UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

100 Summer Street, 4th Floor, Boston, MA 02110

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: July 31, 2021

Date of reporting period: January 31, 2021

Item 1.	Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

JANUARY 31, 2021

2021 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares Cybersecurity and Tech ETF | IHAK | NYSE Arca
•	iShares Exponential Technologies ETF | XT | NASDAQ
•	iShares Genomics Immunology and Healthcare ETF | IDNA | NYSE Arca
•	iShares Robotics and Artificial Intelligence Multisector ETF | IRBO | NYSE Arca
•	iShares Self-Driving EV and Tech ETF | IDRV | NYSE Arca
•	iShares U.S. Tech Breakthrough Multisector ETF | TECB | NYSE Arca
•	iShares Virtual Work and Life Multisector ETF | IWFH | NYSE Arca

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of January 31, 2021 has been a time of sudden change, as the emergence and spread of the coronavirus (or “COVID-19”) led to a vast disruption in the global economy and financial markets. The threat from the virus became increasingly apparent throughout February and March 2020, and countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point of the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs late in the reporting period following a series of successful vaccine trials and passage of additional stimuli. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities from developed economies grew at a more modest pace, lagging emerging market stocks, which rebounded sharply.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment and posted positive returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) dropped to historic lows. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

Following the coronavirus outbreak, the Fed instituted two emergency interest rate cuts, pushing short-term interest rates, already low as the year began, close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to accelerate as vaccination efforts continue to ramp up. Significant additional U.S. stimulus spending in early 2021 is being negotiated in Congress, which would provide a solid tailwind for economic growth. Inflation should increase somewhat as the expansion continues, but a shift in central bank policy means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the equity expansion.

Overall, we favor a positive stance toward risk, with an overweight in both equities and credit. We see U.S. and Asian equities benefiting from structural growth trends in tech, while emerging markets should be particularly helped by a vaccine-led economic expansion. In credit, rising inflation should provide tailwinds for inflation-protected bonds, and Euro area peripherals and Asian bonds also present attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of January 31, 2021
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	14.47%	17.25%
U.S. small cap equities (Russell 2000® Index)	40.89	30.17
International equities (MSCI Europe, Australasia, Far East Index)	17.58	8.94
Emerging market equities (MSCI Emerging Markets Index)	24.07	27.89
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.06	0.54
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(4.56)	4.91
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(0.91)	4.72
Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.06	3.85
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	6.72	7.38
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

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Fund Summary as of January 31, 2021	iShares® Cybersecurity and Tech ETF

Investment Objective

The iShares Cybersecurity and Tech ETF (the “Fund”) seeks to track the investment results of an index composed of developed and emerging market companies that are involved in cyber security and technology, including cyber security hardware, software, products, and services, as represented by the NYSE® FactSet® Global Cyber Security Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	21.80%	46.67%	36.09%	46.67%	65.96%
Fund Market	21.97	47.00	36.25	47.00	66.28
Index	22.11	47.33	36.82	47.33	67.02

The inception date of the Fund was 6/11/19. The first day of secondary market trading was 6/13/19.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$1,218.00	$2.63		$1,000.00	$1,022.80	$2.40		0.47%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Software	69.9%
IT Services	22.6
Communications Equipment	7.5

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

United States	79.3%
Israel	7.6
Japan	4.8
Canada	4.4
Taiwan	2.1
United Kingdom	1.1
Other (each representing less than 1%)	0.7

(a)	Excludes money market funds.

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Fund Summary as of January 31, 2021	iShares® Exponential Technologies ETF

Investment Objective

The iShares Exponential Technologies ETF (the “Fund”) seeks to track the investment results of an index composed of stocks of developed and emerging market companies that create or use exponential technologies, as represented by the Morningstar® Exponential Technologies IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	23.89%	38.25%	22.21%	16.66%	38.25%	172.66%	147.23%
Fund Market	23.90	38.59	22.17	16.65	38.59	172.18	147.12
Index	24.20	38.79	22.57	16.95	38.79	176.67	150.59

The inception date of the Fund was 3/19/15. The first day of secondary market trading was 3/23/15.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$1,238.90	$2.60		$1,000.00	$1,022.90	$2.35		0.46%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Information Technology	39.9%
Health Care	29.6
Communication Services	10.2
Industrials	9.8
Real Estate	3.3
Financials	3.1
Consumer Discretionary	3.1
Other (each representing less than 1%)	1.0

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

United States	57.6%
Japan	7.2
China	4.7
France	3.9
Netherlands	3.6
Germany	3.5
United Kingdom	2.9
Denmark	2.6
Taiwan	2.2
Switzerland	2.0

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of January 31, 2021	iShares® Genomics Immunology and Healthcare ETF

Investment Objective

The iShares Genomics Immunology and Healthcare ETF (the “Fund”) seeks to track the investment results of an index composed of developed and emerging market companies that could benefit from the long-term growth and innovation in genomics, immunology and bioengineering, as represented by the NYSE® FactSet Global Genomics and Immuno Biopharma IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	35.02%	80.65%	56.10%	80.65%	107.92%
Fund Market	34.87	80.89	56.19	80.89	108.12
Index	35.14	80.55	56.25	80.55	107.55

The inception date of the Fund was 6/11/19. The first day of secondary market trading was 6/13/19.

Certain sectors and markets performed exceptionally well based on market conditions during the six month and one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$1,350.20	$2.78		$1,000.00	$1,022.80	$2.40		0.47%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Biotechnology	83.5%
Pharmaceuticals	10.3
Life Sciences Tools & Services	6.2

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

United States	69.0%
Germany	10.5
China	5.1
Switzerland	4.0
France	3.8
Denmark	3.7
Japan	3.4
United Kingdom	0.5

(a)	Excludes money market funds.

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Fund Summary as of January 31, 2021	iShares® Robotics and Artificial Intelligence Multisector ETF

Investment Objective

The iShares Robotics and Artificial Intelligence Multisector ETF (the “Fund”) seeks to track the investment results of an index composed of developed and emerging market companies that could benefit from the long-term growth and innovation in robotics technologies and artificial intelligence, as represented by the NYSE® FactSet® Global Robotics and Artificial Intelligence Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	39.21%	62.09%	26.94%	62.09%	86.05%
Fund Market	39.58	62.90	27.13	62.90	86.76
Index	39.66	62.87	27.47	62.87	87.70

The inception date of the Fund was 6/26/18. The first day of secondary market trading was 6/28/18.

Certain sectors and markets performed exceptionally well based on market conditions during the six month and one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$1,392.10	$2.83		$1,000.00	$1,022.80	$2.40		0.47%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Information Technology	59.4%
Communication Services	20.8
Industrials	10.2
Consumer Discretionary	8.0
Health Care	1.6

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

United States	49.9%
China	17.6
Japan	9.5
Taiwan	4.5
Israel	4.2
South Korea	3.9
France	3.0
Germany	1.7
Switzerland	0.9
United Kingdom	0.9

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of January 31, 2021	iShares® Self-Driving EV and Tech ETF

Investment Objective

The iShares Self-Driving EV and Tech ETF (the “Fund”) seeks to track the investment results of an index composed of developed and emerging market companies that may benefit from growth and innovation in and around electric vehicles, battery technologies and autonomous driving technologies, as represented by the NYSE® FactSet Global Autonomous Driving and Electric Vehicle Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	50.17%	66.12%	38.39%	66.12%	79.32%
Fund Market	50.12	67.05	38.54	67.05	79.66
Index	50.25	66.27	38.68	66.27	79.50

The inception date of the Fund was 4/16/19. The first day of secondary market trading was 4/18/19.

Certain sectors and markets performed exceptionally well based on market conditions during the six month and one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$1,501.70	$2.96		$1,000.00	$1,022.80	$2.40		0.47%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Consumer Discretionary	43.2%
Information Technology	37.9
Industrials	7.1
Materials	7.1
Communication Services	4.7

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

United States	47.4%
Germany	10.4
South Korea	10.3
Japan	8.9
China	5.4
Netherlands	3.2
Sweden	2.9
Switzerland	2.7
France	2.0
United Kingdom	1.8

(a)	Excludes money market funds.

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Fund Summary as of January 31, 2021	iShares® U.S. Tech Breakthrough Multisector ETF

Investment Objective

The iShares U.S. Tech Breakthrough Multisector ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. companies that could benefit from various breakthrough technologies, including robotics and artificial intelligence, cloud and data tech, cybersecurity, genomics and immunology, and financial technology, as represented by the NYSE® FactSet® U.S. Tech Breakthrough IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	15.27%	40.25%	38.48%	40.25%	41.47%
Fund Market	15.31	40.36	38.48	40.36	41.47
Index	15.44	40.72	39.10	40.72	41.97

The inception date of the Fund was 1/8/20. The first day of secondary market trading was 1/10/20.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$1,152.70	$1.63		$1,000.00	$1,023.70	$1.53		0.30%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Information Technology	63.0%
Communication Services	15.7
Health Care	11.4
Consumer Discretionary	6.7
Real Estate	2.5
Other (each representing less than 1%)	0.7

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Microsoft Corp.	4.2%
Apple Inc.	4.2
Amazon.com Inc.	3.9
Alphabet Inc., Class A	3.9
salesforce.com Inc.	3.9
Walt Disney Co. (The)	3.7
NVIDIA Corp.	3.7
Facebook Inc., Class A	3.6
Netflix Inc.	2.8
Gilead Sciences Inc.	2.8

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

Fund Summary as of January 31, 2021	iShares® Virtual Work and Life Multisector ETF

Investment Objective

The iShares Virtual Work and Life Multisector ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. and non-U.S. companies that provide products, services and technologies that empower individuals to work remotely, and support an increasingly virtual way of life across entertainment, wellness and learning, as represented by the NYSE® FactSet® Global Virtual Work and Life Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

Cumulative Total Returns
Since Inception
Fund NAV	24.06%
Fund Market	24.38
Index	24.37

The inception date of the Fund was 9/29/20. The first day of secondary market trading was 10/1/20.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual					Hypothetical 5% Return

Beginning Account Value (09/29/20)	(a)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(b)	Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(b)	Annualized Expense Ratio
$ 1,000.00		$1,240.60	$1.79		$1,000.00	$1,022.80	$2.40		0.47%

(a)	The beginning of the period (commencement of operations) is September 29, 2020.

(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (124 days for actual and 184 days for hypothetical expenses) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Information Technology	40.2%
Communication Services	37.9
Consumer Discretionary	15.7
Health Care	5.1
Other (each representing less than 1%)	1.1

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Roku Inc.	2.4%
NetEase Inc.	2.4
Teladoc Health Inc.	2.4
Peloton Interactive Inc., Class A	2.3
Delivery Hero SE	2.3
Chegg Inc.	2.3
Meituan, Class B	2.2
Tencent Holdings Ltd.	2.1
Activision Blizzard Inc.	2.0
RingCentral Inc., Class A	2.0

(a)	Excludes money market funds.

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About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	11

Schedule of Investments (unaudited) January 31, 2021	iShares® Cybersecurity and Tech ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Canada — 4.4%
Absolute Software Corp.	82,665	$1,043,788
BlackBerry Ltd.(a)	991,312	13,937,112

		14,980,900

Israel — 7.6%
Check Point Software Technologies Ltd.(a)	100,534	12,842,213
CyberArk Software Ltd.(a)	68,689	11,007,412
Radware Ltd.(a)	71,357	2,022,971

		25,872,596

Japan — 4.8%
Change Inc.(a)	53,600	1,871,226
Digital Arts Inc.	19,200	1,824,729
GMO GlobalSign Holdings KK	7,400	671,474
Trend Micro Inc.(a)	223,600	12,259,077

		16,626,506

Malaysia — 0.5%
My EG Services Bhd	3,623,900	1,721,184

South Korea — 0.2%
Ahnlab Inc.	10,452	780,209

Taiwan — 2.1%
Accton Technology Corp.	745,000	7,169,985

United Kingdom — 1.1%
Micro Focus International PLC(a)	599,697	3,665,416

United States — 79.1%
A10 Networks Inc.(a)	113,560	1,127,651
Akamai Technologies Inc.(a)(b)	116,065	12,886,697
Alarm.com Holdings Inc.(a)	80,327	7,463,985
Booz Allen Hamilton Holding Corp.	136,773	11,648,956
CACI International Inc., Class A(a)	44,644	10,769,026
Calix Inc.(a)	96,693	2,920,129
Citrix Systems Inc.	92,554	12,338,374
Crowdstrike Holdings Inc., Class A(a)	72,229	15,587,018
DocuSign Inc.(a)	49,683	11,570,674
Everbridge Inc.(a)(b)	61,957	8,235,944
FireEye Inc.(a)	397,627	8,350,167
Fortinet Inc.(a)	94,522	13,682,059
Juniper Networks Inc.	549,931	13,429,315
ManTech International Corp./VA, Class A	48,597	4,358,665
McAfee Corp., Class A	124,749	2,351,519
Mimecast Ltd.(a)(b)	105,711	4,551,916

Security	Shares	Value

United States (continued)
NIC Inc.	117,234	$3,155,939
Okta Inc.(a)	50,153	12,990,129
Palo Alto Networks Inc.(a)	39,746	13,940,909
Perspecta Inc.	246,158	7,126,274
Ping Identity Holding Corp.(a)	65,965	1,973,013
Proofpoint Inc.(a)	102,204	13,192,492
Qualys Inc.(a)	59,634	8,257,520
Rapid7 Inc.(a)(b)	89,345	7,756,933
SailPoint Technologies Holdings Inc.(a)	157,147	8,691,801
Science Applications International Corp.	103,707	9,958,983
Tenable Holdings Inc.(a)	122,077	6,041,591
Varonis Systems Inc.(a)	55,277	9,771,315
VirnetX Holding Corp.	111,588	675,107
VMware Inc., Class A(a)(b)	86,172	11,878,810
Zix Corp.(a)	97,609	795,513
Zscaler Inc.(a)	66,854	13,350,744

		270,829,168

Total Common Stocks — 99.8% (Cost: $297,798,366)		341,645,964

Short-Term Investments

Money Market Funds — 5.2%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.14%(c)(d)(e)	17,208,034	17,218,359
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.00%(c)(d)	530,000	530,000

		17,748,359

Total Short-Term Investments — 5.2% (Cost: $17,747,731)		17,748,359

Total Investments in Securities — 105.0% (Cost: $315,546,097)		359,394,323

Other Assets, Less Liabilities — (5.0)%		(17,257,256)

Net Assets — 100.0%		$342,137,067

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

12	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Cybersecurity and Tech ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2021 for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$7,762,535	$9,464,361	(a)	$—	$(9,001)	$464	$17,218,359	17,208,034	$20,126	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	250,000	280,000	(a)	—	—	—	530,000	530,000	475		—

					$(9,001)	$464	$17,748,359		$20,601		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
XAK Technology	4	03/19/21	$519	$(6,159)

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$6,159

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended January 31, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(6,159)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$173,000

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Cybersecurity and Tech ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$341,645,964	$—	$—	$341,645,964
Money Market Funds	17,748,359	—	—	17,748,359

	$359,394,323	$—	$—	$359,394,323

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(6,159)	$—	$—	$(6,159)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

14	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2021	iShares® Exponential Technologies ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.5%
Cochlear Ltd.	98,912	$14,983,769
Megaport Ltd.(a)	1,536,099	15,887,152
Sonic Healthcare Ltd.	634,657	16,736,149

		47,607,070

Belgium — 0.9%
Proximus SADP	700,937	14,800,258
UCB SA	142,452	14,800,514

		29,600,772

Brazil — 0.4%
TIM SA	5,765,255	14,044,213

China — 4.7%
Alibaba Group Holding Ltd.(a)	457,000	14,546,013
Baidu Inc., ADR(a)	101,109	23,762,637
Genscript Biotech Corp.(a)	9,700,000	12,384,815
Innovent Biologics Inc.(a)(b)	2,087,500	23,852,989
NetEase Inc.	833,400	19,153,309
Tencent Holdings Ltd.	211,500	18,589,120
Wuxi Biologics Cayman Inc.(a)(b)	1,494,000	21,021,222
Xiaomi Corp., Class B(a)(b)	4,309,400	16,228,645

		149,538,750

Denmark — 2.6%
Genmab A/S(a)	43,299	17,328,087
H Lundbeck A/S	478,056	17,116,935
Novo Nordisk A/S, Class B	241,323	16,768,834
Orsted A/S(b)	86,354	16,461,143
Vestas Wind Systems A/S	72,812	15,865,928

		83,540,927

Finland — 0.5%
Nokia OYJ(a)	3,608,470	17,377,900

France — 3.9%
Bouygues SA	358,936	14,137,433
Capgemini SE	111,173	16,140,158
Iliad SA	71,102	13,186,185
Natixis SA(a)	4,635,432	17,587,444
Orange SA	1,231,469	14,518,268
Sanofi	153,116	14,351,492
Schneider Electric SE	116,765	17,157,701
STMicroelectronics NV	440,777	17,816,084

		124,894,765

Germany — 3.5%
Bayer AG, Registered	263,617	15,986,192
Deutsche Boerse AG	106,419	17,143,648
Deutsche Telekom AG, Registered	812,997	14,519,338
Infineon Technologies AG	413,629	16,645,905
Merck KGaA	95,490	15,974,688
Siemens AG, Registered	114,072	17,730,702
Telefonica Deutschland Holding AG	5,283,167	14,512,273

		112,512,746

India — 1.6%
Infosys Ltd.	962,434	16,344,625
Tata Consultancy Services Ltd.	404,275	17,240,145
Wipro Ltd.	3,108,868	17,806,962

		51,391,732

Japan — 7.2%
Chugai Pharmaceutical Co. Ltd.	310,700	16,239,079

Security	Shares	Value

Japan (continued)
FANUC Corp.	60,500	$15,813,387
Mitsubishi Electric Corp.	1,113,300	16,955,507
Murata Manufacturing Co. Ltd.	180,900	17,373,795
Nabtesco Corp.	352,900	15,791,934
Nidec Corp.	130,800	17,303,405
Omron Corp.	166,400	14,685,859
Rakuten Inc.(a)	1,536,900	15,105,498
SoftBank Group Corp.	211,511	16,380,259
Taiyo Yuden Co. Ltd.	333,000	19,529,299
Takeda Pharmaceutical Co. Ltd.	409,004	14,446,696
TDK Corp.	113,300	18,267,386
Tokyo Electron Ltd.	42,100	16,008,415
Yaskawa Electric Corp.	323,700	16,572,253

		230,472,772

Netherlands — 3.6%
Adyen NV(a)(b)	7,150	14,936,497
ASM International NV	76,728	19,687,399
ASML Holding NV	31,911	17,036,894
Koninklijke KPN NV	4,966,030	15,541,600
NXP Semiconductors NV	93,029	14,928,364
QIAGEN NV(a)	306,292	16,622,339
Wolters Kluwer NV	212,225	17,646,033

		116,399,126

Singapore — 1.1%
Keppel DC REIT	8,327,000	18,698,259
Singapore Technologies Engineering Ltd.	5,826,800	16,289,223

		34,987,482

South Korea — 1.0%
Samsung Electronics Co. Ltd.	231,572	16,975,598
SK Hynix Inc.	146,483	16,041,630

		33,017,228

Spain — 0.9%
Grifols SA	520,298	15,360,274
Telefonica SA(a)	3,224,384	13,922,099

		29,282,373

Sweden — 1.9%
Elekta AB, Class B	1,185,205	17,143,790
Millicom International Cellular SA, SDR(a)	390,140	14,644,505
Swedish Orphan Biovitrum AB(a)	788,429	14,967,805
Telefonaktiebolaget LM Ericsson, Class B	1,225,466	15,541,649

		62,297,749

Switzerland — 2.0%
ABB Ltd., Registered	564,331	16,709,171
Novartis AG, Registered	164,957	14,932,540
Roche Holding AG, NVS	44,440	15,343,689
Swisscom AG, Registered	28,644	15,629,269

		62,614,669

Taiwan — 2.2%
Advantech Co. Ltd.	1,385,000	17,113,115
MediaTek Inc.	585,000	18,279,618
Taiwan Semiconductor Manufacturing Co. Ltd.	849,000	17,918,364
Win Semiconductors Corp.	1,214,000	17,948,255

		71,259,352

United Kingdom — 2.8%
AstraZeneca PLC	139,685	14,368,896
BT Group PLC	8,186,183	14,119,032
GlaxoSmithKline PLC	777,400	14,486,324
London Stock Exchange Group PLC	153,804	18,345,150

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Exponential Technologies ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
RELX PLC	619,704	$15,423,969
Vodafone Group PLC	8,480,063	14,537,397

		91,280,768
United States — 57.4%
3M Co.	87,224	15,321,768
AbbVie Inc.	140,181	14,365,749
Accenture PLC, Class A	62,065	15,014,765
Advanced Micro Devices Inc.(a)	168,764	14,452,949
Albemarle Corp.	106,514	17,325,567
Alexion Pharmaceuticals Inc.(a)	129,202	19,810,543
Align Technology Inc.(a)	29,865	15,690,474
Alnylam Pharmaceuticals Inc.(a)	122,275	18,399,942
Alphabet Inc., Class A(a)	8,521	15,570,935
Amazon.com Inc.(a)	4,883	15,655,875
Amgen Inc.	66,483	16,050,991
Amphenol Corp., Class A	113,223	14,139,288
Analog Devices Inc.	107,303	15,808,951
Apple Inc.	139,002	18,342,704
Applied Materials Inc.	173,110	16,736,275
Arista Networks Inc.(a)	56,273	17,307,324
Berkshire Hathaway Inc., Class B(a)	66,957	15,257,492
Biogen Inc.(a)	63,147	17,845,974
BioMarin Pharmaceutical Inc.(a)	199,561	16,519,660
BlackRock Inc.(c)	21,791	15,281,157
Boston Scientific Corp.(a)	461,322	16,349,252
Bristol-Myers Squibb Co.	261,780	16,081,145
Broadcom Inc.	36,367	16,383,333
Broadridge Financial Solutions Inc.	104,065	14,705,425
Cadence Design Systems Inc.(a)	131,426	17,136,636
Capital One Financial Corp.	160,425	16,725,910
Cisco Systems Inc.	341,373	15,218,408
Cognizant Technology Solutions Corp., Class A	195,041	15,203,446
CoreSite Realty Corp.	128,258	17,243,005
Corning Inc.	405,004	14,527,493
Crowdstrike Holdings Inc., Class A(a)	90,884	19,612,767
CyrusOne Inc.	231,859	16,914,114
Dell Technologies Inc., Class C(a)	215,630	15,717,271
DexCom Inc.(a)(d)	45,426	17,027,936
Digital Realty Trust Inc.	117,659	16,937,013
Eli Lilly & Co.	96,006	19,966,368
Emerson Electric Co.	185,849	14,747,118
Envestnet Inc.(a)	189,847	14,566,960
Equinix Inc.	22,278	16,484,829
Exelixis Inc.(a)	811,944	18,033,276
Facebook Inc., Class A(a)	54,639	14,114,893
First Solar Inc.(a)	175,988	17,449,210
General Electric Co.	1,325,846	14,160,035
Gentex Corp.	454,795	15,030,975
Gilead Sciences Inc.	252,101	16,537,826
Hewlett Packard Enterprise Co.	1,250,267	15,428,295
Honeywell International Inc.	70,821	13,836,299
HP Inc.	653,817	15,913,906
Hubbell Inc.	90,149	14,027,184
Illumina Inc.(a)	45,021	19,198,755
Incyte Corp.(a)	186,933	16,777,237
Intel Corp.	304,255	16,889,195
International Business Machines Corp.	120,602	14,364,904
Intuitive Surgical Inc.(a)	20,256	15,144,196
Ionis Pharmaceuticals Inc.(a)	325,353	19,543,955
Jazz Pharmaceuticals PLC(a)	105,888	16,465,584

Security	Shares	Value

United States (continued)
Johnson & Johnson	98,758	$16,110,393
KLA Corp.	59,241	16,591,627
Laboratory Corp. of America Holdings(a)	74,865	17,137,347
Lam Research Corp.	30,679	14,847,102
Lincoln Electric Holdings Inc.	129,019	14,772,675
Marvell Technology Group Ltd.(d)	356,013	18,320,429
Mastercard Inc., Class A	45,507	14,393,409
Maxim Integrated Products Inc.	181,334	15,904,805
Medtronic PLC	142,053	15,814,760
MercadoLibre Inc.(a)	9,957	17,718,581
Merck & Co. Inc.	181,409	13,981,192
Microchip Technology Inc.	108,389	14,752,827
Micron Technology Inc.(a)	231,227	18,098,137
Microsoft Corp.	70,355	16,319,546
Monolithic Power Systems Inc.	48,723	17,310,795
Nektar Therapeutics(a)(d)	957,068	18,854,240
NVIDIA Corp.	30,066	15,621,993
Okta Inc.(a)	67,271	17,423,862
ON Semiconductor Corp.(a)	523,773	18,064,931
Palantir Technologies Inc., Class A(a)(d)	585,408	20,594,653
Palo Alto Networks Inc.(a)	50,213	17,612,210
PayPal Holdings Inc.(a)	71,399	16,729,500
Pfizer Inc.	364,638	13,090,504
PRA Health Sciences Inc.(a)	147,849	18,220,911
Premier Inc., Class A	424,440	14,375,783
Qorvo Inc.(a)	94,194	16,095,871
QUALCOMM Inc.	97,017	15,161,817
Quest Diagnostics Inc.	122,363	15,803,181
Redfin Corp.(a)(d)	270,877	19,289,151
Regeneron Pharmaceuticals Inc.(a)	31,228	15,733,915
Rockwell Automation Inc.	60,421	15,016,431
salesforce.com Inc.(a)	69,356	15,643,939
Seagate Technology PLC	239,663	15,846,518
Seagen Inc.(a)	84,006	13,799,666
ServiceNow Inc.(a)(d)	29,675	16,118,273
Skyworks Solutions Inc.	102,925	17,420,056
Splunk Inc.(a)(d)	97,252	16,049,498
Square Inc., Class A(a)	72,865	15,735,925
Stryker Corp.	64,345	14,220,888
Synopsys Inc.(a)	64,804	16,554,182
TE Connectivity Ltd.	127,483	15,348,953
Tesla Inc.(a)	25,167	19,970,769
Texas Instruments Inc.	94,449	15,649,255
Thermo Fisher Scientific Inc.	32,710	16,672,287
T-Mobile U.S. Inc.(a)	115,308	14,538,033
United Therapeutics Corp.(a)	113,402	18,577,516
Varian Medical Systems Inc.(a)	87,005	15,275,468
Verizon Communications Inc.	252,122	13,803,679
Vertex Pharmaceuticals Inc.(a)	68,021	15,582,251
Visa Inc., Class A	74,049	14,309,969
VMware Inc., Class A(a)(d)	109,971	15,159,502
Western Digital Corp.	297,410	16,782,846
Xilinx Inc.	107,629	14,053,118
Zebra Technologies Corp., Class A(a)	40,230	15,602,401
Zillow Group Inc., Class C, NVS(a)	128,512	16,765,675
Zimmer Biomet Holdings Inc.	104,815	16,106,921
Zoetis Inc.	98,613	15,211,055

16	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Exponential Technologies ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Zscaler Inc.(a)	85,672	$17,108,698

		1,847,032,456

Total Common Stocks — 99.7% (Cost: $2,416,614,743)		3,209,152,850

Short-Term Investments

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(c)(e)(f)	31,241,538	31,260,283
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(e)	5,040,000	5,040,000

		36,300,283

Total Short-Term Investments — 1.1% (Cost: $36,286,319)		36,300,283

Total Investments in Securities — 100.8% (Cost: $2,452,901,062)		3,245,453,133

Other Assets, Less Liabilities — (0.8)%		(25,496,859)

Net Assets — 100.0%		$3,219,956,274

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	All or a portion of this security is on loan.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$70,093,118	$—		$(38,804,424	)(a)	$11,774	$(40,185)	$31,260,283	31,241,538	$166,556	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,020,000	1,020,000	(a)	—		—	—	5,040,000	5,040,000	1,681		—
BlackRock Inc.	13,808,865	3,709,604		(5,154,394)		516,582	2,400,500	15,281,157	21,791	169,006		—

						$528,356	$2,360,315	$51,581,440		$337,243		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	45	03/19/21	$1,901	$(17,295)
MSCI Emerging Markets E-Mini Index	19	03/19/21	1,260	49,365
S&P 500 E-Mini Index	31	03/19/21	5,743	(10,870)

				$21,200

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Exponential Technologies ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$49,365

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$28,165

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended January 31, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$1,316,060

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(232,999)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$7,370,439

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,209,152,850	$—	$—	$3,209,152,850
Money Market Funds	36,300,283	—	—	36,300,283

	$3,245,453,133	$—	$—	$3,245,453,133

Derivative financial instruments(a)
Assets
Futures Contracts	$49,365	$—	$—	$49,365
Liabilities
Futures Contracts	(28,165)	—	—	(28,165)

	$21,200	$—	$—	$21,200

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

18	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2021	iShares® Genomics Immunology and Healthcare ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

China — 5.1%
BeiGene Ltd.(a)	564,800	$13,847,119

Denmark — 3.7%
Genmab A/S(a)	25,629	10,256,624

France — 3.8%
Sanofi	96,499	9,044,807
Valneva SE(a)	114,349	1,316,986

		10,361,793

Germany — 10.5%
BioNTech SE, ADR(a)(b)	81,621	9,544,760
Evotec SE(a)	238,793	9,428,563
Merck KGaA	59,034	9,875,900

		28,849,223

Japan — 3.4%
Takeda Pharmaceutical Co. Ltd.	261,700	9,243,675

Switzerland — 4.0%
CRISPR Therapeutics AG(a)	66,389	11,000,657

United Kingdom — 0.5%
Adaptimmune Therapeutics PLC, ADR(a)	260,890	1,424,459

United States — 68.9%
Agenus Inc.(a)	302,026	1,111,456
Aligos Therapeutics Inc.(a)	37,500	1,056,375
Allogene Therapeutics Inc.(a)	130,097	4,514,366
Altimmune Inc.(a)	59,289	846,647
Arcturus Therapeutics Holdings Inc.(a)(b)	36,278	2,628,704
BioCryst Pharmaceuticals Inc.(a)(b)	334,107	2,846,592
Bluebird Bio Inc.(a)(b)	126,274	5,625,507
Blueprint Medicines Corp.(a)	94,672	9,159,516
Constellation Pharmaceuticals Inc.(a)	71,461	2,356,069
CytomX Therapeutics Inc.(a)	85,565	591,254
Editas Medicine Inc.(a)	117,851	7,230,159
Exelixis Inc.(a)	516,074	11,462,003
Fate Therapeutics Inc.(a)	156,117	14,148,884
FibroGen Inc.(a)	159,663	7,692,563
Five Prime Therapeutics Inc.(a)	85,798	1,434,543
Gilead Sciences Inc.	159,111	10,437,682
Inovio Pharmaceuticals Inc.(a)	317,854	4,052,638
Intellia Therapeutics Inc.(a)	94,788	5,935,625
Invitae Corp.(a)(b)	192,514	9,533,293
IVERIC bio Inc.(a)	147,286	774,724
Ligand Pharmaceuticals Inc.(a)	29,615	5,489,140
MacroGenics Inc.(a)	104,766	2,141,417

Security	Shares	Value

United States (continued)
Moderna Inc.(a)	64,221	$11,120,508
Molecular Templates Inc.(a)	69,594	796,851
NanoString Technologies Inc.(a)	83,977	5,880,909
NantKwest Inc.(a)(b)	66,200	1,249,525
Personalis Inc.(a)	45,321	1,743,499
Precision BioSciences Inc.(a)	83,768	1,015,268
Rapt Therapeutics Inc.(a)	30,150	600,588
Regeneron Pharmaceuticals Inc.(a)	19,888	10,020,370
Sangamo Therapeutics Inc.(a)(b)	223,460	3,052,464
Sarepta Therapeutics Inc.(a)(b)	61,942	5,537,615
Seagen Inc.(a)	54,649	8,977,191
SpringWorks Therapeutics Inc.(a)	65,190	5,430,979
Syros Pharmaceuticals Inc.(a)	76,231	834,348
TCR2 Therapeutics Inc.(a)	46,585	1,198,632
Twist Bioscience Corp.(a)	63,914	10,516,410
Vaxart Inc.(a)(b)	208,636	2,499,459
Vir Biotechnology Inc.(a)	90,663	5,851,390
ZIOPHARM Oncology Inc.(a)	385,083	1,428,658

		188,823,821

Total Common Stocks — 99.9% (Cost: $231,212,230)		273,807,371

Short-Term Investments

Money Market Funds — 8.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(c)(d)(e)	23,127,759	23,141,636
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	240,000	240,000

		23,381,636

Total Short-Term Investments — 8.5% (Cost: $23,380,552)		23,381,636

Total Investments in Securities — 108.4% (Cost: $254,592,782)		297,189,007

Other Assets, Less Liabilities — (8.4)%		(23,077,767)

Net Assets — 100.0%		$274,111,240

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Genomics Immunology and Healthcare ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$13,668,970	$9,476,481	(a)	$—	$(4,058)	$243	$23,141,636	23,127,759	$280,759	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	124,000	116,000	(a)	—	—	—	240,000	240,000	60		—

					$(4,058)	$243	$23,381,636		$280,819		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
XAV Healthcare	1	03/19/21	$116	$3,738

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$3,738

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended January 31, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$3,738

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$76,887

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

20	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Genomics Immunology and Healthcare ETF

Fair Value Measurements (continued)

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$273,807,371	$—	$—	$273,807,371
Money Market Funds	23,381,636	—	—	23,381,636

	$297,189,007	$—	$—	$297,189,007

Derivative financial instruments(a)
Assets
Futures Contracts	$3,738	$—	$—	$3,738

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) January 31, 2021	iShares® Robotics and Artificial Intelligence Multisector ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.8%
Megaport Ltd.(a)	273,800	$2,831,785

Canada — 0.8%
ATS Automation Tooling Systems Inc.(a)	156,400	2,686,145

China — 17.5%
Alibaba Group Holding Ltd.(a)	82,300	2,619,555
Baidu Inc., ADR(a)	18,920	4,446,578
DouYu International Holdings Ltd., ADR(a)	227,200	2,983,136
HengTen Networks Group Ltd.(a)(b)	8,448,000	3,584,531
HUYA Inc., ADR(a)(b)	144,200	3,733,338
iQIYI Inc., ADR(a)(b)	113,920	2,489,152
JOYY Inc.(b)	32,280	2,971,051
Kingsoft Cloud Holdings Ltd., ADR(a)	67,120	3,374,122
Lenovo Group Ltd.	3,708,000	4,366,094
Momo Inc., ADR	196,806	3,007,196
Ping An Healthcare and Technology Co. Ltd.(a)(c)	223,300	2,774,745
SINA Corp.(a)	64,280	2,688,190
Sogou Inc., ADR, ADR(a)	316,280	2,615,636
Sohu.com Ltd., ADR(a)(b)	154,240	2,768,608
Tencent Holdings Ltd.	36,000	3,164,106
Tencent Music Entertainment Group, ADR(a)	164,000	4,362,400
Weibo Corp., ADR(a)	65,960	3,006,457
Xiaomi Corp., Class B(a)(c)	832,000	3,133,205
ZTE Corp., Class H	1,064,000	3,032,610

		61,120,710

France — 3.0%
Atos SE(a)	29,920	2,307,486
Dassault Systemes SE	14,470	2,896,240
STMicroelectronics NV	66,084	2,671,097
Vivendi SA	89,040	2,738,983

		10,613,806

Germany — 1.7%
Duerr AG	74,680	3,043,042
Nemetschek SE	38,720	2,737,782

		5,780,824

Israel — 4.2%
Maytronics Ltd.	186,240	3,269,563
Nano Dimension Ltd., ADR, ADR(a)	368,043	5,056,911
Stratasys Ltd.(a)	150,720	6,256,387

		14,582,861

Japan — 9.5%
FANUC Corp.	10,600	2,770,610
Harmonic Drive Systems Inc.	33,800	2,527,857
Kawasaki Heavy Industries Ltd.(a)	176,000	3,723,578
Kyocera Corp.	44,300	2,834,574
MINEBEA MITSUMI Inc.	128,200	2,839,637
Nidec Corp.	21,400	2,830,985
Oracle Corp. Japan	25,000	2,949,042
Ricoh Co. Ltd.	386,800	2,918,688
Sharp Corp.	200,900	4,171,705
Sony Corp.	28,900	2,774,201
Yaskawa Electric Corp.	56,100	2,872,114

		33,212,991

Jersey — 0.8%
Clarivate PLC(a)(b)	97,080	2,809,495

Security	Shares	Value

Netherlands — 0.7%
Yandex NV, Class A(a)	40,200	$2,518,128

South Korea — 3.9%
LG Electronics Inc.	32,400	4,431,611
NAVER Corp.	10,045	3,080,131
Samsung Electronics Co. Ltd.	40,923	2,999,898
Samsung SDS Co. Ltd.	17,025	2,975,494

		13,487,134

Sweden — 0.8%
Spotify Technology SA(a)	8,364	2,634,660

Switzerland — 0.9%
Comet Holding AG, Registered	14,320	3,283,813

Taiwan — 4.5%
Alchip Technologies Ltd.	126,000	3,712,168
Global Unichip Corp.	240,000	3,385,412
HTC Corp.(a)	2,508,000	2,548,080
Parade Technologies Ltd.	72,000	3,111,151
Via Technologies Inc.(a)	1,520,000	2,784,608

		15,541,419

United Kingdom — 0.9%
AVEVA Group PLC	62,720	3,131,582

United States — 49.8%
3D Systems Corp.(a)(b)	259,600	9,226,184
Adobe Inc.(a)	5,581	2,560,395
Advanced Micro Devices Inc.(a)	28,920	2,476,709
Alphabet Inc., Class A(a)	1,504	2,748,349
Altair Engineering Inc., Class A(a)	50,200	2,807,686
Alteryx Inc., Class A(a)	22,960	2,894,108
Altra Industrial Motion Corp.	49,160	2,527,316
Amazon.com Inc.(a)	880	2,821,456
Ambarella Inc.(a)(b)	28,560	2,694,922
AMETEK Inc.	23,760	2,691,058
Analog Devices Inc.	18,880	2,781,590
ANSYS Inc.(a)	7,880	2,792,436
Apple Inc.	21,960	2,897,842
Autodesk Inc.(a)	9,800	2,718,814
Bentley Systems Inc., Class B(b)	79,360	3,118,054
CEVA Inc.(a)	66,880	3,931,875
Cloudera Inc.(a)	218,640	3,338,633
Cognex Corp.	36,400	2,989,532
Domo Inc., Class B(a)	60,440	3,831,291
Dropbox Inc., Class A(a)	133,360	3,017,937
Elastic NV(a)	18,920	2,875,083
Facebook Inc., Class A(a)	9,760	2,521,301
FARO Technologies Inc.(a)	40,440	2,853,851
fuboTV Inc.(a)(b)	97,860	4,134,585
GoDaddy Inc., Class A(a)(b)	32,480	2,552,278
HubSpot Inc.(a)	7,040	2,620,288
Intel Corp.	52,440	2,910,944
International Business Machines Corp.	21,720	2,587,069
Intuitive Surgical Inc.(a)	3,520	2,631,693
iRobot Corp.(a)(b)	35,200	4,227,520
Lattice Semiconductor Corp.(a)	64,000	2,567,040
Lumen Technologies Inc.	259,520	3,212,858
Microchip Technology Inc.	19,000	2,586,090
Microsoft Corp.	12,713	2,948,907
MicroStrategy Inc., Class A(a)	8,280	5,111,327
MTS Systems Corp.	70,720	4,139,949

22	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Robotics and Artificial Intelligence Multisector ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Netflix Inc.(a)	5,480	$2,917,497
NVIDIA Corp.	5,040	2,618,734
Palantir Technologies Inc., Class A(a)	114,360	4,023,185
Pegasystems Inc.(b)	20,800	2,650,960
Pinterest Inc., Class A(a)	40,400	2,767,804
Proto Labs Inc.(a)	19,920	4,219,056
PTC Inc.(a)	24,720	3,285,535
QUALCOMM Inc.	17,240	2,694,267
salesforce.com Inc.(a)	12,080	2,724,765
Silicon Laboratories Inc.(a)	22,000	2,885,740
Snap Inc., Class A, NVS(a)(b)	56,440	2,987,934
Snowflake Inc., Class A(a)	4,520	1,231,474
Splunk Inc.(a)	17,000	2,805,510
Sumo Logic Inc.(a)(b)	90,240	3,105,158
Talend SA, ADR(a)(b)	69,960	3,060,050
Teradata Corp.(a)	120,280	3,235,532
Texas Instruments Inc.	16,400	2,717,316
Twitter Inc.(a)	56,840	2,872,125
Walt Disney Co. (The)(a)	17,560	2,953,065
Xilinx Inc.	18,440	2,407,711

		173,510,388

Total Common Stocks — 99.8% (Cost: $265,560,218)		347,745,741

Security	Shares	Value

Short-Term Investments

Money Market Funds — 7.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(d)(e)(f)	26,539,527	$26,555,451
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	120,000	120,000

		26,675,451

Total Short-Term Investments — 7.6% (Cost: $26,670,731)		26,675,451

Total Investments in Securities — 107.4% (Cost: $292,230,949)		374,421,192

Other Assets, Less Liabilities — (7.4)%		(25,909,812)

Net Assets — 100.0%		$348,511,380

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$11,886,544	$14,673,773	(a)	$—		$272	$(5,138)	$26,555,451	26,539,527	$286,939	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	180,000	—		(60,000	)(a)	—	—	120,000	120,000	81		—

						$272	$(5,138)	$26,675,451		$287,020		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
XAK Technology	3	03/19/21	$389	$(10,086)

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Robotics and Artificial Intelligence Multisector ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$10,086

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended January 31, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(167)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(10,086)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$129,750

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$347,745,741	$—	$—	$347,745,741
Money Market Funds	26,675,451	—	—	26,675,451

	$374,421,192	$—	$—	$374,421,192

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(10,086)	$—	$—	$(10,086)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

24	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2021	iShares® Self-Driving EV and Tech ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.1%
GUD Holdings Ltd.	15,125	$138,444

Belgium — 1.0%
Solvay SA	8,910	1,017,960
Umicore SA	23,320	1,325,063

		2,343,023

Canada — 1.0%
ElectraMeccanica Vehicles Corp.(a)	5,995	46,102
Magna International Inc.	34,155	2,407,921
Martinrea International Inc.	11,110	117,931

		2,571,954

China — 5.3%
BYD Co. Ltd., Class H(b)	82,500	2,525,906
Ganfeng Lithium Co. Ltd., Class H(c)	28,200	397,513
Li Auto Inc.(a)	10,450	337,013
NIO Inc., ADR(a)	130,955	7,464,435
XPeng Inc., ADR(a)(b)	49,005	2,361,061

		13,085,928

France — 2.0%
Cie. Plastic Omnium SA	7,480	294,434
Faurecia SE(a)	8,745	460,564
STMicroelectronics NV	76,780	3,103,426
Valeo SA	25,850	968,535

		4,826,959

Germany — 8.1%
Bayerische Motoren Werke AG	39,655	3,372,862
Continental AG	13,310	1,871,714
Daimler AG, Registered	107,800	7,611,757
Hella GmbH & Co. KGaA(a)	5,775	353,609
Infineon Technologies AG	157,630	6,343,593
OSRAM Licht AG(a)	3,245	202,637

		19,756,172

Hong Kong — 0.1%
Johnson Electric Holdings Ltd.	61,000	180,549

Italy — 1.3%
Ferrari NV	15,015	3,142,137

Japan — 8.9%
Aisin Seiki Co. Ltd.	16,500	505,110
Alps Alpine Co. Ltd.	22,000	293,347
Denso Corp.	49,500	2,745,561
GS Yuasa Corp.	6,200	182,396
Honda Motor Co. Ltd.	176,000	4,647,328
Koito Manufacturing Co. Ltd.	12,000	771,383
Musashi Seimitsu Industry Co. Ltd.	6,200	87,882
NHK Spring Co. Ltd.	22,000	149,616
Nissan Motor Co. Ltd.(a)	264,000	1,341,749
Nissha Co. Ltd.	5,500	70,763
Subaru Corp.	66,000	1,264,588
Tokai Rika Co. Ltd.	6,200	101,325
Toyoda Gosei Co. Ltd.	6,200	163,269
Toyota Boshoku Corp.	5,500	88,729
Toyota Motor Corp.	132,000	9,203,878
TS Tech Co. Ltd.	5,500	158,651

		21,775,575

Netherlands — 3.2%
Alfen Beheer BV(a)(c)	2,420	237,263

Security	Shares	Value

Netherlands (continued)
NXP Semiconductors NV	33,605	$5,392,594
Yandex NV, Class A(a)	36,025	2,256,606

		7,886,463

South Korea — 10.3%
Hanon Systems	21,505	321,056
Hyundai Mobis Co. Ltd.	7,755	2,201,155
Hyundai Motor Co.	16,775	3,434,181
Hyundai Wia Corp.	2,365	191,974
Iljin Materials Co. Ltd.	2,530	161,489
LG Chem Ltd.	5,555	4,553,849
S&T Motiv Co. Ltd.	721	46,666
Samsung Electronics Co. Ltd.	139,278	10,209,902
Samsung SDI Co. Ltd.	6,231	4,088,641

		25,208,913

Spain — 0.1%
Cie. Automotive SA	8,085	213,344

Sweden — 2.9%
Hexagon AB, Class B	33,550	2,948,017
Volvo AB, Class B(a)	171,906	4,267,444

		7,215,461

Switzerland — 2.7%
ABB Ltd., Registered	217,855	6,450,428
Autoneum Holding AG(a)	550	98,983

		6,549,411

Taiwan — 1.2%
Delta Electronics Inc.	220,000	2,219,445
Innolux Corp.	996,000	464,166
International CSRC Investment Holdings Co.	125,430	103,694
Sunonwealth Electric Machine Industry Co. Ltd.	29,000	54,163

		2,841,468

United Kingdom — 1.8%
Aptiv PLC	32,340	4,320,624

United States — 47.3%
Adient PLC(a)	11,165	360,518
Advanced Micro Devices Inc.(a)	98,010	8,393,576
Albemarle Corp.	12,925	2,102,380
Alphabet Inc., Class A(a)	5,045	9,219,031
Altra Industrial Motion Corp.	7,260	373,237
Ambarella Inc.(a)	4,125	389,235
Analog Devices Inc.	44,660	6,579,758
Apple Inc.	75,350	9,943,186
Autoliv Inc.	10,505	931,899
Blink Charging Co.(a)(b)	3,245	160,400
BorgWarner Inc.	29,260	1,228,627
Cooper-Standard Holdings Inc.(a)	1,815	55,376
CTS Corp.	3,795	115,748
Dana Inc.	17,050	330,088
DuPont de Nemours Inc.(b)	89,045	7,074,625
Eaton Corp. PLC	48,345	5,690,206
Ford Motor Co.	476,575	5,018,335
Garmin Ltd.	18,645	2,141,565
General Motors Co.	161,700	8,194,956
Gentex Corp.	29,535	976,132
Gentherm Inc.(a)	4,400	269,544
II-VI Inc.(a)	12,210	1,026,495
Intel Corp.	177,705	9,864,405
Lear Corp.	7,370	1,111,101

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Self-Driving EV and Tech ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Methode Electronics Inc.	4,290	$161,947
NVIDIA Corp.	16,940	8,801,855
Qorvo Inc.(a)	13,585	2,321,405
QUALCOMM Inc.	58,300	9,111,124
Standard Motor Products Inc.	3,135	122,986
Stoneridge Inc.(a)	3,685	101,153
Synaptics Inc.(a)(b)	4,235	420,197
Tenneco Inc., Class A(a)	7,260	73,326
Tesla Inc.(a)	15,400	12,220,362
Veoneer Inc.(a)	13,750	361,487
Visteon Corp.(a)	3,355	427,695
XL Fleet Corp.(a)	4,895	92,907

		115,766,867

Total Common Stocks — 97.3% (Cost: $216,656,584)		237,823,292

Preferred Stocks

Chile — 0.3%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	14,520	736,628

Germany — 2.3%
Porsche Automobil Holding SE, Preference Shares, NVS	18,810	1,314,005
Volkswagen AG, Preference Shares, NVS	22,385	4,254,470

		5,568,475

Total Preferred Stocks — 2.6% (Cost: $6,003,312)		6,305,103

Security	Shares	Value

Short-Term Investments

Money Market Funds — 4.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(d)(e)(f)	11,637,326	$11,644,308
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	400,000	400,000

		12,044,308

Total Short-Term Investments — 4.9% (Cost: $12,044,308)		12,044,308

Total Investments in Securities — 104.8% (Cost: $234,704,204)		256,172,703

Other Assets, Less Liabilities — (4.8)%		(11,629,407)

Net Assets — 100.0%		$244,543,296

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$20,376	$11,624,343	(a)	$—	$(413)	$2	$11,644,308	11,637,326	$5,044	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	400,000	(a)	—	—	—	400,000	400,000	28		—

					$(413)	$2	$12,044,308		$5,072		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

26	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Self-Driving EV and Tech ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$237,823,292	$—	$—	$237,823,292
Preferred Stocks	6,305,103	—	—	6,305,103
Money Market Funds	12,044,308	—	—	12,044,308

	$256,172,703	$—	$—	$256,172,703

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) January 31, 2021	iShares® U.S. Tech Breakthrough Multisector ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Communication Services — 15.7%
Alphabet Inc., Class A(a)	7,431	$13,579,112
Facebook Inc., Class A(a)	48,456	12,517,639
Lumen Technologies Inc.	46,733	578,555
Netflix Inc.(a)	18,642	9,924,814
Pinterest Inc., Class A(a)	21,010	1,439,395
Snap Inc., Class A, NVS(a)(b)	39,732	2,103,412
Twitter Inc.(a)	33,235	1,679,365
Walt Disney Co. (The)(a)	77,585	13,047,469

		54,869,761

Consumer Discretionary — 6.7%
Amazon.com Inc.(a)	4,285	13,738,567
eBay Inc.	45,638	2,579,003
Etsy Inc.(a)	8,610	1,714,165
iRobot Corp.(a)	1,176	141,238
MercadoLibre Inc.(a)	3,014	5,363,443

		23,536,416

Financials — 0.3%
Blucora Inc.(a)	1,146	18,978
Donnelley Financial Solutions Inc.(a)	794	14,205
Enova International Inc.(a)	843	19,052
Green Dot Corp., Class A(a)	1,254	62,988
MarketAxess Holdings Inc.	907	490,469
OneMain Holdings Inc.	2,118	98,614
Open Lending Corp., Class A(a)	1,861	67,536
Tradeweb Markets Inc., Class A	2,209	134,285
Virtu Financial Inc., Class A	2,449	68,009
World Acceptance Corp.(a)	142	20,365

		994,501

Health Care — 11.4%
Agenus Inc.(a)	18,767	69,063
Allogene Therapeutics Inc.(a)	8,084	280,515
Arcturus Therapeutics Holdings Inc.(a)	2,255	163,397
BioCryst Pharmaceuticals Inc.(a)	20,760	176,875
Bluebird Bio Inc.(a)(b)	7,846	349,539
Blueprint Medicines Corp.(a)	6,547	633,422
Constellation Pharmaceuticals Inc.(a)(b)	4,442	146,453
Editas Medicine Inc.(a)(b)	7,323	449,266
Exelixis Inc.(a)	36,223	804,513
Fate Therapeutics Inc.(a)	9,701	879,202
FibroGen Inc.(a)(b)	9,922	478,042
Five Prime Therapeutics Inc.(a)	5,331	89,134
Gilead Sciences Inc.	149,320	9,795,392
Inovio Pharmaceuticals Inc.(a)(b)	19,750	251,812
Intellia Therapeutics Inc.(a)	5,890	368,832
Intuitive Surgical Inc.(a)	5,002	3,739,695
Invitae Corp.(a)(b)	20,272	1,003,869
IVERIC bio Inc.(a)	9,153	48,145
Ligand Pharmaceuticals Inc.(a)(b)	1,841	341,229
MacroGenics Inc.(a)	6,510	133,064
Moderna Inc.(a)	38,818	6,721,725
NanoString Technologies Inc.(a)	5,219	365,487
Personalis Inc.(a)	2,817	108,370
Regeneron Pharmaceuticals Inc.(a)	12,160	6,126,694
Sangamo Therapeutics Inc.(a)	13,886	189,683
Sarepta Therapeutics Inc.(a)	8,954	800,488
Seagen Inc.(a)	21,260	3,492,380
SpringWorks Therapeutics Inc.(a)	4,052	337,572
TCR2 Therapeutics Inc.(a)	2,894	74,463

Security	Shares	Value

Health Care (continued)
Twist Bioscience Corp.(a)	3,972	$653,553
Vaxart Inc.(a)(b)	12,965	155,321
Vir Biotechnology Inc.(a)(b)	5,635	363,683
ZIOPHARM Oncology Inc.(a)(b)	23,707	87,953

		39,678,831

Industrials — 0.4%
Altra Industrial Motion Corp.	2,752	141,481
AMETEK Inc.	9,828	1,113,119
Proto Labs Inc.(a)	1,140	241,452

		1,496,052

Information Technology — 62.9%
3D Systems Corp.(a)	5,146	182,889
A10 Networks Inc.(a)	7,570	75,170
ACI Worldwide Inc.(a)	2,804	107,646
Adobe Inc.(a)	20,509	9,408,914
Advanced Micro Devices Inc.(a)	49,010	4,197,216
Akamai Technologies Inc.(a)	19,126	2,123,560
Alarm.com Holdings Inc.(a)	5,352	497,308
Alliance Data Systems Corp.	1,139	77,053
Altair Engineering Inc., Class A(a)	1,822	101,904
Alteryx Inc., Class A(a)	3,524	444,200
Analog Devices Inc.	15,811	2,329,435
ANSYS Inc.(a)	3,674	1,301,955
Appian Corp.(a)	2,580	563,627
Apple Inc.	110,866	14,629,877
Autodesk Inc.(a)	9,379	2,602,016
Avalara Inc.(a)	1,985	297,750
Bentley Systems Inc., Class B	6,713	263,754
Bill.Com Holdings Inc.(a)	1,751	213,412
Black Knight Inc.(a)	3,724	304,214
Blackline Inc.(a)	1,239	160,599
Booz Allen Hamilton Holding Corp.	16,206	1,380,265
Bottomline Technologies DE Inc.(a)	1,085	51,841
CACI International Inc., Class A(a)	2,975	717,630
Calix Inc.(a)	6,436	194,367
CEVA Inc.(a)	926	54,440
Citrix Systems Inc.	14,628	1,950,059
Cloudera Inc.(a)	20,508	313,157
Cognex Corp.	7,366	604,970
CommVault Systems Inc.(a)	3,141	197,192
Crowdstrike Holdings Inc., Class A(a)(b)	22,108	4,770,906
Datto Holding Corp.(a)	1,503	35,862
DocuSign Inc.(a)	21,597	5,029,725
Domo Inc., Class B(a)	1,680	106,495
Dropbox Inc., Class A(a)	20,042	453,550
Duck Creek Technologies Inc.(a)(b)	1,409	68,111
Ebix Inc.	578	30,096
Euronet Worldwide Inc.(a)	1,233	154,076
Everbridge Inc.(a)(b)	4,130	549,001
Evo Payments Inc., Class A(a)	1,126	25,853
Fair Isaac Corp.(a)	1,945	875,464
FARO Technologies Inc.(a)	753	53,139
Fastly Inc., Class A(a)	6,483	708,916
Fidelity National Information Services Inc.	15,203	1,876,962
FireEye Inc.(a)	26,492	556,332
Fiserv Inc.(a)	13,829	1,420,100
FleetCor Technologies Inc.(a)	2,011	488,170
Fortinet Inc.(a)	16,246	2,351,609
fuboTV Inc.(a)(b)	2,180	92,105

28	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® U.S. Tech Breakthrough Multisector ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Information Technology (continued)
Global Payments Inc.	7,330	$1,293,892
GoDaddy Inc., Class A(a)	7,149	561,768
Guidewire Software Inc.(a)	2,064	236,823
HP Inc.	94,208	2,293,023
HubSpot Inc.(a)	2,967	1,104,317
I3 Verticals Inc., Class A(a)	422	12,246
Intel Corp.	175,845	9,761,156
International Business Machines Corp.	61,230	7,293,105
Intuit Inc.	6,287	2,271,053
Jack Henry & Associates Inc.	1,867	270,323
Juniper Networks Inc.	39,103	954,895
Lattice Semiconductor Corp.(a)	5,792	232,317
Limelight Networks Inc.(a)	8,102	36,905
ManTech International Corp./VA, Class A	3,237	290,327
Mastercard Inc., Class A	21,656	6,849,576
McAfee Corp., Class A(b)	8,307	156,587
Microchip Technology Inc.	10,937	1,488,635
Microsoft Corp.	63,228	14,666,367
MicroStrategy Inc., Class A(a)	497	306,803
MongoDB Inc.(a)	3,730	1,378,645
MTS Systems Corp.	817	47,827
nCino Inc.(a)	1,387	99,448
NetApp Inc.	15,321	1,017,927
NIC Inc.	7,813	210,326
Nutanix Inc., Class A(a)	12,897	393,616
NVIDIA Corp.	24,991	12,985,074
Okta Inc.(a)	14,387	3,726,377
Oracle Corp.	128,340	7,755,586
Palantir Technologies Inc., Class A(a)	66,716	2,347,069
Palo Alto Networks Inc.(a)	11,075	3,884,556
PayPal Holdings Inc.(a)	27,419	6,424,546
Pegasystems Inc.	2,660	339,017
Perspecta Inc.	16,400	474,780
Ping Identity Holding Corp.(a)	4,385	131,155
Progress Software Corp.	3,058	122,870
Proofpoint Inc.(a)	6,807	878,648
PTC Inc.(a)	4,500	598,095
Pure Storage Inc., Class A(a)(b)	16,936	391,730
Q2 Holdings Inc.(a)(b)	1,240	158,708
QUALCOMM Inc.	48,497	7,579,111
Qualys Inc.(a)(b)	3,975	550,418
Rapid7 Inc.(a)	5,950	516,579
Repay Holding Corp.(a)(b)	1,646	36,459
SailPoint Technologies Holdings Inc.(a)	10,467	578,930
salesforce.com Inc.(a)	60,008	13,535,405
Science Applications International Corp.	6,913	663,855
ServiceNow Inc.(a)	13,335	7,243,039
Shift4 Payments Inc., Class A(a)	707	45,962
Silicon Laboratories Inc.(a)	1,842	241,615
Snowflake Inc., Class A(a)	1,632	444,638
Splunk Inc.(a)	10,943	1,805,923
Sprout Social Inc., Class A(a)	2,676	176,616
Square Inc., Class A(a)(b)	9,339	2,016,850

Security	Shares	Value

Information Technology (continued)
SS&C Technologies Holdings Inc.	5,521	$347,160
Sumo Logic Inc.(a)	3,769	129,691
Switch Inc., Class A	5,927	102,063
Tenable Holdings Inc.(a)	8,129	402,304
Teradata Corp.(a)	7,322	196,962
Texas Instruments Inc.	39,343	6,518,742
Twilio Inc., Class A(a)	9,484	3,408,834
Varonis Systems Inc.(a)	3,679	650,337
Vertex Inc., Class A(a)	603	19,809
Visa Inc., Class A	41,753	8,068,767
VMware Inc., Class A(a)	9,514	1,311,505
Western Digital Corp.	20,355	1,148,633
WEX Inc.(a)	1,068	201,425
Workiva Inc.(a)	848	82,655
Xilinx Inc.	10,501	1,371,116
Zscaler Inc.(a)	8,998	1,796,901
Zuora Inc., Class A(a)(b)	7,161	105,625

		219,736,939

Real Estate — 2.5%
CoreSite Realty Corp.	2,910	391,220
CyrusOne Inc.	8,221	599,722
Digital Realty Trust Inc.	19,211	2,765,424
Equinix Inc.	6,099	4,513,016
QTS Realty Trust Inc., Class A	4,392	285,919

		8,555,301

Total Common Stocks — 99.9% (Cost: $286,095,545)		348,867,801

Short-Term Investments

Money Market Funds — 2.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(c)(d)(e)	7,365,320	7,369,739
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	480,000	480,000

		7,849,739

Total Short-Term Investments — 2.2% (Cost: $7,849,739)		7,849,739

Total Investments In Securities — 102.1% (Cost: $293,945,284)		356,717,540

Other Assets, Less Liabilities — (2.1)%		(7,400,811)

Net Assets — 100.0%		$349,316,729

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® U.S. Tech Breakthrough Multisector ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2021 for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,242,973	$6,129,241	(a)	$—		$(2,588)	$113	$7,369,739	7,365,320	$27,770	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	520,000	—		(40,000	)(a)	—	—	480,000	480,000	204		—

						$(2,588)	$113	$7,849,739		$27,974		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$348,867,801	$—	$—	$348,867,801
Money Market Funds	7,849,739	—	—	7,849,739

	$356,717,540	$—	$—	$356,717,540

See notes to financial statements.

30	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2021	iShares® Virtual Work and Life Multisector ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Communication Services — 37.7%
Activision Blizzard Inc.	1,390	$126,490
Bandwidth Inc., Class A(a)(b)	301	53,620
DouYu International Holdings Ltd., ADR(a)	4,468	58,665
Electronic Arts Inc.	874	125,157
HUYA Inc., ADR(a)(b)	934	24,181
iQIYI Inc., ADR(a)	4,648	101,559
JOYY Inc.	920	84,677
Kahoot! AS(a)	3,178	40,501
Match Group Inc.(a)	776	108,531
Momo Inc., ADR	2,697	41,210
NetDragon Websoft Holdings Ltd.	3,000	7,127
NetEase Inc.	6,400	147,086
Netflix Inc.(a)	226	120,320
Nexon Co. Ltd.	4,000	121,687
Nintendo Co. Ltd.	200	115,727
Ooma Inc.(a)	280	3,772
Paradox Interactive AB	496	13,849
Pearson PLC	10,688	119,263
Roku Inc.(a)	380	147,831
Sea Ltd.(a)	568	123,091
Snap Inc., Class A, NVS(a)	2,346	124,197
Spotify Technology SA(a)	352	110,880
Stillfront Group AB(a)	4,280	45,700
Take-Two Interactive Software Inc.(a)	622	124,680
Tencent Holdings Ltd.	1,470	129,201
Ubisoft Entertainment SA(a)	1,188	118,928
V-Cube Inc.	200	5,727
XD Inc.(a)	1,600	13,691

		2,357,348

Consumer Discretionary — 15.6%
Chegg Inc.(a)	1,486	141,556
Dada Nexus Ltd., ADR(a)(b)	2,584	106,822
Delivery Hero SE(a)(c)	932	142,102
Demae-Can Co. Ltd.(a)	400	10,316
Grubhub Inc.(a)(b)	1,336	100,561
Just Eat Takeaway.com NV(a)(c)	1,090	125,247
Meituan, Class B(a)	3,000	137,660
Peloton Interactive Inc., Class A(a)	984	143,792
Shop Apotheke Europe NV(a)(c)	198	46,330
Stride Inc.(a)	648	16,686
Waitr Holdings Inc.(a)	1,420	5,027

		976,099

Consumer Staples — 0.9%
Zur Rose Group AG(a)	124	57,080

Health Care — 5.2%
Alibaba Health Information Technology Ltd.(a)	40,000	125,357
Ping An Healthcare and Technology Co. Ltd.(a)(c)	4,000	49,704
Teladoc Health Inc.(a)	554	146,162

		321,223

Industrials — 0.2%
Grace Technology Inc.	200	11,462

Information Technology — 40.0%
2U Inc.(a)(b)	1,008	41,227
8x8 Inc.(a)	1,488	52,452
AI inside Inc.(a)	13	8,059
Anaplan Inc.(a)	1,598	106,586

Security	Shares	Value

Information Technology (continued)
Asana Inc., Class A(a)	744	$26,315
Atlassian Corp. PLC, Class A(a)	498	115,103
Avaya Holdings Corp.(a)	1,182	26,288
Box Inc., Class A(a)	2,216	38,425
Citrix Systems Inc.	862	114,913
Cloudflare Inc., Class A(a)	1,460	111,924
DocuSign Inc.(a)	464	108,061
Dropbox Inc., Class A(a)	4,202	95,091
Endurance International Group Holdings Inc.(a)	1,118	10,599
Enghouse Systems Ltd.	582	26,753
Everbridge Inc.(a)(b)	498	66,199
Five9 Inc.(a)	744	123,690
fuboTV Inc.(a)	732	30,927
GB Group PLC	2,760	32,443
GoDaddy Inc., Class A(a)(b)	1,342	105,454
Jamf Holding Corp.(a)	500	18,465
Kingsoft Corp. Ltd.	12,000	92,857
LivePerson Inc.(a)	888	56,264
Megaport Ltd.(a)	1,856	19,196
Microsoft Corp.	522	121,083
Mitek Systems Inc.(a)	584	9,432
Nice Ltd.(a)	472	122,493
Pagerduty Inc.(a)	898	43,759
Plantronics Inc.	532	16,875
Ribbon Communications Inc.(a)	2,004	14,649
RingCentral Inc., Class A(a)	337	125,674
Slack Technologies Inc., Class A(a)	2,636	111,160
Smartsheet Inc., Class A(a)	1,616	112,700
TeamViewer AG(a)(c)	2,096	108,758
Verint Systems Inc.(a)	862	63,641
Zendesk Inc.(a)(b)	830	119,719
Zoom Video Communications Inc., Class A(a)	274	101,947

		2,499,181

Total Common Stocks — 99.6% (Cost: $5,582,436)		6,222,393

Short-Term Investments

Money Market Funds — 5.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(d)(e)(f)	328,104	328,301

Total Short-Term Investments — 5.3% (Cost: $328,301)		328,301

Total Investments In Securities — 104.9% (Cost: $5,910,737)		6,550,694

Other Assets, Less Liabilities — (4.9)%		(303,886)

Net Assets — 100.0%		$6,246,808

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Virtual Work and Life Multisector ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 09/29/20	(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—		$328,301	(b)	$—	$—	$—	$328,301	328,104	$198	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(d)	—		0	(b)	—	—	—	—	—	1		—

						$—	$—	$328,301		$199		$—

(a)	The Fund commenced operations on September 29, 2020.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	As of period end, the entity is no longer held.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini Index	2	03/19/21	$21	$793

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$793

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$690

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$793

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$6,894

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

32	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Virtual Work and Life Multisector ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$6,222,393	$—	$—	$6,222,393
Money Market Funds	328,301	—	—	328,301

	$6,550,694	$—	$—	$6,550,694

Derivative financial instruments(a)
Assets
Futures Contracts	$793	$—	$—	$793

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	33

Statements of Assets and Liabilities (unaudited)

January 31, 2021

	iShares Cybersecurity and Tech ETF	iShares Exponential Technologies ETF	iShares Genomics Immunology and Healthcare ETF	iShares Robotics and Artificial Intelligence Multisector ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$341,645,964	$3,193,871,693	$273,807,371	$347,745,741
Affiliated(c)	17,748,359	51,581,440	23,381,636	26,675,451
Cash	8,095	7,447	4,549	—
Foreign currency, at value(d)	31,028	4,384,793	84,446	162,641
Cash pledged:
Futures contracts	39,000	427,000	8,000	29,000
Foreign currency collateral pledged:
Futures contracts(e)	—	206,533	—	—
Receivables:
Investments sold	43	—	—	810,408
Securities lending income — Affiliated	3,699	70,807	70,408	207,668
Capital shares sold	69,769	154,026	—	1,441,668
Dividends	7,543	1,990,825	—	137,715
Tax reclaims	—	1,709,017	4,979	8,579

Total assets	359,553,500	3,254,403,581	297,361,389	377,218,871

LIABILITIES
Bank overdraft	—	—	—	2,979
Collateral on securities loaned, at value	17,226,622	31,210,742	23,146,063	26,554,069
Deferred foreign capital gain tax	—	1,639,597	—	—
Payables:
Investments purchased	53,469	154,026	—	2,023,470
Variation margin on futures contracts	12,520	186,852	1,070	—
Investment advisory fees	123,822	1,256,090	103,016	126,973

Total liabilities	17,416,433	34,447,307	23,250,149	28,707,491

NET ASSETS	$342,137,067	$3,219,956,274	$274,111,240	$348,511,380

NET ASSETS CONSIST OF:
Paid-in capital	$288,807,414	$2,127,166,913	$209,840,973	$244,158,978
Accumulated earnings	53,329,653	1,092,789,361	64,270,267	104,352,402

NET ASSETS	$342,137,067	$3,219,956,274	$274,111,240	$348,511,380

Shares outstanding	8,350,000	55,200,000	5,450,000	8,000,000

Net asset value	$40.97	$58.33	$50.30	$43.56

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$16,608,390	$30,085,339	$23,547,882	$25,744,702
(b) Investments, at cost — Unaffiliated	$297,798,366	$2,407,104,516	$231,212,230	$265,560,218
(c) Investments, at cost — Affiliated	$17,747,731	$45,796,546	$23,380,552	$26,670,731
(d) Foreign currency, at cost	$30,791	$4,432,112	$84,599	$162,690
(e) Foreign currency collateral pledged, at cost	$—	$208,263	$—	$—

See notes to financial statements.

34	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

January 31, 2021

	iShares Self-Driving EV and Tech ETF	iShares U.S. Tech Breakthrough Multisector ETF	iShares Virtual Work and Life Multisector ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$244,128,395	$348,867,801	$6,222,393
Affiliated(c)	12,044,308	7,849,739	328,301
Cash	3,135	144	3,114
Foreign currency, at value(d)	128,224	—	678
Cash pledged:
Futures contracts	—	—	2,000
Receivables:
Investments sold	—	—	20,555
Securities lending income — Affiliated	4,635	12,410	184
Capital shares sold	185,057	—	—
Dividends	201,217	49,716	676
Tax reclaims	18,854	—	—

Total assets	256,713,825	356,779,810	6,577,901

LIABILITIES
Collateral on securities loaned, at value	11,644,308	7,373,536	328,301
Payables:
Investments purchased	448,336	—	—
Variation margin on futures contracts	—	—	316
Investment advisory fees	77,885	89,545	2,476

Total liabilities	12,170,529	7,463,081	331,093

NET ASSETS	$244,543,296	$349,316,729	$6,246,808

NET ASSETS CONSIST OF:
Paid-in capital	$215,471,773	$269,557,971	$4,974,681
Accumulated earnings	29,071,523	79,758,758	1,272,127

NET ASSETS	$244,543,296	$349,316,729	$6,246,808

Shares outstanding	5,500,000	9,900,000	200,000

Net asset value	$44.46	$35.28	$31.23

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	None	None	None

(a) Securities loaned, at value	$11,113,258	$7,219,687	$316,377
(b) Investments, at cost — Unaffiliated	$222,659,896	$286,095,545	$5,582,436
(c) Investments, at cost — Affiliated	$12,044,308	$7,849,739	$328,301
(d) Foreign currency, at cost	$128,480	$—	$666

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	35

Statements of Operations (unaudited)

Six Months Ended January 31, 2021

	iShares Cybersecurity and Tech ETF	iShares Exponential Technologies ETF	iShares Genomics Immunology and Healthcare ETF	iShares Robotics and Artificial Intelligence Multisector ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$357,211	$15,183,908	$251,837	$551,515
Dividends — Affiliated	475	170,687	60	81
Securities lending income — Affiliated — net	20,126	166,556	280,759	286,939
Other income — Unaffiliated	—	250	—	—
Foreign taxes withheld	(1,464)	(806,784)	(14,649)	(30,871)
Other foreign taxes	—	—	—	(6)

Total investment income	376,348	14,714,617	518,007	807,658

EXPENSES
Investment advisory fees	415,150	6,683,224	447,218	539,219
Commitment fees	189	5,643	—	687
Interest expense	—	973	—	—

Total expenses	415,339	6,689,840	447,218	539,906

Net investment income (loss)	(38,991)	8,024,777	70,789	267,752

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated(a)	235,883	(822,444)	(2,120,884)	(1,815,385)
Investments — Affiliated	(9,001)	287,811	(4,058)	272
In-kind redemptions — Unaffiliated	9,870,520	420,642,164	24,539,508	26,803,555
In-kind redemptions — Affiliated	—	240,545	—	—
Futures contracts	—	1,316,060	—	(167)
Foreign currency transactions	(14,051)	143,609	6,706	(3,737)

Net realized gain	10,083,351	421,807,745	22,421,272	24,984,538

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated(b)	31,210,592	189,067,166	34,634,169	54,959,576
Investments — Affiliated	464	2,360,315	243	(5,138)
Futures contracts	(6,159)	(232,999)	3,738	(10,086)
Foreign currency translations	(160)	(143,608)	(1,463)	(3,796)

Net change in unrealized appreciation (depreciation)	31,204,737	191,050,874	34,636,687	54,940,556

Net realized and unrealized gain	41,288,088	612,858,619	57,057,959	79,925,094

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$41,249,097	$620,883,396	$57,128,748	$80,192,846

(a) Net of foreign capital gain tax of	$—	$409,100	$—	$—
(b) Net of deferred foreign capital gain tax of	$—	$991,080	$—	$—

See notes to financial statements.

36	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited) (continued)

Six Months Ended January 31, 2021

	iShares Self-Driving EV and Tech ETF	iShares U.S. Tech Breakthrough Multisector ETF	iShares Virtual Work and Life Multisector ETF (a)

INVESTMENT INCOME
Dividends — Unaffiliated	$489,771	$1,387,249	$2,242
Dividends — Affiliated	28	204	1
Securities lending income — Affiliated — net	5,044	27,770	198
Foreign taxes withheld	(56,497)	—	(124)
Other foreign taxes	(4)	—	—

Total investment income	438,342	1,415,223	2,317

EXPENSES
Investment advisory fees	202,728	699,869	9,200

Total expenses	202,728	699,869	9,200

Less:
Investment advisory fees waived	—	(174,967)	—

Total expenses after fees waived	202,728	524,902	9,200

Net investment income (loss)	235,614	890,321	(6,883)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	372,590	(329,665)	(61,514)
Investments — Affiliated	(413)	(2,588)	—
In-kind redemptions — Unaffiliated	7,503,705	17,312,758	709,947
Futures contracts	—	—	690
Foreign currency transactions	(7,426)	—	101

Net realized gain	7,868,456	16,980,505	649,224

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	17,920,480	31,517,200	639,957
Investments — Affiliated	2	113	—
Futures contracts	—	—	793
Foreign currency translations	(6,011)	—	(210)

Net change in unrealized appreciation (depreciation)	17,914,471	31,517,313	640,540

Net realized and unrealized gain	25,782,927	48,497,818	1,289,764

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$26,018,541	$49,388,139	$1,282,881

(a) For the period from September 29, 2020 (commencement of operations) to January 31, 2021.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	37

Statements of Changes in Net Assets

	iShares Cybersecurity and Tech ETF		iShares Exponential Technologies ETF
	Six Months Ended 01/31/21 (unaudited)	Year Ended 07/31/20	Six Months Ended 01/31/21 (unaudited)	Year Ended 07/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$(38,991)	$261,498	$8,024,777	$26,494,171
Net realized gain	10,083,351	1,132,030	421,807,745	266,247,966
Net change in unrealized appreciation (depreciation)	31,204,737	12,396,866	191,050,874	235,202,824

Net increase in net assets resulting from operations	41,249,097	13,790,394	620,883,396	527,944,961

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(267,490)	(270,159)	(10,649,624)	(32,694,199)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	191,666,717	91,981,204	(47,904,102)	(400,442,778)

NET ASSETS
Total increase in net assets	232,648,324	105,501,439	562,329,670	94,807,984
Beginning of period	109,488,743	3,987,304	2,657,626,604	2,562,818,620

End of period	$342,137,067	$109,488,743	$3,219,956,274	$2,657,626,604

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

38	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares Genomics Immunology and Healthcare ETF		iShares Robotics and Artificial Intelligence Multisector ETF
	Six Months Ended 01/31/21 (unaudited)	Year Ended 07/31/20	Six Months Ended 01/31/21 (unaudited)	Year Ended 07/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$70,789	$240,499	$267,752	$312,112
Net realized gain	22,421,272	7,248,045	24,984,538	4,344,987
Net change in unrealized appreciation (depreciation)	34,636,687	7,503,830	54,940,556	23,447,556

Net increase in net assets resulting from operations	57,128,748	14,992,374	80,192,846	28,104,655

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(175,614)	(437,901)	(1,138,533)	(325,048)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	75,483,488	102,269,280	112,285,169	84,414,160

NET ASSETS
Total increase in net assets	132,436,622	116,823,753	191,339,482	112,193,767
Beginning of period	141,674,618	24,850,865	157,171,898	44,978,131

End of period	$274,111,240	$141,674,618	$348,511,380	$157,171,898

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	39

Statements of Changes in Net Assets (continued)

	iShares Self-Driving EV and Tech ETF		iShares U.S. Tech Breakthrough Multisector ETF
	Six Months Ended 01/31/21 (unaudited)	Year Ended 07/31/20	Six Months Ended 01/31/21 (unaudited)	Period From 01/08/20 to 07/31/20	(a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$235,614	$404,618	$890,321	$245,907
Net realized gain	7,868,456	1,896,029	16,980,505	3,665,963
Net change in unrealized appreciation (depreciation)	17,914,471	4,257,176	31,517,313	31,254,943

Net increase in net assets resulting from operations	26,018,541	6,557,823	49,388,139	35,166,813

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(343,252)	(388,068)	(1,164,981)	(226,152)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	186,208,010	(3,104)	(42,979,792)	309,132,702

NET ASSETS
Total increase in net assets	211,883,299	6,166,651	5,243,366	344,073,363
Beginning of period	32,659,997	26,493,346	344,073,363	—

End of period	$244,543,296	$32,659,997	$349,316,729	$344,073,363

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

40	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares Virtual Work and Life Multisector ETF
	Period From 09/29/20 to 01/31/21 (unaudited	(a) )

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment loss	$(6,883)
Net realized gain	649,224
Net change in unrealized appreciation (depreciation)	640,540

Net increase in net assets resulting from operations	1,282,881

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(10,754)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	4,974,681

NET ASSETS
Total increase in net assets	6,246,808
Beginning of period	—

End of period	$6,246,808

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	41

Financial Highlights

(For a share outstanding throughout each period)

	iShares Cybersecurity and Tech ETF
	Six Months Ended 01/31/21 (unaudited)		Year Ended 07/31/20		Period From 06/11/19 to 07/31/19	(a)

Net asset value, beginning of period	$33.69		$26.58		$24.94

Net investment income (loss)(b)	(0.01)		0.33	(c)	0.00	(d)
Net realized and unrealized gain(e)	7.34		7.02		1.64

Net increase from investment operations	7.33		7.35		1.64

Distributions(f)
From net investment income	(0.05)		(0.15)		—
From net realized gain	—		(0.09)		—

Total distributions	(0.05)		(0.24)		—

Net asset value, end of period	$40.97		$33.69		$26.58

Total Return
Based on net asset value	21.80	%(g)	27.85%		6.58	%(g)

Ratios to Average Net Assets
Total expenses	0.47	%(h)	0.47%		0.47	%(h)

Net investment income (loss)	(0.04	)%(h)	1.12	%(c)	0.06	%(h)

Supplemental Data
Net assets, end of period (000)	$342,137		$109,489		$3,987

Portfolio turnover rate(i)	10	%(g)	29%		8	%(g)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Includes a one-time special distribution from NortonLifeLock Inc. Excluding such special distribution, the net investment income would have been $0.08 per share and 0.26% of average net assets.
(d)	Rounds to less than $0.01.
(e)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(f)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(g)	Not annualized.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

42	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Exponential Technologies ETF
	Six Months Ended 01/31/21 (unaudited)		Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16

Net asset value, beginning of period	$47.25		$38.89	$37.73	$32.74	$25.95	$25.84

Net investment income(a)	0.15		0.44	0.55	0.47	0.38	0.41
Net realized and unrealized gain(b)	11.13		8.47	1.16	4.91	6.79	0.11

Net increase from investment operations	11.28		8.91	1.71	5.38	7.17	0.52

Distributions(c)
From net investment income	(0.20)		(0.55)	(0.55)	(0.39)	(0.38)	(0.41)

Total distributions	(0.20)		(0.55)	(0.55)	(0.39)	(0.38)	(0.41)

Net asset value, end of period	$58.33		$47.25	$38.89	$37.73	$32.74	$25.95

Total Return
Based on net asset value	23.89	%(d)	23.05%	4.67%	16.48%	27.80%	2.13%

Ratios to Average Net Assets
Total expenses	0.46	%(e)	0.47%	0.47%	0.47%	0.47%	0.47%

Total expenses after fees waived	0.46	%(e)	0.47%	0.47%	0.47%	0.47%	0.36%

Net investment income	0.56	%(e)	1.07%	1.47%	1.30%	1.32%	1.71%

Supplemental Data
Net assets, end of period (000)	$3,219,956		$2,657,627	$2,562,819	$2,346,884	$1,147,540	$764,335

Portfolio turnover rate(f)	19	%(d)	23%	21%	19%	23%	28%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	43

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Genomics Immunology and Healthcare ETF
	Six Months Ended 01/31/21 (unaudited)		Year Ended 07/31/20	Period From 06/11/19 to 07/31/19	(a)

Net asset value, beginning of period	$37.28		$27.61	$24.46

Net investment income (loss)(b)	0.02		0.17	(0.01)
Net realized and unrealized gain(c)	13.04		9.82	3.16

Net increase from investment operations	13.06		9.99	3.15

Distributions(d)
From net investment income	(0.04)		(0.08)	—
From net realized gain	—		(0.24)	—

Total distributions	(0.04)		(0.32)	—

Net asset value, end of period	$50.30		$37.28	$27.61

Total Return
Based on net asset value	35.02	%(e)	36.42%	12.88	%(e)

Ratios to Average Net Assets
Total expenses	0.47	%(f)	0.47%	0.47	%(f)

Net investment income (loss)	0.07	%(f)	0.54%	(0.35	)%(f)

Supplemental Data
Net assets, end of period (000)	$274,111		$141,675	$24,851

Portfolio turnover rate(g)	36	%(e)	38%	19	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

44	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Robotics and Artificial Intelligence Multisector ETF
	Six Months Ended 01/31/21 (unaudited)		Year Ended 07/31/20	Year Ended 07/31/19	Period From 06/26/18 to 07/31/18	(a)

Net asset value, beginning of period	$31.43		$24.99	$23.63	$23.80

Net investment income(b)	0.04		0.11	0.24	0.03
Net realized and unrealized gain (loss)(c)	12.26		6.44	1.30	(0.20)

Net increase (decrease) from investment operations	12.30		6.55	1.54	(0.17)

Distributions(d)
From net investment income	(0.17)		(0.11)	(0.18)	—

Total distributions	(0.17)		(0.11)	(0.18)	—

Net asset value, end of period	$43.56		$31.43	$24.99	$23.63

Total Return
Based on net asset value	39.21	%(e)	26.27%	6.60%	(0.71	)%(e)

Ratios to Average Net Assets
Total expenses	0.47	%(f)	0.47%	0.47%	0.47	%(f)

Net investment income	0.23	%(f)	0.40%	1.02%	1.16	%(f)

Supplemental Data
Net assets, end of period (000)	$348,511		$157,172	$44,978	$9,454

Portfolio turnover rate(g)	30	%(e)	34%	35%	0	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	45

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Self-Driving EV and Tech ETF
	Six Months Ended 01/31/21 (unaudited)		Year Ended 07/31/20		Period From 04/16/19 to 07/31/19	(a)

Net asset value, beginning of period	$29.69		$24.08		$25.39

Net investment income(b)	0.11		0.37		0.17
Net realized and unrealized gain (loss)(c)	14.78		5.59		(1.30)

Net increase (decrease) from investment operations	14.89		5.96		(1.13)

Distributions(d)
From net investment income	(0.12)		(0.35)		(0.18)

Total distributions	(0.12)		(0.35)		(0.18)

Net asset value, end of period	$44.46		$29.69		$24.08

Total Return
Based on net asset value	50.17	%(e)	24.91	%(f)	(4.40	)%(e)

Ratios to Average Net Assets
Total expenses	0.47	%(g)	0.47%		0.47	%(g)

Net investment income	0.55	%(g)	1.44%		2.43	%(g)

Supplemental Data
Net assets, end of period (000)	$244,543		$32,660		$26,493

Portfolio turnover rate(h)	27	%(e)	19%		2	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

46	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares U.S. Tech Breakthrough Multisector ETF
	Six Months Ended 01/31/21 (unaudited)		Period From 01/08/20 to 07/31/20	(a)

Net asset value, beginning of period	$30.72		$25.21

Net investment income(b)	0.09		0.07
Net realized and unrealized gain(c)	4.58		5.60

Net increase from investment operations	4.67		5.67

Distributions(d)
From net investment income	(0.08)		(0.16)
From net realized gain	(0.03)		—

Total distributions	(0.11)		(0.16)

Net asset value, end of period	$35.28		$30.72

Total Return
Based on net asset value	15.27	%(e)	22.73	%(e)

Ratios to Average Net Assets
Total expenses	0.40	%(f)	0.40	%(f)

Total expenses after fees waived	0.30	%(f)	0.30	%(f)

Net investment income	0.51	%(f)	0.43	%(f)

Supplemental Data
Net assets, end of period (000)	$349,317		$344,073

Portfolio turnover rate(g)	9	%(e)	12	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	47

Financial Highlights (continued)

(For a share outstanding throughout the period)

	iShares Virtual Work and Life Multisector ETF
	Period From 09/29/20 to 01/31/21 (unaudited	(a) )

Net asset value, beginning of period	$25.22

Net investment loss(b)	(0.03)
Net realized and unrealized gain(c)	6.09

Net increase from investment operations	6.06

Distributions(d)
From net investment income	(0.05)

Total distributions	(0.05)

Net asset value, end of period	$31.23

Total Return
Based on net asset value	24.06	%(e)

Ratios to Average Net Assets
Total expenses	0.47	%(f)

Net investment loss	(0.35	)%(f)

Supplemental Data
Net assets, end of period (000)	$6,247

Portfolio turnover rate(g)	17	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

48	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Cybersecurity and Tech	Non-diversified
Exponential Technologies	Diversified
Genomics Immunology and Healthcare	Non-diversified
Robotics and Artificial Intelligence Multisector	Diversified
Self-Driving EV and Tech	Non-diversified
U.S. Tech Breakthrough Multisector	Non-diversified
Virtual Work and Life Multisector(a)	Non-diversified

(a)	The Fund commenced operations on September 29, 2020.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the statement of operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2021, if any, are disclosed in the statement of assets and liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The statement of operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

N O T E S T O F I N A N C I A L S T A T E M E N T S	49

Notes to Financial Statements (unaudited) (continued)

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

50	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s schedule of investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA as of January 31, 2021:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Cybersecurity and Tech
Barclays Capital Inc.	$1,798,686	$1,798,686		$—	$—
BNP Paribas Securities Corp.	5,462,439	5,462,439		—	—
BofA Securities, Inc.	8,198,636	8,198,636		—	—
Goldman Sachs & Co.	1,059,204	1,059,204		—	—
JPMorgan Securities LLC	89,425	89,425		—	—

	$16,608,390	$16,608,390		$—	$—

Exponential Technologies
Barclays Bank PLC	$51,694	$51,694		$—	$—
BNP Paribas Securities Corp.	6,352,712	6,352,712		—	—
BofA Securities, Inc.	8,745,893	8,745,893		—	—
Credit Suisse Securities (USA) LLC	374,850	374,810		—	(40	)(b)
Deutsche Bank Securities Inc.	214,387	214,387		—	—
Goldman Sachs & Co.	7,316,471	7,316,471		—	—
JPMorgan Securities LLC	6,994,699	6,994,699		—	—
Scotia Capital (USA) Inc.	34 ,633	33,452		—	(1,181	)(b)

	$30,085,339	$30,084,118		$—	$(1,221)

Genomics Immunology and Healthcare
Barclays Capital Inc.	$9,328,252	$9,328,252		$—	$—
BNP Paribas Securities Corp.	12,735	9,831		—	(2,904	)(b)
Citigroup Global Markets Inc.	9,839,405	9,322,581		—	(516,824	)(b)
Credit Suisse Securities (USA) LLC	4,105,488	3,789,208		—	(316,280	)(b)
Scotia Capital (USA) Inc.	247,208	230,555		—	(16,653	)(b)
TD Prime Services LLC	14,794	14,794		—	—

	$23,547,882	$22,695,221		$—	$ (852,661)

N O T E S T O F I N A N C I A L S T A T E M E N T S	51

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Robotics and Artificial Intelligence Multisector
Barclays Capital Inc.	$101,960	$101,960		$—	$—
BNP Paribas Securities Corp.	2,028,085	1,962,612		—	(65,473	)(b)
BofA Securities, Inc.	1,107,406	1,107,406		—	—
Citigroup Global Markets Inc.	7,625,043	7,625,043		—	—
Credit Suisse Securities (USA) LLC	581,930	581,930		—	—
Goldman Sachs & Co.	6,545,573	6,545,573		—	—
Jefferies LLC	188,082	188,082		—	—
JPMorgan Securities LLC	6,220,390	6,220,390		—	—
Mizuho Securities USA Inc.	497,569	497,569		—	—
RBC Capital Markets LLC	848,664	848,664		—	—

	$25,744,702	$25,679,229		$—	$(65,473)

Self-Driving EV and Tech
Barclays Capital Inc.	$117,347	$117,347		$—	$—
BNP Paribas Securities Corp.	370,686	370,686		—	—
Citigroup Global Markets Inc.	8,661,907	8,661,907		—	—
Nomura Securities International Inc.	1,963,318	1,963,318		—	—

	$11,113,258	$11,113,258		$—	$—

U.S. Tech Breakthrough Multisector
Barclays Bank PLC	$725	$725		$—	$—
BNP Paribas Securities Corp.	2,656,632	2,656,632		—	—
BofA Securities, Inc.	2,260,488	2,260,488		—	—
Citigroup Global Markets Inc.	297,536	264,243		—	(33,293	)(b)
Credit Suisse Securities (USA) LLC	3,047	3,047		—	—
JPMorgan Securities LLC	776,363	776,363		—	—
Morgan Stanley & Co. LLC	1,130,614	1,130,614		—	—
UBS AG	94,282	94,282		—	—

	$7,219,687	$7,186,394		$—	$(33,293)

Virtual Work and Life Multisector
BNP Paribas Securities Corp.	$21,535	$21,535		$—	$—
BofA Securities, Inc.	167,345	167,345		—	—
Citigroup Global Markets Inc.	5,618	5,618		—	—
Goldman Sachs & Co.	68,457	68,457		—	—
Nomura Securities International Inc.	45,474	45,474		—	—
UBS AG	7,948	7,948		—	—

	$316,377	$316,377		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the statement of assets and liabilities.

52	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Securities deposited as initial margin are designated in the schedule of investments and cash deposited, if any, are shown as cash pledged for futures contracts in the statement of assets and liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Cybersecurity and Tech	0.47%
Genomics Immunology and Healthcare	0.47
Robotics and Artificial Intelligence Multisector	0.47
Self-Driving EV and Tech	0.47
Virtual Work and Life Multisector	0.47

For its investment advisory services to the iShares Exponential Technologies ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Net Assets	Investment Advisory Fee
First $2 billion	0.4700%
Over $2 billion, up to and including $3 billion	0.4465
Over $3 billion	0.4242

For its investment advisory services to the iShares U.S. Tech Breakthrough Multisector ETF, BFA is entitled to an annual investment advisory fee of 0.40%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

Expense Waivers: BFA may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses (excluding acquired fund fees and expenses, if any). BFA has elected to implement a voluntary fee waiver in order to limit the Fund’s total annual operating expenses after fee waiver to 0.30%, and currently intends to keep such voluntary fee waiver for the Fund in place through January 7, 2022. Any such voluntary waiver or reimbursement may be eliminated by BFA at any time.

This amount is included in investment advisory fees waived in the Statements of Operations. For the six months ended January 31, 2021, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts waived
U.S. Tech Breakthrough Multisector	$174,967

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

N O T E S T O F I N A N C I A L S T A T E M E N T S	53

Notes to Financial Statements (unaudited) (continued)

Pursuant to the current securities lending agreement, the iShares U.S. Tech Breakthrough Multisector ETF (the “Group 1 Fund”), retains 77% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Pursuant to the current securities lending agreement, each of iShares Cybersecurity and Tech ETF, iShares Exponential Technologies ETF, iShares Genomics Immunology and Healthcare ETF, iShares Robotics and Artificial Intelligence Multisector ETF, iShares Self-Driving EV and Tech ETF and iShares Virtual Work and Life Multisector ETF (the “Group 2 Funds”), retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold: (1) the Group 1 Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) each Group 2 Fund will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2021, the Group 1 Fund retained 75% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees. Each Group 2 Fund retained 82% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in a calendar year exceeded a specified threshold: (1) the Group 1 Fund, pursuant to the securities lending agreement, retained for the remainder of that calendar year 80% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) each Group 2 Fund, pursuant to the securities lending agreement, retained for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended January 31, 2021, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Cybersecurity and Tech	$8,614
Exponential Technologies	45,985
Genomics Immunology and Healthcare	93,314
Robotics and Artificial Intelligence Multisector	65,949
Self-Driving EV and Tech	1,254
U.S. Tech Breakthrough Multisector	9,836
Virtual Work and Life Multisector	51

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended January 31, 2021, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Cybersecurity and Tech	$1,914,760	$4,357,708	$136,952
Exponential Technologies	38,675,243	146,932,160	6,582,950
Genomics Immunology and Healthcare	4,483,697	5,725,462	(561,685)
Robotics and Artificial Intelligence Multisector	4,398,439	15,654,300	18,120
Self-Driving EV and Tech	2,295,744	5,161,103	75,027
U.S. Tech Breakthrough Multisector	13,620,017	13,057,620	(221,645)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

54	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

7.	PURCHASES AND SALES

For the six months ended January 31, 2021, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
Cybersecurity and Tech	$25,238,832	$18,515,240
Exponential Technologies	606,378,633	540,127,494
Genomics Immunology and Healthcare	131,996,088	67,767,681
Robotics and Artificial Intelligence Multisector	87,882,095	69,771,679
Self-Driving EV and Tech	49,365,926	25,443,868
U.S. Tech Breakthrough Multisector	30,472,725	30,973,422
Virtual Work and Life Multisector	933,207	1,041,689

For the six months ended January 31, 2021, purchases and sales related to in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Cybersecurity and Tech	$205,613,397	$21,228,420
Exponential Technologies	635,672,362	754,273,721
Genomics Immunology and Healthcare	88,681,697	77,625,570
Robotics and Artificial Intelligence Multisector	147,811,537	55,507,474
Self-Driving EV and Tech	183,006,193	21,044,685
U.S. Tech Breakthrough Multisector	29,242,338	71,982,562
Virtual Work and Life Multisector	7,975,043	2,911,789

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of July 31, 2020, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
Exponential Technologies	$96,393,886
Genomics Immunology and Healthcare	473,107
Robotics and Artificial Intelligence Multisector	1,807,150
Self-Driving EV and Tech	109,650

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of January 31, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Cybersecurity and Tech	$315,571,782	$45,045,840	$(1,229,458)	$43,816,382
Exponential Technologies	2,476,269,430	859,183,329	(89,978,426)	769,204,903
Genomics Immunology and Healthcare	254,784,330	53,594,007	(11,185,592)	42,408,415
Robotics and Artificial Intelligence Multisector	292,790,568	83,927,161	(2,306,623)	81,620,538
Self-Driving EV and Tech	234,743,624	23,421,266	(1,992,187)	21,429,079
U.S. Tech Breakthrough Multisector	293,974,499	69,679,989	(6,936,948)	62,743,041
Virtual Work and Life Multisector	5,910,737	688,011	(47,261)	640,750

N O T E S T O F I N A N C I A L S T A T E M E N T S	55

Notes to Financial Statements (unaudited) (continued)

9.	LINE OF CREDIT

The iShares Cybersecurity and Tech ETF, iShares Exponential Technologies ETF, iShares Genomics Immunology and Healthcare ETF, iShares Robotics and Artificial Intelligence Multisector ETF and iShares Virtual Work and Life Multisector ETF, along with certain other iShares funds (“Participating Funds”), are parties to a $300 million credit agreement (“Credit Agreement”) with State Street Bank and Trust Company, which expires on July 15, 2021. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Credit Agreement sets specific sub limits on aggregate borrowings based on two tiers of Participating Funds: $300 million with respect to the funds within Tier 1, including the Funds, and $200 million with respect to Tier 2. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Credit Agreement. The Credit Agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR rate (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Credit Agreement.

During the six months ended January 31, 2021, the iShares Cybersecurity and Tech ETF, iShares Genomics Immunology and Healthcare ETF, iShares Robotics and Artificial Intelligence Multisector ETF and iShares Virtual Work and Life Multisector ETF did not borrow under the credit agreement.

For the six months ended January 31, 2021, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the credit agreement were as follows:

iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates
Exponential Technologies	$5,100,000	$166,304	1.14%

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Funds.

56	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the schedule of investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 01/31/21		Year Ended 07/31/20
iShares ETF	Shares	Amount	Shares	Amount
Cybersecurity and Tech
Shares sold	5,650,000	$212,924,873	3,200,000	$95,082,997
Shares redeemed	(550,000)	(21,258,156)	(100,000)	(3,101,793)

Net increase	5,100,000	$191,666,717	3,100,000	$91,981,204

Exponential Technologies
Shares sold	12,600,000	$707,377,436	11,650,000	$498,519,842
Shares redeemed	(13,650,000)	(755,281,538)	(21,300,000)	(898,962,620)

Net decrease	(1,050,000)	$(47,904,102)	(9,650,000)	$(400,442,778)

Genomics Immunology and Healthcare
Shares sold	3,350,000	$153,876,646	3,500,000	$122,483,801
Shares redeemed	(1,700,000)	(78,393,158)	(600,000)	(20,214,521)

Net increase	1,650,000	$75,483,488	2,900,000	$102,269,280

Robotics and Artificial Intelligence Multisector
Shares sold	4,400,000	$167,746,953	3,800,000	$100,960,593
Shares redeemed	(1,400,000)	(55,461,784)	(600,000)	(16,546,433)

Net increase	3,000,000	$112,285,169	3,200,000	$84,414,160

Self-Driving EV and Tech
Shares sold	4,900,000	$207,326,069	200,000	$5,497,318
Shares redeemed	(500,000)	(21,118,059)	(200,000)	(5,500,422)

Net increase (decrease)	4,400,000	$186,208,010	—	$(3,104)

N O T E S T O F I N A N C I A L S T A T E M E N T S	57

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 01/31/21		Year Ended 07/31/20
iShares ETF	Shares	Amount	Shares	Amount
U.S. Tech Breakthrough Multisector
Shares sold	850,000	$29,497,257	11,700,000	$324,231,765
Shares redeemed	(2,150,000)	(72,477,049)	(500,000)	(15,099,063)

Net increase (decrease)	(1,300,000)	$(42,979,792)	11,200,000	$309,132,702

			Period Ended 01/31/21
iShares ETF			Shares	Amount
Virtual Work and Life Multisector
Shares sold			300,000	$7,991,544
Shares redeemed			(100,000)	(3,016,863)

Net increase			200,000	$4,974,681

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

58	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract

iShares Virtual Work and Life Multisector ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses of the Fund; (ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and the availability of information related to profits to be realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the Advisory Contract are discussed below.

Expenses of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the overall fund expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services: The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time and have made significant investments into the iShares business to support the iShares funds and their shareholders. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and relevant, and has provided information and made appropriate officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. The Board also considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided throughout the year with respect to other iShares funds.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates: The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.

Economies of Scale: The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board considered information that it had previously received regarding economies of scale, efficiencies and scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

This consideration of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	59

Board Review and Approval of Investment Advisory Contract (continued)

noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement.

Other Benefits to BFA and/or its Affiliates: Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions), will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory Contract.

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Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Cybersecurity and Tech ETF, iShares Exponential Technologies ETF, iShares Genomics Immunology and Healthcare ETF, iShares Robotics and Artificial Intelligence Multisector ETF, iShares Self-Driving EV and Tech ETF, iShares U.S. Tech Breakthrough Multisector ETF and iShares Virtual Work and Life Multisector ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 2, 2020 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2019 through September 30, 2020 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and closures in certain countries and the impact of the coronavirus outbreak on the Funds and the overall market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a Fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following enhancements to the Program: (1) certain single country emerging market ETFs were added to a $300 million credit agreement with State Street Bank and Trust Company; and (2) certain updates were made to the RATS and HLIM calculation methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	61

Supplemental Information (unaudited)

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by the third quarter of 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities so that a failure to comply with the limits would result in a statutory violation and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

January 31, 2021

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Cybersecurity and Tech(a)	$—	$—	$0.050893	$0.050893	—%	—%	100%	100%
Exponential Technologies(a)	0.153702	—	0.043291	0.196993	78	—	22	100
Genomics Immunology and Healthcare(a)	0.016694	—	0.019515	0.036209	46	—	54	100
Robotics and Artificial Intelligence Multisector(a)	0.064527	—	0.107978	0.172505	37	—	63	100
Self-Driving EV and Tech(a)	0.066752	—	0.050531	0.117283	57	—	43	100
U.S. Tech Breakthrough Multisector(a)	0.073605	0.028868	0.009601	0.112074	65	26	9	100
Virtual Work and Life Multisector(a)	—	—	0.053770	0.053770	—	—	100	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

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General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at ishares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	63

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

SDR	Swedish Depositary Receipt

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Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC or Morningstar Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2021 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-101-0121

JANUARY 31, 2021

2021 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares MSCI ACWI ETF | ACWI | NASDAQ

•	iShares MSCI ACWI Low Carbon Target ETF | CRBN | NYSE Arca

•	iShares MSCI All Country Asia ex Japan ETF | AAXJ | NASDAQ

•	iShares MSCI Europe Financials ETF | EUFN | NASDAQ

•	iShares MSCI Europe Small-Cap ETF | IEUS | NASDAQ

•	iShares MSCI Kokusai ETF | TOK | NYSE Arca

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of January 31, 2021 has been a time of sudden change, as the emergence and spread of the coronavirus (or “COVID-19”) led to a vast disruption in the global economy and financial markets. The threat from the virus became increasingly apparent throughout February and March 2020, and countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point of the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs late in the reporting period following a series of successful vaccine trials and passage of additional stimuli. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities from developed economies grew at a more modest pace, lagging emerging market stocks, which rebounded sharply.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment and posted positive returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) dropped to historic lows. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

Following the coronavirus outbreak, the Fed instituted two emergency interest rate cuts, pushing short-term interest rates, already low as the year began, close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to accelerate as vaccination efforts continue to ramp up. Significant additional U.S. stimulus spending in early 2021 is being negotiated in Congress, which would provide a solid tailwind for economic growth. Inflation should increase somewhat as the expansion continues, but a shift in central bank policy means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the equity expansion.

Overall, we favor a positive stance toward risk, with an overweight in both equities and credit. We see U.S. and Asian equities benefiting from structural growth trends in tech, while emerging markets should be particularly helped by a vaccine-led economic expansion. In credit, rising inflation should provide tailwinds for inflation-protected bonds, and Euro area peripherals and Asian bonds also present attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of January 31, 2021

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	14.47%	17.25%

U.S. small cap equities (Russell 2000® Index)	40.89	30.17

International equities (MSCI Europe, Australasia, Far East Index)	17.58	8.94

Emerging market equities (MSCI Emerging Markets Index)	24.07	27.89

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.06	0.54

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(4.56)	4.91

U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(0.91)	4.72

Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.06	3.85

U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	6.72	7.38

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

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Fund Summary as of January 31, 2021	iShares® MSCI ACWI ETF

Investment Objective

The iShares MSCI ACWI ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization developed and emerging market equities, as represented by the MSCI ACWI (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	17.29%	17.18%	13.77%	9.08%	17.18%	90.59%	138.44%
Fund Market	17.30	17.61	13.68	9.05	17.61	89.86	137.91
Index	17.24	17.02	13.56	8.91	17.02	88.86	134.79

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio	(a)

$ 1,000.00	$ 1,172.90	$ 1.70		$ 1,000.00	$ 1,023.60	$ 1.58		0.31%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Information Technology	21.8%
Consumer Discretionary	13.1
Financials	13.0
Health Care	12.0
Industrials	9.4
Communication Services	9.3
Consumer Staples	7.1
Materials	4.8
Energy	3.0
Utilities	3.0
Real Estate	2.6
Exchanged-Traded Funds	0.9

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

United States	56.5%
Japan	6.8
China	5.5
United Kingdom	3.8
France	2.8
Canada	2.7
Switzerland	2.6
Germany	2.4
Australia	2.0
South Korea	1.8

(a)	Excludes money market funds.

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Fund Summary as of January 31, 2021	iShares® MSCI ACWI Low Carbon Target ETF

Investment Objective

The iShares MSCI ACWI Low Carbon Target ETF (the “Fund”) seeks to track the investment results of an index composed of large and mid-capitalization developed and emerging market equities with a lower carbon exposure than that of the broad market, as represented by the MSCI ACWI Low Carbon Target Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	17.45%	17.37%	13.78%	9.56%	17.37%	90.65%	75.30%
Fund Market	17.67	17.91	13.81	9.58	17.91	90.94	75.52
Index	17.20	17.28	13.58	9.27	17.28	89.03	72.46

The inception date of the Fund was 12/8/14. The first day of secondary market trading was 12/9/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,174.50	$ 1.10		$ 1,000.00	$ 1,024.20	$ 1.02		0.20%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Information Technology	21.7%
Financials	14.4
Consumer Discretionary	13.2
Health Care	12.4
Industrials	10.3
Communication Services	9.3
Consumer Staples	7.6
Materials	3.9
Real Estate	2.8
Utilities	2.4
Energy	2.0

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
United States	56.4%
Japan	6.7
China	5.5
United Kingdom	3.7
Canada	3.2
France	2.6
Switzerland	2.5
Germany	2.4
South Korea	1.9
Australia	1.8

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of January 31, 2021	iShares® MSCI All Country Asia ex Japan ETF

Investment Objective

The iShares MSCI All Country Asia ex Japan ETF (the “Fund”) seeks to track the investment results of an index composed of Asian equities, excluding Japan, as represented by the MSCI AC Asia ex Japan Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	25.21%	34.97%	15.51%	6.18%	34.97%	105.66%	82.09%
Fund Market	26.03	37.30	15.49	6.23	37.30	105.49	83.01
Index	25.90	36.18	16.33	7.03	36.18	113.02	97.27

Certain sectors and markets performed exceptionally well based on market conditions during the six month and one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,252.10	$ 3.97		$ 1,000.00	$ 1,021.70	$ 3.57		0.70%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Information Technology	23.4%
Consumer Discretionary	19.8
Financials	17.3
Communication Services	12.2
Industrials	5.2
Health Care	4.9
Consumer Staples	4.8
Materials	4.2
Real Estate	3.7
Energy	2.4
Utilities	2.1

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
China	45.0%
South Korea	14.9
Taiwan	14.8
India	9.9
Hong Kong	7.3
Singapore	2.3
Thailand	2.0
Malaysia	1.6
Indonesia	1.4
Philippines	0.8

(a)	Excludes money market funds.

6	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of January 31, 2021	iShares® MSCI Europe Financials ETF

Investment Objective

The iShares MSCI Europe Financials ETF (the “Fund”) seeks to track the investment results of an index composed of developed market European equities in the financials sector, as represented by the MSCI Europe Financials Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	17.47%	(7.34)%	2.83%	0.18%	(7.34)%	14.96%	1.83%
Fund Market	17.05	(7.82)	2.54	0.12	(7.82)	13.34	1.23
Index	17.80	(7.25)	2.98	0.34	(7.25)	15.80	3.44

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,174.70	$ 2.63		$ 1,000.00	$ 1,022.80	$ 2.45		0.48%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Banks	42.3%
Insurance	33.0
Capital Markets	18.3
Diversified Financial Services	6.4

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
United Kingdom	26.7%
Switzerland	15.6
Germany	13.4
France	9.9
Sweden	7.9
Italy	6.3
Spain	6.1
Netherlands	4.6
Finland	3.1
Belgium	2.9

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of January 31, 2021	iShares® MSCI Europe Small-Cap ETF

Investment Objective

The iShares MSCI Europe Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization developed market equities in Europe, as represented by the MSCI Europe Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	26.21%	16.96%	11.24%	7.69%	16.96%	70.30%	109.79%
Fund Market	26.78	16.85	11.00	7.58	16.85	68.54	107.69
Index	26.41	17.13	11.26	7.83	17.13	70.49	112.56

Certain sectors and markets performed exceptionally well based on market conditions during the six months period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,262.10	$ 2.28		$ 1,000.00	$ 1,023.20	$ 2.04		0.40%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Industrials	25.3%
Financials	12.6
Consumer Discretionary	11.5
Real Estate	10.2
Information Technology	9.9
Health Care	8.7
Materials	7.3
Communication Services	5.0
Consumer Staples	4.4
Utilities	3.4
Energy	1.7

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
United Kingdom	31.1%
Sweden	13.3
Germany	9.7
Switzerland	9.3
Netherlands	5.7
France	5.4
Italy	4.9
Norway	4.1
Spain	3.9
Finland	3.1

(a)	Excludes money market funds.

8	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of January 31, 2021	iShares® MSCI Kokusai ETF

Investment Objective

The iShares MSCI Kokusai ETF (the “Fund”) seeks to track the investment results of an index composed of developed market equities, excluding Japan, as represented by the MSCI Kokusai Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	15.65%	15.70%	13.88%	10.06%	15.70%	91.53%	160.81%
Fund Market	14.86	14.92	13.62	9.98	14.92	89.35	158.80
Index	15.59	15.49	13.64	9.82	15.49	89.53	155.16

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,156.50	$ 1.36		$ 1,000.00	$ 1,023.90	$ 1.28		0.25%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Information Technology	22.8%
Health Care	13.4
Financials	13.1
Consumer Discretionary	11.7
Industrials	9.4
Communication Services	8.8
Consumer Staples	7.4
Materials	4.5
Utilities	3.3
Energy	3.0
Real Estate	2.6

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
United States	70.9%
United Kingdom	4.8
France	3.6
Canada	3.4
Switzerland	3.2
Germany	3.1
Australia	2.5
Netherlands	1.6
Hong Kong	1.1
Sweden	1.1

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2021	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.0%
Globant SA(a)	10,949	$2,102,208

Australia — 2.0%
Afterpay Ltd.(a)	54,774	5,677,626
AGL Energy Ltd.	133,084	1,171,187
AMP Ltd.	1,022,261	1,164,730
Ampol Ltd.	71,277	1,431,166
APA Group	293,467	2,204,342
Aristocrat Leisure Ltd.	151,860	3,618,943
ASX Ltd.	51,110	2,815,184
Aurizon Holdings Ltd.	624,856	1,773,857
AusNet Services	632,312	839,295
Australia & New Zealand Banking Group Ltd.	644,551	11,725,349
BHP Group Ltd.	694,448	23,209,434
BHP Group PLC	525,698	14,520,788
BlueScope Steel Ltd.	193,039	2,457,131
Brambles Ltd.	393,967	3,195,007
CIMIC Group Ltd.(a)	20,779	393,306
Coca-Cola Amatil Ltd.	168,564	1,691,646
Cochlear Ltd.	12,655	1,917,054
Coles Group Ltd.	322,796	4,509,984
Commonwealth Bank of Australia	411,590	26,371,828
Computershare Ltd.	103,110	1,136,827
Crown Resorts Ltd.	104,194	767,451
CSL Ltd.	109,792	22,889,128
Dexus	298,440	2,063,093
Evolution Mining Ltd.	406,171	1,474,032
Fortescue Metals Group Ltd.	415,957	6,954,127
Goodman Group	389,635	5,285,392
GPT Group (The)	599,995	1,988,696
Insurance Australia Group Ltd.	503,431	1,873,349
James Hardie Industries PLC(a)	125,523	3,543,154
Lendlease Corp. Ltd.	166,360	1,532,953
Macquarie Group Ltd.	80,202	8,085,698
Magellan Financial Group Ltd.	30,781	1,131,713
Medibank Pvt Ltd.	832,618	1,865,373
Mirvac Group	1,527,746	2,789,749
National Australia Bank Ltd.	735,011	13,275,083
Newcrest Mining Ltd.	195,705	3,771,885
Northern Star Resources Ltd.	208,974	2,060,309
Oil Search Ltd.	409,083	1,217,812
Orica Ltd.	167,205	1,957,676
Origin Energy Ltd.	462,335	1,681,404
Qantas Airways Ltd.(a)	217,403	750,611
QBE Insurance Group Ltd.	385,787	2,376,841
Ramsay Health Care Ltd.	34,742	1,678,516
REA Group Ltd.	10,307	1,159,952
Rio Tinto Ltd.	66,590	5,635,868
Santos Ltd.	571,633	2,855,191
Scentre Group	1,319,260	2,763,312
Seek Ltd.	144,632	3,112,678
Sonic Healthcare Ltd.	96,202	2,536,884
South32 Ltd.	1,314,036	2,560,813
Stockland	662,757	2,262,827
Suncorp Group Ltd.	388,474	3,004,412
Sydney Airport(a)	507,051	2,225,280
Tabcorp Holdings Ltd.	467,836	1,432,199
Telstra Corp. Ltd.	1,028,924	2,463,059
TPG Telecom Ltd.(a)	70,630	401,012

Security	Shares	Value

Australia (continued)
Transurban Group	651,544	$6,618,639
Treasury Wine Estates Ltd.	194,204	1,497,480
Vicinity Centres	1,042,694	1,228,011
Washington H Soul Pattinson & Co. Ltd.	26,478	552,168
Wesfarmers Ltd.	249,913	10,471,236
Westpac Banking Corp.	819,874	13,291,793
WiseTech Global Ltd.	41,052	985,231
Woodside Petroleum Ltd.	181,739	3,412,079
Woolworths Group Ltd.	302,793	9,492,512

		282,801,365

Austria — 0.0%
Erste Group Bank AG(a)	71,103	2,181,172
OMV AG	52,017	2,195,410
Raiffeisen Bank International AG(a)	15,630	307,050
Verbund AG	14,014	1,266,705
voestalpine AG	38,602	1,412,555

		7,362,892

Belgium — 0.2%
Ageas SA/NV	64,385	3,307,980
Anheuser-Busch InBev SA/NV	179,788	11,353,703
Elia Group SA/NV	6,235	752,188
Etablissements Franz Colruyt NV	12,446	769,036
Galapagos NV(a)	12,842	1,342,374
Groupe Bruxelles Lambert SA	39,674	3,941,791
KBC Group NV(a)	58,892	4,129,744
Proximus SADP	27,221	574,770
Sofina SA	2,251	730,176
Solvay SA	11,314	1,292,616
UCB SA	31,379	3,260,223
Umicore SA	51,349	2,917,695

		34,372,296

Brazil — 0.5%
Ambev SA	1,092,595	3,023,785
Atacadao SA	51,200	178,552
B2W Cia. Digital(a)	70,700	1,065,987
B3 SA - Brasil, Bolsa, Balcao	510,200	5,588,161
Banco Bradesco SA	75,130	297,782
Banco BTG Pactual SA	65,200	1,135,081
Banco do Brasil SA	216,600	1,343,299
Banco Santander Brasil SA	29,400	211,410
BB Seguridade Participacoes SA	152,100	770,564
BRF SA(a)	163,372	634,966
CCR SA	446,300	990,733
Centrais Eletricas Brasileiras SA	128,733	676,469
Cia Brasileira de Distribuicao	55,071	761,346
Cia. de Saneamento Basico do Estado de Sao Paulo	105,900	792,735
Cia. Siderurgica Nacional SA	130,500	726,627
Cosan SA	43,200	593,908
Energisa SA	10,000	90,206
Engie Brasil Energia SA	25,800	203,007
Equatorial Energia SA	266,300	1,098,416
Hapvida Participacoes e Investimentos SA(b)	309,700	973,955
Hypera SA	158,200	935,625
JBS SA	293,800	1,301,174
Klabin SA	185,800	956,267
Localiza Rent a Car SA	152,985	1,789,950
Lojas Renner SA	171,800	1,304,922
Magazine Luiza SA	796,400	3,686,071
Natura & Co. Holding SA(a)	248,615	2,233,994

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Brazil (continued)
Notre Dame Intermedica Participacoes SA	139,900	$2,421,457
Petrobras Distribuidora SA	161,700	688,885
Petroleo Brasileiro SA	651,400	3,260,728
Raia Drogasil SA	246,000	1,122,821
Rumo SA(a)	345,900	1,286,097
Sul America SA	64,694	472,906
Suzano SA(a)	172,013	1,954,926
Telefonica Brasil SA	153,300	1,269,135
TIM SA	353,000	859,911
Ultrapar Participacoes SA	245,200	978,150
Vale SA	901,502	14,522,112
Via Varejo SA(a)	359,000	965,925
WEG SA	199,400	3,060,163

		66,228,208

Canada — 2.7%
Agnico Eagle Mines Ltd.	60,139	4,202,598
Air Canada(a)	52,213	818,274
Algonquin Power & Utilities Corp.	66,395	1,107,580
Alimentation Couche-Tard Inc., Class B	211,779	6,465,522
AltaGas Ltd.	64,255	955,186
Atco Ltd., Class I, NVS	10,409	298,308
B2Gold Corp.	271,058	1,341,020
Bank of Montreal	155,747	11,597,052
Bank of Nova Scotia (The)	276,998	14,788,261
Barrick Gold Corp.	430,489	9,624,460
Bausch Health Cos Inc.(a)	81,377	2,078,619
BCE Inc.	70,130	2,977,691
BlackBerry Ltd.(a)	118,856	1,671,027
Brookfield Asset Management Inc., Class A	323,587	12,551,361
Brookfield Renewable Corp., Class A	22,194	1,245,519
CAE Inc.	59,455	1,344,597
Cameco Corp.	121,054	1,507,667
Canadian Apartment Properties REIT	25,185	1,009,411
Canadian Imperial Bank of Commerce	107,190	9,144,441
Canadian National Railway Co.	171,482	17,386,472
Canadian Natural Resources Ltd.	291,026	6,581,660
Canadian Pacific Railway Ltd.	33,681	11,327,805
Canadian Tire Corp. Ltd., Class A, NVS	17,847	2,316,499
Canadian Utilities Ltd., Class A, NVS	76,597	1,895,363
Canopy Growth Corp.(a)(c)	64,047	2,566,493
CCL Industries Inc., Class B, NVS	51,188	2,350,933
Cenovus Energy Inc.	286,360	1,692,448
CGI Inc.(a)	52,567	4,217,870
CI Financial Corp.	44,396	551,887
Constellation Software Inc.	5,362	6,538,664
Dollarama Inc.	74,710	2,923,600
Emera Inc.	39,917	1,670,799
Empire Co. Ltd., Class A, NVS	33,415	924,147
Enbridge Inc.	493,793	16,606,010
Fairfax Financial Holdings Ltd.	7,341	2,665,965
First Quantum Minerals Ltd.	161,864	2,698,895
FirstService Corp.	8,277	1,131,807
Fortis Inc.	90,564	3,666,656
Franco-Nevada Corp.	47,611	5,677,391
George Weston Ltd.	15,035	1,089,389
GFL Environmental Inc.	42,544	1,202,269
Gildan Activewear Inc.(c)	58,148	1,454,326
Great-West Lifeco Inc.	49,268	1,126,170
Hydro One Ltd.(b)	58,036	1,346,124
iA Financial Corp. Inc.	21,307	950,388

Security	Shares	Value

Canada (continued)
Imperial Oil Ltd.	84,675	$1,612,699
Intact Financial Corp.	28,770	3,175,522
Inter Pipeline Ltd.	125,227	1,257,711
Keyera Corp.	49,025	921,821
Kinross Gold Corp.	372,341	2,602,846
Kirkland Lake Gold Ltd.	65,596	2,523,298
Loblaw Companies Ltd.	40,839	1,974,095
Lundin Mining Corp.	100,930	900,702
Magna International Inc.	76,300	5,379,137
Manulife Financial Corp.	463,734	8,389,285
Metro Inc.	55,150	2,386,545
National Bank of Canada	65,143	3,664,979
Nutrien Ltd.	143,134	7,056,698
Onex Corp.	17,206	912,122
Open Text Corp.	85,907	3,852,012
Pan American Silver Corp.	54,412	1,762,123
Parkland Corp./Canada	39,357	1,182,143
Pembina Pipeline Corp.	140,643	3,705,854
Power Corp. of Canada	174,522	4,067,102
Quebecor Inc., Class B	33,521	802,961
Restaurant Brands International Inc.	69,569	4,016,916
RioCan REIT	16,543	220,539
Ritchie Bros Auctioneers Inc.	26,202	1,548,799
Rogers Communications Inc., Class B, NVS	90,308	4,079,748
Royal Bank of Canada	343,421	27,824,239
Saputo Inc.	90,453	2,374,174
Shaw Communications Inc., Class B, NVS	138,330	2,375,796
Shopify Inc., Class A(a)	26,561	28,990,361
Sun Life Financial Inc.	137,730	6,371,946
Suncor Energy Inc.	377,213	6,316,166
TC Energy Corp.	231,426	9,929,515
Teck Resources Ltd., Class B	129,844	2,374,383
TELUS Corp.	170,592	3,524,148
Thomson Reuters Corp.	45,808	3,739,011
TMX Group Ltd.	13,165	1,271,103
Topicus.com Inc.(a)(d)	9,881	371,277
Toronto-Dominion Bank (The)	437,036	24,789,721
Waste Connections Inc.	67,085	6,608,543
Wheaton Precious Metals Corp.	113,544	4,668,152
WSP Global Inc.	21,615	2,015,223
Yamana Gold Inc.	237,139	1,108,239

		389,936,278

Chile — 0.1%
Banco de Chile	9,144,613	935,341
Banco de Credito e Inversiones SA	21,965	923,857
Banco Santander Chile	16,835,193	855,232
Cia. Cervecerias Unidas SA	90,111	740,793
Colbun SA	4,052,329	701,139
Empresas CMPC SA	451,047	1,210,339
Empresas COPEC SA	119,688	1,261,801
Enel Americas SA	8,228,485	1,241,779
Enel Chile SA(a)	8,655,519	628,822
Falabella SA	154,021	529,087

		9,028,190

China — 5.5%
3SBio Inc.(a)(b)	358,500	334,280
51job Inc., ADR(a)	6,579	433,293
AAC Technologies Holdings Inc.(c)	193,000	1,049,150
Agile Group Holdings Ltd.	148,000	184,765

12	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Agricultural Bank of China Ltd., Class A	2,646,400	$1,294,103
Agricultural Bank of China Ltd., Class H	5,412,000	1,954,332
Aier Eye Hospital Group Co. Ltd., Class A	169,614	2,073,026
Air China Ltd., Class H	422,000	293,348
AK Medical Holdings Ltd.(b)	172,000	310,112
Alibaba Group Holding Ltd., ADR(a)(c)	458,532	116,389,178
Alibaba Health Information Technology Ltd.(a)	906,000	2,839,338
Alibaba Pictures Group Ltd.(a)(c)	4,070,000	514,403
A-Living Smart City Services Co. Ltd.(b)	162,250	708,314
Anhui Conch Cement Co. Ltd., Class A	204,992	1,605,147
Anhui Conch Cement Co. Ltd., Class H	169,500	1,004,472
ANTA Sports Products Ltd.	272,000	4,500,680
Autohome Inc., ADR(c)	17,205	1,896,507
Baidu Inc., ADR(a)(c)	67,042	15,756,211
Bank of China Ltd., Class H	19,651,000	6,665,351
Bank of Communications Co. Ltd., Class A	2,975,700	2,060,283
Bank of Ningbo Co. Ltd., Class A	299,296	1,787,882
Bank of Shanghai Co. Ltd., Class A	1,382,651	1,738,603
Baozun Inc., ADR(a)(c)	15,759	645,961
BeiGene Ltd., ADR(a)(c)	10,782	3,450,240
Beijing Capital International Airport Co. Ltd., Class H	552,000	425,719
Beijing Enterprises Holdings Ltd.	35,500	116,291
Beijing Enterprises Water Group Ltd.(c)	3,178,000	1,295,160
Bilibili Inc., ADR(a)(c)	33,982	3,870,210
Bosideng International Holdings Ltd.	1,008,000	447,200
Brilliance China Automotive Holdings Ltd.	884,000	695,448
BYD Co. Ltd., Class H	191,500	5,863,165
BYD Electronic International Co. Ltd.(c)	216,000	1,495,928
CanSino Biologics Inc., Class H(a)(b)	14,800	481,763
China Aoyuan Group Ltd.	317,000	280,048
China Cinda Asset Management Co. Ltd., Class H	554,000	105,029
China CITIC Bank Corp. Ltd., Class H	2,139,000	948,969
China Communications Services Corp. Ltd., Class H	582,000	260,456
China Conch Venture Holdings Ltd.	454,500	2,165,863
China Construction Bank Corp., Class H	23,186,260	17,582,905
China East Education Holdings Ltd.(b)	246,000	555,843
China Education Group Holdings Ltd.(c)	306,000	643,268
China Everbright Bank Co. Ltd., Class A	2,574,000	1,618,328
China Everbright Environment Group Ltd.	717,000	404,095
China Everbright Ltd.	304,000	391,671
China Evergrande Group(c)	470,000	905,589
China Feihe Ltd.(b)(c)	356,000	1,065,174
China Galaxy Securities Co. Ltd., Class H	1,042,500	625,189
China Gas Holdings Ltd.	637,000	2,250,985
China Hongqiao Group Ltd.	273,000	241,177
China Huarong Asset Management Co. Ltd., Class H(b)	1,698,000	197,089
China Huishan Dairy Holdings Co. Ltd.(a)(d)	813,015	1
China International Capital Corp. Ltd., Class H(a)(b)	402,400	1,053,505
China Jinmao Holdings Group Ltd.	1,242,000	488,544
China Lesso Group Holdings Ltd.	362,000	602,256
China Life Insurance Co. Ltd., Class H	1,938,000	4,114,018
China Literature Ltd.(a)(b)(c)	78,000	744,404
China Longyuan Power Group Corp. Ltd., Class H	673,000	985,998
China Medical System Holdings Ltd.	395,000	567,499
China Meidong Auto Holdings Ltd.	234,000	787,660
China Mengniu Dairy Co. Ltd.	672,000	4,008,331
China Merchants Bank Co. Ltd., Class A	416,300	3,302,404
China Merchants Bank Co. Ltd., Class H	903,788	6,941,142
China Merchants Port Holdings Co. Ltd.	98,000	136,753

Security	Shares	Value

China (continued)
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	1,056,122	$1,937,914
China Minsheng Banking Corp. Ltd., Class A	1,973,600	1,565,608
China Minsheng Banking Corp. Ltd., Class H	863,500	494,456
China Molybdenum Co. Ltd., Class H	1,092,000	690,083
China National Building Material Co. Ltd., Class H	886,000	1,061,529
China Oilfield Services Ltd., Class H	554,000	613,742
China Overseas Land & Investment Ltd.	958,000	2,159,681
China Overseas Property Holdings Ltd.	555,000	343,571
China Pacific Insurance Group Co. Ltd., Class A	303,771	1,635,888
China Pacific Insurance Group Co. Ltd., Class H	521,800	2,160,189
China Petroleum & Chemical Corp., Class H	6,663,200	3,188,155
China Railway Group Ltd., Class H	871,000	396,529
China Resources Beer Holdings Co. Ltd.	388,000	3,427,717
China Resources Cement Holdings Ltd.	506,000	559,260
China Resources Gas Group Ltd.	236,000	1,180,936
China Resources Land Ltd.	682,000	2,717,850
China Resources Power Holdings Co. Ltd.	372,000	393,884
China Shenhua Energy Co. Ltd., Class H	1,121,000	2,078,965
China Southern Airlines Co. Ltd., Class H(a)(c)	246,000	137,374
China State Construction Engineering Corp. Ltd., Class A	4,552,357	3,399,259
China State Construction International Holdings Ltd.	384,000	221,371
China Taiping Insurance Holdings Co. Ltd.	694,800	1,231,202
China Tourism Group Duty Free Corp. Ltd., Class A	71,692	3,272,057
China Tower Corp. Ltd., Class H(b)	10,400,000	1,502,221
China Traditional Chinese Medicine Holdings Co. Ltd.	704,000	390,413
China Vanke Co. Ltd., Class A	581,196	2,507,345
China Yangtze Power Co. Ltd., Class A	750,610	2,293,202
China Youzan Ltd.(a)	4,764,000	2,058,255
China Yuhua Education Corp. Ltd.(b)	604,000	529,698
Chongqing Zhifei Biological Products Co. Ltd., Class A	89,900	2,204,777
CIFI Holdings Group Co. Ltd.	658,000	542,262
CITIC Ltd.	1,101,000	860,483
CITIC Securities Co. Ltd., Class A	574,699	2,529,277
Contemporary Amperex Technology Co. Ltd., Class A	58,500	3,215,859
COSCO SHIPPING Holdings Co. Ltd., Class H(a)	781,500	791,191
COSCO SHIPPING Ports Ltd.	374,000	265,770
Country Garden Holdings Co. Ltd.	1,894,866	2,289,817
Country Garden Services Holdings Co. Ltd.	389,000	3,178,182
CSPC Pharmaceutical Group Ltd.	2,285,120	2,334,086
Dali Foods Group Co. Ltd.(b)	554,000	333,664
Dongfeng Motor Group Co. Ltd., Class H	670,000	662,755
ENN Energy Holdings Ltd.	229,400	3,556,153
Far East Horizon Ltd.	397,000	409,603
Foshan Haitian Flavouring & Food Co. Ltd., Class A	68,176	2,086,561
Fosun International Ltd.	1,250,000	1,902,281
Fuyao Glass Industry Group Co. Ltd., Class H(b)	148,800	1,036,285
GDS Holdings Ltd., ADR(a)(c)	24,756	2,563,731
Geely Automobile Holdings Ltd.	1,409,000	5,151,654
Genscript Biotech Corp.(a)	444,000	566,893
GF Securities Co. Ltd., Class H	361,200	528,255
GOME Retail Holdings Ltd.(a)(c)	3,338,000	538,120
Great Wall Motor Co. Ltd., Class H	1,057,500	3,314,128
Greentown Service Group Co. Ltd.(c)	526,000	593,576
Guangdong Investment Ltd.	986,000	1,731,955
Guangzhou Automobile Group Co. Ltd., Class H	684,000	623,675
Haidilao International Holding Ltd.(b)	254,000	2,140,730
Haier Smart Home Co. Ltd., Class H(a)(c)	764,000	3,162,867

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Haitian International Holdings Ltd.	144,000	$520,928
Haitong Securities Co. Ltd., Class H	892,800	795,637
Hangzhou Tigermed Consulting Co. Ltd., Class H(a)(b)	31,700	697,463
Hansoh Pharmaceutical Group Co. Ltd.(a)(b)	354,000	1,935,761
Hengan International Group Co. Ltd.	142,000	1,019,145
Hua Hong Semiconductor Ltd.(a)(b)(c)	165,000	994,828
Huaneng Power International Inc., Class H	622,000	220,600
Huatai Securities Co. Ltd., Class H(b)	536,600	855,366
Huazhu Group Ltd., ADR	47,527	2,305,059
Hutchison China MediTech Ltd., ADR(a)	30,046	958,768
HUYA Inc., ADR(a)(c)	24,677	638,888
Industrial & Commercial Bank of China Ltd., Class A	2,282,391	1,803,477
Industrial & Commercial Bank of China Ltd., Class H	13,686,260	8,737,206
Industrial Bank Co. Ltd., Class A	728,000	2,610,635
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	318,400	2,184,732
Innovent Biologics Inc.(a)(b)	313,000	3,576,520
iQIYI Inc., ADR(a)(c)	61,550	1,344,867
JD.com Inc., ADR(a)	208,821	18,520,334
Jiangsu Expressway Co. Ltd., Class H	280,000	325,000
Jiangsu Hengrui Medicine Co. Ltd., Class A	151,999	2,448,350
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	52,900	1,675,367
JOYY Inc.(c)	15,544	1,430,670
Kaisa Group Holdings Ltd.	740,000	342,617
KE Holdings Inc.(a)	16,081	950,387
Kingboard Holdings Ltd.	160,500	657,206
Kingboard Laminates Holdings Ltd.	356,500	576,554
Kingdee International Software Group Co. Ltd.	720,000	2,906,427
Kingsoft Cloud Holdings Ltd., ADR(a)(c)	14,660	736,958
Kingsoft Corp. Ltd.	260,000	2,011,904
Koolearn Technology Holding Ltd.(a)(b)(c)	138,500	489,421
Kunlun Energy Co. Ltd.	1,192,000	1,019,230
Kweichow Moutai Co. Ltd., Class A	21,032	6,909,332
KWG Group Holdings Ltd.	409,500	545,025
Lenovo Group Ltd.	1,786,000	2,102,979
Li Ning Co. Ltd.	516,000	3,230,885
Logan Group Co. Ltd.	214,000	320,703
Longfor Group Holdings Ltd.(b)	405,000	2,290,378
Luxshare Precision Industry Co. Ltd., Class A	207,840	1,713,273
Luye Pharma Group Ltd.(b)(c)	390,000	195,658
Meituan, Class B(a)	880,000	40,380,456
Microport Scientific Corp.	219,000	1,532,239
Minth Group Ltd.	178,000	816,098
Momo Inc., ADR	42,164	644,266
Muyuan Foods Co. Ltd., Class A	136,480	1,883,535
NetEase Inc., ADR	99,991	11,497,965
New China Life Insurance Co. Ltd., Class H	231,500	864,335
New Oriental Education & Technology Group Inc., ADR(a)	38,518	6,451,765
Nine Dragons Paper Holdings Ltd.	366,000	566,428
NIO Inc., ADR(a)(c)	302,250	17,228,250
Noah Holdings Ltd.(a)(c)	10,686	508,654
People’s Insurance Co. Group of China Ltd. (The), Class H	1,986,000	612,153
PetroChina Co. Ltd., Class H	6,340,000	1,921,497
PICC Property & Casualty Co. Ltd., Class H	1,492,000	1,089,100
Pinduoduo Inc., ADR(a)(c)	89,272	14,793,263
Ping An Bank Co. Ltd., Class A	890,500	3,191,984
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	153,800	1,911,132
Ping An Insurance Group Co. of China Ltd., Class A	260,000	3,191,853

Security	Shares	Value

China (continued)
Ping An Insurance Group Co. of China Ltd., Class H	1,401,000	$16,496,489
Poly Developments and Holdings Group Co. Ltd., Class A	625,800	1,341,628
Postal Savings Bank of China Co. Ltd., Class A	1,795,600	1,527,542
Postal Savings Bank of China Co. Ltd., Class H(b)	1,782,000	1,273,210
SAIC Motor Corp. Ltd., Class A	434,113	1,478,571
Seazen Group Ltd.	534,000	489,659
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	796,000	1,488,551
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	184,000	830,555
Shanghai Pudong Development Bank Co. Ltd., Class A	1,409,452	2,179,277
Shenzhen International Holdings Ltd.	296,500	488,695
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	39,900	2,777,357
Shenzhou International Group Holdings Ltd.	176,900	3,470,081
Shimao Group Holdings Ltd.	302,000	878,286
Silergy Corp.	24,000	2,241,228
SINA Corp.(a)(c)	22,605	945,341
Sino Biopharmaceutical Ltd.	2,712,000	2,528,777
Sinopharm Group Co. Ltd., Class H	304,800	744,522
Sinotruk Hong Kong Ltd.	188,000	586,754
SSY Group Ltd.(c)	512,000	270,070
Sun Art Retail Group Ltd.	593,500	616,168
Sunac China Holdings Ltd.	606,000	2,262,579
Sunny Optical Technology Group Co. Ltd.	181,700	4,785,125
TAL Education Group, ADR(a)(c)	95,156	7,315,593
Tencent Holdings Ltd.	1,396,600	122,749,718
Tencent Music Entertainment Group, ADR(a)	92,286	2,454,808
Tingyi Cayman Islands Holding Corp.	494,000	983,687
TravelSky Technology Ltd., Class H	374,000	835,415
Trip.com Group Ltd., ADR(a)(c)	118,140	3,760,396
Tsingtao Brewery Co. Ltd., Class H	144,000	1,390,071
Uni-President China Holdings Ltd.	303,000	366,936
Vipshop Holdings Ltd., ADR(a)	109,671	3,007,179
Wanhua Chemical Group Co. Ltd., Class A	172,053	2,986,118
Want Want China Holdings Ltd.	1,091,000	785,130
Weibo Corp., ADR(a)	16,525	753,209
Weichai Power Co. Ltd., Class H	547,000	1,615,494
Wens Foodstuffs Group Co. Ltd., Class A	687,016	1,808,821
Wharf Holdings Ltd. (The)	674,200	1,490,329
Wuliangye Yibin Co. Ltd., Class A	96,300	4,352,422
WuXi AppTec Co. Ltd., Class A	103,033	2,660,578
WuXi AppTec Co. Ltd., Class H(b)	49,860	1,189,615
Wuxi Biologics Cayman Inc.(a)(b)	745,000	10,482,470
Xiaomi Corp., Class B(a)(b)	3,457,400	13,020,123
Xinjiang Goldwind Science & Technology Co. Ltd., Class H(c)	217,600	454,067
Xinyi Solar Holdings Ltd.	1,246,000	2,731,804
XPeng Inc., ADR(a)(c)	48,293	2,326,757
Yadea Group Holdings Ltd.(b)	392,000	1,021,222
Yanzhou Coal Mining Co. Ltd., Class H	470,000	363,690
Yihai International Holding Ltd.(c)	160,000	2,635,078
Yum China Holdings Inc.	96,266	5,459,245
Zai Lab Ltd., ADR(a)	23,526	3,765,807
Zhejiang Expressway Co. Ltd., Class H	322,000	260,379
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	110,000	678,115
Zhongsheng Group Holdings Ltd.	173,000	1,016,289

14	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Zhuzhou CRRC Times Electric Co. Ltd., Class H	129,700	$652,360
Zijin Mining Group Co. Ltd., Class H	1,788,000	1,992,342
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	480,400	657,976
ZTE Corp., Class H	194,200	553,508
ZTO Express Cayman Inc., ADR	90,485	2,993,244

		784,370,971

Colombia — 0.0%
Ecopetrol SA	2,078,650	1,185,171
Grupo de Inversiones Suramericana SA	148,014	943,697
Interconexion Electrica SA ESP	26,649	172,601

		2,301,469

Czech Republic — 0.0%
CEZ AS	68,268	1,646,743
Komercni Banka AS(a)	47,507	1,454,647

		3,101,390

Denmark — 0.7%
Ambu A/S, Series B(c)	41,852	1,985,953
AP Moller - Maersk A/S, Class A	2,373	4,515,755
Carlsberg A/S, Class B	32,562	4,788,029
Chr Hansen Holding A/S(a)	26,583	2,416,873
Coloplast A/S, Class B	26,457	3,964,661
Danske Bank A/S(a)	175,602	3,018,966
Demant A/S(a)	22,981	828,848
DSV PANALPINA A/S	52,986	8,305,352
Genmab A/S(a)	16,537	6,618,041
GN Store Nord A/S	28,436	2,183,097
H Lundbeck A/S	18,583	665,370
Novo Nordisk A/S, Class B	415,681	28,884,465
Novozymes A/S, Class B	50,798	3,063,480
Orsted A/S(b)	42,290	8,061,488
Pandora A/S	26,678	2,585,003
Tryg A/S	45,248	1,414,647
Vestas Wind Systems A/S	51,789	11,284,960

		94,584,988

Egypt — 0.0%
Commercial International Bank Egypt SAE	317,406	1,272,453

Finland — 0.3%
Elisa OYJ	31,088	1,853,693
Fortum OYJ	121,427	2,948,221
Kesko OYJ, Class B	31,602	821,616
Kone OYJ, Class B	76,639	6,044,618
Neste OYJ	110,071	7,793,508
Nokia OYJ(a)	1,389,279	6,690,578
Nordea Bank OYJ Abp(a)	779,262	6,348,742
Orion OYJ, Class B	23,974	1,102,128
Sampo OYJ, Class A	117,646	4,956,748
Stora Enso OYJ, Class R	173,991	3,170,725
UPM-Kymmene OYJ	130,875	4,688,911
Wartsila OYJ Abp	133,201	1,311,761

		47,731,249

France — 2.8%
Accor SA(a)	60,280	2,038,107
Aeroports de Paris(a)	5,652	652,328
Air Liquide SA	114,236	18,736,018
Airbus SE(a)	142,276	14,381,213
Alstom SA(a)	70,317	3,832,306
Amundi SA(a)(b)	12,544	935,718

Security	Shares	Value

France (continued)
Arkema SA	21,832	$2,426,918
Atos SE(a)	29,087	2,243,243
AXA SA	425,681	9,464,025
BioMerieux	10,445	1,617,928
BNP Paribas SA(a)	268,972	12,999,073
Bollore SA	77,745	316,038
Bouygues SA	71,818	2,828,700
Bureau Veritas SA(a)	30,201	795,832
Capgemini SE	42,824	6,217,212
Carrefour SA	156,249	2,655,679
Cie. de Saint-Gobain(a)	128,714	6,423,870
Cie. Generale des Etablissements Michelin SCA	45,894	6,350,679
CNP Assurances(a)	30,641	466,066
Covivio	9,045	745,588
Credit Agricole SA(a)	295,104	3,362,935
Danone SA	143,468	9,579,488
Dassault Systemes SE	26,404	5,284,887
Edenred	72,362	3,935,847
Eiffage SA(a)	15,205	1,384,333
Electricite de France SA(a)	142,744	1,782,754
Engie SA(a)	444,909	6,929,466
EssilorLuxottica SA	68,569	9,746,624
Eurazeo SE(a)	3,235	227,166
Eurofins Scientific SE(a)	30,760	2,958,982
Faurecia SE(a)	12,420	654,111
Gecina SA	5,927	846,804
Getlink SE(a)	162,452	2,510,457
Hermes International	7,743	7,926,314
Iliad SA	4,872	903,534
Ipsen SA	10,773	942,999
Kering SA	18,260	12,014,895
Klepierre SA	37,921	915,415
La Francaise des Jeux SAEM(b)	22,497	968,905
Legrand SA	67,728	6,245,261
L’Oreal SA	60,384	21,281,888
LVMH Moet Hennessy Louis Vuitton SE	67,852	41,076,561
Natixis SA(a)	242,637	920,597
Orange SA	436,910	5,150,902
Orpea(a)	8,431	1,168,706
Pernod Ricard SA	52,080	9,851,449
Publicis Groupe SA	64,548	3,353,212
Remy Cointreau SA	4,015	746,795
Renault SA(a)	54,052	2,314,132
Safran SA(a)	77,741	9,831,989
Sanofi	274,725	25,749,847
Sartorius Stedim Biotech	5,983	2,507,718
Schneider Electric SE	138,930	20,414,674
SCOR SE(a)	31,135	949,430
SEB SA	4,643	885,039
SES SA	92,511	791,237
Societe Generale SA(a)	174,358	3,270,194
Sodexo SA(a)	14,360	1,281,581
STMicroelectronics NV	161,433	6,525,077
Suez SA	104,472	2,151,345
Teleperformance	12,517	4,108,905
Thales SA	20,704	1,865,871
TOTAL SE	601,666	25,506,990
Ubisoft Entertainment SA(a)	24,684	2,471,060
Unibail-Rodamco-Westfield(c)	35,214	2,973,314
Valeo SA	65,573	2,456,858

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Veolia Environnement SA	146,754	$3,933,109
Vinci SA	120,874	11,245,760
Vivendi SA	210,785	6,484,014
Wendel SE	18,244	2,110,073
Worldline SA(a)(b)	57,942	4,931,785

		403,557,830

Germany — 2.2%
adidas AG(a)	45,790	14,575,131
Allianz SE, Registered	98,539	22,329,248
Aroundtown SA	279,398	1,947,031
BASF SE	212,078	16,446,027
Bayer AG, Registered	235,628	14,288,891
Bayerische Motoren Werke AG	82,272	6,997,657
Bechtle AG	6,905	1,468,894
Beiersdorf AG	21,644	2,375,517
Brenntag AG	30,873	2,428,243
Carl Zeiss Meditec AG, Bearer	9,134	1,431,500
Commerzbank AG(a)	301,235	2,005,518
Continental AG	25,768	3,623,617
Covestro AG(b)	54,940	3,748,489
Daimler AG, Registered	207,529	14,653,620
Delivery Hero SE(a)(b)	32,458	4,948,870
Deutsche Bank AG, Registered(a)	479,965	4,880,043
Deutsche Boerse AG	48,582	7,826,353
Deutsche Lufthansa AG, Registered(a)(c)	69,138	894,135
Deutsche Post AG, Registered	241,096	11,953,557
Deutsche Telekom AG, Registered	802,181	14,326,175
Deutsche Wohnen SE	85,874	4,264,942
E.ON SE	534,695	5,671,016
Evonik Industries AG	44,116	1,456,754
Fresenius Medical Care AG & Co. KGaA	52,767	4,282,323
Fresenius SE & Co. KGaA	98,927	4,419,254
GEA Group AG	48,206	1,671,459
Hannover Rueck SE	12,410	1,929,844
HeidelbergCement AG	48,727	3,612,288
HelloFresh SE(a)	38,121	3,232,662
Henkel AG & Co. KGaA	27,026	2,534,776
HOCHTIEF AG	4,167	388,546
Infineon Technologies AG	317,039	12,758,779
KION Group AG	15,807	1,370,392
Knorr-Bremse AG	9,760	1,294,594
LANXESS AG	32,059	2,421,037
LEG Immobilien AG	13,866	1,994,543
Merck KGaA	33,237	5,560,275
MTU Aero Engines AG	13,743	3,205,703
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	33,616	8,935,809
Nemetschek SE	16,569	1,171,547
Puma SE(a)	26,394	2,590,297
RWE AG	150,837	6,498,111
SAP SE	251,995	32,084,387
Scout24 AG(b)	21,865	1,694,770
Siemens AG, Registered	184,490	28,676,076
Siemens Healthineers AG(b)	50,549	2,842,146
Symrise AG	26,945	3,361,934
TeamViewer AG(a)(b)	40,847	2,119,485
Telefonica Deutschland Holding AG	210,293	577,652
Uniper SE	43,737	1,535,633
United Internet AG, Registered(e)	24,593	1,071,128
Vonovia SE	124,448	8,336,720

Security	Shares	Value

Germany (continued)
Zalando SE(a)(b)	40,687	$4,682,070

		321,395,468

Greece — 0.0%
Hellenic Telecommunications Organization SA	28,873	420,934
JUMBO SA	65,225	1,026,182
OPAP SA	23,357	287,169

		1,734,285

Hong Kong — 0.9%
AIA Group Ltd.	2,961,800	35,810,436
ASM Pacific Technology Ltd.	85,200	1,242,753
Bank of East Asia Ltd. (The)	320,000	694,158
BOC Hong Kong Holdings Ltd.	687,000	2,055,547
Budweiser Brewing Co. APAC Ltd.(b)	395,100	1,327,386
CK Asset Holdings Ltd.	581,016	2,918,624
CK Hutchison Holdings Ltd.	583,516	4,041,194
CK Infrastructure Holdings Ltd.	175,500	935,912
CLP Holdings Ltd.	395,500	3,708,203
ESR Cayman Ltd.(a)(b)	416,400	1,487,555
Galaxy Entertainment Group Ltd.	522,000	3,958,498
Hang Lung Properties Ltd.	652,000	1,740,606
Hang Seng Bank Ltd.(c)	186,100	3,367,338
Henderson Land Development Co. Ltd.	299,003	1,222,411
HK Electric Investments & HK Electric Investments Ltd.	799,000	789,329
HKT Trust & HKT Ltd.	848,000	1,117,711
Hong Kong & China Gas Co. Ltd.	2,859,896	4,108,829
Hong Kong Exchanges & Clearing Ltd.	295,000	18,923,889
Hongkong Land Holdings Ltd.	278,500	1,289,455
Jardine Matheson Holdings Ltd.	45,400	2,624,120
Jardine Strategic Holdings Ltd.	77,900	2,024,621
Link REIT	500,900	4,373,431
Melco Resorts & Entertainment Ltd., ADR	68,549	1,096,099
MTR Corp. Ltd.	336,500	1,959,411
New World Development Co. Ltd.	483,916	2,249,872
Power Assets Holdings Ltd.	358,000	1,906,846
Sands China Ltd.	681,600	2,711,861
Sino Land Co. Ltd.	550,000	766,071
SJM Holdings Ltd.	681,000	732,480
Sun Hung Kai Properties Ltd.	286,000	3,909,800
Swire Pacific Ltd., Class A	107,000	669,970
Swire Properties Ltd.	186,000	540,931
Techtronic Industries Co. Ltd.	397,000	5,980,203
WH Group Ltd.(b)	2,653,500	2,155,968
Wharf Real Estate Investment Co. Ltd.(c)	510,200	2,707,652
Wynn Macau Ltd.(a)	378,000	600,600
Xinyi Glass Holdings Ltd.	476,000	1,154,111

		128,903,881

Hungary — 0.0%
MOL Hungarian Oil & Gas PLC(a)	49,162	371,484
OTP Bank Nyrt(a)	64,333	2,956,140
Richter Gedeon Nyrt	13,439	380,810

		3,708,434

India — 0.3%
Adani Green Energy Ltd.(a)	251,102	3,458,503
Asian Paints Ltd.	104,665	3,453,471
Bajaj Finance Ltd.	64,197	4,165,898
Hindustan Unilever Ltd.	97,946	3,039,199
Housing Development Finance Corp. Ltd.	144,263	4,701,598
ICICI Bank Ltd.(a)	506,687	3,729,316

16	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Infosys Ltd.	253,581	$4,306,463
Kotak Mahindra Bank Ltd.(a)	223,382	5,244,548
Reliance Industries Ltd.	178,472	4,505,709
Tata Consultancy Services Ltd.	99,018	4,222,583

		40,827,288

Indonesia — 0.2%
Adaro Energy Tbk PT	2,485,000	212,545
Astra International Tbk PT	6,285,500	2,732,826
Bank Central Asia Tbk PT	2,202,700	5,306,576
Bank Mandiri Persero Tbk PT	4,099,314	1,921,097
Bank Negara Indonesia Persero Tbk PT	2,646,488	1,046,900
Bank Rakyat Indonesia Persero Tbk PT	12,776,800	3,806,630
Barito Pacific Tbk PT(a)	7,198,900	454,100
Charoen Pokphand Indonesia Tbk PT	2,171,245	889,855
Gudang Garam Tbk PT(a)	96,100	258,401
Indah Kiat Pulp & Paper Corp. Tbk PT	638,200	586,798
Indocement Tunggal Prakarsa Tbk PT	685,700	653,688
Indofood Sukses Makmur Tbk PT	2,321,500	1,001,074
Kalbe Farma Tbk PT	8,382,500	875,293
Perusahaan Gas Negara Tbk PT	1,633,200	156,568
Semen Indonesia Persero Tbk PT	1,202,200	908,291
Telkom Indonesia Persero Tbk PT	9,643,100	2,137,565
Unilever Indonesia Tbk PT	2,645,000	1,305,533
United Tractors Tbk PT	659,406	1,073,944

		25,327,684

Ireland — 0.5%
CRH PLC(a)	218,001	9,105,523
Flutter Entertainment PLC(a)	35,662	6,665,669
Horizon Therapeutics PLC(a)	45,733	3,314,728
Kerry Group PLC, Class A	48,436	6,584,744
Kingspan Group PLC(a)	20,327	1,382,935
Linde PLC	127,911	31,389,359
Smurfit Kappa Group PLC	78,148	3,767,299
STERIS PLC	19,145	3,582,221
Trane Technologies PLC	59,211	8,487,897

		74,280,375

Israel — 0.2%
Azrieli Group Ltd.	8,478	522,870
Bank Hapoalim BM(a)	207,863	1,485,053
Bank Leumi Le-Israel BM	195,332	1,222,577
Check Point Software Technologies Ltd.(a)(c)	25,640	3,275,253
CyberArk Software Ltd.(a)	11,707	1,876,047
Elbit Systems Ltd.(c)	6,320	881,824
ICL Group Ltd.	310,072	1,671,869
Isracard Ltd.	1	4
Israel Discount Bank Ltd., Class A	219,728	863,402
Mizrahi Tefahot Bank Ltd.	65,844	1,553,776
Nice Ltd.(a)	18,166	4,714,408
Teva Pharmaceutical Industries Ltd., ADR(a)(c)	277,422	3,268,031
Wix.com Ltd.(a)(c)	13,245	3,272,177

		24,607,291

Italy — 0.5%
Amplifon SpA(a)	24,864	988,684
Assicurazioni Generali SpA(a)	252,999	4,330,822
Atlantia SpA(a)	138,174	2,199,905
CNH Industrial NV(a)	296,770	3,805,562
DiaSorin SpA	6,188	1,357,715
Enel SpA	1,937,740	19,282,927
Eni SpA	591,447	6,001,321

Security	Shares	Value

Italy (continued)
Ferrari NV	30,827	$6,451,059
Infrastrutture Wireless Italiane SpA(b)	42,985	462,952
Intesa Sanpaolo SpA(a)	3,533,080	7,748,530
Mediobanca Banca di Credito Finanziario SpA(a)	298,482	2,670,376
Moncler SpA(a)	41,448	2,347,055
Nexi SpA(a)(b)	122,269	2,176,179
Poste Italiane SpA(b)	103,000	1,010,588
Prysmian SpA	53,729	1,738,936
Recordati Industria Chimica e Farmaceutica SpA	45,219	2,346,890
Snam SpA	579,394	3,046,504
Telecom Italia SpA/Milano	3,027,640	1,299,904
Tenaris SA	187,556	1,465,151
Terna Rete Elettrica Nazionale SpA	508,746	3,704,745
UniCredit SpA(a)	492,005	4,517,098

		78,952,903

Japan — 6.7%
ABC-Mart Inc.	9,400	534,218
Acom Co. Ltd.	180,400	792,626
Advantest Corp.	48,600	3,848,264
Aeon Co. Ltd.	158,200	4,950,219
AGC Inc.	35,100	1,216,992
Air Water Inc.	46,800	756,793
Aisin Seiki Co. Ltd.	47,900	1,466,350
Ajinomoto Co. Inc.	109,400	2,584,137
Alfresa Holdings Corp.	47,800	951,937
Amada Co. Ltd.	66,200	742,968
Asahi Group Holdings Ltd.	111,300	4,477,727
Asahi Intecc Co. Ltd.	53,900	1,771,011
Asahi Kasei Corp.	344,700	3,834,024
Astellas Pharma Inc.	437,300	7,069,394
Bandai Namco Holdings Inc.	49,000	4,184,622
Bridgestone Corp.	148,800	5,497,477
Brother Industries Ltd.	65,800	1,461,873
Calbee Inc.	21,500	635,584
Canon Inc.	240,300	5,266,425
Casio Computer Co. Ltd.	52,500	927,695
Central Japan Railway Co.	35,100	4,961,842
Chubu Electric Power Co. Inc.	142,000	1,738,125
Chugai Pharmaceutical Co. Ltd.	168,300	8,796,386
Chugoku Electric Power Co. Inc. (The)	61,100	752,260
Coca-Cola Bottlers Japan Holdings Inc.	26,800	405,731
Concordia Financial Group Ltd.	486,500	1,761,149
Cosmos Pharmaceutical Corp.	6,400	976,857
CyberAgent Inc.	26,300	1,650,423
Dai Nippon Printing Co. Ltd.	66,800	1,148,479
Daifuku Co. Ltd.	24,000	2,734,801
Dai-ichi Life Holdings Inc.	269,600	4,084,107
Daiichi Sankyo Co. Ltd.	416,400	13,383,504
Daikin Industries Ltd.	62,400	13,174,956
Daito Trust Construction Co. Ltd.	17,200	1,789,083
Daiwa House Industry Co. Ltd.	132,300	3,746,152
Daiwa House REIT Investment Corp.	662	1,778,696
Daiwa Securities Group Inc.	352,000	1,671,660
Denso Corp.	114,500	6,350,843
Dentsu Group Inc.	51,700	1,636,998
Disco Corp.	6,300	2,048,952
East Japan Railway Co.	72,500	4,771,240
Eisai Co. Ltd.	61,900	4,518,857
ENEOS Holdings Inc.	754,980	3,055,399
FANUC Corp.	46,400	12,127,953

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Fast Retailing Co. Ltd.	14,200	$12,182,473
Fuji Electric Co. Ltd.	26,500	1,054,229
FUJIFILM Holdings Corp.	92,200	5,272,471
Fujitsu Ltd.	47,300	7,237,652
Fukuoka Financial Group Inc.	32,200	576,060
GLP J-REIT	1,022	1,638,011
GMO Payment Gateway Inc.	11,900	1,700,406
Hakuhodo DY Holdings Inc.	44,900	649,301
Hamamatsu Photonics KK	39,300	2,278,533
Hankyu Hanshin Holdings Inc.	58,700	1,892,282
Hikari Tsushin Inc.	6,100	1,280,071
Hirose Electric Co. Ltd.	9,400	1,473,365
Hisamitsu Pharmaceutical Co. Inc.	15,300	914,829
Hitachi Ltd.	239,400	9,846,281
Hitachi Metals Ltd.	58,100	926,204
Honda Motor Co. Ltd.	402,300	10,622,841
Hoshizaki Corp.	14,200	1,255,953
Hoya Corp.	92,300	11,809,146
Hulic Co. Ltd.	60,600	685,328
Idemitsu Kosan Co. Ltd.	51,900	1,216,511
Iida Group Holdings Co. Ltd.	36,200	797,683
Inpex Corp.	280,200	1,619,189
Isuzu Motors Ltd.	123,400	1,178,662
Ito En Ltd.	17,600	1,097,741
ITOCHU Corp.	332,500	9,519,736
Itochu Techno-Solutions Corp.	36,000	1,268,828
Japan Airport Terminal Co. Ltd.	16,000	840,537
Japan Exchange Group Inc.	126,900	2,963,566
Japan Post Bank Co. Ltd.	67,500	582,836
Japan Post Holdings Co. Ltd.	340,000	2,701,619
Japan Post Insurance Co. Ltd.	51,800	1,015,764
Japan Real Estate Investment Corp.	283	1,721,868
Japan Retail Fund Investment Corp.	645	1,219,829
Japan Tobacco Inc.	286,700	5,689,090
JFE Holdings Inc.(a)	138,100	1,199,034
JSR Corp.	47,100	1,437,361
Kajima Corp.	77,700	1,039,760
Kakaku.com Inc.	34,800	1,007,154
Kansai Electric Power Co. Inc. (The)	194,900	1,908,138
Kansai Paint Co. Ltd.	48,100	1,417,341
Kao Corp.	113,900	8,264,944
KDDI Corp.	381,500	11,219,624
Keihan Holdings Co. Ltd.	29,200	1,328,984
Keikyu Corp.	70,300	1,125,391
Keio Corp.	26,500	1,936,339
Keisei Electric Railway Co. Ltd.	35,800	1,212,197
Keyence Corp.	44,600	23,915,602
Kikkoman Corp.	36,900	2,601,098
Kintetsu Group Holdings Co. Ltd.	48,700	2,042,055
Kirin Holdings Co. Ltd.	207,200	4,445,018
Kobayashi Pharmaceutical Co. Ltd.	12,200	1,372,711
Kobe Bussan Co. Ltd.	39,600	1,099,170
Koito Manufacturing Co. Ltd.	23,600	1,517,054
Komatsu Ltd.	230,300	6,296,707
Konami Holdings Corp.	24,000	1,467,119
Kose Corp.	7,600	1,221,720
Kubota Corp.	263,000	5,775,223
Kuraray Co. Ltd.	63,300	677,167
Kyocera Corp.	75,300	4,818,136
Kyowa Kirin Co. Ltd.	78,400	2,321,410

Security	Shares	Value

Japan (continued)
Kyushu Electric Power Co. Inc.	117,300	$1,085,665
Kyushu Railway Co.	44,000	922,489
Lasertec Corp.	20,600	2,764,506
Lawson Inc.	8,700	422,141
Lion Corp.	64,600	1,479,022
Lixil Corp.	59,000	1,375,605
M3 Inc.	108,800	9,156,472
Makita Corp.	51,500	2,454,606
Marubeni Corp.	441,000	2,924,555
Marui Group Co. Ltd.	45,400	810,041
Mazda Motor Corp.	222,300	1,579,743
McDonald’s Holdings Co. Japan Ltd.	15,900	774,536
Medipal Holdings Corp.	28,300	578,732
MEIJI Holdings Co. Ltd.	27,900	1,902,727
Mercari Inc.(a)	29,600	1,424,939
MINEBEA MITSUMI Inc.	97,900	2,168,490
MISUMI Group Inc.	81,200	2,640,871
Mitsubishi Chemical Holdings Corp.	424,400	2,895,949
Mitsubishi Corp.	325,500	8,231,160
Mitsubishi Electric Corp.	443,900	6,760,576
Mitsubishi Estate Co. Ltd.	277,500	4,378,719
Mitsubishi Gas Chemical Co. Inc.	41,400	945,088
Mitsubishi Heavy Industries Ltd.	75,700	2,167,712
Mitsubishi UFJ Financial Group Inc.	2,804,100	12,569,503
Mitsui & Co. Ltd.	413,700	7,652,037
Mitsui Chemicals Inc.	44,100	1,262,407
Mitsui Fudosan Co. Ltd.	205,900	4,166,380
Miura Co. Ltd.	23,800	1,352,596
Mizuho Financial Group Inc.	550,590	7,249,518
MonotaRO Co. Ltd.	35,600	1,785,186
MS&AD Insurance Group Holdings Inc.	117,900	3,382,889
Murata Manufacturing Co. Ltd.	142,100	13,647,409
Nabtesco Corp.	21,000	939,730
Nagoya Railroad Co. Ltd.	53,900	1,369,445
NEC Corp.	61,100	3,326,520
Nexon Co. Ltd.	104,900	3,191,236
NGK Insulators Ltd.	44,100	769,997
NGK Spark Plug Co. Ltd.	29,200	541,634
NH Foods Ltd.	18,400	787,354
Nidec Corp.	109,500	14,485,649
Nihon M&A Center Inc.	35,300	2,049,993
Nintendo Co. Ltd.	26,700	15,449,506
Nippon Building Fund Inc.	386	2,330,121
Nippon Express Co. Ltd.	16,900	1,147,705
Nippon Paint Holdings Co. Ltd.	35,900	3,230,126
Nippon Prologis REIT Inc.	552	1,800,544
Nippon Sanso Holdings Corp.	39,600	761,778
Nippon Shinyaku Co. Ltd.	12,400	913,167
Nippon Steel Corp.(a)	213,934	2,466,387
Nippon Telegraph & Telephone Corp.	307,600	7,691,836
Nippon Yusen KK	19,300	443,534
Nissan Chemical Corp.	31,600	1,798,902
Nissan Motor Co. Ltd.(a)	548,600	2,788,195
Nisshin Seifun Group Inc.	47,000	791,002
Nissin Foods Holdings Co. Ltd.	16,300	1,408,998
Nitori Holdings Co. Ltd.	19,400	3,852,390
Nitto Denko Corp.	39,100	3,536,721
Nomura Holdings Inc.	808,600	4,260,993
Nomura Real Estate Holdings Inc.	20,400	454,784
Nomura Real Estate Master Fund Inc.	1,068	1,620,948

18	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Nomura Research Institute Ltd.	85,300	$2,880,133
NSK Ltd.	52,000	470,357
NTT Data Corp.	161,100	2,311,211
Obayashi Corp.	125,200	1,047,569
Obic Co. Ltd.	16,900	3,173,542
Odakyu Electric Railway Co. Ltd.	76,600	2,220,555
Oji Holdings Corp.	189,200	1,142,121
Olympus Corp.	289,000	5,215,774
Omron Corp.	41,500	3,662,639
Ono Pharmaceutical Co. Ltd.	101,300	3,023,664
Oracle Corp. Japan	13,700	1,616,075
Oriental Land Co. Ltd.	47,900	7,480,443
ORIX Corp.	329,400	5,270,022
Orix JREIT Inc.	695	1,163,035
Osaka Gas Co. Ltd.	85,700	1,582,292
Otsuka Corp.	30,000	1,510,101
Otsuka Holdings Co. Ltd.	99,400	4,236,332
Pan Pacific International Holdings Corp.	104,900	2,354,601
Panasonic Corp.	551,600	7,120,564
PeptiDream Inc.(a)	27,400	1,599,064
Persol Holdings Co. Ltd.	44,000	823,306
Pigeon Corp.	28,200	1,268,657
Pola Orbis Holdings Inc.	18,200	363,844
Rakuten Inc.(a)	222,800	2,189,801
Recruit Holdings Co. Ltd.	321,900	13,965,039
Renesas Electronics Corp.(a)	200,600	2,299,250
Resona Holdings Inc.	519,900	1,802,605
Ricoh Co. Ltd.	166,700	1,257,873
Rinnai Corp.	7,700	804,604
Rohm Co. Ltd.	24,500	2,482,879
Ryohin Keikaku Co. Ltd.	56,100	1,340,141
Santen Pharmaceutical Co. Ltd.	106,500	1,760,843
SBI Holdings Inc.	60,730	1,512,812
SCSK Corp.	12,400	689,317
Secom Co. Ltd.	48,500	4,390,224
Sega Sammy Holdings Inc.	37,300	593,907
Seibu Holdings Inc.	64,800	595,421
Seiko Epson Corp.	72,500	1,227,781
Sekisui Chemical Co. Ltd.	73,700	1,326,241
Sekisui House Ltd.	151,400	2,919,687
Seven & i Holdings Co. Ltd.	181,100	6,851,684
SG Holdings Co. Ltd.	78,400	2,015,133
Sharp Corp.	53,700	1,115,085
Shimadzu Corp.	60,900	2,318,033
Shimamura Co. Ltd.	5,100	565,070
Shimano Inc.	17,900	4,206,786
Shimizu Corp.	141,500	996,089
Shin-Etsu Chemical Co. Ltd.	85,100	14,773,318
Shinsei Bank Ltd.	33,100	406,577
Shionogi & Co. Ltd.	63,100	3,423,354
Shiseido Co. Ltd.	95,200	6,173,292
Shizuoka Bank Ltd. (The)	62,300	452,247
SMC Corp.	14,000	8,472,611
Softbank Corp.	681,900	8,968,683
SoftBank Group Corp.	379,700	29,405,488
Sohgo Security Services Co. Ltd.	17,500	860,834
Sompo Holdings Inc.	86,600	3,446,795
Sony Corp.	306,900	29,460,289
Square Enix Holdings Co. Ltd.	24,600	1,414,509
Stanley Electric Co. Ltd.	26,800	837,060

Security	Shares	Value

Japan (continued)
Subaru Corp.	155,100	$2,971,781
SUMCO Corp.	57,700	1,215,781
Sumitomo Chemical Co. Ltd.	587,300	2,765,547
Sumitomo Corp.	307,300	4,071,112
Sumitomo Dainippon Pharma Co. Ltd.	58,600	949,847
Sumitomo Electric Industries Ltd.	185,000	2,460,600
Sumitomo Metal Mining Co. Ltd.	42,400	1,840,256
Sumitomo Mitsui Financial Group Inc.	300,700	9,320,135
Sumitomo Mitsui Trust Holdings Inc.	79,208	2,369,544
Sumitomo Realty & Development Co. Ltd.	73,100	2,205,673
Sundrug Co. Ltd.	16,800	666,737
Suntory Beverage & Food Ltd.	32,400	1,131,114
Suzuken Co. Ltd.	14,800	572,520
Suzuki Motor Corp.	90,800	4,083,160
Sysmex Corp.	40,500	4,732,962
T&D Holdings Inc.	181,800	2,106,341
Taiheiyo Cement Corp.	23,500	584,049
Taisei Corp.	36,700	1,186,585
Takeda Pharmaceutical Co. Ltd.	385,634	13,621,229
TDK Corp.	31,600	5,094,876
Terumo Corp.	160,600	6,235,627
THK Co. Ltd.	23,900	757,897
TIS Inc.	55,100	1,226,257
Tobu Railway Co. Ltd.	52,000	1,463,718
Toho Co. Ltd.	31,200	1,205,444
Toho Gas Co. Ltd.	18,600	1,092,602
Tohoku Electric Power Co. Inc.	120,300	1,030,700
Tokio Marine Holdings Inc.	156,000	7,648,388
Tokyo Century Corp.	11,300	913,110
Tokyo Electric Power Co. Holdings Inc.(a)	484,700	1,856,485
Tokyo Electron Ltd.	36,700	13,955,079
Tokyo Gas Co. Ltd.	95,400	2,086,234
Tokyu Corp.	139,600	1,637,412
Tokyu Fudosan Holdings Corp.	107,300	605,705
Toppan Printing Co. Ltd.	58,900	837,129
Toray Industries Inc.	363,200	2,363,168
Toshiba Corp.	94,300	3,075,930
Tosoh Corp.	45,400	779,686
TOTO Ltd.	35,400	1,957,744
Toyo Suisan Kaisha Ltd.	21,900	1,079,364
Toyota Industries Corp.	33,500	2,633,411
Toyota Motor Corp.	507,400	35,379,149
Toyota Tsusho Corp.	39,100	1,525,608
Trend Micro Inc.(a)	36,700	2,012,111
Tsuruha Holdings Inc.	10,000	1,329,576
Unicharm Corp.	96,900	4,350,064
United Urban Investment Corp.	705	958,226
USS Co. Ltd.	91,500	1,800,373
Welcia Holdings Co. Ltd.	28,700	975,901
West Japan Railway Co.	41,700	2,214,547
Yakult Honsha Co. Ltd.	31,800	1,621,969
Yamada Holdings Co. Ltd.	173,700	884,303
Yamaha Corp.	35,800	2,014,060
Yamaha Motor Co. Ltd.	44,000	966,617
Yamato Holdings Co. Ltd.	77,900	1,935,316
Yamazaki Baking Co. Ltd.	28,500	524,022
Yaskawa Electric Corp.	58,600	3,000,105
Yokogawa Electric Corp.	58,400	1,257,863
Z Holdings Corp.	634,100	3,939,239

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
ZOZO Inc.	33,600	$941,294

		963,430,150

Jersey — 0.0%
Novocure Ltd.(a)	18,273	2,941,222

Kuwait — 0.1%
Agility Public Warehousing Co. KSC	673,891	1,666,923
Boubyan Bank KSCP	889,171	1,685,549
Gulf Bank KSCP	1,253,167	910,491
Kuwait Finance House KSCP	208,784	493,001
Mabanee Co. KPSC	299,968	699,397
Mobile Telecommunications Co. KSC	1,149,494	2,403,004
National Bank of Kuwait SAKP	1,100,730	3,173,505

		11,031,870

Malaysia — 0.2%
Axiata Group Bhd	352,300	290,206
CIMB Group Holdings Bhd	1,517,600	1,441,579
Dialog Group Bhd	1,474,100	1,108,538
DiGi.Com Bhd	1,524,200	1,428,996
Gamuda Bhd	241,700	197,306
Genting Bhd	1,036,000	1,019,983
Genting Malaysia Bhd	423,900	257,958
Genting Plantations Bhd	631,100	1,515,889
Hartalega Holdings Bhd(c)	480,900	1,529,839
Hong Leong Bank Bhd	238,300	1,017,454
Hong Leong Financial Group Bhd	373,600	1,511,960
IHH Healthcare Bhd	1,155,600	1,460,759
Kossan Rubber Industries(c)	341,200	375,594
Malayan Banking Bhd	381,300	736,661
Malaysia Airports Holdings Bhd	429,300	547,975
Maxis Bhd(c)	1,040,500	1,227,751
MISC Bhd	338,100	498,473
Petronas Chemicals Group Bhd	600,100	996,084
Petronas Gas Bhd	396,500	1,573,249
PPB Group Bhd	143,100	654,879
Press Metal Aluminium Holdings Bhd	644,100	1,273,064
Public Bank Bhd	2,923,350	3,030,015
Supermax Corp. Bhd(a)(c)	443,142	745,421
Telekom Malaysia Bhd	377,200	592,510
Tenaga Nasional Bhd	580,400	1,385,494
Top Glove Corp. Bhd(c)	1,181,200	1,969,397

		28,387,034

Mexico — 0.2%
Alfa SAB de CV, Class A	1,175,700	749,946
America Movil SAB de CV, Series L, NVS	7,896,200	5,337,407
Cemex SAB de CV, CPO, NVS(a)	5,280,654	3,070,709
Coca-Cola Femsa SAB de CV	43,900	193,022
Fibra Uno Administracion SA de CV	573,900	649,570
Fomento Economico Mexicano SAB de CV	518,800	3,583,769
Gruma SAB de CV, Class B	30,495	339,368
Grupo Aeroportuario del Pacifico SAB de CV, Class B(a)	89,300	912,274
Grupo Aeroportuario del Sureste SAB de CV, Class B(a)	45,435	724,610
Grupo Bimbo SAB de CV, Series A	317,800	605,318
Grupo Carso SAB de CV, Series A1(a)	21,000	53,571
Grupo Financiero Banorte SAB de CV, Class O(a)	673,500	3,382,570
Grupo Financiero Inbursa SAB de CV, Class O(a)	100	90
Grupo Mexico SAB de CV, Series B	995,428	4,323,604

Security	Shares	Value

Mexico (continued)
Grupo Televisa SAB, CPO(a)	711,100	$1,089,672
Industrias Penoles SAB de CV	32,305	490,002
Infraestructura Energetica Nova SAB de CV(a)	73,100	270,589
Kimberly-Clark de Mexico SAB de CV, Class A	259,300	459,146
Megacable Holdings SAB de CV, CPO	7,100	26,022
Orbia Advance Corp. SAB de CV	543,323	1,186,937
Wal-Mart de Mexico SAB de CV	1,288,800	3,718,520

		31,166,716

Netherlands — 1.3%
ABN AMRO Bank NV, CVA(a)(b)	106,174	1,110,611
Adyen NV(a)(b)	4,535	9,473,708
Aegon NV	593,857	2,454,464
Akzo Nobel NV	49,726	5,064,952
ArcelorMittal SA(a)(c)	187,565	4,111,280
Argenx SE(a)	8,855	2,594,815
ASML Holding NV	103,712	55,370,573
Davide Campari-Milano NV	245,898	2,651,629
EXOR NV	19,468	1,451,740
Heineken Holding NV	12,299	1,084,793
Heineken NV	64,197	6,702,713
ING Groep NV(a)	900,494	8,068,325
Just Eat Takeaway.com NV(a)(b)	31,856	3,660,421
Koninklijke Ahold Delhaize NV	266,160	7,628,010
Koninklijke DSM NV	43,623	7,631,652
Koninklijke KPN NV	917,553	2,871,558
Koninklijke Philips NV(a)	217,808	11,895,765
Koninklijke Vopak NV	20,826	1,054,820
NN Group NV	86,059	3,586,171
NXP Semiconductors NV	70,147	11,256,489
Prosus NV	119,443	13,904,565
QIAGEN NV(a)	55,502	3,012,070
Randstad NV(a)	21,540	1,346,654
Stellantis NV	281,440	4,284,276
Stellantis NV New(a)	202,474	3,078,265
Wolters Kluwer NV	69,936	5,815,022

		181,165,341

New Zealand — 0.1%
a2 Milk Co. Ltd. (The)(a)	205,730	1,711,031
Auckland International Airport Ltd.(a)	447,483	2,402,632
Fisher & Paykel Healthcare Corp. Ltd.	155,847	3,890,728
Meridian Energy Ltd.	230,069	1,185,547
Ryman Healthcare Ltd.	88,717	994,881
Spark New Zealand Ltd.	261,830	905,764
Xero Ltd.(a)	6,998	697,407

		11,787,990

Norway — 0.2%
Adevinta ASA(a)	59,636	891,094
DNB ASA(a)	229,120	4,499,115
Equinor ASA	249,456	4,516,367
Gjensidige Forsikring ASA	33,914	785,106
Mowi ASA	90,051	2,000,969
Norsk Hydro ASA	277,273	1,235,790
Orkla ASA	225,836	2,202,660
Schibsted ASA, Class B(a)	30,883	1,000,914
Telenor ASA	185,692	3,084,029
Yara International ASA	52,576	2,461,921

		22,677,965

Pakistan — 0.0%
Habib Bank Ltd.	139,963	124,278

20	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pakistan (continued)
MCB Bank Ltd.	238,283	$286,624
Oil & Gas Development Co. Ltd.	354,943	237,116

		648,018

Peru — 0.0%
Cia. de Minas Buenaventura SAA, ADR(a)	66,728	679,291
Credicorp Ltd.	16,930	2,545,087
Southern Copper Corp.	13,652	906,629

		4,131,007

Philippines — 0.1%
Aboitiz Equity Ventures Inc.	765,930	634,067
Aboitiz Power Corp.	710,200	354,531
Ayala Corp.	51,850	830,428
Ayala Land Inc.	2,274,500	1,783,569
Bank of the Philippine Islands	655,824	1,083,787
BDO Unibank Inc.	965,965	2,023,268
GT Capital Holdings Inc.	7,390	82,082
JG Summit Holdings Inc.	392,689	496,609
Jollibee Foods Corp.	232,660	859,947
Metropolitan Bank & Trust Co.	469,150	439,124
PLDT Inc.	16,515	451,031
SM Investments Corp.	26,555	544,058
SM Prime Holdings Inc.	3,754,225	2,756,498

		12,338,999

Poland — 0.1%
Allegro.eu SA(a)(b)	45,729	903,674
Bank Polska Kasa Opieki SA(a)	54,750	937,684
CD Projekt SA(a)	16,970	1,392,513
Cyfrowy Polsat SA	187,533	1,539,855
Dino Polska SA(a)(b)(c)	9,145	646,163
KGHM Polska Miedz SA(a)(c)	49,673	2,516,137
Orange Polska SA(a)	25,646	45,268
Polski Koncern Naftowy ORLEN SA	68,905	1,037,831
Polskie Gornictwo Naftowe i Gazownictwo SA	332,360	504,167
Powszechna Kasa Oszczednosci Bank Polski SA(a)	262,094	2,035,107
Powszechny Zaklad Ubezpieczen SA(a)	117,028	938,590

		12,496,989

Portugal — 0.1%
Banco Espirito Santo SA, Registered(a)(d)	3	0	(f)
EDP - Energias de Portugal SA	861,631	5,414,026
Galp Energia SGPS SA	98,020	986,496
Jeronimo Martins SGPS SA	75,359	1,233,686

		7,634,208

Qatar — 0.1%
Industries Qatar QSC	354,590	1,168,073
Masraf Al Rayan QSC	3,121,359	3,745,972
Mesaieed Petrochemical Holding Co.	994,035	551,366
Ooredoo QPSC	548,113	1,248,163
Qatar Islamic Bank SAQ	168,878	766,368
Qatar National Bank QPSC	1,024,964	5,046,365

		12,526,307

Russia — 0.4%
Alrosa PJSC	279,410	369,951
Gazprom PJSC	2,809,650	7,984,625
Inter RAO UES PJSC	13,198,000	918,255
LUKOIL PJSC	105,660	7,563,482
Magnit PJSC, GDR(e)	83,768	1,249,819
MMC Norilsk Nickel PJSC	16,715	5,432,051
Mobile TeleSystems PJSC, ADR	194,727	1,752,543

Security	Shares	Value

Russia (continued)
Moscow Exchange MICEX-RTS PJSC	490,370	$1,021,612
Novatek PJSC, GDR(e)	24,906	4,174,246
Novolipetskiy Metallurgicheskiy Kombinat PAO	316,690	882,779
PhosAgro PJSC, GDR(e)	85,017	1,333,067
Polymetal International PLC	53,027	1,152,809
Polyus PJSC	9,842	1,878,312
Rosneft Oil Co. PJSC	352,530	2,220,289
Sberbank of Russia PJSC	2,315,650	7,931,148
Severstal PAO	34,238	572,761
Surgutneftegas PJSC	3,281,110	1,461,375
Tatneft PJSC, ADR	56,289	2,193,019
X5 Retail Group NV, GDR(e)	24,002	861,456
Yandex NV, Class A(a)	51,696	3,279,053

		54,232,652

Saudi Arabia — 0.3%
Al Rajhi Bank	272,131	5,296,424
Alinma Bank(a)	815,014	3,550,578
Almarai Co.	103,080	1,484,055
Arab National Bank	99,803	541,223
Bank AlBilad	20,845	154,222
Bank Al-Jazira	862,055	3,111,971
Banque Saudi Fransi	226,060	2,028,106
Co for Cooperative Insurance (The)(a)	9,835	207,674
Dar Al Arkan Real Estate Development Co.(a)	53,182	122,081
Etihad Etisalat Co.(a)	113,443	868,044
National Commercial Bank	267,051	3,068,692
Riyad Bank	466,039	2,651,542
SABIC Agri-Nutrients Co.	98,664	2,441,117
Sahara International Petrochemical Co.	57,299	281,091
Samba Financial Group	414,491	3,331,841
Saudi Arabian Mining Co.(a)	65,420	734,302
Saudi Arabian Oil Co.(b)	361,602	3,350,175
Saudi Basic Industries Corp.	187,463	5,127,962
Saudi British Bank (The)	119,329	852,634
Saudi Cement Co.	10,209	179,643
Saudi Electricity Co.	414,539	2,453,580
Saudi Kayan Petrochemical Co.(a)	113,631	437,468
Saudi Telecom Co.	140,360	4,236,153
Savola Group (The)	56,665	595,997
Yanbu National Petrochemical Co.	23,046	393,240

		47,499,815

Singapore — 0.3%
Ascendas REIT	1,237,779	2,872,699
BOC Aviation Ltd.(b)	70,100	572,726
CapitaLand Integrated Commercial Trust	1,706,912	2,752,462
CapitaLand Ltd.	1,598,500	3,866,464
City Developments Ltd.	111,500	606,608
DBS Group Holdings Ltd.	377,100	7,154,983
Genting Singapore Ltd.	2,391,100	1,540,495
Keppel Corp. Ltd.(c)	534,700	2,018,572
Mapletree Commercial Trust	498,900	778,180
Mapletree Logistics Trust(c)	553,504	825,814
Oversea-Chinese Banking Corp. Ltd.(c)	619,500	4,817,452
Singapore Airlines Ltd.(a)(c)	243,000	752,566
Singapore Exchange Ltd.	64,300	479,670
Singapore Technologies Engineering Ltd.(c)	214,600	599,929
Singapore Telecommunications Ltd.	1,665,700	2,962,137
Suntec REIT(c)	300,000	361,691
United Overseas Bank Ltd.	228,800	4,030,852

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Singapore (continued)
UOL Group Ltd.	72,600	$400,446
Venture Corp. Ltd.	76,800	1,148,152
Wilmar International Ltd.	425,000	1,687,703

		40,229,601

South Africa — 0.5%
Absa Group Ltd.	87,517	664,263
Anglo American Platinum Ltd.	13,035	1,314,342
AngloGold Ashanti Ltd.	95,519	2,294,931
Aspen Pharmacare Holdings Ltd.(a)	90,808	863,166
Bid Corp. Ltd.	114,435	1,920,060
Bidvest Group Ltd. (The)	25,900	269,900
Capitec Bank Holdings Ltd.(a)	22,746	2,096,002
Clicks Group Ltd.	39,154	646,389
Discovery Ltd.(c)	50,165	428,648
Exxaro Resources Ltd.	25,271	253,507
FirstRand Ltd.	960,899	3,050,108
Gold Fields Ltd.	247,230	2,444,789
Growthpoint Properties Ltd.	1,602,148	1,290,021
Harmony Gold Mining Co. Ltd.(a)	118,138	547,583
Impala Platinum Holdings Ltd.	204,446	2,813,959
Kumba Iron Ore Ltd.	12,480	504,274
Mr. Price Group Ltd.	97,596	1,120,838
MTN Group Ltd.	434,565	1,807,259
MultiChoice Group	149,946	1,284,839
Naspers Ltd., Class N	106,522	24,612,756
Nedbank Group Ltd.	123,680	1,005,627
NEPI Rockcastle PLC	95,819	582,457
Northam Platinum Ltd.(a)	97,343	1,228,388
Old Mutual Ltd.	1,531,404	1,320,553
Reinet Investments SCA	31,273	550,313
Remgro Ltd.	50,944	340,134
Sanlam Ltd.	772,001	2,957,222
Sasol Ltd.(a)	154,805	1,696,813
Shoprite Holdings Ltd.	85,450	795,433
Sibanye Stillwater Ltd.	565,639	2,215,208
Standard Bank Group Ltd.	317,179	2,652,904
Tiger Brands Ltd.	25,994	344,100
Vodacom Group Ltd.	119,982	986,559
Woolworths Holdings Ltd.	346,029	1,032,857

		67,936,202

South Korea — 1.7%
Alteogen Inc.(a)	5,224	621,593
Amorepacific Corp.	9,293	1,852,618
AMOREPACIFIC Group	10,869	572,308
BGF retail Co. Ltd.	4,169	633,587
Celltrion Healthcare Co. Ltd.(a)	19,178	2,463,686
Celltrion Inc.(a)	23,578	6,829,315
CJ CheilJedang Corp.	3,548	1,351,196
CJ Corp.	11,637	978,939
CJ ENM Co. Ltd.	6,068	829,427
CJ Logistics Corp.(a)	999	150,038
Coway Co. Ltd.(a)	17,385	1,083,260
DB Insurance Co. Ltd.	8,850	291,150
Doosan Heavy Industries & Construction Co. Ltd.(a)	39,728	417,311
Douzone Bizon Co. Ltd.	7,452	665,524
Fila Holdings Corp.	8,863	338,325
GS Engineering & Construction Corp.	35,284	1,203,365
GS Retail Co. Ltd.	16,599	514,916
Hana Financial Group Inc.	88,828	2,592,736

Security	Shares	Value

South Korea (continued)
Hankook Tire & Technology Co. Ltd.	28,129	$1,034,783
Hanmi Pharm Co. Ltd.	2,737	937,128
Hanwha Corp.	44,093	1,267,289
Hanwha Solutions Corp.	22,566	1,004,637
HLB Inc.(a)(c)	13,519	1,087,708
Hotel Shilla Co. Ltd.	7,699	556,811
Hyundai Engineering & Construction Co. Ltd.	11,194	402,788
Hyundai Glovis Co. Ltd.	7,085	1,203,424
Hyundai Heavy Industries Holdings Co. Ltd.	4,401	924,580
Hyundai Marine & Fire Insurance Co. Ltd.	23,707	421,750
Hyundai Mobis Co. Ltd.	16,064	4,559,557
Hyundai Motor Co.	39,498	8,086,038
Hyundai Steel Co.	34,678	1,202,849
Kakao Corp.(a)	15,046	5,931,777
Kangwon Land Inc.	26,358	554,918
KB Financial Group Inc.(a)	88,649	3,193,773
Kia Motors Corp.	62,257	4,591,635
KMW Co. Ltd.(a)(c)	11,238	773,579
Korea Aerospace Industries Ltd.	28,058	778,832
Korea Electric Power Corp.(a)	65,378	1,335,497
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	12,553	1,054,874
Korea Zinc Co. Ltd.	3,597	1,305,544
KT&G Corp.(a)	29,080	2,084,942
LG Chem Ltd.	11,587	9,498,730
LG Corp.	35,127	3,112,002
LG Display Co. Ltd.(a)	88,132	1,713,634
LG Electronics Inc.	32,245	4,410,410
LG Household & Health Care Ltd.	2,703	3,762,356
LG Innotek Co. Ltd.	2,780	497,050
LG Uplus Corp.	28,012	299,252
Lotte Chemical Corp.	5,440	1,269,301
Lotte Corp.	10,980	318,524
Lotte Shopping Co. Ltd.	4,121	388,669
Mirae Asset Daewoo Co. Ltd.	213,518	1,813,357
NAVER Corp.	30,749	9,428,667
NCSoft Corp.	4,419	3,764,802
Netmarble Corp.(a)(b)	7,710	906,370
Orion Corp./Republic of Korea	9,984	1,071,053
Ottogi Corp.	2,081	1,043,663
Pearl Abyss Corp.(a)	1,863	524,458
POSCO	16,914	3,712,129
Samsung Biologics Co. Ltd.(a)(b)	4,463	3,163,918
Samsung C&T Corp.	23,642	2,747,595
Samsung Electro-Mechanics Co. Ltd.	11,547	2,105,836
Samsung Electronics Co. Ltd.	1,146,562	84,049,780
Samsung Engineering Co. Ltd.(a)	28,460	314,215
Samsung Fire & Marine Insurance Co. Ltd.	10,756	1,615,419
Samsung Heavy Industries Co. Ltd.(a)	101,378	562,808
Samsung SDI Co. Ltd.	13,634	8,946,322
Samsung SDS Co. Ltd.	6,304	1,101,763
Seegene Inc.	4,499	663,629
Shin Poong Pharmaceutical Co. Ltd.(a)	7,196	521,076
Shinhan Financial Group Co. Ltd.(a)	92,052	2,522,254
SK Chemicals Co. Ltd.	1,885	709,445
SK Holdings Co. Ltd.	8,781	2,441,347
SK Hynix Inc.	129,336	14,163,830
SK Innovation Co. Ltd.	15,438	3,864,330
SK Telecom Co. Ltd.	7,713	1,682,435
S-Oil Corp.	8,959	546,222

22	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Woori Financial Group Inc.(a)	108,196	$851,175

		247,791,833

Spain — 0.6%
ACS Actividades de Construccion y Servicios SA	74,286	2,321,232
Aena SME SA(a)(b)	16,895	2,612,926
Amadeus IT Group SA	106,897	6,823,326
Banco Bilbao Vizcaya Argentaria SA	1,495,653	6,844,898
Banco Santander SA(a)	3,996,880	11,726,780
CaixaBank SA(a)	1,008,325	2,556,604
Cellnex Telecom SA(b)	73,453	4,311,090
Enagas SA	14,013	309,418
Endesa SA	77,491	1,986,435
Ferrovial SA	140,094	3,370,815
Grifols SA	80,465	2,375,494
Iberdrola SA	1,443,622	19,616,884
Iberdrola SA, New	20,623	280,241
Industria de Diseno Textil SA	253,050	7,528,972
Naturgy Energy Group SA	58,919	1,525,385
Red Electrica Corp. SA	116,669	2,219,667
Repsol SA	410,244	4,048,049
Siemens Gamesa Renewable Energy SA	61,488	2,531,643
Telefonica SA(a)	1,118,729	4,830,397

		87,820,256

Sweden — 0.9%
Alfa Laval AB(a)	63,378	1,670,695
Assa Abloy AB, Class B	237,631	5,907,579
Atlas Copco AB, Class A	208,361	11,390,316
Atlas Copco AB, Class B	40,685	1,918,369
Boliden AB	79,398	2,621,010
Electrolux AB, Series B	86,701	2,130,435
Epiroc AB, Class A	273,470	5,270,433
EQT AB	64,199	2,012,155
Essity AB, Class B	146,315	4,694,768
Evolution Gaming Group AB(b)	32,137	3,146,363
Fastighets AB Balder, Class B(a)	16,537	832,552
Hennes & Mauritz AB, Class B(a)	202,423	4,349,499
Hexagon AB, Class B	73,765	6,481,683
Husqvarna AB, Class B	77,746	967,328
ICA Gruppen AB	22,544	1,134,703
Industrivarden AB, Class C(a)	28,086	898,490
Investment AB Latour, Class B	16,785	377,587
Investor AB, Class B	108,097	7,972,439
Kinnevik AB, Class B	56,523	2,787,289
L E Lundbergforetagen AB, Class B(a)	12,698	670,983
Lundin Energy AB	57,132	1,566,397
Nibe Industrier AB, Class B	72,947	2,447,460
Sandvik AB(a)	276,073	6,919,596
Securitas AB, Class B	36,543	566,971
Skandinaviska Enskilda Banken AB, Class A(a)	381,978	4,189,100
Skanska AB, Class B	70,581	1,835,154
SKF AB, Class B	127,860	3,520,906
Svenska Cellulosa AB SCA, Class B(a)	133,250	2,358,513
Svenska Handelsbanken AB, Class A(a)	358,059	3,601,844
Swedbank AB, Class A(a)	222,650	4,216,975
Swedish Match AB	36,109	2,800,105
Tele2 AB, Class B	105,040	1,456,341
Telefonaktiebolaget LM Ericsson, Class B	719,758	9,128,141
Telia Co. AB	636,891	2,805,805

Security	Shares	Value

Sweden (continued)
Volvo AB, Class B(a)	349,888	$8,685,722

		123,333,706

Switzerland — 2.6%
ABB Ltd., Registered	435,788	12,903,165
Adecco Group AG, Registered	49,039	3,078,168
Alcon Inc.(a)	118,200	8,503,597
Baloise Holding AG, Registered	8,110	1,361,087
Barry Callebaut AG, Registered	707	1,572,789
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	319	2,771,886
Chocoladefabriken Lindt & Spruengli AG, Registered	12	1,120,953
Cie. Financiere Richemont SA, Class A, Registered	125,610	11,702,514
Clariant AG, Registered	36,836	785,084
Coca-Cola HBC AG	59,788	1,775,842
Credit Suisse Group AG, Registered	520,158	6,873,266
EMS-Chemie Holding AG, Registered	1,756	1,660,067
Geberit AG, Registered	9,569	5,868,757
Givaudan SA, Registered	2,099	8,484,717
Julius Baer Group Ltd.	64,237	3,899,278
Kuehne + Nagel International AG, Registered	16,094	3,674,338
LafargeHolcim Ltd., Registered	116,079	6,295,877
Logitech International SA, Registered	39,301	4,102,395
Lonza Group AG, Registered	18,510	11,860,050
Nestle SA, Registered	694,374	78,085,853
Novartis AG, Registered	530,050	47,982,157
Partners Group Holding AG	5,126	6,076,177
Roche Holding AG, NVS	168,078	58,031,877
Schindler Holding AG, Participation Certificates, NVS .	8,871	2,348,382
Schindler Holding AG, Registered	8,243	2,175,648
SGS SA, Registered	1,381	4,205,406
Siemens Energy AG(a)	92,791	3,447,338
Sika AG, Registered	34,284	9,341,773
Sonova Holding AG, Registered(a)	13,846	3,352,550
Straumann Holding AG, Registered	2,272	2,527,396
Swatch Group AG (The), Bearer	10,320	2,981,385
Swiss Life Holding AG, Registered	6,963	3,184,852
Swiss Prime Site AG, Registered	24,457	2,383,568
Swiss Re AG	68,774	6,081,118
Swisscom AG, Registered	6,683	3,646,502
Temenos AG, Registered	20,388	2,586,315
UBS Group AG, Registered	932,517	13,496,129
Vifor Pharma AG	16,274	2,217,186
Zurich Insurance Group AG	35,820	14,342,496

		366,787,938

Taiwan — 1.8%
Accton Technology Corp.	167,000	1,607,232
Acer Inc.	1,765,000	1,704,964
Advantech Co. Ltd.	92,388	1,141,550
Airtac International Group	30,000	1,071,333
ASE Technology Holding Co. Ltd.	932,873	3,064,881
Asia Cement Corp.	352,000	502,812
ASMedia Technology Inc.	13,000	884,385
Asustek Computer Inc.	144,000	1,473,297
AU Optronics Corp.(a)	2,044,000	1,076,654
Catcher Technology Co. Ltd.	155,000	1,095,974
Cathay Financial Holding Co. Ltd.	2,432,357	3,465,799
Chailease Holding Co. Ltd.	189,280	1,047,706
Chang Hwa Commercial Bank Ltd.	3,352,158	1,981,188
China Development Financial Holding Corp.	8,217,000	2,617,468

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
China Steel Corp.	2,396,305	$1,963,939
Chunghwa Telecom Co. Ltd.	753,140	2,904,709
CTBC Financial Holding Co. Ltd.	3,791,142	2,572,331
Delta Electronics Inc.	407,000	4,105,973
E.Sun Financial Holding Co. Ltd.	3,727,815	3,141,735
Eclat Textile Co. Ltd.	33,000	477,868
Far EasTone Telecommunications Co. Ltd.	596,000	1,277,029
Feng TAY Enterprise Co. Ltd.	60,800	390,822
First Financial Holding Co. Ltd.	2,512,543	1,812,459
Formosa Chemicals & Fibre Corp.	818,000	2,260,984
Formosa Plastics Corp.	1,084,160	3,368,339
Fubon Financial Holding Co. Ltd.	268,000	435,940
Giant Manufacturing Co. Ltd.	91,000	885,546
Globalwafers Co. Ltd.	51,000	1,129,185
Highwealth Construction Corp.	1,024,600	1,558,717
Hiwin Technologies Corp.	55,708	787,800
Hon Hai Precision Industry Co. Ltd.	3,086,000	12,287,796
Hotai Motor Co. Ltd.	85,000	1,721,096
Hua Nan Financial Holdings Co. Ltd.	2,022,163	1,238,464
Largan Precision Co. Ltd.	23,000	2,414,784
Lite-On Technology Corp.	358,000	701,873
MediaTek Inc.	357,000	11,155,254
Mega Financial Holding Co. Ltd.	2,429,287	2,442,083
Micro-Star International Co. Ltd.	264,000	1,230,319
Nan Ya Plastics Corp.	1,602,830	3,754,866
Nanya Technology Corp.	295,000	841,728
Novatek Microelectronics Corp.	162,000	2,279,368
Oneness Biotech Co. Ltd.(a)	49,000	322,846
Pegatron Corp.	382,000	1,069,505
President Chain Store Corp.	97,000	924,882
Quanta Computer Inc.	572,000	1,648,439
Realtek Semiconductor Corp.	203,000	3,273,083
Shanghai Commercial & Savings Bank Ltd. (The)	564,000	753,276
SinoPac Financial Holdings Co. Ltd.	6,767,842	2,646,473
Taishin Financial Holding Co. Ltd.	7,341,340	3,277,091
Taiwan Business Bank	6,558,620	2,131,361
Taiwan Cement Corp.	882,013	1,264,631
Taiwan Cooperative Financial Holding Co. Ltd.	4,719,903	3,227,788
Taiwan High Speed Rail Corp.	343,000	353,993
Taiwan Mobile Co. Ltd.	596,000	2,047,503
Taiwan Semiconductor Manufacturing Co. Ltd.	5,986,000	126,336,077
Unimicron Technology Corp.	340,000	1,050,263
Uni-President Enterprises Corp.	1,378,600	3,347,730
United Microelectronics Corp.	2,983,000	5,326,310
Walsin Technology Corp.	82,000	645,692
Win Semiconductors Corp.	87,000	1,286,242
Wistron Corp.	600,000	669,583
Wiwynn Corp.	31,000	914,418
Yageo Corp.	97,000	1,988,322
Yuanta Financial Holding Co. Ltd.	1,061,840	754,597
Zhen Ding Technology Holding Ltd.	198,000	806,071

		257,942,426

Thailand — 0.2%
Advanced Info Service PCL, NVDR	311,800	1,791,834
B Grimm Power PCL, NVDR	209,300	356,642
Bangkok Bank PCL, Foreign(c)	368,400	1,397,040
Bangkok Dusit Medical Services PCL, NVDR	3,671,700	2,539,398
Bangkok Expressway & Metro PCL, NVDR(c)	4,413,400	1,201,778
BTS Group Holdings PCL, NVDR	2,399,000	757,452
Central Pattana PCL, NVDR	1,145,100	1,874,704

Security	Shares	Value

Thailand (continued)
Charoen Pokphand Foods PCL, NVDR(c)	2,187,000	$1,991,171
CP ALL PCL, NVDR(a)	1,298,700	2,484,149
Electricity Generating PCL, NVDR	81,900	488,445
Energy Absolute PCL, NVDR(c)	740,000	1,607,083
Global Power Synergy PCL, NVDR	193,300	505,370
Gulf Energy Development PCL, NVDR	721,856	807,958
Indorama Ventures PCL, NVDR(c)	758,033	886,440
Intouch Holdings PCL, NVDR	813,600	1,522,272
Kasikornbank PCL, Foreign	122,900	521,494
Kasikornbank PCL, NVDR(c)	479,823	2,036,001
Muangthai Capital PCL, NVDR(a)(c)	191,400	420,466
Osotspa PCL, NVDR	190,500	227,544
PTT Global Chemical PCL, NVDR	547,100	1,078,480
PTT PCL, NVDR	2,817,200	3,553,268
Ratch Group PCL, NVDR(c)	472,500	781,448
Siam Cement PCL (The), NVDR	182,100	2,299,826
Srisawad Corp PCL, NVDR	199,100	445,697
True Corp. PCL, NVDR(c)	2,406,600	257,304

		31,833,264

Turkey — 0.0%
Turkiye Petrol Rafinerileri AS(a)	45,114	614,418
Akbank T.A.S.(a)	960,526	839,646
Aselsan Elektronik Sanayi Ve Ticaret AS	360,167	853,722
BIM Birlesik Magazalar AS	168,880	1,664,851
Eregli Demir ve Celik Fabrikalari TAS	482,847	949,353
Turkcell Iletisim Hizmetleri AS	275,729	602,195
Turkiye Garanti Bankasi AS(a)	771,964	984,721

		6,508,906

United Arab Emirates — 0.1%
Abu Dhabi Commercial Bank PJSC	1,240,330	2,174,626
Aldar Properties PJSC	1,706,365	1,625,928
Emaar Malls PJSC(a)	143,383	70,654
Emaar Properties PJSC(a)	1,367,512	1,414,738
Emirates NBD Bank PJSC	593,826	1,907,667
Emirates Telecommunications Group Co. PJSC	205,617	1,112,850
First Abu Dhabi Bank PJSC	493,854	2,019,435

		10,325,898

United Kingdom — 3.8%
3i Group PLC	282,200	4,307,252
Admiral Group PLC	39,932	1,580,334
Amcor PLC	371,067	4,059,473
Anglo American PLC	267,368	8,862,995
Antofagasta PLC	117,553	2,308,360
Aptiv PLC	64,789	8,655,810
Ashtead Group PLC	123,139	6,244,659
Associated British Foods PLC(a)	87,010	2,529,437
AstraZeneca PLC	320,905	33,010,348
Auto Trader Group PLC(b)	314,028	2,432,099
AVEVA Group PLC	33,469	1,671,092
Aviva PLC	756,991	3,484,404
BAE Systems PLC	805,244	5,109,722
Barclays PLC(a)	3,827,098	7,018,023
Barratt Developments PLC(a)	257,866	2,262,001
Berkeley Group Holdings PLC	50,238	2,889,858
BP PLC	4,875,193	18,175,881
British American Tobacco PLC	566,972	20,690,391
British Land Co. PLC (The)	316,790	1,951,917
BT Group PLC	2,015,468	3,476,157
Bunzl PLC	68,509	2,210,799

24	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Burberry Group PLC(a)	112,898	$2,664,217
Coca-Cola European Partners PLC	51,164	2,377,591
Compass Group PLC(a)	397,455	7,152,516
Croda International PLC	20,586	1,776,970
DCC PLC	22,562	1,708,975
Diageo PLC	542,023	21,949,585
Direct Line Insurance Group PLC	199,094	819,914
Entain PLC(a)	149,635	2,549,992
Evraz PLC	96,951	667,529
Experian PLC	233,090	8,181,225
Ferguson PLC	60,119	7,018,861
Fresnillo PLC	39,468	535,254
GlaxoSmithKline PLC	1,209,881	22,545,316
Glencore PLC(a)	2,545,909	8,614,249
Halma PLC	63,832	2,164,180
Hargreaves Lansdown PLC	73,927	1,734,411
Hikma Pharmaceuticals PLC	32,082	1,056,880
HSBC Holdings PLC(a)	4,906,232	25,786,779
Imperial Brands PLC	231,763	4,678,377
Informa PLC(a)	276,229	1,895,071
InterContinental Hotels Group PLC(a)	25,948	1,610,914
Intertek Group PLC	45,770	3,468,138
J Sainsbury PLC	542,983	1,822,306
JD Sports Fashion PLC(a)	111,411	1,142,832
Johnson Matthey PLC	68,322	2,769,560
Kingfisher PLC(a)	640,451	2,442,281
Land Securities Group PLC	235,660	1,989,220
Legal & General Group PLC	1,542,874	5,169,566
Lloyds Banking Group PLC(a)	16,803,472	7,614,595
London Stock Exchange Group PLC	81,882	9,766,570
M&G PLC	540,624	1,305,855
Melrose Industries PLC(a)	1,263,741	2,924,097
Mondi PLC	73,573	1,745,301
National Grid PLC	802,865	9,371,201
Natwest Group PLC(a)	1,181,754	2,395,230
Next PLC(a)	35,921	3,812,956
NMC Health PLC(a)(d)	19,275	0	(f)
Ocado Group PLC(a)	117,311	4,473,510
Pearson PLC	224,050	2,500,090
Persimmon PLC	80,682	2,826,317
Prudential PLC	608,060	9,790,235
Reckitt Benckiser Group PLC	169,314	14,410,474
RELX PLC	478,687	11,914,161
Rentokil Initial PLC(a)	401,076	2,740,570
Rio Tinto PLC	293,471	22,523,357
Rolls-Royce Holdings PLC(a)	2,020,876	2,544,737
Royal Dutch Shell PLC, Class A	917,765	16,862,479
Royal Dutch Shell PLC, Class B	961,548	16,798,101
RSA Insurance Group PLC	273,328	2,533,505
Sage Group PLC (The)	187,192	1,516,093
Schroders PLC	18,604	872,942
Segro PLC	236,673	3,101,144
Sensata Technologies Holding PLC(a)	33,451	1,823,080
Severn Trent PLC	81,422	2,585,017
Smith & Nephew PLC	235,003	4,974,515
Smiths Group PLC	79,471	1,548,003
Spirax-Sarco Engineering PLC	15,280	2,324,861
SSE PLC	255,493	5,206,510
St. James’s Place PLC	203,298	3,276,046
Standard Chartered PLC(a)	664,440	4,051,096

Security	Shares	Value

United Kingdom (continued)
Standard Life Aberdeen PLC	671,358	$2,785,087
Taylor Wimpey PLC(a)	950,240	1,910,982
Tesco PLC	2,205,308	7,249,820
Unilever PLC	638,285	37,163,304
United Utilities Group PLC	120,915	1,531,225
Vodafone Group PLC	6,467,649	11,087,510
Whitbread PLC(a)	39,511	1,512,129
Wm Morrison Supermarkets PLC	737,703	1,817,853
WPP PLC	315,609	3,318,934

		537,733,213

United States — 56.3%
10X Genomics Inc., Class A(a)	17,753	3,038,426
3M Co.	138,467	24,323,113
A O Smith Corp.	29,807	1,618,520
Abbott Laboratories	430,813	53,244,179
AbbVie Inc.	429,121	43,976,320
ABIOMED Inc.(a)	11,414	3,974,926
Accenture PLC, Class A	155,078	37,516,470
Activision Blizzard Inc.	190,438	17,329,858
Adobe Inc.(a)	115,939	53,189,335
Advance Auto Parts Inc.	17,627	2,628,891
Advanced Micro Devices Inc.(a)	285,524	24,452,275
AES Corp. (The)	168,223	4,102,959
Aflac Inc.	167,275	7,557,484
Agilent Technologies Inc.	79,269	9,525,756
AGNC Investment Corp.	143,144	2,233,046
Air Products & Chemicals Inc.	53,432	14,253,520
Akamai Technologies Inc.(a)	40,955	4,547,234
Albemarle Corp.	27,463	4,467,132
Alexandria Real Estate Equities Inc.	28,834	4,818,450
Alexion Pharmaceuticals Inc.(a)	52,555	8,058,258
Align Technology Inc.(a)	18,305	9,617,081
Alleghany Corp.	3,704	2,099,612
Allegion PLC	21,680	2,319,977
Alliant Energy Corp.	67,137	3,266,215
Allstate Corp. (The)	75,899	8,134,855
Ally Financial Inc.	83,476	3,158,732
Alnylam Pharmaceuticals Inc.(a)	29,403	4,424,563
Alphabet Inc., Class A(a)	72,436	132,366,649
Alphabet Inc., Class C, NVS(a)	72,951	133,919,069
Altice USA Inc., Class A(a)	67,017	2,383,795
Altria Group Inc.	453,972	18,649,170
Amazon.com Inc.(a)	102,935	330,030,197
AMERCO	2,382	1,101,532
Ameren Corp.	64,280	4,674,442
American Electric Power Co. Inc.	119,471	9,666,399
American Express Co.	164,291	19,100,472
American Financial Group Inc./OH	18,695	1,759,947
American International Group Inc.	206,563	7,733,719
American Tower Corp.	106,561	24,227,709
American Water Works Co. Inc.	46,709	7,427,665
Ameriprise Financial Inc.	30,183	5,972,310
AmerisourceBergen Corp.	38,482	4,009,824
AMETEK Inc.	56,708	6,422,748
Amgen Inc.	141,161	34,080,500
Amphenol Corp., Class A	71,995	8,990,736
Analog Devices Inc.	91,261	13,445,483
Annaly Capital Management Inc.	357,943	2,906,497
ANSYS Inc.(a)	19,243	6,819,142
Anthem Inc.	61,101	18,145,775

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Aon PLC, Class A	57,242	$11,625,850
Apollo Global Management Inc.	46,577	2,139,747
Apple Inc.	4,143,030	546,714,239
Applied Materials Inc.	225,692	21,819,903
Aramark	53,861	1,846,894
Arch Capital Group Ltd.(a)	100,832	3,167,133
Archer-Daniels-Midland Co.	136,741	6,838,417
Arista Networks Inc.(a)	14,308	4,400,568
Arrow Electronics Inc.(a)	20,228	1,974,860
Arthur J Gallagher & Co.	43,388	5,007,409
Assurant Inc.	13,665	1,851,198
AT&T Inc.	1,723,329	49,338,909
Athene Holding Ltd., Class A(a)	40,432	1,653,264
Atmos Energy Corp.	30,042	2,673,738
Autodesk Inc.(a)	54,605	15,149,065
Autoliv Inc.	25,477	2,260,065
Automatic Data Processing Inc.	103,906	17,156,959
AutoZone Inc.(a)	5,682	6,354,578
Avalara Inc.(a)	20,483	3,072,450
AvalonBay Communities Inc.	34,454	5,639,086
Avantor Inc.(a)	102,839	3,032,722
Avery Dennison Corp.	16,016	2,416,334
Axalta Coating Systems Ltd.(a)	42,161	1,137,925
Baker Hughes Co.	146,337	2,939,910
Ball Corp.	77,421	6,814,596
Bank of America Corp.	1,871,748	55,497,328
Bank of New York Mellon Corp. (The)	195,876	7,801,741
Baxter International Inc.	122,736	9,429,807
Becton Dickinson and Co.	69,702	18,247,287
Berkshire Hathaway Inc., Class B(a)	338,240	77,074,749
Best Buy Co. Inc.	57,843	6,294,475
Biogen Inc.(a)	38,220	10,801,354
BioMarin Pharmaceutical Inc.(a)	44,850	3,712,683
Bio-Rad Laboratories Inc., Class A(a)	5,796	3,325,571
Black Knight Inc.(a)	31,477	2,571,356
BlackRock Inc.(g)	37,078	26,001,318
Blackstone Group Inc. (The), Class A	166,557	11,190,965
Boeing Co. (The)	129,736	25,193,434
Booking Holdings Inc.(a)	9,850	19,151,650
Booz Allen Hamilton Holding Corp.	33,926	2,889,477
BorgWarner Inc.	58,559	2,458,892
Boston Properties Inc.	38,129	3,480,034
Boston Scientific Corp.(a)	343,624	12,178,035
Bristol-Myers Squibb Co.	546,595	33,577,331
Broadcom Inc.	97,516	43,930,958
Broadridge Financial Solutions Inc.	26,477	3,741,465
Brown & Brown Inc.	59,800	2,576,782
Brown-Forman Corp., Class B, NVS	76,217	5,462,472
Bunge Ltd.	42,882	2,806,198
Burlington Stores Inc.(a)	16,957	4,220,597
Cable One Inc.	1,054	2,108,000
Cabot Oil & Gas Corp.	99,454	1,822,992
Cadence Design Systems Inc.(a)	70,128	9,143,990
Camden Property Trust	27,259	2,784,507
Campbell Soup Co.	47,053	2,263,720
Capital One Financial Corp.	111,122	11,585,580
Cardinal Health Inc.	71,804	3,858,029
CarMax Inc.(a)	40,487	4,768,559
Carnival Corp.	116,628	2,177,445
Carrier Global Corp.	201,480	7,756,980

Security	Shares	Value

United States (continued)
Carvana Co.(a)	14,239	$3,719,084
Catalent Inc.(a)	38,895	4,474,870
Caterpillar Inc.	132,112	24,155,358
Cboe Global Markets Inc.	28,624	2,625,680
CBRE Group Inc., Class A(a)	83,673	5,102,380
CDW Corp./DE	30,928	4,071,980
Celanese Corp.	27,013	3,299,638
Centene Corp.(a)	143,262	8,638,699
CenterPoint Energy Inc.	109,450	2,308,301
Ceridian HCM Holding Inc.(a)	25,202	2,341,518
Cerner Corp.	71,705	5,744,288
CF Industries Holdings Inc.	60,717	2,512,469
CH Robinson Worldwide Inc.	34,219	2,927,778
Charles Schwab Corp. (The)	363,476	18,733,553
Charter Communications Inc., Class A(a)(c)	35,331	21,465,702
Cheniere Energy Inc.(a)	62,535	3,960,342
Chevron Corp.	470,862	40,117,442
Chewy Inc., Class A(a)	20,190	2,055,746
Chipotle Mexican Grill Inc.(a)	6,627	9,807,960
Chubb Ltd.	109,353	15,929,452
Church & Dwight Co. Inc.	61,110	5,159,517
Cigna Corp.	89,086	19,336,116
Cincinnati Financial Corp.	37,545	3,157,159
Cintas Corp.	20,777	6,609,579
Cisco Systems Inc.	1,024,689	45,680,636
Citigroup Inc.	492,583	28,564,888
Citizens Financial Group Inc.	113,352	4,130,547
Citrix Systems Inc.	29,085	3,877,321
Clorox Co. (The)	31,451	6,587,726
Cloudflare Inc., Class A(a)	35,889	2,751,251
CME Group Inc.	87,924	15,979,308
CMS Energy Corp.	70,052	3,984,558
Coca-Cola Co. (The)	990,955	47,714,483
Cognex Corp.	41,622	3,418,415
Cognizant Technology Solutions Corp., Class A	135,662	10,574,853
Colgate-Palmolive Co.	199,623	15,570,594
Comcast Corp., Class A	1,100,747	54,564,029
Conagra Brands Inc.	121,872	4,216,771
ConocoPhillips	338,246	13,539,987
Consolidated Edison Inc.	81,030	5,735,303
Constellation Brands Inc., Class A	41,553	8,764,774
Cooper Companies Inc. (The)	11,771	4,285,115
Copart Inc.(a)	54,174	5,945,597
Corning Inc.	185,730	6,662,135
Corteva Inc.	187,765	7,484,313
CoStar Group Inc.(a)	9,476	8,525,652
Costco Wholesale Corp.	107,106	37,747,368
Coupa Software Inc.(a)	16,963	5,256,325
Crowdstrike Holdings Inc., Class A(a)	36,836	7,949,209
Crown Castle International Corp.	101,314	16,135,268
Crown Holdings Inc.(a)	30,046	2,708,647
CSX Corp.	184,568	15,827,629
Cummins Inc.	37,809	8,863,186
CVS Health Corp.	316,176	22,654,010
Danaher Corp.	154,472	36,739,620
Darden Restaurants Inc.	31,628	3,696,997
Datadog Inc., Class A(a)	34,402	3,534,806
DaVita Inc.(a)	23,442	2,751,388
Deere & Co.	72,916	21,058,141
Dell Technologies Inc., Class C(a)	58,062	4,232,139

26	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Delta Air Lines Inc.	41,816	$1,587,335
DENTSPLY SIRONA Inc.	58,007	3,102,794
DexCom Inc.(a)	22,943	8,600,184
Digital Realty Trust Inc.	65,193	9,384,532
Discover Financial Services	75,932	6,343,359
Discovery Inc., Class A(a)(c)	54,194	2,244,715
Discovery Inc., Class C, NVS(a)	66,917	2,344,103
DISH Network Corp., Class A(a)	70,280	2,039,526
DocuSign Inc.(a)	43,393	10,105,796
Dollar General Corp.	61,918	12,049,862
Dollar Tree Inc.(a)	57,888	5,884,894
Dominion Energy Inc.	202,104	14,731,361
Domino’s Pizza Inc.	9,777	3,624,921
Dover Corp.	35,548	4,140,987
Dow Inc.	181,533	9,421,563
DR Horton Inc.	87,832	6,745,498
DraftKings Inc., Class A(a)(c)	46,480	2,515,033
Dropbox Inc., Class A(a)	65,991	1,493,376
DTE Energy Co.	42,719	5,071,600
Duke Energy Corp.	177,670	16,700,980
Duke Realty Corp.	92,264	3,649,964
DuPont de Nemours Inc.(c)	176,449	14,018,873
Dynatrace Inc.(a)	53,772	2,232,076
Eastman Chemical Co.	28,901	2,842,413
Eaton Corp. PLC	101,049	11,893,467
eBay Inc.	172,539	9,750,179
Ecolab Inc.	63,257	12,936,689
Edison International	88,763	5,162,456
Edwards Lifesciences Corp.(a)	151,602	12,519,293
Elanco Animal Health Inc.(a)	89,791	2,606,633
Electronic Arts Inc.	72,357	10,361,522
Eli Lilly & Co.	208,685	43,400,219
Emerson Electric Co.	149,590	11,869,966
Enphase Energy Inc.(a)	27,885	5,084,830
Entergy Corp.	52,181	4,974,415
EOG Resources Inc.	142,031	7,237,900
EPAM Systems Inc.(a)	13,011	4,481,379
Equifax Inc.	30,185	5,346,065
Equinix Inc.	21,383	15,822,565
Equitable Holdings Inc.	92,403	2,289,746
Equity LifeStyle Properties Inc.	38,435	2,338,385
Equity Residential	86,061	5,304,800
Erie Indemnity Co., Class A, NVS	6,265	1,523,022
Essential Utilities Inc.	58,187	2,694,058
Essex Property Trust Inc.	16,149	3,869,462
Estee Lauder Companies Inc. (The), Class A	54,525	12,903,341
Etsy Inc.(a)	27,589	5,492,694
Everest Re Group Ltd.	10,680	2,254,334
Evergy Inc.	48,132	2,586,132
Eversource Energy	77,999	6,824,912
Exact Sciences Corp.(a)	37,977	5,208,925
Exelon Corp.	232,649	9,668,892
Expedia Group Inc.	33,479	4,154,744
Expeditors International of Washington Inc.	46,023	4,119,979
Extra Space Storage Inc.	32,253	3,670,069
Exxon Mobil Corp.	1,016,457	45,577,932
F5 Networks Inc.(a)	15,231	2,984,514
Facebook Inc., Class A(a)	581,229	150,148,888
FactSet Research Systems Inc.	7,982	2,413,278
Fair Isaac Corp.(a)	6,631	2,984,679

Security	Shares	Value

United States (continued)
Fastenal Co.	138,606	$6,319,048
FedEx Corp.	60,822	14,313,849
Fidelity National Financial Inc.	68,148	2,473,772
Fidelity National Information Services Inc.	152,903	18,877,404
Fifth Third Bancorp	178,790	5,172,395
First Republic Bank/CA	42,707	6,192,088
FirstEnergy Corp.	130,970	4,028,637
Fiserv Inc.(a)	137,460	14,115,767
FleetCor Technologies Inc.(a)	21,077	5,116,442
FMC Corp.	32,293	3,497,009
Ford Motor Co.	920,141	9,689,085
Fortinet Inc.(a)	34,693	5,021,812
Fortive Corp.	77,782	5,139,835
Fortune Brands Home & Security Inc.	32,707	2,820,979
Fox Corp., Class A, NVS	100,541	3,134,868
Franklin Resources Inc.	72,612	1,908,969
Freeport-McMoRan Inc.	358,059	9,635,368
Garmin Ltd.	29,250	3,359,655
Gartner Inc.(a)	22,959	3,487,702
Generac Holdings Inc.(a)	11,759	2,897,653
General Dynamics Corp.	60,043	8,807,107
General Electric Co.	2,119,315	22,634,284
General Mills Inc.	150,616	8,750,790
General Motors Co.	313,633	15,894,920
Genuine Parts Co.	31,626	2,969,049
Gilead Sciences Inc.	301,703	19,791,717
Global Payments Inc.	72,822	12,854,539
Globe Life Inc.	20,193	1,825,245
GoDaddy Inc., Class A(a)	42,945	3,374,618
Goldman Sachs Group Inc. (The)	78,365	21,250,237
Guidewire Software Inc.(a)	21,144	2,426,063
Halliburton Co.	207,316	3,654,981
Hartford Financial Services Group Inc. (The)	89,184	4,282,616
Hasbro Inc.	31,429	2,948,669
HCA Healthcare Inc.	65,949	10,715,394
Healthpeak Properties Inc.	136,657	4,051,880
HEICO Corp.	13,594	1,600,558
HEICO Corp., Class A	15,260	1,622,291
Henry Schein Inc.(a)	30,016	1,976,554
Hershey Co. (The)	36,961	5,375,608
Hess Corp.	70,349	3,797,439
Hewlett Packard Enterprise Co.	320,606	3,956,278
Hilton Worldwide Holdings Inc.	62,292	6,315,786
Hologic Inc.(a)	62,165	4,956,415
Home Depot Inc. (The)	258,463	69,996,950
Honeywell International Inc.	170,305	33,272,488
Hormel Foods Corp.	75,414	3,533,900
Host Hotels & Resorts Inc.	173,860	2,355,803
Howmet Aerospace Inc.	102,244	2,513,158
HP Inc.	363,026	8,836,053
HubSpot Inc.(a)	8,778	3,267,172
Humana Inc.	32,457	12,434,601
Huntington Bancshares Inc./OH	240,611	3,182,080
Huntington Ingalls Industries Inc.	10,229	1,609,329
IAC/InterActiveCorp.(a)	19,952	4,188,922
IDEX Corp.	15,643	2,912,570
IDEXX Laboratories Inc.(a)	20,732	9,923,994
IHS Markit Ltd.	94,663	8,243,254
Illinois Tool Works Inc.	75,925	14,745,394
Illumina Inc.(a)	35,616	15,188,087

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Incyte Corp.(a)	47,256	$4,241,226
Ingersoll Rand Inc.(a)	86,124	3,603,428
Insulet Corp.(a)	15,675	4,188,047
Intel Corp.	1,031,907	57,281,158
Intercontinental Exchange Inc.	133,537	14,735,808
International Business Machines Corp.	216,551	25,793,390
International Flavors & Fragrances Inc.(c)	22,108	2,484,497
International Paper Co.	93,026	4,680,138
Interpublic Group of Companies Inc. (The)	80,703	1,942,521
Intuit Inc.	64,278	23,219,142
Intuitive Surgical Inc.(a)	28,485	21,296,525
Invesco Ltd.	108,229	2,228,435
Invitation Homes Inc.	130,013	3,832,783
Ionis Pharmaceuticals Inc.(a)	39,374	2,365,196
IPG Photonics Corp.(a)	9,207	2,057,120
IQVIA Holdings Inc.(a)	44,645	7,937,881
Iron Mountain Inc.	63,341	2,132,691
Jack Henry & Associates Inc.	18,555	2,686,578
Jacobs Engineering Group Inc.	35,030	3,536,629
Jazz Pharmaceuticals PLC(a)	14,449	2,246,820
JB Hunt Transport Services Inc.	18,954	2,552,346
JM Smucker Co. (The)	26,782	3,117,693
Johnson & Johnson	640,419	104,471,551
Johnson Controls International PLC	179,608	8,948,071
JPMorgan Chase & Co.	728,435	93,727,731
Juniper Networks Inc.	98,984	2,417,189
Kansas City Southern	25,577	5,183,691
Kellogg Co.	62,781	3,700,312
Keurig Dr Pepper Inc.	82,662	2,628,652
KeyCorp.	257,087	4,334,487
Keysight Technologies Inc.(a)	48,617	6,883,681
Kimberly-Clark Corp.	86,349	11,406,703
Kinder Morgan Inc./DE	563,522	7,934,390
KKR & Co. Inc.	125,495	4,888,030
KLA Corp.	39,216	10,983,225
Knight-Swift Transportation Holdings Inc.	33,399	1,335,960
Kraft Heinz Co. (The)	161,428	5,409,452
Kroger Co. (The)	195,557	6,746,717
L3Harris Technologies Inc.	54,255	9,305,275
Laboratory Corp. of America Holdings(a)	24,280	5,557,935
Lam Research Corp.	35,921	17,383,968
Lamb Weston Holdings Inc.	36,665	2,738,876
Las Vegas Sands Corp.	84,323	4,055,093
Lear Corp.	11,587	1,746,856
Leidos Holdings Inc.	33,115	3,512,177
Lennar Corp., Class A	68,441	5,690,869
Lennox International Inc.	7,991	2,201,441
Liberty Broadband Corp., Class C, NVS(a)	39,507	5,769,997
Liberty Global PLC, Class A(a)	42,663	1,029,885
Liberty Global PLC, Class C, NVS(a)	96,549	2,332,624
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	52,011	2,092,403
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	18,231	736,897
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)(c)	39,932	1,619,642
Lincoln National Corp.	50,010	2,274,955
Live Nation Entertainment Inc.(a)	36,143	2,401,702
LKQ Corp.(a)	74,092	2,599,888
Lockheed Martin Corp.	61,546	19,806,734
Loews Corp.	46,949	2,126,320

Security	Shares	Value

United States (continued)
Lowe’s Companies Inc.	183,381	$30,597,120
Lululemon Athletica Inc.(a)	29,956	9,845,938
Lumen Technologies Inc.	242,959	3,007,832
LyondellBasell Industries NV, Class A	66,784	5,727,396
M&T Bank Corp.	31,599	4,185,920
Marathon Petroleum Corp.	160,733	6,937,236
Markel Corp.(a)	3,368	3,265,209
MarketAxess Holdings Inc.	9,099	4,920,375
Marriott International Inc./MD, Class A	67,712	7,875,583
Marsh & McLennan Companies Inc.	123,990	13,627,741
Martin Marietta Materials Inc.	15,867	4,560,334
Marvell Technology Group Ltd.	165,509	8,517,093
Masco Corp.	64,371	3,495,989
Masimo Corp.(a)	11,241	2,876,797
Mastercard Inc., Class A	214,709	67,910,310
Match Group Inc.(a)	59,962	8,386,285
Maxim Integrated Products Inc.	63,582	5,576,777
McCormick & Co. Inc./MD, NVS	61,102	5,471,073
McDonald’s Corp.	178,582	37,116,483
McKesson Corp.	39,886	6,958,910
Medical Properties Trust Inc.	113,325	2,392,291
Medtronic PLC	324,890	36,170,004
MercadoLibre Inc.(a)	10,959	19,501,650
Merck & Co. Inc.	613,579	47,288,534
MetLife Inc.	198,307	9,548,482
Mettler-Toledo International Inc.(a)	5,841	6,822,872
MGM Resorts International	120,929	3,453,732
Microchip Technology Inc.	61,281	8,340,957
Micron Technology Inc.(a)	273,095	21,375,146
Microsoft Corp.	1,737,919	403,127,691
Mid-America Apartment Communities Inc.	28,890	3,835,148
Moderna Inc.(a)	66,836	11,573,322
Mohawk Industries Inc.(a)	16,189	2,324,740
Molina Healthcare Inc.(a)	13,190	2,817,516
Molson Coors Beverage Co., Class B	51,028	2,559,564
Mondelez International Inc., Class A	354,108	19,631,748
MongoDB Inc.(a)	12,230	4,520,330
Monolithic Power Systems Inc.	6,769	2,404,958
Monster Beverage Corp.(a)	99,590	8,647,400
Moody’s Corp.	41,790	11,127,005
Morgan Stanley	330,897	22,186,644
Mosaic Co. (The)	101,125	2,625,205
Motorola Solutions Inc.	43,216	7,240,841
MSCI Inc.	19,895	7,864,493
Nasdaq Inc.	23,765	3,214,692
NetApp Inc.	57,742	3,836,378
Netflix Inc.(a)	106,859	56,890,663
Neurocrine Biosciences Inc.(a)	21,689	2,380,368
Newell Brands Inc.	106,210	2,551,164
Newmont Corp.	197,240	11,755,504
News Corp., Class A, NVS	120,538	2,338,437
NextEra Energy Inc.	477,751	38,635,723
Nike Inc., Class B	302,940	40,469,755
NiSource Inc.	76,605	1,696,801
Nordson Corp.	12,476	2,233,079
Norfolk Southern Corp.	61,612	14,578,631
Northern Trust Corp.	49,202	4,388,326
Northrop Grumman Corp.	38,950	11,163,459
NortonLifeLock Inc.	145,402	3,063,620
NRG Energy Inc.	68,440	2,834,100

28	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Nucor Corp.	72,348	$3,525,518
NVIDIA Corp.	149,501	77,679,225
NVR Inc.(a)	792	3,521,612
O’Reilly Automotive Inc.(a)	18,030	7,671,224
Occidental Petroleum Corp.	226,406	4,541,704
OGE Energy Corp.	50,582	1,543,763
Okta Inc.(a)	29,466	7,631,989
Old Dominion Freight Line Inc.	22,789	4,421,066
Omega Healthcare Investors Inc.	54,866	1,987,247
Omnicom Group Inc.	56,776	3,541,687
ON Semiconductor Corp.(a)	92,582	3,193,153
ONEOK Inc.	110,215	4,389,863
Oracle Corp.	482,449	29,154,393
Otis Worldwide Corp.	100,784	6,515,686
Owens Corning	23,045	1,788,292
PACCAR Inc.	85,537	7,802,685
Packaging Corp. of America	21,915	2,946,691
Palo Alto Networks Inc.(a)	24,351	8,541,113
Parker-Hannifin Corp.	32,495	8,598,502
Paychex Inc.	79,290	6,923,603
Paycom Software Inc.(a)	12,807	4,863,330
PayPal Holdings Inc.(a)	269,594	63,168,570
Peloton Interactive Inc., Class A(a)	47,668	6,965,725
Pentair PLC	45,647	2,485,936
PepsiCo Inc.	338,382	46,212,830
PerkinElmer Inc.	24,370	3,584,096
Perrigo Co. PLC	41,777	1,783,878
Pfizer Inc.	1,351,621	48,523,194
PG&E Corp.(a)	346,398	3,959,329
Philip Morris International Inc.	378,056	30,112,160
Phillips 66	105,207	7,133,035
Pinnacle West Capital Corp.	27,222	2,048,456
Pinterest Inc., Class A(a)	108,936	7,463,205
Pioneer Natural Resources Co.	46,290	5,596,461
PNC Financial Services Group Inc. (The)	100,238	14,386,158
Pool Corp.	6,012	2,129,330
PPD Inc.(a)	25,278	812,940
PPG Industries Inc.	58,958	7,942,232
PPL Corp.	172,079	4,761,426
Principal Financial Group Inc.	72,111	3,552,909
Procter & Gamble Co. (The)	605,346	77,611,411
Progressive Corp. (The)	142,804	12,451,081
Prologis Inc.	179,586	18,533,275
Prudential Financial Inc.	98,763	7,731,168
PTC Inc.(a)	23,613	3,138,404
Public Service Enterprise Group Inc.	121,423	6,851,900
Public Storage	37,767	8,596,525
PulteGroup Inc.	68,854	2,995,149
Qorvo Inc.(a)	30,036	5,132,552
QUALCOMM Inc.	274,337	42,873,386
Quest Diagnostics Inc.	33,064	4,270,216
Raymond James Financial Inc.	31,863	3,184,070
Raytheon Technologies Corp.	364,402	24,316,545
Realty Income Corp.	83,257	4,917,158
Regency Centers Corp.	36,488	1,721,504
Regeneron Pharmaceuticals Inc.(a)	24,987	12,589,450
Regions Financial Corp.	254,026	4,320,982
Reinsurance Group of America Inc.	16,029	1,683,846
RenaissanceRe Holdings Ltd.	13,159	1,979,640
Republic Services Inc.	57,264	5,183,537

Security	Shares	Value

United States (continued)
ResMed Inc.	36,106	$7,277,886
RingCentral Inc., Class A(a)	18,372	6,851,286
Robert Half International Inc.	23,172	1,564,110
Rockwell Automation Inc.	28,998	7,206,873
Roku Inc.(a)	24,958	9,709,411
Rollins Inc.	51,376	1,850,564
Roper Technologies Inc.	25,779	10,128,827
Ross Stores Inc.	87,045	9,687,238
Royal Caribbean Cruises Ltd.	45,026	2,926,690
RPM International Inc.	26,598	2,193,537
S&P Global Inc.	58,702	18,608,534
salesforce.com Inc.(a)	220,504	49,736,882
Sarepta Therapeutics Inc.(a)	20,167	1,802,930
SBA Communications Corp.	27,373	7,354,304
Schlumberger Ltd.	320,473	7,117,705
Seagate Technology PLC	56,894	3,761,831
Seagen Inc.(a)	30,604	5,027,319
Sealed Air Corp.	34,772	1,469,812
SEI Investments Co.	26,177	1,383,454
Sempra Energy	69,019	8,541,791
ServiceNow Inc.(a)	47,238	25,657,792
Sherwin-Williams Co. (The)	20,404	14,115,487
Simon Property Group Inc.	73,473	6,827,846
Sirius XM Holdings Inc.(c)	261,815	1,638,962
Skyworks Solutions Inc.	41,482	7,020,828
Slack Technologies Inc., Class A(a)	98,616	4,158,637
Snap Inc., Class A, NVS(a)	218,646	11,575,119
Snap-on Inc.	13,063	2,351,209
Snowflake Inc., Class A(a)	8,743	2,382,030
SolarEdge Technologies Inc.(a)	11,442	3,299,072
Southern Co. (The)	257,403	15,166,185
Southwest Airlines Co.	39,914	1,753,821
Splunk Inc.(a)	40,477	6,679,919
Square Inc., Class A(a)	89,670	19,365,133
SS&C Technologies Holdings Inc.	61,082	3,840,836
Stanley Black & Decker Inc.	37,038	6,425,723
Starbucks Corp.	286,352	27,721,737
State Street Corp.	88,551	6,198,570
Steel Dynamics Inc.	47,245	1,619,086
Stryker Corp.	82,278	18,184,261
Sun Communities Inc.	20,647	2,955,205
Sunrun Inc.(a)	31,849	2,206,180
SVB Financial Group(a)	13,365	5,850,930
Synchrony Financial	130,688	4,397,651
Synopsys Inc.(a)	35,468	9,060,301
Sysco Corp.	117,629	8,411,650
T-Mobile U.S. Inc.(a)	133,163	16,789,191
T Rowe Price Group Inc.	54,784	8,572,600
Take-Two Interactive Software Inc.(a)	28,737	5,760,332
Target Corp.	122,405	22,176,114
TE Connectivity Ltd.	83,931	10,105,292
Teladoc Health Inc.(a)	26,410	6,967,750
Teledyne Technologies Inc.(a)	8,984	3,207,378
Teleflex Inc.	9,876	3,729,474
Teradyne Inc.	41,142	4,668,794
Tesla Inc.(a)	180,747	143,428,167
Texas Instruments Inc.	220,996	36,616,827
Textron Inc.	63,256	2,862,967
Thermo Fisher Scientific Inc.	96,420	49,145,274
TJX Companies Inc. (The)	294,457	18,857,026

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Tractor Supply Co.	29,638	$4,200,890
Trade Desk Inc. (The), Class A(a)	10,366	7,940,252
Tradeweb Markets Inc., Class A	19,176	1,165,709
TransDigm Group Inc.(a)	12,512	6,922,639
TransUnion	46,721	4,066,596
Travelers Companies Inc. (The)	61,560	8,390,628
Trimble Inc.(a)	64,463	4,248,756
Truist Financial Corp.	327,898	15,732,546
Twilio Inc., Class A(a)	30,649	11,016,170
Twitter Inc.(a)	190,733	9,637,738
Tyler Technologies Inc.(a)	9,063	3,831,746
Tyson Foods Inc., Class A	72,055	4,633,857
U.S. Bancorp	319,775	13,702,359
Uber Technologies Inc.(a)	235,723	12,005,372
UDR Inc.	73,005	2,807,042
UGI Corp.	44,773	1,611,380
Ulta Beauty Inc.(a)	13,528	3,784,593
Union Pacific Corp.	163,480	32,282,396
United Parcel Service Inc., Class B	171,521	26,585,755
United Rentals Inc.(a)	18,707	4,545,988
UnitedHealth Group Inc.	229,955	76,708,389
Universal Health Services Inc., Class B	18,069	2,252,843
Vail Resorts Inc.	10,405	2,767,314
Valero Energy Corp.	99,962	5,640,856
Varian Medical Systems Inc.(a)	22,540	3,957,348
Veeva Systems Inc., Class A(a)	33,166	9,168,409
Ventas Inc.	91,157	4,199,603
VEREIT Inc.	45,828	1,614,520
VeriSign Inc.(a)	26,276	5,099,383
Verisk Analytics Inc.	40,078	7,354,313
Verizon Communications Inc.	1,007,041	55,135,495
Vertex Pharmaceuticals Inc.(a)	63,209	14,479,918
VF Corp.	79,715	6,127,692
ViacomCBS Inc., Class B, NVS	136,484	6,619,474
Viatris Inc.(a)	297,600	5,056,224
VICI Properties Inc.	100,826	2,548,881
Visa Inc., Class A	401,227	77,537,118
Vistra Corp.	94,237	1,881,913
VMware Inc., Class A(a)(c)	19,856	2,737,150
Vornado Realty Trust	50,614	2,012,413
Voya Financial Inc.	22,254	1,234,207
Vulcan Materials Co.	32,277	4,813,792
Walmart Inc.	343,018	48,190,599
Walgreens Boots Alliance Inc.	178,448	8,967,012
Walt Disney Co. (The)(a)	437,755	73,617,258
Waste Management Inc.	104,601	11,644,183
Waters Corp.(a)	15,650	4,142,086
Wayfair Inc., Class A(a)(c)	16,202	4,412,129
WEC Energy Group Inc.	76,886	6,835,165
Wells Fargo & Co.	938,746	28,049,730
Welltower Inc.	99,118	6,006,551
West Pharmaceutical Services Inc.	18,004	5,392,018
Western Digital Corp.	72,706	4,102,800
Western Union Co. (The)	107,602	2,396,297
Westinghouse Air Brake Technologies Corp.	48,576	3,604,825
Westrock Co.	65,586	2,717,228
Weyerhaeuser Co.	173,102	5,399,051
Whirlpool Corp.	16,731	3,096,741
Williams Companies Inc. (The)	300,881	6,387,704
Willis Towers Watson PLC	31,428	6,377,998

Security	Shares	Value

United States (continued)
Workday Inc., Class A(a)	41,089	$9,348,980
WP Carey Inc.	35,031	2,326,058
WR Berkley Corp.	34,100	2,118,974
WW Grainger Inc.	10,965	3,995,536
Wynn Resorts Ltd.	24,842	2,472,524
Xcel Energy Inc.	125,317	8,019,035
Xilinx Inc.	60,935	7,956,283
XPO Logistics Inc.(a)	25,455	2,810,487
Xylem Inc./NY	46,368	4,478,685
Yum! Brands Inc.	72,666	7,374,872
Zebra Technologies Corp., Class A(a)	13,881	5,383,468
Zendesk Inc.(a)	18,498	2,668,152
Zillow Group Inc., Class C, NVS(a)	45,485	5,933,973
Zimmer Biomet Holdings Inc.	50,976	7,833,482
Zoetis Inc.	117,458	18,117,896
Zoom Video Communications Inc., Class A(a)	42,035	15,639,962
Zscaler Inc.(a)	15,950	3,185,215

		8,062,081,170

Total Common Stocks — 98.3% (Cost: $10,673,850,105)		14,072,910,092

Investment Companies

Exchange Traded Funds — 0.9%
iShares MSCI India ETF(c)(g)	3,339,365	130,702,746

Total Investment Companies — 0.9% (Cost: $109,334,551)		130,702,746

Preferred Stocks

Brazil — 0.2%
Banco Bradesco SA, Preference Shares, NVS	1,235,917	5,600,364
Cia. Energetica de Minas Gerais, Preference Shares, NVS	378,484	949,719
Gerdau SA, Preference Shares, NVS	210,300	895,549
Itau Unibanco Holding SA, Preference Shares, NVS	1,066,058	5,533,602
Itausa SA, Preference Shares, NVS	1,119,684	2,175,896
Lojas Americanas SA, Preference Shares, NVS	278,428	1,228,505
Petroleo Brasileiro SA, Preference Shares, NVS	1,417,400	6,928,963

		23,312,598

Chile — 0.0%
Sociedad Quimica y Minera de Chile SA, Class B,
Preference Shares	26,459	1,342,317

Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	152,077	1,346,336

Germany — 0.2%
Bayerische Motoren Werke AG, Preference Shares, NVS	4,823	316,118
Fuchs Petrolub SE, Preference Shares, NVS	16,341	931,488
Henkel AG & Co. KGaA, Preference Shares, NVS	44,106	4,581,464
Porsche Automobil Holding SE, Preference Shares, NVS	50,192	3,506,250
Sartorius AG, Preference Shares, NVS	10,153	5,064,702
Volkswagen AG, Preference Shares, NVS	51,671	9,820,536

		24,220,558

Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	1,098,102	521,627

30	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS	1,430,900	$758,020

South Korea — 0.1%
Samsung Electronics Co. Ltd., Preference Shares, NVS	204,388	13,356,663

Total Preferred Stocks — 0.5% (Cost: $50,951,439)		64,858,119

Rights

Brazil — 0.0%
Lojas Americanas SA (Expires 02/04/21)(a)	2,604	2,194

South Korea — 0.0%
Hanwha Solutions Corp. (Expires 02/25/21)(a)	3,531	15,467

Spain — 0.0%
ACS Actividades de Construccion y Servicios SA (Expires 02/10/21)(a)	74,286	36,642

Total Rights — 0.0% (Cost: $40,798)		54,303

Short-Term Investments

Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(g)(h)(i)	163,844,581	163,942,888

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(g)(h)	9,110,000	$9,110,000

		173,052,888

Total Short-Term Investments — 1.2% (Cost: $172,912,561)		173,052,888

Total Investments in Securities — 100.9% (Cost: $11,007,089,454)		14,441,578,148

Other Assets, Less Liabilities — (0.9)%		(130,046,307)

Net Assets — 100.0%		$14,311,531,841

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Rounds to less than $1.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$248,935,613	$—	$(84,870,484	)(a)	$(39,978)	$(82,263)	$163,942,888	163,844,581	$575,530	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	19,200,000	—	(10,090,000	)(a)	—	—	9,110,000	9,110,000	11,050		—
BlackRock Inc.	20,811,912	1,748,837	(1,317,480)		608,505	4,149,544	26,001,318	37,078	268,998		—
iShares MSCI India ETF	110,802,862	—	(4,315,365)		(304,604)	24,519,853	130,702,746	3,339,365	105,601		—

					$263,923	$28,587,134	$329,756,952		$961,179		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI EAFE Index	82	03/19/21	$8,673	$(185,566)

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI ACWI ETF

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

MSCI Emerging Markets E-Mini Index	72	03/19/21	$4,774	$53,021
S&P 500 E-Mini Index	106	03/19/21	19,638	(162,479)

				$(295,024)

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$53,021

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$348,045

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended January 31, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$8,760,885

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(2,300,223)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$41,529,385

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

32	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI ACWI ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$14,072,258,573	$280,241	$371,278	$14,072,910,092
Investment Companies	130,702,746	—	—	130,702,746
Preferred Stocks	64,858,119	—	—	64,858,119
Rights	38,836	15,467	—	54,303
Money Market Funds	173,052,888	—	—	173,052,888

	$14,440,911,162	$295,708	$371,278	$14,441,578,148

Derivative financial instruments(a)
Assets
Futures Contracts	$53,021	$—	$—	$53,021
Liabilities
Futures Contracts	(348,045)	—	—	(348,045)

	$(295,024)	$—	$—	$(295,024)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) January 31, 2021	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.8%
Afterpay Ltd.(a)	3,306	$342,685
AMP Ltd.	98,745	112,507
Ampol Ltd.	10,614	213,118
APA Group	6,960	52,279
Aristocrat Leisure Ltd.	8,488	202,276
ASX Ltd.	1,740	95,841
Australia & New Zealand Banking Group Ltd.	32,190	585,584
Brambles Ltd.	25,056	203,200
Cochlear Ltd.	870	131,793
Coles Group Ltd.	13,050	182,330
Commonwealth Bank of Australia	17,487	1,120,445
Computershare Ltd.	11,658	128,534
Crown Resorts Ltd.	13,050	96,121
CSL Ltd.	5,394	1,124,526
Dexus	22,533	155,769
Evolution Mining Ltd.	20,097	72,934
Fortescue Metals Group Ltd.	30,885	516,347
Goodman Group	24,360	330,443
GPT Group (The)	27,927	92,565
Insurance Australia Group Ltd.	45,501	169,317
James Hardie Industries PLC(a)	7,134	201,372
Lendlease Corp. Ltd.	13,137	121,053
Macquarie Group Ltd.	5,481	552,576
Magellan Financial Group Ltd.	1,740	63,974
Medibank Pvt Ltd.	25,404	56,914
Mirvac Group	83,868	153,148
National Australia Bank Ltd.	38,541	696,092
Newcrest Mining Ltd.	10,005	192,830
Northern Star Resources Ltd.	11,658	114,938
QBE Insurance Group Ltd.	17,835	109,882
Ramsay Health Care Ltd.	1,305	63,049
REA Group Ltd.	1,566	176,238
Scentre Group	81,084	169,838
Seek Ltd.	11,745	252,768
Sonic Healthcare Ltd.	5,394	142,242
Stockland	53,766	183,571
Suncorp Group Ltd.	23,577	182,342
Sydney Airport(a)	31,263	137,203
Tabcorp Holdings Ltd.	44,034	134,802
Telstra Corp. Ltd.	34,887	83,513
Transurban Group	26,622	270,437
Treasury Wine Estates Ltd.	19,923	153,623
Vicinity Centres	52,200	61,477
Wesfarmers Ltd.	9,396	393,688
Westpac Banking Corp.	42,561	689,999
Woolworths Group Ltd.	13,311	417,298

		11,703,481
Austria — 0.1%
Erste Group Bank AG(a)	3,915	120,097
Raiffeisen Bank International AG(a)	4,411	86,654
Verbund AG	5,481	495,420

		702,171
Belgium — 0.2%
Anheuser-Busch InBev SA/NV	9,222	582,374
Elia Group SA/NV	1,044	125,948
Galapagos NV(a)	522	54,565
Groupe Bruxelles Lambert SA	1,577	156,682
KBC Group NV(a)	1,566	109,814

Security	Shares	Value

Belgium (continued)
UCB SA	957	$99,430
Umicore SA	5,829	331,209

		1,460,022
Brazil — 0.5%
Ambev SA	78,301	216,700
B3 SA - Brasil, Bolsa, Balcao	34,800	381,160
Banco Bradesco SA	1,651	6,544
Banco do Brasil SA	17,400	107,911
BB Seguridade Participacoes SA	17,400	88,151
CCR SA	43,500	96,565
Localiza Rent a Car SA	18,150	212,358
Lojas Renner SA	17,450	132,543
Magazine Luiza SA	34,800	161,069
Natura & Co. Holding SA(a)	17,400	156,352
Notre Dame Intermedica Participacoes SA	8,700	150,584
Suzano SA(a)	7,300	82,965
Telefonica Brasil SA	8,700	72,025
Ultrapar Participacoes SA	10,702	42,692
Vale SA	52,201	840,895
WEG SA	8,700	133,518

		2,882,032
Canada — 3.2%
Agnico Eagle Mines Ltd.	4,437	310,064
Alimentation Couche-Tard Inc., Class B	14,094	430,284
B2Gold Corp.	35,757	176,903
Bank of Montreal	7,047	524,726
Bank of Nova Scotia (The)	16,269	868,563
Barrick Gold Corp.	19,227	429,859
Bausch Health Cos Inc.(a)	4,002	102,223
BCE Inc.	5,394	229,027
BlackBerry Ltd.(a)	18,183	255,639
Brookfield Asset Management Inc., Class A	15,051	583,801
CAE Inc.	3,567	80,669
Cameco Corp.	27,057	336,981
Canadian Imperial Bank of Commerce	5,829	497,275
Canadian National Railway Co.	7,656	776,238
Canadian Pacific Railway Ltd.	1,131	380,385
Canadian Tire Corp. Ltd., Class A, NVS	1,392	180,678
Canopy Growth Corp.(a)	4,263	170,827
CCL Industries Inc., Class B, NVS	4,785	219,763
CGI Inc.(a)	2,349	188,479
Constellation Software Inc.	261	318,275
Dollarama Inc.	4,350	170,227
Enbridge Inc.	28,362	953,800
Fairfax Financial Holdings Ltd.	522	189,570
First Quantum Minerals Ltd.	17,922	298,829
Franco-Nevada Corp.	3,567	425,348
George Weston Ltd.	4,524	327,795
Great-West Lifeco Inc.	5,742	131,251
Hydro One Ltd.(b)	19,140	443,946
Intact Financial Corp.	1,566	172,849
Inter Pipeline Ltd.	30,972	311,066
Keyera Corp.	11,658	219,206
Kinross Gold Corp.	12,876	90,010
Kirkland Lake Gold Ltd.	4,350	167,333
Loblaw Companies Ltd.	3,480	168,218
Lundin Mining Corp.	48,807	435,555
Manulife Financial Corp.	15,573	281,727
Metro Inc.	5,307	229,654

34	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
National Bank of Canada	2,697	$151,735
Open Text Corp.	5,916	265,269
Pan American Silver Corp.	5,829	188,771
Pembina Pipeline Corp.	28,449	749,613
Power Corp. of Canada	6,845	159,518
Restaurant Brands International Inc.	4,350	251,169
RioCan REIT	9,831	131,059
Ritchie Bros Auctioneers Inc.	2,436	143,992
Rogers Communications Inc., Class B, NVS	4,872	220,097
Royal Bank of Canada	16,182	1,311,078
Shaw Communications Inc., Class B, NVS	11,745	201,718
Shopify Inc., Class A(a)	1,218	1,329,402
SSR Mining Inc.(a)	11,919	209,745
Sun Life Financial Inc.	5,133	237,473
TC Energy Corp.	8,787	377,013
TELUS Corp.	5,220	107,837
Thomson Reuters Corp.	4,872	397,670
Topicus.com Inc.(a)(c)	451	16,946
Toronto-Dominion Bank (The)	19,258	1,092,360
Wheaton Precious Metals Corp.	8,787	361,261
WSP Global Inc.	2,610	243,337
Yamana Gold Inc.	17,835	83,350

		20,307,456

Chile — 0.0%
Cencosud SA	64,206	111,809
Falabella SA	40,020	137,475

		249,284

China — 5.5%
360 Security Technology Inc., Class A	17,400	43,948
Agricultural Bank of China Ltd., Class H	696,000	251,333
Alibaba Group Holding Ltd., ADR(a)	20,619	5,233,721
Alibaba Health Information Technology Ltd.(a)	42,000	131,625
ANTA Sports Products Ltd.	9,000	148,920
Baidu Inc., ADR(a)	3,045	715,636
Bank of China Ltd., Class H	1,218,000	413,129
Bank of Communications Co. Ltd., Class A	69,600	48,189
Bank of Communications Co. Ltd., Class H	261,000	141,375
Bank of Nanjing Co. Ltd., Class A	34,800	43,219
Bank of Ningbo Co. Ltd., Class A	8,700	51,971
BeiGene Ltd., ADR(a)(d)	609	194,880
BYD Co. Ltd., Class H	7,000	214,319
CGN Power Co. Ltd., Class H(b)	771,000	166,056
China CITIC Bank Corp. Ltd., Class H	174,000	77,195
China Conch Venture Holdings Ltd.	43,500	207,294
China Construction Bank Corp., Class H	1,224,000	928,200
China Everbright Bank Co. Ltd., Class A	174,000	109,397
China Gas Holdings Ltd.	34,800	122,974
China Life Insurance Co. Ltd., Class H	174,000	369,370
China Mengniu Dairy Co. Ltd.	18,000	107,366
China Merchants Bank Co. Ltd., Class A	26,100	207,045
China Merchants Bank Co. Ltd., Class H	43,500	334,082
China Merchants Port Holdings Co. Ltd.	174,000	242,806
China Minsheng Banking Corp. Ltd., Class A	130,500	103,522
China Molybdenum Co. Ltd., Class H	261,000	164,937
China National Nuclear Power Co. Ltd., Class A	704,798	563,475
China Northern Rare Earth Group High-Tech Co. Ltd., Class A(a)	17,400	48,081
China Oilfield Services Ltd., Class H	348,000	385,527
China Overseas Land & Investment Ltd.	43,500	98,065

Security	Shares	Value

China (continued)
China Pacific Insurance Group Co. Ltd., Class A	17,400	$93,704
China Resources Beer Holdings Co. Ltd.	14,000	123,680
China Resources Gas Group Ltd.	26,000	130,103
China Resources Land Ltd.	22,000	87,673
China Tower Corp. Ltd., Class H(b)	696,000	100,533
China Vanke Co. Ltd., Class H	26,800	96,259
China Yangtze Power Co. Ltd., Class A	87,000	265,795
Chongqing Rural Commercial Bank Co. Ltd., Class H	174,000	74,951
Country Garden Holdings Co. Ltd.	87,000	105,134
Country Garden Services Holdings Co. Ltd.	15,000	122,552
CSPC Pharmaceutical Group Ltd.	174,000	177,728
ENN Energy Holdings Ltd.	26,100	404,602
Foshan Haitian Flavouring & Food Co. Ltd., Class A	10,340	316,461
Fosun International Ltd.	87,000	132,399
Geely Automobile Holdings Ltd.	87,000	318,094
Great Wall Motor Co. Ltd., Class H	87,000	272,652
Guangzhou Baiyun International Airport Co. Ltd., Class A	8,700	18,625
Huazhu Group Ltd., ADR	3,480	168,780
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	34,800	100,213
Iflytek Co. Ltd., Class A	8,700	63,140
Industrial & Commercial Bank of China Ltd., Class H	783,000	499,861
Industrial Bank Co. Ltd., Class A	87,098	312,337
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	17,400	119,392
Innovent Biologics Inc.(a)(b)	43,500	497,056
JD.com Inc., ADR(a)	10,005	887,343
Jiangsu Expressway Co. Ltd., Class H	174,000	201,964
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	8,700	275,533
Kweichow Moutai Co. Ltd., Class A	800	262,812
Li Ning Co. Ltd.	43,500	272,371
Meituan, Class B(a)	39,100	1,794,177
Muyuan Foods Co. Ltd., Class A	14,440	199,284
NetEase Inc., ADR	5,307	610,252
New Oriental Education & Technology Group Inc., ADR(a)	1,971	330,143
NIO Inc., ADR(a)	16,095	917,415
People’s Insurance Co. Group of China Ltd. (The), Class H	261,000	80,449
PICC Property & Casualty Co. Ltd., Class H	174,000	127,013
Pinduoduo Inc., ADR(a)	4,350	720,838
Ping An Healthcare and Technology Co. Ltd.(a)(b)	8,700	108,107
Ping An Insurance Group Co. of China Ltd., Class A	8,700	106,804
Ping An Insurance Group Co. of China Ltd., Class H	64,500	759,474
Postal Savings Bank of China Co. Ltd., Class H(b)	174,000	124,320
Sany Heavy Industry Co. Ltd., Class A	52,200	327,868
SF Holding Co. Ltd., Class A	17,400	267,389
Shanghai International Airport Co. Ltd., Class A	8,700	106,696
Shanghai International Port Group Co. Ltd., Class A	52,399	35,873
Shenzhen International Holdings Ltd.	120,500	198,610
Shenzhen Investment Ltd.	348,000	115,344
Shenzhou International Group Holdings Ltd.	8,700	170,660
Sichuan Chuantou Energy Co. Ltd., Class A	78,300	133,100
Sino Biopharmaceutical Ltd.	261,000	243,367
Sunac China Holdings Ltd.	87,000	324,826
Sunny Optical Technology Group Co. Ltd.	8,700	229,117
TAL Education Group, ADR(a)	4,959	381,248
Tencent Holdings Ltd.	60,900	5,352,612
Trip.com Group Ltd., ADR(a)(d)	6,351	202,152
Vipshop Holdings Ltd., ADR(a)	6,438	176,530
Wens Foodstuffs Group Co. Ltd., Class A	36,440	95,942
Wuliangye Yibin Co. Ltd., Class A	8,700	393,209
Wuxi Biologics Cayman Inc.(a)(b)	30,000	422,113
Xiaomi Corp., Class B(a)(b)	156,600	589,735

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	34,800	$232,247
Yintai Gold Co. Ltd., Class A	66,500	82,484
Yum China Holdings Inc.	4,986	282,756
Zai Lab Ltd., ADR(a)	1,740	278,522
Zhejiang Expressway Co. Ltd., Class H	174,000	140,702
Zhejiang Semir Garment Co. Ltd., Class A	17,400	23,257
ZTO Express Cayman Inc., ADR	6,525	215,847

		35,269,886

Colombia — 0.1%
Grupo de Inversiones Suramericana SA	49,677	316,727
Interconexion Electrica SA ESP	34,800	225,394

		542,121

Denmark — 0.6%
Ambu A/S, Series B	2,784	132,106
Carlsberg A/S, Class B	930	136,751
Chr Hansen Holding A/S(a)	1,740	158,197
Coloplast A/S, Class B	957	143,409
Danske Bank A/S(a)	10,788	185,468
Genmab A/S(a)	783	313,354
Novo Nordisk A/S, Class B	20,793	1,444,845
Novozymes A/S, Class B	3,567	215,115
Orsted A/S(b)	3,132	597,034
Pandora A/S	1,740	168,600
Vestas Wind Systems A/S	2,697	587,684

		4,082,563

Finland — 0.3%
Kone OYJ, Class B	3,393	267,610
Neste OYJ	10,005	708,398
Nokia OYJ(a)	62,640	301,666
Nordea Bank OYJ Abp(a)	23,751	193,502
Sampo OYJ, Class A	4,959	208,936
Wartsila OYJ Abp	14,268	140,511

		1,820,623

France — 2.6%
Aeroports de Paris(a)	1,044	120,494
Airbus SE(a)	7,308	738,690
Alstom SA(a)	3,306	180,178
Atos SE(a)	2,610	201,288
AXA SA	22,272	495,166
BioMerieux	522	80,858
BNP Paribas SA(a)	11,049	533,984
Bureau Veritas SA(a)	5,742	151,308
Capgemini SE	2,523	366,291
CNP Assurances(a)	7,047	107,189
Danone SA	8,178	546,052
Dassault Aviation SA(a)	87	91,163
Dassault Systemes SE	1,479	296,029
Edenred	2,382	129,560
Eiffage SA(a)	1,740	158,418
EssilorLuxottica SA	3,863	549,100
Eurofins Scientific SE(a)	870	83,690
Gecina SA	761	108,726
Getlink SE(a)	11,397	176,124
Hermes International	348	356,239
Ipsen SA	783	68,539
Kering SA	957	629,696
Klepierre SA	4,611	111,310
Legrand SA	4,437	409,140
L’Oreal SA	3,307	1,165,527

Security	Shares	Value

France (continued)
LVMH Moet Hennessy Louis Vuitton SE	2,958	$1,790,728
Natixis SA(a)	26,709	101,338
Orange SA	13,050	153,852
Pernod Ricard SA	2,784	526,621
Publicis Groupe SA	1,914	99,431
Renault SA(a)	3,828	163,888
Safran SA(a)	3,915	495,134
Sanofi	13,485	1,263,943
Sartorius Stedim Biotech	609	255,257
Schneider Electric SE	7,144	1,049,755
SCOR SE(a)	1,950	59,463
Societe Generale SA(a)	13,572	254,551
Sodexo SA(a)	2,001	178,582
STMicroelectronics NV	9,483	383,300
Teleperformance	696	228,473
Thales SA	1,653	148,970
Ubisoft Entertainment SA(a)	1,566	156,769
Unibail-Rodamco-Westfield(d)	2,654	224,092
Vinci SA	8,613	801,328
Vivendi SA	11,832	363,967
Worldline SA(a)(b)	3,369	286,755

		16,840,956

Germany — 2.2%
adidas AG(a)	2,088	664,618
Allianz SE, Registered	5,655	1,281,441
Aroundtown SA	15,399	107,310
BASF SE	6,786	526,234
Bayer AG, Registered	10,353	627,824
Bayerische Motoren Werke AG	6,351	540,185
Beiersdorf AG	1,305	143,229
Brenntag AG	1,740	136,856
Continental AG	1,827	256,921
Daimler AG, Registered	11,223	792,456
Delivery Hero SE(a)(b)	1,653	252,033
Deutsche Bank AG, Registered(a)	26,709	271,564
Deutsche Boerse AG	2,523	406,445
Deutsche Post AG, Registered	7,656	379,585
Deutsche Telekom AG, Registered	38,280	683,644
Deutsche Wohnen SE	4,002	198,760
E.ON SE	15,312	162,400
Fresenius Medical Care AG & Co. KGaA	1,479	120,029
Fresenius SE & Co. KGaA	5,481	244,847
GEA Group AG	2,958	102,563
HelloFresh SE(a)	2,697	228,706
Infineon Technologies AG	18,009	724,746
KION Group AG	93	8,063
Merck KGaA	1,653	276,533
MTU Aero Engines AG	783	182,643
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	2,235	594,108
Puma SE(a)	1,422	139,555
SAP SE	12,267	1,561,853
Siemens AG, Registered	9,570	1,487,506
Siemens Healthineers AG(b)	2,175	122,291
Symrise AG	2,436	303,940
Telefonica Deutschland Holding AG	41,151	113,037
Vonovia SE	6,003	402,138
Zalando SE(a)(b)	2,436	280,324

		14,324,387

36	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Greece — 0.0%
OPAP SA	5,625	$69,158

Hong Kong — 0.9%
AIA Group Ltd.	139,200	1,683,035
BOC Hong Kong Holdings Ltd.	43,500	130,155
Budweiser Brewing Co. APAC Ltd.(b)	43,500	146,143
CK Asset Holdings Ltd.	43,500	218,514
CK Hutchison Holdings Ltd.	43,500	301,263
Galaxy Entertainment Group Ltd.	25,000	189,583
Hang Seng Bank Ltd.(d)	8,700	157,420
Hong Kong & China Gas Co. Ltd.	206,936	297,306
Hong Kong Exchanges & Clearing Ltd.	10,500	673,562
Hongkong Land Holdings Ltd.	26,100	120,843
Jardine Strategic Holdings Ltd.	8,700	226,113
Link REIT	17,400	151,922
Melco Resorts & Entertainment Ltd., ADR	7,482	119,637
MTR Corp. Ltd.	43,500	253,297
Power Assets Holdings Ltd.	43,500	231,698
Sands China Ltd.	34,800	138,458
Sun Hung Kai Properties Ltd.	18,500	252,907
Swire Properties Ltd.	34,800	101,206
Techtronic Industries Co. Ltd.	11,500	173,230

		5,566,292

India — 1.1%
Adani Ports & Special Economic Zone Ltd.	11,136	77,796
Asian Paints Ltd.	7,221	238,260
Axis Bank Ltd.(a)	19,671	178,727
Bajaj Auto Ltd.	2,088	114,640
Bajaj Finance Ltd.	2,459	159,570
Bandhan Bank Ltd.(a)(b)	10,624	45,060
Bharti Airtel Ltd.	34,365	260,752
Dabur India Ltd.	33,446	235,878
DLF Ltd.	26,100	91,382
Godrej Consumer Products Ltd.	6,525	66,596
HCL Technologies Ltd.	18,096	226,696
HDFC Life Insurance Co. Ltd.(a)(b)	6,525	60,631
Hero MotoCorp Ltd.	1,740	77,653
Hindustan Unilever Ltd.	11,832	367,139
Housing Development Finance Corp. Ltd.	14,268	465,001
ICICI Bank Ltd.(a)	31,146	229,241
ICICI Bank Ltd., ADR, NVS(a)	14,877	224,643
Infosys Ltd.	42,891	728,400
ITC Ltd.	67,599	188,315
Kotak Mahindra Bank Ltd.(a)	6,278	147,394
Lupin Ltd.	6,525	90,112
Mahindra & Mahindra Ltd., GDR	3,132	32,729
Maruti Suzuki India Ltd.	1,218	120,308
Nestle India Ltd.	1,131	264,458
Petronet LNG Ltd.	90,828	295,042
REC Ltd.	42,717	77,577
Reliance Industries Ltd.	29,493	744,581
SBI Life Insurance Co. Ltd.(a)(b)	6,525	77,310
Sun Pharmaceutical Industries Ltd.	9,135	73,396
Tata Consultancy Services Ltd.	11,157	475,786
Tata Motors Ltd.(a)	54,726	197,047
Tech Mahindra Ltd.	7,743	102,030
Titan Co. Ltd.	5,307	103,310
United Spirits Ltd.(a)	6,525	51,755
Wipro Ltd.	6,525	37,374
Wipro Ltd., ADR	18,100	111,315

Security	Shares	Value

India (continued)
Zee Entertainment Enterprises Ltd.	87	$262

		7,038,166

Indonesia — 0.2%
Astra International Tbk PT	452,400	196,696
Bank Central Asia Tbk PT	121,800	293,431
Bank Mandiri Persero Tbk PT	287,100	134,546
Bank Rakyat Indonesia Persero Tbk PT	574,200	171,073
Charoen Pokphand Indonesia Tbk PT	191,400	78,443
Gudang Garam Tbk PT(a)	26,100	70,180
Telkom Indonesia Persero Tbk PT	1,400,700	310,490
Unilever Indonesia Tbk PT	217,500	107,355

		1,362,214

Ireland — 0.4%
Flutter Entertainment PLC(a)	1,668	311,770
Horizon Therapeutics PLC(a)	2,262	163,950
Kerry Group PLC, Class A	2,001	272,030
Kingspan Group PLC(a)	1,653	112,461
Linde PLC	5,394	1,323,688
STERIS PLC	522	97,671
Trane Technologies PLC	3,306	473,915

		2,755,485

Israel — 0.3%
Azrieli Group Ltd.	1,914	118,043
Bank Hapoalim BM(a)	24,411	174,401
Bank Leumi Le-Israel BM	19,881	124,435
Check Point Software Technologies Ltd.(a)	1,740	222,268
Elbit Systems Ltd.	1,479	206,364
Isracard Ltd.	0	1
Israel Discount Bank Ltd., Class A	46,224	181,633
Mizrahi Tefahot Bank Ltd.	12,528	295,634
Nice Ltd.(a)	1,392	361,249
Teva Pharmaceutical Industries Ltd., ADR(a)(d)	16,008	188,574
Wix.com Ltd.(a)(d)	696	171,947

		2,044,549

Italy — 0.6%
Assicurazioni Generali SpA(a)	17,400	297,852
Atlantia SpA(a)	12,441	198,077
CNH Industrial NV(a)	16,182	207,506
DiaSorin SpA	261	57,266
Ferrari NV	1,653	345,918
Intesa Sanpaolo SpA(a)	188,442	413,279
Mediobanca Banca di Credito Finanziario SpA(a)	14,355	128,427
Moncler SpA(a)	3,306	187,207
Nexi SpA(a)(b)	11,484	204,396
Poste Italiane SpA(b)	26,970	264,617
Recordati Industria Chimica e Farmaceutica SpA	1,044	54,184
Snam SpA	101,616	534,306
Tenaris SA	25,578	199,810
Terna Rete Elettrica Nazionale SpA	48,807	355,418
UniCredit SpA(a)	21,750	199,687

		3,647,950

Japan — 6.7%
Alfresa Holdings Corp.	8,700	173,260
Amada Co. Ltd.	26,100	292,922
Asahi Group Holdings Ltd.	8,700	350,011
Astellas Pharma Inc.	26,700	431,632
Canon Inc.	17,400	381,339
Central Japan Railway Co.	1,900	268,590
Chiba Bank Ltd. (The)	17,400	94,566

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Chugai Pharmaceutical Co. Ltd.	8,700	$454,715
Concordia Financial Group Ltd.	87,000	314,943
Dai-ichi Life Holdings Inc.	17,400	263,589
Daiichi Sankyo Co. Ltd.	17,400	559,253
Daikin Industries Ltd.	2,900	612,298
Daiwa House Industry Co. Ltd.	8,700	246,346
Daiwa Securities Group Inc.	43,500	206,583
Denso Corp.	3,800	210,770
Dentsu Group Inc.	8,700	275,472
East Japan Railway Co.	3,200	210,593
FANUC Corp.	2,200	575,032
Fast Retailing Co. Ltd.	500	428,960
Hitachi Ltd.	8,700	357,822
Honda Motor Co. Ltd.	17,400	459,452
Hoya Corp.	8,700	1,113,105
Hulic Co. Ltd.	26,100	295,166
Iida Group Holdings Co. Ltd.	8,700	191,708
Isuzu Motors Ltd.	17,400	166,197
ITOCHU Corp.	17,400	498,176
Japan Post Holdings Co. Ltd.	26,100	207,389
Japan Tobacco Inc.	22,500	446,475
Kajima Corp.	17,400	232,842
Kansai Paint Co. Ltd.	13,100	386,012
Kao Corp.	8,700	631,299
KDDI Corp.	17,400	511,721
Keikyu Corp.	8,700	139,273
Keisei Electric Railway Co. Ltd.	8,700	294,584
Keyence Corp.	1,800	965,204
Kirin Holdings Co. Ltd.	8,700	186,639
Komatsu Ltd.	8,700	237,870
Kubota Corp.	8,700	191,044
Kyocera Corp.	3,100	198,356
M3 Inc.	8,700	732,181
Marubeni Corp.	52,200	346,172
Medipal Holdings Corp.	17,400	355,828
Mitsubishi Corp.	8,700	220,003
Mitsubishi Electric Corp.	26,100	397,502
Mitsubishi Estate Co. Ltd.	17,400	274,558
Mitsubishi Heavy Industries Ltd.	8,700	249,129
Mitsubishi UFJ Financial Group Inc.	156,600	701,966
Mitsubishi UFJ Lease & Finance Co. Ltd.	26,100	127,639
Mitsui & Co. Ltd.	60,900	1,126,442
Mitsui Fudosan Co. Ltd.	8,700	176,044
Mizuho Financial Group Inc.	34,800	458,205
MS&AD Insurance Group Holdings Inc.	8,700	249,628
Murata Manufacturing Co. Ltd.	8,700	835,556
Nexon Co. Ltd.	8,700	264,669
Nidec Corp.	8,700	1,150,915
Nintendo Co. Ltd.	1,200	694,360
Nippon Paint Holdings Co. Ltd.	2,500	224,939
Nippon Telegraph & Telephone Corp.	17,400	435,104
Nomura Holdings Inc.	52,200	275,073
NTT Data Corp.	17,400	249,628
Obayashi Corp.	26,100	218,383
Olympus Corp.	17,400	314,029
Omron Corp.	2,100	185,338
Oriental Land Co. Ltd.	2,200	343,569
ORIX Corp.	17,400	278,380
Otsuka Holdings Co. Ltd.	8,700	370,786
Panasonic Corp.	26,100	336,923

Security	Shares	Value

Japan (continued)
Rakuten Inc.(a)	26,100	$256,525
Recruit Holdings Co. Ltd.	17,400	754,867
Resona Holdings Inc.	69,600	241,318
Ricoh Co. Ltd.	30,800	232,408
Santen Pharmaceutical Co. Ltd.	17,400	287,687
SBI Holdings Inc.	8,700	216,721
Secom Co. Ltd.	2,800	253,456
Sega Sammy Holdings Inc.	8,700	138,525
Sekisui House Ltd.	8,700	167,776
Seven & i Holdings Co. Ltd.	8,700	329,153
Shimizu Corp.	26,100	183,731
Shin-Etsu Chemical Co. Ltd.	6,700	1,163,117
Shiseido Co. Ltd.	8,700	564,156
Shizuoka Bank Ltd. (The)	17,400	126,310
SMC Corp.	600	363,112
Softbank Corp.	26,100	343,280
SoftBank Group Corp.	17,400	1,347,526
Sompo Holdings Inc.	8,700	346,272
Sony Corp.	17,400	1,670,280
Subaru Corp.	11,700	224,177
Sumitomo Corp.	34,800	461,031
Sumitomo Mitsui Financial Group Inc.	17,400	539,309
Sumitomo Mitsui Trust Holdings Inc.	8,700	260,265
Sumitomo Realty & Development Co. Ltd.	8,700	262,508
T&D Holdings Inc.	17,400	201,597
Taisei Corp.	8,700	281,289
Takeda Pharmaceutical Co. Ltd.	20,175	712,614
Terumo Corp.	8,700	337,796
Tokio Marine Holdings Inc.	8,700	426,545
Tokyo Electron Ltd.	1,500	570,371
Toshiba Corp.	8,700	283,781
Toyota Industries Corp.	8,700	683,901
Toyota Motor Corp.	26,100	1,819,858
Toyota Tsusho Corp.	8,700	339,457
Unicharm Corp.	8,700	390,563
Yokogawa Electric Corp.	8,700	187,387
Z Holdings Corp.	34,800	216,189

		42,839,015

Jersey — 0.0%
Novocure Ltd.(a)	870	140,035

Kuwait — 0.1%
Kuwait Finance House KSCP	47,556	112,294
Mobile Telecommunications Co. KSC	176,743	369,479
National Bank of Kuwait SAKP	36,018	103,843

		585,616

Malaysia — 0.2%
CIMB Group Holdings Bhd	78,300	74,378
Dialog Group Bhd	365,400	274,784
IHH Healthcare Bhd	60,900	76,982
Malayan Banking Bhd	60,900	117,657
Petronas Dagangan Bhd	69,600	333,323
PPB Group Bhd	62,720	287,030
Public Bank Bhd	127,500	132,152
Top Glove Corp. Bhd(d)	87,000	145,054

		1,441,360

Mexico — 0.2%
America Movil SAB de CV, Series L, NVS	269,701	182,303
Coca-Cola Femsa SAB de CV	17,400	76,506

38	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Mexico (continued)
Fibra Uno Administracion SA de CV	104,400	$118,165
Fomento Economico Mexicano SAB de CV	17,400	120,196
Grupo Aeroportuario del Pacifico SAB de CV, Class B(a)	8,700	88,878
Grupo Aeroportuario del Sureste SAB de CV, Class B(a)	6,960	111,000
Grupo Financiero Banorte SAB de CV, Class O(a)	35,001	175,788
Promotora y Operadora de Infraestructura SAB de CV	6,985	53,211
Wal-Mart de Mexico SAB de CV	69,600	200,814

		1,126,861

Netherlands — 1.3%
Adyen NV(a)(b)	174	363,490
Aegon NV	35,931	148,506
Akzo Nobel NV	2,175	221,539
Argenx SE(a)	696	203,952
ASML Holding NV	4,785	2,554,653
Davide Campari-Milano NV	20,880	225,158
Heineken NV	3,045	317,924
ING Groep NV(a)	43,848	392,873
Just Eat Takeaway.com NV(a)(b)	1,218	139,955
Koninklijke Ahold Delhaize NV	6,786	194,483
Koninklijke DSM NV	2,610	456,608
Koninklijke Philips NV(a)	9,848	537,857
Koninklijke Vopak NV	2,871	145,414
NN Group NV	3,741	155,891
NXP Semiconductors NV	3,808	611,070
Prosus NV	5,220	607,669
QIAGEN NV(a)	3,393	184,137
Randstad NV(a)	2,349	146,856
Stellantis NV	10,962	166,871
Stellantis NV New(a)	10,681	162,386
Wolters Kluwer NV	3,132	260,419

		8,197,711

New Zealand — 0.1%
a2 Milk Co. Ltd. (The)(a)	8,526	70,910
Fisher & Paykel Healthcare Corp. Ltd.	4,524	112,942
Meridian Energy Ltd.	68,730	354,166

		538,018

Norway — 0.4%
Adevinta ASA(a)	9,396	140,397
DNB ASA(a)	28,275	555,222
Gjensidige Forsikring ASA	16,617	384,682
Mowi ASA	16,838	374,147
Orkla ASA	22,486	219,314
Schibsted ASA, Class A(a)	809	30,628
Schibsted ASA, Class B(a)	3,741	121,245
Telenor ASA	22,707	377,125

		2,202,760

Peru — 0.1%
Credicorp Ltd.	348	52,315
Southern Copper Corp.	7,743	514,212

		566,527

Philippines — 0.1%
Ayala Land Inc.	182,700	143,266
BDO Unibank Inc.	41,780	87,510
International Container Terminal Services Inc.	41,020	101,106
Jollibee Foods Corp.	5,790	21,401
Megaworld Corp.	2,088,000	165,904
SM Prime Holdings Inc.	200,100	146,921

		666,108

Security	Shares	Value

Poland — 0.1%
Bank Polska Kasa Opieki SA(a)	5,220	$89,401
CD Projekt SA(a)	2,001	164,197
Powszechna Kasa Oszczednosci Bank Polski SA(a)	28,362	220,225
Powszechny Zaklad Ubezpieczen SA(a)	12,354	99,082

		572,905

Qatar — 0.1%
Barwa Real Estate Co.	307,110	277,474
Industries Qatar QSC	43,065	141,862
Mesaieed Petrochemical Holding Co.	362,877	201,279
Qatar National Bank QPSC	10,701	52,686

		673,301

Russia — 0.3%
Alrosa PJSC	84,910	112,425
Magnit PJSC, GDR(e)	9,108	135,891
Mobile TeleSystems PJSC, ADR	37,236	335,124
Moscow Exchange MICEX-RTS PJSC	117,110	243,981
Polymetal International PLC	6,363	138,332
Polyus PJSC	869	165,846
Sberbank of Russia PJSC	163,530	560,094
VTB Bank PJSC	490,000	238
X5 Retail Group NV, GDR(e)	3,480	124,901
Yandex NV, Class A(a)	2,825	179,188

		1,996,020

Saudi Arabia — 0.4%
Abdullah Al Othaim Markets Co.	2,871	95,528
Al Rajhi Bank	16,602	323,121
Alinma Bank(a)	87	379
Almarai Co.	10,701	154,063
Arab National Bank	20,010	108,512
Bank AlBilad	16,182	119,723
Bank Al-Jazira	6,525	23,555
Banque Saudi Fransi	13,050	117,078
Dar Al Arkan Real Estate Development Co.(a)	32,451	74,493
Emaar Economic City(a)	57,507	138,602
Etihad Etisalat Co.(a)	10,788	82,548
National Commercial Bank	23,055	264,926
Riyad Bank	24,099	137,112
SABIC Agri-Nutrients Co.	6,351	157,135
Samba Financial Group	28,275	227,285
Saudi British Bank (The)	19,575	139,868
Saudi Telecom Co.	10,788	325,589
Yanbu National Petrochemical Co.	11,397	194,470

		2,683,987

Singapore — 0.2%
Ascendas REIT	49,902	115,815
City Developments Ltd.	34,800	189,327
DBS Group Holdings Ltd.	17,400	330,142
Genting Singapore Ltd.	182,700	117,707
Oversea-Chinese Banking Corp. Ltd.	30,000	233,291
Singapore Technologies Engineering Ltd.	52,200	145,929
Singapore Telecommunications Ltd.	104,400	185,656
United Overseas Bank Ltd.	5,100	89,848
UOL Group Ltd.	26,100	143,962

		1,551,677

South Africa — 0.5%
Anglo American Platinum Ltd.	1,044	105,268
Discovery Ltd.	13,050	111,509
FirstRand Ltd.	87,261	276,986
Gold Fields Ltd.	13,311	131,629

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Africa (continued)
Growthpoint Properties Ltd.	174,000	$140,102
Kumba Iron Ore Ltd.	4,176	168,738
MTN Group Ltd.	21,315	88,644
Naspers Ltd., Class N	4,959	1,145,816
Nedbank Group Ltd.	8,112	65,958
NEPI Rockcastle PLC	22,882	139,093
Old Mutual Ltd.	107,184	92,426
Rand Merchant Investment Holdings Ltd.	39,150	78,495
Reinet Investments SCA	5,394	94,919
Sanlam Ltd.	42,108	161,299
Standard Bank Group Ltd.	18,357	153,539

		2,954,421

South Korea — 1.8%
Amorepacific Corp.	783	156,096
Celltrion Healthcare Co. Ltd.(a)	1,507	193,595
Celltrion Inc.(a)	1,194	345,839
CJ ENM Co. Ltd.	1,044	142,703
Coway Co. Ltd.(a)	1,305	81,314
GS Engineering & Construction Corp.	4,437	151,324
Hana Financial Group Inc.	4,200	122,591
HLB Inc.(a)	761	61,228
Hotel Shilla Co. Ltd.	1,131	81,797
Hyundai Mobis Co. Ltd.	1,044	296,326
Hyundai Motor Co.	1,914	391,834
Industrial Bank of Korea(a)	12,006	84,040
Kakao Corp.(a)	609	240,094
Kangwon Land Inc.	6,525	137,371
KB Financial Group Inc.(a)	4,450	160,321
Kia Motors Corp.	3,393	250,244
Korea Aerospace Industries Ltd.	2,232	61,956
KT&G Corp.(a)	4,350	311,881
LG Chem Ltd.	334	273,805
LG Household & Health Care Ltd.	174	242,194
Lotte Corp.	2,349	68,143
NAVER Corp.	1,520	466,083
NCSoft Corp.	350	298,185
Samsung Biologics Co. Ltd.(a)(b)	348	246,705
Samsung C&T Corp.	1,653	192,106
Samsung Electronics Co. Ltd.	55,946	4,101,173
Samsung Engineering Co. Ltd.(a)	8,178	90,290
Samsung Fire & Marine Insurance Co. Ltd.	696	104,531
Samsung Life Insurance Co. Ltd.	2,784	175,711
Samsung SDI Co. Ltd.	609	399,612
Samsung SDS Co. Ltd.	957	167,257
Shinhan Financial Group Co. Ltd.(a)	5,485	150,291
SK Holdings Co. Ltd.	1,392	387,012
SK Hynix Inc.	6,525	714,565
SK Telecom Co. Ltd.	553	120,626

		11,468,843

Spain — 0.6%
Aena SME SA(a)(b)	1,566	242,193
Amadeus IT Group SA	6,525	416,496
Banco Bilbao Vizcaya Argentaria SA	82,215	376,259
Banco Santander SA(a)	196,769	577,317
CaixaBank SA(a)	53,853	136,544
Cellnex Telecom SA(b)	3,567	209,354
Enagas SA	7,009	154,764
Ferrovial SA	9,776	235,221
Grifols SA	4,437	130,990

Security	Shares	Value

Spain (continued)
Iberdrola SA	31,755	$431,508
Iberdrola SA, New	433	5,881
Industria de Diseno Textil SA	14,790	440,045
Red Electrica Corp. SA	9,559	181,863
Siemens Gamesa Renewable Energy SA	5,307	218,505
Telefonica SA(a)	74,720	322,623

		4,079,563

Sweden — 0.9%
Alfa Laval AB(a)	5,106	134,598
Assa Abloy AB, Class B	14,268	354,707
Atlas Copco AB, Class A	4,527	247,474
Atlas Copco AB, Class B	7,514	354,298
Boliden AB	14,094	465,258
Evolution Gaming Group AB(b)	2,088	204,425
Hennes & Mauritz AB, Class B(a)	11,136	239,281
Hexagon AB, Class B	3,567	313,430
ICA Gruppen AB	2,958	148,885
Industrivarden AB, Class C(a)	9,570	306,151
Investor AB, Class B	11,571	853,392
Kinnevik AB, Class B	4,872	240,250
Nibe Industrier AB, Class B	3,567	119,677
Sandvik AB(a)	17,962	450,206
Skandinaviska Enskilda Banken AB, Class A(a)	7,569	83,008
Skanska AB, Class B	5,829	151,558
Svenska Cellulosa AB SCA, Class B(a)	3,132	55,436
Svenska Handelsbanken AB, Class A(a)	10,179	102,394
Swedish Match AB	1,566	121,437
Telefonaktiebolaget LM Ericsson, Class B	26,970	342,040
Telia Co. AB	32,190	141,812
Volvo AB, Class B(a)	21,228	526,970

		5,956,687

Switzerland — 2.5%
ABB Ltd., Registered	19,662	582,168
Adecco Group AG, Registered	2,349	147,446
Alcon Inc.(a)	4,437	319,209
Cie. Financiere Richemont SA, Class A, Registered	6,090	567,378
Coca-Cola HBC AG	5,742	170,551
Credit Suisse Group AG, Registered	25,143	332,235
EMS-Chemie Holding AG, Registered	87	82,247
Geberit AG, Registered	348	213,432
Givaudan SA, Registered	136	549,748
Julius Baer Group Ltd.	3,219	195,398
Kuehne + Nagel International AG, Registered	870	198,625
Logitech International SA, Registered	2,349	245,198
Lonza Group AG, Registered	696	445,953
Nestle SA, Registered	31,059	3,492,741
Novartis AG, Registered	22,794	2,063,400
Partners Group Holding AG	174	206,253
Roche Holding AG, NVS	7,743	2,673,407
Schindler Holding AG, Participation Certificates, NVS	1,044	276,374
SGS SA, Registered	87	264,931
Siemens Energy AG(a)	7,588	281,907
Sika AG, Registered	2,349	640,060
Sonova Holding AG, Registered(a)	525	127,119
Straumann Holding AG, Registered	87	96,780
Swatch Group AG (The), Bearer	609	175,936
Swiss Life Holding AG, Registered	348	159,174
Swiss Re AG	3,132	276,937
Temenos AG, Registered	1,479	187,618

40	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
UBS Group AG, Registered	39,009	$564,569
Vifor Pharma AG	870	118,530
Zurich Insurance Group AG	1,392	557,363

		16,212,687

Taiwan — 1.8%
Acer Inc.	87,000	84,041
Cathay Financial Holding Co. Ltd.	269,253	383,651
China Development Financial Holding Corp.	348,000	110,853
China Life Insurance Co. Ltd.	108,345	87,829
Chunghwa Telecom Co. Ltd.	87,000	335,542
CTBC Financial Holding Co. Ltd.	348,400	236,393
Delta Electronics Inc.	21,000	211,856
E.Sun Financial Holding Co. Ltd.	184,936	155,861
Fubon Financial Holding Co. Ltd.	174,000	283,035
Hon Hai Precision Industry Co. Ltd.	124,720	496,609
Hotai Motor Co. Ltd.	5,000	101,241
MediaTek Inc.	16,000	499,955
Mega Financial Holding Co. Ltd.	174,000	174,917
Ruentex Development Co. Ltd.	174,000	240,782
Shin Kong Financial Holding Co. Ltd.	460,439	132,364
SinoPac Financial Holdings Co. Ltd.	435,200	170,179
Synnex Technology International Corp.	174,000	280,861
Taishin Financial Holding Co. Ltd.	472,001	210,696
Taiwan Cooperative Financial Holding Co. Ltd.	89,740	61,370
Taiwan Mobile Co. Ltd.	87,000	298,880
Taiwan Semiconductor Manufacturing Co. Ltd.	282,000	5,951,683
Uni-President Enterprises Corp.	174,000	422,534
United Microelectronics Corp.	79,000	141,059
Yuanta Financial Holding Co. Ltd.	696,600	495,039

		11,567,230

Thailand — 0.2%
Airports of Thailand PCL, NVDR	121,800	242,135
Bangkok Bank PCL, Foreign	26,100	98,976
Bangkok Expressway & Metro PCL, NVDR	324,100	88,253
CP ALL PCL, NVDR(a)	95,700	183,055
Energy Absolute PCL, NVDR	117,100	254,310
Gulf Energy Development PCL, NVDR	139,200	155,803
Kasikornbank PCL, Foreign	34,800	147,665
Krung Thai Bank PCL, NVDR	539,400	207,254
Siam Commercial Bank PCL (The), NVDR	43,500	136,982

		1,514,433

Turkey — 0.0%
Akbank T.A.S.(a)	55,563	48,571
BIM Birlesik Magazalar AS	8,526	84,051
Turkiye Garanti Bankasi AS(a)	57,246	73,023
Turkiye Is Bankasi AS, Class C(a)	10,226	8,603

		214,248

United Arab Emirates — 0.1%
Aldar Properties PJSC	150,162	143,084
Emaar Properties PJSC(a)	83,520	86,404
Emirates Telecommunications Group Co. PJSC	39,933	216,127
First Abu Dhabi Bank PJSC	31,390	128,358

		573,973

United Kingdom — 3.7%
3i Group PLC	22,794	347,908
Amcor PLC	19,575	214,151
Antofagasta PLC	25,317	497,144
Aptiv PLC	2,958	395,189
Ashtead Group PLC	8,265	419,137

Security	Shares	Value

United Kingdom (continued)
AstraZeneca PLC	14,130	$1,453,502
Auto Trader Group PLC(b)	14,529	112,525
Aviva PLC	48,633	223,856
BAE Systems PLC	24,621	156,234
Barclays PLC(a)	193,662	355,132
Barratt Developments PLC(a)	19,053	167,133
Berkeley Group Holdings PLC	2,784	160,145
British American Tobacco PLC	27,235	993,881
British Land Co. PLC (The)	27,492	169,393
BT Group PLC	86,913	149,902
Bunzl PLC	5,133	165,643
Burberry Group PLC(a)	7,308	172,457
Coca-Cola European Partners PLC	2,610	121,287
Compass Group PLC(a)	22,098	397,671
Croda International PLC	3,520	303,844
DCC PLC	1,914	144,977
Diageo PLC	28,101	1,137,969
Direct Line Insurance Group PLC	16,878	69,507
Entain PLC(a)	13,659	232,769
Experian PLC	12,570	441,194
Ferguson PLC	3,654	426,603
GlaxoSmithKline PLC	53,853	1,003,514
Halma PLC	6,525	221,226
Hargreaves Lansdown PLC	3,828	89,809
HSBC Holdings PLC(a)	201,492	1,059,026
Imperial Brands PLC	13,398	270,453
Informa PLC(a)	15,051	103,258
Intertek Group PLC	2,262	171,399
JD Sports Fashion PLC(a)	6,525	66,932
Johnson Matthey PLC	6,873	278,610
Kingfisher PLC(a)	31,320	119,435
Land Securities Group PLC	17,748	149,812
Legal & General Group PLC	68,556	229,704
Lloyds Banking Group PLC(a)	857,994	388,805
London Stock Exchange Group PLC	3,512	418,898
M&G PLC	78,735	190,181
Melrose Industries PLC(a)	73,167	169,297
National Grid PLC	50,982	595,072
Natwest Group PLC(a)	52,200	105,801
Next PLC(a)	1,827	193,933
Ocado Group PLC(a)	5,568	212,329
Pearson PLC	14,094	157,270
Persimmon PLC	4,819	168,811
Prudential PLC	34,665	558,133
Reckitt Benckiser Group PLC	8,265	703,442
RELX PLC	24,273	604,137
Rentokil Initial PLC(a)	19,575	133,757
Rio Tinto PLC	11,658	894,730
Rolls-Royce Holdings PLC(a)	134,067	168,820
RSA Insurance Group PLC	18,444	170,959
Sage Group PLC (The)	6,525	52,847
Segro PLC	11,397	149,336
Sensata Technologies Holding PLC(a)	2,958	161,211
Severn Trent PLC	10,614	336,977
Smith & Nephew PLC	9,657	204,418
Smiths Group PLC	8,787	171,161
St. James’s Place PLC	617	9,943
Standard Chartered PLC(a)	14,570	88,833
Standard Life Aberdeen PLC	38,106	158,080
Taylor Wimpey PLC(a)	73,776	148,367

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Tesco PLC	90,654	$298,020
Unilever PLC	30,345	1,766,798
United Utilities Group PLC	25,665	325,013
Vodafone Group PLC	307,545	527,225
Whitbread PLC(a)	5,087	194,685
WPP PLC	18,966	199,446

		23,819,066

United States — 56.2%
10X Genomics Inc., Class A(a)	1,305	223,351
3M Co.	5,829	1,023,922
A O Smith Corp.	3,654	198,412
Abbott Laboratories	20,010	2,473,036
AbbVie Inc.	20,532	2,104,119
ABIOMED Inc.(a)	696	242,382
Accenture PLC, Class A	7,395	1,788,998
Activision Blizzard Inc.	8,439	767,949
Adobe Inc.(a)	4,959	2,275,040
Advanced Micro Devices Inc.(a)	12,963	1,110,151
Aflac Inc.	10,527	475,610
Agilent Technologies Inc.	4,263	512,285
AGNC Investment Corp.	12,528	195,437
Akamai Technologies Inc.(a)	1,740	193,192
Albemarle Corp.	2,001	325,483
Alexandria Real Estate Equities Inc.	1,131	189,001
Alexion Pharmaceuticals Inc.(a)	2,349	360,172
Align Technology Inc.(a)	1,044	548,497
Allegion PLC	1,653	176,888
Allstate Corp. (The)	4,176	447,584
Ally Financial Inc.	3,741	141,559
Alnylam Pharmaceuticals Inc.(a)	957	144,009
Alphabet Inc., Class A(a)	3,045	5,564,311
Alphabet Inc., Class C, NVS(a)	3,306	6,068,956
Altice USA Inc., Class A(a)(d)	6,525	232,094
Altria Group Inc.	22,533	925,656
Amazon.com Inc.(a)	4,698	15,062,728
AMERCO	435	201,161
American Express Co.	7,569	879,972
American International Group Inc.	12,528	469,048
American Tower Corp.	4,959	1,127,478
American Water Works Co. Inc.	6,786	1,079,110
Ameriprise Financial Inc.	1,392	275,435
AmerisourceBergen Corp.	2,523	262,897
AMETEK Inc.	2,610	295,609
Amgen Inc.	6,699	1,617,340
Amphenol Corp., Class A	1,653	206,427
Analog Devices Inc.	4,611	679,339
Annaly Capital Management Inc.	29,251	237,518
ANSYS Inc.(a)	933	330,627
Anthem Inc.	2,697	800,955
Aon PLC, Class A	2,871	583,100
Apollo Global Management Inc.	2,175	99,920
Apple Inc.	188,019	24,810,987
Applied Materials Inc.	11,049	1,068,217
Arch Capital Group Ltd.(a)	3,828	120,237
Arista Networks Inc.(a)	476	146,399
Arrow Electronics Inc.(a)	2,175	212,345
Arthur J Gallagher & Co.	1,218	140,569
Assurant Inc.	1,653	223,932
AT&T Inc.	81,519	2,333,889
Athene Holding Ltd., Class A(a)	2,262	92,493

Security	Shares	Value

United States (continued)
Atmos Energy Corp.	7,347	$653,883
Autodesk Inc.(a)	2,436	675,819
Automatic Data Processing Inc.	5,307	876,292
AutoZone Inc.(a)	174	194,596
Avalara Inc.(a)	957	143,550
AvalonBay Communities Inc.	1,740	284,786
Avantor Inc.(a)	5,394	159,069
Avery Dennison Corp.	1,479	223,137
Axalta Coating Systems Ltd.(a)	9,570	258,294
Baker Hughes Co.	22,011	442,201
Ball Corp.	4,872	428,833
Bank of America Corp.	87,087	2,582,130
Bank of New York Mellon Corp. (The)	9,744	388,104
Baxter International Inc.	5,307	407,737
Becton Dickinson and Co.	3,219	842,702
Berkshire Hathaway Inc., Class B(a)	13,833	3,152,126
Best Buy Co. Inc.	2,610	284,020
Biogen Inc.(a)	2,001	565,503
BioMarin Pharmaceutical Inc.(a)	2,697	223,258
Bio-Rad Laboratories Inc., Class A(a)	174	99,836
BlackRock Inc.(f)	1,313	920,754
Blackstone Group Inc. (The), Class A	6,525	438,415
Boeing Co. (The)	6,090	1,182,617
Booking Holdings Inc.(a)	522	1,014,940
BorgWarner Inc.	2,349	98,635
Boston Properties Inc.	1,479	134,988
Boston Scientific Corp.(a)	16,704	591,990
Bristol-Myers Squibb Co.	26,361	1,619,356
Broadcom Inc.	4,698	2,116,449
Broadridge Financial Solutions Inc.	1,218	172,116
Brown & Brown Inc.	3,776	162,708
Brown-Forman Corp., Class B, NVS	3,960	283,813
Burlington Stores Inc.(a)	609	151,580
Cadence Design Systems Inc.(a)	1,914	249,566
Capital One Financial Corp.	3,567	371,895
Cardinal Health Inc.	3,828	205,678
CarMax Inc.(a)	2,001	235,678
Carrier Global Corp.	10,644	409,794
Carvana Co.(a)	783	204,512
Catalent Inc.(a)	1,914	220,206
Caterpillar Inc.	6,003	1,097,589
Cboe Global Markets Inc.	2,610	239,415
CBRE Group Inc., Class A(a)	5,394	328,926
CDW Corp./DE	1,653	217,634
Celanese Corp.	1,392	170,033
Centene Corp.(a)	5,155	310,846
Ceridian HCM Holding Inc.(a)	1,914	177,830
Cerner Corp.	4,785	383,326
CH Robinson Worldwide Inc.	1,479	126,543
Charles Schwab Corp. (The)	15,573	802,632
Charter Communications Inc., Class A(a)(d)	1,566	951,439
Cheniere Energy Inc.(a)	3,915	247,937
Chevron Corp.	870	74,124
Chipotle Mexican Grill Inc.(a)	348	515,040
Chubb Ltd.	4,872	709,704
Church & Dwight Co. Inc.	3,480	293,816
Cigna Corp.	3,741	811,984
Cincinnati Financial Corp.	1,392	117,053
Cintas Corp.	1,044	332,117
Cisco Systems Inc.	48,546	2,164,181

42	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Citigroup Inc.	24,534	$1,422,727
Citizens Financial Group Inc.	7,656	278,985
Citrix Systems Inc.	1,218	162,372
Clorox Co. (The)	1,218	255,122
Cloudflare Inc., Class A(a)	1,914	146,727
CME Group Inc.	4,176	758,946
Coca-Cola Co. (The)	49,242	2,371,002
Cognex Corp.	2,262	185,778
Cognizant Technology Solutions Corp., Class A	6,699	522,187
Colgate-Palmolive Co.	9,744	760,032
Comcast Corp., Class A	48,546	2,406,425
Conagra Brands Inc.	4,611	159,541
Consolidated Edison Inc.	6,873	486,471
Constellation Brands Inc., Class A	2,262	477,124
Cooper Companies Inc. (The)	435	158,357
Copart Inc.(a)	3,219	353,285
Corning Inc.	9,222	330,793
Corteva Inc.	8,178	325,975
CoStar Group Inc.(a)	522	469,649
Costco Wholesale Corp.	5,307	1,870,346
Coupa Software Inc.(a)	522	161,752
Crowdstrike Holdings Inc., Class A(a)	1,392	300,394
Crown Castle International Corp.	4,698	748,203
Crown Holdings Inc.(a)	1,131	101,960
CSX Corp.	9,396	805,754
Cummins Inc.	1,392	326,313
CVS Health Corp.	13,572	972,434
Danaher Corp.	7,569	1,800,211
Darden Restaurants Inc.	1,131	132,203
Datadog Inc., Class A(a)	1,653	169,846
DaVita Inc.(a)	696	81,690
Deere & Co.	3,132	904,522
Dell Technologies Inc., Class C(a)	2,784	202,926
DENTSPLY SIRONA Inc.	3,567	190,799
DexCom Inc.(a)	1,131	423,955
Digital Realty Trust Inc.	2,523	363,186
Discover Financial Services	2,175	181,699
DocuSign Inc.(a)	1,827	425,490
Dollar General Corp.	2,523	491,001
Dollar Tree Inc.(a)	2,001	203,422
Dominion Energy Inc.	6,612	481,949
Domino’s Pizza Inc.	522	193,537
Dover Corp.	1,914	222,962
Dow Inc.	9,396	487,652
DR Horton Inc.	4,089	314,035
DraftKings Inc., Class A(a)(d)	2,697	145,935
Dropbox Inc., Class A(a)	4,785	108,285
Duke Realty Corp.	5,133	203,061
Eaton Corp. PLC	4,959	583,674
eBay Inc.	8,004	452,306
Ecolab Inc.	4,176	854,034
Edison International	7,569	440,213
Edwards Lifesciences Corp.(a)	7,569	625,048
Elanco Animal Health Inc.(a)	6,525	189,421
Electronic Arts Inc.	3,132	448,502
Eli Lilly & Co.	9,309	1,935,993
Emerson Electric Co.	8,352	662,731
Enphase Energy Inc.(a)	1,566	285,560
EPAM Systems Inc.(a)	435	149,827
Equifax Inc.	1,566	277,354

Security	Shares	Value

United States (continued)
Equinix Inc.	957	$708,142
Equitable Holdings Inc.	6,525	161,690
Equity Residential	5,307	327,123
Essential Utilities Inc.	17,052	789,508
Essex Property Trust Inc.	609	145,922
Estee Lauder Companies Inc. (The), Class A	3,219	761,776
Etsy Inc.(a)	1,305	259,812
Everest Re Group Ltd.	435	91,820
Eversource Energy	12,702	1,111,425
Exact Sciences Corp.(a)	1,827	250,591
Exelon Corp.	1,653	68,699
Expedia Group Inc.	1,914	237,527
Expeditors International of Washington Inc.	3,132	280,377
Extra Space Storage Inc.	1,305	148,496
F5 Networks Inc.(a)	870	170,476
Facebook Inc., Class A(a)	26,361	6,809,837
Fair Isaac Corp.(a)	345	155,288
Fastenal Co.	6,612	301,441
FedEx Corp.	2,175	511,864
Fidelity National Financial Inc.	3,682	133,657
Fidelity National Information Services Inc.	7,571	934,716
Fifth Third Bancorp	9,831	284,411
First Republic Bank/CA	870	126,141
Fiserv Inc.(a)	7,326	752,307
FleetCor Technologies Inc.(a)	1,305	316,789
FMC Corp.	3,567	386,270
Ford Motor Co.	32,451	341,709
Fortinet Inc.(a)	1,566	226,678
Fortive Corp.	3,763	248,659
Fortune Brands Home & Security Inc.	1,827	157,579
Fox Corp., Class A, NVS	7,395	230,576
Freeport-McMoRan Inc.	19,749	531,446
Garmin Ltd.	2,175	249,820
Gartner Inc.(a)	1,392	211,459
Generac Holdings Inc.(a)	696	171,508
General Dynamics Corp.	2,697	395,596
General Electric Co.	101,181	1,080,613
General Mills Inc.	6,264	363,938
General Motors Co.	11,745	595,237
Genuine Parts Co.	2,088	196,021
Gilead Sciences Inc.	14,616	958,810
Global Payments Inc.	3,132	552,861
GoDaddy Inc., Class A(a)	2,027	159,282
Goldman Sachs Group Inc. (The)	4,089	1,108,814
Halliburton Co.	47,763	842,062
Hartford Financial Services Group Inc. (The)	4,002	192,176
Hasbro Inc.	2,262	212,221
HCA Healthcare Inc.	2,784	452,344
Healthpeak Properties Inc.	3,352	99,387
HEICO Corp.	870	102,434
Henry Schein Inc.(a)	2,175	143,224
Hershey Co. (The)	1,914	278,372
Hewlett Packard Enterprise Co.	22,272	274,836
Hilton Worldwide Holdings Inc.	1,740	176,419
Hologic Inc.(a)	3,306	263,587
Home Depot Inc. (The)	11,658	3,157,220
Honeywell International Inc.	8,439	1,648,727
Host Hotels & Resorts Inc.	12,006	162,681
HP Inc.	21,576	525,160
HubSpot Inc.(a)	609	226,670

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Humana Inc.	1,479	$566,620
Huntington Bancshares Inc./OH	19,314	255,428
IAC/InterActiveCorp.(a)	957	200,922
IDEX Corp.	959	178,556
IDEXX Laboratories Inc.(a)	870	416,452
IHS Markit Ltd.	5,568	484,861
Illinois Tool Works Inc.	3,567	692,747
Illumina Inc.(a)	1,827	779,106
Incyte Corp.(a)	2,262	203,014
Ingersoll Rand Inc.(a)	2,914	121,922
Insulet Corp.(a)	522	139,468
Intel Corp.	48,807	2,709,277
Intercontinental Exchange Inc.	5,133	566,427
International Business Machines Corp.	10,440	1,243,508
International Flavors & Fragrances Inc.(d)	1,827	205,318
Interpublic Group of Companies Inc. (The)	6,351	152,869
Intuit Inc.	2,871	1,037,091
Intuitive Surgical Inc.(a)	1,479	1,105,760
Invesco Ltd.	6,003	123,602
Invitation Homes Inc.	6,525	192,357
Ionis Pharmaceuticals Inc.(a)	1,566	94,070
IQVIA Holdings Inc.(a)	2,871	510,464
Iron Mountain Inc.	4,089	137,677
Jack Henry & Associates Inc.	1,305	188,951
Jacobs Engineering Group Inc.	1,827	184,454
Jazz Pharmaceuticals PLC(a)	1,131	175,870
JM Smucker Co. (The)	1,131	131,660
Johnson & Johnson	29,580	4,825,385
Johnson Controls International PLC	7,569	377,088
JPMorgan Chase & Co.	32,491	4,180,617
Juniper Networks Inc.	3,219	78,608
Kansas City Southern	435	88,161
Kellogg Co.	2,758	162,557
Keurig Dr Pepper Inc.	8,700	276,660
KeyCorp.	15,747	265,494
Keysight Technologies Inc.(a)	1,566	221,730
Kimberly-Clark Corp.	2,610	344,781
Kinder Morgan Inc./DE	88,392	1,244,559
KKR & Co. Inc.	5,046	196,542
KLA Corp.	1,914	536,054
Kraft Heinz Co. (The)	9,570	320,691
Kroger Co. (The)	4,611	159,080
L3Harris Technologies Inc.	2,481	425,516
Laboratory Corp. of America Holdings(a)	957	219,067
Lam Research Corp.	1,653	799,969
Lamb Weston Holdings Inc.	2,001	149,475
Las Vegas Sands Corp.	4,263	205,008
Leidos Holdings Inc.	2,088	221,453
Lennar Corp., Class A	3,306	274,894
Lennox International Inc.	957	263,644
Liberty Global PLC, Class A(a)	5,916	142,812
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	3,306	133,629
Lincoln National Corp.	4,350	197,881
Live Nation Entertainment Inc.(a)	2,572	170,909
LKQ Corp.(a)	4,524	158,747
Lockheed Martin Corp.	2,523	811,952
Loews Corp.	8,004	362,501
Lowe’s Companies Inc.	8,091	1,349,983
Lululemon Athletica Inc.(a)	1,566	514,713
M&T Bank Corp.	1,479	195,923

Security	Shares	Value

United States (continued)
Markel Corp.(a)	87	$84,345
MarketAxess Holdings Inc.	348	188,184
Marriott International Inc./MD, Class A	1,218	141,666
Marsh & McLennan Companies Inc.	6,351	698,038
Martin Marietta Materials Inc.	870	250,047
Marvell Technology Group Ltd.	7,917	407,409
Masco Corp.	4,350	236,248
Mastercard Inc., Class A	9,831	3,109,447
Match Group Inc.(a)	2,784	389,370
Maxim Integrated Products Inc.	3,741	328,123
McCormick & Co. Inc./MD, NVS	4,002	358,339
McDonald’s Corp.	8,613	1,790,126
McKesson Corp.	1,740	303,578
Medical Properties Trust Inc.	6,525	137,743
Medtronic PLC	15,312	1,704,685
MercadoLibre Inc.(a)	522	928,904
Merck & Co. Inc.	29,406	2,266,320
MetLife Inc.	10,701	515,253
Mettler-Toledo International Inc.(a)	261	304,874
MGM Resorts International	5,742	163,992
Microchip Technology Inc.	2,871	390,772
Micron Technology Inc.(a)	12,006	939,710
Microsoft Corp.	78,387	18,182,649
Moderna Inc.(a)	2,958	512,207
Molson Coors Beverage Co., Class B	2,784	139,645
Mondelez International Inc., Class A	17,226	955,009
MongoDB Inc.(a)	435	160,780
Monster Beverage Corp.(a)	5,655	491,024
Moody’s Corp.	1,914	509,622
Morgan Stanley	15,573	1,044,170
Motorola Solutions Inc.	1,914	320,691
MSCI Inc.	870	343,911
NetApp Inc.	3,219	213,870
Netflix Inc.(a)	4,872	2,593,804
Newell Brands Inc.	7,047	169,269
Newmont Corp.	7,047	420,001
News Corp., Class A, NVS	6,264	121,522
NextEra Energy Inc.	19,053	1,540,816
Nike Inc., Class B	13,311	1,778,216
Norfolk Southern Corp.	3,045	720,508
Northern Trust Corp.	1,479	131,912
Northrop Grumman Corp.	1,740	498,701
NortonLifeLock Inc.	7,743	163,145
NVIDIA Corp.	6,873	3,571,142
Okta Inc.(a)	1,218	315,474
Old Dominion Freight Line Inc.	1,479	286,926
Omega Healthcare Investors Inc.	3,480	126,046
Omnicom Group Inc.	1,827	113,968
ONEOK Inc.	8,874	353,451
Oracle Corp.	21,228	1,282,808
O’Reilly Automotive Inc.(a)	696	296,127
Otis Worldwide Corp.	5,322	344,067
PACCAR Inc.	2,436	222,212
Palo Alto Networks Inc.(a)	957	335,668
Parker-Hannifin Corp.	1,305	345,316
Paychex Inc.	5,394	471,004
Paycom Software Inc.(a)	522	198,224
PayPal Holdings Inc.(a)	12,093	2,833,511
Peloton Interactive Inc., Class A(a)	2,436	355,973
Pentair PLC	2,376	129,397

44	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
PepsiCo Inc.	15,573	$2,126,805
PerkinElmer Inc.	1,392	204,721
Perrigo Co. PLC	1,827	78,013
Pfizer Inc.	61,161	2,195,680
PG&E Corp.(a)	17,487	199,876
Philip Morris International Inc.	17,835	1,420,558
Pinterest Inc., Class A(a)	5,307	363,583
PNC Financial Services Group Inc. (The)	5,046	724,202
Pool Corp.	783	277,323
PPG Industries Inc.	4,437	597,708
Principal Financial Group Inc.	4,002	197,179
Procter & Gamble Co. (The)	28,710	3,680,909
Progressive Corp. (The)	6,090	530,987
Prologis Inc.	8,526	879,883
Prudential Financial Inc.	6,177	483,536
Public Storage	1,653	376,256
PulteGroup Inc.	2,610	113,535
Qorvo Inc.(a)	957	163,532
QUALCOMM Inc.	12,615	1,971,472
Quest Diagnostics Inc.	1,827	235,957
Raytheon Technologies Corp.	18,364	1,225,430
Realty Income Corp.	2,088	123,317
Regency Centers Corp.	2,088	98,512
Regeneron Pharmaceuticals Inc.(a)	1,044	526,009
Regions Financial Corp.	14,007	238,259
Reinsurance Group of America Inc.	783	82,254
ResMed Inc.	1,566	315,659
RingCentral Inc., Class A(a)	609	227,108
Robert Half International Inc.	1,653	111,578
Rockwell Automation Inc.	1,218	302,710
Roku Inc.(a)	1,044	406,147
Rollins Inc.	5,347	192,599
Roper Technologies Inc.	1,305	512,748
Ross Stores Inc.	4,089	455,065
S&P Global Inc.	2,871	910,107
salesforce.com Inc.(a)	9,831	2,217,480
Sarepta Therapeutics Inc.(a)	1,044	93,334
SBA Communications Corp.	1,305	350,614
Schlumberger Ltd.	129,195	2,869,421
Seagate Technology PLC	2,610	172,573
Seagen Inc.(a)	1,044	171,498
Sealed Air Corp.	4,176	176,520
Sempra Energy	4,790	592,810
ServiceNow Inc.(a)	2,088	1,134,118
Sherwin-Williams Co. (The)	1,131	782,426
Simon Property Group Inc.	4,089	379,991
Sirius XM Holdings Inc.	8,439	52,828
Skyworks Solutions Inc.	1,914	323,944
Slack Technologies Inc., Class A(a)	4,959	209,121
Snap Inc., Class A, NVS(a)	10,788	571,117
Snap-on Inc.	870	156,591
Snowflake Inc., Class A(a)	783	213,328
SolarEdge Technologies Inc.(a)	696	200,678
Splunk Inc.(a)	1,479	244,079
Square Inc., Class A(a)	4,263	920,637
SS&C Technologies Holdings Inc.	1,914	120,352
Stanley Black & Decker Inc.	2,088	362,247
Starbucks Corp.	14,616	1,414,975
State Street Corp.	4,405	308,350
Stryker Corp.	3,915	865,254

Security	Shares	Value

United States (continued)
Sun Communities Inc.	870	$124,523
Sunrun Inc.(a)	2,349	162,715
SVB Financial Group(a)	609	266,608
Synchrony Financial	4,611	155,160
Sysco Corp.	7,047	503,931
T Rowe Price Group Inc.	2,436	381,185
Take-Two Interactive Software Inc.(a)	1,392	279,026
Target Corp.	5,133	929,946
TE Connectivity Ltd.	5,046	607,538
Teladoc Health Inc.(a)	1,218	321,345
Teledyne Technologies Inc.(a)	261	93,180
Teleflex Inc.	435	164,269
Teradyne Inc.	1,914	217,201
Tesla Inc.(a)	8,265	6,558,525
Texas Instruments Inc.	10,614	1,758,634
Textron Inc.	2,523	114,191
Thermo Fisher Scientific Inc.	4,611	2,350,227
TJX Companies Inc. (The)	12,528	802,293
T-Mobile U.S. Inc.(a)	6,090	767,827
Tractor Supply Co.	1,218	172,639
Trade Desk Inc. (The), Class A(a)	435	333,206
Tradeweb Markets Inc., Class A	1,218	74,042
TransDigm Group Inc.(a)	609	336,948
TransUnion	3,393	295,327
Travelers Companies Inc. (The)	2,958	403,175
Trimble Inc.(a)	3,741	246,569
Truist Financial Corp.	14,581	699,596
Twilio Inc., Class A(a)	1,392	500,327
Twitter Inc.(a)	7,743	391,254
Tyson Foods Inc., Class A	1,827	117,494
U.S. Bancorp	12,789	548,009
Uber Technologies Inc.(a)	12,006	611,466
UDR Inc.	2,397	92,165
UGI Corp.	6,699	241,097
Ulta Beauty Inc.(a)	783	219,052
Union Pacific Corp.	7,221	1,425,931
United Parcel Service Inc., Class B	7,308	1,132,740
United Rentals Inc.(a)	1,218	295,986
UnitedHealth Group Inc.	10,440	3,482,575
Universal Health Services Inc., Class B	870	108,472
Vail Resorts Inc.	522	138,831
Varian Medical Systems Inc.(a)	1,392	244,393
Veeva Systems Inc., Class A(a)	1,653	456,955
Ventas Inc.	4,872	224,453
VEREIT Inc.	4,153	146,310
VeriSign Inc.(a)	1,827	354,566
Verisk Analytics Inc.	2,523	462,970
Verizon Communications Inc.	44,457	2,434,021
Vertex Pharmaceuticals Inc.(a)	2,784	637,759
VF Corp.	4,002	307,634
ViacomCBS Inc., Class B, NVS	4,665	226,252
Viatris Inc.(a)	12,458	211,661
VICI Properties Inc.	6,525	164,952
Visa Inc., Class A	18,357	3,547,490
VMware Inc., Class A(a)(d)	1,392	191,887
Vornado Realty Trust	2,921	116,139
Voya Financial Inc.	3,306	183,351
Vulcan Materials Co.	2,349	350,330
Walgreens Boots Alliance Inc.	10,527	528,982
Walmart Inc.	15,486	2,175,628

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Walt Disney Co. (The)(a)	19,575	$3,291,928
Waters Corp.(a)	783	207,237
Wayfair Inc., Class A(a)(d)	870	236,918
Wells Fargo & Co.	41,499	1,239,990
Welltower Inc.	5,568	337,421
West Pharmaceutical Services Inc.	522	156,334
Western Digital Corp.	3,567	201,286
Western Union Co. (The)	6,090	135,624
Westinghouse Air Brake Technologies Corp.	2,523	187,232
Weyerhaeuser Co.	9,222	287,634
Whirlpool Corp.	1,131	209,337
Williams Companies Inc. (The)	25,056	531,939
Willis Towers Watson PLC	1,238	251,240
Workday Inc., Class A(a)	2,001	455,288
WP Carey Inc.	3,402	225,893
WW Grainger Inc.	522	190,212
Wynn Resorts Ltd.	1,653	164,523
Xilinx Inc.	3,045	397,586
XPO Logistics Inc.(a)	1,044	115,268
Xylem Inc./NY	2,871	277,310
Yum! Brands Inc.	2,958	300,207
Zebra Technologies Corp., Class A(a)	522	202,447
Zillow Group Inc., Class C, NVS(a)	2,262	295,101
Zimmer Biomet Holdings Inc.	2,784	427,817
Zoetis Inc.	6,003	925,963
Zoom Video Communications Inc., Class A(a)	1,914	712,142

		362,238,306

Total Common Stocks — 99.2% (Cost: $506,233,216)		639,050,154

Preferred Stocks

Brazil — 0.1%
Banco Bradesco SA, Preference Shares, NVS	36,168	163,890
Bradespar SA, Preference Shares, NVS	26,100	298,825
Itau Unibanco Holding SA, Preference Shares, NVS	43,554	226,076
Itausa SA, Preference Shares, NVS	95,700	185,975

		874,766

Chile — 0.1%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	5,220	264,821

Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	18,183	160,974

Security	Shares	Value

Germany — 0.2%
Fuchs Petrolub SE, Preference Shares, NVS	1,914	$109,104
Henkel AG & Co. KGaA, Preference Shares, NVS	4,176	433,778
Sartorius AG, Preference Shares, NVS	435	216,994
Volkswagen AG, Preference Shares, NVS	2,610	496,054

		1,255,930

Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	336,516	159,854

South Korea — 0.1%
LG Chem Ltd., Preference Shares, NVS	249	104,065
Samsung Electronics Co. Ltd., Preference Shares, NVS	8,700	568,541

		672,606

Total Preferred Stocks — 0.5% (Cost: $3,092,005)		3,388,951

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(f)(g)(h)	2,974,403	2,976,187
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(f)(g)	900,000	900,000

		3,876,187

Total Short-Term Investments — 0.6% (Cost: $3,874,430)		3,876,187

Total Investments in Securities — 100.3% (Cost: $513,199,651)		646,315,292

Other Assets, Less Liabilities — (0.3)%		(1,724,243)

Net Assets — 100.0%		$644,591,049

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	All or a portion of this security is on loan.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

46	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI ACWI Low Carbon Target ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$1,907,756	$1,070,288	(a)	$—		$(1,189)	$(668)	$2,976,187	2,974,403	$10,616	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	960,000	—		(60,000	)(a)	—	—	900,000	900,000	382		—
BlackRock Inc.	591,110	187,396		—		—	142,248	920,754	1,313	8,171		—

						$(1,189)	$141,580	$4,796,941		$19,169		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI EAFE Index	5	03/19/21	$529	$(9,532)
MSCI Emerging Markets E-Mini Index	4	03/19/21	265	1,524
S&P 500 E-Mini Index	5	03/19/21	926	(13,045)

				$(21,053)

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$1,524

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$22,577

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended January 31, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$360,634

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(103,964)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI ACWI Low Carbon Target ETF

Futures contracts:
Average notional value of contracts — long	$1,766,968

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$639,027,327	$5,881	$16,946	$639,050,154
Preferred Stocks	3,388,951	—	—	3,388,951
Money Market Funds	3,876,187	—	—	3,876,187

	$646,292,465	$5,881	$16,946	$646,315,292

Derivative financial instruments(a)
Assets
Futures Contracts	$1,524	$—	$—	$1,524
Liabilities
Futures Contracts	(22,577)	—	—	(22,577)

	$(21,053)	$—	$—	$(21,053)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

48	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) January 31, 2021	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

China — 44.9%
360 Security Technology Inc., Class A	170,000	$429,378
3SBio Inc.(a)(b)	1,190,000	1,109,604
51job Inc., ADR(b)	25,840	1,701,822
AAC Technologies Holdings Inc.(c)	680,000	3,696,486
Accelink Technologies Co. Ltd., Class A	60,700	243,869
AECC Aviation Power Co. Ltd., Class A	137,091	1,268,193
Agile Group Holdings Ltd.	1,360,000	1,697,840
Agricultural Bank of China Ltd., Class A	3,706,000	1,812,253
Agricultural Bank of China Ltd., Class H	24,480,000	8,839,996
Aier Eye Hospital Group Co. Ltd., Class A	226,343	2,766,370
Air China Ltd., Class A	409,618	457,841
Air China Ltd., Class H	1,364,000	948,169
AK Medical Holdings Ltd.(a)	680,000	1,226,023
Alibaba Group Holding Ltd., ADR(b)	1,670,420	424,002,709
Alibaba Health Information Technology Ltd.(b)	3,400,000	10,655,352
Alibaba Pictures Group Ltd.(b)	10,200,000	1,289,166
A-Living Smart City Services Co. Ltd.(a)	425,000	1,855,369
Aluminum Corp. of China Ltd., Class A(b)	647,099	321,458
Aluminum Corp. of China Ltd., Class H(b)	3,400,000	1,034,841
Angel Yeast Co. Ltd., Class A	35,698	291,662
Anhui Conch Cement Co. Ltd., Class A	204,080	1,598,006
Anhui Conch Cement Co. Ltd., Class H	1,110,000	6,577,958
Anhui Gujing Distillery Co. Ltd., Class A	35,635	1,349,800
Anhui Gujing Distillery Co. Ltd., Class B	68,000	1,021,686
Anhui Kouzi Distillery Co. Ltd., Class A	34,000	337,432
ANTA Sports Products Ltd.	1,020,000	16,877,551
Autohome Inc., ADR	52,360	5,771,643
Avic Capital Co. Ltd., Class A	578,000	368,784
AVIC Electromechanical Systems Co. Ltd., Class A	205,699	363,713
AVIC Jonhon Optronic Technology Co. Ltd., Class A	68,000	733,663
AVIC Shenyang Aircraft Co. Ltd., Class A	69,697	831,605
AVIC Xi’an Aircraft Industry Group Co. Ltd., Class A	170,000	821,280
AviChina Industry & Technology Co. Ltd., Class H	2,382,000	1,784,845
Baidu Inc., ADR(b)	239,700	56,334,294
Bank of Beijing Co. Ltd., Class A	986,000	724,004
Bank of Chengdu Co. Ltd., Class A	204,000	329,990
Bank of China Ltd., Class A	1,904,000	936,977
Bank of China Ltd., Class H	69,020,000	23,410,641
Bank of Communications Co. Ltd., Class A	2,210,086	1,530,195
Bank of Communications Co. Ltd., Class H	7,140,100	3,867,552
Bank of Hangzhou Co. Ltd., Class A	339,360	774,428
Bank of Jiangsu Co. Ltd., Class A	866,400	742,438
Bank of Nanjing Co. Ltd., Class A	513,000	637,104
Bank of Ningbo Co. Ltd., Class A	340,023	2,031,170
Bank of Shanghai Co. Ltd., Class A	748,041	940,618
Baoshan Iron & Steel Co. Ltd., Class A	1,088,095	1,108,086
Baozun Inc., ADR(b)(c)	53,380	2,188,046
BBMG Corp., Class A	301,494	127,306
BeiGene Ltd., ADR(b)(c)	39,780	12,729,600
Beijing Capital International Airport Co. Ltd., Class H	1,360,000	1,048,873
Beijing Dabeinong Technology Group Co. Ltd., Class A	219,700	316,164
Beijing Enlight Media Co. Ltd., Class A	136,000	276,575
Beijing Enterprises Holdings Ltd.	511,000	1,673,930
Beijing Enterprises Water Group Ltd.	4,080,000	1,662,761
Beijing New Building Materials PLC, Class A	136,626	1,084,880
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	152,848	1,150,812
Beijing Originwater Technology Co. Ltd., Class A	170,000	190,805

Security	Shares	Value

China (continued)
Beijing Shiji Information Technology Co. Ltd., Class A	34,000	$176,554
Beijing Shunxin Agriculture Co. Ltd., Class A	34,000	348,886
Beijing Sinnet Technology Co. Ltd., Class A	103,699	264,011
Beijing Tiantan Biological Products Corp. Ltd., Class A	78,520	469,293
Betta Pharmaceuticals Co. Ltd., Class A	34,000	680,934
BGI Genomics Co. Ltd., Class A	29,790	642,818
Bilibili Inc., ADR(b)(c)	104,720	11,926,561
BOE Technology Group Co. Ltd., Class A	1,972,000	1,891,900
Bosideng International Holdings Ltd.	2,720,000	1,206,730
Brilliance China Automotive Holdings Ltd.	2,720,000	2,139,840
BYD Co. Ltd., Class A	102,000	3,911,110
BYD Co. Ltd., Class H	529,000	16,196,419
BYD Electronic International Co. Ltd.(c)	680,000	4,709,402
By-Health Co. Ltd., Class A	102,000	351,842
Caitong Securities Co. Ltd., Class A	205,668	349,929
CanSino Biologics Inc., Class H(a)(b)(c)	68,000	2,213,507
CGN Power Co. Ltd., Class H(a)	8,160,000	1,757,475
Changchun High & New Technology Industry Group Inc., Class A	34,000	2,399,553
Changjiang Securities Co. Ltd., Class A	340,000	408,001
Chaozhou Three-Circle Group Co. Ltd., Class A	103,697	628,945
Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	29,401	185,581
China Aoyuan Group Ltd.	1,020,000	901,101
China Avionics Systems Co. Ltd., Class A	103,698	294,916
China Bohai Bank Co. Ltd., Class H(a)(b)	2,040,000	1,102,369
China Cinda Asset Management Co. Ltd., Class H	7,820,000	1,482,541
China CITIC Bank Corp. Ltd., Class H	7,820,200	3,469,436
China Communications Services Corp. Ltd., Class H	2,040,000	912,940
China Conch Venture Holdings Ltd.	1,530,000	7,291,023
China Construction Bank Corp., Class A	442,000	463,844
China Construction Bank Corp., Class H	85,000,390	64,458,597
China East Education Holdings Ltd.(a)	510,000	1,152,357
China Eastern Airlines Corp. Ltd., Class A	612,095	436,149
China Education Group Holdings Ltd.	680,000	1,429,483
China Everbright Bank Co. Ltd., Class A	2,142,000	1,346,720
China Everbright Bank Co. Ltd., Class H	3,060,000	1,258,910
China Everbright Environment Group Ltd.	3,060,370	1,724,797
China Everbright Ltd.	680,000	876,107
China Evergrande Group(c)	1,700,000	3,275,534
China Feihe Ltd.(a)	1,020,000	3,051,903
China Film Co. Ltd., Class A	102,000	196,189
China Fortune Land Development Co. Ltd., Class A	33,778	49,553
China Galaxy Securities Co. Ltd., Class H	3,740,000	2,242,886
China Gas Holdings Ltd.	2,312,000	8,169,980
China Gezhouba Group Co. Ltd., Class A	272,097	274,139
China Greatwall Technology Group Co. Ltd., Class A	170,000	457,088
China Hongqiao Group Ltd.	1,530,000	1,351,651
China Huarong Asset Management Co. Ltd., Class H(a)	9,180,000	1,065,535
China Huishan Dairy Holdings Co. Ltd.(b)(d)	277,900	0	(e)
China International Capital Corp. Ltd., Class H(a)(b)	1,088,000	2,848,443
China Jinmao Holdings Group Ltd.	4,760,000	1,872,360
China Jushi Co. Ltd., Class A	193,600	677,126
China Lesso Group Holdings Ltd.	1,020,000	1,696,963
China Life Insurance Co. Ltd., Class A	170,790	958,459
China Life Insurance Co. Ltd., Class H	6,460,000	13,713,394
China Literature Ltd.(a)(b)(c)	272,000	2,595,872
China Longyuan Power Group Corp. Ltd., Class H	2,720,000	3,985,014
China Medical System Holdings Ltd.	1,361,000	1,955,356
China Meidong Auto Holdings Ltd.	680,000	2,288,927

S C H E D U L E O F I N V E S T M E N T S	49

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Mengniu Dairy Co. Ltd.	2,380,000	$14,196,174
China Merchants Bank Co. Ltd., Class A	1,156,004	9,170,291
China Merchants Bank Co. Ltd., Class H	3,400,446	26,115,615
China Merchants Energy Shipping Co. Ltd., Class A	442,099	332,862
China Merchants Port Holdings Co. Ltd.	1,366,180	1,906,417
China Merchants Securities Co. Ltd., Class A	471,465	1,891,232
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	400,260	734,451
China Minsheng Banking Corp. Ltd., Class A	2,040,098	1,618,359
China Minsheng Banking Corp. Ltd., Class H	4,930,020	2,823,022
China Molybdenum Co. Ltd., Class A	1,020,000	959,568
China Molybdenum Co. Ltd., Class H	3,060,000	1,933,749
China National Building Material Co. Ltd., Class H	3,400,000	4,073,589
China National Chemical Engineering Co. Ltd., Class A	267,456	229,604
China National Medicines Corp. Ltd., Class A	34,000	209,068
China National Nuclear Power Co. Ltd., Class A	782,000	625,197
China National Software & Service Co. Ltd., Class A	34,000	330,148
China Northern Rare Earth Group High-Tech Co. Ltd., Class A(b)	204,000	563,707
China Oilfield Services Ltd., Class H	1,508,000	1,670,618
China Overseas Land & Investment Ltd.	3,230,260	7,282,182
China Overseas Property Holdings Ltd.	1,700,000	1,052,380
China Pacific Insurance Group Co. Ltd., Class A	408,098	2,197,716
China Pacific Insurance Group Co. Ltd., Class H	2,312,000	9,571,400
China Petroleum & Chemical Corp., Class A	1,428,092	875,702
China Petroleum & Chemical Corp., Class H	21,080,000	10,086,189
China Power International Development Ltd.	4,080,000	915,571
China Railway Group Ltd., Class A	986,000	809,721
China Railway Group Ltd., Class H	3,400,000	1,547,876
China Resources Beer Holdings Co. Ltd.	1,364,000	12,050,014
China Resources Cement Holdings Ltd.	2,040,000	2,254,725
China Resources Gas Group Ltd.	680,000	3,402,697
China Resources Land Ltd.	2,721,555	10,845,715
China Resources Pharmaceutical Group Ltd.(a)	1,360,000	715,619
China Resources Power Holdings Co. Ltd.	2,044,000	2,164,246
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	69,673	268,345
China Shenhua Energy Co. Ltd., Class A	239,318	646,439
China Shenhua Energy Co. Ltd., Class H	3,060,000	5,674,961
China Shipbuilding Industry Co. Ltd., Class A(b)	1,360,095	861,454
China South Publishing & Media Group Co. Ltd., Class A	103,697	151,320
China Southern Airlines Co. Ltd., Class A(b)	408,000	369,259
China Southern Airlines Co. Ltd., Class H(b)	1,360,000	759,468
China State Construction Engineering Corp. Ltd., Class A	2,346,000	1,751,765
China State Construction International Holdings Ltd.	2,044,000	1,178,341
China Taiping Insurance Holdings Co. Ltd.	1,428,190	2,530,785
China Tourism Group Duty Free Corp. Ltd., Class A	103,098	4,705,442
China Tower Corp. Ltd., Class H(a)	39,440,000	5,696,886
China Traditional Chinese Medicine Holdings Co. Ltd.	2,022,000	1,121,327
China TransInfo Technology Co. Ltd., Class A	102,000	281,853
China Vanke Co. Ltd., Class A	544,007	2,346,907
China Vanke Co. Ltd., Class H	1,428,084	5,129,341
China Yangtze Power Co. Ltd., Class A	1,189,348	3,633,598
China Youzan Ltd.(b)	12,240,000	5,288,212
China Yuhua Education Corp. Ltd.(a)	680,000	596,349
Chongqing Brewery Co. Ltd., Class A	35,696	744,548
Chongqing Changan Automobile Co. Ltd., Class A(b)	239,698	641,512
Chongqing Fuling Zhacai Group Co. Ltd., Class A	34,000	236,831

Security	Shares	Value

China (continued)
Chongqing Rural Commercial Bank Co. Ltd., Class H	2,040,000	$878,738
Chongqing Zhifei Biological Products Co. Ltd., Class A	102,000	2,501,527
CIFI Holdings Group Co. Ltd.	2,720,000	2,241,570
CITIC Ltd.	4,760,000	3,720,165
CITIC Securities Co. Ltd., Class A	611,628	2,691,803
CITIC Securities Co. Ltd., Class H(c)	1,870,000	4,114,369
Contemporary Amperex Technology Co. Ltd., Class A	136,099	7,481,626
COSCO SHIPPING Holdings Co. Ltd., Class A(b)	579,098	1,115,647
COSCO SHIPPING Holdings Co. Ltd., Class H(b)	2,210,000	2,237,405
COSCO SHIPPING Ports Ltd.	2,044,000	1,452,497
Country Garden Holdings Co. Ltd.	6,800,838	8,218,350
Country Garden Services Holdings Co. Ltd.	1,360,000	11,111,383
CSC Financial Co. Ltd., Class A	136,099	846,387
CSPC Pharmaceutical Group Ltd.	7,669,440	7,833,781
Dali Foods Group Co. Ltd.(a)	1,870,000	1,126,266
Daqin Railway Co. Ltd., Class A	714,088	706,145
DaShenLin Pharmaceutical Group Co. Ltd., Class A	30,000	461,528
DHC Software Co. Ltd., Class A	204,000	235,300
Dong-E-E-Jiao Co. Ltd., Class A	34,000	172,859
Dongfang Electric Corp. Ltd., Class A	167,388	324,296
Dongfeng Motor Group Co. Ltd., Class H	2,720,000	2,690,586
Dongxing Securities Co. Ltd., Class A	171,698	297,996
DouYu International Holdings Ltd., ADR(b)	84,320	1,107,122
East Money Information Co. Ltd., Class A	786,020	4,295,158
ENN Energy Holdings Ltd.	714,000	11,068,411
Eve Energy Co. Ltd., Class A	127,516	2,108,226
Everbright Securities Co. Ltd., Class A	239,093	610,570
Fangda Carbon New Material Co. Ltd., Class A(b)	240,375	282,480
Far East Horizon Ltd.	2,040,000	2,104,761
Fiberhome Telecommunication Technologies Co. Ltd., Class A	69,699	217,050
Financial Street Holdings Co. Ltd., Class A	136,000	127,520
First Capital Securities Co. Ltd., Class A	238,000	298,163
Focus Media Information Technology Co. Ltd., Class A	850,040	1,433,085
Foshan Haitian Flavouring & Food Co. Ltd., Class A	158,293	4,844,638
Fosun International Ltd.	2,380,000	3,621,943
Founder Securities Co. Ltd., Class A(b)	507,342	764,756
Foxconn Industrial Internet Co. Ltd., Class A	340,000	754,248
Fujian Sunner Development Co. Ltd., Class A	68,000	302,438
Fuyao Glass Industry Group Co. Ltd., Class A	103,099	944,299
Fuyao Glass Industry Group Co. Ltd., Class H(a)	408,000	2,841,427
Ganfeng Lithium Co. Ltd., Class A	69,698	1,296,224
GCL System Integration Technology Co. Ltd., Class A(b)	340,000	213,237
GDS Holdings Ltd., ADR(b)(c)	76,500	7,922,340
Geely Automobile Holdings Ltd.	5,100,000	18,646,866
Gemdale Corp., Class A	272,046	457,376
Genscript Biotech Corp.(b)	702,000	896,303
GF Securities Co. Ltd., Class A	442,000	1,088,935
GF Securities Co. Ltd., Class H	1,088,000	1,591,199
Giant Network Group Co. Ltd., Class A	69,638	186,807
Gigadevice Semiconductor Beijing Inc., Class A	97	2,741
GoerTek Inc., Class A	170,097	876,673
GOME Retail Holdings Ltd.(b)(c)	8,840,160	1,425,124
Great Wall Motor Co. Ltd., Class A	102,000	663,780
Great Wall Motor Co. Ltd., Class H	2,890,000	9,057,049
Greenland Holdings Corp. Ltd., Class A	511,093	427,653
Greentown China Holdings Ltd.	850,000	1,118,154
Greentown Service Group Co. Ltd.(c)	1,360,000	1,534,721
GRG Banking Equipment Co. Ltd., Class A	136,060	190,520

50	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
GSX Techedu Inc., ADR(b)(c)	68,745	$7,218,912
Guangdong Haid Group Co. Ltd., Class A	103,699	1,059,423
Guangdong HEC Technology Holding Co. Ltd., Class A(b)	161,900	116,870
Guangdong Investment Ltd.	2,720,000	4,777,807
Guanghui Energy Co. Ltd., Class A(b)	340,000	128,787
Guangzhou Automobile Group Co. Ltd., Class H	2,720,397	2,480,472
Guangzhou Baiyun International Airport Co. Ltd., Class A	137,699	294,780
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	102,000	439,564
Guangzhou Haige Communications Group Inc. Co., Class A	167,311	241,292
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	35,698	867,117
Guangzhou R&F Properties Co. Ltd., Class H	1,088,000	1,342,837
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	35,058	742,343
Guosen Securities Co. Ltd., Class A	272,000	538,794
Guotai Junan Securities Co. Ltd., Class A	510,000	1,296,842
Guoyuan Securities Co. Ltd., Class A	261,030	327,014
Haidilao International Holding Ltd.(a)	680,000	5,731,088
Haier Smart Home Co. Ltd., Class A	374,000	1,849,200
Haier Smart Home Co. Ltd., Class H(b)	1,865,200	7,721,702
Haitian International Holdings Ltd.	683,000	2,470,792
Haitong Securities Co. Ltd., Class A	952,000	1,811,884
Haitong Securities Co. Ltd., Class H	2,312,000	2,060,386
Hangzhou First Applied Material Co. Ltd., Class A	29,997	463,856
Hangzhou Robam Appliances Co. Ltd., Class A	65,383	390,878
Hangzhou Silan Microelectronics Co. Ltd., Class A	93,100	324,321
Hangzhou Tigermed Consulting Co. Ltd., Class A	35,090	911,834
Hangzhou Tigermed Consulting Co. Ltd., Class H(a)(b)	102,000	2,244,201
Hansoh Pharmaceutical Group Co. Ltd.(a)(b)	1,016,000	5,555,743
Hebei Construction Group Corp. Ltd., Class H	340,000	142,071
Hefei Meiya Optoelectronic Technology Inc., Class A	34,000	236,989
Henan Shuanghui Investment & Development Co. Ltd., Class A	162,898	1,188,294
Hengan International Group Co. Ltd.	510,000	3,660,311
Hengli Petrochemical Co. Ltd., Class A	340,099	2,037,959
Hengtong Optic-Electric Co. Ltd., Class A	136,000	259,896
Hengyi Petrochemical Co. Ltd., Class A	217,900	439,409
Hesteel Co. Ltd., Class A(b)	612,000	195,714
Hithink RoyalFlush Information Network Co. Ltd., Class A	128,688	2,373,126
Hongfa Technology Co. Ltd., Class A	34,000	292,304
Hopson Development Holdings Ltd.	516,000	1,320,304
Hua Hong Semiconductor Ltd.(a)(b)(c)	340,000	2,049,949
Huaan Securities Co. Ltd., Class A	238,000	248,654
Huadian Power International Corp. Ltd., Class A	170,000	84,978
Huadong Medicine Co. Ltd., Class A	102,087	417,911
Hualan Biological Engineering Inc., Class A	84,680	604,571
Huaneng Power International Inc., Class A	204,000	132,059
Huaneng Power International Inc., Class H	3,400,000	1,205,853
Huatai Securities Co. Ltd., Class A	408,000	1,101,445
Huatai Securities Co. Ltd., Class H(a)	1,292,000	2,059,509
Huaxi Securities Co. Ltd., Class A	170,000	267,074
Huaxia Bank Co. Ltd., Class A	817,099	773,762
Huaxin Cement Co. Ltd., Class A	68,000	207,009
Huayu Automotive Systems Co. Ltd., Class A	205,200	952,152
Huazhu Group Ltd., ADR	143,480	6,958,780

Security	Shares	Value

China (continued)
Hubei Biocause Pharmaceutical Co. Ltd., Class A	306,000	$188,588
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	34,000	97,910
Hundsun Technologies Inc., Class A	84,680	1,276,842
Hutchison China MediTech Ltd., ADR(b)	61,200	1,952,892
HUYA Inc., ADR(b)(c)	55,080	1,426,021
Iflytek Co. Ltd., Class A	136,800	992,820
Industrial & Commercial Bank of China Ltd., Class A	2,652,000	2,095,531
Industrial & Commercial Bank of China Ltd., Class H	53,720,350	34,294,671
Industrial Bank Co. Ltd., Class A	1,148,225	4,117,578
Industrial Securities Co. Ltd., Class A	439,359	562,699
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(b)	2,380,096	424,908
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	539,200	491,350
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	340,091	2,333,567
Innovent Biologics Inc.(a)(b)	851,500	9,729,734
Inspur Electronic Information Industry Co. Ltd., Class A	68,048	274,129
iQIYI Inc., ADR(b)	246,160	5,378,596
Jafron Biomedical Co. Ltd., Class A	59,020	721,527
Jason Furniture Hangzhou Co. Ltd., Class A	30,000	342,723
JD Health International Inc.(a)(b)	187,000	3,680,262
JD.com Inc., ADR(b)	761,940	67,576,459
Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	170,000	183,152
Jiangsu Expressway Co. Ltd., Class H	1,362,000	1,580,892
Jiangsu Hengli Hydraulic Co. Ltd., Class A	48,065	874,275
Jiangsu Hengrui Medicine Co. Ltd., Class A	306,092	4,930,430
Jiangsu King’s Luck Brewery JSC Ltd., Class A	68,000	588,725
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	102,000	3,230,387
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	68,000	293,254
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	204,000	245,117
Jiangsu Zhongtian Technology Co. Ltd., Class A	204,000	332,524
Jiangxi Copper Co. Ltd., Class A	34,000	99,440
Jiangxi Copper Co. Ltd., Class H	1,361,000	2,246,729
Jiangxi Zhengbang Technology Co. Ltd., Class A	136,000	366,093
Jinke Properties Group Co. Ltd., Class A	306,000	330,148
Jinxin Fertility Group Ltd.(a)	1,360,000	2,746,713
Jinyu Bio-Technology Co. Ltd., Class A	53,800	190,173
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	136,000	259,052
Jointown Pharmaceutical Group Co. Ltd., Class A(b)	102,000	299,429
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	26,886	280,519
JOYY Inc.(c)	52,020	4,787,921
Juewei Food Co. Ltd., Class A	30,000	419,892
Kaisa Group Holdings Ltd.	2,380,000	1,101,930
KE Holdings Inc.(b)	83,300	4,923,030
Kingboard Holdings Ltd.	680,000	2,784,423
Kingboard Laminates Holdings Ltd.	850,000	1,374,672
Kingdee International Software Group Co. Ltd.	2,040,000	8,234,877
Kingsoft Cloud Holdings Ltd., ADR(b)	46,580	2,341,577
Kingsoft Corp. Ltd.	680,000	5,261,902
Koolearn Technology Holding Ltd.(a)(b)(c)	312,500	1,104,290
Kunlun Energy Co. Ltd.	3,406,000	2,912,331
Kweichow Moutai Co. Ltd., Class A	68,072	22,362,687
KWG Group Holdings Ltd.	1,190,000	1,583,833
Laobaixing Pharmacy Chain JSC, Class A	44,920	503,477
Lee & Man Paper Manufacturing Ltd.	1,360,000	1,197,960
Lenovo Group Ltd.	6,120,000	7,206,175

S C H E D U L E O F I N V E S T M E N T S	51

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Lens Technology Co. Ltd., Class A	272,086	$1,410,768
Lepu Medical Technology Beijing Co. Ltd., Class A	102,000	425,947
Li Ning Co. Ltd.	1,875,500	11,743,266
Liaoning Cheng Da Co. Ltd., Class A	136,042	474,547
Lingyi iTech Guangdong Co., Class A	340,000	544,177
Livzon Pharmaceutical Group Inc., Class A	26,201	144,516
Logan Group Co. Ltd.	1,360,000	2,038,110
Lomon Billions Group Co. Ltd., Class A	136,000	839,226
Longfor Group Holdings Ltd.(a)	1,530,000	8,652,540
LONGi Green Energy Technology Co. Ltd., Class A	204,000	3,405,991
Lufax Holding Ltd.(b)	154,360	2,460,498
Luxshare Precision Industry Co. Ltd., Class A	393,530	3,243,958
Luye Pharma Group Ltd.(a)	1,530,000	767,580
Luzhou Laojiao Co. Ltd., Class A	68,000	2,720,359
Mango Excellent Media Co. Ltd., Class A	97,450	1,225,377
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A(b)	230,287	507,288
Meituan, Class B(b)	3,162,000	145,094,321
Metallurgical Corp. of China Ltd., Class A	1,190,008	520,957
Microport Scientific Corp.	680,000	4,757,637
Minth Group Ltd.	680,000	3,117,677
Momo Inc., ADR	135,660	2,072,885
Muyuan Foods Co. Ltd., Class A	192,240	2,653,068
NanJi E-Commerce Co. Ltd., Class A	136,000	206,270
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	42,070	208,990
Nanjing Securities Co. Ltd., Class A	204,000	335,690
NARI Technology Co. Ltd., Class A	272,098	1,242,713
NAURA Technology Group Co. Ltd., Class A	34,000	1,057,741
NavInfo Co. Ltd., Class A	136,000	316,689
NetEase Inc., ADR	367,880	42,302,521
New China Life Insurance Co. Ltd., Class A	136,099	1,021,115
New China Life Insurance Co. Ltd., Class H	714,000	2,665,811
New Hope Liuhe Co. Ltd., Class A	238,072	781,667
New Oriental Education & Technology Group Inc., ADR(b)	129,422	21,678,185
Nine Dragons Paper Holdings Ltd.	1,360,000	2,104,761
Ninestar Corp., Class A	61,300	256,081
Ningbo Joyson Electronic Corp., Class A	68,000	281,431
NIO Inc., ADR(b)(c)	1,137,640	64,845,480
Noah Holdings Ltd.(b)(c)	27,880	1,327,088
Offcn Education Technology Co. Ltd., Class A	102,000	627,836
Offshore Oil Engineering Co. Ltd., Class A	238,800	156,811
OFILM Group Co. Ltd., Class A	165,423	263,993
Orient Securities Co. Ltd., Class A	341,998	539,411
Oriental Pearl Group Co. Ltd., Class A	170,000	230,127
Ovctek China Inc., Class A	47,900	818,999
Pacific Securities Co. Ltd. (The), Class A(b)	409,697	207,976
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(b)	544,000	164,678
People’s Insurance Co. Group of China Ltd. (The), Class H	7,820,000	2,410,390
Perfect World Co. Ltd., Class A	94,889	401,849
PetroChina Co. Ltd., Class A	1,054,000	669,217
PetroChina Co. Ltd., Class H	18,360,000	5,564,462
Pharmaron Beijing Co. Ltd., Class H(a)	136,000	2,616,919
PICC Property & Casualty Co. Ltd., Class H	6,121,814	4,468,679
Pinduoduo Inc., ADR(b)	337,280	55,890,669
Ping An Bank Co. Ltd., Class A	1,020,038	3,656,311
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	476,000	5,914,817

Security	Shares	Value

China (continued)
Ping An Insurance Group Co. of China Ltd., Class A	578,099	$7,096,950
Ping An Insurance Group Co. of China Ltd., Class H	5,270,000	62,053,174
Poly Developments and Holdings Group Co. Ltd., Class A	680,095	1,458,029
Poly Property Services Co. Ltd.	136,000	1,024,317
Postal Savings Bank of China Co. Ltd., Class H(a)	9,520,000	6,801,886
Power Construction Corp. of China Ltd., Class A	816,000	478,834
RiseSun Real Estate Development Co. Ltd., Class A	237,693	231,728
Rongsheng Petro Chemical Co. Ltd., Class A	269,312	1,429,831
SAIC Motor Corp. Ltd., Class A	442,098	1,505,768
Sanan Optoelectronics Co. Ltd., Class A	238,026	1,092,644
Sangfor Technologies Inc., Class A	34,000	1,569,194
Sany Heavy Industry Co. Ltd., Class A	476,099	2,990,378
SDIC Capital Co. Ltd., Class A	204,000	406,312
SDIC Power Holdings Co. Ltd., Class A	374,000	504,538
Sealand Securities Co. Ltd., Class A	308,810	247,848
Seazen Group Ltd.	2,106,000	1,931,126
Seazen Holdings Co. Ltd., Class A	136,024	892,165
SF Holding Co. Ltd., Class A	201,395	3,094,873
Shaanxi Coal Industry Co. Ltd., Class A	502,899	792,410
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	68,000	234,350
Shandong Gold Mining Co. Ltd., Class A	272,080	938,098
Shandong Gold Mining Co. Ltd., Class H(a)	340,000	717,373
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	68,000	411,907
Shandong Linglong Tyre Co. Ltd., Class A	63,600	424,155
Shandong Nanshan Aluminum Co. Ltd., Class A	578,000	298,796
Shandong Sinocera Functional Material Co. Ltd., Class A	68,000	506,702
Shandong Sun Paper Industry JSC Ltd., Class A	170,000	417,502
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	2,092,000	3,912,121
Shanghai Baosight Software Co. Ltd., Class A	68,000	702,839
Shanghai Construction Group Co. Ltd., Class A	408,000	183,680
Shanghai Electric Group Co. Ltd., Class A(b)	476,000	396,811
Shanghai Electric Power Co. Ltd., Class A	136,000	143,355
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	102,000	719,993
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	510,000	2,302,082
Shanghai International Airport Co. Ltd., Class A	68,000	833,948
Shanghai International Port Group Co. Ltd., Class A	510,000	349,150
Shanghai Jahwa United Co. Ltd., Class A	34,000	209,120
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	1,122,075	897,660
Shanghai M&G Stationery Inc., Class A	34,000	496,621
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	170,000	476,617
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	544,000	941,530
Shanghai Pudong Development Bank Co. Ltd., Class A	1,666,795	2,577,178
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	170,000	276,047
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	99,371	266,258
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	170,000	144,094
Shanxi Meijin Energy Co. Ltd., Class A(b)	238,000	262,324
Shanxi Securities Co. Ltd., Class A	272,840	330,374
Shanxi Taigang Stainless Steel Co. Ltd., Class A	374,000	206,692
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	68,000	3,952,490
Shenergy Co. Ltd., Class A	408,058	323,702

52	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Shengyi Technology Co. Ltd., Class A	136,000	$538,583
Shennan Circuits Co. Ltd., Class A	45,120	751,854
Shenwan Hongyuan Group Co. Ltd., Class A	1,394,097	1,012,842
Shenzhen Airport Co. Ltd., Class A	136,775	166,254
Shenzhen Energy Group Co. Ltd., Class A	566,286	549,438
Shenzhen Goodix Technology Co. Ltd., Class A	34,000	736,249
Shenzhen Inovance Technology Co. Ltd., Class A	102,000	1,506,648
Shenzhen International Holdings Ltd.	850,000	1,400,981
Shenzhen Investment Ltd.	3,400,000	1,126,924
Shenzhen Kangtai Biological Products Co. Ltd., Class A	34,000	780,639
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	68,275	4,752,482
Shenzhen Overseas Chinese Town Co. Ltd., Class A	578,000	590,414
Shenzhen Sunway Communication Co. Ltd., Class A	68,000	339,068
Shenzhou International Group Holdings Ltd.	714,000	14,005,868
Shimao Group Holdings Ltd.	1,020,000	2,966,397
Siasun Robot & Automation Co. Ltd., Class A(b)	102,000	188,272
Sichuan Chuantou Energy Co. Ltd., Class A	272,000	462,366
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	102,000	301,646
Sichuan Swellfun Co. Ltd., Class A	34,000	474,506
Silergy Corp.	52,000	4,855,995
SINA Corp.(b)(c)	55,420	2,317,664
Sino Biopharmaceutical Ltd.	9,180,250	8,560,032
Sinolink Securities Co. Ltd., Class A	204,000	450,649
Sinopec Shanghai Petrochemical Co. Ltd., Class A	204,000	108,624
Sinopharm Group Co. Ltd., Class H	1,088,000	2,657,611
Sinotruk Hong Kong Ltd.	680,000	2,122,301
Smoore International Holdings Ltd.(a)(b)	340,000	3,365,425
Songcheng Performance Development Co. Ltd., Class A	181,120	461,963
SooChow Securities Co. Ltd., Class A	251,975	342,270
Southwest Securities Co. Ltd., Class A	408,000	312,889
Spring Airlines Co. Ltd., Class A	69,699	638,275
SSY Group Ltd.(c)	1,360,000	717,373
Sun Art Retail Group Ltd.	2,040,000	2,117,916
Sunac China Holdings Ltd.	2,380,000	8,886,037
Sungrow Power Supply Co. Ltd., Class A	62,600	1,018,447
Suning.com Co. Ltd., Class A	578,094	593,202
Sunny Optical Technology Group Co. Ltd.	646,000	17,012,607
Sunwoda Electronic Co. Ltd., Class A	103,699	435,939
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	102,000	345,508
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	137,609	170,045
TAL Education Group, ADR(b)	334,560	25,720,973
Tangshan Jidong Cement Co. Ltd., Class A	69,698	146,826
TBEA Co. Ltd., Class A	171,697	339,841
TCL Technology Group Corp., Class A	850,000	1,133,483
Tencent Holdings Ltd.	5,066,000	445,259,968
Tencent Music Entertainment Group, ADR(b)	324,360	8,627,976
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	171,699	726,602
Tianma Microelectronics Co. Ltd., Class A	137,689	342,852
Tianshui Huatian Technology Co. Ltd., Class A	170,000	374,485
Tingyi Cayman Islands Holding Corp.	2,042,000	4,066,171
Toly Bread Co. Ltd., Class A	35,699	309,183
Tongcheng-Elong Holdings Ltd.(b)	816,000	1,460,704
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	136,000	236,039
Tongkun Group Co. Ltd., Class A	137,696	495,921
Tongling Nonferrous Metals Group Co. Ltd., Class A	1,224,000	435,131

Security	Shares	Value

China (continued)
Tongwei Co. Ltd., Class A	238,000	$1,699,565
Topchoice Medical Corp., Class A(b)	34,000	1,604,294
Topsports International Holdings Ltd.(a)	1,020,000	1,657,499
Transfar Zhilian Co. Ltd., Class A	205,696	192,232
TravelSky Technology Ltd., Class H	682,000	1,523,403
Trip.com Group Ltd., ADR(b)	432,480	13,765,838
Tsingtao Brewery Co. Ltd., Class A	30,000	413,512
Tsingtao Brewery Co. Ltd., Class H	316,000	3,050,433
Unigroup Guoxin Microelectronics Co. Ltd., Class A	34,000	637,917
Uni-President China Holdings Ltd.	1,360,000	1,646,975
Unisplendour Corp. Ltd., Class A	170,020	543,186
Universal Scientific Industrial Shanghai Co. Ltd., Class A	102,000	262,535
Venustech Group Inc., Class A	35,698	183,487
Vinda International Holdings Ltd.	340,000	1,148,849
Vipshop Holdings Ltd., ADR(b)	394,400	10,814,448
Visionox Technology Inc., Class A(b)	103,698	153,092
Walvax Biotechnology Co. Ltd., Class A	102,000	627,044
Wangsu Science & Technology Co. Ltd., Class A	136,000	126,887
Wanhua Chemical Group Co. Ltd., Class A	171,699	2,979,974
Want Want China Holdings Ltd.	4,420,000	3,180,820
Weibo Corp., ADR(b)(c)	52,020	2,371,072
Weichai Power Co. Ltd., Class A	340,000	1,115,801
Weichai Power Co. Ltd., Class H	1,700,600	5,022,504
Wens Foodstuffs Group Co. Ltd., Class A	322,798	849,884
Western Securities Co. Ltd., Class A	205,699	316,133
Wharf Holdings Ltd. (The)	1,382,000	3,054,931
Will Semiconductor Co. Ltd. Shanghai, Class A	34,000	1,528,394
Wingtech Technology Co. Ltd., Class A	45,800	749,250
Winning Health Technology Group Co. Ltd., Class A	136,538	322,817
Wuchan Zhongda Group Co. Ltd., Class A	307,699	203,966
Wuhan Guide Infrared Co. Ltd., Class A	116,001	767,680
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	137,649	690,633
Wuliangye Yibin Co. Ltd., Class A	204,099	9,224,559
WUS Printed Circuit Kunshan Co. Ltd., Class A	102,000	271,719
WuXi AppTec Co. Ltd., Class A	143,937	3,716,824
WuXi AppTec Co. Ltd., Class H(a)	204,012	4,867,546
Wuxi Biologics Cayman Inc.(a)(b)	2,647,500	37,251,462
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	69,694	968,325
XCMG Construction Machinery Co. Ltd., Class A	511,698	425,776
Xiamen C & D Inc., Class A	170,000	204,001
Xiaomi Corp., Class B(a)(b)	12,716,000	47,886,818
Xinhu Zhongbao Co. Ltd., Class A	476,000	223,160
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	272,013	611,872
Xinjiang Goldwind Science & Technology Co. Ltd., Class H(c)	612,058	1,277,185
Xinyi Solar Holdings Ltd.	3,400,000	7,454,361
XPeng Inc., ADR(b)(c)	146,540	7,060,297
Yadea Group Holdings Ltd.(a)	680,000	1,771,507
Yango Group Co. Ltd., Class A	238,000	223,899
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	67,301	449,150
Yanzhou Coal Mining Co. Ltd., Class A	136,000	183,469
Yanzhou Coal Mining Co. Ltd., Class H	1,360,000	1,052,380
Yealink Network Technology Corp. Ltd., Class A	50,448	628,402
Yifeng Pharmacy Chain Co. Ltd., Class A	47,497	748,402
Yihai International Holding Ltd.	340,000	5,599,541
Yintai Gold Co. Ltd., Class A	187,221	232,222
Yonghui Superstores Co. Ltd., Class A	579,628	613,672

S C H E D U L E O F I N V E S T M E N T S	53

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Yonyou Network Technology Co. Ltd., Class A	196,290	$1,313,039
Yuexiu Property Co. Ltd.	6,120,000	1,199,714
Yum China Holdings Inc.	354,620	20,110,500
Yunda Holding Co. Ltd., Class A	127,020	333,835
Yunnan Baiyao Group Co. Ltd., Class A	69,654	1,437,814
Yunnan Energy New Material Co. Ltd., Class A	34,000	696,558
Zai Lab Ltd., ADR(b)	61,721	9,879,680
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	34,102	1,580,519
Zhaojin Mining Industry Co. Ltd., Class H	1,020,000	1,106,315
Zhejiang Century Huatong Group Co. Ltd., Class A(b)	282,372	272,218
Zhejiang Chint Electrics Co. Ltd., Class A	136,000	780,955
Zhejiang Dahua Technology Co. Ltd., Class A	170,000	643,407
Zhejiang Dingli Machinery Co. Ltd., Class A	47,447	855,890
Zhejiang Expressway Co. Ltd., Class H	1,362,000	1,101,355
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	75,425	286,987
Zhejiang Huayou Cobalt Co. Ltd., Class A(b)	68,000	1,045,285
Zhejiang Longsheng Group Co. Ltd., Class A	204,000	433,864
Zhejiang NHU Co. Ltd., Class A	137,698	794,126
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	217,840	776,786
Zhejiang Supor Co. Ltd., Class A	35,699	441,135
Zhejiang Weixing New Building Materials Co. Ltd., Class A	103,696	341,916
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	34,000	490,868
Zhengzhou Yutong Bus Co. Ltd., Class A	103,699	224,409
Zhenro Properties Group Ltd.	1,020,000	595,910
Zheshang Securities Co. Ltd., Class A	170,000	349,414
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	340,000	2,095,991
Zhongji Innolight Co. Ltd., Class A	35,699	287,071
Zhongjin Gold Corp. Ltd., Class A	238,039	311,515
Zhongsheng Group Holdings Ltd.	510,000	2,995,996
Zhuzhou CRRC Times Electric Co. Ltd., Class H	510,000	2,565,177
Zijin Mining Group Co. Ltd., Class A	1,088,000	1,621,448
Zijin Mining Group Co. Ltd., Class H	5,440,000	6,061,711
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	599,637	1,158,008
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	900,600	1,233,500
ZTE Corp., Class A	204,000	1,019,422
ZTE Corp., Class H	680,000	1,938,134
ZTO Express Cayman Inc., ADR	379,100	12,540,628

		2,850,801,521

Hong Kong — 7.3%
AIA Group Ltd.	10,676,000	129,081,037
ASM Pacific Technology Ltd.	272,000	3,967,474
Bank of East Asia Ltd. (The)	1,224,000	2,655,156
BOC Hong Kong Holdings Ltd.	3,400,000	10,173,011
Budweiser Brewing Co. APAC Ltd.(a)	1,530,000	5,140,221
CK Asset Holdings Ltd.	2,380,132	11,956,143
CK Hutchison Holdings Ltd.	2,380,132	16,483,823
CK Infrastructure Holdings Ltd.	683,000	3,642,326
CLP Holdings Ltd.	1,530,000	14,345,261
ESR Cayman Ltd.(a)(b)	1,564,000	5,587,263
Galaxy Entertainment Group Ltd.	2,040,000	15,469,992
Hang Lung Properties Ltd.	1,700,000	4,538,391
Hang Seng Bank Ltd.(c)	680,000	12,304,081
Henderson Land Development Co. Ltd.	1,362,166	5,568,932
HK Electric Investments & HK Electric Investments Ltd.	2,380,000	2,351,193
HKT Trust & HKT Ltd.	3,400,640	4,482,230

Security	Shares	Value

Hong Kong (continued)
Hong Kong & China Gas Co. Ltd.	9,617,441	$13,817,432
Hong Kong Exchanges & Clearing Ltd.	935,153	59,988,922
Hongkong Land Holdings Ltd.	986,000	4,565,180
Jardine Matheson Holdings Ltd.	204,000	11,791,200
Jardine Strategic Holdings Ltd.	191,200	4,969,288
Link REIT	1,904,000	16,624,103
Melco Resorts & Entertainment Ltd., ADR	195,500	3,126,045
MTR Corp. Ltd.	1,360,000	7,919,163
New World Development Co. Ltd.	1,360,166	6,323,824
PCCW Ltd.	4,080,000	2,273,142
Power Assets Holdings Ltd.	1,190,000	6,338,400
Sands China Ltd.	2,176,000	8,657,583
Sino Land Co. Ltd.	2,721,200	3,790,241
SJM Holdings Ltd.	1,700,000	1,828,511
Sun Hung Kai Properties Ltd.	1,190,000	16,268,047
Swire Pacific Ltd., Class A	340,000	2,128,878
Swire Properties Ltd.	1,020,000	2,966,397
Techtronic Industries Co. Ltd.	1,190,000	17,925,547
WH Group Ltd.(a)	8,500,000	6,906,246
Wharf Real Estate Investment Co. Ltd.	1,385,000	7,350,252
Wynn Macau Ltd.(b)	1,496,000	2,376,976
Xinyi Glass Holdings Ltd.	2,040,000	4,946,188

		460,628,099

India — 9.9%
ACC Ltd.	60,180	1,322,912
Adani Green Energy Ltd.(b)	337,647	4,650,514
Adani Ports & Special Economic Zone Ltd.	459,000	3,206,583
Ambuja Cements Ltd.	607,240	2,025,382
Apollo Hospitals Enterprise Ltd.	77,318	2,714,237
Asian Paints Ltd.	337,280	11,128,714
Aurobindo Pharma Ltd.	258,740	3,210,312
Avenue Supermarts Ltd.(a)(b)	142,800	5,189,614
Axis Bank Ltd.(b)	1,968,596	17,886,270
Bajaj Auto Ltd.	64,600	3,546,802
Bajaj Finance Ltd.	238,680	15,488,520
Bajaj Finserv Ltd.	33,320	3,983,580
Balkrishna Industries Ltd.	88,060	1,917,079
Bandhan Bank Ltd.(a)(b)	634,600	2,691,570
Berger Paints India Ltd.	209,780	2,032,388
Bharat Forge Ltd.	201,620	1,613,292
Bharat Petroleum Corp. Ltd.	581,740	3,058,600
Bharti Airtel Ltd.	1,123,020	8,521,161
Biocon Ltd.(b)	359,040	1,829,647
Britannia Industries Ltd.	96,220	4,617,268
Cipla Ltd.	382,160	4,326,014
Coal India Ltd.	1,014,900	1,751,315
Colgate-Palmolive India Ltd.	110,840	2,435,715
Container Corp. of India Ltd.	232,900	1,383,801
Dabur India Ltd.	480,420	3,388,159
Divi’s Laboratories Ltd.	115,260	5,323,587
DLF Ltd.	539,240	1,888,005
Dr. Reddy’s Laboratories Ltd.	104,040	6,563,390
Eicher Motors Ltd.	122,400	4,603,924
GAIL India Ltd.	1,370,540	2,353,737
Godrej Consumer Products Ltd.	362,100	3,695,693
Grasim Industries Ltd.	273,360	3,955,215
Havells India Ltd.	222,700	3,188,950
HCL Technologies Ltd.	971,040	12,164,618
HDFC Asset Management Co. Ltd.(a)	47,940	1,890,102
HDFC Life Insurance Co. Ltd.(a)(b)	630,020	5,854,195

54	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Hero MotoCorp Ltd.	104,720	$4,673,431
Hindalco Industries Ltd.	1,377,340	4,272,095
Hindustan Petroleum Corp. Ltd.	583,780	1,749,100
Hindustan Unilever Ltd.	728,620	22,608,591
Housing Development Finance Corp. Ltd.	1,493,620	48,677,764
ICICI Bank Ltd.(b)	4,498,540	33,110,142
ICICI Lombard General Insurance Co. Ltd.(a)(b)	179,180	3,230,692
ICICI Prudential Life Insurance Co. Ltd.(a)(b)	308,380	2,033,042
Indian Oil Corp. Ltd.	1,602,420	2,048,049
Indraprastha Gas Ltd.	276,420	1,954,186
Indus Towers Ltd.	301,920	957,984
Info Edge India Ltd.	62,220	3,721,602
Infosys Ltd.	3,015,460	51,210,331
InterGlobe Aviation Ltd.(a)(b)	83,980	1,781,525
Ipca Laboratories Ltd.	61,540	1,562,160
ITC Ltd.	2,612,220	7,277,052
JSW Steel Ltd.	768,740	3,865,300
Jubilant Foodworks Ltd.	69,020	2,450,276
Kotak Mahindra Bank Ltd.(b)	484,160	11,367,076
Larsen & Toubro Infotech Ltd.(a)	46,580	2,530,681
Larsen & Toubro Ltd.	576,640	10,548,813
Lupin Ltd.	202,980	2,803,216
Mahindra & Mahindra Ltd.	714,680	7,342,710
Marico Ltd.	418,540	2,384,118
Maruti Suzuki India Ltd.	117,980	11,653,517
Motherson Sumi Systems Ltd.	1,073,720	2,133,165
MRF Ltd.	1,636	1,885,103
Muthoot Finance Ltd.	108,980	1,651,803
Nestle India Ltd.	29,920	6,996,097
NTPC Ltd.	3,808,340	4,642,980
Oil & Natural Gas Corp. Ltd.	2,127,380	2,574,666
Page Industries Ltd.	5,100	1,899,649
Petronet LNG Ltd.	657,560	2,135,989
PI Industries Ltd.	74,120	2,050,796
Pidilite Industries Ltd.	135,320	3,097,838
Piramal Enterprises Ltd.	86,360	1,552,314
Power Grid Corp. of India Ltd.	1,790,440	4,526,407
REC Ltd.	722,160	1,311,488
Reliance Industries Ltd.	2,520,080	63,622,003
SBI Life Insurance Co. Ltd.(a)(b)	376,380	4,459,453
Shree Cement Ltd.	8,840	2,759,271
Shriram Transport Finance Co. Ltd.	164,900	2,918,635
Siemens Ltd.	56,780	1,234,630
State Bank of India(b)	1,613,640	6,239,143
Sun Pharmaceutical Industries Ltd.	744,600	5,982,518
Tata Consultancy Services Ltd.	829,600	35,377,960
Tata Consumer Products Ltd.	522,240	4,006,989
Tata Motors Ltd.(b)	1,511,300	5,441,591
Tata Steel Ltd.	581,400	4,789,219
Tech Mahindra Ltd.	563,720	7,428,185
Titan Co. Ltd.	301,240	5,864,188
Torrent Pharmaceuticals Ltd.	44,540	1,592,201
Trent Ltd.	154,970	1,320,197
UltraTech Cement Ltd.	106,080	7,745,541
United Spirits Ltd.(b)	264,860	2,100,802
UPL Ltd.	452,880	3,480,087
Vedanta Ltd.	1,663,620	3,676,792
Wipro Ltd.	1,003,340	5,746,927
Yes Bank Ltd.(b)	8,634,653	1,863,977

Security	Shares	Value

India (continued)
Zee Entertainment Enterprises Ltd.	766,360	$2,310,844

		627,633,766

Indonesia — 1.4%
Ace Hardware Indonesia Tbk PT	5,041,300	560,544
Adaro Energy Tbk PT	13,022,000	1,113,785
Astra International Tbk PT	18,088,000	7,864,348
Bank Central Asia Tbk PT	8,772,000	21,132,830
Bank Mandiri Persero Tbk PT	16,626,002	7,791,587
Bank Negara Indonesia Persero Tbk PT	6,698,015	2,649,607
Bank Rakyat Indonesia Persero Tbk PT	48,824,000	14,546,281
Barito Pacific Tbk PT(b)	24,242,000	1,529,164
Charoen Pokphand Indonesia Tbk PT	6,664,000	2,731,147
Gudang Garam Tbk PT(b)	408,000	1,097,063
Indah Kiat Pulp & Paper Corp. Tbk PT	2,550,000	2,344,619
Indocement Tunggal Prakarsa Tbk PT	1,394,000	1,328,920
Indofood CBP Sukses Makmur Tbk PT	2,074,000	1,345,217
Indofood Sukses Makmur Tbk PT	4,012,000	1,730,050
Kalbe Farma Tbk PT	18,666,000	1,949,087
Merdeka Copper Gold Tbk PT(b)	9,690,000	1,761,190
Perusahaan Gas Negara Tbk PT	9,962,000	955,017
Sarana Menara Nusantara Tbk PT	19,992,000	1,367,949
Semen Indonesia Persero Tbk PT	2,686,000	2,029,337
Telkom Indonesia Persero Tbk PT	42,772,000	9,481,177
Unilever Indonesia Tbk PT	6,018,000	2,970,396
United Tractors Tbk PT	1,462,043	2,381,160

		90,660,475

Malaysia — 1.6%
AMMB Holdings Bhd	1,496,000	1,139,810
Axiata Group Bhd	2,380,000	1,960,519
CIMB Group Holdings Bhd	5,372,000	5,102,902
Dialog Group Bhd	3,434,062	2,582,449
DiGi.Com Bhd	2,788,000	2,613,858
Fraser & Neave Holdings Bhd	136,000	1,073,197
Gamuda Bhd	1,632,000	1,332,245
Genting Bhd	1,904,000	1,874,563
Genting Malaysia Bhd	2,686,000	1,634,523
Genting Plantations Bhd	238,000	571,671
HAP Seng Consolidated Bhd	544,000	1,100,784
Hartalega Holdings Bhd(c)	1,530,000	4,867,236
Hong Leong Bank Bhd	408,000	1,742,011
Hong Leong Financial Group Bhd	238,000	963,186
IHH Healthcare Bhd	1,904,000	2,406,788
IOI Corp. Bhd	1,836,000	1,916,616
Kossan Rubber Industries(c)	1,156,000	1,272,529
Kuala Lumpur Kepong Bhd	408,000	2,345,558
Malayan Banking Bhd	3,400,000	6,568,708
Malaysia Airports Holdings Bhd	884,000	1,128,371
Maxis Bhd(c)	2,176,000	2,567,599
MISC Bhd	1,224,000	1,804,586
Nestle Malaysia Bhd	69,400	2,351,960
Petronas Chemicals Group Bhd	2,176,000	3,611,864
Petronas Dagangan Bhd	238,000	1,139,810
Petronas Gas Bhd	714,000	2,833,039
PPB Group Bhd	578,020	2,645,237
Press Metal Aluminium Holdings Bhd	1,326,000	2,620,839
Public Bank Bhd	12,806,150	13,273,412
QL Resources Bhd	986,000	1,465,890
RHB Bank Bhd	1,428,045	1,801,615
Sime Darby Bhd	2,482,000	1,350,748

S C H E D U L E O F I N V E S T M E N T S	55

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Malaysia (continued)
Sime Darby Plantation Bhd	1,972,000	$2,365,912
Supermax Corp. Bhd(b)(c)	1,376,769	2,315,901
Telekom Malaysia Bhd	1,054,000	1,655,634
Tenaga Nasional Bhd	1,972,000	4,707,434
Top Glove Corp. Bhd(c)	4,352,000	7,256,025
Westports Holdings Bhd	850,000	904,143

		100,869,172

Pakistan — 0.0%
Habib Bank Ltd.	578,000	513,225
MCB Bank Ltd.	432,883	520,703
Oil & Gas Development Co. Ltd.	646,000	431,554

		1,465,482

Philippines — 0.8%
Aboitiz Equity Ventures Inc.	1,768,050	1,463,660
Aboitiz Power Corp.	1,292,000	644,965
Ayala Corp.	255,008	4,084,202
Ayala Land Inc.	7,208,000	5,652,216
Bank of the Philippine Islands	1,054,006	1,741,805
BDO Unibank Inc.	1,788,400	3,745,905
Globe Telecom Inc.	30,600	1,235,406
GT Capital Holdings Inc.	85,005	944,166
International Container Terminal Services Inc.	928,200	2,287,824
JG Summit Holdings Inc.	2,679,205	3,388,224
Jollibee Foods Corp.	411,400	1,520,598
Manila Electric Co.	204,000	1,107,474
Megaworld Corp.	9,520,000	756,420
Metro Pacific Investments Corp.	13,260,200	1,114,279
Metropolitan Bank & Trust Co.	1,609,980	1,506,939
PLDT Inc.	78,205	2,135,807
Puregold Price Club Inc.	884,000	661,938
SM Investments Corp.	212,060	4,344,678
SM Prime Holdings Inc.	9,010,025	6,615,510
Universal Robina Corp.	809,200	2,272,230

		47,224,246

Singapore — 2.3%
Ascendas REIT	2,931,414	6,803,372
BOC Aviation Ltd.(a)	204,000	1,666,707
CapitaLand Integrated Commercial Trust	3,935,491	6,346,131
CapitaLand Ltd.	2,278,000	5,510,044
City Developments Ltd.	408,000	2,219,697
DBS Group Holdings Ltd.	1,598,000	30,319,976
Genting Singapore Ltd.	4,998,000	3,220,021
Keppel Corp. Ltd.	1,258,000	4,749,137
Mapletree Commercial Trust(c)	1,938,000	3,022,877
Mapletree Logistics Trust	2,180,973	3,253,957
Oversea-Chinese Banking Corp. Ltd.(c)	2,924,075	22,738,644
Singapore Airlines Ltd.(b)	1,122,000	3,474,810
Singapore Exchange Ltd.	539,500	4,024,603
Singapore Technologies Engineering Ltd.(c)	1,326,000	3,706,925
Singapore Telecommunications Ltd.	7,446,000	13,241,323
Suntec REIT(c)	1,530,000	1,844,624
United Overseas Bank Ltd.	1,054,000	18,568,699
UOL Group Ltd.	408,000	2,250,441
Venture Corp. Ltd.	238,000	3,558,074
Wilmar International Ltd.	1,768,000	7,020,842

		147,540,904

South Korea — 13.9%
Alteogen Inc.(b)	16,688	1,985,672
Amorepacific Corp.	27,880	5,558,055

Security	Shares	Value

South Korea (continued)
AMOREPACIFIC Group	25,500	$1,342,705
BGF retail Co. Ltd.	6,120	930,091
Celltrion Healthcare Co. Ltd.(b)(c)	63,581	8,167,879
Celltrion Inc.(b)	85,000	24,620,061
Celltrion Pharm Inc.(b)	14,896	2,330,413
Cheil Worldwide Inc.	64,600	1,114,590
CJ CheilJedang Corp.	7,480	2,848,632
CJ Corp.	12,920	1,086,869
CJ ENM Co. Ltd.	10,200	1,394,225
CJ Logistics Corp.(b)	8,160	1,225,532
Coway Co. Ltd.(b)	44,540	2,775,289
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(b)	34,000	743,161
DB Insurance Co. Ltd.	43,860	1,442,918
Doosan Bobcat Inc.	45,152	1,225,070
Doosan Heavy Industries & Construction Co. Ltd.(b)	167,960	1,764,286
Douzone Bizon Co. Ltd.	18,360	1,639,696
E-MART Inc.	16,320	2,392,705
Fila Holdings Corp.	44,540	1,700,213
GS Engineering & Construction Corp.	51,680	1,762,553
GS Holdings Corp.	43,180	1,399,316
GS Retail Co. Ltd.	23,800	738,298
Hana Financial Group Inc.	262,140	7,651,413
Hankook Tire & Technology Co. Ltd.	63,240	2,326,413
Hanmi Pharm Co. Ltd.	5,889	2,016,348
Hanon Systems	164,220	2,451,702
Hanwha Corp.	34,000	977,204
Hanwha Solutions Corp.	94,180	4,192,888
HLB Inc.(b)(c)	40,120	3,227,964
Hotel Shilla Co. Ltd.	26,180	1,893,404
Hyundai Engineering & Construction Co. Ltd.	61,880	2,226,596
Hyundai Glovis Co. Ltd.	16,660	2,829,787
Hyundai Heavy Industries Holdings Co. Ltd.	9,180	1,928,571
Hyundai Marine & Fire Insurance Co. Ltd.	54,400	967,781
Hyundai Mobis Co. Ltd.	59,500	16,888,298
Hyundai Motor Co.	132,940	27,215,502
Hyundai Steel Co.	74,460	2,582,736
Industrial Bank of Korea(b)	229,840	1,608,839
Kakao Corp.(b)	50,660	19,972,340
Kangwon Land Inc.	92,820	1,954,149
KB Financial Group Inc.(b)	343,740	12,383,982
Kia Motors Corp.	233,580	17,227,204
KMW Co. Ltd.(b)(c)	24,480	1,685,106
Korea Aerospace Industries Ltd.	61,200	1,698,784
Korea Electric Power Corp.(b)	223,040	4,556,109
Korea Gas Corp.	20,060	555,927
Korea Investment Holdings Co. Ltd.	38,080	2,767,660
Korea Shipbuilding & Offshore Engineering Co. Ltd.(b)	32,980	2,771,429
Korea Zinc Co. Ltd.	7,820	2,838,298
Korean Air Lines Co. Ltd.(b)	68,340	1,753,404
KT&G Corp.(b)	99,960	7,166,809
Kumho Petrochemical Co. Ltd.	17,000	3,761,398
LG Chem Ltd.	40,460	33,168,085
LG Corp.	82,620	7,319,544
LG Display Co. Ltd.(b)	205,700	3,999,620
LG Electronics Inc.	94,860	12,974,772
LG Household & Health Care Ltd.	8,500	11,831,307
LG Innotek Co. Ltd.	13,260	2,370,821
LG Uplus Corp.	173,740	1,856,064
Lotte Chemical Corp.	14,960	3,490,578
Lotte Corp.	23,120	670,699

56	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Lotte Shopping Co. Ltd.	9,860	$929,939
Meritz Securities Co. Ltd.	244,800	771,429
Mirae Asset Daewoo Co. Ltd.	273,700	2,324,468
NAVER Corp.	108,027	33,124,675
NCSoft Corp.	14,620	12,455,623
Netmarble Corp.(a)(b)	19,380	2,278,267
NH Investment & Securities Co. Ltd.	102,340	1,010,957
Orion Corp./Republic of Korea	21,760	2,334,346
Ottogi Corp.	1,020	511,550
Pan Ocean Co. Ltd.(b)	258,400	1,051,064
Pearl Abyss Corp.(b)	5,440	1,531,429
POSCO	64,940	14,252,432
POSCO Chemical Co. Ltd.	22,904	2,753,967
S-1 Corp.	15,300	1,105,167
Samsung Biologics Co. Ltd.(a)(b)	14,620	10,364,438
Samsung C&T Corp.	73,100	8,495,441
Samsung Card Co. Ltd.	24,140	640,942
Samsung Electro-Mechanics Co. Ltd.	49,300	8,990,881
Samsung Electronics Co. Ltd.	4,204,100	308,185,410
Samsung Engineering Co. Ltd.(b)	138,380	1,527,796
Samsung Fire & Marine Insurance Co. Ltd.	26,520	3,982,979
Samsung Heavy Industries Co. Ltd.(b)	417,860	2,319,784
Samsung Life Insurance Co. Ltd.	61,540	3,884,073
Samsung SDI Co. Ltd.	48,280	31,680,243
Samsung SDS Co. Ltd.	30,600	5,348,024
Samsung Securities Co. Ltd.	57,460	1,939,134
Seegene Inc.	16,358	2,412,900
Shin Poong Pharmaceutical Co. Ltd.(b)	26,180	1,895,745
Shinhan Financial Group Co. Ltd.(b)	383,180	10,499,255
Shinsegae Inc.	6,460	1,348,480
SK Biopharmaceuticals Co. Ltd.(b)	13,600	1,762,918
SK Chemicals Co. Ltd.	7,140	2,687,234
SK Holdings Co. Ltd.	30,600	8,507,599
SK Hynix Inc.	484,500	53,058,511
SK Innovation Co. Ltd.	48,960	12,255,319
SK Telecom Co. Ltd.	33,252	7,253,252
S-Oil Corp.	39,440	2,404,620
Woori Financial Group Inc.(b)	425,756	3,349,412
Yuhan Corp.	45,332	2,662,536

		883,840,003

Taiwan — 14.8%
Accton Technology Corp.	340,000	3,272,208
Acer Inc.	2,720,830	2,628,281
Advantech Co. Ltd.	399,413	4,935,163
Airtac International Group	110,000	3,928,221
ASE Technology Holding Co. Ltd.	3,060,110	10,053,749
Asia Cement Corp.	2,040,448	2,914,665
ASMedia Technology Inc.	20,000	1,360,593
Asustek Computer Inc.	683,100	6,988,953
AU Optronics Corp.(b)	9,520,580	5,014,858
Catcher Technology Co. Ltd.	683,000	4,829,355
Cathay Financial Holding Co. Ltd.	6,800,357	9,689,644
Chailease Holding Co. Ltd.	1,080,293	5,979,659
Chang Hwa Commercial Bank Ltd.	4,910,826	2,902,390
Cheng Shin Rubber Industry Co. Ltd.	1,700,303	2,425,751
Chicony Electronics Co. Ltd.	692,961	2,140,563
China Development Financial Holding Corp.	12,240,734	3,899,200
China Life Insurance Co. Ltd.	2,841,036	2,303,063
China Steel Corp.	10,540,484	8,638,661
Chunghwa Telecom Co. Ltd.	3,400,110	13,113,539

Security	Shares	Value

Taiwan (continued)
Compal Electronics Inc.	3,333,000	$2,553,088
CTBC Financial Holding Co. Ltd.	14,620,456	9,920,138
Delta Electronics Inc.	1,700,000	17,150,254
E.Sun Financial Holding Co. Ltd.	10,540,118	8,883,021
Eclat Textile Co. Ltd.	134,208	1,943,446
Evergreen Marine Corp. Taiwan Ltd.(b)	2,040,942	2,273,989
Far Eastern New Century Corp.	2,720,040	2,525,526
Far EasTone Telecommunications Co. Ltd.	1,363,000	2,920,454
Feng TAY Enterprise Co. Ltd.	430,340	2,766,224
First Financial Holding Co. Ltd.	9,398,451	6,779,706
Formosa Chemicals & Fibre Corp.	3,060,740	8,460,004
Formosa Petrochemical Corp.	1,020,000	3,245,496
Formosa Plastics Corp.	3,400,400	10,564,585
Foxconn Technology Co. Ltd.	932,666	2,491,328
Fubon Financial Holding Co. Ltd.	5,440,111	8,849,105
Giant Manufacturing Co. Ltd.	340,000	3,308,633
Globalwafers Co. Ltd.	153,000	3,387,555
Highwealth Construction Corp.	740,768	1,126,925
Hiwin Technologies Corp.	202,102	2,858,045
Hon Hai Precision Industry Co. Ltd.	10,880,516	43,323,901
Hotai Motor Co. Ltd.	210,000	4,252,120
Hua Nan Financial Holdings Co. Ltd.	7,883,315	4,828,099
Innolux Corp.	7,140,981	3,327,910
Inventec Corp.	2,040,460	1,694,159
Largan Precision Co. Ltd.	75,000	7,874,297
Lite-On Technology Corp.	1,700,371	3,333,644
MediaTek Inc.	1,360,391	42,508,423
Mega Financial Holding Co. Ltd.	8,840,827	8,887,395
Micro-Star International Co. Ltd.	680,000	3,169,003
Nan Ya Plastics Corp.	4,760,000	11,151,004
Nanya Technology Corp.	1,020,000	2,910,383
Nien Made Enterprise Co. Ltd.	68,000	898,491
Novatek Microelectronics Corp.	490,000	6,894,384
Oneness Biotech Co. Ltd.(b)	151,000	994,893
Pegatron Corp.	1,700,000	4,759,575
Phison Electronics Corp.	116,000	1,570,003
Pou Chen Corp.	2,040,000	2,039,818
Powertech Technology Inc.	681,200	2,369,391
President Chain Store Corp.	485,000	4,624,409
Quanta Computer Inc.	2,720,000	7,838,729
Realtek Semiconductor Corp.	340,642	5,492,362
Ruentex Development Co. Ltd.	563,465	779,726
Shanghai Commercial & Savings Bank Ltd. (The)	3,261,088	4,355,493
Shin Kong Financial Holding Co. Ltd.	9,860,239	2,834,566
SinoPac Financial Holdings Co. Ltd.	9,860,925	3,855,982
Standard Foods Corp.	439,844	887,463
Synnex Technology International Corp.	1,360,950	2,196,766
Taishin Financial Holding Co. Ltd.	8,176,363	3,649,836
Taiwan Business Bank	4,595,928	1,493,543
Taiwan Cement Corp.	4,583,071	6,571,210
Taiwan Cooperative Financial Holding Co. Ltd.	8,704,066	5,952,428
Taiwan High Speed Rail Corp.	1,700,000	1,754,486
Taiwan Mobile Co. Ltd.	1,360,000	4,672,154
Taiwan Semiconductor Manufacturing Co. Ltd.	21,760,670	459,264,565
Unimicron Technology Corp.	1,020,000	3,150,790
Uni-President Enterprises Corp.	4,420,694	10,735,013
United Microelectronics Corp.	10,200,000	18,212,660
Vanguard International Semiconductor Corp.	682,000	2,727,756
Walsin Technology Corp.	340,000	2,677,261
Win Semiconductors Corp.	342,000	5,056,263

S C H E D U L E O F I N V E S T M E N T S	57

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Winbond Electronics Corp.	2,680,000	$2,531,417
Wistron Corp.	2,720,169	3,035,632
Wiwynn Corp.	55,000	1,622,355
WPG Holdings Ltd.	1,360,100	2,088,539
Yageo Corp.	340,217	6,973,826
Yuanta Financial Holding Co. Ltd.	9,191,418	6,531,889
Zhen Ding Technology Holding Ltd.	680,097	2,768,719

		940,148,769

Thailand — 2.0%
Advanced Info Service PCL, NVDR	1,054,000	6,057,066
Airports of Thailand PCL, NVDR	3,774,000	7,502,606
Asset World Corp. PCL, NVDR	6,188,000	951,046
B Grimm Power PCL, NVDR	714,000	1,216,639
Bangkok Bank PCL, Foreign	442,000	1,676,144
Bangkok Commercial Asset Management PCL, NVDR	1,734,000	1,187,671
Bangkok Dusit Medical Services PCL, NVDR	8,432,000	5,831,687
Bangkok Expressway & Metro PCL, NVDR	7,140,000	1,944,237
Berli Jucker PCL, NVDR(c)	1,020,000	1,133,144
BTS Group Holdings PCL, NVDR	6,868,000	2,168,480
Bumrungrad Hospital PCL, NVDR(c)	374,000	1,568,226
Central Pattana PCL, NVDR	2,006,000	3,284,130
Central Retail Corp. PCL, NVDR(b)	1,632,074	1,676,788
Charoen Pokphand Foods PCL, NVDR(c)	3,638,000	3,312,245
CP ALL PCL, NVDR(b)	5,134,000	9,820,297
Delta Electronics Thailand PCL, NVDR	269,600	4,756,057
Electricity Generating PCL, NVDR	239,500	1,428,358
Energy Absolute PCL, NVDR	1,428,000	3,101,236
Global Power Synergy PCL, NVDR	646,000	1,688,924
Gulf Energy Development PCL, NVDR	1,938,000	2,169,161
Home Product Center PCL, NVDR	5,542,043	2,536,785
Indorama Ventures PCL, NVDR(c)	1,462,000	1,709,656
Intouch Holdings PCL, NVDR	2,040,000	3,816,906
Kasikornbank PCL, Foreign	1,054,000	4,472,369
Kasikornbank PCL, NVDR	510,075	2,164,368
Krung Thai Bank PCL, NVDR	2,788,075	1,071,262
Krungthai Card PCL, NVDR(c)	680,000	1,476,779
Land & Houses PCL, NVDR	5,542,000	1,444,290
Minor International PCL, NVDR(b)	2,618,020	2,169,292
Muangthai Capital PCL, NVDR(b)	646,000	1,419,128
Osotspa PCL, NVDR	646,000	771,617
PTT Exploration & Production PCL, NVDR	1,224,084	4,232,967
PTT Global Chemical PCL, NVDR	2,006,076	3,954,510
PTT PCL, NVDR	10,132,000	12,779,252
Ratch Group PCL, NVDR	714,000	1,180,855
Siam Cement PCL (The), NVDR	680,000	8,588,039
Siam Commercial Bank PCL (The), NVDR	748,000	2,355,463
Sri Trang Gloves Thaila, NVDR(c)	884,000	1,174,039
Srisawad Corp PCL, NVDR	680,000	1,522,219
Thai Oil PCL, NVDR(c)	1,054,000	1,919,245
Thai Union Group PCL, NVDR	2,924,000	1,348,186
Total Access Communication PCL, NVDR(c)	680,000	738,390
True Corp. PCL, NVDR(c)	10,812,090	1,155,987

		126,475,746

Total Common Stocks — 98.9% (Cost: $4,202,042,501)		6,277,288,183

Security	Shares	Value

Preferred Stocks

South Korea — 0.9%
Hyundai Motor Co.
Preference Shares, NVS	18,360	$1,854,711
Series 2, Preference Shares, NVS	29,920	2,755,015
LG Chem Ltd., Preference Shares, NVS	6,800	2,841,946
LG Household & Health Care Ltd., Preference Shares, NVS	1,700	1,063,830
Samsung Electronics Co. Ltd., Preference Shares, NVS	736,440	48,126,018

		56,641,520

Total Preferred Stocks — 0.9% (Cost: $24,999,502)		56,641,520

Rights

China — 0.0%
Legend Holdings Corp. (Expires 05/19/23)(b)	26,907	0	(e)

South Korea — 0.0%
Hanwha Solutions Corp. (Expires 02/25/21)(b)	14,608	63,990
Korean Air Lines Co. Ltd. (Expires 03/05/21)(b)	53,661	460,527

		524,517

Total Rights — 0.0% (Cost: $254,843)		524,517

Short-Term Investments

Money Market Funds — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(f)(g)(h)	100,885,588	100,946,119
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(f)(g)	11,150,000	11,150,000

		112,096,119

Total Short-Term Investments — 1.7% (Cost: $112,034,960)		112,096,119

Total Investments in Securities — 101.5% (Cost: $4,339,331,806)		6,446,550,339

Other Assets, Less Liabilities — (1.5)%		(97,618,115)

Net Assets — 100.0%		$6,348,932,224

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.

(c)	All or a portion of this security is on loan.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Rounds to less than $1.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period-end.

(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

58	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI All Country Asia ex Japan ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$131,403,632	$—		$(30,401,121	)(a)	$(7,662)	$(48,730)	$100,946,119	100,885,588	$511,382	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	7,640,000	3,510,000	(a)	—		—	—	11,150,000	11,150,000	3,733		—

						$(7,662)	$(48,730)	$112,096,119		$515,115		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets E-Mini Index	108	03/19/21	$7,161	$(46,310)

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$46,310

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Consolidated Schedule of Investments. In the Consolidated Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended January 31, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$2,436,987

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(1,088,459)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$12,754,753

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	59

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI All Country Asia ex Japan ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3		Total
Investments
Assets
Common Stocks	$6,277,288,183	$—	$0	(a)	$6,277,288,183
Preferred Stocks	56,641,520	—	—		56,641,520
Rights	—	524,517	—		524,517
Money Market Funds	112,096,119	—	—		112,096,119

	$6,446,025,822	$524,517	$0	(a)	$6,446,550,339

Derivative financial instruments(b)
Liabilities
Futures Contracts	$(46,310)	$—	$—		$(46,310)

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

60	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2021	iShares® MSCI Europe Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 0.8%
Erste Group Bank AG(a)	190,786	$5,852,595
Raiffeisen Bank International AG(a)	102,915	2,021,758

		7,874,353

Belgium — 2.9%
Ageas SA/NV	120,061	6,168,509
Groupe Bruxelles Lambert SA	77,210	7,671,163
KBC Group NV(a)	170,325	11,943,875
Sofina SA	10,259	3,327,797

		29,111,344

Denmark — 1.1%
Danske Bank A/S(a)	470,490	8,088,709
Tryg A/S	102,622	3,208,404

		11,297,113

Finland — 3.1%
Nordea Bank OYJ Abp(a)	2,208,084	17,989,528
Sampo OYJ, Class A	320,820	13,517,023

		31,506,551

France — 9.9%
Amundi SA(a)(b)	40,870	3,048,692
AXA SA	1,317,103	29,282,717
BNP Paribas SA(a)	766,653	37,051,360
CNP Assurances(a)	115,534	1,757,335
Credit Agricole SA(a)	787,258	8,971,405
Eurazeo SE(a)	26,972	1,894,007
Natixis SA(a)	639,987	2,428,196
SCOR SE(a)	107,600	3,281,153
Societe Generale SA(a)	552,843	10,368,917
Wendel SE	18,001	2,081,968

		100,165,750

Germany — 13.3%
Allianz SE, Registered	283,943	64,342,379
Commerzbank AG(a)	688,522	4,583,940
Deutsche Bank AG, Registered(a)	1,333,921	13,562,639
Deutsche Boerse AG	129,388	20,843,856
Hannover Rueck SE	41,105	6,392,123
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	95,306	25,334,253

		135,059,190

Italy — 6.3%
Assicurazioni Generali SpA(a)	758,778	12,988,717
FinecoBank Banca Fineco SpA(a)	314,934	4,926,147
Intesa Sanpaolo SpA(a)	11,310,701	24,805,923
Mediobanca Banca di Credito Finanziario SpA(a)	436,296	3,903,332
Poste Italiane SpA(b)	367,091	3,601,725
UniCredit SpA(a)	1,457,822	13,384,263

		63,610,107

Netherlands — 4.5%
ABN AMRO Bank NV, CVA(a)(b)	290,694	3,040,743
Aegon NV	1,218,499	5,036,166
EXOR NV	75,537	5,632,837
ING Groep NV(a)	2,659,663	23,830,282
NN Group NV	197,187	8,216,993

		45,757,021

Norway — 1.6%
DNB ASA(a)	647,304	12,710,785

Security	Shares	Value

Norway (continued)
Gjensidige Forsikring ASA	136,429	$3,158,319

		15,869,104

Spain — 6.1%
Banco Bilbao Vizcaya Argentaria SA	4,543,602	20,793,924
Banco Santander SA(a)	11,813,072	34,659,359
CaixaBank SA(a)	2,457,575	6,231,172

		61,684,455

Sweden — 7.8%
EQT AB	161,100	5,049,272
Industrivarden AB, Class A(a)	73,049	2,471,050
Industrivarden AB, Class C(a)	109,011	3,487,336
Investor AB, Class B	309,655	22,837,872
Kinnevik AB, Class B	164,964	8,134,782
L E Lundbergforetagen AB, Class B(a)	51,501	2,721,398
Skandinaviska Enskilda Banken AB, Class A(a)	1,110,565	12,179,414
Svenska Handelsbanken AB, Class A(a)	1,061,454	10,677,548
Swedbank AB, Class A(a)	618,132	11,707,374

		79,266,046

Switzerland — 15.6%
Baloise Holding AG, Registered	31,631	5,308,575
Banque Cantonale Vaudoise, Registered	20,719	2,200,928
Credit Suisse Group AG, Registered	1,664,292	21,991,628
Julius Baer Group Ltd.	152,626	9,264,618
Partners Group Holding AG	12,670	15,018,565
Swiss Life Holding AG, Registered	20,734	9,483,661
Swiss Re AG	194,949	17,237,734
UBS Group AG, Registered	2,495,714	36,119,961
Zurich Insurance Group AG	102,411	41,005,843

		157,631,513

United Kingdom — 26.6%
3i Group PLC	664,832	10,147,410
Admiral Group PLC	129,782	5,136,204
Aviva PLC	2,674,245	12,309,461
Barclays PLC(a)	11,829,603	21,692,787
Direct Line Insurance Group PLC	933,011	3,842,351
Hargreaves Lansdown PLC	225,798	5,297,475
HSBC Holdings PLC(a)	13,866,430	72,880,892
Legal & General Group PLC	4,056,102	13,590,409
Lloyds Banking Group PLC(a)	48,279,225	21,878,022
London Stock Exchange Group PLC	215,039	25,649,026
M&G PLC	1,754,112	4,236,985
Natwest Group PLC(a)	3,324,265	6,737,764
Phoenix Group Holdings PLC	375,768	3,481,999
Prudential PLC	1,774,834	28,576,196
RSA Insurance Group PLC	709,658	6,577,891
Schroders PLC	84,027	3,942,736
St. James’s Place PLC	365,231	5,885,516
Standard Chartered PLC(a)	1,826,303	11,134,985
Standard Life Aberdeen PLC	1,553,202	6,443,361

		269,441,470

Total Common Stocks — 99.6% (Cost: $1,198,689,679)		1,008,274,017

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI Europe Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	380,000	$380,000

Total Short-Term Investments — 0.1% (Cost: $380,000)		380,000

Total Investments in Securities — 99.7% (Cost: $1,199,069,679)		1,008,654,017

Other Assets, Less Liabilities — 0.3%		3,298,301

Net Assets — 100.0%		$1,011,952,318

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$0	(b)	$—	$—	$—	$—	—	$29	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	270,000	110,000	(b)	—	—	—	380,000	380,000	182		—

					$—	$—	$380,000		$211		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	52	03/19/21	$2,197	$(18,277)
FTSE 100 Index	17	03/19/21	1,485	(31,207)

				$(49,484)

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$49,484

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

62	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI Europe Financials ETF

For the six months ended January 31, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$270,436

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$113,246

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$3,682,558

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,008,274,017	$—	$—	$1,008,274,017
Money Market Funds	380,000	—	—	380,000

	$1,008,654,017	$—	$—	$1,008,654,017

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(49,484)	$—	$—	$(49,484)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (unaudited) January 31, 2021	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 2.2%
Agrana Beteiligungs AG	1,416	$30,071
ams AG(a)	30,802	774,205
ANDRITZ AG	8,067	384,183
AT&S Austria Technologie & Systemtechnik AG	2,857	91,287
BAWAG Group AG(a)(b)	8,541	374,175
CA Immobilien Anlagen AG	7,715	332,740
DO & CO AG(a)(c)	802	54,856
EVN AG	4,485	105,053
FACC AG(a)(c)	2,333	28,797
IMMOFINANZ AG(a)	10,302	218,027
Lenzing AG(a)	1,525	196,389
Oesterreichische Post AG(c)	3,992	169,018
Palfinger AG	1,572	56,053
Porr AG(a)(c)	1,312	22,156
S IMMO AG	5,375	116,105
S&T AG(a)(c)	5,297	139,389
Schoeller-Bleckmann Oilfield Equipment AG	1,280	48,285
Semperit AG Holding(a)	1,272	39,947
Telekom Austria AG	19,087	145,394
UNIQA Insurance Group AG	14,792	114,654
Vienna Insurance Group AG Wiener Versicherung Gruppe	4,502	115,406
Wienerberger AG	13,867	472,390
Zumtobel Group AG	3,197	26,373

		4,054,953

Belgium — 2.8%
Ackermans & van Haaren NV	2,797	428,837
Aedifica SA	3,919	474,691
AGFA-Gevaert NV(a)	17,590	81,741
Barco NV	8,260	160,210
Befimmo SA	2,600	110,872
Bekaert SA	4,289	147,984
Biocartis Group NV(a)(b)(c)	5,790	31,689
bpost SA(a)	11,640	138,374
Cie. d’Entreprises CFE(a)	860	87,451
Cofinimmo SA	3,070	460,250
D’ieteren SA/NV	2,659	210,300
Econocom Group SA/NV	15,175	47,012
Euronav NV	20,456	164,520
Fagron	7,377	182,831
Gimv NV	2,279	136,223
Intervest Offices & Warehouses NV	2,426	65,431
Ion Beam Applications	2,283	39,774
KBC Ancora(a)	4,517	177,033
Kinepolis Group NV(a)(c)	1,637	67,221
Melexis NV	2,434	272,937
Mithra Pharmaceuticals SA(a)(c)	2,007	48,425
Montea C.V.A	1,206	147,396
Ontex Group NV(a)	7,919	90,099
Orange Belgium SA	3,560	96,232
Recticel SA	4,325	62,633
Retail Estates NV	1,210	88,496
Sioen Industries NV(a)	778	21,267
Telenet Group Holding NV	5,433	231,811
Tessenderlo Group SA(a)	2,074	88,694
Van de Velde NV	674	17,851
Warehouses De Pauw CVA	15,620	562,471
X-Fab Silicon Foundries SE(a)(b)	7,542	61,024

Security	Shares	Value

Belgium (continued)
Xior Student Housing NV	2,023	$123,870

		5,125,650

China — 0.0%
Boshiwa International Holding Ltd.(d)	20,000	0	(e)

Denmark — 2.8%
ALK-Abello A/S(a)	782	307,588
Alm Brand A/S	7,579	85,174
Bavarian Nordic A/S(a)	6,939	249,133
Better Collective AS(a)	2,791	66,336
Brodrene Hartmann AS(a)	249	19,970
Chemometec A/S	1,457	121,377
D/S Norden A/S	3,366	60,480
Dfds A/S(a)	4,073	181,229
Drilling Co. of 1972 A/S (The)(a)	2,409	66,816
FLSmidth & Co. A/S(a)	4,946	174,104
ISS A/S(a)	18,845	326,294
Jyske Bank A/S, Registered(a)	6,762	255,149
Matas A/S(a)	4,340	54,020
Netcompany Group A/S(a)(b)	4,770	446,847
Nilfisk Holding A/S(a)	2,630	58,683
NKT A/S(a)	5,138	211,831
NNIT A/S(b)	1,417	24,535
Per Aarsleff Holding A/S	1,992	92,572
Ringkjoebing Landbobank A/S	3,283	289,046
Royal Unibrew A/S	5,809	576,535
Scandinavian Tobacco Group A/S(b)	7,872	143,116
Schouw & Co. A/S	1,563	158,036
SimCorp A/S	4,765	620,337
Spar Nord Bank A/S(a)	9,854	90,299
Sydbank A/S(a)	7,418	155,339
Topdanmark A/S	5,405	250,032
Zealand Pharma A/S(a)	3,613	116,440

		5,201,318

Finland — 3.1%
Adapteo OYJ(a)	4,448	46,826
Admicom OYJ	345	46,106
Aktia Bank OYJ	5,891	68,206
BasWare OYJ(a)	1,034	49,181
Cargotec OYJ, Class B	4,790	208,799
Caverion OYJ(a)	10,977	78,949
Citycon OYJ(c)	7,461	73,331
Finnair OYJ(a)(c)	82,311	62,300
F-Secure OYJ(a)	10,813	50,970
Huhtamaki OYJ	11,409	561,639
Kemira OYJ	12,114	205,601
Kojamo OYJ	14,758	315,201
Konecranes OYJ	7,495	273,717
Metsa Board OYJ	21,320	229,877
Metso Outotec OYJ	74,309	744,794
Musti Group OYJ	3,659	114,600
Neles OYJ	12,466	160,991
Nokian Renkaat OYJ	15,530	570,927
Oriola OYJ, Class B	14,621	35,970
Outokumpu OYJ(a)	37,213	173,923
Revenio Group OYJ	2,382	145,563
Rovio Entertainment OYJ(b)(c)	5,017	41,843
Sanoma OYJ	8,604	165,157
TietoEVRY OYJ	12,040	396,988
Tokmanni Group Corp.	5,619	108,951

64	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Finland (continued)
Uponor OYJ	6,763	$159,233
Valmet OYJ	15,886	510,482
YIT OYJ	16,494	98,189

		5,698,314

France — 5.4%
AB Science SA(a)(c)	3,483	68,720
ABC arbitrage	4,315	38,793
Air France-KLM(a)(c)	23,526	139,450
Akka Technologies(a)(c)	1,443	40,409
AKWEL	1,070	27,429
Albioma SA	3,038	154,832
ALD SA(b)	12,236	168,278
Alten SA(a)	3,461	366,235
APERAM SA	5,949	257,658
Aubay	775	34,696
Beneteau SA	4,177	57,191
Boiron SA	532	22,104
Bonduelle SCA	1,955	48,215
Carmila SA	6,121	83,883
Casino Guichard Perrachon SA(a)(c)	5,257	178,828
Cellectis SA(a)	3,719	105,274
CGG SA(a)	85,373	87,083
Chargeurs SA	1,968	44,280
Cie. des Alpes	1,084	22,941
Cie. Plastic Omnium SA	6,970	274,358
Coface SA(a)	10,750	106,049
Derichebourg SA(a)	11,428	77,403
Devoteam SA(a)	195	23,217
Elior Group SA(b)	11,623	73,499
Elis SA(a)	22,511	340,217
Eramet SA(a)	1,193	64,425
Eutelsat Communications SA	20,220	241,821
FFP	570	62,948
Fnac Darty SA(a)	2,027	114,314
Gaztransport Et Technigaz SA	2,585	236,795
Groupe Crit(a)	317	24,532
Groupe Guillin	830	24,655
Guerbet	650	26,336
ICADE	3,558	256,979
ID Logistics Group(a)	299	81,732
Imerys SA	4,057	192,422
Innate Pharma SA(a)(c)	7,325	31,414
Interparfums SA(a)	1,793	95,955
IPSOS	4,804	154,080
JCDecaux SA(a)	8,893	173,514
Kaufman & Broad SA	2,163	99,463
Korian SA(a)	8,145	301,809
Lagardere SCA(a)(c)	6,111	142,546
LISI(a)	2,155	49,378
LNA Sante SA	603	36,153
Maisons du Monde SA(a)(b)	5,174	90,831
Manitou BF SA	1,130	37,616
McPhy Energy SA(a)	2,490	93,022
Mercialys SA	7,186	65,302
Mersen SA(a)	1,841	56,363
Metropole Television SA(a)	3,252	55,391
Nacon SA(a)	2,527	24,253
Neoen SA(a)(b)	3,569	252,354
Nexans SA(a)	3,117	232,702
Nexity SA	4,999	225,562

Security	Shares	Value

France (continued)
Novacyt SA(a)	8,427	$102,175
Pharmagest Interactive	448	62,483
Quadient SA	4,026	88,090
Rexel SA(a)	28,649	437,333
Rubis SCA	11,000	499,008
SMCP SA(a)(b)	4,387	22,087
Societe BIC SA	2,901	165,859
SOITEC(a)	2,559	516,082
Solutions 30 SE(a)(c)	9,286	122,969
Sopra Steria Group(a)	1,926	320,332
SPIE SA(a)	14,231	316,393
Synergie SE(a)	828	31,586
Tarkett SA(a)	3,794	67,895
Television Francaise 1(a)	5,015	43,624
Trigano SA	1,019	179,508
Valneva SE(a)	7,595	87,474
Verallia SA(b)	3,556	117,293
Vicat SA	2,441	105,129
Vilmorin & Cie SA	841	52,108
Virbac SA(a)	504	131,340

		9,854,477

Germany — 9.3%
Aareal Bank AG(a)	7,198	164,753
Adesso SE	327	45,885
ADLER Group SA(a)(b)	9,738	294,111
ADVA Optical Networking SE(a)	5,582	61,373
Aixtron SE(a)	13,174	246,799
Allgeier SE(c)	870	23,042
alstria office REIT-AG	18,715	322,863
Amadeus Fire AG(a)	686	94,177
AURELIUS Equity Opportunities SE & Co. KGaA(a)	2,453	54,477
Aurubis AG	4,025	311,002
Basler AG	422	43,476
BayWa AG	1,983	78,056
Bertrandt AG	629	33,050
bet-at-home.com AG	494	22,896
Bilfinger SE	3,352	113,700
Borussia Dortmund GmbH & Co. KGaA(a)(c)	7,687	48,002
Cancom SE	4,473	266,278
Ceconomy AG(a)	18,625	120,039
Cewe Stiftung & Co. KGaA	697	93,655
CompuGroup Medical SE & Co. KgaA	2,822	279,761
Corestate Capital Holding SA(a)(c)	2,636	47,717
CropEnergies AG	3,009	45,695
CTS Eventim AG & Co. KGaA(a)	6,821	403,403
Datagroup SE	482	33,085
Dermapharm Holding SE	2,281	160,895
Deutsche Beteiligungs AG	1,212	53,009
Deutsche EuroShop AG(a)	5,710	122,648
Deutsche Pfandbriefbank AG(a)(b)	15,760	155,472
Deutz AG(a)	14,076	91,661
DIC Asset AG	5,699	96,517
Draegerwerk AG & Co. KGaA	354	29,417
Duerr AG	6,209	253,003
Eckert & Ziegler Strahlen- und Medizintechnik AG	1,615	107,717
Elmos Semiconductor SE	1,144	45,656
ElringKlinger AG(a)	3,519	66,437
Encavis AG(c)	10,706	292,001
Evotec SE(a)(c)	15,369	606,834
Exasol AG(a)	1,323	36,968

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Flatexdegiro AG(a)	2,600	$240,380
Fraport AG Frankfurt Airport Services Worldwide(a)	4,411	239,973
Freenet AG	15,058	315,114
Gerresheimer AG	3,745	399,245
Grand City Properties SA	13,134	327,427
Grenke AG(c)	3,201	159,289
Hamborner REIT AG	7,766	88,094
Hamburger Hafen und Logistik AG	2,799	60,529
Home24 SE(a)	2,990	77,119
Hornbach Baumarkt AG	920	38,840
Hornbach Holding AG & Co. KGaA	1,250	118,453
Hugo Boss AG	7,187	256,706
Hypoport SE(a)	427	291,544
Indus Holding AG	2,086	84,645
Jenoptik AG	5,937	206,288
JOST Werke AG(a)(b)	1,701	86,278
K+S AG, Registered	22,578	255,922
Kloeckner & Co. SE(a)	8,680	79,775
Koenig & Bauer AG(a)	1,582	48,972
Krones AG	1,711	141,975
KWS Saat SE & Co. KGaA	1,416	124,034
LPKF Laser & Electronics AG	2,932	98,314
MBB SE	275	45,771
Medios AG(a)	1,148	53,557
METRO AG	14,935	174,804
MLP SE	7,760	55,057
MorphoSys AG(a)	3,906	469,130
Nagarro SE(a)	870	79,695
New Work SE	316	87,723
Nordex SE(a)	7,615	217,594
Norma Group SE	3,724	186,310
OHB SE(a)(c)	591	28,289
OSRAM Licht AG(a)	4,583	286,189
PATRIZIA AG	5,549	169,885
Pfeiffer Vacuum Technology AG	603	131,572
PNE AG	4,605	43,414
ProSiebenSat.1 Media SE(a)	24,664	448,266
Rheinmetall AG	5,201	551,875
Salzgitter AG(a)	4,544	118,249
SGL Carbon SE(a)	6,990	53,076
Siltronic AG(c)	2,504	428,938
Sirius Real Estate Ltd.	108,897	141,911
Sixt SE(a)(c)	1,581	184,393
SMA Solar Technology AG(a)	1,220	89,227
Software AG	6,029	245,082
Stabilus SA	2,861	214,633
Stratec SE	862	142,425
Stroeer SE & Co. KGaA	3,354	303,367
Suedzucker AG	8,271	120,883
TAG Immobilien AG	17,491	539,320
Takkt AG(a)	4,189	52,623
thyssenkrupp AG(a)	48,327	563,992
TUI AG(c)	90,275	437,599
Varta AG(a)(c)	2,166	387,353
VERBIO Vereinigte BioEnergie AG	2,680	135,935
Vossloh AG(a)	1,014	53,157
Wacker Chemie AG	1,834	266,484
Wacker Neuson SE(a)	3,792	76,475
Washtec AG(a)	1,284	76,437
Westwing Group AG(a)	1,362	60,967

Security	Shares	Value

Germany (continued)
Wuestenrot & Wuerttembergische AG	2,714	$55,657
Zeal Network SE	1,603	80,821
zooplus AG(a)	738	171,250

		17,133,831

Hong Kong — 0.0%
China Hongxing Sports Ltd.(d)	198,000	2
Peace Mark Holdings Ltd.(d)	30,000	0	(e)
Untrade Real Gold Mining(d)	27,000	0	(e)

		2

Ireland — 1.3%
AIB Group PLC(a)	97,914	174,865
Bank of Ireland Group PLC(a)	113,938	426,344
C&C Group PLC(a)	35,819	113,621
Cairn Homes PLC(a)	79,803	91,814
Dalata Hotel Group PLC(a)	26,711	108,387
Glanbia PLC	24,746	306,051
Glenveagh Properties PLC(a)(b)	88,266	90,291
Grafton Group PLC	26,825	319,185
Greencore Group PLC(a)	62,877	100,503
Hibernia REIT PLC	83,115	110,670
Irish Residential Properties REIT PLC	50,361	88,471
Origin Enterprises PLC	14,325	56,996
UDG Healthcare PLC	29,983	335,969
Uniphar PLC(a)	26,262	81,360

		2,404,527

Isle of Man — 0.0%
Strix Group PLC	23,912	74,866

Italy — 4.9%
A2A SpA	184,095	299,700
ACEA SpA	6,341	125,955
Anima Holding SpA(b)	33,618	156,672
Arnoldo Mondadori Editore SpA(a)	14,834	24,438
Ascopiave SpA	11,274	49,103
ASTM SpA(a)	7,501	167,314
Autogrill SpA(a)	15,168	80,639
Azimut Holding SpA	12,694	267,725
Banca Farmafactoring SpA(a)(b)	15,880	87,685
Banca Generali SpA(a)	7,031	218,845
Banca IFIS SpA(a)	2,457	24,999
Banca Mediolanum SpA(a)	17,778	141,362
Banca Monte dei Paschi di Siena SpA(a)(c)	30,286	37,972
Banca Popolare di Sondrio SCPA(a)	52,341	128,832
Banco BPM SpA(a)	171,909	378,545
Biesse SpA(a)	1,540	36,446
Bio On SpA(a)(c)(d)	801	0	(e)
BPER Banca(a)	113,411	209,361
Brunello Cucinelli SpA(a)(c)	3,982	159,839
Buzzi Unicem SpA	11,995	296,264
Carel Industries SpA(b)	4,805	99,239
Cerved Group SpA(a)	21,563	184,164
CIR SpA-Compagnie Industriali(a)	104,147	58,203
Credito Emiliano SpA(a)	10,507	54,251
Credito Valtellinese SpA(a)	7,399	103,554
Danieli & C Officine Meccaniche SpA	1,370	27,130
Datalogic SpA	1,745	30,464
De’ Longhi SpA	8,089	291,085
doValue SpA(a)(b)	5,467	66,020
El.En. SpA(a)	1,191	39,212

66	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Italy (continued)
Enav SpA(b)	31,665	$134,567
ERG SpA	7,225	221,021
Falck Renewables SpA	14,042	108,585
Fila SpA(a)	2,460	25,224
Fincantieri SpA(a)(c)	49,063	30,817
Freni Brembo SpA(a)	17,515	239,176
Gruppo MutuiOnline SpA	3,043	118,857
GVS SpA(a)(b)	8,355	151,750
Hera SpA	95,486	334,561
Illimity Bank SpA(a)	6,911	74,222
Immobiliare Grande Distribuzione SIIQ SpA	6,255	27,509
Interpump Group SpA	9,037	406,664
Iren SpA	78,211	193,268
Italgas SpA	57,033	343,121
Italmobiliare SpA	1,804	60,162
Juventus Football Club SpA(a)(c)	63,945	59,663
La Doria SpA	1,239	20,110
Leonardo SpA	48,549	338,322
Maire Tecnimont SpA(a)(c)	16,541	37,941
MARR SpA(a)	4,095	85,471
Mediaset SpA(a)(c)	35,503	92,217
Piaggio & C SpA	18,246	64,817
Pirelli & C SpA(a)(b)	41,798	218,864
RAI Way SpA(b)	11,949	74,036
Reply SpA	2,444	299,891
SAES Getters SpA	770	20,440
Saipem SpA	72,078	189,846
Salcef SpA	1,461	21,300
Salvatore Ferragamo SpA(a)	6,087	118,839
Sanlorenzo SpA/Ameglia(a)	1,658	37,103
Saras SpA(a)	73,950	48,739
Sesa SpA(a)	900	105,951
Societa Cattolica di Assicurazioni SC(a)(c)	17,908	83,849
Tamburi Investment Partners SpA	14,527	117,012
Technogym SpA(a)(b)	14,495	148,716
Tinexta SpA(a)	2,719	64,415
Tod’s SpA(a)	1,079	33,873
Unipol Gruppo SpA(a)	50,784	223,592
Webuild SpA(c)	26,681	39,676
Zignago Vetro SpA	2,404	39,136

		8,898,341

Netherlands — 5.7%
Aalberts NV	11,883	536,899
Accell Group NV(a)	2,271	80,564
AerCap Holdings NV(a)	15,483	592,070
Alfen Beheer BV(a)(b)	1,555	152,456
AMG Advanced Metallurgical Group NV	3,491	110,738
Arcadis NV(a)	8,604	302,092
ASM International NV	5,298	1,359,397
ASR Nederland NV	16,837	652,932
B&S Group Sarl(a)(b)	3,542	29,907
Basic-Fit NV(a)(b)	5,016	172,154
BE Semiconductor Industries NV	8,584	590,890
Boskalis Westminster(a)	9,676	271,549
Brunel International NV(a)	2,610	25,272
Cementir Holding NV	5,228	43,063
CM.Com(a)	1,198	39,879
Corbion NV	6,989	408,414
COSMO Pharmaceuticals NV(a)(c)	845	77,319
Eurocommercial Properties NV(a)	4,812	92,953

Security	Shares	Value

Netherlands (continued)
Euronext NV(b)	6,685	$721,605
Flow Traders(b)	4,212	161,600
ForFarmers NV	4,167	26,831
Fugro NV(a)	10,227	107,102
IMCD NV	6,210	771,428
Intertrust NV(a)(b)	10,860	167,034
Koninklijke BAM Groep NV(a)	34,129	67,254
NSI NV	2,365	97,547
OCI NV(a)	12,662	262,897
Pharming Group NV(a)(c)	74,461	105,841
PostNL NV(a)	56,474	233,618
Rhi Magnesita NV	3,541	188,665
SBM Offshore NV	18,977	326,576
Shop Apotheke Europe NV(a)(b)	1,322	309,335
SIF Holding NV(a)	1,377	29,745
Signify NV(a)(b)	15,131	722,438
Sligro Food Group NV(a)	3,165	70,443
TKH Group NV	4,720	223,180
TomTom NV(a)	7,498	87,267
Van Lanschot Kempen NV(a)	4,198	104,553
Vastned Retail NV	1,337	37,928
Wereldhave NV(a)	3,929	57,757

		10,419,192

Norway — 4.1%
Aker ASA, Class A	3,128	249,788
Atea ASA	10,060	154,083
Austevoll Seafood ASA	11,192	112,143
Bakkafrost P/F(a)	5,916	418,819
Bonheur ASA	2,554	66,739
Borregaard ASA	11,479	210,980
BW LPG Ltd.(b)	9,184	60,454
BW Offshore Ltd.	10,343	40,705
Crayon Group Holding ASA(a)(b)	4,138	58,057
DNO ASA(a)	65,115	51,983
Elkem ASA(b)	30,624	94,024
Entra ASA(b)	20,185	450,053
Europris ASA(b)	20,143	111,820
Fjordkraft Holding ASA(b)	10,680	91,279
Flex LNG Ltd.	3,562	28,736
Frontline Ltd./Bermuda	10,232	59,816
Golden Ocean Group Ltd.	11,932	56,668
Grieg Seafood ASA(a)	5,933	55,564
Hexagon Composites ASA(a)	12,118	88,126
Kongsberg Gruppen ASA	10,727	208,446
Leroy Seafood Group ASA	34,871	244,624
NEL ASA(a)	167,367	601,922
Nordic Semiconductor ASA(a)	16,766	259,734
Norway Royal Salmon ASA	1,511	34,556
Norwegian Finans Holding ASA(a)	14,989	127,231
Ocean Yield ASA	7,299	20,609
Pexip Holding ASA(a)	8,484	82,132
Protector Forsikring ASA(a)	8,485	62,202
Salmar ASA	6,761	408,682
Sbanken ASA(a)(b)	9,222	73,104
Scatec ASA(b)	14,092	537,124
Selvaag Bolig ASA	4,747	28,972
SpareBank 1 Nord Norge	11,472	104,352
Sparebank 1 Oestlandet	4,646	54,103
SpareBank 1 SMN	15,210	178,900
SpareBank 1 SR-Bank ASA(a)	21,582	238,456

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Norway (continued)
Stolt-Nielsen Ltd.	3,082	$43,025
Storebrand ASA(a)	55,854	432,703
Subsea 7 SA(a)	27,090	254,843
TGS NOPEC Geophysical Co. ASA	13,733	184,167
Tomra Systems ASA	13,241	611,508
Veidekke ASA	12,967	156,763
Wallenius Wilhelmsen ASA(a)	11,809	29,547
XXL ASA(a)(b)	16,582	40,559

		7,478,101

Portugal — 0.4%
Altri SGPS SA	8,221	49,100
Banco Comercial Portugues SA, Class R(a)	980,509	136,037
Corticeira Amorim SGPS SA	5,077	68,712
CTT-Correios de Portugal SA(a)	14,299	41,519
Mota-Engil SGPS SA(a)(c)	9,500	15,927
Navigator Co. SA (The)	25,371	76,257
NOS SGPS SA	31,193	107,626
REN - Redes Energeticas Nacionais SGPS SA	48,403	137,897
Semapa-Sociedade de Investimento e Gestao	2,923	31,073
Sonae SGPS SA	91,965	73,852

		738,000

Singapore — 0.0%
Hafnia Ltd.	13,353	22,669
Jurong Technologies Industrial Corp. Ltd.(d)	60,000	1

		22,670

Spain — 3.8%
Acciona SA	2,577	387,280
Acerinox SA	19,579	218,360
Aedas Homes SA(a)(b)	2,435	60,497
Almirall SA	8,574	117,499
Applus Services SA(a)	17,193	172,533
Atresmedia Corp. de Medios de Comunicacion SA(a)	10,239	40,751
Banco de Sabadell SA	672,044	295,398
Bankia SA	143,000	246,437
Bankinter SA	80,511	454,438
Befesa SA(b)	4,093	271,503
Cia. de Distribucion Integral Logista Holdings SA	7,979	150,640
Cie. Automotive SA	8,469	223,477
Construcciones y Auxiliar de Ferrocarriles SA	2,465	110,805
Corp Financiera Alba SA	2,039	93,761
Distribuidora Internacional de Alimentacion SA(a)	200,749	29,072
Ebro Foods SA	8,114	177,044
eDreams ODIGEO SA(a)	7,027	31,971
Ence Energia y Celulosa SA(a)(c)	17,767	70,152
Euskaltel SA(b)	9,505	102,197
Faes Farma SA	36,044	160,928
Fluidra SA	10,422	250,701
Fomento de Construcciones y Contratas SA	9,282	99,348
Gestamp Automocion SA(b)	20,258	94,262
Global Dominion Access SA(b)	11,960	55,069
Grupo Catalana Occidente SA	4,900	166,982
Grupo Empresarial San Jose SA(c)	2,623	13,575
Indra Sistemas SA(a)	15,763	139,224
Inmobiliaria Colonial Socimi SA	33,372	322,322
Lar Espana Real Estate Socimi SA	7,376	41,445
Liberbank SA(a)	233,937	59,968
Mapfre SA	128,724	236,770
Mediaset Espana Comunicacion SA(a)	19,094	98,589
Melia Hotels International SA(a)	13,008	85,338

Security	Shares	Value

Spain (continued)
Merlin Properties Socimi SA	44,879	$431,281
Metrovacesa SA(a)(b)	5,907	45,211
Miquel y Costas & Miquel SA	2,077	34,772
Neinor Homes SA(a)(b)	6,644	89,597
Pharma Mar SA(c)	1,782	227,320
Promotora de Informaciones SA, Class A(a)(c)	22,090	27,213
Prosegur Cash SA(b)	52,302	45,877
Prosegur Cia. de Seguridad SA	28,796	80,044
Sacyr SA	43,641	95,859
Solaria Energia y Medio Ambiente SA(a)	7,246	186,979
Solarpack Corp. Tecnologica SA(a)	1,919	48,493
Talgo SA(a)(b)	8,677	40,164
Tecnicas Reunidas SA(a)	3,953	52,299
Unicaja Banco SA(a)(b)	99,063	68,721
Viscofan SA	4,643	328,293
Zardoya Otis SA	22,668	149,539

		7,029,998

Sweden — 13.2%
AAK AB	20,927	410,851
AcadeMedia AB(b)	9,913	91,508
AddTech AB, Class B	30,570	407,328
AF Poyry AB(a)	11,627	319,058
Alimak Group AB(b)	4,048	67,543
Ambea AB(a)(b)	8,514	69,906
Arjo AB, Class B	26,092	194,503
Atrium Ljungberg AB, Class B	5,237	101,338
Attendo AB(a)(b)	13,061	73,375
Avanza Bank Holding AB	14,693	402,135
Axfood AB	12,230	295,086
Bactiguard Holding AB(a)	2,095	37,723
Beijer Ref AB	8,296	346,158
Betsson AB	12,480	117,975
BHG Group AB(a)	9,617	181,014
Bilia AB, Class A(a)	8,531	106,400
BillerudKorsnas AB	21,273	381,637
BioArctic AB(a)(b)	3,812	46,858
BioGaia AB, Class B	1,873	104,886
Biotage AB(a)	7,051	119,343
Bonava AB, Class B(a)	9,628	102,341
BoneSupport Holding AB(a)(b)	5,702	49,282
Boozt AB(a)(b)	4,723	94,454
Bravida Holding AB(b)	24,001	289,837
Bufab AB(a)	3,246	73,722
Bure Equity AB	6,198	206,983
Calliditas Therapeutics AB, Class B(a)	3,275	45,918
Camurus AB(a)	3,407	83,840
Cantargia AB(a)	10,334	70,460
Castellum AB	27,379	660,602
Catena AB	2,938	137,544
Cellavision AB(a)	1,900	67,602
CELLINK AB, Class B(a)	2,757	90,846
Cibus Nordic Real Estate AB	3,616	71,013
Clas Ohlson AB, Class B(a)	4,688	42,825
Cloetta AB, Class B	25,231	72,690
Collector AB(a)(c)	10,294	27,000
Coor Service Management Holding AB(a)(b)	11,519	79,093
Creades AB, Class A	541	55,460
Dios Fastigheter AB	10,635	91,470
Dometic Group AB(a)(b)	35,326	489,994
Duni AB(a)	3,956	48,533

68	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Dustin Group AB(b)	6,374	$60,752
Electrolux Professional AB, Class B(a)	25,003	137,132
Elekta AB, Class B	44,021	636,756
Embracer Group AB(a)	27,741	629,376
Fabege AB	31,046	465,287
Fingerprint Cards AB, Class B(a)	36,652	85,794
Fortnox AB	5,729	281,961
GARO AB(a)(c)	656	51,421
Getinge AB, Class B	26,920	697,353
Granges AB(a)	11,935	137,967
Hansa Biopharma AB(a)(c)	3,825	82,648
Hexpol AB	30,861	339,523
HMS Networks AB(a)	3,376	110,027
Holmen AB, Class B	11,197	514,786
Hufvudstaden AB, Class A	13,118	201,560
Immunovia AB(a)	2,022	26,457
Indutrade AB(a)	32,476	669,749
Instalco AB	5,049	162,430
Intrum AB(c)	7,992	218,159
Investment AB Oresund	2,988	44,691
INVISIO AB	4,737	112,702
Inwido AB(a)	6,525	89,448
JM AB	6,690	235,058
John Mattson Fastighetsforetagen AB(a)	2,139	35,947
Kambi Group PLC(a)	2,934	164,828
Karo Pharma AB(a)	7,536	43,422
K-Fast Holding AB(a)	1,083	31,591
Kindred Group PLC(a)	27,544	332,292
Klovern AB, Class B	70,478	117,427
Knowit AB(a)	2,292	77,312
Kungsleden AB	21,679	223,021
LeoVegas AB(b)	8,649	35,445
Lifco AB, Class B	4,956	457,790
Lime Technologies AB(c)	1,027	43,950
Lindab International AB	9,461	202,836
Loomis AB	8,988	231,321
Mekonomen AB(a)	4,752	53,563
Millicom International Cellular SA, SDR(a)	12,026	451,414
MIPS AB	3,145	187,026
Modern Times Group MTG AB, Class B(a)	7,791	118,587
Munters Group AB(a)(b)	13,950	131,453
Mycronic AB	8,825	248,524
NCC AB, Class B	9,950	167,574
Nobia AB(a)	12,805	100,066
Nobina AB(a)(b)	9,988	79,971
Nolato AB, Class B(a)	2,430	226,066
Nordic Entertainment Group AB, Class B(a)	7,891	414,321
Nyfosa AB(a)	19,238	187,056
Oncopeptides AB(a)(b)	5,690	103,615
Pandox AB(a)	11,121	168,473
Paradox Interactive AB	3,633	101,438
Peab AB, Class B(a)	22,027	246,564
Platzer Fastigheter Holding AB, Class B	7,158	84,636
PowerCell Sweden AB(a)	4,193	190,258
Ratos AB, Class B	26,024	120,209
Recipharm AB, Class B(a)	8,711	240,504
Resurs Holding AB(a)(b)	16,832	91,691
Saab AB, Class B(a)	9,563	269,308
Sagax AB, Class D	14,343	53,116
Samhallsbyggnadsbolaget i Norden AB	94,777	312,414

Security	Shares	Value

Sweden (continued)
Samhallsbyggnadsbolaget i Norden AB, New	15,361	$52,921
SAS AB(a)(c)	433,911	87,870
Scandi Standard AB(a)	5,902	48,035
Scandic Hotels Group AB(a)(b)(c)	13,760	51,535
Sdiptech AB, Class B(a)	2,451	79,145
Sedana Medical AB(a)	1,633	69,295
Sinch AB(a)(b)	4,205	621,875
SkiStar AB(a)	4,935	72,509
SSAB AB, Class A(a)	25,994	111,708
SSAB AB, Class B(a)	72,433	280,409
Stillfront Group AB(a)	34,893	372,572
Storytel AB(a)	4,462	121,585
Svolder AB, Class B	2,465	54,564
Sweco AB, Class B	23,789	397,790
Swedish Orphan Biovitrum AB(a)	22,812	433,071
Thule Group AB(a)(b)	12,474	465,086
Tobii AB(a)	9,707	62,456
Trelleborg AB, Class B(a)	28,971	659,542
Troax Group AB	4,709	110,227
Vitrolife AB(a)	7,558	200,687
Wallenstam AB, Class B	19,207	293,965
Wihlborgs Fastigheter AB	16,263	336,171
Xvivo Perfusion AB(a)	2,309	77,193

		24,222,411

Switzerland — 9.3%
Allreal Holding AG, Registered	1,682	367,181
ALSO Holding AG, Registered	772	207,406
APG SGA SA(a)	156	32,968
Arbonia AG(a)	6,264	100,269
Aryzta AG(a)	115,478	102,549
Ascom Holding AG, Registered(a)	3,560	61,228
Autoneum Holding AG(a)	321	57,770
Bachem Holding AG, Class B, Registered	607	243,250
Basilea Pharmaceutica AG, Registered(a)(c)	1,392	79,802
Belimo Holding AG	57	440,187
Bell Food Group AG, Registered	252	69,260
BKW AG	2,484	284,811
Bobst Group SA, Registered	1,038	74,676
Bossard Holding AG, Class A, Registered	684	157,237
Bucher Industries AG, Registered	786	373,032
Burckhardt Compression Holding AG	354	122,762
Burkhalter Holding AG	505	36,274
Cembra Money Bank AG	3,577	390,430
Coltene Holding AG, Registered	558	60,028
Comet Holding AG, Registered	797	182,765
Conzzeta AG, Registered	160	205,036
Daetwyler Holding AG, Bearer	898	258,417
DKSH Holding AG	4,219	340,517
dormakaba Holding AG	366	219,904
Dufry AG, Registered(a)	6,644	359,087
EFG International AG	11,059	76,826
Emmi AG, Registered	250	260,510
Flughafen Zurich AG, Registered(a)	2,343	387,427
Forbo Holding AG, Registered	126	215,004
Galenica AG(b)	5,573	368,986
GAM Holding AG(a)	20,872	49,787
Georg Fischer AG, Registered	487	610,940
Gurit Holding AG, Bearer	43	126,883
Helvetia Holding AG, Registered	4,434	445,095
Huber + Suhner AG, Registered	1,844	152,147

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Idorsia Ltd.(a)	12,783	$389,698
Implenia AG, Registered	1,620	45,490
Inficon Holding AG, Registered	203	220,890
Interroll Holding AG, Registered	77	254,041
Intershop Holding AG	138	93,076
Kardex Holding AG, Registered	743	165,371
Komax Holding AG, Registered(a)	415	106,549
Landis+Gyr Group AG(a)	2,639	195,196
LEM Holding SA, Registered	55	112,770
Leonteq AG	1,168	47,069
Liechtensteinische Landesbank AG	1,480	84,847
Medacta Group SA(a)(b)	796	90,731
Medartis Holding AG(a)(b)	534	27,913
Metall Zug AG	24	43,435
Meyer Burger Technology AG(a)	255,329	100,972
Mobilezone Holding AG, Registered	4,616	49,553
Mobimo Holding AG, Registered	791	249,855
Molecular Partners AG(a)	2,272	55,804
OC Oerlikon Corp. AG, Registered	23,896	246,723
Orior AG	749	60,957
PSP Swiss Property AG, Registered	5,134	658,486
Relief Therapeutics Holding AG(a)	215,695	111,533
Rieter Holding AG, Registered	354	36,610
Schweiter Technologies AG, Bearer	120	208,273
Sensirion Holding AG(a)(b)	1,003	65,957
SFS Group AG	2,026	257,122
Siegfried Holding AG, Registered	467	338,596
SIG Combibloc Group AG	38,152	910,056
Softwareone Holding AG	10,388	325,793
St. Galler Kantonalbank AG, Class A, Registered	359	165,456
Stadler Rail AG(c)	5,277	264,562
Sulzer AG, Registered	2,267	245,660
Swissquote Group Holding SA, Registered	1,139	124,066
Tecan Group AG, Registered	1,424	691,511
TX Group AG	318	25,380
u-blox Holding AG	858	67,658
Valiant Holding AG, Registered	1,861	178,653
Valora Holding AG, Registered(a)	441	84,571
VAT Group AG(b)	3,211	895,875
Vetropack Holding AG(a)	1,578	104,479
Vontobel Holding AG, Registered	3,411	276,645
VZ Holding AG	1,654	140,002
V-ZUG Holding AG(a)	304	30,550
Ypsomed Holding AG, Registered	376	63,653
Zehnder Group AG, Registered	1,103	80,716
Zur Rose Group AG(a)	1,007	463,541

		16,976,795

United Kingdom — 31.0%
888 Holdings PLC	43,263	179,414
AB Dynamics PLC(c)	1,757	48,254
Abcam PLC	24,434	556,305
Advanced Medical Solutions Group PLC	22,254	69,522
AG Barr PLC(a)	11,727	78,907
Aggreko PLC	29,780	239,229
Airtel Africa PLC(b)	89,766	97,997
AJ Bell PLC	34,489	204,123
Alfa Financial Software Holdings PLC(b)	11,465	20,372
Alliance Pharma PLC	54,517	64,831
Alpha FX Group PLC(a)	3,109	61,905
Alternative Credit Investments PLC	8,564	102,313

Security	Shares	Value

United Kingdom (continued)
AO World PLC(a)	34,880	$149,439
Ascential PLC(a)	47,345	215,587
Ashmore Group PLC	50,595	313,342
ASOS PLC(a)	8,925	548,325
Assura PLC	313,903	312,512
Aston Martin Lagonda Global Holdings PLC(a)(b)(c)	8,214	228,973
Avacta Group PLC(a)	30,171	50,960
Avast PLC(b)	79,256	513,916
Avon Rubber PLC	3,699	157,462
B&M European Value Retail SA	106,202	780,517
Babcock International Group PLC(a)	29,882	95,609
Bakkavor Group PLC(a)(b)	19,923	22,844
Balfour Beatty PLC(a)	80,642	298,106
Bank of Georgia Group PLC(a)	4,748	74,849
Beazley PLC	72,710	310,919
Bellway PLC	14,516	549,164
Biffa PLC(a)(b)	36,005	113,717
Big Yellow Group PLC	19,637	298,239
Blue Prism Group PLC(a)(c)	9,184	197,874
BMO Commercial Property Trust	96,121	102,955
Bodycote PLC	22,860	220,838
boohoo Group PLC(a)(c)	118,958	553,604
Breedon Group PLC(a)	181,369	212,196
Brewin Dolphin Holdings PLC	34,693	140,539
Britvic PLC	31,870	326,041
Burford Capital Ltd.(a)	23,504	199,948
Bytes Technology Group PLC(a)	19,748	97,625
Cairn Energy PLC	59,073	146,339
Calisen PLC(a)	17,423	61,919
Capita PLC(a)	199,328	95,856
Capital & Counties Properties PLC	85,694	164,745
Carnival PLC(c)	18,744	299,862
Centamin PLC	134,384	211,663
Central Asia Metals PLC	19,064	57,593
Centrica PLC(a)	697,348	495,844
Ceres Power Holdings PLC(a)	10,251	186,657
Cineworld Group PLC(c)	125,715	133,065
Civitas Social Housing PLC	71,449	105,767
Clinigen Group PLC	15,968	167,744
Clipper Logistics PLC	9,110	67,178
Close Brothers Group PLC	17,916	346,892
CMC Markets PLC(b)	13,541	74,843
Coats Group PLC(a)	166,565	140,667
Computacenter PLC	8,663	279,795
ContourGlobal PLC(b)	23,761	65,257
ConvaTec Group PLC(b)	178,753	491,418
Countryside Properties PLC(b)	62,658	371,013
Craneware PLC(c)	2,318	71,619
Cranswick PLC	6,264	293,663
Crest Nicholson Holdings PLC(a)	29,702	131,904
Custodian REIT PLC	48,439	61,860
CVS Group PLC(a)	7,890	165,769
Daily Mail & General Trust PLC, Class A, NVS	18,973	200,614
Dechra Pharmaceuticals PLC	12,702	628,973
Derwent London PLC	12,499	544,430
Dialog Semiconductor PLC(a)	7,789	491,879
Diploma PLC	14,876	473,515
Diversified Gas & Oil PLC	81,430	128,816
Dixons Carphone PLC(a)	126,657	191,144
Domino’s Pizza Group PLC	51,732	233,858

70	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Draper Esprit PLC(a)	11,390	$107,608
Drax Group PLC	47,260	242,457
DS Smith PLC(a)	162,080	810,149
Dunelm Group PLC(a)	12,191	193,522
easyJet PLC	19,231	192,356
Electrocomponents PLC	52,638	634,279
Elementis PLC(a)	66,717	100,869
EMIS Group PLC	6,851	108,566
Empiric Student Property PLC	71,244	71,711
Energean PLC(a)	11,631	125,569
Equiniti Group PLC(a)(b)	42,319	67,875
Ergomed PLC(a)	4,355	64,587
Essentra PLC(a)	36,659	145,382
Eurasia Mining PLC(a)(c)	214,156	70,579
Euromoney Institutional Investor PLC	13,024	170,619
Ferrexpo PLC	34,358	133,143
Fevertree Drinks PLC	12,348	413,903
Finablr PLC(a)(b)(d)	20,497	281
First Derivatives PLC(a)	2,609	107,839
Firstgroup PLC(a)	144,523	142,394
Forterra PLC(a)(b)	27,412	97,870
Frasers Group PLC(a)	24,642	144,558
Frontier Developments PLC(a)	2,568	111,257
Funding Circle Holdings PLC(a)(b)	19,754	26,991
Future PLC	11,779	281,120
G4S PLC(a)	184,982	660,699
Games Workshop Group PLC	3,637	515,914
Gamesys Group PLC	8,820	154,060
GB Group PLC	21,975	258,307
GCP Student Living PLC	52,405	105,929
Genus PLC	7,768	525,457
Go-Ahead Group PLC (The)(a)	5,015	67,799
GoCo Group PLC	36,428	61,428
Grainger PLC	80,452	294,752
Great Portland Estates PLC	27,469	246,088
Greatland Gold PLC(a)	434,151	146,063
Greggs PLC(a)	12,175	346,746
Halfords Group PLC	23,198	86,806
Hammerson PLC	454,266	144,472
Hays PLC(a)	197,281	381,436
Helical PLC	12,980	67,553
Hill & Smith Holdings PLC	9,623	178,657
Hiscox Ltd.(a)	40,743	522,781
Hochschild Mining PLC	39,797	125,693
HomeServe PLC	35,874	514,297
Hotel Chocolat Group PLC(a)	6,167	30,317
Howden Joinery Group PLC(a)	71,351	658,420
Hunting PLC	16,035	44,017
Ibstock PLC(a)(b)	47,068	133,404
Ideagen PLC(c)	21,776	87,017
IG Design Group PLC (c)	8,364	59,724
IG Group Holdings PLC	44,221	455,432
IMI PLC	32,511	556,266
Inchcape PLC(a)	46,969	428,911
Indivior PLC(a)	86,143	162,059
IntegraFin Holdings PLC	35,850	269,776
Intermediate Capital Group PLC	34,308	800,900
Investec PLC	82,605	215,920
iomart Group PLC	11,156	48,869
IP Group PLC(a)	120,537	157,245

Security	Shares	Value

United Kingdom (continued)
IQE PLC(a)	90,695	$98,762
ITM Power PLC(a)	46,330	349,912
ITV PLC(a)	426,372	620,038
IWG PLC(a)	90,082	387,678
J D Wetherspoon PLC(a)	9,978	157,708
JET2 PLC(a)	14,057	254,608
John Laing Group PLC(b)	59,276	258,031
John Wood Group PLC(a)	81,573	328,207
Judges Scientific PLC	599	52,643
Jupiter Fund Management PLC	52,838	207,804
Just Group PLC(a)	122,072	127,901
Kainos Group PLC	9,522	162,661
KAZ Minerals PLC	28,401	282,752
Keller Group PLC	8,892	92,556
Keywords Studios PLC(a)(c)	8,353	312,911
Lancashire Holdings Ltd.	28,818	269,689
Learning Technologies Group PLC(c)	61,630	139,132
Liontrust Asset Management PLC	7,266	127,714
LondonMetric Property PLC	101,866	319,212
LXI REIT PLC	59,362	101,895
Man Group PLC	176,569	354,604
Marks & Spencer Group PLC(a)	233,298	453,476
Marshalls PLC(a)	23,721	211,566
Marston’s PLC(a)	73,071	82,581
McCarthy & Stone PLC(a)(b)	63,523	104,501
Mediclinic International PLC	49,090	195,086
Meggitt PLC(a)	91,827	500,352
Micro Focus International PLC(a)	40,239	245,945
Mitchells & Butlers PLC(a)	23,470	96,042
Mitie Group PLC(a)	137,669	90,743
Moneysupermarket.com Group PLC	64,521	237,449
Morgan Advanced Materials PLC	32,820	131,600
Morgan Sindall Group PLC	4,747	96,475
National Express Group PLC(a)	64,968	223,214
NCC Group PLC	33,969	115,216
Network International Holdings PLC(a)(b)	56,190	264,814
Ninety One PLC	44,235	142,626
Numis Corp. PLC	7,010	31,766
On the Beach Group PLC(a)(b)	17,970	81,309
OSB Group PLC(a)	53,556	301,527
Oxford Biomedica PLC(a)	6,879	92,668
Pagegroup PLC(a)	38,900	240,272
Paragon Banking Group PLC	30,019	186,983
Patisserie Holdings PLC(d)	7,527	0	(e)
Pennon Group PLC	49,662	637,495
Petrofac Ltd.(a)(c)	31,718	51,940
Petropavlovsk PLC(a)	305,941	121,834
Pets at Home Group PLC	59,716	330,140
Picton Property Income Ltd. (The)	67,515	76,487
Playtech PLC(a)	35,884	229,133
Plus500 Ltd.	11,258	207,698
Polypipe Group PLC(a)	26,379	186,190
Premier Foods PLC(a)	71,260	91,592
Primary Health Properties PLC	157,072	313,184
Provident Financial PLC(a)	30,073	101,176
PZ Cussons PLC	25,769	87,757
QinetiQ Group PLC	68,976	285,290
Quilter PLC(b)	218,730	465,858
Rathbone Brothers PLC	6,771	149,697
RDI REIT PLC	32,773	40,999

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Redde Northgate PLC	30,343	$102,293
Redrow PLC(a)	33,878	244,469
Regional REIT Ltd.(b)	49,241	55,311
Renishaw PLC(a)	4,371	360,135
Restaurant Group PLC (The)(a)	69,096	64,805
Restore PLC(a)	13,100	63,861
Rightmove PLC(a)	103,255	849,604
Rotork PLC	104,230	466,027
Royal Mail PLC(a)	107,197	595,583
RWS Holdings PLC	33,987	274,425
S4 Capital PLC(a)	31,826	216,332
Sabre Insurance Group PLC(b)	30,659	106,726
Safestore Holdings PLC	24,826	276,308
Sanne Group PLC	17,529	133,352
Savills PLC(a)	17,197	248,665
Senior PLC(a)	49,274	64,517
Serco Group PLC(a)	146,037	235,231
Serica Energy PLC	19,661	31,858
Shaftesbury PLC(a)	22,744	174,743
Signature Aviation PLC(a)	98,984	558,651
Silence Therapeutics PLC(a)	3,470	27,923
Smart Metering Systems PLC	12,881	120,810
Softcat PLC	13,942	289,092
SolGold PLC(a)	93,561	37,066
Spectris PLC	13,871	578,287
Spire Healthcare Group PLC(a)(b)	33,926	75,099
Spirent Communications PLC	72,116	236,681
SSP Group PLC	64,205	255,506
St. Modwen Properties PLC	24,162	128,901
Stagecoach Group PLC	47,954	48,729
Synthomer PLC	40,535	239,349
TalkTalk Telecom Group PLC	84,586	113,714
Tate & Lyle PLC	55,980	529,493
TBC Bank Group PLC(a)	4,935	82,541
Team17 Group PLC(a)	11,772	129,646
Telecom Plus PLC	7,670	137,343
TI Fluid Systems PLC(a)(b)	26,963	93,823
TORM PLC(c)	3,623	25,714
TP ICAP PLC	67,739	207,433
Trainline PLC(a)(b)	53,562	300,237
Travis Perkins PLC(a)	29,837	552,919
Tritax Big Box REIT PLC	203,867	516,228
Tullow Oil PLC(a)(c)	163,150	57,622
UK Commercial Property REIT Ltd.	88,995	79,924
Ultra Electronics Holdings PLC	8,528	233,862
UNITE Group PLC (The)(a)	37,467	493,917
Vectura Group PLC(a)	73,105	117,253
Vesuvius PLC	25,160	172,058
Victoria PLC(a)	10,428	98,806
Victrex PLC	10,341	332,854
Virgin Money UK PLC(a)(c)	153,083	272,542
Vistry Group PLC(a)	26,212	303,432
Warehouse REIT PLC	43,211	73,578
Watkin Jones PLC	24,592	66,121
Weir Group PLC (The)(a)	30,636	797,214
WH Smith PLC	15,389	323,322
William Hill PLC(a)	118,143	438,032

Security	Shares	Value

United Kingdom (continued)
Workspace Group PLC	16,023	$157,430

		56,846,627

Total Common Stocks — 99.3% (Cost: $173,193,110)		182,180,073

Preferred Stocks

Germany — 0.3%
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	988	84,503
Jungheinrich AG, Preference Shares, NVS	5,681	260,061
Sixt SE, Preference Shares, NVS	2,006	136,477
STO SE & Co. KGaA, Preference Shares, NVS	295	46,878

		527,919

Italy — 0.0%
Danieli & C Officine Meccaniche SpA, Preference Shares, NVS	4,354	54,484

Total Preferred Stocks — 0.3% (Cost: $591,165)		582,403

Rights

Spain — 0.0%
Sacyr SA (Expires 02/03/21)(a)	40,685	2,027

Sweden — 0.0%
Modern Times Group MTG AB, Class B (Expires 02/10/21)(a)	7,395	13,830

Total Rights — 0.0% (Cost: $2,074)		15,857

Short-Term Investments

Money Market Funds — 3.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(f)(g)(h)	6,469,845	6,473,727
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(f)(g)	180,000	180,000

		6,653,727

Total Short-Term Investments — 3.6% (Cost: $6,651,132)		6,653,727

Total Investments in Securities — 103.2% (Cost: $180,437,481)		189,432,060

Other Assets, Less Liabilities — (3.2)%		(5,830,517)

Net Assets — 100.0%		$183,601,543

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Rounds to less than $1.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

72	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI Europe Small-Cap ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$5,400,162	$1,077,164	(a)	$—	$(1,228)	$(2,371)	$6,473,727	6,469,845	$150,522	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	30,000	150,000	(a)	—	—	—	180,000	180,000	21		—

					$(1,228)	$(2,371)	$6,653,727		$150,543		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	14	03/19/21	$592	$(9,872)
FTSE 100 Index	3	03/19/21	262	(10,414)

				$(20,286)

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$20,286

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended January 31, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$90,483

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(2,410)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$722,103

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI Europe Small-Cap ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$182,179,789	$—	$284	$182,180,073
Preferred Stocks	582,403	—	—	582,403
Rights	15,857	—	—	15,857
Money Market Funds	6,653,727	—	—	6,653,727

	$189,431,776	$—	$284	$189,432,060

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(20,286)	$—	$—	$(20,286)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

74	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2021	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.5%
Afterpay Ltd.(a)	744	$77,120
AGL Energy Ltd.	2,515	22,133
AMP Ltd.	10,985	12,516
Ampol Ltd.	1,027	20,621
APA Group	4,855	36,468
Aristocrat Leisure Ltd.	2,115	50,402
ASX Ltd.	661	36,408
Aurizon Holdings Ltd.	5,523	15,679
AusNet Services	5,906	7,839
Australia & New Zealand Banking Group Ltd.	10,668	194,067
BHP Group Ltd.	10,995	367,468
BHP Group PLC	7,911	218,517
BlueScope Steel Ltd.	1,989	25,317
Brambles Ltd.	5,964	48,367
CIMIC Group Ltd.(a)	379	7,174
Coca-Cola Amatil Ltd.	2,352	23,604
Cochlear Ltd.	221	33,478
Coles Group Ltd.	5,356	74,832
Commonwealth Bank of Australia	6,639	425,381
Computershare Ltd.	1,806	19,912
Crown Resorts Ltd.	1,512	11,137
CSL Ltd.	1,687	351,701
Dexus	3,948	27,292
Evolution Mining Ltd.	5,646	20,490
Fortescue Metals Group Ltd.	6,511	108,853
Goodman Group	6,136	83,235
GPT Group (The)	7,155	23,715
Insurance Australia Group Ltd.	8,122	30,223
James Hardie Industries PLC(a)	1,653	46,659
Lendlease Corp. Ltd.	2,184	20,125
Macquarie Group Ltd.	1,191	120,073
Magellan Financial Group Ltd.	465	17,096
Medibank Pvt Ltd.	10,362	23,215
Mirvac Group	16,260	29,692
National Australia Bank Ltd.	12,157	219,568
Newcrest Mining Ltd.	2,898	55,854
Northern Star Resources Ltd.	2,580	25,437
Oil Search Ltd.	8,674	25,822
Orica Ltd.	1,470	17,211
Origin Energy Ltd.	6,628	24,104
Qantas Airways Ltd.(a)	2,757	9,519
QBE Insurance Group Ltd.	5,013	30,885
Ramsay Health Care Ltd.	672	32,467
REA Group Ltd.	172	19,357
Rio Tinto Ltd.	1,331	112,650
Santos Ltd.	6,398	31,957
Scentre Group	21,606	45,256
Seek Ltd.	1,176	25,309
Sonic Healthcare Ltd.	1,596	42,087
South32 Ltd.	18,202	35,472
Stockland	9,433	32,207
Suncorp Group Ltd.	4,608	35,638
Sydney Airport(a)	4,783	20,991
Tabcorp Holdings Ltd.	7,607	23,288
Telstra Corp. Ltd.	15,992	38,282
TPG Telecom Ltd.(a)	1,806	10,254
Transurban Group	10,569	107,364
Treasury Wine Estates Ltd.	2,621	20,210

Security	Shares	Value

Australia (continued)
Vicinity Centres	12,400	$14,604
Washington H Soul Pattinson & Co. Ltd.(b)	378	7,883
Wesfarmers Ltd.	4,190	175,559
Westpac Banking Corp.	13,441	217,905
WiseTech Global Ltd.	540	12,960
Woodside Petroleum Ltd.	3,570	67,025
Woolworths Group Ltd.	4,668	146,341

		4,314,275

Austria — 0.1%
Erste Group Bank AG(a)	1,107	33,959
OMV AG	576	24,310
Raiffeisen Bank International AG(a)	504	9,901
Verbund AG	252	22,778
voestalpine AG	450	16,467

		107,415

Belgium — 0.3%
Ageas SA/NV	714	36,684
Anheuser-Busch InBev SA/NV	2,860	180,610
Elia Group SA/NV	116	13,994
Etablissements Franz Colruyt NV	252	15,571
Galapagos NV(a)	168	17,561
Groupe Bruxelles Lambert SA	436	43,319
KBC Group NV(a)	939	65,846
Proximus SADP	564	11,909
Sofina SA	53	17,192
Solvay SA	224	25,592
UCB SA	477	49,560
Umicore SA	747	42,445

		520,283

Canada — 3.4%
Agnico Eagle Mines Ltd.	870	60,797
Air Canada(a)	494	7,742
Algonquin Power & Utilities Corp.	1,961	32,713
Alimentation Couche-Tard Inc., Class B	3,282	100,198
AltaGas Ltd.	798	11,863
Atco Ltd., Class I, NVS	309	8,855
B2Gold Corp.	3,616	17,890
Bank of Montreal	2,325	173,121
Bank of Nova Scotia (The)	4,531	241,899
Barrick Gold Corp.	6,704	149,882
Bausch Health Cos Inc.(a)	1,260	32,184
BCE Inc.	546	23,183
BlackBerry Ltd.(a)	1,806	25,391
Brookfield Asset Management Inc., Class A	4,829	187,308
Brookfield Renewable Corp., Class A	450	25,254
CAE Inc.	1,050	23,746
Cameco Corp.	1,527	19,018
Canadian Apartment Properties REIT	295	11,824
Canadian Imperial Bank of Commerce	1,680	143,322
Canadian National Railway Co.	2,586	262,193
Canadian Natural Resources Ltd.	4,194	94,849
Canadian Pacific Railway Ltd.	483	162,446
Canadian Tire Corp. Ltd., Class A, NVS	245	31,800
Canadian Utilities Ltd., Class A, NVS	504	12,471
Canopy Growth Corp.(a)(b)	757	30,334
CCL Industries Inc., Class B, NVS	539	24,755
Cenovus Energy Inc.	3,990	23,582
CGI Inc.(a)	834	66,918
CI Financial Corp.	966	12,008

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Constellation Software Inc.	76	$92,678
Dollarama Inc.	1,125	44,024
Emera Inc.	924	38,676
Empire Co. Ltd., Class A, NVS	546	15,101
Enbridge Inc.	7,451	250,573
Fairfax Financial Holdings Ltd.	106	38,495
First Quantum Minerals Ltd.	2,363	39,400
FirstService Corp.	146	19,964
Fortis Inc.	1,726	69,880
Franco-Nevada Corp.	703	83,829
George Weston Ltd.	297	21,520
GFL Environmental Inc.	704	19,895
Gildan Activewear Inc.(b)	756	18,908
Great-West Lifeco Inc.	1,081	24,710
Hydro One Ltd.(c)	1,207	27,996
iA Financial Corp. Inc.	435	19,403
IGM Financial Inc.	210	5,571
Imperial Oil Ltd.	728	13,865
Intact Financial Corp.	504	55,630
Inter Pipeline Ltd.	1,374	13,800
Keyera Corp.	765	14,384
Kinross Gold Corp.	4,326	30,241
Kirkland Lake Gold Ltd.	1,028	39,544
Loblaw Companies Ltd.	637	30,792
Lundin Mining Corp.	2,450	21,864
Magna International Inc.	1,064	75,012
Manulife Financial Corp.	7,412	134,088
Metro Inc.	985	42,625
National Bank of Canada	1,248	70,213
Northland Power Inc.	712	26,112
Nutrien Ltd.	2,127	104,864
Onex Corp.	309	16,381
Open Text Corp.	957	42,911
Pan American Silver Corp.	732	23,706
Parkland Corp./Canada	556	16,700
Pembina Pipeline Corp.	1,878	49,484
Power Corp. of Canada	2,166	50,477
Quebecor Inc., Class B	504	12,073
Restaurant Brands International Inc.	1,040	60,050
RioCan REIT	546	7,279
Ritchie Bros Auctioneers Inc.	412	24,353
Rogers Communications Inc., Class B, NVS	1,374	62,072
Royal Bank of Canada	5,285	428,195
Saputo Inc.	1,081	28,374
Shaw Communications Inc., Class B, NVS	1,710	29,369
Shopify Inc., Class A(a)	403	439,860
SSR Mining Inc.(a)	819	14,412
Sun Life Financial Inc.	2,090	96,692
Suncor Energy Inc.	5,812	97,318
TC Energy Corp.	3,545	152,101
Teck Resources Ltd., Class B	1,891	34,580
TELUS Corp.	1,626	33,590
Thomson Reuters Corp.	653	53,300
TMX Group Ltd.	196	18,924
Topicus.com Inc.(a)(d)	141	5,298
Toromont Industries Ltd.	307	20,629
Toronto-Dominion Bank (The)	6,614	375,162
Waste Connections Inc.	966	95,161
Wheaton Precious Metals Corp.	1,806	74,250
WSP Global Inc.	435	40,556

Security	Shares	Value

Canada (continued)
Yamana Gold Inc.	3,319	$15,511

		5,939,971

Denmark — 0.8%
Ambu A/S, Series B(b)	569	27,000
AP Moller - Maersk A/S, Class A	12	22,836
AP Moller - Maersk A/S, Class B, NVS	23	47,788
Carlsberg A/S, Class B	404	59,406
Chr Hansen Holding A/S(a)	379	34,458
Coloplast A/S, Class B	469	70,281
Danske Bank A/S(a)	2,608	44,837
Demant A/S(a)	436	15,725
DSV PANALPINA A/S	798	125,083
Genmab A/S(a)	239	95,647
GN Store Nord A/S	446	34,240
H Lundbeck A/S	252	9,023
Novo Nordisk A/S, Class B	6,319	439,089
Novozymes A/S, Class B	714	43,059
Orsted A/S(c)	729	138,965
Pandora A/S	394	38,177
ROCKWOOL International A/S, Class B	30	11,379
Tryg A/S	477	14,913
Vestas Wind Systems A/S	719	156,672

		1,428,578

Finland — 0.4%
Elisa OYJ	591	35,240
Fortum OYJ	1,722	41,810
Kesko OYJ, Class B	1,020	26,519
Kone OYJ, Class B	1,208	95,276
Neste OYJ	1,539	108,968
Nokia OYJ(a)	21,212	102,154
Nordea Bank OYJ Abp(a)	12,562	102,344
Orion OYJ, Class B	366	16,826
Sampo OYJ, Class A	1,681	70,825
Stora Enso OYJ, Class R	1,989	36,247
UPM-Kymmene OYJ	2,044	73,231
Wartsila OYJ Abp	1,578	15,540

		724,980

France — 3.5%
Accor SA(a)	715	24,175
Aeroports de Paris(a)	114	13,157
Air Liquide SA	1,765	289,480
Airbus SE(a)	2,196	221,971
Alstom SA(a)	998	54,391
Amundi SA(a)(c)	231	17,231
Arkema SA	234	26,012
Atos SE(a)	363	27,995
AXA SA	6,926	153,983
BioMerieux	171	26,488
BNP Paribas SA(a)	4,077	197,036
Bollore SA	3,123	12,695
Bouygues SA	801	31,549
Bureau Veritas SA(a)	966	25,455
Capgemini SE	604	87,689
Carrefour SA	2,100	35,693
Cie. de Saint-Gobain(a)	1,898	94,726
Cie. Generale des Etablissements Michelin SCA	643	88,976
CNP Assurances(a)	672	10,221
Covivio	212	17,475
Credit Agricole SA(a)	4,255	48,489

76	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Danone SA	2,310	$154,241
Dassault Aviation SA(a)	10	10,478
Dassault Systemes SE	499	99,877
Edenred	873	47,483
Eiffage SA(a)	284	25,857
Electricite de France SA(a)	2,232	27,876
Engie SA(a)	6,568	102,297
EssilorLuxottica SA	1,048	148,966
Eurazeo SE(a)	174	12,218
Eurofins Scientific SE(a)	427	41,076
Faurecia SE(a)	296	15,589
Gecina SA	190	27,146
Getlink SE(a)	1,722	26,611
Hermes International	117	119,770
Iliad SA	54	10,015
Ipsen SA	126	11,029
Kering SA	282	185,553
Klepierre SA	786	18,974
La Francaise des Jeux SAEM(c)	323	13,911
Legrand SA	1,026	94,608
L’Oreal SA(b)	935	329,534
LVMH Moet Hennessy Louis Vuitton SE	1,018	616,282
Natixis SA(a)	3,839	14,566
Orange SA	7,506	88,491
Orpea(a)	180	24,952
Pernod Ricard SA	745	140,924
Publicis Groupe SA	808	41,975
Remy Cointreau SA	84	15,624
Renault SA(a)	714	30,569
Safran SA(a)	1,205	152,398
Sanofi	4,213	394,883
Sartorius Stedim Biotech	109	45,686
Schneider Electric SE	2,003	294,325
SCOR SE(a)	635	19,364
SEB SA	87	16,584
SES SA	1,428	12,214
Societe Generale SA(a)	2,942	55,179
Sodexo SA(a)	351	31,326
STMicroelectronics NV	2,356	95,229
Suez SA	1,218	25,082
Teleperformance	220	72,219
Thales SA	393	35,418
TOTAL SE	9,284	393,585
Ubisoft Entertainment SA(a)	338	33,836
Unibail-Rodamco-Westfield(b)	511	43,147
Valeo SA(b)	924	34,620
Veolia Environnement SA	2,100	56,281
Vinci SA	1,934	179,934
Vivendi SA	3,163	97,298
Wendel SE	126	14,573
Worldline SA(a)(c)	917	78,051

		6,182,611

Germany — 2.9%
adidas AG(a)	712	226,632
Allianz SE, Registered	1,558	353,048
Aroundtown SA	3,429	23,896
BASF SE	3,447	267,305
Bayer AG, Registered	3,549	215,217
Bayerische Motoren Werke AG	1,218	103,597
Bechtle AG	102	21,698

Security	Shares	Value

Germany (continued)
Beiersdorf AG	378	$41,487
Brenntag AG	576	45,304
Carl Zeiss Meditec AG, Bearer	126	19,747
Commerzbank AG(a)	4,116	27,403
Continental AG	397	55,828
Covestro AG(c)	656	44,758
Daimler AG, Registered	3,199	225,881
Delivery Hero SE(a)(c)	484	73,795
Deutsche Bank AG, Registered(a)	7,392	75,158
Deutsche Boerse AG	677	109,062
Deutsche Lufthansa AG, Registered(a)(b)	910	11,769
Deutsche Post AG, Registered	3,569	176,951
Deutsche Telekom AG, Registered	12,474	222,774
Deutsche Wohnen SE	1,336	66,353
E.ON SE	8,358	88,646
Evonik Industries AG	840	27,738
Fresenius Medical Care AG & Co. KGaA	852	69,144
Fresenius SE & Co. KGaA	1,542	68,884
GEA Group AG	443	15,360
Hannover Rueck SE	240	37,322
HeidelbergCement AG	547	40,551
HelloFresh SE(a)	552	46,810
Henkel AG & Co. KGaA	408	38,266
HOCHTIEF AG	84	7,832
Infineon Technologies AG	4,664	187,696
KION Group AG	297	25,748
Knorr-Bremse AG	210	27,855
LANXESS AG	336	25,374
LEG Immobilien AG	240	34,523
Merck KGaA	504	84,315
MTU Aero Engines AG	191	44,553
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	511	135,834
Nemetschek SE	201	14,212
Puma SE(a)	336	32,975
Rational AG	13	12,532
RWE AG	2,456	105,805
SAP SE	3,902	496,809
Scout24 AG(c)	374	28,989
Siemens AG, Registered	2,822	438,636
Siemens Healthineers AG(c)	1,003	56,394
Symrise AG	462	57,644
TeamViewer AG(a)(c)	613	31,808
Telefonica Deutschland Holding AG	2,970	8,158
Uniper SE	801	28,124
United Internet AG, Registered(e)	462	20,122
Volkswagen AG	127	26,924
Vonovia SE	1,871	125,337
Zalando SE(a)(c)	569	65,478

		4,964,061

Hong Kong — 1.1%
AIA Group Ltd.	44,600	539,248
ASM Pacific Technology Ltd.	1,200	17,504
Bank of East Asia Ltd. (The)(b)	4,680	10,152
BOC Hong Kong Holdings Ltd.	12,000	35,905
Budweiser Brewing Co. APAC Ltd.(c)	5,000	16,798
CK Asset Holdings Ltd.	9,336	46,898
CK Hutchison Holdings Ltd.	10,336	71,583
CK Infrastructure Holdings Ltd.	2,500	13,332
CLP Holdings Ltd.	6,500	60,944

S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares		Value

Hong Kong (continued)
ESR Cayman Ltd.(a)(c)	6,200		$22,149
Galaxy Entertainment Group Ltd.	8,000		60,667
Hang Lung Properties Ltd.	8,000		21,357
Hang Seng Bank Ltd.	3,000		54,283
Henderson Land Development Co. Ltd.	5,523		22,580
HK Electric Investments & HK Electric Investments Ltd.	7,500		7,409
HKT Trust & HKT Ltd.	16,740		22,064
Hong Kong & China Gas Co. Ltd.	41,875		60,162
Hong Kong Exchanges & Clearing Ltd.	4,400		282,255
Hongkong Land Holdings Ltd.	4,200		19,446
Jardine Matheson Holdings Ltd.	800		46,240
Jardine Strategic Holdings Ltd.	800		20,792
Link REIT	8,400		73,342
Melco Resorts & Entertainment Ltd., ADR	835		13,352
MTR Corp. Ltd.	6,000		34,937
New World Development Co. Ltd.	4,583		21,308
PCCW Ltd.	12,000		6,686
Power Assets Holdings Ltd.	5,500		29,295
Sands China Ltd.	8,000		31,829
Sino Land Co. Ltd.	14,000		19,500
SJM Holdings Ltd.	8,000		8,605
Sun Hung Kai Properties Ltd.	4,500		61,518
Swire Pacific Ltd., Class A	2,000		12,523
Swire Properties Ltd.	4,400		12,796
Techtronic Industries Co. Ltd.	5,393		81,237
WH Group Ltd.(c)	39,000		31,687
Wharf Real Estate Investment Co. Ltd.	7,000		37,149
Wynn Macau Ltd.(a)	6,000		9,533
Xinyi Glass Holdings Ltd.	4,000		9,698

			1,946,763

Ireland — 0.6%
CRH PLC(a)	2,938		122,715
Flutter Entertainment PLC(a)	578		108,035
Horizon Therapeutics PLC(a)	823		59,651
Kerry Group PLC, Class A	603		81,976
Kingspan Group PLC(a)	576		39,188
Linde PLC	1,956		480,003
Smurfit Kappa Group PLC	798		38,469
STERIS PLC	317		59,314
Trane Technologies PLC	925		132,599

			1,121,950

Israel — 0.2%
Azrieli Group Ltd.	168		10,361
Bank Hapoalim BM(a)	4,089		29,213
Bank Leumi Le-Israel BM	5,144		32,196
Check Point Software Technologies Ltd.(a)	467		59,655
CyberArk Software Ltd.(a)	126		20,192
Elbit Systems Ltd.	79		11,023
ICL Group Ltd.	2,689		14,499
Isracard Ltd.	0	(f)	1
Israel Discount Bank Ltd., Class A	4,536		17,824
Mizrahi Tefahot Bank Ltd.	477		11,256
Nice Ltd.(a)	240		62,284
Teva Pharmaceutical Industries Ltd., ADR(a)	4,032		47,497
Wix.com Ltd.(a)	197		48,669

			364,670

Italy — 0.7%
Amplifon SpA(a)	465		18,490
Assicurazioni Generali SpA(a)	3,951		67,633

Security	Shares	Value

Italy (continued)
Atlantia SpA(a)	1,848	$29,422
CNH Industrial NV(a)	3,654	46,856
DiaSorin SpA	88	19,308
Enel SpA	30,366	302,180
Eni SpA	9,702	98,445
Ferrari NV	479	100,239
FinecoBank Banca Fineco SpA(a)	1,921	30,048
Infrastrutture Wireless Italiane SpA(c)	903	9,725
Intesa Sanpaolo SpA(a)	61,764	135,457
Mediobanca Banca di Credito Finanziario SpA(a)	2,396	21,436
Moncler SpA(a)	672	38,053
Nexi SpA(a)(c)	1,647	29,314
Poste Italiane SpA(c)	1,974	19,368
Prysmian SpA	779	25,212
Recordati Industria Chimica e Farmaceutica SpA	408	21,175
Snam SpA	8,527	44,836
Telecom Italia SpA/Milano	32,828	14,095
Tenaris SA	1,764	13,780
Terna Rete Elettrica Nazionale SpA	4,942	35,988
UniCredit SpA(a)	8,297	76,175

		1,197,235

Jersey — 0.0%
Novocure Ltd.(a)	321	51,668

Malta — 0.0%
BGP Holdings PLC(a)(d)	38,252	1

Netherlands — 1.6%
ABN AMRO Bank NV, CVA(a)(c)	1,705	17,835
Adyen NV(a)(c)	65	135,786
Aegon NV	7,064	29,196
Akzo Nobel NV	679	69,161
ArcelorMittal SA(a)	2,497	54,732
Argenx SE(a)	167	48,937
ASML Holding NV	1,577	841,941
Davide Campari-Milano NV	2,214	23,875
EXOR NV	393	29,306
Heineken Holding NV	431	38,015
Heineken NV	937	97,831
ING Groep NV(a)	14,658	131,334
JDE Peet’s NV(a)	280	10,814
Just Eat Takeaway.com NV(a)(c)	432	49,639
Koninklijke Ahold Delhaize NV	4,140	118,650
Koninklijke DSM NV	633	110,741
Koninklijke KPN NV	12,602	39,439
Koninklijke Philips NV(a)	3,456	188,752
Koninklijke Vopak NV	282	14,283
NN Group NV	1,149	47,880
NXP Semiconductors NV	1,044	167,531
Prosus NV	1,831	213,150
QIAGEN NV(a)	852	46,238
Randstad NV(a)	450	28,133
Stellantis NV	4,095	62,337
Stellantis NV New(a)	3,808	57,894
Wolters Kluwer NV	1,017	84,561

		2,757,991

New Zealand — 0.1%
a2 Milk Co. Ltd. (The)(a)	2,730	22,705
Auckland International Airport Ltd.(a)	3,711	19,925
Fisher & Paykel Healthcare Corp. Ltd.	2,142	53,475

78	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

New Zealand (continued)
Mercury NZ Ltd.	2,570	$13,197
Meridian Energy Ltd.	5,005	25,791
Ryman Healthcare Ltd.	1,374	15,408
Spark New Zealand Ltd.	6,594	22,811
Xero Ltd.(a)	454	45,245

		218,557

Norway — 0.2%
Adevinta ASA(a)	898	13,418
DNB ASA(a)	3,267	64,152
Equinor ASA	3,715	67,260
Gjensidige Forsikring ASA	771	17,849
Mowi ASA	1,658	36,841
Norsk Hydro ASA	5,018	22,365
Orkla ASA	2,803	27,339
Schibsted ASA, Class A(a)	195	7,382
Schibsted ASA, Class B(a)	420	13,612
Telenor ASA	2,772	46,038
Yara International ASA	645	30,203

		346,459

Portugal — 0.1%
EDP - Energias de Portugal SA	9,748	61,251
Galp Energia SGPS SA	1,934	19,464
Jeronimo Martins SGPS SA	1,050	17,190

		97,905

Singapore — 0.4%
Ascendas REIT	10,977	25,476
CapitaLand Integrated Commercial Trust	20,201	32,575
CapitaLand Ltd.	8,400	20,318
City Developments Ltd.	1,800	9,793
DBS Group Holdings Ltd.	6,800	129,021
Genting Singapore Ltd.	21,800	14,045
Keppel Corp. Ltd.	5,100	19,253
Mapletree Commercial Trust	7,700	12,010
Mapletree Logistics Trust(b)	10,189	15,202
Oversea-Chinese Banking Corp. Ltd.(b)	11,825	91,955
Singapore Airlines Ltd.(a)	5,100	15,795
Singapore Exchange Ltd.	3,400	25,364
Singapore Technologies Engineering Ltd.	5,800	16,214
Singapore Telecommunications Ltd.	30,200	53,705
Suntec REIT(b)	9,900	11,936
United Overseas Bank Ltd.	4,400	77,516
UOL Group Ltd.	2,100	11,583
Venture Corp. Ltd.	1,100	16,445
Wilmar International Ltd.	7,100	28,195

		626,401

Spain — 0.8%
ACS Actividades de Construccion y Servicios SA	1,029	32,153
Aena SME SA(a)(c)	254	39,283
Amadeus IT Group SA	1,638	104,555
Banco Bilbao Vizcaya Argentaria SA	24,837	113,667
Banco Santander SA(a)	62,872	184,466
CaixaBank SA(a)	13,231	33,547
Cellnex Telecom SA(c)	1,181	69,315
Enagas SA	959	21,176
Endesa SA	1,149	29,454
Ferrovial SA	1,875	45,115
Grifols SA	1,150	33,950
Iberdrola SA	22,472	305,364
Iberdrola SA, New	321	4,362

Security	Shares	Value

Spain (continued)
Industria de Diseno Textil SA	4,067	$121,005
Naturgy Energy Group SA	1,134	29,359
Red Electrica Corp. SA	1,551	29,508
Repsol SA	6,060	59,797
Siemens Gamesa Renewable Energy SA	897	36,932
Telefonica SA(a)	19,201	82,905

		1,375,913

Sweden — 1.1%
Alfa Laval AB(a)	1,011	26,651
Assa Abloy AB, Class B	3,810	94,718
Atlas Copco AB, Class A	2,527	138,142
Atlas Copco AB, Class B	1,470	69,313
Boliden AB	966	31,889
Electrolux AB, Series B	699	17,176
Epiroc AB, Class A	2,535	48,856
Epiroc AB, Class B	1,470	25,375
EQT AB	896	28,083
Essity AB, Class B	2,228	71,489
Evolution Gaming Group AB(c)	598	58,547
Fastighets AB Balder, Class B(a)	378	19,030
Hennes & Mauritz AB, Class B(a)	3,024	64,977
Hexagon AB, Class B	999	87,781
Husqvarna AB, Class B	1,932	24,038
ICA Gruppen AB	294	14,798
Industrivarden AB, Class A(a)	399	13,497
Industrivarden AB, Class C(a)	547	17,499
Investment AB Latour, Class B	557	12,530
Investor AB, Class B	1,673	123,388
Kinnevik AB, Class B	924	45,565
L E Lundbergforetagen AB, Class B(a)	309	16,328
Lundin Energy AB	501	13,736
Nibe Industrier AB, Class B	1,087	36,470
Sandvik AB(a)	4,074	102,112
Securitas AB, Class B	1,240	19,239
Skandinaviska Enskilda Banken AB, Class A(a)	5,838	64,024
Skanska AB, Class B	1,386	36,037
SKF AB, Class B	1,501	41,333
Svenska Cellulosa AB SCA, Class B(a)	2,113	37,400
Svenska Handelsbanken AB, Class A(a)	5,814	58,485
Swedbank AB, Class A(a)	3,390	64,206
Swedish Match AB	635	49,242
Tele2 AB, Class B	1,639	22,724
Telefonaktiebolaget LM Ericsson, Class B	10,908	138,338
Telia Co. AB	9,774	43,059
Volvo AB, Class B(a)	5,464	135,640

		1,911,715

Switzerland — 3.2%
ABB Ltd., Registered	6,934	205,308
Adecco Group AG, Registered	620	38,917
Alcon Inc.(a)	1,851	133,166
Baloise Holding AG, Registered	182	30,545
Banque Cantonale Vaudoise, Registered	81	8,604
Barry Callebaut AG, Registered	10	22,246
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	3	26,068
Cie. Financiere Richemont SA, Class A, Registered	1,960	182,604
Clariant AG, Registered	666	14,194
Coca-Cola HBC AG	715	21,237
Credit Suisse Group AG, Registered	9,492	125,425

S C H E D U L E O F I N V E S T M E N T S	79

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
EMS-Chemie Holding AG, Registered	30	$28,361
Geberit AG, Registered	134	82,183
Givaudan SA, Registered	35	141,479
Julius Baer Group Ltd.	840	50,989
Kuehne + Nagel International AG, Registered	200	45,661
LafargeHolcim Ltd., Registered	1,973	107,011
Logitech International SA, Registered	573	59,812
Lonza Group AG, Registered	278	178,125
Nestle SA, Registered	10,761	1,210,129
Novartis AG, Registered	8,218	743,925
Partners Group Holding AG	71	84,161
Roche Holding AG, NVS	2,602	898,386
Schindler Holding AG, Participation Certificates, NVS	154	40,768
Schindler Holding AG, Registered	82	21,643
SGS SA, Registered	22	66,994
Siemens Energy AG(a)	1,410	52,384
Sika AG, Registered	504	137,331
Sonova Holding AG, Registered(a)	227	54,964
Straumann Holding AG, Registered	42	46,721
Swatch Group AG (The), Bearer	126	36,401
Swatch Group AG (The), Registered	170	9,603
Swiss Life Holding AG, Registered	107	48,941
Swiss Prime Site AG, Registered	304	29,628
Swiss Re AG	1,080	95,496
Swisscom AG, Registered	98	53,473
Temenos AG, Registered	252	31,967
UBS Group AG, Registered	13,702	198,306
Vifor Pharma AG	183	24,932
Zurich Insurance Group AG	560	224,227

		5,612,315

United Kingdom — 4.7%
3i Group PLC	3,700	56,473
Admiral Group PLC	772	30,552
Amcor PLC	5,628	61,570
Anglo American PLC	4,566	151,359
Antofagasta PLC	1,317	25,862
Aptiv PLC	998	133,333
Ashtead Group PLC	1,658	84,081
Associated British Foods PLC(a)	1,344	39,071
AstraZeneca PLC	4,918	505,897
Auto Trader Group PLC(c)	3,936	30,484
AVEVA Group PLC	433	21,619
Aviva PLC	14,870	68,446
BAE Systems PLC	12,264	77,822
Barclays PLC(a)	62,062	113,807
Barratt Developments PLC(a)	3,627	31,816
Berkeley Group Holdings PLC	505	29,049
BP PLC	74,975	279,525
British American Tobacco PLC	8,419	307,233
British Land Co. PLC (The)	3,627	22,348
BT Group PLC	30,576	52,736
Bunzl PLC	1,302	42,016
Burberry Group PLC(a)	1,542	36,389
Coca-Cola European Partners PLC	700	32,529
Compass Group PLC(a)	6,656	119,780
Croda International PLC	532	45,922
DCC PLC	379	28,708
Diageo PLC	8,649	350,247
Direct Line Insurance Group PLC	5,057	20,826
Entain PLC(a)	2,019	34,407

Security	Shares	Value

United Kingdom (continued)
Evraz PLC	1,512	$10,410
Experian PLC	3,477	122,039
Ferguson PLC	816	95,268
GlaxoSmithKline PLC	18,748	349,356
Glencore PLC(a)	37,350	126,376
Halma PLC	1,433	48,585
Hargreaves Lansdown PLC	1,159	27,191
Hikma Pharmaceuticals PLC	762	25,103
HSBC Holdings PLC(a)	74,972	394,047
Imperial Brands PLC	3,570	72,064
Informa PLC(a)	5,945	40,786
InterContinental Hotels Group PLC(a)	645	40,043
Intertek Group PLC	630	47,737
J Sainsbury PLC	5,868	19,694
JD Sports Fashion PLC(a)	1,276	13,089
Johnson Matthey PLC	747	30,281
Kingfisher PLC(a)	8,065	30,755
Land Securities Group PLC	2,858	24,125
Legal & General Group PLC	21,504	72,051
Lloyds Banking Group PLC(a)	266,423	120,731
London Stock Exchange Group PLC	1,176	140,269
M&G PLC	9,963	24,065
Melrose Industries PLC(a)	17,934	41,496
Mondi PLC	1,832	43,459
National Grid PLC	12,938	151,015
Natwest Group PLC(a)	18,386	37,265
Next PLC(a)	477	50,633
Ocado Group PLC(a)	1,680	64,065
Pearson PLC	2,688	29,994
Persimmon PLC	1,149	40,250
Phoenix Group Holdings PLC	2,053	19,024
Prudential PLC	9,602	154,600
Reckitt Benckiser Group PLC	2,616	222,650
RELX PLC	7,073	176,042
Rentokil Initial PLC(a)	7,037	48,084
Rio Tinto PLC	4,229	324,568
Rolls-Royce Holdings PLC(a)	30,690	38,646
Royal Dutch Shell PLC, Class A	15,346	281,958
Royal Dutch Shell PLC, Class B	13,890	242,656
Royalty Pharma PLC, Class A	425	19,979
RSA Insurance Group PLC	3,697	34,268
Sage Group PLC (The)	4,034	32,672
Schroders PLC	450	21,115
Segro PLC	4,318	56,579
Sensata Technologies Holding PLC(a)	630	34,335
Severn Trent PLC	870	27,621
Smith & Nephew PLC	3,276	69,346
Smiths Group PLC	1,485	28,926
Spirax-Sarco Engineering PLC	280	42,602
SSE PLC	4,033	82,186
St. James’s Place PLC	1,959	31,568
Standard Chartered PLC(a)	9,205	56,123
Standard Life Aberdeen PLC	7,692	31,910
Taylor Wimpey PLC(a)	11,397	22,920
Tesco PLC	35,272	115,955
Unilever PLC	9,739	567,040
United Utilities Group PLC	2,481	31,418
Vodafone Group PLC	99,091	169,872
Whitbread PLC(a)	737	28,206
Wm Morrison Supermarkets PLC	8,373	20,633

80	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
WPP PLC	4,704	$49,467

		8,249,118

United States — 70.6%
10X Genomics Inc., Class A(a)	229	39,193
3M Co.	2,142	376,264
A O Smith Corp.	546	29,648
Abbott Laboratories	6,550	809,515
AbbVie Inc.	6,537	669,912
ABIOMED Inc.(a)	168	58,506
Accenture PLC, Class A	2,368	572,867
Activision Blizzard Inc.	2,859	260,169
Adobe Inc.(a)	1,777	815,234
Advance Auto Parts Inc.	282	42,057
Advanced Micro Devices Inc.(a)	4,377	374,846
AES Corp. (The)	2,688	65,560
Aflac Inc.	2,579	116,519
Agilent Technologies Inc.	1,139	136,874
AGNC Investment Corp.	1,849	28,844
Air Products & Chemicals Inc.	814	217,143
Akamai Technologies Inc.(a)	573	63,620
Albemarle Corp.	397	64,576
Alexandria Real Estate Equities Inc.	472	78,876
Alexion Pharmaceuticals Inc.(a)	840	128,797
Align Technology Inc.(a)	276	145,005
Alleghany Corp.	48	27,209
Allegion PLC	302	32,317
Alliant Energy Corp.	828	40,282
Allstate Corp. (The)	1,184	126,901
Ally Financial Inc.	1,393	52,711
Alnylam Pharmaceuticals Inc.(a)	407	61,245
Alphabet Inc., Class A(a)	1,113	2,033,852
Alphabet Inc., Class C, NVS(a)	1,112	2,041,343
Altice USA Inc., Class A(a)	1,261	44,854
Altria Group Inc.	6,978	286,656
Amazon.com Inc.(a)	1,577	5,056,177
AMERCO	42	19,422
Ameren Corp.	924	67,193
American Electric Power Co. Inc.	1,848	149,522
American Express Co.	2,567	298,439
American Financial Group Inc./OH	306	28,807
American International Group Inc.	3,276	122,653
American Tower Corp.	1,663	378,100
American Water Works Co. Inc.	702	111,632
Ameriprise Financial Inc.	447	88,448
AmerisourceBergen Corp.	534	55,643
AMETEK Inc.	887	100,462
Amgen Inc.	2,166	522,937
Amphenol Corp., Class A	1,111	138,742
Analog Devices Inc.	1,386	204,199
Annaly Capital Management Inc.	5,483	44,522
ANSYS Inc.(a)	322	114,107
Anthem Inc.	943	280,052
Aon PLC, Class A	850	172,635
Apollo Global Management Inc.	604	27,748
Apple Inc.	63,350	8,359,666
Applied Materials Inc.	3,356	324,458
Aramark	926	31,753
Arch Capital Group Ltd.(a)	1,512	47,492
Archer-Daniels-Midland Co.	2,102	105,121
Arista Networks Inc.(a)	210	64,588

Security	Shares	Value

United States (continued)
Arrow Electronics Inc.(a)	259	$25,286
Arthur J Gallagher & Co.	723	83,441
Assurant Inc.	219	29,668
AT&T Inc.	26,316	753,427
Athene Holding Ltd., Class A(a)	546	22,326
Atmos Energy Corp.	420	37,380
Autodesk Inc.(a)	813	225,551
Autoliv Inc.	316	28,032
Automatic Data Processing Inc.	1,578	260,559
AutoZone Inc.(a)	88	98,417
Avalara Inc.(a)	258	38,700
AvalonBay Communities Inc.	511	83,635
Avantor Inc.(a)	1,935	57,063
Avery Dennison Corp.	336	50,692
Axalta Coating Systems Ltd.(a)	866	23,373
Baker Hughes Co.	2,376	47,734
Ball Corp.	1,177	103,600
Bank of America Corp.	29,041	861,066
Bank of New York Mellon Corp. (The)	3,010	119,888
Baxter International Inc.	1,921	147,590
Becton Dickinson and Co.	1,085	284,042
Berkshire Hathaway Inc., Class B(a)	5,179	1,180,139
Best Buy Co. Inc.	817	88,906
Biogen Inc.(a)	575	162,501
BioMarin Pharmaceutical Inc.(a)	660	54,635
Bio-Rad Laboratories Inc., Class A(a)	84	48,197
Black Knight Inc.(a)	564	46,073
BlackRock Inc.(g)	570	399,718
Blackstone Group Inc. (The), Class A	2,496	167,706
Boeing Co. (The)	2,001	388,574
Booking Holdings Inc.(a)	150	291,650
Booz Allen Hamilton Holding Corp.	529	45,055
BorgWarner Inc.	771	32,374
Boston Properties Inc.	514	46,913
Boston Scientific Corp.(a)	5,156	182,729
Bristol-Myers Squibb Co.	8,311	510,545
Broadcom Inc.	1,493	672,597
Broadridge Financial Solutions Inc.	435	61,470
Brown & Brown Inc.	961	41,410
Brown-Forman Corp., Class B, NVS	1,127	80,772
Bunge Ltd.	534	34,945
Burlington Stores Inc.(a)	252	62,723
Cable One Inc.	16	32,000
Cabot Oil & Gas Corp.	1,554	28,485
Cadence Design Systems Inc.(a)	1,065	138,865
Camden Property Trust	336	34,322
Campbell Soup Co.	687	33,052
Capital One Financial Corp.	1,660	173,072
Cardinal Health Inc.	1,092	58,673
Carlyle Group Inc. (The)	524	16,909
CarMax Inc.(a)	596	70,197
Carnival Corp.	1,596	29,797
Carrier Global Corp.	3,069	118,157
Carvana Co.(a)	233	60,857
Catalent Inc.(a)	544	62,587
Caterpillar Inc.	1,995	364,766
Cboe Global Markets Inc.	442	40,545
CBRE Group Inc., Class A(a)	1,220	74,396
CDW Corp./DE	533	70,175
Celanese Corp.	468	57,166

S C H E D U L E O F I N V E S T M E N T S	81

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Centene Corp.(a)	2,187	$131,876
CenterPoint Energy Inc.	1,863	39,291
Ceridian HCM Holding Inc.(a)	496	46,083
Cerner Corp.	1,134	90,845
CF Industries Holdings Inc.	870	36,001
CH Robinson Worldwide Inc.	507	43,379
Charles Schwab Corp. (The)	5,521	284,552
Charter Communications Inc., Class A(a)	535	325,045
Cheniere Energy Inc.(a)	798	50,537
Chevron Corp.	7,117	606,368
Chewy Inc., Class A(a)	282	28,713
Chipotle Mexican Grill Inc.(a)	99	146,520
Chubb Ltd.	1,667	242,832
Church & Dwight Co. Inc.	928	78,351
Cigna Corp.	1,343	291,498
Cincinnati Financial Corp.	588	49,445
Cintas Corp.	314	99,890
Cisco Systems Inc.	15,601	695,493
Citigroup Inc.	7,769	450,524
Citizens Financial Group Inc.	1,687	61,474
Citrix Systems Inc.	437	58,256
Clorox Co. (The)	455	95,304
Cloudflare Inc., Class A(a)	576	44,156
CME Group Inc.	1,354	246,076
CMS Energy Corp.	1,065	60,577
Coca-Cola Co. (The)	15,073	725,765
Cognex Corp.	650	53,385
Cognizant Technology Solutions Corp., Class A	2,062	160,733
Colgate-Palmolive Co.	2,983	232,674
Comcast Corp., Class A	16,981	841,748
Conagra Brands Inc.	1,794	62,072
ConocoPhillips	5,046	201,991
Consolidated Edison Inc.	1,248	88,333
Constellation Brands Inc., Class A	630	132,886
Cooper Companies Inc. (The)	183	66,619
Copart Inc.(a)	798	87,581
Corning Inc.	2,759	98,965
Corteva Inc.	2,827	112,684
CoStar Group Inc.(a)	139	125,060
Costco Wholesale Corp.	1,641	578,338
Coupa Software Inc.(a)	232	71,890
Crowdstrike Holdings Inc., Class A(a)	534	115,237
Crown Castle International Corp.	1,554	247,490
Crown Holdings Inc.(a)	527	47,509
CSX Corp.	2,818	241,658
Cummins Inc.	531	124,477
CVS Health Corp.	4,822	345,496
Danaher Corp.	2,340	556,546
Darden Restaurants Inc.	477	55,757
Datadog Inc., Class A(a)	494	50,759
DaVita Inc.(a)	307	36,033
Deere & Co.	1,100	317,680
Dell Technologies Inc., Class C(a)	909	66,257
Delta Air Lines Inc.	551	20,916
DENTSPLY SIRONA Inc.	722	38,620
Devon Energy Corp.	2,241	36,887
DexCom Inc.(a)	336	125,950
Digital Realty Trust Inc.	991	142,654
Discover Financial Services	1,188	99,246
Discovery Inc., Class A(a)(b)	546	22,615

Security	Shares	Value

United States (continued)
Discovery Inc., Class C, NVS(a)	1,334	$46,730
DISH Network Corp., Class A(a)	885	25,683
DocuSign Inc.(a)	659	153,475
Dollar General Corp.	910	177,095
Dollar Tree Inc.(a)	847	86,106
Dominion Energy Inc.	3,171	231,134
Domino’s Pizza Inc.	149	55,243
Dover Corp.	519	60,458
Dow Inc.	2,730	141,687
DR Horton Inc.	1,227	94,234
DraftKings Inc., Class A(a)	636	34,414
Dropbox Inc., Class A(a)	1,092	24,712
DTE Energy Co.	736	87,378
Duke Energy Corp.	2,764	259,816
Duke Realty Corp.	1,434	56,729
DuPont de Nemours Inc.(b)	2,696	214,197
Dynatrace Inc.(a)	682	28,310
Eastman Chemical Co.	505	49,667
Eaton Corp. PLC	1,462	172,077
eBay Inc.	2,614	147,717
Ecolab Inc.	937	191,626
Edison International	1,328	77,236
Edwards Lifesciences Corp.(a)	2,295	189,521
Elanco Animal Health Inc.(a)	1,612	46,796
Electronic Arts Inc.	1,082	154,942
Eli Lilly & Co.	3,157	656,561
Emerson Electric Co.	2,200	174,570
Enphase Energy Inc.(a)	447	81,510
Entergy Corp.	771	73,499
EOG Resources Inc.	2,184	111,297
EPAM Systems Inc.(a)	210	72,330
Equifax Inc.	450	79,700
Equinix Inc.	317	234,567
Equitable Holdings Inc.	1,587	39,326
Equity LifeStyle Properties Inc.	599	36,443
Equity Residential	1,356	83,584
Erie Indemnity Co., Class A, NVS	84	20,420
Essential Utilities Inc.	814	37,688
Essex Property Trust Inc.	253	60,621
Estee Lauder Companies Inc. (The), Class A	842	199,259
Etsy Inc.(a)	446	88,794
Everest Re Group Ltd.	146	30,818
Evergy Inc.	886	47,605
Eversource Energy	1,197	104,738
Exact Sciences Corp.(a)	588	80,650
Exelon Corp.	3,636	151,112
Expedia Group Inc.	526	65,277
Expeditors International of Washington Inc.	645	57,740
Extra Space Storage Inc.	492	55,985
Exxon Mobil Corp.	15,610	699,952
F5 Networks Inc.(a)	222	43,501
Facebook Inc., Class A(a)	8,906	2,300,687
FactSet Research Systems Inc.	149	45,049
Fair Isaac Corp.(a)	101	45,461
Fastenal Co.	2,184	99,569
FedEx Corp.	910	214,159
Fidelity National Financial Inc.	967	35,102
Fidelity National Information Services Inc.	2,272	280,501
Fifth Third Bancorp	2,720	78,690
First Republic Bank/CA	630	91,344

82	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
FirstEnergy Corp.	1,920	$59,059
Fiserv Inc.(a)	2,081	213,698
FleetCor Technologies Inc.(a)	315	76,466
FMC Corp.	508	55,011
Ford Motor Co.	14,379	151,411
Fortinet Inc.(a)	483	69,914
Fortive Corp.	1,147	75,794
Fortune Brands Home & Security Inc.	475	40,969
Fox Corp., Class A, NVS	1,404	43,777
Fox Corp., Class B(a)	632	18,890
Franklin Resources Inc.	1,164	30,602
Freeport-McMoRan Inc.	5,182	139,448
Garmin Ltd.	511	58,693
Gartner Inc.(a)	344	52,257
Generac Holdings Inc.(a)	235	57,909
General Dynamics Corp.	896	131,425
General Electric Co.	32,638	348,574
General Mills Inc.	2,270	131,887
General Motors Co.	4,749	240,679
Genuine Parts Co.	547	51,352
Gilead Sciences Inc.	4,606	302,154
Global Payments Inc.	1,091	192,583
Globe Life Inc.	350	31,637
GoDaddy Inc., Class A(a)	672	52,806
Goldman Sachs Group Inc. (The)	1,213	328,929
Guidewire Software Inc.(a)	310	35,569
Halliburton Co.	3,276	57,756
Hartford Financial Services Group Inc. (The)	1,344	64,539
Hasbro Inc.	519	48,693
HCA Healthcare Inc.	1,008	163,780
Healthpeak Properties Inc.	1,848	54,793
HEICO Corp.	126	14,835
HEICO Corp., Class A	257	27,322
Henry Schein Inc.(a)	561	36,942
Hershey Co. (The)	559	81,301
Hess Corp.	1,050	56,679
Hewlett Packard Enterprise Co.	4,469	55,147
Hilton Worldwide Holdings Inc.	1,063	107,778
Hologic Inc.(a)	941	75,026
Home Depot Inc. (The)	3,973	1,075,968
Honeywell International Inc.	2,599	507,767
Hormel Foods Corp.	1,104	51,733
Host Hotels & Resorts Inc.	2,760	37,398
Howmet Aerospace Inc.	1,622	39,869
HP Inc.	5,494	133,724
HubSpot Inc.(a)	162	60,296
Humana Inc.	496	190,023
Huntington Bancshares Inc./OH	3,489	46,142
Huntington Ingalls Industries Inc.	168	26,431
IAC/InterActiveCorp.(a)	308	64,665
IDEX Corp.	260	48,409
IDEXX Laboratories Inc.(a)	312	149,348
IHS Markit Ltd.	1,428	124,350
Illinois Tool Works Inc.	1,189	230,916
Illumina Inc.(a)	546	232,836
Incyte Corp.(a)	683	61,299
Ingersoll Rand Inc.(a)	1,363	57,028
Insulet Corp.(a)	227	60,650
Intel Corp.	15,754	874,505
Intercontinental Exchange Inc.	1,987	219,265

Security	Shares	Value

United States (continued)
International Business Machines Corp.	3,318	$395,207
International Flavors & Fragrances Inc.(b)	320	35,962
International Paper Co.	1,470	73,956
Interpublic Group of Companies Inc. (The)	1,401	33,722
Intuit Inc.	963	347,865
Intuitive Surgical Inc.(a)	439	328,214
Invesco Ltd.	1,485	30,576
Invitation Homes Inc.	1,913	56,395
Ionis Pharmaceuticals Inc.(a)	504	30,275
IPG Photonics Corp.(a)	144	32,174
IQVIA Holdings Inc.(a)	726	129,083
Iron Mountain Inc.	1,043	35,118
Jack Henry & Associates Inc.	299	43,292
Jacobs Engineering Group Inc.	466	47,047
Jazz Pharmaceuticals PLC(a)	198	30,789
JB Hunt Transport Services Inc.	311	41,879
JM Smucker Co. (The)	451	52,501
Johnson & Johnson	9,752	1,590,844
Johnson Controls International PLC	2,792	139,097
JPMorgan Chase & Co.	11,289	1,452,556
Juniper Networks Inc.	1,359	33,187
Kansas City Southern	369	74,785
Kellogg Co.	968	57,054
Keurig Dr Pepper Inc.	2,102	66,844
KeyCorp.	3,696	62,315
Keysight Technologies Inc.(a)	714	101,095
Kimberly-Clark Corp.	1,239	163,672
Kinder Morgan Inc./DE	7,492	105,487
KKR & Co. Inc.	1,736	67,617
KLA Corp.	557	155,999
Knight-Swift Transportation Holdings Inc.	506	20,240
Kraft Heinz Co. (The)	2,441	81,798
Kroger Co. (The)	2,970	102,465
L3Harris Technologies Inc.	785	134,635
Laboratory Corp. of America Holdings(a)	382	87,444
Lam Research Corp.	549	265,689
Lamb Weston Holdings Inc.	546	40,786
Las Vegas Sands Corp.	1,302	62,613
Lear Corp.	214	32,263
Leidos Holdings Inc.	479	50,803
Lennar Corp., Class A	1,054	87,640
Lennox International Inc.	141	38,844
Liberty Broadband Corp., Class A(a)	94	13,646
Liberty Broadband Corp., Class C, NVS(a)	589	86,023
Liberty Global PLC, Class A(a)	716	17,284
Liberty Global PLC, Class C, NVS(a)	1,484	35,853
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	757	30,454
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	336	13,581
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	714	28,960
Lincoln National Corp.	756	34,390
Live Nation Entertainment Inc.(a)	546	36,282
LKQ Corp.(a)	1,149	40,318
Lockheed Martin Corp.	922	296,718
Loews Corp.	883	39,991
Lowe’s Companies Inc.	2,778	463,509
Lululemon Athletica Inc.(a)	464	152,508
Lumen Technologies Inc.	3,774	46,722
LyondellBasell Industries NV, Class A	993	85,160
M&T Bank Corp.	465	61,599
Marathon Petroleum Corp.	2,450	105,742

S C H E D U L E O F I N V E S T M E N T S	83

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Markel Corp.(a)	51	$49,443
MarketAxess Holdings Inc.	142	76,788
Marriott International Inc./MD, Class A	1,034	120,265
Marsh & McLennan Companies Inc.	1,898	208,609
Martin Marietta Materials Inc.	230	66,104
Marvell Technology Group Ltd.	2,394	123,195
Masco Corp.	981	53,278
Masimo Corp.(a)	179	45,810
Mastercard Inc., Class A	3,309	1,046,604
Match Group Inc.(a)	886	123,916
Maxim Integrated Products Inc.	1,008	88,412
McCormick & Co. Inc./MD, NVS	954	85,421
McDonald’s Corp.	2,756	572,807
McKesson Corp.	598	104,333
Medical Properties Trust Inc.	1,924	40,616
Medtronic PLC	4,996	556,205
MercadoLibre Inc.(a)	168	298,958
Merck & Co. Inc.	9,369	722,069
MetLife Inc.	2,836	136,553
Mettler-Toledo International Inc.(a)	92	107,465
MGM Resorts International	1,644	46,953
Microchip Technology Inc.	886	120,593
Micron Technology Inc.(a)	4,135	323,646
Microsoft Corp.	26,630	6,177,095
Mid-America Apartment Communities Inc.	435	57,746
Moderna Inc.(a)	1,031	178,528
Mohawk Industries Inc.(a)	210	30,156
Molina Healthcare Inc.(a)	207	44,217
Molson Coors Beverage Co., Class B	729	36,567
Mondelez International Inc., Class A	5,355	296,881
MongoDB Inc.(a)	178	65,791
Monolithic Power Systems Inc.	159	56,491
Monster Beverage Corp.(a)	1,428	123,993
Moody’s Corp.	630	167,744
Morgan Stanley	5,052	338,737
Mosaic Co. (The)	1,470	38,161
Motorola Solutions Inc.	617	103,378
MSCI Inc.	307	121,357
Nasdaq Inc.	411	55,596
NetApp Inc.	773	51,358
Netflix Inc.(a)	1,634	869,925
Neurocrine Biosciences Inc.(a)	328	35,998
Newell Brands Inc.	1,462	35,117
Newmont Corp.	3,033	180,767
News Corp., Class A, NVS	1,416	27,470
NextEra Energy Inc.	7,256	586,793
Nike Inc., Class B	4,580	611,842
NiSource Inc.	1,402	31,054
Nordson Corp.	191	34,187
Norfolk Southern Corp.	939	222,186
Northern Trust Corp.	771	68,766
Northrop Grumman Corp.	578	165,661
NortonLifeLock Inc.	1,994	42,014
NRG Energy Inc.	943	39,050
Nucor Corp.	1,169	56,965
NVIDIA Corp.	2,293	1,191,420
NVR Inc.(a)	12	53,358
O’Reilly Automotive Inc.(a)	281	119,557
Occidental Petroleum Corp.	3,151	63,209
OGE Energy Corp.	744	22,707

Security	Shares	Value

United States (continued)
Okta Inc.(a)	427	$110,597
Old Dominion Freight Line Inc.	354	68,676
Omega Healthcare Investors Inc.	824	29,845
Omnicom Group Inc.	841	52,462
ON Semiconductor Corp.(a)	1,638	56,495
ONEOK Inc.	1,545	61,537
Oracle Corp.	7,382	446,094
Otis Worldwide Corp.	1,532	99,044
Owens Corning	420	32,592
PACCAR Inc.	1,302	118,768
Packaging Corp. of America	324	43,565
Palo Alto Networks Inc.(a)	358	125,569
Parker-Hannifin Corp.	462	122,250
Paychex Inc.	1,220	106,530
Paycom Software Inc.(a)	193	73,290
PayPal Holdings Inc.(a)	4,132	968,169
Peloton Interactive Inc., Class A(a)	733	107,113
Pentair PLC	632	34,419
PepsiCo Inc.	5,129	700,468
PerkinElmer Inc.	389	57,210
Perrigo Co. PLC	492	21,008
Pfizer Inc.	20,683	742,520
PG&E Corp.(a)	5,438	62,156
Philip Morris International Inc.	5,736	456,872
Phillips 66	1,657	112,345
Pinnacle West Capital Corp.	408	30,702
Pinterest Inc., Class A(a)	1,638	112,219
Pioneer Natural Resources Co.	635	76,772
PNC Financial Services Group Inc. (The)	1,556	223,317
Pool Corp.	150	53,127
PPD Inc.(a)	253	8,136
PPG Industries Inc.	889	119,757
PPL Corp.	2,698	74,654
Principal Financial Group Inc.	1,094	53,901
Procter & Gamble Co. (The)	9,247	1,185,558
Progressive Corp. (The)	2,198	191,644
Prologis Inc.	2,741	282,871
Prudential Financial Inc.	1,421	111,236
PTC Inc.(a)	422	56,088
Public Service Enterprise Group Inc.	1,905	107,499
Public Storage	588	133,841
PulteGroup Inc.	1,015	44,153
Qorvo Inc.(a)	412	70,403
QUALCOMM Inc.	4,179	653,094
Quest Diagnostics Inc.	519	67,029
Raymond James Financial Inc.	462	46,168
Raytheon Technologies Corp.	5,712	381,162
Realty Income Corp.	1,190	70,281
Regency Centers Corp.	603	28,450
Regeneron Pharmaceuticals Inc.(a)	380	191,459
Regions Financial Corp.	3,665	62,342
Reinsurance Group of America Inc.	246	25,842
RenaissanceRe Holdings Ltd.	164	24,672
Republic Services Inc.	840	76,037
ResMed Inc.	548	110,460
RingCentral Inc., Class A(a)	271	101,061
Robert Half International Inc.	420	28,350
Rockwell Automation Inc.	427	106,122
Roku Inc.(a)	381	148,220
Rollins Inc.	915	32,958

84	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Roper Technologies Inc.	396	$155,592
Ross Stores Inc.	1,347	149,908
Royal Caribbean Cruises Ltd.	664	43,160
RPM International Inc.	489	40,328
S&P Global Inc.	890	282,130
salesforce.com Inc.(a)	3,367	759,461
Sarepta Therapeutics Inc.(a)	278	24,853
SBA Communications Corp.	417	112,035
Schlumberger Ltd.	5,166	114,737
Seagate Technology PLC	924	61,095
Seagen Inc.(a)	462	75,893
Sealed Air Corp.	603	25,489
SEI Investments Co.	514	27,165
Sempra Energy	1,050	129,948
ServiceNow Inc.(a)	703	381,841
Sherwin-Williams Co. (The)	303	209,615
Simon Property Group Inc.	1,160	107,799
Sirius XM Holdings Inc.(b)	4,148	25,966
Skyworks Solutions Inc.	618	104,597
Slack Technologies Inc., Class A(a)	1,434	60,472
Snap Inc., Class A, NVS(a)	3,338	176,714
Snap-on Inc.	174	31,318
Snowflake Inc., Class A(a)	108	29,425
SolarEdge Technologies Inc.(a)	187	53,918
Southern Co. (The)	3,894	229,434
Southwest Airlines Co.	576	25,309
Splunk Inc.(a)	576	95,057
Square Inc., Class A(a)	1,365	294,785
SS&C Technologies Holdings Inc.	852	53,574
Stanley Black & Decker Inc.	561	97,328
Starbucks Corp.	4,288	415,121
State Street Corp.	1,275	89,250
Steel Dynamics Inc.	675	23,132
Stryker Corp.	1,264	279,357
Sun Communities Inc.	336	48,092
Sunrun Inc.(a)	440	30,479
SVB Financial Group(a)	185	80,989
Synchrony Financial	1,943	65,382
Synopsys Inc.(a)	570	145,607
Sysco Corp.	1,836	131,292
T-Mobile U.S. Inc.(a)	2,082	262,499
T Rowe Price Group Inc.	830	129,878
Take-Two Interactive Software Inc.(a)	431	86,394
Target Corp.	1,842	333,715
TE Connectivity Ltd.	1,234	148,574
Teladoc Health Inc.(a)	428	112,919
Teledyne Technologies Inc.(a)	137	48,910
Teleflex Inc.	170	64,197
Teradyne Inc.	641	72,741
Tesla Inc.(a)	2,755	2,186,175
Texas Instruments Inc.	3,383	560,529
Textron Inc.	882	39,919
Thermo Fisher Scientific Inc.	1,471	749,769
TJX Companies Inc. (The)	4,444	284,594
Tractor Supply Co.	415	58,822
Trade Desk Inc. (The), Class A(a)	153	117,196
Tradeweb Markets Inc., Class A	285	17,325
TransDigm Group Inc.(a)	177	97,931
TransUnion	672	58,491
Travelers Companies Inc. (The)	911	124,169

Security	Shares	Value

United States (continued)
Trimble Inc.(a)	966	$63,669
Truist Financial Corp.	5,030	241,339
Twilio Inc., Class A(a)	488	175,402
Twitter Inc.(a)	2,950	149,064
Tyler Technologies Inc.(a)	146	61,727
Tyson Foods Inc., Class A	1,134	72,928
U.S. Bancorp	4,993	213,950
Uber Technologies Inc.(a)	3,600	183,348
UDR Inc.	1,165	44,794
UGI Corp.	687	24,725
Ulta Beauty Inc.(a)	212	59,309
Union Pacific Corp.	2,533	500,192
United Parcel Service Inc., Class B	2,605	403,775
United Rentals Inc.(a)	282	68,529
UnitedHealth Group Inc.	3,517	1,173,201
Universal Health Services Inc., Class B	315	39,274
Vail Resorts Inc.	144	38,298
Valero Energy Corp.	1,542	87,015
Varian Medical Systems Inc.(a)	336	58,992
Veeva Systems Inc., Class A(a)	498	137,667
Ventas Inc.	1,361	62,701
VEREIT Inc.	812	28,607
VeriSign Inc.(a)	388	75,299
Verisk Analytics Inc.	588	107,898
Verizon Communications Inc.	15,304	837,894
Vertex Pharmaceuticals Inc.(a)	961	220,146
VF Corp.	1,265	97,241
ViacomCBS Inc., Class B, NVS	1,977	95,885
Viatris Inc.(a)	4,531	76,982
VICI Properties Inc.	1,740	43,987
Visa Inc., Class A(b)	6,245	1,206,846
Vistra Corp.	1,554	31,033
VMware Inc., Class A(a)	307	42,320
Vornado Realty Trust	630	25,049
Voya Financial Inc.	401	22,239
Vulcan Materials Co.	504	75,167
Walmart Inc.	5,221	733,498
Walgreens Boots Alliance Inc.	2,674	134,369
Walt Disney Co. (The)(a)	6,691	1,125,225
Waste Management Inc.	1,585	176,442
Waters Corp.(a)	215	56,904
Wayfair Inc., Class A(a)	210	57,187
WEC Energy Group Inc.	1,190	105,791
Wells Fargo & Co.	14,352	428,838
Welltower Inc.	1,554	94,172
West Pharmaceutical Services Inc.	278	83,258
Western Digital Corp.	1,178	66,475
Western Union Co. (The)	1,456	32,425
Westinghouse Air Brake Technologies Corp.	707	52,466
Westrock Co.	953	39,483
Weyerhaeuser Co.	2,825	88,112
Whirlpool Corp.	254	47,013
Williams Companies Inc. (The)	4,478	95,068
Willis Towers Watson PLC	469	95,179
Workday Inc., Class A(a)	652	148,350
WP Carey Inc.	686	45,550
WR Berkley Corp.	519	32,251
WW Grainger Inc.	159	57,938
Wynn Resorts Ltd.	378	37,622
Xcel Energy Inc.	1,932	123,629

S C H E D U L E O F I N V E S T M E N T S	85

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Xilinx Inc.	903	$117,905
XPO Logistics Inc.(a)	348	38,423
Xylem Inc./NY	714	68,965
Yum! Brands Inc.	1,160	117,728
Zebra Technologies Corp., Class A(a)	210	81,444
Zendesk Inc.(a)	431	62,167
Zillow Group Inc., Class A(a)	224	31,073
Zillow Group Inc., Class C, NVS(a)	487	63,534
Zimmer Biomet Holdings Inc.	767	117,865
Zoetis Inc.	1,778	274,257
Zoom Video Communications Inc., Class A(a)	646	240,357
Zscaler Inc.(a)	269	53,719

		123,091,630

Total Common Stocks — 99.3% (Cost: $150,139,112)		173,152,465

Preferred Stocks

Germany — 0.2%
Bayerische Motoren Werke AG, Preference Shares, NVS	225	14,747
Fuchs Petrolub SE, Preference Shares, NVS	240	13,681
Henkel AG & Co. KGaA, Preference Shares, NVS	666	69,180
Porsche Automobil Holding SE, Preference Shares, NVS	588	41,076
Sartorius AG, Preference Shares, NVS	145	72,331
Volkswagen AG, Preference Shares, NVS	691	131,331

		342,346

Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	21,618	10,269

Total Preferred Stocks — 0.2% (Cost: $391,544)		352,615

Rights

Spain — 0.0%
ACS Actividades de Construccion y Servicios SA (Expires 02/05/21)(a)	1,029	508

Total Rights — 0.0% (Cost: $565)		508

Short-Term Investments

Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(g)(h)(i)	2,068,299	2,069,540
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.02%(g)(h)	404,000	404,000

		2,473,540

Total Short-Term Investments — 1.4% (Cost: $2,472,345)		2,473,540

Total Investments in Securities — 100.9% (Cost: $153,003,566)		175,979,128

Other Assets, Less Liabilities — (0.9)%		(1,560,309)

Net Assets — 100.0%		$174,418,819

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Rounds to less than 1.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

86	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI Kokusai ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$2,273,194	$—		$(202,694	)(a)	$696	$(1,656)	$2,069,540	2,068,299	$4,199	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	304,000	100,000	(a)	—		—	—	404,000	404,000	170		—
BlackRock Inc	327,756	—		—		—	71,962	399,718	570	4,138		—

						$696	$70,306	$2,873,258		$8,507		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	5	03/19/21	$211	$(1,748)
S&P 500 E-Mini Index	3	03/19/21	556	892

				$(856)

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$892

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$1,748

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended January 31, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$105,559

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(17,817)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

S C H E D U L E O F I N V E S T M E N T S	87

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI Kokusai ETF

Futures contracts:
Average notional value of contracts — long	$683,405

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$173,142,804	$4,362	$5,299	$173,152,465
Preferred Stocks	352,615	—	—	352,615
Rights	508	—	—	508
Money Market Funds	2,473,540	—	—	2,473,540

	$175,969,467	$4,362	$5,299	$175,979,128

Derivative financial instruments(a)
Assets
Futures Contracts	$892	$—	$—	$892
Liabilities
Futures Contracts	(1,748)	—	—	(1,748)

	$(856)	$—	$—	$(856)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

88	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

January 31, 2021

	iShares MSCI ACWI ETF	iShares MSCI ACWI Low Carbon Target ETF	iShares MSCI All Country Asia ex JapanETF (Consolidated)	iShares MSCI Europe Financials ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$14,111,821,196	$641,518,351	$6,334,454,220	$1,008,274,017
Affiliated(c)	329,756,952	4,796,941	112,096,119	380,000
Cash	7,205	—	11,239	4,407
Foreign currency, at value(d)	18,278,983	594,063	3,346,203	1,294,882
Cash pledged:
Futures contracts	2,289,000	109,000	—	—
Foreign currency collateral pledged:
Futures contracts(e)	—	—	—	390,545
Receivables:
Investments sold	847,891	—	9,271	—
Securities lending income — Affiliated	77,725	1,695	124,694	—
Capital shares sold	54,942	69,290	44,284,306	—
Dividends	14,038,844	680,694	12,821,400	31,639
Tax reclaims	3,792,294	153,776	—	2,143,040

Total assets	14,480,965,032	647,923,810	6,507,147,452	1,012,518,530

LIABILITIES
Bank overdraft	—	19,311	—	—
Collateral on securities loaned, at value	163,842,497	2,975,008	100,886,242	—
Deferred foreign capital gain tax	738,926	153,129	11,626,461	—
Payables:
Investments purchased	54,942	40,139	42,004,562	61
Variation margin on futures contracts	710,801	37,225	46,271	71,782
Capital shares redeemed	—	—	—	59,439
Investment advisory fees	3,856,823	107,937	3,648,280	434,073
Professional fees	51,169	—	—	857
Foreign taxes	2,024	12	3,412	—
IRS compliance fee for foreign withholding tax claims	176,009	—	—	—

Total liabilities	169,433,191	3,332,761	158,215,228	566,212

NET ASSETS	$14,311,531,841	$644,591,049	$6,348,932,224	$1,011,952,318

NET ASSETS CONSIST OF:
Paid-in capital	$11,361,164,985	$542,869,108	$5,290,683,182	$1,286,952,380
Accumulated earnings (loss)	2,950,366,856	101,721,941	1,058,249,042	(275,000,062)

NET ASSETS	$14,311,531,841	$644,591,049	$6,348,932,224	$1,011,952,318

Shares outstanding	158,200,000	4,350,000	68,000,000	59,750,000

Net asset value	$90.46	$148.18	$93.37	$16.94

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$154,424,636	$2,800,822	$96,336,530	$—
(b) Investments, at cost — Unaffiliated	$10,707,799,620	$508,706,068	$4,227,296,846	$1,198,689,679
(c) Investments, at cost — Affiliated	$299,289,834	$4,493,583	$112,034,960	$380,000
(d) Foreign currency, at cost	$18,324,647	$592,488	$3,344,952	$1,274,430
(e) Foreign currency collateral pledged, at cost	$—	$—	$—	$393,660

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	89

Statements of Assets and Liabilities (unaudited) (continued)

January 31, 2021

	iShares MSCI Europe Small-Cap ETF	iShares MSCI Kokusai ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$182,778,333	$173,105,870
Affiliated(c)	6,653,727	2,873,258
Cash	1,202	3,102
Foreign currency, at value(d)	638,447	307,129
Cash pledged:
Futures contracts	—	37,000
Foreign currency collateral pledged:
Futures contracts(e)	73,630	23,083
Receivables:
Securities lending income — Affiliated	32,280	476
Capital shares sold	78,209	—
Dividends	76,232	138,585
Tax reclaims	208,850	55,730

Total assets	190,540,910	176,544,233

LIABILITIES
Collateral on securities loaned, at value	6,473,048	2,071,993
Payables:
Investments purchased	394,721	—
Variation margin on futures contracts	13,094	15,402
Investment advisory fees	58,504	37,848
Professional fees	—	171

Total liabilities	6,939,367	2,125,414

NET ASSETS	$183,601,543	$174,418,819

NET ASSETS CONSIST OF:
Paid-in capital	$183,792,465	$170,235,886
Accumulated earnings (loss)	(190,922)	4,182,933

NET ASSETS	$183,601,543	$174,418,819

Shares outstanding	2,950,000	2,100,000

Net asset value	$62.24	$83.06

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$6,056,034	$1,965,242
(b) Investments, at cost — Unaffiliated	$173,786,349	$150,207,464
(c) Investments, at cost — Affiliated	$6,651,132	$2,796,102
(d) Foreign currency, at cost	$638,084	$303,280
(e) Foreign currency collateral pledged, at cost	$74,877	$23,461

See notes to financial statements.

90	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended January 31, 2021

	iShares MSCI ACWI ETF	iShares MSCI ACWI Low Carbon Target ETF	iShares MSCI All Country Asia ex Japan ETF (Consolidated)	iShares MSCI Europe Financials ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$115,754,573	$4,417,378	$40,365,579	$4,015,121
Dividends — Affiliated	385,649	8,553	3,733	182
Securities lending income — Affiliated — net	575,530	10,616	511,382	29
Other income — Unaffiliated	2,050	—	—	440
Foreign taxes withheld	(6,231,822)	(252,131)	(5,621,264)	(608,261)
Foreign withholding tax claims	—	—	—	235
IRS Compliance fee for foreign withholding tax claims	(23,753)	—	—	—
Other foreign taxes	(6,194)	—	(2,038)	—

Total investment income	110,456,033	4,184,416	35,257,392	3,407,746

EXPENSES
Investment advisory fees	21,617,179	531,485	17,406,759	1,975,031
Commitment fees	14,894	1,923	14,894	—
Professional fees	—	—	—	236
Miscellaneous	1,649	—	—	—
Mauritius income taxes	—	—	49,474	—
Interest expense	—	—	10,948	—

Total expenses	21,633,722	533,408	17,482,075	1,975,267

Less:
Investment advisory fees waived	(398,386)	—	—	—

Total expenses after fees waived	21,235,336	533,408	17,482,075	1,975,267

Net investment income	89,220,697	3,651,008	17,775,317	1,432,479

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated(a)	(56,336,311)	(240,288)	(83,933,464)	(5,817,136)
Investments — Affiliated	(344,582)	(1,189)	(7,662)	—
In-kind redemptions — Unaffiliated	270,753,395	—	—	(421,268)
In-kind redemptions — Affiliated	608,505	—	—	—
Futures contracts	8,760,885	360,634	2,436,987	270,436
Foreign currency transactions	670,466	9,966	(720,080)	46,474

Net realized gain (loss)	224,112,358	129,123	(82,224,219)	(5,921,494)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated(b)	1,809,598,535	79,379,023	1,201,751,471	111,498,253
Investments — Affiliated	28,587,134	141,580	(48,730)	—
Futures contracts	(2,300,223)	(103,964)	(1,088,459)	113,246
Foreign currency translations	(615,134)	(10,972)	(292,499)	15,424

Net change in unrealized appreciation (depreciation)	1,835,270,312	79,405,667	1,200,321,783	111,626,923

Net realized and unrealized gain	2,059,382,670	79,534,790	1,118,097,564	105,705,429

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,148,603,367	$83,185,798	$1,135,872,881	$107,137,908

(a) Net of foreign capital gain tax of	$61,277	$13,065	$10,318	$—
(b) Net of deferred foreign capital gain tax of	$370,101	$91,607	$10,120,106	$—

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	91

Statements of Operations (unaudited) (continued)

Six Months Ended January 31, 2021

	iShares MSCI Europe Small-Cap ETF	iShares MSCI Kokusai ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$1,054,558	$1,401,722
Dividends — Affiliated	21	4,308
Securities lending income — Affiliated — net	150,522	4,199
Other income — Unaffiliated	—	207
Foreign taxes withheld	(128,377)	(60,779)
Foreign withholding tax claims	—	8,741

Total investment income	1,076,724	1,358,398

EXPENSES
Investment advisory fees	288,390	207,940
Professional fees	—	90

Total expenses	288,390	208,030

Net investment income	788,334	1,150,368

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(163,604)	(531,044)
Investments — Affiliated	(1,228)	696
Futures contracts	90,483	105,559
Foreign currency transactions	4,224	15,119

Net realized loss	(70,125)	(409,670)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	32,191,248	22,986,203
Investments — Affiliated	(2,371)	70,306
Futures contracts	(2,410)	(17,817)
Foreign currency translations	(11,731)	(7,935)

Net change in unrealized appreciation (depreciation)	32,174,736	23,030,757

Net realized and unrealized gain	32,104,611	22,621,087

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$32,892,945	$23,771,455

See notes to financial statements.

92	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares MSCI ACWI ETF		iShares MSCI ACWI Low Carbon Target ETF

	Six Months Ended 01/31/21 (unaudited)	Year Ended 07/31/20	Six Months Ended 01/31/21 (unaudited)	Year Ended 07/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$89,220,697	$216,465,449	$3,651,008	$9,639,194
Net realized gain	224,112,358	649,439,899	129,123	30,942,668
Net change in unrealized appreciation (depreciation)	1,835,270,312	388,704,915	79,405,667	(7,471,837)

Net increase in net assets resulting from operations	2,148,603,367	1,254,610,263	83,185,798	33,110,025

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(109,739,200)	(229,032,124)	(4,322,881)	(9,984,246)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	239,651,644	153,067,966	133,632,899	(60,029,663)

NET ASSETS
Total increase (decrease) in net assets	2,278,515,811	1,178,646,105	212,495,816	(36,903,884)
Beginning of period	12,033,016,030	10,854,369,925	432,095,233	468,999,117

End of period	$14,311,531,841	$12,033,016,030	$644,591,049	$432,095,233

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	93

Statements of Changes in Net Assets (continued)

	iShares MSCI All Country Asia ex Japan ETF (Consolidated)		iShares MSCI Europe Financials ETF

	Six Months Ended 01/31/21 (unaudited)	Year Ended 07/31/20	Six Months Ended 01/31/21 (unaudited)	Year Ended 07/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$17,775,317	$65,561,122	$1,432,479	$12,003,776
Net realized gain (loss)	(82,224,219)	90,948,321	(5,921,494)	(118,922,829)
Net change in unrealized appreciation (depreciation)	1,200,321,783	323,356,082	111,626,923	(66,732,192)

Net increase (decrease) in net assets resulting from operations	1,135,872,881	479,865,525	107,137,908	(173,651,245)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(43,796,992)	(67,043,036)	(4,093,302)	(12,564,780)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	1,213,576,337	(399,890,246)	189,984,480	(130,009,165)

NET ASSETS
Total increase (decrease) in net assets	2,305,652,226	12,932,243	293,029,086	(316,225,190)
Beginning of period	4,043,279,998	4,030,347,755	718,923,232	1,035,148,422

End of period	$6,348,932,224	$4,043,279,998	$1,011,952,318	$718,923,232

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

94	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares MSCI Europe Small-Cap ETF		iShares MSCI Kokusai ETF

	Six Months Ended 01/31/21 (unaudited)	Year Ended 07/31/20	Six Months Ended 01/31/21 (unaudited)	Year Ended 07/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$788,334	$2,120,600	$1,150,368	$2,770,193
Net realized loss	(70,125)	(4,737,320)	(409,670)	(8,509,572)
Net change in unrealized appreciation (depreciation)	32,174,736	5,609,882	23,030,757	10,202,369

Net increase in net assets resulting from operations	32,892,945	2,993,162	23,771,455	4,462,990

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(954,106)	(2,463,439)	(1,437,593)	(2,711,973)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	27,616,295	(16,401,034)	—	6,850,620

NET ASSETS
Total increase (decrease) in net assets	59,555,134	(15,871,311)	22,333,862	8,601,637
Beginning of period	124,046,409	139,917,720	152,084,957	143,483,320

End of period	$183,601,543	$124,046,409	$174,418,819	$152,084,957

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	95

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI ACWI ETF

	Six Months Ended 01/31/21 (unaudited)		Year Ended 07/31/20		Year Ended 07/31/19		Year Ended 07/31/18		Year Ended 07/31/17		Year Ended 07/31/16

Net asset value, beginning of period	$77.73		$73.94		$73.31		$67.16		$58.43		$60.04

Net investment income(a)	0.56		1.48		1.60		1.50		1.36	(b)	1.25
Net realized and unrealized gain (loss)(c)	12.86		3.87		0.58		6.12		8.66		(1.40)

Net increase (decrease) from investment operations	13.42		5.35		2.18		7.62		10.02		(0.15)

Distributions(d)
From net investment income		(0.69)		(1.56)	(1.55)		(1.47)		(1.29)		(1.46)

Total distributions		(0.69)		(1.56)	(1.55)		(1.47)		(1.29)		(1.46)

Net asset value, end of period	$90.46		$77.73		$73.94		$73.31		$67.16		$58.43

Total Return
Based on net asset value	17.29	%(e)		7.29%	3.14%		11.40%		17.31	%(b)	(0.13)%

Ratios to Average Net Assets
Total expenses	0.32	%(f)(g)	0.32	%(g)	0.32	%(g)	0.31	%(g)	0.32%		0.33%

Total expenses after fees waived	0.31	%(f)(g)	0.31	%(g)	0.31	%(g)	0.31	%(g)	0.32%		0.33%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		N/A		0.32%		N/A		0.32%		N/A

Net investment income	1.32	%(f)		2.01%	2.25%		2.10%		2.21	%(b)	2.23%

Supplemental Data
Net assets, end of period (000)	$14,311,532		$12,033,016		$10,854,370		$8,826,485		$7,266,576		$5,527,311

Portfolio turnover rate(h)	3	%(e)(i)	16	%(i)	11	%(i)	4	%(i)	4%		5%

(a)	Based on average shares outstanding.
(b)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended July 31, 2017:
•	Net investment income per share by $0.01.
•	Total return by 0.02%.
•	Ratio of net investment income to average net assets by 0.01%.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(h)	Portfolio turnover rate excludes in-kind transactions.
(i)

Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund’s financial highlights for its respective portfolio turnover rates.

See notes to financial statements.

96	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI ACWI Low Carbon Target ETF

	Six Months Ended 01/31/21 (unaudited)		Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16

Net asset value, beginning of period	$127.09		$120.26	$118.67	$110.08	$95.80	$98.40

Net investment income(a)	0.97		2.49	2.58	2.51	2.33	2.22
Net realized and unrealized gain (loss)(b)	21.19		6.91	1.70	8.63	14.05	(2.64)

Net increase (decrease) from investment operations	22.16		9.40	4.28	11.14	16.38	(0.42)

Distributions(c)
From net investment income		(1.07)	(2.57)	(2.69)	(2.55)	(2.10)	(2.18)

Total distributions		(1.07)	(2.57)	(2.69)	(2.55)	(2.10)	(2.18)

Net asset value, end of period	$148.18		$127.09	$120.26	$118.67	$110.08	$95.80

Total Return
Based on net asset value	17.45	%(d)	7.88%	3.82%	10.17%	17.28%	(0.31)%

Ratios to Average Net Assets
Total expenses	0.20	%(e)	0.20%	0.20%	0.20%	0.20%	0.33%

Total expenses after fees waived	0.20	%(e)	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	1.37	%(e)	2.07%	2.24%	2.16%	2.29%	2.42%

Supplemental Data
Net assets, end of period (000)	$644,591		$432,095	$468,999	$534,024	$434,815	$239,489

Portfolio turnover rate(f)	7	%(d)	15%	14%	18%	12%	16%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	97

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI All Country Asia ex Japan ETF (Consolidated)

	Six Months Ended 01/31/21 (unaudited)		Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16

Net asset value, beginning of period	$75.15		$68.54	$72.59	$70.99	$57.05	$59.46

Net investment income(a)	0.30		1.20	1.24	1.39	1.21	1.03
Net realized and unrealized gain (loss)(b)	18.60		6.61	(3.95)	1.85	13.65	(2.21)

Net increase (decrease) from investment operations	18.90		7.81	(2.71)	3.24	14.86	(1.18)

Distributions(c)
From net investment income		(0.68)	(1.20)	(1.34)	(1.64)	(0.92)	(1.23)

Total distributions		(0.68)	(1.20)	(1.34)	(1.64)	(0.92)	(1.23)

Net asset value, end of period	$93.37		$75.15	$68.54	$72.59	$70.99	$57.05

Total Return
Based on net asset value	25.21	%(d)	11.52%	(3.61)%	4.52%	26.41%	(1.83)%

Ratios to Average Net Assets
Total expenses	0.70	%(e)	0.70%	0.68%	0.67%	0.70%	0.72%

Net investment income	0.71	%(e)	1.75%	1.82%	1.84%	1.97%	1.92%

Supplemental Data
Net assets, end of period (000)	$6,348,932		$4,043,280	$4,030,348	$4,326,387	$4,159,795	$2,350,417

Portfolio turnover rate(f)	6	%(d)	23%	17%	13%	12%	17%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

98	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Europe Financials ETF

	Six Months Ended 01/31/21 (unaudited)		Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17		Year Ended 07/31/16

Net asset value, beginning of period	$14.48		$17.53	$21.18	$23.15	$16.32		$23.63

Net investment income(a)	0.03		0.31	0.68	0.86	0.87		0.64
Net realized and unrealized gain (loss)(b)	2.50		(3.01)	(3.35)	(1.85)	6.61		(7.12)

Net increase (decrease) from investment operations	2.53		(2.70)	(2.67)	(0.99)	7.48		(6.48)

Distributions(c)
From net investment income		(0.07)	(0.35)	(0.98)	(0.98)	(0.65)		(0.83)

Total distributions		(0.07)	(0.35)	(0.98)	(0.98)	(0.65)		(0.83)

Net asset value, end of period	$16.94		$14.48	$17.53	$21.18	$23.15		$16.32

Total Return
Based on net asset value	17.47	%(d)	(15.62)%	(12.53)%	(4.18)%	46.28%		(27.77)%

Ratios to Average Net Assets
Total expenses	0.48	%(e)	0.48%	0.48%	0.48%	0.48%		0.48%

Total expenses excluding professional fees for foreign withholding tax claims		0.48%	N/A	0.48%	N/A	0.48%		N/A

Net investment income	0.35	%(e)	1.90%	3.62%	3.72%	4.30	%(f)	3.30%

Supplemental Data
Net assets, end of period (000)	$1,011,952		$718,923	$1,035,148	$1,805,451	$1,611,394		$447,062

Portfolio turnover rate(g)	1	%(d)	5%	5%	3%	9%		4%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended July 31, 2017:
•	Ratio of net investment income to average net assets by 0.01%.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	99

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Europe Small-Cap ETF

	Six Months Ended 01/31/21 (unaudited)		Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16

Net asset value, beginning of period	$49.62		$49.09	$57.28	$53.88	$44.03	$47.18

Net investment income(a)	0.31		0.81	1.51	1.52	1.22	1.19
Net realized and unrealized gain (loss)(b)	12.68		0.68	(7.50)	3.38	9.56	(3.13)

Net increase (decrease) from investment operations	12.99		1.49	(5.99)	4.90	10.78	(1.94)

Distributions(c)
From net investment income		(0.37)	(0.96)	(2.20)	(1.50)	(0.93)	(1.21)

Total distributions		(0.37)	(0.96)	(2.20)	(1.50)	(0.93)	(1.21)

Net asset value, end of period	$62.24		$49.62	$49.09	$57.28	$53.88	$44.03

Total Return
Based on net asset value	26.21	%(d)	2.98%	(10.32)%	9.15%	24.74%	(4.14)%

Ratios to Average Net Assets
Total expenses	0.40	%(e)	0.40%	0.40%	0.40%	0.40%	0.40%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		N/A	0.40%	N/A	N/A	N/A

Net investment income	1.09	%(e)	1.67%	2.95%	2.65%	2.56%	2.69%

Supplemental Data
Net assets, end of period (000)	$183,602		$124,046	$139,918	$266,371	$161,646	$59,445

Portfolio turnover rate(f)	9	%(d)	20%	17%	15%	16%	20%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

100	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Kokusai ETF

	Six Months Ended 01/31/21 (unaudited)		Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17		Year Ended 07/31/16

Net asset value, beginning of period	$72.42		$68.33	$66.90	$61.10	$53.85		$55.33

Net investment income(a)	0.55		1.32	1.42	1.40	1.36	(b)	1.22
Net realized and unrealized gain (loss)(c)	10.77		4.06	1.51	6.10	7.49		(1.24)

Net increase (decrease) from investment operations	11.32		5.38	2.93	7.50	8.85		(0.02)

Distributions(d)
From net investment income		(0.68)	(1.29)	(1.50)	(1.70)	(1.60)		(1.46)

Total distributions		(0.68)	(1.29)	(1.50)	(1.70)	(1.60)		(1.46)

Net asset value, end of period	$83.06		$72.42	$68.33	$66.90	$61.10		$53.85

Total Return
Based on net asset value	15.65	%(e)	7.94%	4.59%	12.38%	16.62	%(b)	0.11%

Ratios to Average Net Assets
Total expenses	0.25	%(f)	0.25%	0.25%	0.25%	0.25%		0.25%

Total expenses excluding professional fees for foreign withholding tax claims		0.25%	N/A	N/A	N/A	0.25%		N/A

Net investment income	1.38	%(f)	1.93%	2.17%	2.16%	2.40	%(b)	2.36%

Supplemental Data
Net assets, end of period (000)	$174,419		$152,085	$143,483	$147,181	$329,938		$280,040

Portfolio turnover rate(g)	2	%(e)	4%	4%	6%	7%		5%

(a)	Based on average shares outstanding.
(b)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended July 31, 2017:
•	Net investment income per share by $0.02.
•	Total return by 0.02%.
•	Ratio of net investment income to average net assets by 0.03%.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	101

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification

MSCI ACWI	Diversified
MSCI ACWI Low Carbon Target	Diversified
MSCI All Country Asia ex Japan	Diversified
MSCI Europe Financials	Diversified
MSCI Europe Small-Cap	Diversified
MSCI Kokusai	Diversified

Basis of Consolidation: The accompanying consolidated financial statements for the iShares MSCI All Country Asia ex Japan ETF includes the accounts of its subsidiary in the Republic of Mauritius, which is a wholly-owned subsidiary (the “Subsidiary”) of the Fund that invests in Indian securities. Through this investment structure, the Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. Intercompany accounts and transactions, if any, have been eliminated.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the statement of operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2021, if any, are disclosed in the statement of assets and liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The statement of operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

The iShares MSCI All Country Asia ex Japan ETF conducts its investment activities in India through its Subsidiary and expects to obtain benefits under the Double Tax Avoidance Agreement (“DTAA”) between India and Mauritius. In order to be eligible to claim benefits under the DTAA, the Subsidiary must have commercial substance, on an annual basis, to satisfy certain tests and conditions, including the establishment and maintenance of valid tax residence in Mauritius, have the place of effective management outside of India, and related requirements. The Fund has obtained a current tax residence certificate issued by the Mauritian Revenue Authorities.

102	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Based upon current interpretation and practice of the current tax laws in India and Mauritius and the DTAA, the Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, the Subsidiary is entitled to a tax credit equivalent to the higher of the actual foreign tax incurred or 80% of the Mauritius tax on its foreign source income, thus reducing its maximum effective tax rate to 3% up to June 30, 2021. After June 30, 2021, under the new tax regime and subject to meeting the necessary substance requirements as required under the Financial Services Act 2007 (as amended by the Finance Act 2018) and such guidelines issued by the FSC, the Subsidiary is entitled to either (a) a foreign tax credit equivalent to the actual foreign tax suffered on its foreign income against the Subsidiary’s tax liability computed at 15% on such income, or (b) a partial exemption of 80% of some of the income derived, including interest income or foreign source dividends. Taxes on income, if any, are paid by the Subsidiary and are disclosed in its consolidated statement of operations. Any dividends paid by the Subsidiary to its Fund are not subject to tax in Mauritius. The Subsidiary is currently exempt from tax in Mauritius on any gains from the sale of securities.

The DTAA provides that capital gains will be taxable in India with respect to the sale of shares acquired on or after April 1, 2017. Capital gains arising from shares acquired before April 1, 2017, regardless of when they are sold, will continue to be exempt from taxation under the amended DTAA, assuming requirements for eligibility under the DTAA are satisfied. There can be no assurance, however, that the DTAA will remain in effect during the Subsidiary’s existence or that it will continue to enjoy its benefits on the shares acquired prior to April 1, 2017.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

N O T E S T O F I N A N C I A L S T A T E M E N T S	103

Notes to Financial Statements (unaudited) (continued)

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s schedule of investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

104	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA as of January 31, 2021:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

MSCI ACWI
Barclays Bank PLC	$14,237,932	$14,237,932		$—	$—
Barclays Capital Inc.	2,354,528	2,354,528		—	—
BNP Paribas Prime Brokerage International Ltd.	5,031,249	5,031,249		—	—
BNP Paribas Securities Corp.	7,069,635	7,069,635		—	—
BofA Securities, Inc.	3,453,047	3,453,047		—	—
Citigroup Global Markets Inc.	33,541,862	33,541,862		—	—
Credit Suisse Securities (USA) LLC	387,020	387,020		—	—
Goldman Sachs & Co.	8,738,873	8,738,873		—	—
HSBC Bank PLC	865,488	865,488		—	—
JPMorgan Securities LLC	31,261,252	31,261,252		—	—
JPMorgan Securities PLC	1,312,076	1,312,076		—	—
Macquarie Bank Limited	1,603,094	1,603,094		—	—
Morgan Stanley & Co. International PLC	320,915	320,915		—	—
Morgan Stanley & Co. LLC	19,660,000	19,660,000		—	—
SG Americas Securities LLC	8,346	8,346		—	—
State Street Bank & Trust Company	19,773,528	19,773,528		—	—
UBS AG	1,476	1,476		—	—
UBS Securities LLC	2,797,961	2,797,961		—	—
Wells Fargo Securities LLC	2,006,354	2,006,354		—	—

	$154,424,636	$154,424,636		$—	$—

MSCI ACWI Low Carbon Target
Barclays Bank PLC	$172,410	$172,410		$—	$—
BNP Paribas Prime Brokerage International Ltd.	310,738	310,738		—	—
BNP Paribas Securities Corp.	236,329	236,329		—	—
BofA Securities, Inc.	381,236	381,236		—	—
Citigroup Global Markets Inc.	1,265,667	1,265,667		—	—
Goldman Sachs & Co.	218,213	218,213		—	—
HSBC Bank PLC	139,235	139,235		—	—
Macquarie Bank Limited	1,667	1,667		—	—
Morgan Stanley & Co. International PLC	68,359	68,359		—	—
TD Prime Services LLC	6,968	6,968		—	—

	$2,800,822	$2,800,822		$—	$—

MSCI All Country Asia ex Japan
Barclays Bank PLC	$1,205,749	$1,205,749		$—	$—
BNP Paribas Prime Brokerage International Ltd.	459,556	459,556		—	—
BofA Securities, Inc.	4,694,875	4,694,875		—	—
Citigroup Global Markets Inc.	10,737,366	10,737,366		—	—
Credit Suisse Securities (USA) LLC	606,442	606,442		—	—
Goldman Sachs & Co.	4,063,416	4,063,416		—	—
HSBC Bank PLC	2,928,713	2,928,713		—	—
JPMorgan Securities LLC	23,346,204	23,346,204		—	—
JPMorgan Securities PLC	3,352,026	3,352,026		—	—
Macquarie Bank Limited	949,013	949,013		—	—
Morgan Stanley & Co. International PLC	970,225	970,225		—	—
Morgan Stanley & Co. LLC	38,232,735	38,232,735		—	—
SG Americas Securities LLC	552,737	552,737		—	—
UBS AG	40,725	40,725		—	—
Wells Fargo Securities LLC	4,196,748	4,196,748		—	—

	$96,336,530	$96,336,530		$—	$—

N O T E S T O F I N A N C I A L S T A T E M E N T S	105

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

MSCI Europe Small-Cap
Barclays Capital Inc.	$44,719	$44,719		$—	$—
BNP Paribas Securities Corp.	25,800	25,800		—	—
BofA Securities, Inc.	619,785	619,785		—	—
Citigroup Global Markets Inc.	555,158	555,158		—	—
Credit Suisse AG	768	768		—	—
Credit Suisse Securities (USA) LLC	181,701	181,701		—	—
Deutsche Bank Securities Inc.	97,835	97,835		—	—
Goldman Sachs & Co.	1,581,552	1,581,552		—	—
HSBC Bank PLC	193,376	193,376		—	—
JPMorgan Securities LLC	103,881	103,881		—	—
Macquarie Bank Limited	11,377	11,377		—	—
Morgan Stanley & Co. LLC	2,134,216	2,134,216		—	—
National Financial Services LLC	40,237	40,237		—	—
Scotia Capital (USA) Inc.	2,003	2,003		—	—
UBS AG	463,626	444,207		—	(19,419	)(b)

	$6,056,034	$6,036,615		$—	$(19,419)

MSCI Kokusai
Barclays Capital Inc.	$6,091	$6,091		$—	$—
BNP Paribas Securities Corp.	2,444	2,444		—	—
BofA Securities, Inc.	45,423	45,423		—	—
Citigroup Global Markets Inc.	212,052	212,052		—	—
Goldman Sachs & Co.	402,895	402,895		—	—
JPMorgan Securities LLC	78,463	78,463		—	—
Morgan Stanley & Co. LLC	49,115	49,115		—	—
SG Americas Securities LLC	1,101,525	1,101,525		—	—
TD Prime Services LLC	35,512	35,512		—	—
UBS AG	7,799	7,799		—	—
Wells Fargo Securities LLC	23,923	23,923		—	—

	$1,965,242	$1,965,242		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the statement of assets and liabilities.

Securities deposited as initial margin are designated in the schedule of investments and cash deposited, if any, are shown as cash pledged for futures contracts in the statement of assets and liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

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Notes to Financial Statements (unaudited) (continued)

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the iShares MSCI ACWI ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee

First $30 billion	0.350%
Over $30 billion, up to and including $60 billion	0.320
Over $60 billion, up to and including $90 billion	0.280
Over $90 billion, up to and including $120 billion	0.252
Over $120 billion, up to and including $150 billion	0.227
Over $150 billion	0.204

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee

MSCI ACWI Low Carbon Target	0.20%
MSCI Europe Financials	0.48
MSCI Europe Small-Cap	0.40
MSCI Kokusai	0.25

For its investment advisory services to the iShares MSCI All Country Asia ex Japan ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee

First $14 billion	0.75%
Over $14 billion, up to and including $28 billion	0.68
Over $28 billion, up to and including $42 billion	0.61
Over $42 billion, up to and including $56 billion	0.54
Over $56 billion, up to and including $70 billion	0.47
Over $70 billion, up to and including $84 billion	0.41
Over $84 billion	0.35

The Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. The Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses are a fund’s total annual operating expenses.

For each of the iShares MSCI ACWI and iShares MSCI All Country Asia ex Japan ETFs, BFA has contractually agreed to waive a portion of its investment advisory fee for the Funds through November 30, 2026 in an amount equal to the acquired fund fees and expenses, if any, attributable to each Fund’s investments in other iShares funds.

These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended January 31, 2021, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts waived

MSCI ACWI	$398,386

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed

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Notes to Financial Statements (unaudited) (continued)

by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended January 31, 2021, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
MSCI ACWI	$171,837
MSCI ACWI Low Carbon Target	3,084
MSCI All Country Asia ex Japan	135,752
MSCI Europe Financials	12
MSCI Europe Small-Cap	34,484
MSCI Kokusai	1,382

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended January 31, 2021, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
MSCI ACWI	$26,766,068	$60,265,271	$(12,232,971)
MSCI ACWI Low Carbon Target	9,352,571	14,371,433	715,165
MSCI All Country Asia ex Japan	10,478,139	13,998,013	(4,652,207)
MSCI Europe Financials	1,671,575	764,101	(488,014)
MSCI Europe Small-Cap	3,243,923	6,189,679	2,426,314
MSCI Kokusai	403,368	306,414	(86,517)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended January 31, 2021, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
MSCI ACWI	$402,975,789	$370,985,207
MSCI ACWI Low Carbon Target	52,300,916	36,418,986
MSCI All Country Asia ex Japan	1,248,001,286	317,109,348
MSCI Europe Financials	15,150,083	10,461,492
MSCI Europe Small-Cap	13,160,778	12,637,787
MSCI Kokusai	2,635,681	2,984,104

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Notes to Financial Statements (unaudited) (continued)

For the six months ended January 31, 2021, purchases and sales related to in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI ACWI	$800,534,379	$590,041,773
MSCI ACWI Low Carbon Target	117,183,587	—
MSCI All Country Asia ex Japan	260,956,409	—
MSCI Europe Financials	264,298,799	81,247,954
MSCI Europe Small-Cap	26,951,362	—

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of July 31, 2020, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
MSCI ACWI	$644,321,961
MSCI ACWI Low Carbon Target	30,174,512
MSCI All Country Asia ex Japan	845,965,152
MSCI Europe Financials	72,920,128
MSCI Europe Small-Cap	7,390,332
MSCI Kokusai	18,169,876

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of January 31, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI ACWI	$11,077,227,908	$4,110,123,801	$(746,068,585)	$3,364,055,216
MSCI ACWI Low Carbon Target	514,686,536	157,764,934	(26,157,231)	131,607,703
MSCI All Country Asia ex Japan	4,446,029,231	2,357,384,002	(356,909,204)	2,000,474,798
MSCI Europe Financials	1,203,931,511	26,582,570	(221,909,548)	(195,326,978)
MSCI Europe Small-Cap	182,659,902	29,073,252	(22,321,380)	6,751,872
MSCI Kokusai	153,352,897	43,928,015	(21,302,640)	22,625,375

9.	LINE OF CREDIT

The iShares MSCI ACWI, iShares MSCI ACWI Low Carbon Target and iShares MSCI All Country Asia ex Japan ETFs, along with certain other iShares funds (“Participating Funds”), are parties to a $300 million credit agreement (“Credit Agreement”) with State Street Bank and Trust Company, which expires on July 15, 2021. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Credit Agreement sets specific sub limits on aggregate borrowings based on two tiers of Participating Funds: $300 million with respect to the funds within Tier 1, including the Funds, and $200 million with respect to Tier 2. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Credit Agreement. The Credit Agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR rate (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Credit Agreement.

During the six months ended January 31, 2021, the iShares MSCI ACWI ETF and iShares MSCI ACWI Low Carbon Target ETF did not borrow under the credit agreement.

For the six months ended January 31, 2021, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the credit agreement were as follows:

N O T E S T O F I N A N C I A L S T A T E M E N T S	109

Notes to Financial Statements (unaudited) (continued)

iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates

MSCI All Country Asia ex Japan	$48,813,000	$1,857,016	1.15%

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: The iShares MSCI All Country Asia ex Japan ETF invests in A-shares (i.e., equity securities of companies based in the People’s Republic of China (“China” or “PRC”) that trade on the Shanghai Stock Exchange and Shenzhen Stock Exchange) primarily through the Shanghai-Hong Kong Stock Connect program or the Shenzhen-Hong Kong Stock Connect program (together, “Stock Connect”). Investing in A-shares through Stock Connect is subject to trading, clearance and settlement procedures, which could pose risks to the Fund. Trading through Stock Connect is subject to a daily quota, which limits the maximum net purchases under Stock Connect each day. The daily quota may restrict the Fund’s ability to invest in A-shares on a timely basis and could affect the Fund’s ability to effectively pursue its investment strategy. Additionally, the Fund may be subject to the risk of price fluctuations on days when the Chinese markets are open, but Stock Connect is not trading. The A-shares market has a higher propensity for trading suspensions than many other global equity markets.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including

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Notes to Financial Statements (unaudited) (continued)

the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the schedule of investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers or countries. Investments in Chinese securities, including certain Hong Kong-listed securities, involves risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 01/31/21		Year Ended 07/31/20

iShares ETF	Shares	Amount	Shares	Amount

MSCI ACWI
Shares sold	10,600,000	$878,206,496	49,000,000	$3,143,699,271
Shares redeemed	(7,200,000)	(638,554,852)	(41,000,000)	(2,990,631,305)

Net increase	3,400,000	$239,651,644	8,000,000	$153,067,966

MSCI ACWI Low Carbon Target
Shares sold	950,000	$133,632,899	800,000	$98,257,874
Shares redeemed	—	—	(1,300,000)	(158,287,537)

Net increase (decrease)	950,000	$133,632,899	(500,000)	$(60,029,663)

MSCI All Country Asia ex Japan
Shares sold	14,200,000	$1,213,576,337	10,200,000	$660,794,906
Shares redeemed	—	—	(15,200,000)	(1,060,685,152)

Net increase (decrease)	14,200,000	$1,213,576,337	(5,000,000)	$(399,890,246)

N O T E S T O F I N A N C I A L S T A T E M E N T S	111

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 01/31/21		Year Ended 07/31/20

iShares ETF	Shares	Amount	Shares	Amount

MSCI Europe Financials
Shares sold	16,050,000	$274,239,191	37,450,000	$603,732,479
Shares redeemed	(5,950,000)	(84,254,711)	(46,850,000)	(733,741,644)

Net increase (decrease)	10,100,000	$189,984,480	(9,400,000)	$(130,009,165)

MSCI Europe Small-Cap
Shares sold	450,000	$27,616,295	500,000	$23,302,486
Shares redeemed	—	—	(850,000)	(39,703,520)

Net increase (decrease)	450,000	$27,616,295	(350,000)	$(16,401,034)

MSCI Kokusai
Shares sold	—	$—	400,000	$28,216,887
Shares redeemed	—	—	(400,000)	(21,366,267)

Net increase	—	$—	—	$6,850,620

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

12.	FOREIGN WITHHOLDING TAX CLAIMS

The iShares MSCI ACWI ETF, under the approval of the Board, is seeking a closing agreement with the Internal Revenue Service (“IRS”) to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the Fund (on behalf of its shareholders) paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns in prior years. The Fund has accrued a liability for the estimated IRS compliance fee related to foreign withholding tax claims, which is disclosed in the statement of assets and liabilities. The actual IRS compliance fee may differ from the estimate and that difference may be material.

13.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

112	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares MSCI ACWI ETF, iShares MSCI ACWI Low Carbon Target ETF, iShares MSCI All Country Asia ex Japan ETF, iShares MSCI Europe Financials ETF, iShares MSCI Europe Small-Cap ETF and iShares MSCI Kokusai ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 2, 2020 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2019 through September 30, 2020 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and closures in certain countries and the impact of the coronavirus outbreak on the Funds and the overall market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a Fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following enhancements to the Program: (1) certain single country emerging market ETFs were added to a $300 million credit agreement with State Street Bank and Trust Company; and (2) certain updates were made to the RATS and HLIM calculation methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	113

Supplemental Information (unaudited)

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by the third quarter of 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities so that a failure to comply with the limits would result in a statutory violation and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

January 31, 2021

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI ACWI(a)	$ 0.610236	$ —	$ 0.075634	$ 0.685870	89%	—%	11%	100%
MSCI ACWI Low Carbon Target(a)	0.908452	—	0.158926	1.067378	85	—	15	100
MSCI All Country Asia ex Japan(a)	0.519891	—	0.164437	0.684328	76	—	24	100
MSCI Europe Financials(a)	0.061718	—	0.009408	0.071126	87	—	13	100
MSCI Kokusai(a)	0.632682	—	0.051886	0.684568	92	—	8	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

114	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at ishares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	115

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

GDR	Global Depositary Receipt

JSC	Joint Stock Company

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust

SDR	Swedish Depositary Receipt

116	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Want to know more?

iShares.com   |   1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2021 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-105-0121

JANUARY 31, 2021

2021 Semi-Annual Report (Unaudited)

iShares Trust

🌑	iShares Adaptive Currency Hedged MSCI EAFE ETF | DEFA | Cboe BZX

🌑	iShares Currency Hedged MSCI ACWI ex U.S. ETF | HAWX | NYSE Arca

🌑	iShares Currency Hedged MSCI EAFE ETF | HEFA | Cboe BZX

🌑	iShares Currency Hedged MSCI EAFE Small-Cap ETF | HSCZ | NYSE Arca

🌑	iShares MSCI ACWI ex U.S. ETF | ACWX | NASDAQ

🌑	iShares MSCI EAFE ETF | EFA | NYSE Arca

🌑	iShares MSCI EAFE Small-Cap ETF | SCZ | NASDAQ

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of January 31, 2021 has been a time of sudden change, as the emergence and spread of the coronavirus (or “COVID-19”) led to a vast disruption in the global economy and financial markets. The threat from the virus became increasingly apparent throughout February and March 2020, and countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point of the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs late in the reporting period following a series of successful vaccine trials and passage of additional stimuli. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities from developed economies grew at a more modest pace, lagging emerging market stocks, which rebounded sharply.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment and posted positive returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) dropped to historic lows. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

Following the coronavirus outbreak, the Fed instituted two emergency interest rate cuts, pushing short-term interest rates, already low as the year began, close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to accelerate as vaccination efforts continue to ramp up. Significant additional U.S. stimulus spending in early 2021 is being negotiated in Congress, which would provide a solid tailwind for economic growth. Inflation should increase somewhat as the expansion continues, but a shift in central bank policy means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the equity expansion.

Overall, we favor a positive stance toward risk, with an overweight in both equities and credit. We see U.S. and Asian equities benefiting from structural growth trends in tech, while emerging markets should be particularly helped by a vaccine-led economic expansion. In credit, rising inflation should provide tailwinds for inflation-protected bonds, and Euro area peripherals and Asian bonds also present attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of January 31, 2021

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	14.47%	17.25%

U.S. small cap equities (Russell 2000® Index)	40.89	30.17

International equities (MSCI Europe, Australasia, Far East Index)	17.58	8.94

Emerging market equities (MSCI Emerging Markets Index)	24.07	27.89

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.06	0.54

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(4.56)	4.91

U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(0.91)	4.72

Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.06	3.85

U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	6.72	7.38

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of January 31, 2021	iShares® Adaptive Currency Hedged MSCI EAFE ETF

Investment Objective

The iShares Adaptive Currency Hedged MSCI EAFE ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization equities in Europe, Australasia, and the Far East while dynamically hedging currency risk for a U.S. dollar based investor, as represented by the MSCI EAFE® Adaptive Hedge to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI EAFE ETF.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	16.31%	7.58%	8.51%	7.65%	7.58%	50.42%	45.34%
Fund Market	16.18	7.61	8.54	7.68	7.61	50.68	45.59
Index	16.13	6.71	8.84	7.86	6.71	52.74	46.76

The inception date of the Fund was 1/5/16. The first day of secondary market trading was 1/7/16.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio	(a)
$ 1,000.00	$ 1,163.10	$ 0.16		$ 1,000.00	$ 1,025.10	$ 0.15		0.03%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Net Assets

Investment Companies	99.9%
Forward foreign currency exchange contracts, net cumulative appreciation	0.3
Other assets less liabilities	(0.2)

ALLOCATION BY SECTOR (of the UNDERLYING FUND)

Sector	Percent of Total Investment(a)

Financials	16.3%
Industrials	15.3
Health Care	12.9
Consumer Discretionary	12.3
Consumer Staples	10.7
Information Technology	9.2
Materials	7.9
Communication Services	5.2
Utilities	3.9
Energy	3.2
Real Estate	3.1

(a)	Excludes money market funds.

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Fund Summary as of January 31, 2021	iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Investment Objective

The iShares Currency Hedged MSCI ACWI ex U.S. ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization developed and emerging equities, excluding the U.S., while mitigating exposure to fluctuations between the value of the component currencies and the U.S. dollar, as represented by the MSCI ACWI ex USA 100% Hedged to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI ACWI ex U.S. ETF.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	16.30%	10.57%	9.80%	6.78%	10.57%	59.63%	44.33%
Fund Market	16.52	11.03	8.25	6.83	11.03	48.63	44.73
Index	16.38	10.11	10.22	6.90	10.11	62.63	45.19

The inception date of the Fund was 6/29/15. The first day of secondary market trading was 7/1/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio	(a)
$ 1,000.00	$ 1,163.00	$ 0.16		$ 1,000.00	$ 1,025.10	$ 0.15		0.03%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Net Assets

Investment Companies	99.8%
Short-term Investments	0.1
Forward foreign currency exchange contracts, net cumulative appreciation	0.8
Other assets less liabilities	(0.7)

ALLOCATION BY SECTOR (of the UNDERLYING FUND)

Sector	Percent of Total Investment(a)

Financials	17.1%
Consumer Discretionary	13.7
Information Technology	12.6
Industrials	11.4
Health Care	9.4
Consumer Staples	8.5
Materials	7.8
Communication Services	7.2
Energy	4.0
Utilities	3.2
Real Estate	2.6
Exchanged-Traded Funds	2.5

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of January 31, 2021	iShares® Currency Hedged MSCI EAFE ETF

Investment Objective

The iShares Currency Hedged MSCI EAFE ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization equities in Europe, Australasia, and the Far East while mitigating exposure to fluctuations between the value of the component currencies and the U.S. dollar, as represented by the MSCI EAFE® 100% Hedged to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI EAFE ETF.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	15.02%	4.13%	8.43%	7.32%	4.13%	49.91%	64.05%
Fund Market	15.01	4.12	8.45	7.33	4.12	50.00	64.15
Index	15.08	3.28	8.80	7.43	3.28	52.47	65.12

The inception date of the Fund was 1/31/14. The first day of secondary market trading was 2/4/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio	(a)
$ 1,000.00	$ 1,150.20	$ 0.16		$ 1,000.00	$ 1,025.10	$ 0.15		0.03%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Net Assets

Investment Companies	99.8%
Short-term Investments	0.1
Forward foreign currency exchange contracts, net cumulative appreciation	0.9
Other assets less liabilities	(0.8)

ALLOCATION BY SECTOR (of the UNDERLYING FUND)

Sector	Percent of Total Investment(a)

Financials	16.3%
Industrials	15.3
Health Care	12.9
Consumer Discretionary	12.3
Consumer Staples	10.7
Information Technology	9.2
Materials	7.9
Communication Services	5.2
Utilities	3.9
Energy	3.2
Real Estate	3.1

(a)	Excludes money market funds.

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Fund Summary as of January 31, 2021	iShares® Currency Hedged MSCI EAFE Small-Cap ETF

Investment Objective

The iShares Currency Hedged MSCI EAFE Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization developed market equities, excluding the U.S. and Canada, while mitigating exposure to fluctuations between the value of the component currencies and the U.S. dollar, as represented by the MSCI EAFE Small-Cap 100% Hedged to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI EAFE Small-Cap ETF.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	21.31%	9.81%	10.52%	8.76%	9.81%	64.87%	59.98%
Fund Market	21.60	9.86	10.58	8.82	9.86	65.31	60.47
Index	21.55	9.49	11.05	8.97	9.49	68.87	61.58

The inception date of the Fund was 6/29/15. The first day of secondary market trading was 7/1/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio	(a)
$ 1,000.00	$ 1,213.10	$ 0.17		$ 1,000.00	$ 1,025.10	$ 0.15		0.03%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Net Assets

Investment Companies	99.8%
Short-term Investments	0.0 (a)
Forward foreign currency exchange contracts, net cumulative appreciation	0.9
Other assets less liabilities	(0.7)

(a)	Rounds to less than 0.1%.

ALLOCATION BY SECTOR (of the UNDERLYING FUND)

Sector	Percent of Total Investment(a)

Industrials	23.0%
Consumer Discretionary	12.9
Real Estate	11.7
Information Technology	10.7
Financials	10.4
Materials	9.2
Health Care	7.3
Consumer Staples	5.8
Communication Services	4.5
Utilities	2.9
Energy	1.6

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of January 31, 2021	iShares® MSCI ACWI ex U.S. ETF

Investment Objective

The iShares MSCI ACWI ex U.S. ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization non-U.S. equities, as represented by the MSCI ACWI ex USA Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	19.30%	13.90%	10.37%	4.68%	13.90%	63.77%	58.01%
Fund Market	19.32	14.64	10.15	4.64	14.64	62.18	57.32
Index	19.28	13.95	10.52	4.84	13.95	64.88	60.40

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio	(a)
$ 1,000.00	$ 1,193.00	$ 1.71		$ 1,000.00	$ 1,023.60	$ 1.58		0.31%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Financials	17.1%
Consumer Discretionary	13.7
Information Technology	12.6
Industrials	11.4
Health Care	9.4
Consumer Staples	8.5
Materials	7.8
Communication Services	7.2
Energy	4.0
Utilities	3.2
Real Estate	2.6
Exchanged-Traded Funds	2.5

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

Japan	15.7%
China	12.8
United Kingdom	8.6
France	6.6
Canada	6.3
Switzerland	6.0
Germany	5.7
Australia	4.6
South Korea	4.2
Taiwan	4.2

(a)	Excludes money market funds.

8	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of January 31, 2021	iShares® MSCI EAFE ETF

Investment Objective

The iShares MSCI EAFE ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization developed market equities, excluding the U.S. and Canada, as represented by the MSCI EAFE Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	17.70%	9.04%	8.80%	5.08%	9.04%	52.48%	64.20%
Fund Market	17.74	9.78	8.55	5.07	9.78	50.73	63.93
Index	17.58	8.94	8.84	5.15	8.94	52.74	65.24

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,177.00	$ 2.03		$ 1,000.00	$ 1,023.30	$ 1.89		0.37%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Financials	16.3%
Industrials	15.3
Health Care	12.9
Consumer Discretionary	12.3
Consumer Staples	10.7
Information Technology	9.2
Materials	7.9
Communication Services	5.2
Utilities	3.9
Energy	3.2
Real Estate	3.1

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

Japan	25.4%
United Kingdom	13.8
France	10.6
Switzerland	9.7
Germany	9.2
Australia	7.4
Netherlands	4.5
Hong Kong	3.3
Sweden	3.3
Denmark	2.4

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

Fund Summary as of January 31, 2021	iShares® MSCI EAFE Small-Cap ETF

Investment Objective

The iShares MSCI EAFE Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization developed market equities, excluding the U.S. and Canada, as represented by the MSCI EAFE Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	24.61%	14.99%	10.99%	7.74%	14.99%	68.40%	110.85%
Fund Market	24.53	15.69	10.67	7.68	15.69	66.01	109.62
Index	24.62	15.27	11.12	7.72	15.27	69.42	110.42

Certain sectors and markets performed exceptionally well based on market conditions during the six months period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,246.10	$ 2.26		$ 1,000.00	$ 1,023.20	$ 2.04		0.40%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Industrials	23.0%
Consumer Discretionary	12.9
Real Estate	11.7
Information Technology	10.7
Financials	10.4
Materials	9.2
Health Care	7.3
Consumer Staples	5.8
Communication Services	4.5
Utilities	2.9
Energy	1.6

(a)	Excludes money market funds.

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

Japan	28.5%
United Kingdom	17.2
Australia	9.0
Sweden	7.3
Germany	5.3
Switzerland	5.2
Netherlands	3.2
France	3.0
Italy	2.7
Israel	2.3

10	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	11

Schedule of Investments (unaudited) January 31, 2021	iShares® Adaptive Currency Hedged MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.9%
iShares MSCI EAFE ETF(a)	82,587	$5,978,473

Total Investment Companies — 99.9% (Cost: $5,597,010)		5,978,473

Total Investments in Securities — 99.9% (Cost: $5,597,010)		5,978,473

Other Assets, Less Liabilities — 0.1%		5,686

Net Assets — 100.0%		$5,984,159

(a)	Affiliate of the Fund.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$—	$0	(b)	$—	$—	$—	$—	—	$1	$—
iShares MSCI EAFE ETF	5,188,559	84,448		(159,706)	3,087	862,085	5,978,473	82,587	57,788	—

					$3,087	$862,085	$5,978,473		$57,789	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

HKD	1,086,000	USD	140,059	MS	02/04/21	$11
NOK	76,000	USD	8,872	MS	02/04/21	1
USD	214,579	AUD	278,000	MS	02/04/21	2,115
USD	293,280	CHF	259,000	MS	02/04/21	2,498
USD	73,524	DKK	447,000	MS	02/04/21	585
USD	979,517	EUR	800,000	MS	02/04/21	8,637
USD	140,072	HKD	1,086,000	MS	02/04/21	2
USD	4,982	ILS	16,000	MS	02/04/21	109
USD	773,170	JPY	79,796,000	MS	02/04/21	11,345
USD	8,876	NOK	76,000	MS	02/04/21	3
USD	9,361	NZD	13,000	MS	02/04/21	20
USD	103,903	SEK	853,000	MS	02/04/21	1,823
USD	16,638	SGD	22,000	MS	02/04/21	77
USD	108,201	AUD	141,000	MS	03/03/21	424
USD	147,377	CHF	131,000	MS	03/03/21	188
USD	37,752	DKK	231,000	MS	03/03/21	40
USD	486,263	EUR	400,000	MS	03/03/21	536
USD	433,992	GBP	316,000	MS	03/03/21	962
USD	9,775	ILS	32,000	MS	03/03/21	25

12	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Adaptive Currency Hedged MSCI EAFE ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	751,452	JPY	78,653,000	MS	03/03/21	$357
USD	9,004	NOK	77,000	MS	03/03/21	14
USD	4,324	NZD	6,000	MS	03/03/21	13
USD	52,594	SEK	438,000	MS	03/03/21	163
USD	32,401	SGD	43,000	MS	03/03/21	32

						29,980

AUD	278,000	USD	213,925	MS	02/04/21	(1,461)
CHF	259,000	USD	292,242	MS	02/04/21	(1,460)
DKK	447,000	USD	73,265	MS	02/04/21	(325)
EUR	800,000	USD	975,803	MS	02/04/21	(4,923)
GBP	314,000	USD	431,187	MS	02/04/21	(957)
ILS	16,000	USD	4,885	MS	02/04/21	(13)
JPY	79,796,000	USD	762,348	MS	02/04/21	(523)
NZD	13,000	USD	9,365	MS	02/04/21	(24)
SEK	853,000	USD	103,146	MS	02/04/21	(1,066)
SGD	22,000	USD	16,580	MS	02/04/21	(19)
USD	429,322	GBP	314,000	MS	02/04/21	(909)
DKK	1,000	USD	163	MS	03/03/21	—
JPY	38,155,000	USD	364,552	MS	03/03/21	(192)
USD	144,318	HKD	1,119,000	MS	03/03/21	(12)

						(11,884)

	Net unrealized appreciation					$18,096

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Foreign Currency Exchange Contracts

Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$29,980

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$11,884

For the six months ended January 31, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Foreign Currency Exchange Contracts

Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$(146,483)

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$73,693

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Adaptive Currency Hedged MSCI EAFE ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$2,619,617
Average amounts sold — in USD	$3,792,619

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Forward foreign currency exchange contracts	$29,980	$11,884

Total derivative assets and liabilities in the Statement of Assets and Liabilities	29,980	11,884
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	29,980	11,884

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

	Derivative Assets Subject to an MNA by	Derivatives Available		Net Amount of Derivative
Counterparty	Counterparty	for Offset	(a)	Assets	(b)

Morgan Stanley & Co. International PLC	$29,980		$(11,884)	$18,096

	Derivative Liabilities Subject to an MNA by	Derivatives Available		Net Amount of Derivative
Counterparty	Counterparty	for Offset	(a)	Liabilities

Morgan Stanley & Co. International PLC	$11,884		$(11,884)	$—

(a)	The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$5,978,473	$—	$—	$5,978,473

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$29,980	$—	$29,980
Liabilities
Forward Foreign Currency Exchange Contracts	—	(11,884)	—	(11,884)

	$—	$18,096	$—	$18,096

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

14	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2021	iShares® Currency Hedged MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.8%
iShares MSCI ACWI ex U.S. ETF(a)	1,759,478	$93,586,635

Total Investment Companies — 99.8% (Cost: $82,975,698)		93,586,635

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(a)(b)	40,000	40,000

Total Short-Term Investments — 0.1% (Cost: $40,000)		40,000

Total Investments in Securities — 99.9% (Cost: $83,015,698)		93,626,635

Other Assets, Less Liabilities — 0.1%		128,664

Net Assets — 100.0%		$93,755,299

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$40,000	(a)	$—	$—	$—	$40,000	40,000	$57	$—
iShares MSCI ACWI ex U.S. ETF	70,871,882	17,254,600		(7,898,509)	139,057	13,219,605	93,586,635	1,759,478	831,976	—

					$139,057	$13,219,605	$93,626,635		$832,033	$—

(a)	Represents net amount purchased (sold).

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

BRL	7,728,000	USD	1,405,704	MS	02/04/21	$6,669
CNY	3,000	USD	464	SSB	02/04/21	1
GBP	2,000	USD	2,718	BSCH	02/04/21	22
GBP	64,000	USD	87,448	SSB	02/04/21	242
HKD	62,810,000	USD	8,100,458	BNP	02/04/21	646
HKD	21,000	USD	2,708	SSB	02/04/21	1
INR	196,432,000	USD	2,692,301	MS	02/04/21	45
NOK	6,000	USD	699	SSB	02/04/21	2
THB	339,000	USD	11,311	BNP	02/04/21	15
THB	257,000	USD	8,583	CITI	02/04/21	3
THB	5,000	USD	166	HSBC	02/04/21	1
USD	66,185	AUD	86,000	BBP	02/04/21	459
USD	4,015,789	AUD	5,206,000	BNP	02/04/21	37,057

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	775	AUD	1,000	JPM	02/04/21	$11
USD	135,587	AUD	175,000	MS	02/04/21	1,841
USD	1,491,213	BRL	7,731,000	MS	02/04/21	78,292
USD	1,301,947	CAD	1,658,472	BNP	02/04/21	4,986
USD	1,370,490	CAD	1,745,760	CITI	02/04/21	5,268
USD	194,618	CAD	246,000	DB	02/04/21	2,241
USD	1,822,757	CAD	2,321,861	HSBC	02/04/21	7,012
USD	96,584	CAD	123,000	JPM	02/04/21	395
USD	1,215,160	CAD	1,547,907	MS	02/04/21	4,663
USD	791	CAD	1,000	SSB	02/04/21	9
USD	179,939	CHF	160,000	BBP	02/04/21	305
USD	5,490,715	CHF	4,849,000	CITI	02/04/21	46,691
USD	91,194	CHF	81,000	JPM	02/04/21	254
USD	205,937	CLP	145,860,000	MS	02/04/21	7,426
USD	327	DKK	2,000	BOA	02/04/21	—
USD	1,374,829	DKK	8,359,000	HSBC	02/04/21	10,847
USD	36,021	DKK	219,000	JPM	02/04/21	286
USD	18,605,685	EUR	15,195,000	CITI	02/04/21	165,019
USD	3,643	EUR	3,000	SSB	02/04/21	3
USD	1,371	GBP	1,000	SSB	02/04/21	1
USD	8,163,302	HKD	63,290,000	HSBC	02/04/21	288
USD	160,457	HKD	1,244,000	MS	02/04/21	8
USD	181,948	ILS	584,000	CITI	02/04/21	4,097
USD	1,558	ILS	5,000	JPM	02/04/21	35
USD	6,437	ILS	21,000	UBS	02/04/21	42
USD	240,284	JPY	24,956,000	BBP	02/04/21	2,025
USD	14,439,204	JPY	1,490,251,000	CITI	02/04/21	211,540
USD	484,805	JPY	50,182,000	JPM	02/04/21	5,710
USD	2,829	JPY	293,000	SSB	02/04/21	31
USD	4,502,878	KRW	4,905,022,000	MS	02/04/21	117,487
USD	16,862	MXN	331,000	BBP	02/04/21	717
USD	8,575	MXN	169,000	BOA	02/04/21	332
USD	486,659	MXN	9,731,000	CITI	02/04/21	12,005
USD	436,242	MYR	1,755,000	MS	02/04/21	2,296
USD	330,959	NOK	2,834,000	CITI	02/04/21	97
USD	17,044	NOK	145,000	SSB	02/04/21	115
USD	174,269	NZD	242,000	CITI	02/04/21	368
USD	758,372	RUB	56,220,000	MS	02/04/21	15,616
USD	1,942,110	SEK	15,945,000	HSBC	02/04/21	33,933
USD	96,370	SEK	804,000	SSB	02/04/21	153
USD	616,655	SGD	815,000	CITI	02/04/21	3,139
USD	22,650	SGD	30,000	SSB	02/04/21	66
USD	282,323	TWD	7,900,000	MS	02/04/21	223
USD	983,108	ZAR	14,505,000	CITI	02/04/21	24,383
USD	201	ZAR	3,000	HSBC	02/04/21	3
USD	7,520	ZAR	111,000	JPM	02/04/21	183
USD	33,709	ZAR	503,000	MS	02/04/21	462
USD	16,632	ZAR	250,000	SSB	02/04/21	108
ZAR	5,000	USD	325	CITI	02/04/21	5

16	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	29,000	USD	22,166	JPM	03/04/21	$1
CNY	113,000	USD	17,469	SSB	03/04/21	9
HKD	978,000	USD	126,142	MS	03/04/21	2
KRW	46,864,000	USD	41,899	MS	03/04/21	9
NZD	3,000	USD	2,155	SSB	03/04/21	—
SGD	1,000	USD	752	SSB	03/04/21	—
THB	161,000	USD	5,378	BOA	03/04/21	—
TWD	808,000	USD	28,908	MS	03/04/21	11
USD	4,140,118	AUD	5,395,000	BNP	03/04/21	16,291
USD	85,947	AUD	112,000	MS	03/04/21	336
USD	3,749,489	CAD	4,789,342	HSBC	03/04/21	3,816
USD	2,136,208	CAD	2,728,658	MS	03/04/21	2,165
USD	92,253	CHF	82,000	BBP	03/04/21	117
USD	5,567,649	CHF	4,949,000	BNP	03/04/21	6,890
USD	53,945	CHF	48,000	JPM	03/04/21	12
USD	202,459	CLP	148,696,000	MS	03/04/21	13
USD	79,913	CNH	516,000	BNP	03/04/21	59
USD	1,380,439	CNH	8,914,000	BOA	03/04/21	947
USD	1,456,757	DKK	8,914,000	BOA	03/04/21	1,475
USD	18,965,090	EUR	15,601,000	UBS	03/04/21	20,087
USD	46,695	GBP	34,000	BBP	03/04/21	103
USD	8,322,507	GBP	6,060,000	BNP	03/04/21	18,142
USD	54,852	GBP	40,000	SSB	03/04/21	38
USD	186,337	ILS	610,000	BOA	03/04/21	469
USD	3,666	ILS	12,000	SSB	03/04/21	9
USD	25,925	INR	1,897,000	MS	03/04/21	9
USD	15,032,998	JPY	1,573,542,000	BNP	03/04/21	6,309
USD	4,652	JPY	487,000	JPM	03/04/21	1
USD	4,745,090	KRW	5,290,235,000	MS	03/04/21	14,311
USD	501,676	MXN	10,178,000	BNP	03/04/21	6,725
USD	6,548	MXN	134,000	SSB	03/04/21	31
USD	443,550	MYR	1,794,000	MS	03/04/21	1,472
USD	343,482	NOK	2,938,000	BOA	03/04/21	476
USD	176,559	NZD	245,000	BOA	03/04/21	500
USD	4,324	NZD	6,000	UBS	03/04/21	13
USD	748,217	RUB	56,711,000	MS	03/04/21	568
USD	1,923,051	SEK	16,015,000	BNP	03/04/21	5,930
USD	99,664	SEK	830,000	SSB	03/04/21	306
USD	16,577	SGD	22,000	BNP	03/04/21	16
USD	611,072	SGD	811,000	BOA	03/04/21	577
USD	541,096	THB	16,176,000	BNP	03/04/21	691
USD	110,517	TRY	817,000	BOA	03/04/21	264
USD	2,842	TRY	21,000	SSB	03/04/21	8
USD	4,100,572	TWD	114,518,000	MS	03/04/21	1,747
USD	981,430	ZAR	14,838,000	BOA	03/04/21	4,635
USD	59,530	ZAR	900,000	SSB	03/04/21	285

						932,055

AUD	5,395,000	USD	4,139,400	BNP	02/04/21	(16,224)
AUD	2,000	USD	1,555	BSCH	02/04/21	(27)

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	34,000	USD	26,183	JPM	02/04/21	$(198)
AUD	37,000	USD	28,560	MS	02/04/21	(283)
BRL	3,000	USD	556	MS	02/04/21	(8)
CAD	86,000	USD	67,515	CITI	02/04/21	(261)
CAD	4,789,342	USD	3,749,184	HSBC	02/04/21	(3,815)
CAD	37,000	USD	29,006	JPM	02/04/21	(71)
CAD	2,728,658	USD	2,136,039	MS	02/04/21	(2,169)
CAD	3,000	USD	2,361	SSB	02/04/21	(15)
CHF	4,949,000	USD	5,563,481	BNP	02/04/21	(7,186)
CHF	126,000	USD	142,679	BOA	02/04/21	(1,218)
CHF	2,000	USD	2,265	DB	02/04/21	(19)
CHF	13,000	USD	14,695	SSB	02/04/21	(100)
CLP	148,396,000	USD	202,093	MS	02/04/21	(131)
CNH	8,914,000	USD	1,383,669	BOA	02/04/21	(1,193)
DKK	8,914,000	USD	1,456,122	BOA	02/04/21	(1,577)
DKK	99,000	USD	16,266	SSB	02/04/21	(111)
EUR	251,000	USD	307,353	BNP	02/04/21	(2,739)
EUR	102,000	USD	124,715	MS	02/04/21	(928)
EUR	15,601,000	USD	18,953,655	UBS	02/04/21	(20,267)
GBP	6,060,000	USD	8,321,640	BNP	02/04/21	(18,460)
HKD	1,703,000	USD	219,660	MS	02/04/21	(10)
ILS	610,000	USD	186,245	BOA	02/04/21	(475)
JPY	1,519,731,000	USD	14,516,043	BNP	02/04/21	(6,928)
JPY	507,000	USD	4,884	BOA	02/04/21	(43)
JPY	45,444,000	USD	440,294	JPM	02/04/21	(6,433)
KRW	4,905,022,000	USD	4,399,705	MS	02/04/21	(14,315)
MXN	10,178,000	USD	503,221	BNP	02/04/21	(6,763)
MXN	53,000	USD	2,647	CITI	02/04/21	(62)
MYR	1,838,000	USD	454,803	MS	02/04/21	(335)
NOK	2,938,000	USD	343,511	BOA	02/04/21	(508)
NOK	35,000	USD	4,090	CITI	02/04/21	(4)
NZD	245,000	USD	176,573	BOA	02/04/21	(516)
NZD	4,000	USD	2,876	JPM	02/04/21	(1)
NZD	5,000	USD	3,601	MS	02/04/21	(8)
RUB	56,220,000	USD	744,143	MS	02/04/21	(1,387)
SEK	16,015,000	USD	1,922,481	BNP	02/04/21	(5,927)
SEK	523,000	USD	63,708	CITI	02/04/21	(1,119)
SEK	206,000	USD	25,079	MS	02/04/21	(427)
SEK	5,000	USD	610	SSB	02/04/21	(11)
SGD	811,000	USD	611,127	BOA	02/04/21	(622)
SGD	47,000	USD	35,563	DB	02/04/21	(182)
THB	15,734,000	USD	526,811	BNP	02/04/21	(1,121)
TRY	817,000	USD	111,811	BOA	02/04/21	(289)
TWD	103,082,000	USD	3,682,451	MS	02/04/21	(1,505)
USD	3,439	CLP	2,536,000	MS	02/04/21	(12)
USD	1,279,842	CNH	8,331,000	CITI	02/04/21	(12,217)
USD	30,196	CNH	196,000	DB	02/04/21	(201)
USD	60,216	CNY	390,000	SSB	02/04/21	(260)
USD	23,315	DKK	143,000	BOA	02/04/21	(19)

18	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	47,213	DKK	290,000	SSB	02/04/21	$(107)
USD	915,990	EUR	756,000	JPM	02/04/21	(1,492)
USD	7,956,188	GBP	5,819,000	CITI	02/04/21	(16,782)
USD	10,938	GBP	8,000	JPM	02/04/21	(23)
USD	406,802	GBP	298,000	MS	02/04/21	(1,506)
USD	2,681,552	INR	196,432,000	MS	02/04/21	(10,793)
USD	20,474	MYR	83,000	MS	02/04/21	(48)
USD	2,846	NZD	4,000	JPM	02/04/21	(29)
USD	5,738	NZD	8,000	MS	02/04/21	(11)
USD	9,780	SGD	13,000	SSB	02/04/21	(6)
USD	518,179	THB	15,549,000	CITI	02/04/21	(1,329)
USD	26,204	THB	786,000	HSBC	02/04/21	(57)
USD	104,038	TRY	782,000	CITI	02/04/21	(2,706)
USD	1,596	TRY	12,000	JPM	02/04/21	(42)
USD	1,731	TRY	13,000	SSB	02/04/21	(44)
USD	1,327	TRY	10,000	UBS	02/04/21	(38)
USD	3,398,750	TWD	95,182,000	MS	02/04/21	(95)
ZAR	14,838,000	USD	985,462	BOA	02/04/21	(4,727)
ZAR	529,000	USD	35,869	JPM	02/04/21	(904)
BRL	212,000	USD	38,829	MS	03/04/21	(115)
CAD	61,000	USD	47,756	MS	03/04/21	(49)
DKK	142,000	USD	23,209	BBP	03/04/21	(26)
EUR	97,000	USD	117,923	BNP	03/04/21	(132)
MXN	105,000	USD	5,176	SSB	03/04/21	(70)
MYR	54,000	USD	13,316	MS	03/04/21	(9)
NOK	10,000	USD	1,169	BBP	03/04/21	(2)
TRY	32,000	USD	4,330	BNP	03/04/21	(12)
USD	1,456,996	BRL	8,014,000	MS	03/04/21	(6,471)
USD	160,945	CAD	206,000	JPM	03/04/21	(164)
USD	30,512	DKK	187,000	JPM	03/04/21	(17)
USD	367,770	EUR	303,000	JPM	03/04/21	(176)
USD	8,100,600	HKD	62,810,000	BNP	03/04/21	(739)
USD	606,280	HKD	4,701,000	UBS	03/04/21	(63)
USD	1,827	ILS	6,000	SSB	03/04/21	(1)
USD	2,684,457	INR	196,576,000	MS	03/04/21	(1,140)
USD	5,595	NOK	48,000	JPM	03/04/21	(9)
USD	10,178	RUB	774,000	MS	03/04/21	(26)
USD	21,640	SEK	181,000	JPM	03/04/21	(27)
USD	16,448	ZAR	250,000	SSB	03/04/21	(12)

						(188,699)

	Net unrealized appreciation					$743,356

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Foreign Currency Exchange Contracts

Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$932,055

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$188,699

For the six months ended January 31, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Foreign Currency Exchange Contracts

Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$(4,918,638)

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$2,705,701

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:

Average amounts purchased — in USD	$79,010,801

Average amounts sold — in USD	$154,750,054

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Forward foreign currency exchange contracts	$932,055	$188,699

Total derivative assets and liabilities in the Statement of Assets and Liabilities	932,055	188,699

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	932,055	188,699

20	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Currency Hedged MSCI ACWI ex U.S. ETF

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

	Derivative Assets Subject to an MNA by	Derivatives Available	Net Amount of Derivative
Counterparty	Counterparty	for Offset (a)	Assets	(b)

Banco Santander Central Hispano	$22	$(22)	$—
Bank of America N.A.	9,675	(9,675)	—
Barclays Bank PLC	3,726	(28)	3,698
BNP Paribas SA	103,757	(66,231)	37,526
Citibank N.A.	472,615	(34,480)	438,135
Deutsche Bank Securities Inc.	2,241	(402)	1,839
HSBC Bank PLC	55,900	(3,872)	52,028
JPMorgan Chase Bank N.A.	6,888	(6,888)	—
Morgan Stanley & Co. International PLC	255,671	(41,781)	213,890
State Street Bank and Trust Co.	1,418	(737)	681
UBS AG	20,142	(20,142)	—

	$932,055	$(184,258)	$747,797

	Derivative Liabilities Subject to an MNA by	Derivatives Available	Net Amount of Derivative
Counterparty	Counterparty	for Offset (a)	Liabilities	(c)

Banco Santander Central Hispano	$27	$(22)	$5
Bank of America N.A.	11,187	(9,675)	1,512
Barclays Bank PLC	28	(28)	—
BNP Paribas SA	66,231	(66,231)	—
Citibank N.A.	34,480	(34,480)	—
Deutsche Bank Securities Inc.	402	(402)	—
HSBC Bank PLC	3,872	(3,872)	—
JPMorgan Chase Bank N.A.	9,586	(6,888)	2,698
Morgan Stanley & Co. International PLC	41,781	(41,781)	—
State Street Bank and Trust Co.	737	(737)	—
UBS AG	20,368	(20,142)	226

	$188,699	$(184,258)	$4,441

(a)	The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$93,586,635	$—	$—	$93,586,635
Money Market Funds	40,000	—	—	40,000

	$93,626,635	$—	$—	$93,626,635

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$932,055	$—	$932,055
Liabilities
Forward Foreign Currency Exchange Contracts	—	(188,699)	—	(188,699)

	$—	$743,356	$—	$743,356

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

22	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2021	iShares® Currency Hedged MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.8%
iShares MSCI EAFE ETF(a)	32,220,588	$2,332,448,365

Total Investment Companies — 99.8% (Cost: $2,121,434,809)		2,332,448,365

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(a)(b)	2,540,000	2,540,000

Total Short-Term Investments — 0.1% (Cost: $2,540,000)		2,540,000

Total Investments in Securities — 99.9% (Cost: $2,123,974,809)		2,334,988,365

Other Assets, Less Liabilities — 0.1%		2,110,357

Net Assets — 100.0%		$2,337,098,722

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$2,540,000	(a)	$—	$—	$—	$2,540,000	2,540,000	$1,188	$—
iShares MSCI EAFE ETF	2,253,206,262	279,006,066		(558,278,985)	18,144,449	340,370,573	2,332,448,365	32,220,588	22,878,848	—

					$18,144,449	$340,370,573	$2,334,988,365		$22,880,036	$—

(a)	Represents net amount purchased (sold).

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

DKK	470,000	USD	76,575	SSB	02/03/21	$116
EUR	411,000	USD	497,699	JPM	02/03/21	1,080
EUR	400,000	USD	485,033	MS	02/03/21	397
GBP	824,000	USD	1,128,173	CITI	02/03/21	835
GBP	2,527,000	USD	3,452,919	JPM	02/03/21	9,465
GBP	2,756,000	USD	3,755,854	MS	02/03/21	20,295
HKD	562,297,000	USD	72,518,146	BOA	02/03/21	5,826
HKD	381,000	USD	49,127	TDB	02/03/21	14
ILS	16,000	USD	4,868	SSB	02/03/21	5
NOK	217,000	USD	25,272	SSB	02/03/21	62
NZD	26,000	USD	18,665	HSBC	02/03/21	19
NZD	6,000	USD	4,303	MS	02/03/21	8
NZD	7,000	USD	5,029	SSB	02/03/21	1

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Currency Hedged MSCI EAFE ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NZD	7,000	USD	5,019	TDB	02/03/21	$11
SGD	134,000	USD	100,844	SSB	02/03/21	29
USD	169,798,593	AUD	220,126,000	BNP	02/03/21	1,566,308
USD	337,014	AUD	437,000	MS	02/03/21	3,035
USD	547,543	AUD	705,000	NSI	02/03/21	8,744
USD	444,618	AUD	577,000	SSB	02/03/21	3,643
USD	233,400,709	CHF	206,132,000	MS	02/03/21	1,980,422
USD	58,125,118	DKK	353,392,000	HSBC	02/03/21	461,322
USD	1,928,329	DKK	11,724,000	JPM	02/03/21	15,296
USD	310,982	DKK	1,893,000	SSB	02/03/21	2,097
USD	773,919,189	EUR	632,069,000	BNP	02/03/21	6,855,904
USD	1,495,962	EUR	1,232,000	BNY	02/03/21	837
USD	2,515,291	EUR	2,050,000	JPM	02/03/21	27,462
USD	72,613,500	HKD	562,982,000	HSBC	02/03/21	1,178
USD	1,114,937	HKD	8,644,000	MS	02/03/21	51
USD	196,438	HKD	1,523,000	UBS	02/03/21	4
USD	19,293	ILS	62,000	BOA	02/03/21	412
USD	7,677,781	ILS	24,638,000	CITI	02/03/21	174,656
USD	15,575	ILS	51,000	HSBC	02/03/21	44
USD	45,699	ILS	147,000	SSB	02/03/21	933
USD	610,850,187	JPY	63,045,298,000	BOA	02/03/21	8,951,865
USD	3,530,892	JPY	366,686,000	CITI	02/03/21	30,112
USD	1,199,333	JPY	124,440,000	JPM	02/03/21	11,295
USD	13,992,729	NOK	119,820,000	CITI	02/03/21	4,107
USD	73,522	NOK	623,000	SSB	02/03/21	789
USD	7,377,588	NZD	10,245,000	CITI	02/03/21	15,533
USD	38,346	NZD	53,000	MS	02/03/21	260
USD	82,122,137	SEK	674,194,000	HSBC	02/03/21	1,440,455
USD	162,064	SEK	1,342,000	RBS	02/03/21	1,466
USD	260,234	SEK	2,131,000	SSB	02/03/21	5,214
USD	26,106,043	SGD	34,503,000	CITI	02/03/21	132,776
USD	240,099	SGD	318,000	SSB	02/03/21	714
AUD	1,869,000	USD	1,428,408	MS	03/03/21	209
NZD	142,000	USD	102,019	SSB	03/03/21	24
SGD	160,000	USD	120,379	SSB	03/03/21	64
USD	166,566,766	AUD	217,063,000	BNP	03/03/21	649,283
USD	3,639,663	AUD	4,743,000	MS	03/03/21	14,234
USD	229,431,526	CHF	203,938,000	MS	03/03/21	291,090
USD	58,599,249	DKK	358,579,000	BOA	03/03/21	59,477
USD	750,527,607	EUR	617,394,000	UBS	03/03/21	815,269
USD	334,611,521	GBP	243,640,000	BOA	03/03/21	739,751
USD	3,613,011	GBP	2,632,000	SSB	03/03/21	6,253
USD	7,490,885	ILS	24,523,000	BOA	03/03/21	18,840
USD	168,306	ILS	551,000	SSB	03/03/21	419
USD	22,029,906	JPY	2,306,443,000	BNP	03/03/21	4,574
USD	583,553,355	JPY	61,079,596,000	SSB	03/03/21	274,964
USD	13,810,789	NOK	118,131,000	BOA	03/03/21	19,170
USD	7,112,965	NZD	9,870,000	BOA	03/03/21	20,285
USD	157,112	NZD	218,000	UBS	03/03/21	455

24	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Currency Hedged MSCI EAFE ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	77,229,620	SEK	643,176,000	BOA	03/03/21	$237,329
USD	4,251,635	SEK	35,408,000	SSB	03/03/21	13,070
USD	736,920	SGD	978,000	BNP	03/03/21	712
USD	24,552,150	SGD	32,585,000	BOA	03/03/21	23,200

						24,923,769

AUD	217,063,000	USD	166,545,277	BNP	02/03/21	(653,903)
AUD	1,302,000	USD	1,002,647	CBA	02/03/21	(7,588)
AUD	1,706,000	USD	1,329,368	CITI	02/03/21	(25,550)
AUD	1,629,000	USD	1,262,423	MS	02/03/21	(17,453)
AUD	145,000	USD	111,454	SSB	02/03/21	(637)
CHF	206,661,000	USD	232,376,889	MS	02/03/21	(362,705)
DKK	362,525,000	USD	59,221,838	BOA	02/03/21	(67,789)
DKK	4,964,000	USD	817,562	SSB	02/03/21	(7,575)
EUR	6,409,000	USD	7,847,385	BNP	02/03/21	(69,581)
EUR	4,256,000	USD	5,201,142	MS	02/03/21	(36,166)
EUR	1,649,000	USD	2,006,660	RBS	02/03/21	(5,474)
EUR	2,063,000	USD	2,509,890	SSB	02/03/21	(6,284)
EUR	4,430,000	USD	5,463,006	TDB	02/03/21	(86,868)
EUR	617,394,000	USD	750,071,971	UBS	02/03/21	(817,903)
GBP	243,640,000	USD	334,567,666	BOA	02/03/21	(742,884)
GBP	160,000	USD	219,695	SSB	02/03/21	(470)
HKD	8,062,000	USD	1,039,929	HSBC	02/03/21	(108)
HKD	4,280,000	USD	552,050	MS	02/03/21	(24)
ILS	24,523,000	USD	7,487,173	BOA	02/03/21	(19,070)
ILS	175,000	USD	55,109	HSBC	02/03/21	(1,815)
ILS	151,000	USD	46,849	SSB	02/03/21	(864)
ILS	16,000	USD	5,047	TNTC	02/03/21	(175)
ILS	17,000	USD	5,207	UBS	02/03/21	(30)
JPY	41,297,000	USD	396,521	CBA	02/03/21	(2,256)
JPY	1,564,233,000	USD	15,153,961	JPM	02/03/21	(220,108)
JPY	414,827,000	USD	3,996,380	RBS	02/03/21	(35,994)
JPY	61,516,067,000	USD	587,642,448	SSB	02/03/21	(343,812)
NOK	118,131,000	USD	13,811,823	BOA	02/03/21	(20,386)
NOK	79,000	USD	9,262	BSCH	02/03/21	(39)
NOK	711,000	USD	83,043	CITI	02/03/21	(36)
NOK	1,622,000	USD	192,063	SSB	02/03/21	(2,700)
NZD	9,870,000	USD	7,113,309	BOA	02/03/21	(20,728)
NZD	73,000	USD	53,234	BSCH	02/03/21	(777)
NZD	148,000	USD	106,394	JPM	02/03/21	(41)
NZD	155,000	USD	111,619	MS	02/03/21	(236)
NZD	32,000	USD	23,144	SSB	02/03/21	(149)
SEK	651,499,000	USD	78,221,004	BOA	02/03/21	(255,263)
SEK	17,953,000	USD	2,186,872	CITI	02/03/21	(38,413)
SEK	4,668,000	USD	571,317	RBS	02/03/21	(12,692)
SEK	5,327,000	USD	641,189	SSB	02/03/21	(3,700)
SGD	32,585,000	USD	24,554,407	BOA	02/03/21	(24,977)
SGD	1,825,000	USD	1,380,900	JPM	02/03/21	(7,071)
SGD	367,000	USD	278,026	SSB	02/03/21	(1,755)
USD	593,717	CHF	529,000	MS	02/03/21	(181)

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Currency Hedged MSCI EAFE ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	154,258	DKK	950,000	HSBC	02/03/21	$(756)
USD	2,006,585	EUR	1,661,000	JPM	02/03/21	(9,163)
USD	904,622	GBP	666,000	BSCH	02/03/21	(7,902)
USD	337,207,309	GBP	246,629,000	CITI	02/03/21	(712,870)
USD	2,429,589	GBP	1,777,000	JPM	02/03/21	(5,178)
USD	1,133,121	GBP	835,000	SSB	02/03/21	(10,959)
USD	241,310	HKD	1,871,000	UBS	02/03/21	(8)
USD	36,978	NOK	317,000	SSB	02/03/21	(31)
USD	18,550	NZD	26,000	RBS	02/03/21	(133)
USD	211,989	SEK	1,780,000	SSB	02/03/21	(1,026)
USD	67,662	SGD	90,000	SSB	02/03/21	(88)
DKK	5,141,000	USD	840,206	SSB	03/03/21	(912)
EUR	2,926,000	USD	3,557,100	BNP	03/03/21	(4,007)
HKD	8,664,000	USD	1,117,507	MS	03/03/21	(12)
JPY	186,630,000	USD	1,782,560	JPM	03/03/21	(341)
NOK	232,000	USD	27,125	SSB	03/03/21	(39)
USD	1,022,971	DKK	6,269,000	SSB	03/03/21	(474)
USD	11,634,226	EUR	9,586,000	JPM	03/03/21	(6,221)
USD	72,519,362	HKD	562,297,000	BOA	03/03/21	(6,501)
USD	3,689,522	HKD	28,608,000	UBS	03/03/21	(378)
USD	49,028	ILS	161,000	SSB	03/03/21	(28)
USD	183,808	NOK	1,577,000	MS	03/03/21	(304)
USD	600,728	SEK	5,025,000	RBS	03/03/21	(796)

						(4,690,357)

	Net unrealized appreciation					$20,233,412

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Foreign Currency Exchange Contracts

Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$24,923,769

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$4,690,357

For the six months ended January 31, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Foreign Currency Exchange Contracts

Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$(170,507,265)

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$111,357,988

26	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Currency Hedged MSCI EAFE ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$2,483,859,740
Average amounts sold — in USD	$4,710,991,856

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Forward foreign currency exchange contracts	$24,923,769	$4,690,357

Total derivative assets and liabilities in the Statement of Assets and Liabilities	24,923,769	4,690,357
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	24,923,769	4,690,357

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Cash Collateral Received (b)	Net Amount of Derivative Assets	(c)(d)

Bank of America N.A.	$10,076,155	$(1,157,598)	$—	$8,918,557
Bank of New York	837	—	—	837
BNP Paribas SA	9,076,781	(727,491)	—	8,349,290
Citibank N.A.	358,019	(358,019)	—	—
HSBC Bank PLC	1,903,018	(2,679)	—	1,900,339
JPMorgan Chase Bank N.A.	64,598	(64,598)	—	—
Morgan Stanley & Co. International PLC	2,310,001	(417,081)	(1,350,000)	542,920
Nomura Securities International Inc.	8,744	—	—	8,744
Royal Bank of Scotland PLC	1,466	(1,466)	—	—
State Street Bank and Trust Co.	308,397	(308,397)	—	—
Toronto Dominion Bank	25	(25)	—	—
UBS AG	815,728	(815,728)	—	—

	$24,923,769	$(3,853,082)	$(1,350,000)	$19,720,687

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Cash Collateral Pledged	Net Amount of Derivative Liabilities	(d)(e)

Banco Santander Central Hispano	$8,718	$—	$—	$8,718
Bank of America N.A.	1,157,598	(1,157,598)	—	—
BNP Paribas SA	727,491	(727,491)	—	—
Citibank N.A.	776,869	(358,019)	—	418,850
Commonwealth Bank of Australia	9,844	—	—	9,844
HSBC Bank PLC	2,679	(2,679)	—	—
JPMorgan Chase Bank N.A.	248,123	(64,598)	—	183,525
Morgan Stanley & Co. International PLC	417,081	(417,081)	—	—
Royal Bank of Scotland PLC	55,089	(1,466)	—	53,623
State Street Bank and Trust Co.	381,503	(308,397)	—	73,106
The Northern Trust Company	175	—	—	175
Toronto Dominion Bank	86,868	(25)	—	86,843
UBS AG	818,319	(815,728)	—	2,591

	$4,690,357	$(3,853,082)	$—	$837,275

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Currency Hedged MSCI EAFE ETF

(a)	The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$2,332,448,365	$—	$—	$2,332,448,365
Money Market Funds	2,540,000	—	—	2,540,000

	$2,334,988,365	$—	$—	$2,334,988,365

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$24,923,769	$—	$24,923,769
Liabilities
Forward Foreign Currency Exchange Contracts	—	(4,690,357)	—	(4,690,357)

	$—	$20,233,412	$—	$20,233,412

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

.

28	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2021	iShares® Currency Hedged MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.8%
iShares MSCI EAFE Small-Cap ETF(a)	946,098	$64,419,813

Total Investment Companies — 99.8% (Cost: $56,709,808)		64,419,813

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(a)(b)	10,000	10,000

Total Short-Term Investments — 0.0% (Cost: $10,000)		10,000

Total Investments in Securities — 99.8% (Cost: $56,719,808)		64,429,813

Other Assets, Less Liabilities — 0.2%		129,365

Net Assets — 100.0%		$64,559,178

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$10,000	(a)	$—	$—	$—	$10,000	10,000	$56	$—
iShares MSCI EAFE Small-Cap ETF	44,071,235	13,034,553		(3,929,242)	42,399	11,200,868	64,419,813	946,098	439,538	—

					$42,399	$11,200,868	$64,429,813		$439,594	$—

(a)	Represents net amount purchased (sold).

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

GBP	102,000	USD	139,374	JPM	02/03/21	$382
HKD	8,855,000	USD	1,142,009	BOA	02/03/21	92
USD	5,925,287	AUD	7,681,000	MS	02/03/21	55,048
USD	3,148,944	CHF	2,781,000	CITI	02/03/21	26,770
USD	260,745	CHF	231,000	SSB	02/03/21	1,406
USD	1,050,563	DKK	6,387,000	BNP	02/03/21	8,381
USD	26,516	DKK	161,000	BOA	02/03/21	245
USD	12,419,311	EUR	10,143,000	BNP	02/03/21	110,018
USD	332,112	EUR	271,000	SSB	02/03/21	3,233
USD	28,375	HKD	220,000	BBP	02/03/21	—
USD	1,257,937	HKD	9,753,000	BNP	02/03/21	14
USD	774	HKD	6,000	MS	02/03/21	—
USD	60,244	HKD	467,000	SSB	02/03/21	11

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Currency Hedged MSCI EAFE Small-Cap ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	31,146	ILS	100,000	BBP	02/03/21	$693
USD	12,447	ILS	40,000	BOA	02/03/21	265
USD	1,074,166	ILS	3,447,000	CITI	02/03/21	24,435
USD	68,550	ILS	220,000	JPM	02/03/21	1,552
USD	63,027	ILS	206,000	SSB	02/03/21	293
USD	17,759,147	JPY	1,832,868,000	BOA	02/03/21	260,615
USD	932,382	JPY	97,133,000	JPM	02/03/21	5,046
USD	1,349,290	NOK	11,554,000	CITI	02/03/21	396
USD	36,451	NOK	312,000	SSB	02/03/21	26
USD	609,938	NZD	847,000	CITI	02/03/21	1,284
USD	23,043	NZD	32,000	JPM	02/03/21	48
USD	4,392,202	SEK	36,058,000	BNP	02/03/21	77,093
USD	143,362	SEK	1,177,000	CITI	02/03/21	2,509
USD	120,444	SEK	993,000	SSB	02/03/21	1,611
USD	1,017,669	SGD	1,345,000	CITI	02/03/21	5,176
USD	27,262	SGD	36,000	SSB	02/03/21	162
HKD	18,000	USD	2,322	MS	03/03/21	—
NZD	9,000	USD	6,466	SSB	03/03/21	1
USD	5,922,647	AUD	7,718,000	MS	03/03/21	23,202
USD	101,250	CHF	90,000	BBP	03/03/21	128
USD	3,361,590	CHF	2,988,000	BOA	03/03/21	4,337
USD	71,923	CHF	64,000	JPM	03/03/21	14
USD	1,051,449	DKK	6,434,000	BOA	03/03/21	1,067
USD	193,287	EUR	159,000	BNP	03/03/21	210
USD	13,266,258	EUR	10,913,000	UBS	03/03/21	14,411
USD	11,508,966	GBP	8,380,000	BOA	03/03/21	25,444
USD	200,203	GBP	146,000	JPM	03/03/21	132
USD	1,225,826	ILS	4,013,000	BOA	03/03/21	3,083
USD	13,440	ILS	44,000	SSB	03/03/21	33
USD	348,399	JPY	36,476,000	BNP	03/03/21	72
USD	161,780	JPY	16,938,000	JPM	03/03/21	31
USD	18,192,711	JPY	1,904,202,000	SSB	03/03/21	8,572
USD	1,463,256	NOK	12,516,000	BOA	03/03/21	2,031
USD	683,191	NZD	948,000	BOA	03/03/21	1,948
USD	5,045	NZD	7,000	UBS	03/03/21	15
USD	4,782,483	SEK	39,829,000	BOA	03/03/21	14,697
USD	31,647	SGD	42,000	BNP	03/03/21	31
USD	1,086,518	SGD	1,442,000	BOA	03/03/21	1,027

						687,290

AUD	7,681,000	USD	5,893,402	MS	02/03/21	(23,163)
CHF	2,988,000	USD	3,358,907	BOA	02/03/21	(4,339)
CHF	24,000	USD	27,128	SSB	02/03/21	(184)
DKK	6,457,000	USD	1,054,767	BOA	02/03/21	(1,163)
DKK	408,000	USD	67,111	JPM	02/03/21	(537)
EUR	68,000	USD	83,144	MS	02/03/21	(621)
EUR	10,913,000	USD	13,258,204	UBS	02/03/21	(14,457)
GBP	8,380,000	USD	11,507,458	BOA	02/03/21	(25,552)
HKD	1,591,000	USD	205,213	MS	02/03/21	(9)
ILS	4,013,000	USD	1,225,218	BOA	02/03/21	(3,121)

30	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Currency Hedged MSCI EAFE Small-Cap ETF

Forward Foreign Currency Exchange Contracts  (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	25,799,000	USD	249,944	JPM	02/03/21	$(3,639)
JPY	1,904,202,000	USD	18,188,089	SSB	02/03/21	(8,526)
NOK	12,516,000	USD	1,463,365	BOA	02/03/21	(2,160)
NZD	948,000	USD	683,224	BOA	02/03/21	(1,991)
NZD	2,000	USD	1,438	JPM	02/03/21	(1)
SEK	40,253,000	USD	4,832,748	BOA	02/03/21	(15,619)
SGD	1,442,000	USD	1,086,618	BOA	02/03/21	(1,105)
SGD	10,000	USD	7,567	DB	02/03/21	(39)
SGD	3,000	USD	2,269	SSB	02/03/21	(10)
USD	51,604	DKK	317,000	SSB	02/03/21	(121)
USD	686,519	EUR	567,000	JPM	02/03/21	(1,578)
USD	10,127,339	GBP	7,407,000	CITI	02/03/21	(21,405)
USD	615,259	GBP	450,000	JPM	02/03/21	(1,311)
USD	852,887	GBP	625,000	SSB	02/03/21	(3,461)
USD	73,729	NOK	638,000	JPM	02/03/21	(755)
USD	1,398	NOK	12,000	SSB	02/03/21	(3)
USD	50,882	NZD	71,000	JPM	02/03/21	(139)
USD	242,150	SEK	2,025,000	JPM	02/03/21	(185)
USD	55,675	SGD	74,000	SSB	02/03/21	(31)
AUD	97,000	USD	74,153	MS	03/03/21	(9)
DKK	320,000	USD	52,300	BBP	03/03/21	(58)
GBP	169,000	USD	232,106	BBP	03/03/21	(517)
NOK	151,000	USD	17,655	BBP	03/03/21	(26)
SEK	313,000	USD	37,584	SSB	03/03/21	(116)
USD	22,354	DKK	137,000	JPM	03/03/21	(12)
USD	274,303	EUR	226,000	JPM	03/03/21	(133)
USD	1,142,028	HKD	8,855,000	BOA	03/03/21	(102)
USD	53,522	HKD	415,000	UBS	03/03/21	(6)
USD	16,749	ILS	55,000	SSB	03/03/21	(9)
USD	25,411	NOK	218,000	JPM	03/03/21	(40)
USD	84,411	SEK	706,000	JPM	03/03/21	(102)
USD	752	SGD	1,000	CITI	03/03/21	—

						(136,355)

	Net unrealized appreciation					$550,935

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Foreign Currency Exchange Contracts
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$687,290

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$136,355

For the six months ended January 31, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Currency Hedged MSCI EAFE Small-Cap ETF

Foreign Currency Exchange Contracts

Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$(3,927,893)

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$2,362,664

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$57,698,701
Average amounts sold — in USD	$109,973,838

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Forward foreign currency exchange contracts	$687,290	$136,355

Total derivative assets and liabilities in the Statement of Assets and Liabilities	687,290	136,355
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	687,290	136,355

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

	Derivative Assets Subject to an MNA by	Derivatives Available	Net Amount of Derivative
Counterparty	Counterparty	for Offset (a)	Assets	(b)

Bank of America N.A.	$314,851	$(55,152)	$259,699
Barclays Bank PLC	821	(601)	220
BNP Paribas SA	195,819	—	195,819
Citibank N.A.	60,570	(21,405)	39,165
JPMorgan Chase Bank N.A.	7,205	(7,205)	—
Morgan Stanley & Co. International PLC	78,250	(23,802)	54,448
State Street Bank and Trust Co.	15,348	(12,461)	2,887
UBS AG	14,426	(14,426)	—

	$687,290	$(135,052)	$552,238

	Derivative Liabilities Subject to an MNA by	Derivatives Available	Net Amount of Derivative
Counterparty	Counterparty	for Offset (a)	Liabilities	(c)

Bank of America N.A.	$55,152	$(55,152)	$—
Barclays Bank PLC	601	(601)	—
Citibank N.A.	21,405	(21,405)	—
Deutsche Bank Securities Inc.	39	—	39
JPMorgan Chase Bank N.A.	8,432	(7,205)	1,227
Morgan Stanley & Co. International PLC	23,802	(23,802)	—
State Street Bank and Trust Co.	12,461	(12,461)	—
UBS AG	14,463	(14,426)	37

	$136,355	$(135,052)	$1,303

32	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Currency Hedged MSCI EAFE Small-Cap ETF

(a)	The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$64,419,813	$—	$—	$64,419,813
Money Market Funds	10,000	—	—	10,000

	$64,429,813	$—	$—	$64,429,813

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$687,290	$—	$687,290
Liabilities
Forward Foreign Currency Exchange Contracts	—	(136,355)	—	(136,355)

	$—	$550,935	$—	$550,935

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) January 31, 2021	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.0%
Globant SA(a)	5,719	$1,098,048
Telecom Argentina SA, ADR	14,931	96,753
YPF SA, ADR(a)	31,979	116,723

		1,311,524

Australia — 4.6%
Afterpay Ltd.(a)	31,820	3,298,318
AGL Energy Ltd.	92,372	812,907
AMP Ltd.	504,734	575,077
Ampol Ltd.	39,343	789,965
APA Group	170,588	1,281,351
Aristocrat Leisure Ltd.	84,434	2,012,129
ASX Ltd.	28,673	1,579,334
Aurizon Holdings Ltd.	277,745	788,470
AusNet Services	281,800	374,045
Australia & New Zealand Banking Group Ltd.	414,380	7,538,194
BHP Group Ltd.	432,495	14,454,594
BHP Group PLC	314,594	8,689,690
BlueScope Steel Ltd.	84,414	1,074,479
Brambles Ltd.	220,712	1,789,938
CIMIC Group Ltd.(a)	15,435	292,155
Coca-Cola Amatil Ltd.	77,964	782,418
Cochlear Ltd.	9,792	1,483,349
Coles Group Ltd.	195,865	2,736,552
Commonwealth Bank of Australia	259,384	16,619,525
Computershare Ltd.	85,612	943,905
Crown Resorts Ltd.	65,408	481,769
CSL Ltd.	67,025	13,973,184
Dexus	164,081	1,134,279
Evolution Mining Ltd.	230,463	836,372
Fortescue Metals Group Ltd.	249,466	4,170,667
Goodman Group	245,955	3,336,375
GPT Group (The)	303,894	1,007,263
Insurance Australia Group Ltd.	363,586	1,352,963
James Hardie Industries PLC(a)	67,212	1,897,202
Lendlease Corp. Ltd.	98,575	908,336
Macquarie Group Ltd.	50,574	5,098,702
Magellan Financial Group Ltd.	19,834	729,229
Medibank Pvt Ltd.	421,033	943,270
Mirvac Group	639,340	1,167,470
National Australia Bank Ltd.	476,175	8,600,229
Newcrest Mining Ltd.	122,200	2,355,200
Northern Star Resources Ltd.	112,760	1,111,719
Oil Search Ltd.	281,476	837,934
Orica Ltd.	69,757	816,731
Origin Energy Ltd.	265,069	963,994
Qantas Airways Ltd.(a)	149,076	514,704
QBE Insurance Group Ltd.	218,005	1,343,133
Ramsay Health Care Ltd.	25,011	1,208,375
REA Group Ltd.	7,954	895,145
Rio Tinto Ltd.	51,340	4,345,179
Santos Ltd.	268,499	1,341,098
Scentre Group	763,955	1,600,175
Seek Ltd.	54,600	1,175,066
Sonic Healthcare Ltd.	69,271	1,826,703
South32 Ltd.	746,266	1,454,334
Stockland	376,338	1,284,917
Suncorp Group Ltd.	186,519	1,442,516
Sydney Airport(a)	200,339	879,222

Security	Shares	Value

Australia (continued)
Tabcorp Holdings Ltd.	323,589	$990,612
Telstra Corp. Ltd.	577,085	1,381,438
TPG Telecom Ltd.(a)	66,294	376,394
Transurban Group	395,549	4,018,141
Treasury Wine Estates Ltd.	111,567	860,278
Vicinity Centres	575,891	678,243
Washington H Soul Pattinson & Co. Ltd.	19,833	413,595
Wesfarmers Ltd.	165,326	6,927,081
Westpac Banking Corp.	529,689	8,587,315
WiseTech Global Ltd.	22,187	532,479
Woodside Petroleum Ltd.	128,523	2,412,969
Woolworths Group Ltd.	185,555	5,817,119

		171,945,514

Austria — 0.1%
Erste Group Bank AG(a)	38,610	1,184,409
OMV AG	23,016	971,405
Raiffeisen Bank International AG(a)	27,440	539,057
Verbund AG	10,529	951,701
voestalpine AG	18,283	669,026

		4,315,598

Belgium — 0.5%
Ageas SA/NV	28,231	1,450,456
Anheuser-Busch InBev SA/NV	112,536	7,106,705
Elia Group SA/NV	4,393	529,970
Etablissements Franz Colruyt NV	7,999	494,257
Galapagos NV(a)	7,028	734,637
Groupe Bruxelles Lambert SA	16,365	1,625,937
KBC Group NV(a)	35,366	2,480,006
Proximus SADP	22,999	485,623
Sofina SA	1,662	539,117
Solvay SA	11,189	1,278,334
UCB SA	19,002	1,974,274
Umicore SA	29,259	1,662,522

		20,361,838

Brazil — 1.1%
Ambev SA	690,700	1,911,530
Atacadao SA	70,900	247,252
B2W Cia. Digital(a)	36,055	543,623
B3 SA - Brasil, Bolsa, Balcao	317,371	3,476,127
Banco Bradesco SA	149,270	591,639
Banco BTG Pactual SA	36,300	631,955
Banco do Brasil SA	131,100	813,049
Banco Santander Brasil SA	36,300	261,026
BB Seguridade Participacoes SA	105,900	536,507
BRF SA(a)	82,759	321,653
CCR SA	200,000	443,976
Cia Brasileira de Distribuicao	22,700	313,823
Cia. de Saneamento Basico do Estado de Sao Paulo	55,500	415,456
Cia. Siderurgica Nacional SA	106,300	591,881
Cosan SA	23,100	317,576
Energisa SA	16,800	151,545
Engie Brasil Energia SA	46,400	365,098
Equatorial Energia SA	127,800	527,141
Hapvida Participacoes e Investimentos SA(b)	176,000	553,491
Hypera SA	67,400	398,616
JBS SA	165,100	731,191
Klabin SA	109,000	560,996
Localiza Rent a Car SA	95,790	1,120,759
Lojas Renner SA	131,740	1,000,642

34	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Brazil (continued)
Magazine Luiza SA	458,100	$2,120,278
Multiplan Empreendimentos Imobiliarios SA	27,400	106,393
Natura & Co. Holding SA(a)	138,891	1,248,041
Notre Dame Intermedica Participacoes SA	70,800	1,225,441
Petrobras Distribuidora SA	106,200	452,441
Petroleo Brasileiro SA	595,700	2,981,910
Raia Drogasil SA	175,500	801,037
Rumo SA(a)	188,200	699,750
Sul America SA	43,707	319,491
Suzano SA(a)	110,600	1,256,968
Telefonica Brasil SA	72,700	601,866
TIM SA	179,198	436,528
Ultrapar Participacoes SA	118,200	471,523
Vale SA	547,399	8,817,939
Via Varejo SA(a)	191,100	514,174
WEG SA	127,400	1,955,190

		40,835,522

Canada — 6.2%
Agnico Eagle Mines Ltd.	35,798	2,501,615
Air Canada(a)	24,792	388,536
Algonquin Power & Utilities Corp.	89,757	1,497,297
Alimentation Couche-Tard Inc., Class B	128,181	3,913,311
AltaGas Ltd.	40,795	606,440
Atco Ltd., Class I, NVS	11,768	337,255
B2Gold Corp.	152,201	752,993
Bank of Montreal	95,320	7,097,607
Bank of Nova Scotia (The)	178,428	9,525,844
Barrick Gold Corp.	266,042	5,947,911
Bausch Health Cos Inc.(a)	47,615	1,216,233
BCE Inc.	19,688	835,944
BlackBerry Ltd.(a)	84,670	1,190,397
Brookfield Asset Management Inc., Class A	191,533	7,429,222
Brookfield Renewable Corp., Class A	16,162	907,005
CAE Inc.	40,074	906,288
Cameco Corp.	62,209	774,782
Canadian Apartment Properties REIT	12,524	501,960
Canadian Imperial Bank of Commerce	66,360	5,661,210
Canadian National Railway Co.	104,001	10,544,608
Canadian Natural Resources Ltd.	175,963	3,979,468
Canadian Pacific Railway Ltd.	19,839	6,672,377
Canadian Tire Corp. Ltd., Class A, NVS	8,753	1,136,119
Canadian Utilities Ltd., Class A, NVS	19,595	484,871
Canopy Growth Corp.(a)(c)	33,415	1,339,007
CCL Industries Inc., Class B, NVS	25,592	1,175,375
Cenovus Energy Inc.	184,236	1,088,874
CGI Inc.(a)	34,263	2,749,194
CI Financial Corp.	32,259	401,012
Constellation Software Inc.	3,028	3,692,479
Dollarama Inc.	43,759	1,712,406
Emera Inc.	37,451	1,567,580
Empire Co. Ltd., Class A, NVS	30,168	834,346
Enbridge Inc.	297,592	10,007,869
Fairfax Financial Holdings Ltd.	4,059	1,474,070
First Quantum Minerals Ltd.	89,086	1,485,406
FirstService Corp.	5,030	687,808
Fortis Inc.	70,086	2,837,565
Franco-Nevada Corp.	28,336	3,378,937
George Weston Ltd.	11,521	834,775
GFL Environmental Inc.	26,725	755,233
Gildan Activewear Inc.(c)	29,503	737,893

Security	Shares	Value

Canada (continued)
Great-West Lifeco Inc.	47,629	$1,088,705
Hydro One Ltd.(b)	52,007	1,206,284
iA Financial Corp. Inc.	15,696	700,112
IGM Financial Inc.	8,427	223,563
Imperial Oil Ltd.	41,004	780,952
Intact Financial Corp.	20,421	2,253,991
Inter Pipeline Ltd.	71,144	714,531
Keyera Corp.	35,766	672,511
Kinross Gold Corp.	196,345	1,372,548
Kirkland Lake Gold Ltd.	40,426	1,555,077
Loblaw Companies Ltd.	27,260	1,317,707
Lundin Mining Corp.	110,521	986,293
Magna International Inc.	43,315	3,053,700
Manulife Financial Corp.	287,670	5,204,160
Metro Inc.	38,470	1,664,740
National Bank of Canada	49,872	2,805,825
Northland Power Inc.	20,990	769,800
Nutrien Ltd.	85,365	4,208,609
Onex Corp.	13,371	708,822
Open Text Corp.	44,118	1,978,221
Pan American Silver Corp.	31,748	1,028,154
Parkland Corp./Canada	22,310	670,112
Pembina Pipeline Corp.	83,064	2,188,684
Power Corp. of Canada	86,822	2,023,321
Quebecor Inc., Class B	21,312	510,507
Restaurant Brands International Inc.	40,278	2,325,653
RioCan REIT	23,521	313,564
Ritchie Bros Auctioneers Inc.	16,474	973,777
Rogers Communications Inc., Class B, NVS	54,947	2,482,282
Royal Bank of Canada	208,354	16,881,004
Saputo Inc.	37,412	981,975
Shaw Communications Inc., Class B, NVS	67,232	1,154,699
Shopify Inc., Class A(a)	16,017	17,481,970
Sun Life Financial Inc.	84,801	3,923,237
Suncor Energy Inc.	228,283	3,822,438
TC Energy Corp.	143,550	6,159,126
Teck Resources Ltd., Class B	70,865	1,295,868
TELUS Corp.	68,599	1,417,142
Thomson Reuters Corp.	26,468	2,160,412
TMX Group Ltd.	7,659	739,490
Topicus.com Inc.(a)(d)	5,631	211,584
Toromont Industries Ltd.	10,076	677,071
Toronto-Dominion Bank (The)	265,728	15,072,724
Wheaton Precious Metals Corp.	66,724	2,743,234
WSP Global Inc.	14,159	1,320,081
Yamana Gold Inc.	141,329	660,483

		234,053,865

Chile — 0.1%
Banco de Chile	3,546,067	362,703
Banco de Credito e Inversiones SA	13,162	553,599
Banco Santander Chile	9,437,549	479,430
Cencosud SA	208,874	363,735
Cencosud Shopping SA	59,586	86,448
Cia. Cervecerias Unidas SA	21,673	178,172
Colbun SA	2,390,676	413,638
Empresas CMPC SA	164,489	441,390
Empresas COPEC SA	62,833	662,412
Enel Americas SA	5,902,017	890,686
Enel Chile SA(a)	6,970,732	506,422

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chile (continued)
Falabella SA	119,425	$410,244

		5,348,879

China — 12.7%
3SBio Inc.(a)(b)	261,000	243,367
51job Inc., ADR(a)	4,883	321,594
AAC Technologies Holdings Inc.(c)	113,000	614,269
Agile Group Holdings Ltd.	146,000	182,268
Agricultural Bank of China Ltd., Class A	1,324,900	647,883
Agricultural Bank of China Ltd., Class H	3,344,000	1,207,555
Aier Eye Hospital Group Co. Ltd., Class A	45,737	558,999
Air China Ltd., Class H	280,000	194,639
AK Medical Holdings Ltd.(b)	82,000	147,844
Alibaba Group Holding Ltd., ADR(a)	279,692	70,994,220
Alibaba Health Information Technology Ltd.(a)	598,000	1,874,088
Alibaba Pictures Group Ltd.(a)(c)	2,830,000	357,680
A-Living Smart City Services Co. Ltd.(b)	83,250	363,434
Aluminum Corp. of China Ltd., Class H(a)	716,000	217,925
Anhui Conch Cement Co. Ltd., Class A	64,698	506,604
Anhui Conch Cement Co. Ltd., Class H	148,500	880,024
Anhui Gujing Distillery Co. Ltd., Class B	25,000	375,620
ANTA Sports Products Ltd.	165,000	2,730,192
Autohome Inc., ADR	9,270	1,021,832
AviChina Industry & Technology Co. Ltd., Class H	383,000	286,984
Baidu Inc., ADR(a)(c)	40,484	9,514,550
Bank of Beijing Co. Ltd., Class A	804,798	590,950
Bank of China Ltd., Class A	973,700	479,167
Bank of China Ltd., Class H	10,732,000	3,640,148
Bank of Communications Co. Ltd., Class A	848,100	587,198
Bank of Communications Co. Ltd., Class H	863,800	467,891
Bank of Ningbo Co. Ltd., Class A	94,998	567,482
Bank of Shanghai Co. Ltd., Class A	418,199	525,861
Baoshan Iron & Steel Co. Ltd., Class A	390,896	398,078
Baozun Inc., ADR(a)(c)	7,991	327,551
BeiGene Ltd., ADR(a)(c)	6,485	2,075,200
Beijing Capital International Airport Co. Ltd., Class H	386,000	297,695
Beijing Enterprises Holdings Ltd.	41,500	135,945
Beijing Enterprises Water Group Ltd.(c)	770,000	313,805
Bilibili Inc., ADR(a)(c)	16,632	1,894,218
BOE Technology Group Co. Ltd., Class A	484,200	464,533
Bosideng International Holdings Ltd.	578,000	256,430
Brilliance China Automotive Holdings Ltd.	528,000	415,381
BYD Co. Ltd., Class A	29,300	1,123,485
BYD Co. Ltd., Class H	84,000	2,571,832
BYD Electronic International Co. Ltd.	109,000	754,890
CanSino Biologics Inc., Class H(a)(b)(c)	9,000	292,964
CGN Power Co. Ltd., Class H(b)	949,000	204,393
Changchun High & New Technology Industry Group Inc., Class A	7,900	557,543
China Aoyuan Group Ltd.	203,000	179,337
China Cinda Asset Management Co. Ltd., Class H	640,000	121,333
China CITIC Bank Corp. Ltd., Class H	726,000	322,090
China Communications Services Corp. Ltd., Class H	534,000	238,975
China Conch Venture Holdings Ltd.	249,500	1,188,961
China Construction Bank Corp., Class H	14,149,050	10,729,691
China East Education Holdings Ltd.(b)	128,000	289,219
China Education Group Holdings Ltd.	103,000	216,525
China Everbright Bank Co. Ltd., Class A	847,500	532,841
China Everbright Bank Co. Ltd., Class H	149,000	61,300
China Everbright Environment Group Ltd.	773,037	435,677
China Everbright Ltd.	244,000	314,368

Security	Shares	Value

China (continued)
China Evergrande Group(c)	288,000	$554,914
China Feihe Ltd.(b)	179,000	535,579
China Galaxy Securities Co. Ltd., Class H	675,500	405,099
China Gas Holdings Ltd.	397,800	1,405,717
China Hongqiao Group Ltd.	358,500	316,710
China Huarong Asset Management Co. Ltd., Class H(b)	778,000	90,304
China Huishan Dairy Holdings Co. Ltd.(a)(d)	930,700	1
China International Capital Corp. Ltd., Class H(a)(b)	206,000	539,319
China Jinmao Holdings Group Ltd.	814,000	320,189
China Lesso Group Holdings Ltd.	228,000	379,321
China Life Insurance Co. Ltd., Class A	48,000	269,372
China Life Insurance Co. Ltd., Class H	1,026,000	2,178,010
China Literature Ltd.(a)(b)(c)	45,600	435,190
China Longyuan Power Group Corp. Ltd., Class H	486,000	712,028
China Medical System Holdings Ltd.	227,000	326,132
China Meidong Auto Holdings Ltd.	86,000	289,482
China Mengniu Dairy Co. Ltd.	430,000	2,564,855
China Merchants Bank Co. Ltd., Class A	227,700	1,806,287
China Merchants Bank Co. Ltd., Class H	531,093	4,078,824
China Merchants Port Holdings Co. Ltd.	240,000	334,905
China Merchants Securities Co. Ltd., Class A	100,660	403,787
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	275,877	506,216
China Minsheng Banking Corp. Ltd., Class A	763,395	605,582
China Minsheng Banking Corp. Ltd., Class H	455,240	260,679
China Molybdenum Co. Ltd., Class H	837,000	528,937
China National Building Material Co. Ltd., Class H	602,000	721,265
China Oilfield Services Ltd., Class H	314,000	347,861
China Overseas Land & Investment Ltd.	565,500	1,274,843
China Overseas Property Holdings Ltd.	170,000	105,238
China Pacific Insurance Group Co. Ltd., Class A	132,197	711,916
China Pacific Insurance Group Co. Ltd., Class H	335,800	1,390,171
China Petroleum & Chemical Corp., Class A	790,298	484,608
China Petroleum & Chemical Corp., Class H	3,207,000	1,534,460
China Power International Development Ltd.	710,000	159,327
China Railway Group Ltd., Class A	796,096	653,768
China Railway Group Ltd., Class H	222,000	101,067
China Renewable Energy Investment Ltd.(a)(d)	7,401	0	(e)
China Resources Beer Holdings Co. Ltd.	230,000	2,031,894
China Resources Cement Holdings Ltd.	380,000	419,998
China Resources Gas Group Ltd.	148,000	740,587
China Resources Land Ltd.	480,000	1,912,856
China Resources Pharmaceutical Group Ltd.(b)	183,500	96,556
China Resources Power Holdings Co. Ltd.	254,000	268,943
China Shenhua Energy Co. Ltd., Class H	531,000	984,773
China Shipbuilding Industry Co. Ltd., Class A(a)	772,200	489,095
China Southern Airlines Co. Ltd., Class H(a)(c)	194,000	108,336
China State Construction Engineering Corp. Ltd., Class A	951,398	710,412
China State Construction International Holdings Ltd.	356,000	205,230
China Taiping Insurance Holdings Co. Ltd.	259,000	458,954
China Tourism Group Duty Free Corp. Ltd., Class A	19,298	880,770
China Tower Corp. Ltd., Class H(b)	6,772,000	978,177
China Traditional Chinese Medicine Holdings Co. Ltd.	420,000	232,917
China Vanke Co. Ltd., Class A	174,300	751,950
China Vanke Co. Ltd., Class H	179,200	643,644
China Yangtze Power Co. Ltd., Class A	246,199	752,167
China Youzan Ltd.(a)	2,140,000	924,573
China Yuhua Education Corp. Ltd.(b)	214,000	187,675
Chongqing Rural Commercial Bank Co. Ltd., Class H	90,000	38,768

36	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Chongqing Zhifei Biological Products Co. Ltd., Class A	18,300	$448,803
CIFI Holdings Group Co. Ltd.	424,000	349,421
CITIC Ltd.	891,000	696,359
CITIC Securities Co. Ltd., Class A	175,500	772,384
CITIC Securities Co. Ltd., Class H(c)	228,000	501,645
Contemporary Amperex Technology Co. Ltd., Class A	23,100	1,269,852
COSCO SHIPPING Holdings Co. Ltd., Class H(a)	532,500	539,103
COSCO SHIPPING Ports Ltd.	276,000	196,130
Country Garden Holdings Co. Ltd.	1,198,828	1,448,702
Country Garden Services Holdings Co. Ltd.	217,000	1,772,919
CSC Financial Co. Ltd., Class A	35,700	222,015
CSPC Pharmaceutical Group Ltd.	1,354,960	1,383,994
Dali Foods Group Co. Ltd.(b)	296,500	178,576
Daqin Railway Co. Ltd., Class A	588,800	582,251
Dongfeng Motor Group Co. Ltd., Class H	448,000	443,155
DouYu International Holdings Ltd., ADR(a)	17,214	226,020
East Money Information Co. Ltd., Class A	102,620	560,761
ENN Energy Holdings Ltd.	122,300	1,895,892
Eve Energy Co. Ltd., Class A	32,800	542,283
Far East Horizon Ltd.	274,000	282,698
Focus Media Information Technology Co. Ltd., Class A	194,350	327,655
Foshan Haitian Flavouring & Food Co. Ltd., Class A	28,278	865,463
Fosun International Ltd.	393,500	598,838
Fuyao Glass Industry Group Co. Ltd., Class H(b)	120,000	835,714
GDS Holdings Ltd., ADR(a)(c)	12,099	1,252,972
Geely Automobile Holdings Ltd.	884,000	3,232,123
Genscript Biotech Corp.(a)(c)	198,000	252,803
GF Securities Co. Ltd., Class H	242,200	354,217
GoerTek Inc., Class A	49,700	256,152
GOME Retail Holdings Ltd.(a)(c)	1,302,320	209,947
Great Wall Motor Co. Ltd., Class H	517,000	1,620,240
Greentown Service Group Co. Ltd.	260,000	293,403
GSX Techedu Inc., ADR(a)(c)	11,279	1,184,408
Guangdong Investment Ltd.	494,000	867,734
Guangzhou Automobile Group Co. Ltd., Class H	464,028	423,103
Guangzhou R&F Properties Co. Ltd., Class H	252,800	312,012
Guotai Junan Securities Co. Ltd., Class A	259,400	659,609
Haidilao International Holding Ltd.(b)	125,000	1,053,509
Haier Smart Home Co. Ltd., Class A	76,700	379,234
Haier Smart Home Co. Ltd., Class H(a)(c)	323,200	1,338,009
Haitian International Holdings Ltd.	96,000	347,286
Haitong Securities Co. Ltd., Class A	323,992	616,634
Haitong Securities Co. Ltd., Class H	117,200	104,445
Hangzhou Tigermed Consulting Co. Ltd., Class A	28,700	745,786
Hansoh Pharmaceutical Group Co. Ltd.(a)(b)	192,000	1,049,904
Henan Shuanghui Investment & Development Co. Ltd., Class A	45,200	329,721
Hengan International Group Co. Ltd.	106,000	760,770
Hengli Petrochemical Co. Ltd., Class A	103,600	620,797
Hua Hong Semiconductor Ltd.(a)(b)	79,000	476,312
Huaneng Power International Inc., Class H	838,000	297,207
Huatai Securities Co. Ltd., Class A	223,100	602,285
Huatai Securities Co. Ltd., Class H(b)	95,400	152,072
Huaxia Bank Co. Ltd., Class A	621,900	588,916
Huazhu Group Ltd., ADR	22,133	1,073,450
Hutchison China MediTech Ltd., ADR(a)	12,383	395,142
HUYA Inc., ADR(a)(c)	12,158	314,771
Industrial & Commercial Bank of China Ltd., Class A	974,700	770,179
Industrial & Commercial Bank of China Ltd., Class H	8,569,285	5,470,568
Industrial Bank Co. Ltd., Class A	280,342	1,005,317

Security	Shares	Value

China (continued)
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	90,999	$624,398
Innovent Biologics Inc.(a)(b)	154,000	1,759,694
iQIYI Inc., ADR(a)(c)	41,231	900,897
JD.com Inc., ADR(a)	127,362	11,295,736
Jiangsu Expressway Co. Ltd., Class H	88,000	102,143
Jiangsu Hengli Hydraulic Co. Ltd., Class A	25,300	460,193
Jiangsu Hengrui Medicine Co. Ltd., Class A	63,380	1,020,904
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	16,500	522,563
Jiangxi Copper Co. Ltd., Class H	208,000	343,365
Jinxin Fertility Group Ltd.(b)	206,000	416,046
JOYY Inc.(c)	8,921	821,089
Kaisa Group Holdings Ltd.	408,000	188,902
KE Holdings Inc.(a)(c)	13,732	811,561
Kingboard Holdings Ltd.	115,000	470,895
Kingboard Laminates Holdings Ltd.	202,500	327,495
Kingdee International Software Group Co. Ltd.	376,000	1,517,801
Kingsoft Cloud Holdings Ltd., ADR(a)(c)	7,975	400,903
Kingsoft Corp. Ltd.(c)	140,000	1,083,333
Koolearn Technology Holding Ltd.(a)(b)(c)	46,500	164,318
Kunlun Energy Co. Ltd.	664,000	567,759
Kweichow Moutai Co. Ltd., Class A	12,000	3,942,183
KWG Group Holdings Ltd.	191,500	254,877
Lee & Man Paper Manufacturing Ltd.	241,000	212,286
Lenovo Group Ltd.	1,188,000	1,398,846
Lens Technology Co. Ltd., Class A	64,500	334,433
Li Ning Co. Ltd.	313,000	1,959,820
Logan Group Co. Ltd.	182,000	272,747
Longfor Group Holdings Ltd.(b)	275,500	1,558,023
LONGi Green Energy Technology Co. Ltd., Class A	45,100	752,991
Luxshare Precision Industry Co. Ltd., Class A	79,388	654,414
Luye Pharma Group Ltd.(b)	354,000	177,597
Luzhou Laojiao Co. Ltd., Class A	16,300	652,086
Mango Excellent Media Co. Ltd., Class A	31,800	399,866
Meituan, Class B(a)	533,100	24,462,297
Microport Scientific Corp.	105,000	734,635
Minth Group Ltd.	110,000	504,330
Momo Inc., ADR	23,259	355,398
Muyuan Foods Co. Ltd., Class A	46,870	646,844
NARI Technology Co. Ltd., Class A	102,600	468,590
NetEase Inc., ADR	61,630	7,086,834
New China Life Insurance Co. Ltd., Class A	40,500	303,861
New China Life Insurance Co. Ltd., Class H	103,600	386,804
New Hope Liuhe Co. Ltd., Class A	64,307	211,140
New Oriental Education & Technology Group Inc., ADR(a)	21,358	3,577,465
Nine Dragons Paper Holdings Ltd.	299,000	462,738
NIO Inc., ADR(a)	188,998	10,772,886
Noah Holdings Ltd.(a)(c)	5,488	261,229
People’s Insurance Co. Group of China Ltd. (The), Class H	1,021,000	314,707
PetroChina Co. Ltd., Class A	195,100	123,875
PetroChina Co. Ltd., Class H	3,256,000	986,813
Pharmaron Beijing Co. Ltd., Class H(b)	18,100	348,281
PICC Property & Casualty Co. Ltd., Class H	1,098,285	801,704
Pinduoduo Inc., ADR(a)	56,242	9,319,862
Ping An Bank Co. Ltd., Class A	239,100	857,050
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	76,500	950,596
Ping An Insurance Group Co. of China Ltd., Class A	125,006	1,534,618
Ping An Insurance Group Co. of China Ltd., Class H	859,000	10,114,550

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Poly Developments and Holdings Group Co. Ltd., Class A	210,500	$451,283
Poly Property Services Co. Ltd.	15,600	117,495
Postal Savings Bank of China Co. Ltd., Class H(b)	1,441,000	1,029,571
Rongsheng Petro Chemical Co. Ltd., Class A	94,100	499,596
SAIC Motor Corp. Ltd., Class A	105,000	357,626
Sany Heavy Industry Co. Ltd., Class A	114,227	717,460
Seazen Group Ltd.	344,000	315,436
SF Holding Co. Ltd., Class A	51,700	794,483
Shandong Gold Mining Co. Ltd., Class A	143,700	495,460
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	416,000	777,936
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	125,000	564,236
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	301,712	241,370
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	128,100	221,709
Shanghai Pudong Development Bank Co. Ltd., Class A	445,000	688,054
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	13,700	796,311
Shenwan Hongyuan Group Co. Ltd., Class A	559,506	406,493
Shenzhen Inovance Technology Co. Ltd., Class A	27,200	401,773
Shenzhen International Holdings Ltd.	117,500	193,665
Shenzhen Investment Ltd.	568,000	188,263
Shenzhen Kangtai Biological Products Co. Ltd., Class A	14,400	330,623
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	14,300	995,394
Shenzhou International Group Holdings Ltd.	125,500	2,461,816
Shimao Group Holdings Ltd.	188,000	546,748
Silergy Corp.	12,000	1,120,614
SINA Corp.(a)	10,775	450,610
Sino Biopharmaceutical Ltd.	1,645,000	1,533,864
Sinopharm Group Co. Ltd., Class H	224,400	548,132
Sinotruk Hong Kong Ltd.	117,000	365,161
Smoore International Holdings Ltd.(a)(b)	67,000	663,187
SSY Group Ltd.(c)	260,000	137,145
Sun Art Retail Group Ltd.	420,500	436,561
Sunac China Holdings Ltd.	368,000	1,373,975
Suning.com Co. Ltd., Class A	301,794	309,681
Sunny Optical Technology Group Co. Ltd.	107,700	2,836,312
TAL Education Group, ADR(a)	56,193	4,320,118
Tencent Holdings Ltd.	848,200	74,549,843
Tencent Music Entertainment Group, ADR(a)	51,112	1,359,579
Tingyi Cayman Islands Holding Corp.	310,000	617,293
Tongcheng-Elong Holdings Ltd.(a)	154,000	275,672
Tongwei Co. Ltd., Class A	62,100	443,458
Topsports International Holdings Ltd.(b)	206,000	334,750
TravelSky Technology Ltd., Class H	142,000	317,190
Trip.com Group Ltd., ADR(a)	67,541	2,149,830
Tsingtao Brewery Co. Ltd., Class H	90,000	868,794
Uni-President China Holdings Ltd.	192,000	232,514
Vinda International Holdings Ltd.	58,000	195,980
Vipshop Holdings Ltd., ADR(a)	66,203	1,815,286
Wanhua Chemical Group Co. Ltd., Class A	40,731	706,919
Want Want China Holdings Ltd.	762,000	548,368
Weibo Corp., ADR(a)	8,910	406,118
Weichai Power Co. Ltd., Class H	358,000	1,057,307
Wens Foodstuffs Group Co. Ltd., Class A	142,160	374,288
Wharf Holdings Ltd. (The)	243,000	537,155
Will Semiconductor Co. Ltd. Shanghai, Class A	11,500	516,957
Wingtech Technology Co. Ltd., Class A	17,900	292,829

Security	Shares	Value

China (continued)
Wuliangye Yibin Co. Ltd., Class A	38,400	$1,735,545
WuXi AppTec Co. Ltd., Class A	26,695	689,334
WuXi AppTec Co. Ltd., Class H(b)	34,780	829,820
Wuxi Biologics Cayman Inc.(a)(b)	461,500	6,493,503
Xiaomi Corp., Class B(a)(b)	2,110,600	7,948,248
Xinjiang Goldwind Science & Technology Co. Ltd., Class H(c)	157,400	328,447
Xinyi Solar Holdings Ltd.	646,000	1,416,329
XPeng Inc., ADR(a)(c)	25,088	1,208,740
Yadea Group Holdings Ltd.(b)	170,000	442,877
Yanzhou Coal Mining Co. Ltd., Class H	318,000	246,071
Yihai International Holding Ltd.	76,000	1,251,662
Yonyou Network Technology Co. Ltd., Class A	60,800	406,708
Yuexiu Property Co. Ltd.	456,000	89,390
Yum China Holdings Inc.	60,563	3,434,528
Yunnan Baiyao Group Co. Ltd., Class A	27,499	567,641
Yunnan Energy New Material Co. Ltd., Class A	20,700	424,081
Zai Lab Ltd., ADR(a)	10,230	1,637,516
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	11,200	519,084
Zhaojin Mining Industry Co. Ltd., Class H	247,000	267,902
Zhejiang Expressway Co. Ltd., Class H	168,000	135,850
Zhenro Properties Group Ltd.	304,000	177,605
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	67,600	416,732
Zhongsheng Group Holdings Ltd.	89,000	522,831
Zhuzhou CRRC Times Electric Co. Ltd., Class H	93,600	470,785
Zijin Mining Group Co. Ltd., Class A	258,200	384,796
Zijin Mining Group Co. Ltd., Class H	714,000	795,600
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	275,800	377,747
ZTE Corp., Class A	35,600	177,899
ZTE Corp., Class H	126,800	361,405
ZTO Express Cayman Inc., ADR	60,725	2,008,783

		477,329,457

Colombia — 0.0%
Bancolombia SA	33,609	288,856
Ecopetrol SA	844,872	481,715
Grupo de Inversiones Suramericana SA	8,304	52,944
Interconexion Electrica SA ESP	75,843	491,223

		1,314,738

Czech Republic — 0.0%
CEZ AS(c)	29,977	723,097
Komercni Banka AS(a)	11,270	345,083
Moneta Money Bank AS(a)(b)	74,719	254,984

		1,323,164

Denmark — 1.5%
Ambu A/S, Series B(c)	25,023	1,187,387
AP Moller - Maersk A/S, Class A	718	1,366,335
AP Moller - Maersk A/S, Class B, NVS	669	1,390,016
Carlsberg A/S, Class B	14,531	2,136,688
Chr Hansen Holding A/S(a)	15,657	1,423,503
Coloplast A/S, Class B	17,417	2,609,990
Danske Bank A/S(a)	100,250	1,723,507
Demant A/S(a)	18,774	677,115
DSV PANALPINA A/S	30,695	4,811,323
Genmab A/S(a)	9,721	3,890,305
GN Store Nord A/S	19,177	1,472,262
H Lundbeck A/S	12,039	431,060
Novo Nordisk A/S, Class B	253,467	17,612,686

38	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Denmark (continued)
Novozymes A/S, Class B	30,885	$1,862,584
Orsted A/S(b)	28,055	5,347,956
Pandora A/S	15,275	1,480,093
ROCKWOOL International A/S, Class B	1,111	421,389
Tryg A/S	22,519	704,041
Vestas Wind Systems A/S	29,617	6,453,623

		57,001,863

Egypt — 0.0%
Commercial International Bank Egypt SAE	230,748	925,048
Eastern Co. SAE	149,094	142,356
EISewedy Electric Co.	196,201	130,010

		1,197,414

Finland — 0.8%
Elisa OYJ	21,517	1,283,000
Fortum OYJ	68,301	1,658,333
Kesko OYJ, Class B	43,481	1,130,456
Kone OYJ, Class B	50,207	3,959,892
Neste OYJ	62,712	4,440,284
Nokia OYJ(a)	840,339	4,046,958
Nordea Bank OYJ Abp(a)	468,496	3,816,894
Orion OYJ, Class B	17,715	814,391
Sampo OYJ, Class A	68,568	2,888,957
Stora Enso OYJ, Class R	84,718	1,543,859
UPM-Kymmene OYJ	77,898	2,790,883
Wartsila OYJ Abp	62,617	616,651

		28,990,558

France — 6.6%
Accor SA(a)	25,740	870,287
Aeroports de Paris(a)	4,446	513,137
Air Liquide SA	69,263	11,359,929
Airbus SE(a)	87,297	8,823,953
Alstom SA(a)	38,259	2,085,131
Amundi SA(a)(b)	8,906	664,342
Arkema SA	10,187	1,132,421
Atos SE(a)	15,268	1,177,497
AXA SA	286,383	6,367,059
BioMerieux	6,114	947,057
BNP Paribas SA(a)	165,487	7,997,775
Bollore SA	138,667	563,689
Bouygues SA	33,510	1,319,860
Bureau Veritas SA(a)	43,035	1,134,023
Capgemini SE	23,927	3,473,735
Carrefour SA	87,824	1,492,696
Cie. de Saint-Gobain(a)	74,720	3,729,133
Cie. Generale des Etablissements Michelin SCA	25,367	3,510,212
CNP Assurances(a)	29,307	445,776
Covivio	8,535	703,548
Credit Agricole SA(a)	166,452	1,896,847
Danone SA	90,107	6,016,526
Dassault Aviation SA(a)	393	411,806
Dassault Systemes SE	19,849	3,972,872
Edenred	37,917	2,062,346
Eiffage SA(a)	11,656	1,061,216
Electricite de France SA(a)	91,413	1,141,673
Engie SA(a)	271,497	4,228,571
EssilorLuxottica SA	42,214	6,000,437
Eurazeo SE(a)	6,301	442,464
Eurofins Scientific SE(a)	19,844	1,908,909
Faurecia SE(a)	13,738	723,524

Security	Shares	Value

France (continued)
Gecina SA	7,381	$1,054,540
Getlink SE(a)	68,521	1,058,891
Hermes International	4,627	4,736,543
Iliad SA	2,527	468,644
Ipsen SA	6,058	530,278
Kering SA	11,101	7,304,345
Klepierre SA	28,164	679,881
La Francaise des Jeux SAEM(b)	13,738	591,671
Legrand SA	39,995	3,687,975
L’Oreal SA	36,694	12,932,525
LVMH Moet Hennessy Louis Vuitton SE	40,734	24,659,740
Natixis SA(a)	146,539	555,988
Orange SA	286,212	3,374,265
Orpea(a)	6,957	964,380
Pernod Ricard SA	31,006	5,865,093
Publicis Groupe SA	32,189	1,672,190
Remy Cointreau SA	3,470	645,424
Renault SA(a)	27,030	1,157,238
Safran SA(a)	47,782	6,043,042
Sanofi	167,525	15,702,041
Sartorius Stedim Biotech	4,179	1,751,588
Schneider Electric SE	79,398	11,666,913
SCOR SE(a)	24,202	738,016
SEB SA	3,339	636,473
SES SA	55,122	471,453
Societe Generale SA(a)	117,816	2,209,713
Sodexo SA(a)	13,393	1,195,279
STMicroelectronics NV	95,307	3,852,283
Suez SA	52,804	1,087,369
Teleperformance	8,891	2,918,613
Thales SA	15,634	1,408,956
TOTAL SE	369,758	15,675,497
Ubisoft Entertainment SA(a)	13,051	1,306,506
Unibail-Rodamco-Westfield	20,475	1,728,818
Valeo SA(c)	35,327	1,323,615
Veolia Environnement SA	79,649	2,134,649
Vinci SA	76,269	7,095,842
Vivendi SA	122,765	3,776,407
Wendel SE	4,424	511,673
Worldline SA(a)(b)	35,582	3,028,594

		246,381,402

Germany — 5.3%
adidas AG(a)	28,057	8,930,650
Allianz SE, Registered	61,169	13,861,088
Aroundtown SA	151,996	1,059,210
BASF SE	135,275	10,490,180
Bayer AG, Registered	144,835	8,783,046
Bayerische Motoren Werke AG	47,361	4,028,297
Bechtle AG	4,008	852,618
Beiersdorf AG	14,695	1,612,836
Brenntag AG	23,867	1,877,202
Carl Zeiss Meditec AG, Bearer	6,455	1,011,641
Commerzbank AG(a)	154,255	1,026,976
Continental AG	15,908	2,237,057
Covestro AG(b)	25,883	1,765,966
Daimler AG, Registered	127,168	8,979,331
Delivery Hero SE(a)(b)	19,441	2,964,168
Deutsche Bank AG, Registered(a)	289,320	2,941,661
Deutsche Boerse AG	28,263	4,553,049
Deutsche Lufthansa AG, Registered(a)(c)	48,224	623,662

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Deutsche Post AG, Registered	144,331	$7,155,941
Deutsche Telekom AG, Registered	488,161	8,718,082
Deutsche Wohnen SE	50,933	2,529,593
E.ON SE	326,282	3,460,572
Evonik Industries AG	27,117	895,430
Fresenius Medical Care AG & Co. KGaA	31,395	2,547,871
Fresenius SE & Co. KGaA	60,911	2,721,009
GEA Group AG	24,094	835,417
Hannover Rueck SE	9,015	1,401,897
HeidelbergCement AG	22,676	1,681,044
HelloFresh SE(a)	21,453	1,819,215
Henkel AG & Co. KGaA	15,682	1,470,819
HOCHTIEF AG	3,478	324,301
Infineon Technologies AG	190,707	7,674,729
KION Group AG	10,966	950,700
Knorr-Bremse AG	10,239	1,358,130
LANXESS AG	13,551	1,023,347
LEG Immobilien AG	8,622	1,240,224
Merck KGaA	19,249	3,220,199
MTU Aero Engines AG	8,024	1,871,685
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	20,705	5,503,806
Nemetschek SE	9,165	648,031
Puma SE(a)	14,142	1,387,891
Rational AG	755	727,838
RWE AG	94,610	4,075,832
SAP SE	154,018	19,609,806
Scout24 AG(b)	16,495	1,278,538
Siemens AG, Registered	112,113	17,426,207
Siemens Healthineers AG(b)	38,887	2,186,444
Symrise AG	19,122	2,385,856
TeamViewer AG(a)(b)	21,868	1,134,695
Telefonica Deutschland Holding AG	154,191	423,546
Uniper SE	30,748	1,079,581
United Internet AG, Registered(f)	16,959	738,635
Volkswagen AG	4,424	937,888
Vonovia SE	78,233	5,240,796
Zalando SE(a)(b)	22,302	2,566,410

		197,850,643

Greece — 0.0%
Hellenic Telecommunications Organization SA	30,914	450,689
JUMBO SA	23,107	363,541
OPAP SA	39,345	483,739

		1,297,969

Hong Kong — 2.1%
AIA Group Ltd.	1,784,400	21,574,766
ASM Pacific Technology Ltd.	46,800	682,639
Bank of East Asia Ltd. (The)	200,000	433,849
BOC Hong Kong Holdings Ltd.	531,000	1,588,785
Budweiser Brewing Co. APAC Ltd.(b)	254,400	854,688
CK Asset Holdings Ltd.	386,060	1,939,299
CK Hutchison Holdings Ltd.	391,560	2,711,785
CK Infrastructure Holdings Ltd.	104,500	557,281
CLP Holdings Ltd.	241,500	2,264,301
ESR Cayman Ltd.(a)(b)	236,000	843,091
Galaxy Entertainment Group Ltd.	319,000	2,419,082
Hang Lung Properties Ltd.	263,000	702,116
Hang Seng Bank Ltd.(c)	118,400	2,142,358
Henderson Land Development Co. Ltd.	204,617	836,534

Security	Shares	Value

Hong Kong (continued)
HK Electric Investments & HK Electric Investments Ltd.	472,000	$466,287
HKT Trust & HKT Ltd.	533,000	702,523
Hong Kong & China Gas Co. Ltd.	1,616,903	2,323,014
Hong Kong Exchanges & Clearing Ltd.	179,400	11,508,291
Hongkong Land Holdings Ltd.	153,400	710,242
Jardine Matheson Holdings Ltd.	30,100	1,739,780
Jardine Strategic Holdings Ltd.	35,800	930,442
Link REIT	309,400	2,701,417
Melco Resorts & Entertainment Ltd., ADR	33,493	535,553
MTR Corp. Ltd.	236,000	1,374,208
New World Development Co. Ltd.	210,750	979,841
PCCW Ltd.	715,000	398,357
Power Assets Holdings Ltd.	212,000	1,129,194
Sands China Ltd.	356,400	1,417,997
Sino Land Co. Ltd.	440,000	612,857
SJM Holdings Ltd.	312,000	335,585
Sun Hung Kai Properties Ltd.	186,000	2,542,737
Swire Pacific Ltd., Class A	76,500	478,997
Swire Properties Ltd.	166,600	484,512
Techtronic Industries Co. Ltd.	215,000	3,238,649
WH Group Ltd.(b)	1,380,000	1,121,249
Wharf Real Estate Investment Co. Ltd.(c)	254,000	1,347,988
Wynn Macau Ltd.(a)	286,800	455,693
Xinyi Glass Holdings Ltd.	270,000	654,642

		77,740,629

Hungary — 0.1%
MOL Hungarian Oil & Gas PLC(a)	76,418	577,439
OTP Bank Nyrt(a)	31,859	1,463,940
Richter Gedeon Nyrt	16,628	471,175

		2,512,554

India — 0.3%
Adani Green Energy Ltd.(a)	60,563	834,152
Asian Paints Ltd.	23,050	760,546
Bajaj Finance Ltd.	13,690	888,377
Hindustan Unilever Ltd.	37,809	1,173,188
Housing Development Finance Corp. Ltd.	49,803	1,623,103
Infosys Ltd.	95,181	1,616,420
Kotak Mahindra Bank Ltd.(a)	88,770	2,084,136
Larsen & Toubro Ltd.	51,829	948,138
Nestle India Ltd.	2,372	554,637
NTPC Ltd.	443,004	540,093
Reliance Industries Ltd.	62,471	1,577,145

		12,599,935

Indonesia — 0.4%
Adaro Energy Tbk PT	2,846,200	243,438
Astra International Tbk PT	2,807,600	1,220,696
Bank Central Asia Tbk PT	1,474,700	3,552,734
Bank Mandiri Persero Tbk PT	2,737,184	1,282,750
Bank Negara Indonesia Persero Tbk PT	1,226,600	485,219
Bank Rakyat Indonesia Persero Tbk PT	8,371,200	2,494,057
Barito Pacific Tbk PT(a)	4,674,400	294,857
Charoen Pokphand Indonesia Tbk PT	1,219,800	499,918
Gudang Garam Tbk PT(a)	91,100	244,957
Indah Kiat Pulp & Paper Corp. Tbk PT	480,200	441,524
Indocement Tunggal Prakarsa Tbk PT	317,300	302,487
Indofood CBP Sukses Makmur Tbk PT	324,000	210,150
Indofood Sukses Makmur Tbk PT	591,300	254,980
Kalbe Farma Tbk PT	3,783,700	395,090
Perusahaan Gas Negara Tbk PT	2,033,300	194,924

40	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Indonesia (continued)
Sarana Menara Nusantara Tbk PT	3,188,900	$218,200
Semen Indonesia Persero Tbk PT	565,400	427,173
Telkom Indonesia Persero Tbk PT	7,261,600	1,609,663
Unilever Indonesia Tbk PT	1,145,800	565,550
United Tractors Tbk PT	282,545	460,168

		15,398,535

Ireland — 0.4%
CRH PLC(a)	117,994	4,928,404
Flutter Entertainment PLC(a)	23,114	4,320,292
Kerry Group PLC, Class A	22,363	3,040,190
Kingspan Group PLC(a)	24,668	1,678,273
Smurfit Kappa Group PLC	32,678	1,575,316

		15,542,475

Israel — 0.4%
Azrieli Group Ltd.	5,046	311,206
Bank Hapoalim BM(a)	180,510	1,289,633
Bank Leumi Le-Israel BM	242,972	1,520,754
Check Point Software Technologies Ltd.(a)(c)	16,101	2,056,742
CyberArk Software Ltd.(a)	6,254	1,002,203
Elbit Systems Ltd.	4,734	660,531
ICL Group Ltd.	117,636	634,278
Isracard Ltd.	1	2
Israel Discount Bank Ltd., Class A	130,884	514,297
Mizrahi Tefahot Bank Ltd.	17,197	405,812
Nice Ltd.(a)	9,626	2,498,122
Teva Pharmaceutical Industries Ltd., ADR(a)	164,742	1,940,661
Wix.com Ltd.(a)	8,121	2,006,293

		14,840,534

Italy — 1.3%
Amplifon SpA(a)	17,070	678,766
Assicurazioni Generali SpA(a)	161,360	2,762,151
Atlantia SpA(a)	75,554	1,202,915
CNH Industrial NV(a)	151,384	1,941,238
DiaSorin SpA	3,699	811,601
Enel SpA	1,196,332	11,904,994
Eni SpA	371,445	3,768,995
Ferrari NV	18,769	3,927,724
FinecoBank Banca Fineco SpA(a)	78,380	1,226,007
Infrastrutture Wireless Italiane SpA(b)	53,381	574,918
Intesa Sanpaolo SpA(a)	2,454,353	5,382,734
Mediobanca Banca di Credito Finanziario SpA(a)	111,051	993,520
Moncler SpA(a)	29,416	1,665,725
Nexi SpA(a)(b)	64,589	1,149,573
Poste Italiane SpA(b)	68,765	674,690
Prysmian SpA	37,035	1,198,635
Recordati Industria Chimica e Farmaceutica SpA	14,512	753,180
Snam SpA	305,554	1,606,630
Telecom Italia SpA/Milano	1,330,654	571,311
Tenaris SA	76,114	594,588
Terna Rete Elettrica Nazionale SpA	226,673	1,650,658
UniCredit SpA(a)	315,906	2,900,333

		47,940,886

Japan — 15.6%
ABC-Mart Inc.	5,200	295,525
Acom Co. Ltd.	74,100	325,574
Advantest Corp.	29,700	2,351,717
Aeon Co. Ltd.	96,800	3,028,958
Aeon Mall Co. Ltd.	19,400	313,528
AGC Inc.	27,900	967,353

Security	Shares	Value

Japan (continued)
Air Water Inc.	27,800	$449,548
Aisin Seiki Co. Ltd.	24,900	762,257
Ajinomoto Co. Inc.	67,300	1,589,693
Alfresa Holdings Corp.	32,300	643,254
Amada Co. Ltd.	46,400	520,751
ANA Holdings Inc.(a)	28,300	600,086
Asahi Group Holdings Ltd.	67,000	2,695,487
Asahi Intecc Co. Ltd.	31,200	1,025,149
Asahi Kasei Corp.	190,100	2,114,441
Astellas Pharma Inc.	272,700	4,408,470
Azbil Corp.	15,300	780,381
Bandai Namco Holdings Inc.	29,600	2,527,853
Bank of Kyoto Ltd. (The)	9,400	492,918
Bridgestone Corp.	79,500	2,937,160
Brother Industries Ltd.	35,800	795,366
Calbee Inc.	13,400	396,132
Canon Inc.	146,700	3,215,083
Capcom Co. Ltd.	12,200	767,926
Casio Computer Co. Ltd.	32,200	568,986
Central Japan Railway Co.	21,100	2,982,759
Chiba Bank Ltd. (The)	81,100	440,765
Chubu Electric Power Co. Inc.	94,100	1,151,814
Chugai Pharmaceutical Co. Ltd.	99,500	5,200,478
Chugoku Electric Power Co. Inc. (The)	51,100	629,141
Coca-Cola Bottlers Japan Holdings Inc.	18,200	275,534
Concordia Financial Group Ltd.	174,800	632,783
Cosmos Pharmaceutical Corp.	3,300	503,692
CyberAgent Inc.	15,400	966,407
Dai Nippon Printing Co. Ltd.	37,300	641,291
Daifuku Co. Ltd.	15,400	1,754,831
Dai-ichi Life Holdings Inc.	160,700	2,434,407
Daiichi Sankyo Co. Ltd.	251,200	8,073,814
Daikin Industries Ltd.	36,700	7,748,732
Daito Trust Construction Co. Ltd.	9,100	946,550
Daiwa House Industry Co. Ltd.	80,700	2,285,068
Daiwa House REIT Investment Corp.	310	832,924
Daiwa Securities Group Inc.	222,200	1,055,235
Denso Corp.	64,000	3,549,816
Dentsu Group Inc.	31,800	1,006,896
Disco Corp.	4,300	1,398,491
East Japan Railway Co.	44,300	2,915,392
Eisai Co. Ltd.	37,600	2,744,895
ENEOS Holdings Inc.	451,200	1,826,004
FANUC Corp.	28,200	7,370,868
Fast Retailing Co. Ltd.	8,600	7,378,117
Fuji Electric Co. Ltd.	19,300	767,797
FUJIFILM Holdings Corp.	53,000	3,030,813
Fujitsu Ltd.	29,100	4,452,763
Fukuoka Financial Group Inc.	25,900	463,353
GLP J-REIT	568	910,363
GMO Payment Gateway Inc.	6,300	900,215
Hakuhodo DY Holdings Inc.	34,200	494,568
Hamamatsu Photonics KK	21,300	1,234,930
Hankyu Hanshin Holdings Inc.	32,700	1,054,133
Hikari Tsushin Inc.	3,300	692,497
Hino Motors Ltd.	45,200	388,989
Hirose Electric Co. Ltd.	4,600	721,009
Hisamitsu Pharmaceutical Co. Inc.	9,500	568,031
Hitachi Construction Machinery Co. Ltd.	17,000	493,624
Hitachi Ltd.	142,100	5,844,430

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Hitachi Metals Ltd.	34,300	$546,795
Honda Motor Co. Ltd.	239,700	6,329,344
Hoshizaki Corp.	7,600	672,200
Hoya Corp.	55,500	7,100,841
Hulic Co. Ltd.	53,800	608,426
Ibiden Co. Ltd.	15,000	696,308
Idemitsu Kosan Co. Ltd.	28,272	662,682
Iida Group Holdings Co. Ltd.	21,200	467,151
Inpex Corp.	148,500	858,136
Isuzu Motors Ltd.	82,800	790,869
Ito En Ltd.	9,400	586,294
ITOCHU Corp.	198,900	5,694,663
Itochu Techno-Solutions Corp.	16,400	578,022
Japan Airlines Co. Ltd.(a)	20,300	361,229
Japan Airport Terminal Co. Ltd.	8,400	441,282
Japan Exchange Group Inc.	78,100	1,823,912
Japan Post Bank Co. Ltd.	54,500	470,586
Japan Post Holdings Co. Ltd.	220,800	1,754,463
Japan Post Insurance Co. Ltd.	32,600	639,265
Japan Real Estate Investment Corp.	198	1,204,699
Japan Retail Fund Investment Corp.	407	769,722
Japan Tobacco Inc.	172,400	3,420,994
JFE Holdings Inc.(a)	71,600	621,657
JSR Corp.	31,700	967,396
Kajima Corp.	62,500	836,358
Kakaku.com Inc.	20,900	604,871
Kansai Electric Power Co. Inc. (The)	100,100	980,013
Kansai Paint Co. Ltd.	27,600	813,277
Kao Corp.	71,600	5,195,522
KDDI Corp.	235,600	6,928,816
Keihan Holdings Co. Ltd.	14,000	637,184
Keikyu Corp.	32,000	512,269
Keio Corp.	15,100	1,103,348
Keisei Electric Railway Co. Ltd.	20,400	690,749
Keyence Corp.	26,700	14,317,188
Kikkoman Corp.	21,800	1,536,692
Kintetsu Group Holdings Co. Ltd.	25,000	1,048,283
Kirin Holdings Co. Ltd.	121,900	2,615,095
Kobayashi Pharmaceutical Co. Ltd.	7,100	798,873
Kobe Bussan Co. Ltd.	19,700	546,809
Koito Manufacturing Co. Ltd.	15,700	1,009,227
Komatsu Ltd.	127,000	3,472,348
Konami Holdings Corp.	14,200	868,045
Kose Corp.	4,800	771,613
Kubota Corp.	152,200	3,342,163
Kuraray Co. Ltd.	50,600	541,306
Kurita Water Industries Ltd.	14,400	583,867
Kyocera Corp.	46,400	2,968,944
Kyowa Kirin Co. Ltd.	42,700	1,264,339
Kyushu Electric Power Co. Inc.	57,700	534,040
Kyushu Railway Co.	21,200	444,472
Lasertec Corp.	11,600	1,556,712
Lawson Inc.	7,000	339,653
Lion Corp.	32,000	732,642
Lixil Corp.	35,900	837,021
M3 Inc.	65,400	5,503,982
Makita Corp.	33,200	1,582,387
Marubeni Corp.	244,700	1,622,763
Marui Group Co. Ltd.	29,300	522,780
Mazda Motor Corp.	89,900	638,861

Security	Shares	Value

Japan (continued)
McDonald’s Holdings Co. Japan Ltd.	9,600	$467,644
Medipal Holdings Corp.	26,200	535,787
MEIJI Holdings Co. Ltd.	16,390	1,117,767
Mercari Inc.(a)	14,100	678,772
MINEBEA MITSUMI Inc.	53,900	1,193,888
MISUMI Group Inc.	43,800	1,424,509
Mitsubishi Chemical Holdings Corp.	175,900	1,200,277
Mitsubishi Corp.	195,900	4,953,868
Mitsubishi Electric Corp.	263,400	4,011,570
Mitsubishi Estate Co. Ltd.	171,400	2,704,549
Mitsubishi Gas Chemical Co. Inc.	28,000	639,190
Mitsubishi Heavy Industries Ltd.	42,500	1,217,011
Mitsubishi UFJ Financial Group Inc.	1,755,300	7,868,210
Mitsubishi UFJ Lease & Finance Co. Ltd.	58,400	285,599
Mitsui & Co. Ltd.	241,700	4,470,625
Mitsui Chemicals Inc.	26,400	755,727
Mitsui Fudosan Co. Ltd.	132,800	2,687,204
Miura Co. Ltd.	13,200	750,179
Mizuho Financial Group Inc.	346,260	4,559,142
MonotaRO Co. Ltd.	18,900	947,753
MS&AD Insurance Group Holdings Inc.	65,600	1,882,252
Murata Manufacturing Co. Ltd.	84,300	8,096,246
Nabtesco Corp.	16,700	747,309
Nagoya Railroad Co. Ltd.	28,700	729,185
NEC Corp.	37,800	2,057,978
Nexon Co. Ltd.	72,300	2,199,489
NGK Insulators Ltd.	34,700	605,870
NGK Spark Plug Co. Ltd.	23,800	441,469
NH Foods Ltd.	11,700	500,654
Nidec Corp.	66,100	8,744,305
Nihon M&A Center Inc.	23,200	1,347,304
Nintendo Co. Ltd.	16,500	9,547,447
Nippon Building Fund Inc.	193	1,165,060
Nippon Express Co. Ltd.	10,800	733,445
Nippon Paint Holdings Co. Ltd.	22,000	1,979,464
Nippon Prologis REIT Inc.	331	1,079,674
Nippon Sanso Holdings Corp.	24,000	461,684
Nippon Shinyaku Co. Ltd.	8,200	603,868
Nippon Steel Corp.(a)	119,386	1,376,369
Nippon Telegraph & Telephone Corp.	188,200	4,706,124
Nippon Yusen KK	22,300	512,477
Nissan Chemical Corp.	19,200	1,093,004
Nissan Motor Co. Ltd.(a)	341,900	1,737,666
Nisshin Seifun Group Inc.	34,025	572,635
Nissin Foods Holdings Co. Ltd.	9,300	803,907
Nitori Holdings Co. Ltd.	11,600	2,303,491
Nitto Denko Corp.	24,200	2,188,968
Nomura Holdings Inc.	465,800	2,454,576
Nomura Real Estate Holdings Inc.	18,500	412,427
Nomura Real Estate Master Fund Inc.	652	989,568
Nomura Research Institute Ltd.	47,500	1,603,825
NSK Ltd.	56,400	510,156
NTT Data Corp.	92,200	1,322,741
Obayashi Corp.	96,300	805,758
Obic Co. Ltd.	10,400	1,952,949
Odakyu Electric Railway Co. Ltd.	43,500	1,261,020
Oji Holdings Corp.	126,700	764,835
Olympus Corp.	173,100	3,124,050
Omron Corp.	27,600	2,435,876
Ono Pharmaceutical Co. Ltd.	56,300	1,680,477

42	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Oracle Corp. Japan	6,000	$707,770
Oriental Land Co. Ltd.	29,200	4,560,103
ORIX Corp.	192,200	3,074,980
Orix JREIT Inc.	404	676,067
Osaka Gas Co. Ltd.	55,800	1,030,244
Otsuka Corp.	15,700	790,286
Otsuka Holdings Co. Ltd.	58,300	2,484,690
Pan Pacific International Holdings Corp.	59,700	1,340,035
Panasonic Corp.	326,200	4,210,892
PeptiDream Inc.(a)	15,100	881,236
Persol Holdings Co. Ltd.	27,800	520,180
Pigeon Corp.	18,500	832,275
Pola Orbis Holdings Inc.	13,400	267,885
Rakuten Inc.(a)	128,600	1,263,952
Recruit Holdings Co. Ltd.	200,400	8,693,985
Renesas Electronics Corp.(a)	119,400	1,368,547
Resona Holdings Inc.	319,800	1,108,815
Ricoh Co. Ltd.	100,200	756,082
Rinnai Corp.	6,600	689,660
Rohm Co. Ltd.	12,600	1,276,909
Ryohin Keikaku Co. Ltd.	35,500	848,040
Santen Pharmaceutical Co. Ltd.	57,200	945,730
SBI Holdings Inc.	35,800	891,794
SCSK Corp.	7,800	433,602
Secom Co. Ltd.	30,700	2,778,967
Sega Sammy Holdings Inc.	28,200	449,013
Seibu Holdings Inc.	33,100	304,143
Seiko Epson Corp.	41,900	709,573
Sekisui Chemical Co. Ltd.	57,700	1,038,319
Sekisui House Ltd.	92,500	1,783,824
Seven & i Holdings Co. Ltd.	110,200	4,169,275
SG Holdings Co. Ltd.	47,400	1,218,333
Sharp Corp.	30,500	633,335
Shimadzu Corp.	34,400	1,309,365
Shimamura Co. Ltd.	3,900	432,112
Shimano Inc.	11,000	2,585,176
Shimizu Corp.	88,200	620,884
Shin-Etsu Chemical Co. Ltd.	52,200	9,061,894
Shinsei Bank Ltd.	23,000	282,516
Shionogi & Co. Ltd.	39,100	2,121,286
Shiseido Co. Ltd.	59,100	3,832,369
Shizuoka Bank Ltd. (The)	63,800	463,136
SMC Corp.	8,400	5,083,567
Softbank Corp.	423,000	5,563,504
SoftBank Group Corp.	231,100	17,897,309
Sohgo Security Services Co. Ltd.	9,600	472,229
Sompo Holdings Inc.	49,800	1,982,106
Sony Corp.	185,700	17,825,923
Square Enix Holdings Co. Ltd.	14,100	810,755
Stanley Electric Co. Ltd.	20,800	649,659
Subaru Corp.	91,600	1,755,094
SUMCO Corp.	39,500	832,294
Sumitomo Chemical Co. Ltd.	205,600	968,153
Sumitomo Corp.	176,000	2,331,649
Sumitomo Dainippon Pharma Co. Ltd.	27,300	442,505
Sumitomo Electric Industries Ltd.	115,800	1,540,203
Sumitomo Metal Mining Co. Ltd.	35,800	1,553,801
Sumitomo Mitsui Financial Group Inc.	186,600	5,783,629
Sumitomo Mitsui Trust Holdings Inc.	48,000	1,435,943
Sumitomo Realty & Development Co. Ltd.	46,000	1,387,975

Security	Shares	Value

Japan (continued)
Sundrug Co. Ltd.	12,200	$484,178
Suntory Beverage & Food Ltd.	20,300	708,692
Suzuken Co. Ltd.	11,700	452,600
Suzuki Motor Corp.	54,900	2,468,783
Sysmex Corp.	25,000	2,921,582
T&D Holdings Inc.	86,300	999,875
Taiheiyo Cement Corp.	19,300	479,666
Taisei Corp.	27,800	898,830
Taisho Pharmaceutical Holdings Co. Ltd.	4,900	319,662
Takeda Pharmaceutical Co. Ltd.	233,413	8,244,532
TDK Corp.	19,000	3,063,375
Teijin Ltd.	22,300	407,468
Terumo Corp.	95,700	3,715,751
THK Co. Ltd.	17,500	554,945
TIS Inc.	32,300	718,840
Tobu Railway Co. Ltd.	28,500	802,230
Toho Co. Ltd.	16,600	641,358
Toho Gas Co. Ltd.	11,300	663,785
Tohoku Electric Power Co. Inc.	62,300	533,771
Tokio Marine Holdings Inc.	92,900	4,554,713
Tokyo Century Corp.	6,500	525,240
Tokyo Electric Power Co. Holdings Inc.(a)	227,500	871,364
Tokyo Electron Ltd.	22,000	8,365,443
Tokyo Gas Co. Ltd.	55,100	1,204,942
Tokyu Corp.	71,700	840,991
Tokyu Fudosan Holdings Corp.	89,600	505,789
Toppan Printing Co. Ltd.	34,400	488,917
Toray Industries Inc.	208,800	1,358,561
Toshiba Corp.	57,000	1,859,258
Tosoh Corp.	39,800	683,513
TOTO Ltd.	22,300	1,233,268
Toyo Suisan Kaisha Ltd.	13,500	665,361
Toyoda Gosei Co. Ltd.	10,800	284,403
Toyota Industries Corp.	20,400	1,603,630
Toyota Motor Corp.	310,300	21,636,086
Toyota Tsusho Corp.	31,500	1,229,070
Trend Micro Inc.(a)	19,500	1,069,106
Tsuruha Holdings Inc.	5,400	717,971
Unicharm Corp.	59,700	2,680,071
United Urban Investment Corp.	468	636,099
USS Co. Ltd.	39,800	783,113
Welcia Holdings Co. Ltd.	14,600	496,452
West Japan Railway Co.	23,600	1,253,317
Yakult Honsha Co. Ltd.	18,600	948,699
Yamada Holdings Co. Ltd.	103,600	527,425
Yamaha Corp.	19,200	1,080,166
Yamaha Motor Co. Ltd.	42,000	922,680
Yamato Holdings Co. Ltd.	45,900	1,140,321
Yamazaki Baking Co. Ltd.	17,300	318,091
Yaskawa Electric Corp.	35,400	1,812,350
Yokogawa Electric Corp.	39,100	842,165
Z Holdings Corp.	398,600	2,476,235
ZOZO Inc.	17,000	476,250

		586,646,696

Kuwait — 0.2%
Agility Public Warehousing Co. KSC	215,079	532,015
Boubyan Bank KSCP	194,218	368,168
Gulf Bank KSCP	296,541	215,452
Kuwait Finance House KSCP	649,252	1,533,075
Mabanee Co. KPSC	94,200	219,634

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Kuwait (continued)
Mobile Telecommunications Co. KSC	380,942	$796,355
National Bank of Kuwait SAKP	943,393	2,719,888

		6,384,587

Malaysia — 0.5%
Axiata Group Bhd	466,800	384,525
CIMB Group Holdings Bhd	702,400	667,215
Dialog Group Bhd	646,100	485,874
DiGi.Com Bhd	597,300	559,992
Gamuda Bhd	347,000	283,265
Genting Bhd	370,100	364,378
Genting Malaysia Bhd	443,900	270,128
Hartalega Holdings Bhd(c)	257,600	819,477
Hong Leong Bank Bhd	124,800	532,851
Hong Leong Financial Group Bhd	84,600	342,376
IHH Healthcare Bhd	452,700	572,244
IOI Corp. Bhd	521,200	544,085
Kossan Rubber Industries(c)	201,700	222,032
Kuala Lumpur Kepong Bhd	71,700	412,197
Malayan Banking Bhd	434,800	840,022
Malaysia Airports Holdings Bhd	199,200	254,266
Maxis Bhd(c)	482,500	569,332
MISC Bhd	168,200	247,983
Petronas Chemicals Group Bhd	401,500	666,435
Petronas Dagangan Bhd	59,800	286,389
Petronas Gas Bhd	140,600	557,879
PPB Group Bhd	174,800	799,951
Press Metal Aluminium Holdings Bhd	200,800	396,881
Public Bank Bhd	2,150,200	2,228,655
RHB Bank Bhd	312,595	394,369
Sime Darby Bhd	481,100	261,823
Sime Darby Plantation Bhd	476,900	572,162
Supermax Corp. Bhd(a)(c)	237,191	398,986
Telekom Malaysia Bhd	131,500	206,562
Tenaga Nasional Bhd	329,000	785,368
Top Glove Corp. Bhd(c)	723,000	1,205,447

		17,133,149

Mexico — 0.5%
Alfa SAB de CV, Class A	500,500	319,255
America Movil SAB de CV, Series L, NVS	5,019,900	3,393,183
Arca Continental SAB de CV	30,300	139,443
Cemex SAB de CV, CPO, NVS(a)	2,368,408	1,377,233
Coca-Cola Femsa SAB de CV	40,100	176,314
Fibra Uno Administracion SA de CV	549,600	622,066
Fomento Economico Mexicano SAB de CV	291,700	2,015,007
Gruma SAB de CV, Class B	22,860	254,401
Grupo Aeroportuario del Pacifico SAB de CV, Class B(a)	52,600	537,353
Grupo Aeroportuario del Sureste SAB de CV, Class B(a)	36,200	577,328
Grupo Bimbo SAB de CV, Series A	279,200	531,796
Grupo Carso SAB de CV, Series A1(a)	47,700	121,682
Grupo Financiero Banorte SAB de CV, Class O(a)	390,100	1,959,228
Grupo Financiero Inbursa SAB de CV, Class O(a)	458,200	414,167
Grupo Mexico SAB de CV, Series B	491,929	2,136,675
Grupo Televisa SAB, CPO(a)	382,700	586,440
Industrias Penoles SAB de CV	24,220	367,369
Infraestructura Energetica Nova SAB de CV(a)	61,400	227,280
Kimberly-Clark de Mexico SAB de CV, Class A	336,500	595,845
Megacable Holdings SAB de CV, CPO	24,500	89,794
Orbia Advance Corp. SAB de CV	147,900	323,100
Promotora y Operadora de Infraestructura SAB de CV	17,130	130,494

Security	Shares	Value

Mexico (continued)
Wal-Mart de Mexico SAB de CV	791,000	$2,282,238

		19,177,691

Netherlands — 2.8%
ABN AMRO Bank NV, CVA(a)(b)	66,716	697,869
Adyen NV(a)(b)	2,704	5,648,712
Aegon NV	250,125	1,033,789
Akzo Nobel NV	28,936	2,947,340
ArcelorMittal SA(a)(c)	107,497	2,356,251
Argenx SE(a)(c)	6,695	1,961,862
ASML Holding NV	62,794	33,524,951
Davide Campari-Milano NV	100,048	1,078,863
EXOR NV	16,341	1,218,558
Heineken Holding NV	17,367	1,531,800
Heineken NV	38,242	3,992,790
ING Groep NV(a)	576,777	5,167,857
Just Eat Takeaway.com NV(a)(b)	18,961	2,178,718
Koninklijke Ahold Delhaize NV	160,666	4,604,606
Koninklijke DSM NV	25,670	4,490,854
Koninklijke KPN NV	531,141	1,662,250
Koninklijke Philips NV(a)	133,470	7,289,575
Koninklijke Vopak NV	10,641	538,958
NN Group NV	43,102	1,796,106
Prosus NV	72,260	8,411,911
QIAGEN NV(a)	34,724	1,884,457
Randstad NV(a)	16,887	1,055,754
Stellantis NV	161,500	2,458,466
Stellantis NV New(a)	150,381	2,286,281
Wolters Kluwer NV	40,610	3,376,630

		103,195,208

New Zealand — 0.2%
a2 Milk Co. Ltd. (The)(a)	114,135	949,247
Auckland International Airport Ltd.(a)	178,230	956,955
Fisher & Paykel Healthcare Corp. Ltd.	85,289	2,129,244
Mercury NZ Ltd.	73,362	376,713
Meridian Energy Ltd.	155,434	800,952
Ryman Healthcare Ltd.	78,493	880,228
Spark New Zealand Ltd.	320,948	1,110,274
Xero Ltd.(a)	16,951	1,689,305

		8,892,918

Norway — 0.4%
Adevinta ASA(a)	35,392	528,835
DNB ASA(a)	138,118	2,712,154
Equinor ASA	140,319	2,540,457
Gjensidige Forsikring ASA	37,525	868,700
Mowi ASA	66,374	1,474,857
Norsk Hydro ASA	208,594	929,691
Orkla ASA	116,526	1,136,520
Schibsted ASA, Class A(a)	11,563	437,755
Schibsted ASA, Class B(a)	15,166	491,528
Telenor ASA	91,271	1,515,857
Yara International ASA	26,210	1,227,308

		13,863,662

Pakistan — 0.0%
MCB Bank Ltd.	82,481	99,214

Peru — 0.1%
Cia. de Minas Buenaventura SAA, ADR(a)	32,820	334,108
Credicorp Ltd.	9,809	1,474,587

44	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Peru (continued)
Southern Copper Corp.	12,498	$829,992

		2,638,687

Philippines — 0.2%
Aboitiz Equity Ventures Inc.	288,830	239,105
Ayala Corp.	36,090	578,017
Ayala Land Inc.	1,260,920	988,761
Bank of the Philippine Islands	238,036	393,368
BDO Unibank Inc.	292,590	612,846
Globe Telecom Inc.	3,265	131,817
GT Capital Holdings Inc.	13,910	154,501
International Container Terminal Services Inc.	176,110	434,075
JG Summit Holdings Inc.	589,890	745,997
Jollibee Foods Corp.	91,490	338,161
Megaworld Corp.	423,000	33,610
Metro Pacific Investments Corp.	1,720,000	144,535
Metropolitan Bank & Trust Co.	502,668	470,496
PLDT Inc.	13,970	381,526
SM Investments Corp.	36,055	738,694
SM Prime Holdings Inc.	1,599,700	1,174,562
Universal Robina Corp.	111,110	311,996

		7,872,067

Poland — 0.2%
Allegro.eu SA(a)(b)	38,361	758,071
Bank Polska Kasa Opieki SA(a)	24,690	422,857
CD Projekt SA(a)	10,787	885,153
Cyfrowy Polsat SA	61,972	508,859
Dino Polska SA(a)(b)	6,392	451,643
KGHM Polska Miedz SA(a)	22,194	1,124,215
LPP SA(a)	153	316,337
Orange Polska SA(a)	74,090	130,776
PGE Polska Grupa Energetyczna SA(a)	117,223	206,248
Polski Koncern Naftowy ORLEN SA	43,286	651,964
Polskie Gornictwo Naftowe i Gazownictwo SA	281,970	427,729
Powszechna Kasa Oszczednosci Bank Polski SA(a)	118,797	922,435
Powszechny Zaklad Ubezpieczen SA(a)	76,859	616,426
Santander Bank Polska SA(a)	6,577	320,773

		7,743,486

Portugal — 0.1%
Banco Espirito Santo SA, Registered(a)(d)	4	—
EDP - Energias de Portugal SA	405,574	2,548,409
Galp Energia SGPS SA	74,230	747,068
Jeronimo Martins SGPS SA	39,745	650,657

		3,946,134

Qatar — 0.2%
Barwa Real Estate Co.	278,720	251,823
Commercial Bank PSQC (The)	379,049	443,295
Industries Qatar QSC	232,305	765,247
Masraf Al Rayan QSC	819,031	982,927
Mesaieed Petrochemical Holding Co.	616,460	341,935
Ooredoo QPSC	190,968	434,872
Qatar Electricity & Water Co. QSC	99,885	486,045
Qatar Fuel QSC	91,366	466,072
Qatar International Islamic Bank QSC	85,659	208,410
Qatar Islamic Bank SAQ	147,062	667,367
Qatar National Bank QPSC	660,210	3,250,515

		8,298,508

Russia — 0.9%
Alrosa PJSC	390,270	516,735
Gazprom PJSC	191,000	542,795

Security	Shares	Value

Russia (continued)
Gazprom PJSC, ADR	730,283	$4,072,058
Inter RAO UES PJSC	5,597,000	389,413
LUKOIL PJSC	61,353	4,391,845
Magnit PJSC, GDR(f)	54,129	807,605
Mail.Ru Group Ltd., GDR(a)(f)	18,283	479,546
MMC Norilsk Nickel PJSC	9,508	3,089,916
Mobile TeleSystems PJSC, ADR	80,002	720,018
Moscow Exchange MICEX-RTS PJSC	216,390	450,816
Novatek PJSC, GDR(f)	13,929	2,334,500
Novolipetskiy Metallurgicheskiy Kombinat PAO	196,280	547,134
PhosAgro PJSC, GDR(f)	17,815	279,339
Polymetal International PLC	33,193	721,617
Polyus PJSC	5,198	992,020
Rosneft Oil Co. PJSC, GDR	171,002	1,059,870
Sberbank of Russia PJSC	1,567,780	5,369,678
Severstal PAO	27,214	455,258
Surgutneftegas PJSC	1,307,450	582,326
Tatneft PJSC, ADR	31,583	1,230,474
VTB Bank PJSC, GDR(f)	255,612	235,674
X5 Retail Group NV, GDR	15,396	552,578
Yandex NV, Class A(a)	45,093	2,860,228

		32,681,443

Saudi Arabia — 0.8%
Abdullah Al Othaim Markets Co.	7,271	241,930
Advanced Petrochemical Co.	20,909	356,776
Al Rajhi Bank	184,248	3,585,977
Alinma Bank(a)	260,598	1,135,285
Almarai Co.	22,336	321,574
Arab National Bank	90,133	488,784
Bank AlBilad	68,594	507,494
Bank Al-Jazira	72,014	259,967
Banque Saudi Fransi	98,672	885,240
Bupa Arabia for Cooperative Insurance Co.(a)	7,481	233,361
Co for Cooperative Insurance (The)(a)	10,062	212,467
Dar Al Arkan Real Estate Development Co.(a)	55,226	126,774
Emaar Economic City(a)	41,798	100,741
Etihad Etisalat Co.(a)	55,246	422,732
Jarir Marketing Co.	16,654	776,143
National Commercial Bank	197,309	2,267,285
National Industrialization Co.(a)	48,913	175,791
Rabigh Refining & Petrochemical Co.(a)	38,912	145,657
Riyad Bank	191,122	1,087,394
SABIC Agri-Nutrients Co.	36,053	892,013
Sahara International Petrochemical Co.	71,724	351,855
Samba Financial Group	142,355	1,144,305
Saudi Airlines Catering Co.	6,051	124,222
Saudi Arabian Mining Co.(a)	71,956	807,664
Saudi Arabian Oil Co.(b)	310,027	2,872,342
Saudi Basic Industries Corp.	122,402	3,348,249
Saudi British Bank (The)	106,481	760,832
Saudi Cement Co.	15,347	270,053
Saudi Electricity Co.	152,325	901,584
Saudi Industrial Investment Group	38,420	264,277
Saudi Kayan Petrochemical Co.(a)	89,376	344,088
Saudi Telecom Co.	79,737	2,406,513
Savola Group (The)	35,892	377,508
Yanbu National Petrochemical Co.	33,666	574,452

		28,771,329

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Singapore — 0.7%
Ascendas REIT	485,177	$1,126,023
BOC Aviation Ltd.(b)	32,300	263,896
CapitaLand Integrated Commercial Trust	736,003	1,186,833
CapitaLand Ltd.	358,300	866,659
City Developments Ltd.	49,100	267,125
DBS Group Holdings Ltd.	259,400	4,921,778
Genting Singapore Ltd.	907,400	584,603
Keppel Corp. Ltd.	228,200	861,489
Mapletree Commercial Trust	291,300	454,368
Mapletree Logistics Trust	407,090	607,368
Oversea-Chinese Banking Corp. Ltd.	477,075	3,709,904
Singapore Airlines Ltd.(a)(c)	210,350	651,450
Singapore Exchange Ltd.	121,400	905,629
Singapore Technologies Engineering Ltd.	186,800	522,212
Singapore Telecommunications Ltd.	1,178,900	2,096,454
Suntec REIT(c)	302,200	364,343
United Overseas Bank Ltd.	175,900	3,098,894
UOL Group Ltd.	65,500	361,284
Venture Corp. Ltd.	49,200	735,535
Wilmar International Ltd.	295,000	1,171,464

		24,757,311

South Africa — 1.1%
Absa Group Ltd.	83,888	636,718
Anglo American Platinum Ltd.	8,860	893,369
AngloGold Ashanti Ltd.	63,984	1,537,274
Aspen Pharmacare Holdings Ltd.(a)	61,985	589,192
Bid Corp. Ltd.	55,580	932,555
Bidvest Group Ltd. (The)	51,742	539,196
Capitec Bank Holdings Ltd.(a)	10,729	988,658
Clicks Group Ltd.	40,661	671,268
Discovery Ltd.(c)	46,952	401,194
Exxaro Resources Ltd.	46,027	461,722
FirstRand Ltd.	712,587	2,261,911
Gold Fields Ltd.	134,012	1,325,208
Growthpoint Properties Ltd.	651,423	524,514
Harmony Gold Mining Co. Ltd.(a)	86,690	401,818
Impala Platinum Holdings Ltd.	121,084	1,666,579
Kumba Iron Ore Ltd.	9,019	364,427
Mr. Price Group Ltd.	43,954	504,788
MTN Group Ltd.	246,104	1,023,492
MultiChoice Group	71,299	610,938
Naspers Ltd., Class N	64,364	14,871,815
Nedbank Group Ltd.	46,117	374,972
NEPI Rockcastle PLC	69,475	422,319
Northam Platinum Ltd.(a)	58,795	741,944
Old Mutual Ltd.	708,088	610,595
Rand Merchant Investment Holdings Ltd.	205,926	412,878
Reinet Investments SCA	23,694	416,945
Remgro Ltd.	73,894	493,363
Sanlam Ltd.	211,597	810,542
Sasol Ltd.(a)	85,683	939,169
Shoprite Holdings Ltd.	69,241	644,547
Sibanye Stillwater Ltd.	328,022	1,284,630
SPAR Group Ltd. (The)	22,459	289,546
Standard Bank Group Ltd.	162,372	1,358,089
Tiger Brands Ltd.	26,904	356,146
Vodacom Group Ltd.	80,592	662,672
Woolworths Holdings Ltd.	174,365	520,460

		41,545,453

Security	Shares	Value

South Korea — 4.0%
Alteogen Inc.(a)	3,175	$377,787
Amorepacific Corp.	4,985	993,791
AMOREPACIFIC Group	5,891	310,191
BGF retail Co. Ltd.	1,903	289,210
Celltrion Healthcare Co. Ltd.(a)	10,151	1,304,040
Celltrion Inc.(a)	14,283	4,137,039
Celltrion Pharm Inc.(a)	2,371	370,932
Cheil Worldwide Inc.	6,115	105,506
CJ CheilJedang Corp.	1,689	643,227
CJ Corp.	3,478	292,580
CJ ENM Co. Ltd.	2,217	303,039
CJ Logistics Corp.(a)	888	133,367
Coway Co. Ltd.(a)	8,420	524,651
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	5,231	114,338
DB Insurance Co. Ltd.	9,085	298,881
Doosan Bobcat Inc.	5,392	146,296
Doosan Heavy Industries & Construction Co. Ltd.(a)	29,249	307,237
Douzone Bizon Co. Ltd.	3,940	351,874
E-MART Inc.	3,587	525,897
Fila Holdings Corp.	8,039	306,871
GS Engineering & Construction Corp.	3,322	113,297
GS Holdings Corp.	7,554	244,799
GS Retail Co. Ltd.	3,991	123,805
Hana Financial Group Inc.	39,952	1,166,130
Hankook Tire & Technology Co. Ltd.	13,422	493,756
Hanmi Pharm Co. Ltd.	1,263	432,441
Hanon Systems	25,390	379,057
Hanwha Corp.	8,024	230,620
Hanwha Solutions Corp.	14,496	645,361
HLB Inc.(a)	7,258	583,962
Hotel Shilla Co. Ltd.	5,451	394,230
Hyundai Engineering & Construction Co. Ltd.	12,069	434,273
Hyundai Glovis Co. Ltd.	3,126	530,967
Hyundai Heavy Industries Holdings Co. Ltd.	1,789	375,840
Hyundai Marine & Fire Insurance Co. Ltd.	10,157	180,694
Hyundai Mobis Co. Ltd.	10,079	2,860,793
Hyundai Motor Co.	21,947	4,492,994
Hyundai Steel Co.	14,062	487,758
Industrial Bank of Korea(a)	42,959	300,705
Kakao Corp.(a)	8,550	3,370,776
Kangwon Land Inc.	17,309	364,408
KB Financial Group Inc.(a)	59,295	2,136,231
Kia Motors Corp.	36,694	2,706,289
KMW Co. Ltd.(a)	4,902	337,434
Korea Aerospace Industries Ltd.	13,458	373,566
Korea Electric Power Corp.(a)	33,999	694,508
Korea Gas Corp.	5,358	148,487
Korea Investment Holdings Co. Ltd.	6,207	451,126
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	6,257	525,798
Korea Zinc Co. Ltd.	1,365	495,432
Korean Air Lines Co. Ltd.(a)	11,943	306,422
KT&G Corp.(a)	14,651	1,050,429
Kumho Petrochemical Co. Ltd.	2,760	610,674
LG Chem Ltd.	6,848	5,613,817
LG Corp.	15,429	1,366,900
LG Display Co. Ltd.(a)	38,244	743,614
LG Electronics Inc.	15,582	2,131,277
LG Household & Health Care Ltd.	1,422	1,979,308
LG Innotek Co. Ltd.	2,065	369,212
LG Uplus Corp.	21,271	227,238

46	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Lotte Chemical Corp.	2,377	$554,619
Lotte Corp.	5,159	149,660
Lotte Shopping Co. Ltd.	2,182	205,794
Meritz Securities Co. Ltd.	45,168	142,336
Mirae Asset Daewoo Co. Ltd.	61,683	523,859
NAVER Corp.	18,359	5,629,481
NCSoft Corp.	2,518	2,145,230
Netmarble Corp.(a)(b)	3,645	428,498
NH Investment & Securities Co. Ltd.	3,839	37,923
Orion Corp./Republic of Korea	4,424	474,593
Pan Ocean Co. Ltd.(a)	17,811	72,448
Pearl Abyss Corp.(a)	1,379	388,206
POSCO	10,507	2,305,979
POSCO Chemical Co. Ltd.	4,109	494,065
S-1 Corp.	2,554	184,484
Samsung Biologics Co. Ltd.(a)(b)	2,453	1,738,985
Samsung C&T Corp.	11,106	1,290,703
Samsung Card Co. Ltd.	4,307	114,355
Samsung Electro-Mechanics Co. Ltd.	8,758	1,597,204
Samsung Electronics Co. Ltd.	706,344	51,779,195
Samsung Engineering Co. Ltd.(a)	17,352	191,576
Samsung Fire & Marine Insurance Co. Ltd.	4,769	716,245
Samsung Heavy Industries Co. Ltd.(a)	71,250	395,550
Samsung Life Insurance Co. Ltd.	10,692	674,821
Samsung SDI Co. Ltd.	8,154	5,350,470
Samsung SDS Co. Ltd.	5,398	943,419
Samsung Securities Co. Ltd.	9,229	311,456
Seegene Inc.	2,755	406,379
Shinhan Financial Group Co. Ltd.(a)	61,379	1,681,804
Shinsegae Inc.	1,211	252,788
SK Chemicals Co. Ltd.	1,093	411,365
SK Holdings Co. Ltd.	5,078	1,411,817
SK Hynix Inc.	80,965	8,866,630
SK Innovation Co. Ltd.	7,746	1,938,924
SK Telecom Co. Ltd.	5,426	1,183,572
S-Oil Corp.	7,569	461,475
Woori Financial Group Inc.(a)	82,163	646,374
Yuhan Corp.	9,796	575,360

		148,988,824

Spain — 1.4%
ACS Actividades de Construccion y Servicios SA	39,430	1,232,078
Aena SME SA(a)(b)	9,721	1,503,419
Amadeus IT Group SA	66,777	4,262,432
Banco Bilbao Vizcaya Argentaria SA	978,412	4,477,730
Banco Santander SA(a)	2,578,826	7,566,233
CaixaBank SA(a)	517,749	1,312,751
Cellnex Telecom SA(b)	47,941	2,813,745
Enagas SA	22,741	502,140
Endesa SA	46,299	1,186,847
Ferrovial SA	74,888	1,801,887
Grifols SA	43,598	1,287,103
Iberdrola SA	886,812	12,050,584
Iberdrola SA, New	12,669	172,151
Industria de Diseno Textil SA	160,944	4,788,551
Naturgy Energy Group SA	43,832	1,134,789
Red Electrica Corp. SA	64,486	1,226,868
Repsol SA	216,189	2,133,227
Siemens Gamesa Renewable Energy SA	37,302	1,535,834

Security	Shares	Value

Spain (continued)
Telefonica SA(a)	743,707	$3,211,144

		54,199,513

Sweden — 2.0%
Alfa Laval AB(a)	47,372	1,248,764
Assa Abloy AB, Class B	145,950	3,628,361
Atlas Copco AB, Class A	96,072	5,251,897
Atlas Copco AB, Class B	58,141	2,741,450
Boliden AB	37,646	1,242,733
Electrolux AB, Series B	33,562	824,692
Epiroc AB, Class A	102,653	1,978,374
Epiroc AB, Class B	53,065	915,996
EQT AB	34,398	1,078,118
Essity AB, Class B	87,867	2,819,364
Evolution Gaming Group AB(b)	23,766	2,326,803
Fastighets AB Balder, Class B(a)	13,878	698,685
Hennes & Mauritz AB, Class B(a)	116,358	2,500,205
Hexagon AB, Class B	41,854	3,677,684
Husqvarna AB, Class B	68,603	853,569
ICA Gruppen AB	14,251	717,293
Industrivarden AB, Class A(a)	15,853	536,264
Industrivarden AB, Class C(a)	26,210	838,476
Investment AB Latour, Class B	22,793	512,740
Investor AB, Class B	66,432	4,899,535
Kinnevik AB, Class B	36,084	1,779,391
L E Lundbergforetagen AB, Class B(a)	12,269	648,314
Lundin Energy AB	29,611	811,849
Nibe Industrier AB, Class B	45,995	1,543,188
Sandvik AB(a)	165,181	4,140,158
Securitas AB, Class B	46,228	717,236
Skandinaviska Enskilda Banken AB, Class A(a)	237,456	2,604,147
Skanska AB, Class B	50,737	1,319,197
SKF AB, Class B	55,716	1,534,263
Svenska Cellulosa AB SCA, Class B(a)	90,007	1,593,116
Svenska Handelsbanken AB, Class A(a)	223,952	2,252,814
Swedbank AB, Class A(a)	131,734	2,495,032
Swedish Match AB	24,519	1,901,348
Tele2 AB, Class B	77,307	1,071,833
Telefonaktiebolaget LM Ericsson, Class B	435,834	5,527,350
Telia Co. AB	351,345	1,547,840
Volvo AB, Class B(a)	206,619	5,129,170

		75,907,249

Switzerland — 6.0%
ABB Ltd., Registered	269,580	7,981,944
Adecco Group AG, Registered	23,349	1,465,612
Alcon Inc.(a)	73,374	5,278,705
Baloise Holding AG, Registered	7,963	1,336,416
Banque Cantonale Vaudoise, Registered	4,090	434,471
Barry Callebaut AG, Registered	464	1,032,212
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	163	1,416,356
Chocoladefabriken Lindt & Spruengli AG, Registered	15	1,401,192
Cie. Financiere Richemont SA, Class A, Registered	76,442	7,121,755
Clariant AG, Registered	25,815	550,194
Coca-Cola HBC AG	29,650	880,674
Credit Suisse Group AG, Registered	359,146	4,745,685
EMS-Chemie Holding AG, Registered	1,075	1,016,271
Geberit AG, Registered	5,526	3,389,147
Givaudan SA, Registered	1,377	5,566,200
Julius Baer Group Ltd.	33,907	2,058,204

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Kuehne + Nagel International AG, Registered	7,925	$1,809,316
LafargeHolcim Ltd., Registered	76,801	4,165,522
Logitech International SA, Registered	24,200	2,526,093
Lonza Group AG, Registered	11,061	7,087,196
Nestle SA, Registered	422,665	47,530,808
Novartis AG, Registered	327,059	29,606,634
Partners Group Holding AG	2,803	3,322,576
Roche Holding AG, NVS	103,117	35,602,952
Schindler Holding AG, Participation Certificates, NVS	5,790	1,532,762
Schindler Holding AG, Registered	3,059	807,389
SGS SA, Registered	891	2,713,263
Siemens Energy AG(a)	58,309	2,166,275
Sika AG, Registered	21,067	5,740,379
Sonova Holding AG, Registered(a)	8,237	1,994,435
Straumann Holding AG, Registered	1,530	1,701,987
Swatch Group AG (The), Bearer	4,465	1,289,911
Swatch Group AG (The), Registered	7,278	411,106
Swiss Life Holding AG, Registered	4,694	2,147,020
Swiss Prime Site AG, Registered	11,502	1,120,979
Swiss Re AG	42,649	3,771,100
Swisscom AG, Registered	3,642	1,987,215
Temenos AG, Registered	10,208	1,294,933
UBS Group AG, Registered	537,769	7,783,021
Vifor Pharma AG	7,244	986,930
Zurich Insurance Group AG	22,147	8,867,762

		223,642,602

Taiwan — 4.2%
Accton Technology Corp.	90,000	866,173
Acer Inc.	517,792	500,179
Advantech Co. Ltd.	52,793	652,312
Airtac International Group	20,000	714,222
ASE Technology Holding Co. Ltd.	504,762	1,658,356
Asia Cement Corp.	323,440	462,016
ASMedia Technology Inc.	5,000	340,148
Asustek Computer Inc.	95,000	971,967
AU Optronics Corp.(a)	1,330,000	700,562
Catcher Technology Co. Ltd.	99,000	700,009
Cathay Financial Holding Co. Ltd.	1,029,281	1,466,595
Chailease Holding Co. Ltd.	166,880	923,718
Chang Hwa Commercial Bank Ltd.	899,137	531,407
Cheng Shin Rubber Industry Co. Ltd.	240,000	342,398
Chicony Electronics Co. Ltd.	78,000	240,943
China Development Financial Holding Corp.	1,896,000	603,958
China Life Insurance Co. Ltd.	445,200	360,898
China Steel Corp.	1,723,288	1,412,355
Chunghwa Telecom Co. Ltd.	504,000	1,943,826
Compal Electronics Inc.	552,000	422,834
CTBC Financial Holding Co. Ltd.	2,502,036	1,697,659
Delta Electronics Inc.	290,000	2,925,632
E.Sun Financial Holding Co. Ltd.	1,676,312	1,412,765
Eclat Textile Co. Ltd.	30,000	434,426
Evergreen Marine Corp. Taiwan Ltd.(a)	364,000	405,564
Far Eastern New Century Corp.	504,000	467,958
Far EasTone Telecommunications Co. Ltd.	268,000	574,234
Feng TAY Enterprise Co. Ltd.	57,600	370,253
First Financial Holding Co. Ltd.	1,558,978	1,124,591
Formosa Chemicals & Fibre Corp.	447,340	1,236,465
Formosa Petrochemical Corp.	163,000	518,643
Formosa Plastics Corp.	596,960	1,854,674
Foxconn Technology Co. Ltd.	172,000	459,445

Security	Shares	Value

Taiwan (continued)
Fubon Financial Holding Co. Ltd.	920,000	$1,496,509
Giant Manufacturing Co. Ltd.	49,000	476,832
Globalwafers Co. Ltd.	33,000	730,649
Highwealth Construction Corp.	201,388	306,370
Hiwin Technologies Corp.	42,193	596,676
Hon Hai Precision Industry Co. Ltd.	1,817,377	7,236,409
Hotai Motor Co. Ltd.	46,000	931,417
Hua Nan Financial Holdings Co. Ltd.	1,287,559	788,559
Innolux Corp.	1,302,688	607,091
Inventec Corp.	389,000	322,980
Largan Precision Co. Ltd.	15,000	1,574,859
Lite-On Technology Corp.	351,000	688,149
MediaTek Inc.	223,000	6,968,128
Mega Financial Holding Co. Ltd.	1,441,195	1,448,786
Micro-Star International Co. Ltd.	112,000	521,953
Nan Ya Plastics Corp.	706,840	1,655,877
Nanya Technology Corp.	193,000	550,690
Nien Made Enterprise Co. Ltd.	33,000	436,033
Novatek Microelectronics Corp.	91,000	1,280,386
Oneness Biotech Co. Ltd.(a)	28,000	184,484
Pegatron Corp.	280,000	783,930
Phison Electronics Corp.	26,000	351,897
Pou Chen Corp.	218,000	217,981
Powertech Technology Inc.	109,000	379,130
President Chain Store Corp.	66,000	629,301
Quanta Computer Inc.	425,000	1,224,801
Realtek Semiconductor Corp.	78,000	1,257,638
Shanghai Commercial & Savings Bank Ltd. (The)	475,000	634,408
Shin Kong Financial Holding Co. Ltd.	1,719,127	494,205
SinoPac Financial Holdings Co. Ltd.	1,675,600	655,221
Synnex Technology International Corp.	209,750	338,566
Taishin Financial Holding Co. Ltd.	1,521,868	679,345
Taiwan Business Bank	866,716	281,658
Taiwan Cement Corp.	757,738	1,086,445
Taiwan Cooperative Financial Holding Co. Ltd.	1,439,968	984,747
Taiwan High Speed Rail Corp.	255,000	263,173
Taiwan Mobile Co. Ltd.	234,000	803,885
Taiwan Semiconductor Manufacturing Co. Ltd.	3,627,000	76,548,772
Unimicron Technology Corp.	173,000	534,399
Uni-President Enterprises Corp.	710,972	1,726,492
United Microelectronics Corp.	1,722,000	3,074,725
Vanguard International Semiconductor Corp.	151,000	603,946
Walsin Technology Corp.	54,000	425,212
Win Semiconductors Corp.	50,000	739,220
Winbond Electronics Corp.	495,000	467,556
Wistron Corp.	480,000	535,666
Wiwynn Corp.	15,000	442,461
WPG Holdings Ltd.	283,000	434,568
Yageo Corp.	58,000	1,188,894
Yuanta Financial Holding Co. Ltd.	1,601,829	1,138,341
Zhen Ding Technology Holding Ltd.	101,000	411,178

		157,437,783

Thailand — 0.6%
Advanced Info Service PCL, NVDR	179,200	1,029,816
Airports of Thailand PCL, NVDR	674,100	1,340,092
Asset World Corp. PCL, NVDR	1,196,700	183,923
B Grimm Power PCL, NVDR	137,800	234,808
Bangkok Bank PCL, Foreign	92,000	348,881
Bangkok Commercial Asset Management PCL, NVDR	278,600	190,822
Bangkok Dusit Medical Services PCL, NVDR	1,401,300	969,158

48	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand (continued)
Bangkok Expressway & Metro PCL, NVDR	2,116,300	$576,273
Berli Jucker PCL, NVDR(c)	266,400	295,951
BTS Group Holdings PCL, NVDR	2,389,100	754,327
Central Pattana PCL, NVDR	414,000	677,782
Charoen Pokphand Foods PCL, NVDR	872,300	794,192
CP ALL PCL, NVDR(a)	861,600	1,648,066
Delta Electronics Thailand PCL, NVDR	51,500	908,520
Global Power Synergy PCL, NVDR	123,900	323,928
Indorama Ventures PCL, NVDR(c)	371,788	434,767
Intouch Holdings PCL, NVDR	450,800	843,461
Kasikornbank PCL, Foreign	280,500	1,190,227
Krungthai Card PCL, NVDR(c)	107,700	233,896
Land & Houses PCL, NVDR	1,097,600	286,043
Minor International PCL, NVDR(a)(c)	568,520	471,076
Osotspa PCL, NVDR	143,800	171,762
PTT Exploration & Production PCL, NVDR	210,799	728,957
PTT Global Chemical PCL, NVDR	347,601	685,214
PTT PCL, NVDR	1,628,700	2,054,241
Siam Cement PCL (The), NVDR	113,700	1,435,971
Siam Commercial Bank PCL (The), NVDR	195,000	614,058
Srisawad Corp PCL, NVDR	126,800	283,849
Thai Oil PCL, NVDR(c)	259,200	471,981
Total Access Communication PCL, NVDR(c)	175,600	190,678
True Corp. PCL, NVDR(c)	2,432,634	260,088

		20,632,808

Turkey — 0.1%
Turkiye Petrol Rafinerileri AS(a)	21,793	296,804
Akbank T.A.S.(a)	416,081	363,718
Aselsan Elektronik Sanayi Ve Ticaret AS	101,468	240,515
BIM Birlesik Magazalar AS	67,170	662,175
Eregli Demir ve Celik Fabrikalari TAS	263,471	518,025
Ford Otomotiv Sanayi AS	9,699	191,229
Haci Omer Sabanci Holding AS	141,100	203,574
KOC Holding AS	112,212	310,568
Turk Hava Yollari AO(a)	118,328	196,335
Turkcell Iletisim Hizmetleri AS	240,992	526,329
Turkiye Garanti Bankasi AS(a)	352,239	449,318
Turkiye Is Bankasi AS, Class C(a)	197,913	166,498

		4,125,088

United Arab Emirates — 0.2%
Abu Dhabi Commercial Bank PJSC	459,959	806,429
Abu Dhabi Islamic Bank PJSC	108,539	148,042
Aldar Properties PJSC	676,156	644,282
Emaar Malls PJSC(a)	204,927	100,981
Emaar Properties PJSC(a)	661,929	684,788
Emirates NBD Bank PJSC	368,362	1,183,364
Emirates Telecommunications Group Co. PJSC	315,499	1,707,559
First Abu Dhabi Bank PJSC	318,506	1,302,414

		6,577,859

United Kingdom — 8.5%
3i Group PLC	147,763	2,255,324
Admiral Group PLC	24,910	985,829
Anglo American PLC	182,215	6,040,254
Antofagasta PLC	48,733	956,958
Ashtead Group PLC	68,382	3,467,807
Associated British Foods PLC(a)	53,373	1,551,588
AstraZeneca PLC	194,216	19,978,304
Auto Trader Group PLC(b)	149,954	1,161,371
AVEVA Group PLC	17,633	880,408

Security	Shares	Value

United Kingdom (continued)
Aviva PLC	568,902	$2,618,637
BAE Systems PLC	474,502	3,010,980
Barclays PLC(a)	2,586,602	4,743,237
Barratt Developments PLC(a)	159,584	1,399,871
Berkeley Group Holdings PLC	18,173	1,045,372
BP PLC	2,994,132	11,162,837
British American Tobacco PLC	339,626	12,393,901
British Land Co. PLC (The)	143,935	886,863
BT Group PLC	1,276,352	2,201,374
Bunzl PLC	52,056	1,679,858
Burberry Group PLC(a)	63,378	1,495,622
Coca-Cola European Partners PLC	30,454	1,415,197
Compass Group PLC(a)	259,360	4,667,387
Croda International PLC	20,732	1,789,573
DCC PLC	16,641	1,260,484
Diageo PLC	348,444	14,110,473
Direct Line Insurance Group PLC	152,500	628,030
Entain PLC(a)	88,835	1,513,874
Evraz PLC	81,744	562,826
Experian PLC	136,767	4,800,384
Ferguson PLC	33,978	3,966,914
Fresnillo PLC	27,003	366,207
GlaxoSmithKline PLC	747,140	13,922,450
Glencore PLC(a)	1,500,836	5,078,176
Halma PLC	58,088	1,969,434
Hargreaves Lansdown PLC	46,999	1,102,649
Hikma Pharmaceuticals PLC	22,534	742,339
HSBC Holdings PLC(a)	2,999,228	15,763,712
Imperial Brands PLC	141,789	2,862,159
Informa PLC(a)	205,312	1,408,545
InterContinental Hotels Group PLC(a)	27,811	1,726,573
Intertek Group PLC	24,830	1,881,448
J Sainsbury PLC	270,553	908,003
JD Sports Fashion PLC(a)	64,948	666,224
Johnson Matthey PLC	31,088	1,260,210
Kingfisher PLC(a)	318,092	1,213,005
Land Securities Group PLC	83,896	708,171
Legal & General Group PLC	823,569	2,759,457
Lloyds Banking Group PLC(a)	10,538,742	4,775,694
London Stock Exchange Group PLC	47,456	5,660,369
M&G PLC	388,331	937,998
Melrose Industries PLC(a)	729,092	1,687,004
Mondi PLC	72,570	1,721,508
National Grid PLC	519,319	6,061,596
Natwest Group PLC(a)	748,075	1,516,231
Next PLC(a)	20,332	2,158,209
NMC Health PLC(a)(d)	14,180	0	(e)
Ocado Group PLC(a)	69,945	2,667,266
Pearson PLC	114,941	1,282,583
Persimmon PLC	49,941	1,749,450
Prudential PLC	387,977	6,246,729
Reckitt Benckiser Group PLC	105,162	8,950,437
RELX PLC	288,607	7,183,212
Rentokil Initial PLC(a)	284,246	1,942,265
Rio Tinto PLC	169,465	13,006,126
Rolls-Royce Holdings PLC(a)	1,199,770	1,510,780
Royal Dutch Shell PLC, Class A	605,972	11,133,776
Royal Dutch Shell PLC, Class B	546,130	9,540,810
RSA Insurance Group PLC	154,210	1,429,388
Sage Group PLC (The)	170,726	1,382,733

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Schroders PLC	12,632	$592,722
Segro PLC	166,531	2,182,068
Severn Trent PLC	30,104	955,753
Smith & Nephew PLC	139,046	2,943,309
Smiths Group PLC	48,028	935,530
Spirax-Sarco Engineering PLC	10,208	1,553,153
SSE PLC	156,268	3,184,474
St. James’s Place PLC	57,975	934,238
Standard Chartered PLC(a)	399,563	2,436,139
Standard Life Aberdeen PLC	369,248	1,531,802
Taylor Wimpey PLC(a)	524,064	1,053,920
Tesco PLC	1,454,098	4,780,261
Unilever PLC	392,669	22,862,635
United Utilities Group PLC	107,136	1,356,733
Vodafone Group PLC	3,971,645	6,808,603
Whitbread PLC(a)	30,346	1,161,374
Wm Morrison Supermarkets PLC	369,451	910,404
WPP PLC	190,318	2,001,378

		319,698,959

Total Common Stocks — 96.0% (Cost: $3,113,098,790)		3,602,293,724

Investment Companies

Exchange Traded Funds — 2.4%
iShares MSCI India ETF(g)	2,349,371	91,954,381

Total Investment Companies — 2.4% (Cost: $79,167,722)		91,954,381

Preferred Stocks

Brazil — 0.4%
Banco Bradesco SA, Preference Shares, NVS	710,704	3,220,444
Bradespar SA, Preference Shares, NVS	36,200	414,463
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	92,700	487,971
Cia. Energetica de Minas Gerais, Preference Shares, NVS	169,863	426,232
Gerdau SA, Preference Shares, NVS	175,200	746,078
Itau Unibanco Holding SA, Preference Shares, NVS	704,395	3,656,313
Itausa SA, Preference Shares, NVS	605,521	1,176,716
Lojas Americanas SA, Preference Shares, NVS	131,834	581,690
Petroleo Brasileiro SA, Preference Shares, NVS	653,400	3,194,147

		13,904,054

Chile — 0.0%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	17,707	898,311

Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	86,042	761,729

Germany — 0.4%
Bayerische Motoren Werke AG, Preference Shares, NVS	10,384	680,607
Fuchs Petrolub SE, Preference Shares, NVS	10,942	623,728
Henkel AG & Co. KGaA, Preference Shares, NVS	26,987	2,803,246
Porsche Automobil Holding SE, Preference Shares, NVS	25,267	1,765,071
Sartorius AG, Preference Shares, NVS	5,450	2,718,667

Security	Shares	Value

Germany (continued)
Volkswagen AG, Preference Shares, NVS	27,980	$5,317,850

		13,909,169

Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	879,890	417,970

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS	958,000	507,501

South Korea — 0.3%
Hyundai Motor Co.
Preference Shares, NVS	3,547	358,315
Series 2, Preference Shares, NVS	5,531	509,291
LG Chem Ltd., Preference Shares, NVS	1,103	460,980
LG Household & Health Care Ltd., Preference Shares, NVS	358	224,030
Samsung Electronics Co. Ltd., Preference Shares, NVS	118,866	7,767,839

		9,320,455

Total Preferred Stocks — 1.1% (Cost: $29,612,445)		39,719,189

Rights

Brazil — 0.0%
Lojas Americanas SA (Expires 02/04/21)(a)	1,242	1,046

China — 0.0%
Legend Holdings Corp. (Expires 05/19/23)(a)	9,138	0	(e)

South Korea — 0.0%
Hanwha Solutions Corp. (Expires 02/25/21)(a)	2,268	9,935
Korean Air Lines Co. Ltd. (Expires 03/05/21)(a)	9,461	81,196

		91,131

Spain — 0.0%
ACS Actividades de Construccion y Servicios SA (Expires 02/05/21)(a)	39,430	19,449

Total Rights — 0.0% (Cost: $63,284)		111,626

Short-Term Investments

Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(g)(h)(i)	40,813,048	40,837,536
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(g)(h)	4,770,000	4,770,000

		45,607,536

Total Short-Term Investments — 1.2% (Cost: $45,583,155)		45,607,536

Total Investments in Securities — 100.7% (Cost: $3,267,525,396)		3,779,686,456

Other Assets, Less Liabilities — (0.7)%		(26,567,208)

Net Assets — 100.0%		$3,753,119,248

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

50	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI ACWI ex U.S. ETF

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Rounds to less than $1.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$125,859,057	$—	$(84,969,002	)(a)	$(45,348)	$(7,171)	$40,837,536	40,813,048	$270,038	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,750,000	—	(1,980,000	)(a)	—	—	4,770,000	4,770,000	2,206		—
iShares MSCI India ETF	69,993,668	7,839,561	(1,897,585)		10,218	16,008,519	91,954,381	2,349,371	74,359		—

					$(35,130)	$16,001,348	$137,561,917		$346,603		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI EAFE Index	112	03/19/21	$11,847	$(60,333)
MSCI Emerging Markets E-Mini Index	71	03/19/21	4,707	173,285

				$112,952

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$173,285

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$60,333

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI ACWI ex U.S. ETF

For the six months ended January 31, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$2,942,791

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(204,614)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$15,193,387

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$3,601,909,988	$172,151	$211,585	$3,602,293,724
Investment Companies	91,954,381	—	—	91,954,381
Preferred Stocks	39,719,189	—	—	39,719,189
Rights	20,495	91,131	—	111,626
Money Market Funds	45,607,536	—	—	45,607,536

	$3,779,211,589	$263,282	$211,585	$3,779,686,456

Derivative financial instruments(a)
Assets
Futures Contracts	$173,285	$—	$—	$173,285
Liabilities
Futures Contracts	(60,333)	—	—	(60,333)

	$112,952	$—	$—	$112,952

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

52	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2021	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.4%
Afterpay Ltd.(a)	703,581	$72,930,031
AGL Energy Ltd.	2,062,210	18,148,187
AMP Ltd.	11,373,065	12,958,088
Ampol Ltd.	825,586	16,576,887
APA Group	3,904,735	29,329,942
Aristocrat Leisure Ltd.	1,901,875	45,323,179
ASX Ltd.	640,683	35,289,386
Aurizon Holdings Ltd.	6,356,207	18,044,161
AusNet Services	6,253,720	8,300,829
Australia & New Zealand Banking Group Ltd.	9,386,032	170,745,996
BHP Group Ltd.	9,748,987	325,824,927
BHP Group PLC	6,989,680	193,068,379
BlueScope Steel Ltd.	1,662,856	21,165,960
Brambles Ltd.	4,976,268	40,356,704
CIMIC Group Ltd.(a)	314,253	5,948,200
Coca-Cola Amatil Ltd.	1,674,623	16,805,899
Cochlear Ltd.	217,537	32,953,779
Coles Group Ltd.	4,414,501	61,677,748
Commonwealth Bank of Australia	5,858,422	375,366,992
Computershare Ltd.	1,609,234	17,742,422
Crown Resorts Ltd.	1,231,354	9,069,662
CSL Ltd.	1,503,759	313,499,455
Dexus	3,611,219	24,964,080
Evolution Mining Ltd.	5,371,178	19,492,504
Fortescue Metals Group Ltd.	5,604,231	93,693,660
Goodman Group	5,491,830	74,496,572
GPT Group (The)	6,439,212	21,342,899
Insurance Australia Group Ltd.	8,074,128	30,045,146
James Hardie Industries PLC(a)	1,467,151	41,413,463
Lendlease Corp. Ltd.	2,277,749	20,988,713
Macquarie Group Ltd.	1,136,540	114,582,168
Magellan Financial Group Ltd.	425,413	15,641,000
Medibank Pvt Ltd.	9,099,927	20,387,206
Mirvac Group	13,029,193	23,792,026
National Australia Bank Ltd.	10,888,197	196,652,455
Newcrest Mining Ltd.	2,700,704	52,051,538
Northern Star Resources Ltd.	2,451,486	24,169,601
Oil Search Ltd.	6,532,018	19,445,362
Orica Ltd.	1,343,213	15,726,655
Origin Energy Ltd.	5,828,544	21,197,047
Qantas Airways Ltd.(a)	3,071,802	10,605,782
QBE Insurance Group Ltd.	4,862,217	29,956,207
Ramsay Health Care Ltd.	605,968	29,276,579
REA Group Ltd.	174,358	19,622,292
Rio Tinto Ltd.	1,228,501	103,974,620
Santos Ltd.	5,859,722	29,268,128
Scentre Group	17,177,013	35,978,847
Seek Ltd.	1,109,901	23,886,584
Sonic Healthcare Ltd.	1,497,695	39,494,794
South32 Ltd.	16,038,216	31,255,519
Stockland	7,892,671	26,947,654
Suncorp Group Ltd.	4,234,869	32,751,972
Sydney Airport(a)	4,375,158	19,201,127
Tabcorp Holdings Ltd.	7,102,926	21,744,385
Telstra Corp. Ltd.	13,775,868	32,976,952
TPG Telecom Ltd.(a)	1,228,894	6,977,231
Transurban Group	9,055,246	91,986,730
Treasury Wine Estates Ltd.	2,393,736	18,457,771

Security	Shares	Value

Australia (continued)
Vicinity Centres	12,784,488	$15,056,661
Washington H Soul Pattinson & Co. Ltd.	355,515	7,413,859
Wesfarmers Ltd.	3,752,325	157,220,643
Westpac Banking Corp.	11,952,493	193,773,748
WiseTech Global Ltd.	481,473	11,555,151
Woodside Petroleum Ltd.	3,158,351	59,296,807
Woolworths Group Ltd.	4,180,070	131,044,519

		3,850,933,470

Austria — 0.2%
Erste Group Bank AG(a)	924,546	28,361,581
OMV AG	487,018	20,554,900
Raiffeisen Bank International AG(a)	492,159	9,668,431
Verbund AG	225,572	20,389,129
voestalpine AG(b)	384,850	14,082,735

		93,056,776

Belgium — 0.9%
Ageas SA/NV	579,469	29,772,029
Anheuser-Busch InBev SA/NV	2,521,623	159,241,761
Elia Group SA/NV	102,354	12,347,943
Etablissements Franz Colruyt NV	183,251	11,323,045
Galapagos NV(a)	140,143	14,649,148
Groupe Bruxelles Lambert SA	373,799	37,138,622
KBC Group NV(a)	826,809	57,979,178
Proximus SADP	504,278	10,647,811
Sofina SA	51,005	16,544,915
Solvay SA	245,271	28,022,015
UCB SA	418,402	43,471,236
Umicore SA	652,348	37,066,983

		458,204,686

Denmark — 2.4%
Ambu A/S, Series B(b)	542,148	25,725,906
AP Moller - Maersk A/S, Class A	10,523	20,024,984
AP Moller - Maersk A/S, Class B, NVS	20,290	42,157,596
Carlsberg A/S, Class B	340,907	50,128,141
Chr Hansen Holding A/S(a)	349,082	31,737,837
Coloplast A/S, Class B	393,156	58,915,602
Danske Bank A/S(a)	2,282,648	39,243,499
Demant A/S(a)	358,444	12,927,872
DSV PANALPINA A/S	685,045	107,378,174
Genmab A/S(a)	216,465	86,628,430
GN Store Nord A/S	423,739	32,531,416
H Lundbeck A/S	231,539	8,290,322
Novo Nordisk A/S, Class B	5,698,566	395,976,801
Novozymes A/S, Class B	688,787	41,538,739
Orsted A/S(c)	626,043	119,338,808
Pandora A/S	330,940	32,066,908
ROCKWOOL International A/S, Class B	26,718	10,133,812
Tryg A/S	502,152	15,699,427
Vestas Wind Systems A/S	651,700	142,007,154

		1,272,451,428

Finland — 1.2%
Elisa OYJ	470,711	28,067,223
Fortum OYJ	1,469,859	35,687,849
Kesko OYJ, Class B	903,898	23,500,318
Kone OYJ, Class B	1,124,832	88,716,972
Neste OYJ	1,400,093	99,132,707
Nokia OYJ(a)	18,710,944	90,109,356
Nordea Bank OYJ Abp(a)	10,722,313	87,355,983
Orion OYJ, Class B	350,406	16,108,800

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Finland (continued)
Sampo OYJ, Class A	1,558,821	$65,677,388
Stora Enso OYJ, Class R	1,925,227	35,084,375
UPM-Kymmene OYJ	1,766,342	63,283,444
Wartsila OYJ Abp	1,468,685	14,463,580

		647,187,995

France — 10.6%
Accor SA(a)	605,232	20,463,298
Aeroports de Paris(a)	98,599	11,379,853
Air Liquide SA	1,567,032	257,011,273
Airbus SE(a)	1,946,085	196,709,652
Alstom SA(a)	829,512	45,208,748
Amundi SA(a)(c)	200,711	14,972,009
Arkema SA	228,556	25,407,051
Atos SE(a)	327,610	25,265,890
AXA SA	6,400,987	142,311,034
BioMerieux	137,097	21,236,291
BNP Paribas SA(a)	3,722,470	179,902,221
Bollore SA	2,931,882	11,918,263
Bouygues SA	754,667	29,724,113
Bureau Veritas SA(a)	972,169	25,617,802
Capgemini SE	532,737	77,343,052
Carrefour SA	2,029,380	34,492,258
Cie. de Saint-Gobain(a)	1,712,444	85,464,814
Cie. Generale des Etablissements Michelin SCA	561,635	77,717,429
CNP Assurances(a)	565,996	8,609,110
Covivio	171,466	14,134,108
Credit Agricole SA(a)	3,818,630	43,516,199
Danone SA	2,045,096	136,552,911
Dassault Aviation SA(a)	8,270	8,665,730
Dassault Systemes SE	437,261	87,519,879
Edenred	816,042	44,385,401
Eiffage SA(a)	280,179	25,508,787
Electricite de France SA(a)	2,054,222	25,655,532
Engie SA(a)	6,044,490	94,143,042
EssilorLuxottica SA	941,248	133,792,099
Eurazeo SE(a)	130,813	9,185,849
Eurofins Scientific SE(a)	438,803	42,210,998
Faurecia SE(a)	274,089	14,435,148
Gecina SA	151,723	21,677,005
Getlink SE(a)	1,456,134	22,502,408
Hermes International	104,811	107,292,375
Iliad SA	48,762	9,043,132
Ipsen SA	125,369	10,973,993
Kering SA	250,745	164,987,665
Klepierre SA	645,201	15,575,193
La Francaise des Jeux SAEM(c)	283,722	12,219,397
Legrand SA	883,645	81,481,711
L’Oreal SA	832,893	293,546,888
LVMH Moet Hennessy Louis Vuitton SE	918,743	556,192,937
Natixis SA(a)	3,147,000	11,940,136
Orange SA	6,602,384	77,838,079
Orpea(a)	171,071	23,713,878
Pernod Ricard SA	693,322	131,148,743
Publicis Groupe SA	716,953	37,245,081
Remy Cointreau SA	74,950	13,940,789
Renault SA(a)	636,130	27,234,683
Safran SA(a)	1,060,473	134,119,178
Sanofi	3,749,688	351,456,518
Sartorius Stedim Biotech	91,518	38,358,901
Schneider Electric SE	1,782,821	261,971,564

Security	Shares	Value

France (continued)
SCOR SE(a)	524,735	$16,001,264
SEB SA	75,204	14,335,222
SES SA	1,268,910	10,852,855
Societe Generale SA(a)	2,682,936	50,320,146
Sodexo SA(a)	292,792	26,130,678
STMicroelectronics NV	2,109,382	85,260,638
Suez SA	1,143,725	23,552,220
Teleperformance	194,363	63,802,762
Thales SA	352,623	31,778,837
TOTAL SE	8,341,224	353,617,318
Ubisoft Entertainment SA(a)	303,026	30,335,255
Unibail-Rodamco-Westfield(b)	458,260	38,693,436
Valeo SA(b)	757,802	28,392,959
Veolia Environnement SA	1,783,444	47,797,538
Vinci SA	1,722,688	160,273,798
Vivendi SA	2,746,326	84,480,472
Wendel SE	88,331	10,216,229
Worldline SA(a)(c)	792,283	67,435,877

		5,518,197,602

Germany — 8.5%
adidas AG(a)	630,094	200,561,318
Allianz SE, Registered	1,380,590	312,846,045
Aroundtown SA	3,306,306	23,040,544
BASF SE	3,039,609	235,712,767
Bayer AG, Registered	3,251,230	197,160,226
Bayerische Motoren Werke AG	1,095,732	93,197,650
Bechtle AG	90,346	19,219,214
Beiersdorf AG	333,587	36,612,530
Brenntag AG	511,302	40,215,246
Carl Zeiss Meditec AG, Bearer	132,955	20,836,987
Commerzbank AG(a)	3,314,710	22,068,186
Continental AG	364,044	51,193,570
Covestro AG(c)	607,406	41,442,573
Daimler AG, Registered	2,832,412	199,996,581
Delivery Hero SE(a)(c)	428,332	65,307,760
Deutsche Bank AG, Registered(a)	6,497,781	66,066,177
Deutsche Boerse AG	628,785	101,294,587
Deutsche Lufthansa AG, Registered(a)(b)	993,957	12,854,459
Deutsche Post AG, Registered	3,273,672	162,308,886
Deutsche Telekom AG, Registered	11,030,284	196,990,176
Deutsche Wohnen SE	1,131,274	56,184,851
E.ON SE	7,429,993	78,803,079
Evonik Industries AG	693,373	22,895,858
Fresenius Medical Care AG & Co. KGaA	705,648	57,267,090
Fresenius SE & Co. KGaA	1,383,659	61,810,640
GEA Group AG	506,890	17,575,522
Hannover Rueck SE	199,552	31,031,773
HeidelbergCement AG	492,479	36,509,044
HelloFresh SE(a)	489,078	41,473,825
Henkel AG & Co. KGaA	343,907	32,255,134
HOCHTIEF AG	81,616	7,610,168
Infineon Technologies AG	4,321,809	173,924,993
KION Group AG	238,827	20,705,170
Knorr-Bremse AG	240,064	31,842,757
LANXESS AG	274,930	20,762,215
LEG Immobilien AG	236,224	33,979,443
Merck KGaA	427,714	71,553,016
MTU Aero Engines AG	175,714	40,987,189
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	463,643	123,245,640

54	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Nemetschek SE	190,791	$13,490,294
Puma SE(a)	324,440	31,840,419
Rational AG	16,933	16,323,804
RWE AG	2,125,985	91,588,188
SAP SE	3,455,765	439,993,260
Scout24 AG(c)	356,091	27,600,835
Siemens AG, Registered	2,531,687	393,511,018
Siemens Healthineers AG(c)	889,400	50,007,025
Symrise AG	425,771	53,123,546
TeamViewer AG(a)(c)	499,067	25,895,778
Telefonica Deutschland Holding AG	3,452,371	9,483,280
Uniper SE	666,108	23,387,459
United Internet AG, Registered(d)	352,644	15,359,115
Volkswagen AG	107,423	22,773,682
Vonovia SE	1,725,629	115,599,174
Zalando SE(a)(c)	506,219	58,253,318

		4,447,573,084

Hong Kong — 3.3%
AIA Group Ltd.	40,014,200	483,802,401
ASM Pacific Technology Ltd.	1,014,900	14,803,638
Bank of East Asia Ltd. (The)(b)	4,340,840	9,416,345
BOC Hong Kong Holdings Ltd.	12,246,500	36,642,287
Budweiser Brewing Co. APAC Ltd.(b)(c)	5,697,600	19,141,779
CK Asset Holdings Ltd.	8,556,184	42,980,373
CK Hutchison Holdings Ltd.	8,933,184	61,867,586
CK Infrastructure Holdings Ltd.	2,197,292	11,717,795
CLP Holdings Ltd.	5,434,500	50,953,804
ESR Cayman Ltd.(a)(c)	5,567,400	19,889,085
Galaxy Entertainment Group Ltd.	7,175,000	54,410,390
Hang Lung Properties Ltd.	6,698,000	17,881,259
Hang Seng Bank Ltd.(b)	2,530,800	45,792,895
Henderson Land Development Co. Ltd.	4,806,764	19,651,453
HK Electric Investments & HK Electric Investments Ltd.	8,811,000	8,704,355
HKT Trust & HKT Ltd.	12,535,440	16,522,398
Hong Kong & China Gas Co. Ltd.	35,287,251	50,697,392
Hong Kong Exchanges & Clearing Ltd.	3,993,900	256,203,803
Hongkong Land Holdings Ltd.	3,861,900	17,880,597
Jardine Matheson Holdings Ltd.	723,800	41,835,640
Jardine Strategic Holdings Ltd.	733,600	19,066,264
Link REIT	6,845,258	59,766,950
Melco Resorts & Entertainment Ltd., ADR	710,261	11,357,073
MTR Corp. Ltd.	5,111,500	29,763,824
New World Development Co. Ltd.	5,062,033	23,534,927
PCCW Ltd.	14,022,000	7,812,253
Power Assets Holdings Ltd.	4,591,000	24,453,439
Sands China Ltd.	8,031,200	31,953,484
Sino Land Co. Ltd.	10,492,000	14,613,850
SJM Holdings Ltd.	6,587,000	7,084,942
Sun Hung Kai Properties Ltd.	4,315,500	58,995,596
Swire Pacific Ltd., Class A	1,647,500	10,315,666
Swire Properties Ltd.	3,872,055	11,260,837
Techtronic Industries Co. Ltd.	4,546,033	68,479,098
WH Group Ltd.(c)	31,692,000	25,749,737
Wharf Real Estate Investment Co. Ltd.(b)	5,526,912	29,331,549
Wynn Macau Ltd.(a)	5,170,000	8,214,552
Xinyi Glass Holdings Ltd.	6,012,000	14,576,707

		1,737,126,023

Security	Shares	Value

Ireland — 0.7%
CRH PLC(a)	2,597,753	$108,503,630
Flutter Entertainment PLC(a)	538,725	100,694,365
Kerry Group PLC, Class A	526,189	71,533,980
Kingspan Group PLC(a)	510,191	34,710,539
Smurfit Kappa Group PLC	811,062	39,099,055

		354,541,569

Israel — 0.6%
Azrieli Group Ltd.	140,495	8,664,852
Bank Hapoalim BM(a)	3,757,863	26,847,615
Bank Leumi Le-Israel BM	4,808,208	30,094,423
Check Point Software Technologies Ltd.(a)(b)	371,182	47,414,789
CyberArk Software Ltd.(a)(b)	127,900	20,495,975
Elbit Systems Ltd.	87,867	12,260,013
ICL Group Ltd.	2,333,211	12,580,376
Isracard Ltd.	1	2
Israel Discount Bank Ltd., Class A	3,847,583	15,118,735
Mizrahi Tefahot Bank Ltd.	462,119	10,905,009
Nice Ltd.(a)	207,606	53,877,538
Teva Pharmaceutical Industries Ltd., ADR(a)	3,626,356	42,718,474
Wix.com Ltd.(a)	182,404	45,062,908

		326,040,709

Italy — 2.1%
Amplifon SpA(a)	412,065	16,385,220
Assicurazioni Generali SpA(a)	3,651,045	62,498,374
Atlantia SpA(a)	1,639,707	26,106,209
CNH Industrial NV(a)	3,386,505	43,426,067
DiaSorin SpA	83,231	18,261,792
Enel SpA	26,916,450	267,852,217
Eni SpA	8,418,869	85,424,959
Ferrari NV	417,150	87,295,532
FinecoBank Banca Fineco SpA(a)	2,021,215	31,615,517
Infrastrutture Wireless Italiane SpA(c)	1,112,188	11,978,364
Intesa Sanpaolo SpA(a)	54,726,679	120,023,133
Mediobanca Banca di Credito Finanziario SpA(a)	2,053,358	18,370,416
Moncler SpA(a)	641,243	36,311,340
Nexi SpA(a)(c)	1,454,295	25,883,957
Poste Italiane SpA(c)	1,725,757	16,932,321
Prysmian SpA	798,656	25,848,451
Recordati Industria Chimica e Farmaceutica SpA	345,417	17,927,325
Snam SpA	6,673,444	35,089,551
Telecom Italia SpA/Milano	27,660,843	11,876,063
Tenaris SA	1,565,373	12,228,392
Terna Rete Elettrica Nazionale SpA	4,656,301	33,907,700
UniCredit SpA(a)	7,033,784	64,577,167

		1,069,820,067

Japan — 25.2%
ABC-Mart Inc.	109,300	6,211,710
Acom Co. Ltd.	1,332,470	5,854,494
Advantest Corp.	660,400	52,292,048
Aeon Co. Ltd.	2,164,200	67,719,750
Aeon Mall Co. Ltd.	339,710	5,490,132
AGC Inc.	639,800	22,183,237
Air Water Inc.	610,400	9,870,645
Aisin Seiki Co. Ltd.	536,400	16,420,670
Ajinomoto Co. Inc.	1,544,800	36,489,712
Alfresa Holdings Corp.	623,300	12,413,014
Amada Co. Ltd.	1,069,600	12,004,203
ANA Holdings Inc.(a)	518,500	10,994,508
Asahi Group Holdings Ltd.	1,502,500	60,447,299

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Asahi Intecc Co. Ltd.	646,700	$21,248,847
Asahi Kasei Corp.	4,151,800	46,179,580
Astellas Pharma Inc.	6,161,350	99,604,421
Azbil Corp.	408,400	20,830,565
Bandai Namco Holdings Inc.	661,200	56,466,777
Bank of Kyoto Ltd. (The)	188,500	9,884,569
Bridgestone Corp.	1,771,400	65,445,104
Brother Industries Ltd.	735,900	16,349,428
Calbee Inc.	288,300	8,522,742
Canon Inc.	3,310,500	72,553,056
Capcom Co. Ltd.	291,400	18,342,098
Casio Computer Co. Ltd.	642,900	11,360,285
Central Japan Railway Co.	477,200	67,458,427
Chiba Bank Ltd. (The)	1,745,700	9,487,591
Chubu Electric Power Co. Inc.	2,132,200	26,098,804
Chugai Pharmaceutical Co. Ltd.	2,222,700	116,171,874
Chugoku Electric Power Co. Inc. (The)	957,700	11,791,158
Coca-Cola Bottlers Japan Holdings Inc.	408,900	6,190,425
Concordia Financial Group Ltd.	3,402,600	12,317,545
Cosmos Pharmaceutical Corp.	65,800	10,043,307
CyberAgent Inc.	334,700	21,003,668
Dai Nippon Printing Co. Ltd.	807,800	13,888,342
Daifuku Co. Ltd.	335,200	38,196,055
Dai-ichi Life Holdings Inc.	3,570,452	54,087,940
Daiichi Sankyo Co. Ltd.	5,631,385	180,998,238
Daikin Industries Ltd.	824,500	174,082,549
Daito Trust Construction Co. Ltd.	216,700	22,540,360
Daiwa House Industry Co. Ltd.	1,874,100	53,066,235
Daiwa House REIT Investment Corp.	6,526	17,534,398
Daiwa Securities Group Inc.	4,780,300	22,701,802
Denso Corp.	1,434,200	79,549,161
Dentsu Group Inc.	715,800	22,664,664
Disco Corp.	95,300	30,994,460
East Japan Railway Co.	1,000,600	65,849,697
Eisai Co. Ltd.	834,200	60,898,712
ENEOS Holdings Inc.	10,155,750	41,100,256
FANUC Corp.	634,800	165,922,938
Fast Retailing Co. Ltd.	193,100	165,664,473
Fuji Electric Co. Ltd.	421,100	16,752,295
FUJIFILM Holdings Corp.	1,192,200	68,176,144
Fujitsu Ltd.	650,800	99,582,750
Fukuoka Financial Group Inc.	570,600	10,208,069
GLP J-REIT	13,599	21,795,809
GMO Payment Gateway Inc.	135,100	19,304,609
Hakuhodo DY Holdings Inc.	773,220	11,181,576
Hamamatsu Photonics KK	464,200	26,913,358
Hankyu Hanshin Holdings Inc.	757,400	24,415,922
Harmonic Drive Systems Inc.	127,700	9,550,513
Hikari Tsushin Inc.	69,300	14,542,442
Hino Motors Ltd.	948,500	8,162,744
Hirose Electric Co. Ltd.	107,648	16,872,856
Hisamitsu Pharmaceutical Co. Inc.	168,400	10,069,096
Hitachi Construction Machinery Co. Ltd.	356,600	10,354,496
Hitachi Ltd.	3,203,100	131,740,280
Hitachi Metals Ltd.	707,100	11,272,266
Honda Motor Co. Ltd.	5,395,300	142,464,366
Hoshizaki Corp.	167,800	14,841,473
Hoya Corp.	1,243,900	159,148,388
Hulic Co. Ltd.	1,004,900	11,364,455
Ibiden Co. Ltd.	349,600	16,228,626

Security	Shares	Value

Japan (continued)
Idemitsu Kosan Co. Ltd.	640,783	$15,019,643
Iida Group Holdings Co. Ltd.	484,780	10,682,339
Inpex Corp.	3,387,543	19,575,562
Isuzu Motors Ltd.	1,825,000	17,431,587
Ito En Ltd.	176,900	11,033,545
ITOCHU Corp.	4,458,300	127,644,627
Itochu Techno-Solutions Corp.	317,700	11,197,412
Japan Airlines Co. Ltd.(a)	469,500	8,354,539
Japan Airport Terminal Co. Ltd.	167,100	8,778,356
Japan Exchange Group Inc.	1,686,200	39,378,757
Japan Post Bank Co. Ltd.	1,346,000	11,622,179
Japan Post Holdings Co. Ltd.	5,212,300	41,416,614
Japan Post Insurance Co. Ltd.	742,400	14,557,975
Japan Real Estate Investment Corp.	4,355	26,497,302
Japan Retail Fund Investment Corp.	8,639	16,338,144
Japan Tobacco Inc.	3,971,300	78,803,914
JFE Holdings Inc.(a)	1,624,175	14,101,677
JSR Corp.	672,200	20,513,673
Kajima Corp.	1,484,500	19,865,175
Kakaku.com Inc.	445,200	12,884,627
Kansai Electric Power Co. Inc. (The)	2,330,000	22,811,500
Kansai Paint Co. Ltd.	586,400	17,279,182
Kao Corp.	1,595,100	115,745,496
KDDI Corp.	5,337,800	156,980,622
Keihan Holdings Co. Ltd.	319,400	14,536,902
Keikyu Corp.	727,500	11,646,115
Keio Corp.	340,300	24,865,514
Keisei Electric Railway Co. Ltd.	427,900	14,488,806
Keyence Corp.	603,692	323,714,302
Kikkoman Corp.	481,200	33,920,015
Kintetsu Group Holdings Co. Ltd.	567,900	23,812,799
Kirin Holdings Co. Ltd.	2,722,300	58,400,934
Kobayashi Pharmaceutical Co. Ltd.	162,800	18,317,818
Kobe Bussan Co. Ltd.	406,300	11,277,595
Koei Tecmo Holdings Co. Ltd.	150,000	8,610,726
Koito Manufacturing Co. Ltd.	345,900	22,235,131
Komatsu Ltd.	2,896,800	79,202,350
Konami Holdings Corp.	308,700	18,870,815
Kose Corp.	110,000	17,682,793
Kubota Corp.	3,433,500	75,396,308
Kuraray Co. Ltd.	1,055,500	11,291,466
Kurita Water Industries Ltd.	326,400	13,234,328
Kyocera Corp.	1,062,200	67,965,784
Kyowa Kirin Co. Ltd.	893,500	26,456,373
Kyushu Electric Power Co. Inc.	1,250,200	11,571,172
Kyushu Railway Co.	496,800	10,415,741
Lasertec Corp.	249,600	33,496,156
Lawson Inc.	166,900	8,098,305
Lion Corp.	742,400	16,997,305
Lixil Corp.	881,380	20,549,678
M3 Inc.	1,459,900	122,863,355
Makita Corp.	741,400	35,336,797
Marubeni Corp.	5,464,000	36,235,304
Marui Group Co. Ltd.	632,200	11,279,904
Mazda Motor Corp.	1,877,800	13,344,316
McDonald’s Holdings Co. Japan Ltd.	220,300	10,731,458
Medipal Holdings Corp.	608,400	12,441,706
MEIJI Holdings Co. Ltd.	379,004	25,847,352
Mercari Inc.(a)	284,300	13,686,155
MINEBEA MITSUMI Inc.	1,201,400	26,611,076

56	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
MISUMI Group Inc.	940,000	$30,571,661
Mitsubishi Chemical Holdings Corp.	4,237,200	28,913,087
Mitsubishi Corp.	4,425,200	111,903,310
Mitsubishi Electric Corp.	6,040,000	91,988,920
Mitsubishi Estate Co. Ltd.	3,913,800	61,756,508
Mitsubishi Gas Chemical Co. Inc.	521,500	11,904,914
Mitsubishi Heavy Industries Ltd.	1,060,600	30,370,875
Mitsubishi UFJ Financial Group Inc.	40,453,380	181,334,077
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,327,000	6,489,555
Mitsui & Co. Ltd.	5,398,400	99,851,966
Mitsui Chemicals Inc.	609,400	17,444,690
Mitsui Fudosan Co. Ltd.	3,034,800	61,409,082
Miura Co. Ltd.	290,200	16,492,574
Mizuho Financial Group Inc.	7,983,216	105,113,551
MonotaRO Co. Ltd.	414,700	20,795,406
MS&AD Insurance Group Holdings Inc.	1,472,988	42,264,253
Murata Manufacturing Co. Ltd.	1,901,100	182,583,318
Nabtesco Corp.	373,800	16,727,189
Nagoya Railroad Co. Ltd.	618,400	15,711,772
NEC Corp.	857,800	46,701,944
Nexon Co. Ltd.	1,610,400	48,991,108
NGK Insulators Ltd.	852,200	14,879,618
NGK Spark Plug Co. Ltd.	506,800	9,400,693
NH Foods Ltd.	272,400	11,656,259
Nidec Corp.	1,480,000	195,787,764
Nihon M&A Center Inc.	500,900	29,088,992
Nintendo Co. Ltd.	370,400	214,325,727
Nippon Building Fund Inc.	4,888	29,506,815
Nippon Express Co. Ltd.	238,300	16,183,323
Nippon Paint Holdings Co. Ltd.	484,600	43,602,197
Nippon Prologis REIT Inc.	6,933	22,614,447
Nippon Sanso Holdings Corp.	499,400	9,606,873
Nippon Shinyaku Co. Ltd.	151,500	11,156,837
Nippon Steel Corp.(a)	2,673,235	30,818,995
Nippon Telegraph & Telephone Corp.	4,260,100	106,527,932
Nippon Yusen KK	504,900	11,603,127
Nissan Chemical Corp.	407,900	23,220,631
Nissan Motor Co. Ltd.(a)	7,682,400	39,044,893
Nisshin Seifun Group Inc.	655,397	11,030,226
Nissin Foods Holdings Co. Ltd.	209,900	18,144,085
Nitori Holdings Co. Ltd.	265,100	52,642,715
Nitto Denko Corp.	525,400	47,524,122
Nomura Holdings Inc.	10,405,400	54,832,219
Nomura Real Estate Holdings Inc.	385,400	8,591,849
Nomura Real Estate Master Fund Inc.	14,044	21,315,169
Nomura Research Institute Ltd.	1,060,271	35,799,780
NSK Ltd.	1,190,000	10,763,933
NTT Data Corp.	2,088,655	29,964,753
Obayashi Corp.	2,145,100	17,948,399
Obic Co. Ltd.	230,700	43,321,668
Odakyu Electric Railway Co. Ltd.	975,600	28,281,637
Oji Holdings Corp.	2,846,100	17,180,717
Olympus Corp.	3,856,400	69,599,005
Omron Corp.	614,300	54,215,884
Ono Pharmaceutical Co. Ltd.	1,223,900	36,531,711
Oracle Corp. Japan	127,700	15,063,709
Oriental Land Co. Ltd.	662,000	103,383,161
ORIX Corp.	4,348,400	69,569,416
Orix JREIT Inc.	8,677	14,520,373
Osaka Gas Co. Ltd.	1,241,100	22,914,622

Security	Shares	Value

Japan (continued)
Otsuka Corp.	345,200	$17,376,226
Otsuka Holdings Co. Ltd.	1,292,300	55,076,581
Pan Pacific International Holdings Corp.	1,363,700	30,609,819
Panasonic Corp.	7,307,868	94,336,727
PeptiDream Inc.(a)	311,900	18,202,483
Persol Holdings Co. Ltd.	586,800	10,979,905
Pigeon Corp.	383,400	17,248,331
Pola Orbis Holdings Inc.	306,300	6,123,367
Rakuten Inc.(a)	2,848,500	27,996,624
Recruit Holdings Co. Ltd.	4,490,100	194,794,729
Renesas Electronics Corp.(a)	2,563,100	29,377,907
Resona Holdings Inc.	6,858,900	23,781,276
Ricoh Co. Ltd.	2,224,800	16,787,736
Rinnai Corp.	119,800	12,518,382
Rohm Co. Ltd.	289,700	29,358,775
Ryohin Keikaku Co. Ltd.	788,500	18,836,033
Santen Pharmaceutical Co. Ltd.	1,191,800	19,704,912
SBI Holdings Inc.	782,880	19,501,896
SCSK Corp.	171,800	9,550,370
Secom Co. Ltd.	694,900	62,902,405
Sega Sammy Holdings Inc.	573,938	9,138,494
Seibu Holdings Inc.	695,800	6,393,425
Seiko Epson Corp.	928,300	15,720,673
Sekisui Chemical Co. Ltd.	1,182,700	21,282,839
Sekisui House Ltd.	2,039,300	39,327,061
Seven & i Holdings Co. Ltd.	2,493,580	94,341,376
SG Holdings Co. Ltd.	1,059,700	27,237,716
Sharp Corp.	707,700	14,695,447
Shimadzu Corp.	734,900	27,972,458
Shimamura Co. Ltd.	72,900	8,077,177
Shimano Inc.	245,500	57,696,428
Shimizu Corp.	1,822,400	12,828,777
Shin-Etsu Chemical Co. Ltd.	1,172,100	203,475,978
Shinsei Bank Ltd.	515,100	6,327,127
Shionogi & Co. Ltd.	876,500	47,552,605
Shiseido Co. Ltd.	1,323,800	85,842,478
Shizuoka Bank Ltd. (The)	1,378,500	10,006,782
SMC Corp.	189,500	114,682,841
Softbank Corp.	9,505,500	125,020,999
SoftBank Group Corp.	5,187,000	401,702,049
Sohgo Security Services Co. Ltd.	236,900	11,653,231
Sompo Holdings Inc.	1,111,950	44,257,086
Sony Corp.	4,173,300	400,608,100
Square Enix Holdings Co. Ltd.	304,100	17,485,859
Stanley Electric Co. Ltd.	431,100	13,464,798
Subaru Corp.	2,036,400	39,018,276
SUMCO Corp.	866,800	18,264,108
Sumitomo Chemical Co. Ltd.	4,930,700	23,218,254
Sumitomo Corp.	3,933,800	52,115,006
Sumitomo Dainippon Pharma Co. Ltd.	592,600	9,605,446
Sumitomo Electric Industries Ltd.	2,496,100	33,199,477
Sumitomo Metal Mining Co. Ltd.	769,900	33,415,403
Sumitomo Mitsui Financial Group Inc.	4,319,900	133,894,412
Sumitomo Mitsui Trust Holdings Inc.	1,117,760	33,438,314
Sumitomo Realty & Development Co. Ltd.	1,024,100	30,900,539
Sundrug Co. Ltd.	238,000	9,445,437
Suntory Beverage & Food Ltd.	459,500	16,041,573
Suzuken Co. Ltd.	222,724	8,615,810
Suzuki Motor Corp.	1,218,900	54,812,371
Sysmex Corp.	554,200	64,765,624

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
T&D Holdings Inc.	1,780,600	$20,630,095
Taiheiyo Cement Corp.	379,400	9,429,283
Taisei Corp.	631,600	20,420,899
Taisho Pharmaceutical Holdings Co. Ltd.	113,100	7,378,318
Takeda Pharmaceutical Co. Ltd.	5,216,910	184,269,862
TDK Corp.	428,900	69,151,650
Teijin Ltd.	588,900	10,760,454
Terumo Corp.	2,136,500	82,954,033
THK Co. Ltd.	398,100	12,624,213
TIS Inc.	739,900	16,466,565
Tobu Railway Co. Ltd.	624,900	17,589,955
Toho Co. Ltd.	371,100	14,337,834
Toho Gas Co. Ltd.	245,400	14,415,302
Tohoku Electric Power Co. Inc.	1,410,000	12,080,520
Tokio Marine Holdings Inc.	2,090,900	102,512,916
Tokyo Century Corp.	142,600	11,522,957
Tokyo Electric Power Co. Holdings Inc.(a)	4,797,200	18,374,108
Tokyo Electron Ltd.	494,300	187,956,283
Tokyo Gas Co. Ltd.	1,244,600	27,217,266
Tokyu Corp.	1,654,400	19,404,969
Tokyu Fudosan Holdings Corp.	2,017,100	11,386,466
Toppan Printing Co. Ltd.	866,600	12,316,737
Toray Industries Inc.	4,589,300	29,860,367
Toshiba Corp.	1,279,900	41,748,493
Tosoh Corp.	858,500	14,743,617
TOTO Ltd.	468,600	25,915,220
Toyo Suisan Kaisha Ltd.	293,600	14,470,376
Toyoda Gosei Co. Ltd.	214,800	5,656,465
Toyota Industries Corp.	485,300	38,149,090
Toyota Motor Corp.	7,019,064	489,413,699
Toyota Tsusho Corp.	703,000	27,429,724
Trend Micro Inc.(a)	441,900	24,227,575
Tsuruha Holdings Inc.	122,300	16,260,719
Unicharm Corp.	1,335,500	59,953,675
United Urban Investment Corp.	9,804	13,325,462
USS Co. Ltd.	725,680	14,278,626
Welcia Holdings Co. Ltd.	313,500	10,660,108
West Japan Railway Co.	538,200	28,581,995
Yakult Honsha Co. Ltd.	424,500	21,651,750
Yamada Holdings Co. Ltd.	2,392,450	12,179,912
Yamaha Corp.	443,800	24,967,592
Yamaha Motor Co. Ltd.	926,600	20,356,082
Yamato Holdings Co. Ltd.	1,021,000	25,365,309
Yamazaki Baking Co. Ltd.	400,200	7,358,374
Yaskawa Electric Corp.	794,300	40,665,247
Yokogawa Electric Corp.	755,600	16,274,684
Z Holdings Corp.	8,780,122	54,545,025
ZOZO Inc.	362,100	10,144,126

		13,129,845,978

Malta — 0.0%
BGP Holdings PLC(a)(e)	33,026,812	401

Netherlands — 4.4%
ABN AMRO Bank NV, CVA(a)(c)	1,396,263	14,605,315
Adyen NV(a)(c)	60,100	125,550,137
Aegon NV	5,921,726	24,475,026
Akzo Nobel NV	638,589	65,044,899
ArcelorMittal SA(a)(b)	2,372,262	51,998,147
Argenx SE(a)	147,789	43,307,185
ASML Holding NV	1,408,675	752,074,416

Security	Shares	Value

Netherlands (continued)
Davide Campari-Milano NV	1,922,097	$20,726,842
EXOR NV	358,904	26,763,673
Heineken Holding NV	381,282	33,629,736
Heineken NV	857,799	89,561,513
ING Groep NV(a)	12,908,717	115,660,654
JDE Peet’s NV(a)	248,547	9,599,301
Just Eat Takeaway.com NV(a)(c)	418,352	48,070,839
Koninklijke Ahold Delhaize NV	3,642,734	104,398,904
Koninklijke DSM NV	570,387	99,786,698
Koninklijke KPN NV	11,822,542	36,999,620
Koninklijke Philips NV(a)	3,015,034	164,668,586
Koninklijke Vopak NV	232,175	11,759,474
NN Group NV	953,900	39,750,034
Prosus NV	1,612,985	187,770,358
QIAGEN NV(a)	763,904	41,456,752
Randstad NV(a)	394,306	24,651,520
Stellantis NV	3,646,648	55,511,818
Stellantis NV New(a)	3,390,597	51,548,124
Wolters Kluwer NV	903,518	75,125,495

		2,314,495,066

New Zealand — 0.4%
a2 Milk Co. Ltd. (The)(a)	2,456,436	20,429,877
Auckland International Airport Ltd.(a)	4,142,266	22,240,715
Fisher & Paykel Healthcare Corp. Ltd.	1,902,697	47,500,918
Mercury NZ Ltd.	2,258,188	11,595,767
Meridian Energy Ltd.	4,240,312	21,850,347
Ryman Healthcare Ltd.	1,323,758	14,844,743
Spark New Zealand Ltd.	6,079,508	21,031,205
Xero Ltd.(a)	401,826	40,045,221

		199,538,793

Norway — 0.6%
Adevinta ASA(a)	790,110	11,805,992
DNB ASA(a)	3,137,905	61,617,471
Equinor ASA	3,234,293	58,556,436
Gjensidige Forsikring ASA	661,645	15,317,020
Mowi ASA	1,456,914	32,373,217
Norsk Hydro ASA	4,450,636	19,836,225
Orkla ASA	2,485,599	24,242,942
Schibsted ASA, Class A(a)	250,690	9,490,693
Schibsted ASA, Class B(a)	324,917	10,530,518
Telenor ASA	2,315,680	38,459,519
Yara International ASA	576,781	27,008,318

		309,238,351

Portugal — 0.2%
EDP - Energias de Portugal SA	9,190,955	57,751,025
Galp Energia SGPS SA	1,656,788	16,674,298
Jeronimo Martins SGPS SA	833,032	13,637,382

		88,062,705

Singapore — 1.1%
Ascendas REIT	10,639,200	24,691,987
CapitaLand Integrated Commercial Trust	14,989,909	24,171,807
CapitaLand Ltd.	8,749,000	21,162,151
City Developments Ltd.	1,505,500	8,190,573
DBS Group Holdings Ltd.	5,939,600	112,696,201
Genting Singapore Ltd.	19,941,200	12,847,356
Keppel Corp. Ltd.	4,816,400	18,182,627
Mapletree Commercial Trust	7,153,700	11,158,284
Mapletree Logistics Trust	9,564,494	14,269,986
Oversea-Chinese Banking Corp. Ltd.(b)	10,942,398	85,091,965

58	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Singapore (continued)
Singapore Airlines Ltd.(a)	4,420,900	$13,691,432
Singapore Exchange Ltd.	2,752,600	20,534,052
Singapore Technologies Engineering Ltd.(b)	5,154,900	14,410,880
Singapore Telecommunications Ltd.	27,019,785	48,049,652
Suntec REIT(b)	6,563,300	7,912,953
United Overseas Bank Ltd.	3,893,200	68,587,910
UOL Group Ltd.	1,536,200	8,473,351
Venture Corp. Ltd.	912,100	13,635,795
Wilmar International Ltd.	6,364,900	25,275,430

		553,034,392

Spain — 2.3%
ACS Actividades de Construccion y Servicios SA	885,147	27,658,391
Aena SME SA(a)(c)	223,384	34,547,848
Amadeus IT Group SA	1,490,880	95,164,133
Banco Bilbao Vizcaya Argentaria SA	22,066,672	100,988,751
Banco Santander SA(a)	57,387,037	168,372,622
CaixaBank SA(a)	11,876,965	30,114,001
Cellnex Telecom SA(c)	1,047,004	61,450,570
Enagas SA	852,401	18,821,703
Endesa SA	1,051,149	26,945,564
Ferrovial SA	1,610,671	38,754,508
Grifols SA	987,162	29,143,066
Iberdrola SA	19,964,119	271,285,560
Iberdrola SA, New	285,202	3,875,508
Industria de Diseno Textil SA	3,609,979	107,407,350
Naturgy Energy Group SA	976,970	25,293,284
Red Electrica Corp. SA	1,482,474	28,204,563
Repsol SA	5,011,135	49,446,963
Siemens Gamesa Renewable Energy SA	788,960	32,483,820
Telefonica SA(a)	16,757,487	72,354,718

		1,222,312,923

Sweden — 3.3%
Alfa Laval AB(a)	1,041,110	27,444,497
Assa Abloy AB, Class B	3,317,000	82,461,626
Atlas Copco AB, Class A	2,222,309	121,485,318
Atlas Copco AB, Class B	1,291,389	60,891,250
Boliden AB	905,157	29,880,161
Electrolux AB, Series B	746,206	18,335,928
Epiroc AB, Class A	2,180,933	42,031,894
Epiroc AB, Class B	1,290,574	22,277,586
EQT AB	788,450	24,711,969
Essity AB, Class B	2,014,021	64,623,322
Evolution Gaming Group AB(c)	529,524	51,842,888
Fastighets AB Balder, Class B(a)	335,117	16,871,403
Hennes & Mauritz AB, Class B(a)	2,658,668	57,127,269
Hexagon AB, Class B	931,398	81,841,335
Husqvarna AB, Class B	1,383,325	17,211,545
ICA Gruppen AB	332,536	16,737,472
Industrivarden AB, Class A(a)	354,285	11,984,504
Industrivarden AB, Class C(a)	527,803	16,884,779
Investment AB Latour, Class B	490,328	11,030,180
Investor AB, Class B	1,507,377	111,173,023
Kinnevik AB, Class B	800,580	39,478,578
L E Lundbergforetagen AB, Class B(a)	251,514	13,290,415
Lundin Energy AB	614,678	16,852,723
Nibe Industrier AB, Class B	1,031,998	34,624,778
Sandvik AB(a)	3,736,133	93,643,826
Securitas AB, Class B	1,035,716	16,069,322
Skandinaviska Enskilda Banken AB, Class A(a)	5,386,089	59,068,500

Security	Shares	Value

Sweden (continued)
Skanska AB, Class B	1,125,807	$29,271,752
SKF AB, Class B	1,260,168	34,701,495
Svenska Cellulosa AB SCA, Class B(a)	2,005,053	35,489,261
Svenska Handelsbanken AB, Class A(a)	5,148,829	51,793,924
Swedbank AB, Class A(a)	2,997,003	56,763,015
Swedish Match AB	536,784	41,625,399
Tele2 AB, Class B	1,652,658	22,913,493
Telefonaktiebolaget LM Ericsson, Class B	9,659,383	122,502,574
Telia Co. AB	8,120,525	35,774,741
Volvo AB, Class B(a)	4,712,651	116,988,221

		1,707,699,966

Switzerland — 9.6%
ABB Ltd., Registered	6,098,971	180,583,292
Adecco Group AG, Registered	512,850	32,191,484
Alcon Inc.(a)	1,627,230	117,066,906
Baloise Holding AG, Registered	153,424	25,748,879
Banque Cantonale Vaudoise, Registered	100,159	10,639,642
Barry Callebaut AG, Registered	9,991	22,225,932
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	3,396	29,508,858
Chocoladefabriken Lindt & Spruengli AG, Registered	336	31,386,691
Cie. Financiere Richemont SA, Class A, Registered	1,727,504	160,943,718
Clariant AG, Registered	660,384	14,074,731
Coca-Cola HBC AG	662,063	19,664,806
Credit Suisse Group AG, Registered	8,100,565	107,039,278
EMS-Chemie Holding AG, Registered	27,091	25,610,984
Geberit AG, Registered	122,585	75,182,527
Givaudan SA, Registered	30,558	123,523,570
Julius Baer Group Ltd.	740,674	44,959,978
Kuehne + Nagel International AG, Registered	178,707	40,799,676
LafargeHolcim Ltd., Registered	1,732,600	93,972,516
Logitech International SA, Registered	544,234	56,809,318
Lonza Group AG, Registered	246,447	157,907,812
Nestle SA, Registered	9,534,368	1,072,187,696
Novartis AG, Registered	7,348,032	665,172,006
Partners Group Holding AG	61,853	73,318,332
Roche Holding AG, NVS	2,325,058	802,767,047
Schindler Holding AG, Participation Certificates, NVS	134,748	35,671,261
Schindler Holding AG, Registered	66,596	17,577,272
SGS SA, Registered	20,030	60,995,133
Siemens Energy AG(a)	1,322,616	49,137,357
Sika AG, Registered	469,210	127,851,286
Sonova Holding AG, Registered(a)	181,151	43,862,326
Straumann Holding AG, Registered	34,217	38,063,335
Swatch Group AG (The), Bearer	95,761	27,664,767
Swatch Group AG (The), Registered	174,731	9,869,866
Swiss Life Holding AG, Registered	100,651	46,037,423
Swiss Prime Site AG, Registered	251,416	24,502,886
Swiss Re AG	945,652	83,616,217
Swisscom AG, Registered	85,717	46,770,494
Temenos AG, Registered	220,810	28,010,801
UBS Group AG, Registered	12,132,583	175,592,408
Vifor Pharma AG	150,577	20,514,762
Zurich Insurance Group AG	497,932	199,374,301

		5,018,397,574

United Kingdom — 13.7%
3i Group PLC	3,220,452	49,154,142
Admiral Group PLC	632,507	25,031,861
Anglo American PLC	4,059,836	134,579,706

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Antofagasta PLC	1,305,036	$25,626,680
Ashtead Group PLC	1,486,944	75,406,319
Associated British Foods PLC(a)	1,178,983	34,273,797
AstraZeneca PLC	4,342,850	446,733,423
Auto Trader Group PLC(c)	3,194,003	24,737,069
AVEVA Group PLC	380,094	18,977,924
Aviva PLC	12,998,423	59,831,308
BAE Systems PLC	10,645,386	67,550,910
Barclays PLC(a)	57,409,434	105,275,777
Barratt Developments PLC(a)	3,369,984	29,561,507
Berkeley Group Holdings PLC	416,014	23,930,519
BP PLC	67,060,263	250,016,635
British American Tobacco PLC	7,592,515	277,072,071
British Land Co. PLC (The)	2,913,450	17,951,364
BT Group PLC	29,537,383	50,944,285
Bunzl PLC	1,114,864	35,976,886
Burberry Group PLC(a)	1,339,342	31,606,386
Coca-Cola European Partners PLC	676,353	31,430,124
Compass Group PLC(a)	5,903,484	106,237,841
Croda International PLC	461,722	39,855,546
DCC PLC	326,020	24,694,618
Diageo PLC	7,735,575	313,257,295
Direct Line Insurance Group PLC	4,515,841	18,597,258
Entain PLC(a)	1,931,201	32,910,394
Evraz PLC	1,693,267	11,658,525
Experian PLC	3,032,898	106,451,669
Ferguson PLC	744,253	86,891,144
Fresnillo PLC	610,865	8,284,383
GlaxoSmithKline PLC	16,604,385	309,411,508
Glencore PLC(a)	33,071,562	111,899,779
Halma PLC	1,256,396	42,597,239
Hargreaves Lansdown PLC	1,097,452	25,747,457
Hikma Pharmaceuticals PLC	571,952	18,841,855
HSBC Holdings PLC(a)	67,402,555	354,262,659
Imperial Brands PLC	3,132,038	63,223,448
Informa PLC(a)	4,971,168	34,104,736
InterContinental Hotels Group PLC(a)	574,258	35,651,301
Intertek Group PLC	534,114	40,471,516
J Sainsbury PLC	5,886,367	19,755,242
JD Sports Fashion PLC(a)	1,449,366	14,867,313
Johnson Matthey PLC	640,479	25,963,012
Kingfisher PLC(a)	6,983,255	26,629,781
Land Securities Group PLC	2,331,139	19,677,286
Legal & General Group PLC	19,746,447	66,162,607
Lloyds Banking Group PLC(a)	234,265,356	106,158,758
London Stock Exchange Group PLC	1,046,770	124,854,705
M&G PLC	8,604,119	20,782,896
Melrose Industries PLC(a)	16,077,886	37,201,690
Mondi PLC	1,606,889	38,118,671
National Grid PLC	11,649,678	135,977,379
Natwest Group PLC(a)	16,050,567	32,531,984
Next PLC(a)	439,982	46,703,370
NMC Health PLC(a)(e)	473,933	7
Ocado Group PLC(a)	1,608,881	61,352,692
Pearson PLC	2,491,342	27,799,948
Persimmon PLC	1,055,505	36,974,693
Phoenix Group Holdings PLC	1,818,600	16,851,792
Prudential PLC	8,633,750	139,010,031
Reckitt Benckiser Group PLC	2,353,746	200,329,537
RELX PLC	6,392,875	159,113,873

Security	Shares	Value

United Kingdom (continued)
Rentokil Initial PLC(a)	6,136,721	$41,932,482
Rio Tinto PLC	3,713,241	284,984,386
Rolls-Royce Holdings PLC(a)	27,691,849	34,870,254
Royal Dutch Shell PLC, Class A	13,572,622	249,375,444
Royal Dutch Shell PLC, Class B	12,265,227	214,271,693
RSA Insurance Group PLC	3,423,757	31,735,148
Sage Group PLC (The)	3,610,291	29,240,231
Schroders PLC	411,399	19,303,765
Segro PLC	3,941,349	51,643,792
Severn Trent PLC	790,108	25,084,654
Smith & Nephew PLC	2,897,688	61,337,910
Smiths Group PLC	1,311,219	25,541,029
Spirax-Sarco Engineering PLC	244,025	37,128,543
SSE PLC	3,440,710	70,115,783
St. James’s Place PLC	1,776,734	28,631,185
Standard Chartered PLC(a)	8,878,296	54,131,045
Standard Life Aberdeen PLC	7,421,264	30,786,649
Taylor Wimpey PLC(a)	12,060,810	24,254,910
Tesco PLC	32,410,551	106,547,774
Unilever PLC	8,701,212	506,616,612
United Utilities Group PLC	2,256,638	28,577,276
Vodafone Group PLC	88,771,218	152,180,763
Whitbread PLC(a)	667,943	25,562,904
Wm Morrison Supermarkets PLC	7,962,330	19,620,834
WPP PLC	4,055,098	42,643,273

		7,153,654,470

Total Common Stocks — 98.7% (Cost: $46,561,061,889)		51,471,414,028

Preferred Stocks

Germany — 0.6%
Bayerische Motoren Werke AG, Preference Shares, NVS	187,984	12,321,196
Fuchs Petrolub SE, Preference Shares, NVS	229,676	13,092,246
Henkel AG & Co. KGaA, Preference Shares, NVS	589,611	61,245,225
Porsche Automobil Holding SE, Preference Shares, NVS	506,751	35,399,978
Sartorius AG, Preference Shares, NVS	117,709	58,717,716
Volkswagen AG, Preference Shares, NVS	614,174	116,729,271

		297,505,632

Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	19,948,345	9,475,981

Total Preferred Stocks — 0.6% (Cost: $307,543,262)		306,981,613

Rights

Spain — 0.0%
ACS Actividades de Construccion y Servicios SA (Expires 02/10/21)(a)	885,147	436,599

Total Rights — 0.0% (Cost: $486,125)		436,599

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(f)(g)(h)	118,676,906	118,748,112

60	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(f)(g)	13,510,000	$13,510,000

		132,258,112

Total Short-Term Investments — 0.3% (Cost: $132,152,781)		132,258,112

Total Investments in Securities — 99.6% (Cost: $47,001,244,057)		51,911,090,352

Other Assets, Less Liabilities — 0.4%		224,216,082

Net Assets — 100.0%		$52,135,306,434

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$425,334,940	$—	$(306,413,649	)(a)	$18,789	$(191,968)	$118,748,112	118,676,906	$1,539,402	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	14,200,000	—	(690,000	)(a)	—	—	13,510,000	13,510,000	6,551		—

					$18,789	$(191,968)	$132,258,112		$1,545,953		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
ASX SPI 200 Index	294	03/18/21	$36,887	$(165,419)
Euro STOXX 50 Index	2,947	03/19/21	124,523	(1,317,218)
FTSE 100 Index	781	03/19/21	68,220	(1,598,631)
TOPIX Index	626	03/11/21	107,866	2,506,841

				$(574,427)

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$2,506,841

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI EAFE ETF

Derivative Financial Instruments Categorized by Risk Exposure (continued)

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$3,081,268

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended January 31, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$40,421,177

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$11,675,935

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$323,685,772

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$51,467,538,112	$3,875,508	$408	$51,471,414,028
Preferred Stocks	306,981,613	—	—	306,981,613
Rights	436,599	—	—	436,599
Money Market Funds	132,258,112	—	—	132,258,112

	$51,907,214,436	$3,875,508	$408	$51,911,090,352

Derivative financial instruments(a)
Assets
Futures Contracts	$2,506,841	$—	$—	$2,506,841
Liabilities
Futures Contracts	(3,081,268)	—	—	(3,081,268)

	$(574,427)	$—	$—	$(574,427)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

62	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2021	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 9.0%
Abacus Property Group	1,799,056	$3,768,290
Accent Group Ltd.	1,395,648	2,484,282
Adbri Ltd.	1,647,643	3,628,123
AET&D Holdings No. 1 Pty Ltd.(a)(b)	169,200	1
Alkane Resources Ltd.(b)(c)	1,768,854	1,078,937
ALS Ltd.	2,017,766	15,434,867
Altium Ltd.	503,692	11,879,711
Alumina Ltd.	10,308,614	13,406,238
Ansell Ltd.	541,284	15,283,047
Appen Ltd.	473,158	8,106,471
ARB Corp. Ltd.	302,818	8,166,650
Atlas Arteria Ltd.	4,016,727	19,508,010
AUB Group Ltd.	313,280	3,898,706
Austal Ltd.	1,365,058	2,691,666
Australian Agricultural Co. Ltd.(b)(c)	2,583,296	2,190,148
Australian Pharmaceutical Industries Ltd.	2,015,163	1,963,590
Aventus Group	1,152,790	2,396,936
Bank of Queensland Ltd.	1,896,220	11,595,353
Bapcor Ltd.	1,418,294	8,183,160
Beach Energy Ltd.	7,085,248	8,942,478
Bega Cheese Ltd.	1,271,189	5,461,791
Bellevue Gold Ltd.(b)	3,224,793	2,474,223
Bendigo & Adelaide Bank Ltd.	2,212,530	15,617,587
Bingo Industries Ltd.(c)	1,507,500	3,735,913
Blackmores Ltd.(b)	62,319	3,511,001
Boral Ltd.	5,138,814	19,082,937
Bravura Solutions Ltd.	1,046,237	2,432,258
Breville Group Ltd.	402,046	8,948,710
Brickworks Ltd.	318,418	4,546,539
BWP Trust	2,066,511	6,817,782
BWX Ltd.	536,487	1,683,525
carsales.com Ltd.	959,318	14,441,042
Cedar Woods Properties Ltd.	480,566	2,592,062
Centuria Capital Group	1,689,648	3,020,571
Centuria Industrial REIT	1,819,908	4,286,716
Centuria Office REIT(c)	1,502,163	2,253,205
Chalice Mining Ltd.(b)	1,170,115	3,528,239
Challenger Ltd.	2,397,858	12,252,780
Champion Iron Ltd.(b)	1,304,863	5,115,908
Charter Hall Group	1,955,239	20,432,142
Charter Hall Long Wale REIT	2,166,206	7,678,540
Charter Hall Retail REIT	2,100,761	5,738,040
Charter Hall Social Infrastructure REIT	1,286,923	3,051,041
Cleanaway Waste Management Ltd.	8,192,508	13,954,259
Clinuvel Pharmaceuticals Ltd.(c)	171,975	2,884,380
Codan Ltd./Australia	418,187	3,843,831
Collins Foods Ltd.	435,052	3,221,109
Cooper Energy Ltd.(b)	6,285,555	1,567,343
Corporate Travel Management Ltd.(b)	462,240	5,904,984
Costa Group Holdings Ltd.	1,520,184	4,572,136
Credit Corp. Group Ltd.	280,528	6,108,373
Cromwell Property Group	6,470,275	4,021,098
CSR Ltd.	2,028,841	8,203,432
Data#3 Ltd.	590,660	2,569,553
De Grey Mining Ltd.(b)(c)	3,761,486	2,756,130
Deterra Royalties Ltd.(b)	1,742,697	5,762,834
Dicker Data Ltd.	181,077	1,604,657
Domain Holdings Australia Ltd.	978,620	3,746,723

Security	Shares	Value

Australia (continued)
Domino’s Pizza Enterprises Ltd.	252,799	$17,848,204
Downer EDI Ltd.	2,915,251	11,541,509
Eagers Automotive Ltd.	647,439	6,616,678
Ecofibre Ltd.(b)	583,256	765,231
Elders Ltd.	626,169	5,111,756
Electro Optic Systems Holdings Ltd.(b)(c)	536,185	2,143,331
Emeco Holdings Ltd.(b)(c)	1,897,201	1,630,303
EML Payments Ltd.(b)	1,216,758	3,594,197
Flight Centre Travel Group Ltd.(b)(c)	596,907	6,448,315
Freedom Foods Group Ltd.(a)(b)(c)	445,256	514,142
G8 Education Ltd.	3,607,690	3,141,681
GDI Property Group	3,914,782	3,469,177
Genworth Mortgage Insurance Australia Ltd.	875,950	1,532,326
Gold Road Resources Ltd.(b)	3,200,770	2,959,228
GrainCorp Ltd., Class A	965,597	2,993,052
Growthpoint Properties Australia Ltd.	970,388	2,382,497
GUD Holdings Ltd.	370,181	3,388,375
GWA Group Ltd.	965,415	2,555,466
Hansen Technologies Ltd.	707,987	2,102,196
Harvey Norman Holdings Ltd.	2,340,918	9,591,011
Healius Ltd.	2,218,112	6,603,165
Home Consortium Ltd.	598,167	1,840,364
HT&E Ltd.	136,804	193,132
HUB24 Ltd.(c)	214,178	4,017,822
IDP Education Ltd.	646,499	11,398,687
IGO Ltd.	2,868,668	14,130,329
Iluka Resources Ltd.	1,762,431	8,721,853
Incitec Pivot Ltd.(b)	8,130,000	16,467,642
Ingenia Communities Group	1,191,601	4,589,565
Inghams Group Ltd.	1,313,174	3,314,783
Integral Diagnostics Ltd.	655,009	2,266,526
Integrated Research Ltd.	524,996	1,027,148
Investec Australia Property Fund	2,160,466	2,171,479
InvoCare Ltd.	607,271	5,199,765
IOOF Holdings Ltd.	2,551,023	6,106,691
IPH Ltd.	897,840	4,360,533
IRESS Ltd.	790,199	6,062,803
JB Hi-Fi Ltd.	480,367	19,080,435
Jumbo Interactive Ltd.	223,920	2,410,391
Jupiter Mines Ltd.(c)	5,786,525	1,309,715
Kogan.com Ltd.	290,118	4,004,449
Lifestyle Communities Ltd.(c)	384,464	3,710,849
Link Administration Holdings Ltd.	2,253,691	8,265,311
Lovisa Holdings Ltd.	210,543	1,717,161
Lynas Rare Earths Ltd.(b)	3,688,422	13,527,123
Mayne Pharma Group Ltd.(b)	6,287,392	1,519,561
McMillan Shakespeare Ltd.	279,886	2,722,936
Megaport Ltd.(b)	526,441	5,444,732
Mesoblast Ltd.(b)(c)	2,072,528	3,784,551
Metcash Ltd.	4,283,883	11,240,889
Mineral Resources Ltd.	676,728	17,835,194
Moelis Australia Ltd.(c)	199,122	664,577
Monadelphous Group Ltd.	385,883	3,837,051
Mount Gibson Iron Ltd.	1,770,100	1,154,393
Nanosonics Ltd.(b)	1,090,315	5,721,963
National Storage REIT	4,106,159	6,017,361
nearmap Ltd.(b)(c)	1,720,116	2,824,285
Netwealth Group Ltd.	400,341	5,301,610
New Hope Corp. Ltd.	1,789,493	1,846,670
NEXTDC Ltd.(b)	1,907,918	16,980,663

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Australia (continued)
NIB Holdings Ltd.	1,912,680	$8,100,621
Nick Scali Ltd.	307,427	2,429,496
Nickel Mines Ltd.	4,236,762	4,095,827
Nine Entertainment Co. Holdings Ltd.	5,969,296	11,037,662
NRW Holdings Ltd.	1,721,103	3,776,677
Nufarm Ltd./Australia(b)	1,188,037	4,420,879
Omni Bridgeway Ltd.	1,059,796	3,211,858
oOh!media Ltd.	2,476,184	3,011,266
Orocobre Ltd.(b)(c)	1,170,324	4,489,656
Orora Ltd.	4,083,215	7,863,446
OZ Minerals Ltd.	1,353,636	19,369,467
Pact Group Holdings Ltd.	1,018,281	1,875,063
Pendal Group Ltd.	930,803	4,413,501
Perenti Global Ltd.	2,503,678	2,497,231
Perpetual Ltd.	227,325	5,628,376
Perseus Mining Ltd.(b)	4,933,715	4,466,764
Pilbara Minerals Ltd.(b)	7,944,344	5,668,628
Pinnacle Investment Management Group Ltd.	406,442	2,301,399
Platinum Asset Management Ltd.	1,204,484	3,835,183
PointsBet Holdings Ltd.(b)	575,369	6,891,064
PolyNovo Ltd.(b)	2,426,415	4,896,185
Premier Investments Ltd.	367,282	6,320,710
Pro Medicus Ltd.	198,276	6,517,133
Qube Holdings Ltd.	7,525,569	16,455,881
Ramelius Resources Ltd.	3,269,064	3,837,530
Redbubble Ltd.(b)	800,277	4,113,884
Regis Resources Ltd.	2,152,820	5,995,857
Reliance Worldwide Corp. Ltd.	3,325,011	10,893,261
Resolute Mining Ltd.(b)	4,605,863	2,438,356
Rural Funds Group(c)	1,236,149	2,323,667
Sandfire Resources Ltd.	721,004	2,644,250
Saracen Mineral Holdings Ltd.(b)	4,426,950	16,541,334
SeaLink Travel Group Ltd.	460,986	2,281,310
Select Harvests Ltd.	490,220	1,959,592
Service Stream Ltd.	1,736,259	2,537,736
Seven Group Holdings Ltd.	568,852	9,776,519
SG Fleet Group Ltd.	619,486	1,140,722
Shopping Centres Australasia Property Group	4,494,204	8,034,256
Sigma Healthcare Ltd.(b)	5,091,225	2,578,120
Silver Lake Resources Ltd.(b)	3,815,273	4,698,266
Sims Ltd.	710,338	6,665,434
SmartGroup Corp. Ltd.	496,367	2,681,097
Southern Cross Media Group Ltd.(b)	1,113,311	1,845,046
Spark Infrastructure Group	7,158,605	12,083,369
St. Barbara Ltd.	2,971,102	5,037,868
Star Entertainment Grp Ltd. (The)	3,537,363	9,363,445
Steadfast Group Ltd.	3,586,335	11,006,463
Super Retail Group Ltd.	656,112	5,668,306
Tassal Group Ltd.	1,040,119	2,777,149
Technology One Ltd.	1,006,307	6,663,129
Temple & Webster Group Ltd.(b)	330,109	2,894,947
Tyro Payments Ltd.(b)	773,186	1,494,932
United Malt Grp Ltd.	1,193,718	3,672,680
Viva Energy Group Ltd.(d)	3,766,871	5,043,281
Vocus Group Ltd.(b)	2,333,995	7,377,922
Waypoint REIT	2,893,508	5,705,514
Webjet Ltd.(c)	1,354,432	4,967,319
West African Resources Ltd.(b)	3,510,207	2,464,284
Western Areas Ltd.(c)	1,183,231	2,124,332
Westgold Resources Ltd.(b)	1,577,922	2,845,053

Security	Shares	Value

Australia (continued)
Whitehaven Coal Ltd.(c)	3,668,979	$4,208,462
Worley Ltd.	1,408,671	12,342,770
Zip Co. Ltd.(b)(c)	1,733,142	9,667,307

		1,057,721,632

Austria — 1.2%
Agrana Beteiligungs AG	10,995	233,495
ams AG(b)	1,103,427	27,734,519
ANDRITZ AG	286,906	13,663,635
AT&S Austria Technologie & Systemtechnik AG	106,930	3,416,613
BAWAG Group AG(b)(d)	299,364	13,114,926
CA Immobilien Anlagen AG	280,004	12,076,279
DO & CO AG(b)(c)	29,588	2,023,786
EVN AG	176,435	4,132,685
FACC AG(b)(c)	112,789	1,392,198
IMMOFINANZ AG(b)	362,645	7,674,859
Lenzing AG(b)	56,717	7,303,981
Oesterreichische Post AG(c)	145,571	6,163,369
Palfinger AG	36,348	1,296,072
Porr AG(b)(c)	28,442	480,303
S IMMO AG	224,907	4,858,199
S&T AG(b)(c)	197,633	5,200,660
Schoeller-Bleckmann Oilfield Equipment AG	50,266	1,896,166
Semperit AG Holding(b)	15,937	500,504
Telekom Austria AG	611,777	4,660,164
UNIQA Insurance Group AG	518,365	4,017,879
Vienna Insurance Group AG Wiener Versicherung Gruppe	126,819	3,250,928
Wienerberger AG	493,963	16,827,243
Zumtobel Group AG	171,084	1,411,301

		143,329,764

Belgium — 1.6%
Ackermans & van Haaren NV	98,606	15,118,310
Aedifica SA	138,420	16,766,196
AGFA-Gevaert NV(b)	736,275	3,421,465
Barco NV	291,435	5,652,638
Befimmo SA	86,961	3,708,277
Bekaert SA	153,170	5,284,849
Biocartis Group NV(b)(c)(d)	170,539	933,381
bpost SA(b)	419,830	4,990,854
Cie. d’Entreprises CFE(b)	30,440	3,095,356
Cofinimmo SA	106,520	15,969,336
D’ieteren SA/NV	94,168	7,447,746
Econocom Group SA/NV	566,092	1,753,750
Euronav NV	741,288	5,961,911
Fagron	256,086	6,346,825
Gimv NV	88,250	5,274,974
Intervest Offices & Warehouses NV	114,050	3,076,018
Ion Beam Applications(c)	105,704	1,841,540
KBC Ancora(b)	163,697	6,415,723
Kinepolis Group NV(b)(c)	58,351	2,396,103
Melexis NV	85,246	9,559,083
Mithra Pharmaceuticals SA(b)(c)	80,057	1,931,608
Montea C.V.A	41,156	5,030,043
Ontex Group NV(b)	279,623	3,181,422
Orange Belgium SA	133,303	3,603,384
Recticel SA	149,938	2,171,343
Retail Estates NV	30,670	2,243,111
Sioen Industries NV(b)	2,785	76,129
Telenet Group Holding NV	187,546	8,002,079

64	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Belgium (continued)
Tessenderlo Group SA(b)	114,187	$4,883,148
Van de Velde NV	4,613	122,175
Warehouses De Pauw CVA	549,878	19,800,907
X-Fab Silicon Foundries SE(b)(d)	219,620	1,776,997
Xior Student Housing NV	71,374	4,370,299

		182,206,980

Denmark — 1.6%
ALK-Abello A/S(b)	27,790	10,930,794
Alm Brand A/S	317,980	3,573,509
Amagerbanken A/S(a)(b)	130,550	0	(e)
Bavarian Nordic A/S(b)(c)	246,326	8,843,916
Better Collective AS(b)	98,835	2,349,104
Brodrene Hartmann AS(b)	8,945	717,412
Chemometec A/S	51,695	4,306,509
D/S Norden A/S	117,256	2,106,854
Dfds A/S(b)	147,894	6,580,583
Drilling Co. of 1972 A/S (The)(b)	82,517	2,288,694
FLSmidth & Co. A/S(b)	172,943	6,087,752
ISS A/S(b)	660,625	11,438,460
Jyske Bank A/S, Registered(b)(c)	240,778	9,085,220
Matas A/S(b)	170,417	2,121,166
Netcompany Group A/S(b)(d)	166,771	15,622,863
Nilfisk Holding A/S(b)	96,197	2,146,441
NKT A/S(b)	180,214	7,429,927
NNIT A/S(d)	46,107	798,324
Per Aarsleff Holding A/S	80,084	3,721,643
Ringkjoebing Landbobank A/S	115,482	10,167,396
Royal Unibrew A/S	210,056	20,847,766
Scandinavian Tobacco Group A/S(d)	270,347	4,914,999
Schouw & Co. A/S	55,640	5,625,802
SimCorp A/S	170,158	22,152,226
Spar Nord Bank A/S(b)	337,836	3,095,818
Sydbank A/S(b)	255,030	5,340,550
Topdanmark A/S	187,096	8,654,947
Zealand Pharma A/S(b)	125,576	4,047,067

		184,995,742

Finland — 1.7%
Adapteo OYJ(b)	168,320	1,771,991
Admicom OYJ	12,900	1,723,943
Aktia Bank OYJ	150,674	1,744,503
BasWare OYJ(b)	38,712	1,841,272
Cargotec OYJ, Class B	172,622	7,524,699
Caverion OYJ(b)	420,375	3,023,424
Citycon OYJ(c)	248,545	2,442,835
Finnair OYJ(b)(c)	2,724,222	2,061,917
F-Secure OYJ(b)	548,540	2,585,714
Huhtamaki OYJ	408,866	20,127,553
Kemira OYJ	418,776	7,107,530
Kojamo OYJ	517,556	11,053,931
Konecranes OYJ	264,409	9,656,189
Metsa Board OYJ	749,956	8,086,204
Metso Outotec OYJ	2,608,696	26,146,765
Musti Group OYJ	127,489	3,992,971
Neles OYJ	439,292	5,673,187
Nokian Renkaat OYJ	550,997	20,256,234
Oriola OYJ, Class B	776,653	1,910,700
Outokumpu OYJ(b)	1,281,805	5,990,798
Revenio Group OYJ	84,021	5,134,479
Rovio Entertainment OYJ(c)(d)	172,342	1,437,382

Security	Shares	Value

Finland (continued)
Sanoma OYJ	309,421	$5,939,466
TietoEVRY OYJ	411,278	13,560,817
TietoEVRY OYJ, New	12,844	422,580
Tokmanni Group Corp.	198,428	3,847,480
Uponor OYJ	238,285	5,610,364
Valmet OYJ	569,476	18,299,602
YIT OYJ	576,407	3,431,357

		202,405,887

France — 3.0%
AB Science SA(b)(c)	119,065	2,349,150
ABC arbitrage	56,507	508,013
Air France-KLM(b)(c)	794,369	4,708,620
Akka Technologies(b)(c)	53,571	1,500,173
AKWEL	19,010	487,310
Albioma SA	108,820	5,546,017
ALD SA(d)	424,539	5,838,544
Alten SA(b)	122,735	12,987,547
APERAM SA	210,662	9,124,021
Aubay	18,906	846,404
Beneteau SA	171,239	2,344,591
Boiron SA	30,907	1,284,173
Bonduelle SCA	72,874	1,797,253
Carmila SA	210,262	2,881,446
Casino Guichard Perrachon SA(b)(c)	182,526	6,209,024
Cellectis SA(b)(c)	133,984	3,792,708
CGG SA(b)	2,995,951	3,055,960
Chargeurs SA	64,538	1,452,102
Cie. des Alpes	19,424	411,081
Cie. Plastic Omnium SA	246,817	9,715,398
Coface SA(b)	386,318	3,811,022
Derichebourg SA(b)	457,557	3,099,064
Devoteam SA(b)	6,155	732,816
Elior Group SA(d)	395,691	2,502,174
Elis SA(b)	791,941	11,968,886
Eramet SA(b)	40,964	2,212,150
Eutelsat Communications SA	723,729	8,655,419
FFP	23,921	2,641,702
Fnac Darty SA(b)	72,596	4,094,099
Gaztransport Et Technigaz SA	95,125	8,713,779
Groupe Crit(b)	2,785	215,529
Groupe Guillin	7,742	229,971
Guerbet	32,186	1,304,077
ICADE	123,983	8,954,772
ID Logistics Group(b)	13,105	3,582,285
Imerys SA	141,374	6,705,326
Innate Pharma SA(b)(c)	302,380	1,296,786
Interparfums SA(b)	70,922	3,795,486
IPSOS	171,052	5,486,212
JCDecaux SA(b)	318,533	6,214,991
Kaufman & Broad SA	72,007	3,311,167
Korian SA(b)	284,890	10,556,442
Lagardere SCA(b)(c)	219,634	5,123,200
LISI(b)	78,182	1,791,385
LNA Sante SA	10,926	655,072
Maisons du Monde SA(b)(d)	194,998	3,423,249
Manitou BF SA	58,314	1,941,172
McPhy Energy SA(b)	87,863	3,282,401
Mercialys SA	270,127	2,454,766
Mersen SA(b)	75,987	2,326,379
Metropole Television SA(b)	129,020	2,197,585

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Nacon SA(b)	90,394	$867,575
Neoen SA(b)(d)	127,533	9,017,499
Nexans SA(b)	110,227	8,229,063
Nexity SA	174,688	7,882,165
Novacyt SA(b)	296,727	3,597,726
Pharmagest Interactive(c)	16,019	2,234,178
Quadient SA	151,802	3,321,481
Rexel SA(b)	1,024,742	15,642,911
Rubis SCA	391,268	17,749,625
SMCP SA(b)(d)	144,899	729,501
Societe BIC SA	106,196	6,071,565
SOITEC(b)	91,176	18,387,774
Solutions 30 SE(b)(c)	353,467	4,680,755
Sopra Steria Group(b)	68,695	11,425,340
SPIE SA(b)	498,032	11,072,581
Synergie SE(b)	42,503	1,621,399
Tarkett SA(b)	139,677	2,499,587
Television Francaise 1(b)	208,649	1,814,972
Trigano SA	36,261	6,387,756
Valneva SE(b)	268,482	3,092,175
Verallia SA(d)	131,101	4,324,306
Vicat SA	77,138	3,322,195
Vilmorin & Cie SA	19,855	1,230,214
Virbac SA(b)	18,072	4,709,492

		350,030,734

Germany — 5.2%
Aareal Bank AG(b)	250,976	5,744,518
Adesso SE	11,773	1,651,999
ADLER Group SA(b)(d)	346,068	10,452,089
ADVA Optical Networking SE(b)	223,290	2,455,039
Aixtron SE(b)	477,544	8,946,194
Allgeier SE(c)	31,260	827,915
alstria office REIT-AG	680,001	11,731,092
Amadeus Fire AG(b)	24,689	3,389,397
AURELIUS Equity Opportunities SE & Co. KGaA(b)(c)	98,646	2,190,767
Aurubis AG	141,400	10,925,644
Basler AG	6,180	636,685
BayWa AG	66,501	2,617,663
Bertrandt AG	31,164	1,637,495
bet-at-home.com AG	11,203	519,242
Bilfinger SE(c)	120,477	4,086,581
Borussia Dortmund GmbH & Co. KGaA(b)(c)	279,159	1,743,232
Cancom SE	162,898	9,697,334
Ceconomy AG(b)	676,100	4,357,495
Cewe Stiftung & Co. KGaA	18,551	2,492,660
CompuGroup Medical SE & Co. KgaA	101,692	10,081,322
Corestate Capital Holding SA(b)(c)	96,577	1,748,238
CropEnergies AG	118,939	1,806,237
CTS Eventim AG & Co. KGaA(b)	243,152	14,380,333
Datagroup SE	19,466	1,336,182
Dermapharm Holding SE	80,418	5,672,452
Deutsche Beteiligungs AG	28,102	1,229,080
Deutsche EuroShop AG(b)	208,189	4,471,782
Deutsche Pfandbriefbank AG(b)(d)	563,106	5,555,034
Deutz AG(b)	516,631	3,364,231
DIC Asset AG	197,195	3,339,637
Draegerwerk AG & Co. KGaA	13,057	1,085,026
Duerr AG	218,269	8,893,970
Eckert & Ziegler Strahlen- und Medizintechnik AG	57,999	3,868,418
Elmos Semiconductor SE	33,711	1,345,388

Security	Shares	Value

Germany (continued)
ElringKlinger AG(b)	127,606	$2,409,143
Encavis AG(c)	379,906	10,361,748
Evotec SE(b)(c)	542,370	21,415,073
Exasol AG(b)	47,019	1,313,838
Flatexdegiro AG(b)	86,338	7,982,284
Fraport AG Frankfurt Airport Services Worldwide(b)	157,649	8,576,614
Freenet AG	533,733	11,169,245
Gerresheimer AG	131,839	14,055,023
Grand City Properties SA	454,459	11,329,549
Grenke AG(c)	116,516	5,798,105
Hamborner REIT AG	285,168	3,234,809
Hamburger Hafen und Logistik AG	90,464	1,956,304
Home24 SE(b)	105,759	2,727,771
Hornbach Baumarkt AG	35,208	1,486,403
Hornbach Holding AG & Co. KGaA	44,648	4,230,943
Hugo Boss AG	249,579	8,914,478
Hypoport SE(b)	14,903	10,175,378
Indus Holding AG	79,220	3,214,562
Jenoptik AG	218,285	7,584,561
JOST Werke AG(b)(d)	51,108	2,592,304
K+S AG, Registered(c)	798,685	9,053,108
Kloeckner & Co. SE(b)	323,707	2,975,100
Koenig & Bauer AG(b)	60,489	1,872,476
Krones AG	60,181	4,993,679
KWS Saat SE & Co. KGaA	54,362	4,761,801
LPKF Laser & Electronics AG	103,386	3,466,661
MBB SE	4,172	694,393
Medios AG(b)	40,733	1,900,282
METRO AG	531,055	6,215,652
MLP SE	522,756	3,708,962
MorphoSys AG(b)	138,917	16,684,629
Nagarro SE(b)	30,892	2,829,814
New Work SE	12,512	3,473,389
Nordex SE(b)	270,181	7,720,273
Norma Group SE	135,459	6,776,957
OHB SE(b)(c)	9,860	471,969
OSRAM Licht AG(b)	162,606	10,154,072
PATRIZIA AG	207,496	6,352,590
Pfeiffer Vacuum Technology AG	23,325	5,089,423
PNE AG	172,323	1,624,596
ProSiebenSat.1 Media SE(b)	886,202	16,106,637
Rheinmetall AG	181,915	19,302,886
Salzgitter AG(b)	162,656	4,232,823
SGL Carbon SE(b)	282,988	2,148,763
Siltronic AG(c)	88,348	15,134,092
Sirius Real Estate Ltd.	3,447,467	4,492,625
Sixt SE(b)(c)	58,450	6,817,047
SMA Solar Technology AG(b)	44,021	3,219,563
Software AG	217,159	8,827,634
Stabilus SA	104,957	7,873,882
Stratec SE	30,575	5,051,797
Stroeer SE & Co. KGaA	120,930	10,938,035
Suedzucker AG	303,204	4,431,401
TAG Immobilien AG	610,353	18,819,724
Takkt AG(b)	154,655	1,942,786
thyssenkrupp AG(b)	1,683,687	19,649,182
TUI AG(c)	3,183,840	15,433,334
Varta AG(b)(c)	76,688	13,714,367
VERBIO Vereinigte BioEnergie AG	88,396	4,483,629
Vossloh AG(b)	52,306	2,742,034

66	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Wacker Chemie AG	66,377	$9,644,714
Wacker Neuson SE(b)	130,595	2,633,754
Washtec AG(b)	37,647	2,241,130
Westwing Group AG(b)	51,059	2,285,554
Wuestenrot & Wuerttembergische AG	57,490	1,178,977
Zeal Network SE	58,391	2,943,978
zooplus AG(b)	25,898	6,009,525

		607,928,205

Hong Kong — 1.9%
Apollo Future Mobility Group Ltd.(b)(c)	10,464,000	755,733
Atlas Corp.	353,586	3,974,307
BOCOM International Holdings Co. Ltd.	177,000	28,762
Brightoil Petroleum Holdings Ltd.(a)(b)	12,938,512	17
Cafe de Coral Holdings Ltd.	1,664,000	3,420,773
Champion REIT	9,025,000	5,191,163
Chinese Estates Holdings Ltd.	102,500	46,664
Chow Sang Sang Holdings International Ltd.	1,666,000	2,004,653
CITIC Telecom International Holdings Ltd.	7,501,000	2,370,106
Citychamp Watch & Jewellery Group Ltd.(b)(c)	6,044,000	1,200,405
CK Life Sciences International Holdings Inc.	12,228,000	1,372,010
CMBC Capital Holdings Ltd.	63,610,000	918,811
C-Mer Eye Care Holdings Ltd.	1,352,000	1,091,525
Comba Telecom Systems Holdings Ltd.(c)	7,152,000	2,130,699
Cowell e Holdings Inc.	1,906,000	1,435,550
Crystal International Group Ltd.(d)	2,155,500	644,939
Dah Sing Banking Group Ltd.	2,203,600	2,193,980
Dah Sing Financial Holdings Ltd.	632,800	1,795,444
Emperor International Holdings Ltd.	1,030,000	140,807
Far East Consortium International Ltd.	2,345,000	858,902
First Pacific Co. Ltd.	8,802,000	2,724,427
Futu Holdings Ltd., ADR(b)(c)	141,394	14,055,978
Guotai Junan International Holdings Ltd.	14,638,000	2,322,039
Haitong International Securities Group Ltd.	10,390,000	2,894,356
Hang Lung Group Ltd.	3,733,000	9,465,076
Health and Happiness H&H International Holdings Ltd.(c)	925,500	4,517,778
HKBN Ltd.	3,196,500	4,633,654
Hong Kong Television Network Ltd.(b)	2,334,000	4,424,873
Hongkong & Shanghai Hotels Ltd. (The)	813,500	703,984
Hutchison Telecommunications Hong Kong Holdings Ltd.	14,596,000	2,315,376
Hysan Development Co. Ltd.	2,638,000	9,611,161
IGG Inc.(c)	3,359,000	4,366,698
Johnson Electric Holdings Ltd.	1,581,750	4,681,695
K Wah International Holdings Ltd.	2,787,000	1,319,124
Kerry Logistics Network Ltd.	2,757,500	5,889,229
Kerry Properties Ltd.	2,433,500	6,323,958
Lai Sun Development Co. Ltd.(b)	2,197,553	1,811,018
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	1,149,750	143,833
Lifestyle International Holdings Ltd.(b)	1,158,000	824,385
Luk Fook Holdings International Ltd.	1,541,000	3,342,806
Man Wah Holdings Ltd.	6,492,000	14,400,898
Melco International Development Ltd.	2,850,000	4,991,456
MGM China Holdings Ltd.	3,116,000	4,709,856
Nissin Foods Co. Ltd.(c)	1,614,000	1,382,147
NWS Holdings Ltd.	6,757,000	6,518,357
Pacific Basin Shipping Ltd.	20,528,000	3,574,070
Pacific Textiles Holdings Ltd.	3,604,000	2,240,343
Prosperity REIT(c)	9,478,000	2,945,889

Security	Shares	Value

Hong Kong (continued)
Realord Group Holdings Ltd.(b)	1,806,000	$1,218,154
Sa Sa International Holdings Ltd.(b)(c)	6,216,000	921,916
Shangri-La Asia Ltd.(b)	4,570,000	3,889,939
Shun Tak Holdings Ltd.	6,148,000	1,799,875
SITC International Holdings Co. Ltd.	5,744,000	13,200,936
SmarTone Telecommunications Holdings Ltd.	2,294,000	1,233,707
Stella International Holdings Ltd.	1,922,000	2,280,467
Sun Hung Kai & Co. Ltd.	467,000	191,525
Suncity Group Holdings Ltd.(b)(c)	6,060,000	468,928
SUNeVision Holdings Ltd.	2,419,000	2,193,178
Sunlight REIT	1,864,000	906,296
Television Broadcasts Ltd.	1,369,300	1,328,003
Texhong Textile Group Ltd.	1,162,500	1,232,388
Town Health International Medical Group Ltd.(a)(b)(c)	7,626,000	3,324
United Laboratories International Holdings Ltd. (The)	3,110,000	2,161,881
Value Partners Group Ltd.	5,074,000	3,370,081
Vitasoy International Holdings Ltd.(c)	3,192,000	13,934,910
VPower Group International Holdings Ltd.(c)(d)	1,933,000	593,323
VSTECS Holdings Ltd.	5,260,000	4,599,367
VTech Holdings Ltd.	695,300	5,568,605
Xinyi Automobile Glass Hong Kong Enterprises Ltd.(b)	1	0	(e)
Yue Yuen Industrial Holdings Ltd.	3,452,000	7,532,753

		227,339,270

Ireland — 0.7%
AIB Group PLC(b)	3,450,480	6,162,223
Bank of Ireland Group PLC(b)	4,016,024	15,027,528
C&C Group PLC(b)	1,340,097	4,250,911
Cairn Homes PLC(b)	3,135,840	3,607,816
Dalata Hotel Group PLC(b)	957,764	3,886,382
Glanbia PLC	889,222	10,997,615
Glenveagh Properties PLC(b)(d)	2,835,230	2,900,287
Grafton Group PLC	958,425	11,404,087
Greencore Group PLC(b)	2,044,707	3,268,270
Hibernia REIT PLC	3,122,291	4,157,426
Irish Residential Properties REIT PLC	2,011,851	3,534,310
Origin Enterprises PLC	577,760	2,298,790
UDG Healthcare PLC	1,055,557	11,827,846
Uniphar PLC(b)	976,364	3,024,771

		86,348,262

Isle of Man — 0.0%
Strix Group PLC	849,850	2,660,792

Israel — 2.3%
AFI Properties Ltd.(b)(c)	119,763	4,406,143
Airport City Ltd.(b)(c)	346,706	5,031,271
Alony Hetz Properties & Investments Ltd.(c)	618,680	7,903,267
Altshuler Shaham Provident Funds & Pension Ltd.	243,698	1,339,286
Amot Investments Ltd.	702,320	3,924,055
Arad Investment & Industrial Development Ltd.	13,842	1,319,413
Ashtrom Group Ltd.	149,786	2,858,250
AudioCodes Ltd.	101,380	3,084,455
Bezeq The Israeli Telecommunication Corp. Ltd.(b)	8,823,282	9,108,026
Big Shopping Centers Ltd.(b)	18,944	2,038,824
Blue Square Real Estate Ltd.(c)	14,416	900,972
Caesarstone Ltd.	119,044	1,497,574
Camtek Ltd./Israel(b)(c)	107,009	2,532,042
Cellcom Israel Ltd.(b)	360,592	1,506,091
Clal Insurance Enterprises Holdings Ltd.(b)	214,512	3,205,924
Compugen Ltd.(b)(c)	346,264	4,210,570
Danel Adir Yeoshua Ltd.	21,278	3,202,777

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Israel (continued)
Delek Automotive Systems Ltd.	225,015	$2,256,814
Delek Group Ltd.(b)(c)	35,763	1,133,392
Delta-Galil Industries Ltd.	11,411	270,041
Doral Group Renewable Energy Resources Ltd.(b)	244,440	1,248,582
Elco Ltd.	22,929	1,155,096
Electra Consumer Products 1970 Ltd.	41,764	1,628,328
Electra Ltd./Israel	10,421	5,513,874
Electreon Wireless Ltd.(b)(c)	20,730	1,441,157
Energix-Renewable Energies Ltd.(c)	791,468	2,996,429
Enlight Renewable Energy Ltd.(b)	2,982,449	5,618,328
Equital Ltd.(b)(c)	140,660	3,442,536
Fattal Holdings 1998 Ltd.(b)(c)	25,978	2,566,629
FIBI Holdings Ltd.	73,464	2,207,083
First International Bank of Israel Ltd.	220,743	5,837,865
Fiverr International Ltd.(b)(c)	44,572	9,204,564
Formula Systems 1985 Ltd.(c)	30,022	2,639,861
Fox Wizel Ltd.	31,414	2,925,311
Gazit-Globe Ltd.	285,889	1,747,473
Gev-Yam Land Corp Ltd.	583,782	4,678,740
Gilat Satellite Networks Ltd.(c)	115,412	1,395,036
Harel Insurance Investments & Financial Services Ltd.(b)	533,200	4,615,217
Hilan Ltd.	51,340	2,374,747
IDI Insurance Co. Ltd.	38,431	1,173,358
Inmode Ltd.(b)	75,530	4,445,696
Isracard Ltd.	778,536	2,959,354
Israel Corp. Ltd. (The)(b)(c)	14,292	2,972,464
Isras Investment Co. Ltd.	6,588	1,342,622
Ituran Location and Control Ltd.	123,348	2,360,881
Kornit Digital Ltd.(b)(c)	172,686	15,651,396
M Yochananof & Sons Ltd.	13,488	624,715
Magic Software Enterprises Ltd.	103,653	1,727,919
Matrix IT Ltd.	185,088	4,029,180
Maytronics Ltd.(c)	165,259	2,901,228
Mega Or Holdings Ltd.(c)	100,190	2,945,775
Melisron Ltd.	90,544	4,699,576
Menora Mivtachim Holdings Ltd.(b)	203,043	3,390,972
Migdal Insurance & Financial Holdings Ltd.(b)	1,259,257	1,416,006
Mivne Real Estate KD Ltd.	2,409,327	5,825,256
Nano-X Imaging Ltd.(b)(c)	53,905	4,084,921
Naphtha Israel Petroleum Corp. Ltd.(b)(c)	456,245	2,058,832
Nova Measuring Instruments Ltd.(b)	102,209	7,632,987
Oil Refineries Ltd.(b)	7,456,400	1,502,526
One Software Technologies Ltd.	14,367	1,722,128
OPC Energy Ltd.(b)(c)	301,651	3,357,920
Partner Communications Co. Ltd.(b)(c)	533,658	2,572,729
Paz Oil Co. Ltd.(c)	36,139	3,585,984
Phoenix Holdings Ltd. (The)(b)	595,479	4,727,034
Property & Building Corp. Ltd.(c)	2,595	236,817
Radware Ltd.(b)	164,162	4,653,993
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	60,290	4,014,670
REIT 1 Ltd.	653,474	3,036,630
Sapiens International Corp. NV	116,778	3,921,955
Shapir Engineering and Industry Ltd.	425,629	3,092,837
Shikun & Binui Ltd.(b)(c)	997,741	5,787,891
Shufersal Ltd.(c)	755,862	6,334,813
Strauss Group Ltd.	222,221	6,347,136
Summit Real Estate Holdings Ltd.	94,379	1,321,761
Tadiran Holdings Ltd.	12,638	1,157,573

Security	Shares	Value

Israel (continued)
Taro Pharmaceutical Industries Ltd.(b)(c)	40,302	$3,012,171
Tower Semiconductor Ltd.(b)(c)	435,452	12,628,957
UroGen Pharma Ltd.(b)(c)	85,529	1,887,625
YH Dimri Construction & Development Ltd.	33,122	1,423,863

		273,536,194

Italy — 2.7%
A2A SpA	6,567,823	10,692,193
ACEA SpA	237,677	4,721,124
Anima Holding SpA(d)	1,159,237	5,402,458
Arnoldo Mondadori Editore SpA(b)	417,551	687,875
Ascopiave SpA	335,157	1,459,748
ASTM SpA(b)	280,442	6,255,417
Autogrill SpA(b)(c)	541,139	2,876,913
Azimut Holding SpA	444,369	9,372,037
Banca Farmafactoring SpA(b)(d)	547,442	3,022,822
Banca Generali SpA(b)	241,454	7,515,434
Banca IFIS SpA(b)	97,323	990,241
Banca Mediolanum SpA(b)	581,136	4,620,915
Banca Monte dei Paschi di Siena SpA(b)(c)	1,101,446	1,380,967
Banca Popolare di Sondrio SCPA(b)	1,926,758	4,742,498
Banco BPM SpA(b)	6,001,603	13,215,568
Biesse SpA(b)	61,499	1,455,451
Bio On SpA(a)(b)(c)	19,879	0	(e)
BPER Banca(b)	3,957,938	7,306,514
Brunello Cucinelli SpA(b)	142,848	5,733,961
Buzzi Unicem SpA	432,929	10,692,878
Carel Industries SpA(d)	146,457	3,024,820
Cerved Group SpA(b)	777,265	6,638,424
CIR SpA-Compagnie Industriali(b)	6,209,377	3,470,135
Credito Emiliano SpA(b)	406,035	2,096,491
Credito Valtellinese SpA(b)	261,569	3,660,828
Danieli & C Officine Meccaniche SpA	6,083	120,461
Datalogic SpA	69,318	1,210,161
De’ Longhi SpA	284,753	10,246,933
doValue SpA(b)(d)	173,362	2,093,538
El.En. SpA(b)	52,884	1,741,142
Enav SpA(d)	1,194,649	5,076,924
ERG SpA	258,197	7,898,552
Falck Renewables SpA	501,437	3,877,531
Fila SpA(b)(c)	77,355	793,179
Fincantieri SpA(b)(c)	2,003,903	1,258,658
Freni Brembo SpA(b)	634,451	8,663,731
Gruppo MutuiOnline SpA	70,718	2,762,177
GVS SpA(b)(d)	294,486	5,348,677
Hera SpA	3,468,763	12,153,753
Illimity Bank SpA(b)	245,384	2,635,355
Immobiliare Grande Distribuzione SIIQ SpA	98,119	431,521
Interpump Group SpA	325,403	14,643,101
Iren SpA	2,755,890	6,810,098
Italgas SpA	2,050,429	12,335,760
Italmobiliare SpA	68,282	2,277,137
Juventus Football Club SpA(b)(c)	2,155,970	2,011,613
La Doria SpA	86,745	1,407,964
Leonardo SpA	1,691,847	11,789,918
Maire Tecnimont SpA(b)(c)	713,724	1,637,091
MARR SpA(b)	154,563	3,226,036
Mediaset SpA(b)(c)	1,244,121	3,231,550
Piaggio & C SpA	739,201	2,625,914
Pirelli & C SpA(b)(d)	1,440,816	7,544,428
RAI Way SpA(d)	420,964	2,608,289

68	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Italy (continued)
Reply SpA	87,681	$10,758,889
SAES Getters SpA	24,338	646,066
Saipem SpA	2,509,706	6,610,323
Salcef SpA	55,360	807,082
Salvatore Ferragamo SpA(b)	211,611	4,131,375
Sanlorenzo SpA/Ameglia(b)	62,242	1,392,880
Saras SpA(b)	2,524,480	1,663,843
Sesa SpA(b)	33,992	4,001,668
Societa Cattolica di Assicurazioni SC(b)(c)	665,352	3,115,328
Tamburi Investment Partners SpA	367,188	2,957,621
Technogym SpA(b)(d)	508,837	5,220,581
Tinexta SpA(b)	86,407	2,047,029
Tod’s SpA(b)(c)	43,856	1,376,772
Unipol Gruppo SpA(b)	1,800,787	7,928,501
Webuild SpA(c)	953,358	1,417,679
Zignago Vetro SpA	55,495	903,440

		314,475,981

Japan — 28.4%
77 Bank Ltd. (The)	235,800	2,966,222
Activia Properties Inc.	2,738	10,957,753
Adastria Co. Ltd.	117,780	2,153,216
ADEKA Corp.	373,500	6,253,837
Advan Co. Ltd.	75,800	794,237
Advance Residence Investment Corp.	5,692	16,853,909
Aeon Delight Co. Ltd.	92,700	2,426,961
Aeon Fantasy Co. Ltd.	27,400	560,065
AEON Financial Service Co. Ltd.	469,100	5,627,677
Aeon Hokkaido Corp.	90,900	861,290
AEON REIT Investment Corp.	6,623	8,729,873
Ai Holdings Corp.	185,000	3,482,831
AI inside Inc.(b)	3,100	1,921,677
Aica Kogyo Co. Ltd.	228,500	7,442,428
Aichi Bank Ltd. (The)	4,500	119,791
Aichi Corp.	59,900	520,074
Aichi Steel Corp.	13,600	396,198
Aida Engineering Ltd.	322,000	3,041,769
Aiful Corp.(b)	1,361,200	3,458,419
Ain Holdings Inc.	106,600	6,689,546
Akatsuki Inc.	33,600	1,527,637
Alpen Co. Ltd.	53,000	1,141,554
Alpha Systems Inc.	25,500	859,783
Alps Alpine Co. Ltd.	887,600	11,835,232
Altech Corp.	36,000	713,845
Amano Corp.	242,500	5,633,125
Amuse Inc.	29,500	697,946
Anest Iwata Corp.	37,900	404,720
AnGes Inc.(b)(c)	525,300	6,010,883
Anicom Holdings Inc.	315,400	3,419,256
Anritsu Corp.(c)	589,300	14,539,012
AOKI Holdings Inc.	52,200	266,248
Aomori Bank Ltd. (The)	37,800	848,465
Aozora Bank Ltd.	485,200	8,925,882
Arata Corp.	31,800	1,398,720
Arcland Sakamoto Co. Ltd.	110,700	1,564,889
Arcland Service Holdings Co. Ltd.	68,400	1,345,852
Arcs Co. Ltd.	192,100	4,251,356
Argo Graphics Inc.	61,000	1,832,418
Ariake Japan Co. Ltd.	80,500	5,220,832
ARTERIA Networks Corp.	104,300	1,559,095
Aruhi Corp.	142,600	2,350,901

Security	Shares	Value

Japan (continued)
As One Corp.	59,100	$8,659,382
Asahi Co. Ltd.	58,700	908,296
Asahi Holdings Inc.	146,400	5,600,382
Asics Corp.	642,900	11,305,018
ASKA Pharmaceutical Co. Ltd.	108,100	1,563,240
ASKUL Corp.	82,900	2,929,748
Atom Corp.(c)	257,400	2,197,962
Autobacs Seven Co. Ltd.	316,400	4,345,797
Avex Inc.	190,300	2,317,518
Awa Bank Ltd. (The)	181,500	3,779,264
Axial Retailing Inc.	33,300	1,571,250
Bank of Iwate Ltd. (The)	67,800	1,249,859
Bank of Nagoya Ltd. (The)	116,100	2,883,232
Bank of Okinawa Ltd. (The)	47,900	1,224,780
Bank of the Ryukyus Ltd.	76,000	532,098
BASE Inc.(b)(c)	65,200	6,682,229
BayCurrent Consulting Inc.	57,800	8,706,299
Belc Co. Ltd.	34,000	1,919,289
Bell System24 Holdings Inc.	144,100	2,575,205
Belluna Co. Ltd.	173,200	1,902,479
Benefit One Inc.	310,300	8,796,699
Benesse Holdings Inc.	293,800	5,660,200
BeNEXT Group Inc.	74,700	880,460
Bengo4.com Inc.(b)(c)	31,300	3,497,875
Bic Camera Inc.	408,700	4,411,204
BML Inc.	68,000	2,370,696
Broadleaf Co. Ltd.	434,000	2,615,731
BRONCO BILLY Co. Ltd.	38,400	816,452
Bunka Shutter Co. Ltd.	349,900	3,118,169
Bushiroad Inc.(b)(c)	33,900	728,221
C.I. Takiron Corp.	113,900	707,149
Canon Electronics Inc.	34,400	576,646
Canon Marketing Japan Inc.	198,100	4,344,406
Cawachi Ltd.	60,400	1,689,204
CellSource Co. Ltd.(b)	8,300	741,248
Central Glass Co. Ltd.	151,600	3,091,513
Central Security Patrols Co. Ltd.	29,700	940,403
Change Inc.(b)(c)	118,900	4,150,910
Chatwork Co. Ltd.(b)(c)	51,100	685,759
Chiyoda Co. Ltd.	23,300	206,305
Chiyoda Corp.(b)	751,900	2,369,999
Chofu Seisakusho Co. Ltd.	31,300	605,999
Chori Co. Ltd.	7,000	101,896
Chubu Shiryo Co. Ltd.	23,400	313,356
Chudenko Corp.	67,000	1,359,903
Chugoku Bank Ltd. (The)	609,400	4,732,243
Chugoku Marine Paints Ltd.	119,100	1,080,711
Chukyo Bank Ltd. (The)	9,500	164,693
Citizen Watch Co. Ltd.	1,130,600	3,423,279
CKD Corp.	199,600	4,527,914
cocokara fine Inc.	78,900	5,132,136
COLOPL Inc.	242,700	2,116,482
Colowide Co. Ltd.	260,700	4,733,662
Comforia Residential REIT Inc.	2,658	7,552,940
Computer Engineering & Consulting Ltd.	84,800	1,138,820
COMSYS Holdings Corp.	488,200	14,455,514
Comture Corp.	101,700	2,821,897
CONEXIO Corp.	31,600	412,902
COOKPAD Inc.(b)	153,300	453,919
Cosel Co. Ltd.	32,800	354,332

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Cosmo Energy Holdings Co. Ltd.	241,600	$5,342,223
CRE Logistics REIT Inc.	1,863	2,724,345
Create Restaurants Holdings Inc.(b)(c)	358,800	2,748,532
Create SD Holdings Co. Ltd.	106,200	3,448,875
Credit Saison Co. Ltd.	629,500	7,149,105
Curves Holdings Co. Ltd.	201,700	1,604,815
CYBERDYNE Inc.(b)	470,200	2,883,312
Cybozu Inc.	80,500	2,019,901
Daibiru Corp.	132,800	1,508,183
Daicel Corp.	963,500	7,316,324
Dai-Dan Co. Ltd.	18,700	507,264
Daido Steel Co. Ltd.	112,900	4,604,642
Daihen Corp.	87,800	4,147,008
Daiho Corp.	62,600	2,224,290
Daiichi Jitsugyo Co. Ltd.	12,200	481,847
Daiichikosho Co. Ltd.	170,300	5,855,867
Daiken Corp.	10,500	178,519
Daikokutenbussan Co. Ltd.	30,000	1,598,930
Daikyonishikawa Corp.	67,300	498,185
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	12,900	274,770
Daio Paper Corp.	319,100	5,754,437
Daiseki Co. Ltd.	167,600	5,306,786
Daishi Hokuetsu Financial Group Inc.	163,100	3,402,363
Daito Pharmaceutical Co. Ltd.	52,400	1,859,363
Daiwa Industries Ltd.	37,500	370,720
Daiwa Office Investment Corp.	1,424	9,208,157
Daiwa Securities Living Investments Corp.	7,901	7,576,870
Daiwabo Holdings Co. Ltd.	76,100	6,411,023
DCM Holdings Co. Ltd.	453,900	4,591,242
Demae-Can Co. Ltd.(b)	109,600	2,826,496
DeNA Co. Ltd.	355,300	6,634,620
Denka Co. Ltd.	341,900	12,997,392
Denyo Co. Ltd.	33,400	654,633
Descente Ltd.(b)(c)	143,900	2,325,601
Dexerials Corp.	259,900	3,405,920
DIC Corp.	325,800	7,982,014
Digital Arts Inc.	50,900	4,837,433
Digital Garage Inc.	148,700	5,091,833
Digital Holdings Inc.	44,300	769,681
Dip Corp.	115,900	3,169,413
DKK Co. Ltd.	25,200	650,610
DKS Co. Ltd.	30,100	1,083,882
DMG Mori Co. Ltd.	482,700	7,561,278
Doshisha Co. Ltd.	70,200	1,256,553
Doutor Nichires Holdings Co. Ltd.	59,100	876,664
Dowa Holdings Co. Ltd.	211,900	7,721,462
DTS Corp.	146,400	3,114,120
Duskin Co. Ltd.	222,600	5,870,372
DyDo Group Holdings Inc.	35,000	1,761,784
Eagle Industry Co. Ltd.	40,600	423,470
Earth Corp.	54,100	3,084,932
Ebara Corp.	382,200	13,178,681
Ebase Co. Ltd.(c)	111,100	1,130,154
EDION Corp.	342,500	3,356,464
Edulab Inc.	11,300	790,066
eGuarantee Inc.	107,900	2,399,266
Ehime Bank Ltd. (The)	54,500	501,820
Eiken Chemical Co. Ltd.	112,900	2,483,487
Eizo Corp.	39,100	1,400,497

Security	Shares	Value

Japan (continued)
Elan Corp.	117,800	$1,670,882
Elecom Co. Ltd.	82,300	3,902,951
Electric Power Development Co. Ltd.	610,600	9,943,866
Elematec Corp.	11,700	110,859
EM Systems Co. Ltd.	156,100	1,443,286
Enigmo Inc.	84,200	985,195
en-japan Inc.	122,500	3,510,196
Enplas Corp.	33,300	1,467,878
EPS Holdings Inc.	65,500	636,888
eRex Co. Ltd.	89,800	1,488,161
ES-Con Japan Ltd.	136,400	953,673
ESPEC Corp.	61,000	1,154,802
Euglena Co. Ltd.(b)(c)	351,400	2,866,379
Exedy Corp.	152,800	2,279,704
Ezaki Glico Co. Ltd.	192,800	8,471,083
FAN Communications Inc.	425,600	1,654,513
Fancl Corp.	332,000	12,192,941
FCC Co. Ltd.	106,600	1,704,460
Feed One Co. Ltd.	25,120	209,703
Ferrotec Holdings Corp.	123,500	1,986,475
Financial Products Group Co. Ltd.	287,300	1,363,848
Fixstars Corp.	90,500	806,500
Foster Electric Co. Ltd.	118,500	1,756,646
FP Corp.	200,400	8,039,352
France Bed Holdings Co. Ltd.	30,200	267,688
Freee KK(b)	91,400	7,769,808
Frontier Real Estate Investment Corp.	1,923	7,879,717
Fuji Co. Ltd./Ehime	39,200	736,860
Fuji Corp./Aichi	281,000	7,346,072
Fuji Kyuko Co. Ltd.	87,700	4,221,864
Fuji Media Holdings Inc.	194,900	2,261,842
Fuji Oil Holdings Inc.	227,700	6,655,160
Fuji Pharma Co. Ltd.	26,900	313,206
Fuji Seal International Inc.	193,700	3,594,814
Fuji Soft Inc.	108,400	5,591,098
Fujibo Holdings Inc.	64,300	2,468,943
Fujicco Co. Ltd.	33,200	648,176
Fujikura Ltd.(b)	1,006,100	4,708,811
Fujimi Inc.	106,100	4,342,504
Fujimori Kogyo Co. Ltd.	29,000	1,285,257
Fujio Food Group Inc.(c)	72,400	863,033
Fujitec Co. Ltd.	279,400	6,084,646
Fujitsu General Ltd.	257,400	6,394,741
Fujiya Co. Ltd.	28,700	620,629
Fukuda Corp.	10,700	520,206
Fukui Computer Holdings Inc.	38,400	1,382,759
Fukuoka REIT Corp.	3,110	4,740,971
Fukushima Galilei Co. Ltd.	30,500	1,262,883
Fukuyama Transporting Co. Ltd.	114,100	4,441,067
FULLCAST Holdings Co. Ltd.	80,000	1,276,852
Funai Soken Holdings Inc.	177,760	3,937,394
Furukawa Co. Ltd.	171,300	1,983,052
Furukawa Electric Co. Ltd.	278,400	7,490,833
Fuso Chemical Co. Ltd.	58,000	2,052,534
Futaba Corp.	60,700	553,689
Futaba Industrial Co. Ltd.	401,700	1,922,267
Future Corp.	72,100	1,208,611
Fuyo General Lease Co. Ltd.	73,600	5,089,680
G-7 Holdings Inc.	53,900	1,250,519
GA Technologies Co. Ltd./Japan(b)	63,700	1,536,904

70	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Gakken Holdings Co. Ltd.	72,900	$1,192,080
Gecoss Corp.	13,100	117,868
Genky DrugStores Co. Ltd.	29,000	1,051,196
Geo Holdings Corp.	164,700	1,934,963
giftee Inc.(b)(c)	49,800	1,481,704
Giken Ltd.	73,700	3,459,912
Global One Real Estate Investment Corp.	4,743	4,942,560
Glory Ltd.	225,500	4,365,906
GMO Financial Holdings Inc.	83,300	565,703
GMO GlobalSign Holdings KK	19,800	1,796,647
GMO internet Inc.	287,000	8,127,943
GNI Group Ltd.(b)	174,597	3,667,212
Godo Steel Ltd.	32,500	596,638
Goldcrest Co. Ltd.	60,700	1,044,762
Goldwin Inc.	80,800	4,869,841
Grace Technology Inc.	57,100	3,272,363
Gree Inc.	499,500	2,743,326
GS Yuasa Corp.	284,600	8,372,587
G-Tekt Corp.	38,400	537,332
GungHo Online Entertainment Inc.(b)	181,530	4,530,664
Gunma Bank Ltd. (The)	1,491,900	4,602,738
Gunze Ltd.	70,000	2,229,810
Gurunavi Inc.	122,100	616,944
H.U. Group Holdings Inc.	220,100	6,538,144
H2O Retailing Corp.	364,800	2,609,821
Hachijuni Bank Ltd. (The)	1,384,600	4,430,403
Halows Co. Ltd.(c)	5,900	183,151
Hamakyorex Co. Ltd.	32,600	951,268
Hankyu Hanshin REIT Inc.	1,808	2,198,371
Hanwa Co. Ltd.	158,100	4,077,272
Haseko Corp.	1,171,000	13,790,945
Hazama Ando Corp.	855,800	5,918,136
HEALIOS KK(b)	80,700	1,235,609
Heiwa Corp.	235,200	3,293,407
Heiwa Real Estate Co. Ltd.	168,300	5,754,945
Heiwa Real Estate REIT Inc.	4,220	5,510,043
Heiwado Co. Ltd.	77,400	1,600,564
Hennge KK(b)	22,500	1,775,156
HEROZ Inc.(b)	23,000	601,939
Hibiya Engineering Ltd.	22,400	395,816
Hiday Hidaka Corp.	88,500	1,482,678
Hioki E.E. Corp.	22,200	869,383
Hirata Corp.	33,200	2,625,684
Hirogin Holdings Inc.	962,900	5,591,893
HIS Co. Ltd.(b)(c)	145,700	2,492,466
Hitachi Capital Corp.	211,800	5,215,344
Hitachi Transport System Ltd.	178,100	5,239,486
Hitachi Zosen Corp.	802,900	4,578,359
Hochiki Corp.	25,500	307,135
Hodogaya Chemical Co. Ltd.	20,700	1,087,444
Hogy Medical Co. Ltd.	112,400	3,424,767
Hokkaido Electric Power Co. Inc.	691,400	2,925,548
Hokkoku Bank Ltd. (The)	123,600	2,851,082
Hokuetsu Corp.	557,000	2,362,176
Hokuhoku Financial Group Inc.	502,500	4,439,682
Hokuriku Electric Power Co.	685,000	4,468,743
Hokuto Corp.	69,400	1,432,479
Horiba Ltd.	147,900	9,648,570
Hoshino Resorts REIT Inc.	894	4,372,014
Hosiden Corp.	254,900	2,320,261

Security	Shares	Value

Japan (continued)
Hosokawa Micron Corp.	17,700	$1,043,116
House Foods Group Inc.	279,100	10,316,796
Hulic Reit Inc.	5,063	7,689,164
Hyakugo Bank Ltd. (The)	1,384,000	3,873,270
Hyakujushi Bank Ltd. (The)	198,900	2,828,808
Ichibanya Co. Ltd.	54,600	2,664,941
Ichigo Inc.	1,118,200	3,075,998
Ichigo Office REIT Investment Corp.	5,752	4,406,231
Ichikoh Industries Ltd.	105,500	678,175
Icom Inc.	26,500	690,248
Idec Corp./Japan	82,500	1,453,078
IDOM Inc.	270,900	1,575,797
IHI Corp.	554,800	9,671,044
Iino Kaiun Kaisha Ltd.	665,900	2,563,233
Inaba Denki Sangyo Co. Ltd.	173,600	4,054,176
Inabata & Co. Ltd.	266,100	3,736,253
Inageya Co. Ltd.	103,300	1,687,215
Industrial & Infrastructure Fund Investment Corp.	7,867	14,141,739
Ines Corp.	173,600	2,356,231
Infocom Corp.	94,400	2,736,559
Infomart Corp.	843,100	7,231,518
Information Services International-Dentsu Ltd.	84,600	3,111,037
Insource Co. Ltd.(c)	86,400	1,943,474
Internet Initiative Japan Inc.	222,400	4,569,296
Invesco Office J-Reit Inc.	39,200	5,687,454
Invincible Investment Corp.	26,041	8,668,311
I-PEX Inc.	49,700	998,320
IR Japan Holdings Ltd.	32,000	5,376,379
Iriso Electronics Co. Ltd.	91,300	4,155,351
Iseki & Co. Ltd.(b)	140,500	1,813,033
Isetan Mitsukoshi Holdings Ltd.	1,413,600	8,668,334
ITmedia Inc.	39,800	876,250
Itochu Advance Logistics Investment Corp.	1,930	2,394,642
Itochu Enex Co. Ltd.	140,100	1,347,540
Itochu-Shokuhin Co. Ltd.	3,100	155,748
Itoham Yonekyu Holdings Inc.	598,700	4,048,709
Itokuro Inc.(b)	46,000	458,704
Iwatani Corp.	153,500	9,471,417
Iyo Bank Ltd. (The)	988,300	5,673,321
Izumi Co. Ltd.	155,500	5,569,750
J Front Retailing Co. Ltd.	981,500	8,099,871
JAC Recruitment Co. Ltd.	56,700	1,007,868
Jaccs Co. Ltd.	114,800	2,045,007
JAFCO Group Co. Ltd.	139,200	7,525,402
Japan Aviation Electronics Industry Ltd.	183,700	2,851,258
Japan Best Rescue System Co. Ltd.	67,300	544,468
Japan Display Inc.(b)(c)	2,541,300	1,140,848
Japan Elevator Service Holdings Co. Ltd.(c)	223,400	5,274,796
Japan Excellent Inc.	5,508	6,697,248
Japan Hotel REIT Investment Corp.	19,028	9,541,716
Japan Investment Adviser Co. Ltd.	58,900	623,909
Japan Lifeline Co. Ltd.	253,100	3,648,005
Japan Logistics Fund Inc.	3,725	11,136,396
Japan Material Co. Ltd.	258,800	3,623,867
Japan Medical Dynamic Marketing Inc.	73,300	1,526,981
Japan Petroleum Exploration Co. Ltd.	147,400	2,801,719
Japan Prime Realty Investment Corp.	3,387	11,953,737
Japan Pulp & Paper Co. Ltd.	16,300	552,701
Japan Securities Finance Co. Ltd.	748,500	3,717,656
Japan Steel Works Ltd. (The)	253,900	7,028,055

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Japan Wool Textile Co. Ltd. (The)	110,300	$1,002,967
JCR Pharmaceuticals Co. Ltd.	250,300	8,248,102
JCU Corp.	79,600	2,961,383
JDC Corp.	168,700	892,686
Jeol Ltd.	151,000	6,158,556
JGC Holdings Corp.	939,200	10,585,568
JINS Holdings Inc.	60,900	3,955,490
JM Holdings Co. Ltd.	50,800	991,302
JMDC Inc.(b)(c)	67,000	3,190,171
J-Oil Mills Inc.	15,900	561,159
Joshin Denki Co. Ltd.	47,500	1,242,227
Joyful Honda Co. Ltd.	205,600	2,725,754
JSP Corp.	15,900	256,812
JTEKT Corp.	861,700	7,613,281
JTOWER Inc.(b)	32,900	3,560,409
Juroku Bank Ltd. (The)	175,800	3,096,377
Justsystems Corp.	139,300	10,138,650
K&O Energy Group Inc.	4,300	58,609
Kadokawa Corp.	206,867	6,718,065
Kaga Electronics Co. Ltd.	40,700	947,768
Kagome Co. Ltd.	347,600	11,520,818
Kaken Pharmaceutical Co. Ltd.	122,800	4,809,017
Kamakura Shinsho Ltd.(b)	119,200	983,703
Kameda Seika Co. Ltd.	25,200	1,167,391
Kamei Corp.	8,000	91,236
Kamigumi Co. Ltd.	445,400	7,844,860
Kanamoto Co. Ltd.	118,200	2,527,817
Kandenko Co. Ltd.	264,000	2,269,449
Kaneka Corp.	196,600	7,051,273
Kanematsu Corp.	330,300	4,161,285
Kanematsu Electronics Ltd.	24,100	895,449
Kansai Mirai Financial Group Inc.	234,800	1,121,353
Kansai Super Market Ltd.	6,600	71,172
Kanto Denka Kogyo Co. Ltd.	152,000	1,213,735
Kaonavi Inc.(b)(c)	15,400	628,827
Kappa Create Co. Ltd.(b)	108,600	1,550,762
Katakura Industries Co. Ltd.	29,300	374,174
Katitas Co. Ltd.	211,000	6,308,133
Kato Sangyo Co. Ltd.	63,800	2,105,440
Kawasaki Heavy Industries Ltd.(b)	592,100	12,526,878
Kawasaki Kisen Kaisha Ltd.(b)	191,700	3,352,621
Keihanshin Building Co. Ltd.	112,400	1,778,946
Keiyo Bank Ltd. (The)	803,200	3,076,395
Keiyo Co. Ltd.	103,400	727,884
Kenedix Office Investment Corp.	1,805	11,637,375
Kenedix Residential Next Investment Corp.	3,704	6,442,508
Kenedix Retail REIT Corp.	2,234	5,407,093
Kewpie Corp.	460,900	10,627,180
KEY Coffee Inc.	31,500	643,870
KFC Holdings Japan Ltd.	66,700	1,784,485
KH Neochem Co. Ltd.	119,600	2,697,126
Kinden Corp.	611,400	9,810,898
Kintetsu Department Store Co. Ltd.	29,700	920,545
Kintetsu World Express Inc.	150,300	3,676,568
Kisoji Co. Ltd.	57,100	1,306,763
Kissei Pharmaceutical Co. Ltd.	79,900	1,759,105
Kitanotatsujin Corp.	313,700	1,710,900
Kitz Corp.	400,600	2,299,638
Kiyo Bank Ltd. (The)	340,500	4,400,368
KLab Inc.(b)	146,400	1,275,293

Security	Shares	Value

Japan (continued)
Koa Corp.	164,500	$2,501,399
Koatsu Gas Kogyo Co. Ltd.	11,500	82,382
Kobe Steel Ltd.(b)	1,259,600	5,859,164
Kohnan Shoji Co. Ltd.	96,000	2,614,222
Kojima Co. Ltd.	112,500	665,146
Kokuyo Co. Ltd.	379,200	4,936,717
KOMEDA Holdings Co. Ltd.	149,700	2,699,590
Komeri Co. Ltd.	143,100	3,806,614
Komori Corp.	243,400	1,583,222
Konica Minolta Inc.	1,880,100	8,134,919
Konishi Co. Ltd.	225,100	3,401,387
Konoike Transport Co. Ltd.	34,900	342,683
Koshidaka Holdings Co. Ltd.	180,700	719,728
Kotobuki Spirits Co. Ltd.	80,200	4,328,096
K’s Holdings Corp.	801,240	10,859,731
Kumagai Gumi Co. Ltd.	160,900	3,969,671
Kumiai Chemical Industry Co. Ltd.	313,700	2,570,845
Kura Sushi Inc.	48,500	2,941,640
Kurabo Industries Ltd.	49,200	844,946
Kureha Corp.	55,700	3,447,500
Kusuri no Aoki Holdings Co. Ltd.	68,200	5,589,149
KYB Corp.(b)	80,100	1,791,051
Kyoei Steel Ltd.	72,100	928,323
Kyokuto Kaihatsu Kogyo Co. Ltd.	76,900	1,056,232
KYORIN Holdings Inc.	190,600	3,573,693
Kyoritsu Maintenance Co. Ltd.	124,000	3,997,326
Kyowa Exeo Corp.	430,900	11,248,385
Kyudenko Corp.	181,000	5,480,395
Kyushu Financial Group Inc.	1,505,300	6,024,363
LAC Co. Ltd.	50,500	497,789
LaSalle Logiport REIT	6,458	10,128,503
LEC Inc.	97,000	1,244,291
Leopalace21 Corp.(b)	777,100	1,150,490
Life Corp.	64,100	2,020,440
Lifenet Insurance Co.(b)	142,300	1,940,918
Lifull Co. Ltd.	339,800	1,311,230
Link And Motivation Inc.	153,300	837,553
Lintec Corp.	186,300	4,229,764
Litalico Inc.(b)	35,400	1,229,084
M&A Capital Partners Co. Ltd.(b)	62,200	3,053,708
Mabuchi Motor Co. Ltd.	202,800	8,348,708
Macnica Fuji Electronics Holdings Inc.	193,150	4,051,363
Maeda Corp.	633,800	5,182,032
Maeda Kosen Co. Ltd.	100,900	2,563,580
Maeda Road Construction Co. Ltd.	172,800	2,919,750
Makino Milling Machine Co. Ltd.	103,900	4,173,069
Makuake Inc.(b)(c)	21,300	1,800,516
Mandom Corp.	125,200	1,882,275
Mani Inc.	292,800	7,749,642
Mars Group Holdings Corp.	17,900	260,221
Marudai Food Co. Ltd.	38,300	620,073
Maruha Nichiro Corp.	180,900	4,067,421
Maruichi Steel Tube Ltd.	233,800	5,042,460
Marusan Securities Co. Ltd.	456,200	2,248,428
Maruwa Co. Ltd./Aichi	33,400	3,496,480
Maruwa Unyu Kikan Co. Ltd.	164,600	3,510,691
Maruzen Showa Unyu Co. Ltd.	24,500	786,284
Marvelous Inc.	169,400	1,546,840
Matsuda Sangyo Co. Ltd.	10,100	173,165
Matsui Securities Co. Ltd.	520,100	4,043,760

72	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Matsumotokiyoshi Holdings Co. Ltd.	324,900	$12,863,179
Matsuya Co. Ltd.	176,400	1,428,790
Matsuyafoods Holdings Co. Ltd.	38,400	1,285,563
Max Co. Ltd.	71,600	1,040,199
Maxell Holdings Ltd.(b)	223,900	2,938,427
Maxvalu Tokai Co. Ltd.	52,300	1,343,280
MCJ Co. Ltd.	308,200	2,952,620
MCUBS MidCity Investment Corp.	7,493	7,042,468
Mebuki Financial Group Inc.	4,207,400	8,158,004
Media Do Co. Ltd.	27,400	1,625,235
Medical Data Vision Co. Ltd.	92,800	2,330,304
Medley Inc.(b)	74,200	3,522,365
MedPeer Inc.(b)	56,200	3,805,893
Megachips Corp.	71,900	2,128,946
Megmilk Snow Brand Co. Ltd.	203,600	4,389,180
Meidensha Corp.	151,700	3,519,550
Meiko Electronics Co. Ltd.	88,400	1,568,816
Meisei Industrial Co. Ltd.	154,500	1,155,485
Meitec Corp.	111,400	5,841,597
Melco Holdings Inc.	13,700	489,403
Menicon Co. Ltd.	116,800	7,028,416
METAWATER Co. Ltd.	91,100	2,063,988
Micronics Japan Co. Ltd.(c)	147,000	2,217,040
Mie Kotsu Group Holdings Inc.	71,800	325,070
Milbon Co. Ltd.	100,300	6,562,443
Mimasu Semiconductor Industry Co. Ltd.	64,400	1,649,752
Ministop Co. Ltd.	177,500	2,409,165
Mirai Corp.	6,278	2,446,558
Mirait Holdings Corp.	353,500	5,638,712
Miroku Jyoho Service Co. Ltd.	59,900	1,239,251
Mitsubishi Estate Logistics REIT Investment Corp.	1,241	4,931,047
Mitsubishi Logisnext Co. Ltd.	98,100	1,097,236
Mitsubishi Logistics Corp.	208,600	5,796,049
Mitsubishi Materials Corp.	463,800	9,825,764
Mitsubishi Motors Corp.(b)	2,789,100	6,313,737
Mitsubishi Pencil Co. Ltd.	75,000	951,335
Mitsubishi Research Institute Inc.	18,000	722,957
Mitsubishi Shokuhin Co. Ltd.	41,200	1,114,460
Mitsuboshi Belting Ltd.	41,200	647,741
Mitsui Fudosan Logistics Park Inc.	2,197	10,996,017
Mitsui High-Tec Inc.	86,000	3,363,771
Mitsui Mining & Smelting Co. Ltd.	240,700	8,357,080
Mitsui OSK Lines Ltd.	458,300	12,388,261
Mitsui Sugar Co. Ltd.	25,200	446,978
Mitsui-Soko Holdings Co. Ltd.	51,100	1,090,869
Mitsuuroko Group Holdings Co. Ltd.	118,300	1,527,691
Mixi Inc.	178,000	4,179,034
Miyazaki Bank Ltd. (The)	13,700	280,032
Mizuho Leasing Co. Ltd.	124,900	3,871,250
Mizuno Corp.	157,600	3,131,076
Mochida Pharmaceutical Co. Ltd.	74,700	2,800,492
Modalis Therapeutics Corp.(b)	27,500	658,508
Modec Inc.	80,000	1,495,391
Monex Group Inc.	693,870	3,578,870
Money Forward Inc.(b)	153,000	6,283,968
Monogatari Corp. (The)	20,900	2,307,694
Mori Hills REIT Investment Corp.	6,859	9,551,958
Mori Trust Hotel Reit Inc.	1,197	1,339,972
Mori Trust Sogo REIT Inc.	4,478	5,911,071
Morinaga & Co. Ltd./Japan	170,200	6,770,935

Security	Shares	Value

Japan (continued)
Morinaga Milk Industry Co. Ltd.	162,700	$8,112,078
Morita Holdings Corp.	73,000	1,168,614
MOS Food Services Inc.	149,800	4,442,705
MTI Ltd.	28,400	218,639
Musashi Seimitsu Industry Co. Ltd.	162,500	2,303,357
Musashino Bank Ltd. (The)	169,900	2,435,836
Nachi-Fujikoshi Corp.	61,400	2,445,561
Nafco Co. Ltd.	58,400	1,102,234
Nagaileben Co. Ltd.	43,800	1,271,809
Nagase & Co. Ltd.	520,900	7,463,107
Nagatanien Holdings Co. Ltd.	5,600	124,629
Nakanishi Inc.	308,500	5,905,096
Nankai Electric Railway Co. Ltd.	449,000	10,893,166
Nanto Bank Ltd. (The)	139,000	2,221,185
NEC Capital Solutions Ltd.	12,700	230,479
NEC Networks & System Integration Corp.	281,800	5,011,811
NET One Systems Co. Ltd.	360,100	12,003,907
Nextage Co. Ltd.	169,600	2,391,037
NHK Spring Co. Ltd.	912,400	6,204,965
Nichias Corp.	238,100	5,435,398
Nichiban Co. Ltd.	17,500	278,308
Nichicon Corp.	243,000	3,295,859
Nichiden Corp.	18,100	371,872
Nichiha Corp.	113,400	3,390,248
Nichi-Iko Pharmaceutical Co. Ltd.	220,400	2,134,635
Nichirei Corp.	484,700	14,074,101
Nichireki Co. Ltd.	97,500	1,363,389
Nifco Inc./Japan	369,100	12,867,998
Nihon Chouzai Co. Ltd.	26,800	383,972
Nihon Kohden Corp.	340,200	10,138,249
Nihon Nohyaku Co. Ltd.	353,700	1,611,490
Nihon Parkerizing Co. Ltd.	497,400	4,831,709
Nihon Trim Co. Ltd.	13,900	581,518
Nihon Unisys Ltd.	298,300	11,339,930
Nikkiso Co. Ltd.	220,700	2,118,568
Nikkon Holdings Co. Ltd.	293,000	5,893,863
Nikon Corp.	1,274,900	10,131,494
Nippn Corp., New	150,000	2,359,712
Nippo Corp.	211,400	5,268,089
Nippon Accommodations Fund Inc.	1,828	10,057,099
Nippon Carbon Co. Ltd.	61,200	2,376,217
Nippon Ceramic Co. Ltd.	53,000	1,374,421
Nippon Densetsu Kogyo Co. Ltd.	91,200	1,703,875
Nippon Electric Glass Co. Ltd.	334,400	7,330,321
Nippon Fine Chemical Co. Ltd.	54,200	709,759
Nippon Gas Co. Ltd.	152,300	7,360,791
Nippon Kanzai Co. Ltd.	74,900	1,453,001
Nippon Kayaku Co. Ltd.	604,300	5,696,968
Nippon Koei Co. Ltd.	38,400	986,637
Nippon Light Metal Holdings Co. Ltd.	254,390	4,587,500
Nippon Paper Industries Co. Ltd.	412,400	5,030,181
Nippon Parking Development Co. Ltd.	1,684,500	2,268,633
Nippon REIT Investment Corp.	1,919	6,818,549
Nippon Road Co. Ltd. (The)	12,300	851,760
Nippon Seiki Co. Ltd.	223,800	2,753,278
Nippon Sharyo Ltd.(b)	110,300	2,599,074
Nippon Sheet Glass Co. Ltd.(b)	399,700	1,782,892
Nippon Shokubai Co. Ltd.	115,700	6,475,973
Nippon Signal Co. Ltd.	123,400	1,096,156
Nippon Soda Co. Ltd.	146,700	4,199,436

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Nippon Steel Trading Corp.	71,600	$2,451,750
Nippon Suisan Kaisha Ltd.	1,206,200	5,034,714
Nippon Television Holdings Inc.	207,800	2,385,745
Nipro Corp.	599,400	7,070,624
Nishimatsu Construction Co. Ltd.	190,000	4,397,249
Nishimatsuya Chain Co. Ltd.	182,000	2,445,905
Nishi-Nippon Financial Holdings Inc.	527,600	3,174,822
Nishi-Nippon Railroad Co. Ltd.	265,500	7,227,423
Nishio Rent All Co. Ltd.	113,000	2,349,692
Nissan Shatai Co. Ltd.	346,500	2,720,502
Nissei ASB Machine Co. Ltd.	29,700	1,628,330
Nissha Co. Ltd.	179,900	2,314,583
Nisshin Oillio Group Ltd. (The)	146,700	4,273,700
Nisshinbo Holdings Inc.	579,300	4,304,842
Nissin Electric Co. Ltd.	234,400	3,080,705
Nitta Corp.	44,300	930,471
Nittetsu Mining Co. Ltd.	11,900	627,423
Nitto Boseki Co. Ltd.	93,700	4,394,355
Nitto Kogyo Corp.	133,400	2,601,870
Nitto Kohki Co. Ltd.	9,800	159,129
Nittoku Co. Ltd.	54,200	2,311,505
Noevir Holdings Co. Ltd.	76,800	3,370,705
NOF Corp.	305,600	14,682,344
Nohmi Bosai Ltd.	73,500	1,552,209
Nojima Corp.	138,100	3,524,554
NOK Corp.	327,100	4,252,191
Nomura Co. Ltd.	379,600	2,744,708
Noritake Co. Ltd./Nagoya Japan	21,300	660,189
Noritsu Koki Co. Ltd.	84,500	1,706,223
Noritz Corp.	55,900	801,432
North Pacific Bank Ltd.	1,370,800	2,775,773
NS Solutions Corp.	115,200	3,691,638
NS United Kaiun Kaisha Ltd.	10,800	145,967
NSD Co. Ltd.	328,380	6,291,898
NTN Corp.(b)	1,645,400	4,337,651
Obara Group Inc.	64,900	2,504,379
OBIC Business Consultants Co. Ltd.	85,500	5,430,775
Ogaki Kyoritsu Bank Ltd. (The)	193,800	3,667,012
Ohsho Food Service Corp.	35,100	1,957,916
Oiles Corp.	41,300	642,607
Oisix ra daichi Inc.(b)	94,400	2,826,725
Oita Bank Ltd. (The)	19,800	381,267
Okabe Co. Ltd.	29,500	217,809
Okamoto Industries Inc.	31,000	1,145,900
Okamura Corp.	230,400	2,015,821
Okasan Securities Group Inc.	725,100	2,604,113
Oki Electric Industry Co. Ltd.	345,700	3,609,056
Okinawa Electric Power Co. Inc. (The)	230,677	3,106,687
OKUMA Corp.	102,100	6,114,590
Okumura Corp.	142,900	3,555,609
Okuwa Co. Ltd.	57,300	692,340
One REIT Inc.	654	1,695,984
Onward Holdings Co. Ltd.	222,500	518,554
Open Door Inc.(b)(c)	42,200	706,188
Open House Co. Ltd.	263,300	10,612,981
Optex Group Co. Ltd.	141,900	2,618,566
Optim Corp.(b)	74,000	2,226,467
Optorun Co. Ltd.	94,200	2,225,098
Organo Corp.	30,200	2,004,776
Orient Corp.	2,293,700	2,607,100

Security	Shares	Value

Japan (continued)
Oro Co. Ltd.	31,900	$1,138,034
Osaka Organic Chemical Industry Ltd.	63,000	2,166,293
Osaka Soda Co. Ltd.	38,100	924,342
Osaka Steel Co. Ltd.	12,500	143,632
OSAKA Titanium Technologies Co. Ltd.(c)	74,500	569,273
OSG Corp.	370,100	6,631,717
Outsourcing Inc.	486,400	6,100,035
Oyo Corp.	36,400	439,811
Pacific Industrial Co. Ltd.	83,700	875,414
Pacific Metals Co. Ltd.	82,100	1,688,345
Pack Corp. (The)	35,400	860,528
PAL GROUP Holdings Co. Ltd.	53,900	773,788
PALTAC Corp.	117,900	6,137,399
Paramount Bed Holdings Co. Ltd.	85,400	3,739,997
Park24 Co. Ltd.(b)	453,600	8,630,510
Pasona Group Inc.	105,800	1,906,916
Penta-Ocean Construction Co. Ltd.	1,192,600	9,762,245
Pharma Foods International Co. Ltd.(c)	91,000	2,239,906
PIA Corp.	18,600	505,084
Pilot Corp.	134,200	3,845,456
Piolax Inc.	52,800	767,578
PKSHA Technology Inc.(b)	59,900	1,742,161
Plenus Co. Ltd.	103,800	1,977,945
PR Times Inc.(b)	18,400	659,057
Premier Investment Corp.	6,042	7,612,014
Press Kogyo Co. Ltd.	740,200	2,163,439
Pressance Corp.(c)	124,500	1,751,645
Prestige International Inc.	353,200	3,110,468
Prima Meat Packers Ltd.	120,700	3,769,894
Prored Partners Co. Ltd.(b)	24,400	827,356
Proto Corp.	244,000	2,391,174
Qol Holdings Co. Ltd.	163,700	1,793,437
Raito Kogyo Co. Ltd.	244,800	3,991,342
Raiznext Corp.	242,300	2,675,379
Raksul Inc.(b)	79,000	3,154,114
Rakus Co. Ltd.	309,400	5,614,977
Raysum Co. Ltd.	65,100	567,087
Relia Inc.	196,500	2,693,323
Relo Group Inc.	494,500	12,299,327
Rengo Co. Ltd.	780,500	6,485,840
RENOVA Inc.(b)	147,900	5,241,024
Resorttrust Inc.	346,500	4,881,680
Restar Holdings Corp.	56,400	1,126,976
Retail Partners Co. Ltd.	84,400	1,063,313
Ricoh Leasing Co. Ltd.	71,800	2,112,269
Riken Keiki Co. Ltd.(c)	22,900	654,879
Riken Vitamin Co. Ltd.	60,600	792,989
Ringer Hut Co. Ltd.(c)	165,300	3,773,504
Riso Kagaku Corp.	123,700	1,631,689
Riso Kyoiku Co. Ltd.	573,200	1,741,034
Rock Field Co. Ltd.	62,900	923,419
Rohto Pharmaceutical Co. Ltd.	414,500	12,114,905
Rokko Butter Co. Ltd.	14,300	249,818
Rorze Corp.	36,400	2,694,494
Round One Corp.	284,800	2,470,017
Royal Holdings Co. Ltd.(b)	106,500	1,880,878
RPA Holdings Inc.(b)(c)	77,900	477,690
RS Technologies Co. Ltd.	29,600	1,755,729
Ryobi Ltd.(b)	117,200	1,341,092
Ryosan Co. Ltd.	118,600	2,631,528

74	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Ryoyo Electro Corp.(c)	69,600	$1,947,829
S Foods Inc.	93,500	3,107,885
S.T. Corp.	24,000	459,162
Saibu Gas Co. Ltd.	93,100	2,564,596
Saizeriya Co. Ltd.	134,900	2,747,092
Sakai Chemical Industry Co. Ltd.	21,500	419,137
Sakai Moving Service Co. Ltd.	25,600	1,187,144
Sakata INX Corp.	100,500	1,016,567
Sakata Seed Corp.	144,500	5,099,838
Samty Co. Ltd.	113,400	1,750,364
Samty Residential Investment Corp.	1,195	1,239,572
San ju San Financial Group Inc.	22,700	271,025
San-A Co. Ltd.	59,300	2,299,613
San-Ai Oil Co. Ltd.	101,700	1,045,219
SanBio Co. Ltd.(b)(c)	137,700	2,153,063
Sangetsu Corp.	229,700	3,429,210
San-in Godo Bank Ltd. (The)	676,500	3,069,273
Sanken Electric Co. Ltd.	97,500	4,009,146
Sanki Engineering Co. Ltd.	249,600	2,961,012
Sankyo Co. Ltd.	191,400	5,460,736
Sankyu Inc.	234,400	8,821,204
Sanrio Co. Ltd.	183,500	2,725,464
Sansan Inc.(b)	62,900	5,076,699
Sanshin Electronics Co. Ltd.	10,200	179,946
Sanwa Holdings Corp.	791,900	9,016,140
Sanyo Chemical Industries Ltd.	33,200	1,664,836
Sanyo Denki Co. Ltd.	24,200	1,451,607
Sanyo Special Steel Co. Ltd.(b)	115,300	1,604,586
Sapporo Holdings Ltd.	264,400	5,121,574
Sato Holdings Corp.	103,700	2,159,282
Sawai Pharmaceutical Co. Ltd.	168,500	7,693,109
SB Technology Corp.	35,900	1,056,135
SBS Holdings Inc.	77,700	1,784,143
SCREEN Holdings Co. Ltd.	159,900	12,340,532
Seikagaku Corp.	246,200	2,408,031
Seiko Holdings Corp.	115,100	1,545,734
Seino Holdings Co. Ltd.	592,300	7,648,786
Seiren Co. Ltd.	201,600	3,046,289
Sekisui House Reit Inc.	17,478	12,637,515
Sekisui Jushi Corp.	68,200	1,319,117
Senko Group Holdings Co. Ltd.	367,800	3,411,183
Senshu Ikeda Holdings Inc.	1,085,680	1,545,120
Seria Co. Ltd.	191,200	6,674,970
Serverworks Co. Ltd.(b)(c)	12,000	652,180
Seven Bank Ltd.	2,419,600	5,315,517
SFP Holdings Co. Ltd.(b)	38,300	483,254
Shibaura Machine Co. Ltd.	97,900	2,349,899
Shibuya Corp.	79,200	2,609,867
SHIFT Inc.(b)	46,500	5,693,968
Shiga Bank Ltd. (The)	209,800	3,839,503
Shikoku Bank Ltd. (The)	22,400	142,066
Shikoku Chemicals Corp.	71,700	818,392
Shikoku Electric Power Co. Inc.	664,000	4,509,327
Shima Seiki Manufacturing Ltd.	117,000	2,302,116
Shin Nippon Air Technologies Co. Ltd.	37,500	754,692
Shin-Etsu Polymer Co. Ltd.	178,900	1,662,636
Shinko Electric Industries Co. Ltd.	288,700	7,252,314
Shinko Shoji Co. Ltd.	106,800	781,401
Shinmaywa Industries Ltd.	233,700	2,022,372
Shinnihon Corp.	14,900	118,836

Security	Shares	Value

Japan (continued)
Shinnihonseiyaku Co. Ltd.	25,300	$649,325
Ship Healthcare Holdings Inc.	165,600	9,553,694
Shizuoka Gas Co. Ltd.	101,500	920,039
SHO-BOND Holdings Co. Ltd.	164,900	7,174,359
Shochiku Co. Ltd.	33,800	4,626,334
Shoei Co. Ltd.	76,000	3,092,411
Shoei Foods Corp.	34,900	1,241,726
Showa Denko KK	574,700	13,706,728
Showa Sangyo Co. Ltd.	39,200	1,156,961
Siix Corp.	108,100	1,580,793
Sinanen Holdings Co. Ltd.	101,900	2,854,699
Sinfonia Technology Co. Ltd.	78,300	1,073,965
Sinko Industries Ltd.	53,100	923,081
Sintokogio Ltd.	56,900	389,678
SKY Perfect JSAT Holdings Inc.	750,900	3,299,241
Skylark Holdings Co. Ltd.(b)(c)	850,600	13,933,607
SMS Co. Ltd.	292,700	10,861,450
Sodick Co. Ltd.	231,500	2,065,247
Software Service Inc.	2,000	211,089
Sojitz Corp.	5,363,400	12,397,371
Solasto Corp.	211,500	3,201,944
Sosei Group Corp.(b)	306,100	5,759,750
SOSiLA Logistics REIT Inc.	2,434	2,996,730
Sotetsu Holdings Inc.	325,300	7,621,767
Sourcenext Corp.(c)	418,300	1,150,680
SPARX Group Co. Ltd.	785,600	2,228,599
S-Pool Inc.	265,700	2,438,872
SRE Holdings Corp.(b)	20,700	893,682
St. Marc Holdings Co. Ltd.	59,900	829,600
Star Asia Investment Corp.	6,320	2,894,541
Star Micronics Co. Ltd.	191,200	2,898,270
Starts Corp. Inc.	103,700	2,666,416
Starts Proceed Investment Corp.	967	1,847,271
Starzen Co. Ltd.	15,000	603,897
Stella Chemifa Corp.	38,300	1,267,582
Strike Co. Ltd.	37,300	1,599,666
Studio Alice Co. Ltd.	22,100	426,612
Sugi Holdings Co. Ltd.	154,500	10,167,678
Sumitomo Bakelite Co. Ltd.	162,000	5,810,306
Sumitomo Densetsu Co. Ltd.	63,000	1,551,908
Sumitomo Forestry Co. Ltd.	542,200	10,497,535
Sumitomo Heavy Industries Ltd.	463,400	12,844,804
Sumitomo Mitsui Construction Co. Ltd.	709,180	2,946,591
Sumitomo Osaka Cement Co. Ltd.	153,400	4,637,385
Sumitomo Riko Co. Ltd.	49,700	277,232
Sumitomo Rubber Industries Ltd.	704,500	6,459,907
Sumitomo Seika Chemicals Co. Ltd.	12,200	501,075
Sumitomo Warehouse Co. Ltd. (The)	379,400	4,627,669
Sun Frontier Fudousan Co. Ltd.	104,700	879,042
SuRaLa Net Co. Ltd.(b)(c)	19,700	906,958
Suruga Bank Ltd.	527,800	1,552,724
Sushiro Global Holdings Ltd.	442,100	15,180,758
Systena Corp.	283,100	5,335,081
T. Hasegawa Co. Ltd.	97,900	1,894,507
Tachibana Eletech Co. Ltd.	65,800	994,275
Tachi-S Co. Ltd.	48,400	491,882
Tadano Ltd.	427,700	4,162,819
Taihei Dengyo Kaisha Ltd.	25,300	594,470
Taikisha Ltd.	92,700	2,473,889
Taiko Pharmaceutical Co. Ltd.(c)	100,000	1,519,652

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Taiyo Holdings Co. Ltd.	60,600	$3,600,287
Taiyo Yuden Co. Ltd.	493,800	28,959,664
Takamatsu Construction Group Co. Ltd.	22,700	443,614
Takara Bio Inc.	205,300	5,690,631
Takara Holdings Inc.	612,700	7,128,025
Takara Leben Co. Ltd.	505,600	1,521,219
Takara Leben Real Estate Investment Corp.	1,850	1,761,736
Takara Standard Co. Ltd.	65,600	916,063
Takasago International Corp.	13,900	343,467
Takasago Thermal Engineering Co. Ltd.	208,500	3,146,569
Takashimaya Co. Ltd.	577,400	5,470,947
Takeuchi Manufacturing Co. Ltd.	153,300	3,483,459
Taki Chemical Co. Ltd.(c)	20,900	1,221,720
Takuma Co. Ltd.	245,200	5,180,595
Tama Home Co. Ltd.	67,400	1,234,116
Tamron Co. Ltd.	61,700	1,200,467
Tamura Corp.	223,500	1,197,607
Tanseisha Co. Ltd.	135,800	946,884
Tatsuta Electric Wire and Cable Co. Ltd.	83,000	543,846
Tayca Corp.	30,100	424,640
TBS Holdings Inc.	154,400	3,004,086
TechMatrix Corp.	156,600	2,850,944
TechnoPro Holdings Inc.	154,800	11,813,859
Teikoku Sen-I Co. Ltd.	114,900	2,498,947
Tenma Corp.	22,700	462,695
TerraSky Co. Ltd.(b)(c)	29,800	1,024,691
T-Gaia Corp.	72,800	1,357,329
TKC Corp.	39,600	2,606,084
TKP Corp.(b)(c)	59,800	1,359,415
Toa Corp./Tokyo	87,300	1,706,892
Toagosei Co. Ltd.	553,400	5,867,272
TOC Co. Ltd.	459,800	3,162,099
Tocalo Co. Ltd.	192,300	2,619,225
Toda Corp.	962,100	6,772,699
Toei Animation Co. Ltd.	33,700	3,283,251
Toei Co. Ltd.	18,800	3,415,407
Toenec Corp.	6,200	217,632
Toho Bank Ltd. (The)	868,800	1,692,872
Toho Holdings Co. Ltd.	227,800	4,286,413
Toho Titanium Co. Ltd.	191,400	1,564,911
Tokai Carbon Co. Ltd.	805,800	11,645,020
Tokai Corp./Gifu	40,700	780,218
TOKAI Holdings Corp.	285,700	2,657,928
Tokai Rika Co. Ltd.	233,700	3,819,291
Tokai Tokyo Financial Holdings Inc.	949,200	2,801,498
Token Corp.	25,200	1,956,884
Tokushu Tokai Paper Co. Ltd.	13,600	596,896
Tokuyama Corp.	248,300	6,194,752
Tokyo Kiraboshi Financial Group Inc.	113,244	1,187,659
Tokyo Ohka Kogyo Co. Ltd.	138,300	9,312,909
Tokyo Seimitsu Co. Ltd.	164,300	7,587,664
Tokyo Steel Manufacturing Co. Ltd.	420,600	2,960,812
Tokyo Tatemono Co. Ltd.	778,600	10,493,382
Tokyotokeiba Co. Ltd.	70,800	2,938,307
Tokyu Construction Co. Ltd.	400,040	1,998,385
Tokyu REIT Inc.	3,817	6,033,846
TOMONY Holdings Inc.	1,021,600	2,946,876
Tomy Co. Ltd.	361,600	3,108,458
Tonami Holdings Co. Ltd.	7,500	388,271
Topcon Corp.	439,900	5,298,380

Security	Shares	Value

Japan (continued)
Toppan Forms Co. Ltd.	100,400	$1,035,694
Topre Corp.	175,200	2,423,130
Toridoll Holdings Corp.	189,200	2,773,982
Torii Pharmaceutical Co. Ltd.	38,400	1,182,865
Tosei Corp.	124,000	1,222,293
Toshiba TEC Corp.	95,400	3,544,639
Tosho Co. Ltd.	68,400	1,003,509
Totetsu Kogyo Co. Ltd.	138,600	3,554,525
Towa Pharmaceutical Co. Ltd.	67,300	1,345,421
Toyo Construction Co. Ltd.	580,500	2,849,964
Toyo Gosei Co. Ltd.(c)	19,700	2,416,047
Toyo Ink SC Holdings Co. Ltd.	159,600	2,800,374
Toyo Seikan Group Holdings Ltd.	613,500	6,557,204
Toyo Tanso Co. Ltd.	55,100	1,014,162
Toyo Tire Corp.	461,400	7,002,862
Toyobo Co. Ltd.	343,900	4,299,777
Toyota Boshoku Corp.	263,000	4,242,867
TPR Co. Ltd.	185,900	2,485,888
Trancom Co. Ltd.	17,400	1,357,830
Transcosmos Inc.	93,700	2,353,799
Tri Chemical Laboratories Inc.	88,800	3,664,129
Trusco Nakayama Corp.	184,500	4,775,730
TS Tech Co. Ltd.	185,700	5,356,646
Tsubaki Nakashima Co. Ltd.	167,200	1,922,812
Tsubakimoto Chain Co.	121,500	3,118,301
Tsugami Corp.	181,400	2,968,033
Tsukishima Kikai Co. Ltd.	67,700	873,611
Tsukui Holdings Corp.	249,900	1,339,070
Tsumura & Co.	254,000	8,260,853
Tsurumi Manufacturing Co. Ltd.	8,300	145,792
TV Asahi Holdings Corp.	69,600	1,338,219
Tv Tokyo Holdings Corp.	23,200	528,063
UACJ Corp.	138,394	2,433,577
Ube Industries Ltd.	432,500	8,200,129
Uchida Yoko Co. Ltd.	32,000	1,280,672
Ulvac Inc.	184,300	8,317,661
Union Tool Co.	12,900	420,779
Unipres Corp.	155,100	1,420,707
United Arrows Ltd.	98,800	1,489,148
UNITED Inc./Japan	72,600	894,541
United Super Markets Holdings Inc.	308,500	3,356,240
Universal Entertainment Corp.(b)	101,800	2,323,912
Ushio Inc.	421,300	5,444,567
UT Group Co. Ltd.(b)	109,400	3,359,482
UUUM Co. Ltd.(b)(c)	50,500	848,942
Uzabase Inc.(b)	77,600	2,705,382
V Technology Co. Ltd.	37,100	2,186,418
Valor Holdings Co. Ltd.	156,300	3,699,426
Valqua Ltd.	38,400	748,597
ValueCommerce Co. Ltd.	68,300	1,908,838
Valuence Holdings Inc.(c)	21,700	641,497
V-Cube Inc.(c)	77,400	2,216,392
Vector Inc.(b)	142,100	1,737,313
Vision Inc./Tokyo Japan(b)	116,300	991,985
Vital KSK Holdings Inc.	75,000	570,228
VT Holdings Co. Ltd.	499,900	2,019,750
Wacoal Holdings Corp.	200,600	3,994,947
Wacom Co. Ltd.	607,600	5,432,099
Wakita & Co. Ltd.	82,700	784,384
WATAMI Co. Ltd.	89,800	829,425

76	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
WDB Holdings Co. Ltd.	15,200	$378,929
Weathernews Inc.	22,600	1,041,549
West Holdings Corp.	69,400	2,913,348
World Co. Ltd.	85,100	987,597
World Holdings Co. Ltd.	16,500	299,441
Wowow Inc.	13,300	361,035
Xebio Holdings Co. Ltd.	179,500	1,496,762
Yahagi Construction Co. Ltd.	226,100	1,839,985
YAKUODO Holdings Co. Ltd.	43,200	1,038,170
YAMABIKO Corp.	223,400	2,731,286
Yamagata Bank Ltd. (The)	29,600	284,422
Yamaguchi Financial Group Inc.	842,800	4,789,780
YA-MAN Ltd.	121,300	2,051,887
Yamashin-Filter Corp.	160,800	1,522,067
Yamato Kogyo Co. Ltd.	175,700	4,440,539
Yamazen Corp.	154,600	1,448,614
Yaoko Co. Ltd.	71,300	4,678,648
Yellow Hat Ltd.	111,300	1,781,736
Yodogawa Steel Works Ltd.	197,000	3,832,934
Yokogawa Bridge Holdings Corp.	158,500	2,946,091
Yokohama Reito Co. Ltd.	423,000	3,567,592
Yokohama Rubber Co. Ltd. (The)	498,200	7,813,596
Yokowo Co. Ltd.	68,300	2,107,159
Yondoshi Holdings Inc.	87,500	1,598,811
Yonex Co. Ltd.(c)	287,500	1,642,151
Yoshinoya Holdings Co. Ltd.	285,400	5,991,778
Yuasa Trading Co. Ltd.	39,100	1,223,100
Yumeshin Holdings Co. Ltd.	223,300	1,520,731
Yurtec Corp.	49,100	384,096
Zenkoku Hosho Co. Ltd.	222,000	9,891,876
Zenrin Co. Ltd.	154,600	1,816,305
Zensho Holdings Co. Ltd.	404,500	11,161,951
Zeon Corp.	573,900	9,209,150
ZERIA Pharmaceutical Co. Ltd.	168,100	3,196,782
ZIGExN Co. Ltd.	338,900	1,226,831
Zojirushi Corp.	161,900	2,693,823
Zuken Inc.	64,400	1,676,202

		3,342,665,870

Netherlands — 3.1%
Aalberts NV	417,784	18,876,372
Accell Group NV(b)	80,541	2,857,198
AerCap Holdings NV(b)	546,790	20,909,250
Alfen Beheer BV(b)(d)	55,930	5,483,513
AMG Advanced Metallurgical Group NV	124,876	3,961,196
Arcadis NV(b)	303,757	10,665,094
ASM International NV	188,714	48,421,537
ASR Nederland NV	581,601	22,554,259
B&S Group Sarl(b)(d)	133,111	1,123,930
Basic-Fit NV(b)(d)	176,154	6,045,768
BE Semiconductor Industries NV	302,460	20,820,208
Boskalis Westminster(b)	339,414	9,525,379
Brack Capital Properties NV(b)	6,435	561,906
Brunel International NV(b)	144,089	1,395,178
Cementir Holding NV	142,001	1,169,665
CM.Com(b)	42,582	1,417,481
Corbion NV	251,590	14,702,087
COSMO Pharmaceuticals NV(b)(c)	34,673	3,172,642
Eurocommercial Properties NV(b)	167,344	3,232,569
Euronext NV(d)	234,637	25,327,625
Flow Traders(d)	145,818	5,594,532

Security	Shares	Value

Netherlands (continued)
ForFarmers NV	128,754	$829,043
Fugro NV(b)(c)	364,860	3,820,974
IMCD NV	221,385	27,501,225
Intertrust NV(b)(d)	367,959	5,659,443
Koninklijke BAM Groep NV(b)	1,212,561	2,389,434
NSI NV	91,645	3,779,976
OCI NV(b)	441,717	9,171,212
Pharming Group NV(b)(c)	2,830,599	4,023,507
PostNL NV(b)	1,964,328	8,125,903
Rhi Magnesita NV	128,662	6,855,132
SBM Offshore NV	663,386	11,416,249
Shop Apotheke Europe NV(b)(d)	47,897	11,207,407
SIF Holding NV(b)	39,893	861,726
Signify NV(b)(d)	540,115	25,788,099
Sligro Food Group NV(b)	112,063	2,494,183
SNS REAAL NV(a)(b)(c)	291,555	4
TKH Group NV	169,949	8,035,853
TomTom NV(b)	275,152	3,202,423
Van Lanschot Kempen NV(b)	143,748	3,580,109
Vastned Retail NV	63,906	1,812,880
Wereldhave NV(b)(c)	152,511	2,241,956

		370,614,127

New Zealand — 1.0%
Air New Zealand Ltd.(b)(c)	2,381,732	2,729,257
Argosy Property Ltd.	2,836,203	3,158,059
Chorus Ltd.	1,959,315	11,903,819
Contact Energy Ltd.	3,012,960	17,740,666
Fletcher Building Ltd.(b)	3,483,314	15,614,839
Genesis Energy Ltd.	1,768,862	4,997,290
Goodman Property Trust	4,449,515	7,247,289
Infratil Ltd.	3,008,945	15,613,535
Kiwi Property Group Ltd.	8,882,347	8,257,944
Napier Port Holdings Ltd.	407,122	988,801
Oceania Healthcare Ltd.	2,631,112	2,996,063
Precinct Properties New Zealand Ltd.	4,365,206	5,426,856
Pushpay Holdings Ltd.(b)	3,042,473	3,617,972
Restaurant Brands New Zealand Ltd.(b)	143,986	1,219,306
SKYCITY Entertainment Group Ltd.	3,196,516	7,026,373
Summerset Group Holdings Ltd.	925,648	8,118,783
Synlait Milk Ltd.(b)	310,143	1,061,720
Z Energy Ltd.(b)	2,203,654	4,685,111

		122,403,683

Norway — 2.3%
Aker ASA, Class A	104,432	8,339,468
Atea ASA	341,028	5,223,305
Austevoll Seafood ASA	394,187	3,949,728
Bakkafrost P/F(b)(c)	211,965	15,005,911
Bonheur ASA	89,911	2,349,494
Borregaard ASA	420,883	7,735,671
BW LPG Ltd.(d)	339,114	2,232,226
BW Offshore Ltd.(c)	407,718	1,604,568
Crayon Group Holding ASA(b)(d)	154,168	2,163,015
DNO ASA(b)	2,220,710	1,772,840
Elkem ASA(d)	1,086,980	3,337,339
Entra ASA(d)	718,211	16,013,520
Europris ASA(d)	707,599	3,928,095
Fjordkraft Holding ASA(d)	377,370	3,225,290
Flex LNG Ltd.	121,435	979,664
Frontline Ltd./Bermuda	415,983	2,431,810

S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Norway (continued)
Golden Ocean Group Ltd.	402,206	$1,910,172
Grieg Seafood ASA(b)	232,430	2,176,751
Hexagon Composites ASA(b)	427,802	3,111,124
Kongsberg Gruppen ASA	375,025	7,287,445
Leroy Seafood Group ASA	1,254,321	8,799,217
NEL ASA(b)	5,885,436	21,166,500
Nordic Semiconductor ASA(b)	605,475	9,379,856
Norway Royal Salmon ASA	59,120	1,352,033
Norwegian Finans Holding ASA(b)	547,523	4,647,539
Ocean Yield ASA	258,637	730,284
Pexip Holding ASA(b)	300,005	2,904,310
Protector Forsikring ASA(b)(c)	390,293	2,861,162
Salmar ASA	237,542	14,358,697
Sbanken ASA(b)(d)	255,833	2,028,011
Scatec ASA(d)	494,083	18,832,223
Selvaag Bolig ASA	272,712	1,664,404
SpareBank 1 Nord Norge	363,507	3,306,560
Sparebank 1 Oestlandet	110,689	1,288,985
SpareBank 1 SMN	652,725	7,677,367
SpareBank 1 SR-Bank ASA(b)	695,853	7,688,354
Stolt-Nielsen Ltd.(c)	179,366	2,503,967
Storebrand ASA(b)	1,930,810	14,958,052
Subsea 7 SA(b)	938,354	8,827,359
TGS NOPEC Geophysical Co. ASA	484,662	6,499,597
Tomra Systems ASA	467,081	21,571,153
Veidekke ASA	455,934	5,511,967
Wallenius Wilhelmsen ASA(b)	470,477	1,177,162
XXL ASA(b)(d)	593,305	1,451,188

		265,963,383

Portugal — 0.2%
Altri SGPS SA	388,845	2,322,357
Banco Comercial Portugues SA, Class R(b)	34,710,556	4,815,797
Corticeira Amorim SGPS SA	109,718	1,484,922
CTT-Correios de Portugal SA(b)	572,192	1,661,423
Mota-Engil SGPS SA(b)(c)	425,718	713,743
Navigator Co. SA (The)	986,817	2,966,039
NOS SGPS SA	1,081,688	3,732,165
REN - Redes Energeticas Nacionais SGPS SA	1,615,089	4,601,292
Semapa-Sociedade de Investimento e Gestao	51,282	545,147
Sonae SGPS SA	3,873,756	3,110,816

		25,953,701

Singapore — 1.9%
AEM Holdings Ltd.	1,103,700	3,318,335
AIMS APAC REIT(c)	2,208,300	2,146,565
ARA LOGOS Logistics Trust	2,535,282	1,337,275
Ascendas India Trust	3,655,100	4,158,843
Ascott Residence Trust(c)	7,646,496	6,049,899
Best World International Ltd.(a)(b)(c)	1,890,600	990,930
Bumitama Agri Ltd.	730,400	286,194
CapitaLand China Trust(c)	3,760,934	3,910,850
CDL Hospitality Trusts	4,210,100	3,902,059
China Aviation Oil Singapore Corp. Ltd.(c)	568,100	483,726
ComfortDelGro Corp. Ltd.	9,074,200	10,803,433
COSCO Shipping International Singapore Co. Ltd.(b)	6,048,300	1,230,533
Cromwell European REIT	5,500,600	3,341,340
Eagle Hospitality Trust(a)(b)(c)	2,020,200	221,414
ESR-REIT	9,040,600	2,690,858
Far East Hospitality Trust	4,870,600	2,165,364
First Resources Ltd.	2,399,000	2,801,937

Security	Shares	Value

Singapore (continued)
Fortune REIT	6,217,000	$5,556,441
Frasers Centrepoint Trust	4,923,538	9,608,894
Frasers Hospitality Trust	1,751,200	666,382
Frasers Logistics & Commercial Trust	10,097,436	10,956,452
Golden Agri-Resources Ltd.(c)	27,744,300	3,783,979
GuocoLand Ltd.	344,300	407,317
Hafnia Ltd.(c)	503,493	854,760
Hutchison Port Holdings Trust, Class U(c)	21,985,100	4,506,945
Japfa Ltd.(c)	2,035,120	1,334,153
Kenon Holdings Ltd./Singapore	106,475	2,925,763
Keppel DC REIT(c)	5,502,700	12,356,300
Keppel Infrastructure Trust	14,436,400	6,037,376
Keppel Pacific Oak US REIT	3,357,900	2,468,056
Keppel REIT	6,854,900	6,301,694
Lendlease Global Commercial REIT(c)	3,451,800	2,002,777
Manulife US Real Estate Investment Trust(c)	5,027,631	3,695,309
Mapletree Industrial Trust	6,801,160	14,708,258
Mapletree North Asia Commercial Trust	9,854,500	7,277,078
Medtecs International Corp. Ltd.(c)	1,740,600	1,364,045
NetLink NBN Trust(c)	12,757,500	9,180,478
OUE Commercial Real Estate Investment Trust	7,292,479	2,143,069
OUE Ltd.	1,245,300	1,069,733
Oxley Holdings Ltd.(c)	2,246,400	380,861
Parkway Life REIT(c)	1,617,200	5,057,177
Prime U.S. REIT	2,015,800	1,652,956
Raffles Medical Group Ltd.	4,118,000	2,901,311
Sasseur Real Estate Investment Trust	2,379,700	1,470,390
SATS Ltd.(b)(c)	2,857,400	8,289,496
Sembcorp Industries Ltd.	4,116,200	5,117,723
Sembcorp Marine Ltd.(b)	30,731,433	3,357,741
Sheng Siong Group Ltd.	3,047,300	3,719,860
SIA Engineering Co. Ltd.(c)	668,900	957,660
Silverlake Axis Ltd.	4,295,940	857,828
Singapore Post Ltd.	6,870,900	3,572,392
Singapore Press Holdings Ltd.(c)	6,626,449	5,891,952
Soilbuild Business Space REIT	8,725,947	3,484,856
SPH REIT(c)	1,758,000	1,106,119
Starhill Global REIT	6,270,500	2,480,606
StarHub Ltd.	2,521,300	2,431,817
Wing Tai Holdings Ltd.(c)	3,267,400	4,677,914
Yangzijiang Shipbuilding Holdings Ltd.	9,874,800	7,329,273
Yanlord Land Group Ltd.(c)	2,545,900	2,110,233
Yoma Strategic Holdings Ltd.(b)(c)	5,855,200	1,213,307

		227,106,286

Spain — 2.1%
Acciona SA	92,057	13,834,614
Acerinox SA	670,237	7,475,007
Aedas Homes SA(b)(d)	77,565	1,927,079
Almirall SA	297,915	4,082,649
Applus Services SA(b)	604,798	6,069,193
Atresmedia Corp. de Medios de Comunicacion SA(b)	416,851	1,659,072
Banco de Sabadell SA	23,515,199	10,336,125
Bankia SA	5,137,430	8,853,516
Bankinter SA	2,794,980	15,776,056
Befesa SA(d)	144,395	9,578,232
Cia. de Distribucion Integral Logista Holdings SA	275,809	5,207,149
Cie. Automotive SA	295,085	7,786,593
Construcciones y Auxiliar de Ferrocarriles SA	98,975	4,449,055
Corp Financiera Alba SA	62,724	2,884,298
Distribuidora Internacional de Alimentacion SA(b)(c)	6,568,550	951,232

78	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
Ebro Foods SA	301,788	$6,584,895
eDreams ODIGEO SA(b)	180,475	821,125
Ence Energia y Celulosa SA(b)(c)	593,859	2,344,808
Euskaltel SA(d)	353,464	3,800,397
Faes Farma SA	1,352,020	6,036,441
Fluidra SA	365,861	8,800,794
Fomento de Construcciones y Contratas SA	316,271	3,385,134
Gestamp Automocion SA(d)	725,809	3,377,238
Global Dominion Access SA(d)	369,813	1,702,793
Grupo Catalana Occidente SA	181,096	6,171,380
Grupo Empresarial San Jose SA(c)	75,720	391,887
Indra Sistemas SA(b)(c)	550,446	4,861,717
Inmobiliaria Colonial Socimi SA	1,174,536	11,344,203
Lar Espana Real Estate Socimi SA	319,810	1,796,984
Let’s GOWEX SA(a)(b)(c)	51,450	1
Liberbank SA(b)	8,383,612	2,149,088
Mapfre SA	4,372,778	8,043,107
Mediaset Espana Comunicacion SA(b)	677,570	3,498,514
Melia Hotels International SA(b)	482,373	3,164,589
Merlin Properties Socimi SA	1,585,620	15,237,585
Metrovacesa SA(b)(d)	158,479	1,212,978
Miquel y Costas & Miquel SA	109,931	1,840,390
Neinor Homes SA(b)(d)	244,623	3,298,837
Pharma Mar SA(c)	62,517	7,974,950
Promotora de Informaciones SA, Class A(b)(c)	397,332	489,477
Prosegur Cash SA(d)	1,953,386	1,713,428
Prosegur Cia. de Seguridad SA	1,010,625	2,809,225
Sacyr SA	1,515,221	3,328,242
Solaria Energia y Medio Ambiente SA(b)	261,729	6,753,780
Solarpack Corp. Tecnologica SA(b)	63,069	1,593,749
Talgo SA(b)(d)	414,714	1,919,615
Tecnicas Reunidas SA(b)	141,030	1,865,864
Unicaja Banco SA(b)(d)	3,272,976	2,270,489
Viscofan SA	167,972	11,876,827
Zardoya Otis SA	818,765	5,401,317

		248,731,718

Sweden — 7.3%
AAK AB	751,577	14,755,379
AcadeMedia AB(d)	348,793	3,219,737
AddTech AB, Class B	1,104,189	14,712,712
AF Poyry AB(b)	410,506	11,264,763
Alimak Group AB(d)	179,595	2,996,645
Ambea AB(b)(d)	249,957	2,052,333
Arjo AB, Class B	921,319	6,867,963
Atrium Ljungberg AB, Class B	187,530	3,628,792
Attendo AB(b)(d)	416,905	2,342,121
Avanza Bank Holding AB	517,172	14,154,554
Axfood AB	441,845	10,660,862
Bactiguard Holding AB(b)(c)	74,569	1,342,690
Beijer Ref AB	297,524	12,414,468
Betsson AB	443,341	4,190,972
BHG Group AB(b)	341,020	6,418,776
Bilia AB, Class A(b)	304,355	3,795,966
BillerudKorsnas AB	745,807	13,379,772
BioArctic AB(b)(d)	141,729	1,742,148
BioGaia AB, Class B	72,186	4,042,322
Biotage AB(b)	253,845	4,296,492
Bonava AB, Class B(b)	352,119	3,742,867
BoneSupport Holding AB(b)(d)	202,016	1,746,001
Boozt AB(b)(d)	171,023	3,420,234

Security	Shares	Value

Sweden (continued)
Bravida Holding AB(d)	850,728	$10,273,420
Bufab AB(b)	73,425	1,667,598
Bure Equity AB	221,567	7,399,264
Calliditas Therapeutics AB, Class B(b)	113,980	1,598,077
Camurus AB(b)	119,133	2,931,651
Cantargia AB(b)(c)	364,809	2,487,369
Castellum AB	968,528	23,368,701
Catena AB	101,304	4,742,611
Cellavision AB(b)	71,797	2,554,529
CELLINK AB, Class B(b)	100,689	3,317,804
Cibus Nordic Real Estate AB	125,883	2,472,161
Clas Ohlson AB, Class B(b)(c)	198,477	1,813,098
Cloetta AB, Class B	985,039	2,837,860
Collector AB(b)(c)	283,385	743,284
Coor Service Management Holding AB(b)(d)	424,411	2,914,130
Creades AB, Class A	20,176	2,068,327
Dios Fastigheter AB	362,085	3,114,247
Dometic Group AB(b)(d)	1,247,241	17,300,022
Duni AB(b)	147,800	1,813,225
Dustin Group AB(d)	280,040	2,669,113
Electrolux Professional AB, Class B(b)	894,527	4,906,151
Elekta AB, Class B	1,546,747	22,373,434
Embracer Group AB(b)	976,359	22,151,221
Fabege AB	1,106,769	16,587,153
Fingerprint Cards AB, Class B(b)(c)	1,247,394	2,919,877
Fortnox AB	204,164	10,048,225
GARO AB(b)(c)	23,214	1,819,657
Getinge AB, Class B	958,744	24,835,930
Granges AB(b)	440,162	5,088,212
Hansa Biopharma AB(b)(c)	147,201	3,180,604
Hexpol AB	1,109,791	12,209,559
HMS Networks AB(b)	121,348	3,954,839
Holmen AB, Class B	401,375	18,453,358
Hufvudstaden AB, Class A	459,848	7,065,625
Immunovia AB(b)(c)	72,112	943,540
Indutrade AB(b)	1,150,955	23,736,016
Instalco AB	180,752	5,814,927
Intrum AB(c)	280,220	7,649,198
Investment AB Oresund	178,087	2,663,646
INVISIO AB	168,992	4,020,649
Inwido AB(b)	232,767	3,190,905
JM AB	233,004	8,186,767
John Mattson Fastighetsforetagen AB(b)	80,077	1,345,743
Kambi Group PLC(b)	104,631	5,878,040
Karo Pharma AB(b)	251,372	1,448,386
K-Fast Holding AB(b)	40,751	1,188,696
Kindred Group PLC(b)	967,270	11,669,174
Klovern AB, Class B	2,437,318	4,060,953
Knowit AB(b)	81,150	2,737,292
Kungsleden AB	779,677	8,020,877
LeoVegas AB(d)	365,920	1,499,602
Lifco AB, Class B	178,066	16,448,108
Lime Technologies AB	37,744	1,615,228
Lindab International AB	332,934	7,137,826
Loomis AB	315,776	8,126,999
Mekonomen AB(b)	174,543	1,967,408
Millicom International Cellular SA, SDR(b)	430,703	16,167,099
MIPS AB	112,320	6,679,430
Modern Times Group MTG AB, Class B(b)	278,079	4,232,664
Munters Group AB(b)(d)	500,141	4,712,902

S C H E D U L E O F I N V E S T M E N T S	79

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Mycronic AB	315,483	$8,884,445
NCC AB, Class B	359,806	6,059,718
Nobia AB(b)	480,424	3,754,326
Nobina AB(b)(d)	354,702	2,839,983
Nolato AB, Class B(b)	85,422	7,946,900
Nordic Entertainment Group AB, Class B(b)	281,282	14,768,862
Nyfosa AB(b)	695,241	6,760,000
Oncopeptides AB(b)(d)	202,946	3,695,663
Pandox AB(b)	389,466	5,900,044
Paradox Interactive AB	132,565	3,701,391
Peab AB, Class B(b)	771,483	8,635,779
Platzer Fastigheter Holding AB, Class B	252,711	2,988,042
PowerCell Sweden AB(b)	153,917	6,984,008
Ratos AB, Class B	900,889	4,161,335
Recipharm AB, Class B(b)	303,052	8,367,030
Resurs Holding AB(b)(d)	597,433	3,254,468
Saab AB, Class B(b)	335,017	9,434,550
Sagax AB, Class D	307,961	1,140,453
Samhallsbyggnadsbolaget i Norden AB	3,377,575	11,133,504
Samhallsbyggnadsbolaget i Norden AB, New	477,001	1,643,340
SAS AB(b)(c)	15,315,418	3,101,489
Scandi Standard AB(b)	199,585	1,624,366
Scandic Hotels Group AB(b)(c)(d)	495,725	1,856,615
Sdiptech AB, Class B(b)	86,759	2,801,516
Sedana Medical AB(b)	61,103	2,592,855
Sinch AB(b)(d)	148,819	22,008,752
SkiStar AB(b)	196,804	2,891,623
SSAB AB, Class A(b)	836,454	3,594,607
SSAB AB, Class B(b)	2,609,598	10,102,519
Stillfront Group AB(b)	1,238,091	13,219,799
Storytel AB(b)(c)	147,167	4,010,169
Svolder AB, Class B	87,407	1,934,788
Sweco AB, Class B	841,533	14,071,766
Swedish Orphan Biovitrum AB(b)	817,529	15,520,249
Thule Group AB(b)(d)	436,534	16,275,931
Tobii AB(b)(c)	346,771	2,231,176
Trelleborg AB, Class B(b)	1,019,153	23,201,633
Troax Group AB	122,979	2,878,670
Vitrolife AB(b)	279,026	7,408,941
Wallenstam AB, Class B	681,626	10,432,362
Wihlborgs Fastigheter AB	577,404	11,935,463
Xvivo Perfusion AB(b)	70,005	2,340,349

		860,100,459

Switzerland — 5.1%
Allreal Holding AG, Registered	61,619	13,451,450
ALSO Holding AG, Registered	26,063	7,002,087
APG SGA SA(b)	2,062	435,764
Arbonia AG(b)(c)	222,740	3,565,442
Aryzta AG(b)(c)	4,233,848	3,759,825
Ascom Holding AG, Registered(b)	169,371	2,912,968
Autoneum Holding AG(b)	13,531	2,435,154
Bachem Holding AG, Class B, Registered	22,103	8,857,598
Basilea Pharmaceutica AG, Registered(b)	48,854	2,800,758
Belimo Holding AG	2,051	15,838,995
Bell Food Group AG, Registered	4,341	1,193,092
BKW AG	88,867	10,189,337
Bobst Group SA, Registered	37,574	2,703,165
Bossard Holding AG, Class A, Registered	24,531	5,639,152
Bucher Industries AG, Registered	28,142	13,356,062
Burckhardt Compression Holding AG	13,491	4,678,477

Security	Shares	Value

Switzerland (continued)
Burkhalter Holding AG	11,248	$807,944
Cembra Money Bank AG	126,781	13,838,169
Coltene Holding AG, Registered	12,454	1,339,757
Comet Holding AG, Registered	30,735	7,048,044
Conzzeta AG, Registered	5,523	7,077,585
Daetwyler Holding AG, Bearer	31,976	9,201,727
DKSH Holding AG	150,009	12,107,291
dormakaba Holding AG	13,050	7,840,855
Dufry AG, Registered(b)	235,493	12,727,634
EFG International AG	400,975	2,785,550
Emmi AG, Registered	9,238	9,626,378
Flughafen Zurich AG, Registered(b)	84,061	13,899,925
Forbo Holding AG, Registered	4,629	7,898,856
Galenica AG(d)	197,191	13,055,924
GAM Holding AG(b)(c)	690,006	1,645,900
Georg Fischer AG, Registered	17,269	21,663,898
Gurit Holding AG, Bearer	1,359	4,010,089
Helvetia Holding AG, Registered	154,802	15,539,364
Huber + Suhner AG, Registered	67,399	5,561,024
Idorsia Ltd.(b)	455,757	13,894,031
Implenia AG, Registered	60,085	1,687,189
Inficon Holding AG, Registered	8,198	8,920,486
Interroll Holding AG, Registered	2,692	8,881,542
Intershop Holding AG	6,984	4,710,432
Kardex Holding AG, Registered	28,235	6,284,319
Komax Holding AG, Registered(b)(c)	16,180	4,154,128
Landis+Gyr Group AG(b)	92,702	6,856,780
LEM Holding SA, Registered	1,511	3,098,094
Leonteq AG	44,716	1,802,011
Liechtensteinische Landesbank AG	28,111	1,611,579
Medacta Group SA(b)(d)	31,725	3,616,136
Medartis Holding AG(b)(d)	6,756	353,141
Metall Zug AG	862	1,560,049
Meyer Burger Technology AG(b)	9,085,255	3,592,842
Mobilezone Holding AG, Registered	227,883	2,446,361
Mobimo Holding AG, Registered	30,049	9,491,647
Molecular Partners AG(b)	83,448	2,049,616
OC Oerlikon Corp. AG, Registered	851,051	8,786,987
Orior AG	24,281	1,976,107
PSP Swiss Property AG, Registered	179,344	23,002,642
Relief Therapeutics Holding AG(b)	7,414,105	3,833,732
Rieter Holding AG, Registered	19,942	2,062,347
Schweiter Technologies AG, Bearer	4,175	7,246,178
Sensirion Holding AG(b)(d)	39,262	2,581,865
SFS Group AG	71,045	9,016,390
Siegfried Holding AG, Registered	16,484	11,951,641
SIG Combibloc Group AG	1,347,540	32,143,434
Softwareone Holding AG	368,950	11,571,161
St. Galler Kantonalbank AG, Class A, Registered	12,812	5,904,811
Stadler Rail AG(c)	190,005	9,525,880
Sulzer AG, Registered	78,214	8,475,528
Swissquote Group Holding SA, Registered	39,640	4,317,801
Tecan Group AG, Registered	50,749	24,644,299
TX Group AG	3,668	292,747
u-blox Holding AG(c)	32,426	2,556,974
Valiant Holding AG, Registered	70,125	6,731,874
Valora Holding AG, Registered(b)	15,745	3,019,444
VAT Group AG(d)	113,258	31,599,186
Vetropack Holding AG(b)	52,423	3,470,902
Vontobel Holding AG, Registered	119,282	9,674,231

80	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
VZ Holding AG	60,012	$5,079,703
V-ZUG Holding AG(b)	8,659	870,183
Ypsomed Holding AG, Registered	14,876	2,518,352
Zehnder Group AG, Registered	55,173	4,037,503
Zur Rose Group AG(b)	35,451	16,318,778

		604,716,303

United Kingdom — 17.1%
888 Holdings PLC	1,552,715	6,439,209
AB Dynamics PLC(c)	63,929	1,755,746
Abcam PLC	867,222	19,744,613
Advanced Medical Solutions Group PLC	1,072,225	3,349,663
AG Barr PLC(b)	421,957	2,839,214
Aggreko PLC	1,077,676	8,657,209
Airtel Africa PLC(d)	3,155,661	3,445,016
AJ Bell PLC	1,220,128	7,221,318
Alfa Financial Software Holdings PLC(d)	141,452	251,349
Alliance Pharma PLC	1,172,307	1,394,097
Alpha FX Group PLC(b)	109,502	2,180,338
Alternative Credit Investments PLC	468,140	5,592,794
AO World PLC(b)	1,232,770	5,281,660
Ascential PLC(b)	1,691,577	7,702,649
Ashmore Group PLC	1,797,312	11,130,991
ASOS PLC(b)	315,505	19,383,672
Assura PLC	11,188,806	11,139,240
Aston Martin Lagonda Global Holdings PLC(b)(c)(d)	289,963	8,082,997
Avacta Group PLC(b)	1,055,798	1,783,281
Avast PLC(d)	2,792,182	18,105,208
Avon Rubber PLC	132,726	5,650,040
B&M European Value Retail SA	3,759,323	27,628,644
Babcock International Group PLC(b)	1,100,574	3,521,348
Bakkavor Group PLC(b)(d)	250,635	287,384
Balfour Beatty PLC(b)	2,899,013	10,716,650
Bank of Georgia Group PLC(b)	165,555	2,609,865
Beazley PLC	2,549,176	10,900,646
Bellway PLC	517,634	19,582,954
Biffa PLC(b)(d)	1,274,178	4,024,313
Big Yellow Group PLC	700,878	10,644,650
Blue Prism Group PLC(b)(c)	338,022	7,282,856
BMO Commercial Property Trust.	3,420,045	3,663,197
Bodycote PLC	812,396	7,848,121
boohoo Group PLC(b)(c)	4,230,144	19,686,139
Breedon Group PLC(b)	6,375,618	7,459,259
Brewin Dolphin Holdings PLC	1,289,628	5,224,206
Britvic PLC	1,123,070	11,489,389
Burford Capital Ltd.(b)	838,522	7,133,285
Bytes Technology Group PLC(b)	701,552	3,468,137
Cairn Energy PLC	2,075,611	5,141,813
Calisen PLC(b)	675,055	2,399,039
Capita PLC(b)	7,001,364	3,366,919
Capital & Counties Properties PLC	3,014,304	5,794,939
Carnival PLC(c)	656,518	10,502,831
Centamin PLC	4,896,923	7,712,950
Central Asia Metals PLC	499,513	1,509,049
Centrica PLC(b)	24,491,174	17,414,278
Ceres Power Holdings PLC(b)	364,211	6,631,784
Cineworld Group PLC(c)	4,314,798	4,567,052
Civitas Social Housing PLC	2,575,184	3,812,070
Clinigen Group PLC	563,238	5,916,804
Clipper Logistics PLC	307,524	2,267,708
Close Brothers Group PLC	633,140	12,258,933

Security	Shares	Value

United Kingdom (continued)
CMC Markets PLC(d)	477,876	$2,641,283
Coats Group PLC(b)	5,702,685	4,816,020
Computacenter PLC	309,815	10,006,301
ContourGlobal PLC(d)	835,470	2,294,535
ConvaTec Group PLC(d)	6,288,378	17,287,673
Countryside Properties PLC(d)	2,215,054	13,115,864
Craneware PLC(c)	84,678	2,616,296
Cranswick PLC	221,948	10,405,155
Crest Nicholson Holdings PLC(b)	1,085,634	4,821,224
Custodian REIT PLC	1,687,708	2,155,332
CVS Group PLC(b)	284,883	5,985,381
Daily Mail & General Trust PLC, Class A, NVS	672,617	7,112,010
Dechra Pharmaceuticals PLC	454,106	22,486,237
Derwent London PLC	446,064	19,429,614
Dialog Semiconductor PLC(b)	276,355	17,451,957
Diploma PLC	527,914	16,803,913
Diversified Gas & Oil PLC	2,790,428	4,414,252
Dixons Carphone PLC(b)	4,356,068	6,573,946
Domino’s Pizza Group PLC	1,844,963	8,340,293
Draper Esprit PLC(b)	400,388	3,782,712
Drax Group PLC	1,647,632	8,452,806
DS Smith PLC(b)	5,783,264	28,907,346
Dunelm Group PLC(b)	429,269	6,814,299
easyJet PLC	725,760	7,259,334
Electrocomponents PLC	1,883,888	22,700,531
Elementis PLC(b)	2,447,411	3,700,224
EMIS Group PLC	264,747	4,195,374
Empiric Student Property PLC	2,562,742	2,579,542
Energean PLC(b)	408,930	4,414,849
Equiniti Group PLC(b)(d)	1,568,896	2,516,349
Ergomed PLC(b)	153,359	2,274,400
Essentra PLC(b)	1,287,819	5,107,235
Eurasia Mining PLC(b)	7,528,331	2,481,097
Euromoney Institutional Investor PLC	454,063	5,948,375
Ferrexpo PLC	1,266,400	4,907,516
Fevertree Drinks PLC	441,471	14,798,026
Finablr PLC(a)(b)(d)	1,080,679	14,840
First Derivatives PLC(b)	86,319	3,567,851
Firstgroup PLC(b)	5,100,799	5,025,670
Forterra PLC(b)(d)	939,285	3,353,548
Frasers Group PLC(b)	879,966	5,162,154
Frontier Developments PLC(b)	89,463	3,875,936
Funding Circle Holdings PLC(b)(c)(d)	823,788	1,125,570
Future PLC	411,612	9,823,621
G4S PLC(b)	6,519,448	23,285,469
Games Workshop Group PLC	131,221	18,613,905
Gamesys Group PLC	317,799	5,551,028
GB Group PLC	776,946	9,132,684
GCP Student Living PLC	1,582,637	3,199,064
Genus PLC	274,722	18,583,250
Go-Ahead Group PLC (The)(b)	181,493	2,453,632
GoCo Group PLC	1,857,045	3,131,516
Grainger PLC	2,813,252	10,306,905
Great Portland Estates PLC	961,358	8,612,573
Greatland Gold PLC(b)	15,467,601	5,203,827
Greggs PLC(b)	428,263	12,197,003
Halfords Group PLC	844,686	3,160,790
Hammerson PLC	16,014,141	5,093,028
Hays PLC(b)	7,073,155	13,675,703
Helical PLC	556,364	2,895,557

S C H E D U L E O F I N V E S T M E N T S	81

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Hill & Smith Holdings PLC	331,428	$6,153,181
Hiscox Ltd.(b)	1,452,215	18,633,634
Hochschild Mining PLC	1,404,790	4,436,833
HomeServe PLC	1,269,723	18,203,014
Hotel Chocolat Group PLC(b)(c)	165,446	813,342
Howden Joinery Group PLC(b)	2,530,237	23,348,785
Hunting PLC	605,096	1,661,005
Ibstock PLC(b)(d)	1,793,914	5,084,463
Ideagen PLC(c)	769,415	3,074,592
IG Design Group PLC	304,561	2,174,761
IG Group Holdings PLC	1,554,466	16,009,446
IMI PLC	1,137,766	19,467,259
Inchcape PLC(b)	1,655,242	15,115,307
Indivior PLC(b)	3,103,446	5,838,464
IntegraFin Holdings PLC	1,259,380	9,477,006
Intermediate Capital Group PLC	1,220,231	28,485,562
Investec PLC	2,921,111	7,635,452
iomart Group PLC(c)	673,669	2,951,013
IP Group PLC(b)	4,237,176	5,527,566
IQE PLC(b)	3,251,210	3,540,398
ITM Power PLC(b)	1,624,383	12,268,316
ITV PLC(b)	15,197,698	22,100,779
IWG PLC(b)	3,184,506	13,704,869
J D Wetherspoon PLC(b)	354,558	5,603,978
JET2 PLC(b)	489,550	8,866,979
John Laing Group PLC(d)	2,120,681	9,231,418
John Wood Group PLC(b)	2,872,664	11,558,095
Judges Scientific PLC	22,228	1,953,503
Jupiter Fund Management PLC	1,858,097	7,307,608
Just Group PLC(b)	4,354,667	4,562,610
Kainos Group PLC	337,733	5,769,361
KAZ Minerals PLC	977,443	9,731,130
Keller Group PLC	312,597	3,253,777
Keywords Studios PLC(b)(c)	294,758	11,041,899
Lancashire Holdings Ltd	1,014,843	9,497,265
Learning Technologies Group PLC(c)	2,233,435	5,042,071
Liontrust Asset Management PLC	256,701	4,512,023
LondonMetric Property PLC	3,592,276	11,256,909
LXI REIT PLC	2,342,847	4,021,497
Man Group PLC	6,172,338	12,395,938
Marks & Spencer Group PLC(b)	8,191,258	15,921,878
Marshalls PLC(b)	877,906	7,829,986
Marston’s PLC(b)	2,681,334	3,030,293
McCarthy & Stone PLC(b)(d)	2,258,650	3,715,691
Mediclinic International PLC	1,684,786	6,695,409
Meggitt PLC(b)	3,279,692	17,870,576
Micro Focus International PLC(b)	1,403,048	8,575,589
Mitchells & Butlers PLC(b)	824,426	3,373,664
Mitie Group PLC(b)	5,073,383	3,344,050
Moneysupermarket.com Group PLC	2,269,618	8,352,594
Morgan Advanced Materials PLC	1,268,013	5,084,408
Morgan Sindall Group PLC	157,065	3,192,089
National Express Group PLC(b)	2,323,941	7,984,472
NCC Group PLC	1,201,684	4,075,877
Network International Holdings PLC(b)(d)	1,963,810	9,255,088
Ninety One PLC	1,538,883	4,961,780
Numis Corp. PLC	143,888	652,037
On the Beach Group PLC(b)(d)	636,503	2,879,981
OSB Group PLC(b)	1,887,891	10,629,053
Oxford Biomedica PLC(b)	216,159	2,911,898

Security	Shares	Value

United Kingdom (continued)
Pagegroup PLC(b)	1,385,858	$8,559,965
Paragon Banking Group PLC	1,113,892	6,938,250
Pennon Group PLC	1,765,206	22,659,375
Petrofac Ltd.(b)(c)	1,229,775	2,013,807
Petropavlovsk PLC(b)	10,608,013	4,224,408
Pets at Home Group PLC	2,099,433	11,606,723
Picton Property Income Ltd. (The)	2,452,016	2,777,865
Playtech PLC(b)	1,252,793	7,999,560
Plus500 Ltd.	404,258	7,458,133
Polypipe Group PLC(b)	974,049	6,875,080
Premier Foods PLC(b)	2,590,860	3,330,072
Primary Health Properties PLC	5,486,297	10,939,054
Provident Financial PLC(b)	1,064,877	3,582,608
PZ Cussons PLC	945,683	3,220,558
QinetiQ Group PLC	2,448,116	10,125,600
Quilter PLC(d)	7,649,239	16,291,604
Rathbone Brothers PLC	241,024	5,328,684
RDI REIT PLC	1,374,486	1,719,462
Redde Northgate PLC	1,080,101	3,641,243
Redrow PLC(b)	1,185,652	8,555,862
Regional REIT Ltd.(d)	1,207,179	1,355,997
Renishaw PLC(b)	153,859	12,676,751
Restaurant Group PLC (The)(b)	2,613,238	2,450,945
Restore PLC(b)	533,872	2,602,551
Rightmove PLC(b)	3,683,861	30,311,600
Rotork PLC	3,701,542	16,550,110
Royal Mail PLC(b)	3,780,590	21,004,835
RWS Holdings PLC	1,222,953	9,874,632
S4 Capital PLC(b)	1,118,922	7,605,694
Sabre Insurance Group PLC(d)	864,844	3,010,576
Safestore Holdings PLC	899,150	10,007,348
Sanne Group PLC	603,864	4,593,913
Savills PLC(b)	609,935	8,819,536
Senior PLC(b)	1,812,816	2,373,604
Serco Group PLC(b)	5,162,524	8,315,606
Serica Energy PLC	454,142	735,881
Shaftesbury PLC(b)	801,733	6,159,758
Signature Aviation PLC(b)	3,490,150	19,697,891
Silence Therapeutics PLC(b)	119,115	958,513
Smart Metering Systems PLC	457,626	4,292,054
Softcat PLC	502,388	10,417,177
SolGold PLC(b)	3,306,303	1,309,852
Spectris PLC	489,162	20,393,337
Spire Healthcare Group PLC(b)(d)	1,201,494	2,659,625
Spirent Communications PLC	2,560,874	8,404,656
SSP Group PLC	2,254,406	8,971,485
St. Modwen Properties PLC	897,816	4,789,743
Stagecoach Group PLC	1,854,560	1,884,545
Synthomer PLC	1,437,634	8,488,884
TalkTalk Telecom Group PLC	2,826,950	3,800,447
Tate & Lyle PLC	1,984,018	18,766,037
TBC Bank Group PLC(b)	173,656	2,904,497
Team17 Group PLC(b)	414,000	4,559,409
Telecom Plus PLC	287,185	5,142,487
TI Fluid Systems PLC(b)(d)	988,291	3,438,945
TORM PLC(c)	128,516	912,124
TP ICAP PLC	2,367,723	7,250,527
Trainline PLC(b)(d)	1,919,681	10,760,585
Travis Perkins PLC(b)	1,057,150	19,590,401
Tritax Big Box REIT PLC	7,144,610	18,091,445

82	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Tullow Oil PLC(b)(c)	5,855,614	$2,068,127
UK Commercial Property REIT Ltd.	3,340,540	3,000,048
Ultra Electronics Holdings PLC	297,844	8,167,718
UNITE Group PLC (The)(b)	1,340,764	17,674,917
Vectura Group PLC(b)	2,655,326	4,258,871
Vesuvius PLC	923,461	6,315,122
Victoria PLC(b)	375,883	3,561,522
Victrex PLC	368,729	11,868,579
Virgin Money UK PLC(b)	5,434,495	9,675,324
Vistry Group PLC(b)	934,241	10,814,845
Warehouse REIT PLC	1,377,076	2,344,841
Watkin Jones PLC	826,705	2,222,783
Weir Group PLC (The)(b)	1,094,635	28,484,747
WH Smith PLC	549,108	11,536,738
William Hill PLC(b)	4,214,934	15,627,459
Workspace Group PLC	569,782	5,598,249

		2,018,889,268

United States — 0.0%
Arko Corp.(b)	0	2
Coronado Global Resources Inc.(d)	2,425,146	2,437,509

		2,437,511

Total Common Stocks — 99.4% (Cost: $10,285,749,745)		11,722,561,752

Preferred Stocks

Germany — 0.2%

Draegerwerk AG & Co. KGaA, Preference Shares, NVS	35,593	3,044,232
Jungheinrich AG, Preference Shares, NVS	201,877	9,241,411
Sixt SE, Preference Shares, NVS	68,975	4,692,673
STO SE & Co. KGaA, Preference Shares, NVS	6,120	972,523

		17,950,839

Italy — 0.0%

Danieli & C Officine Meccaniche SpA, Preference Shares, NVS	224,251	2,806,158

Total Preferred Stocks — 0.2% (Cost: $18,426,677)		20,756,997

Rights

Spain — 0.0%
Sacyr SA (Expires 02/03/21)(b)	1,494,871	74,461

Security	Shares	Value

Sweden — 0.0%

Modern Times Group MTG AB, Class B (Expires 02/10/21)(b)	274,383	$513,158

Total Rights — 0.0% (Cost: $76,189)		587,619

Warrants

Singapore — 0.0%
Ezion Holdings Ltd. (Expires 04/16/23)(a)(b)(c)	3,963,747	30

Spain — 0.0%
Abengoa SA (Expires 03/31/25)(b)(c)	3,096,556	22,572

Total Warrants — 0.0% (Cost: $0)		22,602

Short-Term Investments

Money Market Funds — 3.3%

BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(f)(g)(h)	379,579,463	379,807,211

BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(f)(g)	5,970,000	5,970,000

		385,777,211

Total Short-Term Investments — 3.3% (Cost: $385,845,583)		385,777,211

Total Investments in Securities — 102.9% (Cost: $10,690,098,194)		12,129,706,181

Other Assets, Less Liabilities — (2.9)%		(338,181,687)

Net Assets — 100.0%		$11,791,524,494

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Rounds to less than $1.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	83

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI EAFE Small-Cap ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$373,297,430	$6,719,497	(a)	$—	$172,398	$(382,114)	$379,807,211	379,579,463	$8,586,441	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,790,000	3,180,000	(a)	—	—	—	5,970,000	5,970,000	1,606		—

					$172,398	$(382,114)	$385,777,211		$8,588,047		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	408	03/19/21	$17,240	$(401,538)
FTSE 100 Index	167	03/19/21	14,587	(569,348)
TOPIX Index	75	03/11/21	12,923	(57,153)

				$(1,028,039)

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$1,028,039

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended January 31, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$7,266,979

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ 915,977

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$50,244,000

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

84	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI EAFE Small-Cap ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$11,720,817,079	$—	$1,744,673	$11,722,561,752
Preferred Stocks	20,756,997	—	—	20,756,997
Rights	587,619	—	—	587,619
Warrants	—	22,572	30	22,602
Money Market Funds	385,777,211	—	—	385,777,211

	$12,127,938,906	$22,572	$1,744,703	$12,129,706,181

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(1,028,039)	$—	$—	$(1,028,039)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	85

Statements of Assets and Liabilities (unaudited)

January 31, 2021

	iShares Adaptive Currency Hedged MSCI EAFE ETF	iShares Currency Hedged MSCI ACWI ex U.S. ETF	iShares Currency Hedged MSCI EAFE ETF	iShares Currency Hedged MSCI EAFE Small-Cap ETF

ASSETS
Investments in securities, at value:
Affiliated(a)	$5,978,473	$93,626,635	$2,334,988,365	$64,429,813
Cash	2,733	8,747	5,980	8,253
Cash pledged:
Collateral — OTC derivatives	—	—	—	40,000
Receivables:
Investments sold	—	14,627	1,350,576	14,231
Dividends	—	—	75	—
Unrealized appreciation on:
Forward foreign currency exchange contracts	29,980	932,055	24,923,769	687,290

Total assets	6,011,186	94,582,064	2,361,268,765	65,179,587

LIABILITIES
Cash received:
Collateral — OTC derivatives	—	—	1,350,000	—
Payables:
Investments purchased	14,986	635,704	18,057,622	482,467
Capital shares redeemed	—	—	10,954	—
Investment advisory fees	157	2,362	61,110	1,587
Unrealized depreciation on:
Forward foreign currency exchange contracts	11,884	188,699	4,690,357	136,355

Total liabilities	27,027	826,765	24,170,043	620,409

NET ASSETS	$5,984,159	$93,755,299	$2,337,098,722	$64,559,178

NET ASSETS CONSIST OF:
Paid-in capital	$5,715,200	$87,805,217	$2,277,130,229	$60,640,722
Accumulated earnings	268,959	5,950,082	59,968,493	3,918,456

NET ASSETS	$5,984,159	$93,755,299	$2,337,098,722	$64,559,178

Shares outstanding	200,000	3,150,000	76,700,000	2,000,000

Net asset value	$29.92	$29.76	$30.47	$32.28

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — Affiliated	$5,597,010	$83,015,698	$2,123,974,809	$56,719,808

See notes to financial statements.

86	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

January 31, 2021

	iShares MSCI ACWI ex U.S. ETF	iShares MSCI EAFE ETF	iShares MSCI EAFE Small-Cap ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$3,642,124,539	$51,778,832,240	$11,743,928,970
Affiliated(c)	137,561,917	132,258,112	385,777,211
Cash	3,763	1,761	20,368
Foreign currency, at value(d)	6,294,225	139,989,002	34,820,890
Cash pledged:
Futures contracts	1,115,000	—	—
Foreign currency collateral pledged:
Futures contracts(e)	—	29,006,930	3,822,082
Receivables:
Investments sold	400,822	6,145,928	20,083
Securities lending income — Affiliated	28,298	35,407	2,091,905
Capital shares sold	—	—	6,543,853
Dividends	4,320,715	32,005,423	11,553,169
Tax reclaims	3,578,325	95,430,527	7,620,105
Foreign withholding tax claims	—	72,427,754	—

Total assets	3,795,427,604	52,286,133,084	12,196,198,636

LIABILITIES
Collateral on securities loaned, at value	40,837,486	118,410,444	379,640,519
Deferred foreign capital gain tax	99,997	—	16,037
Payables:
Investments purchased	—	1,649	20,156,165
Variation margin on futures contracts	385,866	7,927,833	943,288
Investment advisory fees	982,895	14,432,605	3,913,902
Professional fees	943	10,054,119	4,231
Foreign taxes	1,169	—	—

Total liabilities	42,308,356	150,826,650	404,674,142

NET ASSETS	$3,753,119,248	$52,135,306,434	$11,791,524,494

NET ASSETS CONSIST OF:
Paid-in capital	$3,676,741,605	$54,115,730,058	$10,640,421,400
Accumulated earnings (loss)	76,377,643	(1,980,423,624)	1,151,103,094

NET ASSETS	$3,753,119,248	$52,135,306,434	$11,791,524,494

Shares outstanding	70,400,000	719,400,000	172,600,000

Net asset value	$53.31	$72.47	$68.32

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	None	None	None

(a) Securities loaned, at value	$38,385,503	$111,971,862	$354,335,779
(b) Investments, at cost — Unaffiliated	$3,142,774,519	$46,869,091,276	$10,304,252,611
(c) Investments, at cost — Affiliated	$124,750,877	$132,152,781	$385,845,583
(d) Foreign currency, at cost	$6,295,488	$139,144,158	$34,825,736
(e) Foreign currency collateral pledged, at cost	$—	$29,197,904	$3,886,544

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	87

Statements of Operations (unaudited)

Six Months Ended January 31, 2021

	iShares Adaptive Currency Hedged MSCI EAFE ETF	iShares Currency Hedged MSCI ACWI ex U.S. ETF	iShares Currency Hedged MSCI EAFE ETF	iShares Currency Hedged MSCI EAFE Small-Cap ETF

INVESTMENT INCOME
Dividends — Affiliated	$57,789	$832,033	$22,880,036	$439,594

Total investment income	57,789	832,033	22,880,036	439,594

EXPENSES
Investment advisory fees	10,859	155,129	4,395,221	116,361

Total expenses	10,859	155,129	4,395,221	116,361

Less:
Investment advisory fees waived	(10,001)	(142,882)	(4,048,230)	(108,243)

Total expenses after fees waived	858	12,247	346,991	8,118

Net investment income	56,931	819,786	22,533,045	431,476

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Affiliated	3,087	(20,582)	(2,102,656)	42,399
In-kind redemptions — Affiliated	—	159,639	20,247,105	—
Forward foreign currency exchange contracts	(146,483)	(4,918,638)	(170,507,265)	(3,927,893)
Foreign currency transactions	(2,166)	(222)	—	—

Net realized loss	(145,562)	(4,779,803)	(152,362,816)	(3,885,494)

Net change in unrealized appreciation (depreciation) on:
Investments — Affiliated	862,085	13,219,605	340,370,573	11,200,868
Forward foreign currency exchange contracts	73,693	2,705,701	111,357,988	2,362,664

Net change in unrealized appreciation (depreciation)	935,778	15,925,306	451,728,561	13,563,532

Net realized and unrealized gain	790,216	11,145,503	299,365,745	9,678,038

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$847,147	$11,965,289	$321,898,790	$10,109,514

See notes to financial statements.

88	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited) (continued)

Six Months Ended January 31, 2021

	iShares MSCI ACWI ex U.S. ETF	iShares MSCI EAFE ETF	iShares MSCI EAFE Small-Cap ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$30,587,292	$435,621,865	$88,868,412
Dividends — Affiliated	76,565	6,551	1,606
Securities lending income — Affiliated — net	270,038	1,539,402	8,586,441
Other income — Unaffiliated	—	2,415,359	—

Foreign taxes withheld	(3,006,357)	(35,801,760)	(7,221,204)

Foreign withholding tax claims	—	116,075,368	—

Total investment income	27,927,538	519,856,785	90,235,255

EXPENSES
Investment advisory fees	5,456,038	79,962,248	19,979,454
Commitment fees	14,894	—	—
Professional fees	—	12,060,793	—
Interest expense	1,058	—	—

Total expenses	5,471,990	92,023,041	19,979,454

Less:
Investment advisory fees waived	(264,803)	—	—

Total expenses after fees waived	5,207,187	92,023,041	19,979,454

Net investment income	22,720,351	427,833,744	70,255,801

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated(a)	(28,492,355)	(282,943,220)	(114,943,609)
Investments — Affiliated	(35,130)	18,789	172,398
In-kind redemptions — Unaffiliated	2,686,735	455,706,964	231,670,174
Futures contracts	2,942,791	40,421,177	7,266,979
Foreign currency transactions	222,152	9,425,094	2,064,748

Net realized gain (loss)	(22,675,807)	222,628,804	126,230,690

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated(b)	586,602,259	7,311,118,496	1,944,422,757
Investments — Affiliated	16,001,348	(191,968)	(382,114)
Futures contracts	(204,614)	11,675,935	915,977
Foreign currency translations	(54,676)	(90,415)	(844,159)

Net change in unrealized appreciation (depreciation)	602,344,317	7,322,512,048	1,944,112,461

Net realized and unrealized gain	579,668,510	7,545,140,852	2,070,343,151

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$602,388,861	$7,972,974,596	$2,140,598,952

(a) Net of foreign capital gain tax of	$74	$—	$—
(b) Net of deferred foreign capital gain tax of	$38,386	$—	$15,401

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	89

Statements of Changes in Net Assets

	iShares Adaptive Currency Hedged MSCI EAFE ETF		iShares Currency Hedged MSCI ACWI ex U.S. ETF

	Six Months Ended 01/31/21 (unaudited)	Year Ended 07/31/20	Six Months Ended 01/31/21 (unaudited)	Year Ended 07/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$56,931	$168,842	$819,786	$2,158,692
Net realized gain (loss)	(145,562)	(228,969)	(4,779,803)	1,726,326
Net change in unrealized appreciation (depreciation)	935,778	(633,868)	15,925,306	(4,916,962)

Net increase (decrease) in net assets resulting from operations	847,147	(693,995)	11,965,289	(1,031,944)

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income	(57,088)	(168,842)	(822,162)	(2,163,891)
Return of capital	—	(134)	—	—

Decrease in net assets resulting from distributions to shareholders	(57,088)	(168,976)	(822,162)	(2,163,891)

CAPITAL SHARE TRANSACTIONS

Net increase (decrease) in net assets derived from capital share transactions	—	(2,118,423)	11,585,591	3,571,994

NET ASSETS
Total increase (decrease) in net assets	790,059	(2,981,394)	22,728,718	376,159
Beginning of period	5,194,100	8,175,494	71,026,581	70,650,422

End of period	$5,984,159	$5,194,100	$93,755,299	$71,026,581

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

90	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares Currency Hedged MSCI EAFE ETF		iShares Currency Hedged MSCI EAFE Small-Cap ETF

	Six Months Ended 01/31/21 (unaudited)	Year Ended 07/31/20	Six Months Ended 01/31/21 (unaudited)	Year Ended 07/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$22,533,045	$67,314,529	$431,476	$1,215,352
Net realized gain (loss)	(152,362,816)	4,643,399	(3,885,494)	1,923,601
Net change in unrealized appreciation (depreciation)	451,728,561	(247,760,967)	13,563,532	(4,321,233)

Net increase (decrease) in net assets resulting from operations	321,898,790	(175,803,039)	10,109,514	(1,182,280)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(20,334,770)	(132,964,441)	(380,690)	(1,580,016)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(224,824,488)	(321,955,844)	10,643,439	21,190,701

NET ASSETS
Total increase (decrease) in net assets	76,739,532	(630,723,324)	20,372,263	18,428,405
Beginning of period	2,260,359,190	2,891,082,514	44,186,915	25,758,510

End of period	$2,337,098,722	$2,260,359,190	$64,559,178	$44,186,915

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	91

Statements of Changes in Net Assets (continued)

	iShares MSCI ACWI ex U.S. ETF		iShares MSCI EAFE ETF

	Six Months Ended 01/31/21 (unaudited)	Year Ended 07/31/20	Six Months Ended 01/31/21 (unaudited)	Year Ended 07/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$22,720,351	$88,564,336	$427,833,744	$1,290,976,020
Net realized gain (loss)	(22,675,807)	18,391,003	222,628,804	(28,264,178)
Net change in unrealized appreciation (depreciation)	602,344,317	(31,062,767)	7,322,512,048	(3,816,543,605)

Net increase (decrease) in net assets resulting from operations	602,388,861	75,892,572	7,972,974,596	(2,553,831,763)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(34,581,184)	(101,163,008)	(497,952,915)	(1,347,746,321)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	189,770,986	(846,660,541)	(1,744,969,573)	(9,773,801,141)

NET ASSETS
Total increase (decrease) in net assets	757,578,663	(871,930,977)	5,730,052,108	(13,675,379,225)
Beginning of period	2,995,540,585	3,867,471,562	46,405,254,326	60,080,633,551

End of period	$3,753,119,248	$2,995,540,585	$52,135,306,434	$46,405,254,326

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

92	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares MSCI EAFE Small-Cap ETF

	Six Months Ended 01/31/21 (unaudited)	Year Ended 07/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$70,255,801	$186,689,132
Net realized gain	126,230,690	256,025,329
Net change in unrealized appreciation (depreciation)	1,944,112,461	(730,978,542)

Net increase (decrease) in net assets resulting from operations	2,140,598,952	(288,264,081)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(78,670,123)	(301,619,246)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	1,201,735,614	(338,099,674)

NET ASSETS
Total increase (decrease) in net assets	3,263,664,443	(927,983,001)
Beginning of period	8,527,860,051	9,455,843,052

End of period	$11,791,524,494	$8,527,860,051

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	93

Financial Highlights

(For a share outstanding throughout each period)

	iShares Adaptive Currency Hedged MSCI EAFE ETF

	Six Months Ended								Period From
	01/31/21		Year Ended		Year Ended	Year Ended	Year Ended		01/05/16	(a)
	(unaudited)		07/31/20		07/31/19	07/31/18	07/31/17		to 07/31/16

Net asset value, beginning of period	$25.97		$27.25		$28.89	$27.43	$23.77		$24.29

Net investment income(b)	0.28		0.58		0.94	0.86	0.68		0.48
Net realized and unrealized gain (loss)(c)	3.96		(1.18)		(1.15)	1.46	3.66			(0.52)

Net increase (decrease) from investment operations	4.24		(0.60)		(0.21)	2.32	4.34			(0.04)

Distributions(d)
From net investment income		(0.29)	(0.68)		(0.85)	(0.86)	(0.68)			(0.48)
From net realized gain	—		—		(0.58)	—	—		—
Return of capital	—		(0.00	)(e)	—	—	(0.00	)(e)	(0.00	)(e)

Total distributions		(0.29)	(0.68)		(1.43)	(0.86)	(0.68)			(0.48)

Net asset value, end of period	$29.92		$25.97		$27.25	$28.89	$27.43		$23.77

Total Return
Based on net asset value	16.31	%(f)	(2.32)%		(0.49)%	8.56%	18.42%		0.01	%(f)(g)

Ratios to Average Net Assets
Total expenses(h)	0.38	%(i)	0.38%		0.38%	0.38%	0.38%		0.38	%(i)

Total expenses after fees waived(h)	0.03	%(i)	0.03%		0.03%	0.03%	0.03%		0.03	%(i)

Net investment income	1.99	%(i)	2.17%		3.46%	3.00%	2.69%		3.63	%(i)

Supplemental Data
Net assets, end of period (000)	$5,984		$5,194		$8,175	$2,889	$2,743		$2,377

Portfolio turnover rate(j)(k)	2	%(f)	5%		8%	8%	7%		4	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Rounds to less than $0.01.
(f)	Not annualized.
(g)

The total return disclosed is based on the net asset value (“NAV”) calculated daily for the creation and redemption of shares in the Fund, which may differ from the NAV calculated for financial reporting purposes. Based on the NAV calculated for financial reporting purposes, the total return for the Fund was -0.03%.

(h)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions.
(k)

Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund’s financial highlights for its respective portfolio turnover rates.

See notes to financial statements.

94	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI ACWI ex U.S. ETF

	Six Months Ended 01/31/21 (unaudited)		Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16

Net asset value, beginning of period	$25.83		$26.66	$26.88	$25.28	$21.88	$24.85

Net investment income(a)	0.28		0.76	0.88	0.44	0.90	0.56
Net realized and unrealized gain (loss)(b)	3.92		(0.82)	(0.43)	1.83	3.05	(2.30)

Net increase (decrease) from investment operations	4.20		(0.06)	0.45	2.27	3.95	(1.74)

Distributions(c)
From net investment income		(0.27)	(0.77)	(0.67)	(0.67)	(0.55)	(0.56)
From net realized gain	—		—	—	—	—	(0.67)
Return of capital	—		—	—	—	—	(0.00	)(d)

Total distributions		(0.27)	(0.77)	(0.67)	(0.67)	(0.55)	(1.23)

Net asset value, end of period	$29.76		$25.83	$26.66	$26.88	$25.28	$21.88

Total Return
Based on net asset value	16.30	%(e)	(0.36)%	1.75%	9.05%	18.18%	(6.97)%

Ratios to Average Net Assets
Total expenses(f)	0.38	%(g)	0.38%	0.38%	0.38%	0.38%	0.38%

Total expenses after fees waived(f)	0.03	%(g)	0.03%	0.03%	0.03%	0.03%	0.03%

Net investment income	2.01	%(g)	2.90%	3.37%	1.66%	3.68%	2.56%

Supplemental Data
Net assets, end of period (000)	$93,755		$71,027	$70,650	$43,008	$85,968	$2,188

Portfolio turnover rate(h)(i)	4	%(e)	9%	7%	10%	6%	8%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Rounds to less than $0.01.
(e)	Not annualized.
(f)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.
(i)

Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund’s financial highlights for its respective portfolio turnover rates.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	95

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI EAFE ETF

	Six Months Ended 01/31/21 (unaudited)		Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16

Net asset value, beginning of period	$26.72		$29.40	$29.96	$28.09	$24.30	$27.86

Net investment income(a)	0.28		0.70	0.86	0.83	0.74	0.75
Net realized and unrealized gain (loss)(b)	3.73		(1.98)	(0.20)	1.93	3.83	(3.38)

Net increase (decrease) from investment operations	4.01		(1.28)	0.66	2.76	4.57	(2.63)

Distributions(c)
From net investment income		(0.26)	(0.73)	(0.91)	(0.89)	(0.70)	(0.69)
From net realized gain	—		(0.67)	(0.31)	—	(0.08)	(0.24)

Total distributions		(0.26)	(1.40)	(1.22)	(0.89)	(0.78)	(0.93)

Net asset value, end of period	$30.47		$26.72	$29.40	$29.96	$28.09	$24.30

Total Return
Based on net asset value	15.02	%(d)	(4.74)%	2.45%	9.94%	18.97%	(9.41)%

Ratios to Average Net Assets

Total expenses(e)	0.38	%(f)	0.38%	0.38%	0.38%	0.38%	0.38%

Total expenses after fees waived(e)	0.03	%(f)	0.03%	0.03%	0.03%	0.03%	0.03%

Net investment income	1.95	%(f)	2.47%	3.01%	2.82%	2.77%	3.04%

Supplemental Data
Net assets, end of period (000)	$2,337,099		$2,260,359	$2,891,083	$3,458,983	$4,278,604	$3,542,254

Portfolio turnover rate(g)(h)	5	%(d)	8%	7%	12%	10%	10%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)

Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund’s financial highlights for its respective portfolio turnover rates.

See notes to financial statements.

96	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI EAFE Small-Cap ETF

	Six Months Ended 01/31/21 (unaudited)		Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16

Net asset value, beginning of period	$26.78		$28.62	$31.37	$28.48	$23.85	$25.17

Net investment income(a)	0.24		0.87	0.84	0.77	0.92	0.55
Net realized and unrealized gain (loss)(b)	5.47		(1.51)	(1.93)	2.86	4.46	(1.16)

Net increase (decrease) from investment operations	5.71		(0.64)	(1.09)	3.63	5.38	(0.61)

Distributions(c)
From net investment income		(0.21)	(0.88)	(0.80)	(0.74)	(0.75)	(0.52)
From net realized gain	—		(0.32)	(0.86)	—	—	(0.19)
Return of capital	—		—	—	—	—	(0.00	)(d)

Total distributions		(0.21)	(1.20)	(1.66)	(0.74)	(0.75)	(0.71)

Net asset value, end of period	$32.28		$26.78	$28.62	$31.37	$28.48	$23.85

Total Return

Based on net asset value	21.31	%(e)	(2.62)%	(3.05)%	12.81%	22.77%	(2.35)%

Ratios to Average Net Assets
Total expenses(f)	0.43	%(g)	0.43%	0.43%	0.43%	0.43%	0.43%

Total expenses after fees waived(f)	0.03	%(g)	0.03%	0.03%	0.03%	0.03%	0.03%

Net investment income	1.59	%(g)	3.16%	2.94%	2.50%	3.50%	2.34%

Supplemental Data
Net assets, end of period (000)	$64,559		$44,187	$25,759	$21,961	$9,969	$8,348

Portfolio turnover rate(h)(i)	5	%(e)	9%	10%	10%	13%	9%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Rounds to less than $0.01.
(e)	Not annualized.
(f)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.
(i)

Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund’s financial highlights for its respective portfolio turnover rates.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	97

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI ACWI ex U.S. ETF

	Six Months Ended 01/31/21 (unaudited)		Year Ended 07/31/20		Year Ended 07/31/19		Year Ended 07/31/18		Year Ended 07/31/17		Year Ended 07/31/16

Net asset value, beginning of period	$45.11		$46.26		$48.60		$47.08		$40.66		$44.18

Net investment income(a)	0.33		1.12		1.32		1.33		1.12	(b)	1.06
Net realized and unrealized gain (loss)(c)	8.36		(0.97)		(2.49)		1.45		6.36		(3.54)

Net increase (decrease) from investment operations	8.69		0.15		(1.17)		2.78		7.48		(2.48)

Distributions(d)
From net investment income		(0.49)	(1.30)		(1.17)		(1.26)		(1.06)		(1.04)

Total distributions		(0.49)	(1.30)		(1.17)		(1.26)		(1.06)		(1.04)

Net asset value, end of period	$53.31		$45.11		$46.26		$48.60		$47.08		$40.66

Total Return
Based on net asset value	19.30	%(e)	0.29%		(2.27)%		5.92%		18.62%		(5.52)%

Ratios to Average Net Assets
Total expenses	0.32	%(f)(g)	0.32	%(g)	0.32	%(g)	0.31	%(g)	0.32%		0.33%

Total expenses after fees waived	0.31	%(f)(g)	0.30	%(g)	0.30	%(g)	0.31	%(g)	0.32%		0.33%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		N/A		0.32%		N/A		0.32%		N/A

Net investment income	1.33	%(f)	2.50%		2.91%		2.69%		2.62	%(b)	2.67%

Supplemental Data
Net assets, end of period (000)	$3,753,119		$2,995,541		$3,867,472		$3,158,687		$2,655,487		$1,911,104

Portfolio turnover rate(h)	4	%(e)(i)	17	%(i)	15	%(i)	6	%(i)	7%		11%

(a)	Based on average shares outstanding.
(b)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended July 31, 2017:
•	Net investment income per share by $0.01.
•	Ratio of net investment income to average net assets by 0.02%.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(h)	Portfolio turnover rate excludes in-kind transactions.
(i)

Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund’s financial highlights for its respective portfolio turnover rates.

See notes to financial statements.

98	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI EAFE ETF

	Six Months Ended 01/31/21 (unaudited)		Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16

Net asset value, beginning of period	$62.17		$64.94	$68.87	$66.78	$58.27	$64.91

Net investment income(a)	0.59		1.48	1.95	1.93	1.72	1.73	(b)
Net realized and unrealized gain (loss)(c)	10.40		(2.62)	(3.87)	2.26	8.45	(6.69)

Net increase (decrease) from investment operations	10.99		(1.14)	(1.92)	4.19	10.17	(4.96)

Distributions(d)
From net investment income		(0.69)	(1.63)	(2.01)	(2.10)	(1.66)	(1.68)

Total distributions		(0.69)	(1.63)	(2.01)	(2.10)	(1.66)	(1.68)

Net asset value, end of period	$72.47		$62.17	$64.94	$68.87	$66.78	$58.27

Total Return
Based on net asset value	17.70	%(e)	(1.80)%	(2.64)%	6.32%	17.68%	(7.54	)%(b)

Ratios to Average Net Assets
Total expenses	0.37	%(f)	0.32%	0.32%	0.31%	0.32%	0.33%

Total expenses excluding professional fees for foreign withholding tax claims	0.32	%(f)	0.32%	0.32%	N/A	0.32%	0.33%

Net investment income	1.71	%(f)	2.34%	3.03%	2.77%	2.82%	2.99	%(b)

Supplemental Data
Net assets, end of period (000)	$52,135,306		$46,405,254	$60,080,634	$72,770,477	$78,691,555	$59,853,751

Portfolio turnover rate(g)	2	%(e)	4%	4%	4%	2%	3%

(a)	Based on average shares outstanding.
(b)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended July 31, 2016:
•	Net investment income per share by $0.02.
•	Total return by 0.03%.
•	Ratio of net investment income to average net assets by 0.04%.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	99

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI EAFE Small-Cap ETF

	Six Months Ended 01/31/21 (unaudited)		Year Ended 07/31/20	Year Ended 07/31/19		Year Ended 07/31/18	Year Ended 07/31/17		Year Ended 07/31/16

Net asset value, beginning of period	$55.23		$57.03	$63.44		$59.60	$51.00		$51.44

Net investment income(a)	0.44		1.12	1.43		1.46	1.28	(b)	1.20
Net realized and unrealized gain (loss)(c)	13.15		(1.12)	(6.23)		3.90	8.83		(0.54)

Net increase (decrease) from investment operations	13.59		—	(4.80)		5.36	10.11		0.66

Distributions(d)
From net investment income		(0.50)	(1.80)	(1.61)		(1.52)	(1.51)		(1.10)

Total distributions		(0.50)	(1.80)	(1.61)		(1.52)	(1.51)		(1.10)

Net asset value, end of period	$68.32		$55.23	$57.03		$63.44	$59.60		$51.00

Total Return
Based on net asset value	24.61	%(e)	(0.16)%	(7.41	)%(f)	9.01%	20.21	%(b)	1.35%

Ratios to Average Net Assets
Total expenses	0.40	%(g)	0.40%	0.40%		0.39%	0.40%		0.40%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		N/A	0.40%		N/A	0.40%		N/A

Net investment income	1.39	%(g)	2.01%	2.47%		2.28%	2.38	%(b)	2.44%

Supplemental Data
Net assets, end of period (000)	$11,791,524		$8,527,860	$9,455,843		$11,178,397	$8,737,472		$5,967,131

Portfolio turnover rate(h)	8	%(e)	20%	10%		8%	6%		17%

(a)	Based on average shares outstanding.
(b)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended July 31, 2017:
•	Net investment income per share by $0.01.
•	Total return by 0.02%.
•	Ratio of net investment income to average net assets by 0.02%.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

100	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Adaptive Currency Hedged MSCI EAFE	Diversified
Currency Hedged MSCI ACWI ex U.S.	Diversified
Currency Hedged MSCI EAFE	Diversified
Currency Hedged MSCI EAFE Small-Cap	Diversified
MSCI ACWI ex U.S.	Diversified
MSCI EAFE	Diversified
MSCI EAFE Small-Cap	Diversified

Currently each currency hedged fund seeks to achieve its investment objective by investing a substantial portion of its assets in an iShares fund (an “underlying fund”). The financial statements and schedules of investments for the underlying funds are included in this report and should be read in conjunction with the financial statements of the currency hedged funds.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the statement of operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes. However, each of the currency hedged funds has elected to treat realized gains (losses) from certain foreign currency contracts as capital gain (loss) for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2021, if any, are disclosed in the statement of assets and liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The statement of operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts and forward foreign currency exchange contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore,

N O T E S T O F I N A N C I A L S T A T E M E N T S	101

Notes to Financial Statements (unaudited) (continued)

if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
•	Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable

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Notes to Financial Statements (unaudited) (continued)

inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s schedule of investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA as of January 31, 2021:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received(a)	Non-Cash Collateral Received	Net Amount

MSCI ACWI ex U.S.
Barclays Bank PLC	$389,217	$389,217	$—	$—
Barclays Capital Inc.	974,606	974,606	—	—
BNP Paribas Prime Brokerage International Ltd.	1,679,385	1,679,385	—	—
BofA Securities, Inc.	1,346,761	1,346,761	—	—
Citigroup Global Markets Inc.	11,776,391	11,776,391	—	—
Credit Suisse Securities (USA) LLC	870,872	870,872	—	—
Goldman Sachs & Co.	3,358,369	3,358,369	—	—
HSBC Bank PLC	1,556,334	1,556,334	—	—
JPMorgan Securities LLC	3,724,694	3,724,694	—	—
JPMorgan Securities PLC	7	7	—	—
Macquarie Bank Limited	285,243	285,243	—	—
Morgan Stanley & Co. International PLC	1,492,585	1,492,585	—	—
Morgan Stanley & Co. LLC	10,176,186	10,176,186	—	—
Wells Fargo Securities LLC	754,853	754,853	—	—

	$38,385,503	$38,385,503	$—	$—

N O T E S T O F I N A N C I A L S T A T E M E N T S	103

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received(a)	Non-Cash Collateral Received	Net Amount

MSCI EAFE
BNP Paribas Prime Brokerage International Ltd.	$96,150	$96,150	$—	$—
BofA Securities, Inc.	6,951,916	6,951,916	—	—
Citigroup Global Markets Inc.	1,358,811	1,358,811	—	—
Goldman Sachs & Co.	8,356,588	8,356,588	—	—
Morgan Stanley & Co. LLC	95,208,397	95,208,397	—	—

	$111,971,862	$111,971,862	$—	$—

MSCI EAFE Small-Cap
Barclays Capital Inc.	$8,085,115	$8,085,115	$—	$—
BNP Paribas Prime Brokerage International Ltd.	514,576	514,576	—	—
BNP Paribas Securities Corp.	998,201	998,201	—	—
BofA Securities, Inc.	37,040,496	37,040,496	—	—
Citigroup Global Markets Inc.	8,265,106	8,265,106	—	—
Credit Suisse AG	9,194,241	9,194,241	—	—
Credit Suisse Securities (USA) LLC	19,349,081	19,349,081	—	—
Deutsche Bank Securities Inc.	6,408,258	6,408,258	—	—
Goldman Sachs & Co.	71,292,177	71,292,177	—	—
HSBC Bank PLC	2,265,198	2,265,198	—	—
Jefferies LLC	282,878	282,878	—	—
JPMorgan Securities LLC	33,422,527	33,422,527	—	—
Macquarie Bank Limited	14,597,285	14,597,285	—	—
Morgan Stanley & Co. LLC	116,902,837	116,902,837	—	—
National Financial Services LLC	1,659,394	1,659,394	—	—
Nomura Securities International Inc.	1,954,369	1,954,369	—	—
Scotia Capital (USA) Inc.	878,452	878,452	—	—
SG Americas Securities LLC	2,655,079	2,655,079	—	—
State Street Bank & Trust Company	1,142,067	1,142,067	—	—
UBS AG	15,699,755	15,699,755	—	—
UBS Securities LLC	1,728,687	1,728,687	—	—

	$354,335,779	$354,335,779	$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the statement of assets and liabilities.

Securities deposited as initial margin are designated in the schedule of investments and cash deposited, if any, are shown as cash pledged for futures contracts in the statement of assets and liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

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Notes to Financial Statements (unaudited) (continued)

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market.The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the statement of assets and liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the statement of assets and liabilities. A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the statement of assets and liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Adaptive Currency Hedged MSCI EAFE	0.38%
Currency Hedged MSCI ACWI ex U.S.	0.38
Currency Hedged MSCI EAFE	0.38
Currency Hedged MSCI EAFE Small-Cap	0.43

N O T E S T O F I N A N C I A L S T A T E M E N T S	105

Notes to Financial Statements (unaudited) (continued)

For its investment advisory services to each of the iShares MSCI ACWI ex U.S. and iShares MSCI EAFE ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee

First $30 billion	0.350%
Over $30 billion, up to and including $60 billion	0.320
Over $60 billion, up to and including $90 billion	0.280
Over $90 billion, up to and including $120 billion	0.252
Over $120 billion, up to and including $150 billion	0.227
Over $150 billion	0.204

For its investment advisory services to the iShares MSCI EAFE Small-Cap ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee

First $12 billion	0.4000%
Over $12 billion, up to and including $18 billion	0.3800
Over $18 billion, up to and including $24 billion	0.3610
Over $24 billion, up to and including $30 billion	0.3430
Over $30 billion	0.3259

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses are a fund’s total annual operating expenses.

For each of the iShares Adaptive Currency Hedged MSCI EAFE ETF and iShares Currency Hedged MSCI EAFE ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through November 30, 2025 so that each Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to each Fund’s investments in the iShares MSCI EAFE ETF (“EFA”), after taking into account any fee waivers by EFA, plus 0.03%.

For the iShares Currency Hedged MSCI ACWI ex U.S. ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through November 30, 2025 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investments in the iShares MSCI ACWI ex U.S. ETF (“ACWX”), after taking into account any fee waivers by ACWX, plus 0.03%.

For the iShares Currency Hedged MSCI EAFE Small-Cap ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through November 30, 2025 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investments in the iShares MSCI EAFE Small-Cap ETF (“SCZ”), taking into account any fee waivers by SCZ, plus 0.03%.

For ACWX, BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through November 30, 2026 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.

These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended January 31, 2021, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts waived

Adaptive Currency Hedged MSCI EAFE	$10,001
Currency Hedged MSCI ACWI ex U.S.	142,882
Currency Hedged MSCI EAFE	4,048,230
Currency Hedged MSCI EAFE Small-Cap	108,243
MSCI ACWI ex U.S.	264,803

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money

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Notes to Financial Statements (unaudited) (continued)

market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended January 31, 2021, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC

MSCI ACWI ex U.S.	$78,576
MSCI EAFE	393,453
MSCI EAFE Small-Cap	1,967,780

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended January 31, 2021, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

MSCI ACWI ex U.S.	$7,587,218	$16,142,019	$(6,015,639)
MSCI EAFE	141,507,758	176,320,278	(110,085,931)
MSCI EAFE Small-Cap	289,066,423	135,737,873	19,831,694

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended January 31, 2021, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

Adaptive Currency Hedged MSCI EAFE	$84,448	$159,706
Currency Hedged MSCI ACWI ex U.S.	3,038,523	5,290,345
Currency Hedged MSCI EAFE	109,222,517	163,201,634
Currency Hedged MSCI EAFE Small-Cap	2,397,407	3,929,242
MSCI ACWI ex U.S.	177,000,419	148,197,993
MSCI EAFE	1,187,450,809	1,029,940,411
MSCI EAFE Small-Cap	1,065,734,749	757,209,394

For the six months ended January 31, 2021, purchases and sales related to in-kind transactions were as follows:

N O T E S T O F I N A N C I A L S T A T E M E N T S	107

Notes to Financial Statements (unaudited) (continued)

iShares ETF	In-kind Purchases	In-kind Sales

Currency Hedged MSCI ACWI ex U.S	$14,216,077	$2,608,164
Currency Hedged MSCI EAFE	169,783,548	395,077,351
Currency Hedged MSCI EAFE Small-Cap	10,637,146	—
MSCI ACWI ex U.S.	188,917,693	38,077,893
MSCI EAFE	—	1,904,920,301
MSCI EAFE Small-Cap	1,405,281,983	494,333,387

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of July 31, 2020, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring

Adaptive Currency Hedged MSCI EAFE	$27,794
Currency Hedged MSCI ACWI ex U.S	1,990,564
Currency Hedged MSCI EAFE	92,886,391
Currency Hedged MSCI EAFE Small-Cap	1,988,941
MSCI ACWI ex U.S	380,676,754
MSCI EAFE	6,248,844,550
MSCI EAFE Small-Cap	246,702,292

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of January 31, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Adaptive Currency Hedged MSCI EAFE	$5,607,948	$411,443	$(22,822)	$388,621
Currency Hedged MSCI ACWI ex U.S.	83,548,260	11,542,992	(721,261)	10,821,731
Currency Hedged MSCI EAFE	2,140,186,330	235,937,325	(20,901,878)	215,035,447
Currency Hedged MSCI EAFE Small-Cap	56,996,525	8,397,295	(413,072)	7,984,223
MSCI ACWI ex U.S.	3,302,081,882	879,208,729	(401,491,203)	477,717,526
MSCI EAFE	47,924,310,890	14,209,446,367	(10,223,241,332)	3,986,205,035
MSCI EAFE Small-Cap	10,826,712,133	2,387,609,312	(1,085,643,303)	1,301,966,009

9.	LINE OF CREDIT

The iShares MSCI ACWI ex U.S. ETF, along with certain other iShares funds (“Participating Funds”), are parties to a $300 million credit agreement (“Credit Agreement”) with State Street Bank and Trust Company, which expires on July 15, 2021. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Credit Agreement sets specific sub limits on aggregate borrowings based on two tiers of Participating Funds: $300 million with respect to the funds within Tier 1, including the Fund, and $200 million with respect to Tier 2. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Credit Agreement. The Credit Agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR rate (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Credit Agreement.

For the six months ended January 31, 2021, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the credit agreement were as follows:

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Notes to Financial Statements (unaudited) (continued)

iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates

MSCI ACWI ex U.S.	$4,725,500	$179,774	1.15%

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

N O T E S T O F I N A N C I A L S T A T E M E N T S	109

Notes to Financial Statements (unaudited) (continued)

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the schedule of investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 01/31/21		Year Ended 07/31/20

iShares ETF	Shares	Amount	Shares	Amount

Adaptive Currency Hedged MSCI EAFE
Shares sold	—	$—	50,000	$1,457,060
Shares redeemed	—	—	(150,000)	(3,575,483)

Net decrease	—	$—	(100,000)	$(2,118,423)

Currency Hedged MSCI ACWI ex U.S.
Shares sold	500,000	$14,216,885	400,000	$10,937,948
Shares redeemed	(100,000)	(2,631,294)	(300,000)	(7,365,954)

Net increase	400,000	$11,585,591	100,000	$3,571,994

Currency Hedged MSCI EAFE
Shares sold	5,800,000	$169,564,478	15,950,000	$456,155,962
Shares redeemed	(13,700,000)	(394,388,966)	(29,700,000)	(778,111,806)

Net decrease	(7,900,000)	$(224,824,488)	(13,750,000)	$(321,955,844)

Currency Hedged MSCI EAFE Small-Cap
Shares sold	350,000	$10,643,439	1,200,000	$33,757,178
Shares redeemed	—	—	(450,000)	(12,566,477)

Net increase	350,000	$10,643,439	750,000	$21,190,701

MSCI ACWI ex U.S.
Shares sold	5,000,000	$235,580,259	11,000,000	$422,956,424
Shares redeemed	(1,000,000)	(45,809,273)	(28,200,000)	(1,269,616,965)

Net increase (decrease)	4,000,000	$189,770,986	(17,200,000)	$(846,660,541)

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Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 01/31/21		Year Ended 07/31/20

iShares ETF	Shares	Amount	Shares	Amount

MSCI EAFE
Shares sold	2,400,000	$171,845,146	22,200,000	$1,529,991,301
Shares redeemed	(29,400,000)	(1,916,814,719)	(201,000,000)	(11,303,792,442)

Net decrease	(27,000,000)	$(1,744,969,573)	(178,800,000)	$(9,773,801,141)

MSCI EAFE Small-Cap
Shares sold	26,200,000	$1,699,413,057	21,600,000	$1,310,891,295
Shares redeemed	(8,000,000)	(497,677,443)	(33,000,000)	(1,648,990,969)

Net increase (decrease)	18,200,000	$1,201,735,614	(11,400,000)	$(338,099,674)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

12.	FOREIGN WITHHOLDING TAX CLAIMS

The iShares MSCI EAFE ETF has filed claims to recover taxes withheld by Sweden on dividend income based upon certain provisions in the Treaty on the Functioning of the European Union. The Fund has recorded receivables for all recoverable taxes withheld by Sweden based upon previous determinations made by the Swedish tax authorities. Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Fund. Swedish tax claim receivables and related liabilities are disclosed in the statement of assets and liabilities. Collection of these receivables, and any payment of associated liabilities, depends upon future determinations made by the Swedish tax authorities, the outcome of which is uncertain. If such future determinations are unfavorable, the potential negative impact to the Fund, as of January 31, 2021, is $62,373,635 or $0.09 per share.

The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which the Fund is able to pass through to shareholders as a foreign tax credit in the current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.

13.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	111

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Adaptive Currency Hedged MSCI EAFE ETF, iShares Currency Hedged MSCI ACWI ex U.S. ETF, iShares Currency Hedged MSCI EAFE ETF, iShares Currency Hedged MSCI EAFE Small-Cap ETF, iShares MSCI ACWI ex U.S. ETF, iShares MSCI EAFE ETF and iShares MSCI EAFE Small-Cap ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 2, 2020 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2019 through September 30, 2020 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and closures in certain countries and the impact of the coronavirus outbreak on the Funds and the overall market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a Fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following enhancements to the Program: (1) certain single country emerging market ETFs were added to a $300 million credit agreement with State Street Bank and Trust Company; and (2) certain updates were made to the RATS and HLIM calculation methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

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Supplemental Information (unaudited)

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by the third quarter of 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities so that a failure to comply with the limits would result in a statutory violation and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

January 31, 2021

iShares ETF	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Adaptive Currency Hedged MSCI EAFE(a)	$0.267566	$—	$0.017874	$0.285440	94%	—%	6%	100%
Currency Hedged MSCI ACWI ex U.S.(a)	0.244251	—	0.029803	0.274054	89	—	11	100
Currency Hedged MSCI EAFE(a)	0.244754	—	0.018309	0.263063	93	—	7	100
Currency Hedged MSCI EAFE Small-Cap(a)	0.128775	—	0.077003	0.205778	63	—	37	100
MSCI ACWI ex U.S.(a)	0.438424	—	0.052786	0.491210	89	—	11	100
MSCI EAFE(a)	0.651534	—	0.042961	0.694495	94	—	6	100
MSCI EAFE Small-Cap(a)	0.335328	—	0.160775	0.496103	68	—	32	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

S U P P L E M E N T A L I N F O R M A T I O N	113

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at ishares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

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Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

GDR	Global Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust

SDR	Swedish Depositary Receipt

Counterparty Abbreviations

BBP	Barclays Bank PLC Wholesale

BNP	BNP Paribas SA

BNY	Bank of New York

BOA	Bank of America N.A.

Currency Abbreviations

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CLP	Chilean Peso

CNY	Chinese Yuan

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

ILS	Israeli Shekel

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

NOK	Norwegian Krone

NZD	New Zealand Dollar

RUB	New Russian Ruble

SEK	Swedish Krona

SGD	Singapore Dollar

THB	Thai Baht

TRY	Turkish Lira

TWD	New Taiwan Dollar

Counterparty Abbreviations (continued)

BSCH	Banco Santander Central Hispano

CBA	Commonwealth Bank of Australia

CITI	Citibank N.A.

DB	Deutsche Bank AG London

HSBC	HSBC Bank PLC

JPM	JPMorgan Chase Bank N.A.

MS	Morgan Stanley & Co. International PLC

NSI	Nomura Securities International Inc.

RBS	Royal Bank of Scotland PLC

SSB	State Street Bank and Trust Co.

TDB	Toronto Dominion Bank

TNTC	The Northern Trust Company

UBS	UBS AG

Currency Abbreviations (continued)

USD	United States Dollar

ZAR	South African Rand

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	115

Want to know more?

iShares.com  |   1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2021 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-103-0121

JANUARY 31, 2021

2021 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares MSCI EAFE Growth ETF | EFG | Cboe BZX

•	iShares MSCI EAFE Value ETF | EFV | Cboe BZX

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of January 31, 2021 has been a time of sudden change, as the emergence and spread of the coronavirus (or “COVID-19”) led to a vast disruption in the global economy and financial markets. The threat from the virus became increasingly apparent throughout February and March 2020, and countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point of the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs late in the reporting period following a series of successful vaccine trials and passage of additional stimuli. In the United States, both large-and small-capitalization stocks posted a significant advance. International equities from developed economies grew at a more modest pace, lagging emerging market stocks, which rebounded sharply.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment and posted positive returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) dropped to historic lows. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

Following the coronavirus outbreak, the Fed instituted two emergency interest rate cuts, pushing short-term interest rates, already low as the year began, close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to accelerate as vaccination efforts continue to ramp up. Significant additional U.S. stimulus spending in early 2021 is being negotiated in Congress, which would provide a solid tailwind for economic growth. Inflation should increase somewhat as the expansion continues, but a shift in central bank policy means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the equity expansion.

Overall, we favor a positive stance toward risk, with an overweight in both equities and credit. We see U.S. and Asian equities benefiting from structural growth trends in tech, while emerging markets should be particularly helped by a vaccine-led economic expansion. In credit, rising inflation should provide tailwinds for inflation-protected bonds, and Euro area peripherals and Asian bonds also present attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of January 31, 2021

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	14.47%	17.25%

U.S. small cap equities (Russell 2000® Index)	40.89	30.17

International equities (MSCI Europe, Australasia, Far East Index)	17.58	8.94

Emerging market equities (MSCI Emerging Markets Index)	24.07	27.89

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.06	0.54

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(4.56)	4.91

U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(0.91)	4.72

Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.06	3.85

U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	6.72	7.38

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of January 31, 2021	iShares® MSCI EAFE Growth ETF

Investment Objective

The iShares MSCI EAFE Growth ETF (the “Fund”) seeks to track the investment results of an index composed of developed market equities, excluding the U.S. and Canada, that exhibit growth characteristics, as represented by the MSCI EAFE Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	15.58%	17.04%	11.37%	7.05%	17.04%	71.32%	97.60%
Fund Market	15.53	17.75	11.08	7.01	17.75	69.11	96.98
Index	15.76	17.36	11.66	7.33	17.36	73.58	102.93

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,155.80	$ 2.01		$ 1,000.00	$ 1,023.30	$ 1.89		0.37%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 6 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Health Care	18.4%
Industrials	17.5
Consumer Discretionary	16.0
Information Technology	16.0
Consumer Staples	12.5
Financials	7.1
Materials	6.2
Communication Services	3.3
Real Estate	1.3
Energy	1.0
Utilities	0.7

(a)	Excludes money market funds.

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

Japan	26.3%
Switzerland	12.9
France	10.1
United Kingdom	9.5
Netherlands	7.0
Germany	6.9
Australia	6.4
Sweden	5.1
Denmark	4.5
Hong Kong	3.6

4	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of January 31, 2021	iShares® MSCI EAFE Value ETF

Investment Objective

The iShares MSCI EAFE Value ETF (the “Fund”) seeks to track the investment results of an index composed of developed market equities, excluding the U.S. and Canada, that exhibit value characteristics, as represented by the MSCI EAFE Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	19.26%	0.08%	5.67%	2.66%	0.08%	31.73%	30.07%
Fund Market	19.32	0.81	5.43	2.64	0.81	30.25	29.73
Index	19.45	0.24	5.82	2.84	0.24	32.70	32.27

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,192.60	$ 2.10		$ 1,000.00	$ 1,023.30	$ 1.94		0.38%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 6 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Financials	25.2%
Industrials	13.1
Materials	9.6
Consumer Staples	9.0
Consumer Discretionary	8.7
Health Care	7.5
Communication Services	7.1
Utilities	6.9
Energy	5.4
Real Estate	4.9
Information Technology	2.6

(a)	Excludes money market funds.

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

Japan	24.4%
United Kingdom	18.0
Germany	11.3
France	11.2
Australia	8.5
Switzerland	6.6
Hong Kong	3.1
Spain	3.1
Italy	2.8
Netherlands	2.0

F U N D S U M M A R Y	5

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2021	iShares® MSCI EAFE Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 6.3%
Afterpay Ltd.(a)	272,292	$28,224,560
APA Group	982,834	7,382,438
Aristocrat Leisure Ltd.	727,065	17,326,532
ASX Ltd.	161,246	8,881,572
BlueScope Steel Ltd.	644,082	8,198,313
Brambles Ltd.	1,926,220	15,621,323
CIMIC Group Ltd.(a)	126,800	2,400,078
Coca-Cola Amatil Ltd.	235,055	2,358,925
Cochlear Ltd.	54,752	8,294,154
Coles Group Ltd.	1,708,495	23,870,450
Computershare Ltd.	624,723	6,887,811
Crown Resorts Ltd.	477,755	3,518,953
CSL Ltd.	582,673	121,474,031
Evolution Mining Ltd.	2,082,756	7,558,515
Goodman Group	2,134,421	28,953,381
James Hardie Industries PLC(a)	567,889	16,029,877
Lendlease Corp. Ltd.	881,924	8,126,642
Macquarie Group Ltd.	441,685	44,529,207
Magellan Financial Group Ltd.	168,806	6,206,427
Medibank Pvt Ltd.	3,529,176	7,906,661
Newcrest Mining Ltd.	1,045,258	20,145,594
Northern Star Resources Ltd.	950,459	9,370,731
Orica Ltd.	536,663	6,283,377
Qantas Airways Ltd.(a)	593,248	2,048,263
QBE Insurance Group Ltd.	1,223,804	7,539,879
Ramsay Health Care Ltd.	242,145	11,698,930
REA Group Ltd.	67,607	7,608,508
Santos Ltd.	1,373,879	6,862,248
Seek Ltd.	430,313	9,260,923
Sonic Healthcare Ltd.	579,734	15,287,809
South32 Ltd.	3,105,925	6,052,874
Sydney Airport(a)	1,696,913	7,447,192
TPG Telecom Ltd.(a)	397,874	2,258,989
Transurban Group	1,752,458	17,802,154
Treasury Wine Estates Ltd.	925,385	7,135,517
Washington H Soul Pattinson & Co. Ltd.	143,401	2,990,464
Wesfarmers Ltd.	1,454,019	60,922,708
WiseTech Global Ltd.	192,812	4,627,407
Woolworths Group Ltd.	1,617,557	50,710,151

		629,803,568

Austria — 0.1%
Verbund AG	90,056	8,140,032

Belgium — 0.5%
Elia Group SA/NV	39,653	4,783,721
Etablissements Franz Colruyt NV	37,343	2,307,417
Galapagos NV(a)	54,431	5,689,672
Sofina SA	20,384	6,612,128
UCB SA	161,934	16,824,659
Umicore SA	252,497	14,347,100

		50,564,697

Denmark — 4.5%
Ambu A/S, Series B	209,906	9,960,420
AP Moller - Maersk A/S, Class B, NVS	7,855	16,320,745
Chr Hansen Holding A/S(a)	135,223	12,294,205
Coloplast A/S, Class B	152,217	22,810,172
Demant A/S(a)	143,547	5,177,259
DSV PANALPINA A/S	265,517	41,618,770

Security	Shares	Value

Denmark (continued)
Genmab A/S(a)	83,881	$33,568,842
GN Store Nord A/S	164,148	12,602,019
H Lundbeck A/S	92,957	3,328,353
Novo Nordisk A/S, Class B	2,208,173	153,439,529
Novozymes A/S, Class B	266,767	16,087,941
Orsted A/S(b)	242,638	46,252,621
Pandora A/S	128,194	12,421,542
ROCKWOOL International A/S, Class B	10,356	3,927,905
Vestas Wind Systems A/S	252,568	55,035,235

		444,845,558

Finland — 1.1%
Elisa OYJ	94,078	5,609,617
Kesko OYJ, Class B	349,913	9,097,339
Kone OYJ, Class B	284,183	22,413,885
Neste OYJ	542,531	38,413,567
Nokia OYJ(a)	7,246,074	34,896,105

		110,430,513

France — 10.1%
Accor SA(a)	234,465	7,927,418
Aeroports de Paris(a)	24,789	2,861,035
Air Liquide SA	607,216	99,590,409
Airbus SE(a)	263,881	26,673,007
Alstom SA(a)	323,034	17,605,487
Atos SE(a)	63,582	4,903,562
BioMerieux	53,117	8,227,810
Bureau Veritas SA(a)	376,527	9,921,931
Dassault Aviation SA(a)	3,318	3,476,770
Dassault Systemes SE	169,403	33,906,820
Edenred	315,919	17,183,174
Eiffage SA(a)	108,513	9,879,523
EssilorLuxottica SA	364,757	51,847,765
Eurazeo SE(a)	43,123	3,028,150
Eurofins Scientific SE(a)	169,836	16,337,507
Faurecia SE(a)	106,252	5,595,859
Getlink SE(a)	564,013	8,715,991
Hermes International	40,618	41,579,621
Iliad SA	19,600	3,634,908
Ipsen SA	49,972	4,374,226
Kering SA	97,166	63,934,242
La Francaise des Jeux SAEM(b)	113,837	4,902,755
Legrand SA	342,252	31,559,369
L’Oreal SA	322,737	113,746,234
LVMH Moet Hennessy Louis Vuitton SE	355,991	215,511,498
Orpea(a)	66,356	9,198,275
Remy Cointreau SA	28,991	5,392,361
Safran SA(a)	410,959	51,974,434
Sartorius Stedim Biotech	35,438	14,853,501
SEB SA	29,977	5,714,150
STMicroelectronics NV	818,058	33,065,678
Teleperformance	75,552	24,801,152
Ubisoft Entertainment SA(a)	117,352	11,747,846
Valeo SA	293,461	10,995,255
Worldline SA(a)(b)	306,660	26,101,640

		1,000,769,363

Germany — 6.6%
adidas AG(a)	244,858	77,939,233
Aroundtown SA	640,292	4,461,981
Bechtle AG	34,992	7,443,813
Beiersdorf AG	129,136	14,173,201

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI EAFE Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Carl Zeiss Meditec AG, Bearer	53,254	$8,346,079
Delivery Hero SE(a)(b)	165,777	25,276,011
Deutsche Bank AG, Registered(a)	1,643,934	16,714,696
Deutsche Boerse AG	244,371	39,367,128
Deutsche Lufthansa AG, Registered(a)(c)	96,313	1,245,579
Deutsche Wohnen SE	439,945	21,849,918
GEA Group AG	202,999	7,038,634
HelloFresh SE(a)	189,333	16,055,443
HOCHTIEF AG	15,913	1,483,785
Infineon Technologies AG	1,679,539	67,590,634
KION Group AG	83,250	7,217,381
Knorr-Bremse AG	92,937	12,327,422
LEG Immobilien AG	91,990	13,232,225
Merck KGaA	165,536	27,692,804
MTU Aero Engines AG	44,220	10,314,793
Nemetschek SE	76,434	5,404,433
Puma SE(a)	125,603	12,326,631
Rational AG	4,264	4,110,595
SAP SE	1,339,025	170,486,701
Scout24 AG(b)	137,867	10,686,157
Siemens Healthineers AG(b)	344,275	19,357,059
Symrise AG	165,613	20,663,572
TeamViewer AG(a)(b)	193,241	10,026,962
Zalando SE(a)(b)	196,205	22,578,355

		655,411,225

Hong Kong — 3.5%
AIA Group Ltd.	15,504,600	187,462,519
Budweiser Brewing Co. APAC Ltd.(b)	2,214,000	7,438,202
ESR Cayman Ltd.(a)(b)	2,160,000	7,716,425
Galaxy Entertainment Group Ltd.	2,788,000	21,142,323
Hong Kong Exchanges & Clearing Ltd.	1,505,100	96,550,325
Melco Resorts & Entertainment Ltd., ADR	275,067	4,398,321
Techtronic Industries Co. Ltd.	1,766,500	26,609,645

		351,317,760

Ireland — 0.7%
Flutter Entertainment PLC(a)	135,551	25,336,158
Kerry Group PLC, Class A	203,635	27,683,631
Kingspan Group PLC(a)	197,756	13,454,211

		66,474,000

Israel — 0.6%
Check Point Software Technologies Ltd.(a)(c)	71,853	9,178,502
CyberArk Software Ltd.(a)(c)	51,230	8,209,607
Israel Discount Bank Ltd., Class A	543,602	2,136,036
Nice Ltd.(a)	80,349	20,852,029
Wix.com Ltd.(a)	70,500	17,417,025

		57,793,199

Italy — 1.3%
Amplifon SpA(a)	159,585	6,345,686
Atlantia SpA(a)	634,801	10,106,835
CNH Industrial NV(a)	1,320,124	16,928,306
DiaSorin SpA	33,305	7,307,481
Ferrari NV	162,121	33,926,499
FinecoBank Banca Fineco SpA(a)	700,194	10,952,321
Infrastrutture Wireless Italiane SpA(b)	391,021	4,211,331
Moncler SpA(a)	248,206	14,055,035
Nexi SpA(a)(b)	581,152	10,343,509
Prysmian SpA	309,193	10,007,012
Recordati Industria Chimica e Farmaceutica SpA	138,323	7,179,037

		131,363,052

Security	Shares	Value

Japan — 26.2%
Acom Co. Ltd.	513,600	$2,256,612
Advantest Corp.	255,400	20,223,182
Aeon Co. Ltd.	837,600	26,209,252
Ajinomoto Co. Inc.	389,400	9,198,015
ANA Holdings Inc.(a)	31,500	667,940
Asahi Intecc Co. Ltd.	251,200	8,253,766
Astellas Pharma Inc.	2,385,400	38,562,391
Azbil Corp.	158,000	8,058,838
Bandai Namco Holdings Inc.	255,700	21,836,895
Calbee Inc.	72,500	2,143,249
Capcom Co. Ltd.	113,000	7,112,756
Chugai Pharmaceutical Co. Ltd.	860,300	44,964,531
Coca-Cola Bottlers Japan Holdings Inc.	158,400	2,398,052
Cosmos Pharmaceutical Corp.	26,400	4,029,533
CyberAgent Inc.	129,600	8,132,881
Daifuku Co. Ltd.	129,600	14,767,926
Daiichi Sankyo Co. Ltd.	1,416,500	45,527,700
Daikin Industries Ltd.	319,600	67,479,421
Denso Corp.	557,300	30,911,133
Disco Corp.	24,000	7,805,530
Eisai Co. Ltd.	322,800	23,565,217
FANUC Corp.	246,700	64,482,024
Fast Retailing Co. Ltd.	74,700	64,086,671
GMO Payment Gateway Inc.	52,300	7,473,213
Hamamatsu Photonics KK	179,500	10,407,040
Harmonic Drive Systems Inc.(c)	49,300	3,687,082
Hikari Tsushin Inc.	26,800	5,623,917
Hirose Electric Co. Ltd.	14,800	2,319,767
Hisamitsu Pharmaceutical Co. Inc.	22,900	1,369,254
Hitachi Ltd.	434,100	17,854,096
Hitachi Metals Ltd.	138,200	2,203,121
Hoshizaki Corp.	65,200	5,766,770
Hoya Corp.	481,800	61,642,972
Hulic Co. Ltd.	253,500	2,866,842
Ibiden Co. Ltd.	135,600	6,294,627
Inpex Corp.	657,800	3,801,223
Ito En Ltd.	70,800	4,415,913
ITOCHU Corp.	862,700	24,699,778
Itochu Techno-Solutions Corp.	127,400	4,490,243
Japan Airport Terminal Co. Ltd.	42,400	2,227,423
Japan Exchange Group Inc.	652,900	15,247,533
Kakaku.com Inc.	178,100	5,154,430
Kansai Paint Co. Ltd.	227,700	6,709,532
Kao Corp.	619,900	44,981,903
Keihan Holdings Co. Ltd.	61,300	2,789,957
Keikyu Corp.	142,000	2,273,194
Keio Corp.	85,311	6,233,623
Keisei Electric Railway Co. Ltd.	82,600	2,796,858
Keyence Corp.	233,648	125,287,728
Kikkoman Corp.	186,100	13,118,277
Kintetsu Group Holdings Co. Ltd.	109,600	4,595,673
Kirin Holdings Co. Ltd.	1,054,000	22,611,242
Kobayashi Pharmaceutical Co. Ltd.	63,400	7,133,598
Kobe Bussan Co. Ltd.	158,300	4,393,904
Koei Tecmo Holdings Co. Ltd.	57,700	3,312,259
Konami Holdings Corp.	119,700	7,317,255
Kose Corp.	42,900	6,896,289
Kyowa Kirin Co. Ltd.	125,500	3,716,032
Lasertec Corp.	96,700	12,977,076
Lion Corp.	288,100	6,596,071

8	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI EAFE Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
M3 Inc.	565,800	$47,617,019
Makita Corp.	186,800	8,903,310
McDonald’s Holdings Co. Japan Ltd.	88,200	4,296,480
Mercari Inc.(a)	113,600	5,468,685
MINEBEA MITSUMI Inc.	465,600	10,313,066
MISUMI Group Inc.	363,900	11,835,135
Miura Co. Ltd.	116,100	6,598,166
MonotaRO Co. Ltd.	161,000	8,073,451
Murata Manufacturing Co. Ltd.	736,800	70,762,921
Nabtesco Corp.	148,900	6,663,131
Nagoya Railroad Co. Ltd.	120,400	3,059,019
NEC Corp.	325,300	17,710,588
Nexon Co. Ltd.	623,700	18,974,015
Nidec Corp.	573,400	75,854,530
Nihon M&A Center Inc.	193,900	11,260,442
Nintendo Co. Ltd.	143,700	83,149,587
Nippon Paint Holdings Co. Ltd.	187,800	16,897,426
Nippon Prologis REIT Inc.	1,202	3,920,751
Nippon Shinyaku Co. Ltd.	60,100	4,425,913
Nissan Chemical Corp.	157,700	8,977,430
Nissin Foods Holdings Co. Ltd.	81,200	7,019,055
Nitori Holdings Co. Ltd.	103,000	20,453,412
Nomura Research Institute Ltd.	410,570	13,862,791
NTT Data Corp.	809,700	11,616,308
Obic Co. Ltd.	89,500	16,806,629
Odakyu Electric Railway Co. Ltd.	189,000	5,478,915
Olympus Corp.	1,492,800	26,941,550
Omron Corp.	119,000	10,502,507
Ono Pharmaceutical Co. Ltd.	474,200	14,154,210
Oracle Corp. Japan	50,800	5,992,454
Oriental Land Co. Ltd.	256,300	40,025,837
Otsuka Corp.	134,400	6,765,251
Pan Pacific International Holdings Corp.	528,100	11,853,814
PeptiDream Inc.(a)	60,200	3,513,272
Persol Holdings Co. Ltd.	235,000	4,397,201
Pigeon Corp.	148,200	6,667,195
Rakuten Inc.(a)	1,104,000	10,850,719
Recruit Holdings Co. Ltd.	1,739,800	75,478,023
Renesas Electronics Corp.(a)	993,500	11,387,363
Rinnai Corp.	30,100	3,145,270
Rohm Co. Ltd.	73,000	7,397,966
Ryohin Keikaku Co. Ltd.	306,500	7,321,806
Santen Pharmaceutical Co. Ltd.	462,700	7,650,162
SCSK Corp.	69,000	3,835,713
Secom Co. Ltd.	174,700	15,813,858
Seibu Holdings Inc.	175,600	1,613,517
SG Holdings Co. Ltd.	410,300	10,546,037
Sharp Corp.	282,500	5,866,135
Shimadzu Corp.	284,700	10,836,520
Shimano Inc.	95,100	22,350,022
Shin-Etsu Chemical Co. Ltd.	454,000	78,814,175
Shiseido Co. Ltd.	512,500	33,233,321
SMC Corp.	73,500	44,481,207
SoftBank Group Corp.	703,300	54,466,368
Sohgo Security Services Co. Ltd.	94,500	4,648,503
Sony Corp.	1,617,000	155,220,880
Square Enix Holdings Co. Ltd.	118,000	6,785,042
Sumitomo Chemical Co. Ltd.	957,600	4,509,258
Sundrug Co. Ltd.	94,800	3,762,300
Suntory Beverage & Food Ltd.	92,100	3,215,297

Security	Shares	Value

Japan (continued)
Suzuki Motor Corp.	236,100	$10,617,115
Sysmex Corp.	214,700	25,090,544
Takeda Pharmaceutical Co. Ltd.	2,021,800	71,413,309
TDK Corp.	166,100	26,780,343
Terumo Corp.	827,200	32,117,752
THK Co. Ltd.	138,300	4,385,654
TIS Inc.	287,900	6,407,250
Tobu Railway Co. Ltd.	157,600	4,436,193
Toho Co. Ltd.	147,900	5,714,270
Toho Gas Co. Ltd.	34,000	1,997,230
Tokyo Electron Ltd.	191,700	72,893,424
Toshiba Corp.	495,900	16,175,543
TOTO Ltd.	82,100	4,540,417
Toyo Suisan Kaisha Ltd.	58,400	2,878,304
Toyoda Gosei Co. Ltd.	66,300	1,745,920
Trend Micro Inc.(a)	111,000	6,085,677
Tsuruha Holdings Inc.	47,500	6,315,488
Unicharm Corp.	516,900	23,204,833
USS Co. Ltd.	101,400	1,995,167
Welcia Holdings Co. Ltd.	124,900	4,247,041
Yakult Honsha Co. Ltd.	164,700	8,400,573
Yamaha Corp.	111,300	6,261,588
Yamato Holdings Co. Ltd.	395,700	9,830,610
Yamazaki Baking Co. Ltd.	54,200	996,561
Yaskawa Electric Corp.	307,700	15,753,111
Z Holdings Corp.	3,400,600	21,125,653
ZOZO Inc.	144,900	4,059,331

		2,603,469,059

Netherlands — 6.9%
Adyen NV(a)(b)	23,256	48,582,263
Akzo Nobel NV	248,230	25,284,017
ArcelorMittal SA(a)	596,804	13,081,482
Argenx SE(a)(c)	57,215	16,765,934
ASML Holding NV	545,822	291,407,714
Davide Campari-Milano NV	768,210	8,283,956
Heineken NV	166,045	17,336,511
JDE Peet’s NV(a)	96,219	3,716,139
Just Eat Takeaway.com NV(a)(b)	161,957	18,609,709
Koninklijke DSM NV	221,694	38,784,390
Koninklijke Philips NV(a)	1,168,378	63,811,935
Prosus NV	625,058	72,764,077
QIAGEN NV(a)	301,767	16,376,769
Randstad NV(a)	53,554	3,348,129
Stellantis NV	705,830	10,744,636
Stellantis NV New(a)	651,121	9,899,161
Wolters Kluwer NV	349,967	29,098,971

		687,895,793

New Zealand — 0.4%
a2 Milk Co. Ltd. (The)(a)	978,486	8,137,948
Fisher & Paykel Healthcare Corp. Ltd.	736,394	18,384,110
Ryman Healthcare Ltd.	132,475	1,485,587
Xero Ltd.(a)	155,518	15,498,630

		43,506,275

Norway — 0.2%
Adevinta ASA(a)	317,160	4,739,072
Orkla ASA	610,911	5,958,435
Schibsted ASA, Class A(a)	96,918	3,669,149
Schibsted ASA, Class B(a)	129,677	4,202,815

		18,569,471

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI EAFE Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Portugal — 0.1%
Jeronimo Martins SGPS SA	323,041	$5,288,433

Singapore — 1.1%
Ascendas REIT	4,121,236	9,564,771
CapitaLand Integrated Commercial Trust	3,897,692	6,285,179
DBS Group Holdings Ltd.	2,308,200	43,795,099
Genting Singapore Ltd.	7,769,900	5,005,851
Mapletree Commercial Trust	969,100	1,511,594
Mapletree Logistics Trust	3,821,971	5,702,285
Singapore Airlines Ltd.(a)(c)	1,118,200	3,463,041
Singapore Exchange Ltd.	944,600	7,046,598
Singapore Technologies Engineering Ltd.	2,004,900	5,604,837
UOL Group Ltd.	614,500	3,389,451
Venture Corp. Ltd.	364,700	5,452,225
Wilmar International Ltd.	2,461,900	9,776,364

		106,597,295

Spain — 1.6%
Aena SME SA(a)(b)	86,467	13,372,707
Amadeus IT Group SA	576,946	36,826,952
Cellnex Telecom SA(b)	405,769	23,815,321
Ferrovial SA	623,425	15,000,288
Grifols SA	382,171	11,282,479
Industria de Diseno Textil SA	1,396,980	41,564,208
Siemens Gamesa Renewable Energy SA	305,412	12,574,717

		154,436,672

Sweden — 5.1%
Alfa Laval AB(a)	201,636	5,315,287
Assa Abloy AB, Class B	1,283,659	31,912,152
Atlas Copco AB, Class A	861,166	47,076,723
Atlas Copco AB, Class B	499,794	23,566,161
Electrolux AB, Series B	289,471	7,112,941
Epiroc AB, Class A	844,169	16,269,194
Epiroc AB, Class B	499,696	8,625,635
EQT AB	305,710	9,581,706
Essity AB, Class B	779,455	25,010,152
Evolution Gaming Group AB(b)	204,945	20,065,079
Fastighets AB Balder, Class B(a)	129,784	6,533,952
Hennes & Mauritz AB, Class B(a)	1,033,728	22,211,896
Hexagon AB, Class B	360,759	31,699,658
Husqvarna AB, Class B	535,736	6,665,711
Industrivarden AB, Class A(a)	33,190	1,122,728
Industrivarden AB, Class C(a)	204,672	6,547,598
Investment AB Latour, Class B	195,943	4,407,838
Investor AB, Class B	585,799	43,204,219
Kinnevik AB, Class B	310,314	15,302,350
L E Lundbergforetagen AB, Class B(a)	63,372	3,348,681
Nibe Industrier AB, Class B	412,344	13,834,639
Sandvik AB(a)	1,451,993	36,393,292
Svenska Cellulosa AB SCA, Class B(a)	776,168	13,738,105
Swedish Match AB	207,769	16,111,634
Telefonaktiebolaget LM Ericsson, Class B	3,743,146	47,471,461
Volvo AB, Class B(a)	1,826,215	45,334,493

		508,463,285

Switzerland — 12.9%
ABB Ltd., Registered	830,963	24,603,828
Alcon Inc.(a)	630,969	45,393,453
Barry Callebaut AG, Registered	3,876	8,622,531
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	1,312	11,400,360

Security	Shares	Value

Switzerland (continued)
Chocoladefabriken Lindt & Spruengli AG, Registered	81	$7,566,434
Cie. Financiere Richemont SA, Class A, Registered	669,702	62,393,100
Clariant AG, Registered	128,130	2,730,828
Credit Suisse Group AG, Registered	1,099,565	14,529,436
EMS-Chemie Holding AG, Registered	6,846	6,471,994
Geberit AG, Registered	47,688	29,247,496
Givaudan SA, Registered	11,844	47,876,601
Kuehne + Nagel International AG, Registered	69,291	15,819,472
Logitech International SA, Registered	212,101	22,139,949
Lonza Group AG, Registered	95,539	61,215,411
Nestle SA, Registered	3,694,468	415,461,532
Partners Group Holding AG	24,061	28,521,048
Roche Holding AG, NVS	900,960	311,072,239
Schindler Holding AG, Participation Certificates, NVS	52,259	13,834,301
Schindler Holding AG, Registered	25,924	6,842,351
SGS SA, Registered	3,884	11,827,514
Siemens Energy AG(a)	511,952	19,019,858
Sika AG, Registered	181,923	49,570,746
Sonova Holding AG, Registered(a)	70,221	17,002,702
Straumann Holding AG, Registered	13,265	14,756,120
Swiss Re AG	128,422	11,355,300
Temenos AG, Registered	85,682	10,869,170
Vifor Pharma AG	58,486	7,968,192

		1,278,111,966

United Kingdom — 9.5%
Ashtead Group PLC	577,786	29,300,845
AstraZeneca PLC	1,682,679	173,091,161
Auto Trader Group PLC(b)	1,236,808	9,578,891
AVEVA Group PLC	138,470	6,913,745
BP PLC	13,028,965	48,575,085
Bunzl PLC	431,368	13,920,332
Burberry Group PLC(a)	518,226	12,229,327
Compass Group PLC(a)	2,287,358	41,162,807
Croda International PLC	179,417	15,487,160
Diageo PLC	2,997,220	121,374,433
Entain PLC(a)	747,234	12,733,923
Experian PLC	1,175,122	41,245,600
Ferguson PLC	289,195	33,763,363
Fresnillo PLC	235,895	3,199,143
Glencore PLC(a)	12,813,881	43,356,599
Halma PLC	489,591	16,599,245
Hikma Pharmaceuticals PLC	221,637	7,301,403
InterContinental Hotels Group PLC(a)	222,194	13,794,331
Intertek Group PLC	206,663	15,659,513
JD Sports Fashion PLC(a)	561,568	5,760,455
London Stock Exchange Group PLC	405,582	48,376,263
Melrose Industries PLC(a)	2,247,505	5,200,372
Next PLC(a)	110,654	11,745,741
NMC Health PLC(a)(d)	50,450	1
Ocado Group PLC(a)	312,583	11,919,967
Reckitt Benckiser Group PLC	592,789	50,452,830
RELX PLC	2,476,980	61,650,178
Rentokil Initial PLC(a)	2,374,460	16,224,789
Rolls-Royce Holdings PLC(a)	5,357,353	6,746,110
Sage Group PLC (The)	907,999	7,354,006
Smith & Nephew PLC	1,121,483	23,739,417
Spirax-Sarco Engineering PLC	94,418	14,365,752
St. James’s Place PLC	687,466	11,078,173

10	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI EAFE Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Standard Chartered PLC(a)	1,202,339	$7,330,671

		941,231,631

Total Common Stocks — 99.3% (Cost: $7,332,901,471)		9,854,482,847

Preferred Stocks

Germany — 0.3%
Fuchs Petrolub SE, Preference Shares, NVS	33,189	1,891,876
Porsche Automobil Holding SE, Preference Shares, NVS	98,147	6,856,230
Sartorius AG, Preference Shares, NVS	45,796	22,844,783

		31,592,889

Total Preferred Stocks — 0.3% (Cost: $18,689,623)		31,592,889

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(e)(f)(g)	15,395,291	15,404,528

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	2,870,000	$2,870,000

		18,274,528

Total Short-Term Investments — 0.2% (Cost: $18,262,405)		18,274,528

Total Investments in Securities — 99.8% (Cost: $7,369,853,499)		9,904,350,264

Other Assets, Less Liabilities — 0.2%		20,061,243

Net Assets — 100.0%		$9,924,411,507

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$30,414,741	$—		$(14,982,225	)(a)	$(9,355)	$(18,633)	$15,404,528	15,395,291	$120,417	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,460,000	410,000	(a)	—		—	—	2,870,000	2,870,000	1,251		—

						$(9,355)	$(18,633)	$18,274,528		$121,668		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	390	03/19/21	$16,479	$(196,283)
FTSE 100 Index	43	03/19/21	3,756	(120,636)
TOPIX Index	98	03/11/21	16,887	314,066

				$(2,853)

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI EAFE Growth ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$314,066

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$316,919

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended January 31, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$3,771,406

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$1,114,020

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$31,847,041

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$9,854,482,846	$—	$1	$9,854,482,847
Preferred Stocks	31,592,889	—	—	31,592,889
Money Market Funds	18,274,528	—	—	18,274,528

	$9,904,350,263	$—	$1	$9,904,350,264

Derivative financial instruments(a)
Assets
Futures Contracts	$314,066	$—	$—	$314,066
Liabilities
Futures Contracts	(316,919)	—	—	(316,919)

	$(2,853)	$—	$—	$(2,853)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

12	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2021	iShares® MSCI EAFE Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 8.4%
AGL Energy Ltd.	812,660	$7,151,699
AMP Ltd.	4,496,197	5,122,816
Ampol Ltd.	324,980	6,525,252
APA Group	542,601	4,075,681
ASX Ltd.	88,720	4,886,776
Aurizon Holdings Ltd.	2,496,688	7,087,661
AusNet Services	2,469,645	3,278,065
Australia & New Zealand Banking Group Ltd.	3,663,444	66,643,540
BHP Group Ltd.	3,803,560	127,120,352
BHP Group PLC	2,725,904	75,294,701
Coca-Cola Amatil Ltd.	432,270	4,338,102
Cochlear Ltd.	30,148	4,566,996
Commonwealth Bank of Australia	2,285,638	146,447,808
Dexus	1,419,538	9,813,157
Fortescue Metals Group Ltd.	2,188,502	36,588,207
GPT Group (The)	2,537,477	8,410,519
Insurance Australia Group Ltd.	3,137,937	11,676,775
Mirvac Group	5,121,946	9,352,956
National Australia Bank Ltd.	4,249,327	76,747,380
Oil Search Ltd.	2,571,511	7,655,209
Origin Energy Ltd.	2,292,721	8,338,088
Qantas Airways Ltd.(a)	615,046	2,123,523
QBE Insurance Group Ltd.	674,410	4,155,052
Rio Tinto Ltd.	479,499	40,582,569
Santos Ltd.	812,690	4,059,222
Scentre Group	6,736,577	14,110,385
South32 Ltd.	3,165,268	6,168,522
Stockland	3,101,836	10,590,484
Suncorp Group Ltd.	1,661,295	12,848,258
Tabcorp Holdings Ltd.	2,795,837	8,558,974
Telstra Corp. Ltd.	5,344,209	12,793,076
Transurban Group	1,774,550	18,026,573
Vicinity Centres	5,057,342	5,956,178
Westpac Banking Corp.	4,664,766	75,625,160
Woodside Petroleum Ltd.	1,234,310	23,173,688

		869,893,404

Austria — 0.3%
Erste Group Bank AG(a)	363,036	11,136,574
OMV AG	191,430	8,079,423
Raiffeisen Bank International AG(a)	194,387	3,818,720
voestalpine AG	151,788	5,554,346

		28,589,063

Belgium — 1.2%
Ageas SA/NV	227,577	11,692,479
Anheuser-Busch InBev SA/NV	984,296	62,158,788
Etablissements Franz Colruyt NV	36,810	2,274,483
Groupe Bruxelles Lambert SA	146,671	14,572,427
KBC Group NV(a)	323,836	22,708,685
Proximus SADP	199,878	4,220,417
Solvay SA	96,137	10,983,575

		128,610,854

Denmark — 0.5%
AP Moller - Maersk A/S, Class A	4,023	7,655,660
Carlsberg A/S, Class B	134,440	19,768,522
Danske Bank A/S(a)	903,251	15,528,776
Tryg A/S	201,596	6,302,756

		49,255,714

Security	Shares	Value

Finland — 1.4%
Elisa OYJ	93,015	$5,546,233
Fortum OYJ	576,482	13,996,854
Kone OYJ, Class B	154,543	12,189,009
Nordea Bank OYJ Abp(a)	4,188,182	34,121,626
Orion OYJ, Class B	138,268	6,356,431
Sampo OYJ, Class A	609,276	25,670,463
Stora Enso OYJ, Class R	755,285	13,763,937
UPM-Kymmene OYJ	690,335	24,732,909
Wartsila OYJ Abp	579,960	5,711,434

		142,088,896

France — 11.1%
Aeroports de Paris(a)	13,957	1,610,854
Airbus SE(a)	493,901	49,923,356
Amundi SA(a)(b)	79,146	5,903,885
Arkema SA	89,662	9,967,128
Atos SE(a)	64,777	4,995,722
AXA SA	2,498,689	55,552,529
BNP Paribas SA(a)	1,452,766	70,210,325
Bollore SA	1,158,362	4,708,806
Bouygues SA	295,753	11,648,841
Capgemini SE	207,441	30,116,399
Carrefour SA	795,873	13,527,017
Cie. de Saint-Gobain(a)	668,886	33,382,825
Cie. Generale des Etablissements Michelin SCA	218,723	30,266,257
CNP Assurances(a)	225,912	3,436,245
Covivio	67,845	5,592,529
Credit Agricole SA(a)	1,493,298	17,017,269
Danone SA	798,483	53,315,433
Electricite de France SA(a)	805,407	10,058,867
Engie SA(a)	2,360,547	36,765,563
Gecina SA	59,706	8,530,330
Klepierre SA	255,046	6,156,827
Natixis SA(a)	1,241,815	4,711,611
Orange SA	2,579,474	30,410,424
Pernod Ricard SA	270,608	51,188,191
Publicis Groupe SA	281,367	14,616,769
Renault SA(a)	249,554	10,684,174
Sanofi	1,462,952	137,121,813
Schneider Electric SE	695,626	102,216,785
SCOR SE(a)	206,478	6,296,338
SES SA	502,767	4,300,114
Societe Generale SA(a)	1,048,973	19,674,146
Sodexo SA(a)	115,079	10,270,404
Suez SA	449,863	9,263,829
Thales SA	138,458	12,478,013
TOTAL SE	3,254,352	137,964,791
Unibail-Rodamco-Westfield(c)	179,761	15,178,219
Veolia Environnement SA	699,022	18,734,275
Vinci SA	672,417	62,559,690
Vivendi SA	1,070,466	32,928,892
Wendel SE	35,092	4,058,687

		1,147,344,172

Germany — 10.5%
Allianz SE, Registered	538,700	122,071,118
Aroundtown SA	654,742	4,562,679
BASF SE	1,186,409	92,002,540
Bayer AG, Registered	1,269,192	76,966,004
Bayerische Motoren Werke AG	427,360	36,349,169
Brenntag AG	200,770	15,791,088

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI EAFE Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Commerzbank AG(a)	1,308,618	$8,712,323
Continental AG	142,797	20,080,782
Covestro AG(b)	238,570	16,277,341
Daimler AG, Registered	1,105,908	78,088,152
Deutsche Bank AG, Registered(a)	896,135	9,111,451
Deutsche Lufthansa AG, Registered(a)(c)	258,493	3,342,989
Deutsche Post AG, Registered	1,278,276	63,377,013
Deutsche Telekom AG, Registered	4,306,216	76,904,842
E.ON SE	2,905,130	30,812,033
Evonik Industries AG	273,759	9,039,791
Fresenius Medical Care AG & Co. KGaA	274,844	22,305,053
Fresenius SE & Co. KGaA	541,378	24,184,370
Hannover Rueck SE	77,565	12,061,916
HeidelbergCement AG	193,097	14,314,898
Henkel AG & Co. KGaA	135,236	12,683,823
HOCHTIEF AG	16,817	1,568,077
LANXESS AG	108,533	8,196,215
MTU Aero Engines AG	24,213	5,647,944
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	181,061	48,129,658
Rational AG	2,276	2,194,117
RWE AG	830,894	35,795,208
Siemens AG, Registered	987,882	153,550,756
Telefonica Deutschland Holding AG	1,378,323	3,786,100
Uniper SE	262,641	9,221,486
United Internet AG, Registered	139,989	6,097,104
Volkswagen AG	42,352	8,978,626
Vonovia SE	674,126	45,159,423

		1,077,364,089

Hong Kong — 3.1%
ASM Pacific Technology Ltd.	402,200	5,866,611
Bank of East Asia Ltd. (The)	1,766,200	3,831,320
BOC Hong Kong Holdings Ltd.	4,824,000	14,433,707
CK Asset Holdings Ltd.	3,307,000	16,612,090
CK Hutchison Holdings Ltd.	3,514,500	24,339,992
CK Infrastructure Holdings Ltd.	845,500	4,508,912
CLP Holdings Ltd.	2,143,000	20,092,741
Hang Lung Properties Ltd.	2,658,088	7,096,142
Hang Seng Bank Ltd.(c)	982,500	17,777,588
Henderson Land Development Co. Ltd.	1,801,794	7,366,259
HK Electric Investments & HK Electric Investments Ltd.	3,552,000	3,509,008
HKT Trust & HKT Ltd.	4,910,000	6,471,650
Hong Kong & China Gas Co. Ltd.	13,742,000	19,743,209
Hongkong Land Holdings Ltd.	1,527,800	7,073,714
Jardine Matheson Holdings Ltd.	278,100	16,074,180
Jardine Strategic Holdings Ltd.	282,100	7,331,779
Link REIT	2,674,700	23,353,197
MTR Corp. Ltd.	1,969,000	11,465,317
New World Development Co. Ltd.	2,048,250	9,522,935
PCCW Ltd.	5,656,000	3,151,198
Power Assets Holdings Ltd.	1,832,000	9,757,940
Sands China Ltd.	3,115,600	12,395,940
Sino Land Co. Ltd.	4,192,000	5,838,854
SJM Holdings Ltd.	2,621,000	2,819,134
Sun Hung Kai Properties Ltd.	1,672,500	22,864,126
Swire Pacific Ltd., Class A	612,500	3,835,111
Swire Properties Ltd.	1,552,200	4,514,159
WH Group Ltd.(b)	12,533,000	10,183,057
Wharf Real Estate Investment Co. Ltd.	2,170,419	11,518,503
Wynn Macau Ltd.(a)	2,072,400	3,292,812

Security	Shares	Value

Hong Kong (continued)
Xinyi Glass Holdings Ltd.	2,298,000	$5,571,735

		322,212,920

Ireland — 0.7%
CRH PLC(a)	1,016,743	42,467,589
Flutter Entertainment PLC(a)	73,349	13,709,835
Smurfit Kappa Group PLC	317,200	15,291,334

		71,468,758

Israel — 0.7%
Azrieli Group Ltd.	55,779	3,440,099
Bank Hapoalim BM(a)	1,454,311	10,390,156
Bank Leumi Le-Israel BM	1,863,703	11,664,859
Check Point Software Technologies Ltd.(a)(c)	72,912	9,313,779
Elbit Systems Ltd.	34,642	4,833,571
ICL Group Ltd.	922,468	4,973,830
Isracard Ltd.	1	2
Israel Discount Bank Ltd., Class A	993,452	3,903,681
Mizrahi Tefahot Bank Ltd.	183,917	4,340,044
Teva Pharmaceutical Industries Ltd., ADR(a)	1,421,584	16,746,259

		69,606,280

Italy — 2.8%
Assicurazioni Generali SpA(a)	1,429,696	24,473,452
Enel SpA	10,502,395	104,511,917
Eni SpA	3,281,043	33,292,235
Intesa Sanpaolo SpA(a)	21,364,685	46,855,692
Mediobanca Banca di Credito Finanziario SpA(a)	810,165	7,248,161
Poste Italiane SpA(b)	681,573	6,687,276
Snam SpA	2,612,152	13,734,923
Telecom Italia SpA/Milano	10,932,710	4,693,912
Tenaris SA	618,157	4,828,923
Terna Rete Elettrica Nazionale SpA	1,826,599	13,301,496
UniCredit SpA(a)	2,738,949	25,146,289

		284,774,276

Japan — 24.3%
ABC-Mart Inc.	46,700	2,654,043
Aeon Mall Co. Ltd.	124,800	2,016,922
AGC Inc.	257,900	8,941,946
Air Water Inc.	231,700	3,746,770
Aisin Seiki Co. Ltd.	212,700	6,511,328
Ajinomoto Co. Inc.	213,900	5,052,531
Alfresa Holdings Corp.	235,300	4,685,997
Amada Co. Ltd.	424,700	4,766,441
ANA Holdings Inc.(a)	100,900	2,139,529
Asahi Group Holdings Ltd.	590,000	23,736,377
Asahi Kasei Corp.	1,619,700	18,015,575
Bank of Kyoto Ltd. (The)	67,400	3,534,324
Bridgestone Corp.	697,900	25,784,204
Brother Industries Ltd.	283,600	6,300,717
Calbee Inc.	44,400	1,312,556
Canon Inc.	1,295,400	28,390,041
Casio Computer Co. Ltd.	258,700	4,571,326
Central Japan Railway Co.	178,500	25,233,297
Chiba Bank Ltd. (The)	712,200	3,870,689
Chubu Electric Power Co. Inc.	846,300	10,358,980
Chugoku Electric Power Co. Inc. (The)	378,200	4,656,381
Concordia Financial Group Ltd.	1,377,400	4,986,242
Dai Nippon Printing Co. Ltd.	319,200	5,487,941
Dai-ichi Life Holdings Inc.	1,403,000	21,253,718
Daiichi Sankyo Co. Ltd.	768,200	24,690,702
Daito Trust Construction Co. Ltd.	92,700	9,642,323

14	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI EAFE Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Daiwa House Industry Co. Ltd.	724,900	$20,525,966
Daiwa House REIT Investment Corp.	2,616	7,028,806
Daiwa Securities Group Inc.	1,902,300	9,034,085
Dentsu Group Inc.	277,900	8,799,260
Disco Corp.	8,400	2,731,936
East Japan Railway Co.	388,100	25,540,943
ENEOS Holdings Inc.	4,014,950	16,248,477
Fuji Electric Co. Ltd.	164,200	6,532,241
FUJIFILM Holdings Corp.	456,300	26,093,587
Fujitsu Ltd.	260,400	39,845,341
Fukuoka Financial Group Inc.	221,400	3,960,860
GLP J-REIT	5,314	8,517,018
Hakuhodo DY Holdings Inc.	310,900	4,495,942
Hankyu Hanshin Holdings Inc.	288,800	9,309,900
Hino Motors Ltd.	392,800	3,380,417
Hirose Electric Co. Ltd.	18,390	2,882,467
Hisamitsu Pharmaceutical Co. Inc.	46,800	2,798,300
Hitachi Construction Machinery Co. Ltd.	147,400	4,280,013
Hitachi Ltd.	815,300	33,532,469
Hitachi Metals Ltd.	147,100	2,345,001
Honda Motor Co. Ltd.	2,097,000	55,371,856
Hulic Co. Ltd.	146,100	1,652,251
Idemitsu Kosan Co. Ltd.	258,083	6,049,340
Iida Group Holdings Co. Ltd.	181,900	4,008,246
Inpex Corp.	683,900	3,952,046
Isuzu Motors Ltd.	730,900	6,981,231
ITOCHU Corp.	871,800	24,960,318
Japan Airlines Co. Ltd.(a)	176,900	3,147,855
Japan Airport Terminal Co. Ltd.	15,400	809,017
Japan Post Bank Co. Ltd.	531,700	4,591,020
Japan Post Holdings Co. Ltd.	2,038,400	16,197,000
Japan Post Insurance Co. Ltd.	285,500	5,598,467
Japan Real Estate Investment Corp.	1,683	10,239,945
Japan Retail Fund Investment Corp.	3,340	6,316,634
Japan Tobacco Inc.	1,544,100	30,640,124
JFE Holdings Inc.(a)	642,900	5,581,891
JSR Corp.	266,400	8,129,787
Kajima Corp.	588,200	7,871,132
Kansai Electric Power Co. Inc. (The)	917,400	8,981,661
KDDI Corp.	2,082,000	61,230,030
Keihan Holdings Co. Ltd.	59,800	2,721,687
Keikyu Corp.	149,800	2,398,059
Keio Corp.	49,200	3,595,014
Keisei Electric Railway Co. Ltd.	92,100	3,118,530
Kintetsu Group Holdings Co. Ltd.	110,500	4,633,411
Koito Manufacturing Co. Ltd.	126,800	8,150,953
Komatsu Ltd.	1,136,600	31,076,150
Kubota Corp.	1,331,300	29,234,048
Kuraray Co. Ltd.	421,300	4,506,958
Kurita Water Industries Ltd.	121,800	4,938,545
Kyocera Corp.	421,000	26,938,049
Kyowa Kirin Co. Ltd.	224,400	6,644,443
Kyushu Electric Power Co. Inc.	509,400	4,714,729
Kyushu Railway Co.	201,700	4,228,774
Lawson Inc.	61,600	2,988,949
Lixil Corp.	339,300	7,910,896
Makita Corp.	104,100	4,961,641
Marubeni Corp.	2,153,800	14,283,236
Marui Group Co. Ltd.	237,200	4,232,195
Mazda Motor Corp.	762,700	5,420,018

Security	Shares	Value

Japan (continued)
Medipal Holdings Corp.	231,300	$4,730,057
MEIJI Holdings Co. Ltd.	153,400	10,461,588
Mitsubishi Chemical Holdings Corp.	1,687,400	11,514,194
Mitsubishi Corp.	1,717,000	43,419,051
Mitsubishi Electric Corp.	2,355,900	35,880,248
Mitsubishi Estate Co. Ltd.	1,529,000	24,126,348
Mitsubishi Gas Chemical Co. Inc.	209,200	4,775,663
Mitsubishi Heavy Industries Ltd.	422,300	12,092,797
Mitsubishi UFJ Financial Group Inc.	15,814,400	70,888,752
Mitsubishi UFJ Lease & Finance Co. Ltd.	548,000	2,679,937
Mitsui & Co. Ltd.	2,115,800	39,135,075
Mitsui Chemicals Inc.	232,000	6,641,234
Mitsui Fudosan Co. Ltd.	1,190,800	24,095,800
Mizuho Financial Group Inc.	3,116,720	41,037,285
MS&AD Insurance Group Holdings Inc.	565,808	16,234,655
Nagoya Railroad Co. Ltd.	117,200	2,977,716
NGK Insulators Ltd.	331,900	5,795,054
NGK Spark Plug Co. Ltd.	205,000	3,802,569
NH Foods Ltd.	107,500	4,600,029
Nippon Building Fund Inc.	1,805	10,896,031
Nippon Express Co. Ltd.	98,500	6,689,288
Nippon Prologis REIT Inc.	1,271	4,145,819
Nippon Sanso Holdings Corp.	203,600	3,916,619
Nippon Steel Corp.(a)	1,043,600	12,031,379
Nippon Telegraph & Telephone Corp.	1,655,700	41,402,384
Nippon Yusen KK	204,900	4,708,815
Nissan Motor Co. Ltd.(a)	3,036,700	15,433,670
Nisshin Seifun Group Inc.	261,830	4,406,557
Nitto Denko Corp.	208,700	18,877,587
Nomura Holdings Inc.	4,079,500	21,497,303
Nomura Real Estate Holdings Inc.	154,500	3,444,319
Nomura Real Estate Master Fund Inc.	5,486	8,326,333
NSK Ltd.	473,200	4,280,246
Obayashi Corp.	851,900	7,127,985
Odakyu Electric Railway Co. Ltd.	182,100	5,278,891
Oji Holdings Corp.	1,144,700	6,910,076
Omron Corp.	116,500	10,281,866
ORIX Corp.	1,696,800	27,146,855
Orix JREIT Inc.	3,357	5,617,712
Osaka Gas Co. Ltd.	487,000	8,991,556
Otsuka Holdings Co. Ltd.	498,800	21,258,375
Panasonic Corp.	2,849,900	36,789,148
PeptiDream Inc.(a)	59,000	3,443,240
Pola Orbis Holdings Inc.	115,600	2,311,006
Resona Holdings Inc.	2,730,200	9,466,188
Ricoh Co. Ltd.	888,100	6,701,361
Rinnai Corp.	10,700	1,118,086
Rohm Co. Ltd.	44,600	4,519,853
SBI Holdings Inc.	313,400	7,806,936
Secom Co. Ltd.	99,800	9,033,904
Sega Sammy Holdings Inc.	222,300	3,539,559
Seibu Holdings Inc.	99,900	917,941
Seiko Epson Corp.	368,900	6,247,287
Sekisui Chemical Co. Ltd.	472,300	8,499,099
Sekisui House Ltd.	805,100	15,526,022
Seven & i Holdings Co. Ltd.	977,000	36,963,532
Shimamura Co. Ltd.	37,200	4,121,687
Shimizu Corp.	731,300	5,147,983
Shinsei Bank Ltd.	206,700	2,538,958
Shionogi & Co. Ltd.	337,600	18,315,755

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI EAFE Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Shizuoka Bank Ltd. (The)	559,700	$4,062,964
Softbank Corp.	3,713,400	48,840,459
SoftBank Group Corp.	1,315,000	101,838,865
Sompo Holdings Inc.	435,200	17,321,538
Stanley Electric Co. Ltd.	167,200	5,222,255
Subaru Corp.	781,600	14,975,783
SUMCO Corp.	335,600	7,071,337
Sumitomo Chemical Co. Ltd.	1,006,700	4,740,466
Sumitomo Corp.	1,528,500	20,249,577
Sumitomo Dainippon Pharma Co. Ltd.	227,500	3,687,545
Sumitomo Electric Industries Ltd.	977,700	13,003,938
Sumitomo Metal Mining Co. Ltd.	291,700	12,660,440
Sumitomo Mitsui Financial Group Inc.	1,689,300	52,359,506
Sumitomo Mitsui Trust Holdings Inc.	437,305	13,082,184
Sumitomo Realty & Development Co. Ltd.	394,800	11,912,443
Suntory Beverage & Food Ltd.	96,300	3,361,923
Suzuken Co. Ltd.	94,260	3,646,335
Suzuki Motor Corp.	232,000	10,432,743
T&D Holdings Inc.	701,300	8,125,287
Taiheiyo Cement Corp.	153,300	3,809,987
Taisei Corp.	255,700	8,267,296
Taisho Pharmaceutical Holdings Co. Ltd.	47,600	3,105,287
Teijin Ltd.	226,800	4,144,118
Tobu Railway Co. Ltd.	93,400	2,629,063
Toho Gas Co. Ltd.	59,700	3,506,901
Tohoku Electric Power Co. Inc.	569,100	4,875,903
Tokio Marine Holdings Inc.	817,600	40,085,399
Tokyo Century Corp.	55,400	4,476,661
Tokyo Electric Power Co. Holdings Inc.(a)	1,924,700	7,371,935
Tokyo Gas Co. Ltd.	487,900	10,669,536
Tokyu Corp.	649,200	7,614,667
Tokyu Fudosan Holdings Corp.	819,200	4,624,358
Toppan Printing Co. Ltd.	335,800	4,772,629
Toray Industries Inc.	1,816,300	11,817,790
Tosoh Corp.	333,900	5,734,297
TOTO Ltd.	97,500	5,392,091
Toyo Suisan Kaisha Ltd.	56,500	2,784,660
Toyota Industries Corp.	181,400	14,259,726
Toyota Motor Corp.	2,738,316	190,932,774
Toyota Tsusho Corp.	274,500	10,710,469
Trend Micro Inc.(a)	58,600	3,212,799
United Urban Investment Corp.	3,833	5,209,761
USS Co. Ltd.	177,800	3,498,429
West Japan Railway Co.	213,200	11,322,336
Yamada Holdings Co. Ltd.	970,800	4,942,322
Yamaha Corp.	58,800	3,308,009
Yamaha Motor Co. Ltd.	368,700	8,099,814
Yamazaki Baking Co. Ltd.	104,500	1,921,415
Yokogawa Electric Corp.	288,300	6,209,623

		2,505,700,971

Malta — 0.0%
BGP Holdings PLC(a)(d)	2,256,851	27

Netherlands — 2.0%
ABN AMRO Bank NV, CVA(a)(b)	553,266	5,787,322
Aegon NV	2,328,554	9,624,123
ArcelorMittal SA(a)	326,932	7,166,097
EXOR NV	140,883	10,505,725
Heineken Holding NV	149,259	13,164,904
Heineken NV	167,848	17,524,759

Security	Shares	Value

Netherlands (continued)
ING Groep NV(a)	5,040,122	$45,158,927
Koninklijke Ahold Delhaize NV	1,420,451	40,709,403
Koninklijke KPN NV	4,636,649	14,510,775
Koninklijke Vopak NV	92,145	4,667,069
NN Group NV	374,032	15,586,314
Randstad NV(a)	101,056	6,317,895
Stellantis NV	716,092	10,900,852
Stellantis NV New(a)	589,772	8,966,449

		210,590,614

New Zealand — 0.3%
Auckland International Airport Ltd.(a)	1,629,866	8,751,100
Mercury NZ Ltd.	891,386	4,577,256
Meridian Energy Ltd.	1,667,555	8,592,919
Ryman Healthcare Ltd.	342,151	3,836,912
Spark New Zealand Ltd.	2,393,774	8,280,925

		34,039,112

Norway — 1.0%
DNB ASA(a)	1,228,910	24,131,491
Equinor ASA	1,266,666	22,932,816
Gjensidige Forsikring ASA	261,440	6,052,312
Mowi ASA	569,848	12,662,252
Norsk Hydro ASA	1,718,460	7,659,076
Orkla ASA	228,460	2,228,253
Telenor ASA	907,877	15,078,298
Yara International ASA	226,779	10,619,142

		101,363,640

Portugal — 0.3%
EDP - Energias de Portugal SA	3,600,454	22,623,319
Galp Energia SGPS SA	653,647	6,578,455

		29,201,774

Singapore — 1.1%
CapitaLand Integrated Commercial Trust	2,078,439	3,351,563
CapitaLand Ltd.	3,365,900	8,141,466
City Developments Ltd.	592,800	3,225,089
Keppel Corp. Ltd.	1,889,500	7,133,144
Mapletree Commercial Trust	1,838,800	2,868,145
Oversea-Chinese Banking Corp. Ltd.	4,275,700	33,249,359
Singapore Airlines Ltd.(a)	621,300	1,924,153
Singapore Telecommunications Ltd.	10,561,700	18,782,015
Suntec REIT	2,601,800	3,136,825
United Overseas Bank Ltd.	1,525,600	26,877,046

		108,688,805

Spain — 3.1%
ACS Actividades de Construccion y Servicios SA	352,652	11,019,398
Banco Bilbao Vizcaya Argentaria SA	8,698,000	39,806,644
Banco Santander SA(a)	22,396,391	65,710,643
CaixaBank SA(a)	4,773,572	12,103,374
Enagas SA	186,158	4,110,519
Endesa SA	425,417	10,905,305
Iberdrola SA	7,844,780	106,600,022
Iberdrola SA, New	78,555	1,067,455
Naturgy Energy Group SA	392,704	10,166,918
Red Electrica Corp. SA	342,244	6,511,306
Repsol SA	1,992,873	19,664,515
Telefonica SA(a)	6,624,106	28,601,265

		316,267,364

Sweden — 1.5%
Alfa Laval AB(a)	205,484	5,416,724

16	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI EAFE Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Boliden AB	354,469	$11,701,385
ICA Gruppen AB	131,338	6,610,611
Industrivarden AB, Class A(a)	91,652	3,100,340
L E Lundbergforetagen AB, Class B(a)	35,501	1,875,931
Lundin Energy AB	236,653	6,488,352
Securitas AB, Class B	408,101	6,331,761
Skandinaviska Enskilda Banken AB, Class A(a)	2,105,450	23,090,182
Skanska AB, Class B	441,903	11,489,780
SKF AB, Class B	493,399	13,586,826
Svenska Handelsbanken AB, Class A(a)	2,017,156	20,291,298
Swedbank AB, Class A(a)	1,174,086	22,237,102
Tele2 AB, Class B	650,243	9,015,379
Telia Co. AB	3,185,447	14,033,396

		155,269,067

Switzerland — 6.5%
ABB Ltd., Registered	1,552,929	45,980,384
Adecco Group AG, Registered	203,486	12,772,772
Baloise Holding AG, Registered	61,020	10,240,879
Banque Cantonale Vaudoise, Registered	40,902	4,344,918
Chocoladefabriken Lindt & Spruengli AG, Registered	31	2,895,796
Clariant AG, Registered	138,330	2,948,220
Coca-Cola HBC AG	259,077	7,695,187
Credit Suisse Group AG, Registered	2,073,206	27,394,938
EMS-Chemie Holding AG, Registered	3,748	3,543,242
Julius Baer Group Ltd.	292,309	17,743,577
LafargeHolcim Ltd., Registered	679,276	36,842,476
Novartis AG, Registered	2,867,793	259,603,609
SGS SA, Registered	3,883	11,824,468
Swatch Group AG (The), Bearer	38,083	11,001,946
Swatch Group AG (The), Registered	71,909	4,061,856
Swiss Life Holding AG, Registered	39,678	18,148,582
Swiss Prime Site AG, Registered	100,399	9,784,840
Swiss Re AG	242,257	21,420,791
Swisscom AG, Registered	33,468	18,261,429
UBS Group AG, Registered	4,745,535	68,681,164
Zurich Insurance Group AG	194,658	77,941,973

		673,133,047

United Kingdom — 17.9%
3i Group PLC	1,255,990	19,170,325
Admiral Group PLC	247,172	9,781,987
Anglo American PLC	1,583,283	52,484,327
Antofagasta PLC	510,067	10,016,064
Associated British Foods PLC(a)	460,787	13,395,376
Aviva PLC	5,069,441	23,334,468
BAE Systems PLC	4,138,640	26,261,978
Barclays PLC(a)	22,389,678	41,057,551
Barratt Developments PLC(a)	1,314,233	11,528,455
Berkeley Group Holdings PLC	162,636	9,355,368
BP PLC	13,076,815	48,753,481
British American Tobacco PLC	2,961,005	108,055,340
British Land Co. PLC (The)	1,136,167	7,000,548
BT Group PLC	11,463,058	19,770,787
Coca-Cola European Partners PLC	264,917	12,310,693
DCC PLC	127,320	9,643,945
Direct Line Insurance Group PLC	1,764,717	7,267,505
Evraz PLC	659,394	4,540,076
GlaxoSmithKline PLC	6,475,716	120,670,597
Hargreaves Lansdown PLC	429,483	10,076,154
HSBC Holdings PLC(a)	26,287,016	138,162,540

Security	Shares	Value

United Kingdom (continued)
Imperial Brands PLC	1,224,077	$24,709,269
Informa PLC(a)	1,942,710	13,327,977
J Sainsbury PLC	2,300,430	7,720,475
Johnson Matthey PLC	250,344	10,148,161
Kingfisher PLC(a)	2,729,053	10,406,907
Land Securities Group PLC	910,934	7,689,249
Legal & General Group PLC	7,701,096	25,803,355
Lloyds Banking Group PLC(a)	91,363,594	41,401,963
M&G PLC	3,362,505	8,121,993
Melrose Industries PLC(a)	4,084,153	9,450,085
Mondi PLC	627,984	14,897,056
National Grid PLC	4,543,407	53,031,558
Natwest Group PLC(a)	6,206,545	12,579,694
Next PLC(a)	60,213	6,391,512
Ocado Group PLC(a)	313,496	11,954,783
Pearson PLC	973,676	10,864,884
Persimmon PLC	412,541	14,451,449
Phoenix Group Holdings PLC	710,725	6,585,829
Prudential PLC	3,367,083	54,212,632
Reckitt Benckiser Group PLC	320,169	27,249,885
Rio Tinto PLC	1,448,230	111,148,977
Rolls-Royce Holdings PLC(a)	5,410,980	6,813,638
Royal Dutch Shell PLC, Class A	5,293,263	97,255,329
Royal Dutch Shell PLC, Class B	4,783,459	83,566,318
RSA Insurance Group PLC	1,335,335	12,377,354
Sage Group PLC (The)	493,794	3,999,304
Schroders PLC	160,484	7,530,270
Segro PLC	1,537,132	20,141,156
Severn Trent PLC	308,693	9,800,504
Smiths Group PLC	512,410	9,981,154
SSE PLC	1,341,935	27,346,339
Standard Chartered PLC(a)	2,250,645	13,722,201
Standard Life Aberdeen PLC	2,861,017	11,868,750
Taylor Wimpey PLC(a)	4,713,363	9,478,816
Tesco PLC	12,640,139	41,553,711
Unilever PLC	3,393,391	197,575,723
United Utilities Group PLC	881,842	11,167,339
Vodafone Group PLC	34,620,866	59,350,654
Whitbread PLC(a)	260,972	9,987,682
Wm Morrison Supermarkets PLC	3,108,181	7,659,203
WPP PLC	1,581,502	16,631,022

		1,842,591,725

Total Common Stocks — 98.7% (Cost: $10,199,348,669)		10,168,054,572

Preferred Stocks

Germany — 0.8%
Bayerische Motoren Werke AG, Preference Shares, NVS	74,766	4,900,452
Fuchs Petrolub SE, Preference Shares, NVS	46,479	2,649,448
Henkel AG & Co. KGaA, Preference Shares, NVS	230,714	23,965,175
Porsche Automobil Holding SE, Preference Shares, NVS	100,221	7,001,113
Volkswagen AG, Preference Shares, NVS	239,932	45,601,226

		84,117,414

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI EAFE Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Italy — 0.1%
Telecom Italia SpA/Milano, Preference Shares, NVS	7,921,807	$3,763,064

Total Preferred Stocks — 0.9% (Cost: $83,034,824)		87,880,478

Rights

Spain — 0.0%
ACS Actividades de Construccion y Servicios SA (Expires 02/10/21)(a)	347,468	171,388

Total Rights — 0.0% (Cost: $190,830)		171,388

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(e)(f)(g)	30,956,042	30,974,615
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	2,710,000	2,710,000

		33,684,615

Total Short-Term Investments — 0.3% (Cost: $33,666,022)		33,684,615

Total Investments in Securities — 99.9% (Cost: $10,316,240,345)		10,289,791,053

Other Assets, Less Liabilities — 0.1%		10,079,107

Net Assets — 100.0%		$ 10,299,870,160

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$87,204,128	$—		$(56,196,396	)(a)	$(24,112)	$(9,005)	$30,974,615	30,956,042	$333,410(b	)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,030,000	680,000(a	)	—		—	—	2,710,000	2,710,000	1,068		—

						$(24,112)	$(9,005)	$33,684,615		$334,478		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

18	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI EAFE Value ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	366	03/19/21	$15,465	$(228,841)
FTSE 100 Index	206	03/19/21	17,994	(459,084)
TOPIX Index	58	03/11/21	9,994	151,187

				$(536,738)

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$151,187

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$687,925

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended January 31, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$4,352,098

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$746,134

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$36,815,828

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI EAFE Value ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$10,166,987,090	$1,067,455	$27	$10,168,054,572
Preferred Stocks	87,880,478	—	—	87,880,478
Rights	171,388	—	—	171,388
Money Market Funds	33,684,615	—	—	33,684,615

	$10,288,723,571	$1,067,455	$27	$10,289,791,053

Derivative financial instruments(a)
Assets
Futures Contracts	$151,187	$—	$—	$151,187
Liabilities
Futures Contracts	(687,925)	—	—	(687,925)

	$(536,738)	$—	$—	$(536,738)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

20	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

January 31, 2021

	iShares MSCI EAFE Growth ETF	iShares MSCI EAFE Value ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$9,886,075,736	$10,256,106,438
Affiliated(c)	18,274,528	33,684,615
Cash	12	3,385
Foreign currency, at value(d)	22,561,724	26,410,900
Foreign currency collateral pledged:
Futures contracts(e)	3,035,613	4,034,274
Receivables:
Investments sold	2,327,848	—
Securities lending income — Affiliated	5,105	14,012
Capital shares sold	1,087,619	9,158,924
Dividends	2,718,807	6,769,114
Tax reclaims	8,787,984	7,481,053

Total assets	9,944,874,976	10,343,662,715

LIABILITIES
Collateral on securities loaned, at value	15,419,784	30,967,543
Payables:
Investments purchased	1,025,257	9,158,924
Variation margin on futures contracts	904,343	942,951
Investment advisory fees	3,113,624	2,719,640
Professional fees	461	3,497

Total liabilities	20,463,469	43,792,555

NET ASSETS	$9,924,411,507	$10,299,870,160

NET ASSETS CONSIST OF:
Paid-in capital	$7,707,693,760	$11,068,848,390
Accumulated earnings (loss)	2,216,717,747	(768,978,230)

NET ASSETS	$9,924,411,507	$10,299,870,160

Shares outstanding	99,600,000	219,200,000

Net asset value	$99.64	$46.99

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$13,839,250	$29,227,830
(b) Investments, at cost — Unaffiliated	$7,351,591,094	$10,282,574,323
(c) Investments, at cost — Affiliated	$18,262,405	$33,666,022
(d) Foreign currency, at cost	$22,532,696	$26,326,920
(e) Foreign currency collateral pledged, at cost	$3,060,187	$4,045,032

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	21

Statements of Operations (unaudited)

Six Months Ended January 31, 2021

	iShares MSCI EAFE Growth ETF	iShares MSCI EAFE Value ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$44,783,685	$80,647,863
Dividends — Affiliated	1,251	1,068
Securities lending income — Affiliated — net	120,417	333,410
Foreign taxes withheld	(3,303,007)	(5,605,288)

Total investment income	41,602,346	75,377,053

EXPENSES
Investment advisory fees	16,886,021	12,706,306

Total expenses	16,886,021	12,706,306

Net investment income	24,716,325	62,670,747

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(20,792,269)	(186,267,574)
Investments — Affiliated	(9,355)	(24,112)
In-kind redemptions — Unaffiliated	153,976,676	141,403,016
Futures contracts	3,771,406	4,352,098
Foreign currency transactions	816,049	1,306,704

Net realized gain (loss)	137,762,507	(39,229,868)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	1,132,259,825	925,154,013
Investments — Affiliated	(18,633)	(9,005)
Futures contracts	1,114,020	746,134
Foreign currency translations	(434,576)	(453,706)

Net change in unrealized appreciation (depreciation)	1,132,920,636	925,437,436

Net realized and unrealized gain	1,270,683,143	886,207,568

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,295,399,468	$948,878,315

See notes to financial statements.

22	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares MSCI EAFE Growth ETF		iShares MSCI EAFE Value ETF

	Six Months Ended 01/31/21 (unaudited)	Year Ended 07/31/20	Six Months Ended 01/31/21 (unaudited)	Year Ended 07/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$24,716,325	$66,219,441	$62,670,747	$178,152,155
Net realized gain (loss)	137,762,507	(107,827,231)	(39,229,868)	(426,864,813)
Net change in unrealized appreciation (depreciation)	1,132,920,636	859,944,438	925,437,436	(405,870,129)

Net increase (decrease) in net assets resulting from operations	1,295,399,468	818,336,648	948,878,315	(654,582,787)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(34,258,626)	(70,803,899)	(93,368,357)	(180,523,052)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	668,940,244	3,291,104,216	3,644,858,012	1,210,949,461

NET ASSETS
Total increase in net assets	1,930,081,086	4,038,636,965	4,500,367,970	375,843,622
Beginning of period	7,994,330,421	3,955,693,456	5,799,502,190	5,423,658,568

End of period	$9,924,411,507	$7,994,330,421	$10,299,870,160	$5,799,502,190

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	23

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI EAFE Growth ETF

	Six Months Ended 01/31/21 (unaudited)		Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17		Year Ended 07/31/16

Net asset value, beginning of period	$86.52		$80.40	$80.65	$75.38	$68.12		$71.43

Net investment income(a)	0.26		1.06	1.42	1.41	1.24	(b)	1.32
Net realized and unrealized gain (loss)(c)	13.21		6.06	(0.29)	5.19	7.30		(3.36)

Net increase (decrease) from investment operations	13.47		7.12	1.13	6.60	8.54		(2.04)

Distributions(d)
From net investment income		(0.35)	(1.00)	(1.38)	(1.33)		(1.28)	(1.27)

Total distributions		(0.35)	(1.00)	(1.38)	(1.33)		(1.28)	(1.27)

Net asset value, end of period	$99.64		$86.52	$80.40	$80.65	$75.38		$68.12

Total Return
Based on net asset value	15.58	%(e)	8.91%	1.52%	8.79%	12.66	%(b)	(2.78)%

Ratios to Average Net Assets
Total expenses	0.37	%(f)	0.39%	0.40%	0.40%		0.40%	0.40%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		N/A	0.40%	N/A		0.40%	N/A

Net investment income	0.54	%(f)	1.31%	1.86%	1.77%	1.80	%(b)	2.01%

Supplemental Data
Net assets, end of period (000)	$9,924,412		$7,994,330	$3,955,693	$3,516,376	$3,045,417		$2,370,601

Portfolio turnover rate(g)	12	%(e)	33%	22%	22%		30%	26%

(a)	Based on average shares outstanding.
(b)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended July 31, 2017:
•	Net investment income per share by $0.01.
•	Total return by 0.02%.
•	Ratio of net investment income to average net assets by 0.01%.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

24	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI EAFE Value ETF

	Six Months Ended 01/31/21 (unaudited)		Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17		Year Ended 07/31/16

Net asset value, beginning of period	$39.94		$47.08	$52.87	$53.18	$44.86		$53.12

Net investment income(a)	0.42		1.48	2.03	2.05	1.81	(b)	1.71
Net realized and unrealized gain (loss)(c)	7.27		(7.18)	(5.81)	(0.15)	8.17		(8.42)

Net increase (decrease) from investment operations	7.69		(5.70)	(3.78)	1.90	9.98		(6.71)

Distributions(d)
From net investment income		(0.64)	(1.44)	(2.01)	(2.21)		(1.66)	(1.55)

Total distributions		(0.64)	(1.44)	(2.01)	(2.21)		(1.66)	(1.55)

Net asset value, end of period	$46.99		$39.94	$47.08	$52.87	$53.18		$44.86

Total Return
Based on net asset value	19.26	%(e)	(12.48)%	(7.05)%	3.63%	22.49	%(b)	(12.59)%

Ratios to Average Net Assets
Total expenses	0.38	%(f)	0.39%	0.39%	0.38%		0.40%	0.40%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		N/A	0.39%	N/A		0.40%	N/A

Net investment income	1.88	%(f)	3.36%	4.17%	3.75%	3.70	%(b)	3.72%

Supplemental Data
Net assets, end of period (000)	$10,299,870		$5,799,502	$5,423,659	$5,561,771	$5,296,875		$2,907,203

Portfolio turnover rate(g)	12	%(e)	27%	21%	22%		28%	26%

(a)	Based on average shares outstanding.
(b)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended July 31, 2017:
•	Net investment income per share by $0.01.
•	Total return by 0.02%.
•	Ratio of net investment income to average net assets by 0.02%.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	25

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification

MSCI EAFE Growth	Diversified
MSCI EAFE Value	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the statement of operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2021, if any, are disclosed in the statement of assets and liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The statement of operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

26	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned

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Notes to Financial Statements (unaudited) (continued)

securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s schedule of investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA as of January 31, 2021:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

MSCI EAFE Growth
BofA Securities, Inc.	$2,918,911	$2,918,911		$—	$—
Morgan Stanley & Co. LLC	10,343,439	10,343,439		—	—
Wells Fargo Securities LLC	576,900	576,900		—	—

	$13,839,250	$13,839,250		$—	$—

MSCI EAFE Value
Goldman Sachs & Co.	$9,522,050	$9,522,050		$—	$—
Morgan Stanley & Co. LLC	19,705,780	19,705,780		—	—

	$29,227,830	$29,227,830		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the statement of assets and liabilities.

Securities deposited as initial margin are designated in the schedule of investments and cash deposited, if any, are shown as cash pledged for futures contracts in the statement of assets and liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

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Notes to Financial Statements (unaudited) (continued)

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the iShares MSCI EAFE Growth ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:

Average Daily Net Assets	Investment Advisory Fee

First $3 billion	0.4000%
Over $3 billion, up to and including $4.5 billion	0.3800
Over $4.5 billion, up to and including $6 billion	0.3610
Over $6 billion, up to and including $7.5 billion	0.3430
Over $7.5 billion	0.3258

For its investment advisory services to the iShares MSCI EAFE Value ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:

Average Daily Net Assets	Investment Advisory Fee

First $3 billion	0.4000%
Over $3 billion, up to and including $4.5 billion	0.3800
Over $4.5 billion, up to and including $6 billion	0.3610
Over $6 billion, up to and including $7.5 billion	0.3430
Over $7.5 billion, up to and including $9 billion	0.3258
Over $9 billion	0.3096

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended January 31, 2021, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC

MSCI EAFE Growth	$35,267
MSCI EAFE Value	84,101

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

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Notes to Financial Statements (unaudited) (continued)

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended January 31, 2021, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
MSCI EAFE Growth	$574,639,593	$555,100,606	$(25,804,457)
MSCI EAFE Value	522,056,393	403,483,080	(81,720,804)
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended January 31, 2021, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
MSCI EAFE Growth	$1,514,323,458	$1,049,022,434
MSCI EAFE Value	1,319,722,791	836,248,936

For the six months ended January 31, 2021, purchases and sales related to in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI EAFE Growth	$725,694,069	$536,284,473
MSCI EAFE Value	3,764,040,191	633,299,515

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of July 31, 2020, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
MSCI EAFE Growth	$436,871,015
MSCI EAFE Value	560,824,545

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of January 31, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI EAFE Growth	$7,389,796,990	$2,576,268,127	$(61,717,706)	$2,514,550,421
MSCI EAFE Value	10,463,498,816	645,173,051	(819,417,552)	(174,244,501)

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Notes to Financial Statements (unaudited) (continued)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the schedule of investments.

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Notes to Financial Statements (unaudited) (continued)

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 01/31/21		Year Ended 07/31/20

iShares ETF	Shares	Amount	Shares	Amount

MSCI EAFE Growth
Shares sold	12,800,000	$1,209,291,601	44,000,000	$3,355,728,858
Shares redeemed	(5,600,000)	(540,351,357)	(800,000)	(64,624,642)

Net increase	7,200,000	$668,940,244	43,200,000	$3,291,104,216

MSCI EAFE Value
Shares sold	88,400,000	$4,274,898,957	49,600,000	$2,094,679,112
Shares redeemed	(14,400,000)	(630,040,945)	(19,600,000)	(883,729,651)

Net increase	74,000,000	$3,644,858,012	30,000,000	$1,210,949,461

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

32	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares MSCI EAFE Growth ETF and iShares MSCI EAFE Value ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 2, 2020 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2019 through September 30, 2020 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and closures in certain countries and the impact of the coronavirus outbreak on the Funds and the overall market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a Fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following enhancements to the Program: (1) certain single country emerging market ETFs were added to a $300 million credit agreement with State Street Bank and Trust Company; and (2) certain updates were made to the RATS and HLIM calculation methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	33

Supplemental Information  (unaudited)

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by the third quarter of 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities so that a failure to comply with the limits would result in a statutory violation and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

January 31, 2021

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
MSCI EAFE Growth(a)	$0.351094	$—	$0.001361	$0.352455	100%	—%	0	%(b)	100%
MSCI EAFE Value(a)	0.593769	—	0.043993	0.637762	93	—	7		100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

34	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at ishares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	35

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

36	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Want to know more?

iShares.com  |   1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2021 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-102-0121

JANUARY 31, 2021

2021 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares China Large-Cap ETF | FXI | NYSE Arca

•	iShares MSCI China A ETF | CNYA | Cboe BZX

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of January 31, 2021 has been a time of sudden change, as the emergence and spread of the coronavirus (or “COVID-19”) led to a vast disruption in the global economy and financial markets. The threat from the virus became increasingly apparent throughout February and March 2020, and countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point of the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs late in the reporting period following a series of successful vaccine trials and passage of additional stimuli. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities from developed economies grew at a more modest pace, lagging emerging market stocks, which rebounded sharply.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment and posted positive returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) dropped to historic lows. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

Following the coronavirus outbreak, the Fed instituted two emergency interest rate cuts, pushing short-term interest rates, already low as the year began, close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to accelerate as vaccination efforts continue to ramp up. Significant additional U.S. stimulus spending in early 2021 is being negotiated in Congress, which would provide a solid tailwind for economic growth. Inflation should increase somewhat as the expansion continues, but a shift in central bank policy means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the equity expansion.

Overall, we favor a positive stance toward risk, with an overweight in both equities and credit. We see U.S. and Asian equities benefiting from structural growth trends in tech, while emerging markets should be particularly helped by a vaccine-led economic expansion. In credit, rising inflation should provide tailwinds for inflation-protected bonds, and Euro area peripherals and Asian bonds also present attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of January 31, 2021

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	14.47%	17.25%

U.S. small cap equities (Russell 2000® Index)	40.89	30.17

International equities (MSCI Europe, Australasia, Far East Index)	17.58	8.94

Emerging market equities (MSCI Emerging Markets Index)	24.07	27.89

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.06	0.54

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(4.56)	4.91

U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(0.91)	4.72

Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.06	3.85

U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	6.72	7.38

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of January 31, 2021	iShares® China Large-Cap ETF

Investment Objective

The iShares China Large-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization Chinese equities that trade on the Hong Kong Stock Exchange, as represented by the FTSE China 50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	20.25%	25.69%	12.48%	4.11%	25.69%	80.07%	49.59%
Fund Market	20.93	27.07	12.44	4.13	27.07	79.69	49.90
Index	20.91	26.97	13.39	4.90	26.97	87.43	61.36

Index performance beginning on February 10, 2012 reflects net returns where dividends are reinvested into the Index net of withholding tax. Performance before this date reflects dividends being reinvested at gross.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,202.50	$4.11		$ 1,000.00	$1,021.50	$3.77		0.74%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 6 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Consumer Discretionary	32.6%
Financials	28.0
Communication Services	14.8
Health Care	7.6
Real Estate	5.8
Information Technology	3.8
Energy	2.9
Consumer Staples	2.5
Materials	1.6
Industrials	0.4

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Meituan, Class B	10.1%
Tencent Holdings Ltd.	9.7
Alibaba Group Holding Ltd.	8.0
JD.com Inc., Class A	5.6
Ping An Insurance Group Co. of China Ltd., Class H	5.0
Wuxi Biologics Cayman Inc.	4.5
NetEase Inc.	4.4
China Construction Bank Corp., Class H	4.2
Industrial & Commercial Bank of China Ltd., Class H	3.8
Xiaomi Corp., Class B	3.8

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Fund Summary as of January 31, 2021	iShares® MSCI China A ETF

Investment Objective

The iShares MSCI China A ETF (the “Fund”) seeks to track the investment results of an index composed of domestic Chinese equities that trade on the Shanghai or Shenzhen Stock Exchange, as represented by the MSCI China A Inclusion Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	22.73%	50.85%	16.10%	50.85%	99.84%
Fund Market	23.05	63.97	16.00	63.97	99.07
Index	22.98	51.34	14.69	51.34	88.61

The inception date of the Fund was 6/13/16. The first day of secondary market trading was 6/15/16.

Index performance through April 25, 2018 reflects the performance of the MSCI China A International Index. Index performance beginning on April 26, 2018 reflects the performance of the MSCI China A Inclusion Index.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,227.30	$1.35		$1,000.00	$1,024.00	$1.22		0.24%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 6 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	20.5%
Consumer Staples	19.4
Industrials	13.3
Information Technology	12.5
Health Care	11.2
Materials	8.5
Consumer Discretionary	7.1
Real Estate	2.5
Utilities	1.8
Communication Services	1.7
Energy	1.5

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Kweichow Moutai Co. Ltd., Class A	6.4%
Wuliangye Yibin Co. Ltd., Class A	2.7
China Merchants Bank Co. Ltd., Class A	2.5
Ping An Insurance Group Co. of China Ltd., Class A	2.1
Contemporary Amperex Technology Co. Ltd., Class A	2.0
China Tourism Group Duty Free Corp. Ltd., Class A	1.4
Jiangsu Hengrui Medicine Co. Ltd., Class A	1.3
Foshan Haitian Flavouring & Food Co. Ltd., Class A	1.3
Industrial Bank Co. Ltd., Class A	1.1
Ping An Bank Co. Ltd., Class A	1.1

F U N D S U M M A R Y	5

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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Schedule of Investments (unaudited) January 31, 2021	iShares® China Large-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobiles — 6.1%
BYD Co. Ltd., Class H(a)	3,711,500	$113,635,175
Geely Automobile Holdings Ltd.	24,829,000	90,780,986
Great Wall Motor Co. Ltd., Class H	14,551,500	45,603,339

		250,019,500

Banks — 17.9%
Agricultural Bank of China Ltd., Class H	144,305,000	52,110,113
Bank of China Ltd., Class H	357,272,000	121,181,782
Bank of Communications Co. Ltd., Class H	34,159,200	18,502,891
China CITIC Bank Corp. Ltd., Class H	43,721,000	19,396,847
China Construction Bank Corp., Class H	227,368,320	172,420,890
China Everbright Bank Co. Ltd., Class H	14,554,000	5,987,640
China Merchants Bank Co. Ltd., Class H	17,765,438	136,439,553
China Minsheng Banking Corp. Ltd., Class H	29,918,600	17,131,952
Industrial & Commercial Bank of China Ltd., Class H	244,094,995	155,828,424
Postal Savings Bank of China Co. Ltd., Class H(b)	43,983,000	31,425,140

		730,425,232

Beverages — 1.6%
China Resources Beer Holdings Co. Ltd.	7,392,000	65,303,301

Capital Markets — 1.8%
China International Capital Corp. Ltd., Class H(b)(c)	6,936,400	18,159,872
China Merchants Securities Co. Ltd., Class H(b)	5,570,200	8,606,176
CITIC Securities Co. Ltd., Class H(a)	10,696,500	23,534,411
CSC Financial Co. Ltd., Class H(a)(b)	4,236,500	6,217,733
Guotai Junan Securities Co. Ltd., Class H(b)	3,544,400	5,156,255
Huatai Securities Co. Ltd., Class H(b)	7,476,000	11,917,094

		73,591,541

Construction Materials — 0.8%
Anhui Conch Cement Co. Ltd., Class H	5,558,500	32,940,162

Diversified Telecommunication Services — 0.8%
China Tower Corp. Ltd., Class H(b)	219,054,000	31,641,118

Entertainment — 4.3%
NetEase Inc.	7,726,800	177,578,333

Health Care Technology — 1.7%
Alibaba Health Information Technology Ltd.(c)	22,108,000	69,284,858

Hotels, Restaurants & Leisure — 0.9%
Haidilao International Holding Ltd.(b)	4,310,000	36,324,987

Industrial Conglomerates — 0.4%
CITIC Ltd.	23,040,000	18,006,848

Insurance — 8.3%
China Life Insurance Co. Ltd., Class H	34,933,000	74,156,345
China Pacific Insurance Group Co. Ltd., Class H	12,115,600	50,157,117
People’s Insurance Co. Group of China Ltd. (The), Class H	38,504,000	11,868,241
Ping An Insurance Group Co. of China Ltd., Class H	17,264,000	203,280,074

		339,461,777

Interactive Media & Services — 9.7%
Tencent Holdings Ltd.	4,493,900	394,977,057

Internet & Direct Marketing Retail — 23.6%
Alibaba Group Holding Ltd.(c)	10,226,200	325,493,292
JD.com Inc., Class A(c)	5,088,550	226,935,082
Meituan, Class B(c)	8,993,900	412,702,028

		965,130,402

Security	Shares	Value

Life Sciences Tools & Services — 5.3%
WuXi AppTec Co. Ltd., Class H(b)	1,230,960	$29,369,616
Wuxi Biologics Cayman Inc.(b)(c)	13,150,500	185,033,184

		214,402,800

Metals & Mining — 0.7%
Zijin Mining Group Co. Ltd., Class H	26,934,000	30,012,156

Oil, Gas & Consumable Fuels — 2.9%
China Petroleum & Chemical Corp., Class H	119,822,600	57,331,758
China Shenhua Energy Co. Ltd., Class H	15,955,500	29,590,473
PetroChina Co. Ltd., Class H	97,682,000	29,604,996

		116,527,227

Pharmaceuticals — 0.6%
Hansoh Pharmaceutical Group Co. Ltd.(b)(c)	4,506,000	24,639,940

Real Estate Management & Development — 5.8%
China Evergrande Group(a)	11,267,000	21,709,084
China Overseas Land & Investment Ltd.	18,001,500	40,581,933
China Resources Land Ltd.	12,927,333	51,516,936
China Vanke Co. Ltd., Class H	8,891,500	31,936,170
Country Garden Holdings Co. Ltd.(a)	34,880,000	42,150,106
Longfor Group Holdings Ltd.(b)	8,605,000	48,663,470

		236,557,699

Technology Hardware, Storage & Peripherals — 3.8%
Xiaomi Corp., Class B(b)(c)	41,316,000	155,590,732

Textiles, Apparel & Luxury Goods — 2.0%
ANTA Sports Products Ltd.	4,885,000	80,830,233

Tobacco — 0.9%
Smoore International Holdings Ltd.(b)(c)	3,872,000	38,326,251

Total Common Stocks — 99.9% (Cost: $3,417,051,889)		4,081,572,154

Short-Term Investments

Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(d)(e)(f)	58,083,601	58,118,452
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	2,050,000	2,050,000

		60,168,452

Total Short-Term Investments — 1.5% (Cost: $60,150,181)		60,168,452

Total Investments in Securities — 101.4% (Cost: $3,477,202,070)		4,141,740,606

Other Assets, Less Liabilities — (1.4)%		(56,442,360)

Net Assets — 100.0%		$4,085,298,246

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® China Large-Cap ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$118,923,752	$—	$(60,765,565	)(a)	$9,847	$(49,582)	$58,118,452	58,083,601	$299,273	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,650,000	—	(1,600,000	)(a)	—	—	2,050,000	2,050,000	2,021		—

					$9,847	$(49,582)	$60,168,452		$301,294		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets E-Mini Index	36	03/19/21	$2,387	$(108,858)

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$108,858

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended January 31, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$569,893

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$425,004

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$23,530,724

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

8	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® China Large-Cap ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$4,081,572,154	$—	$—	$4,081,572,154
Money Market Funds	60,168,452	—	—	60,168,452

	$4,141,740,606	$—	$—	$4,141,740,606

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(108,858)	$—	$—	$(108,858)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) January 31, 2021	iShares® MSCI China A ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.1%
AECC Aero-Engine Control Co. Ltd., Class A	115,898	$377,471
AECC Aviation Power Co. Ltd., Class A	230,298	2,130,426
AVIC Electromechanical Systems Co. Ltd., Class A	407,499	720,532
AVIC Shenyang Aircraft Co. Ltd., Class A	117,200	1,398,398
AVIC Xi’an Aircraft Industry Group Co. Ltd., Class A	292,000	1,410,670
AVICOPTER PLC, Class A	58,699	510,386
China Aerospace Times Electronics Co. Ltd., Class A	263,797	272,739
China Avionics Systems Co. Ltd., Class A	146,500	416,645

		7,237,267

Air Freight & Logistics — 1.2%
SF Holding Co. Ltd., Class A	380,900	5,853,359
Sinotrans Ltd., Class A	439,500	261,995
STO Express Co. Ltd., Class A	29,241	41,263
YTO Express Group Co. Ltd., Class A	322,300	570,885
Yunda Holding Co. Ltd., Class A	293,040	770,170

		7,497,672

Airlines — 0.5%
Air China Ltd., Class A	669,300	748,094
China Eastern Airlines Corp. Ltd., Class A	908,300	647,210
China Southern Airlines Co. Ltd., Class A(a)	908,324	822,076
Spring Airlines Co. Ltd., Class A	87,904	804,989

		3,022,369

Auto Components — 1.2%
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	29,397	977,291
Fuyao Glass Industry Group Co. Ltd., Class A	205,100	1,878,541
Huayu Automotive Systems Co. Ltd., Class A	322,304	1,495,528
Kuang-Chi Technologies Co. Ltd., Class A(a)	230,200	817,644
Ningbo Joyson Electronic Corp., Class A	146,500	606,318
Ningbo Tuopu Group Co. Ltd., Class A	115,700	783,110
Shandong Linglong Tyre Co. Ltd., Class A	117,200	781,618
Weifu High-Technology Group Co. Ltd., Class A	87,900	312,347

		7,652,397

Automobiles — 2.0%
BYD Co. Ltd., Class A	181,873	6,973,777
Chongqing Changan Automobile Co. Ltd., Class A(a)	439,500	1,176,248
FAW Jiefang Group Co. Ltd., Class A(a)	322,300	544,367
Great Wall Motor Co. Ltd., Class A	232,189	1,511,005
SAIC Motor Corp. Ltd., Class A	791,106	2,694,475

		12,899,872

Banks — 10.8%
Agricultural Bank of China Ltd., Class A	7,500,800	3,667,930
Bank of Beijing Co. Ltd., Class A	2,109,600	1,549,045
Bank of Chengdu Co. Ltd., Class A	351,677	568,872
Bank of China Ltd., Class A	3,545,300	1,744,677
Bank of Communications Co. Ltd., Class A	3,895,702	2,697,264
Bank of Hangzhou Co. Ltd., Class A	615,396	1,404,348
Bank of Jiangsu Co. Ltd., Class A	1,501,500	1,286,670
Bank of Nanjing Co. Ltd., Class A	996,280	1,237,298
Bank of Ningbo Co. Ltd., Class A	615,310	3,675,631
Bank of Shanghai Co. Ltd., Class A	1,406,469	1,768,553
China Construction Bank Corp., Class A	966,900	1,014,685
China Everbright Bank Co. Ltd., Class A	3,984,800	2,505,327
China Merchants Bank Co. Ltd., Class A	2,080,302	16,502,516
China Minsheng Banking Corp. Ltd., Class A	3,545,380	2,812,461
China Zheshang Bank Co. Ltd., Class A	1,133,200	693,116
Chongqing Rural Commercial Bank Co. Ltd., Class A	609,400	392,603

Security	Shares	Value

Banks (continued)
Huaxia Bank Co. Ltd., Class A	1,318,560	$1,248,627
Industrial & Commercial Bank of China Ltd., Class A	5,420,500	4,283,118
Industrial Bank Co. Ltd., Class A	2,080,347	7,460,203
Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	279,100	300,692
Ping An Bank Co. Ltd., Class A	1,963,156	7,036,904
Postal Savings Bank of China Co. Ltd., Class A	1,133,700	964,454
Qingdao Rural Commercial Bank Corp., Class A	556,700	391,492
Shanghai Pudong Development Bank Co. Ltd., Class A	2,930,020	4,530,361

		69,736,847

Beverages — 12.9%
Anhui Gujing Distillery Co. Ltd., Class A	40,799	1,545,405
Anhui Kouzi Distillery Co. Ltd., Class A	58,600	581,574
Beijing Shunxin Agriculture Co. Ltd., Class A	85,900	881,450
Beijing Yanjing Brewery Co. Ltd., Class A	293,000	298,383
Chongqing Brewery Co. Ltd., Class A	46,595	971,879
Jiangsu King’s Luck Brewery JSC Ltd., Class A	117,200	1,014,685
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	146,500	4,639,722
JiuGui Liquor Co. Ltd., Class A	29,300	805,907
Kweichow Moutai Co. Ltd., Class A	126,561	41,577,213
Luzhou Laojiao Co. Ltd., Class A	146,500	5,860,773
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	56,500	1,046,386
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	87,944	5,111,733
Sichuan Swellfun Co. Ltd., Class A	56,000	781,539
Tsingtao Brewery Co. Ltd., Class A	58,600	807,727
Wuliangye Yibin Co. Ltd., Class A	393,014	17,762,855

		83,687,231

Biotechnology — 1.7%
Beijing Tiantan Biological Products Corp. Ltd., Class A	127,318	760,945
BGI Genomics Co. Ltd., Class A	44,700	964,551
Chongqing Zhifei Biological Products Co. Ltd., Class A	157,300	3,857,747
Da An Gene Co. Ltd. of Sun Yat-Sen University, Class A	87,940	485,321
Hualan Biological Engineering Inc., Class A	187,448	1,338,280
Jinyu Bio-Technology Co. Ltd., Class A	104,800	370,448
Shanghai RAAS Blood Products Co. Ltd., Class A	615,300	690,602
Shenzhen Kangtai Biological Products Co. Ltd., Class A	60,998	1,400,511
Walvax Biotechnology Co. Ltd., Class A	162,798	1,000,800

		10,869,205

Building Products — 0.4%
Beijing New Building Materials PLC, Class A	175,800	1,395,942
Guangdong Kinlong Hardware Products Co. Ltd., Class A	29,300	784,075
Zhejiang Weixing New Building Materials Co. Ltd., Class A	162,796	536,786

		2,716,803

Capital Markets — 6.4%
Caitong Securities Co. Ltd., Class A	351,647	598,302
Changjiang Securities Co. Ltd., Class A	556,700	668,042
China Galaxy Securities Co. Ltd., Class A	439,500	732,085
China Great Wall Securities Co. Ltd., Class A	205,100	373,798
China Merchants Securities Co. Ltd., Class A	761,847	3,056,069
CITIC Securities Co. Ltd., Class A	1,084,100	4,771,174
CSC Financial Co. Ltd., Class A	289,039	1,797,506
Dongxing Securities Co. Ltd., Class A	279,139	484,468
East Money Information Co. Ltd., Class A	879,000	4,803,241
Everbright Securities Co. Ltd., Class A	380,900	972,702
First Capital Securities Co. Ltd., Class A	439,500	550,599
Founder Securities Co. Ltd., Class A(a)	849,700	1,280,819
GF Securities Co. Ltd., Class A	586,000	1,443,702

10	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI China A ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	205,100	$460,402
Guolian Securities Co. Ltd., Class A(a)	175,800	445,391
Guosen Securities Co. Ltd., Class A	439,500	870,587
Guotai Junan Securities Co. Ltd., Class A	761,845	1,937,240
Guoyuan Securities Co. Ltd., Class A	439,544	550,654
Haitong Securities Co. Ltd., Class A	966,900	1,840,242
Hithink RoyalFlush Information Network Co. Ltd., Class A	58,600	1,080,638
Huaan Securities Co. Ltd., Class A	366,400	382,801
Huatai Securities Co. Ltd., Class A	732,500	1,977,471
Huaxi Securities Co. Ltd., Class A	263,700	414,280
Industrial Securities Co. Ltd., Class A	703,260	900,685
Nanjing Securities Co. Ltd., Class A	380,962	626,889
Northeast Securities Co. Ltd., Class A	234,400	322,399
Orient Securities Co. Ltd., Class A	615,323	970,509
Pacific Securities Co. Ltd. (The), Class A(a)	686,597	348,540
SDIC Capital Co. Ltd., Class A	351,604	700,299
Sealand Securities Co. Ltd., Class A	586,000	470,317
Shanxi Securities Co. Ltd., Class A	380,957	461,289
Shenwan Hongyuan Group Co. Ltd., Class A	2,285,400	1,660,393
Sinolink Securities Co. Ltd., Class A	308,288	681,027
SooChow Securities Co. Ltd., Class A	380,960	517,476
Southwest Securities Co. Ltd., Class A	657,800	504,456
Tianfeng Securities Co. Ltd., Class A	673,900	554,465
Western Securities Co. Ltd., Class A	468,820	720,517
Zheshang Securities Co. Ltd., Class A	380,900	782,892

		41,714,366

Chemicals — 3.8%
Guangzhou Tinci Materials Technology Co. Ltd., Class A	56,500	836,495
Hengli Petrochemical Co. Ltd., Class A	586,015	3,511,550
Hengyi Petrochemical Co. Ltd., Class A	364,676	735,392
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	849,700	774,295
Jiangsu Yangnong Chemical Co. Ltd., Class A	29,300	653,623
Kingfa Sci & Tech Co. Ltd., Class A	263,700	1,148,275
Lomon Billions Group Co. Ltd., Class A	175,800	1,084,823
Rongsheng Petro Chemical Co. Ltd., Class A	584,801	3,104,825
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	162,700	985,548
Shandong Sinocera Functional Material Co. Ltd., Class A	104,500	778,682
Shanghai Putailai New Energy Technology Co. Ltd., Class A	39,600	610,446
Shenzhen Capchem Technology Co. Ltd., Class A	29,300	377,073
Sinoma Science & Technology Co. Ltd., Class A	175,800	689,374
Sinopec Shanghai Petrochemical Co. Ltd., Class A	618,831	329,510
Skshu Paint Co. Ltd., Class A	29,300	673,909
Tongkun Group Co. Ltd., Class A	175,897	633,504
Transfar Zhilian Co. Ltd., Class A	146,433	136,848
Wanhua Chemical Group Co. Ltd., Class A	322,300	5,593,775
Weihai Guangwei Composites Co. Ltd., Class A	58,695	808,399
Zhejiang Juhua Co. Ltd., Class A	293,000	401,180
Zhejiang Longsheng Group Co. Ltd., Class A	322,300	685,463

		24,552,989

Commercial Services & Supplies — 0.3%
Beijing Originwater Technology Co. Ltd., Class A	322,300	361,744
Shanghai M&G Stationery Inc., Class A	87,900	1,283,912

		1,645,656

Communications Equipment — 1.1%
Addsino Co. Ltd., Class A	175,800	677,912
Beijing BDStar Navigation Co. Ltd., Class A(a)	55,400	389,421

Security	Shares	Value

Communications Equipment (continued)
Fiberhome Telecommunication Technologies Co. Ltd., Class A	117,299	$365,282
Guangzhou Haige Communications Group Inc. Co., Class A	234,400	338,046
Hengtong Optic-Electric Co. Ltd., Class A	234,400	447,939
Shenzhen Sunway Communication Co. Ltd., Class A	87,900	438,296
Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	87,900	565,200
Yealink Network Technology Corp. Ltd., Class A	84,655	1,054,499
Zhongji Innolight Co. Ltd., Class A	81,788	657,691
ZTE Corp., Class A	380,900	1,903,421

		6,837,707

Construction & Engineering — 1.2%
China Gezhouba Group Co. Ltd., Class A	468,813	472,332
China National Chemical Engineering Co. Ltd., Class A	498,110	427,615
China Railway Group Ltd., Class A	2,021,700	1,660,257
China State Construction Engineering Corp. Ltd., Class A	4,160,600	3,106,733
Metallurgical Corp. of China Ltd., Class A	1,845,900	808,091
Power Construction Corp. of China Ltd., Class A	1,523,600	894,058
Shanghai Construction Group Co. Ltd., Class A	908,300	408,912
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	263,700	325,856

		8,103,854

Construction Materials — 1.1%
Anhui Conch Cement Co. Ltd., Class A	410,200	3,211,986
BBMG Corp., Class A	861,100	363,601
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	234,487	1,765,482
China Jushi Co. Ltd., Class A	351,600	1,229,739
Huaxin Cement Co. Ltd., Class A	143,319	436,299
Tangshan Jidong Cement Co. Ltd., Class A	133,697	281,647

		7,288,754

Containers & Packaging — 0.3%
Yunnan Energy New Material Co. Ltd., Class A	87,915	1,801,113

Distributors — 0.1%
Liaoning Cheng Da Co. Ltd., Class A	146,500	511,027
Wuchan Zhongda Group Co. Ltd., Class A	527,499	349,665

		860,692

Diversified Consumer Services — 0.2%
Offcn Education Technology Co. Ltd., Class A	175,800	1,082,094

Diversified Financial Services — 0.1%
Avic Capital Co. Ltd., Class A	900,501	574,551
Oceanwide Holdings Co. Ltd., Class A	439,590	199,949

		774,500

Electrical Equipment — 4.3%
Contemporary Amperex Technology Co. Ltd., Class A	234,400	12,885,423
Dongfang Electric Corp. Ltd., Class A	263,790	511,065
East Group Co. Ltd., Class A	231,100	240,010
Eve Energy Co. Ltd., Class A	175,876	2,907,763
Fangda Carbon New Material Co. Ltd., Class A(a)	468,828	550,950
Gotion High-tech Co. Ltd., Class A(a)	134,100	761,718
Hongfa Technology Co. Ltd., Class A	75,400	648,227
Jiangsu Zhongtian Technology Co. Ltd., Class A	308,200	502,371
NARI Technology Co. Ltd., Class A	468,810	2,141,127
Shanghai Electric Group Co. Ltd., Class A(a)	849,750	708,383
Sungrow Power Supply Co. Ltd., Class A	143,800	2,339,500
Sunwoda Electronic Co. Ltd., Class A	162,799	684,390

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI China A ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment (continued)
TBEA Co. Ltd., Class A	380,900	$753,918
Topsec Technologies Group Inc., Class A(a)	117,200	377,891
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	351,651	791,012
Zhejiang Chint Electrics Co. Ltd., Class A	234,400	1,345,999

		28,149,747

Electronic Equipment, Instruments & Components — 5.0%
Accelink Technologies Co. Ltd., Class A	70,800	284,446
AVIC Jonhon Optronic Technology Co. Ltd., Class A	116,700	1,259,095
BOE Technology Group Co. Ltd., Class A	3,457,403	3,316,969
Chaozhou Three-Circle Group Co. Ltd., Class A	175,800	1,066,265
Foxconn Industrial Internet Co. Ltd., Class A	615,300	1,364,967
GoerTek Inc., Class A	322,304	1,661,142
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	58,667	1,242,256
Huagong Tech Co. Ltd., Class A	117,200	414,643
Lens Technology Co. Ltd., Class A	515,500	2,672,871
Leyard Optoelectronic Co. Ltd., Class A	263,700	258,311
Lingyi iTech Guangdong Co., Class A	586,000	937,906
Luxshare Precision Industry Co. Ltd., Class A	703,268	5,797,200
Maxscend Microelectronics Co. Ltd., Class A	14,900	1,461,861
OFILM Group Co. Ltd., Class A	263,700	420,829
Shengyi Technology Co. Ltd., Class A	234,482	928,587
Shennan Circuits Co. Ltd., Class A	43,467	724,309
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	162,700	551,119
Tianma Microelectronics Co. Ltd., Class A	261,700	651,645
Unisplendour Corp. Ltd., Class A	285,795	913,067
Universal Scientific Industrial Shanghai Co. Ltd., Class A	146,500	377,073
Visionox Technology Inc., Class A(a)	146,598	216,427
Wingtech Technology Co. Ltd., Class A	117,200	1,917,294
Wuhan Guide Infrared Co. Ltd., Class A	174,953	1,157,816
Wuhu Token Science Co. Ltd., Class A	263,700	308,663
WUS Printed Circuit Kunshan Co. Ltd., Class A	175,800	468,316
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	87,900	1,221,279
Zhejiang Dahua Technology Co. Ltd., Class A	308,200	1,166,458

		32,760,814

Energy Equipment & Services — 0.1%
Offshore Oil Engineering Co. Ltd., Class A	439,568	288,649
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	99,885	666,608

		955,257

Entertainment — 1.1%
Beijing Enlight Media Co. Ltd., Class A	278,900	567,182
Beijing Kunlun Tech Co. Ltd., Class A	117,200	436,295
China Film Co. Ltd., Class A	162,700	312,941
G-Bits Network Technology Xiamen Co. Ltd., Class A	5,500	292,868
Giant Network Group Co. Ltd., Class A	175,812	471,623
Mango Excellent Media Co. Ltd., Class A	175,880	2,211,589
Perfect World Co. Ltd., Class A	205,152	868,806
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	205,193	1,029,525
Zhejiang Century Huatong Group Co. Ltd., Class A(a)	789,982	761,573

		6,952,402

Food & Staples Retailing — 0.5%
DaShenLin Pharmaceutical Group Co. Ltd., Class A	56,500	869,210
Laobaixing Pharmacy Chain JSC, Class A	40,300	451,695
Yifeng Pharmacy Chain Co. Ltd., Class A	58,698	924,895
Yonghui Superstores Co. Ltd., Class A	966,975	1,023,770

		3,269,570

Security	Shares	Value

Food Products — 5.6%
Angel Yeast Co. Ltd., Class A	87,996	$718,951
Beijing Dabeinong Technology Group Co. Ltd., Class A	439,500	632,472
Chacha Food Co. Ltd., Class A	58,600	566,837
Chongqing Fuling Zhacai Group Co. Ltd., Class A	87,900	612,277
Foshan Haitian Flavouring & Food Co. Ltd., Class A	273,104	8,358,488
Fu Jian Anjoy Foods Co. Ltd., Class A	26,200	1,003,805
Fujian Sunner Development Co. Ltd., Class A	117,200	521,261
Guangdong Haid Group Co. Ltd., Class A	175,399	1,791,933
Heilongjiang Agriculture Co. Ltd., Class A	175,800	446,756
Henan Shuanghui Investment & Development Co. Ltd., Class A	293,000	2,137,351
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	615,300	4,221,940
Jiangxi Zhengbang Technology Co. Ltd., Class A	263,700	709,843
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	87,900	917,119
Juewei Food Co. Ltd., Class A	58,600	820,190
Muyuan Foods Co. Ltd., Class A	368,428	5,084,606
New Hope Liuhe Co. Ltd., Class A	439,500	1,443,019
Qianhe Condiment and Food Co. Ltd., Class A	79,700	569,635
Sanquan Food Co. Ltd., Class A	87,900	392,992
Toly Bread Co. Ltd., Class A	58,699	508,382
Tongwei Co. Ltd., Class A	434,093	3,099,870
Wens Foodstuffs Group Co. Ltd., Class A	615,386	1,620,229
Yuan Longping High-Tech Agriculture Co. Ltd., Class A(a)	146,500	408,912

		36,586,868

Health Care Equipment & Supplies — 2.0%
Autobio Diagnostics Co. Ltd., Class A	29,300	601,770
Guangzhou Wondfo Biotech Co. Ltd., Class A	29,300	395,721
Intco Medical Technology Co. Ltd., Class A	35,400	1,286,933
Jafron Biomedical Co. Ltd., Class A	87,950	1,075,200
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	117,200	505,432
Lepu Medical Technology Beijing Co. Ltd., Class A	175,800	734,132
Ovctek China Inc., Class A	58,600	1,001,949
Shandong Pharmaceutical Glass Co. Ltd., Class A	56,500	330,844
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	99,534	6,928,357

		12,860,338

Health Care Providers & Services — 1.7%
Aier Eye Hospital Group Co. Ltd., Class A	417,148	5,098,393
China National Accord Medicines Corp. Ltd., Class A	29,398	175,247
China National Medicines Corp. Ltd., Class A	86,200	530,048
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	44,297	1,075,990
Huadong Medicine Co. Ltd., Class A	175,825	719,770
Jointown Pharmaceutical Group Co. Ltd., Class A(a)	191,800	563,045
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A(a)	410,240	903,698
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	191,809	537,761
Topchoice Medical Corp., Class A(a)	29,300	1,382,524

		10,986,476

Health Care Technology — 0.1%
Winning Health Technology Group Co. Ltd., Class A	234,488	554,400

Hotels, Restaurants & Leisure — 0.3%
Shanghai Jinjiang International Hotels Co. Ltd., Class A	87,900	708,342
Shenzhen Overseas Chinese Town Co. Ltd., Class A	820,456	838,077
Songcheng Performance Development Co. Ltd., Class A	263,772	672,774

		2,219,193

12	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI China A ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Durables — 1.6%
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	56,500	$433,290
Haier Smart Home Co. Ltd., Class A	644,600	3,187,151
Hangzhou Robam Appliances Co. Ltd., Class A	87,900	525,491
Jason Furniture Hangzhou Co. Ltd., Class A	56,500	645,461
Joyoung Co. Ltd., Class A	87,900	384,669
NavInfo Co. Ltd., Class A	205,100	477,595
Oppein Home Group Inc., Class A	41,383	961,073
Shenzhen MTC Co. Ltd., Class A(a)	468,800	485,418
Suofeiya Home Collection Co. Ltd., Class A	58,600	288,467
TCL Technology Group Corp., Class A	1,347,800	1,797,304
Xiamen Intretech Inc., Class A	52,186	559,641
Zhejiang Supor Co. Ltd., Class A	58,698	725,336

		10,470,896

Household Products — 0.1%
C&S Paper Co. Ltd., Class A	146,500	533,542

Independent Power and Renewable Electricity Producers — 1.8%
China National Nuclear Power Co. Ltd., Class A	1,377,108	1,100,977
China Yangtze Power Co. Ltd., Class A	2,225,188	6,798,212
Huadian Power International Corp. Ltd., Class A	686,300	343,062
Huaneng Power International Inc., Class A	732,500	474,184
SDIC Power Holdings Co. Ltd., Class A	673,900	909,113
Shanghai Electric Power Co. Ltd., Class A	249,905	263,419
Shenergy Co. Ltd., Class A	468,831	371,912
Shenzhen Energy Group Co. Ltd., Class A	410,218	398,013
Sichuan Chuantou Energy Co. Ltd., Class A	439,500	747,095

		11,405,987

Insurance — 3.2%
China Life Insurance Co. Ltd., Class A	293,000	1,644,291
China Pacific Insurance Group Co. Ltd., Class A	644,600	3,471,343
Hubei Biocause Pharmaceutical Co. Ltd., Class A	498,100	306,980
New China Life Insurance Co. Ltd., Class A	205,100	1,538,811
People’s Insurance Co. Group of China Ltd. (The), Class A	586,000	548,552
Ping An Insurance Group Co. of China Ltd., Class A	1,084,123	13,309,082

		20,819,059

IT Services — 0.3%
Beijing Sinnet Technology Co. Ltd., Class A	175,899	447,827
China TransInfo Technology Co. Ltd., Class A	175,800	485,782
DHC Software Co. Ltd., Class A	322,300	371,751
Lakala Payment Co. Ltd., Class A	85,600	381,381
Wangsu Science & Technology Co. Ltd., Class A	58,523	54,601

		1,741,342

Life Sciences Tools & Services — 1.0%
Hangzhou Tigermed Consulting Co. Ltd., Class A	29,304	761,481
Maccura Biotechnology Co. Ltd., Class A	56,500	397,767
WuXi AppTec Co. Ltd., Class A	215,040	5,552,887

		6,712,135

Machinery — 3.2%
China Shipbuilding Industry Co. Ltd., Class A(a)	2,285,400	1,447,522
Hefei Meiya Optoelectronic Technology Inc., Class A	75,287	524,770
Inner Mongolia First Machinery Group Co. Ltd., Class A	172,800	286,227
Jiangsu Hengli Hydraulic Co. Ltd., Class A	133,724	2,432,365
Sany Heavy Industry Co. Ltd., Class A	849,700	5,336,965
Shenzhen Inovance Technology Co. Ltd., Class A	175,841	2,597,358
Siasun Robot & Automation Co. Ltd., Class A(a)	162,700	300,312
Weichai Power Co. Ltd., Class A	615,300	2,019,272
XCMG Construction Machinery Co. Ltd., Class A	791,100	658,263
Yantai Eddie Precision Machinery Co. Ltd., Class A	56,500	666,950

Security	Shares	Value

Machinery (continued)
Zhejiang Dingli Machinery Co. Ltd., Class A	56,398	$1,017,356
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	380,931	1,358,345
Zhengzhou Yutong Bus Co. Ltd., Class A	234,400	507,251
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	673,900	1,301,424

		20,454,380

Marine — 0.3%
COSCO SHIPPING Holdings Co. Ltd., Class A(a)	996,200	1,919,204

Media — 0.6%
China South Publishing & Media Group Co. Ltd., Class A	175,882	256,656
Focus Media Information Technology Co. Ltd., Class A	1,494,360	2,519,347
Leo Group Co. Ltd., Class A	673,900	329,541
NanJi E-Commerce Co. Ltd., Class A	263,700	399,952
Oriental Pearl Group Co. Ltd., Class A	351,699	476,091

		3,981,587

Metals & Mining — 3.2%
Aluminum Corp. of China Ltd., Class A(a)	1,318,500	654,987
Baoshan Iron & Steel Co. Ltd., Class A	1,875,270	1,909,724
Chifeng Jilong Gold Mining Co. Ltd., Class A(a)	173,100	440,163
China Molybdenum Co. Ltd., Class A	1,816,600	1,708,972
China Northern Rare Earth Group High-Tech Co. Ltd., Class A(a)	366,400	1,012,461
Ganfeng Lithium Co. Ltd., Class A	112,750	2,096,893
GEM Co. Ltd., Class A	498,196	617,945
Guangdong HEC Technology Holding Co. Ltd., Class A(a)	58,600	42,301
Guangdong Hongda Blasting Co. Ltd., Class A	86,800	415,967
Hesteel Co. Ltd., Class A(a)	1,084,100	346,689
Hunan Valin Steel Co. Ltd., Class A	615,340	481,447
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	4,600,100	821,236
Jiangsu Shagang Co. Ltd., Class A	234,400	354,421
Jiangxi Copper Co. Ltd., Class A	205,100	599,859
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(a)	879,000	266,089
Shandong Gold Mining Co. Ltd., Class A	380,928	1,313,392
Shandong Nanshan Aluminum Co. Ltd., Class A	1,259,900	651,303
Shanxi Taigang Stainless Steel Co. Ltd., Class A	556,700	307,662
Tongling Nonferrous Metals Group Co. Ltd., Class A	1,093,500	388,738
Xiamen Tungsten Co. Ltd., Class A	175,898	483,323
Yintai Gold Co. Ltd., Class A	293,020	363,452
Zhejiang Huayou Cobalt Co. Ltd., Class A(a)	117,200	1,801,579
Zhongjin Gold Corp. Ltd., Class A	468,800	613,505
Zijin Mining Group Co. Ltd., Class A	1,992,400	2,969,277

		20,661,385

Multiline Retail — 0.1%
Wangfujing Group Co. Ltd., Class A	85,600	424,568

Oil, Gas & Consumable Fuels — 1.3%
China Merchants Energy Shipping Co. Ltd., Class A	673,999	507,462
China Petroleum & Chemical Corp., Class A	2,834,043	1,737,826
China Shenhua Energy Co. Ltd., Class A	586,099	1,583,154
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	351,649	347,192
Guanghui Energy Co. Ltd., Class A(a)	849,700	321,854
PetroChina Co. Ltd., Class A	2,109,600	1,339,449
Shaanxi Coal Industry Co. Ltd., Class A	861,100	1,356,821
Shanxi Coking Coal Energy Group Co. Ltd., Class A	468,860	350,827
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	380,900	322,854
Shanxi Meijin Energy Co. Ltd., Class A(a)	424,600	467,995

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI China A ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Yanzhou Coal Mining Co. Ltd., Class A	293,000	$395,267

		8,730,701

Paper & Forest Products — 0.1%
Shandong Sun Paper Industry JSC Ltd., Class A	263,700	647,619

Personal Products — 0.2%
By-Health Co. Ltd., Class A	162,700	561,222
Proya Cosmetics Co. Ltd., Class A	17,900	516,855
Shanghai Jahwa United Co. Ltd., Class A	75,400	463,755

		1,541,832

Pharmaceuticals — 4.7%
Apeloa Pharmaceutical Co. Ltd., Class A	117,200	409,549
Asymchem Laboratories Tianjin Co. Ltd., Class A	28,500	1,298,453
Betta Pharmaceuticals Co. Ltd., Class A	44,612	893,466
Changchun High & New Technology Industry Group Inc., Class A	38,140	2,691,734
Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	75,400	475,928
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	104,500	402,482
Dong-E-E-Jiao Co. Ltd., Class A	58,600	297,928
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	146,500	631,335
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	87,900	253,125
Humanwell Healthcare Group Co. Ltd., Class A	114,700	485,391
Jiangsu Hengrui Medicine Co. Ltd., Class A	532,052	8,570,120
Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	117,260	280,515
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	205,100	390,673
Livzon Pharmaceutical Group Inc., Class A	58,600	323,218
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	87,920	436,758
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	117,223	403,988
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	205,163	1,448,194
Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	104,500	301,577
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	117,200	636,066
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	117,200	445,028
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	146,500	433,247
Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	322,384	203,691
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	205,100	355,967
Yifan Pharmaceutical Co. Ltd., Class A	146,596	415,097
Yunnan Baiyao Group Co. Ltd., Class A	123,200	2,543,122
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	58,699	2,720,512
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	150,904	574,179
Zhejiang NHU Co. Ltd., Class A	234,498	1,352,387
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	58,600	846,025

		30,519,755

Real Estate Management & Development — 2.5%
China Fortune Land Development Co. Ltd., Class A	380,900	558,786
China Merchants Property Operation & Service Co. Ltd., Class A	58,600	176,210
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	673,952	1,236,657
China Vanke Co. Ltd., Class A	996,200	4,297,718
Financial Street Holdings Co. Ltd., Class A	308,266	289,045
Gemdale Corp., Class A	468,818	788,199
Greenland Holdings Corp. Ltd., Class A	806,900	675,167
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	380,900	457,672
Jinke Properties Group Co. Ltd., Class A	556,700	600,633

Security	Shares	Value

Real Estate Management & Development (continued)
Poly Developments and Holdings Group Co. Ltd., Class A	1,201,300	$2,575,420
RiseSun Real Estate Development Co. Ltd., Class A	453,737	442,351
Seazen Holdings Co. Ltd., Class A	228,772	1,500,488
Shanghai Lingang Holdings Corp. Ltd., Class A	146,500	431,882
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	146,500	392,538
Xinhu Zhongbao Co. Ltd., Class A	879,000	412,096
Yango Group Co. Ltd., Class A	439,500	413,461
Youngor Group Co. Ltd., Class A	439,594	484,521
Zhongtian Financial Group Co. Ltd., Class A(a)	732,592	307,064

		16,039,908

Road & Rail — 0.4%
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	1,142,700	956,145
Daqin Railway Co. Ltd., Class A	1,465,046	1,448,751

		2,404,896

Semiconductors & Semiconductor Equipment — 3.8%
GCL System Integration Technology Co. Ltd., Class A(a)	527,400	330,769
Gigadevice Semiconductor Beijing Inc., Class A	41,398	1,169,644
Hangzhou First Applied Material Co. Ltd., Class A	56,500	873,684
Hangzhou Silan Microelectronics Co. Ltd., Class A	146,500	510,344
Ingenic Semiconductor Co. Ltd., Class A(a)	29,300	309,755
JA Solar Technology Co. Ltd., Class A(a)	114,700	635,852
LONGi Green Energy Technology Co. Ltd., Class A	380,924	6,359,920
NAURA Technology Group Co. Ltd., Class A	45,300	1,409,285
Sanan Optoelectronics Co. Ltd., Class A	468,896	2,152,438
SG Micro Corp., Class A	12,900	607,787
Shenzhen Goodix Technology Co. Ltd., Class A	43,300	937,635
Shenzhen SC New Energy Technology Corp., Class A	29,300	606,500
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	322,399	1,364,339
Tianshui Huatian Technology Co. Ltd., Class A	293,000	645,436
TongFu Microelectronics Co. Ltd., Class A(a)	146,500	624,285
Unigroup Guoxin Microelectronics Co. Ltd., Class A	58,600	1,099,469
Will Semiconductor Co. Ltd. Shanghai, Class A	87,900	3,951,348
Wuxi Taiji Industry Co. Ltd., Class A	234,400	296,200
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	142,201	886,100

		24,770,790

Software — 1.9%
360 Security Technology Inc., Class A	498,100	1,258,076
Beijing E-Hualu Information Technology Co. Ltd., Class A	29,300	124,812
Beijing Shiji Information Technology Co. Ltd., Class A	87,972	456,818
Beijing Thunisoft Corp. Ltd., Class A	87,900	267,453
China National Software & Service Co. Ltd., Class A	56,400	547,658
Hundsun Technologies Inc., Class A	108,459	1,635,392
Iflytek Co. Ltd., Class A	234,450	1,701,511
Sangfor Technologies Inc., Class A	39,600	1,827,650
Shanghai Baosight Software Co. Ltd., Class A	87,900	908,522
Thunder Software Technology Co. Ltd., Class A	45,400	1,037,519
Venustech Group Inc., Class A	58,699	301,712
Yonyou Network Technology Co. Ltd., Class A	322,349	2,156,283

		12,223,406

Specialty Retail — 1.6%
China Tourism Group Duty Free Corp. Ltd., Class A	197,141	8,997,610
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	322,300	523,353
Suning.com Co. Ltd., Class A	937,600	962,104

		10,483,067

Technology Hardware, Storage & Peripherals — 0.4%
China Greatwall Technology Group Co. Ltd., Class A	293,000	787,804
GRG Banking Equipment Co. Ltd., Class A	263,700	369,249

14	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI China A ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Inspur Electronic Information Industry Co. Ltd., Class A	148,260	$597,261
Ninestar Corp., Class A	112,910	471,682
Shenzhen Kaifa Technology Co. Ltd., Class A	146,500	470,318

		2,696,314

Textiles, Apparel & Luxury Goods — 0.0%
Zhejiang Semir Garment Co. Ltd., Class A	234,400	313,302

Trading Companies & Distributors — 0.1%
Xiamen C & D Inc., Class A	279,100	334,921

Transportation Infrastructure — 0.4%
Guangzhou Baiyun International Airport Co. Ltd., Class A	234,498	502,003
Shanghai International Airport Co. Ltd., Class A	104,522	1,281,851
Shanghai International Port Group Co. Ltd., Class A	908,300	621,829
Shenzhen Airport Co. Ltd., Class A	191,800	233,138

		2,638,821

Security	Shares	Value

Water Utilities — 0.0%
Luenmei Quantum Co. Ltd., Class A	175,835	$264,777

Total Common Stocks — 99.9% (Cost: $424,382,162)		648,010,647

Total Investments in Securities — 99.9% (Cost: $424,382,162)		648,010,647

Other Assets, Less Liabilities — 0.1%		541,703

Net Assets — 100.0%		$648,552,350

(a)	Non-income producing security.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
FTSE China 50 E-mini Index	1	02/25/21	$18	$(846)

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$846

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended January 31, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$2,211

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(846)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$6,041

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI China A ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$648,010,647	$—	$—	$648,010,647

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(846)	$—	$—	$(846)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

16	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

January 31, 2021

	iShares China Large-Cap ETF	iShares MSCI China A ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$4,081,572,154	$648,010,647
Affiliated(c)	60,168,452	—
Cash	3,137	312,633
Foreign currency, at value(d)	3,931,907	694,162
Cash pledged:
Futures contracts	251,984	2,000
Receivables:
Investments sold	—	32,539
Securities lending income — Affiliated	74,472	—
Dividends	201	450

Total assets	4,146,002,307	649,052,431

LIABILITIES
Collateral on securities loaned, at value	57,957,353	—
Payables:
Investments purchased	—	369,512
Variation margin on futures contracts	90,715	—
Investment advisory fees	2,655,993	130,569

Total liabilities	60,704,061	500,081

NET ASSETS	$4,085,298,246	$648,552,350

NET ASSETS CONSIST OF:
Paid-in capital	$5,752,016,590	$439,286,929
Accumulated earnings (loss)	(1,666,718,344)	209,265,421

NET ASSETS	$4,085,298,246	$648,552,350

Shares outstanding	82,950,000	14,650,000

Net asset value	$49.25	$44.27

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$39,636,162	$—

(b) Investments, at cost — Unaffiliated	$3,417,051,889	$424,382,162

(c) Investments, at cost — Affiliated	$60,150,181	$—

(d) Foreign currency, at cost	$3,932,265	$694,091

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	17

Statements of Operations (unaudited)

Six Months Ended January 31, 2021

	iShares China Large-Cap ETF	iShares MSCI China A ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$16,047,075	$1,113,507
Dividends — Affiliated	2,021	—
Interest — Unaffiliated	—	495
Securities lending income — Affiliated — net	299,273	—
Foreign taxes withheld	(1,130,223)	(112,703)

Total investment income	15,218,146	1,001,299

EXPENSES
Investment advisory fees	13,775,495	1,660,417
Commitment fees	—	1,738

Total expenses	13,775,495	1,662,155

Less:
Investment advisory fees waived	—	(997,988)

Total expenses after fees waived	13,775,495	664,167

Net investment income	1,442,651	337,132

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(396,667,273)	228,367
Investments — Affiliated	9,847	—
In-kind redemptions — Unaffiliated	145,834,203	—
Futures contracts	569,893	2,211
Foreign currency transactions	(1,734)	42,467

Net realized gain (loss)	(250,255,064)	273,045

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	940,790,377	112,379,829
Investments — Affiliated	(49,582)	—
Futures contracts	425,004	(846)
Foreign currency translations	(956)	(104)

Net change in unrealized appreciation (depreciation)	941,164,843	112,378,879

Net realized and unrealized gain	690,909,779	112,651,924

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$692,352,430	$112,989,056

See notes to financial statements.

18	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares China Large-Cap ETF		iShares MSCI China A ETF
	Six Months Ended 01/31/21 (unaudited)	Year Ended 07/31/20	Six Months Ended 01/31/21 (unaudited)	Year Ended 07/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,442,651	$90,387,550	$337,132	$5,417,031
Net realized gain (loss)	(250,255,064)	136,500,623	273,045	(8,566,578)
Net change in unrealized appreciation (depreciation)	941,164,843	(248,556,366)	112,378,879	95,860,338

Net increase (decrease) in net assets resulting from operations	692,352,430	(21,668,193)	112,989,056	92,710,791

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(59,162,637)	(109,484,134)	(4,886,608)	(3,307,597)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	22,398,391	(1,478,548,428)	56,444,841	252,612,876

NET ASSETS
Total increase (decrease) in net assets	655,588,184	(1,609,700,755)	164,547,289	342,016,070
Beginning of period	3,429,710,062	5,039,410,817	484,005,061	141,988,991

End of period	$4,085,298,246	$3,429,710,062	$648,552,350	$484,005,061

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	19

Financial Highlights

(For a share outstanding throughout each period)

	iShares China Large-Cap ETF
	Six Months Ended 01/31/21 (unaudited)		Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16

Net asset value, beginning of period	$41.57		$41.63	$43.14	$42.57	$35.11	$40.66

Net investment income(a)	0.02		0.89	1.07	1.27	0.86	0.65
Net realized and unrealized gain (loss)(b)	8.34		0.17	(1.73)	0.80	7.47	(5.18)

Net increase (decrease) from investment operations	8.36		1.06	(0.66)	2.07	8.33	(4.53)

Distributions(c)
From net investment income		(0.68)	(1.12)	(0.85)	(1.50)	(0.87)	(1.02)

Total distributions		(0.68)	(1.12)	(0.85)	(1.50)	(0.87)	(1.02)

Net asset value, end of period	$49.25		$41.57	$41.63	$43.14	$42.57	$35.11

Total Return
Based on net asset value	20.25	%(d)	2.59%	(1.44)%	4.73%	24.23%	(11.13)%

Ratios to Average Net Assets
Total expenses	0.74	%(e)	0.74%	0.74%	0.74%	0.74%	0.74%

Net investment income	0.08	%(e)	2.18%	2.55%	2.75%	2.26%	1.87%

Supplemental Data
Net assets, end of period (000)	$4,085,298		$3,429,710	$5,039,411	$4,096,070	$3,346,303	$3,586,773

Portfolio turnover rate(f)	38	%(d)	18%	14%	18%	15%	15%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

20	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI China A ETF
	Six Months Ended 01/31/21 (unaudited)		Year Ended 07/31/20		Year Ended 07/31/19		Year Ended 07/31/18		Year Ended 07/31/17	Period From 06/13/16 to 07/31/16	(a)

Net asset value, beginning of period	$36.39		$28.68		$27.06		$29.19		$25.68	$24.13

Net investment income(b)	0.02		0.59		0.84		0.56		0.30	0.28
Net realized and unrealized gain (loss)(c)	8.21		7.47		1.67		(2.38)		3.66	1.27

Net increase (decrease) from investment operations	8.23		8.06		2.51		(1.82)		3.96	1.55

Distributions(d)
From net investment income		(0.35)	(0.35)		(0.19)		(0.31)		(0.45)	—
From net realized gain	—		—		(0.70)		—		—	—

Total distributions		(0.35)	(0.35)		(0.89)		(0.31)		(0.45)	—

Net asset value, end of period	$44.27		$36.39		$28.68		$27.06		$29.19	$25.68

Total Return
Based on net asset value	22.73	%(e)	28.40%		9.97%		(6.33	)%(f)	15.65%	6.47	%(e)(g)

Ratios to Average Net Assets
Total expenses	0.60	%(h)	0.63%		0.65%		0.65%		0.65%	0.65	%(h)

Total expenses after fees waived	0.24	%(h)	0.24%		0.24%		0.55%		0.65%	0.65	%(h)

Net investment income	0.12	%(h)	1.98%		3.10%		1.81%		1.13%	8.42	%(h)

Supplemental Data
Net assets, end of period (000)	$648,552		$484,005		$141,989		$13,529		$10,217	$8,989

Portfolio turnover rate(i)	18	%(e)(j)	31	%(j)	44	%(j)	154%		13%	1	%(e)

(a) Commencement of operations.

(b) Based on average shares outstanding.

(c)  The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(e) Not annualized.

(f)  Includes payment received from an affiliate, which impacted the Fund’s total return. Excluding the payment from an affiliate, the Fund’s total return would have been -6.54%.

(g) The total return disclosed is based on the net asset value (“NAV”) calculated daily for the creation and redemption of shares in the Fund, which may differ from the NAV calculated for financial reporting purposes. Based on the NAV calculated for financial reporting purposes, the total return for the Fund was 6.42%.

(h) Annualized.

(i)  Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash in U.S. dollars (“cash creations”).

(j) Portfolio turnover rate excluding cash creations was as follows:		12%	28%		22%		—		—	—

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	21

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
China Large-Cap	Non-diversified
MSCI China A	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the statement of operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2021, if any, are disclosed in the statement of assets and liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The statement of operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

22	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned

N O T E S T O F I N A N C I A L S T A T E M E N T S	23

Notes to Financial Statements (unaudited) (continued)

securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s schedule of investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA as of January 31, 2021:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
China Large-Cap
HSBC Bank PLC	$17,823	$17,823		$—	$—
JPMorgan Securities LLC	18,370,229	18,370,229		—	—
Macquarie Bank Limited	17,337,982	17,337,982		—	—
Morgan Stanley & Co. LLC	3,910,128	3,910,128		—	—

	$39,636,162	$39,636,162		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the statement of assets and liabilities.

Securities deposited as initial margin are designated in the schedule of investments and cash deposited, if any, are shown as cash pledged for futures contracts in the statement of assets and liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

24	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

For its investment advisory services to the iShares China Large-Cap ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:

Average Daily Net Assets	Investment Advisory Fee
First $6 billion	0.74%
Over $6 billion, up to and including $9 billion	0.67
Over $9 billion, up to and including $12 billion	0.60
Over $12 billion	0.54

For its investment advisory services to the iShares MSCI China A ETF, BFA is entitled to an annual investment advisory fee of 0.60%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

Expense Waivers: BFA may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses (excluding acquired fund fees and expenses, if any). BFA has elected to implement a voluntary fee waiver in order to limit the Fund’s total annual operating expenses after fee waiver to 0.24%, and currently intends to keep such voluntary fee waiver for the Fund in place through December 31, 2021. Any such voluntary waiver or reimbursement may be eliminated by BFA at any time.

This amount is included in investment advisory fees waived in the Statements of Operations. For the six months ended January 31, 2021, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts waived
MSCI China A	$997,988

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended January 31, 2021, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
China Large-Cap	$81,581

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended January 31, 2021, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

N O T E S T O F I N A N C I A L S T A T E M E N T S	25

Notes to Financial Statements (unaudited) (continued)

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
China Large-Cap	$8,019,551	$17,208,815	$11,467,666

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended January 31, 2021, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
China Large-Cap	$1,926,104,094	$1,393,952,182
MSCI China A	147,692,341	95,793,326

For the six months ended January 31, 2021, purchases and sales related to in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
China Large-Cap	$—	$510,735,612

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of July 31, 2020, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
China Large-Cap	$2,003,214,295
MSCI China A	5,057,935

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of January 31, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
China Large-Cap	$3,551,108,420	$1,029,841,481	$(439,318,153)	$590,523,328
MSCI China A	433,858,020	231,784,502	(17,632,721)	214,151,781

9.	LINE OF CREDIT

The iShares MSCI China A ETF, along with certain other iShares funds (“Participating Funds”), is a party to a $300 million credit agreement (“Credit Agreement”) with State Street Bank and Trust Company, which expires on July 15, 2021. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Credit Agreement sets specific sub limits on aggregate borrowings based on two tiers of Participating Funds: $300 million with respect to the funds within Tier 1 and $200 million with respect to Tier 2, including the Fund. The Fund may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Credit Agreement. The Credit Agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR rate (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each

26	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Credit Agreement.

During the six months ended January 31, 2021, the Fund did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: The iShares MSCI China A ETF invests in A-shares (i.e., equity securities of companies based in the People’s Republic of China (“China” or “PRC”) that trade on the Shanghai Stock Exchange and Shenzhen Stock Exchange) primarily through the Shanghai-Hong Kong Stock Connect program or the Shenzhen-Hong Kong Stock Connect program (together, “Stock Connect”). Investing in A-shares through Stock Connect is subject to trading, clearance and settlement procedures, which could pose risks to the Fund. Trading through Stock Connect is subject to a daily quota, which limits the maximum net purchases under Stock Connect each day. The daily quota may restrict the Fund’s ability to invest in A-shares on a timely basis and could affect the Fund’s ability to effectively pursue its investment strategy. Additionally, the Fund may be subject to the risk of price fluctuations on days when the Chinese markets are open, but Stock Connect is not trading. The A-shares market has a higher propensity for trading suspensions than many other global equity markets.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

N O T E S T O F I N A N C I A L S T A T E M E N T S	27

Notes to Financial Statements (unaudited) (continued)

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities.

Certain Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers or countries. Investments in Chinese securities, including certain Hong Kong-listed securities, involves risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the schedule of investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 01/31/21		Year Ended 07/31/20
iShares ETF	Shares	Amount	Shares	Amount
China Large-Cap
Shares sold	11,550,000	$544,063,074	14,400,000	$587,905,012
Shares redeemed	(11,100,000)	(521,664,683)	(52,950,000)	(2,066,453,440)

Net increase (decrease)	450,000	$22,398,391	(38,550,000)	$(1,478,548,428)

MSCI China A
Shares sold	2,150,000	$86,390,589	8,700,000	$262,711,214
Shares redeemed	(800,000)	(29,945,748)	(350,000)	(10,098,338)

Net increase	1,350,000	$56,444,841	8,350,000	$252,612,876

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

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Notes to Financial Statements (unaudited) (continued)

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	29

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares China Large-Cap ETF and iShares MSCI China A ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 2, 2020 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2019 through September 30, 2020 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and closures in certain countries and the impact of the coronavirus outbreak on the Funds and the overall market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a Fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following enhancements to the Program: (1) certain single country emerging market ETFs were added to a $300 million credit agreement with State Street Bank and Trust Company; and (2) certain updates were made to the RATS and HLIM calculation methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

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Supplemental Information (unaudited)

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by the third quarter of 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities so that a failure to comply with the limits would result in a statutory violation and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

S U P P L E M E N T A L I N F O R M A T I O N	31

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at ishares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

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Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

JSC	Joint Stock Company

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	33

Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE International Limited or MSCI Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above

©2021 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-106-0121

JANUARY 31, 2021

2021 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares Core Aggressive Allocation ETF | AOA | NYSE Arca
•	iShares Core Conservative Allocation ETF | AOK | NYSE Arca
•	iShares Core Growth Allocation ETF | AOR | NYSE Arca
•	iShares Core Moderate Allocation ETF | AOM | NYSE Arca
•	iShares Morningstar Multi-Asset Income ETF | IYLD | Cboe BZX

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of January 31, 2021 has been a time of sudden change, as the emergence and spread of the coronavirus (or “COVID-19”) led to a vast disruption in the global economy and financial markets. The threat from the virus became increasingly apparent throughout February and March 2020, and countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point of the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs late in the reporting period following a series of successful vaccine trials and passage of additional stimuli. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities from developed economies grew at a more modest pace, lagging emerging market stocks, which rebounded sharply.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment and posted positive returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) dropped to historic lows. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

Following the coronavirus outbreak, the Fed instituted two emergency interest rate cuts, pushing short-term interest rates, already low as the year began, close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to accelerate as vaccination efforts continue to ramp up. Significant additional U.S. stimulus spending in early 2021 is being negotiated in Congress, which would provide a solid tailwind for economic growth. Inflation should increase somewhat as the expansion continues, but a shift in central bank policy means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the equity expansion.

Overall, we favor a positive stance toward risk, with an overweight in both equities and credit. We see U.S. and Asian equities benefiting from structural growth trends in tech, while emerging markets should be particularly helped by a vaccine-led economic expansion. In credit, rising inflation should provide tailwinds for inflation-protected bonds, and Euro area peripherals and Asian bonds also present attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of January 31, 2021
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	14.47%	17.25%
U.S. small cap equities (Russell 2000® Index)	40.89	30.17
International equities (MSCI Europe, Australasia, Far East Index)	17.58	8.94
Emerging market equities (MSCI Emerging Markets Index)	24.07	27.89
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.06	0.54
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(4.56)	4.91
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(0.91)	4.72
Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.06	3.85
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	6.72	7.38
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of January 31, 2021	iShares® Core Aggressive Allocation ETF

Investment Objective

The iShares Core Aggressive Allocation ETF (the “Fund”) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds intended to represent an aggressive target risk allocation strategy, as represented by the S&P Target Risk Aggressive Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	13.67%	13.60%	11.36%	8.96%	13.60%	71.28%	135.91%
Fund Market	13.70	13.79	11.38	8.97	13.79	71.45	136.00
Index	13.81	13.85	11.51	9.10	13.85	72.45	139.01

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio	(a)
$1,000.00	$1,136.70	$1.08		$1,000.00	$1,024.20	$1.02		0.20%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY ASSET CLASS

Asset Class	Percent of Total Investments	(a)
Domestic Equity	44.6%
International Equity	36.8
Domestic Fixed Income	15.8
International Fixed Income	2.8

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
iShares Core S&P 500 ETF	40.8%
iShares Core MSCI International Developed Markets ETF	26.9
iShares Core Total USD Bond Market ETF	15.8
iShares Core MSCI Emerging Markets ETF	9.9
iShares Core International Aggregate Bond ETF	2.8

(a)	Excludes money market funds.

4	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of January 31, 2021	iShares® Core Conservative Allocation ETF

Investment Objective

The iShares Core Conservative Allocation ETF (the “Fund”) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds intended to represent a conservative target risk allocation strategy, as represented by the S&P Target Risk Conservative Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	4.85%	7.96%	6.94%	5.31%	7.96%	39.85%	67.77%
Fund Market	4.96	8.16	6.96	5.32	8.16	40.00	67.93
Index	5.01	8.28	7.12	5.43	8.28	41.02	69.65

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio	(a)
$1,000.00	$1,048.50	$0.98		$1,000.00	$1,024.20	$0.97		0.19%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY ASSET CLASS

Asset Class	Percent of Total Investments	(a)
Domestic Fixed Income	57.9%
Domestic Equity	17.5
International Equity	14.4
International Fixed Income	10.2

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments(a)
iShares Core Total USD Bond Market ETF	57.8%
iShares Core S&P 500 ETF	16.0
iShares Core MSCI International Developed Markets ETF	10.6
iShares Core International Aggregate Bond ETF	10.2
iShares Core MSCI Emerging Markets ETF	3.9

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of January 31, 2021	iShares® Core Growth Allocation ETF

Investment Objective

The iShares Core Growth Allocation ETF (the “Fund”) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds intended to represent a growth allocation target risk strategy, as represented by the S&P Target Risk Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	10.09%	11.48%	9.64%	7.64%	11.48%	58.40%	108.81%
Fund Market	10.26	11.68	9.66	7.65	11.68	58.59	108.93
Index	10.24	11.73	9.79	7.78	11.73	59.55	111.46

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio	(a)
$1,000.00	$1,100.90	$1.06		$1,000.00	$1,024.20	$1.02		0.20%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY ASSET CLASS

Asset Class	Percent of Total Investments	(a)
Domestic Equity	34.1%
Domestic Fixed Income	32.1
International Equity	28.1
International Fixed Income	5.7

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
iShares Core Total USD Bond Market ETF	32.1%
iShares Core S&P 500 ETF	31.2
iShares Core MSCI International Developed Markets ETF	20.5
iShares Core MSCI Emerging Markets ETF	7.6
iShares Core International Aggregate Bond ETF	5.7

(a)	Excludes money market funds.

6	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of January 31, 2021	iShares® Core Moderate Allocation ETF

Investment Objective

The iShares Core Moderate Allocation ETF (the “Fund”) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds intended to represent a moderate target risk allocation strategy, as represented by the S&P Target Risk Moderate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	6.55%	9.16%	7.84%	6.05%	9.16%	45.88%	80.00%
Fund Market	6.62	9.26	7.88	6.06	9.26	46.11	80.05
Index	6.74	9.46	8.02	6.19	9.46	47.08	82.26

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio	(a)
$1,000.00	$1,065.50	$0.99		$1,000.00	$1,024.20	$0.97		0.19%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY ASSET CLASS

Asset Class	Percent of Total Investments	(a)
Domestic Fixed Income	49.1%
Domestic Equity	23.1
International Equity	19.1
International Fixed Income	8.7

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
iShares Core Total USD Bond Market ETF	49.1%
iShares Core S&P 500 ETF	21.2
iShares Core MSCI International Developed Markets ETF	13.9
iShares Core International Aggregate Bond ETF	8.7
iShares Core MSCI Emerging Markets ETF	5.1

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of January 31, 2021	iShares® Morningstar Multi-Asset Income ETF

Investment Objective

The iShares Morningstar Multi-Asset Income ETF (the “Fund”) seeks to track the investment results of an index composed of underlying equity, fixed income and other income funds that collectively seek to deliver high current income while providing an opportunity for capital appreciation, as represented by the Morningstar® Multi-Asset High Income IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	5.19%	(3.42)%	5.74%	4.68%	(3.42)%	32.22%	49.79%
Fund Market	5.20	(3.54)	5.74	4.67	(3.54)	32.17	49.66
Index	5.40	(3.08)	5.88	4.73	(3.08)	33.06	50.40

The inception date of the Fund was 4/3/12. The first day of secondary market trading was 4/5/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio	(a)
$1,000.00	$1,051.90	$1.19		$1,000.00	$1,024.00	$1.17		0.23%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY ASSET CLASS

Asset Class	Percent of Total Investments	(a)
Domestic Fixed Income	28.2%
International Equity	21.7
Non-Investment Grade Bonds	20.3
Domestic Equity	15.1
International Fixed Income	10.1
Domestic Real Estate	4.6

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
iShares iBoxx $ High Yield Corporate Bond ETF	20.2%
iShares International Select Dividend ETF	15.8
iShares Preferred and Income Securities ETF	15.1
iShares 20+ Year Treasury Bond ETF	14.1
iShares 10-20 Year Treasury Bond ETF	14.1

(a)	Excludes money market funds.

8	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	9

Schedule of Investments (unaudited) January 31, 2021	iShares® Core Aggressive Allocation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Domestic Equity — 44.6%
iShares Core S&P 500 ETF(a)	1,316,589	$489,139,145
iShares Core S&P Mid-Cap ETF(a)	134,532	31,379,589
iShares Core S&P Small-Cap ETF(a)	143,025	13,954,949

		534,473,683

Domestic Fixed Income — 15.8%
iShares Core Total USD Bond Market ETF(a)	3,486,265	189,164,739

International Equity — 36.7%
iShares Core MSCI Emerging Markets ETF(a)	1,858,573	118,632,715
iShares Core MSCI International Developed Markets ETF(a)	5,268,314	322,262,767

		440,895,482

International Fixed Income — 2.8%
iShares Core International Aggregate Bond ETF(a)	596,917	33,343,784

Total Investment Companies — 99.9% (Cost: $984,560,240)		1,197,877,688

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares,, 0.00%(a)(b)	1,043,000	$1,043,000

Total Short-Term Investments — 0.1% (Cost: $1,043,000)		1,043,000

Total Investments in Securities — 100.0% (Cost: $985,603,240)		1,198,920,688

Other Assets, Less Liabilities — (0.0)%		(167,646)

Net Assets — 100.0%		$1,198,753,042

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$8,922,710	$—	$(8,917,280	)(b)	$1,294	$(6,724)	$—	—	$10,899	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,323,000	—	(280,000	)(b)	—	—	1,043,000	1,043,000	908		—
iShares Core International Aggregate Bond ETF	27,021,333	7,237,307	(903,542)		63,274	(74,588)	33,343,784	596,917	180,781		—
iShares Core MSCI Emerging Markets ETF	95,342,898	8,485,317	(6,971,235)		397,485	21,378,250	118,632,715	1,858,573	1,308,694		—
iShares Core MSCI International Developed Markets ETF	281,913,970	24,434,111	(28,276,823)		(1,312,531)	45,504,040	322,262,767	5,268,314	3,393,496		—
iShares Core S&P 500 ETF	418,611,388	36,512,504	(21,012,449)		5,102,279	49,925,423	489,139,145	1,316,589	4,029,279		—
iShares Core S&P Mid-Cap ETF	26,107,733	2,275,725	(3,152,194)		153,505	5,994,820	31,379,589	134,532	205,968		—
iShares Core S&P Small-Cap ETF	10,746,514	959,076	(1,396,339)		(34,715)	3,680,413	13,954,949	143,025	79,080		—
iShares Core Total USD Bond Market ETF	155,176,465	41,420,110	(5,168,214)		363,978	(2,627,600)	189,164,739	3,486,265	2,264,731		—

					$4,734,569	$123,774,034	$1,198,920,688		$11,473,836		$—

(a) As of period end, the entity is no longer held.

(b) Represents net amount purchased (sold).

(c) All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

10	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core Aggressive Allocation ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	4	03/19/21	$741	$ 4,956

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$ 4,956

(a) Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended January 31, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$247,439

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(59,046)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$899,813

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$1,197,877,688	$—	$—	$1,197,877,688
Money Market Funds	1,043,000	—	—	1,043,000

	$1,198,920,688	$—	$—	$1,198,920,688

Derivative financial instruments(a)
Assets
Futures Contracts	$4,956	$—	$—	$ 4,956

(a) Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) January 31, 2021	iShares® Core Conservative Allocation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Domestic Equity — 17.5%
iShares Core S&P 500 ETF(a)	364,226	$135,317,244
iShares Core S&P Mid-Cap ETF(a)	37,225	8,682,731
iShares Core S&P Small-Cap ETF(a)	39,658	3,869,431

		147,869,406

Domestic Fixed Income — 57.7%
iShares Core Total USD Bond Market ETF(a)(b)	9,001,370	488,414,336

International Equity — 14.4%
iShares Core MSCI Emerging Markets ETF(a)	514,151	32,818,258
iShares Core MSCI International Developed
Markets ETF(a)	1,457,420	89,150,382

		121,968,640

International Fixed Income — 10.2%
iShares Core International Aggregate Bond ETF(a)	1,541,212	86,092,102

Total Investment Companies — 99.8% (Cost: $785,241,760)		844,344,484

Short-Term Investments

Money Market Funds — 11.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(a)(c)(d)	93,572,357	93,628,500

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(a)(c)	1,791,000	$1,791,000

		95,419,500

Total Short-Term Investments — 11.3% (Cost: $95,419,500)		95,419,500

Total Investments in Securities — 111.1% (Cost: $880,661,260)		939,763,984

Other Assets, Less Liabilities — (11.1)%		(93,758,290)

Net Assets — 100.0%		$846,005,694

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$4,649,977	$88,979,208	(a)	$—		$(1,011)	$326	$93,628,500	93,572,357	$13,008	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,221,000	—		(3,430,000	)(a)	—	—	1,791,000	1,791,000	1,183		—
iShares Core International Aggregate Bond ETF	69,393,405	25,754,296		(9,047,496)		614,344	(622,447)	86,092,102	1,541,212	473,316		—
iShares Core MSCI Emerging Markets ETF	26,231,294	8,303,241		(7,731,005)		1,460,889	4,553,839	32,818,258	514,151	368,599		—
iShares Core MSCI International Developed Markets ETF	77,569,345	23,974,707		(24,185,966)		347,873	11,444,423	89,150,382	1,457,420	955,704		—
iShares Core S&P 500 ETF	115,179,885	36,009,015		(30,444,959)		5,620,098	8,953,205	135,317,244	364,226	1,144,460		—
iShares Core S&P Mid-Cap ETF	5,286,362	4,163,040		(2,353,726)		229,316	1,357,739	8,682,731	37,225	58,518		—
iShares Core S&P Small-Cap ETF	1,139,360	2,830,252		(992,178)		78,768	813,229	3,869,431	39,658	22,479		—
iShares Core Total USD Bond Market ETF	398,506,075	147,524,467		(51,564,207)		3,133,245	(9,185,244)	488,414,336	9,001,370	5,931,087		—

						$11,483,522	$17,315,070	$939,763,984		$8,968,354		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

12	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core Conservative Allocation ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$844,344,484	$—	$—	$844,344,484
Money Market Funds	95,419,500	—	—	95,419,500

	$939,763,984	$—	$—	$939,763,984

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) January 31, 2021	iShares® Core Growth Allocation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Domestic Equity — 34.0%
iShares Core S&P 500 ETF(a)	1,345,626	$499,926,971
iShares Core S&P Mid-Cap ETF(a)	137,534	32,079,805
iShares Core S&P Small-Cap ETF(a)(b)	146,159	14,260,734

		546,267,510

Domestic Fixed Income — 32.1%
iShares Core Total USD Bond Market ETF(a)	9,498,862	515,408,252

International Equity — 28.1%
iShares Core MSCI Emerging Markets ETF(a)	1,899,655	121,254,979
iShares Core MSCI International Developed Markets ETF(a)	5,385,030	329,402,285

		450,657,264

International Fixed Income — 5.7%
iShares Core International Aggregate Bond ETF(a)(b)	1,626,393	90,850,313

Total Investment Companies — 99.9% (Cost: $1,390,692,184)		1,603,183,339

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(a)(c)(d)	1,120,255	1,120,928

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(a)(c)	1,373,000	$1,373,000

		2,493,928

Total Short-Term Investments — 0.2% (Cost: $2,493,928)		2,493,928

Total Investments in Securities — 100.1% (Cost: $1,393,186,112)		1,605,677,267

Other Assets, Less Liabilities — (0.1)%		(1,383,826)

Net Assets — 100.0%		$1,604,293,441

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$18,480,664	$—	$(17,354,820	)(a)	$(4,883)	$ (33)	$ 1,120,928	1,120,255	$54,776	(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	2,513,000	—	(1,140,000	)(a)	—	—	1,373,000	1,373,000	1,784		—
iShares Core International Aggregate Bond ETF	77,160,110	16,222,057	(2,497,496)		165,337	(199,695)	90,850,313	1,626,393	508,368		—
iShares Core MSCI Emerging Markets ETF	102,094,673	10,232,786	(13,587,872)		1,545,012	20,970,380	121,254,979	1,899,655	1,354,350		—
iShares Core MSCI International Developed Markets ETF	301,878,644	29,302,106	(47,013,044)		(3,491,238)	48,725,817	329,402,285	5,385,030	3,511,726		—
iShares Core S&P 500 ETF	448,256,151	44,043,097	(48,844,270)		11,599,781	44,872,212	499,926,971	1,345,626	4,187,219		—
iShares Core S&P Mid-Cap ETF	27,956,249	2,741,304	(4,961,994)		510,682	5,833,564	32,079,805	137,534	214,239		—
iShares Core S&P Small-Cap ETF	11,520,994	1,143,095	(2,160,794)		(170,754)	3,928,193	14,260,734	146,159	82,282		—
iShares Core Total USD Bond Market ETF	443,109,253	93,038,073	(14,231,612)		946,633	(7,454,095)	515,408,252	9,498,862	6,300,801		—

					$11,100,570	$116,676,343	$1,605,677,267		$16,215,545		$ —

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

14	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core Growth Allocation ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$1,603,183,339	$—	$—	$1,603,183,339
Money Market Funds	2,493,928	—	—	2,493,928

	$1,605,677,267	$—	$—	$1,605,677,267

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) January 31, 2021	iShares® Core Moderate Allocation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Domestic Equity — 23.1%
iShares Core S&P 500 ETF(a)	816,580	$303,375,802
iShares Core S&P Mid-Cap ETF(a)	83,449	19,464,479
iShares Core S&P Small-Cap ETF(a)	88,678	8,652,312

		331,492,593

Domestic Fixed Income — 49.1%
iShares Core Total USD Bond Market ETF(a)(b)	12,973,518	703,943,087

International Equity — 19.1%
iShares Core MSCI Emerging Markets ETF(a)	1,152,736	73,579,139
iShares Core MSCI International Developed Markets ETF(a)	3,267,519	199,874,137

		273,453,276

International Fixed Income — 8.6%
iShares Core International Aggregate Bond ETF(a)	2,221,320	124,082,935

Total Investment Companies — 99.9% (Cost: $1,300,106,367)		1,432,971,891

Short-Term Investments

Money Market Funds — 4.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(a)(c)(d)	55,466,720	55,500,000

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(a)(c)	1,096,000	$1,096,000

		56,596,000

Total Short-Term Investments — 4.0% (Cost: $56,596,000)		56,596,000

Total Investments in Securities — 103.9% (Cost: $1,356,702,367)		1,489,567,891

Other Assets, Less Liabilities — (3.9)%		(55,754,972)

Net Assets — 100.0%		$1,433,812,919

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,535,329	$52,968,922	(a)	$—		$559	$ (4,810)	$55,500,000	55,466,720	$15,604	(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	10,116,000	—		(9,020,000	)(a)	—	—	1,096,000	1,096,000	2,263		—
iShares Core International Aggregate Bond ETF	104,148,082	27,216,101		(7,254,378)		476,597	(503,467)	124,082,935	2,221,320	696,183		—
iShares Core MSCI Emerging Markets ETF	61,246,306	11,516,586		(12,944,227)		1,487,181	12,273,293	73,579,139	1,152,736	841,621		—
iShares Core MSCI International Developed Markets ETF	181,095,877	33,086,512		(41,262,907)		(1,154,789)	28,109,444	199,874,137	3,267,519	2,184,739		—
iShares Core S&P 500 ETF	268,907,468	49,684,268		(48,963,157)		10,272,426	23,474,797	303,375,802	816,580	2,597,784		—
iShares Core S&P Mid-Cap ETF	13,414,477	6,599,336		(4,226,133)		274,531	3,402,268	19,464,479	83,449	132,584		—
iShares Core S&P Small-Cap ETF	2,205,445	6,273,184		(1,824,492)		74,191	1,923,984	8,652,312	88,678	50,889		—
iShares Core Total USD Bond Market ETF	598,093,400	156,087,167		(41,153,584)		2,439,974	(11,523,870)	703,943,087	12,973,518	8,703,493		—

						$13,870,670	$57,151,639	$1,489,567,891		$15,225,160		$ —

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

16	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core Moderate Allocation ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$1,432,971,891	$—	$—	$1,432,971,891
Money Market Funds	56,596,000	—	—	56,596,000

	$1,489,567,891	$—	$—	$1,489,567,891

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) January 31, 2021	iShares® Morningstar Multi-Asset Income ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Domestic Equity — 15.1%
iShares Preferred and Income Securities ETF(a)(b)	1,043,404	$39,492,842

Domestic Fixed Income — 28.2%
iShares 10-20 Year Treasury Bond ETF(a)(b)	238,413	36,832,424
iShares 20+ Year Treasury Bond ETF(a)	242,565	36,869,880

		73,702,304

Domestic Real Estate — 4.6%
iShares Mortgage Real Estate ETF(a)	387,328	12,045,901

International Equity — 21.7%
iShares Emerging Markets Dividend ETF(a)	382,934	14,003,896
iShares International Developed Real Estate ETF(a)	55,009	1,470,391
iShares International Select Dividend ETF(a)	1,397,862	41,278,865

		56,753,152

International Fixed Income — 10.1%
iShares J.P. Morgan EM Local Currency Bond ETF(a)(b)(c)	332,086	14,867,490
iShares J.P. Morgan USD Emerging Markets Bond ETF(a)	101,786	11,588,336

		26,455,826

Non-Investment Grade Bonds — 20.3%
iShares iBoxx $ High Yield Corporate Bond ETF(a)(b)	608,034	52,880,717

Total Investment Companies — 100.0% (Cost: $265,710,367)		261,330,742

Security	Shares	Value

Short-Term Investments

Money Market Funds — 23.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(a)(d)(e)	61,760,437	$61,797,493
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(a)(d)	60,000	60,000

		61,857,493

Total Short-Term Investments — 23.7% (Cost: $61,837,662)		61,857,493

Total Investments in Securities — 123.7% (Cost: $327,548,029)		323,188,235

Other Assets, Less Liabilities — (23.7)%		(61,833,887)

Net Assets — 100.0%		$261,354,348

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Non-income producing security.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$27,195,726	$34,637,662	(a)	$—		$ (11,709)	$ (24,186)	$61,797,493	61,760,437	$117,336	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	—		(40,000	)(a)	—	—	60,000	60,000	148		—
iShares 10+ Year Investment Grade Corporate Bond ETF(c)	32,782,236	—		(31,574,226)		1,722,098	(2,930,108)	—	—	86,790		—
iShares 10-20 Year Treasury Bond ETF	—	43,602,885		(3,954,119)		(71,378)	(2,744,964)	36,832,424	238,413	677,944		—
iShares 20+ Year Treasury Bond ETF	35,435,817	10,085,530		(4,317,970)		(13,851)	(4,319,646)	36,869,880	242,565	248,597		—
iShares Emerging Markets Dividend ETF	13,239,311	14,372,435		(16,712,163)		(1,381,799)	4,486,112	14,003,896	382,934	565,771		—
iShares iBoxx $ High Yield Corporate Bond ETF	54,817,135	3,332,201		(6,220,926)		(102,221)	1,054,528	52,880,717	608,034	1,328,828		—
iShares International Developed Real Estate ETF	13,945,914	62,679		(14,000,950)		1,627,570	(164,822)	1,470,391	55,009	112,601		—
iShares International Select Dividend ETF	42,429,100	13,061,629		(19,513,322)		(3,380,058)	8,681,516	41,278,865	1,397,862	612,594		—
iShares J.P. Morgan EM Local Currency Bond ETF	1,124,231	14,007,921		(685,142)		21,679	398,801	14,867,490	332,086	—		—
iShares J.P. Morgan USD Emerging Markets Bond ETF	41,646,863	200,932		(30,457,183)		(539,232)	736,956	11,588,336	101,786	436,742		—
iShares Mortgage Real Estate ETF	30,188,872	411,429		(23,218,507)		(9,635,879)	14,299,986	12,045,901	387,328	735,405		—

18	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Morningstar Multi-Asset Income ETF

Affiliates (continued)

Affiliated Issuer	Value at 07/31/20	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income	Capital Gain Distributions from Underlying Funds

iShares Preferred and Income Securities ETF	$13,747,351	$27,519,145	$(2,529,734)	$(16,932)	$773,012	$39,492,842	1,043,404	$453,099	$—

				$(11,781,712)	$20,247,185	$323,188,235		$5,375,855	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$261,330,742	$—	$—	$261,330,742
Money Market Funds	61,857,493	—	—	61,857,493

	$323,188,235	$—	$—	$323,188,235

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	19

Statements of Assets and Liabilities (unaudited)

January 31, 2021

	iShares Core Aggressive Allocation ETF	iShares Core Conservative Allocation ETF	iShares Core Growth Allocation ETF	iShares Core Moderate Allocation ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Affiliated(b)	$1,198,920,688	$939,763,984	$1,605,677,267	$1,489,567,891
Cash	139	4,265	8,567	9,308
Cash pledged:
Futures contracts	49,000	—	—	—
Receivables:
Securities lending income — Affiliated	945	6,234	2,203	4,007
Capital shares sold	2,345	—	—	5,589
Dividends	25	41	32	32

Total assets	1,198,973,142	939,774,524	1,605,688,069	1,489,586,827

LIABILITIES
Collateral on securities loaned, at value	—	93,630,648	1,123,194	55,500,000
Payables:
Variation margin on futures contracts	14,840	—	—	—
Capital shares redeemed	—	—	—	30,821
Investment advisory fees	205,260	138,182	271,434	243,087

Total liabilities	220,100	93,768,830	1,394,628	55,773,908

NET ASSETS	$1,198,753,042	$846,005,694	$1,604,293,441	$1,433,812,919

NET ASSETS CONSIST OF:
Paid-in capital	$986,083,437	$777,182,408	$1,385,297,258	$1,289,652,264
Accumulated earnings	212,669,605	68,823,286	218,996,183	144,160,655

NET ASSETS	$1,198,753,042	$846,005,694	$1,604,293,441	$1,433,812,919

Shares outstanding	18,750,000	21,950,000	30,850,000	33,350,000

Net asset value	$63.93	$38.54	$52.00	$42.99

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$—	$91,536,620	$1,083,101	$ 54,260,000
(b) Investments, at cost — Affiliated	$985,603,240	$880,661,260	$1,393,186,112	$1,356,702,367

See notes to financial statements.

20	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

January 31, 2021

iShares Morningstar Multi-Asset Income ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Affiliated(b)	$323,188,235
Cash	4,860
Receivables:
Securities lending income — Affiliated	29,501

Total assets	323,222,596

LIABILITIES
Collateral on securities loaned, at value	61,817,272
Payables:
Investment advisory fees	50,976

Total liabilities	61,868,248

NET ASSETS	$261,354,348

NET ASSETS CONSIST OF:
Paid-in capital	$296,695,078
Accumulated loss	(35,340,730)

NET ASSETS	$261,354,348

Shares outstanding	11,050,000

Net asset value	$23.65

Shares authorized	Unlimited

Par value	None

(a) Securities loaned, at value	$60,399,370
(b) Investments, at cost — Affiliated	$327,548,029

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	21

Statements of Operations (unaudited)

Six Months Ended January 31, 2021

	iShares Core Aggressive Allocation ETF	iShares Core Conservative Allocation ETF	iShares Core Growth Allocation ETF	iShares Core Moderate Allocation ETF

INVESTMENT INCOME
Dividends — Affiliated	$11,462,937	$8,955,346	$16,160,769	$15,209,556
Securities lending income — Affiliated — net	10,899	13,008	54,776	15,604

Total investment income	11,473,836	8,968,354	16,215,545	15,225,160

EXPENSES
Investment advisory fees	1,389,269	983,670	1,892,304	1,706,856

Total expenses	1,389,269	983,670	1,892,304	1,706,856

Less:
Investment advisory fees waived	(285,667)	(231,768)	(410,937)	(391,292)

Total expenses after fees waived	1,103,602	751,902	1,481,367	1,315,564

Net investment income	10,370,234	8,216,452	14,734,178	13,909,596

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Affiliated	(2,713,970)	(2,253,760)	(4,938,807)	(4,032,079)
In-kind redemptions — Affiliated	7,448,539	13,737,282	16,039,377	17,902,749
Futures contracts	247,439	—	—	—

Net realized gain	4,982,008	11,483,522	11,100,570	13,870,670

Net change in unrealized appreciation (depreciation) on:
Investments — Affiliated	123,774,034	17,315,070	116,676,343	57,151,639
Futures contracts	(59,046)	—	—	—

Net change in unrealized appreciation (depreciation)	123,714,988	17,315,070	116,676,343	57,151,639

Net realized and unrealized gain	128,696,996	28,798,592	127,776,913	71,022,309

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$139,067,230	$37,015,044	$142,511,091	$84,931,905

See notes to financial statements.

22	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited) (continued)

Six Months Ended January 31, 2021

iShares Morningstar Multi-Asset Income ETF

INVESTMENT INCOME
Dividends — Affiliated	$ 5,258,519
Securities lending income — Affiliated — net	117,336

Total investment income	5,375,855

EXPENSES
Investment advisory fees	338,777

Total expenses	338,777

Less:
Investment advisory fees waived	(33,076)

Total expenses after fees waived	305,701

Net investment income	5,070,154

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Affiliated	(12,589,407)
In-kind redemptions — Affiliated	807,695

Net realized loss	(11,781,712)

Net change in unrealized appreciation (depreciation) on:
Investments — Affiliated	20,247,185

Net change in unrealized appreciation (depreciation)	20,247,185

Net realized and unrealized gain	8,465,473

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 13,535,627

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	23

Statements of Changes in Net Assets

	iShares Core Aggressive Allocation ETF		iShares Core Conservative Allocation ETF
	Six Months Ended 01/31/21 (unaudited)	Year Ended 07/31/20	Six Months Ended 01/31/21 (unaudited)	Year Ended 07/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$10,370,234	$22,175,599	$8,216,452	$ 15,082,933
Net realized gain	4,982,008	15,383,542	11,483,522	10,520,189
Net change in unrealized appreciation (depreciation)	123,714,988	21,294,890	17,315,070	22,723,694

Net increase in net assets resulting from operations	139,067,230	58,854,031	37,015,044	48,326,816

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(10,583,006)	(22,338,227)	(8,353,782)	(15,191,108)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	54,103,511	30,753,629	118,926,671	136,217,788

NET ASSETS
Total increase in net assets	182,587,735	67,269,433	147,587,933	169,353,496
Beginning of period	1,016,165,307	948,895,874	698,417,761	529,064,265

End of period	$1,198,753,042	$1,016,165,307	$846,005,694	$698,417,761

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

24	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares Core Growth Allocation ETF		iShares Core Moderate Allocation ETF
	Six Months Ended 01/31/21 (unaudited)	Year Ended 07/31/20	Six Months Ended 01/31/21 (unaudited)	Year Ended 07/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$14,734,178	$32,686,693	$13,909,596	$ 28,813,860
Net realized gain	11,100,570	32,831,161	13,870,670	22,894,773
Net change in unrealized appreciation (depreciation)	116,676,343	21,625,881	57,151,639	33,200,442

Net increase in net assets resulting from operations	142,511,091	87,143,735	84,931,905	84,909,075

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(15,025,647)	(32,904,836)	(14,131,440)	(29,001,527)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	62,503,676	49,806,483	123,955,650	76,193,039

NET ASSETS
Total increase in net assets	189,989,120	104,045,382	194,756,115	132,100,587
Beginning of period	1,414,304,321	1,310,258,939	1,239,056,804	1,106,956,217

End of period	$1,604,293,441	$1,414,304,321	$1,433,812,919	$1,239,056,804

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	25

Statements of Changes in Net Assets (continued)

	iShares Morningstar Multi-Asset Income ETF
	Six Months Ended 01/31/21 (unaudited)	Year Ended 07/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$ 5,070,154	$ 18,036,502
Net realized loss	(11,781,712)	(27,424,225)
Net change in unrealized appreciation (depreciation)	20,247,185	(20,109,561)

Net increase (decrease) in net assets resulting from operations	13,535,627	(29,497,284)

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income	(5,052,846)	(18,036,502)
Return of capital	—	(760,853)

Decrease in net assets resulting from distributions to shareholders	(5,052,846)	(18,797,355)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(26,578,701)	(14,148,375)

NET ASSETS
Total decrease in net assets	(18,095,920)	(62,443,014)
Beginning of period	279,450,268	341,893,282

End of period	$261,354,348	$279,450,268

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

26	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Core Aggressive Allocation ETF
	Six Months Ended 01/31/21 (unaudited)		Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16

Net asset value, beginning of period	$56.77		$54.53	$54.21	$52.49	$47.02	$47.33

Net investment income(a)	0.57		1.24	1.29	1.06	1.09	1.05
Net realized and unrealized gain (loss)(b)	7.17		2.24	0.28	3.51	5.40	(0.38)

Net increase from investment operations	7.74		3.48	1.57	4.57	6.49	0.67

Distributions(c)
From net investment income	(0.58)		(1.24)	(1.25)	(1.05)	(1.02)	(0.98)
From net realized gain	—		—	—	(1.80)	—	—

Total distributions	(0.58)		(1.24)	(1.25)	(2.85)	(1.02)	(0.98)

Net asset value, end of period	$63.93		$56.77	$54.53	$54.21	$52.49	$47.02

Total Return
Based on net asset value	13.67	%(d)	6.49%	2.99%	8.84%	13.99%	1.53%

Ratios to Average Net Assets
Total expenses(e)	0.25	%(f)	0.25%	0.25%	0.25%	0.25%	0.25%

Total expenses after fees waived(e)	0.20	%(f)	0.19%	0.19%	0.18%	0.16%	0.11%

Net investment income	1.87	%(f)	2.27%	2.44%	1.97%	2.23%	2.33%

Supplemental Data
Net assets, end of period (000)	$1,198,753		$1,016,165	$948,896	$897,242	$692,880	$444,366

Portfolio turnover rate(g)(h)	3	%(d)	4%	4%	40%	1%	6%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)

Portfolio turnover rate excludes the portfolio activity of the underlying funds in which the Fund is invested. See each underlying fund’s financial highlights for its respective portfolio turnover rates.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	27

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Core Conservative Allocation ETF
	Six Months Ended 01/31/21 (unaudited)		Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16

Net asset value, beginning of period	$37.15		$35.27	$34.18	$34.19	$33.34	$32.51

Net investment income(a)	0.40		0.88	0.98	0.70	0.74	0.65
Net realized and unrealized gain(b)	1.39		1.89	1.08	0.33	0.84	0.83

Net increase from investment operations	1.79		2.77	2.06	1.03	1.58	1.48

Distributions(c)
From net investment income	(0.40)		(0.89)	(0.97)	(0.72)	(0.73)	(0.65)
From net realized gain	—		—	—	(0.32)	—	—

Total distributions	(0.40)		(0.89)	(0.97)	(1.04)	(0.73)	(0.65)

Net asset value, end of period	$38.54		$37.15	$35.27	$34.18	$34.19	$33.34

Total Return
Based on net asset value	4.85	%(d)	7.98%	6.17%	3.05%	4.84%	4.65%

Ratios to Average Net Assets
Total expenses(e)	0.25	%(f)	0.25%	0.25%	0.25%	0.25%	0.25%

Total expenses after fees waived(e)	0.19	%(f)	0.19%	0.19%	0.18%	0.14%	0.11%

Net investment income	2.09	%(f)	2.46%	2.87%	2.04%	2.22%	2.04%

Supplemental Data
Net assets, end of period (000)	$846,006		$698,418	$529,064	$471,721	$398,334	$288,375

Portfolio turnover rate(g)(h)	4	%(d)	5%	3%	41%	2%	12%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)

Portfolio turnover rate excludes the portfolio activity of the underlying funds in which the Fund is invested. See each underlying fund’s financial highlights for its respective portfolio turnover rates.

See notes to financial statements.

28	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Core Growth Allocation ETF
	Six Months Ended 01/31/21 (unaudited)		Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16

Net asset value, beginning of period	$47.70		$45.57	$44.84	$44.08	$40.81	$40.53

Net investment income(a)	0.49		1.09	1.16	0.88	0.94	0.90
Net realized and unrealized gain(b)	4.31		2.13	0.69	1.96	3.22	0.19

Net increase from investment operations	4.80		3.22	1.85	2.84	4.16	1.09

Distributions(c)
From net investment income	(0.50)		(1.09)	(1.12)	(0.90)	(0.89)	(0.81)
From net realized gain	—		—	—	(1.18)	—	—

Total distributions	(0.50)		(1.09)	(1.12)	(2.08)	(0.89)	(0.81)

Net asset value, end of period	$52.00		$47.70	$45.57	$44.84	$44.08	$40.81

Total Return
Based on net asset value	10.09	%(d)	7.20%	4.24%	6.53%	10.33%	2.80%

Ratios to Average Net Assets
Total expenses(e)	0.25	%(f)	0.25%	0.25%	0.25%	0.25%	0.25%

Total expenses after fees waived(e)	0.20	%(f)	0.19%	0.19%	0.18%	0.15%	0.11%

Net investment income	1.95	%(f)	2.37%	2.63%	1.96%	2.26%	2.31%

Supplemental Data
Net assets, end of period (000)	$1,604,293		$1,414,304	$1,310,259	$1,118,727	$1,029,196	$763,086

Portfolio turnover rate(g)(h)	4	%(d)	4%	4%	44%	2%	11%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)

Portfolio turnover rate excludes the portfolio activity of the underlying funds in which the Fund is invested. See each underlying fund’s financial highlights for its respective portfolio turnover rates.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	29

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Core Moderate Allocation ETF
	Six Months Ended 01/31/21 (unaudited)		Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16

Net asset value, beginning of period	$40.76		$38.77	$37.73	$37.48	$35.89	$35.19

Net investment income(a)	0.43		0.96	1.05	0.77	0.81	0.73
Net realized and unrealized gain(b)	2.23		1.99	0.99	0.80	1.54	0.66

Net increase from investment operations	2.66		2.95	2.04	1.57	2.35	1.39

Distributions(c)
From net investment income	(0.43)		(0.96)	(1.00)	(0.77)	(0.76)	(0.69)
From net realized gain	—		—	—	(0.55)	—	—

Total distributions	(0.43)		(0.96)	(1.00)	(1.32)	(0.76)	(0.69)

Net asset value, end of period	$42.99		$40.76	$38.77	$37.73	$37.48	$35.89

Total Return
Based on net asset value	6.55	%(d)	7.75%	5.52%	4.24%	6.66%	4.03%

Ratios to Average Net Assets
Total expenses(e)	0.25	%(f)	0.25%	0.25%	0.25%	0.25%	0.25%

Total expenses after fees waived(e)	0.19	%(f)	0.19%	0.19%	0.18%	0.15%	0.11%

Net investment income	2.04	%(f)	2.44%	2.80%	2.03%	2.24%	2.13%

Supplemental Data
Net assets, end of period (000)	$1,433,813		$1,239,057	$1,106,956	$909,234	$736,575	$531,165

Portfolio turnover rate(g)(h)	4	%(d)	6%	4%	40%	2%	12%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)

Portfolio turnover rate excludes the portfolio activity of the underlying funds in which the Fund is invested. See each underlying fund’s financial highlights for its respective portfolio turnover rates.

See notes to financial statements.

30	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Morningstar Multi-Asset Income ETF
	Six Months Ended 01/31/21 (unaudited)		Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16

Net asset value, beginning of period	$22.91		$24.96	$24.87	$25.63	$25.10	$24.64

Net investment income(a)	0.44		1.23	1.25	1.17	1.12	1.04
Net realized and unrealized gain (loss)(b)	0.74		(2.02)	0.16	(0.71)	0.58	0.65

Net increase (decrease) from investment operations	1.18		(0.79)	1.41	0.46	1.70	1.69

Distributions(c)
From net investment income	(0.44)		(1.21)	(1.31)	(1.22)	(1.15)	(1.04)
From net realized gain	—		—	—	—	—	(0.06)
Return of capital	—		(0.05)	(0.01)	—	(0.02)	(0.13)

Total distributions	(0.44)		(1.26)	(1.32)	(1.22)	(1.17)	(1.23)

Net asset value, end of period	$23.65		$22.91	$24.96	$24.87	$25.63	$25.10

Total Return
Based on net asset value	5.19	%(d)	(3.10)%	5.92%	1.85%	7.01%	7.26%

Ratios to Average Net Assets
Total expenses(e)	0.25	%(f)	0.25%	0.25%	0.25%	0.25%	0.25%

Total expenses after fees waived(e)	0.23	%(f)	0.22%	0.23%	0.24%	0.24%	0.24%

Net investment income	3.74	%(f)	5.15%	5.14%	4.65%	4.48%	4.35%

Supplemental Data
Net assets, end of period (000)	$261,354		$279,450	$341,893	$324,618	$329,325	$238,477

Portfolio turnover rate(g)(h)	47	%(d)	66%	50%	64%	51%	35%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)

Portfolio turnover rate excludes the portfolio activity of the underlying funds in which the Fund is invested. See each underlying fund’s financial highlights for its respective portfolio turnover rates.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	31

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Core Aggressive Allocation	Diversified
Core Conservative Allocation	Diversified
Core Growth Allocation	Diversified
Core Moderate Allocation	Diversified
Morningstar Multi-Asset Income	Diversified

Each Fund is a fund of funds and seeks to achieve its investment objective by investing primarily in other iShares funds (each, an “underlying fund,” collectively, the “underlying funds”). The financial statements and schedules of investments for the underlying funds are available on iShares.com and should be read in conjunction with the Funds’ financial statements.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Interest income is recognized daily on an accrual basis.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

32	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s schedule of investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

N O T E S T O F I N A N C I A L S T A T E M E N T S	33

Notes to Financial Statements (unaudited) (continued)

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA as of January 31, 2021:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received(a)	Non-Cash Collateral Received	Net Amount

Core Conservative Allocation
BofA Securities, Inc.	$91,536,620	$91,536,620	$—	$—

Core Growth Allocation
BNP Paribas Prime Brokerage International Ltd.	$1,043,999	$1,043,999	$—	$—
Virtu Americas LLC	39,102	39,102	—	—

	$1,083,101	$1,083,101	$—	$—

Core Moderate Allocation
BofA Securities, Inc.	$54,260,000	$54,260,000	$—	$—

Morningstar Multi-Asset Income
Barclays Bank PLC	$10,026,771	$10,026,771	$—	$—
BNP Paribas Prime Brokerage International Ltd.	314,155	314,155	—	—
BofA Securities, Inc.	5,936,502	5,936,502	—	—
JPMorgan Securities LLC	39,136,500	39,136,500	—	—
TD Prime Services LLC	726,103	726,103	—	—
Wells Fargo Securities LLC	4,259,339	4,259,339	—	—

	$60,399,370	$60,399,370	$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the statement of assets and liabilities.

Securities deposited as initial margin are designated in the schedule of investments and cash deposited, if any, are shown as cash pledged for futures contracts in the statement of assets and liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.25%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.

34	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses are a fund’s total annual operating expenses.

For each of the iShares Core Aggressive Allocation, iShares Core Conservative Allocation, iShares Core Growth Allocation and iShares Core Moderate Allocation ETFs, BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through November 30, 2026, in an amount equal to the acquired fund fees and expenses, if any, attributable to each Fund’s investments in other iShares funds.

For the iShares Morningstar Multi-Asset Income ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through November 30, 2026 in order to limit the Fund’s total annual operating expenses after fee waiver to 0.60% of average daily net assets.

These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended January 31, 2021, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts waived

Core Aggressive Allocation	$285,667

Core Conservative Allocation	231,768

Core Growth Allocation	410,937

Core Moderate Allocation	391,292

Morningstar Multi-Asset Income	33,076

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended January 31, 2021, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC

Core Aggressive Allocation	$3,787

Core Conservative Allocation	4,712

Core Growth Allocation	14,126

Core Moderate Allocation	5,808

Morningstar Multi-Asset Income	37,994

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

7.	PURCHASES AND SALES

For the six months ended January 31, 2021, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

N O T E S T O F I N A N C I A L S T A T E M E N T S	35

Notes to Financial Statements (unaudited) (continued)

iShares ETF	Purchases	Sales

Core Aggressive Allocation	$32,657,107	$32,246,945

Core Conservative Allocation	31,521,998	28,145,719

Core Growth Allocation	57,093,814	56,542,204

Core Moderate Allocation	62,184,160	53,646,626

Morningstar Multi-Asset Income	124,333,356	124,304,961

For the six months ended January 31, 2021, purchases and sales related to in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

Core Aggressive Allocation	$88,667,044	$34,633,851

Core Conservative Allocation	217,037,019	98,173,817

Core Growth Allocation	139,628,705	76,754,878

Core Moderate Allocation	228,278,993	103,982,253

Morningstar Multi-Asset Income	2,323,428	28,879,280

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of July 31, 2020, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring

Core Aggressive Allocation	$5,175,850

Core Conservative Allocation	1,401,974

Core Growth Allocation	4,175,936

Core Moderate Allocation	2,208,741

Morningstar Multi-Asset Income	18,638,198

As of January 31, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Core Aggressive Allocation	$985,785,423	$213,322,404	$(182,183)	$213,140,221

Core Conservative Allocation	880,884,916	59,102,724	(223,656)	58,879,068

Core Growth Allocation	1,393,314,249	212,491,155	(128,137)	212,363,018

Core Moderate Allocation	1,356,847,321	132,865,524	(144,954)	132,720,570

Morningstar Multi-Asset Income	328,126,363	6,717,598	(11,655,726)	(4,938,128)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

36	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 01/31/21		Year Ended 07/31/20
iShares ETF	Shares	Amount	Shares	Amount

Core Aggressive Allocation
Shares sold	1,450,000	$88,836,862	2,950,000	$157,597,840
Shares redeemed	(600,000)	(34,733,351)	(2,450,000)	(126,844,211)

Net increase	850,000	$54,103,511	500,000	$30,753,629

Core Conservative Allocation
Shares sold	5,750,000	$217,758,676	8,150,000	$288,503,582
Shares redeemed	(2,600,000)	(98,832,005)	(4,350,000)	(152,285,794)

Net increase	3,150,000	$118,926,671	3,800,000	$136,217,788

Core Growth Allocation
Shares sold	2,800,000	$139,942,737	8,300,000	$377,096,591
Shares redeemed	(1,600,000)	(77,439,061)	(7,400,000)	(327,290,108)

Net increase	1,200,000	$62,503,676	900,000	$49,806,483

Core Moderate Allocation
Shares sold	5,450,000	$228,961,819	9,450,000	$367,012,212
Shares redeemed	(2,500,000)	(105,006,169)	(7,600,000)	(290,819,173)

Net increase	2,950,000	$123,955,650	1,850,000	$76,193,039

N O T E S T O F I N A N C I A L S T A T E M E N T S	37

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 01/31/21		Year Ended 07/31/20
iShares ETF	Shares	Amount	Shares	Amount

Morningstar Multi-Asset Income
Shares sold	100,000	$2,329,397	4,850,000	$121,476,916
Shares redeemed	(1,250,000)	(28,908,098)	(6,350,000)	(135,625,291)

Net decrease	(1,150,000)	$(26,578,701)	(1,500,000)	$(14,148,375)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

38	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Core Aggressive Allocation ETF, iShares Core Conservative Allocation ETF, iShares Core Growth Allocation ETF, iShares Core Moderate Allocation ETF and iShares Morningstar Multi-Asset Income ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 2, 2020 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2019 through September 30, 2020 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and closures in certain countries and the impact of the coronavirus outbreak on the Funds and the overall market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a Fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following enhancements to the Program: (1) certain single country emerging market ETFs were added to a $300 million credit agreement with State Street Bank and Trust Company; and (2) certain updates were made to the RATS and HLIM calculation methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	39

Supplemental Information (unaudited)

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by the third quarter of 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities so that a failure to comply with the limits would result in a statutory violation and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

January 31, 2021

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

Core Aggressive Allocation(a)	$0.548102	$—	$0.031381	$0.579483	95%	—%	5%	100%

Core Conservative Allocation(a)	0.385058	—	0.016888	0.401946	96	—	4	100

Core Growth Allocation(a)	0.472207	—	0.024397	0.496604	95	—	5	100

Core Moderate Allocation(a)	0.410038	—	0.019080	0.429118	96	—	4	100

Morningstar Multi-Asset Income(a)	0.416038	—	0.020863	0.436901	95	—	5	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

40	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at ishares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	41

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc. or S&P Dow Jones Indices LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above

©2021 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-104-0121

JANUARY 31, 2021

2021 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares MSCI EAFE Min Vol Factor ETF | EFAV | Cboe BZX

•	iShares MSCI USA Min Vol Factor ETF | USMV | Cboe BZX

•	iShares MSCI USA Small-Cap Min Vol Factor ETF | SMMV | Cboe BZX

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of January 31, 2021 has been a time of sudden change, as the emergence and spread of the coronavirus (or “COVID-19”) led to a vast disruption in the global economy and financial markets. The threat from the virus became increasingly apparent throughout February and March 2020, and countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point of the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs late in the reporting period following a series of successful vaccine trials and passage of additional stimuli. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities from developed economies grew at a more modest pace, lagging emerging market stocks, which rebounded sharply.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment and posted positive returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) dropped to historic lows. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

Following the coronavirus outbreak, the Fed instituted two emergency interest rate cuts, pushing short-term interest rates, already low as the year began, close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to accelerate as vaccination efforts continue to ramp up. Significant additional U.S. stimulus spending in early 2021 is being negotiated in Congress, which would provide a solid tailwind for economic growth. Inflation should increase somewhat as the expansion continues, but a shift in central bank policy means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the equity expansion.

Overall, we favor a positive stance toward risk, with an overweight in both equities and credit. We see U.S. and Asian equities benefiting from structural growth trends in tech, while emerging markets should be particularly helped by a vaccine-led economic expansion. In credit, rising inflation should provide tailwinds for inflation-protected bonds, and Euro area peripherals and Asian bonds also present attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of January 31, 2021

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	14.47%	17.25%

U.S. small cap equities (Russell 2000® Index)	40.89	30.17

International equities (MSCI Europe, Australasia, Far East Index)	17.58	8.94

Emerging market equities (MSCI Emerging Markets Index)	24.07	27.89

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.06	0.54

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(4.56)	4.91

U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(0.91)	4.72

Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.06	3.85

U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	6.72	7.38

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of January 31, 2021	iShares® MSCI EAFE Min Vol Factor ETF

Investment Objective

The iShares MSCI EAFE Min Vol Factor ETF (the “Fund”) (formerly the iShares Edge MSCI Min Vol EAFE ETF) seeks to track the investment results of an index composed of developed market equities that, in the aggregate, have lower volatility characteristics relative to the broader developed equity markets, excluding the U.S. and Canada, as represented by the MSCI EAFE Minimum Volatility (USD) Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	9.00%	(1.17)%	6.18%	7.17%	(1.17)%	34.97%	90.34%
Fund Market	8.99	(0.93)	5.89	7.13	(0.93)	33.14	89.63
Index	9.03	(1.23)	6.21	7.24	(1.23)	35.13	91.29

The inception date of the Fund was 10/18/11. The first day of secondary market trading was 10/20/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$1,090.00	$1.05		$1,000.00	$1,024.20	$1.02		0.20%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 7 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Health Care	18.3%
Consumer Staples	16.1
Industrials	14.5
Financials	11.9
Communication Services	9.9
Utilities	8.6
Consumer Discretionary	7.4
Materials	5.2
Information Technology	4.8
Real Estate	2.8
Energy	0.5

(a)	Excludes money market funds.

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments(a)

Japan	29.6%
Switzerland	14.5
United Kingdom	9.1
Hong Kong	8.3
France	6.1
Denmark	5.6
Australia	5.3
Germany	3.5
Singapore	3.3
Netherlands	2.8

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Fund Summary as of January 31, 2021	iShares® MSCI USA Min Vol Factor ETF

Investment Objective

The iShares MSCI USA Min Vol Factor ETF (the “Fund”) (formerly the iShares Edge MSCI Min Vol USA ETF) seeks to track the investment results of an index composed of U.S. equities that, in the aggregate, have lower volatility characteristics relative to the broader U.S. equity market, as represented by the MSCI USA Minimum Volatility (USD) Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	5.27%	0.45%	12.16%	13.14%	0.45%	77.47%	214.93%
Fund Market	5.20	0.40	12.16	13.13	0.40	77.49	214.73
Index	5.33	0.58	12.34	13.33	0.58	78.89	219.52

The inception date of the Fund was 10/18/11. The first day of secondary market trading was 10/20/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$1,052.70	$0.78		$1,000.00	$1,024.40	$0.77		0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 7 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Information Technology	23.4%
Health Care	20.0
Consumer Staples	11.2
Communication Services	9.5
Financials	8.6
Utilities	7.7
Industrials	7.0
Consumer Discretionary	6.3
Real Estate	3.3
Materials	2.8
Energy	0.2

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Johnson & Johnson	1.7%
Eli Lilly & Co.	1.7
Microsoft Corp.	1.6
NextEra Energy Inc.	1.6
Vertex Pharmaceuticals Inc.	1.6
Gilead Sciences Inc.	1.5
T-Mobile U.S. Inc.	1.5
Newmont Corp.	1.5
McDonald’s Corp.	1.5
Merck & Co. Inc.	1.4

F U N D S U M M A R Y	5

Fund Summary as of January 31, 2021	iShares® MSCI USA Small-Cap Min Vol Factor ETF

Investment Objective

The iShares MSCI USA Small-Cap Min Vol Factor ETF (the “Fund”) (formerly the iShares Edge MSCI Min Vol USA Small-Cap ETF) seeks to track the investment results of an index composed of small-capitalization U.S. equities that, in the aggregate, have lower volatility characteristics relative to the small-capitalization U.S. equity market, as represented by the MSCI USA Small Cap Minimum Volatility (USD) Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	16.74%	(0.40)%	9.39%	(0.40)%	48.44%
Fund Market	16.66	(0.48)	9.38	(0.48)	48.39
Index	16.79	(0.23)	9.63	(0.23)	49.82

The inception date of the Fund was 9/7/16. The first day of secondary market trading was 9/9/16.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$1,167.40	$1.09		$1,000.00	$1,024.20	$1.02		0.20%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 7 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Health Care	19.1%
Information Technology	14.2
Real Estate	11.1
Industrials	10.1
Financials	9.8
Consumer Staples	8.8
Consumer Discretionary	8.3
Utilities	6.7
Materials	6.1
Communication Services	5.7
Energy	0.1

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Zynga Inc., Class A	1.6%
AptarGroup Inc.	1.5
Life Storage Inc.	1.4
CubeSmart	1.3
American Homes 4 Rent, Class A	1.2
Royal Gold Inc.	1.2
Landstar System Inc.	1.2
Flowers Foods Inc.	1.1
Service Corp. International	1.1
MicroStrategy Inc., Class A	1.1

6	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	7

Schedule of Investments (unaudited) January 31, 2021	iShares® MSCI EAFE Min Vol Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 5.2%
Aurizon Holdings Ltd.	9,658,388	$27,418,476
AusNet Services	9,772,154	12,970,997
Brambles Ltd.	1,196,615	9,704,348
Cochlear Ltd.	42,664	6,462,993
Commonwealth Bank of Australia	846,784	54,256,037
CSL Ltd.	138,609	28,896,815
Insurance Australia Group Ltd.	3,052,089	11,357,320
Medibank Pvt Ltd.	6,123,817	13,719,617
Newcrest Mining Ltd.	1,739,351	33,523,072
Ramsay Health Care Ltd.	232,138	11,215,455
Sonic Healthcare Ltd.	2,375,830	62,651,553
Telstra Corp. Ltd.	9,871,231	23,629,953
Wesfarmers Ltd.	2,787,610	116,799,541
Woolworths Group Ltd.	3,564,017	111,731,357

		524,337,534

Belgium — 2.3%
Etablissements Franz Colruyt NV	723,558	44,708,515
Groupe Bruxelles Lambert SA	890,200	88,445,397
Proximus SADP	2,023,070	42,717,047
UCB SA	502,344	52,192,662

		228,063,621

Denmark — 5.5%
Carlsberg A/S, Class B	321,686	47,301,819
Chr Hansen Holding A/S(a)	256,938	23,360,289
Coloplast A/S, Class B	955,603	143,199,966
DSV PANALPINA A/S	46,820	7,338,855
Genmab A/S(a)	109,731	43,913,909
H Lundbeck A/S	185,723	6,649,866
Novo Nordisk A/S, Class B	2,208,118	153,435,707
Novozymes A/S, Class B	416,500	25,117,903
Orsted A/S(b)	305,146	58,168,145
Tryg A/S	1,587,240	49,623,936

		558,110,395

Finland — 1.0%
Elisa OYJ	1,197,752	71,418,709
Neste OYJ	126,160	8,932,680
Nokia OYJ(a)	2,509,330	12,084,591
Orion OYJ, Class B	295,387	13,579,477

		106,015,457

France — 6.1%
Air Liquide SA	378,771	62,122,801
Alstom SA(a)	494,530	26,952,090
BioMerieux	248,325	38,465,481
Danone SA	598,013	39,929,869
EssilorLuxottica SA	258,822	36,789,814
Eurazeo SE(a)	97,027	6,813,354
Hermes International	119,494	122,322,991
Iliad SA	149,062	27,644,217
L’Oreal SA(c)	144,810	51,037,198
Orange SA	5,078,457	59,871,909
Pernod Ricard SA	221,552	41,908,762
Sanofi	978,400	91,704,979
Ubisoft Entertainment SA(a)	50,265	5,031,917

		610,595,382

Germany — 3.5%
Beiersdorf AG	457,376	50,198,877
Deutsche Boerse AG	188,181	30,315,158

Security	Shares	Value

Germany (continued)
Deutsche Telekom AG, Registered	5,862,499	$104,698,547
Henkel AG & Co. KGaA	227,694	21,355,484
Knorr-Bremse AG	264,040	35,023,001
Merck KGaA	308,223	51,563,160
Siemens Healthineers AG(b)	271,375	15,258,215
Symrise AG	277,768	34,657,178
Telefonica Deutschland Holding AG	1,720,085	4,724,882

		347,794,502

Hong Kong — 8.2%
Bank of East Asia Ltd. (The)	2,417,800	5,244,800
BOC Hong Kong Holdings Ltd.	3,036,000	9,083,900
CK Infrastructure Holdings Ltd.	6,200,000	33,063,575
CLP Holdings Ltd.	11,411,000	106,989,392
Hang Seng Bank Ltd.(c)	4,185,500	75,733,429
HK Electric Investments & HK Electric Investments Ltd.	34,660,000	34,240,487
HKT Trust & HKT Ltd.	45,672,349	60,198,664
Hong Kong & China Gas Co. Ltd.(c)	64,544,761	92,731,822
Hong Kong Exchanges & Clearing Ltd.	359,600	23,067,901
Jardine Matheson Holdings Ltd.	861,300	49,783,140
Jardine Strategic Holdings Ltd.	1,491,700	38,769,283
Link REIT	6,866,100	59,948,925
MTR Corp. Ltd.	17,397,248	101,302,675
PCCW Ltd.	55,584,000	30,968,213
Power Assets Holdings Ltd.	17,926,000	95,480,800
Sun Hung Kai Properties Ltd.	881,000	12,043,823

		828,650,829

Ireland — 1.2%
Kerry Group PLC, Class A	762,580	103,670,702
Kingspan Group PLC(a)	273,749	18,624,349

		122,295,051

Israel — 1.9%
Azrieli Group Ltd.	85,504	5,273,351
Bank Hapoalim BM(a)	5,148,904	36,785,746
Bank Leumi Le-Israel BM	7,519,558	47,064,678
Check Point Software Technologies Ltd.(a)(c)	244,902	31,283,781
Elbit Systems Ltd.	41,297	5,762,138
Isracard Ltd.	1	3
Mizrahi Tefahot Bank Ltd.	1,604,062	37,852,396
Nice Ltd.(a)	97,765	25,371,798

		189,393,891

Italy — 1.5%
DiaSorin SpA	242,930	53,301,501
Enel SpA	1,535,345	15,278,596
Infrastrutture Wireless Italiane SpA(b)	834,927	8,992,238
Recordati Industria Chimica e Farmaceutica SpA	306,342	15,899,312
Snam SpA	8,116,407	42,676,776
Terna Rete Elettrica Nazionale SpA	1,901,141	13,844,319

		149,992,742

Japan — 29.4%
ABC-Mart Inc.	434,200	24,676,346
Ajinomoto Co. Inc.	1,175,900	27,775,927
ANA Holdings Inc.(a)	1,506,700	31,948,746
Asahi Intecc Co. Ltd.	404,800	13,300,654
Astellas Pharma Inc.	315,100	5,093,909
Bandai Namco Holdings Inc.	159,000	13,578,671
Bridgestone Corp.	596,000	22,019,466
Calbee Inc.	174,300	5,152,667
Canon Inc.	2,885,500	63,238,739
Central Japan Railway Co.	185,700	26,251,110

8	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI EAFE Min Vol Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Chugai Pharmaceutical Co. Ltd.	2,772,300	$144,897,327
Chugoku Electric Power Co. Inc. (The)	3,798,300	46,764,494
Daiwa House REIT Investment Corp.	15,582	41,866,532
East Japan Railway Co.	911,500	59,986,007
Fast Retailing Co. Ltd.	11,100	9,522,919
FUJIFILM Holdings Corp.	634,300	36,272,545
Hamamatsu Photonics KK	516,500	29,945,604
Hankyu Hanshin Holdings Inc.	390,800	12,598,023
Hikari Tsushin Inc.	76,800	16,116,300
Hoya Corp.	207,100	26,497,010
Japan Airlines Co. Ltd.(a)	1,453,900	25,871,491
Japan Post Bank Co. Ltd.	5,303,300	45,791,902
Japan Post Holdings Co. Ltd.	9,525,700	75,690,624
Japan Real Estate Investment Corp.	991	6,029,581
Japan Tobacco Inc.	2,113,900	41,946,867
Kao Corp.	211,800	15,368,877
KDDI Corp.	1,581,700	46,516,589
Keihan Holdings Co. Ltd.	578,100	26,311,156
Keio Corp.	499,900	36,527,389
Keisei Electric Railway Co. Ltd.	248,000	8,397,345
Keyence Corp.	155,300	83,275,629
Kintetsu Group Holdings Co. Ltd.	1,430,100	59,965,987
Kirin Holdings Co. Ltd.	363,100	7,789,509
Koei Tecmo Holdings Co. Ltd.	97,400	5,591,232
Kyowa Kirin Co. Ltd.	281,800	8,344,047
Kyushu Electric Power Co. Inc.	1,158,400	10,721,521
Kyushu Railway Co.	1,960,800	41,109,470
Lawson Inc.	657,100	31,883,738
Lion Corp.	344,500	7,887,354
McDonald’s Holdings Co. Japan Ltd.	874,700	42,609,198
MEIJI Holdings Co. Ltd.	444,500	30,314,055
Mitsubishi Heavy Industries Ltd.	200,600	5,744,293
Mizuho Financial Group Inc.	4,675,820	61,565,670
MonotaRO Co. Ltd.	494,700	24,807,059
MS&AD Insurance Group Holdings Inc.	253,200	7,265,035
Nagoya Railroad Co. Ltd.	1,859,600	47,247,108
NEC Corp.	1,024,900	55,799,513
Nintendo Co. Ltd.	50,400	29,163,112
Nippon Paint Holdings Co. Ltd.	800,400	72,016,505
Nippon Prologis REIT Inc.	25,380	82,785,902
Nippon Telegraph & Telephone Corp.	3,014,200	75,372,994
Nissin Foods Holdings Co. Ltd.	158,300	13,683,700
Nitori Holdings Co. Ltd.	231,200	45,910,960
Obic Co. Ltd.	186,900	35,096,748
Odakyu Electric Railway Co. Ltd.	908,300	26,330,680
Olympus Corp.	336,500	6,073,038
Ono Pharmaceutical Co. Ltd.	1,070,700	31,958,904
Oracle Corp. Japan	88,700	10,463,203
Oriental Land Co. Ltd.	569,800	88,984,479
Osaka Gas Co. Ltd.	335,900	6,201,774
Pan Pacific International Holdings Corp.	1,039,600	23,335,021
PeptiDream Inc.(a)	782,000	45,637,519
Rinnai Corp.	272,900	28,516,414
Santen Pharmaceutical Co. Ltd.	1,057,500	17,484,431
Secom Co. Ltd.	750,300	67,917,218
Seibu Holdings Inc.	792,300	7,280,124
Sekisui House Ltd.	1,333,900	25,723,713
Seven & i Holdings Co. Ltd.	869,800	32,907,759
SG Holdings Co. Ltd.	3,482,400	89,508,939
Shimamura Co. Ltd.	289,200	32,042,791

Security	Shares	Value

Japan (continued)
Shimano Inc.	70,300	$16,521,625
Shionogi & Co. Ltd.	368,900	20,013,869
Softbank Corp.	5,705,600	75,042,850
Sohgo Security Services Co. Ltd.	125,000	6,148,813
Suntory Beverage & Food Ltd.	1,240,200	43,296,538
Sysmex Corp.	215,000	25,125,603
Takeda Pharmaceutical Co. Ltd.	360,200	12,722,858
Tobu Railway Co. Ltd.	1,045,400	29,426,370
Toho Co. Ltd.	291,600	11,266,269
Toho Gas Co. Ltd.	506,000	29,723,482
Tokio Marine Holdings Inc.	310,200	15,208,526
Tokyo Gas Co. Ltd.	861,400	18,837,340
Tokyu Corp.	361,400	4,238,972
Toyo Suisan Kaisha Ltd.	1,084,400	53,445,761
Tsuruha Holdings Inc.	190,000	25,261,951
USS Co. Ltd.	303,500	5,971,727
Welcia Holdings Co. Ltd.	1,200,600	40,824,643
West Japan Railway Co.	950,200	50,461,932
Yakult Honsha Co. Ltd.	160,900	8,206,753
Yamada Holdings Co. Ltd.	8,971,700	45,674,732
Yamazaki Baking Co. Ltd.	361,700	6,650,485

		2,956,342,262

Netherlands — 2.7%
Davide Campari-Milano NV	597,395	6,441,981
Heineken NV	205,851	21,492,596
Koninklijke Ahold Delhaize NV	2,201,171	63,084,441
Koninklijke KPN NV	4,152,844	12,996,668
Koninklijke Vopak NV	905,799	45,877,978
QIAGEN NV(a)	1,589,455	86,259,061
Wolters Kluwer NV	463,156	38,510,383

		274,663,108

New Zealand — 0.9%
Auckland International Airport Ltd.(a)	3,424,738	18,388,153
Fisher & Paykel Healthcare Corp. Ltd.	973,623	24,306,543
Meridian Energy Ltd.	4,325,114	22,287,333
Spark New Zealand Ltd.	7,148,805	24,730,288

		89,712,317

Norway — 1.0%
Gjensidige Forsikring ASA	879,657	20,363,978
Orkla ASA	4,552,904	44,406,112
Telenor ASA	2,227,279	36,991,328

		101,761,418

Singapore — 3.3%
Ascendas REIT	3,928,331	9,117,067
CapitaLand Integrated Commercial Trust	11,293,400	18,211,044
DBS Group Holdings Ltd.	1,425,000	27,037,525
Oversea-Chinese Banking Corp. Ltd.(c)	4,979,999	38,726,237
Singapore Airlines Ltd.(a)(c)	7,621,999	23,605,166
Singapore Exchange Ltd.	7,658,700	57,132,944
Singapore Technologies Engineering Ltd.	17,228,500	48,163,466
Singapore Telecommunications Ltd.	29,088,100	51,727,764
United Overseas Bank Ltd.	1,788,200	31,503,365
Wilmar International Ltd.	6,763,200	26,857,105

		332,081,683

Spain — 1.1%
Aena SME SA(a)(b)	83,912	12,977,559
Endesa SA	1,163,534	29,826,485
Grifols SA	238,811	7,050,195

Iberdrola SA	1,688,079	22,938,726

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI EAFE Min Vol Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
Iberdrola SA, New	25,025	$340,052
Red Electrica Corp. SA	1,753,361	33,358,279

		106,491,296

Sweden — 0.9%
ICA Gruppen AB	686,764	34,566,763
Telefonaktiebolaget LM Ericsson, Class B	2,368,048	30,032,143
Telia Co. AB	6,652,242	29,306,262

		93,905,168

Switzerland — 14.4%
Alcon Inc.(a)	86,893	6,251,295
Baloise Holding AG, Registered	328,942	55,205,756
Barry Callebaut AG, Registered	15,809	35,168,627
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	7,560	65,691,097
Chocoladefabriken Lindt & Spruengli AG, Registered	332	31,013,039
EMS-Chemie Holding AG, Registered	107,528	101,653,606
Geberit AG, Registered	53,346	32,717,601
Givaudan SA, Registered	35,795	144,692,918
Kuehne + Nagel International AG, Registered	248,562	56,747,912
Logitech International SA, Registered	449,157	46,884,801
Lonza Group AG, Registered	53,216	34,097,482
Nestle SA, Registered	1,228,747	138,178,788
Novartis AG, Registered	1,514,339	137,083,768
Partners Group Holding AG	35,024	41,516,196
Roche Holding AG, NVS	435,804	150,468,973
Schindler Holding AG, Participation Certificates, NVS	74,782	19,796,719
Schindler Holding AG, Registered	238,932	63,063,437
SGS SA, Registered	2,023	6,160,417
Sonova Holding AG, Registered(a)	92,069	22,292,786
Swiss Prime Site AG, Registered	475,098	46,302,829
Swisscom AG, Registered	277,140	151,218,251
Zurich Insurance Group AG	157,735	63,157,832

		1,449,364,130

United Kingdom — 9.0%
Admiral Group PLC	1,740,620	68,886,127
AstraZeneca PLC	596,973	61,408,474
British American Tobacco PLC	236,227	8,620,583
Bunzl PLC	552,081	17,815,765
Croda International PLC	238,507	20,587,771
Diageo PLC	415,530	16,827,166
Direct Line Insurance Group PLC	11,682,419	48,110,854
Experian PLC	732,591	25,713,207
GlaxoSmithKline PLC	4,589,065	85,514,129
Halma PLC	262,535	8,901,068

Security	Shares	Value

United Kingdom (continued)
Hikma Pharmaceuticals PLC	766,610	$25,254,487
HSBC Holdings PLC(a)	6,897,568	36,253,088
J Sainsbury PLC	8,025,691	26,935,030
National Grid PLC	8,227,568	96,033,825
Ocado Group PLC(a)	633,829	24,170,287
Reckitt Benckiser Group PLC	233,401	19,864,979
RELX PLC	2,890,146	71,933,570
Rentokil Initial PLC(a)	897,351	6,131,638
Sage Group PLC (The)	945,915	7,661,092
Severn Trent PLC	581,537	18,462,861
Smith & Nephew PLC	1,892,836	40,067,324
Tesco PLC	3,467,605	11,399,547
Unilever PLC	1,870,323	108,897,094
United Utilities Group PLC	1,089,115	13,792,172
Wm Morrison Supermarkets PLC	17,037,445	41,983,800

		911,225,938

Total Common Stocks — 99.1% (Cost: $9,217,968,140)		9,980,796,724

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(d)(e)(f)	86,660,425	86,712,421
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	1,860,000	1,860,000

		88,572,421

Total Short-Term Investments — 0.9% (Cost: $88,525,370)		88,572,421

Total Investments in Securities — 100.0% (Cost: $9,306,493,510)		10,069,369,145

Other Assets, Less Liabilities — (0.0)%		(1,333,174)

Net Assets — 100.0%		$10,068,035,971

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

10	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI EAFE Min Vol Factor ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$123,256,674	$—	$(36,490,417	)(a)	$(25,235)	$(28,601)	$86,712,421	86,660,425	$282,209	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,170,000	—	(310,000	)(a)	—	—	1,860,000	1,860,000	1,322		—

					$(25,235)	$(28,601)	$88,572,421		$283,531		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
2-Year U.S. Treasury Note	79	03/31/21	$17,457	$8,155
ASX SPI 200 Index	126	03/18/21	15,809	(105,645)
Euro STOXX 50 Index	354	03/19/21	14,958	(231,845)
FTSE 100 Index	135	03/19/21	11,792	(334,630)
TOPIX Index	137	03/11/21	23,606	481,051

				$(182,914)

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$489,206

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$672,120

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended January 31, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$7,575,078

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$1,781,379

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI EAFE Min Vol Factor ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$74,618,916

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$9,980,456,672	$340,052	$—	$9,980,796,724
Money Market Funds	88,572,421	—	—	88,572,421

	$10,069,029,093	$340,052	$—	$10,069,369,145

Derivative financial instruments(a)
Assets
Futures Contracts	$489,206	$—	$—	$489,206
Liabilities
Futures Contracts	(672,120)	—	—	(672,120)

	$(182,914)	$—	$—	$(182,914)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

12	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2021	iShares® MSCI USA Min Vol Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.1%
L3Harris Technologies Inc.	804,177	$137,924,397
Lockheed Martin Corp.	549,786	176,932,131
Northrop Grumman Corp.	82,144	23,543,292

		338,399,820

Air Freight & Logistics — 0.8%
CH Robinson Worldwide Inc.	2,517,088	215,362,049
Expeditors International of Washington Inc.	191,963	17,184,528

		232,546,577

Beverages — 1.7%
Brown-Forman Corp., Class B, NVS	403,038	28,885,733
Coca-Cola Co. (The)	1,307,306	62,946,784
PepsiCo Inc.	3,030,959	413,938,071

		505,770,588

Biotechnology — 6.2%
Amgen Inc.	477,991	115,401,367
Biogen Inc.(a)	132,695	37,500,934
BioMarin Pharmaceutical Inc.(a)(b)	903,799	74,816,481
Gilead Sciences Inc.	6,858,910	449,944,496
Incyte Corp.(a)	1,534,076	137,683,321
Ionis Pharmaceuticals Inc.(a)	803,464	48,264,082
Neurocrine Biosciences Inc.(a)(b)	502,442	55,143,010
Regeneron Pharmaceuticals Inc.(a)	795,551	400,830,416
Seagen Inc.(a)(b)	348,136	57,188,301
Vertex Pharmaceuticals Inc.(a)	2,070,867	474,394,212

		1,851,166,620

Building Products — 0.1%
Carrier Global Corp.	748,777	28,827,915

Capital Markets — 1.7%
Cboe Global Markets Inc.	900,248	82,579,749
CME Group Inc.	1,052,654	191,309,338
Intercontinental Exchange Inc.	1,795,036	198,082,223
MarketAxess Holdings Inc.	53,325	28,836,027

		500,807,337

Chemicals — 1.1%
Air Products & Chemicals Inc.	366,076	97,654,434
Ecolab Inc.	985,064	201,455,439
Linde PLC	83,974	20,607,219

		319,717,092

Commercial Services & Supplies — 4.0%
Republic Services Inc.	4,162,292	376,770,672
Rollins Inc.	1,199,213	43,195,652
Waste Connections Inc.	3,492,185	344,015,145
Waste Management Inc.	3,716,997	413,776,106

		1,177,757,575

Communications Equipment — 1.8%
Arista Networks Inc.(a)(b)	131,663	40,494,272
Cisco Systems Inc.	4,734,520	211,064,902
Juniper Networks Inc.	1,252,033	30,574,646
Motorola Solutions Inc.	1,574,312	263,775,975

		545,909,795

Containers & Packaging — 0.3%
Amcor PLC	5,611,376	61,388,453
Ball Corp.	334,092	29,406,778

		90,795,231

Security	Shares	Value

Diversified Financial Services — 0.6%
Berkshire Hathaway Inc., Class B(a)(b)	807,109	$183,915,928

Diversified Telecommunication Services — 2.2%
AT&T Inc.	8,438,853	241,604,361
Verizon Communications Inc.	7,427,413	406,650,862

		648,255,223

Electric Utilities — 5.5%
Alliant Energy Corp.	618,337	30,082,095
American Electric Power Co. Inc.	1,573,146	127,283,243
Duke Energy Corp.	3,280,605	308,376,870
Evergy Inc.	360,344	19,361,283
Eversource Energy	933,291	81,662,962
NextEra Energy Inc.	5,911,305	478,047,235
Southern Co. (The)	5,092,854	300,070,958
Xcel Energy Inc.	4,641,423	297,004,658

		1,641,889,304

Electronic Equipment, Instruments & Components — 1.7%
Amphenol Corp., Class A	1,652,839	206,406,534
Keysight Technologies Inc.(a)(b)	1,928,662	273,079,253
TE Connectivity Ltd.	250,866	30,204,266

		509,690,053

Entertainment — 3.7%
Activision Blizzard Inc.	2,861,096	260,359,736
Electronic Arts Inc.	2,088,473	299,069,334
Netflix Inc.(a)	39,837	21,208,820
Take-Two Interactive Software Inc.(a)	1,334,210	267,442,395
Walt Disney Co. (The)(a)	1,568,426	263,762,200

		1,111,842,485

Equity Real Estate Investment Trusts (REITs) — 3.3%
American Tower Corp.	994,734	226,162,722
Crown Castle International Corp.	1,140,785	181,681,419
Equinix Inc.	31,556	23,350,178
Equity Residential	2,191,713	135,097,189
Extra Space Storage Inc.	889,840	101,254,894
Public Storage	1,209,947	275,408,136
SBA Communications Corp.	142,630	38,320,402

		981,274,940

Food & Staples Retailing — 2.3%
Costco Wholesale Corp.	64,688	22,797,992
Kroger Co. (The)	9,830,383	339,148,214
Walmart Inc.	2,240,505	314,768,547

		676,714,753

Food Products — 4.1%
Campbell Soup Co.	1,207,563	58,095,856
General Mills Inc.	1,021,549	59,351,997
Hershey Co. (The)	2,381,563	346,374,523
Hormel Foods Corp.	5,511,704	258,278,449
JM Smucker Co. (The)	664,318	77,333,258
Kellogg Co.	2,176,552	128,285,975
McCormick & Co. Inc./MD, NVS	1,646,000	147,382,840
Mondelez International Inc., Class A	2,691,754	149,230,842

		1,224,333,740

Health Care Equipment & Supplies — 5.0%
Abbott Laboratories	859,325	106,203,977
Baxter International Inc.	2,180,221	167,506,380
Becton Dickinson and Co.	365,711	95,739,483
Cooper Companies Inc. (The)	261,309	95,126,928
Danaher Corp.(b)	1,432,294	340,656,805

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI USA Min Vol Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
DENTSPLY SIRONA Inc.	472,286	$25,262,578
Masimo Corp.(a)(b)	371,336	95,032,309
Medtronic PLC	3,094,980	344,564,123
Stryker Corp.	831,776	183,830,814
Zimmer Biomet Holdings Inc.	114,849	17,648,846

		1,471,572,243

Health Care Providers & Services — 1.7%
Anthem Inc.	455,253	135,201,036
Henry Schein Inc.(a)	233,242	15,358,986
Humana Inc.	288,941	110,696,186
Quest Diagnostics Inc.	166,239	21,469,767
UnitedHealth Group Inc..	635,929	212,133,196

		494,859,171

Health Care Technology — 0.3%
Cerner Corp.	224,852	18,012,894
Teladoc Health Inc.(a)(b)	157,375	41,520,246
Veeva Systems Inc., Class A(a)(b)	94,106	26,014,663

		85,547,803

Hotels, Restaurants & Leisure — 2.4%
Domino’s Pizza Inc.	172,049	63,788,887
McDonald’s Corp.	2,078,939	432,086,682
Starbucks Corp.	2,176,972	210,752,659

		706,628,228

Household Durables — 0.3%
Garmin Ltd.	769,629	88,399,587

Household Products — 2.8%
Church & Dwight Co. Inc.	1,391,049	117,446,267
Clorox Co. (The)	796,823	166,902,545
Colgate-Palmolive Co.	1,420,689	110,813,742
Kimberly-Clark Corp.	704,247	93,031,029
Procter & Gamble Co. (The)	2,803,347	359,417,119

		847,610,702

Industrial Conglomerates — 0.4%
Honeywell International Inc.	584,034	114,102,723

Insurance — 6.2%
Allstate Corp. (The)	1,869,678	200,392,088
Aon PLC, Class A	1,128,183	229,133,967
Arthur J Gallagher & Co.	1,745,473	201,445,039
Brown & Brown Inc.	3,037,725	130,895,570
Chubb Ltd.	631,486	91,988,566
Erie Indemnity Co., Class A, NVS	125,419	30,489,359
Everest Re Group Ltd.	637,964	134,661,441
Markel Corp.(a)(b)	115,134	111,620,110
Marsh & McLennan Companies Inc.	1,959,134	215,328,418
Progressive Corp. (The)	1,573,179	137,165,477
RenaissanceRe Holdings Ltd.	888,158	133,614,490
Travelers Companies Inc. (The)	1,195,257	162,913,529
Willis Towers Watson PLC	364,232	73,917,242

		1,853,565,296

Interactive Media & Services — 0.2%
Alphabet Inc., Class C, NVS(a)(b)	25,541	46,886,635

Internet & Direct Marketing Retail — 0.2%
Amazon.com Inc.(a)	13,078	41,930,683
eBay Inc.	454,219	25,667,916

		67,598,599

Security	Shares	Value

IT Services — 11.9%
Accenture PLC, Class A	1,748,165	$422,916,077
Akamai Technologies Inc.(a)(b)	1,736,183	192,768,398
Automatic Data Processing Inc.	1,029,693	170,022,908
Black Knight Inc.(a)	2,931,768	239,496,128
Booz Allen Hamilton Holding Corp.	1,092,525	93,050,354
Broadridge Financial Solutions Inc.	778,732	110,042,619
Cognizant Technology Solutions Corp., Class A	1,910,211	148,900,947
Fidelity National Information Services Inc.	2,213,412	273,267,846
Fiserv Inc.(a)	2,211,031	227,050,773
FleetCor Technologies Inc.(a)(b)	264,729	64,262,965
International Business Machines Corp.	793,032	94,458,042
Jack Henry & Associates Inc.	1,430,996	207,193,911
Mastercard Inc., Class A	841,998	266,315,547
Paychex Inc.	3,816,411	333,249,009
VeriSign Inc.(a)	522,520	101,405,456
Visa Inc., Class A(b)	2,108,466	407,461,055
Western Union Co. (The)	7,673,686	170,892,987

		3,522,755,022

Life Sciences Tools & Services — 0.3%
Bio-Rad Laboratories Inc., Class A(a)	180,559	103,599,337

Machinery — 0.1%
Otis Worldwide Corp.	254,080	16,426,272

Media — 1.9%
Charter Communications Inc., Class A(a)(b)	185,436	112,663,496
Comcast Corp., Class A	3,585,379	177,727,237
Fox Corp., Class B(a)	607,485	18,157,727
Liberty Broadband Corp., Class C, NVS(a)	1,000,755	146,160,268
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	519,765	21,008,901
Omnicom Group Inc.	794,975	49,590,541
Sirius XM Holdings Inc.(b)	5,493,358	34,388,421

		559,696,591

Metals & Mining — 1.5%
Newmont Corp.	7,278,071	433,773,032

Multi-Utilities — 2.1%
CMS Energy Corp.	1,104,154	62,804,280
Consolidated Edison Inc.	3,703,280	262,118,158
Dominion Energy Inc.	1,546,305	112,710,171
WEC Energy Group Inc.	2,165,162	192,482,902

		630,115,511

Multiline Retail — 1.3%
Dollar General Corp.	1,009,576	196,473,585
Dollar Tree Inc.(a)	892,654	90,747,206
Target Corp.	480,770	87,101,101

		374,321,892

Oil, Gas & Consumable Fuels — 0.2%
Cabot Oil & Gas Corp.	1,142,261	20,937,644
Cheniere Energy Inc.(a)(b)	781,313	49,480,552

		70,418,196

Pharmaceuticals — 6.4%
Bristol-Myers Squibb Co.	1,624,455	99,790,271
Eli Lilly & Co.	2,367,669	492,404,122
Johnson & Johnson	3,040,181	495,944,726
Merck & Co. Inc.	5,583,027	430,283,891
Pfizer Inc.	7,036,146	252,597,641
Viatris Inc.(a)	928,631	15,777,441

14	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI USA Min Vol Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Zoetis Inc.	758,200	$116,952,350

		1,903,750,442

Professional Services — 0.4%
Verisk Analytics Inc.	586,718	107,662,753

Road & Rail — 0.2%
AMERCO	127,680	59,044,339

Semiconductors & Semiconductor Equipment — 0.7%
Broadcom Inc.	202,714	91,322,657
Intel Corp.	635,894	35,298,476
Texas Instruments Inc.	558,403	92,521,793

		219,142,926

Software — 6.8%
Adobe Inc.(a)	824,479	378,246,231
Citrix Systems Inc.	2,191,144	292,101,406
Intuit Inc.	193,632	69,945,687
Microsoft Corp.	2,095,297	486,025,092
NortonLifeLock Inc.	2,316,371	48,805,937
Oracle Corp.	4,787,195	289,290,194
Palo Alto Networks Inc.(a)(b)	200,049	70,167,187
Tyler Technologies Inc.(a)(b)	740,277	312,981,713
Zoom Video Communications Inc., Class A(a)	219,099	81,520,165

		2,029,083,612

Specialty Retail — 1.7%
AutoZone Inc.(a)(b)	123,064	137,631,086
Home Depot Inc. (The)	930,877	252,100,109
O’Reilly Automotive Inc.(a)	219,235	93,277,915
TJX Companies Inc. (The)	236,902	15,171,204

		498,180,314

Technology Hardware, Storage & Peripherals — 0.3%
Apple Inc.	600,349	79,222,054
Dell Technologies Inc., Class C(a)	303,319	22,108,922

		101,330,976

Textiles, Apparel & Luxury Goods — 0.4%
Nike Inc., Class B	970,148	129,602,071

Security	Shares	Value

Tobacco — 0.2%
Altria Group Inc.	421,136	$17,300,267
Philip Morris International Inc.	485,677	38,684,173

		55,984,440

Water Utilities — 0.1%
American Water Works Co. Inc.	146,153	23,241,250

Wireless Telecommunication Services — 1.5%
T-Mobile U.S. Inc.(a)(b)	3,504,436	441,839,291

Total Common Stocks — 99.7% (Cost: $26,121,860,251)		29,626,354,230

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(c)(d)(e)	213,828,337	213,956,634
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	54,950,000	54,950,000

		268,906,634

Total Short-Term Investments — 0.9% (Cost: $268,711,620)		268,906,634

Total Investments in Securities — 100.6% (Cost: $26,390,571,871)		29,895,260,864

Other Assets, Less Liabilities — (0.6)%		(185,282,879)

Net Assets — 100.0%		$29,709,977,985

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$395,047,833	$—	$(180,918,526	)(a)	$(66,263)	$(106,410)	$213,956,634	213,828,337	$462,607	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	55,280,000	—	(330,000	)(a)	—	—	54,950,000	54,950,000	31,301		—

					$(66,263)	$(106,410)	$268,906,634		$493,908		$—

(a)	Represents net amount purchased (sold).

(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI USA Min Vol Factor ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Dow Jones U.S. Real Estate Index	63	03/19/21	$2,099	$38,314
S&P 500 E-Mini Index	399	03/19/21	73,919	229,856

				$268,170

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$268,170

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended January 31, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$7,835,652

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(3,826,281)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$71,691,870

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$29,626,354,230	$—	$—	$29,626,354,230
Money Market Funds	268,906,634	—	—	268,906,634

	$29,895,260,864	$—	$—	$29,895,260,864

Derivative financial instruments(a)
Assets
Futures Contracts	$268,170	$—	$—	$268,170

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

16	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2021	iShares® MSCI USA Small-Cap Min Vol Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.3%
Aerojet Rocketdyne Holdings Inc.(a)	10,910	$567,757
BWX Technologies Inc.	17,834	961,609
National Presto Industries Inc.	10,568	944,885
Parsons Corp.(a)	12,620	450,029

		2,924,280

Air Freight & Logistics — 0.2%
Air Transport Services Group Inc.(a)	31,841	809,080
Forward Air Corp.	17,051	1,222,386

		2,031,466

Auto Components — 0.7%
Dorman Products Inc.(a)	46,217	4,197,890
Gentex Corp.	40,400	1,335,220
Standard Motor Products Inc.	10,185	399,558

		5,932,668

Banks — 1.9%
Bank First Corp.	14,882	982,510
CBTX Inc.	21,571	567,749
Century Bancorp. Inc./MA, Class A, NVS	6,257	495,554
Commerce Bancshares Inc.	30,258	2,022,747
German American Bancorp. Inc.	54,127	1,831,116
Harborone Bancorp Inc.(a)	113,035	1,227,560
Nicolet Bankshares Inc.(a)	20,159	1,366,579
Origin Bancorp Inc.	45,479	1,436,682
Park National Corp.	31,546	3,407,284
Westamerica BanCorp.	59,637	3,328,937

		16,666,718

Beverages — 0.1%
Coca-Cola Consolidated Inc.	1,751	467,272

Biotechnology — 6.4%
Acceleron Pharma Inc.(a)	5,366	619,934
Alkermes PLC(a)	76,601	1,607,855
Allakos Inc.(a)	11,851	1,580,094
Allogene Therapeutics Inc.(a)(b)	19,608	680,398
ALX Oncology Holdings Inc.(a)	15,899	1,259,996
Applied Molecular Transport Inc.(a)	16,907	592,590
Aprea Therapeutics Inc.(a)(b)	20,610	113,767
Arcutis Biotherapeutics Inc.(a)	23,293	635,666
Arena Pharmaceuticals Inc.(a)	33,924	2,518,518
Athersys Inc.(a)(b)	400,844	775,633
Avidity Biosciences Inc.(a)	17,729	405,640
Bluebird Bio Inc.(a)(b)	9,146	407,454
Blueprint Medicines Corp.(a)	8,607	832,727
Dicerna Pharmaceuticals Inc.(a)	56,221	1,263,286
Enanta Pharmaceuticals Inc.(a)	36,685	1,763,081
Generation Bio Co.(a)	24,810	653,247
Geron Corp.(a)	519,307	924,366
Halozyme Therapeutics Inc.(a)	122,410	5,825,492
IGM Biosciences Inc.(a)(b)	15,625	1,489,687
Inhibrx Inc.(a)	20,147	638,660
Inovio Pharmaceuticals Inc.(a)(b)	36,798	469,174
Ironwood Pharmaceuticals Inc.(a)	326,787	3,339,763
iTeos Therapeutics Inc.(a)	26,214	838,848
Kymera Therapeutics Inc.(a)(b)	19,669	1,218,495
Madrigal Pharmaceuticals Inc.(a)(b)	21,576	2,562,366
Merus NV(a)	28,198	776,009
Myovant Sciences Ltd.(a)(b)	77,537	1,805,837
Prothena Corp. PLC(a)	38,055	426,597

Security	Shares	Value

Biotechnology (continued)
PTC Therapeutics Inc.(a)	35,603	$2,058,565
Relay Therapeutics Inc.(a)(b)	31,520	1,562,762
Repare Therapeutics Inc.(a)(b)	19,636	728,692
Rhythm Pharmaceuticals Inc.(a)	52,175	1,601,251
Scholar Rock Holding Corp.(a)	44,965	2,682,612
Sorrento Therapeutics Inc.(a)(b)	259,965	3,291,157
Translate Bio Inc.(a)	55,620	1,328,206
United Therapeutics Corp.(a)	28,087	4,601,212
Vanda Pharmaceuticals Inc.(a)	56,492	810,095
Vaxart Inc.(a)(b)	71,278	853,910
Vaxcyte Inc.(a)	32,646	800,806

		56,344,448

Building Products — 0.7%
Armstrong World Industries Inc.	5,315	415,686
CSW Industrials Inc.	31,641	3,686,809
Gibraltar Industries Inc.(a)	14,947	1,339,700
Simpson Manufacturing Co. Inc.	5,150	473,800

		5,915,995

Capital Markets — 1.8%
Freedom Holding Corp./NV(a)(b)	37,646	1,885,312
Houlihan Lokey Inc.	65,026	4,216,936
Interactive Brokers Group Inc., Class A	74,687	4,570,098
Morningstar Inc.	4,543	1,044,390
Virtu Financial Inc., Class A	131,768	3,659,197

		15,375,933

Chemicals — 1.5%
Ashland Global Holdings Inc.	17,605	1,408,224
Balchem Corp.	39,190	4,194,506
NewMarket Corp.	18,792	7,370,034

		12,972,764

Commercial Services & Supplies — 1.0%
Brady Corp., Class A, NVS	39,882	1,830,983
Casella Waste Systems Inc., Class A(a)	11,360	650,246
Ennis Inc.	56,062	1,020,328
Healthcare Services Group Inc.	27,805	901,438
McGrath RentCorp.	10,644	742,845
Stericycle Inc.(a)	12,321	806,779
U.S. Ecology Inc.	21,985	725,505
UniFirst Corp./MA	10,073	2,143,535

		8,821,659

Communications Equipment — 1.9%
Acacia Communications Inc.(a)	81,353	9,306,783
ADTRAN Inc.	51,867	892,112
Ciena Corp.(a)	36,648	1,956,637
EchoStar Corp., Class A(a)	77,506	1,622,976
NetScout Systems Inc.(a)	50,012	1,462,101
Viavi Solutions Inc.(a)	94,131	1,454,324

		16,694,933

Construction & Engineering — 0.3%
Argan Inc.	31,969	1,382,020
EMCOR Group Inc.	13,341	1,178,010

		2,560,030

Construction Materials — 0.1%
United State Lime & Minerals Inc.	4,807	581,647

Consumer Finance — 0.0%
FirstCash Inc.	6,225	366,528

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI USA Small-Cap Min Vol Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Containers & Packaging — 2.7%
AptarGroup Inc.	97,030	$12,902,079
Berry Global Group Inc.(a)(b)	24,462	1,207,689
Ranpak Holdings Corp.(a)	62,098	1,076,779
Silgan Holdings Inc.	166,899	6,080,131
Sonoco Products Co.	47,293	2,738,738

		24,005,416

Distributors — 0.1%
Core-Mark Holding Co. Inc.	33,828	1,037,505

Diversified Consumer Services — 3.7%
American Public Education Inc.(a)	13,193	379,695
Carriage Services Inc.	36,635	1,213,351
Chegg Inc.(a)	19,915	1,897,103
frontdoor Inc.(a)	101,181	5,569,002
Graham Holdings Co., Class B	8,918	5,066,405
Grand Canyon Education Inc.(a)(b)	39,373	3,344,343
H&R Block Inc.	111,476	1,920,731
Service Corp. International	190,509	9,607,369
Stride Inc.(a)	24,065	619,674
Terminix Global Holdings Inc.(a)	53,309	2,541,773

		32,159,446

Diversified Financial Services — 0.3%
Cannae Holdings Inc.(a)	67,861	2,578,039

Diversified Telecommunication Services — 1.4%
Anterix Inc.(a)(b)	24,035	871,990
ATN International Inc.	13,927	601,368
Bandwidth Inc., Class A(a)	14,879	2,650,545
Cincinnati Bell Inc.(a)	101,078	1,540,429
Cogent Communications Holdings Inc.	91,514	5,211,722
Globalstar Inc.(a)	1,308,642	1,374,074

		12,250,128

Electric Utilities — 3.1%
ALLETE Inc.	76,297	4,794,504
Hawaiian Electric Industries Inc.	126,513	4,182,520
IDACORP Inc.	105,553	9,320,330
MGE Energy Inc.	18,237	1,161,332
Portland General Electric Co.	176,339	7,457,376

		26,916,062

Electronic Equipment, Instruments & Components — 1.3%
Badger Meter Inc.	22,420	2,056,138
Dolby Laboratories Inc., Class A	57,200	5,035,316
National Instruments Corp.	20,560	851,184
OSI Systems Inc.(a)	34,317	3,089,216

		11,031,854

Entertainment — 2.7%
Liberty Media Corp.-Liberty Braves, Class A(a)	17,631	482,384
Liberty Media Corp.-Liberty Braves, Class C, NVS(a)	60,538	1,621,208
Lions Gate Entertainment Corp., Class B, NVS(a)	123,071	1,521,158
Madison Square Garden Entertainment Corp.(a)	21,030	1,866,412
Madison Square Garden Sports Corp.(a)	22,906	3,708,252
World Wrestling Entertainment Inc., Class A	19,145	1,078,438
Zynga Inc., Class A(a)	1,388,017	13,755,248

		24,033,100

Equity Real Estate Investment Trusts (REITs) — 11.0%
Agree Realty Corp.	70,978	4,485,809
American Homes 4 Rent, Class A	352,649	10,660,579
Americold Realty Trust	148,582	5,186,998
CoreSite Realty Corp.	60,829	8,177,851

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
CubeSmart	331,680	$11,555,731
Easterly Government Properties Inc.	171,341	3,760,935
EastGroup Properties Inc.	15,506	2,095,481
Equity Commonwealth	261,300	7,449,663
First Industrial Realty Trust Inc.	13,378	543,682
Healthcare Realty Trust Inc.	240,127	7,206,211
Healthcare Trust of America Inc., Class A	243,183	6,869,920
JBG SMITH Properties	49,657	1,482,758
Life Storage Inc.	150,426	12,271,753
Monmouth Real Estate Investment Corp.	27,908	483,646
National Storage Affiliates Trust	105,391	3,850,987
PS Business Parks Inc.	10,798	1,469,824
QTS Realty Trust Inc., Class A	39,712	2,585,251
Rexford Industrial Realty Inc.	56,928	2,786,056
Terreno Realty Corp.	65,222	3,690,261

		96,613,396

Food & Staples Retailing — 3.1%
BJ’s Wholesale Club Holdings Inc.(a)	164,008	6,899,817
Casey’s General Stores Inc.	27,878	5,226,567
Grocery Outlet Holding Corp.(a)	90,003	3,842,228
Ingles Markets Inc., Class A	27,489	1,307,377
Rite Aid Corp.(a)(b)	60,738	1,596,802
Sprouts Farmers Market Inc.(a)(b)	253,607	5,744,198
United Natural Foods Inc.(a)	24,774	670,880
Village Super Market Inc., Class A	18,608	392,071
Weis Markets Inc.	37,595	1,852,682

		27,532,622

Food Products — 4.6%
B&G Foods Inc.(b)	42,970	1,636,298
Cal-Maine Foods Inc.(a)	79,701	3,055,736
Flowers Foods Inc.	432,243	9,924,299
Hain Celestial Group Inc. (The)(a)	63,569	2,643,517
Hostess Brands Inc.(a)	267,505	4,106,202
John B Sanfilippo & Son Inc.	15,202	1,222,697
Lancaster Colony Corp.	41,428	7,232,500
Landec Corp.(a)	43,585	464,616
Post Holdings Inc.(a)	21,864	2,073,800
Sanderson Farms Inc.	8,346	1,136,642
Seaboard Corp.	593	1,865,703
Tootsie Roll Industries Inc.	38,378	1,519,001
TreeHouse Foods Inc.(a)	80,084	3,381,947

		40,262,958

Gas Utilities — 1.1%
New Jersey Resources Corp.	14,942	523,119
Northwest Natural Holding Co.	65,683	3,068,053
ONE Gas Inc.	56,699	4,146,398
Spire Inc.	33,341	2,040,136

		9,777,706

Health Care Equipment & Supplies — 2.9%
Acutus Medical Inc.(a)	17,848	462,085
AngioDynamics Inc.(a)	79,912	1,497,551
Atrion Corp.	3,147	2,050,176
GenMark Diagnostics Inc.(a)	50,312	694,809
Globus Medical Inc., Class A(a)	68,556	4,229,219
Hill-Rom Holdings Inc.	30,072	2,888,115
ICU Medical Inc.(a)	25,730	5,261,270
Integra LifeSciences Holdings Corp.(a)	23,767	1,569,573
Meridian Bioscience Inc.(a)	92,164	2,036,824
Mesa Laboratories Inc.	6,828	1,892,312

18	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI USA Small-Cap Min Vol Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Natus Medical Inc.(a)	44,481	$1,084,002
Neogen Corp.(a)	18,041	1,458,976

		25,124,912

Health Care Providers & Services — 5.1%
Addus HomeCare Corp.(a)(b)	20,781	2,338,902
Amedisys Inc.(a)	18,926	5,437,629
AMN Healthcare Services Inc.(a)	56,595	4,081,631
Apollo Medical Holdings Inc.(a)	45,287	996,314
Chemed Corp.	12,787	6,622,387
CorVel Corp.(a)	12,992	1,283,869
Encompass Health Corp.	26,944	2,166,298
LHC Group Inc.(a)	24,704	4,921,531
Magellan Health Inc.(a)	12,776	1,200,689
ModivCare Inc.(a)	28,700	4,550,959
National HealthCare Corp.	26,419	1,692,137
National Research Corp.	29,850	1,352,205
Owens & Minor Inc.	61,167	1,778,736
Premier Inc., Class A	185,835	6,294,231

		44,717,518

Health Care Technology — 0.8%
Computer Programs & Systems Inc.	27,920	859,378
HealthStream Inc.(a)	58,479	1,361,391
HMS Holdings Corp.(a)	45,689	1,682,269
Inovalon Holdings Inc., Class A(a)	73,861	1,802,208
Vocera Communications Inc.(a)	37,720	1,657,794

		7,363,040

Hotels, Restaurants & Leisure — 0.4%
El Pollo Loco Holdings Inc.(a)	42,238	859,543
Papa John’s International Inc.	15,047	1,539,007
Wingstop Inc.	7,940	1,191,397

		3,589,947

Household Durables — 0.5%
Helen of Troy Ltd.(a)	19,499	4,762,631

Household Products — 0.8%
WD-40 Co.	24,338	7,408,731

Industrial Conglomerates — 0.2%
Carlisle Companies Inc.	14,119	2,046,267

Insurance — 4.7%
Ambac Financial Group Inc.(a)	98,499	1,420,356
AMERISAFE Inc.	41,566	2,306,913
Axis Capital Holdings Ltd.	136,223	6,252,636
Citizens Inc./TX(a)	70,988	429,477
Employers Holdings Inc.	64,791	1,976,125
Enstar Group Ltd.(a)	16,955	3,394,561
Hanover Insurance Group Inc. (The)	76,332	8,585,060
HCI Group Inc.	13,653	759,516
Heritage Insurance Holdings Inc.	50,490	470,567
Independence Holding Co.	10,968	422,378
James River Group Holdings Ltd.	45,882	2,040,831
Safety Insurance Group Inc.	31,699	2,327,975
Selective Insurance Group Inc.	56,891	3,696,777
White Mountains Insurance Group Ltd.	6,670	6,803,400

		40,886,572

Interactive Media & Services — 0.1%
TrueCar Inc.(a)	126,138	565,098

Security	Shares	Value

Internet & Direct Marketing Retail — 0.3%
Shutterstock Inc.	42,828	$2,783,392

IT Services — 3.1%
CACI International Inc., Class A(a)	14,021	3,382,146
Cass Information Systems Inc.	19,238	781,063
CSG Systems International Inc.	39,344	1,695,333
EVERTEC Inc.	70,157	2,434,448
Evo Payments Inc., Class A(a)	47,825	1,098,062
ExlService Holdings Inc.(a)	5,024	385,240
International Money Express Inc.(a)	30,652	437,710
MAXIMUS Inc.	109,070	8,186,794
NIC Inc.	77,804	2,094,484
Switch Inc., Class A	152,251	2,621,762
Sykes Enterprises Inc.(a)	73,235	2,826,139
Tucows Inc., Class A(a)(b)	19,315	1,543,268

		27,486,449

Leisure Products — 1.1%
Acushnet Holdings Corp.	79,874	3,260,457
Johnson Outdoors Inc., Class A	13,357	1,456,314
Smith & Wesson Brands Inc.	118,408	1,960,836
Sturm Ruger & Co. Inc.	37,621	2,383,667
Vista Outdoor Inc.(a)(b)	19,266	561,989

		9,623,263

Life Sciences Tools & Services — 1.9%
Bio-Techne Corp.	21,736	7,062,244
Luminex Corp.	65,048	1,827,198
Pacific Biosciences of California Inc.(a)	83,087	2,687,864
Repligen Corp.(a)	23,096	4,619,200

		16,196,506

Machinery — 1.6%
Alamo Group Inc.	11,738	1,638,507
Douglas Dynamics Inc.	11,766	480,053
ESCO Technologies Inc.	25,061	2,382,800
Graco Inc.	25,585	1,763,830
Toro Co. (The)	51,314	4,836,344
TriMas Corp.(a)	97,844	3,096,763

		14,198,297

Media — 0.7%
AMC Networks Inc., Class A(a)	57,370	2,835,226
Boston Omaha Corp., Class A(a)	29,020	792,246
Hemisphere Media Group Inc.(a)	36,769	383,868
MSG Networks Inc., Class A(a)(b)	83,449	1,441,164
New York Times Co. (The), Class A	15,407	764,033

		6,216,537

Metals & Mining — 1.8%
McEwen Mining Inc.(a)(b)	731,256	884,820
Royal Gold Inc.	97,786	10,451,368
United States Steel Corp.(b)	141,225	2,508,156
Warrior Met Coal Inc.	91,418	2,104,442

		15,948,786

Multi-Utilities — 1.4%
Avista Corp.	139,286	5,220,439
Black Hills Corp.	19,664	1,162,536
NorthWestern Corp.	77,982	4,247,680
Unitil Corp.	32,247	1,314,710

		11,945,365

Oil, Gas & Consumable Fuels — 0.1%
Arch Resources Inc.	13,581	650,801

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI USA Small-Cap Min Vol Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals — 2.0%
Aerie Pharmaceuticals Inc.(a)	41,237	$708,864
Amneal Pharmaceuticals Inc.(a)	204,983	985,968
Amphastar Pharmaceuticals Inc.(a)	28,102	510,894
Corcept Therapeutics Inc.(a)	115,760	3,271,378
Nektar Therapeutics(a)(b)	97,979	1,930,186
Pacira BioSciences Inc.(a)	24,825	1,640,436
Phibro Animal Health Corp., Class A	43,358	899,245
Prestige Consumer Healthcare Inc.(a)(b)	63,706	2,548,240
SIGA Technologies Inc.(a)(b)	108,536	701,143
Supernus Pharmaceuticals Inc.(a)	50,658	1,488,839
Theravance Biopharma Inc.(a)	95,600	1,781,984
WaVe Life Sciences Ltd.(a)	62,601	636,652

		17,103,829

Professional Services — 2.9%
CBIZ Inc.(a)	111,697	2,894,069
Exponent Inc.	79,348	6,552,558
FTI Consulting Inc.(a)	64,936	7,141,012
Huron Consulting Group Inc.(a)	32,434	1,717,705
ICF International Inc.	40,528	3,125,925
Resources Connection Inc.	36,010	415,555
TrueBlue Inc.(a)	43,297	804,891
Upwork Inc.(a)	68,217	2,827,595

		25,479,310

Real Estate Management & Development — 0.1%
Tejon Ranch Co.(a)	49,349	786,130

Road & Rail — 2.1%
Heartland Express Inc.	96,231	1,806,256
Landstar System Inc.	73,340	10,223,596
Schneider National Inc., Class B	111,534	2,342,214
Werner Enterprises Inc.	95,515	3,748,008

		18,120,074

Software — 7.9%
CommVault Systems Inc.(a)	69,433	4,359,004
Everbridge Inc.(a)(b)	45,669	6,070,780
Five9 Inc.(a)	47,154	7,839,353
InterDigital Inc.	28,386	1,822,665
j2 Global Inc.(a)	37,803	3,880,100
MicroStrategy Inc., Class A(a)	15,544	9,595,467
Model N Inc.(a)(b)	55,713	1,893,128
Nuance Communications Inc.(a)(b)	103,170	4,698,362
Progress Software Corp.	27,286	1,096,351
Proofpoint Inc.(a)	57,271	7,392,541
QAD Inc., Class A	25,760	1,668,990
RealPage Inc.(a)	40,564	3,511,626
SPS Commerce Inc.(a)	39,396	3,895,870
Teradata Corp.(a)	168,056	4,520,706
Varonis Systems Inc.(a)	8,578	1,516,333
Verint Systems Inc.(a)	66,498	4,909,547

		68,670,823

Specialty Retail — 1.0%
Monro Inc.	9,377	548,273
Murphy USA Inc.	59,601	7,424,497
Winmark Corp.	6,416	1,094,762

		9,067,532

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 0.4%
Columbia Sportswear Co.	43,866	$3,836,520

Thrifts & Mortgage Finance — 1.2%
Capitol Federal Financial Inc.	126,627	1,572,707
Columbia Financial Inc.(a)(b)	111,327	1,716,662
Kearny Financial Corp./MD	173,234	1,792,972
Northfield Bancorp. Inc.	51,126	631,917
Northwest Bancshares Inc.	198,281	2,528,083
TFS Financial Corp.	54,223	958,121
Waterstone Financial Inc.	49,841	920,563

		10,121,025

Tobacco — 0.1%
Universal Corp./VA	21,635	992,397

Trading Companies & Distributors — 0.7%
Watsco Inc.	25,469	6,074,102

Water Utilities — 1.1%
American States Water Co.	40,530	3,131,348
Cadiz Inc.(a)(b)	74,382	830,103
California Water Service Group	86,670	4,735,649
SJW Group	12,633	835,925

		9,533,025

Wireless Telecommunication Services — 0.8%
Shenandoah Telecommunications Co.	101,834	3,958,287
Telephone and Data Systems Inc.	96,712	1,813,350
U.S. Cellular Corp.(a)	28,282	881,833

		6,653,470

Total Common Stocks — 99.8% (Cost: $796,888,205)		873,806,922

Short-Term Investments

Money Market Funds — 2.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(c)(d)(e)	23,059,190	23,073,026
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	1,170,000	1,170,000

		24,243,026

Total Short-Term Investments — 2.8% (Cost: $24,233,885)		24,243,026

Total Investments in Securities — 102.6% (Cost: $821,122,090)		898,049,948

Other Assets, Less Liabilities — (2.6)%		(22,998,326)

Net Assets — 100.0%		$875,051,622

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

20	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI USA Small-Cap Min Vol Factor ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$22,417,273	$669,857	(a)	$—	$(8,938)	$(5,166)	$23,073,026	23,059,190	$272,188	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	1,170,000	(a)	—	—	—	1,170,000	1,170,000	548		—

					$(8,938)	$(5,166)	$24,243,026		$272,736		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P MidCap 400 E-Mini Index	5	03/19/21	$1,168	$19,349

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity
Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$19,349

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended January 31, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity
Contracts

Net Realized Gain (Loss) from:
Futures contracts	$276,831

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$19,349

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$629,393

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI USA Small-Cap Min Vol Factor ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$873,806,922	$—	$—	$873,806,922
Money Market Funds	24,243,026	—	—	24,243,026

	$898,049,948	$—	$—	$898,049,948

Derivative financial instruments(a)
Assets
Futures Contracts	$19,349	$—	$—	$19,349

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

22	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

January 31, 2021

	iShares MSCI EAFE Min Vol Factor ETF	iShares MSCI USA Min Vol Factor ETF	iShares MSCI USA Small-Cap Min Vol Factor ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$9,980,796,724	$29,626,354,230	$873,806,922
Affiliated(c)	88,572,421	268,906,634	24,243,026
Cash	2,978	714,046	8,846
Foreign currency, at value(d)	17,635,174	—	—
Cash pledged:
Futures contracts	24,001	4,580,000	75,000
Foreign currency collateral pledged:
Futures contracts(e)	5,318,784	—	—
Receivables:
Investments sold	25,694,569	—	7,220
Securities lending income — Affiliated	7,391	48,267	44,973
Dividends	7,975,395	29,200,990	177,209
Tax reclaims	32,553,891	—	—

Total assets	10,158,581,328	29,929,804,167	898,363,196

LIABILITIES
Collateral on securities loaned, at value	86,658,851	213,886,567	23,084,609
Payables:
Investments purchased	1,193	—	—
Variation margin on futures contracts	1,623,449	1,500,352	23,502
Capital shares redeemed	469,834	362,121	50,899
Investment advisory fees	1,790,303	4,077,142	152,564
Professional fees	1,727	—	—

Total liabilities	90,545,357	219,826,182	23,311,574

NET ASSETS	$10,068,035,971	$29,709,977,985	$875,051,622

NET ASSETS CONSIST OF:
Paid-in capital	$9,755,404,960	$26,283,168,878	$834,053,578
Accumulated earnings	312,631,011	3,426,809,107	40,998,044

NET ASSETS	$10,068,035,971	$29,709,977,985	$875,051,622

Shares outstanding	138,300,000	449,700,000	25,300,000

Net asset value	$72.80	$66.07	$34.59

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	None	None	None

(a) Securities loaned, at value	$81,962,940	$204,215,091	$22,385,099
(b) Investments, at cost — Unaffiliated	$9,217,968,140	$26,121,860,251	$796,888,205
(c) Investments, at cost — Affiliated	$88,525,370	$268,711,620	$24,233,885
(d) Foreign currency, at cost	$17,529,552	$—	$—
(e) Foreign currency collateral pledged, at cost	$5,380,741	$—	$—

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	23

Statements of Operations (unaudited)

Six Months Ended January 31, 2021

	iShares MSCI EAFE Min Vol Factor ETF	iShares MSCI USA Min Vol Factor ETF	iShares MSCI USA Small-Cap Min Vol Factor ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$107,350,506	$327,633,769	$8,430,201
Dividends — Affiliated	1,322	31,301	548
Securities lending income — Affiliated — net	282,209	462,607	272,188
Other income — Unaffiliated	3,089	—	—
Foreign taxes withheld	(7,370,132)	(239,622)	—
Foreign withholding tax claims	1,696	—	—

Total investment income	100,268,690	327,888,055	8,702,937

EXPENSES
Investment advisory fees	17,146,450	25,457,238	869,721
Professional fees	1,727	—	—

Total expenses	17,148,177	25,457,238	869,721
Less:
Investment advisory fees waived	(6,426,426)	—	—

Total expenses after fees waived	10,721,751	25,457,238	869,721

Net investment income	89,546,939	302,430,817	7,833,216

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	22,019,098	(326,843,068)	(2,395,454)
Investments — Affiliated	(25,235)	(66,263)	(8,938)
In-kind redemptions — Unaffiliated	258,071,826	1,778,866,804	21,565,060
Futures contracts	7,575,078	7,835,652	276,831
Foreign currency transactions	2,083,973	98	—

Net realized gain	289,724,740	1,459,793,223	19,437,499

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	540,754,640	48,991,453	107,721,761
Investments — Affiliated	(28,601)	(106,410)	(5,166)
Futures contracts	1,781,379	(3,826,281)	19,349
Foreign currency translations	(596,956)	—	—

Net change in unrealized appreciation (depreciation)	541,910,462	45,058,762	107,735,944

Net realized and unrealized gain	831,635,202	1,504,851,985	127,173,443

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$921,182,141	$1,807,282,802	$135,006,659

See notes to financial statements.

24	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares MSCI EAFE Min Vol Factor ETF		iShares MSCI USA Min Vol Factor ETF
	Six Months Ended 01/31/21 (unaudited)	Year Ended 07/31/20	Six Months Ended 01/31/21 (unaudited)	Year Ended 07/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$89,546,939	$309,230,623	$302,430,817	$720,337,051
Net realized gain (loss)	289,724,740	(293,383,782)	1,459,793,223	1,188,378,832
Net change in unrealized appreciation (depreciation)	541,910,462	(574,369,634)	45,058,762	(1,232,614,143)

Net increase (decrease) in net assets resulting from operations	921,182,141	(558,522,793)	1,807,282,802	676,101,740

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	—	(452,685,454)	(318,181,155)	(720,879,520)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(1,412,341,812)	274,868,342	(6,291,183,709)	3,910,442,388

NET ASSETS
Total increase (decrease) in net assets	(491,159,671)	(736,339,905)	(4,802,082,062)	3,865,664,608
Beginning of period	10,559,195,642	11,295,535,547	34,512,060,047	30,646,395,439

End of period	$10,068,035,971	$10,559,195,642	$29,709,977,985	$34,512,060,047

(a) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	25

Statements of Changes in Net Assets (continued)

	iShares MSCI USA Small-Cap Min Vol Factor ETF
	Six Months Ended 01/31/21 (unaudited)	Year Ended 07/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$7,833,216	$8,373,390
Net realized gain (loss)	19,437,499	(31,777,288)
Net change in unrealized appreciation (depreciation)	107,735,944	(45,159,942)

Net increase (decrease) in net assets resulting from operations	135,006,659	(68,563,840)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(7,578,149)	(8,655,171)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(82,242,893)	695,649,883

NET ASSETS
Total increase in net assets	45,185,617	618,430,872
Beginning of period	829,866,005	211,435,133

End of period	$875,051,622	$829,866,005

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

26	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI EAFE Min Vol Factor ETF
	Six Months Ended
	01/31/21		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		07/31/20	07/31/19	07/31/18	07/31/17	07/31/16

Net asset value, beginning of period	$66.79		$71.90	$72.92	$70.34	$67.93	$67.51

Net investment income(a)	0.59		1.86	2.15	2.15	2.04	2.09
Net realized and unrealized gain (loss)(b)	5.42		(4.26)	(1.01)	2.28	3.18	0.00 (c)

Net increase (decrease) from investment operations	6.01		(2.40)	1.14	4.43	5.22	2.09

Distributions(d)
From net investment income	—		(2.71)	(2.16)	(1.85)	(2.81)	(1.67)

Total distributions	—		(2.71)	(2.16)	(1.85)	(2.81)	(1.67)

Net asset value, end of period	$72.80		$66.79	$71.90	$72.92	$70.34	$67.93

Total Return
Based on net asset value	9.00	%(e)	(3.51)%	1.68%	6.36%	8.09%	3.19%

Ratios to Average Net Assets
Total expenses	0.32	%(f)	0.32%	0.32%	0.31%	0.32%	0.32%

Total expenses after fees waived	0.20	%(f)	0.20%	0.20%	0.20%	0.20%	0.20%

Total expenses excluding professional fees for foreign withholding tax claims	0.32	%(f)	N/A	0.32%	N/A	0.32%	N/A

Net investment income	1.67	%(f)	2.65%	3.04%	2.96%	3.09%	3.19%

Supplemental Data
Net assets, end of period (000)	$10,068,036		$10,559,196	$11,295,536	$8,852,315	$7,238,327	$7,947,758

Portfolio turnover rate(g)	12	%(e)	23%	22%	23%	28%	22%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Rounds to less than $0.01.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	27

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI USA Min Vol Factor ETF

	Six Months Ended 01/31/21 (unaudited)		Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16

Net asset value, beginning of period	$63.37		$62.75	$54.90	$49.89	$46.91	$41.91

Net investment income(a)	0.59		1.29	1.23	1.02	0.98	0.96
Net realized and unrealized gain(b)	2.73		0.62	7.77	4.98	3.02	4.95

Net increase from investment operations	3.32		1.91	9.00	6.00	4.00	5.91

Distributions(c)
From net investment income	(0.62)		(1.29)	(1.15)	(0.99)	(1.02)	(0.91)

Total distributions	(0.62)		(1.29)	(1.15)	(0.99)	(1.02)	(0.91)

Net asset value, end of period	$66.07		$63.37	$62.75	$54.90	$49.89	$46.91

Total Return
Based on net asset value	5.27	%(d)	3.18%	16.61%	12.16%	8.70%	14.35%

Ratios to Average Net Assets
Total expenses	0.15	%(e)	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	1.78	%(e)	2.06%	2.12%	1.95%	2.10%	2.23%

Supplemental Data
Net assets, end of period (000)	$29,709,978		$34,512,060	$30,646,395	$15,191,622	$13,530,002	$15,325,270

Portfolio turnover rate(f)	12	%(d)	22%	21%	22%	23%	28%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

28	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI USA Small-Cap Min Vol Factor ETF

	Six Months Ended					Period From
	01/31/21		Year Ended	Year Ended	Year Ended	09/07/16	(a)
	(unaudited)		07/31/20	07/31/19	07/31/18	to 07/31/17

Net asset value, beginning of period	$29.91		$34.10	$31.53	$27.82	$25.11

Net investment income(b)	0.29		0.54	0.60	0.52	0.49
Net realized and unrealized gain (loss)(c)	4.67		(4.17)	2.48	3.66	2.63

Net increase (decrease) from investment operations	4.96		(3.63)	3.08	4.18	3.12

Distributions(d)
From net investment income	(0.28)		(0.56)	(0.51)	(0.47)	(0.41)

Total distributions	(0.28)		(0.56)	(0.51)	(0.47)	(0.41)

Net asset value, end of period	$34.59		$29.91	$34.10	$31.53	$27.82

Total Return
Based on net asset value	16.74	%(e)	(10.73)%	9.91%	15.19%	12.51	%(e)

Ratios to Average Net Assets
Total expenses	0.20	%(f)	0.20%	0.20%	0.20%	0.20	%(f)

Net investment income	1.80	%(f)	1.72%	1.85%	1.76%	2.04	%(f)

Supplemental Data
Net assets, end of period (000)	$875,052		$829,866	$211,435	$39,418	$8,347

Portfolio turnover rate(g)	27	%(e)	43%	48%	47%	47	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	29

Notes to Financial Statements (unaudited)

1.    ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI EAFE Min Vol Factor(a)	Diversified
MSCI USA Min Vol Factor(b)	Diversified
MSCI USA Small-Cap Min Vol Factor(c)	Diversified

(a)	Formerly the iShares Edge MSCI Min Vol EAFE ETF.
(b)	Formerly the iShares Edge MSCI Min Vol USA ETF.
(c)	Formerly the iShares Edge MSCI Min Vol USA Small-Cap ETF.

2.    SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the statement of operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2021, if any, are disclosed in the statement of assets and liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The statement of operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

30	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities

N O T E S T O F I N A N C I A L S T A T E M E N T S	31

Notes to Financial Statements (unaudited) (continued)

on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s schedule of investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA as of January 31, 2021:

	Market Value of	Cash Collateral		Non-Cash Collateral
iShares ETF and Counterparty	Securities on Loan	Received	(a)	Received	Net Amount

MSCI EAFE Min Vol Factor
BofA Securities, Inc.	$34,624,615	$34,624,615		$—	$—
Goldman Sachs & Co.	13,501,015	13,501,015		—	—
JPMorgan Securities LLC	2,680,845	2,680,845		—	—
Morgan Stanley & Co. LLC	31,156,465	31,156,465		—	—

	$81,962,940	$81,962,940		$—	$—

MSCI USA Min Vol Factor
Barclays Bank PLC	$22,682,003	$22,682,003		$—	$—
BNP Paribas Prime Brokerage International Ltd.	6,793,093	6,793,093		—	—
BNP Paribas Securities Corp.	144,339	144,339		—	—
Citigroup Global Markets Inc.	1,853,255	1,853,255		—	—
Goldman Sachs & Co.	39,673,146	39,673,146		—	—
HSBC Bank PLC	8,783,490	8,783,490		—	—
JPMorgan Securities LLC.	714,840	714,840		—	—
Morgan Stanley & Co. LLC.	34,196,001	34,196,001		—	—
Nomura Securities International Inc.	213,059	210,870		—	(2,189	)(b)
SG Americas Securities LLC.	86,531,950	86,531,950		—	—
State Street Bank & Trust Company	78,528	78,528		—	—
UBS Securities LLC.	968,801	968,801		—	—
Virtu Americas LLC.	1,468,592	1,468,592		—	—
Wells Fargo Bank, National Association	113,994	113,994		—	—

	$204,215,091	$204,212,902		$—	$(2,189)

MSCI USA Small-Cap Min Vol Factor
BNP Paribas Securities Corp.	$5,866,457	$5,866,457		$—	$—
Citigroup Global Markets Inc.	2,391,052	2,327,825		—	(63,226	)(b)
Credit Suisse Securities (USA) LLC.	504,628	391,219		—	(113,409	)(b)
HSBC Bank PLC	4,038	4,010		—	(28	)(b)
Jefferies LLC.	143,853	143,853		—	—
Morgan Stanley & Co. LLC.	7,635,332	7,635,332		—	—
Nomura Securities International Inc.	612,670	590,609		—	(22,061	)(b)
State Street Bank & Trust Company	440,070	440,070		—	—
UBS AG	904,587	904,587		—	—
Virtu Americas LLC.	323,787	321,741		—	(2,046	)(b)
Wells Fargo Bank, National Association	2,155,796	2,155,796		—	—
Wells Fargo Securities LLC.	1,402,829	1,402,829		—	—

	$22,385,099	$22,184,328		$—	$(200,770)

32	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.     DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the statement of assets and liabilities.

Securities deposited as initial margin are designated in the schedule of investments and cash deposited, if any, are shown as cash pledged for futures contracts in the statement of assets and liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.     INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
MSCI USA Min Vol Factor	0.15%
MSCI USA Small-Cap Min Vol Factor	0.20

For its investment advisory services to the iShares MSCI EAFE Min Vol Factor ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $30 billion	0.350%
Over $30 billion, up to and including $60 billion	0.320
Over $60 billion, up to and including $90 billion	0.280
Over $90 billion, up to and including $120 billion	0.252
Over $120 billion, up to and including $150 billion	0.227
Over $150 billion	0.204

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and any other fund expenses is a fund’s total annual operating expenses.

For the iShares MSCI EAFE Min Vol Factor ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through November 30, 2026 in order to limit the Fund’s total annual operating expenses after fee waiver to 0.20% of average daily net assets.

This amount is included in investment advisory fees waived in the Statements of Operations. For the six months ended January 31, 2021, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

N O T E S T O F I N A N C I A L S T A T E M E N T S	33

Notes to Financial Statements (unaudited) (continued)

iShares ETF	Amounts waived
MSCI EAFE Min Vol Factor	$6,426,426

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each of iShares MSCI USA Min Vol Factor ETF and iShares MSCI USA Small-Cap Min Vol Factor ETF (the “Group 1 Funds”), retains 77% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Pursuant to the current securities lending agreement, the iShares MSCI EAFE Min Vol Factor ETF (the “Group 2 Fund”), retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold: (1) each Group 1 Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) the Group 2 Fund will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2021, each Group 1 Fund retained 75% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees. The Group 2 Fund retained 82% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in a calendar year exceeded a specified threshold: (1) each Group 1 Fund, pursuant to the securities lending agreement, retained for the remainder of that calendar year 80% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) the Group 2 Fund, pursuant to the securities lending agreement, retained for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended January 31, 2021, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
MSCI EAFE Min Vol Factor	$77,320
MSCI USA Min Vol Factor	198,258
MSCI USA Small-Cap Min Vol Factor	95,382

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended January 31, 2021, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

34	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
MSCI EAFE Min Vol Factor	$257,548,420	$98,631,882	$(10,109,159)
MSCI USA Min Vol Factor	734,318,475	182,421,770	(25,758,406)
MSCI USA Small-Cap Min Vol Factor	31,079,769	4,529,572	(482,766)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.     PURCHASES AND SALES

For the six months ended January 31, 2021, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
MSCI EAFE Min Vol Factor	$1,332,710,792	$1,245,019,182
MSCI USA Min Vol Factor	3,908,526,741	3,937,508,203
MSCI USA Small-Cap Min Vol Factor	231,965,137	237,034,152

For the six months ended January 31, 2021, purchases and sales related to in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI EAFE Min Vol Factor	$27,389,904	$1,419,785,314
MSCI USA Min Vol Factor	610,025,507	6,876,698,681
MSCI USA Small-Cap Min Vol Factor	42,565,975	122,950,714

8.     INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of July 31, 2020, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
MSCI EAFE Min Vol Factor	$662,157,741
MSCI USA Min Vol Factor	1,457,539,658
MSCI USA Small-Cap Min Vol Factor	54,714,375

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of January 31, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI EAFE Min Vol Factor	$9,373,586,187	$1,426,045,157	$(730,445,113)	$695,600,044
MSCI USA Min Vol Factor	26,497,543,435	4,203,486,504	(805,500,905)	3,397,985,599
MSCI USA Small-Cap Min Vol Factor	822,094,958	110,894,324	(34,919,985)	75,974,339

N O T E S T O F I N A N C I A L S T A T E M E N T S	35

Notes to Financial Statements (unaudited) (continued)

9.     PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the schedule of investments.

36	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 01/31/21		Year Ended 07/31/20

iShares ETF	Shares	Amount	Shares	Amount

MSCI EAFE Min Vol Factor
Shares sold	400,000	$27,597,657	21,100,000	$1,547,782,525
Shares redeemed	(20,200,000)	(1,439,939,469)	(20,100,000)	(1,272,914,183)

Net increase (decrease)	(19,800,000)	$(1,412,341,812)	1,000,000	$274,868,342

MSCI USA Min Vol Factor
Shares sold	9,500,000	$612,324,585	195,600,000	$12,444,508,191
Shares redeemed	(104,400,000)	(6,903,508,294)	(139,400,000)	(8,534,065,803)

Net increase (decrease)	(94,900,000)	$(6,291,183,709)	56,200,000	$3,910,442,388

MSCI USA Small-Cap Min Vol Factor
Shares sold	1,450,000	$43,254,636	26,950,000	$862,050,243
Shares redeemed	(3,900,000)	(125,497,529)	(5,400,000)	(166,400,360)

Net increase (decrease)	(2,450,000)	$(82,242,893)	21,550,000	$695,649,883

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	37

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares MSCI EAFE Min Vol Factor ETF, iShares MSCI USA Min Vol Factor ETF and iShares MSCI USA Small-Cap Min Vol Factor ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 2, 2020 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2019 through September 30, 2020 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and closures in certain countries and the impact of the coronavirus outbreak on the Funds and the overall market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a Fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following enhancements to the Program: (1) certain single country emerging market ETFs were added to a $300 million credit agreement with State Street Bank and Trust Company; and (2) certain updates were made to the RATS and HLIM calculation methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

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Supplemental Information (unaudited)

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by the third quarter of 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities so that a failure to comply with the limits would result in a statutory violation and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

January 31, 2021

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI USA Min Vol Factor(a)	$0.508264	$—	$0.107440	$0.615704	83%	—%	17%	100%
MSCI USA Small-Cap Min Vol Factor(a)	0.213688	—	0.066453	0.280141	76	—	24	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

S U P P L E M E N T A L I N F O R M A T I O N	39

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at ishares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

40	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	41

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2021 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-107-0121

JANUARY 31, 2021

2021 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares Core MSCI EAFE ETF | IEFA | Cboe BZX

•	iShares Core MSCI Europe ETF | IEUR | NYSE Arca

•	iShares Core MSCI International Developed Markets ETF | IDEV | NYSE Arca

•	iShares Core MSCI Pacific ETF | IPAC | NYSE Arca

•	iShares Core MSCI Total International Stock ETF | IXUS | NASDAQ

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of January 31, 2021 has been a time of sudden change, as the emergence and spread of the coronavirus (or “COVID-19”) led to a vast disruption in the global economy and financial markets. The threat from the virus became increasingly apparent throughout February and March 2020, and countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point of the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs late in the reporting period following a series of successful vaccine trials and passage of additional stimuli. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities from developed economies grew at a more modest pace, lagging emerging market stocks, which rebounded sharply.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment and posted positive returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) dropped to historic lows. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

Following the coronavirus outbreak, the Fed instituted two emergency interest rate cuts, pushing short-term interest rates, already low as the year began, close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to accelerate as vaccination efforts continue to ramp up. Significant additional U.S. stimulus spending in early 2021 is being negotiated in Congress, which would provide a solid tailwind for economic growth. Inflation should increase somewhat as the expansion continues, but a shift in central bank policy means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the equity expansion.

Overall, we favor a positive stance toward risk, with an overweight in both equities and credit. We see U.S. and Asian equities benefiting from structural growth trends in tech, while emerging markets should be particularly helped by a vaccine-led economic expansion. In credit, rising inflation should provide tailwinds for inflation-protected bonds, and Euro area peripherals and Asian bonds also present attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of January 31, 2021

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	14.47%	17.25%

U.S. small cap equities (Russell 2000® Index)	40.89	30.17

International equities (MSCI Europe, Australasia, Far East Index)	17.58	8.94

Emerging market equities (MSCI Emerging Markets Index)	24.07	27.89

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.06	0.54

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(4.56)	4.91

U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(0.91)	4.72

Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.06	3.85

U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	6.72	7.38

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of January 31, 2021	iShares® Core MSCI EAFE ETF

Investment Objective

The iShares Core MSCI EAFE ETF (the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization developed market equities, excluding the U.S. and Canada, as represented by the MSCI EAFE IMI (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	18.61%	9.94%	9.37%	7.11%	9.94%	56.46%	76.79%
Fund Market	18.48	10.44	9.04	7.07	10.44	54.15	76.24
Index	18.58	9.85	9.16	6.96	9.85	55.01	74.66

The inception date of the Fund was 10/18/12. The first day of secondary market trading was 10/22/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,186.10	$0.39		$1,000.00	$1,024.90	$0.36		0.07%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Industrials	16.5%
Financials	15.4
Consumer Discretionary	12.4
Health Care	12.0
Consumer Staples	10.0
Information Technology	9.4
Materials	8.1
Communication Services	5.1
Real Estate	4.4
Utilities	3.7
Energy	3.0

(a)	Excludes money market funds.

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
Japan	25.8%
United Kingdom	14.3
France	9.5
Switzerland	9.0
Germany	8.6
Australia	7.7
Netherlands	4.3
Sweden	3.9
Hong Kong	3.1
Denmark	2.3

4	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of January 31, 2021	iShares® Core MSCI Europe ETF

Investment Objective

The iShares Core MSCI Europe ETF (the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization European equities, as represented by the MSCI Europe IMI (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	16.02%	7.85%	8.53%	3.09%	7.85%	50.61%	22.39%
Fund Market	15.92	7.70	8.26	3.01	7.70	48.73	21.78
Index	16.14	7.86	8.35	2.89	7.86	49.36	20.83

The inception date of the Fund was 6/10/14. The first day of secondary market trading was 6/12/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$1,160.20	$0.49		$1,000.00	$1,024.80	$0.46		0.09%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Industrials	16.0%
Financials	14.9
Health Care	13.8
Consumer Staples	12.0
Consumer Discretionary	11.4
Materials	8.3
Information Technology	8.1
Utilities	4.8
Communication Services	4.1
Energy	4.1
Real Estate	2.5

(a)	Excludes money market funds.

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
United Kingdom	23.5%
France	15.5
Switzerland	14.8
Germany	14.0
Netherlands	7.0
Sweden	6.4
Denmark	3.8
Spain	3.8
Italy	3.5
Finland	2.2

F U N D S U M M A R Y	5

Fund Summary as of January 31, 2021	iShares® Core MSCI International Developed Markets ETF

Investment Objective

The iShares Core MSCI International Developed Markets ETF (the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization developed market equities, excluding the United States, as represented by the MSCI World ex USA IMI (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	18.14%	9.65%	7.67%	9.65%	33.09%
Fund Market	18.08	10.24	7.64	10.24	32.94
Index	18.16	9.57	7.39	9.57	31.69

The inception date of the Fund was 3/21/17. The first day of secondary market trading was 3/23/17.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$1,181.40	$0.27		$1,000.00	$1,025.00	$0.26		0.05%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Financials	16.8%
Industrials	16.0
Consumer Discretionary	11.6
Health Care	11.2
Information Technology	9.5
Consumer Staples	9.4
Materials	8.8
Communication Services	4.9
Real Estate	4.1
Utilities	3.9
Energy	3.8

(a)	Excludes money market funds.

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

Japan	23.5%
United Kingdom	13.0
Canada	9.1
France	8.6
Switzerland	8.2
Germany	7.8
Australia	7.0
Netherlands	3.9
Sweden	3.6
Hong Kong	2.8

6	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of January 31, 2021	iShares® Core MSCI Pacific ETF

Investment Objective

The iShares Core MSCI Pacific ETF (the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization Pacific region equities, as represented by the MSCI Pacific IMI (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	22.96%	13.30%	10.79%	6.57%	13.30%	66.94%	52.65%
Fund Market	22.85	15.27	10.50	6.56	15.27	64.72	52.55
Index	22.68	13.09	10.60	6.50	13.09	65.53	51.88

The inception date of the Fund was 6/10/14. The first day of secondary market trading was 6/12/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$1,229.60	$0.51		$1,000.00	$1,024.80	$0.46		0.09%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Industrials	17.3%
Financials	16.2
Consumer Discretionary	14.3
Information Technology	10.8
Health Care	9.1
Materials	8.2
Real Estate	7.2
Consumer Staples	6.8
Communication Services	6.8
Utilities	2.1
Energy	1.2

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

Japan	68.0%
Australia	19.5
Hong Kong	8.2
Singapore	3.1
New Zealand	1.2

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of January 31, 2021	iShares® Core MSCI Total International Stock ETF

Investment Objective

The iShares Core MSCI Total International Stock ETF (the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization non-U.S. equities, as represented by the MSCI ACWI ex USA IMI (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	19.95%	14.54%	10.79%	6.61%	14.54%	66.92%	69.96%
Fund Market	19.70	14.88	10.46	6.55	14.88	64.42	69.22
Index	19.96	14.44	10.59	6.49	14.44	65.45	68.36

The inception date of the Fund was 10/18/12. The first day of secondary market trading was 10/22/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$1,199.50	$0.50		$1,000.00	$1,024.80	$0.46		0.09%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Financials	16.7%
Consumer Discretionary	13.8
Information Technology	12.9
Industrials	12.7
Health Care	9.3
Materials	8.4
Consumer Staples	8.4
Communication Services	6.9
Energy	4.0
Real Estate	3.6
Utilities	3.3

(a)	Excludes money market funds.

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

Japan	16.3%
China	11.4
United Kingdom	9.0
Canada	6.3
France	6.0
Switzerland	5.7
Germany	5.4
Australia	4.8
Taiwan	4.3
South Korea	4.2

8	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	9

Schedule of Investments (unaudited) January 31, 2021	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.7%
Abacus Property Group	2,802,641	$5,870,391
Adbri Ltd.	2,384,521	5,250,734
Afterpay Ltd.(a)	981,761	101,764,914
AGL Energy Ltd.	2,777,438	24,442,450
Alkane Resources Ltd.(a)(b)	1,856,391	1,132,331
ALS Ltd.	2,296,241	17,565,057
Altium Ltd.	578,833	13,651,931
Alumina Ltd.	11,370,687	14,787,452
AMP Ltd.	14,822,505	16,888,264
Ampol Ltd.	1,124,518	22,579,123
Ansell Ltd.	613,409	17,319,482
APA Group	5,317,406	39,941,048
Appen Ltd.	554,754	9,504,431
ARB Corp. Ltd.	438,495	11,825,702
Aristocrat Leisure Ltd.	2,632,045	62,723,705
ASX Ltd.	876,255	48,264,900
Atlas Arteria Ltd.	4,295,979	20,864,251
AUB Group Ltd.	284,291	3,537,944
Aurizon Holdings Ltd.	8,495,392	24,116,934
AusNet Services	8,208,904	10,896,028
Austal Ltd.	1,886,984	3,720,817
Australia & New Zealand Banking Group Ltd.	12,669,324	230,474,001
Australian Agricultural Co. Ltd.(a)	2,566,851	2,176,205
Australian Pharmaceutical Industries Ltd.	2,736,609	2,666,573
Bank of Queensland Ltd.	2,173,243	13,289,344
Bapcor Ltd.	1,844,380	10,641,557
Beach Energy Ltd.	9,128,345	11,521,125
Bega Cheese Ltd.	1,548,943	6,655,189
Bellevue Gold Ltd.(a)(b)	3,420,092	2,624,066
Bendigo & Adelaide Bank Ltd.	2,269,707	16,021,183
BHP Group Ltd.	13,150,828	439,519,262
BHP Group PLC	9,496,555	262,313,078
Bingo Industries Ltd.(b)	3,054,137	7,568,817
Blackmores Ltd.(a)	71,523	4,029,547
BlueScope Steel Ltd.	2,319,183	29,520,136
Boral Ltd.	5,560,951	20,650,538
Brambles Ltd.	6,784,785	55,023,476
Bravura Solutions Ltd.	1,671,086	3,884,887
Breville Group Ltd.	438,469	9,759,410
Brickworks Ltd.	305,325	4,359,590
BWP Trust	2,727,174	8,997,425
carsales.com Ltd.	1,116,587	16,808,483
Centuria Capital Group(b)	1,785,461	3,191,856
Centuria Industrial REIT	1,528,620	3,600,600
Chalice Mining Ltd.(a)	1,237,331	3,730,915
Challenger Ltd.	2,572,488	13,145,119
Champion Iron Ltd.(a)	287,209	1,126,045
Charter Hall Group	2,314,971	24,191,322
Charter Hall Long Wale REIT	2,421,153	8,582,250
Charter Hall Retail REIT	2,134,585	5,830,427
CIMIC Group Ltd.(a)	465,004	8,801,623
Cleanaway Waste Management Ltd.	9,594,828	16,342,824
Clinuvel Pharmaceuticals Ltd.(b)	182,269	3,057,031
Coca-Cola Amatil Ltd.	2,280,305	22,884,300
Cochlear Ltd.	294,304	44,582,894
Codan Ltd./Australia	479,789	4,410,055
Coles Group Ltd.	6,019,916	84,108,003
Commonwealth Bank of Australia	7,904,914	506,491,985

Security	Shares	Value

Australia (continued)
Computershare Ltd.	2,249,673	$24,803,508
Corporate Travel Management Ltd.(a)	576,557	7,365,351
Costa Group Holdings Ltd.	1,786,816	5,374,064
Credit Corp. Group Ltd.	302,637	6,589,787
Cromwell Property Group	10,329,280	6,419,364
Crown Resorts Ltd.	1,681,801	12,387,475
CSL Ltd.	2,048,678	427,102,638
CSR Ltd.	2,723,369	11,011,692
De Grey Mining Ltd.(a)	4,315,834	3,162,314
Deterra Royalties Ltd.(a)	1,882,608	6,225,498
Dexus	5,023,706	34,728,494
Dicker Data Ltd.	19,596	173,655
Domain Holdings Australia Ltd.	1,848,658	7,077,731
Domino’s Pizza Enterprises Ltd.	290,764	20,528,622
Downer EDI Ltd.	3,531,979	13,983,142
Eagers Automotive Ltd.	274,995	2,810,386
Elders Ltd.	792,496	6,469,574
Electro Optic Systems Holdings Ltd.(a)(b)	565,751	2,261,518
EML Payments Ltd.(a)(b)	1,707,443	5,043,638
Evolution Mining Ltd.	7,356,028	26,695,709
Flight Centre Travel Group Ltd.(a)(b)	655,124	7,077,227
Fortescue Metals Group Ltd.	7,576,621	126,668,824
G8 Education Ltd.	4,083,918	3,556,394
Genworth Mortgage Insurance Australia Ltd.	1,460,367	2,554,664
Gold Road Resources Ltd.(a)	3,642,718	3,367,825
Goodman Group	7,486,314	101,551,711
GPT Group (The)	8,624,126	28,584,841
GrainCorp Ltd., Class A	1,107,006	3,431,376
GUD Holdings Ltd.	530,225	4,853,305
GWA Group Ltd.	1,372,899	3,634,081
Harvey Norman Holdings Ltd.	3,121,932	12,790,916
Healius Ltd.	2,911,491	8,667,306
Home Consortium Ltd.	630,158	1,938,790
HT&E Ltd.	1,450,370	2,047,546
IDP Education Ltd.	711,849	12,550,899
IGO Ltd.	3,110,725	15,322,640
Iluka Resources Ltd.	1,895,939	9,382,553
Incitec Pivot Ltd.(a)	8,267,837	16,746,836
Ingenia Communities Group	1,155,263	4,449,606
Inghams Group Ltd.	1,431,618	3,613,766
Insurance Australia Group Ltd.	10,431,363	38,816,801
InvoCare Ltd.	673,161	5,763,948
IOOF Holdings Ltd.	2,502,286	5,990,023
IPH Ltd.	1,258,717	6,113,202
IRESS Ltd.	1,024,181	7,858,030
James Hardie Industries PLC(a)	2,037,731	57,519,299
JB Hi-Fi Ltd.	565,568	22,464,665
Jupiter Mines Ltd.(b)	6,960,249	1,575,374
Kogan.com Ltd.	264,648	3,652,891
Lendlease Corp. Ltd.	3,079,953	28,380,761
Link Administration Holdings Ltd.	2,684,512	9,845,328
Lovisa Holdings Ltd.	29,350	239,375
Lynas Rare Earths Ltd.(a)	3,784,876	13,880,864
Macquarie Group Ltd.	1,538,560	155,112,482
Magellan Financial Group Ltd.	603,239	22,179,061
McMillan Shakespeare Ltd.	446,016	4,339,170
Medibank Pvt Ltd.	12,436,038	27,861,329
Megaport Ltd.(a)	624,369	6,457,556
Mesoblast Ltd.(a)(b)	2,192,913	4,004,380
Metcash Ltd.	4,748,456	12,459,926

10	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Australia (continued)
Mineral Resources Ltd.	895,283	$23,595,220
Mirvac Group	17,708,940	32,337,502
Monadelphous Group Ltd.	561,332	5,581,639
Mount Gibson Iron Ltd.	3,182,781	2,075,691
Nanosonics Ltd.(a)	1,229,335	6,451,538
National Australia Bank Ltd.	14,666,744	264,897,046
National Storage REIT	4,928,333	7,222,214
nearmap Ltd.(a)(b)	1,106,574	1,816,901
Netwealth Group Ltd.	195,923	2,594,557
New Hope Corp. Ltd.	2,284,996	2,358,005
Newcrest Mining Ltd.	3,639,382	70,142,982
NEXTDC Ltd.(a)	2,095,736	18,652,262
NIB Holdings Ltd.	2,120,500	8,980,785
Nick Scali Ltd.	306,672	2,423,529
Nickel Mines Ltd.	4,480,984	4,331,925
Nine Entertainment Co. Holdings Ltd.	8,328,049	15,399,168
Northern Star Resources Ltd.	3,396,624	33,487,872
NRW Holdings Ltd.	1,965,804	4,313,633
Nufarm Ltd./Australia(a)	1,370,404	5,099,497
Oil Search Ltd.	8,962,498	26,680,732
Omni Bridgeway Ltd.	1,049,540	3,180,776
oOh!media Ltd.	3,087,736	3,754,969
Orica Ltd.	1,762,613	20,637,089
Origin Energy Ltd.	8,112,821	29,504,427
Orocobre Ltd.(a)(b)	793,906	3,045,622
Orora Ltd.	4,518,217	8,701,172
OZ Minerals Ltd.	1,670,116	23,898,047
Pact Group Holdings Ltd.(b)	1,304,473	2,402,057
Pendal Group Ltd.	1,413,331	6,701,458
Perenti Global Ltd.	796,108	794,058
Perpetual Ltd.	258,533	6,401,060
Perseus Mining Ltd.(a)	5,702,827	5,163,084
Pilbara Minerals Ltd.(a)	10,693,619	7,630,352
Platinum Asset Management Ltd.	1,575,867	5,017,699
PointsBet Holdings Ltd.(a)	609,089	7,294,921
PolyNovo Ltd.(a)	3,161,650	6,379,791
Premier Investments Ltd.	526,219	9,055,923
Pro Medicus Ltd.	233,735	7,682,634
Qantas Airways Ltd.(a)	4,061,252	14,021,982
QBE Insurance Group Ltd.	6,585,412	40,572,843
Qube Holdings Ltd.	7,137,474	15,607,248
Ramelius Resources Ltd.	3,761,483	4,415,577
Ramsay Health Care Ltd.	828,212	40,014,017
REA Group Ltd.	243,442	27,397,022
Redbubble Ltd.(a)	846,407	4,351,019
Regis Resources Ltd.	2,816,224	7,843,516
Reliance Worldwide Corp. Ltd.	4,299,410	14,085,546
Resolute Mining Ltd.(a)	5,914,661	3,131,237
Rio Tinto Ltd.	1,662,904	140,740,473
Sandfire Resources Ltd.	947,923	3,476,465
Santos Ltd.	8,693,121	43,420,384
Saracen Mineral Holdings Ltd.(a)	4,918,277	18,377,181
Scentre Group	23,121,840	48,430,838
SeaLink Travel Group Ltd.	486,398	2,407,068
Seek Ltd.	1,567,103	33,726,195
Seven Group Holdings Ltd.	795,698	13,675,186
Shopping Centres Australasia Property Group	5,221,786	9,334,949
Silver Lake Resources Ltd.(a)	4,594,829	5,658,240
Sims Ltd.	879,148	8,249,458
Sonic Healthcare Ltd.	2,105,022	55,510,241

Security	Shares	Value

Australia (continued)
South32 Ltd.	22,343,552	$43,543,454
Southern Cross Media Group Ltd.(a)	1,390,371	2,304,206
Spark Infrastructure Group	7,898,653	13,332,533
St. Barbara Ltd.	3,901,636	6,615,703
Star Entertainment Grp Ltd. (The)	3,814,807	10,097,843
Steadfast Group Ltd.	4,403,854	13,515,429
Stockland	10,726,214	36,622,114
Suncorp Group Ltd.	5,556,311	42,971,847
Super Retail Group Ltd.	789,073	6,816,988
Sydney Airport(a)	5,628,226	24,700,429
Tabcorp Holdings Ltd.	9,944,411	30,443,102
Tassal Group Ltd.	191,185	510,470
Technology One Ltd.	1,333,524	8,829,753
Telstra Corp. Ltd.	18,160,624	43,473,270
Temple & Webster Group Ltd.(a)	392,673	3,443,612
TPG Telecom Ltd.(a)	1,793,643	10,183,678
Transurban Group	12,263,688	124,579,339
Treasury Wine Estates Ltd.	3,280,979	25,299,181
United Malt Grp Ltd.	1,335,734	4,109,617
Vicinity Centres	17,171,105	20,222,906
Viva Energy Group Ltd.(c)	4,564,441	6,111,108
Vocus Group Ltd.(a)	3,176,502	10,041,146
Washington H Soul Pattinson & Co. Ltd.(b)	560,996	11,698,931
Waypoint REIT	3,236,561	6,381,957
Webjet Ltd.(b)	1,605,591	5,888,433
Wesfarmers Ltd.	5,023,506	210,482,526
West African Resources Ltd.(a)	4,064,407	2,853,351
Westgold Resources Ltd.(a)	783,898	1,413,398
Westpac Banking Corp.	16,066,287	260,466,553
Whitehaven Coal Ltd.(b)	4,144,786	4,754,231
WiseTech Global Ltd.	671,900	16,125,320
Woodside Petroleum Ltd.	4,330,392	81,301,419
Woolworths Group Ltd.	5,680,789	178,091,817
Worley Ltd.	1,613,704	14,139,268
Zip Co. Ltd.(a)(b)	1,859,468	10,371,942

		6,368,620,157

Austria — 0.3%
ams AG(a)	1,167,211	29,337,723
ANDRITZ AG	302,678	14,414,761
AT&S Austria Technologie & Systemtechnik AG	124,533	3,979,062
BAWAG Group AG(a)(c)	294,072	12,883,087
CA Immobilien Anlagen AG	351,112	15,143,092
DO & CO AG(a)(b)	32,803	2,243,688
Erste Group Bank AG(a)	1,304,380	40,013,455
EVN AG	160,593	3,761,614
IMMOFINANZ AG(a)	418,077	8,847,997
Lenzing AG(a)	72,243	9,303,410
Oesterreichische Post AG(b)	166,056	7,030,689
OMV AG	681,195	28,750,262
Raiffeisen Bank International AG(a)	653,663	12,841,166
S IMMO AG	296,065	6,395,277
S&T AG(a)(b)	302,217	7,952,760
Semperit AG Holding(a)	58,603	1,840,437
Telekom Austria AG	761,811	5,803,037
UNIQA Insurance Group AG	679,823	5,269,350
Verbund AG	304,549	27,527,746
Vienna Insurance Group AG Wiener Versicherung Gruppe	210,572	5,397,885
voestalpine AG	494,146	18,082,180

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Austria (continued)
Wienerberger AG	541,193	$18,436,171

		285,254,849

Belgium — 1.0%
Ackermans & van Haaren NV	91,837	14,080,484
Aedifica SA	149,699	18,132,371
Ageas SA/NV	786,824	40,425,539
AGFA-Gevaert NV(a)(b)	984,830	4,576,498
Anheuser-Busch InBev SA/NV	3,426,348	216,375,600
Barco NV	386,292	7,492,473
Befimmo SA	112,323	4,789,789
Bekaert SA	205,075	7,075,736
bpost SA(a)	376,220	4,472,427
Cie. d’Entreprises CFE(a)	38,165	3,880,889
Cofinimmo SA	90,819	13,615,463
D’ieteren SA/NV	140,845	11,139,430
Elia Group SA/NV	151,143	18,233,827
Etablissements Franz Colruyt NV	244,641	15,116,322
Euronav NV	825,670	6,640,565
Fagron	349,791	8,669,206
Galapagos NV(a)	192,908	20,164,673
Gimv NV	133,682	7,990,585
Groupe Bruxelles Lambert SA	482,510	47,939,551
Intervest Offices & Warehouses NV	4,919	132,669
Ion Beam Applications	109,674	1,910,704
KBC Ancora(a)	233,833	9,164,541
KBC Group NV(a)	1,112,716	78,028,129
Kinepolis Group NV(a)(b)	89,808	3,687,842
Melexis NV	105,322	11,810,311
Montea C.V.A.	24,664	3,014,408
Ontex Group NV(a)	340,660	3,875,872
Orange Belgium SA	186,865	5,051,246
Proximus SADP	638,335	13,478,419
Retail Estates NV	8,472	619,617
Sofina SA	68,078	22,083,026
Solvay SA	322,273	36,819,432
Telenet Group Holding NV	213,613	9,114,288
Tessenderlo Group SA(a)	157,725	6,745,028
UCB SA	571,758	59,404,655
Umicore SA	892,962	50,738,881
Warehouses De Pauw CVA	613,642	22,097,025
Xior Student Housing NV	79,292	4,855,125

		813,442,646

Denmark — 2.3%
ALK-Abello A/S(a)	35,073	13,795,456
Alm Brand A/S	464,997	5,225,710
Ambu A/S, Series B	747,108	35,451,629
AP Moller - Maersk A/S, Class A	14,563	27,712,994
AP Moller - Maersk A/S, Class B, NVS	27,484	57,104,946
Bavarian Nordic A/S(a)	316,229	11,353,665
Better Collective AS(a)	104,213	2,476,928
Brodrene Hartmann AS(a)	9,374	751,819
Carlsberg A/S, Class B	463,454	68,147,875
Chemometec A/S	63,159	5,261,531
Chr Hansen Holding A/S(a)	472,821	42,987,940
Coloplast A/S, Class B	527,996	79,121,779
D/S Norden A/S	167,571	3,010,913
Danske Bank A/S(a)	3,075,658	52,877,002
Demant A/S(a)	468,020	16,879,911
Dfds A/S(a)	180,534	8,032,908

Security	Shares	Value

Denmark (continued)
Drilling Co. of 1972 A/S (The)(a)	98,261	$2,725,370
DSV PANALPINA A/S	927,160	145,328,771
FLSmidth & Co. A/S(a)	210,752	7,418,663
Genmab A/S(a)	295,977	118,448,816
GN Store Nord A/S	588,558	45,184,949
H Lundbeck A/S	312,369	11,184,463
ISS A/S(a)	707,383	12,248,056
Jyske Bank A/S, Registered(a)(b)	295,364	11,144,901
Matas A/S(a)	257,449	3,204,445
Netcompany Group A/S(a)(c)	175,948	16,482,551
Nilfisk Holding A/S(a)	127,631	2,847,827
NKT A/S(a)	199,063	8,207,040
NNIT A/S(c)	68,355	1,183,540
Novo Nordisk A/S, Class B	7,719,268	536,389,514
Novozymes A/S, Class B	936,522	56,478,916
Orsted A/S(c)	849,276	161,892,371
Pandora A/S	453,918	43,983,038
Per Aarsleff Holding A/S	113,224	5,261,716
Ringkjoebing Landbobank A/S	155,525	13,692,907
ROCKWOOL International A/S, Class B	36,113	13,697,221
Royal Unibrew A/S	231,419	22,968,014
Scandinavian Tobacco Group A/S(c)	366,500	6,663,092
Schouw & Co. A/S	66,871	6,761,377
SimCorp A/S	195,728	25,481,087
Spar Nord Bank A/S(a)	477,339	4,374,178
Sydbank A/S(a)	337,292	7,063,188
Topdanmark A/S	204,364	9,453,754
Tryg A/S	525,633	16,433,544
Vestas Wind Systems A/S	885,022	192,848,636
Zealand Pharma A/S(a)	169,672	5,468,194

		1,944,713,145

Finland — 1.3%
Adapteo OYJ(a)	214,891	2,262,268
Admicom OYJ	13,511	1,805,597
Cargotec OYJ, Class B	210,068	9,156,993
Caverion OYJ(a)	466,473	3,354,971
Citycon OYJ(b)	392,496	3,857,663
Elisa OYJ	638,109	38,048,712
Finnair OYJ(a)(b)	3,373,626	2,553,439
Fortum OYJ	2,029,381	49,272,918
Huhtamaki OYJ	448,931	22,099,863
Kemira OYJ	550,028	9,335,160
Kesko OYJ, Class B	1,254,684	32,620,354
Kojamo OYJ	550,417	11,755,775
Kone OYJ, Class B	1,519,418	119,838,487
Konecranes OYJ	345,693	12,624,672
Metsa Board OYJ	978,030	10,545,352
Metso Outotec OYJ	2,875,320	28,819,117
Neles OYJ	481,970	6,224,347
Neste OYJ	1,908,624	135,138,926
Nokia OYJ(a)	25,379,731	122,225,325
Nokian Renkaat OYJ	579,993	21,322,210
Nordea Bank OYJ Abp(a)	14,437,939	117,627,638
Oriola OYJ, Class B	647,557	1,593,102
Orion OYJ, Class B	484,647	22,280,103
Outokumpu OYJ(a)(b)	1,627,414	7,606,078
Revenio Group OYJ	92,976	5,681,714
Sampo OYJ, Class A	2,088,750	88,004,745
Sanoma OYJ	385,913	7,407,762
Stora Enso OYJ, Class R	2,595,611	47,301,118

12	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Finland (continued)
TietoEVRY OYJ	444,969	$14,671,690
UPM-Kymmene OYJ	2,372,057	84,984,639
Uponor OYJ	315,070	7,418,248
Valmet OYJ	595,398	19,132,582
Wartsila OYJ Abp	1,945,527	19,159,510
YIT OYJ	886,381	5,276,635

		1,091,007,713

France — 9.4%
AB Science SA(a)	50,210	990,642
ABC arbitrage	424,109	3,812,850
Accor SA(a)	819,798	27,717,918
Aeroports de Paris(a)	136,096	15,707,588
Air France-KLM(a)(b)	963,129	5,708,944
Air Liquide SA	2,106,564	345,500,727
Airbus SE(a)	2,640,069	266,857,334
Albioma SA	205,382	10,467,305
ALD SA(c)	525,045	7,220,770
Alstom SA(a)	1,122,733	61,189,414
Alten SA(a)	145,673	15,414,795
Amundi SA(a)(c)	268,523	20,030,436
APERAM SA	256,269	11,099,314
Arkema SA	310,372	34,501,992
Atos SE(a)	442,441	34,121,870
AXA SA	8,588,871	190,953,538
BioMerieux	187,950	29,113,408
BNP Paribas SA(a)	5,028,974	243,043,890
Boiron SA	39,687	1,648,978
Bollore SA	4,149,005	16,865,935
Bonduelle SCA	95,119	2,345,870
Bouygues SA	1,011,376	39,835,126
Bureau Veritas SA(a)	1,272,086	33,520,969
Capgemini SE	722,219	104,852,153
Carmila SA	223,577	3,063,915
Carrefour SA	2,723,001	46,281,354
Casino Guichard Perrachon SA(a)(b)	201,987	6,871,032
Cellectis SA(a)(b)	200,013	5,661,802
CGG SA(a)	3,451,468	3,520,601
Cie. de Saint-Gobain(a)	2,314,803	115,527,403
Cie. Generale des Etablissements Michelin SCA	756,424	104,671,769
Cie. Plastic Omnium SA	320,699	12,623,598
CNP Assurances(a)	775,285	11,792,510
Coface SA(a)	549,922	5,424,974
Covivio	221,089	18,224,580
Credit Agricole SA(a)	5,102,782	58,150,090
Danone SA	2,742,991	183,151,992
Dassault Aviation SA(a)	11,893	12,462,095
Dassault Systemes SE	592,531	118,597,911
Derichebourg SA(a)	645,978	4,375,253
Edenred	1,121,319	60,989,745
Eiffage SA(a)	375,968	34,229,859
Electricite de France SA(a)	2,785,107	34,783,681
Elior Group SA(c)	504,429	3,189,784
Elis SA(a)	886,958	13,404,912
Engie SA(a)	8,162,608	127,132,769
EssilorLuxottica SA	1,282,634	182,317,832
Eurazeo SE(a)	201,943	14,180,684
Eurofins Scientific SE(a)	596,471	57,377,995
Eutelsat Communications SA	783,064	9,365,035
Faurecia SE(a)	354,676	18,679,336
FFP	30,289	3,344,948

Security	Shares	Value

France (continued)
Fnac Darty SA(a)	95,869	$5,406,595
Gaztransport Et Technigaz SA	116,078	10,633,147
Gecina SA	206,561	29,511,833
Getlink SE(a)	2,050,455	31,686,764
Guerbet	31,918	1,293,219
Hermes International	140,257	143,577,550
ICADE	128,621	9,289,755
Iliad SA	65,829	12,208,283
Imerys SA	177,754	8,430,818
Innate Pharma SA(a)(b)	307,950	1,320,673
Ipsen SA	173,132	15,154,858
IPSOS	203,476	6,526,159
JCDecaux SA(a)	333,644	6,509,826
Kaufman & Broad SA	47,113	2,166,443
Kering SA	339,282	223,244,113
Klepierre SA	898,572	21,691,585
Korian SA(a)(b)	353,928	13,114,608
La Francaise des Jeux SAEM(c)	375,156	16,157,296
Lagardere SCA(a)(b)	251,888	5,875,560
Legrand SA	1,174,921	108,340,536
LISI(a)	97,106	2,224,991
L’Oreal SA	1,121,853	395,388,671
LVMH Moet Hennessy Louis Vuitton SE	1,244,455	753,373,992
Maisons du Monde SA(a)(c)	255,499	4,485,363
McPhy Energy SA(a)	92,935	3,471,882
Mercialys SA	309,605	2,813,521
Mersen SA(a)	112,525	3,445,007
Metropole Television SA(a)	206,942	3,524,822
Nacon SA(a)	94,551	907,473
Natixis SA(a)	4,293,737	16,291,008
Neoen SA(a)(c)	145,167	10,264,349
Nexans SA(a)	154,953	11,568,110
Nexity SA	215,204	9,710,303
Novacyt SA(a)	314,584	3,814,237
Orange SA	8,770,945	103,404,089
Orpea(a)	236,814	32,827,179
Pernod Ricard SA	939,118	177,643,498
Pharmagest Interactive	16,897	2,356,633
Publicis Groupe SA	978,931	50,854,609
Quadient SA	189,552	4,147,464
Remy Cointreau SA	104,438	19,425,593
Renault SA(a)	862,596	36,930,389
Rexel SA(a)	1,143,388	17,454,068
Rubis SCA	415,605	18,853,658
Safran SA(a)	1,444,760	182,720,375
Sanofi	5,061,032	474,368,184
Sartorius Stedim Biotech	127,155	53,295,811
Schneider Electric SE	2,414,865	354,845,473
SCOR SE(a)	720,586	21,973,543
SEB SA	101,825	19,409,659
SES SA	1,706,765	14,597,784
Societe BIC SA	123,727	7,073,868
Societe Generale SA(a)	3,624,006	67,970,503
Sodexo SA(a)	396,585	35,393,845
SOITEC(a)	107,163	21,611,927
Solutions 30 SE(a)(b)	417,202	5,524,760
Sopra Steria Group(a)	82,253	13,680,304
SPIE SA(a)	571,184	12,698,946
STMicroelectronics NV	2,902,072	117,300,948
Suez SA	1,542,365	31,761,237

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Tarkett SA(a)	170,979	$3,059,751
Teleperformance	269,756	88,551,719
Television Francaise 1(a)	328,424	2,856,857
Thales SA	478,918	43,160,705
TOTAL SE	11,304,552	479,244,456
Trigano SA	52,272	9,208,262
Ubisoft Entertainment SA(a)	408,527	40,896,724
Unibail-Rodamco-Westfield	622,564	52,566,535
Valeo SA(b)	1,060,357	39,728,944
Valneva SE(a)	283,504	3,265,187
Veolia Environnement SA	2,416,496	64,763,771
Verallia SA(c)	97,713	3,223,018
Vicat SA	84,219	3,627,161
Vinci SA	2,316,716	215,540,407
Virbac SA(a)	25,180	6,561,809
Vivendi SA	3,725,765	114,609,258
Wendel SE	117,246	13,560,494
Worldline SA(a)(c)	1,069,483	91,030,003

		7,858,921,983

Germany — 8.0%
Aareal Bank AG(a)	260,903	5,971,735
Adesso SE	12,398	1,739,699
adidas AG(a)	858,456	273,249,811
ADLER Group SA(a)(c)	372,417	11,247,893
ADVA Optical Networking SE(a)	349,786	3,845,843
Aixtron SE(a)	585,270	10,964,307
Allgeier SE(b)	32,684	865,630
Allianz SE, Registered	1,869,729	423,686,484
alstria office REIT-AG	684,401	11,806,999
Aroundtown SA	4,655,934	32,445,651
Aurubis AG	162,402	12,548,419
BASF SE	4,087,054	316,939,055
Bayer AG, Registered	4,409,745	267,414,585
Bayerische Motoren Werke AG	1,481,829	126,037,188
BayWa AG	71,190	2,802,235
Bechtle AG	122,368	26,031,221
Beiersdorf AG	453,402	49,762,714
Bertrandt AG	34,057	1,789,505
Bilfinger SE(b)	157,416	5,339,552
Borussia Dortmund GmbH & Co. KGaA(a)(b)	389,791	2,434,083
Brenntag AG	699,467	55,014,917
Cancom SE	195,320	11,627,419
Carl Zeiss Meditec AG, Bearer	184,585	28,928,549
Ceconomy AG(a)	251,594	1,621,535
Cewe Stiftung & Co. KGaA	41,672	5,599,381
Commerzbank AG(a)	4,629,571	30,822,073
CompuGroup Medical SE & Co. KgaA	121,276	12,022,798
Continental AG	499,302	70,214,183
Covestro AG(c)	795,509	54,276,613
CTS Eventim AG & Co. KGaA(a)	287,529	17,004,848
Daimler AG, Registered	3,846,119	271,574,421
Delivery Hero SE(a)(c)	584,210	89,074,471
Dermapharm Holding SE	66,229	4,671,601
Deutsche Bank AG, Registered(a)	8,879,380	90,281,081
Deutsche Beteiligungs AG	96,026	4,199,832
Deutsche Boerse AG	852,194	137,284,825
Deutsche EuroShop AG(a)	274,532	5,896,791
Deutsche Lufthansa AG, Registered(a)(b)	1,327,807	17,172,011
Deutsche Pfandbriefbank AG(a)(c)	754,281	7,440,973
Deutsche Post AG, Registered	4,398,857	218,095,637

Security	Shares	Value

Germany (continued)
Deutsche Telekom AG, Registered	14,945,221	$266,907,155
Deutsche Wohnen SE	1,550,309	76,996,271
Deutz AG(a)	720,714	4,693,192
DIC Asset AG	304,397	5,155,178
Duerr AG(b)	279,823	11,402,157
E.ON SE	10,075,009	106,856,323
Encavis AG(b)	468,507	12,778,297
Evonik Industries AG	950,160	31,375,217
Evotec SE(a)(b)	608,391	24,021,863
Exasol AG(a)	49,482	1,382,661
Flatexdegiro AG(a)	49,068	4,536,528
Fraport AG Frankfurt Airport Services Worldwide(a)	165,730	9,016,246
Freenet AG	599,224	12,539,753
Fresenius Medical Care AG & Co. KGaA	955,243	77,523,053
Fresenius SE & Co. KGaA	1,879,234	83,948,904
GEA Group AG	691,943	23,991,910
Gerresheimer AG	146,635	15,632,387
Grand City Properties SA	528,490	13,175,123
Grenke AG(b)	127,716	6,355,442
Hamborner REIT AG	481,104	5,457,414
Hamburger Hafen und Logistik AG	157,292	3,401,474
Hannover Rueck SE	264,647	41,154,515
HeidelbergCement AG	657,797	48,764,596
HelloFresh SE(a)	665,234	56,411,857
Henkel AG & Co. KGaA	469,893	44,071,397
HOCHTIEF AG	106,902	9,967,925
Home24 SE(a)	111,750	2,882,293
Hornbach Holding AG & Co. KGaA	50,683	4,802,833
Hugo Boss AG	289,683	10,346,915
Hypoport SE(a)	22,081	15,076,328
Indus Holding AG	99,049	4,019,177
Infineon Technologies AG	5,849,952	235,422,913
Jenoptik AG	276,811	9,618,114
K+S AG, Registered(b)	863,166	9,784,001
KION Group AG	321,112	27,838,890
Kloeckner & Co. SE(a)	398,397	3,661,555
Knorr-Bremse AG	322,020	42,713,629
Koenig & Bauer AG(a)	87,043	2,694,473
Krones AG	78,670	6,527,853
KWS Saat SE & Co. KGaA	53,018	4,644,074
LANXESS AG	375,414	28,350,584
LEG Immobilien AG	329,334	47,372,773
Medios AG(a)	42,988	2,005,483
Merck KGaA	585,608	97,967,377
METRO AG	725,934	8,496,583
MLP SE	485,548	3,444,971
MorphoSys AG(a)	149,560	17,962,906
MTU Aero Engines AG	241,295	56,284,666
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	630,816	167,683,588
Nagarro SE(a)	32,684	2,993,968
Nemetschek SE	279,063	19,731,758
New Work SE	19,387	5,381,921
Nordex SE(a)	346,666	9,905,790
Norma Group SE	172,267	8,618,446
OSRAM Licht AG(a)	180,303	11,259,176
PATRIZIA AG	270,933	8,294,744
Pfeiffer Vacuum Technology AG	35,264	7,694,465
ProSiebenSat.1 Media SE(a)	957,727	17,406,597
Puma SE(a)	440,489	43,229,425

14	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Rational AG(b)	22,920	$22,095,411
Rheinmetall AG	199,501	21,168,925
RWE AG	2,888,665	124,444,713
SAP SE	4,688,026	596,886,606
Scout24 AG(c)	521,773	40,442,949
SGL Carbon SE(a)(b)	358,027	2,718,544
Siemens AG, Registered	3,416,573	531,052,662
Siemens Healthineers AG(c)	1,209,240	67,990,212
Siltronic AG(b)	110,429	18,916,587
Sirius Real Estate Ltd.	2,450,996	3,194,057
Sixt SE(a)(b)	69,972	8,160,862
SMA Solar Technology AG(a)	72,990	5,338,268
Software AG	245,749	9,989,833
Stabilus SA	125,065	9,382,386
Stratec SE	33,982	5,614,724
Stroeer SE & Co. KGaA	157,607	14,255,444
Suedzucker AG	360,843	5,273,810
Symrise AG	586,365	73,160,897
TAG Immobilien AG	638,239	19,679,565
Takkt AG(a)	170,954	2,147,535
TeamViewer AG(a)(c)	682,992	35,439,348
Telefonica Deutschland Holding AG	4,404,138	12,097,678
thyssenkrupp AG(a)	1,885,084	21,999,552
TUI AG(b)	3,503,116	16,980,991
Uniper SE	916,347	32,173,503
United Internet AG, Registered(d)	481,051	20,951,775
Varta AG(a)(b)	89,892	16,075,681
VERBIO Vereinigte BioEnergie AG	29,027	1,472,310
Volkswagen AG	149,667	31,729,412
Vonovia SE	2,355,765	157,811,725
Vossloh AG(a)	58,562	3,069,992
Wacker Chemie AG	70,333	10,219,529
Wacker Neuson SE(a)	194,921	3,931,038
Westwing Group AG(a)	50,811	2,274,452
Zalando SE(a)(c)	692,495	79,689,091
Zeal Network SE	59,854	3,017,740
zooplus AG(a)	33,346	7,737,803

		6,699,967,285

Hong Kong — 3.1%
AIA Group Ltd.	54,170,800	654,966,565
ASM Pacific Technology Ltd.	1,416,900	20,667,332
Atlas Corp.	383,557	4,311,181
Bank of East Asia Ltd. (The)(b)	5,895,800	12,789,434
BOC Hong Kong Holdings Ltd.	16,855,500	50,432,701
Brightoil Petroleum Holdings Ltd.(a)(e)	6,240,000	8
Budweiser Brewing Co. APAC Ltd.(b)(c)	7,679,100	25,798,868
Cafe de Coral Holdings Ltd.	1,598,000	3,285,093
Champion REIT	9,943,000	5,719,195
Chow Sang Sang Holdings International Ltd.	850,000	1,022,782
CITIC Telecom International Holdings Ltd.	10,685,000	3,376,162
CK Asset Holdings Ltd.	11,620,016	58,370,954
CK Hutchison Holdings Ltd.	11,921,516	82,563,554
CK Infrastructure Holdings Ltd.	2,962,500	15,798,523
CK Life Sciences International Holdings Inc.(b)	12,842,000	1,440,902
CLP Holdings Ltd.	7,384,500	69,236,979
C-Mer Eye Care Holdings Ltd.	974,000	786,350
Comba Telecom Systems Holdings Ltd.(b)	8,072,000	2,404,782
Cowell e Holdings Inc.	2,037,000	1,534,216
Dah Sing Banking Group Ltd.	2,782,800	2,770,651
Dah Sing Financial Holdings Ltd.	812,800	2,306,158

Security	Shares	Value

Hong Kong (continued)
ESR Cayman Ltd.(a)(c)	7,493,200	$26,768,849
Far East Consortium International Ltd.	6,014,000	2,202,746
First Pacific Co. Ltd.	12,674,250	3,922,980
Futu Holdings Ltd., ADR(a)(b)	149,793	14,890,922
Galaxy Entertainment Group Ltd.	9,927,000	75,279,713
Guotai Junan International Holdings Ltd.	21,374,000	3,390,576
Haitong International Securities Group Ltd.	15,976,000	4,450,455
Hang Lung Group Ltd.	4,470,000	11,333,750
Hang Lung Properties Ltd.	8,758,000	23,380,721
Hang Seng Bank Ltd.(b)	3,487,100	63,096,414
Health and Happiness H&H International Holdings Ltd.(b)	1,074,500	5,245,114
Henderson Land Development Co. Ltd.	6,679,570	27,308,030
HK Electric Investments & HK Electric Investments Ltd.	12,110,500	11,963,919
HKBN Ltd.	4,016,500	5,822,328
HKT Trust & HKT Ltd.	17,340,200	22,855,336
Hong Kong & China Gas Co. Ltd.	48,640,347	69,881,861
Hong Kong Exchanges & Clearing Ltd.	5,297,200	339,808,905
Hong Kong Television Network Ltd.(a)	1,702,000	3,226,707
Hongkong Land Holdings Ltd.	5,295,600	24,518,628
Hsin Chong Group Holdings Ltd.(a)(e)	7,490,000	10
Hutchison Telecommunications Hong Kong Holdings Ltd.	11,096,000	1,760,168
Hysan Development Co. Ltd.	2,653,000	9,665,811
IGG Inc.(b)	3,565,000	4,634,498
Jardine Matheson Holdings Ltd.(b)	989,000	57,164,200
Jardine Strategic Holdings Ltd.	1,025,800	26,660,542
Johnson Electric Holdings Ltd.	1,644,250	4,866,684
Kerry Logistics Network Ltd.	2,811,000	6,003,490
Kerry Properties Ltd.	2,610,000	6,782,631
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	5,294,000	662,275
Lifestyle International Holdings Ltd.(a)	2,827,000	2,012,554
Link REIT	9,280,000	81,025,039
Luk Fook Holdings International Ltd.	1,434,000	3,110,697
Man Wah Holdings Ltd.	8,520,400	18,900,402
Melco International Development Ltd.	4,064,000	7,117,641
Melco Resorts & Entertainment Ltd., ADR	990,551	15,838,910
MGM China Holdings Ltd.	3,385,200	5,116,754
MTR Corp. Ltd.	6,952,000	40,480,897
New World Development Co. Ltd.	6,800,000	31,615,262
NWS Holdings Ltd.	7,227,166	6,971,917
Pacific Basin Shipping Ltd.	24,300,000	4,230,801
Pacific Textiles Holdings Ltd.	4,280,000	2,660,562
PCCW Ltd.	20,488,000	11,414,737
Power Assets Holdings Ltd.	6,220,000	33,130,122
Prosperity REIT	7,747,000	2,407,871
Realord Group Holdings Ltd.(a)	2,010,000	1,355,752
Sa Sa International Holdings Ltd.(a)(b)	7,534,000	1,117,393
Sands China Ltd.	11,176,400	44,467,192
Shangri-La Asia Ltd.(a)	7,118,000	6,058,771
Shun Tak Holdings Ltd.	8,738,000	2,558,118
Sino Land Co. Ltd.	14,072,000	19,600,276
SITC International Holdings Co. Ltd.	6,771,000	15,561,201
SJM Holdings Ltd.	9,634,000	10,362,279
SmarTone Telecommunications Holdings Ltd.	1,757,000	944,910
Sun Hung Kai Properties Ltd.	5,716,000	78,141,310
Sunlight REIT	2,113,000	1,027,362
Swire Pacific Ltd., Class A	2,311,500	14,473,239

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Swire Properties Ltd.	5,179,800	$15,064,064
Techtronic Industries Co. Ltd.	6,347,000	95,607,937
Television Broadcasts Ltd.	1,401,200	1,358,941
Texhong Textile Group Ltd.	1,222,500	1,295,995
Town Health International Medical Group Ltd.(a)(b)(e)	4,701,000	2,049
United Laboratories International Holdings Ltd. (The)	4,344,000	3,019,682
Value Partners Group Ltd.	7,438,000	4,940,217
Vitasoy International Holdings Ltd.(b)	3,056,000	13,341,192
VTech Holdings Ltd.	820,400	6,570,522
WH Group Ltd.(c)	43,803,000	35,589,920
Wharf Real Estate Investment Co. Ltd.(b)	7,986,000	42,382,030
Wynn Macau Ltd.(a)	7,398,800	11,755,865
Xinyi Glass Holdings Ltd.	9,446,000	22,902,790
Yue Yuen Industrial Holdings Ltd.	3,465,000	7,561,121

		2,600,224,947

Ireland — 0.7%
AIB Group PLC(a)	3,498,623	6,248,201
Bank of Ireland Group PLC(a)	4,062,452	15,201,257
C&C Group PLC(a)	1,567,233	4,971,408
Cairn Homes PLC(a)	3,219,858	3,704,480
CRH PLC(a)	3,564,505	148,883,181
Dalata Hotel Group PLC(a)	1,041,826	4,227,486
Flutter Entertainment PLC(a)	727,762	136,027,719
Glanbia PLC	861,349	10,652,891
Grafton Group PLC	1,121,180	13,340,673
Greencore Group PLC(a)	2,541,840	4,062,889
Hibernia REIT PLC	3,205,638	4,268,404
Irish Residential Properties REIT PLC	1,328,515	2,333,863
Kerry Group PLC, Class A	696,148	94,639,449
Kingspan Group PLC(a)	685,637	46,646,903
Origin Enterprises PLC	590,979	2,351,386
Smurfit Kappa Group PLC	1,094,887	52,781,472
UDG Healthcare PLC	1,297,512	14,539,028

		564,880,690

Israel — 0.9%
AFI Properties Ltd.(a)	61,030	2,245,326
Airport City Ltd.(a)	430,227	6,243,296
Alony Hetz Properties & Investments Ltd.	828,919	10,588,945
Altshuler Shaham Provident Funds & Pension Ltd.	275,401	1,513,516
Amot Investments Ltd.	534,110	2,984,219
Arad Investment & Industrial Development Ltd.	14,567	1,388,519
AudioCodes Ltd.	106,034	3,226,052
Azrieli Group Ltd.	199,972	12,333,021
Bank Hapoalim BM(a)	5,439,617	38,862,711
Bank Leumi Le-Israel BM(b)	6,948,669	43,491,501
Bezeq The Israeli Telecommunication Corp. Ltd.(a)	9,880,983	10,199,861
Caesarstone Ltd.	177,829	2,237,089
Camtek Ltd./Israel(a)(b)	109,667	2,594,936
Cellcom Israel Ltd.(a)	442,546	1,848,389
Check Point Software Technologies Ltd.(a)(b)	513,813	65,634,473
Clal Insurance Enterprises Holdings Ltd.(a)	299,245	4,472,275
Compugen Ltd.(a)(b)	393,936	4,790,262
CyberArk Software Ltd.(a)	180,400	28,909,100
Danel Adir Yeoshua Ltd.	23,739	3,573,208
Delek Automotive Systems Ltd.	222,245	2,229,032
Doral Group Renewable Energy Resources Ltd.(a)	275,743	1,408,476
Elbit Systems Ltd.	118,988	16,602,301
Electra Consumer Products 1970 Ltd.	48,099	1,875,322
Electra Ltd./Israel	7,850	4,153,528

Security	Shares	Value

Israel (continued)
Electreon Wireless Ltd.(a)	21,428	$1,489,682
Energix-Renewable Energies Ltd.	853,422	3,230,981
Enlight Renewable Energy Ltd.(a)	3,753,871	7,071,531
First International Bank of Israel Ltd.	429,208	11,351,020
Fiverr International Ltd.(a)(b)	51,719	10,680,491
Formula Systems 1985 Ltd.	30,301	2,664,393
Fox Wizel Ltd.	35,155	3,273,677
Gazit-Globe Ltd.	610,355	3,730,744
Gev-Yam Land Corp Ltd.	557,198	4,465,682
Harel Insurance Investments & Financial Services Ltd.(a)	850,189	7,358,977
ICL Group Ltd.	3,264,963	17,604,264
Inmode Ltd.(a)(b)	75,441	4,440,457
Isracard Ltd.	111,095	422,293
Israel Corp. Ltd. (The)(a)	26,732	5,559,747
Israel Discount Bank Ltd., Class A	5,935,048	23,321,243
Isras Investment Co. Ltd.	6,968	1,420,065
Ituran Location and Control Ltd.	146,449	2,803,034
Kornit Digital Ltd.(a)(b)	207,668	18,821,989
Magic Software Enterprises Ltd.	112,769	1,879,885
Matrix IT Ltd.	148,653	3,236,027
Mega Or Holdings Ltd.(b)	72,607	2,134,783
Melisron Ltd.	124,931	6,484,374
Migdal Insurance & Financial Holdings Ltd.(a)	2,930,447	3,295,221
Mivne Real Estate KD Ltd.	2,677,358	6,473,299
Mizrahi Tefahot Bank Ltd.	695,203	16,405,288
Nano-X Imaging Ltd.(a)(b)	51,370	3,892,819
Nice Ltd.(a)	290,233	75,320,749
Nova Measuring Instruments Ltd.(a)	77,026	5,752,316
Oil Refineries Ltd.(a)	11,348,902	2,286,897
One Software Technologies Ltd.	15,150	1,815,983
Partner Communications Co. Ltd.(a)	664,305	3,202,569
Paz Oil Co. Ltd.	57,819	5,737,238
Phoenix Holdings Ltd. (The)(a)	588,537	4,671,927
Radware Ltd.(a)	275,537	7,811,474
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	63,691	4,241,140
REIT 1 Ltd.	683,821	3,177,650
Sapiens International Corp. NV	95,788	3,217,012
Shapir Engineering and Industry Ltd.	586,641	4,262,833
Shikun & Binui Ltd.(a)	1,388,364	8,053,893
Shufersal Ltd.(b)	997,638	8,361,116
Strauss Group Ltd.(b)	289,219	8,260,751
Summit Real Estate Holdings Ltd.	9,897	138,606
Tadiran Holdings Ltd.	14,159	1,296,889
Taro Pharmaceutical Industries Ltd.(a)(b)	42,602	3,184,073
Teva Pharmaceutical Industries Ltd., ADR(a)(b)	4,906,550	57,799,159
Tower Semiconductor Ltd.(a)	504,362	14,627,472
UroGen Pharma Ltd.(a)(b)	20,329	448,661
Wix.com Ltd.(a)	249,397	61,613,529

		732,199,261

Italy — 2.1%
A2A SpA	6,772,743	11,025,795
ACEA SpA	330,941	6,573,685
Amplifon SpA(a)	554,937	22,066,336
Anima Holding SpA(c)	1,774,093	8,267,906
Assicurazioni Generali SpA(a)	4,748,309	81,281,275
ASTM SpA(a)	404,148	9,014,749
Atlantia SpA(a)	2,255,188	35,905,445
Autogrill SpA(a)	685,743	3,645,686

16	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Italy (continued)
Azimut Holding SpA	534,089	$11,264,292
Banca Farmafactoring SpA(a)(c)	409,573	2,261,548
Banca Generali SpA(a)	344,453	10,721,354
Banca IFIS SpA(a)	138,861	1,412,881
Banca Mediolanum SpA(a)	1,074,026	8,540,140
Banca Popolare di Sondrio SCPA(a)	2,497,122	6,146,385
Banco BPM SpA(a)	7,028,076	15,475,867
BPER Banca(a)(b)	5,406,420	9,980,471
Brunello Cucinelli SpA(a)(b)	168,508	6,763,961
Buzzi Unicem SpA	486,931	12,026,669
Carel Industries SpA(c)	59,298	1,224,699
Cerved Group SpA(a)	991,710	8,469,944
CIR SpA-Compagnie Industriali(a)	3,887,905	2,172,771
CNH Industrial NV(a)	4,557,924	58,447,489
Credito Emiliano SpA(a)	475,158	2,453,395
Credito Valtellinese SpA(a)	341,921	4,785,406
Danieli & C Officine Meccaniche SpA	85,985	1,702,750
De’ Longhi SpA	329,654	11,862,711
DiaSorin SpA	112,346	24,649,942
Enav SpA(c)	1,247,823	5,302,899
Enel SpA	36,269,488	360,926,600
Eni SpA	11,412,804	115,803,953
ERG SpA	313,076	9,577,365
Falck Renewables SpA	555,848	4,298,283
Ferrari NV	566,980	118,649,936
FinecoBank Banca Fineco SpA(a)	2,549,896	39,885,059
Freni Brembo SpA(a)	823,715	11,248,221
GVS SpA(a)(c)	311,795	5,663,056
Hera SpA	3,715,975	13,019,928
Illimity Bank SpA(a)	9,145	98,215
Infrastrutture Wireless Italiane SpA(c)	1,505,446	16,213,787
Interpump Group SpA	368,549	16,584,667
Intesa Sanpaolo SpA(a)	73,763,528	161,773,561
Iren SpA	3,251,010	8,033,592
Italgas SpA	2,313,344	13,917,505
Juventus Football Club SpA(a)(b)	2,757,932	2,573,270
Leonardo SpA	1,326,259	9,242,257
Maire Tecnimont SpA(a)(b)	1,016,620	2,331,853
MARR SpA(a)	212,759	4,440,702
Mediobanca Banca di Credito Finanziario SpA(a)	2,894,046	25,891,651
Moncler SpA(a)	872,749	49,420,712
Nexi SpA(a)(c)	1,947,933	34,669,867
Piaggio & C SpA	1,324,676	4,705,736
Pirelli & C SpA(a)(c)	1,568,924	8,215,230
Poste Italiane SpA(c)	2,411,267	23,658,225
Prysmian SpA	1,073,159	34,732,723
Recordati Industria Chimica e Farmaceutica SpA	492,518	25,561,945
Reply SpA	124,153	15,234,182
Saipem SpA(b)	2,733,760	7,200,459
Salvatore Ferragamo SpA(a)(b)	302,423	5,904,338
Saras SpA(a)	3,008,217	1,982,665
Snam SpA	9,257,396	48,676,196
Societa Cattolica di Assicurazioni SC(a)	814,384	3,813,129
Tamburi Investment Partners SpA	193,193	1,556,128
Technogym SpA(a)(c)	583,132	5,982,836
Telecom Italia SpA/Milano	38,782,951	16,651,292
Tenaris SA	2,077,452	16,228,654
Terna Rete Elettrica Nazionale SpA	6,350,724	46,246,675
Tod’s SpA(a)(b)	60,025	1,884,366
UniCredit SpA(a)	9,457,493	86,829,238

Security	Shares	Value

Italy (continued)
Unipol Gruppo SpA(a)	2,360,460	$10,392,628
Webuild SpA(b)	1,317,781	1,959,590

		1,775,126,726

Japan — 25.7%
77 Bank Ltd. (The)	379,700	4,776,397
ABC-Mart Inc.	148,200	8,422,465
Acom Co. Ltd.	2,207,100	9,697,369
Activia Properties Inc.	2,631	10,529,529
Adastria Co. Ltd.	142,600	2,606,967
ADEKA Corp.	496,700	8,316,683
Advance Residence Investment Corp.	5,487	16,246,908
Advantest Corp.	923,500	73,124,934
Aeon Co. Ltd.	2,939,800	91,988,966
Aeon Delight Co. Ltd.	110,300	2,887,743
AEON Financial Service Co. Ltd.	591,100	7,091,280
Aeon Mall Co. Ltd.	521,600	8,429,698
AEON REIT Investment Corp.	8,244	10,866,536
AGC Inc.	820,700	28,455,428
Ai Holdings Corp.	189,100	3,560,018
AI inside Inc.(a)	3,100	1,921,677
Aica Kogyo Co. Ltd.	243,200	7,921,219
Aichi Steel Corp.	40,700	1,185,682
Aida Engineering Ltd.	355,400	3,357,282
Aiful Corp.(a)	2,243,500	5,700,091
Ain Holdings Inc.	121,900	7,649,678
Air Water Inc.	732,600	11,846,715
Aisin Seiki Co. Ltd.	707,400	21,655,447
Ajinomoto Co. Inc.	2,064,500	48,765,543
Alfresa Holdings Corp.	878,700	17,499,303
Alps Alpine Co. Ltd.	954,376	12,725,621
Amada Co. Ltd.	1,532,600	17,200,487
Amano Corp.	346,600	8,051,303
ANA Holdings Inc.(a)	648,700	13,755,327
AnGes Inc.(a)(b)	605,600	6,929,737
Anicom Holdings Inc.	278,400	3,018,138
Anritsu Corp.(b)	640,100	15,792,333
AOKI Holdings Inc.	159,600	814,045
Aozora Bank Ltd.	535,700	9,854,895
Arcs Co. Ltd.	202,300	4,477,092
Ariake Japan Co. Ltd.	80,100	5,194,890
Aruhi Corp.	126,900	2,092,071
As One Corp.	59,900	8,776,599
Asahi Group Holdings Ltd.	2,024,700	81,456,005
Asahi Holdings Inc.	180,100	6,889,541
Asahi Intecc Co. Ltd.	927,600	30,478,476
Asahi Kasei Corp.	5,704,100	63,445,479
Asics Corp.	749,400	13,177,758
ASKUL Corp.	121,700	4,300,969
Astellas Pharma Inc.	8,409,600	135,949,644
Atom Corp.(b)	656,300	5,604,205
Autobacs Seven Co. Ltd.	457,900	6,289,319
Avex Inc.	200,100	2,436,864
Awa Bank Ltd. (The)	165,500	3,446,105
Azbil Corp.	591,200	30,154,334
Bandai Namco Holdings Inc.	931,100	79,516,358
Bank of Iwate Ltd. (The)	41,700	768,719
Bank of Kyoto Ltd. (The)	265,900	13,943,273
Bank of Nagoya Ltd. (The)	33,600	834,424
Bank of Okinawa Ltd. (The)	59,700	1,526,500
Bank of the Ryukyus Ltd.	186,600	1,306,441

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
BASE Inc.(a)(b)	72,600	$7,440,642
BayCurrent Consulting Inc.	62,800	9,459,439
Belc Co. Ltd.	40,500	2,286,212
Benefit One Inc.	362,400	10,273,683
Benesse Holdings Inc.	361,100	6,956,767
Bengo4.com Inc.(a)(b)	38,300	4,280,147
Bic Camera Inc.	572,600	6,180,219
BML Inc.	129,100	4,500,836
Bridgestone Corp.	2,384,500	88,096,337
Broadleaf Co. Ltd.	663,000	3,995,921
Brother Industries Ltd.	1,073,700	23,854,303
Bushiroad Inc.(a)(b)	29,100	625,110
Calbee Inc.	407,200	12,037,671
Canon Electronics Inc.	95,000	1,592,483
Canon Inc.	4,546,600	99,643,476
Canon Marketing Japan Inc.	226,100	4,958,456
Capcom Co. Ltd.	435,300	27,399,847
Casio Computer Co. Ltd.	853,700	15,085,200
Cawachi Ltd.	96,800	2,707,201
Central Glass Co. Ltd.	184,700	3,766,507
Central Japan Railway Co.	650,200	91,914,227
Change Inc.(a)(b)	145,200	5,069,067
Chiba Bank Ltd. (The)	2,816,900	15,309,385
Chiyoda Co. Ltd.	73,900	654,332
Chofu Seisakusho Co. Ltd.	31,300	605,999
Chubu Electric Power Co. Inc.	2,885,400	35,318,211
Chudenko Corp.	12,700	257,773
Chugai Pharmaceutical Co. Ltd.	3,023,300	158,016,119
Chugoku Bank Ltd. (The)	869,800	6,754,357
Chugoku Electric Power Co. Inc. (The)	1,197,800	14,747,258
Citizen Watch Co. Ltd.	1,564,400	4,736,757
CKD Corp.	350,900	7,960,146
Coca-Cola Bottlers Japan Holdings Inc.	579,250	8,769,390
cocokara fine Inc.	95,500	6,211,901
COLOPL Inc.	346,600	3,022,549
Colowide Co. Ltd.(b)	346,500	6,291,576
Comforia Residential REIT Inc.	3,885	11,039,567
COMSYS Holdings Corp.	531,200	15,728,736
Concordia Financial Group Ltd.	4,940,500	17,884,803
Cosel Co. Ltd.	142,300	1,537,240
Cosmo Energy Holdings Co. Ltd.	330,800	7,314,600
Cosmos Pharmaceutical Corp.	90,900	13,874,416
Create Restaurants Holdings Inc.(a)(b)	414,500	3,175,214
Create SD Holdings Co. Ltd.	148,100	4,809,590
Credit Saison Co. Ltd.	730,300	8,293,870
Curves Holdings Co. Ltd.	53,400	424,874
CyberAgent Inc.	467,700	29,349,912
CYBERDYNE Inc.(a)	496,800	3,046,426
Cybozu Inc.	104,300	2,617,089
Dai Nippon Printing Co. Ltd.	1,198,100	20,598,691
Daibiru Corp.	198,200	2,250,917
Daicel Corp.	1,176,400	8,932,977
Daido Steel Co. Ltd.	115,000	4,690,291
Daifuku Co. Ltd.	475,300	54,160,457
Daihen Corp.	106,900	5,049,148
Dai-ichi Life Holdings Inc.	4,876,700	73,875,985
Daiichi Sankyo Co. Ltd.	7,635,000	245,396,390
Daiichikosho Co. Ltd.	185,900	6,392,282
Daikin Industries Ltd.	1,115,100	235,438,994
Daikyonishikawa Corp.	190,800	1,412,388

Security	Shares	Value

Japan (continued)
Daio Paper Corp.	391,900	$7,067,264
Daiseki Co. Ltd.	198,600	6,288,352
Daishi Hokuetsu Financial Group Inc.	181,500	3,786,198
Daito Trust Construction Co. Ltd.	294,200	30,601,633
Daiwa House Industry Co. Ltd.	2,531,800	71,689,394
Daiwa House REIT Investment Corp.	8,557	22,991,395
Daiwa Office Investment Corp.	1,501	9,706,070
Daiwa Securities Group Inc.	7,124,200	33,833,060
Daiwa Securities Living Investments Corp.	10,041	9,629,079
Daiwabo Holdings Co. Ltd.	89,500	7,539,902
DCM Holdings Co. Ltd.	641,900	6,492,880
Demae-Can Co. Ltd.(a)	112,700	2,906,443
DeNA Co. Ltd.	484,700	9,050,943
Denka Co. Ltd.	421,000	16,004,394
Denso Corp.	1,893,100	105,002,452
Dentsu Group Inc.	988,500	31,299,274
Descente Ltd.(a)	158,000	2,553,474
DIC Corp.	398,900	9,772,945
Digital Arts Inc.	52,100	4,951,478
Digital Garage Inc.	194,300	6,653,283
Dip Corp.	174,400	4,769,160
Disco Corp.	120,200	39,092,698
DMG Mori Co. Ltd.	632,200	9,903,128
Doshisha Co. Ltd.	83,500	1,494,618
Doutor Nichires Holdings Co. Ltd.	188,900	2,802,060
Dowa Holdings Co. Ltd.	219,100	7,983,824
DTS Corp.	222,700	4,737,121
Duskin Co. Ltd.	229,100	6,041,789
Earth Corp.	74,800	4,265,304
East Japan Railway Co.	1,368,500	90,061,273
Ebara Corp.	453,100	15,623,392
EDION Corp.	475,300	4,657,890
Eisai Co. Ltd.	1,136,000	82,930,875
Eizo Corp.	100,300	3,592,578
Elecom Co. Ltd.	82,800	3,926,663
Electric Power Development Co. Ltd.	614,900	10,013,893
ENEOS Holdings Inc.	14,266,050	57,734,614
en-japan Inc.	158,000	4,527,437
Enplas Corp.	55,700	2,455,280
EPS Holdings Inc.	179,200	1,742,448
eRex Co. Ltd.	104,300	1,728,454
Euglena Co. Ltd.(a)(b)	549,900	4,485,549
Exedy Corp.	154,900	2,311,035
Ezaki Glico Co. Ltd.	205,200	9,015,903
Fancl Corp.	383,300	14,076,971
FANUC Corp.	851,500	222,563,613
Fast Retailing Co. Ltd.	261,300	224,174,660
FCC Co. Ltd.	196,200	3,137,101
Foster Electric Co. Ltd.	129,300	1,916,745
FP Corp.	220,600	8,849,706
France Bed Holdings Co. Ltd.	78,000	691,380
Freee KK(a)	106,500	9,053,441
Frontier Real Estate Investment Corp.	2,014	8,252,600
Fuji Co. Ltd./Ehime	91,800	1,725,607
Fuji Corp./Aichi	379,700	9,926,347
Fuji Electric Co. Ltd.	534,900	21,279,512
Fuji Kyuko Co. Ltd.	110,000	5,295,382
Fuji Media Holdings Inc.	208,600	2,420,832
Fuji Oil Holdings Inc.	241,100	7,046,812
Fuji Seal International Inc.	216,600	4,019,808

18	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Fuji Soft Inc.	133,300	$6,875,400
FUJIFILM Holdings Corp.	1,604,000	91,724,992
Fujikura Ltd.(a)	1,290,100	6,038,006
Fujimi Inc.	110,900	4,538,961
Fujitec Co. Ltd.	349,700	7,615,607
Fujitsu General Ltd.	351,600	8,735,007
Fujitsu Ltd.	877,100	134,210,249
Fujiya Co. Ltd.	73,900	1,598,067
Fukuoka Financial Group Inc.	745,780	13,342,050
Fukuoka REIT Corp.	4,274	6,515,406
Fukuyama Transporting Co. Ltd.	133,700	5,203,950
Funai Soken Holdings Inc.	110,000	2,436,506
Furukawa Co. Ltd.	180,500	2,089,555
Furukawa Electric Co. Ltd.	358,100	9,635,300
Fuso Chemical Co. Ltd.	48,700	1,723,420
Futaba Corp.	171,500	1,564,377
Fuyo General Lease Co. Ltd.	83,600	5,781,212
GA Technologies Co. Ltd./Japan(a)	71,100	1,715,446
giftee Inc.(a)(b)	36,200	1,077,062
Giken Ltd.	67,500	3,168,848
Global One Real Estate Investment Corp.	5,800	6,044,033
Glory Ltd.	237,600	4,600,174
GLP J-REIT	19,130	30,660,624
GMO GlobalSign Holdings KK	21,300	1,932,757
GMO internet Inc.	376,400	10,659,783
GMO Payment Gateway Inc.	175,200	25,034,548
GNI Group Ltd.(a)	210,000	4,410,812
Goldcrest Co. Ltd.	79,000	1,359,740
Goldwin Inc.	101,500	6,117,436
Grace Technology Inc.	53,100	3,043,125
Gree Inc.	762,200	4,186,112
GS Yuasa Corp.	381,900	11,235,035
GungHo Online Entertainment Inc.(a)	210,230	5,246,965
Gunma Bank Ltd. (The)	2,142,000	6,608,396
Gunze Ltd.	78,800	2,510,129
H.U. Group Holdings Inc.	246,100	7,310,483
H2O Retailing Corp.	517,800	3,704,400
Hachijuni Bank Ltd. (The)	2,197,900	7,032,776
Hakuhodo DY Holdings Inc.	1,070,300	15,477,666
Hamamatsu Photonics KK	644,900	37,389,971
Hankyu Hanshin Holdings Inc.	1,033,400	33,313,195
Hankyu Hanshin REIT Inc.	3,696	4,494,014
Hanwa Co. Ltd.	173,400	4,471,847
Harmonic Drive Systems Inc.(b)	180,100	13,469,440
Haseko Corp.	1,265,400	14,902,700
Hazama Ando Corp.	1,074,100	7,427,751
Heiwa Corp.	331,500	4,641,855
Heiwa Real Estate Co. Ltd.	175,400	5,997,727
Heiwa Real Estate REIT Inc.	4,897	6,394,001
Heiwado Co. Ltd.	187,300	3,873,198
Hennge KK(a)	29,400	2,319,538
Hibiya Engineering Ltd.	32,300	570,753
Hikari Tsushin Inc.	88,300	18,529,548
Hino Motors Ltd.	1,291,300	11,112,864
Hirata Corp.	48,700	3,851,531
Hirogin Holdings Inc.	1,557,700	9,046,102
Hirose Electric Co. Ltd.	119,845	18,784,626
HIS Co. Ltd.(a)(b)	136,400	2,333,372
Hisamitsu Pharmaceutical Co. Inc.	239,100	14,296,442
Hitachi Capital Corp.	345,100	8,497,710

Security	Shares	Value

Japan (continued)
Hitachi Construction Machinery Co. Ltd.	483,600	$14,042,161
Hitachi Ltd.	4,295,700	176,677,818
Hitachi Metals Ltd.	968,100	15,433,009
Hitachi Transport System Ltd.	190,600	5,607,221
Hitachi Zosen Corp.	1,069,800	6,100,297
Hogy Medical Co. Ltd.	127,600	3,887,903
Hokkaido Electric Power Co. Inc.	949,500	4,017,656
Hokkoku Bank Ltd. (The)	92,200	2,126,778
Hokuetsu Corp.	761,600	3,229,862
Hokuhoku Financial Group Inc.	721,400	6,373,705
Hokuriku Electric Power Co.	829,700	5,412,724
Hokuto Corp.	125,500	2,590,434
Honda Motor Co. Ltd.	7,310,500	193,035,744
Horiba Ltd.	157,500	10,274,846
Hoshino Resorts REIT Inc.	1,618	7,912,661
Hoshizaki Corp.	223,000	19,723,769
Hosiden Corp.	350,200	3,187,742
House Foods Group Inc.	338,800	12,523,578
Hoya Corp.	1,693,900	216,722,771
Hulic Co. Ltd.	1,347,700	15,241,194
Hulic Reit Inc.	6,558	9,959,616
Hyakugo Bank Ltd. (The)	1,141,500	3,194,608
Hyakujushi Bank Ltd. (The)	78,100	1,110,759
Ibiden Co. Ltd.	490,800	22,783,208
Ichibanya Co. Ltd.	85,700	4,182,884
Ichigo Inc.	1,584,200	4,357,893
Ichigo Office REIT Investment Corp.	7,856	6,017,968
Idec Corp./Japan	151,300	2,664,857
Idemitsu Kosan Co. Ltd.	861,528	20,193,798
IHI Corp.	628,200	10,950,523
Iida Group Holdings Co. Ltd.	657,700	14,492,706
Iino Kaiun Kaisha Ltd.	646,900	2,490,097
Inaba Denki Sangyo Co. Ltd.	226,200	5,282,573
Inabata & Co. Ltd.	137,000	1,923,588
Inageya Co. Ltd.	105,000	1,714,982
Industrial & Infrastructure Fund Investment Corp.	8,309	14,936,280
Infocom Corp.	74,000	2,145,184
Infomart Corp.	1,026,400	8,803,737
Inpex Corp.	4,692,200	27,114,771
Internet Initiative Japan Inc.	266,600	5,477,402
Invesco Office J-Reit Inc.	57,011	8,271,618
Invincible Investment Corp.	32,207	10,720,798
IR Japan Holdings Ltd.	42,700	7,174,106
Iriso Electronics Co. Ltd.	103,900	4,728,817
Iseki & Co. Ltd.(a)	81,900	1,056,850
Isetan Mitsukoshi Holdings Ltd.	1,526,900	9,363,100
Isuzu Motors Ltd.	2,448,100	23,383,161
ITmedia Inc.	41,200	907,073
Ito En Ltd.	228,500	14,251,922
ITOCHU Corp.	5,985,000	171,355,246
Itochu Enex Co. Ltd.	200,900	1,932,340
Itochu Techno-Solutions Corp.	473,200	16,678,046
Itoham Yonekyu Holdings Inc.	823,200	5,566,890
Iwatani Corp.	168,600	10,403,133
Iyo Bank Ltd. (The)	1,348,800	7,742,765
Izumi Co. Ltd.	157,400	5,637,805
J Front Retailing Co. Ltd.	1,093,300	9,022,505
Jaccs Co. Ltd.	136,600	2,433,344
JAFCO Group Co. Ltd.	150,500	8,136,301
Japan Airlines Co. Ltd.(a)	618,900	11,013,045

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Japan Airport Terminal Co. Ltd.	232,500	$12,214,050
Japan Aviation Electronics Industry Ltd.	228,800	3,551,268
Japan Elevator Service Holdings Co. Ltd.	226,400	5,345,631
Japan Excellent Inc.	6,790	8,256,049
Japan Exchange Group Inc.	2,304,200	53,811,252
Japan Hotel REIT Investment Corp.	21,809	10,936,267
Japan Lifeline Co. Ltd.	353,400	5,093,659
Japan Logistics Fund Inc.	4,535	13,558,002
Japan Material Co. Ltd.	204,300	2,860,727
Japan Petroleum Exploration Co. Ltd.	169,600	3,223,688
Japan Post Bank Co. Ltd.	1,681,400	14,518,225
Japan Post Holdings Co. Ltd.	6,915,900	54,953,314
Japan Post Insurance Co. Ltd.	971,300	19,046,553
Japan Prime Realty Investment Corp.	3,862	13,630,154
Japan Real Estate Investment Corp.	5,946	36,177,487
Japan Retail Fund Investment Corp.	11,932	22,565,891
Japan Securities Finance Co. Ltd.	774,000	3,844,310
Japan Steel Works Ltd. (The)	370,700	10,261,126
Japan Tobacco Inc.	5,513,300	109,402,366
JCR Pharmaceuticals Co. Ltd.	280,000	9,226,802
JCU Corp.	62,400	2,321,486
Jeol Ltd.	140,200	5,718,076
JFE Holdings Inc.(a)	2,177,200	18,903,241
JGC Holdings Corp.	967,300	10,902,278
JINS Holdings Inc.	68,800	4,468,599
JMDC Inc.(a)	64,200	3,056,851
J-Oil Mills Inc.	35,600	1,256,431
Joyful Honda Co. Ltd.	253,800	3,364,768
JSP Corp.	58,100	938,413
JSR Corp.	811,500	24,764,721
JTEKT Corp.	980,900	8,666,436
JTOWER Inc.(a)	36,200	3,917,532
Juroku Bank Ltd. (The)	128,600	2,265,040
Justsystems Corp.	150,200	10,931,983
Kadokawa Corp.	335,600	10,898,706
Kagome Co. Ltd.	447,300	14,825,264
Kajima Corp.	2,016,700	26,986,931
Kakaku.com Inc.	641,000	18,551,316
Kaken Pharmaceutical Co. Ltd.	168,500	6,598,691
Kameda Seika Co. Ltd.	13,200	611,491
Kamigumi Co. Ltd.	534,000	9,405,378
Kanamoto Co. Ltd.	154,900	3,312,681
Kandenko Co. Ltd.	530,700	4,562,109
Kaneka Corp.	228,800	8,206,161
Kanematsu Corp.	461,800	5,817,987
Kansai Electric Power Co. Inc. (The)	3,162,700	30,963,919
Kansai Mirai Financial Group Inc.	409,957	1,957,863
Kansai Paint Co. Ltd.	778,500	22,939,706
Kanto Denka Kogyo Co. Ltd.	376,500	3,006,390
Kao Corp.	2,188,900	158,833,500
Kaonavi Inc.(a)(b)	17,600	718,659
Kappa Create Co. Ltd.(a)	138,300	1,974,865
Katitas Co. Ltd.	209,100	6,251,330
Kato Sangyo Co. Ltd.	105,900	3,494,766
Kawasaki Heavy Industries Ltd.(a)	626,800	13,261,015
Kawasaki Kisen Kaisha Ltd.(a)	338,100	5,912,996
KDDI Corp.	7,225,600	212,499,378
Keihan Holdings Co. Ltd.	455,900	20,749,448
Keikyu Corp.	1,011,100	16,186,099
Keio Corp.	480,500	35,109,843

Security	Shares	Value

Japan (continued)
Keisei Electric Railway Co. Ltd.	629,200	$21,304,876
Keiyo Bank Ltd. (The)	498,800	1,910,490
Kenedix Office Investment Corp.	1,766	11,385,931
Kenedix Residential Next Investment Corp.	5,228	9,093,259
Kenedix Retail REIT Corp.	3,482	8,427,707
Kewpie Corp.	501,100	11,554,090
KEY Coffee Inc.	82,100	1,678,151
Keyence Corp.	818,000	438,631,453
KFC Holdings Japan Ltd.	64,900	1,736,328
KH Neochem Co. Ltd.	165,600	3,734,482
Kikkoman Corp.	662,900	46,728,134
Kinden Corp.	684,500	10,983,906
Kintetsu Group Holdings Co. Ltd.	771,200	32,337,437
Kintetsu World Express Inc.	182,300	4,459,337
Kirin Holdings Co. Ltd.	3,710,500	79,600,583
Kisoji Co. Ltd.	124,300	2,844,671
Kissei Pharmaceutical Co. Ltd.	149,900	3,300,248
Kitz Corp.	399,600	2,293,898
Kiyo Bank Ltd. (The)	322,600	4,169,042
Koa Corp.	171,400	2,606,321
Kobayashi Pharmaceutical Co. Ltd.	215,300	24,224,977
Kobe Bussan Co. Ltd.	552,600	15,338,417
Kobe Steel Ltd.(a)	1,610,000	7,489,087
Koei Tecmo Holdings Co. Ltd.	253,820	14,570,497
Kohnan Shoji Co. Ltd.	164,700	4,485,025
Koito Manufacturing Co. Ltd.	478,200	30,739,634
Kojima Co. Ltd.	121,500	718,358
Kokuyo Co. Ltd.	482,700	6,284,160
Komatsu Ltd.	3,978,600	108,780,195
KOMEDA Holdings Co. Ltd.	217,700	3,925,857
Komeri Co. Ltd.	145,500	3,870,457
Komori Corp.	260,300	1,693,150
Konami Holdings Corp.	430,900	26,340,895
Konica Minolta Inc.	2,169,100	9,385,379
Konishi Co. Ltd.	96,500	1,458,169
Kose Corp.	140,100	22,521,448
Kotobuki Spirits Co. Ltd.	108,700	5,866,135
K’s Holdings Corp.	878,100	11,901,465
Kubota Corp.	4,669,100	102,528,878
Kumagai Gumi Co. Ltd.	172,000	4,243,526
Kumiai Chemical Industry Co. Ltd.	496,127	4,065,877
Kurabo Industries Ltd.	87,700	1,506,133
Kuraray Co. Ltd.	1,392,200	14,893,395
Kureha Corp.	91,000	5,632,361
Kurita Water Industries Ltd.	474,400	19,235,188
Kusuri no Aoki Holdings Co. Ltd.	78,500	6,433,259
KYB Corp.(a)	103,800	2,320,988
Kyocera Corp.	1,397,300	89,407,447
Kyoei Steel Ltd.	90,100	1,160,082
Kyokuto Kaihatsu Kogyo Co. Ltd.	131,000	1,799,303
KYORIN Holdings Inc.	323,200	6,059,904
Kyoritsu Maintenance Co. Ltd.	149,500	4,819,356
Kyowa Exeo Corp.	476,200	12,430,915
Kyowa Kirin Co. Ltd.	1,212,900	35,913,749
Kyudenko Corp.	197,200	5,970,906
Kyushu Electric Power Co. Inc.	1,618,900	14,983,658
Kyushu Financial Group Inc.	1,884,700	7,542,760
Kyushu Railway Co.	665,100	13,944,262
LaSalle Logiport REIT	7,923	12,426,158
Lasertec Corp.	374,700	50,284,493

20	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Lawson Inc.	193,700	$9,398,691
Leopalace21 Corp.(a)	638,500	945,293
Life Corp.	68,400	2,155,977
Lifenet Insurance Co.(a)	157,100	2,142,784
Lifull Co. Ltd.	437,700	1,689,009
Lintec Corp.	234,200	5,317,287
Lion Corp.	1,017,900	23,304,898
Lixil Corp.	1,159,200	27,027,147
M&A Capital Partners Co. Ltd.(a)	61,300	3,009,523
M3 Inc.	2,002,100	168,494,227
Mabuchi Motor Co. Ltd.	221,400	9,114,418
Macnica Fuji Electronics Holdings Inc.	236,000	4,950,150
Maeda Corp.	703,600	5,752,726
Maeda Road Construction Co. Ltd.	227,600	3,845,689
Makino Milling Machine Co. Ltd.	125,600	5,044,634
Makita Corp.	1,007,700	48,029,256
Makuake Inc.(a)(b)	25,200	2,130,188
Mandom Corp.	215,800	3,244,369
Mani Inc.	396,900	10,504,894
Mars Group Holdings Corp.	22,200	322,732
Marubeni Corp.	7,115,400	47,186,802
Marudai Food Co. Ltd.	82,200	1,330,809
Maruha Nichiro Corp.	223,300	5,020,757
Marui Group Co. Ltd.	873,600	15,587,037
Maruichi Steel Tube Ltd.	261,100	5,631,251
Maruwa Co. Ltd./Aichi	50,500	5,286,594
Maruwa Unyu Kikan Co. Ltd.(b)	169,000	3,604,537
Matsui Securities Co. Ltd.	716,700	5,572,318
Matsumotokiyoshi Holdings Co. Ltd.	366,800	14,522,050
Matsuya Co. Ltd.(b)	184,900	1,497,638
Maxell Holdings Ltd.(a)	329,300	4,321,679
Mazda Motor Corp.	2,465,400	17,520,011
McDonald’s Holdings Co. Japan Ltd.	338,400	16,484,455
MCUBS MidCity Investment Corp.	10,711	10,066,979
Mebuki Financial Group Inc.	4,993,710	9,682,632
Medical Data Vision Co. Ltd.	111,000	2,787,325
Medipal Holdings Corp.	773,100	15,809,801
Medley Inc.(a)(b)	84,700	4,020,813
MedPeer Inc.(a)	57,200	3,873,614
Megachips Corp.	92,600	2,741,869
Megmilk Snow Brand Co. Ltd.	238,000	5,130,770
Meidensha Corp.	189,100	4,387,257
MEIJI Holdings Co. Ltd.	529,800	36,131,353
Meitec Corp.	139,600	7,320,350
Melco Holdings Inc.	39,400	1,407,479
Menicon Co. Ltd.	143,100	8,611,013
Mercari Inc.(a)	420,100	20,223,545
Micronics Japan Co. Ltd.(b)	185,400	2,796,185
Milbon Co. Ltd.	130,000	8,505,659
MINEBEA MITSUMI Inc.	1,714,859	37,984,221
Mirait Holdings Corp.	478,100	7,626,219
MISUMI Group Inc.	1,285,200	41,798,615
Mitsubishi Chemical Holdings Corp.	5,818,600	39,703,977
Mitsubishi Corp.	5,965,400	150,851,488
Mitsubishi Electric Corp.	8,096,900	123,315,412
Mitsubishi Estate Co. Ltd.	5,255,300	82,924,262
Mitsubishi Estate Logistics REIT Investment Corp.	1,217	4,835,685
Mitsubishi Gas Chemical Co. Inc.	758,600	17,317,484
Mitsubishi Heavy Industries Ltd.	1,389,400	39,786,248
Mitsubishi Logistics Corp.	351,700	9,772,151

Security	Shares	Value

Japan (continued)
Mitsubishi Materials Corp.	473,700	$10,035,499
Mitsubishi Motors Corp.(a)	3,047,900	6,899,587
Mitsubishi Pencil Co. Ltd.	172,600	2,189,339
Mitsubishi Shokuhin Co. Ltd.	37,800	1,022,490
Mitsubishi UFJ Financial Group Inc.	54,449,600	244,072,757
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,956,160	9,566,397
Mitsui & Co. Ltd.	7,260,300	134,290,758
Mitsui Chemicals Inc.	764,500	21,884,584
Mitsui Fudosan Co. Ltd.	4,110,700	83,179,884
Mitsui Fudosan Logistics Park Inc.	2,166	10,840,862
Mitsui Mining & Smelting Co. Ltd.	272,000	9,443,813
Mitsui OSK Lines Ltd.	515,300	13,929,022
Mitsui Sugar Co. Ltd.	110,800	1,965,286
Mitsui-Soko Holdings Co. Ltd.	114,900	2,452,854
Miura Co. Ltd.	421,600	23,960,266
Mixi Inc.	228,700	5,369,355
Miyazaki Bank Ltd. (The)	30,600	625,474
Mizuho Financial Group Inc.	10,667,970	140,463,218
Mizuho Leasing Co. Ltd.	140,800	4,364,067
Mochida Pharmaceutical Co. Ltd.	149,600	5,608,482
Modalis Therapeutics Corp.(a)	36,400	871,625
Modec Inc.	106,200	1,985,132
Monex Group Inc.	966,900	4,987,115
Money Forward Inc.(a)	169,800	6,973,972
MonotaRO Co. Ltd.	593,900	29,781,508
Mori Hills REIT Investment Corp.	7,682	10,698,081
Mori Trust Sogo REIT Inc.	5,149	6,796,808
Morinaga & Co. Ltd./Japan	200,000	7,956,445
Morinaga Milk Industry Co. Ltd.	187,500	9,348,584
Morita Holdings Corp.	90,400	1,447,160
MOS Food Services Inc.	138,200	4,098,677
MS&AD Insurance Group Holdings Inc.	1,967,400	56,450,352
Murata Manufacturing Co. Ltd.	2,545,600	244,481,666
Musashi Seimitsu Industry Co. Ltd.	250,900	3,556,384
Musashino Bank Ltd. (The)	107,600	1,542,649
Nabtesco Corp.	519,000	23,224,748
Nachi-Fujikoshi Corp.	97,200	3,871,474
Nafco Co. Ltd.	59,700	1,126,770
Nagaileben Co. Ltd.	53,700	1,559,272
Nagase & Co. Ltd.	535,400	7,670,853
Nagoya Railroad Co. Ltd.	829,800	21,082,841
Nakanishi Inc.	345,400	6,611,410
Nankai Electric Railway Co. Ltd.	480,900	11,667,090
Nanto Bank Ltd. (The)	139,600	2,230,773
NEC Corp.	1,148,200	62,512,441
NEC Networks & System Integration Corp.	489,000	8,696,862
NET One Systems Co. Ltd.	410,800	13,693,987
Nexon Co. Ltd.	2,232,100	67,904,279
NGK Insulators Ltd.	1,146,800	20,023,405
NGK Spark Plug Co. Ltd.	677,500	12,567,028
NH Foods Ltd.	385,700	16,504,475
NHK Spring Co. Ltd.	1,021,600	6,947,602
Nichias Corp.	334,500	7,636,038
Nichicon Corp.	359,900	4,881,398
Nichiha Corp.	127,000	3,796,838
Nichi-Iko Pharmaceutical Co. Ltd.	347,000	3,360,791
Nichirei Corp.	488,100	14,172,826
Nidec Corp.	1,991,400	263,440,374
Nifco Inc./Japan	429,600	14,977,220
Nihon Kohden Corp.	402,300	11,988,882

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Nihon M&A Center Inc.	689,400	$40,035,837
Nihon Parkerizing Co. Ltd.	501,900	4,875,422
Nihon Unisys Ltd.	368,000	13,989,589
Nikkiso Co. Ltd.	268,100	2,573,576
Nikkon Holdings Co. Ltd.	245,300	4,934,350
Nikon Corp.	1,343,800	10,679,035
Nintendo Co. Ltd.	507,100	293,424,882
Nippn Corp., New	273,500	4,302,541
Nippo Corp.	250,300	6,237,477
Nippon Accommodations Fund Inc.	1,855	10,205,645
Nippon Building Fund Inc.	6,614	39,925,956
Nippon Densetsu Kogyo Co. Ltd.	48,300	902,381
Nippon Electric Glass Co. Ltd.	413,100	9,055,490
Nippon Express Co. Ltd.	331,800	22,533,053
Nippon Gas Co. Ltd.	161,200	7,790,936
Nippon Kayaku Co. Ltd.	761,000	7,174,239
Nippon Light Metal Holdings Co. Ltd.	313,960	5,661,746
Nippon Paint Holdings Co. Ltd.	671,700	60,436,640
Nippon Paper Industries Co. Ltd.	499,600	6,093,789
Nippon Prologis REIT Inc.	9,856	32,148,851
Nippon REIT Investment Corp.	2,403	8,538,287
Nippon Road Co. Ltd. (The)	27,700	1,918,191
Nippon Sanso Holdings Corp.	641,100	12,332,732
Nippon Seiki Co. Ltd.	116,100	1,428,309
Nippon Sharyo Ltd.(a)	21,900	516,045
Nippon Sheet Glass Co. Ltd.(a)	565,700	2,523,348
Nippon Shinyaku Co. Ltd.	191,300	14,087,807
Nippon Shokubai Co. Ltd.	122,000	6,828,597
Nippon Signal Co. Ltd.	272,300	2,418,826
Nippon Soda Co. Ltd.	116,700	3,340,655
Nippon Steel Corp.(a)	3,562,108	41,066,568
Nippon Steel Trading Corp.	67,472	2,310,398
Nippon Suisan Kaisha Ltd.	1,579,400	6,592,462
Nippon Telegraph & Telephone Corp.	5,765,300	144,166,917
Nippon Television Holdings Inc.	235,000	2,698,028
Nippon Yusen KK	641,000	14,730,847
Nipro Corp.	699,000	8,245,523
Nishimatsu Construction Co. Ltd.	256,900	5,945,544
Nishimatsuya Chain Co. Ltd.	388,800	5,225,098
Nishi-Nippon Financial Holdings Inc.	805,000	4,844,071
Nishi-Nippon Railroad Co. Ltd.	341,600	9,299,011
Nissan Chemical Corp.	568,500	32,363,150
Nissan Motor Co. Ltd.(a)	10,287,000	52,282,465
Nissan Shatai Co. Ltd.	241,100	1,892,967
Nissha Co. Ltd.	228,500	2,939,868
Nisshin Oillio Group Ltd. (The)	135,400	3,944,505
Nisshin Seifun Group Inc.	944,900	15,902,515
Nisshinbo Holdings Inc.	777,100	5,774,715
Nissin Electric Co. Ltd.	334,700	4,398,942
Nissin Foods Holdings Co. Ltd.	278,600	24,082,621
Nitori Holdings Co. Ltd.	380,400	75,538,622
Nitta Corp.	104,500	2,194,904
Nitto Boseki Co. Ltd.	116,300	5,454,253
Nitto Denko Corp.	711,800	64,384,603
Nitto Kogyo Corp.	112,400	2,192,280
Noevir Holdings Co. Ltd.	90,300	3,963,212
NOF Corp.	365,300	17,550,590
Nojima Corp.	128,400	3,276,993
NOK Corp.	473,000	6,148,842
Nomura Co. Ltd.	458,600	3,315,920

Security	Shares	Value

Japan (continued)
Nomura Holdings Inc.	14,369,800	$75,722,992
Nomura Real Estate Holdings Inc.	527,800	11,766,419
Nomura Real Estate Master Fund Inc.	18,508	28,090,369
Nomura Research Institute Ltd.	1,523,840	51,452,069
Noritake Co. Ltd./Nagoya Japan	59,200	1,834,892
Noritz Corp.	106,900	1,532,613
North Pacific Bank Ltd.	1,964,000	3,976,962
NS Solutions Corp.	171,500	5,495,797
NSD Co. Ltd.	462,700	8,865,526
NSK Ltd.	1,602,000	14,490,606
NTN Corp.(a)	2,253,600	5,941,006
NTT Data Corp.	2,854,000	40,944,725
Obara Group Inc.	68,900	2,658,733
Obayashi Corp.	2,955,800	24,731,657
OBIC Business Consultants Co. Ltd.	119,500	7,590,382
Obic Co. Ltd.	326,700	61,348,890
Odakyu Electric Railway Co. Ltd.	1,324,100	38,384,292
Ogaki Kyoritsu Bank Ltd. (The)	189,900	3,593,217
Ohsho Food Service Corp.	69,000	3,848,894
Oiles Corp.	104,200	1,621,298
Oisix ra daichi Inc.(a)	96,300	2,883,619
Oita Bank Ltd. (The)	36,500	702,842
Oji Holdings Corp.	3,831,500	23,129,166
Okabe Co. Ltd.	182,100	1,344,508
Okamoto Industries Inc.	47,500	1,755,815
Okamura Corp.	368,600	3,224,964
Okasan Securities Group Inc.	920,900	3,307,306
Oki Electric Industry Co. Ltd.	527,000	5,501,800
Okinawa Electric Power Co. Inc. (The)	210,616	2,836,511
OKUMA Corp.	129,100	7,731,573
Okumura Corp.	186,200	4,632,991
Olympus Corp.	5,269,600	95,103,961
Omron Corp.	833,700	73,579,330
Ono Pharmaceutical Co. Ltd.	1,729,500	51,623,167
Onward Holdings Co. Ltd.	647,600	1,509,283
Open House Co. Ltd.	281,400	11,342,547
Optorun Co. Ltd.(b)	99,600	2,352,651
Oracle Corp. Japan	162,000	19,109,795
Orient Corp.	4,785,400	5,439,253
Oriental Land Co. Ltd.	903,200	141,050,862
ORIX Corp.	5,889,500	94,225,250
Orix JREIT Inc.	12,444	20,824,192
Osaka Gas Co. Ltd.	1,689,200	31,187,961
Osaka Organic Chemical Industry Ltd.	64,900	2,231,625
OSAKA Titanium Technologies Co. Ltd.(b)	125,300	957,448
OSG Corp.	423,900	7,595,744
Otsuka Corp.	481,300	24,227,050
Otsuka Holdings Co. Ltd.	1,765,800	75,256,694
Outsourcing Inc.	624,900	7,836,990
Oyo Corp.	68,900	832,499
Pacific Metals Co. Ltd.	94,500	1,943,345
Pack Corp. (The)	55,800	1,356,426
PAL GROUP Holdings Co. Ltd.	130,200	1,869,149
PALTAC Corp.	145,000	7,548,116
Pan Pacific International Holdings Corp.	1,917,300	43,036,009
Panasonic Corp.	9,960,400	128,578,066
Paramount Bed Holdings Co. Ltd.	99,900	4,375,008
Park24 Co. Ltd.(a)	515,600	9,810,165
Penta-Ocean Construction Co. Ltd.	1,446,300	11,838,952
PeptiDream Inc.(a)	449,400	26,226,983

22	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Persol Holdings Co. Ltd.	794,100	$14,858,798
Pharma Foods International Co. Ltd.(b)	97,000	2,387,593
Pigeon Corp.	531,100	23,893,032
Pilot Corp.	137,200	3,931,420
Piolax Inc.	123,300	1,792,470
Plenus Co. Ltd.	113,700	2,166,593
Pola Orbis Holdings Inc.	436,100	8,718,251
Premier Investment Corp.	7,479	9,422,418
Press Kogyo Co. Ltd.	718,400	2,099,722
Prestige International Inc.	216,600	1,907,495
Prima Meat Packers Ltd.	169,200	5,284,722
Prored Partners Co. Ltd.(a)	19,900	674,770
Raito Kogyo Co. Ltd.	219,500	3,578,839
Raiznext Corp.	175,400	1,936,696
Raksul Inc.(a)	44,800	1,788,662
Rakus Co. Ltd.	391,100	7,097,665
Rakuten Inc.(a)	3,964,100	38,961,353
Recruit Holdings Co. Ltd.	6,082,600	263,882,413
Relia Inc.	241,300	3,307,374
Relo Group Inc.	502,600	12,500,792
Renesas Electronics Corp.(a)	3,510,700	40,239,171
Rengo Co. Ltd.	847,500	7,042,600
RENOVA Inc.(a)	141,100	5,000,057
Resona Holdings Inc.	9,605,600	33,304,674
Resorttrust Inc.	453,800	6,393,381
Ricoh Co. Ltd.	3,099,400	23,387,230
Ricoh Leasing Co. Ltd.	65,300	1,921,047
Ringer Hut Co. Ltd.(b)	157,900	3,604,575
Rinnai Corp.	147,400	15,402,417
Riso Kagaku Corp.	53,300	703,064
Rohm Co. Ltd.	414,000	41,955,585
Rohto Pharmaceutical Co. Ltd.	476,700	13,932,872
Round One Corp.	407,800	3,536,773
Royal Holdings Co. Ltd.(a)	152,400	2,691,510
Ryobi Ltd.(a)	107,400	1,228,953
Ryohin Keikaku Co. Ltd.	1,067,400	25,498,519
Ryosan Co. Ltd.	89,700	1,990,287
Ryoyo Electro Corp.	136,900	3,831,291
Saibu Gas Co. Ltd.	99,400	2,738,140
Saizeriya Co. Ltd.	161,400	3,286,736
Sakai Chemical Industry Co. Ltd.	80,200	1,563,477
Sakai Moving Service Co. Ltd.	14,600	677,043
Sakata Seed Corp.	190,900	6,737,433
San-A Co. Ltd.	98,700	3,827,518
SanBio Co. Ltd.(a)(b)	145,500	2,275,023
Sangetsu Corp.	256,000	3,821,844
San-in Godo Bank Ltd. (The)	780,600	3,541,573
Sanken Electric Co. Ltd.	129,500	5,324,968
Sankyo Co. Ltd.	208,500	5,948,608
Sankyu Inc.	211,500	7,959,406
Sanrio Co. Ltd.	261,300	3,881,002
Sansan Inc.(a)	73,200	5,908,019
Santen Pharmaceutical Co. Ltd.	1,716,100	28,373,553
Sanwa Holdings Corp.	969,500	11,038,197
Sanyo Special Steel Co. Ltd.(a)	112,700	1,568,403
Sapporo Holdings Ltd.	349,000	6,760,323
Sato Holdings Corp.	156,100	3,250,375
Sawai Pharmaceutical Co. Ltd.	189,100	8,633,631
SBI Holdings Inc.	1,097,600	27,341,715
SCREEN Holdings Co. Ltd.	164,500	12,695,544

Security	Shares	Value

Japan (continued)
SCSK Corp.	213,300	$11,857,357
Secom Co. Ltd.	962,800	87,152,735
Sega Sammy Holdings Inc.	776,300	12,360,591
Seibu Holdings Inc.	938,500	8,623,497
Seikagaku Corp.	165,900	1,622,633
Seiko Epson Corp.	1,243,400	21,056,862
Seiko Holdings Corp.	137,800	1,850,583
Seino Holdings Co. Ltd.	698,300	9,017,638
Seiren Co. Ltd.(b)	218,500	3,301,657
Sekisui Chemical Co. Ltd.	1,661,500	29,898,906
Sekisui House Ltd.	2,822,100	54,423,037
Sekisui House Reit Inc.	18,424	13,321,523
Senko Group Holdings Co. Ltd.	619,900	5,749,299
Senshu Ikeda Holdings Inc.	1,814,600	2,582,505
Seria Co. Ltd.	202,800	7,079,937
Seven & i Holdings Co. Ltd.	3,385,900	128,101,150
Seven Bank Ltd.	3,127,700	6,871,111
SG Holdings Co. Ltd.	1,424,900	36,624,537
Sharp Corp.	987,499	20,505,495
Shibaura Machine Co. Ltd.	142,400	3,418,035
SHIFT Inc.(a)	52,300	6,404,184
Shiga Bank Ltd. (The)	223,800	4,095,714
Shikoku Chemicals Corp.	100,200	1,143,694
Shikoku Electric Power Co. Inc.	766,200	5,203,383
Shima Seiki Manufacturing Ltd.	154,900	3,047,844
Shimadzu Corp.	1,021,300	38,873,685
Shimamura Co. Ltd.	103,200	11,434,357
Shimano Inc.	349,300	82,091,088
Shimizu Corp.	2,537,700	17,864,128
Shin-Etsu Chemical Co. Ltd.	1,595,800	277,030,087
Shinko Electric Industries Co. Ltd.	426,000	10,701,371
Shinmaywa Industries Ltd.	418,500	3,621,577
Shinnihonseiyaku Co. Ltd.	28,900	741,719
Shinsei Bank Ltd.	745,200	9,153,515
Shionogi & Co. Ltd.	1,209,100	65,597,096
Ship Healthcare Holdings Inc.	220,100	12,697,875
Shiseido Co. Ltd.	1,807,100	117,182,310
Shizuoka Bank Ltd. (The)	1,978,600	14,363,016
Shizuoka Gas Co. Ltd.	169,600	1,537,327
SHO-BOND Holdings Co. Ltd.	194,900	8,479,579
Shochiku Co. Ltd.	47,600	6,515,192
Showa Denko KK	610,100	14,551,026
Showa Sangyo Co. Ltd.	61,500	1,815,130
Siix Corp.	165,600	2,421,640
Sintokogio Ltd.	191,000	1,308,057
SKY Perfect JSAT Holdings Inc.	1,067,900	4,692,048
Skylark Holdings Co. Ltd.(a)(b)	879,000	14,398,825
SMC Corp.	251,500	152,204,403
SMS Co. Ltd.	384,300	14,260,523
Softbank Corp.	12,934,200	170,116,944
SoftBank Group Corp.	7,046,100	545,678,197
Sohgo Security Services Co. Ltd.	351,000	17,265,868
Sojitz Corp.	5,758,900	13,311,560
Sompo Holdings Inc.	1,477,400	58,802,482
Sony Corp.	5,657,400	543,071,493
Sosei Group Corp.(a)(b)	373,400	7,026,104
SOSiLA Logistics REIT Inc.	1,735	2,136,124
Sotetsu Holdings Inc.	377,100	8,835,439
Square Enix Holdings Co. Ltd.	417,700	24,017,900
St. Marc Holdings Co. Ltd.	62,300	862,840

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Stanley Electric Co. Ltd.	618,100	$19,305,478
Star Micronics Co. Ltd.	214,700	3,254,491
Starts Corp. Inc.	141,000	3,625,503
Subaru Corp.	2,786,000	53,380,926
Sugi Holdings Co. Ltd.	158,700	10,444,080
SUMCO Corp.	1,126,300	23,731,962
Sumitomo Bakelite Co. Ltd.	178,400	6,398,510
Sumitomo Chemical Co. Ltd.	6,628,000	31,210,698
Sumitomo Corp.	5,206,600	68,977,069
Sumitomo Dainippon Pharma Co. Ltd.	761,900	12,349,628
Sumitomo Electric Industries Ltd.	3,431,600	45,642,132
Sumitomo Forestry Co. Ltd.	661,700	12,811,174
Sumitomo Heavy Industries Ltd.	500,200	13,864,849
Sumitomo Metal Mining Co. Ltd.	1,039,000	45,094,952
Sumitomo Mitsui Construction Co. Ltd.	1,007,840	4,187,501
Sumitomo Mitsui Financial Group Inc.	5,785,300	179,314,184
Sumitomo Mitsui Trust Holdings Inc.	1,465,200	43,832,145
Sumitomo Osaka Cement Co. Ltd.	168,500	5,093,868
Sumitomo Realty & Development Co. Ltd.	1,422,100	42,909,536
Sumitomo Riko Co. Ltd.	107,800	601,320
Sumitomo Rubber Industries Ltd.	789,300	7,237,480
Sumitomo Warehouse Co. Ltd. (The)	381,200	4,649,624
Sundrug Co. Ltd.	363,300	14,418,181
Suntory Beverage & Food Ltd.	620,800	21,672,706
SuRaLa Net Co. Ltd.(a)(b)	22,600	1,040,470
Sushiro Global Holdings Ltd.	486,200	16,695,057
Suzuken Co. Ltd.	352,800	13,647,643
Suzuki Motor Corp.	1,654,100	74,382,758
Sysmex Corp.	750,100	87,659,138
Systena Corp.	400,400	7,545,625
T&D Holdings Inc.	2,493,500	28,889,780
T. Hasegawa Co. Ltd.	75,300	1,457,164
Tachi-S Co. Ltd.	146,200	1,485,809
Tadano Ltd.	536,200	5,218,853
Taiheiyo Cement Corp.	512,300	12,732,266
Taikisha Ltd.	121,800	3,250,482
Taiko Pharmaceutical Co. Ltd.	101,900	1,548,526
Taisei Corp.	879,900	28,448,937
Taisho Pharmaceutical Holdings Co. Ltd.	147,200	9,602,904
Taiyo Holdings Co. Ltd.	101,600	6,036,124
Taiyo Yuden Co. Ltd.	540,400	31,692,593
Takara Bio Inc.	222,200	6,159,075
Takara Holdings Inc.	767,700	8,931,263
Takara Leben Co. Ltd.	626,500	1,884,975
Takasago Thermal Engineering Co. Ltd.	224,800	3,392,559
Takashimaya Co. Ltd.	739,800	7,009,710
Takeda Pharmaceutical Co. Ltd.	7,171,580	253,312,029
Takeuchi Manufacturing Co. Ltd.	245,100	5,569,444
Takuma Co. Ltd.	433,800	9,165,343
Tamron Co. Ltd.	96,000	1,867,826
TBS Holdings Inc.	194,700	3,788,184
TDK Corp.	586,500	94,561,536
TechMatrix Corp.	130,100	2,368,505
TechnoPro Holdings Inc.	170,900	13,042,562
Teijin Ltd.	784,000	14,325,345
TerraSky Co. Ltd.(a)(b)	28,200	969,674
Terumo Corp.	2,906,500	112,850,876
T-Gaia Corp.	114,300	2,131,082
THK Co. Ltd.	569,800	18,069,020
TIS Inc.	1,063,000	23,657,195

Security	Shares	Value

Japan (continued)
TKC Corp.	27,300	$1,796,619
Toa Corp./Tokyo	104,000	2,033,411
Toagosei Co. Ltd.	577,000	6,117,484
Tobu Railway Co. Ltd.	846,200	23,819,202
TOC Co. Ltd.	134,900	927,723
Tocalo Co. Ltd.	404,400	5,508,137
Toda Corp.	1,217,100	8,567,770
Toei Co. Ltd.	37,300	6,776,312
Toho Bank Ltd. (The)	687,800	1,340,190
Toho Co. Ltd.	513,900	19,855,060
Toho Gas Co. Ltd.	349,500	20,530,350
Toho Holdings Co. Ltd.	331,500	6,237,690
Toho Titanium Co. Ltd.	178,200	1,456,986
Tohoku Electric Power Co. Inc.	1,819,500	15,589,011
Tokai Carbon Co. Ltd.	1,098,200	15,870,639
Tokai Corp./Gifu	64,500	1,236,463
TOKAI Holdings Corp.	598,800	5,570,765
Tokai Rika Co. Ltd.	252,200	4,121,631
Tokai Tokyo Financial Holdings Inc.	1,630,300	4,811,717
Token Corp.	50,010	3,883,483
Tokio Marine Holdings Inc.	2,835,900	139,038,872
Tokuyama Corp.	348,400	8,692,113
Tokyo Century Corp.	181,300	14,650,155
Tokyo Electric Power Co. Holdings Inc.(a)	6,781,400	25,973,938
Tokyo Electron Ltd.	667,100	253,663,031
Tokyo Gas Co. Ltd.	1,678,100	36,697,168
Tokyo Kiraboshi Financial Group Inc.	112,400	1,178,807
Tokyo Ohka Kogyo Co. Ltd.	172,300	11,602,417
Tokyo Seimitsu Co. Ltd.	182,500	8,428,172
Tokyo Steel Manufacturing Co. Ltd.	585,000	4,118,105
Tokyo Tatemono Co. Ltd.	935,400	12,606,614
Tokyotokeiba Co. Ltd.	84,100	3,490,277
Tokyu Construction Co. Ltd.	521,400	2,604,634
Tokyu Corp.	2,233,600	26,198,584
Tokyu Fudosan Holdings Corp.	2,547,800	14,382,251
Tokyu REIT Inc.	4,905	7,753,737
TOMONY Holdings Inc.	766,400	2,210,734
Tomy Co. Ltd.	490,900	4,219,972
Topcon Corp.	546,400	6,581,120
Toppan Forms Co. Ltd.	210,700	2,173,514
Toppan Printing Co. Ltd.	1,285,300	18,267,600
Topre Corp.	170,500	2,358,126
Toray Industries Inc.	6,225,100	40,503,731
Toridoll Holdings Corp.	266,200	3,902,928
Torii Pharmaceutical Co. Ltd.	54,900	1,691,127
Toshiba Corp.	1,769,200	57,708,754
Toshiba TEC Corp.	167,000	6,204,976
Tosoh Corp.	1,180,000	20,264,960
Totetsu Kogyo Co. Ltd.	112,400	2,882,602
TOTO Ltd.	631,900	34,946,282
Toyo Ink SC Holdings Co. Ltd.	181,400	3,182,882
Toyo Seikan Group Holdings Ltd.	700,300	7,484,939
Toyo Suisan Kaisha Ltd.	416,100	20,507,913
Toyo Tanso Co. Ltd.	97,800	1,800,092
Toyo Tire Corp.	546,200	8,289,907
Toyobo Co. Ltd.	472,200	5,903,909
Toyoda Gosei Co. Ltd.	345,500	9,098,271
Toyota Boshoku Corp.	361,000	5,823,860
Toyota Industries Corp.	650,000	51,096,041
Toyota Motor Corp.	9,529,725	664,472,921

24	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Toyota Tsusho Corp.	969,100	$37,812,441
TPR Co. Ltd.	108,100	1,445,532
Transcosmos Inc.	102,900	2,584,909
Trend Micro Inc.(a)	601,200	32,961,345
Tri Chemical Laboratories Inc.	44,800	1,848,570
Trusco Nakayama Corp.	213,400	5,523,798
TS Tech Co. Ltd.	213,900	6,170,094
Tsubaki Nakashima Co. Ltd.	243,400	2,799,117
Tsubakimoto Chain Co.	118,000	3,028,473
Tsumura & Co.	362,200	11,779,846
Tsuruha Holdings Inc.	162,400	21,592,321
TV Asahi Holdings Corp.	114,700	2,205,369
UACJ Corp.	133,200	2,342,244
Ube Industries Ltd.	511,900	9,705,540
Ulvac Inc.	202,800	9,152,586
Unicharm Corp.	1,815,600	81,506,471
Unipres Corp.	193,000	1,767,869
United Arrows Ltd.	117,900	1,777,030
United Super Markets Holdings Inc.	371,900	4,045,982
United Urban Investment Corp.	14,136	19,213,456
Ushio Inc.	465,700	6,018,359
USS Co. Ltd.	1,025,200	20,172,043
UT Group Co. Ltd.(a)	100,800	3,095,391
Uzabase Inc.(a)	41,600	1,450,308
Valor Holdings Co. Ltd.	196,000	4,639,075
Valuence Holdings Inc.(b)	20,600	608,978
V-Cube Inc.(b)	81,400	2,330,935
Vital KSK Holdings Inc.	133,400	1,014,245
VT Holdings Co. Ltd.	474,400	1,916,722
Wacoal Holdings Corp.	231,000	4,600,363
Wacom Co. Ltd.	768,500	6,870,586
WATAMI Co. Ltd.(b)	133,100	1,229,359
Welcia Holdings Co. Ltd.	423,400	14,397,096
West Holdings Corp.	42,100	1,767,319
West Japan Railway Co.	745,000	39,564,449
Xebio Holdings Co. Ltd.	161,800	1,349,170
Yakult Honsha Co. Ltd.	576,200	29,389,255
Yamada Holdings Co. Ltd.	2,913,600	14,833,075
Yamagata Bank Ltd. (The)	60,200	578,454
Yamaguchi Financial Group Inc.	1,050,500	5,970,175
Yamaha Corp.	636,600	35,814,260
Yamaha Motor Co. Ltd.	1,231,100	27,045,513
YA-MAN Ltd.	212,100	3,587,842
Yamato Holdings Co. Ltd.	1,388,600	34,497,814
Yamato Kogyo Co. Ltd.	188,100	4,753,929
Yamazaki Baking Co. Ltd.	564,300	10,375,639
Yamazen Corp.	357,200	3,346,991
Yaoko Co. Ltd.	87,500	5,741,678
Yaskawa Electric Corp.	1,098,100	56,218,692
Yellow Hat Ltd.	150,200	2,404,462
Yodogawa Steel Works Ltd.	56,300	1,095,402
Yokogawa Bridge Holdings Corp.	98,500	1,830,852
Yokogawa Electric Corp.	1,032,500	22,238,765
Yokohama Reito Co. Ltd.	268,900	2,267,909
Yokohama Rubber Co. Ltd. (The)	586,300	9,195,325
Yondoshi Holdings Inc.	88,100	1,609,774
Yonex Co. Ltd.	252,100	1,439,952
Yoshinoya Holdings Co. Ltd.(b)	400,300	8,404,025
Yuasa Trading Co. Ltd.	56,900	1,779,908
Z Holdings Corp.	12,258,000	76,150,754

Security	Shares	Value

Japan (continued)
Zenkoku Hosho Co. Ltd.	239,900	$10,689,465
Zenrin Co. Ltd.	167,200	1,964,335
Zensho Holdings Co. Ltd.	444,800	12,274,007
Zeon Corp.	742,100	11,908,190
ZOZO Inc.	505,400	14,158,634

		21,412,761,682

Netherlands — 4.3%
Aalberts NV	460,089	20,787,802
ABN AMRO Bank NV, CVA(a)(c)	1,871,931	19,580,940
Adyen NV(a)(c)	82,188	171,692,424
Aegon NV	8,237,180	34,045,005
AerCap Holdings NV(a)	578,065	22,105,206
Akzo Nobel NV	869,017	88,515,654
Alfen Beheer BV(a)(c)	43,355	4,250,630
AMG Advanced Metallurgical Group NV	164,299	5,211,735
Arcadis NV(a)	407,598	14,311,015
ArcelorMittal SA(a)(b)	3,222,882	70,643,079
Argenx SE(a)(b)	202,416	59,314,747
ASM International NV	208,044	53,381,362
ASML Holding NV	1,904,598	1,016,841,662
ASR Nederland NV	664,711	25,777,232
Basic-Fit NV(a)(c)	221,779	7,611,661
BE Semiconductor Industries NV	363,350	25,011,646
Boskalis Westminster(a)	406,964	11,421,115
Brunel International NV(a)	190,391	1,843,509
CM.Com(a)	44,803	1,491,414
Corbion NV	299,479	17,500,562
COSMO Pharmaceuticals NV(a)(b)	48,671	4,453,484
Davide Campari-Milano NV	2,667,679	28,766,790
Eurocommercial Properties NV(a)	224,264	4,332,088
Euronext NV(c)	263,796	28,475,160
EXOR NV	481,909	35,936,226
Flow Traders(c)	163,084	6,256,969
Fugro NV(a)(b)	233,020	2,440,288
Heineken Holding NV	551,198	48,616,623
Heineken NV	1,159,929	121,106,456
IMCD NV	241,557	30,007,062
ING Groep NV(a)	17,511,625	156,902,192
Intertrust NV(a)(c)	418,493	6,436,688
JDE Peet’s NV(a)	333,871	12,894,656
Just Eat Takeaway.com NV(a)(c)	246,288	28,299,783
Just Eat Takeaway.com NV(a)(c)	324,157	37,266,486
Koninklijke Ahold Delhaize NV	4,938,319	141,529,711
Koninklijke BAM Groep NV(a)(b)	1,528,384	3,011,784
Koninklijke DSM NV	769,886	134,688,170
Koninklijke KPN NV	15,831,380	49,545,609
Koninklijke Philips NV(a)	4,083,922	223,046,791
Koninklijke Vopak NV	310,256	15,714,213
NN Group NV	1,331,839	55,499,157
NSI NV	109,244	4,505,862
OCI NV(a)	501,674	10,416,077
Pharming Group NV(a)(b)	3,704,589	5,265,825
PostNL NV(a)	2,438,009	10,085,396
Prosus NV	2,197,395	255,802,531
QIAGEN NV(a)	1,034,301	56,131,085
Randstad NV(a)	538,409	33,660,660
Rhi Magnesita NV	132,529	7,061,167
SBM Offshore NV	717,818	12,352,972
Shop Apotheke Europe NV(a)(c)	51,673	12,090,952
Signify NV(a)(c)	567,818	27,110,794

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
Sligro Food Group NV(a)	118,273	$2,632,398
SNS REAAL NV(a)(b)(e)	3,991	0	(f)
Stellantis NV	4,907,994	74,712,907
Stellantis NV New(a)	4,622,390	70,275,392
TKH Group NV	222,687	10,529,512
TomTom NV(a)	430,626	5,011,945
Van Lanschot Kempen NV(a)	156,597	3,900,119
Vastned Retail NV	119,168	3,380,548
Wereldhave NV(a)(b)	201,242	2,958,316
Wolters Kluwer NV	1,206,999	100,359,260

		3,554,808,504

New Zealand — 0.5%
a2 Milk Co. Ltd. (The)(a)	3,346,128	27,829,336
Air New Zealand Ltd.(a)	2,715,298	3,111,495
Argosy Property Ltd.	3,190,601	3,552,675
Auckland International Airport Ltd.(a)	5,612,092	30,132,526
Chorus Ltd.	1,917,489	11,649,705
Contact Energy Ltd.	3,168,147	18,654,425
Fisher & Paykel Healthcare Corp. Ltd.	2,606,298	65,066,350
Fletcher Building Ltd.(a)	3,847,489	17,247,345
Genesis Energy Ltd.	2,380,873	6,726,309
Goodman Property Trust	4,283,116	6,976,262
Infratil Ltd.	3,238,509	16,804,752
Kiwi Property Group Ltd.	5,375,580	4,997,693
Mercury NZ Ltd.	3,521,828	18,084,541
Meridian Energy Ltd.	5,738,974	29,572,959
Precinct Properties New Zealand Ltd.	4,631,905	5,758,419
Pushpay Holdings Ltd.(a)	3,367,828	4,004,869
Ryman Healthcare Ltd.	2,050,900	22,998,980
SKYCITY Entertainment Group Ltd.	3,093,198	6,799,266
Spark New Zealand Ltd.	8,083,193	27,962,672
Summerset Group Holdings Ltd.	1,303,117	11,429,533
Xero Ltd.(a)	540,829	53,897,998
Z Energy Ltd.(a)	2,605,964	5,540,448

		398,798,558

Norway — 0.8%
Adevinta ASA(a)	1,050,882	15,702,503
Aker ASA, Class A	139,953	11,176,015
Atea ASA	494,928	7,580,492
Austevoll Seafood ASA	520,886	5,219,244
Bakkafrost P/F(a)	223,232	15,803,550
Borregaard ASA	577,595	10,615,979
BW LPG Ltd.(c)	527,812	3,474,335
DNB ASA(a)	4,249,083	83,437,117
Elkem ASA(c)	1,682,007	5,164,242
Entra ASA(c)	773,071	17,236,701
Equinor ASA	4,380,911	79,315,800
Europris ASA(c)	804,388	4,465,400
Fjordkraft Holding ASA(c)	446,960	3,820,059
Frontline Ltd./Bermuda	451,797	2,641,176
Gjensidige Forsikring ASA	862,268	19,961,424
Golden Ocean Group Ltd.	482,304	2,290,577
Grieg Seafood ASA(a)	311,325	2,915,618
Kongsberg Gruppen ASA	454,044	8,822,934
Leroy Seafood Group ASA	1,537,230	10,783,858
Mowi ASA	1,985,507	44,118,767
NEL ASA(a)	6,277,635	22,577,012
Nordic Semiconductor ASA(a)	966,156	14,967,429
Norsk Hydro ASA	5,950,078	26,519,151

Security	Shares	Value

Norway (continued)
Norwegian Finans Holding ASA(a)	700,735	$5,948,048
Orkla ASA	3,378,935	32,955,969
Pexip Holding ASA(a)(b)	356,359	3,449,865
Protector Forsikring ASA(a)(b)	471,032	3,453,043
Salmar ASA	249,481	15,080,373
Scatec ASA(c)	460,335	17,545,901
Schibsted ASA, Class A(a)	338,666	12,821,313
Schibsted ASA, Class B(a)	435,984	14,130,185
SpareBank 1 SMN	995,576	11,709,988
SpareBank 1 SR-Bank ASA(a)	891,727	9,852,531
Stolt-Nielsen Ltd.	128,595	1,795,198
Storebrand ASA(a)	2,018,312	15,635,933
Subsea 7 SA(a)	1,034,740	9,734,089
Telenor ASA	3,198,257	53,117,627
TGS NOPEC Geophysical Co. ASA	703,394	9,432,920
Tomra Systems ASA	520,759	24,050,159
Veidekke ASA	509,209	6,156,029
Wallenius Wilhelmsen ASA(a)	577,119	1,443,987
XXL ASA(a)(c)	618,423	1,512,625
Yara International ASA	788,731	36,933,078

		705,368,244

Portugal — 0.2%
Altri SGPS SA	594,293	3,549,384
Banco Comercial Portugues SA, Class R(a)	49,121,762	6,815,231
CTT-Correios de Portugal SA(a)	820,432	2,382,216
EDP - Energias de Portugal SA	12,456,177	78,267,926
Galp Energia SGPS SA	2,241,139	22,555,342
Jeronimo Martins SGPS SA	1,034,025	16,927,794
Navigator Co. SA (The)	1,527,620	4,591,510
NOS SGPS SA	1,345,382	4,641,993
REN - Redes Energeticas Nacionais SGPS SA	2,564,323	7,305,604
Sonae SGPS SA	6,047,501	4,856,439

		151,893,439

Singapore — 1.2%
AEM Holdings Ltd.(b)	1,363,300	4,098,837
ARA LOGOS Logistics Trust(b)	9,703,229	5,118,122
Ascendas India Trust(b)	2,439,700	2,775,938
Ascendas REIT	15,023,003	34,866,136
Ascott Residence Trust(b)	9,037,463	7,150,430
CapitaLand China Trust(b)	5,212,180	5,419,945
CapitaLand Integrated Commercial Trust	19,494,803	31,436,123
CapitaLand Ltd.	12,073,200	29,202,752
CDL Hospitality Trusts	5,471,900	5,071,537
City Developments Ltd.	2,015,900	10,967,371
ComfortDelGro Corp. Ltd.	9,576,200	11,401,097
COSCO Shipping International Singapore Co. Ltd.(a)(b)	7,302,200	1,485,641
DBS Group Holdings Ltd.	8,030,200	152,362,622
ESR-REIT	14,633,974	4,355,678
First Resources Ltd.(b)	2,557,900	2,987,525
Fortune REIT	5,347,000	4,778,879
Frasers Centrepoint Trust	5,656,188	11,038,751
Frasers Logistics & Commercial Trust(b)	12,813,586	13,903,673
Genting Singapore Ltd.	27,031,200	17,415,173
Golden Agri-Resources Ltd.(b)	33,719,400	4,598,908
Hutchison Port Holdings Trust, Class U(b)	25,514,500	5,230,472
Kenon Holdings Ltd./Singapore	124,970	3,433,976
Keppel Corp. Ltd.	6,550,100	24,727,602
Keppel DC REIT(b)	5,872,100	13,185,787

26	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Singapore (continued)
Keppel Infrastructure Trust	15,192,700	$6,353,665
Keppel REIT	12,212,880	11,227,273
Manulife US Real Estate Investment Trust	5,712,700	4,198,834
Mapletree Commercial Trust	9,956,656	15,530,313
Mapletree Industrial Trust	7,252,200	15,683,682
Mapletree Logistics Trust	11,373,010	16,968,246
Mapletree North Asia Commercial Trust	13,268,800	9,798,375
Medtecs International Corp. Ltd.(b)	2,251,900	1,764,732
NetLink NBN Trust(b)	20,403,400	14,682,576
OUE Commercial Real Estate Investment Trust(b)	9,778,940	2,873,775
Oversea-Chinese Banking Corp. Ltd.	14,618,400	113,677,860
Parkway Life REIT(b)	2,336,900	7,307,765
Raffles Medical Group Ltd.(b)	6,042,500	4,257,206
SATS Ltd.(a)	3,182,800	9,233,502
Sembcorp Industries Ltd.	5,043,500	6,270,647
Sembcorp Marine Ltd.(a)(b)	30,509,220	3,333,462
Sheng Siong Group Ltd.	3,663,400	4,471,937
Singapore Airlines Ltd.(a)	5,828,400	18,050,429
Singapore Exchange Ltd.	3,062,400	22,845,121
Singapore Post Ltd.(b)	8,332,100	4,332,114
Singapore Press Holdings Ltd.(b)	6,212,200	5,523,620
Singapore Technologies Engineering Ltd.(b)	7,142,900	19,968,472
Singapore Telecommunications Ltd.	35,991,600	64,004,352
Soilbuild Business Space REIT	7,676,786	3,065,855
Starhill Global REIT	9,068,400	3,587,454
StarHub Ltd.(b)	3,510,800	3,386,198
Suntec REIT	10,453,900	12,603,602
United Overseas Bank Ltd.	5,466,000	96,296,496
UOL Group Ltd.	2,081,900	11,483,315
Venture Corp. Ltd.	1,243,400	18,588,694
Wilmar International Ltd.	8,639,500	34,308,014
Wing Tai Holdings Ltd.(b)	2,303,700	3,298,192
Yangzijiang Shipbuilding Holdings Ltd.	12,607,800	9,357,760
Yanlord Land Group Ltd.	5,359,400	4,442,273

		989,788,786

Spain — 2.3%
Acciona SA	108,709	16,337,129
Acerinox SA	765,777	8,540,544
ACS Actividades de Construccion y Servicios SA	1,214,202	37,940,447
Aena SME SA(a)(c)	303,387	46,920,854
Almirall SA	364,224	4,991,352
Amadeus IT Group SA	2,021,262	129,018,866
Applus Services SA(a)	763,784	7,664,629
Atresmedia Corp. de Medios de Comunicacion SA(a)	638,689	2,541,990
Banco Bilbao Vizcaya Argentaria SA	29,812,153	136,436,164
Banco de Sabadell SA	26,146,024	11,492,506
Banco Santander SA(a)	77,095,716	226,197,562
Bankia SA	5,922,510	10,206,473
Bankinter SA	3,046,433	17,195,364
Befesa SA(c)	140,351	9,309,979
CaixaBank SA(a)	16,362,588	41,487,282
Cellnex Telecom SA(c)	1,462,841	85,856,801
Cia. de Distribucion Integral Logista Holdings SA	278,111	5,250,610
Cie. Automotive SA	399,999	10,555,025
Construcciones y Auxiliar de Ferrocarriles SA	133,327	5,993,222
Corp Financiera Alba SA	93,761	4,311,503
Ebro Foods SA	366,303	7,992,587
Enagas SA	815,479	18,006,435
Ence Energia y Celulosa SA(a)(b)	887,496	3,504,211
Endesa SA	1,423,364	36,487,068

Security	Shares	Value

Spain (continued)
Euskaltel SA(c)	565,116	$6,076,051
Faes Farma SA	1,740,570	7,771,223
Ferrovial SA	2,243,872	53,990,017
Fluidra SA	367,698	8,844,983
Fomento de Construcciones y Contratas SA	98,518	1,054,465
Gestamp Automocion SA(c)	974,754	4,535,596
Global Dominion Access SA(c)	335,654	1,545,509
Grifols SA	1,336,119	39,444,999
Grupo Catalana Occidente SA	223,729	7,624,225
Iberdrola SA	26,981,435	366,641,458
Iberdrola SA, New	385,449	5,237,735
Indra Sistemas SA(a)	807,329	7,130,591
Industria de Diseno Textil SA	4,857,511	144,525,046
Inmobiliaria Colonial Socimi SA	1,236,739	11,944,988
Lar Espana Real Estate Socimi SA	587,812	3,302,864
Liberbank SA(a)	9,883,000	2,533,447
Mapfre SA	5,133,262	9,441,910
Mediaset Espana Comunicacion SA(a)	811,312	4,189,068
Melia Hotels International SA(a)(b)	607,451	3,985,158
Merlin Properties Socimi SA	1,524,886	14,653,940
Naturgy Energy Group SA	1,298,229	33,610,525
Neinor Homes SA(a)(c)	430,368	5,803,680
Pharma Mar SA(b)	73,911	9,428,420
Prosegur Cia. de Seguridad SA	1,487,996	4,136,169
Red Electrica Corp. SA	1,672,728	31,824,209
Repsol SA	6,826,795	67,362,840
Sacyr SA	2,443,911	5,368,146
Siemens Gamesa Renewable Energy SA	1,073,510	44,199,586
Solaria Energia y Medio Ambiente SA(a)	362,743	9,360,393
Solarpack Corp. Tecnologica SA(a)	59,246	1,497,142
Tecnicas Reunidas SA(a)	184,508	2,441,089
Telefonica SA(a)	22,691,189	97,974,987
Unicaja Banco SA(a)(c)	4,859,190	3,370,859
Viscofan SA	179,552	12,695,616
Zardoya Otis SA	973,458	6,421,812

		1,924,207,349

Sweden — 3.9%
AAK AB	856,845	16,822,059
AddTech AB, Class B	1,031,066	13,738,388
AF Poyry AB(a)	511,191	14,027,677
Alfa Laval AB(a)	1,383,006	36,457,151
Arjo AB, Class B	1,232,001	9,183,939
Assa Abloy AB, Class B	4,416,207	109,788,246
Atlas Copco AB, Class A	2,978,514	162,824,216
Atlas Copco AB, Class B	1,743,322	82,200,681
Atrium Ljungberg AB, Class B	237,333	4,592,503
Attendo AB(a)(c)	607,864	3,414,905
Avanza Bank Holding AB	635,243	17,386,055
Axfood AB	504,115	12,163,316
Bactiguard Holding AB(a)(b)	78,311	1,410,069
Beijer Ref AB	347,480	14,498,928
Betsson AB	592,168	5,597,857
BHG Group AB(a)	381,546	7,181,568
Bilia AB, Class A(a)	486,750	6,070,827
BillerudKorsnas AB	854,865	15,336,271
BioGaia AB, Class B	89,749	5,025,828
Biotage AB(a)	324,499	5,492,358
Boliden AB	1,205,413	39,791,919
Bonava AB, Class B(a)	453,799	4,823,679
BoneSupport Holding AB(a)(c)	230,595	1,993,006

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Boozt AB(a)(c)	50,899	$1,017,913
Bravida Holding AB(c)	1,201,597	14,510,526
Bure Equity AB	243,348	8,126,644
Calliditas Therapeutics AB, Class B(a)	122,347	1,715,388
Cantargia AB(a)	385,456	2,628,146
Castellum AB	1,084,420	26,164,949
Catena AB	118,093	5,528,599
CELLINK AB, Class B(a)	50,032	1,648,605
Cibus Nordic Real Estate AB	32,095	630,300
Cloetta AB, Class B	1,278,554	3,683,466
Dometic Group AB(a)(c)	1,355,105	18,796,164
Electrolux AB, Series B	1,037,770	25,500,299
Electrolux Professional AB, Class B(a)	1,479,697	8,115,593
Elekta AB, Class B	1,671,698	24,180,829
Embracer Group AB(a)	1,043,645	23,677,777
Epiroc AB, Class A	2,959,785	57,042,270
Epiroc AB, Class B	1,775,119	30,641,688
EQT AB	1,029,643	32,271,553
Essity AB, Class B	2,745,385	88,090,391
Evolution Gaming Group AB(c)	719,565	70,448,796
Fabege AB	1,181,559	17,708,031
Fastighets AB Balder, Class B(a)	493,109	24,825,481
Fingerprint Cards AB, Class B(a)(b)	1,438,808	3,367,936
Fortnox AB	210,477	10,358,928
GARO AB(a)(b)	24,498	1,920,305
Getinge AB, Class B	1,026,750	26,597,602
Granges AB(a)	568,598	6,572,914
Hansa Biopharma AB(a)(b)	102,925	2,223,923
Hennes & Mauritz AB, Class B(a)	3,622,079	77,828,252
Hexagon AB, Class B	1,247,620	109,627,556
Hexpol AB	1,345,290	14,800,443
Holmen AB, Class B	455,540	20,943,614
Hufvudstaden AB, Class A	601,046	9,235,151
Husqvarna AB, Class B	1,874,649	23,324,675
ICA Gruppen AB	443,258	22,310,421
Immunovia AB(a)(b)	91,076	1,191,672
Industrivarden AB, Class A(a)	491,277	16,618,574
Industrivarden AB, Class C(a)	725,907	23,222,262
Indutrade AB(a)	1,336,647	27,565,521
Instalco AB	182,093	5,858,067
Intrum AB(b)	391,258	10,680,216
Investment AB Latour, Class B	544,697	12,253,239
Investor AB, Class B	2,043,486	150,712,474
INVISIO AB(b)	176,782	4,205,988
Inwido AB(a)	359,821	4,932,634
JM AB	344,276	12,096,390
Kambi Group PLC(a)	122,331	6,872,404
Kindred Group PLC(a)	1,204,798	14,534,718
Kinnevik AB, Class B	1,118,819	55,171,729
Klovern AB, Class B	3,068,336	5,112,328
Knowit AB(a)	85,760	2,892,793
Kungsleden AB	1,092,541	11,239,446
L E Lundbergforetagen AB, Class B(a)	332,148	17,551,248
Lifco AB, Class B	205,366	18,969,832
Lime Technologies AB(b)	38,459	1,645,826
Lindab International AB	432,302	9,268,192
Loomis AB	376,352	9,686,019
Lundin Energy AB	876,364	24,027,410
Mekonomen AB(a)	239,737	2,702,259
Millicom International Cellular SA, SDR(a)	457,257	17,163,844

Security	Shares	Value

Sweden (continued)
MIPS AB	128,695	$7,653,217
Modern Times Group MTG AB, Class B(a)	338,815	5,157,132
Mycronic AB	386,737	10,891,058
NCC AB, Class B	470,392	7,922,166
Nibe Industrier AB, Class B	1,502,944	50,425,584
Nobia AB(a)	819,434	6,403,557
Nobina AB(a)(c)	483,879	3,874,262
Nolato AB, Class B(a)	110,660	10,294,818
Nordic Entertainment Group AB, Class B(a)	351,565	18,459,109
Nyfosa AB(a)	1,008,187	9,802,852
Pandox AB(a)	446,038	6,757,056
Paradox Interactive AB	144,598	4,037,368
Peab AB, Class B(a)	946,420	10,593,978
Platzer Fastigheter Holding AB, Class B	279,038	3,299,331
PowerCell Sweden AB(a)	188,366	8,547,137
Ratos AB, Class B	1,154,801	5,334,191
Recipharm AB, Class B(a)	394,545	10,893,080
Saab AB, Class B(a)	393,162	11,071,995
Samhallsbyggnadsbolaget i Norden AB	4,365,499	14,389,999
Sandvik AB(a)	4,990,970	125,095,526
SAS AB(a)(b)	13,741,146	2,782,687
Scandic Hotels Group AB(a)(b)(c)	606,513	2,271,543
Sdiptech AB, Class B(a)	91,611	2,958,191
Securitas AB, Class B	1,378,161	21,382,419
Sedana Medical AB(a)	10,380	440,467
Sinch AB(a)(c)	160,230	23,696,318
Skandinaviska Enskilda Banken AB, Class A(a)	7,207,795	79,046,900
Skanska AB, Class B	1,534,608	39,900,858
SKF AB, Class B	1,656,234	45,608,043
SSAB AB, Class A(a)	1,016,399	4,367,909
SSAB AB, Class B(a)	2,644,889	10,239,140
Stillfront Group AB(a)	1,291,940	13,794,775
Storytel AB(a)	173,340	4,723,359
Svenska Cellulosa AB SCA, Class B(a)	2,731,059	48,339,503
Svenska Handelsbanken AB, Class A(a)	6,850,275	68,909,381
Svolder AB, Class B	92,207	2,041,038
Sweco AB, Class B	1,002,585	16,764,810
Swedbank AB, Class A(a)	4,034,299	76,409,324
Swedish Match AB	739,543	57,348,528
Swedish Orphan Biovitrum AB(a)	869,055	16,498,436
Tele2 AB, Class B	2,219,705	30,775,390
Telefonaktiebolaget LM Ericsson, Class B	13,097,322	166,103,327
Telia Co. AB	10,996,401	48,444,330
Thule Group AB(a)(c)	521,720	19,452,045
Trelleborg AB, Class B(a)	1,038,034	23,631,471
Vitrolife AB(a)	359,669	9,550,244
Volvo AB, Class B(a)	6,383,375	158,462,761
Wallenstam AB, Class B	903,151	13,822,827
Wihlborgs Fastigheter AB	763,783	15,788,085

		3,226,519,184

Switzerland — 9.0%
ABB Ltd., Registered	8,190,497	242,510,894
Adecco Group AG, Registered	724,588	45,482,232
Alcon Inc.(a)	2,210,112	159,000,863
Allreal Holding AG, Registered	58,884	12,854,398
ALSO Holding AG, Registered	27,396	7,360,211
Arbonia AG(a)(b)	300,745	4,814,084
Aryzta AG(a)(b)	4,861,389	4,317,106
Ascom Holding AG, Registered(a)	261,678	4,500,532
Autoneum Holding AG(a)	19,354	3,483,111

28	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Bachem Holding AG, Class B, Registered	22,465	$9,002,667
Baloise Holding AG, Registered	220,252	36,964,505
Banque Cantonale Vaudoise, Registered	140,629	14,938,670
Barry Callebaut AG, Registered	13,857	30,826,217
Basilea Pharmaceutica AG, Registered(a)(b)	76,983	4,413,369
Belimo Holding AG	2,068	15,970,279
BKW AG	112,450	12,893,323
Bossard Holding AG, Class A, Registered	37,040	8,514,703
Bucher Industries AG, Registered	37,510	17,802,071
Burckhardt Compression Holding AG	17,972	6,232,421
Cembra Money Bank AG	143,626	15,676,804
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	4,819	41,873,730
Chocoladefabriken Lindt & Spruengli AG, Registered	438	40,914,793
Cie. Financiere Richemont SA, Class A, Registered	2,331,353	217,201,592
Clariant AG, Registered	870,276	18,548,149
Coca-Cola HBC AG	882,764	26,220,137
Comet Holding AG, Registered	36,871	8,455,130
Conzzeta AG, Registered	7,093	9,089,501
Credit Suisse Group AG, Registered	11,017,330	145,580,839
Daetwyler Holding AG, Bearer	40,640	11,694,964
DKSH Holding AG	167,742	13,538,529
dormakaba Holding AG	15,265	9,171,698
Dufry AG, Registered(a)	230,999	12,484,748
EFG International AG	538,896	3,743,680
Emmi AG, Registered	11,321	11,796,950
EMS-Chemie Holding AG, Registered	37,307	35,268,870
Flughafen Zurich AG, Registered(a)	86,970	14,380,943
Forbo Holding AG, Registered	5,799	9,895,326
Galenica AG(c)	244,215	16,169,361
Geberit AG, Registered	165,611	101,570,775
Georg Fischer AG, Registered	18,347	23,016,246
Givaudan SA, Registered	41,786	168,910,135
Helvetia Holding AG, Registered	166,272	16,690,748
Huber + Suhner AG, Registered	96,408	7,954,527
Idorsia Ltd.(a)	442,260	13,482,567
Implenia AG, Registered	87,789	2,465,118
Inficon Holding AG, Registered	7,659	8,333,984
Interroll Holding AG, Registered	2,751	9,076,197
Intershop Holding AG	8,295	5,594,649
Julius Baer Group Ltd.	1,028,483	62,430,398
Kardex Holding AG, Registered	25,527	5,681,594
Komax Holding AG, Registered(a)(b)	23,454	6,021,688
Kuehne + Nagel International AG, Registered	237,698	54,267,608
LafargeHolcim Ltd., Registered	2,309,244	125,248,452
Landis+Gyr Group AG(a)	127,687	9,444,475
LEM Holding SA, Registered	1,175	2,409,173
Liechtensteinische Landesbank AG	12,194	699,071
Logitech International SA, Registered	755,674	78,880,269
Lonza Group AG, Registered	336,756	215,772,167
Medacta Group SA(a)(c)	22,955	2,616,498
Meyer Burger Technology AG(a)	9,522,563	3,765,780
Mobilezone Holding AG, Registered	397,566	4,267,935
Mobimo Holding AG, Registered	40,743	12,869,585
Nestle SA, Registered	12,929,162	1,453,949,378
Novartis AG, Registered	9,945,541	900,308,472
OC Oerlikon Corp. AG, Registered	1,043,902	10,778,147
Partners Group Holding AG	84,810	100,530,739
PSP Swiss Property AG, Registered	194,553	24,953,347
Relief Therapeutics Holding AG(a)(b)	8,044,519	4,159,711

Security	Shares	Value

Switzerland (continued)
Rieter Holding AG, Registered(b)	23,971	$2,479,015
Roche Holding AG, NVS	3,149,035	1,087,259,555
Schindler Holding AG, Participation Certificates, NVS	182,083	48,202,053
Schindler Holding AG, Registered	94,509	24,944,597
Schweiter Technologies AG, Bearer	5,430	9,424,371
SFS Group AG	89,870	11,405,489
SGS SA, Registered	26,620	81,062,927
Siegfried Holding AG, Registered	22,569	16,363,540
Siemens Energy AG(a)	1,827,818	67,906,441
SIG Combibloc Group AG	1,352,348	32,258,121
Sika AG, Registered	639,346	174,210,286
Softwareone Holding AG	409,607	12,846,263
Sonova Holding AG, Registered(a)	249,325	60,369,385
St. Galler Kantonalbank AG, Class A, Registered	13,963	6,435,286
Stadler Rail AG(b)	223,944	11,227,408
Straumann Holding AG, Registered	47,935	53,323,377
Sulzer AG, Registered	109,940	11,913,462
Swatch Group AG (The), Bearer	125,951	36,386,474
Swatch Group AG (The), Registered	242,181	13,679,851
Swiss Life Holding AG, Registered	138,507	63,352,628
Swiss Prime Site AG, Registered	350,423	34,152,062
Swiss Re AG	1,281,697	113,329,908
Swisscom AG, Registered	111,579	60,881,797
Swissquote Group Holding SA, Registered	70,613	7,691,546
Tecan Group AG, Registered	60,248	29,257,122
Temenos AG, Registered	308,036	39,075,835
u-blox Holding AG(b)	44,248	3,489,205
UBS Group AG, Registered	16,319,161	236,183,901
Valiant Holding AG, Registered	89,431	8,585,215
Valora Holding AG, Registered(a)	21,569	4,136,321
VAT Group AG(c)	125,850	35,112,376
Vetropack Holding AG(a)	29,159	1,930,604
Vifor Pharma AG	211,085	28,758,433
Vontobel Holding AG, Registered	156,658	12,705,570
VZ Holding AG	66,339	5,615,250
Ypsomed Holding AG, Registered	22,526	3,813,417
Zehnder Group AG, Registered	77,506	5,671,808
Zur Rose Group AG(a)	37,389	17,210,876
Zurich Insurance Group AG	673,164	269,538,014

		7,481,926,622

United Kingdom — 14.3%
3i Group PLC	4,384,792	66,925,602
888 Holdings PLC	1,820,223	7,548,582
Abcam PLC	922,379	21,000,409
Admiral Group PLC	876,701	34,695,991
Advanced Medical Solutions Group PLC	1,586,996	4,957,823
AG Barr PLC(a)	515,037	3,465,519
Aggreko PLC	1,162,756	9,340,675
Airtel Africa PLC(c)	3,347,920	3,654,904
AJ Bell PLC	1,259,491	7,454,288
Alpha FX Group PLC(a)	116,167	2,313,048
Alternative Credit Investments PLC	470,563	5,621,741
Anglo American PLC	5,423,171	179,772,966
Antofagasta PLC	1,736,009	34,089,594
AO World PLC(a)	1,517,347	6,500,898
Ascential PLC(a)	1,974,075	8,989,013
Ashmore Group PLC	1,813,165	11,229,171
Ashtead Group PLC	2,063,360	104,637,688
ASOS PLC(a)	339,554	20,861,169
Associated British Foods PLC(a)	1,597,771	46,448,235

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Assura PLC	12,232,345	$12,178,156
Aston Martin Lagonda Global Holdings PLC(a)(c)	193,139	5,383,935
AstraZeneca PLC	5,904,140	607,337,732
Auto Trader Group PLC(c)	4,372,685	33,865,783
Avacta Group PLC(a)	1,125,355	1,900,765
Avast PLC(c)	2,915,325	18,903,698
AVEVA Group PLC	545,176	27,220,395
Aviva PLC	17,405,973	80,119,113
Avon Rubber PLC	147,593	6,282,916
B&M European Value Retail SA	3,986,775	29,300,272
Babcock International Group PLC(a)	1,260,721	4,033,748
BAE Systems PLC	14,338,289	90,984,438
Balfour Beatty PLC(a)	3,210,361	11,867,596
Bank of Georgia Group PLC(a)	193,299	3,047,231
Barclays PLC(a)	77,673,224	142,434,935
Barratt Developments PLC(a)	4,615,549	40,487,606
Beazley PLC	2,515,222	10,755,454
Bellway PLC	562,415	21,277,094
Berkeley Group Holdings PLC	578,156	33,257,471
Biffa PLC(a)(c)	937,847	2,962,059
Big Yellow Group PLC	766,492	11,641,168
Blue Prism Group PLC(a)(b)	399,362	8,604,458
BMO Commercial Property Trust.	3,235,761	3,465,811
Bodycote PLC	919,502	8,882,815
boohoo Group PLC(a)(b)	4,425,596	20,595,728
BP PLC	90,835,028	338,654,622
Breedon Group PLC(a)	6,764,087	7,913,755
Brewin Dolphin Holdings PLC	1,727,667	6,998,676
British American Tobacco PLC	10,310,218	376,248,642
British Land Co. PLC (The)	3,907,444	24,075,907
Britvic PLC	1,235,319	12,637,734
BT Group PLC	39,770,290	68,593,382
Bunzl PLC	1,511,082	48,762,921
Burberry Group PLC(a)	1,852,407	43,713,922
Burford Capital Ltd.(a)	969,246	8,245,351
Bytes Technology Group PLC(a)	749,402	3,704,684
Cairn Energy PLC	2,887,285	7,152,535
Capita PLC(a)	8,156,410	3,922,374
Capital & Counties Properties PLC	3,541,554	6,808,567
Carnival PLC	725,356	11,604,086
Centamin PLC	7,110,411	11,199,327
Centrica PLC(a)	25,981,652	18,474,072
Ceres Power Holdings PLC(a)	246,889	4,495,511
Cineworld Group PLC(b)	5,359,670	5,673,010
Civitas Social Housing PLC	2,344,076	3,469,958
Clinigen Group PLC	689,415	7,242,291
Clipper Logistics PLC	313,889	2,314,644
Close Brothers Group PLC	648,756	12,561,292
CMC Markets PLC(c)	202,374	1,118,547
Coats Group PLC(a)	7,076,104	5,975,898
Coca-Cola European Partners PLC	916,180	42,574,885
Compass Group PLC(a)	8,009,863	144,143,789
Computacenter PLC	416,950	13,466,512
ContourGlobal PLC(c)	886,404	2,434,420
ConvaTec Group PLC(c)	6,460,333	17,760,402
Countryside Properties PLC(c)	2,254,501	13,349,439
Cranswick PLC	255,676	11,986,360
Crest Nicholson Holdings PLC(a)	1,600,035	7,105,642
Croda International PLC	631,371	54,499,539
Custodian REIT PLC	1,821,488	2,326,179

Security	Shares	Value

United Kingdom (continued)
CVS Group PLC(a)	378,146	$7,944,833
Daily Mail & General Trust PLC, Class A, NVS	761,428	8,051,066
DCC PLC	451,229	34,178,664
Dechra Pharmaceuticals PLC	483,842	23,958,692
Derwent London PLC	445,099	19,387,581
Diageo PLC	10,506,593	425,471,526
Dialog Semiconductor PLC(a)	308,790	19,500,244
Diploma PLC	594,696	18,929,636
Direct Line Insurance Group PLC	5,984,817	24,646,835
Diversified Gas & Oil PLC	3,408,709	5,392,327
Dixons Carphone PLC(a)	4,897,587	7,391,178
Domino’s Pizza Group PLC	2,192,341	9,910,641
Draper Esprit PLC(a)	451,008	4,260,951
Drax Group PLC	2,064,843	10,593,213
DS Smith PLC(a)	6,269,425	31,337,397
Dunelm Group PLC(a)	587,379	9,324,168
easyJet PLC	818,415	8,186,105
Electrocomponents PLC	2,024,448	24,394,256
Elementis PLC(a)	3,099,054	4,685,439
EMIS Group PLC	150,243	2,380,860
Energean PLC(a)	433,837	4,683,747
Entain PLC(a)	2,657,305	45,284,232
Equiniti Group PLC(a)(c)	1,927,959	3,092,249
Ergomed PLC(a)	183,044	2,714,645
Essentra PLC(a)	1,463,375	5,803,455
Eurasia Mining PLC(a)(b)	9,296,737	3,063,907
Euromoney Institutional Investor PLC	538,723	7,057,448
Evraz PLC	2,258,068	15,547,307
Experian PLC	4,136,557	145,188,989
Ferguson PLC	1,014,186	118,405,679
Ferrexpo PLC	1,457,186	5,646,844
Fevertree Drinks PLC	488,453	16,372,854
First Derivatives PLC(a)	62,758	2,593,997
Firstgroup PLC(a)	5,872,345	5,785,852
Frasers Group PLC(a)	1,170,578	6,866,974
Fresnillo PLC	820,570	11,128,344
Frontier Developments PLC(a)	20,342	881,306
Future PLC	456,870	10,903,759
G4S PLC(a)	6,910,742	24,683,052
Games Workshop Group PLC	159,919	22,684,761
Gamesys Group PLC	356,659	6,229,800
GB Group PLC	975,373	11,465,112
GCP Student Living PLC	1,704,043	3,444,468
Genus PLC	323,478	21,881,293
GlaxoSmithKline PLC	22,567,732	420,534,454
Glencore PLC(a)	45,048,983	152,426,162
Go-Ahead Group PLC (The)(a)	227,611	3,077,108
GoCo Group PLC	2,675,395	4,511,491
Grainger PLC	3,201,130	11,727,973
Great Portland Estates PLC	1,195,459	10,709,827
Greatland Gold PLC(a)	18,109,632	6,092,696
Greggs PLC(a)	516,415	14,707,587
Halfords Group PLC	1,137,780	4,257,539
Halma PLC	1,733,954	58,788,514
Hammerson PLC	17,758,009	5,647,635
Hargreaves Lansdown PLC	1,494,295	35,057,839
Hays PLC(a)	6,800,676	13,148,874
Helical PLC	617,659	3,214,562
Hikma Pharmaceuticals PLC	791,677	26,080,271
Hill & Smith Holdings PLC	379,750	7,050,311

30	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Hiscox Ltd.(a)	1,490,678	$19,127,160
Hochschild Mining PLC	1,408,537	4,448,667
HomeServe PLC	1,356,884	19,452,572
Hotel Chocolat Group PLC(a)(b)	8,285	40,730
Howden Joinery Group PLC(a)	2,721,539	25,114,102
HSBC Holdings PLC(a)	91,335,631	480,053,071
Hunting PLC	887,994	2,437,567
Ibstock PLC(a)(c)	2,216,820	6,283,100
IG Group Holdings PLC	1,650,540	16,998,912
IMI PLC	1,183,896	20,256,547
Imperial Brands PLC	4,230,215	85,391,294
Inchcape PLC(a)	1,885,465	17,217,653
Indivior PLC(a)	1,722,523	3,240,555
Informa PLC(a)	6,717,402	46,084,787
IntegraFin Holdings PLC	1,350,307	10,161,244
InterContinental Hotels Group PLC(a)	783,908	48,666,871
Intermediate Capital Group PLC	1,329,205	31,029,495
Intertek Group PLC	730,188	55,328,667
Investec PLC	3,064,776	8,010,976
IP Group PLC(a)	4,495,351	5,864,366
IQE PLC(a)	3,994,407	4,349,700
ITM Power PLC(a)	1,943,976	14,682,074
ITV PLC(a)	15,921,643	23,153,554
IWG PLC(a)	3,430,257	14,762,485
J D Wetherspoon PLC(a)	464,967	7,349,051
J Sainsbury PLC	7,948,114	26,674,673
JD Sports Fashion PLC(a)	2,014,492	20,664,265
JET2 PLC(a)	552,212	10,001,945
John Laing Group PLC(c)	2,500,601	10,885,227
John Wood Group PLC(a)	3,145,115	12,654,295
Johnson Matthey PLC	857,361	34,754,728
Jupiter Fund Management PLC	2,217,647	8,721,662
Just Group PLC(a)	4,976,523	5,214,160
Kainos Group PLC	368,092	6,287,972
KAZ Minerals PLC	1,241,740	12,362,392
Keller Group PLC	404,622	4,211,652
Keywords Studios PLC(a)(b)	338,570	12,683,136
Kingfisher PLC(a)	9,488,624	36,183,697
Lancashire Holdings Ltd	1,044,770	9,777,332
Land Securities Group PLC	3,110,244	26,253,759
Learning Technologies Group PLC(b)	2,684,469	6,060,299
Legal & General Group PLC	26,339,101	88,252,008
Lloyds Banking Group PLC(a)	316,869,016	143,591,104
London Stock Exchange Group PLC	1,418,975	169,249,887
LondonMetric Property PLC	3,865,957	12,114,527
LXI REIT PLC	2,873,547	4,932,444
M&G PLC	11,734,919	28,345,215
Man Group PLC	6,886,189	13,829,569
Marks & Spencer Group PLC(a)	8,342,466	16,215,791
Marshalls PLC(a)	1,144,508	10,207,792
Marston’s PLC(a)	3,852,873	4,354,300
McCarthy & Stone PLC(a)(c)	2,443,900	4,020,444
Mediclinic International PLC	1,729,866	6,874,558
Meggitt PLC(a)	3,485,445	18,991,695
Melrose Industries PLC(a)	22,082,336	51,095,039
Micro Focus International PLC(a)	1,575,514	9,629,720
Mitchells & Butlers PLC(a)	1,076,313	4,404,419
Mitie Group PLC(a)	5,823,068	3,838,194
Mondi PLC	2,154,091	51,099,414
Moneysupermarket.com Group PLC	2,501,175	9,204,765

Security	Shares	Value

United Kingdom (continued)
Morgan Advanced Materials PLC	1,687,898	$6,768,039
National Express Group PLC(a)	2,625,451	9,020,384
National Grid PLC	15,784,688	184,242,046
Natwest Group PLC(a)	21,572,883	43,724,854
NCC Group PLC	138,722	470,518
Network International Holdings PLC(a)(c)	2,170,423	10,228,819
Next PLC(a)	619,901	65,801,478
Ninety One PLC	1,663,082	5,362,232
NMC Health PLC(a)(e)	475,795	7
Ocado Group PLC(a)	2,241,454	85,475,083
On the Beach Group PLC(a)(c)	683,897	3,094,425
OSB Group PLC(a)	1,897,082	10,680,800
Oxford Biomedica PLC(a)	54,042	728,005
Pagegroup PLC(a)	1,596,144	9,858,829
Paragon Banking Group PLC	1,427,322	8,890,554
Pearson PLC	3,400,304	37,942,713
Pennon Group PLC	1,905,007	24,453,954
Persimmon PLC	1,430,116	50,097,441
Petrofac Ltd.(a)(b)	1,302,374	2,132,691
Petropavlovsk PLC(a)	6,283,896	2,502,423
Pets at Home Group PLC	2,469,177	13,650,854
Phoenix Group Holdings PLC	2,495,133	23,120,786
Playtech PLC(a)	1,565,357	9,995,400
Plus500 Ltd.	461,950	8,522,489
Polypipe Group PLC(a)	1,163,077	8,209,286
Premier Foods PLC(a)	1,045,875	1,344,279
Primary Health Properties PLC	6,013,269	11,989,776
Provident Financial PLC(a)	1,172,203	3,943,690
Prudential PLC	11,681,926	188,088,014
PZ Cussons PLC	1,418,964	4,832,333
QinetiQ Group PLC	2,841,483	11,752,597
Quilter PLC(c)	8,511,226	18,127,493
Rathbone Brothers PLC	259,734	5,742,335
RDI REIT PLC	1,621,645	2,028,654
Reckitt Benckiser Group PLC	3,207,653	273,006,365
Redde Northgate PLC	1,395,328	4,703,938
Redrow PLC(a)	1,347,055	9,720,573
RELX PLC	8,648,953	215,265,966
Renishaw PLC(a)	181,846	14,982,656
Rentokil Initial PLC(a)	8,363,009	57,144,805
Restaurant Group PLC (The)(a)	3,006,640	2,819,915
Rightmove PLC(a)	4,164,082	34,262,961
Rio Tinto PLC	5,023,030	385,508,272
Rolls-Royce Holdings PLC(a)	37,656,581	47,418,088
Rotork PLC	3,922,010	17,535,854
Royal Dutch Shell PLC, Class A	18,501,199	339,930,245
Royal Dutch Shell PLC, Class B	16,606,450	290,112,214
Royal Mail PLC(a)	4,109,999	22,835,021
RSA Insurance Group PLC	4,689,237	43,465,009
RWS Holdings PLC	1,300,931	10,504,259
S4 Capital PLC(a)	1,277,501	8,683,609
Sabre Insurance Group PLC(c)	399,863	1,391,948
Safestore Holdings PLC	1,174,903	13,076,420
Sage Group PLC (The)	4,891,063	39,613,375
Sanne Group PLC	720,573	5,481,780
Savills PLC(a)	798,861	11,551,368
Schroders PLC	565,296	26,524,958
Segro PLC	5,459,491	71,536,121
Senior PLC(a)	2,293,632	3,003,159
Serco Group PLC(a)	5,973,538	9,621,958

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares		Value

United Kingdom (continued)
Severn Trent PLC	1,081,680		$34,341,594
Shaftesbury PLC(a)	1,108,696		8,518,172
Signature Aviation PLC(a)	3,818,411		21,550,548
Smart Metering Systems PLC	526,058		4,933,875
Smith & Nephew PLC	3,954,094		83,699,784
Smiths Group PLC	1,783,474		34,740,010
Softcat PLC	707,730		14,675,009
SolGold PLC(a)	1,206,319		477,905
Spectris PLC	523,645		21,830,946
Spirax-Sarco Engineering PLC	338,318		51,475,276
Spirent Communications PLC	3,021,194		9,915,402
SSE PLC	4,639,259		94,540,161
SSP Group PLC	2,411,312		9,595,898
St. James’s Place PLC	2,397,686		38,637,518
St. Modwen Properties PLC	1,113,207		5,938,828
Stagecoach Group PLC	2,147,859		2,182,586
Standard Chartered PLC(a)	12,107,964		73,822,358
Standard Life Aberdeen PLC	10,442,863		43,321,564
Synthomer PLC	1,603,008		9,465,378
TalkTalk Telecom Group PLC	3,323,298		4,467,718
Tate & Lyle PLC	2,047,276		19,364,369
Taylor Wimpey PLC(a)	16,271,831		32,723,490
TBC Bank Group PLC(a)	184,257		3,081,805
Team17 Group PLC(a)	480,312		5,289,707
Telecom Plus PLC	378,266		6,773,431
Tesco PLC	43,405,070		142,691,606
TORM PLC(b)	145,825		1,034,972
TP ICAP PLC	2,765,805		8,469,548
Trainline PLC(a)(c)	2,048,471		11,482,505
Travis Perkins PLC(a)	1,097,493		20,338,011
Tritax Big Box REIT PLC	7,640,850		19,348,015
Ultra Electronics Holdings PLC	350,852		9,621,346
Unilever PLC	11,825,315		688,513,396
UNITE Group PLC (The)(a)	1,307,652		17,238,411
United Utilities Group PLC	3,055,978		38,699,839
Vectura Group PLC(a)	3,551,378		5,696,047
Vesuvius PLC	1,088,574		7,444,253
Victoria PLC(a)(b)	514,419		4,874,161
Victrex PLC	401,830		12,934,028
Virgin Money UK PLC(a)(b)	6,295,175		11,207,639
Vistry Group PLC(a)	1,055,044		12,213,270
Vodafone Group PLC	119,899,794		205,544,574
Weir Group PLC (The)(a)	1,182,890		30,781,331
WH Smith PLC	641,522		13,478,352
Whitbread PLC(a)	906,096		34,677,278
William Hill PLC(a)	4,491,798		16,653,971
Wm Morrison Supermarkets PLC	10,770,307		26,540,272
Workspace Group PLC	655,215		6,437,649
WPP PLC	5,550,631		58,370,248

			11,881,200,548

United States — 0.0%
Arko Corp.(a)	0	(g)	3
Coronado Global Resources Inc.(b)(c)	1,411,330		1,418,524

			1,418,527

Total Common Stocks — 99.0% (Cost: $73,909,628,212)			82,463,050,845

Security	Shares	Value

Preferred Stocks

Germany — 0.5%
Bayerische Motoren Werke AG, Preference Shares, NVS	246,443	$16,152,825
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	51,658	4,418,255
Fuchs Petrolub SE, Preference Shares, NVS	315,278	17,971,826
Henkel AG & Co. KGaA, Preference Shares, NVS	811,549	84,298,802
Jungheinrich AG, Preference Shares, NVS	248,971	11,397,253
Porsche Automobil Holding SE, Preference Shares, NVS	746,746	52,165,249
Sartorius AG, Preference Shares, NVS	162,750	81,185,876
Sixt SE, Preference Shares, NVS	68,605	4,667,500
STO SE & Co. KGaA, Preference Shares, NVS	8,037	1,277,151
Volkswagen AG, Preference Shares, NVS	835,640	158,820,869

		432,355,606

Italy — 0.0%
Danieli & C Officine Meccaniche SpA, Preference Shares, NVS	131,834	1,649,701
Telecom Italia SpA/Milano, Preference Shares, NVS	26,651,826	12,660,308

		14,310,009

Total Preferred Stocks — 0.5% (Cost: $400,374,709)		446,665,615

Rights

Spain — 0.0%
ACS Actividades de Construccion y Servicios SA (Expires 02/10/21)(a)	1,214,202	598,905
Sacyr SA (Expires 02/03/21)(a)	2,443,911	121,733

		720,638

Sweden — 0.0%
Modern Times Group MTG AB, Class B (Expires 02/10/21)(a)	338,815	633,660

Total Rights — 0.0% (Cost: $791,402)		1,354,298

Warrants

Spain — 0.0%
Abengoa SA (Expires 03/31/25)(a)(b)	1,476,448	10,762

Total Warrants — 0.0% (Cost: $0)		10,762

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(h)(i)(j)	640,220,568	640,604,700

32	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(h)(i)	7,080,000	$7,080,000

		647,684,700

Total Short-Term Investments — 0.8% (Cost: $647,271,420)		647,684,700

Total Investments in Securities — 100.3% (Cost: $74,958,065,743)		83,558,766,220

Other Assets, Less Liabilities — (0.3)%		(287,257,810)

Net Assets — 100.0%		$83,271,508,410

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Rounds to less than $1.
(g)	Rounds to less than 1.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period-end.
(j)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$871,394,966	$—		$(230,315,779	)(a)	$(157,678)	$(316,809)	$640,604,700	640,220,568	$9,620,947	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,310,000	1,770,000	(a)	—		—	—	7,080,000	7,080,000	5,202		—

						$(157,678)	$(316,809)	$647,684,700		$9,626,149		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
ASX SPI 200 Index	327	03/18/21	$41,027	$(139,734)
Euro STOXX 50 Index	2,879	03/19/21	121,650	(1,009,661)
FTSE 100 Index	817	03/19/21	71,364	(1,496,879)
TOPIX Index	608	03/11/21	104,765	2,924,523

				$278,249

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI EAFE ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$2,924,523

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$2,646,274

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended January 31, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$54,842,063

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$9,301,177

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$360,661,782

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$82,457,811,036	$5,237,735	$2,074	$82,463,050,845
Preferred Stocks	446,665,615	—	—	446,665,615
Rights	1,354,298	—	—	1,354,298
Warrants	—	10,762	—	10,762
Money Market Funds	647,684,700	—	—	647,684,700

	$83,553,515,649	$5,248,497	$2,074	$83,558,766,220

Derivative financial instruments(a)
Assets
Futures Contracts	$2,924,523	$—	$—	$2,924,523
Liabilities
Futures Contracts	(2,646,274)	—	—	(2,646,274)

	$278,249	$—	$—	$278,249

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

34	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2021	iShares® Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.5%
BHP Group PLC	726,067	$20,055,364

Austria — 0.6%
ams AG(a)	85,111	2,139,256
ANDRITZ AG	26,294	1,252,228
BAWAG Group AG(a)(b)	27,247	1,193,672
CA Immobilien Anlagen AG	27,868	1,201,918
Erste Group Bank AG(a)	101,971	3,128,085
IMMOFINANZ AG(a)	31,891	674,927
Lenzing AG(a)	5,789	745,504
Oesterreichische Post AG(c)	15,170	642,287
OMV AG	54,113	2,283,873
Raiffeisen Bank International AG(a)	54,386	1,068,409
S&T AG(a)(c)	21,381	562,635
Schoeller-Bleckmann Oilfield Equipment AG	9,236	348,406
Telekom Austria AG	75,083	571,939
UNIQA Insurance Group AG	66,139	512,648
Verbund AG	24,540	2,218,135
voestalpine AG	40,708	1,489,619
Wienerberger AG	44,951	1,531,292

		21,564,833

Belgium — 1.6%
Ackermans & van Haaren NV	8,394	1,286,971
Aedifica SA	11,333	1,372,716
Ageas SA/NV	62,627	3,217,658
AGFA-Gevaert NV(a)	115,811	538,173
Anheuser-Busch InBev SA/NV	259,260	16,372,399
Barco NV	26,412	512,284
Befimmo SA	11,650	496,791
Bekaert SA	19,802	683,232
bpost SA(a)	39,368	467,999
Cofinimmo SA	9,133	1,369,207
D’ieteren SA/NV	9,350	739,491
Econocom Group SA/NV	75,273	233,195
Elia Group SA/NV	12,074	1,456,602
Etablissements Franz Colruyt NV	20,256	1,251,614
Euronav NV	67,515	542,999
Fagron	29,265	725,303
Galapagos NV(a)	14,787	1,545,685
Gimv NV	6,719	401,615
Groupe Bruxelles Lambert SA(c)	40,401	4,014,022
Intervest Offices & Warehouses NV	17,894	482,615
KBC Ancora(a)	16,640	652,166
KBC Group NV(a)	84,436	5,920,992
Kinepolis Group NV(a)(c)	4,677	192,055
Melexis NV	7,685	861,760
Montea C.V.A	3,584	438,033
Ontex Group NV(a)	28,753	327,138
Proximus SADP	52,207	1,102,349
Sofina SA	5,131	1,664,385
Solvay SA	25,257	2,885,592
Telenet Group Holding NV	17,205	734,091
UCB SA	43,633	4,533,392
Umicore SA	67,694	3,846,432
Warehouses De Pauw CVA	45,524	1,639,303

		62,508,259

Denmark — 3.8%
ALK-Abello A/S(a)	2,694	1,059,646

Security	Shares	Value

Denmark (continued)
Ambu A/S, Series B	55,573	$2,637,040
AP Moller - Maersk A/S, Class A	1,096	2,085,658
AP Moller - Maersk A/S, Class B, NVS	2,097	4,357,047
Bavarian Nordic A/S(a)	21,410	768,690
Carlsberg A/S, Class B	35,959	5,287,535
Chemometec A/S	4,818	401,369
Chr Hansen Holding A/S(a)	35,717	3,247,318
Coloplast A/S, Class B	40,547	6,076,089
Danske Bank A/S(a)	238,439	4,099,266
Demant A/S(a)	38,311	1,381,749
Dfds A/S(a)	14,994	667,162
DSV PANALPINA A/S	71,589	11,221,301
FLSmidth & Co. A/S(a)	18,820	662,481
Genmab A/S(a)	22,444	8,981,999
GN Store Nord A/S	43,962	3,375,064
H Lundbeck A/S	26,851	961,408
ISS A/S(a)	59,262	1,026,098
Jyske Bank A/S, Registered(a)	25,421	959,205
Netcompany Group A/S(a)(b)	15,911	1,490,519
NKT A/S(a)	14,885	613,684
Novo Nordisk A/S, Class B	590,564	41,036,577
Novozymes A/S, Class B	70,515	4,252,554
Orsted A/S(b)	64,581	12,310,687
Pandora A/S	34,234	3,317,153
Per Aarsleff Holding A/S	14,136	656,924
Ringkjoebing Landbobank A/S	14,581	1,283,757
ROCKWOOL International A/S, Class B	3,100	1,175,792
Royal Unibrew A/S	18,398	1,825,976
Schouw & Co. A/S	4,385	443,371
SimCorp A/S	13,907	1,810,500
Spar Nord Bank A/S(a)	46,871	429,510
Sydbank A/S(a)	26,372	552,253
Topdanmark A/S	16,722	773,549
Tryg A/S	42,041	1,314,382
Vestas Wind Systems A/S	68,394	14,903,234
Zealand Pharma A/S(a)	13,007	419,190

		147,865,737

Finland — 2.1%
Cargotec OYJ, Class B	16,085	701,155
Caverion OYJ(a)	41,234	296,564
Elisa OYJ	49,145	2,930,383
Fortum OYJ	150,652	3,657,797
Huhtamaki OYJ	33,309	1,639,727
Kemira OYJ	51,462	873,421
Kesko OYJ, Class B	93,586	2,433,129
Kojamo OYJ	42,416	905,919
Kone OYJ, Class B	114,687	9,045,514
Konecranes OYJ	26,830	979,829
Metsa Board OYJ	70,063	755,436
Metso Outotec OYJ	218,798	2,192,996
Neles OYJ	38,299	494,608
Neste OYJ	144,593	10,237,817
Nokia OYJ(a)	1,931,141	9,300,112
Nokian Renkaat OYJ	48,986	1,800,866
Nordea Bank OYJ Abp(a)	1,113,785	9,074,141
Orion OYJ, Class B	36,961	1,699,164
Outokumpu OYJ(a)	131,088	612,669
Revenio Group OYJ	6,852	418,722
Sampo OYJ, Class A	162,176	6,832,918
Sanoma OYJ	25,248	484,646

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Finland (continued)
Stora Enso OYJ, Class R	200,881	$3,660,755
TietoEVRY OYJ	39,156	1,291,067
Tokmanni Group Corp.	19,698	381,940
UPM-Kymmene OYJ	183,906	6,588,874
Uponor OYJ	34,501	812,318
Valmet OYJ	47,262	1,518,722
Wartsila OYJ Abp	146,231	1,440,080
YIT OYJ	90,679	539,813

		83,601,102

France — 15.5%
ABC arbitrage	10,243	92,087
Accor SA(a)	64,181	2,170,002
Aeroports de Paris(a)	10,211	1,178,508
Air France-KLM(a)(c)	67,783	401,784
Air Liquide SA	162,654	26,677,127
Airbus SE(a)	200,716	20,288,309
Albioma SA	8,679	442,326
ALD SA(b)	36,379	500,308
Alstom SA(a)	84,062	4,581,414
Alten SA(a)	11,475	1,214,259
Amundi SA(a)(b)	21,696	1,618,410
APERAM SA	20,819	901,696
Arkema SA	23,603	2,623,789
Atos SE(a)	34,653	2,672,504
AXA SA	663,066	14,741,728
BioMerieux	14,512	2,247,905
BNP Paribas SA(a)	385,619	18,636,474
Bollore SA	303,503	1,233,756
Bouygues SA	76,115	2,997,946
Bureau Veritas SA(a)	100,470	2,647,503
Capgemini SE	54,983	7,982,462
Carrefour SA	208,627	3,545,919
Casino Guichard Perrachon SA(a)(c)	16,790	571,149
CGG SA(a)	321,473	327,912
Cie. de Saint-Gobain(a)	178,443	8,905,750
Cie. Generale des Etablissements Michelin SCA	58,539	8,100,458
Cie. Plastic Omnium SA	25,697	1,011,505
CNP Assurances(a)	65,612	997,994
Coface SA(a)	49,445	487,774
Covivio	18,445	1,520,439
Credit Agricole SA(a)	389,310	4,436,484
Danone SA	208,858	13,945,638
Dassault Aviation SA(a)	1,013	1,061,473
Dassault Systemes SE	45,661	9,139,267
Edenred	83,886	4,562,650
Eiffage SA(a)	27,447	2,498,901
Electricite de France SA(a)	216,724	2,706,703
Elis SA(a)	75,960	1,148,011
Engie SA(a)	624,323	9,723,842
EssilorLuxottica SA	97,301	13,830,685
Eurazeo SE(a)	16,885	1,185,685
Eurofins Scientific SE(a)	44,588	4,289,178
Eutelsat Communications SA	71,424	854,194
Faurecia SE(a)	26,990	1,421,453
Fnac Darty SA(a)	10,191	574,728
Gaztransport Et Technigaz SA	8,502	778,813
Gecina SA	14,678	2,097,079
Getlink SE(a)	153,767	2,376,243
Hermes International	10,870	11,127,345
ICADE	11,738	847,786

Security	Shares	Value

France (continued)
Iliad SA	5,192	$962,880
Imerys SA	15,867	752,567
Interparfums SA(a)	5,354	286,526
Ipsen SA	12,995	1,137,498
IPSOS	20,560	659,428
JCDecaux SA(a)	33,680	657,140
Kering SA	26,096	17,170,903
Klepierre SA	70,525	1,702,478
Korian SA(a)	29,230	1,083,102
La Francaise des Jeux SAEM(b)	29,424	1,267,239
Lagardere SCA(a)	18,313	427,170
Legrand SA	90,943	8,385,937
L’Oreal SA	85,494	30,131,719
LVMH Moet Hennessy Louis Vuitton SE	95,175	57,617,487
McPhy Energy SA(a)	10,293	384,528
Natixis SA(a)	345,109	1,309,389
Neoen SA(a)(b)	11,342	801,961
Nexans SA(a)	12,405	926,103
Nexity SA	20,903	943,172
Orange SA	671,355	7,914,866
Orpea(a)	17,479	2,422,941
Pernod Ricard SA	72,093	13,637,107
Publicis Groupe SA	74,684	3,879,768
Quadient SA	18,106	396,166
Remy Cointreau SA	8,330	1,549,390
Renault SA(a)	66,032	2,827,033
Rexel SA(a)	94,837	1,447,708
Rubis SCA	32,300	1,465,269
Safran SA(a)	110,414	13,964,179
Sanofi	389,232	36,482,535
Sartorius Stedim Biotech	10,174	4,264,335
Schneider Electric SE	186,876	27,459,963
SCOR SE(a)	57,886	1,765,175
SEB SA	8,248	1,572,216
SES SA	141,061	1,206,480
Societe BIC SA	9,996	571,503
Societe Generale SA(a)	274,006	5,139,154
Sodexo SA(a)	30,547	2,726,214
SOITEC(a)	8,575	1,729,349
Solutions 30 SE(a)(c)	29,114	385,540
Sopra Steria Group(a)	6,811	1,132,804
SPIE SA(a)	47,189	1,049,137
STMicroelectronics NV	220,899	8,928,677
Suez SA	119,671	2,464,332
Teleperformance	20,850	6,844,346
Thales SA	36,788	3,315,382
TOTAL SE	854,212	36,213,409
Trigano SA	3,489	614,624
Ubisoft Entertainment SA(a)	31,461	3,149,490
Unibail-Rodamco-Westfield(c)	48,531	4,097,742
Valeo SA	79,943	2,995,266
Valneva SE(a)	40,576	467,324
Veolia Environnement SA	184,317	4,939,824
Verallia SA(b)	10,586	349,174
Vicat SA	14,919	642,535
Vinci SA	176,653	16,435,273
Virbac SA(a)	1,460	380,470
Vivendi SA	290,247	8,928,366
Wendel SE	9,822	1,135,998

36	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Worldline SA(a)(b)	80,480	$6,850,127

		600,273,773

Germany — 13.1%
Aareal Bank AG(a)	22,885	523,808
adidas AG(a)	65,292	20,782,692
ADLER Group SA(a)(b)	28,224	852,433
Aixtron SE(a)	44,826	839,759
Allianz SE, Registered	142,859	32,372,300
alstria office REIT-AG	77,717	1,340,741
Amadeus Fire AG(a)	2,205	302,711
Aroundtown SA	343,166	2,391,409
AURELIUS Equity Opportunities SE & Co. KGaA(a)	13,761	305,609
Aurubis AG	14,920	1,152,833
BASF SE	316,240	24,523,485
Bayer AG, Registered	337,023	20,437,659
Bayerische Motoren Werke AG	114,005	9,696,712
Bechtle AG	9,374	1,994,122
Beiersdorf AG	32,877	3,608,384
Bilfinger SE(c)	15,124	513,006
Brenntag AG	52,845	4,156,398
Cancom SE	14,938	889,261
Carl Zeiss Meditec AG, Bearer	14,472	2,268,082
Commerzbank AG(a)	349,975	2,330,012
CompuGroup Medical SE & Co. KgaA	9,756	967,169
Continental AG	38,590	5,426,706
Covestro AG(b)	61,156	4,172,600
CropEnergies AG	13,353	202,782
CTS Eventim AG & Co. KGaA(a)	21,359	1,263,200
Daimler AG, Registered	296,480	20,934,450
Delivery Hero SE(a)(b)	45,388	6,920,306
Dermapharm Holding SE	6,472	456,516
Deutsche Bank AG, Registered(a)	671,688	6,829,387
Deutsche Boerse AG	65,003	10,471,707
Deutsche EuroShop AG(a)	22,415	481,461
Deutsche Lufthansa AG, Registered(a)(c)	102,745	1,328,761
Deutsche Pfandbriefbank AG(a)(b)	47,557	469,149
Deutsche Post AG, Registered	338,593	16,787,465
Deutsche Telekom AG, Registered	1,147,571	20,494,505
Deutsche Wohnen SE	117,943	5,857,652
Draegerwerk AG & Co. KGaA	4,614	383,420
Duerr AG(c)	22,873	932,023
E.ON SE	765,231	8,116,099
Encavis AG	40,267	1,098,262
Evonik Industries AG	70,589	2,330,918
Evotec SE(a)(c)	46,957	1,854,062
Flatexdegiro AG(a)	8,263	763,946
Fraport AG Frankfurt Airport Services Worldwide(a)	14,143	769,425
Freenet AG	45,832	959,110
Fresenius Medical Care AG & Co. KGaA	73,147	5,936,268
Fresenius SE & Co. KGaA	144,187	6,441,103
GEA Group AG	52,237	1,811,226
Gerresheimer AG	10,779	1,149,122
Grand City Properties SA	45,866	1,143,428
Grenke AG(c)	11,319	563,260
Hannover Rueck SE	20,406	3,173,280
HeidelbergCement AG	50,642	3,754,253
HelloFresh SE(a)	49,126	4,165,886
Henkel AG & Co. KGaA	37,058	3,475,680
HOCHTIEF AG	9,960	928,706
Hornbach Holding AG & Co. KGaA	6,022	570,658

Security	Shares	Value

Germany (continued)
Hugo Boss AG	23,509	$839,696
Hypoport SE(a)	1,344	917,648
Indus Holding AG	13,111	532,014
Infineon Technologies AG	439,950	17,705,156
Jenoptik AG	22,264	773,588
K+S AG, Registered(c)	75,334	853,912
KION Group AG	26,110	2,263,613
Knorr-Bremse AG	24,941	3,308,244
Krones AG	5,356	444,428
LANXESS AG	29,797	2,250,215
LEG Immobilien AG	23,925	3,441,472
Merck KGaA	45,497	7,611,272
METRO AG	43,252	506,236
MorphoSys AG(a)	12,310	1,478,493
MTU Aero Engines AG	18,404	4,292,932
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	47,916	12,737,037
Nemetschek SE	21,262	1,503,376
Nordex SE(a)	32,746	935,699
Norma Group SE	12,265	613,613
OSRAM Licht AG(a)	13,317	831,592
PATRIZIA AG	15,860	485,562
Pfeiffer Vacuum Technology AG	2,819	615,095
ProSiebenSat.1 Media SE(a)	76,294	1,386,636
Puma SE(a)	29,291	2,874,608
Rational AG(c)	1,550	1,494,236
Rheinmetall AG	15,693	1,665,174
RWE AG	220,965	9,519,251
SAP SE	357,999	45,580,978
Scout24 AG(b)	38,284	2,967,417
Siemens AG, Registered	261,595	40,660,838
Siemens Healthineers AG(b)	92,338	5,191,757
Siltronic AG(c)	7,897	1,352,763
Sixt SE(a)(c)	8,004	933,510
Software AG	22,096	898,215
Stabilus SA	11,781	883,812
Stratec SE	2,963	489,566
Stroeer SE & Co. KGaA	12,764	1,154,495
Suedzucker AG	28,332	414,079
Symrise AG	44,778	5,586,961
TAG Immobilien AG	50,292	1,550,712
TeamViewer AG(a)(b)	51,714	2,683,356
Telefonica Deutschland Holding AG	380,363	1,044,815
thyssenkrupp AG(a)	143,859	1,678,882
TUI AG(c)	283,445	1,373,970
Uniper SE	71,447	2,508,548
United Internet AG, Registered(d)	36,001	1,567,993
Varta AG(a)(c)	6,401	1,144,712
Volkswagen AG	11,156	2,365,073
Vonovia SE	178,414	11,951,880
Vossloh AG(a)	7,567	396,684
Wacker Chemie AG	5,731	832,726
Zalando SE(a)(b)	53,547	6,161,939
zooplus AG(a)	2,254	523,031

		508,444,877

Ireland — 1.1%
AIB Group PLC(a)	282,535	504,580
Bank of Ireland Group PLC(a)	364,083	1,362,359
C&C Group PLC(a)	154,430	489,866
Cairn Homes PLC(a)	461,694	531,184

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Ireland (continued)
CRH PLC(a)	275,639	$11,512,962
Dalata Hotel Group PLC(a)	89,395	362,744
Flutter Entertainment PLC(a)	55,862	10,441,299
Glanbia PLC	81,292	1,005,394
Grafton Group PLC	85,912	1,022,248
Greencore Group PLC(a)	263,593	421,328
Hibernia REIT PLC	309,945	412,701
Kerry Group PLC, Class A	53,498	7,272,909
Kingspan Group PLC(a)	54,351	3,697,738
Smurfit Kappa Group PLC	78,544	3,786,389
UDG Healthcare PLC	124,186	1,391,543

		44,215,244

Italy — 3.5%
A2A SpA	646,042	1,051,734
ACEA SpA	18,293	363,365
Amplifon SpA(a)	46,576	1,852,033
Anima Holding SpA(b)	132,807	618,928
Ascopiave SpA	82,385	358,821
Assicurazioni Generali SpA(a)	357,558	6,120,657
ASTM SpA(a)	26,494	590,964
Atlantia SpA(a)	171,949	2,737,645
Autogrill SpA(a)	56,064	298,059
Azimut Holding SpA	43,733	922,358
Banca Generali SpA(a)	24,774	771,109
Banca Mediolanum SpA(a)	66,790	531,082
Banca Popolare di Sondrio SCPA(a)	229,828	565,696
Banco BPM SpA(a)	532,345	1,172,227
BPER Banca(a)	340,459	628,501
Brunello Cucinelli SpA(a)	11,474	460,570
Buzzi Unicem SpA	39,759	982,004
Cerved Group SpA(a)	73,347	626,438
CNH Industrial NV(a)	346,214	4,439,595
Credito Emiliano SpA(a)	85,729	442,647
De’ Longhi SpA	26,444	951,596
DiaSorin SpA	8,806	1,932,133
Enav SpA(b)	108,448	460,874
Enel SpA	2,788,245	27,746,512
Eni SpA	872,108	8,849,145
ERG SpA	28,395	868,637
Ferrari NV	43,406	9,083,423
FinecoBank Banca Fineco SpA(a)	208,266	3,257,663
Freni Brembo SpA(a)	58,748	802,232
GVS SpA(a)(b)	24,021	436,287
Hera SpA	319,419	1,119,171
Immobiliare Grande Distribuzione SIIQ SpA	95,397	419,550
Infrastrutture Wireless Italiane SpA(b)	98,006	1,055,533
Interpump Group SpA	26,154	1,176,927
Intesa Sanpaolo SpA(a)	5,693,587	12,486,819
Iren SpA	271,058	669,813
Italgas SpA	217,187	1,306,637
Juventus Football Club SpA(a)(c)	312,671	291,736
Leonardo SpA	138,860	967,669
Mediobanca Banca di Credito Finanziario SpA(a)	218,117	1,951,389
Moncler SpA(a)	63,548	3,598,500
Nexi SpA(a)(b)	148,557	2,644,060
Pirelli & C SpA(a)(b)	142,909	748,303
Poste Italiane SpA(b)	183,308	1,798,532
Prysmian SpA	83,412	2,699,624
Recordati Industria Chimica e Farmaceutica SpA	35,909	1,863,696
Reply SpA	8,307	1,019,310

Security	Shares	Value

Italy (continued)
Saipem SpA	257,662	$678,657
Salvatore Ferragamo SpA(a)	25,660	500,972
Snam SpA	702,615	3,694,411
Societa Cattolica di Assicurazioni SC(a)	60,171	281,734
Tamburi Investment Partners SpA	101,148	814,726
Technogym SpA(a)(b)	55,891	573,432
Telecom Italia SpA/Milano	2,947,892	1,265,665
Tenaris SA	167,176	1,305,947
Terna Rete Elettrica Nazionale SpA	492,435	3,585,966
Tod’s SpA(a)(c)	5,305	166,540
UniCredit SpA(a)	729,373	6,696,373
Unipol Gruppo SpA(a)	203,014	893,830

		136,198,457

Netherlands — 7.0%
Aalberts NV	37,442	1,691,709
ABN AMRO Bank NV, CVA(a)(b)	138,755	1,451,417
Adyen NV(a)(b)	6,306	13,173,364
Aegon NV	600,040	2,480,019
AerCap Holdings NV(a)	46,476	1,777,242
Akzo Nobel NV	66,210	6,743,966
Alfen Beheer BV(a)(b)	4,477	438,936
Arcadis NV(a)	29,557	1,037,764
ArcelorMittal SA(a)(c)	246,782	5,409,270
Argenx SE(a)	15,792	4,627,591
ASM International NV	16,441	4,218,545
ASML Holding NV	146,563	78,248,200
ASR Nederland NV	49,132	1,905,320
Basic-Fit NV(a)(b)	15,372	527,581
BE Semiconductor Industries NV	28,235	1,943,591
Boskalis Westminster(a)	30,448	854,499
Corbion NV	25,756	1,505,095
Davide Campari-Milano NV	204,394	2,204,073
Euronext NV(b)	20,018	2,160,820
EXOR NV	35,562	2,651,878
Flow Traders(b)	12,662	485,797
Heineken Holding NV	39,583	3,491,290
Heineken NV	89,249	9,318,355
IMCD NV	18,734	2,327,204
ING Groep NV(a)	1,339,583	12,002,513
Intertrust NV(a)(b)	41,599	639,819
JDE Peet’s NV(a)	25,746	994,354
Just Eat Takeaway.com NV(a)(b)	17,662	2,029,456
Just Eat Takeaway.com NV(a)(b)	25,875	2,974,702
Koninklijke Ahold Delhaize NV	381,320	10,928,437
Koninklijke DSM NV	59,323	10,378,298
Koninklijke KPN NV	1,177,890	3,686,304
Koninklijke Philips NV(a)	311,032	16,987,271
Koninklijke Vopak NV	24,926	1,262,482
NN Group NV	103,408	4,309,122
NSI NV	13,673	563,955
OCI NV(a)	41,492	861,484
Pharming Group NV(a)(c)	274,755	390,546
PostNL NV(a)	185,368	766,818
Prosus NV	167,820	19,536,215
QIAGEN NV(a)	78,626	4,267,000
Randstad NV(a)	39,581	2,474,555
Rhi Magnesita NV	13,851	737,984
SBM Offshore NV	56,106	965,531
Shop Apotheke Europe NV(a)(b)	4,220	987,437
Signify NV(a)(b)	46,018	2,197,156

38	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
Stellantis NV	373,042	$5,678,705
Stellantis NV New(a)	349,750	5,317,340
TKH Group NV	17,446	824,915
TomTom NV(a)	35,773	416,353
Wereldhave NV(a)(c)	19,375	284,818
Wolters Kluwer NV	93,091	7,740,308

		270,877,404

Norway — 1.4%
Adevinta ASA(a)	82,258	1,229,117
Aker ASA, Class A	11,002	878,570
Austevoll Seafood ASA	60,247	603,671
Bakkafrost P/F(a)	17,585	1,244,917
Borregaard ASA	42,235	776,263
BW Offshore Ltd.	44,675	175,818
DNB ASA(a)	329,859	6,477,276
Entra ASA(b)	62,529	1,394,172
Equinor ASA	347,100	6,284,198
Frontline Ltd./Bermuda	34,325	200,662
Gjensidige Forsikring ASA	70,542	1,633,041
Hexagon Composites ASA(a)	34,678	252,190
Kongsberg Gruppen ASA	42,304	822,047
Leroy Seafood Group ASA	124,152	870,942
Mowi ASA	162,565	3,612,260
NEL ASA(a)	504,431	1,814,146
Nordic Semiconductor ASA(a)	63,921	990,247
Norsk Hydro ASA	498,679	2,222,583
Norwegian Finans Holding ASA(a)	46,365	393,560
Orkla ASA	260,788	2,543,559
Salmar ASA	21,752	1,314,843
Scatec ASA(b)	42,309	1,612,629
Schibsted ASA, Class A(a)	27,702	1,048,750
Schibsted ASA, Class B(a)	37,251	1,207,300
SpareBank 1 SMN	44,576	524,304
SpareBank 1 SR-Bank ASA(a)	91,078	1,006,304
Storebrand ASA(a)	170,061	1,317,468
Subsea 7 SA(a)	90,956	855,649
Telenor ASA	256,403	4,258,419
TGS NOPEC Geophysical Co. ASA	45,137	605,313
Tomra Systems ASA	39,394	1,819,329
Veidekke ASA	37,157	449,206
Yara International ASA	61,679	2,888,178

		53,326,931

Portugal — 0.3%
Banco Comercial Portugues SA, Class R(a)	3,825,468	530,752
EDP - Energias de Portugal SA	950,289	5,971,106
Galp Energia SGPS SA	173,401	1,745,148
Jeronimo Martins SGPS SA	80,188	1,312,740
Navigator Co. SA (The)	142,031	426,897
NOS SGPS SA	95,619	329,916
REN - Redes Energeticas Nacionais SGPS SA	274,836	782,991
Sonae SGPS SA	489,918	393,428

		11,492,978

Spain — 3.8%
Acciona SA	9,072	1,363,369
Acerinox SA	62,329	695,142
ACS Actividades de Construccion y Servicios SA	92,601	2,893,525
Aena SME SA(a)(b)	23,483	3,631,805
Amadeus IT Group SA	155,122	9,901,569
Applus Services SA(a)	60,499	607,112

Security	Shares	Value

Spain (continued)
Banco Bilbao Vizcaya Argentaria SA	2,255,021	$10,320,168
Banco de Sabadell SA	2,004,475	881,069
Banco Santander SA(a)	5,921,306	17,373,014
Bankia SA	486,278	838,020
Bankinter SA	235,917	1,331,616
Befesa SA(b)	13,648	905,320
CaixaBank SA(a)	1,222,026	3,098,442
Cellnex Telecom SA(b)	112,887	6,625,543
Cia. de Distribucion Integral Logista Holdings SA	24,978	471,573
Cie. Automotive SA	33,517	884,434
Corp Financiera Alba SA	10,570	486,051
Ebro Foods SA	33,330	727,247
Enagas SA	76,645	1,692,384
Endesa SA	109,286	2,801,480
Euskaltel SA(b)	50,638	544,453
Faes Farma SA	162,217	724,260
Ferrovial SA	171,476	4,125,900
Fluidra SA	30,216	726,846
Global Dominion Access SA(b)	75,736	348,724
Grifols SA	103,164	3,045,615
Grupo Catalana Occidente SA	21,189	722,078
Iberdrola SA	2,033,874	27,637,616
Iberdrola SA, New	29,055	394,823
Indra Sistemas SA(a)(c)	52,969	467,839
Industria de Diseno Textil SA	372,340	11,078,195
Inmobiliaria Colonial Socimi SA	105,638	1,020,300
Lar Espana Real Estate Socimi SA	50,538	283,969
Liberbank SA(a)	918,942	235,565
Mapfre SA	431,141	793,023
Merlin Properties Socimi SA	133,079	1,278,870
Miquel y Costas & Miquel SA	23,219	388,717
Naturgy Energy Group SA	100,063	2,590,583
Neinor Homes SA(a)(b)	33,107	446,461
Pharma Mar SA(c)	5,052	644,456
Prosegur Cia. de Seguridad SA	113,876	316,540
Red Electrica Corp. SA	158,172	3,009,275
Repsol SA	542,339	5,351,486
Sacyr SA	163,476	359,081
Siemens Gamesa Renewable Energy SA	79,995	3,293,631
Solaria Energia y Medio Ambiente SA(a)	23,997	619,230
Tecnicas Reunidas SA(a)	16,347	216,275
Telefonica SA(a)	1,708,461	7,376,715
Viscofan SA	14,884	1,052,406
Zardoya Otis SA	81,008	534,402

		147,156,217

Sweden — 6.3%
AAK AB	60,999	1,197,566
AddTech AB, Class B	107,164	1,427,901
AF Poyry AB(a)	40,623	1,114,742
Alfa Laval AB(a)	109,647	2,890,383
Arjo AB, Class B	93,077	693,842
Assa Abloy AB, Class B	344,490	8,564,126
Atlas Copco AB, Class A	231,216	12,639,714
Atlas Copco AB, Class B	129,654	6,113,413
Avanza Bank Holding AB	42,148	1,153,555
Axfood AB	45,780	1,104,583
Beijer Ref AB	27,067	1,129,396
Betsson AB	38,237	361,460
BHG Group AB(a)	35,073	660,154
Bilia AB, Class A(a)	28,515	355,644

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
BillerudKorsnas AB	78,105	$1,401,203
Biotage AB(a)	20,143	340,933
Boliden AB	98,532	3,252,642
Bonava AB, Class B(a)	39,841	423,492
Bravida Holding AB(b)	92,667	1,119,050
Bure Equity AB	19,258	643,124
Castellum AB	79,732	1,923,778
Catena AB	8,405	393,485
CELLINK AB, Class B(a)	13,871	457,063
Dometic Group AB(a)(b)	102,998	1,428,647
Electrolux AB, Series B	79,715	1,958,774
Electrolux Professional AB, Class B(a)	120,641	661,672
Elekta AB, Class B	129,638	1,875,192
Embracer Group AB(a)	83,649	1,897,793
Epiroc AB, Class A	234,488	4,519,155
Epiroc AB, Class B	134,628	2,323,917
EQT AB	85,410	2,676,960
Essity AB, Class B	210,318	6,748,414
Evolution Gaming Group AB(b)	52,782	5,167,606
Fabege AB	93,521	1,401,600
Fastighets AB Balder, Class B(a)	32,900	1,656,344
Fingerprint Cards AB, Class B(a)	109,349	255,962
Fortnox AB	24,826	1,221,847
Getinge AB, Class B	83,715	2,168,608
Granges AB(a)	35,351	408,653
Hansa Biopharma AB(a)	13,905	300,448
Hennes & Mauritz AB, Class B(a)	276,250	5,935,833
Hexagon AB, Class B	96,511	8,480,359
Hexpol AB	100,310	1,103,578
Holmen AB, Class B	36,875	1,695,341
Hufvudstaden AB, Class A	47,022	722,499
Husqvarna AB, Class B	162,588	2,022,945
ICA Gruppen AB	34,531	1,738,042
Industrivarden AB, Class A(a)	36,661	1,240,143
Industrivarden AB, Class C(a)	59,831	1,914,035
Indutrade AB(a)	102,624	2,116,403
Instalco AB	14,519	467,087
Intrum AB	26,114	712,837
Investment AB Latour, Class B	50,768	1,142,052
Investor AB, Class B	156,552	11,546,122
JM AB	22,844	802,641
Kambi Group PLC(a)	9,733	546,788
Kindred Group PLC(a)	97,718	1,178,873
Kinnevik AB, Class B	86,128	4,247,184
Klovern AB, Class B	199,742	332,801
Kungsleden AB	85,479	879,360
L E Lundbergforetagen AB, Class B(a)	26,921	1,422,550
Lifco AB, Class B	16,438	1,518,392
Lindab International AB	27,274	584,732
Loomis AB	29,170	750,737
Lundin Energy AB	67,681	1,855,621
Millicom International Cellular SA, SDR(a)	35,432	1,329,995
MIPS AB	13,304	791,160
Modern Times Group MTG AB, Class B(a)	22,803	347,086
Munters Group AB(a)(b)	40,946	385,840
Mycronic AB	31,066	874,862
NCC AB, Class B	37,812	636,816
Nibe Industrier AB, Class B	109,621	3,677,917
Nobia AB(a)	66,880	522,641
Nolato AB, Class B(a)	6,955	647,031

Security	Shares	Value

Sweden (continued)
Nordic Entertainment Group AB, Class B(a)	27,974	$1,468,790
Nyfosa AB(a)	82,795	805,036
Pandox AB(a)	39,372	596,449
Paradox Interactive AB	11,631	324,753
Peab AB, Class B(a)	78,164	874,947
PowerCell Sweden AB(a)	13,906	630,987
Recipharm AB, Class B(a)	33,499	924,881
Saab AB, Class B(a)	30,949	871,567
Samhallsbyggnadsbolaget i Norden AB	331,615	1,093,103
Sandvik AB(a)	388,707	9,742,697
SAS AB(a)(c)	1,579,625	319,886
Scandic Hotels Group AB(a)(b)(c)	50,365	188,630
Securitas AB, Class B	120,248	1,865,670
Sinch AB(a)(b)	13,585	2,009,077
Skandinaviska Enskilda Banken AB, Class A(a)	549,420	6,025,414
Skanska AB, Class B	118,203	3,073,359
SKF AB, Class B	128,647	3,542,578
SSAB AB, Class A(a)	78,309	336,528
SSAB AB, Class B(a)	219,447	849,544
Stillfront Group AB(a)	112,788	1,204,301
Storytel AB(a)	20,215	550,841
Svenska Cellulosa AB SCA, Class B(a)	208,689	3,693,777
Svenska Handelsbanken AB, Class A(a)	530,135	5,332,819
Sweco AB, Class B	72,975	1,220,258
Swedbank AB, Class A(a)	310,702	5,884,673
Swedish Match AB	56,626	4,391,114
Swedish Orphan Biovitrum AB(a)	71,044	1,348,724
Tele2 AB, Class B	178,726	2,477,970
Telefonaktiebolaget LM Ericsson, Class B	1,006,862	12,769,261
Telia Co. AB	849,673	3,743,210
Thule Group AB(a)(b)	35,891	1,338,176
Trelleborg AB, Class B(a)	90,072	2,050,543
Vitrolife AB(a)	28,217	749,242
Volvo AB, Class B(a)	480,955	11,939,367
Wallenstam AB, Class B	69,878	1,069,491
Wihlborgs Fastigheter AB	58,201	1,203,067

		246,713,874

Switzerland — 14.7%
ABB Ltd., Registered	625,757	18,527,922
Adecco Group AG, Registered	54,484	3,419,949
Alcon Inc.(a)	166,667	11,990,432
Allreal Holding AG, Registered	6,463	1,410,875
ALSO Holding AG, Registered	3,030	814,040
Arbonia AG(a)(c)	43,259	692,455
Aryzta AG(a)	445,052	395,224
Bachem Holding AG, Class B, Registered	2,548	1,021,090
Baloise Holding AG, Registered	15,945	2,676,021
Banque Cantonale Vaudoise, Registered	10,358	1,100,305
Barry Callebaut AG, Registered	1,114	2,478,199
Belimo Holding AG	171	1,320,560
BKW AG	7,264	832,878
Bossard Holding AG, Class A, Registered	1,940	445,965
Bucher Industries AG, Registered	3,067	1,455,584
Burckhardt Compression Holding AG	2,094	726,168
Cembra Money Bank AG	10,308	1,125,120
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	356	3,093,390
Chocoladefabriken Lindt & Spruengli AG, Registered	35	3,269,447
Cie. Financiere Richemont SA, Class A, Registered	178,230	16,604,881
Clariant AG, Registered	72,264	1,540,159

40	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Coca-Cola HBC AG	68,702	$2,040,609
Comet Holding AG, Registered	2,591	594,159
Conzzeta AG, Registered	476	609,982
Credit Suisse Group AG, Registered	845,621	11,173,870
Daetwyler Holding AG, Bearer	3,441	990,216
DKSH Holding AG	14,428	1,164,490
dormakaba Holding AG	1,480	889,231
Dufry AG, Registered(a)	18,958	1,024,619
Emmi AG, Registered	954	994,107
EMS-Chemie Holding AG, Registered	2,874	2,716,990
Flughafen Zurich AG, Registered(a)	8,014	1,325,157
Forbo Holding AG, Registered	524	894,146
Galenica AG(b)	21,981	1,455,352
Geberit AG, Registered	12,663	7,766,336
Georg Fischer AG, Registered	1,525	1,913,107
Givaudan SA, Registered	3,193	12,906,956
Helvetia Holding AG, Registered	12,271	1,231,790
Huber + Suhner AG, Registered	8,570	707,102
Idorsia Ltd.(a)	40,028	1,220,278
Implenia AG, Registered	6,557	184,121
Inficon Holding AG, Registered	607	660,495
Interroll Holding AG, Registered	304	1,002,968
Julius Baer Group Ltd.	77,729	4,718,262
Kardex Holding AG, Registered	2,131	474,301
Kuehne + Nagel International AG, Registered	18,757	4,282,314
LafargeHolcim Ltd., Registered	179,946	9,759,886
Landis+Gyr Group AG(a)	8,949	661,920
Logitech International SA, Registered	57,545	6,006,777
Lonza Group AG, Registered	25,703	16,468,874
Mobimo Holding AG, Registered	2,278	719,557
Nestle SA, Registered	985,923	110,872,006
Novartis AG, Registered	760,961	68,885,105
OC Oerlikon Corp. AG, Registered	89,030	919,223
Partners Group Holding AG	6,410	7,598,185
PSP Swiss Property AG, Registered	15,098	1,936,468
Relief Therapeutics Holding AG(a)	862,698	446,089
Roche Holding AG, NVS	241,476	83,373,824
Schindler Holding AG, Participation Certificates, NVS	13,461	3,563,473
Schindler Holding AG, Registered	7,924	2,091,451
Schweiter Technologies AG, Bearer	348	603,993
SFS Group AG	7,987	1,013,638
SGS SA, Registered	2,110	6,425,349
Siegfried Holding AG, Registered	1,353	980,986
Siemens Energy AG(a)	131,503	4,885,552
SIG Combibloc Group AG	93,467	2,229,507
Sika AG, Registered	49,204	13,407,205
Softwareone Holding AG	37,205	1,166,838
Sonova Holding AG, Registered(a)	19,181	4,644,320
St. Galler Kantonalbank AG, Class A, Registered	1,032	475,630
Stadler Rail AG(c)	18,669	935,968
Straumann Holding AG, Registered	3,665	4,076,983
Sulzer AG, Registered	9,007	976,028
Swatch Group AG (The), Bearer	9,716	2,806,893
Swatch Group AG (The), Registered	19,319	1,091,254
Swiss Life Holding AG, Registered	10,914	4,992,026
Swiss Prime Site AG, Registered	26,875	2,619,225
Swiss Re AG	99,028	8,756,230
Swisscom AG, Registered	8,697	4,745,418
Tecan Group AG, Registered	4,110	1,995,863
Temenos AG, Registered	23,210	2,944,299

Security	Shares	Value

Switzerland (continued)
UBS Group AG, Registered	1,258,884	$18,219,572
Valiant Holding AG, Registered	8,308	797,553
VAT Group AG(b)	9,957	2,778,021
Vifor Pharma AG	16,072	2,189,665
Vontobel Holding AG, Registered	12,547	1,017,610
VZ Holding AG	4,811	407,226
Zur Rose Group AG(a)	3,114	1,433,434
Zurich Insurance Group AG	51,292	20,537,557

		570,338,303

United Kingdom — 23.4%
3i Group PLC	324,510	4,953,035
888 Holdings PLC	131,437	545,078
Abcam PLC	74,359	1,692,980
Admiral Group PLC	67,020	2,652,359
Aggreko PLC	95,778	769,406
AJ Bell PLC	110,352	653,118
Anglo American PLC	420,075	13,925,087
Antofagasta PLC	135,750	2,665,690
AO World PLC(a)	104,835	449,153
Ascential PLC(a)	155,165	706,549
Ashmore Group PLC	147,651	914,422
Ashtead Group PLC	156,893	7,956,402
ASOS PLC(a)	26,276	1,614,318
Associated British Foods PLC(a)	120,895	3,514,496
Assura PLC	916,332	912,273
Aston Martin Lagonda Global Holdings PLC(a)(b)	25,862	720,928
AstraZeneca PLC	451,092	46,402,218
Auto Trader Group PLC(b)	339,176	2,626,867
Avast PLC(b)	225,505	1,462,231
AVEVA Group PLC	42,870	2,140,480
Aviva PLC	1,317,309	6,063,529
Avon Rubber PLC	12,405	528,071
B&M European Value Retail SA	321,348	2,361,704
Babcock International Group PLC(a)	98,476	315,080
BAE Systems PLC	1,100,271	6,981,833
Balfour Beatty PLC(a)	258,034	953,863
Barclays PLC(a)	5,897,628	10,814,902
Barratt Developments PLC(a)	358,187	3,142,017
Beazley PLC	226,129	966,960
Bellway PLC	44,712	1,691,529
Berkeley Group Holdings PLC	43,001	2,473,562
Big Yellow Group PLC	64,070	973,069
Blue Prism Group PLC(a)(c)	33,555	722,960
Bodycote PLC	72,263	698,094
boohoo Group PLC(a)(c)	363,774	1,692,922
BP PLC	6,958,453	25,942,770
Breedon Group PLC(a)	572,899	670,273
Brewin Dolphin Holdings PLC	138,938	562,830
British American Tobacco PLC	785,867	28,678,481
British Land Co. PLC (The)	297,223	1,831,354
Britvic PLC	103,688	1,060,764
BT Group PLC	2,976,254	5,133,262
Bunzl PLC	117,670	3,797,235
Burberry Group PLC(a)	143,797	3,393,385
Burford Capital Ltd.(a)	70,026	595,709
Bytes Technology Group PLC(a)	57,242	282,977
Cairn Energy PLC	197,637	489,597
Capita PLC(a)	605,011	290,947
Capital & Counties Properties PLC	307,869	591,872
Carnival PLC	56,598	905,442

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Centamin PLC	461,916	$727,546
Centrica PLC(a)	2,033,588	1,445,969
Ceres Power Holdings PLC(a)	29,406	535,443
Cineworld Group PLC(c)	406,418	430,178
Clinigen Group PLC	51,850	544,683
Close Brothers Group PLC	52,986	1,025,921
CMC Markets PLC(b)	46,262	255,696
Coats Group PLC(a)	667,167	563,435
Coca-Cola European Partners PLC	71,735	3,333,525
Compass Group PLC(a)	604,270	10,874,314
Computacenter PLC	30,924	998,773
ConvaTec Group PLC(b)	536,240	1,474,202
Countryside Properties PLC(b)	183,318	1,085,470
Cranswick PLC	21,300	998,566
Crest Nicholson Holdings PLC(a)	101,043	448,725
Croda International PLC	43,747	3,776,213
CVS Group PLC(a)	35,664	749,299
Daily Mail & General Trust PLC, Class A, NVS	64,612	683,184
DCC PLC	34,424	2,607,471
Dechra Pharmaceuticals PLC	39,540	1,957,926
Derwent London PLC	33,195	1,445,905
Diageo PLC	802,242	32,487,328
Dialog Semiconductor PLC(a)	26,883	1,697,675
Diploma PLC	42,741	1,360,479
Direct Line Insurance Group PLC	438,907	1,807,519
Diversified Gas & Oil PLC	340,825	539,160
Dixons Carphone PLC(a)	478,133	721,573
Domino’s Pizza Group PLC	166,822	754,131
Drax Group PLC	148,642	762,574
DS Smith PLC(a)	477,351	2,386,014
Dunelm Group PLC(a)	42,967	682,066
easyJet PLC	61,435	614,497
Electrocomponents PLC	167,043	2,012,840
Elementis PLC(a)	251,282	379,912
Entain PLC(a)	211,320	3,601,191
Essentra PLC(a)	152,653	605,392
Eurasia Mining PLC(a)(c)	877,819	289,301
Euromoney Institutional Investor PLC	41,940	549,428
Evraz PLC	181,880	1,252,285
Experian PLC	308,264	10,819,756
Ferguson PLC	76,873	8,974,882
Ferrexpo PLC	115,242	446,582
Fevertree Drinks PLC	37,771	1,266,077
Firstgroup PLC(a)	489,242	482,036
Forterra PLC(a)(b)	78,383	279,852
Frasers Group PLC(a)	101,339	594,486
Fresnillo PLC	62,272	844,516
Future PLC	36,429	869,422
G4S PLC(a)	539,402	1,926,579
Games Workshop Group PLC	12,019	1,704,914
Gamesys Group PLC	30,630	535,017
GB Group PLC	78,092	917,940
Genus PLC	22,342	1,511,299
GlaxoSmithKline PLC	1,724,473	32,134,390
Glencore PLC(a)	3,440,663	11,641,707
Grainger PLC	282,768	1,035,977
Great Portland Estates PLC	91,073	815,901
Greatland Gold PLC(a)	1,766,387	594,273
Greggs PLC(a)	37,589	1,070,541
Halfords Group PLC	77,965	291,743

Security	Shares	Value

United Kingdom (continued)
Halma PLC	135,513	$4,594,475
Hammerson PLC	1,512,531	481,035
Hargreaves Lansdown PLC	110,975	2,603,598
Hays PLC(a)	621,400	1,201,456
Helical PLC	79,238	412,389
Hikma Pharmaceuticals PLC	59,593	1,963,176
Hill & Smith Holdings PLC	30,397	564,341
Hiscox Ltd.(a)	118,987	1,526,744
Hochschild Mining PLC	114,717	362,318
HomeServe PLC	106,664	1,529,157
Howden Joinery Group PLC(a)	201,831	1,862,477
HSBC Holdings PLC(a)	6,967,279	36,619,484
Hunting PLC	54,194	148,764
Ibstock PLC(a)(b)	140,501	398,220
IG Design Group PLC	63,774	455,387
IG Group Holdings PLC	129,394	1,332,629
IMI PLC	94,578	1,618,237
Imperial Brands PLC	326,930	6,599,422
Inchcape PLC(a)	171,595	1,566,968
Indivior PLC(a)	339,289	638,299
Informa PLC(a)	516,139	3,540,976
IntegraFin Holdings PLC	101,136	761,062
InterContinental Hotels Group PLC(a)	60,232	3,739,346
Intermediate Capital Group PLC	100,143	2,337,778
Intertek Group PLC	56,486	4,280,124
Investec PLC	264,586	691,598
IP Group PLC(a)	346,694	452,276
ITM Power PLC(a)	157,414	1,188,885
ITV PLC(a)	1,246,281	1,812,365
IWG PLC(a)	271,119	1,166,790
J D Wetherspoon PLC(a)	37,846	598,176
J Sainsbury PLC	607,181	2,037,761
JD Sports Fashion PLC(a)	155,111	1,591,098
JET2 PLC(a)	44,586	807,564
John Laing Group PLC(b)	214,849	935,247
John Wood Group PLC(a)	249,724	1,004,759
Johnson Matthey PLC	66,178	2,682,649
Jupiter Fund Management PLC	168,291	661,862
Just Group PLC(a)	356,254	373,266
Kainos Group PLC	38,592	659,252
KAZ Minerals PLC	91,288	908,836
Keywords Studios PLC(a)(c)	28,642	1,072,955
Kingfisher PLC(a)	726,362	2,769,892
Lancashire Holdings Ltd.	99,633	932,401
Land Securities Group PLC	231,975	1,958,115
Learning Technologies Group PLC(c)	177,088	399,783
Legal & General Group PLC	2,049,222	6,866,140
Liontrust Asset Management PLC	20,914	367,605
Lloyds Banking Group PLC(a)	24,359,836	11,038,807
London Stock Exchange Group PLC	108,908	12,990,128
LondonMetric Property PLC	337,899	1,058,855
M&G PLC	899,529	2,172,775
Man Group PLC	527,255	1,058,889
Marks & Spencer Group PLC(a)	750,642	1,459,071
Marshalls PLC(a)	81,262	724,770
Marston’s PLC(a)	352,987	398,926
McCarthy & Stone PLC(a)(b)	186,163	306,256
Mediclinic International PLC	139,120	552,869
Meggitt PLC(a)	270,199	1,472,276
Melrose Industries PLC(a)	1,635,609	3,784,541

42	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Micro Focus International PLC(a)	135,741	$829,664
Mondi PLC	164,911	3,912,024
Moneysupermarket.com Group PLC	205,788	757,336
National Express Group PLC(a)	228,386	784,676
National Grid PLC	1,193,717	13,933,304
Natwest Group PLC(a)	1,626,811	3,297,291
Network International Holdings PLC(a)(b)	161,405	760,673
Next PLC(a)	47,830	5,077,076
Ninety One PLC	165,894	534,888
NMC Health PLC(a)(e)	42,009	1
Ocado Group PLC(a)	166,636	6,354,458
OSB Group PLC(a)	200,860	1,130,866
Pagegroup PLC(a)	121,415	749,938
Paragon Banking Group PLC	130,652	813,810
Pearson PLC	266,615	2,975,057
Pennon Group PLC	147,179	1,889,289
Persimmon PLC	111,618	3,910,016
Petrofac Ltd.(a)	140,063	229,359
Petropavlovsk PLC(a)	1,245,971	496,181
Pets at Home Group PLC	174,567	965,094
Phoenix Group Holdings PLC	188,571	1,747,366
Playtech PLC(a)	119,799	764,962
Plus500 Ltd.	35,894	662,206
Polypipe Group PLC(a)	77,821	549,280
Primary Health Properties PLC	470,693	938,508
Provident Financial PLC(a)	106,118	357,017
Prudential PLC	885,993	14,265,170
QinetiQ Group PLC	238,122	984,891
Quilter PLC(b)	704,360	1,500,169
Rathbone Brothers PLC	21,976	485,857
Reckitt Benckiser Group PLC	243,454	20,720,599
Redde Northgate PLC	102,766	346,445
Redrow PLC(a)	104,848	756,601
RELX PLC	661,888	16,473,897
Renishaw PLC(a)	14,704	1,211,492
Rentokil Initial PLC(a)	638,358	4,361,928
Rightmove PLC(a)	308,106	2,535,162
Rio Tinto PLC	385,843	29,612,737
Rolls-Royce Holdings PLC(a)	2,837,762	3,573,379
Rotork PLC	312,788	1,398,519
Royal Dutch Shell PLC, Class A	1,394,941	25,629,833
Royal Dutch Shell PLC, Class B	1,280,215	22,365,166
Royal Mail PLC(a)	322,775	1,793,327
RSA Insurance Group PLC	337,968	3,132,659
RWS Holdings PLC	99,829	806,061
S4 Capital PLC(a)	128,817	875,613
Safestore Holdings PLC	95,850	1,066,790
Sage Group PLC (The)	378,349	3,064,299
Sanne Group PLC	59,521	452,808
Savills PLC(a)	61,896	895,004
Schroders PLC	44,583	2,091,935
Segro PLC	400,254	5,244,558
Senior PLC(a)	220,306	288,457
Serco Group PLC(a)	498,857	803,541
Severn Trent PLC	79,825	2,534,315
Shaftesbury PLC(a)	67,578	519,205
Signature Aviation PLC(a)	313,092	1,767,045
Smart Metering Systems PLC	36,019	337,821
Smith & Nephew PLC	297,025	6,287,389
Smiths Group PLC	134,028	2,610,710

Security	Shares	Value

United Kingdom (continued)
Softcat PLC	48,930	$1,014,579
Spectris PLC	42,395	1,767,463
Spirax-Sarco Engineering PLC	25,280	3,846,366
Spire Healthcare Group PLC(a)(b)	190,626	421,969
Spirent Communications PLC	236,416	775,905
SSE PLC	359,755	7,331,191
SSP Group PLC	191,488	762,033
St. James’s Place PLC	181,766	2,929,069
St. Modwen Properties PLC	102,481	546,724
Stagecoach Group PLC	196,958	200,142
Standard Chartered PLC(a)	955,913	5,828,210
Standard Life Aberdeen PLC	814,661	3,379,570
Synthomer PLC	134,008	791,285
TalkTalk Telecom Group PLC	272,440	366,258
Tate & Lyle PLC	164,669	1,557,539
Taylor Wimpey PLC(a)	1,195,871	2,404,958
Telecom Plus PLC	34,470	617,238
Tesco PLC	3,322,090	10,921,175
TP ICAP PLC	236,167	723,199
Trainline PLC(a)(b)	188,747	1,058,003
Travis Perkins PLC(a)	85,987	1,593,454
Tritax Big Box REIT PLC	678,698	1,718,586
Ultra Electronics Holdings PLC	28,327	776,806
Unilever PLC	900,602	52,436,366
UNITE Group PLC (The)(a)	106,125	1,399,016
United Utilities Group PLC	228,354	2,891,795
Vectura Group PLC(a)	336,614	539,894
Vesuvius PLC	87,393	597,640
Victoria PLC(a)(c)	61,767	585,247
Victrex PLC	32,044	1,031,426
Virgin Money UK PLC(a)(c)	467,017	831,456
Vistry Group PLC(a)	78,389	907,437
Vodafone Group PLC	9,121,891	15,637,685
Weir Group PLC (The)(a)	95,124	2,475,330
WH Smith PLC	55,809	1,172,545
Whitbread PLC(a)	68,164	2,608,710
William Hill PLC(a)	378,304	1,402,615
Wm Morrison Supermarkets PLC	830,254	2,045,918
Workspace Group PLC	52,797	518,744
WPP PLC	431,248	4,534,989

		907,365,339

Total Common Stocks — 98.7% (Cost: $3,650,519,047)		3,831,998,692

Preferred Stocks

Germany — 0.9%
Bayerische Motoren Werke AG, Preference Shares, NVS	20,319	1,331,786
Fuchs Petrolub SE, Preference Shares, NVS	26,665	1,519,988
Henkel AG & Co. KGaA, Preference Shares, NVS	61,543	6,392,714
Jungheinrich AG, Preference Shares, NVS	18,171	831,822
Porsche Automobil Holding SE, Preference Shares, NVS	55,891	3,904,364
Sartorius AG, Preference Shares, NVS	12,718	6,344,221
Sixt SE, Preference Shares, NVS	5,700	387,796
Volkswagen AG, Preference Shares, NVS	63,183	12,008,495

		32,721,186

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	1,948,742	$925,703

Total Preferred Stocks — 0.9% (Cost: $31,196,860)		33,646,889

Rights

Spain — 0.0%
ACS Actividades de Construccion y Servicios SA (Expires 02/10/21)(a)	92,601	45,675
Sacyr SA (Expires 02/03/21)(a)	163,476	8,143

		53,818

Sweden — 0.0%
Modern Times Group MTG AB, Class B (Expires 02/10/21)(a)	22,803	42,647

Total Rights — 0.0% (Cost: $59,189)		96,465

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(f)(g)(h)	28,263,630	28,280,588
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(f)(g)	380,000	380,000

		28,660,588

Total Short-Term Investments — 0.7% (Cost: $28,642,199)		28,660,588

Total Investments in Securities — 100.3% (Cost: $3,710,417,295)		3,894,402,634

Other Assets, Less Liabilities — (0.3)%		(11,547,517)

Net Assets — 100.0%		$3,882,855,117

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$52,094,464	$—		$(23,790,780	)(a)	$(11,528)	$(11,568)	$28,280,588	28,263,630	$570,689	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	300,000	80,000	(a)	—		—	—	380,000	380,000	345		—

						$(11,528)	$(11,568)	$28,660,588		$571,034		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

44	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI Europe ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	234	03/19/21	$9,887	$(109,447)
FTSE 100 Index	62	03/19/21	5,416	(145,898)

				$(255,345)

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$255,345

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended January 31, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$1,760,469

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$272,482

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$16,134,180

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI Europe ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$3,831,603,868	$394,823	$1	$3,831,998,692
Preferred Stocks	33,646,889	—	—	33,646,889
Rights	96,465	—	—	96,465
Money Market Funds	28,660,588	—	—	28,660,588

	$3,894,007,810	$394,823	$1	$3,894,402,634

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(255,345)	$—	$—	$(255,345)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

46	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2021	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.0%
Abacus Property Group	65,540	$137,280
Adbri Ltd.	56,345	124,072
Afterpay Ltd.(a)	51,206	5,307,783
AGL Energy Ltd.	169,106	1,488,193
ALS Ltd.	163,931	1,253,987
Altium Ltd.	39,951	942,255
Alumina Ltd.	884,301	1,150,024
AMP Ltd.	1,008,318	1,148,844
Ampol Ltd.	60,396	1,212,687
Ansell Ltd.	12,752	360,050
APA Group	297,822	2,237,054
Appen Ltd.	30,568	523,712
ARB Corp. Ltd.	22,550	608,147
Aristocrat Leisure Ltd.	130,319	3,105,604
ASX Ltd.	48,840	2,690,150
Atlas Arteria Ltd.	212,063	1,029,925
Aurizon Holdings Ltd.	540,621	1,534,729
AusNet Services	632,798	839,940
Australia & New Zealand Banking Group Ltd.	642,372	11,685,710
Bank of Queensland Ltd.	83,776	512,289
Bapcor Ltd.	99,409	573,562
Beach Energy Ltd.	439,038	554,121
Bega Cheese Ltd.	168,071	722,134
Bellevue Gold Ltd.(a)(b)	535,512	410,872
Bendigo & Adelaide Bank Ltd.	147,051	1,037,989
BHP Group Ltd.	665,714	22,249,103
BHP Group PLC	474,977	13,119,776
BlueScope Steel Ltd.	164,154	2,089,464
Boral Ltd.	227,173	843,605
Brambles Ltd.	398,791	3,234,129
Bravura Solutions Ltd.	101,519	236,008
Breville Group Ltd.	27,114	603,501
BWP Trust	149,434	493,009
carsales.com Ltd.	37,914	570,736
Chalice Mining Ltd.(a)	227,426	685,756
Challenger Ltd.	101,666	519,502
Charter Hall Group	107,020	1,118,353
Charter Hall Long Wale REIT	227,791	807,450
Charter Hall Retail REIT	101,131	276,230
CIMIC Group Ltd.(a)	43,227	818,203
Cleanaway Waste Management Ltd.	651,236	1,109,247
Coca-Cola Amatil Ltd.	143,584	1,440,956
Cochlear Ltd.	13,025	1,973,103
Coles Group Ltd.	280,965	3,925,537
Commonwealth Bank of Australia	402,724	25,803,757
Computershare Ltd.	137,862	1,519,981
Corporate Travel Management Ltd.(a)	31,963	408,318
Credit Corp. Group Ltd.	28,077	611,364
Cromwell Property Group	246,470	153,174
Crown Resorts Ltd.	111,455	820,933
CSL Ltd.	105,324	21,957,652
CSR Ltd.	110,534	446,934
De Grey Mining Ltd.(a)	684,248	501,365
Deterra Royalties Ltd.(a)	199,470	659,617
Dexus	290,416	2,007,624
Domino’s Pizza Enterprises Ltd.	6,896	486,874
Downer EDI Ltd.	200,468	793,655
EML Payments Ltd.(a)	110,727	327,078

Security	Shares	Value

Australia (continued)
Evolution Mining Ltd.	359,061	$1,303,066
Flight Centre Travel Group Ltd.(a)	28,170	304,317
Fortescue Metals Group Ltd.	393,784	6,583,430
GDI Property Group	117,012	103,693
Gold Road Resources Ltd.(a)	286,799	265,156
Goodman Group	383,616	5,203,744
GPT Group (The)	487,976	1,617,406
GrainCorp Ltd., Class A	25,421	78,797
Growthpoint Properties Australia Ltd.	42,554	104,479
Harvey Norman Holdings Ltd.	111,491	456,791
Healius Ltd.	129,098	384,316
IDP Education Ltd.	43,291	763,281
IGO Ltd.	118,169	582,070
Iluka Resources Ltd.	136,280	674,417
Incitec Pivot Ltd.(a)	603,173	1,221,751
Insurance Australia Group Ltd.	527,051	1,961,243
InvoCare Ltd.	52,182	446,809
IOOF Holdings Ltd.	130,092	311,417
IPH Ltd.	74,854	363,543
IRESS Ltd.	59,114	453,552
James Hardie Industries PLC(a)	99,173	2,799,369
JB Hi-Fi Ltd.	37,327	1,482,648
Lendlease Corp. Ltd.	141,639	1,305,157
Link Administration Holdings Ltd.	101,735	373,109
Lynas Rare Earths Ltd.(a)	133,475	489,514
Macquarie Group Ltd.	77,982	7,861,885
Magellan Financial Group Ltd.	37,807	1,390,036
Medibank Pvt Ltd.	732,426	1,640,905
Megaport Ltd.(a)	42,868	443,364
Mesoblast Ltd.(a)(b)	116,863	213,398
Metcash Ltd.	179,346	470,603
Mineral Resources Ltd.	7,931	209,022
Mirvac Group	1,061,499	1,938,356
Monadelphous Group Ltd.	13,653	135,759
Nanosonics Ltd.(a)	63,171	331,521
National Australia Bank Ltd.	727,512	13,139,643
National Storage REIT	224,284	328,676
Newcrest Mining Ltd.	181,800	3,503,890
NEXTDC Ltd.(a)	125,781	1,119,464
NIB Holdings Ltd.	203,037	859,906
Nine Entertainment Co. Holdings Ltd.	319,247	590,311
Northern Star Resources Ltd.	160,138	1,578,827
Oil Search Ltd.	501,560	1,493,109
Orica Ltd.	123,988	1,451,681
Origin Energy Ltd.	493,899	1,796,195
Orora Ltd.	211,233	406,792
OZ Minerals Ltd.	128,403	1,837,346
Pendal Group Ltd.	33,972	161,082
Perpetual Ltd.	18,527	458,713
Perseus Mining Ltd.(a)	372,012	336,803
PolyNovo Ltd.(a)	172,238	347,554
Premier Investments Ltd.	24,851	427,671
Pro Medicus Ltd.	12,084	397,189
QBE Insurance Group Ltd.	321,848	1,982,911
Qube Holdings Ltd.	152,187	332,782
Ramelius Resources Ltd.	228,918	268,725
Ramsay Health Care Ltd.	46,292	2,236,540
REA Group Ltd.	15,522	1,746,850
Regis Resources Ltd.	83,008	231,187
Reliance Worldwide Corp. Ltd.	181,888	595,894

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Australia (continued)
Rio Tinto Ltd.	82,704	$6,999,683
Santos Ltd.	481,399	2,404,491
Saracen Mineral Holdings Ltd.(a)	299,843	1,120,366
Scentre Group	1,179,173	2,469,887
Seek Ltd.	101,986	2,194,878
Seven Group Holdings Ltd.	29,422	505,658
Shopping Centres Australasia Property Group	219,409	392,236
Silver Lake Resources Ltd.(a)	344,896	424,717
Sims Ltd.	83,532	783,820
Sonic Healthcare Ltd.	113,327	2,988,477
South32 Ltd.	1,059,558	2,064,883
Southern Cross Media Group Ltd.(a)	55,879	92,606
Spark Infrastructure Group	176,928	298,646
St. Barbara Ltd.	124,096	210,420
Star Entertainment Grp Ltd. (The)	231,643	613,162
Steadfast Group Ltd.	360,142	1,105,276
Stockland	712,869	2,433,922
Suncorp Group Ltd.	337,808	2,612,567
Sydney Airport(a)	342,414	1,502,742
Tabcorp Holdings Ltd.	651,314	1,993,886
Technology One Ltd.	75,635	500,807
Telstra Corp. Ltd.	1,056,772	2,529,722
TPG Telecom Ltd.(a)	103,955	590,220
Transurban Group	647,576	6,578,330
Treasury Wine Estates Ltd.	153,716	1,185,283
United Malt Grp Ltd.	199,656	614,276
Vicinity Centres	757,185	891,759
Viva Energy Group Ltd.(c)	145,941	195,393
Vocus Group Ltd.(a)	174,626	552,005
Washington H Soul Pattinson & Co. Ltd.	30,502	636,084
Waypoint REIT	385,778	760,690
Webjet Ltd.(b)	91,891	337,006
Wesfarmers Ltd.	258,943	10,849,589
Westpac Banking Corp.	822,734	13,338,159
WiseTech Global Ltd.	17,147	411,521
Woodside Petroleum Ltd.	228,204	4,284,441
Woolworths Group Ltd.	301,698	9,458,184
Worley Ltd.	69,017	604,727

		323,231,291

Austria — 0.3%
ams AG(a)	51,515	1,294,824
ANDRITZ AG	12,530	596,730
BAWAG Group AG(a)(c)	11,978	524,748
CA Immobilien Anlagen AG	25,398	1,095,389
Erste Group Bank AG(a)	67,951	2,084,480
IMMOFINANZ AG(a)	16,972	359,188
Lenzing AG(a)	3,436	442,486
Oesterreichische Post AG(b)	6,833	289,304
OMV AG	39,936	1,685,524
Raiffeisen Bank International AG(a)	45,151	886,988
S IMMO AG	8,882	191,860
S&T AG(a)(b)	8,528	224,412
Schoeller-Bleckmann Oilfield Equipment AG	8,377	316,003
Telekom Austria AG	56,323	429,036
UNIQA Insurance Group AG	18,835	145,991
Verbund AG	18,661	1,686,741
Vienna Insurance Group AG Wiener Versicherung Gruppe	11,845	303,639
voestalpine AG	6,220	227,607

Security	Shares	Value

Austria (continued)
Wienerberger AG	36,638	$1,248,103

		14,033,053

Belgium — 0.9%
Ackermans & van Haaren NV	5,919	907,503
Aedifica SA	5,240	634,698
Ageas SA/NV	48,394	2,486,393
Anheuser-Busch InBev SA/NV	167,887	10,602,148
Barco NV	16,992	329,575
Befimmo SA	8,230	350,952
Bekaert SA	8,331	287,446
bpost SA(a)	41,922	498,360
Cie. d’Entreprises CFE(a)	1,745	177,444
Cofinimmo SA	5,552	832,348
D’ieteren SA/NV	4,585	362,628
Elia Group SA/NV	4,111	495,949
Etablissements Franz Colruyt NV	15,505	958,051
Euronav NV	36,266	291,674
Fagron	13,219	327,619
Galapagos NV(a)	11,684	1,221,328
Gimv NV	3,851	230,186
Groupe Bruxelles Lambert SA	26,720	2,654,753
KBC Ancora(a)	22,334	875,329
KBC Group NV(a)	57,891	4,059,550
Kinepolis Group NV(a)(b)	5,588	229,464
Melexis NV	4,300	482,182
Montea C.V.A	2,742	335,124
Ontex Group NV(a)	9,350	106,380
Proximus SADP	40,594	857,141
Retail Estates NV	1,618	118,336
Sofina SA	2,603	844,357
Solvay SA	19,534	2,231,744
Telenet Group Holding NV	13,044	556,552
UCB SA	29,832	3,099,493
Umicore SA	52,695	2,994,176
Warehouses De Pauw CVA	19,077	686,956

		41,125,839

Canada — 9.0%
Agnico Eagle Mines Ltd.	58,871	4,113,988
Air Canada(a)	40,052	627,689
Alamos Gold Inc., Class A	56,872	456,775
Algonquin Power & Utilities Corp.	147,210	2,455,709
Alimentation Couche-Tard Inc., Class B	206,695	6,310,310
Allied Properties REIT	21,691	616,201
AltaGas Ltd.	66,953	995,293
Altus Group Ltd.	9,038	346,323
Aphria Inc.(a)	89,690	1,091,768
ARC Resources Ltd.	145,435	672,842
Aritzia Inc.(a)	29,940	623,433
Atco Ltd., Class I, NVS	21,100	604,698
ATS Automation Tooling Systems Inc.(a)	12,285	210,993
Aurinia Pharmaceuticals Inc.(a)	21,875	365,083
Aurora Cannabis Inc.(a)(b)	48,407	537,329
B2Gold Corp.	277,108	1,370,952
Badger Daylighting Ltd.	8,158	238,395
Ballard Power Systems Inc.(a)	46,522	1,592,553
Bank of Montreal	147,034	10,948,275
Bank of Nova Scotia (The)	279,239	14,907,902
Barrick Gold Corp.	420,275	9,396,105
Bausch Health Cos Inc.(a)	79,772	2,037,622

48	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
BCE Inc.	23,992	$1,018,690
BlackBerry Ltd.(a)	69,738	980,465
Boardwalk REIT	4,333	117,428
Bombardier Inc., Class B(a)(b)	788,602	376,568
Boralex Inc., Class A	13,237	519,864
Brookfield Asset Management Inc., Class A	289,987	11,248,077
Brookfield Infrastructure Corp., Class A	8,908	598,794
Brookfield Renewable Corp., Class A	11,109	623,433
BRP Inc.	8,627	568,425
CAE Inc.	65,585	1,483,229
Cameco Corp.	107,344	1,336,916
Canada Goose Holdings Inc.(a)(b)	11,542	386,435
Canadian Apartment Properties REIT	4,714	188,936
Canadian Imperial Bank of Commerce	103,756	8,851,484
Canadian National Railway Co.	162,350	16,460,583
Canadian Natural Resources Ltd.	264,154	5,973,940
Canadian Pacific Railway Ltd.	30,284	10,185,305
Canadian Tire Corp. Ltd., Class A, NVS	13,572	1,761,614
Canadian Utilities Ltd., Class A, NVS	21,204	524,685
Canadian Western Bank	27,521	612,918
Canfor Corp.(a)	19,576	361,806
Canopy Growth Corp.(a)(b)	50,460	2,022,034
Capital Power Corp.	17,220	491,750
CCL Industries Inc., Class B, NVS	39,391	1,809,128
Cenovus Energy Inc.	276,734	1,635,557
Centerra Gold Inc.	62,031	643,400
CGI Inc.(a)	56,219	4,510,899
Cineplex Inc.(b)	7,247	59,567
Cogeco Communications Inc.	5,096	434,783
Colliers International Group Inc.	8,418	742,922
Cominar REIT	12,903	81,411
Constellation Software Inc.	4,710	5,743,586
Crescent Point Energy Corp.	145,348	400,505
Crombie REIT(b)	14,396	160,475
Cronos Group Inc.(a)(b)	68,272	705,460
Descartes Systems Group Inc. (The)(a)	19,422	1,185,587
Docebo Inc.(a)(b)	8,818	434,877
Dollarama Inc.	74,441	2,913,073
Dream Industrial REIT	20,438	202,868
Dream Office REIT	9,072	136,352
Eldorado Gold Corp.(a)	50,801	570,664
Element Fleet Management Corp.	131,459	1,222,539
Emera Inc.	62,295	2,607,471
Empire Co. Ltd., Class A, NVS	51,707	1,430,043
Enbridge Inc.	472,100	15,876,485
Endeavour Mining Corp.	16,357	347,768
Enerplus Corp.	142,803	442,679
Enghouse Systems Ltd.	7,609	349,760
Equinox Gold Corp.(a)	59,725	571,325
ERO Copper Corp.(a)	22,847	333,910
Fairfax Financial Holdings Ltd.	6,479	2,352,920
Finning International Inc.	38,901	813,070
First Capital Real Estate Investment Trust	26,577	306,662
First Majestic Silver Corp.(a)(b)	30,792	556,085
First Quantum Minerals Ltd.	133,408	2,224,424
FirstService Corp.	10,879	1,487,607
Fortis Inc.	108,369	4,387,526
Franco-Nevada Corp.	44,897	5,353,759
Genworth MI Canada Inc.	6,237	212,286
George Weston Ltd.	20,786	1,506,088

Security	Shares	Value

Canada (continued)
GFL Environmental Inc.	38,206	$1,079,679
Gibson Energy Inc.	33,284	504,686
Gildan Activewear Inc.	45,128	1,128,686
Granite REIT	11,274	661,022
Great Canadian Gaming Corp.(a)	19,389	647,337
Great-West Lifeco Inc.	71,337	1,630,624
H&R Real Estate Investment Trust	49,438	470,598
Home Capital Group Inc.(a)	17,015	401,983
Hudbay Minerals Inc.	72,494	413,133
Hydro One Ltd.(c)	79,923	1,853,786
iA Financial Corp. Inc.	31,970	1,426,005
IAMGOLD Corp.(a)	139,247	473,077
IGM Financial Inc.	17,897	474,797
Imperial Oil Ltd.	61,706	1,175,237
Innergex Renewable Energy Inc.	18,959	435,146
Intact Financial Corp.	35,158	3,880,604
Inter Pipeline Ltd.	95,890	963,066
InterRent REIT	14,542	160,395
Ivanhoe Mines Ltd., Class A(a)	123,949	592,844
Keyera Corp.	50,743	954,125
Killam Apartment REIT	12,475	171,483
Kinaxis Inc.(a)	3,247	451,192
Kinross Gold Corp.	297,889	2,082,390
Kirkland Lake Gold Ltd.	66,699	2,565,728
Knight Therapeutics Inc.(a)	32,998	136,647
Labrador Iron Ore Royalty Corp.	14,823	369,574
Laurentian Bank of Canada	8,103	196,002
Lightspeed POS Inc.(a)	15,719	1,022,913
Linamar Corp.	10,430	532,992
Loblaw Companies Ltd.	45,599	2,204,187
Lundin Mining Corp.	190,712	1,701,919
MAG Silver Corp.(a)	26,424	516,503
Magna International Inc.	67,175	4,735,826
Manulife Financial Corp.	461,720	8,352,851
Maple Leaf Foods Inc.	29,310	573,374
MEG Energy Corp.(a)	86,389	288,087
Methanex Corp.	13,664	453,096
Metro Inc.	63,159	2,733,124
Morneau Shepell Inc.	18,328	449,502
MTY Food Group Inc.	2,689	107,817
National Bank of Canada	79,818	4,490,602
NFI Group Inc.	9,535	210,189
Norbord Inc.	15,956	690,225
North West Co. Inc. (The)	15,819	400,846
Northland Power Inc.	50,649	1,857,533
NorthWest Healthcare Properties REIT	26,224	264,611
Novagold Resources Inc.(a)	47,215	430,958
Nutrien Ltd.	130,958	6,456,405
OceanaGold Corp.(a)(b)	231,422	407,608
Onex Corp.	24,506	1,299,109
Open Text Corp.	69,114	3,099,025
Osisko Gold Royalties Ltd.	24,064	269,188
Pan American Silver Corp.	59,891	1,939,560
Parex Resources Inc.(a)	50,643	767,108
Parkland Corp./Canada	33,930	1,019,135
Pason Systems Inc.	13,144	87,459
Pembina Pipeline Corp.	120,829	3,183,768
Power Corp. of Canada	127,319	2,967,072
PrairieSky Royalty Ltd.	86,587	715,769
Premium Brands Holdings Corp.	3,929	321,437

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Pretium Resources Inc.(a)	34,808	$376,023
Primo Water Corp.	47,662	737,997
Quebecor Inc., Class B	43,610	1,044,633
Real Matters Inc.(a)	17,941	235,243
Restaurant Brands International Inc.	66,916	3,863,732
Richelieu Hardware Ltd.	19,884	583,235
RioCan REIT	62,945	839,135
Ritchie Bros Auctioneers Inc.	28,839	1,704,672
Rogers Communications Inc., Class B, NVS	81,916	3,700,632
Royal Bank of Canada	324,680	26,305,828
Russel Metals Inc.	17,977	323,106
Sandstorm Gold Ltd.(a)	41,940	270,856
Saputo Inc.	68,375	1,794,680
Seabridge Gold Inc.(a)(b)	21,057	408,299
Seven Generations Energy Ltd., Class A(a)	72,017	346,146
Shaw Communications Inc., Class B, NVS	121,003	2,078,207
Shopify Inc., Class A(a)	24,800	27,068,294
Sienna Senior Living Inc.	47,105	484,896
SilverCrest Metals Inc.(a)(b)	28,481	287,385
SmartCentres Real Estate Investment Trust	16,462	303,222
SNC-Lavalin Group Inc.	19,727	326,917
Spin Master Corp.(a)(c)	3,317	70,627
SSR Mining Inc.(a)	41,565	731,442
Stantec Inc.	13,055	463,969
Stella-Jones Inc.	17,150	617,021
Summit Industrial Income REIT	38,812	402,263
Sun Life Financial Inc.	133,126	6,158,947
Suncor Energy Inc.	335,616	5,619,653
Superior Plus Corp.	41,932	397,180
TC Energy Corp.	219,737	9,427,989
Teck Resources Ltd., Class B	113,552	2,076,461
TELUS Corp.	90,155	1,862,453
Teranga Gold Corp.(a)	40,820	404,222
TFI International Inc.	23,650	1,572,532
Thomson Reuters Corp.	44,081	3,598,048
TMX Group Ltd.	14,413	1,391,600
Topicus.com Inc.(a)(d)	8,369	314,464
Torex Gold Resources Inc.(a)	26,913	354,781
Toromont Industries Ltd.	19,526	1,312,076
Toronto-Dominion Bank (The)	411,674	23,351,128
Tourmaline Oil Corp.	65,345	932,002
TransAlta Corp.	83,579	734,085
TransAlta Renewables Inc.	29,886	502,993
Transcontinental Inc., Class A	23,578	378,739
Tricon Residential Inc.	38,730	369,882
Trillium Therapeutics Inc.(a)	20,133	264,773
Well Health Technologies Corp.(a)	84,316	495,025
Wesdome Gold Mines Ltd.(a)	40,041	305,922
West Fraser Timber Co. Ltd.	6,385	409,556
Wheaton Precious Metals Corp.	111,084	4,567,014
Winpak Ltd.	14,872	468,355
WSP Global Inc.	25,763	2,401,952
Yamana Gold Inc.	232,024	1,084,335

		417,941,409

Denmark — 2.1%
ALK-Abello A/S(a)	1,235	485,769
Ambu A/S, Series B	29,521	1,400,825
AP Moller - Maersk A/S, Class A	420	799,249
AP Moller - Maersk A/S, Class B, NVS	1,527	3,172,728
Bavarian Nordic A/S(a)	17,388	624,287

Security	Shares	Value

Denmark (continued)
Carlsberg A/S, Class B	26,797	$3,940,323
Chemometec A/S	7,804	650,121
Chr Hansen Holding A/S(a)	24,145	2,195,215
Coloplast A/S, Class B	29,710	4,452,132
Danske Bank A/S(a)	158,143	2,718,809
Demant A/S(a)	32,972	1,189,189
Dfds A/S(a)	10,199	453,807
Drilling Co. of 1972 A/S (The)(a)	4,346	120,541
DSV PANALPINA A/S	48,430	7,591,217
FLSmidth & Co. A/S(a)	14,659	516,010
Genmab A/S(a)	15,328	6,134,205
GN Store Nord A/S	33,946	2,606,112
H Lundbeck A/S	17,067	611,089
ISS A/S(a)	43,068	745,705
Jyske Bank A/S, Registered(a)	18,889	712,734
Netcompany Group A/S(a)(c)	12,168	1,139,880
Novo Nordisk A/S, Class B	391,669	27,215,941
Novozymes A/S, Class B	49,376	2,977,723
Orsted A/S(c)	45,338	8,642,510
Pandora A/S	24,173	2,342,278
Ringkjoebing Landbobank A/S	5,752	506,424
ROCKWOOL International A/S, Class B	998	378,529
Royal Unibrew A/S	13,510	1,340,849
Schouw & Co. A/S	6,222	629,111
SimCorp A/S	9,773	1,272,310
Topdanmark A/S	9,101	421,007
Tryg A/S	19,741	617,188
Vestas Wind Systems A/S	46,832	10,204,817
Zealand Pharma A/S(a)	8,150	262,659

		99,071,293

Finland — 1.2%
Admicom OYJ	2,769	370,046
Cargotec OYJ, Class B	12,966	565,196
Citycon OYJ(b)	31,697	311,535
Elisa OYJ	36,310	2,165,067
Fortum OYJ	111,815	2,714,843
Huhtamaki OYJ	28,996	1,427,408
Kemira OYJ	32,312	548,404
Kesko OYJ, Class B	71,216	1,851,535
Kone OYJ, Class B	77,870	6,141,709
Konecranes OYJ	12,539	457,923
Metsa Board OYJ	34,418	371,103
Metso Outotec OYJ	130,212	1,305,105
Neles OYJ	31,481	406,558
Neste OYJ	100,314	7,102,670
Nokia OYJ(a)	1,302,658	6,273,423
Nokian Renkaat OYJ	39,249	1,442,906
Nordea Bank OYJ Abp(a)	721,770	5,880,348
Orion OYJ, Class B	29,450	1,353,870
Outokumpu OYJ(a)	52,196	243,950
Sampo OYJ, Class A	103,222	4,349,025
Stora Enso OYJ, Class R	162,163	2,955,177
TietoEVRY OYJ	10,044	331,175
UPM-Kymmene OYJ	135,006	4,836,914
Uponor OYJ	15,709	369,865
Valmet OYJ	28,969	930,893
Wartsila OYJ Abp	45,663	449,688
YIT OYJ	22,118	131,669

		55,288,005

50	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France — 8.6%
ABC arbitrage	9,849	$88,545
Accor SA(a)	42,416	1,434,113
Aeroports de Paris(a)	5,037	581,348
Air France-KLM(a)(b)	48,768	289,072
Air Liquide SA	107,032	17,554,479
Airbus SE(a)	130,311	13,171,794
ALD SA(c)	17,672	243,037
Alstom SA(a)	65,226	3,554,844
Alten SA(a)	7,415	784,639
Amundi SA(a)(c)	17,357	1,294,743
APERAM SA	21,458	929,371
Arkema SA	15,579	1,731,814
Atos SE(a)	27,153	2,094,090
AXA SA	424,523	9,438,280
BioMerieux	10,975	1,700,025
BNP Paribas SA(a)	254,376	12,293,667
Bollore SA	296,040	1,203,419
Bouygues SA	51,544	2,030,167
Bureau Veritas SA(a)	65,772	1,733,170
Capgemini SE	37,682	5,470,694
Carrefour SA	145,339	2,470,247
Casino Guichard Perrachon SA(a)(b)	14,197	482,942
CGG SA(a)	174,353	177,845
Cie. de Saint-Gobain(a)	120,542	6,016,021
Cie. Generale des Etablissements Michelin SCA	39,985	5,533,009
Cie. Plastic Omnium SA	17,666	695,383
CNP Assurances(a)	52,866	804,121
Coface SA(a)	12,509	123,401
Covivio	13,372	1,102,267
Credit Agricole SA(a)	236,990	2,700,682
Danone SA	143,474	9,579,889
Dassault Aviation SA(a)	570	597,275
Dassault Systemes SE	31,629	6,330,696
Edenred	57,398	3,121,939
Eiffage SA(a)	16,786	1,528,275
Electricite de France SA(a)	144,576	1,805,635
Elior Group SA(c)	12,350	78,096
Elis SA(a)	43,333	654,907
Engie SA(a)	428,463	6,673,319
EssilorLuxottica SA	65,758	9,347,059
Eurazeo SE(a)	6,473	454,542
Eurofins Scientific SE(a)	26,865	2,584,300
Eutelsat Communications SA	43,241	517,140
Faurecia SE(a)	23,828	1,254,923
Fnac Darty SA(a)	3,807	214,698
Gaztransport Et Technigaz SA	6,210	568,858
Gecina SA	12,160	1,737,326
Getlink SE(a)	116,205	1,795,777
Hermes International	7,377	7,551,649
ICADE	7,276	525,515
Iliad SA	4,730	877,200
Imerys SA	16,896	801,372
Ipsen SA	11,636	1,018,540
IPSOS	11,011	353,160
JCDecaux SA(a)	28,401	554,140
Kering SA	17,461	11,489,161
Klepierre SA	52,017	1,255,694
Korian SA(a)	18,231	675,540
Lagardere SCA(a)	11,715	273,265
Legrand SA	63,523	5,857,514

Security	Shares	Value

France (continued)
L’Oreal SA	58,192	$20,509,334
LVMH Moet Hennessy Louis Vuitton SE	63,694	38,559,372
Maisons du Monde SA(a)(c)	11,738	206,064
Neoen SA(a)(c)	6,871	485,829
Nexans SA(a)	7,735	577,461
Nexity SA	8,682	391,744
Orange SA	463,827	5,468,237
Orpea(a)	12,217	1,693,522
Pernod Ricard SA	49,167	9,300,426
Publicis Groupe SA	49,321	2,562,183
Remy Cointreau SA	6,924	1,287,872
Renault SA(a)	43,761	1,873,543
Rexel SA(a)	24,325	371,326
Rubis SCA	24,812	1,125,581
Safran SA(a)	72,115	9,120,463
Sanofi	251,700	23,591,724
Sartorius Stedim Biotech	7,457	3,125,531
Schneider Electric SE	126,083	18,526,908
SCOR SE(a)	37,122	1,131,998
SEB SA	5,742	1,094,527
SES SA	77,190	660,198
Societe BIC SA	7,990	456,814
Societe Generale SA(a)	135,496	2,541,312
Sodexo SA(a)	20,479	1,827,680
SOITEC(a)	6,188	1,247,955
Solutions 30 SE(a)(b)	21,003	278,130
Sopra Steria Group(a)	3,544	589,437
SPIE SA(a)	32,049	712,535
STMicroelectronics NV	145,109	5,865,266
Suez SA	94,123	1,938,233
Teleperformance	14,269	4,684,027
Thales SA	25,177	2,268,984
TOTAL SE	557,329	23,627,370
Ubisoft Entertainment SA(a)	22,398	2,242,214
Unibail-Rodamco-Westfield(b)	29,358	2,478,859
Valeo SA	59,257	2,220,213
Veolia Environnement SA	129,363	3,467,018
Vinci SA	112,946	10,508,162
Vivendi SA	193,752	5,960,057
Wendel SE	7,682	888,488
Worldline SA(a)(c)	58,263	4,959,107

		398,230,337

Germany — 7.3%
Aareal Bank AG(a)	11,512	263,495
adidas AG(a)	42,297	13,463,296
ADLER Group SA(a)(c)	21,836	659,500
Aixtron SE(a)	28,662	536,947
Allianz SE, Registered	95,219	21,576,926
Amadeus Fire AG(a)	2,509	344,445
Aroundtown SA	244,434	1,703,379
AURELIUS Equity Opportunities SE & Co. KGaA(a)	3,915	86,946
Aurubis AG	11,929	921,726
BASF SE	200,044	15,512,826
Bayer AG, Registered	226,694	13,747,117
Bayerische Motoren Werke AG	78,643	6,688,992
Bechtle AG	4,425	941,326
Beiersdorf AG	25,746	2,825,728
Brenntag AG	39,716	3,123,768
Cancom SE	7,599	452,369
Carl Zeiss Meditec AG, Bearer	11,574	1,813,902

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Ceconomy AG(a)	23,433	$151,027
Commerzbank AG(a)	271,225	1,805,722
CompuGroup Medical SE & Co. KgaA	6,524	646,762
Continental AG	24,377	3,428,008
Covestro AG(c)	34,725	2,369,245
CTS Eventim AG & Co. KGaA(a)	17,529	1,036,688
Daimler AG, Registered	200,623	14,165,988
Delivery Hero SE(a)(c)	29,486	4,495,729
Deutsche Bank AG, Registered(a)	469,984	4,778,562
Deutsche Boerse AG	45,564	7,340,166
Deutsche EuroShop AG(a)	9,021	193,766
Deutsche Lufthansa AG, Registered(a)	69,466	898,377
Deutsche Pfandbriefbank AG(a)(c)	29,044	286,519
Deutsche Post AG, Registered	232,674	11,535,993
Deutsche Telekom AG, Registered	740,838	13,230,648
Deutsche Wohnen SE	82,227	4,083,813
Duerr AG	12,429	506,454
E.ON SE	534,066	5,664,345
Encavis AG	22,280	607,676
Evonik Industries AG	59,733	1,972,442
Evotec SE(a)	42,234	1,667,578
Fraport AG Frankfurt Airport Services Worldwide(a)	12,559	683,250
Freenet AG	40,474	846,985
Fresenius Medical Care AG & Co. KGaA	51,288	4,162,294
Fresenius SE & Co. KGaA	98,930	4,419,388
GEA Group AG	41,104	1,425,209
Gerresheimer AG	4,126	439,862
Grand City Properties SA	14,884	371,054
Grenke AG	5,118	254,684
Hamborner REIT AG	51,764	587,186
Hannover Rueck SE	9,655	1,501,422
HeidelbergCement AG	34,071	2,525,792
HelloFresh SE(a)	25,194	2,136,452
Henkel AG & Co. KGaA	27,603	2,588,893
HOCHTIEF AG	6,250	582,772
Hugo Boss AG	19,018	679,286
Hypoport SE(a)	753	514,129
Infineon Technologies AG	300,034	12,074,437
Jenoptik AG	15,685	544,993
KION Group AG	21,847	1,894,031
Knorr-Bremse AG	17,107	2,269,120
Krones AG	2,172	180,228
LANXESS AG	26,198	1,978,425
LEG Immobilien AG	15,603	2,244,400
Merck KGaA	31,397	5,252,459
METRO AG	55,373	648,105
MorphoSys AG(a)	10,118	1,215,223
MTU Aero Engines AG	12,389	2,889,868
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	32,813	8,722,356
Nemetschek SE	18,976	1,341,739
Norma Group SE	9,180	459,272
OSRAM Licht AG(a)	15,034	938,811
PATRIZIA AG	12,114	370,876
Pfeiffer Vacuum Technology AG	897	195,722
ProSiebenSat.1 Media SE(a)	50,612	919,868
Puma SE(a)	20,995	2,060,441
Rational AG	217	209,193
Rheinmetall AG	13,354	1,416,985
RWE AG	154,118	6,639,458

Security	Shares	Value

Germany (continued)
SAP SE	237,721	$30,267,000
Scout24 AG(c)	27,999	2,170,220
Siemens AG, Registered	176,337	27,408,820
Siemens Healthineers AG(c)	66,019	3,711,956
Siltronic AG	5,066	867,810
Sixt SE(a)(b)	4,532	528,569
Software AG	14,148	575,124
Stroeer SE & Co. KGaA	11,269	1,019,273
Suedzucker AG	45,266	661,574
Symrise AG	33,317	4,156,970
TAG Immobilien AG	17,192	530,101
TeamViewer AG(a)(c)	35,259	1,829,532
Telefonica Deutschland Holding AG	312,226	857,650
thyssenkrupp AG(a)	128,155	1,495,611
TUI AG(b)	182,614	885,202
Uniper SE	54,080	1,898,782
United Internet AG, Registered(e)	29,438	1,282,148
Varta AG(a)(b)	3,065	548,124
Volkswagen AG	9,212	1,952,945
Vonovia SE	122,242	8,188,941
Zalando SE(a)(c)	37,344	4,297,373

		338,846,589

Hong Kong — 2.8%
AIA Group Ltd.	2,808,800	33,960,549
ASM Pacific Technology Ltd.	90,400	1,318,602
Bank of East Asia Ltd. (The)	406,600	882,015
BOC Hong Kong Holdings Ltd.	874,000	2,615,062
Budweiser Brewing Co. APAC Ltd.(c)	406,800	1,366,694
Cafe de Coral Holdings Ltd.	40,000	82,230
Champion REIT	668,000	384,232
CITIC Telecom International Holdings Ltd.	473,000	149,455
CK Asset Holdings Ltd.	538,500	2,705,053
CK Hutchison Holdings Ltd.	573,500	3,971,827
CK Infrastructure Holdings Ltd.	171,000	911,915
CLP Holdings Ltd.	332,500	3,117,516
Comba Telecom Systems Holdings Ltd.(b)	352,000	104,867
Dah Sing Financial Holdings Ltd.	90,800	257,627
ESR Cayman Ltd.(a)(c)	142,000	507,283
Futu Holdings Ltd., ADR(a)(b)	17,062	1,696,133
Galaxy Entertainment Group Ltd.	503,000	3,814,415
Haitong International Securities Group Ltd.	943,000	262,693
Hang Lung Group Ltd.	504,000	1,277,899
Hang Lung Properties Ltd.	502,000	1,340,160
Hang Seng Bank Ltd.(b)	193,500	3,501,235
Health and Happiness H&H International Holdings Ltd.	72,500	353,905
Henderson Land Development Co. Ltd.	325,572	1,331,033
HK Electric Investments & HK Electric Investments Ltd.	1,037,500	1,024,942
HKBN Ltd.	167,000	242,084
HKT Trust & HKT Ltd.	1,019,000	1,343,098
Hong Kong & China Gas Co. Ltd.	2,639,602	3,792,331
Hong Kong Exchanges & Clearing Ltd.	227,000	14,561,772
Hong Kong Television Network Ltd.(a)	341,000	646,479
Hongkong Land Holdings Ltd.	299,900	1,388,537
Hysan Development Co. Ltd.	132,000	480,922
Jardine Matheson Holdings Ltd.	49,700	2,872,660
Jardine Strategic Holdings Ltd.	52,000	1,351,480
Johnson Electric Holdings Ltd.	76,000	224,946
K Wah International Holdings Ltd.	417,000	197,372
Kerry Properties Ltd.	187,500	487,258
Link REIT	537,500	4,692,991

52	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Luk Fook Holdings International Ltd.	50,000	$108,462
Man Wah Holdings Ltd.	439,200	974,257
Melco International Development Ltd.	170,000	297,736
Melco Resorts & Entertainment Ltd., ADR	70,628	1,129,342
MTR Corp. Ltd.	315,500	1,837,129
New World Development Co. Ltd.	357,000	1,659,801
NWS Holdings Ltd.	551,000	531,540
Pacific Basin Shipping Ltd.	1,613,000	280,835
PCCW Ltd.	1,907,000	1,062,471
Power Assets Holdings Ltd.	266,500	1,419,482
Sands China Ltd.	465,600	1,852,468
Sino Land Co. Ltd.	690,000	961,071
SITC International Holdings Co. Ltd.	343,000	788,287
SJM Holdings Ltd.	465,000	500,152
Sun Hung Kai Properties Ltd.	285,000	3,896,129
Sunlight REIT	383,000	186,218
Swire Pacific Ltd., Class A	66,000	413,253
Swire Properties Ltd.	359,200	1,044,637
Techtronic Industries Co. Ltd.	286,000	4,308,157
Value Partners Group Ltd.	677,000	449,654
Vitasoy International Holdings Ltd.(b)	132,000	576,256
VTech Holdings Ltd.	29,800	238,666
WH Group Ltd.(c)	2,653,000	2,155,561
Wharf Real Estate Investment Co. Ltd.	465,000	2,467,774
Wynn Macau Ltd.(a)	444,400	706,102
Xinyi Glass Holdings Ltd.	668,000	1,619,634
Yue Yuen Industrial Holdings Ltd.	261,500	570,630

		131,254,976

Ireland — 0.6%
AIB Group PLC(a)	294,607	526,140
Bank of Ireland Group PLC(a)	224,113	838,607
Cairn Homes PLC(a)	334,645	385,013
CRH PLC(a)	185,255	7,737,779
Flutter Entertainment PLC(a)	35,245	6,587,726
Glanbia PLC	49,536	612,646
Glenveagh Properties PLC(a)(c)	335,202	342,893
Grafton Group PLC	60,024	714,212
Greencore Group PLC(a)	286,414	457,806
Kerry Group PLC, Class A	36,267	4,930,401
Kingspan Group PLC(a)	33,791	2,298,950
Smurfit Kappa Group PLC	62,369	3,006,637
UDG Healthcare PLC	70,366	788,473

		29,227,283

Israel — 0.8%
Airport City Ltd.(a)(b)	21,124	306,544
Alony Hetz Properties & Investments Ltd.(b)	65,910	841,961
Amot Investments Ltd.(b)	56,401	315,128
AudioCodes Ltd.	7,215	219,514
Azrieli Group Ltd.	13,028	803,485
Bank Hapoalim BM(a)	289,641	2,069,306
Bank Leumi Le-Israel BM	363,952	2,277,964
Bezeq The Israeli Telecommunication Corp. Ltd.(a)	427,465	441,260
Check Point Software Technologies Ltd.(a)(b)	26,844	3,429,053
Compugen Ltd.(a)(b)	20,337	247,298
CyberArk Software Ltd.(a)(b)	11,750	1,882,937
Elbit Systems Ltd.	7,668	1,069,910
Energix-Renewable Energies Ltd.	72,496	274,464
Enlight Renewable Energy Ltd.(a)	189,071	356,171
First International Bank of Israel Ltd.	32,492	859,297

Security	Shares		Value

Israel (continued)
Fiverr International Ltd.(a)(b)	5,831		$1,204,160
Gazit-Globe Ltd.(b)	39,119		239,112
Gev-Yam Land Corp Ltd.(b)	26,700		213,988
Harel Insurance Investments & Financial Services Ltd.(a)	21,484		185,959
ICL Group Ltd.	194,438		1,048,385
Isracard Ltd.	79,603		302,584
Israel Discount Bank Ltd., Class A	299,795		1,178,018
Kornit Digital Ltd.(a)(b)	9,639		873,631
Mehadrin Ltd.(a)	0	(f)	2
Melisron Ltd.	5,167		268,186
Mivne Real Estate KD Ltd.	260,431		629,668
Mizrahi Tefahot Bank Ltd.	43,333		1,022,565
Nice Ltd.(a)	15,795		4,099,090
Nova Measuring Instruments Ltd.(a)	5,441		406,335
Paz Oil Co. Ltd.	2,768		274,662
Phoenix Holdings Ltd. (The)(a)	41,312		327,943
Radware Ltd.(a)	14,350		406,823
REIT 1 Ltd.	78,454		364,568
Shapir Engineering and Industry Ltd.	31,537		229,164
Shikun & Binui Ltd.(a)(b)	55,716		323,208
Shufersal Ltd.	45,083		377,837
Strauss Group Ltd.	11,142		318,241
Teva Pharmaceutical Industries Ltd., ADR(a)(b)	267,482		3,150,938
Tower Semiconductor Ltd.(a)	19,370		561,767
Wix.com Ltd.(a)	13,259		3,275,636

			36,676,762

Italy — 2.0%
A2A SpA	627,825		1,022,078
ACEA SpA	18,252		362,551
Amplifon SpA(a)	35,775		1,422,545
Anima Holding SpA(c)	46,508		216,744
Ascopiave SpA	48,700		212,109
Assicurazioni Generali SpA(a)	231,310		3,959,551
ASTM SpA(a)	20,068		447,628
Atlantia SpA(a)	115,054		1,831,805
Autogrill SpA(a)	45,886		243,948
Azimut Holding SpA	29,493		622,027
Banca Farmafactoring SpA(a)(c)	32,801		181,118
Banca Generali SpA(a)	12,651		393,772
Banca Popolare di Sondrio SCPA(a)	211,716		521,115
Banco BPM SpA(a)	385,611		849,118
BPER Banca(a)	180,139		332,544
Brunello Cucinelli SpA(a)(b)	11,994		481,443
Buzzi Unicem SpA	21,913		541,227
Cerved Group SpA(a)	58,276		497,720
CNH Industrial NV(a)	255,594		3,277,551
De’ Longhi SpA	17,123		616,177
DiaSorin SpA	3,693		810,285
Enav SpA(c)	59,840		254,303
Enel SpA	1,879,226		18,700,640
Eni SpA	549,085		5,571,480
ERG SpA	30,343		928,228
Ferrari NV	29,132		6,096,352
FinecoBank Banca Fineco SpA(a)	82,924		1,297,084
Freni Brembo SpA(a)	69,222		945,259
Hera SpA	238,992		837,373
Infrastrutture Wireless Italiane SpA(c)	26,638		286,894
Interpump Group SpA	11,088		498,959
Intesa Sanpaolo SpA(a)	3,881,102		8,511,790
Iren SpA	117,412		290,138

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Italy (continued)
Italgas SpA	27,509	$165,499
Leonardo SpA	65,783	458,420
Mediaset SpA(a)(b)	46,617	121,086
Mediobanca Banca di Credito Finanziario SpA(a)	158,338	1,416,575
Moncler SpA(a)	51,931	2,940,670
Nexi SpA(a)(c)	102,389	1,822,349
Pirelli & C SpA(a)(c)	80,553	421,793
Poste Italiane SpA(c)	147,995	1,452,058
Prysmian SpA	72,527	2,347,332
Recordati Industria Chimica e Farmaceutica SpA	29,834	1,548,400
Reply SpA	4,167	511,311
Saipem SpA	225,358	593,571
Salvatore Ferragamo SpA(a)	19,008	371,102
Snam SpA	514,622	2,705,927
Societa Cattolica di Assicurazioni SC(a)	33,609	157,365
Tamburi Investment Partners SpA	27,374	220,492
Technogym SpA(a)(c)	40,249	412,948
Telecom Italia SpA/Milano	1,985,321	852,389
Tenaris SA	164,808	1,287,448
Terna Rete Elettrica Nazionale SpA	397,063	2,891,457
UniCredit SpA(a)	401,535	3,686,493
Unipol Gruppo SpA(a)	160,028	704,571

		90,150,812

Japan — 23.4%
77 Bank Ltd. (The)	35,500	446,569
ABC-Mart Inc.	15,100	858,159
Acom Co. Ltd.	186,700	820,307
ADEKA Corp.	30,700	514,037
Advance Residence Investment Corp.	157	464,874
Advantest Corp.	49,800	3,943,283
Aeon Co. Ltd.	160,200	5,012,801
Aeon Delight Co. Ltd.	17,500	458,164
AEON Financial Service Co. Ltd.	50,100	601,037
Aeon Mall Co. Ltd.	33,800	546,250
AEON REIT Investment Corp.	659	868,637
AGC Inc.	32,300	1,119,910
Ai Holdings Corp.	13,200	248,505
Aica Kogyo Co. Ltd.	12,500	407,135
Aiful Corp.(a)	221,600	563,022
Ain Holdings Inc.	7,900	495,754
Air Water Inc.	15,900	257,115
Aisin Seiki Co. Ltd.	40,200	1,230,632
Ajinomoto Co. Inc.	107,600	2,541,619
Alfresa Holdings Corp.	43,200	860,328
Alps Alpine Co. Ltd.	57,800	770,703
Amada Co. Ltd.	61,600	691,342
Amano Corp.	15,700	364,701
ANA Holdings Inc.(a)	11,300	239,610
AnGes Inc.(a)(b)	44,400	508,059
Anritsu Corp.(b)	17,600	434,221
Aozora Bank Ltd.	38,500	708,257
Arcs Co. Ltd.	12,000	265,571
Ariake Japan Co. Ltd.	5,800	376,159
As One Corp.	4,300	630,040
Asahi Group Holdings Ltd.	94,200	3,789,774
Asahi Holdings Inc.	13,900	531,730
Asahi Intecc Co. Ltd.	50,100	1,646,153
Asahi Kasei Corp.	322,500	3,587,098
Asics Corp.	47,700	838,776
Astellas Pharma Inc.	462,800	7,481,628

Security	Shares	Value

Japan (continued)
Atom Corp.	52,500	$448,302
Autobacs Seven Co. Ltd.	27,100	372,222
Awa Bank Ltd. (The)	9,100	189,484
Azbil Corp.	14,800	754,878
Bandai Namco Holdings Inc.	42,100	3,595,359
Bank of Kyoto Ltd. (The)	14,200	744,620
BASE Inc.(a)	6,300	645,676
BayCurrent Consulting Inc.	4,000	602,512
Benefit One Inc.	21,100	598,164
Benesse Holdings Inc.	34,500	664,659
Bic Camera Inc.	46,000	496,490
BML Inc.	9,400	327,714
Bridgestone Corp.	111,500	4,119,414
Brother Industries Ltd.	54,400	1,208,600
Calbee Inc.	27,300	807,044
Canon Inc.	230,500	5,051,648
Canon Marketing Japan Inc.	18,500	405,712
Capcom Co. Ltd.	16,900	1,063,766
Casio Computer Co. Ltd.	17,500	309,232
Central Glass Co. Ltd.	9,200	187,612
Central Japan Railway Co.	33,900	4,792,206
Change Inc.(a)	15,600	544,611
Chiba Bank Ltd. (The)	197,800	1,075,010
Chubu Electric Power Co. Inc.	154,900	1,896,025
Chudenko Corp.	12,200	247,624
Chugai Pharmaceutical Co. Ltd.	152,400	7,965,355
Chugoku Bank Ltd. (The)	59,900	465,148
Chugoku Electric Power Co. Inc. (The)	58,800	723,943
Citizen Watch Co. Ltd.	128,900	390,289
CKD Corp.	17,900	406,060
Coca-Cola Bottlers Japan Holdings Inc.	36,000	545,012
cocokara fine Inc.	7,200	468,332
COLOPL Inc.	18,300	159,586
Colowide Co. Ltd.	26,800	486,621
Comforia Residential REIT Inc.	294	835,427
COMSYS Holdings Corp.	11,400	337,552
Concordia Financial Group Ltd.	316,600	1,146,104
Cosmo Energy Holdings Co. Ltd.	23,300	515,206
Cosmos Pharmaceutical Corp.	3,200	488,428
Create Restaurants Holdings Inc.(a)(b)	51,800	396,806
Create SD Holdings Co. Ltd.	10,900	353,981
Credit Saison Co. Ltd.	39,400	447,458
CyberAgent Inc.	12,300	771,871
CYBERDYNE Inc.(a)	58,700	359,954
Dai Nippon Printing Co. Ltd.	54,600	938,727
Daicel Corp.	62,600	475,352
Daido Steel Co. Ltd.	8,200	334,438
Daifuku Co. Ltd.	15,400	1,754,831
Daiichi Jitsugyo Co. Ltd.	4,300	169,831
Dai-ichi Life Holdings Inc.	243,500	3,688,724
Daiichi Sankyo Co. Ltd.	397,800	12,785,682
Daiichikosho Co. Ltd.	20,600	708,343
Daikin Industries Ltd.	53,300	11,253,608
Daio Paper Corp.	36,400	656,413
Daiseki Co. Ltd.	15,300	484,450
Daishi Hokuetsu Financial Group Inc.	13,100	273,274
Daito Trust Construction Co. Ltd.	8,400	873,738
Daiwa House Industry Co. Ltd.	110,800	3,137,367
Daiwa House REIT Investment Corp.	498	1,338,052
Daiwa Office Investment Corp.	83	536,711

54	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Daiwa Securities Group Inc.	361,600	$1,717,250
Daiwa Securities Living Investments Corp.	512	490,996
Daiwabo Holdings Co. Ltd.	6,700	564,440
DCM Holdings Co. Ltd.	34,300	346,948
DeNA Co. Ltd.	45,800	855,237
Denka Co. Ltd.	18,100	688,075
Denso Corp.	88,400	4,903,184
Dentsu Group Inc.	49,700	1,573,671
DIC Corp.	34,000	832,991
Digital Garage Inc.	9,400	321,878
Dip Corp.	11,100	303,542
Disco Corp.	3,900	1,268,399
DMG Mori Co. Ltd.	29,700	465,237
Dowa Holdings Co. Ltd.	17,600	641,330
DTS Corp.	33,100	704,080
Duskin Co. Ltd.	14,100	371,843
Earth Corp.	6,000	342,137
East Japan Railway Co.	57,500	3,784,087
Ebara Corp.	33,100	1,141,325
EDION Corp.	30,600	299,877
Eiken Chemical Co. Ltd.	14,400	316,760
Eisai Co. Ltd.	53,000	3,869,134
Elecom Co. Ltd.	5,100	241,860
Electric Power Development Co. Ltd.	38,900	633,502
ENEOS Holdings Inc.	807,000	3,265,924
en-japan Inc.	12,900	369,645
Ezaki Glico Co. Ltd.	17,900	786,475
Fancl Corp.	18,800	690,444
FANUC Corp.	43,600	11,396,093
Fast Retailing Co. Ltd.	13,300	11,410,344
FCC Co. Ltd.	15,200	243,037
FP Corp.	12,600	505,468
Freee KK(a)	5,900	501,552
Frontier Real Estate Investment Corp.	147	602,350
Fuji Corp./Aichi	36,500	954,205
Fuji Electric Co. Ltd.	11,200	445,561
Fuji Kyuko Co. Ltd.	5,900	284,025
Fuji Oil Holdings Inc.	15,000	438,416
Fuji Seal International Inc.	19,200	356,326
Fuji Soft Inc.	12,400	639,572
FUJIFILM Holdings Corp.	66,100	3,779,939
Fujikura Ltd.(a)	105,100	491,895
Fujitec Co. Ltd.	17,500	381,107
Fujitsu General Ltd.	21,600	536,622
Fujitsu Ltd.	44,500	6,809,208
Fujiya Co. Ltd.	15,600	337,346
Fukuoka Financial Group Inc.	32,100	574,271
Fukuoka REIT Corp.	199	303,361
Fukuyama Transporting Co. Ltd.	12,300	478,748
Funai Soken Holdings Inc.	11,000	243,651
Furukawa Electric Co. Ltd.	19,500	524,681
Fuyo General Lease Co. Ltd.	7,500	518,649
Giken Ltd.	7,600	356,789
Global One Real Estate Investment Corp.	295	307,412
Glory Ltd.	17,300	334,945
GLP J-REIT	946	1,516,202
GMO internet Inc.	22,200	628,712
GMO Payment Gateway Inc.	8,100	1,157,419
GNI Group Ltd.(a)	13,800	289,853
Goldwin Inc.	6,000	361,622

Security	Shares	Value

Japan (continued)
GS Yuasa Corp.	21,600	$635,446
GungHo Online Entertainment Inc.(a)	16,400	409,315
Gunma Bank Ltd. (The)	199,500	615,488
H.U. Group Holdings Inc.	17,200	510,932
H2O Retailing Corp.	47,100	336,959
Hachijuni Bank Ltd. (The)	114,600	366,694
Hakuhodo DY Holdings Inc.	51,400	743,298
Hamakyorex Co. Ltd.	7,200	210,096
Hamamatsu Photonics KK	31,700	1,837,901
Hankyu Hanshin Holdings Inc.	50,600	1,631,167
Hankyu Hanshin REIT Inc.	192	233,455
Hanwa Co. Ltd.	12,000	309,470
Harmonic Drive Systems Inc.(b)	11,300	845,112
Haseko Corp.	58,600	690,136
Hazama Ando Corp.	60,500	418,377
Heiwa Corp.	21,900	306,656
Heiwa Real Estate Co. Ltd.	11,700	400,076
Heiwa Real Estate REIT Inc.	413	539,253
Heiwado Co. Ltd.	9,000	186,112
Hikari Tsushin Inc.	3,200	671,512
Hino Motors Ltd.	105,800	910,510
Hirogin Holdings Inc.	112,800	655,069
Hirose Electric Co. Ltd.	4,305	674,770
HIS Co. Ltd.(a)(b)	12,600	215,546
Hisamitsu Pharmaceutical Co. Inc.	7,600	454,425
Hitachi Capital Corp.	21,300	524,489
Hitachi Construction Machinery Co. Ltd.	9,500	275,849
Hitachi Ltd.	238,900	9,825,717
Hitachi Metals Ltd.	18,800	299,701
Hitachi Transport System Ltd.	16,300	479,526
Hitachi Zosen Corp.	150,000	855,342
Hogy Medical Co. Ltd.	6,100	185,864
Hokkaido Electric Power Co. Inc.	45,800	193,795
Hokuhoku Financial Group Inc.	45,300	400,234
Hokuriku Electric Power Co.	56,400	367,937
Honda Motor Co. Ltd.	373,900	9,872,931
Horiba Ltd.	8,600	561,039
Hoshino Resorts REIT Inc.	106	518,382
Hoshizaki Corp.	6,500	574,908
Hosiden Corp.	35,100	319,502
House Foods Group Inc.	24,000	887,148
Hoya Corp.	84,800	10,849,573
Hulic Co. Ltd.	39,800	450,100
Hulic Reit Inc.	378	574,068
Ibiden Co. Ltd.	10,900	505,984
Ichibanya Co. Ltd.	4,100	200,115
Ichigo Inc.	137,800	379,067
Ichigo Office REIT Investment Corp.	551	422,085
Idemitsu Kosan Co. Ltd.	32,600	764,128
IHI Corp.	41,400	721,668
Iida Group Holdings Co. Ltd.	31,800	700,727
Inaba Denki Sangyo Co. Ltd.	16,900	394,675
Industrial & Infrastructure Fund Investment Corp.	419	753,195
Infocom Corp.	8,200	237,710
Infomart Corp.	61,500	527,504
Inpex Corp.	195,100	1,127,422
Internet Initiative Japan Inc.	17,600	361,599
Invesco Office J-Reit Inc.	3,659	530,877
Invincible Investment Corp.	2,451	815,868
IR Japan Holdings Ltd.	4,200	705,650

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Iriso Electronics Co. Ltd.	10,500	$477,888
Isetan Mitsukoshi Holdings Ltd.	104,000	637,738
Isuzu Motors Ltd.	111,700	1,066,909
Ito En Ltd.	10,200	636,191
ITOCHU Corp.	312,200	8,938,531
Itochu Techno-Solutions Corp.	13,300	468,762
Itoham Yonekyu Holdings Inc.	102,000	689,775
Iwatani Corp.	12,000	740,436
Iyo Bank Ltd. (The)	88,800	509,755
Izumi Co. Ltd.	15,200	544,439
J Front Retailing Co. Ltd.	94,100	776,564
JAFCO Group Co. Ltd.	13,100	708,210
Japan Airlines Co. Ltd.(a)	34,800	619,250
Japan Airport Terminal Co. Ltd.	12,900	677,683
Japan Aviation Electronics Industry Ltd.	40,700	631,716
Japan Display Inc.(a)	388,200	174,272
Japan Elevator Service Holdings Co. Ltd.	31,700	748,483
Japan Excellent Inc.	483	587,286
Japan Exchange Group Inc.	106,800	2,494,159
Japan Hotel REIT Investment Corp.	1,798	901,619
Japan Lifeline Co. Ltd.	26,400	380,511
Japan Logistics Fund Inc.	339	1,013,487
Japan Material Co. Ltd.	35,400	495,691
Japan Petroleum Exploration Co. Ltd.	13,300	252,801
Japan Post Bank Co. Ltd.	60,600	523,257
Japan Post Holdings Co. Ltd.	277,500	2,204,998
Japan Post Insurance Co. Ltd.	50,200	984,389
Japan Prime Realty Investment Corp.	165	582,334
Japan Real Estate Investment Corp.	168	1,022,169
Japan Retail Fund Investment Corp.	527	996,666
Japan Steel Works Ltd. (The)	16,600	459,495
Japan Tobacco Inc.	265,500	5,268,411
JCR Pharmaceuticals Co. Ltd.	19,600	645,876
Jeol Ltd.	13,400	546,521
JFE Holdings Inc.(a)	111,600	968,952
JGC Holdings Corp.	66,300	747,256
JINS Holdings Inc.	4,800	311,763
JSR Corp.	43,600	1,330,551
JTEKT Corp.	58,500	516,858
Justsystems Corp.	8,700	633,211
Kadokawa Corp.	20,600	668,991
Kagome Co. Ltd.	19,000	629,734
Kajima Corp.	100,200	1,340,849
Kakaku.com Inc.	32,500	940,589
Kaken Pharmaceutical Co. Ltd.	9,200	360,285
Kamigumi Co. Ltd.	30,400	535,437
Kanamoto Co. Ltd.	8,200	175,365
Kandenko Co. Ltd.	50,800	436,697
Kaneka Corp.	13,500	484,192
Kanematsu Corp.	34,300	432,129
Kansai Electric Power Co. Inc. (The)	186,100	1,821,983
Kansai Paint Co. Ltd.	39,700	1,169,822
Kao Corp.	102,900	7,466,749
Katitas Co. Ltd.	25,100	750,399
Kato Sangyo Co. Ltd.	8,900	293,706
Kawasaki Heavy Industries Ltd.(a)	40,100	848,383
Kawasaki Kisen Kaisha Ltd.(a)	33,700	589,376
KDDI Corp.	373,700	10,990,232
Keihan Holdings Co. Ltd.	14,600	664,492
Keikyu Corp.	52,300	837,240

Security	Shares	Value

Japan (continued)
Keio Corp.	16,200	$1,183,724
Keisei Electric Railway Co. Ltd.	33,400	1,130,933
Kenedix Office Investment Corp.	83	535,126
Kenedix Residential Next Investment Corp.	348	605,290
Kenedix Retail REIT Corp.	135	326,749
Kewpie Corp.	34,200	788,565
Keyence Corp.	43,500	23,325,756
KH Neochem Co. Ltd.	13,700	308,952
Kikkoman Corp.	34,000	2,396,676
Kinden Corp.	51,800	831,214
Kintetsu Group Holdings Co. Ltd.	34,900	1,463,403
Kirin Holdings Co. Ltd.	208,200	4,466,471
Kissei Pharmaceutical Co. Ltd.	9,400	206,954
Kitz Corp.	66,500	381,742
Kiyo Bank Ltd. (The)	34,000	439,391
KLab Inc.(a)	20,700	180,318
Kobayashi Pharmaceutical Co. Ltd.	7,100	798,873
Kobe Bussan Co. Ltd.	24,200	671,715
Kobe Steel Ltd.(a)	118,300	550,285
Koei Tecmo Holdings Co. Ltd.	17,300	993,104
Koito Manufacturing Co. Ltd.	10,600	681,389
Kokuyo Co. Ltd.	31,400	408,789
Komatsu Ltd.	204,700	5,596,769
KOMEDA Holdings Co. Ltd.	12,500	225,417
Konami Holdings Corp.	12,300	751,898
Konica Minolta Inc.	198,000	856,717
Kose Corp.	3,800	610,860
Kotobuki Spirits Co. Ltd.	6,900	372,367
K’s Holdings Corp.	70,600	956,888
Kubota Corp.	252,600	5,546,849
Kumagai Gumi Co. Ltd.	12,400	305,929
Kuraray Co. Ltd.	64,200	686,795
Kureha Corp.	4,200	259,955
Kurita Water Industries Ltd.	10,600	429,791
Kusuri no Aoki Holdings Co. Ltd.	8,500	696,595
Kyocera Corp.	59,100	3,781,565
KYORIN Holdings Inc.	11,100	208,122
Kyoritsu Maintenance Co. Ltd.	9,800	315,918
Kyowa Exeo Corp.	16,800	438,554
Kyowa Kirin Co. Ltd.	51,000	1,510,101
Kyudenko Corp.	14,500	439,037
Kyushu Electric Power Co. Inc.	102,100	944,982
Kyushu Financial Group Inc.	113,600	454,639
Kyushu Railway Co.	33,700	706,543
LaSalle Logiport REIT	567	889,263
Lasertec Corp.	13,100	1,758,011
Lawson Inc.	12,300	596,819
Leopalace21 Corp.(a)	91,500	135,465
Lintec Corp.	13,300	301,964
Lion Corp.	50,400	1,153,912
Lixil Corp.	54,700	1,275,349
M3 Inc.	103,100	8,676,767
Mabuchi Motor Co. Ltd.	14,200	584,574
Macnica Fuji Electronics Holdings Inc.	33,200	696,377
Maeda Corp.	52,100	425,976
Maeda Road Construction Co. Ltd.	10,900	184,174
Makino Milling Machine Co. Ltd.	12,800	514,103
Makita Corp.	51,500	2,454,606
Mandom Corp.	17,400	261,594
Mani Inc.	19,200	508,173

56	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Marubeni Corp.	407,200	$2,700,406
Maruha Nichiro Corp.	16,900	379,986
Marui Group Co. Ltd.	42,700	761,866
Maruichi Steel Tube Ltd.	21,500	463,699
Maruwa Co. Ltd./Aichi	5,700	596,705
Maruzen Showa Unyu Co. Ltd.	9,000	288,839
Matsui Securities Co. Ltd.	44,200	343,653
Matsumotokiyoshi Holdings Co. Ltd.	7,500	296,934
Mazda Motor Corp.	107,100	761,091
McDonald’s Holdings Co. Japan Ltd.	10,100	492,001
MCUBS MidCity Investment Corp.	543	510,351
Mebuki Financial Group Inc.	358,600	695,313
Medipal Holdings Corp.	42,300	865,030
MedPeer Inc.(a)	7,700	521,448
Megmilk Snow Brand Co. Ltd.	18,200	392,353
Meidensha Corp.	16,300	378,172
MEIJI Holdings Co. Ltd.	16,500	1,125,269
Meitec Corp.	8,800	461,455
Menicon Co. Ltd.	9,400	565,643
Mercari Inc.(a)	20,000	962,797
Milbon Co. Ltd.	7,900	516,882
MINEBEA MITSUMI Inc.	63,700	1,410,958
Mirai Corp.	1,050	409,189
Mirait Holdings Corp.	22,100	352,519
MISUMI Group Inc.	56,600	1,840,804
Mitsubishi Chemical Holdings Corp.	305,500	2,084,619
Mitsubishi Corp.	311,900	7,887,246
Mitsubishi Electric Corp.	456,400	6,950,951
Mitsubishi Estate Co. Ltd.	280,600	4,427,635
Mitsubishi Estate Logistics REIT Investment Corp.	84	333,770
Mitsubishi Gas Chemical Co. Inc.	51,400	1,173,370
Mitsubishi Heavy Industries Ltd.	49,700	1,423,187
Mitsubishi Logistics Corp.	21,200	589,052
Mitsubishi Materials Corp.	38,200	809,280
Mitsubishi Motors Corp.(a)	260,600	589,925
Mitsubishi UFJ Financial Group Inc.	2,924,400	13,108,753
Mitsubishi UFJ Lease & Finance Co. Ltd.	108,700	531,586
Mitsui & Co. Ltd.	402,200	7,439,327
Mitsui Chemicals Inc.	36,900	1,056,300
Mitsui Fudosan Co. Ltd.	222,300	4,498,233
Mitsui Fudosan Logistics Park Inc.	176	880,883
Mitsui Mining & Smelting Co. Ltd.	15,300	531,214
Mitsui OSK Lines Ltd.	45,100	1,219,094
Miura Co. Ltd.	14,100	801,328
Mixi Inc.	10,600	248,864
Mizuho Financial Group Inc.	576,050	7,584,745
Mizuho Leasing Co. Ltd.	16,700	517,613
Mochida Pharmaceutical Co. Ltd.	16,900	633,578
Money Forward Inc.(a)	12,000	492,860
MonotaRO Co. Ltd.	32,100	1,609,676
Mori Hills REIT Investment Corp.	393	547,298
Mori Trust Hotel Reit Inc.	328	367,177
Mori Trust Sogo REIT Inc.	255	336,606
Morinaga & Co. Ltd./Japan	9,200	365,996
Morinaga Milk Industry Co. Ltd.	11,200	558,422
MOS Food Services Inc.	10,800	320,302
MS&AD Insurance Group Holdings Inc.	92,600	2,656,960
Murata Manufacturing Co. Ltd.	136,100	13,071,164
Nabtesco Corp.	10,700	478,815
Nachi-Fujikoshi Corp.	8,100	322,623

Security	Shares	Value

Japan (continued)
Nagase & Co. Ltd.	32,100	$459,907
Nagoya Railroad Co. Ltd.	43,200	1,097,588
Nakanishi Inc.	27,700	530,214
Nankai Electric Railway Co. Ltd.	30,200	732,681
NEC Corp.	59,000	3,212,188
NEC Networks & System Integration Corp.	42,600	757,641
NET One Systems Co. Ltd.	17,400	580,028
Nexon Co. Ltd.	108,500	3,300,755
NGK Insulators Ltd.	53,800	939,361
NGK Spark Plug Co. Ltd.	15,500	287,511
NH Foods Ltd.	13,000	556,283
NHK Spring Co. Ltd.	58,100	395,121
Nichias Corp.	15,400	351,555
Nichirei Corp.	9,600	278,753
Nidec Corp.	101,400	13,414,108
Nifco Inc./Japan	20,800	725,154
Nihon Kohden Corp.	25,100	748,001
Nihon M&A Center Inc.	39,000	2,264,865
Nihon Parkerizing Co. Ltd.	31,800	308,903
Nihon Unisys Ltd.	16,200	615,846
Nikkon Holdings Co. Ltd.	34,500	693,987
Nikon Corp.	144,700	1,149,915
Nintendo Co. Ltd.	27,200	15,738,822
Nippn Corp., New	15,000	235,971
Nippo Corp.	32,600	812,392
Nippon Accommodations Fund Inc.	107	588,681
Nippon Building Fund Inc.	326	1,967,926
Nippon Ceramic Co. Ltd.	8,500	220,426
Nippon Densetsu Kogyo Co. Ltd.	9,300	173,750
Nippon Electric Glass Co. Ltd.	19,200	420,880
Nippon Express Co. Ltd.	12,000	814,939
Nippon Gas Co. Ltd.	12,900	623,468
Nippon Kayaku Co. Ltd.	49,000	461,942
Nippon Light Metal Holdings Co. Ltd.	33,570	605,379
Nippon Paint Holdings Co. Ltd.	37,300	3,356,091
Nippon Paper Industries Co. Ltd.	26,600	324,449
Nippon Prologis REIT Inc.	471	1,536,334
Nippon REIT Investment Corp.	167	593,381
Nippon Sanso Holdings Corp.	51,600	992,620
Nippon Seiki Co. Ltd.	33,200	408,440
Nippon Shinyaku Co. Ltd.	7,000	515,497
Nippon Shokubai Co. Ltd.	6,900	386,208
Nippon Soda Co. Ltd.	10,100	289,123
Nippon Steel Corp.(a)	204,500	2,357,625
Nippon Suisan Kaisha Ltd.	81,000	338,096
Nippon Telegraph & Telephone Corp.	298,400	7,461,781
Nippon Yusen KK	39,500	907,751
Nipro Corp.	40,300	475,386
Nishimatsu Construction Co. Ltd.	32,500	752,161
Nishi-Nippon Financial Holdings Inc.	41,600	250,327
Nishi-Nippon Railroad Co. Ltd.	16,700	454,606
Nissan Chemical Corp.	32,200	1,833,058
Nissan Motor Co. Ltd.(a)	543,400	2,761,766
Nisshin Oillio Group Ltd. (The)	10,100	294,236
Nisshin Seifun Group Inc.	44,200	743,879
Nisshinbo Holdings Inc.	43,700	324,739
Nissin Foods Holdings Co. Ltd.	8,000	691,533
Nitori Holdings Co. Ltd.	13,700	2,720,502
Nitta Corp.	12,000	252,046
Nitto Boseki Co. Ltd.	8,300	389,254

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Nitto Denko Corp.	32,600	$2,948,775
Nittoku Co. Ltd.	9,600	409,418
Noevir Holdings Co. Ltd.	7,000	307,226
NOF Corp.	10,600	509,270
NOK Corp.	36,300	471,888
Nomura Co. Ltd.	40,400	292,113
Nomura Holdings Inc.	809,600	4,266,262
Nomura Real Estate Holdings Inc.	30,500	679,946
Nomura Real Estate Master Fund Inc.	618	937,965
Nomura Research Institute Ltd.	59,600	2,012,379
NS Solutions Corp.	13,800	442,227
NSD Co. Ltd.	17,800	341,055
NSK Ltd.	102,700	928,955
NTN Corp.(a)	246,700	650,358
NTT Data Corp.	114,000	1,635,494
Obayashi Corp.	114,600	958,877
OBIC Business Consultants Co. Ltd.	8,400	533,550
Obic Co. Ltd.	12,600	2,366,073
Odakyu Electric Railway Co. Ltd.	56,800	1,646,573
Ogaki Kyoritsu Bank Ltd. (The)	8,700	164,618
Ohsho Food Service Corp.	3,500	195,234
Oji Holdings Corp.	247,300	1,492,847
Oki Electric Industry Co. Ltd.	40,400	421,770
Okinawa Electric Power Co. Inc. (The)	12,600	169,693
OKUMA Corp.	7,000	419,218
Okumura Corp.	29,500	734,013
Olympus Corp.	273,800	4,941,450
Omron Corp.	39,900	3,521,429
One REIT Inc.	152	394,174
Ono Pharmaceutical Co. Ltd.	65,300	1,949,114
Open House Co. Ltd.	20,800	838,397
Oracle Corp. Japan	6,100	719,566
Organo Corp.	2,200	146,043
Oriental Land Co. Ltd.	44,400	6,933,855
ORIX Corp.	325,300	5,204,427
Orix JREIT Inc.	544	910,347
Osaka Gas Co. Ltd.	63,000	1,163,179
OSG Corp.	33,200	594,901
Otsuka Corp.	12,400	624,175
Otsuka Holdings Co. Ltd.	83,400	3,554,428
Outsourcing Inc.	35,100	440,196
PALTAC Corp.	9,300	484,121
Pan Pacific International Holdings Corp.	100,000	2,244,615
Panasonic Corp.	546,200	7,050,855
Paramount Bed Holdings Co. Ltd.	8,800	385,386
Park24 Co. Ltd.(a)	50,000	951,335
Penta-Ocean Construction Co. Ltd.	84,000	687,597
PeptiDream Inc.(a)	14,300	834,548
Persol Holdings Co. Ltd.	57,100	1,068,426
Pigeon Corp.	13,500	607,336
Pilot Corp.	11,800	338,125
PKSHA Technology Inc.(a)	9,400	273,394
Pola Orbis Holdings Inc.	38,100	761,672
Premier Investment Corp.	663	835,281
Prestige International Inc.	53,600	472,030
Prima Meat Packers Ltd.	10,000	312,336
Raksul Inc.(a)	13,000	519,031
Rakus Co. Ltd.	35,000	635,178
Rakuten Inc.(a)	210,300	2,066,944
Recruit Holdings Co. Ltd.	304,400	13,205,834

Security	Shares	Value

Japan (continued)
Relo Group Inc.	18,700	$465,111
Renesas Electronics Corp.(a)	206,200	2,363,437
Rengo Co. Ltd.	52,700	437,929
RENOVA Inc.(a)	20,300	719,356
Resona Holdings Inc.	519,600	1,801,565
Resorttrust Inc.	32,100	452,242
Ricoh Co. Ltd.	163,900	1,236,745
Rinnai Corp.	5,000	522,470
Rock Field Co. Ltd.	34,800	510,890
Rohm Co. Ltd.	12,100	1,226,238
Rohto Pharmaceutical Co. Ltd.	9,500	277,664
Rorze Corp.	4,300	318,306
Round One Corp.	31,000	268,857
RPA Holdings Inc.(a)	11,900	72,972
RS Technologies Co. Ltd.	4,700	278,781
Ryohin Keikaku Co. Ltd.	52,000	1,242,199
Sakai Moving Service Co. Ltd.(b)	6,200	287,511
Sakata Seed Corp.	11,800	416,457
San-A Co. Ltd.	4,900	190,019
SanBio Co. Ltd.(a)(b)	9,000	140,723
Sangetsu Corp.	36,100	538,940
San-in Godo Bank Ltd. (The)	88,900	403,338
Sanken Electric Co. Ltd.	14,600	600,344
Sankyo Co. Ltd.	12,200	348,072
Sankyu Inc.	18,800	707,503
Sanrio Co. Ltd.	24,600	365,376
Sansan Inc.(a)	9,900	799,035
Santen Pharmaceutical Co. Ltd.	63,600	1,051,546
Sanwa Holdings Corp.	74,900	852,770
Sapporo Holdings Ltd.	21,000	406,782
Sato Holdings Corp.	30,900	643,412
Sawai Pharmaceutical Co. Ltd.	14,700	671,150
SBI Holdings Inc.	52,600	1,310,290
SCREEN Holdings Co. Ltd.	11,000	848,942
SCSK Corp.	4,800	266,832
Secom Co. Ltd.	43,000	3,892,364
Sega Sammy Holdings Inc.	50,500	804,083
Seibu Holdings Inc.	87,100	800,327
Seiko Epson Corp.	54,600	924,646
Seino Holdings Co. Ltd.	45,100	582,408
Seiren Co. Ltd.	34,800	525,847
Sekisui Chemical Co. Ltd.	62,300	1,121,097
Sekisui House Ltd.	148,000	2,854,119
Sekisui House Reit Inc.	362	261,745
Senko Group Holdings Co. Ltd.	53,900	499,899
Seria Co. Ltd.	13,000	453,842
Seven & i Holdings Co. Ltd.	171,400	6,484,697
Seven Bank Ltd.	315,500	693,109
SG Holdings Co. Ltd.	61,200	1,573,038
Sharp Corp.	26,900	558,581
Shibaura Machine Co. Ltd.	10,400	249,632
SHIFT Inc.(a)	3,100	379,598
Shiga Bank Ltd. (The)	9,600	175,687
Shikoku Electric Power Co. Inc.	54,100	367,401
Shima Seiki Manufacturing Ltd.	16,100	316,787
Shimadzu Corp.	50,500	1,922,179
Shimamura Co. Ltd.	7,000	775,586
Shimano Inc.	13,100	3,078,710
Shimizu Corp.	108,300	762,377
Shin-Etsu Chemical Co. Ltd.	82,600	14,339,319

58	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Shinko Electric Industries Co. Ltd.	39,500	$992,263
Shinsei Bank Ltd.	50,300	617,850
Shionogi & Co. Ltd.	53,900	2,924,228
Ship Healthcare Holdings Inc.	11,800	680,758
Shiseido Co. Ltd.	88,000	5,706,404
Shizuoka Bank Ltd. (The)	104,200	756,407
SHO-BOND Holdings Co. Ltd.	10,900	474,230
Shochiku Co. Ltd.	2,600	355,872
Showa Denko KK	15,400	367,294
Skylark Holdings Co. Ltd.(a)(b)	50,900	833,789
SMC Corp.	11,900	7,201,719
SMS Co. Ltd.	20,400	756,999
Softbank Corp.	688,200	9,051,544
SoftBank Group Corp.	353,200	27,353,222
Sohgo Security Services Co. Ltd.	11,000	541,096
Sojitz Corp.	319,800	739,210
Sompo Holdings Inc.	60,700	2,415,941
Sony Corp.	285,300	27,386,838
Sosei Group Corp.(a)(b)	22,900	430,899
Sotetsu Holdings Inc.	36,200	848,165
Square Enix Holdings Co. Ltd.	10,200	586,504
Stanley Electric Co. Ltd.	12,600	393,543
Starts Corp. Inc.	8,400	215,987
Subaru Corp.	116,100	2,224,525
Sugi Holdings Co. Ltd.	9,200	605,454
SUMCO Corp.	54,900	1,156,783
Sumitomo Bakelite Co. Ltd.	9,600	344,314
Sumitomo Chemical Co. Ltd.	399,800	1,882,625
Sumitomo Corp.	312,700	4,142,651
Sumitomo Dainippon Pharma Co. Ltd.	67,200	1,089,244
Sumitomo Electric Industries Ltd.	197,000	2,620,206
Sumitomo Forestry Co. Ltd.	35,800	693,124
Sumitomo Heavy Industries Ltd.	37,000	1,025,589
Sumitomo Metal Mining Co. Ltd.	51,700	2,243,897
Sumitomo Mitsui Construction Co. Ltd.	60,000	249,296
Sumitomo Mitsui Financial Group Inc.	306,000	9,484,407
Sumitomo Mitsui Trust Holdings Inc.	60,700	1,815,869
Sumitomo Osaka Cement Co. Ltd.	12,700	383,930
Sumitomo Realty & Development Co. Ltd.	59,100	1,783,246
Sumitomo Rubber Industries Ltd.	56,000	513,492
Sumitomo Warehouse Co. Ltd. (The)	36,300	442,763
Sundrug Co. Ltd.	14,400	571,489
Suntory Beverage & Food Ltd.	17,100	596,977
Suruga Bank Ltd.	89,300	262,710
Sushiro Global Holdings Ltd.	24,400	837,843
Suzuken Co. Ltd.	28,300	1,094,751
Suzuki Motor Corp.	83,100	3,736,901
Sysmex Corp.	37,500	4,382,373
Systena Corp.	25,200	474,899
T&D Holdings Inc.	115,500	1,338,187
Tadano Ltd.	53,700	522,664
Taiheiyo Cement Corp.	10,800	268,414
Taikisha Ltd.	11,700	312,238
Taisei Corp.	34,000	1,099,288
Taisho Pharmaceutical Holdings Co. Ltd.	8,800	574,087
Taiyo Holdings Co. Ltd.	4,800	285,171
Taiyo Yuden Co. Ltd.	21,500	1,260,901
Takara Bio Inc.	26,500	734,543
Takara Holdings Inc.	41,300	480,476
Takasago Thermal Engineering Co. Ltd.	34,700	523,674

Security	Shares	Value

Japan (continued)
Takashimaya Co. Ltd.	52,700	$499,340
Takeda Pharmaceutical Co. Ltd.	361,754	12,777,748
Takeuchi Manufacturing Co. Ltd.	13,800	313,579
Takuma Co. Ltd.	37,700	796,527
TDK Corp.	33,400	5,385,090
TechnoPro Holdings Inc.	8,400	641,062
Teijin Ltd.	23,300	425,740
Terumo Corp.	160,600	6,235,627
THK Co. Ltd.	11,700	371,021
TIS Inc.	43,500	968,098
TKC Corp.	4,000	263,241
Toagosei Co. Ltd.	50,600	536,473
Tobu Railway Co. Ltd.	37,700	1,061,196
Tocalo Co. Ltd.	42,200	574,786
Toda Corp.	65,400	460,383
Toei Co. Ltd.	1,700	308,840
Toho Co. Ltd.	15,100	583,404
Toho Gas Co. Ltd.	16,500	969,244
Toho Holdings Co. Ltd.	14,900	280,367
Tohoku Electric Power Co. Inc.	107,200	918,462
Tokai Carbon Co. Ltd.	52,400	757,259
TOKAI Holdings Corp.	24,300	226,068
Tokai Rika Co. Ltd.	42,500	694,565
Tokai Tokyo Financial Holdings Inc.	111,000	327,609
Tokio Marine Holdings Inc.	137,200	6,726,659
Tokuyama Corp.	16,300	406,663
Tokyo Century Corp.	11,200	905,029
Tokyo Electric Power Co. Holdings Inc.(a)	433,000	1,658,465
Tokyo Electron Ltd.	36,900	14,031,129
Tokyo Gas Co. Ltd.	65,200	1,425,812
Tokyo Ohka Kogyo Co. Ltd.	10,900	733,989
Tokyo Seimitsu Co. Ltd.	14,900	688,108
Tokyo Steel Manufacturing Co. Ltd.	62,600	440,672
Tokyo Tatemono Co. Ltd.	64,300	866,587
Tokyu Corp.	83,600	980,570
Tokyu Fudosan Holdings Corp.	114,300	645,220
Tokyu REIT Inc.	380	600,697
Tomy Co. Ltd.	55,200	474,521
Topcon Corp.	44,700	538,390
Toppan Printing Co. Ltd.	56,000	795,912
Toray Industries Inc.	333,400	2,169,273
Toshiba Corp.	88,500	2,886,742
Toshiba TEC Corp.	14,100	523,893
Tosoh Corp.	53,500	918,793
Totetsu Kogyo Co. Ltd.	9,700	248,765
TOTO Ltd.	15,700	868,265
Toyo Ink SC Holdings Co. Ltd.	17,600	308,813
Toyo Seikan Group Holdings Ltd.	55,900	597,470
Toyo Suisan Kaisha Ltd.	12,400	611,147
Toyo Tire Corp.	27,400	415,861
Toyobo Co. Ltd.	22,700	283,818
Toyoda Gosei Co. Ltd.	20,900	550,373
Toyota Boshoku Corp.	23,500	379,116
Toyota Industries Corp.	32,300	2,539,080
Toyota Motor Corp.	483,500	33,712,689
Toyota Tsusho Corp.	32,500	1,268,088
Trancom Co. Ltd.	2,400	187,287
Trend Micro Inc.(a)	18,200	997,832
Trusco Nakayama Corp.	23,200	600,525
TS Tech Co. Ltd.	14,600	421,147

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Tsubaki Nakashima Co. Ltd.	51,800	$595,704
Tsubakimoto Chain Co.	9,800	251,517
Tsumura & Co.	15,700	510,612
Tsuruha Holdings Inc.	5,200	691,380
Ube Industries Ltd.	36,100	684,450
Ulvac Inc.	10,800	487,416
Unicharm Corp.	86,600	3,887,674
United Urban Investment Corp.	558	758,426
Universal Entertainment Corp.(a)	10,600	241,979
Ushio Inc.	38,900	502,715
USS Co. Ltd.	52,000	1,023,163
Valor Holdings Co. Ltd.	13,600	321,895
Wacoal Holdings Corp.	10,200	203,133
Wacom Co. Ltd.	84,200	752,769
Welcia Holdings Co. Ltd.	15,200	516,854
West Japan Railway Co.	33,900	1,800,315
Yakult Honsha Co. Ltd.	15,400	785,482
Yamada Holdings Co. Ltd.	201,100	1,023,796
Yamaguchi Financial Group Inc.	65,600	372,816
Yamaha Corp.	16,200	911,390
Yamaha Motor Co. Ltd.	56,000	1,230,240
Yamato Holdings Co. Ltd.	61,900	1,537,818
Yamato Kogyo Co. Ltd.	19,500	492,832
Yamazaki Baking Co. Ltd.	49,800	915,660
Yaoko Co. Ltd.	6,700	439,648
Yaskawa Electric Corp.	52,000	2,662,209
Yokogawa Electric Corp.	50,600	1,089,861
Yokohama Rubber Co. Ltd. (The)	53,000	831,234
Yoshinoya Holdings Co. Ltd.	19,500	409,389
Z Holdings Corp.	638,300	3,965,331
Zenkoku Hosho Co. Ltd.	17,000	757,486
Zensho Holdings Co. Ltd.	35,400	976,843
Zeon Corp.	42,100	675,562
Zojirushi Corp.	9,800	163,060
ZOZO Inc.	40,200	1,126,191

		1,085,089,165

Netherlands — 3.9%
Aalberts NV	32,244	1,456,853
ABN AMRO Bank NV, CVA(a)(c)	86,300	902,723
Adyen NV(a)(c)	3,988	8,331,014
Aegon NV	328,972	1,359,671
AerCap Holdings NV(a)	28,373	1,084,983
Akzo Nobel NV	45,788	4,663,838
Arcadis NV(a)	21,707	762,146
ArcelorMittal SA(a)	161,481	3,539,539
Argenx SE(a)	11,859	3,475,089
ASM International NV	10,203	2,617,956
ASML Holding NV	96,434	51,484,937
ASR Nederland NV	39,222	1,521,014
Basic-Fit NV(a)(c)	15,342	526,552
BE Semiconductor Industries NV	7,161	492,936
Boskalis Westminster(a)	19,453	545,933
Corbion NV	8,455	494,082
Davide Campari-Milano NV	162,125	1,748,267
Eurocommercial Properties NV(a)	6,600	127,492
Euronext NV(c)	13,186	1,423,348
EXOR NV	29,527	2,201,845
Flow Traders(c)	7,006	268,796
Heineken Holding NV	30,212	2,664,751
Heineken NV	60,954	6,364,116

Security	Shares	Value

Netherlands (continued)
IMCD NV	15,702	$1,950,558
ING Groep NV(a)	852,168	7,635,329
Intertrust NV(a)(c)	16,940	260,548
Just Eat Takeaway.com NV(a)(c)	24,355	2,798,517
Just Eat Takeaway.com NV(a)(c)	8,657	995,246
Koninklijke Ahold Delhaize NV	262,494	7,522,945
Koninklijke BAM Groep NV(a)(b)	33,202	65,427
Koninklijke DSM NV	40,085	7,012,694
Koninklijke KPN NV	821,893	2,572,182
Koninklijke Philips NV(a)	212,828	11,623,778
Koninklijke Vopak NV	17,173	869,798
NN Group NV	68,605	2,858,844
NSI NV	3,323	137,060
OCI NV(a)	30,559	634,486
Pharming Group NV(a)(b)	165,259	234,905
PostNL NV(a)	124,554	515,247
Prosus NV	115,279	13,419,827
QIAGEN NV(a)	54,159	2,939,186
Randstad NV(a)	33,496	2,094,128
Rhi Magnesita NV	8,613	458,902
SBM Offshore NV	40,913	704,074
Shop Apotheke Europe NV(a)(c)	2,569	601,120
Signify NV(a)(c)	39,082	1,865,992
Stellantis NV	238,586	3,631,922
Stellantis NV New(a)	242,574	3,687,908
TKH Group NV	7,756	366,734
Wolters Kluwer NV	61,654	5,126,392

		180,641,630

New Zealand — 0.4%
a2 Milk Co. Ltd. (The)(a)	173,774	1,445,257
Auckland International Airport Ltd.(a)	272,725	1,464,319
Chorus Ltd.	120,900	734,528
Contact Energy Ltd.	171,469	1,009,630
Fisher & Paykel Healthcare Corp. Ltd.	137,912	3,442,979
Fletcher Building Ltd.(a)	285,558	1,280,086
Goodman Property Trust	277,748	452,391
Infratil Ltd.	268,098	1,391,171
Mercury NZ Ltd.	144,663	742,843
Meridian Energy Ltd.	301,648	1,554,393
Ryman Healthcare Ltd.	136,152	1,526,821
SKYCITY Entertainment Group Ltd.	144,748	318,176
Spark New Zealand Ltd.	432,701	1,496,868
Xero Ltd.(a)	20,376	2,030,634
Z Energy Ltd.(a)	191,041	406,166

		19,296,262

Norway — 0.8%
Adevinta ASA(a)	39,018	583,015
Aker ASA, Class A	9,959	795,281
Atea ASA	19,406	297,229
Austevoll Seafood ASA	54,758	548,672
Borregaard ASA	29,612	544,257
DNB ASA(a)	225,693	4,431,821
DNO ASA(a)	107,679	85,962
Entra ASA(c)	12,557	279,976
Equinor ASA	221,796	4,015,586
Gjensidige Forsikring ASA	53,299	1,233,867
Kongsberg Gruppen ASA	28,676	557,229
Leroy Seafood Group ASA	127,992	897,880
Mowi ASA	92,260	2,050,054

60	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Norway (continued)
NEL ASA(a)	245,443	$882,716
Nordic Semiconductor ASA(a)	42,472	657,965
Norsk Hydro ASA	341,982	1,524,194
Norwegian Finans Holding ASA(a)	22,005	186,785
Orkla ASA	148,212	1,445,565
Salmar ASA	4,868	294,256
Scatec ASA(c)	37,783	1,440,118
Schibsted ASA, Class A(a)	4,499	170,324
Schibsted ASA, Class B(a)	32,785	1,062,558
SpareBank 1 SMN	55,791	656,215
SpareBank 1 SR-Bank ASA(a)	65,163	719,974
Storebrand ASA(a)	150,575	1,166,510
Subsea 7 SA(a)	62,511	588,059
Telenor ASA	189,230	3,142,789
TGS NOPEC Geophysical Co. ASA	44,447	596,060
Tomra Systems ASA	35,108	1,621,389
Veidekke ASA	25,736	311,133
Yara International ASA	44,308	2,074,764

		34,862,203

Portugal — 0.2%
Banco Comercial Portugues SA, Class R(a)	2,693,605	373,715
EDP - Energias de Portugal SA	681,487	4,282,098
Galp Energia SGPS SA	152,325	1,533,034
Jeronimo Martins SGPS SA	72,255	1,182,871
Navigator Co. SA (The)	44,590	134,022
NOS SGPS SA	60,288	208,013
REN - Redes Energeticas Nacionais SGPS SA	97,484	277,726
Sonae SGPS SA	420,652	337,804

		8,329,283

Singapore — 1.1%
Ascendas REIT	447,112	1,037,680
Ascott Residence Trust	467,253	369,690
CapitaLand China Trust	216,480	225,109
CapitaLand Integrated Commercial Trust	782,594	1,261,963
CapitaLand Ltd.	577,800	1,397,587
CDL Hospitality Trusts	313,300	290,377
City Developments Ltd.	181,700	988,527
ComfortDelGro Corp. Ltd.	599,500	713,744
DBS Group Holdings Ltd.	435,600	8,264,945
ESR-REIT(b)	562,451	167,409
Frasers Centrepoint Trust(b)	242,519	473,306
Frasers Logistics & Commercial Trust	1,185,587	1,286,448
Genting Singapore Ltd.	2,137,000	1,376,788
Golden Agri-Resources Ltd.	2,311,500	315,260
Keppel Corp. Ltd.	363,700	1,373,022
Keppel DC REIT(b)	183,650	412,386
Keppel Infrastructure Trust	2,590,800	1,083,486
Keppel REIT	440,900	405,318
Manulife US Real Estate Investment Trust	414,916	304,963
Mapletree Logistics Trust	1,252,273	1,868,360
Mapletree North Asia Commercial Trust	626,500	462,640
NetLink NBN Trust(b)	1,377,600	991,340
OUE Commercial Real Estate Investment Trust(b)	827,648	243,224
Oversea-Chinese Banking Corp. Ltd.	813,100	6,322,954
Parkway Life REIT(b)	71,500	223,589
SATS Ltd.(a)	166,600	483,317
Sembcorp Industries Ltd.	532,400	661,940
Sembcorp Marine Ltd.(a)(b)	2,640,088	288,458
Silverlake Axis Ltd.(b)	2,893,900	577,864

Security	Shares	Value

Singapore (continued)
Singapore Airlines Ltd.(a)	275,600	$853,527
Singapore Exchange Ltd.	95,200	710,180
Singapore Post Ltd.(b)	251,700	130,867
Singapore Press Holdings Ltd.(b)	295,900	263,101
Singapore Technologies Engineering Ltd.	309,700	865,788
Singapore Telecommunications Ltd.	2,020,300	3,592,727
Soilbuild Business Space REIT	560,028	223,657
Starhill Global REIT	246,600	97,555
Suntec REIT	463,300	558,571
United Overseas Bank Ltd.	267,600	4,714,406
UOL Group Ltd.	108,800	600,117
Venture Corp. Ltd.	61,900	925,398
Wilmar International Ltd.	468,700	1,861,238
Wing Tai Holdings Ltd.	156,500	224,060
Yangzijiang Shipbuilding Holdings Ltd.	494,200	366,805

		49,859,691

Spain — 2.1%
Acciona SA	2,040	306,578
Acerinox SA	47,277	527,270
ACS Actividades de Construccion y Servicios SA	60,368	1,886,333
Aena SME SA(a)(c)	15,630	2,417,285
Almirall SA	24,020	329,172
Amadeus IT Group SA	104,322	6,658,962
Applus Services SA(a)	38,153	382,868
Banco Bilbao Vizcaya Argentaria SA	1,550,077	7,093,971
Banco de Sabadell SA	1,246,102	547,725
Banco Santander SA(a)	3,855,266	11,311,287
Bankia SA	277,233	477,765
Bankinter SA	193,284	1,090,977
Befesa SA(c)	10,274	681,511
CaixaBank SA(a)	924,796	2,344,817
Cellnex Telecom SA(c)	72,680	4,265,721
Cia. de Distribucion Integral Logista Holdings SA	10,661	201,275
Cie. Automotive SA	18,150	478,935
Construcciones y Auxiliar de Ferrocarriles SA	15,307	688,070
Ebro Foods SA	16,428	358,452
Enagas SA	23,187	511,988
Endesa SA	61,839	1,585,205
Faes Farma SA	99,655	444,935
Ferrovial SA	133,148	3,203,687
Fluidra SA	32,145	773,249
Gestamp Automocion SA(c)	35,334	164,411
Grifols SA	71,571	2,112,924
Grupo Catalana Occidente SA	25,563	871,134
Iberdrola SA	1,331,976	18,099,765
Iberdrola SA, New	18,227	247,686
Indra Sistemas SA(a)(b)	23,333	206,085
Industria de Diseno Textil SA	263,251	7,832,481
Inmobiliaria Colonial Socimi SA	80,063	773,285
Mapfre SA	369,794	680,184
Mediaset Espana Comunicacion SA(a)	22,567	116,521
Melia Hotels International SA(a)(b)	24,329	159,609
Merlin Properties Socimi SA	90,356	868,308
Naturgy Energy Group SA	72,096	1,866,531
Neinor Homes SA(a)(c)	9,956	134,261
Pharma Mar SA(b)	5,423	691,782
Prosegur Cia. de Seguridad SA	45,234	125,737
Red Electrica Corp. SA	57,325	1,090,627
Repsol SA	372,541	3,676,018
Sacyr SA	64,397	141,451

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
Siemens Gamesa Renewable Energy SA	73,339	$3,019,584
Solaria Energia y Medio Ambiente SA(a)	32,947	850,180
Tecnicas Reunidas SA(a)	5,462	72,264
Telefonica SA(a)	1,109,074	4,788,709
Zardoya Otis SA	48,518	320,069

		97,477,644

Sweden — 3.6%
AAK AB	46,712	917,076
AF Poyry AB(a)	24,241	665,201
Alfa Laval AB(a)	91,311	2,407,031
Arjo AB, Class B	38,040	283,569
Assa Abloy AB, Class B	245,982	6,115,187
Atlas Copco AB, Class A	154,159	8,427,296
Atlas Copco AB, Class B	92,342	4,354,087
Avanza Bank Holding AB	32,360	885,665
Axfood AB	31,577	761,892
Beijer Ref AB	17,484	729,536
BHG Group AB(a)	41,735	785,548
BillerudKorsnas AB	29,760	533,894
Boliden AB	71,297	2,353,587
Bonava AB, Class B(a)	10,758	114,353
Bravida Holding AB(c)	58,401	705,252
Bure Equity AB	11,553	385,814
Castellum AB	60,215	1,452,871
CELLINK AB, Class B(a)	26,948	887,964
Dios Fastigheter AB	13,578	116,783
Dometic Group AB(a)(c)	65,413	907,320
Electrolux AB, Series B	63,613	1,563,112
Electrolux Professional AB, Class B(a)	104,912	575,404
Elekta AB, Class B	107,791	1,559,179
Embracer Group AB(a)	87,528	1,985,798
Epiroc AB, Class A	186,842	3,600,901
Epiroc AB, Class B	92,547	1,597,525
EQT AB	67,476	2,114,864
Essity AB, Class B	143,672	4,609,963
Evolution Gaming Group AB(c)	27,653	2,707,359
Fabege AB	73,780	1,105,741
Fastighets AB Balder, Class B(a)	17,003	856,013
Fortnox AB	14,463	711,817
Getinge AB, Class B	60,485	1,566,843
Granges AB(a)	18,196	210,343
Hennes & Mauritz AB, Class B(a)	199,602	4,288,883
Hexagon AB, Class B	66,790	5,868,794
Hexpol AB	115,482	1,270,495
Holmen AB, Class B	16,209	745,215
Hufvudstaden AB, Class A	22,667	348,281
Husqvarna AB, Class B	123,657	1,538,560
ICA Gruppen AB	25,498	1,283,386
Industrivarden AB, Class C(a)	45,710	1,462,294
Indutrade AB(a)	44,337	914,357
Intrum AB	16,778	457,991
Investor AB, Class B	107,462	7,925,606
JM AB	11,345	398,615
Kindred Group PLC(a)	34,007	410,261
Kinnevik AB, Class B	64,974	3,204,028
Klovern AB, Class B	108,475	180,736
Kungsleden AB	43,231	444,736
L E Lundbergforetagen AB, Class B(a)	12,414	655,976
Lifco AB, Class B	5,938	548,498
Loomis AB	20,641	531,229

Security	Shares	Value

Sweden (continued)
Lundin Energy AB	53,045	$1,454,343
Millicom International Cellular SA, SDR(a)	28,671	1,076,210
MIPS AB	18,034	1,072,443
Modern Times Group MTG AB, Class B(a)	12,801	194,845
Mycronic AB	15,424	434,362
NCC AB, Class B	26,370	444,114
Nibe Industrier AB, Class B	72,137	2,420,283
Nolato AB, Class B(a)	4,882	454,178
Nordic Entertainment Group AB, Class B(a)	9,203	483,209
Nyfosa AB(a)	41,842	406,840
Pandox AB(a)	18,384	278,500
Peab AB, Class B(a)	35,835	401,128
PowerCell Sweden AB(a)	11,936	541,598
Resurs Holding AB(a)(c)	28,632	155,971
Saab AB, Class B(a)	33,183	934,480
Samhallsbyggnadsbolaget i Norden AB	316,788	1,044,229
Sandvik AB(a)	266,617	6,682,588
Securitas AB, Class B	89,478	1,388,268
Sinch AB(a)(c)	13,153	1,945,189
Skandinaviska Enskilda Banken AB, Class A(a)	329,029	3,608,416
Skanska AB, Class B	87,921	2,286,006
SKF AB, Class B	109,481	3,014,800
SSAB AB, Class B(a)	210,177	813,657
Stillfront Group AB(a)	137,913	1,472,575
Svenska Cellulosa AB SCA, Class B(a)	171,699	3,039,057
Svenska Handelsbanken AB, Class A(a)	332,334	3,343,067
Sweco AB, Class B	41,808	699,096
Swedbank AB, Class A(a)	202,698	3,839,085
Swedish Match AB	39,997	3,101,603
Swedish Orphan Biovitrum AB(a)	55,338	1,050,555
Tele2 AB, Class B	134,387	1,863,226
Telefonaktiebolaget LM Ericsson, Class B	679,144	8,613,064
Telia Co. AB	578,273	2,547,565
Thule Group AB(a)(c)	40,697	1,517,365
Trelleborg AB, Class B(a)	21,538	490,326
Vitrolife AB(a)	15,170	402,807
Volvo AB, Class B(a)	344,236	8,545,415
Wallenstam AB, Class B	61,803	945,902
Wihlborgs Fastigheter AB	50,731	1,048,656

		165,087,750

Switzerland — 8.1%
ABB Ltd., Registered	419,561	12,422,703
Adecco Group AG, Registered	37,551	2,357,068
Alcon Inc.(a)	111,941	8,053,309
Allreal Holding AG, Registered	1,730	377,660
ALSO Holding AG, Registered	1,849	496,752
Bachem Holding AG, Class B, Registered	1,479	592,697
Baloise Holding AG, Registered	11,069	1,857,691
Barry Callebaut AG, Registered	584	1,299,164
Belimo Holding AG	111	857,206
BKW AG	5,949	682,102
Bossard Holding AG, Class A, Registered	946	217,465
Bucher Industries AG, Registered	793	376,354
Burckhardt Compression Holding AG	1,216	421,691
Cembra Money Bank AG	5,339	582,753
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	234	2,033,296
Chocoladefabriken Lindt & Spruengli AG, Registered	16	1,494,604
Cie. Financiere Richemont SA, Class A, Registered	118,839	11,071,691
Clariant AG, Registered	71,910	1,532,614

62	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Coca-Cola HBC AG	43,752	$1,299,536
Conzzeta AG, Registered	424	543,345
Credit Suisse Group AG, Registered	570,378	7,536,863
Daetwyler Holding AG, Bearer	2,230	641,727
DKSH Holding AG	4,878	393,706
dormakaba Holding AG	925	555,769
Dufry AG, Registered(a)	8,758	473,342
Emmi AG, Registered	871	907,618
EMS-Chemie Holding AG, Registered	1,897	1,793,364
Flughafen Zurich AG, Registered(a)	5,177	856,044
Forbo Holding AG, Registered	201	342,983
Galenica AG(c)	4,553	301,452
Geberit AG, Registered	8,624	5,289,180
Georg Fischer AG, Registered	1,022	1,282,095
Givaudan SA, Registered	2,213	8,945,535
Gurit Holding AG, Bearer	125	368,846
Helvetia Holding AG, Registered	8,502	853,449
Huber + Suhner AG, Registered	3,620	298,683
Idorsia Ltd.(a)	30,359	925,513
Inficon Holding AG, Registered	537	584,326
Interroll Holding AG, Registered	147	484,988
Intershop Holding AG	318	214,478
Julius Baer Group Ltd.	53,291	3,234,840
Kardex Holding AG, Registered	1,384	308,040
Kuehne + Nagel International AG, Registered	12,994	2,966,593
LafargeHolcim Ltd., Registered	120,602	6,541,194
Landis+Gyr Group AG(a)	3,943	291,647
Logitech International SA, Registered	37,894	3,955,527
Lonza Group AG, Registered	17,582	11,265,445
Mobilezone Holding AG, Registered	24,578	263,849
Mobimo Holding AG, Registered	1,345	424,848
Nestle SA, Registered	655,642	73,730,245
Novartis AG, Registered	504,517	45,670,812
OC Oerlikon Corp. AG, Registered	97,917	1,010,980
Partners Group Holding AG	4,556	5,400,519
PSP Swiss Property AG, Registered	8,486	1,088,413
Roche Holding AG, NVS	161,217	55,662,996
Schindler Holding AG, Participation Certificates, NVS	10,965	2,902,718
Schindler Holding AG, Registered	5,855	1,545,362
Schweiter Technologies AG, Bearer	212	367,950
SFS Group AG	4,962	629,732
SGS SA, Registered	1,110	3,380,160
Siegfried Holding AG, Registered	713	516,957
Siemens Energy AG(a)	85,900	3,191,326
SIG Combibloc Group AG	55,642	1,327,252
Sika AG, Registered	32,278	8,795,174
Softwareone Holding AG	20,863	654,314
Sonova Holding AG, Registered(a)	14,121	3,419,136
St. Galler Kantonalbank AG, Class A, Registered	574	264,546
Stadler Rail AG(b)	10,722	537,546
Straumann Holding AG, Registered	2,827	3,144,783
Sulzer AG, Registered	5,394	584,512
Swatch Group AG (The), Bearer	8,065	2,329,929
Swiss Life Holding AG, Registered	6,924	3,167,014
Swiss Prime Site AG, Registered	20,363	1,984,568
Swiss Re AG	66,725	5,899,942
Swisscom AG, Registered	5,906	3,222,541
Tecan Group AG, Registered	3,190	1,549,101
Temenos AG, Registered	16,440	2,085,492
UBS Group AG, Registered	845,314	12,234,058

Security	Shares	Value

Switzerland (continued)
Valiant Holding AG, Registered	6,145	$589,909
Valora Holding AG, Registered(a)	816	156,486
VAT Group AG(c)	6,147	1,715,024
Vifor Pharma AG	12,642	1,722,359
Vontobel Holding AG, Registered	6,798	551,344
Zur Rose Group AG(a)	1,485	683,574
Zurich Insurance Group AG	34,254	13,715,462

		376,303,881

United Kingdom — 13.0%
3i Group PLC	243,289	3,713,349
Abcam PLC	57,444	1,307,865
Admiral Group PLC	42,250	1,672,070
Aggreko PLC	81,304	653,133
AJ Bell PLC	86,546	512,222
Anglo American PLC	278,419	9,229,325
Antofagasta PLC	97,716	1,918,826
AO World PLC(a)	104,255	446,668
Ascential PLC(a)	98,583	448,901
Ashmore Group PLC	99,183	614,253
Ashtead Group PLC	110,506	5,604,011
ASOS PLC(a)	14,977	920,142
Associated British Foods PLC(a)	81,323	2,364,112
Assura PLC	533,390	531,027
AstraZeneca PLC	298,281	30,683,098
Auto Trader Group PLC(c)	204,730	1,585,603
Avast PLC(c)	142,648	924,965
AVEVA Group PLC	31,866	1,591,055
Aviva PLC	922,663	4,246,987
B&M European Value Retail SA	215,830	1,586,214
Babcock International Group PLC(a)	103,198	330,188
BAE Systems PLC	719,038	4,562,697
Balfour Beatty PLC(a)	229,344	847,806
Barclays PLC(a)	3,871,029	7,098,582
Barratt Developments PLC(a)	239,338	2,099,473
Beazley PLC	133,716	571,789
Bellway PLC	30,819	1,165,934
Berkeley Group Holdings PLC	29,839	1,716,439
Big Yellow Group PLC	37,644	571,722
Blue Prism Group PLC(a)(b)	25,176	542,430
Bodycote PLC	53,499	516,825
boohoo Group PLC(a)(b)	211,875	986,019
BP PLC	4,467,462	16,655,763
British American Tobacco PLC	515,594	18,815,465
British Land Co. PLC (The)	205,193	1,264,307
Britvic PLC	68,490	700,676
BT Group PLC	1,864,226	3,215,304
Bunzl PLC	74,454	2,402,646
Burberry Group PLC(a)	95,315	2,249,286
Burford Capital Ltd.(a)	55,651	473,422
Cairn Energy PLC	169,824	420,697
Capita PLC(a)	404,278	194,415
Capital & Counties Properties PLC	234,969	451,723
Carnival PLC	35,272	564,274
Centamin PLC	287,696	453,139
Centrica PLC(a)	1,299,735	924,167
Cineworld Group PLC(b)	540,862	572,482
Clinigen Group PLC	40,845	429,076
Close Brothers Group PLC	37,298	722,168
Coats Group PLC(a)	425,950	359,722
Coca-Cola European Partners PLC	52,423	2,436,097

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Compass Group PLC(a)	404,338	$7,276,381
Computacenter PLC	34,265	1,106,680
ConvaTec Group PLC(c)	356,198	979,240
Countryside Properties PLC(c)	145,254	860,084
Cranswick PLC	20,482	960,218
Crest Nicholson Holdings PLC(a)	109,677	487,068
Croda International PLC	28,822	2,487,896
Daily Mail & General Trust PLC, Class A, NVS	59,008	623,929
DCC PLC	22,886	1,733,516
Dechra Pharmaceuticals PLC	26,407	1,307,611
Derwent London PLC	22,290	970,906
Diageo PLC	527,087	21,344,741
Dialog Semiconductor PLC(a)	23,511	1,484,731
Diploma PLC	27,319	869,585
Direct Line Insurance Group PLC	262,508	1,081,068
Dixons Carphone PLC(a)	381,955	576,426
Domino’s Pizza Group PLC	119,299	539,300
Drax Group PLC	177,329	909,747
DS Smith PLC(a)	369,554	1,847,197
Dunelm Group PLC(a)	28,434	451,367
easyJet PLC	78,813	788,318
Electrocomponents PLC	123,423	1,487,226
Elementis PLC(a)	191,202	289,077
Entain PLC(a)	139,687	2,380,464
Essentra PLC(a)	95,812	379,971
Euromoney Institutional Investor PLC	47,083	616,803
Evraz PLC	104,980	722,811
Experian PLC	201,585	7,075,431
Ferguson PLC	51,517	6,014,582
Fevertree Drinks PLC	28,316	949,147
Firstgroup PLC(a)	305,108	300,614
Future PLC	23,985	572,431
G4S PLC(a)	428,348	1,529,928
Games Workshop Group PLC	8,054	1,142,473
GB Group PLC	54,044	635,265
Genus PLC	18,563	1,255,672
GlaxoSmithKline PLC	1,114,937	20,776,098
Glencore PLC(a)	2,293,749	7,761,049
Go-Ahead Group PLC (The)(a)	12,957	175,168
Grainger PLC	176,403	646,287
Great Portland Estates PLC	63,400	567,985
Greatland Gold PLC(a)(b)	2,035,184	684,705
Greggs PLC(a)	43,254	1,231,881
Halma PLC	94,684	3,210,196
Hammerson PLC	772,615	245,717
Hargreaves Lansdown PLC	65,539	1,537,619
Hays PLC(a)	435,902	842,802
Hikma Pharmaceuticals PLC	34,859	1,148,362
Hiscox Ltd.(a)	103,266	1,325,025
HomeServe PLC	72,436	1,038,458
Howden Joinery Group PLC(a)	165,125	1,523,758
HSBC Holdings PLC(a)	4,629,550	24,332,560
Ibstock PLC(a)(c)	128,834	365,152
IG Group Holdings PLC	99,217	1,021,836
IMI PLC	70,403	1,204,600
Imperial Brands PLC	216,546	4,371,206
Inchcape PLC(a)	116,371	1,062,674
Informa PLC(a)	296,219	2,032,213
IntegraFin Holdings PLC	66,506	500,467
InterContinental Hotels Group PLC(a)	42,525	2,640,053

Security	Shares	Value

United Kingdom (continued)
Intermediate Capital Group PLC	74,432	$1,737,570
Intertek Group PLC	36,777	2,786,710
Investec PLC	184,831	483,127
ITM Power PLC(a)	144,646	1,092,453
ITV PLC(a)	870,713	1,266,207
IWG PLC(a)	175,395	754,831
J D Wetherspoon PLC(a)	33,333	526,846
J Sainsbury PLC	442,176	1,483,987
JD Sports Fashion PLC(a)	97,731	1,002,505
JET2 PLC(a)	41,279	747,666
John Laing Group PLC(c)	111,891	487,066
John Wood Group PLC(a)	164,869	663,346
Johnson Matthey PLC	46,670	1,891,856
Jupiter Fund Management PLC	155,904	613,146
Kainos Group PLC	53,464	913,305
KAZ Minerals PLC	73,960	736,324
Keywords Studios PLC(a)	29,428	1,102,399
Kingfisher PLC(a)	512,690	1,955,080
Lancashire Holdings Ltd.	95,218	891,084
Land Securities Group PLC	147,762	1,247,268
Learning Technologies Group PLC	118,231	266,911
Legal & General Group PLC	1,330,604	4,458,333
Lloyds Banking Group PLC(a)	15,028,559	6,810,282
London Stock Exchange Group PLC	72,392	8,634,640
LondonMetric Property PLC	176,728	553,802
M&G PLC	588,227	1,420,838
Man Group PLC	406,069	815,510
Marks & Spencer Group PLC(a)	443,218	861,511
Marshalls PLC(a)	58,051	517,753
Mediclinic International PLC	122,961	488,652
Meggitt PLC(a)	188,863	1,029,088
Melrose Industries PLC(a)	1,160,732	2,685,751
Micro Focus International PLC(a)	155,025	947,530
Mondi PLC	112,415	2,666,712
Moneysupermarket.com Group PLC	131,424	483,663
National Express Group PLC(a)	215,124	739,112
National Grid PLC	786,345	9,178,377
Natwest Group PLC(a)	981,168	1,988,674
Network International Holdings PLC(a)(c)	106,437	501,619
Next PLC(a)	31,758	3,371,060
Ninety One PLC	86,529	278,993
NMC Health PLC(a)(d)	12,146	0	(g)
Ocado Group PLC(a)	107,511	4,099,799
OSB Group PLC(a)	100,696	566,931
Pagegroup PLC(a)	118,373	731,149
Paragon Banking Group PLC	68,027	423,729
Pearson PLC	177,397	1,979,506
Pennon Group PLC	102,964	1,321,715
Persimmon PLC	74,956	2,625,734
Petrofac Ltd.(a)	77,806	127,411
Pets at Home Group PLC	131,402	726,456
Phoenix Group Holdings PLC	121,474	1,125,621
Playtech PLC(a)	83,730	534,648
Plus500 Ltd.	32,323	596,325
Polypipe Group PLC(a)	73,945	521,922
Primary Health Properties PLC	251,141	500,747
Provident Financial PLC(a)	109,693	369,045
Prudential PLC	588,227	9,470,908
QinetiQ Group PLC	127,808	528,624
Quilter PLC(c)	505,100	1,075,779

64	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Rathbone Brothers PLC	13,025	$287,963
Reckitt Benckiser Group PLC	159,696	13,591,877
Redrow PLC(a)	63,949	461,467
RELX PLC	437,259	10,883,049
Renishaw PLC(a)	14,957	1,232,337
Rentokil Initial PLC(a)	456,728	3,120,842
Rightmove PLC(a)	214,834	1,767,700
Rio Tinto PLC	254,580	19,538,545
Rolls-Royce Holdings PLC(a)	1,750,718	2,204,547
Rotork PLC	237,362	1,061,279
Royal Dutch Shell PLC, Class A	932,319	17,129,886
Royal Dutch Shell PLC, Class B	816,014	14,255,643
Royal Mail PLC(a)	249,117	1,384,086
RSA Insurance Group PLC	224,332	2,079,356
RWS Holdings PLC	106,765	862,065
Safestore Holdings PLC	61,899	688,923
Sage Group PLC (The)	194,432	1,574,731
Sanne Group PLC	50,603	384,964
Savills PLC(a)	43,045	622,422
Schroders PLC	29,923	1,404,054
Segro PLC	255,525	3,348,163
Senior PLC(a)	141,206	184,888
Serco Group PLC(a)	310,606	500,313
Severn Trent PLC	53,793	1,707,841
Shaftesbury PLC(a)	99,152	761,790
Signature Aviation PLC(a)	169,695	957,734
Smart Metering Systems PLC	22,844	214,253
Smith & Nephew PLC	204,159	4,321,613
Smiths Group PLC	89,707	1,747,389
Softcat PLC	42,837	888,239
Spectris PLC	29,358	1,223,945
Spirax-Sarco Engineering PLC	17,499	2,662,483
Spirent Communications PLC	135,244	443,864
SSE PLC	222,863	4,541,567
SSP Group PLC	178,927	712,046
St. James’s Place PLC	124,911	2,012,879
Standard Chartered PLC(a)	610,263	3,720,779
Standard Life Aberdeen PLC	576,268	2,390,612
Synthomer PLC	101,600	599,924
Tate & Lyle PLC	112,601	1,065,048
Taylor Wimpey PLC(a)	791,336	1,591,417
Team17 Group PLC(a)	60,011	660,905
Tesco PLC	2,255,893	7,416,115
TP ICAP PLC	140,768	431,065
Trainline PLC(a)(c)	103,308	579,083
Travis Perkins PLC(a)	60,592	1,122,851
Tritax Big Box REIT PLC	253,592	642,141
Tullow Oil PLC(a)	383,437	135,425
Ultra Electronics Holdings PLC	17,445	478,391
Unilever PLC	600,361	34,955,229
UNITE Group PLC (The)(a)	66,880	881,660
United Utilities Group PLC	172,395	2,183,150
Vesuvius PLC	75,202	514,272
Victrex PLC	20,052	645,430
Virgin Money UK PLC(a)	544,727	969,807
Vistry Group PLC(a)	68,382	791,595
Vodafone Group PLC	6,022,352	10,324,136
Weir Group PLC (The)(a)	79,296	2,063,452
WH Smith PLC	51,263	1,077,034
Whitbread PLC(a)	44,552	1,705,053

Security	Shares	Value

United Kingdom (continued)
William Hill PLC(a)	283,554	$1,051,316
Wm Morrison Supermarkets PLC	578,592	1,425,771
Workspace Group PLC	34,867	342,577
WPP PLC	299,037	3,144,663

		601,233,614

Total Common Stocks — 99.2% (Cost: $3,976,461,547)		4,593,258,772

Preferred Stocks

Germany — 0.5%
Fuchs Petrolub SE, Preference Shares, NVS	19,326	1,101,642
Henkel AG & Co. KGaA, Preference Shares, NVS	41,692	4,330,713
Jungheinrich AG, Preference Shares, NVS	9,578	438,456
Porsche Automobil Holding SE, Preference Shares, NVS	41,404	2,892,349
Sartorius AG, Preference Shares, NVS	9,015	4,497,024
Volkswagen AG, Preference Shares, NVS	43,194	8,209,407

		21,469,591

Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	1,543,565	733,233

Total Preferred Stocks — 0.5% (Cost: $18,081,095)		22,202,824

Rights

Spain — 0.0%
ACS Actividades de Construccion y Servicios SA (Expires 02/10/21)(a)	58,664	28,936
Sacyr SA (Expires 02/03/21)(a)	64,397	3,207

		32,143

Sweden — 0.0%
Modern Times Group MTG AB, Class B (Expires 02/10/21)(a)	12,801	23,941

Total Rights — 0.0% (Cost: $35,501)		56,084

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(h)(i)(j)	24,207,294	24,221,819
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(h)(i)	540,000	540,000

		24,761,819

Total Short-Term Investments — 0.6% (Cost: $24,752,251)		24,761,819

Total Investments in Securities — 100.3% (Cost: $4,019,330,394)		4,640,279,499

Other Assets, Less Liabilities — (0.3)%		(12,148,854)

Net Assets — 100.0%		$ 4,628,130,645

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI International Developed Markets ETF

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Rounds to less than 1.
(g)	Rounds to less than $1.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period-end.
(j)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$41,123,631	$—	$(16,884,403	)(a)	$(10,272)	$(7,137)	$24,221,819	24,207,294	$392,448	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	780,000	—	(240,000	)(a)	—	—	540,000	540,000	421		—

					$(10,272)	$(7,137)	$24,761,819		$392,869		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
ASX SPI 200 Index	10	03/18/21	$1,255	$(17,540)
Euro STOXX 50 Index	79	03/19/21	3,338	(72,738)
FTSE 100 Index	24	03/19/21	2,096	(68,306)
TOPIX Index	13	03/11/21	2,240	(4,338)

				$(162,922)

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$162,922

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

66	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI International Developed Markets ETF

For the six months ended January 31, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$1,797,447

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$124,495

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$10,002,131

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$4,592,696,622	$247,686	$314,464	$4,593,258,772
Preferred Stocks	22,202,824	—	—	22,202,824
Rights	56,084	—	—	56,084
Money Market Funds	24,761,819	—	—	24,761,819

	$4,639,717,349	$247,686	$314,464	$4,640,279,499

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(162,922)	$—	$—	$(162,922)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (unaudited) January 31, 2021	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 19.3%
Abacus Property Group	112,999	$236,687
Accent Group Ltd.	50,887	90,580
Adbri Ltd.	86,904	191,363
Afterpay Ltd.(a)	33,485	3,470,904
AGL Energy Ltd.	98,723	868,798
ALS Ltd.	86,777	663,799
Altium Ltd.	18,445	435,030
Alumina Ltd.	470,215	611,509
AMP Ltd.	498,110	567,530
Ampol Ltd.	40,012	803,398
Ansell Ltd.	26,015	734,528
APA Group	178,035	1,337,288
Appen Ltd.	17,111	293,158
ARB Corp. Ltd.	17,087	460,817
Aristocrat Leisure Ltd.	92,776	2,210,925
ASX Ltd.	30,743	1,693,352
Atlas Arteria Ltd.	148,228	719,898
Aurizon Holdings Ltd.	319,605	907,303
AusNet Services	292,582	388,357
Australia & New Zealand Banking Group Ltd.	423,081	7,696,478
Australian Agricultural Co. Ltd.(a)(b)	215,830	182,983
Australian Pharmaceutical Industries Ltd.	168,177	163,873
Bank of Queensland Ltd.	71,171	435,209
Bapcor Ltd.	53,430	308,276
Beach Energy Ltd.	352,918	445,427
Bellevue Gold Ltd.(a)	178,919	137,276
Bendigo & Adelaide Bank Ltd.	83,157	586,980
BHP Group Ltd.	456,687	15,263,125
Blackmores Ltd.(a)	11,818	665,816
BlueScope Steel Ltd.	79,592	1,013,101
Boral Ltd.	203,425	755,417
Brambles Ltd.	240,446	1,949,977
Breville Group Ltd.	14,949	332,734
Brickworks Ltd.	21,983	313,885
BWP Trust	119,975	395,819
BWX Ltd.	28,864	90,577
carsales.com Ltd.	36,573	550,550
Cedar Woods Properties Ltd.	51,400	277,240
Centuria Capital Group	78,440	140,227
Chalice Mining Ltd.(a)	63,233	190,666
Challenger Ltd.	94,261	481,663
Champion Iron Ltd.(a)	58,332	228,699
Charter Hall Group	73,852	771,749
Charter Hall Long Wale REIT	67,438	239,047
Charter Hall Retail REIT	85,817	234,401
CIMIC Group Ltd.(a)	19,659	372,107
Cleanaway Waste Management Ltd.	305,331	520,069
Coca-Cola Amatil Ltd.	87,847	881,600
Cochlear Ltd.	10,033	1,519,858
Coles Group Ltd.	208,741	2,916,451
Commonwealth Bank of Australia	278,111	17,819,421
Computershare Ltd.	74,987	826,760
Corporate Travel Management Ltd.(a)	16,964	216,710
Costa Group Holdings Ltd.	99,237	298,467
Credit Corp. Group Ltd.	17,157	373,586
Cromwell Property Group	425,406	264,378
Crown Resorts Ltd.	58,555	431,293
CSL Ltd.	71,048	14,811,888

Security	Shares	Value

Australia (continued)
CSR Ltd.	101,921	$412,108
De Grey Mining Ltd.(a)	206,119	151,028
Deterra Royalties Ltd.(a)	74,754	247,200
Dexus	138,630	958,339
Domino’s Pizza Enterprises Ltd.	11,705	826,401
Downer EDI Ltd.	109,902	435,103
Eagers Automotive Ltd.	32,167	328,739
Elders Ltd.	14,521	118,543
Evolution Mining Ltd.	253,509	920,008
Flight Centre Travel Group Ltd.(a)	32,331	349,268
Fortescue Metals Group Ltd.	251,968	4,212,497
GDI Property Group	442,208	391,873
Genworth Mortgage Insurance Australia Ltd.	79,319	138,755
Goodman Group	252,425	3,424,140
GPT Group (The)	265,867	881,222
GrainCorp Ltd., Class A	41,091	127,369
Growthpoint Properties Australia Ltd.	51,497	126,435
GUD Holdings Ltd.	20,440	187,093
GWA Group Ltd.	76,458	202,385
Hansen Technologies Ltd.	107,431	318,990
Harvey Norman Holdings Ltd.	111,087	455,136
Healius Ltd.	83,488	248,538
IDP Education Ltd.	11,280	198,882
IGO Ltd.	137,253	676,073
Iluka Resources Ltd.	74,753	369,935
Incitec Pivot Ltd.(a)	303,901	615,564
Insurance Australia Group Ltd.	343,785	1,279,280
InvoCare Ltd.	29,459	252,243
IOOF Holdings Ltd.	97,098	232,435
IPH Ltd.	71,647	347,967
IRESS Ltd.	47,564	364,935
James Hardie Industries PLC(a)	75,618	2,134,479
JB Hi-Fi Ltd.	18,203	723,033
Kogan.com Ltd.	14,871	205,262
Lendlease Corp. Ltd.	103,533	954,023
Link Administration Holdings Ltd.	107,224	393,239
Lynas Rare Earths Ltd.(a)	205,422	753,376
Macquarie Group Ltd.	53,662	5,410,024
Magellan Financial Group Ltd.	20,350	748,201
Mayne Pharma Group Ltd.(a)	498,677	120,522
McMillan Shakespeare Ltd.	16,396	159,512
Medibank Pvt Ltd.	454,414	1,018,056
Mesoblast Ltd.(a)(b)	127,101	232,093
Metcash Ltd.	162,299	425,872
Mineral Resources Ltd.	25,031	659,693
Mirvac Group	548,051	1,000,771
Monadelphous Group Ltd.	30,234	300,634
National Australia Bank Ltd.	489,542	8,841,651
National Storage REIT	153,201	224,508
nearmap Ltd.(a)	163,749	268,862
Netwealth Group Ltd.	9,909	131,222
Newcrest Mining Ltd.	131,022	2,525,229
NEXTDC Ltd.(a)	71,944	640,309
NIB Holdings Ltd.	71,876	304,411
Nine Entertainment Co. Holdings Ltd.	302,474	559,296
Northern Star Resources Ltd.	128,643	1,268,312
NRW Holdings Ltd.	177,099	388,615
Nufarm Ltd./Australia(a)	87,786	326,666
Oil Search Ltd.	336,783	1,002,580
Omni Bridgeway Ltd.	87,868	266,296

68	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Australia (continued)
Orica Ltd.	60,762	$711,416
Origin Energy Ltd.	280,721	1,020,916
Orora Ltd.	182,572	351,597
OZ Minerals Ltd.	52,518	751,491
Pact Group Holdings Ltd.	74,365	136,936
Pendal Group Ltd.	49,371	234,098
Perenti Global Ltd.	182,237	181,768
Pilbara Minerals Ltd.(a)	787,301	561,773
Platinum Asset Management Ltd.	56,737	180,656
PointsBet Holdings Ltd.(a)	14,006	167,747
PolyNovo Ltd.(a)	94,966	191,629
Premier Investments Ltd.	13,647	234,857
Pro Medicus Ltd.	7,544	247,964
Qantas Airways Ltd.(a)	144,431	498,666
QBE Insurance Group Ltd.	205,803	1,267,956
Qube Holdings Ltd.	278,438	608,850
Ramelius Resources Ltd.	124,419	146,055
Ramsay Health Care Ltd.	27,984	1,352,012
REA Group Ltd.	8,351	939,824
Redbubble Ltd.(a)	49,734	255,661
Regis Resources Ltd.	103,983	289,605
Reliance Worldwide Corp. Ltd.	168,286	551,331
Rio Tinto Ltd.	56,801	4,807,373
Sandfire Resources Ltd.	56,310	206,514
Santos Ltd.	317,571	1,586,203
Saracen Mineral Holdings Ltd.(a)	166,772	623,145
Scentre Group	734,340	1,538,143
Seek Ltd.	52,383	1,127,354
Select Harvests Ltd.	63,977	255,740
SG Fleet Group Ltd.	16,374	30,151
Shopping Centres Australasia Property Group	166,093	296,923
Silver Lake Resources Ltd.(a)	138,188	170,170
Sims Ltd.	32,774	307,534
Sonic Healthcare Ltd.	70,650	1,863,068
South32 Ltd.	823,329	1,604,516
Southern Cross Media Group Ltd.(a)	86,920	144,049
Spark Infrastructure Group	268,499	453,213
St. Barbara Ltd.	212,547	360,399
Star Entertainment Grp Ltd. (The)	131,101	347,026
Steadfast Group Ltd.	178,444	547,645
Stockland	374,541	1,278,781
Suncorp Group Ltd.	185,061	1,431,240
Super Retail Group Ltd.	31,833	275,013
Sydney Airport(a)	199,975	877,624
Tabcorp Holdings Ltd.	361,327	1,106,140
Tassal Group Ltd.	118,866	317,376
Technology One Ltd.	83,265	551,328
Telstra Corp. Ltd.	564,169	1,350,519
Temple & Webster Group Ltd.(a)	21,700	190,302
TPG Telecom Ltd.(a)	67,696	384,354
Transurban Group	406,112	4,125,444
Treasury Wine Estates Ltd.	123,906	955,422
United Malt Grp Ltd.	56,654	174,306
Vicinity Centres	608,317	716,432
Vocus Group Ltd.(a)	145,625	460,331
Waypoint REIT	110,414	217,718
Wesfarmers Ltd.	167,496	7,018,003
West African Resources Ltd.(a)	149,344	104,845
Western Areas Ltd.(b)	119,959	215,370
Westpac Banking Corp.	566,142	9,178,291

Security	Shares	Value

Australia (continued)
Whitehaven Coal Ltd.	234,088	$268,508
WiseTech Global Ltd.	26,849	644,365
Woodside Petroleum Ltd.	140,164	2,631,524
Woolworths Group Ltd.	197,071	6,178,144
Worley Ltd.	77,273	677,066
Zip Co. Ltd.(a)	52,634	293,588

		212,348,246

Hong Kong — 8.2%
AIA Group Ltd.	1,902,800	23,006,313
ASM Pacific Technology Ltd.	50,800	740,984
Bank of East Asia Ltd. (The)	202,800	439,923
BOC Hong Kong Holdings Ltd.	603,000	1,804,213
Brightoil Petroleum Holdings Ltd.(a)(c)	804,000	1
Budweiser Brewing Co. APAC Ltd.(d)	241,600	811,685
Champion REIT	346,000	199,019
CITIC Telecom International Holdings Ltd.	651,000	205,698
CK Asset Holdings Ltd.	432,072	2,170,432
CK Hutchison Holdings Ltd.	432,072	2,992,354
CK Infrastructure Holdings Ltd.	89,500	477,289
CLP Holdings Ltd.	259,000	2,428,381
Dah Sing Banking Group Ltd.	207,200	206,295
ESR Cayman Ltd.(a)(d)	136,200	486,563
Futu Holdings Ltd., ADR(a)(b)	4,275	424,978
Galaxy Entertainment Group Ltd.	346,000	2,623,832
Haitong International Securities Group Ltd.	1,036,000	288,600
Hang Lung Properties Ltd.	347,000	926,366
Hang Seng Bank Ltd.(b)	120,900	2,187,593
Henderson Land Development Co. Ltd.	176,970	723,505
HK Electric Investments & HK Electric Investments Ltd.	426,000	420,844
HKBN Ltd.	216,000	313,114
HKT Trust & HKT Ltd.	518,720	683,701
Hong Kong & China Gas Co. Ltd.	1,622,596	2,331,193
Hong Kong Exchanges & Clearing Ltd.	186,400	11,957,332
Hong Kong Television Network Ltd.(a)	171,000	324,187
Hongkong Land Holdings Ltd.	190,300	881,089
Hsin Chong Group Holdings Ltd.(a)(c)	1,002,000	1
Hutchison Telecommunications Hong Kong Holdings Ltd.	352,000	55,838
Hysan Development Co. Ltd.	128,000	466,349
Jardine Matheson Holdings Ltd.	34,600	1,999,880
Jardine Strategic Holdings Ltd.	35,100	912,249
Johnson Electric Holdings Ltd.	86,500	256,024
Kerry Logistics Network Ltd.	173,500	370,546
Kerry Properties Ltd.	106,000	275,463
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	518,750	64,895
Link REIT	328,200	2,865,562
Man Wah Holdings Ltd.	278,000	616,674
Melco International Development Ltd.	173,000	302,990
Melco Resorts & Entertainment Ltd., ADR	33,542	536,337
MTR Corp. Ltd.	259,000	1,508,135
New World Development Co. Ltd.	226,000	1,050,743
NWS Holdings Ltd.	347,000	334,745
Pacific Basin Shipping Ltd.	1,154,000	200,920
Pacific Textiles Holdings Ltd.	176,000	109,406
PCCW Ltd.	681,000	379,414
Power Assets Holdings Ltd.	253,000	1,347,576
Sands China Ltd.	415,200	1,651,943
Shangri-La Asia Ltd.(a)	230,000	195,774
Shun Tak Holdings Ltd.	694,000	203,174
Sino Land Co. Ltd.	346,000	481,928

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
SITC International Holdings Co. Ltd.	176,000	$404,485
SJM Holdings Ltd.	360,000	387,214
Sun Hung Kai & Co. Ltd.	349,000	143,131
Sun Hung Kai Properties Ltd.	173,000	2,365,019
SUNeVision Holdings Ltd.	394,000	357,219
Sunlight REIT	519,000	252,343
Swire Pacific Ltd., Class A	86,500	541,612
Swire Properties Ltd.	193,000	561,289
Techtronic Industries Co. Ltd.	253,000	3,811,062
Television Broadcasts Ltd.	48,500	47,037
Town Health International Medical Group Ltd.(a)(b)(c)	632,000	275
Value Partners Group Ltd.	540,000	358,661
VTech Holdings Ltd.	34,700	277,910
WH Group Ltd.(d)	1,554,000	1,262,624
Wharf Real Estate Investment Co. Ltd.	239,000	1,268,383
Wynn Macau Ltd.(a)	276,800	439,804
Xinyi Glass Holdings Ltd.	352,000	853,460
Yue Yuen Industrial Holdings Ltd.	173,000	377,511

		89,951,089

Japan — 67.7%
Acom Co. Ltd.	120,900	531,200
ADEKA Corp.	34,900	584,361
Advance Residence Investment Corp.	349	1,033,383
Advantest Corp.	34,700	2,747,629
Aeon Co. Ltd.	103,700	3,244,866
AEON Financial Service Co. Ltd.	35,200	422,286
Aeon Mall Co. Ltd.	34,700	560,795
AEON REIT Investment Corp.	347	457,386
AGC Inc.	34,600	1,199,656
Aica Kogyo Co. Ltd.	17,300	563,475
Aida Engineering Ltd.	51,800	489,328
Aiful Corp.(a)	155,400	394,827
Air Water Inc.	34,200	553,041
Aisin Seiki Co. Ltd.	17,300	529,600
Ajinomoto Co. Inc.	69,100	1,632,211
Alfresa Holdings Corp.	34,700	691,050
Alps Alpine Co. Ltd.	46,124	615,016
Amada Co. Ltd.	69,100	775,515
Amano Corp.	17,400	404,191
ANA Holdings Inc.(a)	19,300	409,246
AnGes Inc.(a)	17,300	197,960
Anritsu Corp.(b)	51,700	1,275,525
AOKI Holdings Inc.	34,600	176,478
Aozora Bank Ltd.	19,900	366,086
Argo Graphics Inc.	17,300	519,686
Asahi Group Holdings Ltd.	69,100	2,779,972
Asahi Intecc Co. Ltd.	34,600	1,136,864
Asahi Kasei Corp.	190,000	2,113,329
Asics Corp.	22,900	402,683
Astellas Pharma Inc.	311,100	5,029,244
Autobacs Seven Co. Ltd.	34,900	479,356
Azbil Corp.	17,100	872,191
Bandai Namco Holdings Inc.	34,600	2,954,856
Bank of the Ryukyus Ltd.	52,100	364,767
Benefit One Inc.	17,100	484,768
Benesse Holdings Inc.	17,300	333,293
Bic Camera Inc.	34,700	374,526
BML Inc.	2,500	87,158
Bridgestone Corp.	86,400	3,192,084
Brother Industries Ltd.	51,800	1,150,836

Security	Shares	Value

Japan (continued)
Calbee Inc.	17,300	$511,424
Canon Inc.	155,500	3,407,945
Canon Marketing Japan Inc.	17,600	385,974
Capcom Co. Ltd.	17,300	1,088,944
Casio Computer Co. Ltd.	34,700	613,162
Cawachi Ltd.	17,600	492,218
Central Japan Railway Co.	26,400	3,731,983
Chiba Bank Ltd. (The)	155,400	844,573
Chubu Electric Power Co. Inc.	103,600	1,268,097
Chudenko Corp.	1,000	20,297
Chugai Pharmaceutical Co. Ltd.	103,800	5,425,222
Chugoku Bank Ltd. (The)	34,600	268,683
Chugoku Electric Power Co. Inc. (The)	51,800	637,759
Citizen Watch Co. Ltd.	69,100	209,224
CKD Corp.	17,500	396,986
Coca-Cola Bottlers Japan Holdings Inc.	34,625	524,195
Colowide Co. Ltd.	18,000	326,835
COMSYS Holdings Corp.	17,600	521,133
Concordia Financial Group Ltd.	190,000	687,807
Cosmo Energy Holdings Co. Ltd.	17,300	382,535
CyberAgent Inc.	17,300	1,085,639
Cybozu Inc.	21,700	544,495
Dai Nippon Printing Co. Ltd.	34,600	594,871
Daibiru Corp.	34,900	396,352
Daicel Corp.	34,200	259,697
Daifuku Co. Ltd.	17,300	1,971,336
Dai-ichi Life Holdings Inc.	173,000	2,620,736
Daiichi Sankyo Co. Ltd.	261,200	8,395,224
Daikin Industries Ltd.	37,700	7,959,869
Daikyonishikawa Corp.	52,100	385,668
Daio Paper Corp.	34,900	629,363
Daiseki Co. Ltd.	17,300	547,777
Daito Trust Construction Co. Ltd.	17,300	1,799,484
Daiwa House Industry Co. Ltd.	86,400	2,446,466
Daiwa House REIT Investment Corp.	349	937,711
Daiwa Securities Group Inc.	310,800	1,475,999
Daiwa Securities Living Investments Corp.	347	332,765
DCM Holdings Co. Ltd.	34,700	350,994
DeNA Co. Ltd.	17,600	328,650
Denso Corp.	69,200	3,838,239
Dentsu Group Inc.	34,600	1,095,554
DIC Corp.	17,300	423,845
Disco Corp.	4,200	1,365,968
DMG Mori Co. Ltd.	34,900	546,693
Duskin Co. Ltd.	17,300	456,233
East Japan Railway Co.	51,900	3,415,550
EDION Corp.	34,700	340,056
eGuarantee Inc.	17,100	380,236
Eiken Chemical Co. Ltd.	17,300	380,552
Eisai Co. Ltd.	34,600	2,525,888
Electric Power Development Co. Ltd.	21,700	353,393
ENEOS Holdings Inc.	501,100	2,027,949
EPS Holdings Inc.	34,900	339,350
Euglena Co. Ltd.(a)	17,300	141,117
Fancl Corp.	17,900	657,391
FANUC Corp.	34,200	8,939,137
Fast Retailing Co. Ltd.	9,400	8,064,454
FCC Co. Ltd.	17,600	281,412
Financial Products Group Co. Ltd.	51,800	245,901
Fuji Corp./Aichi	34,700	907,148

70	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Fuji Electric Co. Ltd.	34,600	$1,376,465
Fuji Oil Holdings Inc.	17,600	514,409
FUJIFILM Holdings Corp.	51,900	2,967,910
Fujitec Co. Ltd.	34,900	760,036
Fujitsu Ltd.	34,600	5,294,350
Fukuoka Financial Group Inc.	37,132	664,294
Fukuoka REIT Corp.	521	794,227
Furukawa Electric Co. Ltd.	17,300	465,486
Fuso Chemical Co. Ltd.	3,300	116,782
Future Corp.	17,300	290,000
Glory Ltd.	17,300	334,945
GLP J-REIT	691	1,107,501
GMO internet Inc.	17,600	498,438
GMO Payment Gateway Inc.	6,400	914,504
Godo Steel Ltd.	17,600	323,102
Gunze Ltd.	10,800	344,028
Hachijuni Bank Ltd. (The)	120,900	386,852
Hakuhodo DY Holdings Inc.	51,800	749,083
Hamamatsu Photonics KK	34,600	2,006,037
Hankyu Hanshin Holdings Inc.	34,600	1,115,383
Haseko Corp.	51,800	610,052
Hazama Ando Corp.	69,100	477,849
Heiwa Real Estate REIT Inc.	347	453,077
Heiwado Co. Ltd.	17,600	363,952
Hino Motors Ltd.	51,800	445,788
Hirogin Holdings Inc.	34,600	200,934
Hisamitsu Pharmaceutical Co. Inc.	17,300	1,034,414
Hitachi Construction Machinery Co. Ltd.	17,300	502,335
Hitachi Ltd.	156,200	6,424,349
Hitachi Metals Ltd.	34,600	551,577
Hitachi Transport System Ltd.	17,600	517,771
Hokkaido Electric Power Co. Inc.	51,800	219,183
Hokuetsu Corp.	17,300	73,367
Hokuhoku Financial Group Inc.	34,700	306,581
Hokuriku Electric Power Co.	34,700	226,373
Honda Motor Co. Ltd.	259,200	6,844,247
Hoshino Resorts REIT Inc.	173	846,038
House Foods Group Inc.	17,300	639,486
Hoya Corp.	51,900	6,640,245
Hulic Co. Ltd.	51,800	585,808
Hulic Reit Inc.	349	530,025
Ibiden Co. Ltd.	17,600	817,002
Ichigo Inc.	100,500	276,460
Ichigo Office REIT Investment Corp.	692	530,096
Idemitsu Kosan Co. Ltd.	34,647	812,109
Iida Group Holdings Co. Ltd.	25,800	568,514
Iino Kaiun Kaisha Ltd.	86,400	332,577
Industrial & Infrastructure Fund Investment Corp.	173	310,985
Infomart Corp.	52,200	447,735
Inpex Corp.	172,700	997,980
Invesco Office J-Reit Inc.	4,518	655,508
Invincible Investment Corp.	1,554	517,283
Isetan Mitsukoshi Holdings Ltd.	69,100	423,728
Isuzu Motors Ltd.	86,400	825,254
Ito En Ltd.	17,300	1,079,030
ITOCHU Corp.	207,500	5,940,888
Itoham Yonekyu Holdings Inc.	69,100	467,289
Iyo Bank Ltd. (The)	34,600	198,621
J Front Retailing Co. Ltd.	86,400	713,020
JAC Recruitment Co. Ltd.	21,500	382,172

Security	Shares	Value

Japan (continued)
Japan Airlines Co. Ltd.(a)	19,800	$352,332
Japan Best Rescue System Co. Ltd.	17,300	139,960
Japan Excellent Inc.	347	421,922
Japan Exchange Group Inc.	86,400	2,017,747
Japan Hotel REIT Investment Corp.	864	433,259
Japan Logistics Fund Inc.	176	526,176
Japan Post Bank Co. Ltd.	51,800	447,273
Japan Post Holdings Co. Ltd.	207,200	1,646,398
Japan Post Insurance Co. Ltd.	34,600	678,483
Japan Prime Realty Investment Corp.	173	610,569
Japan Real Estate Investment Corp.	173	1,052,591
Japan Retail Fund Investment Corp.	518	979,646
Japan Securities Finance Co. Ltd.	51,900	257,777
Japan Tobacco Inc.	190,100	3,772,222
JFE Holdings Inc.(a)	69,100	599,951
JGC Holdings Corp.	34,600	389,971
JSP Corp.	17,300	279,424
JSR Corp.	34,700	1,058,947
JTEKT Corp.	17,600	155,499
Kadokawa Corp.	17,800	578,060
Kajima Corp.	69,100	924,677
Kakaku.com Inc.	34,700	1,004,260
Kamei Corp.	34,700	395,738
Kansai Electric Power Co. Inc. (The)	120,900	1,183,653
Kansai Paint Co. Ltd.	34,600	1,019,542
Kao Corp.	77,800	5,645,414
KDDI Corp.	260,200	7,652,283
Keihan Holdings Co. Ltd.	17,300	787,378
Keikyu Corp.	34,600	553,891
Keio Corp.	17,300	1,264,100
Keisei Electric Railway Co. Ltd.	17,300	585,783
Keiyo Co. Ltd.	40,600	285,804
Kewpie Corp.	17,600	405,811
KEY Coffee Inc.	38,400	784,909
Keyence Corp.	29,400	15,764,994
Kikkoman Corp.	23,900	1,684,722
Kinden Corp.	17,300	277,606
Kintetsu Group Holdings Co. Ltd.	34,600	1,450,824
Kirin Holdings Co. Ltd.	120,900	2,593,642
Kitz Corp.	51,800	297,357
Kiyo Bank Ltd. (The)	34,700	448,437
KLab Inc.(a)	5,100	44,426
Kobe Bussan Co. Ltd.	17,300	480,193
Kobe Steel Ltd.(a)	51,800	240,953
Koei Tecmo Holdings Co. Ltd.	11,220	644,082
Kohnan Shoji Co. Ltd.	17,300	471,105
Koito Manufacturing Co. Ltd.	17,300	1,112,078
Kokuyo Co. Ltd.	34,700	451,751
Komatsu Ltd.	138,300	3,781,305
Komori Corp.	34,900	227,011
Konami Holdings Corp.	17,300	1,057,548
Konica Minolta Inc.	69,100	298,986
Konishi Co. Ltd.	34,700	524,336
Kose Corp.	3,100	498,333
Kubota Corp.	155,500	3,414,628
Kuraray Co. Ltd.	51,800	554,143
Kurita Water Industries Ltd.	17,300	701,452
Kyocera Corp.	51,900	3,320,866
KYORIN Holdings Inc.	34,900	654,365
Kyowa Exeo Corp.	17,600	459,437

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Kyowa Kirin Co. Ltd.	34,700	$1,027,461
Kyushu Electric Power Co. Inc.	69,100	639,552
Kyushu Financial Group Inc.	86,400	345,782
Kyushu Railway Co.	17,300	362,706
Lasertec Corp.	17,300	2,321,649
Lawson Inc.	17,300	839,429
Leopalace21 Corp.(a)	120,900	178,991
Lifull Co. Ltd.	51,800	199,887
Lintec Corp.	34,900	792,371
Lion Corp.	34,700	794,459
Lixil Corp.	51,800	1,207,735
M3 Inc.	69,200	5,823,785
Makita Corp.	34,600	1,649,114
Makuake Inc.(a)(b)	5,200	439,563
Mani Inc.	11,700	309,668
Marubeni Corp.	242,100	1,605,521
Maruha Nichiro Corp.	17,300	388,979
Marui Group Co. Ltd.	34,600	617,344
Marusan Securities Co. Ltd.	51,900	255,794
Matsuda Sangyo Co. Ltd.	17,600	301,753
Matsui Securities Co. Ltd.	34,900	271,346
Matsumotokiyoshi Holdings Co. Ltd.	13,000	514,686
Mazda Motor Corp.	86,400	613,989
McDonald’s Holdings Co. Japan Ltd.	17,300	842,734
Mebuki Financial Group Inc.	208,490	404,255
Medipal Holdings Corp.	34,700	709,611
Megmilk Snow Brand Co. Ltd.	17,600	379,418
MEIJI Holdings Co. Ltd.	17,300	1,179,827
Mercari Inc.(a)	17,300	832,819
MINEBEA MITSUMI Inc.	69,100	1,530,569
Ministop Co. Ltd.	34,900	473,689
Mirait Holdings Corp.	34,900	556,693
MISUMI Group Inc.	51,800	1,684,694
Mitsubishi Chemical Holdings Corp.	224,500	1,531,905
Mitsubishi Corp.	207,500	5,247,206
Mitsubishi Electric Corp.	276,300	4,208,036
Mitsubishi Estate Co. Ltd.	190,000	2,998,042
Mitsubishi Gas Chemical Co. Inc.	17,300	394,928
Mitsubishi Heavy Industries Ltd.	34,600	990,790
Mitsubishi Logistics Corp.	17,100	475,132
Mitsubishi Materials Corp.	17,300	366,507
Mitsubishi Motors Corp.(a)	120,900	273,684
Mitsubishi UFJ Financial Group Inc.	1,833,700	8,219,642
Mitsubishi UFJ Lease & Finance Co. Ltd.	69,100	337,926
Mitsui & Co. Ltd.	259,300	4,796,165
Mitsui Chemicals Inc.	34,600	990,460
Mitsui Fudosan Co. Ltd.	155,500	3,146,538
Mitsui Mining & Smelting Co. Ltd.	17,300	600,654
Mitsui OSK Lines Ltd.	17,300	467,635
Mitsuuroko Group Holdings Co. Ltd.	17,300	223,407
Mizuho Financial Group Inc.	363,220	4,782,452
Monex Group Inc.	69,100	356,407
Money Forward Inc.(a)	10,400	427,146
MonotaRO Co. Ltd.	17,500	877,549
Mori Hills REIT Investment Corp.	619	862,030
Mori Trust Sogo REIT Inc.	349	460,689
MOS Food Services Inc.	17,300	513,076
MS&AD Insurance Group Holdings Inc.	69,100	1,982,677
Murata Manufacturing Co. Ltd.	86,800	8,336,348
Nabtesco Corp.	17,300	774,158

Security	Shares	Value

Japan (continued)
Nagase & Co. Ltd.	17,600	$252,161
Nagoya Railroad Co. Ltd.	34,600	879,087
Nakanishi Inc.	17,300	331,145
NEC Corp.	44,000	2,395,530
NEC Networks & System Integration Corp.	17,300	307,680
NET One Systems Co. Ltd.	17,300	576,694
Nexon Co. Ltd.	69,100	2,102,140
NGK Insulators Ltd.	34,700	605,870
NGK Spark Plug Co. Ltd.	34,700	643,654
NHK Spring Co. Ltd.	34,700	235,985
Nichicon Corp.	34,700	470,643
Nichi-Iko Pharmaceutical Co. Ltd.	34,900	338,016
Nichirei Corp.	17,300	502,335
Nidec Corp.	69,400	9,180,859
Nihon M&A Center Inc.	34,600	2,009,341
Nihon Parkerizing Co. Ltd.	34,700	337,073
Nihon Unisys Ltd.	18,000	684,273
Nikkiso Co. Ltd.	17,600	168,948
Nikkon Holdings Co. Ltd.	34,900	702,034
Nikon Corp.	51,800	411,649
Nintendo Co. Ltd.	18,000	10,415,397
Nippon Building Fund Inc.	233	1,406,524
Nippon Electric Glass Co. Ltd.	16,900	370,462
Nippon Express Co. Ltd.	17,300	1,174,870
Nippon Light Metal Holdings Co. Ltd.	16,810	303,140
Nippon Paint Holdings Co. Ltd.	17,300	1,556,579
Nippon Paper Industries Co. Ltd.	17,600	214,673
Nippon Parking Development Co. Ltd.	345,400	465,174
Nippon Prologis REIT Inc.	347	1,131,864
Nippon Sanso Holdings Corp.	34,700	667,518
Nippon Sheet Glass Co. Ltd.(a)	51,800	231,058
Nippon Signal Co. Ltd.	34,700	308,238
Nippon Steel Corp.(a)	120,928	1,394,146
Nippon Suisan Kaisha Ltd.	69,100	288,425
Nippon Telegraph & Telephone Corp.	207,500	5,188,739
Nippon Yusen KK	34,700	797,442
Nipro Corp.	34,600	408,147
Nishimatsuya Chain Co. Ltd.	41,200	553,688
Nishi-Nippon Financial Holdings Inc.	51,800	311,705
Nissan Chemical Corp.	17,300	984,842
Nissan Motor Co. Ltd.(a)	327,900	1,666,513
Nissan Shatai Co. Ltd.	39,800	312,485
Nisshin Seifun Group Inc.	52,200	878,518
Nisshinbo Holdings Inc.	34,700	257,860
Nissin Electric Co. Ltd.	17,600	231,316
Nissin Foods Holdings Co. Ltd.	17,300	1,495,439
Nitori Holdings Co. Ltd.	17,100	3,395,664
Nitto Denko Corp.	34,200	3,093,500
Nitto Kohki Co. Ltd.	17,600	285,783
Nomura Holdings Inc.	500,900	2,639,539
Nomura Real Estate Holdings Inc.	20,100	448,096
Nomura Real Estate Master Fund Inc.	691	1,048,760
Nomura Research Institute Ltd.	59,810	2,019,469
North Pacific Bank Ltd.	169,700	343,631
NSD Co. Ltd.	35,000	670,615
NSK Ltd.	69,100	625,032
NTT Data Corp.	103,600	1,486,291
Obayashi Corp.	120,900	1,011,590
Obic Co. Ltd.	12,000	2,253,403
Odakyu Electric Railway Co. Ltd.	51,800	1,501,629

72	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Oji Holdings Corp.	155,400	$938,085
Okabe Co. Ltd.	52,100	384,673
Olympus Corp.	190,100	3,430,861
Omron Corp.	34,600	3,053,670
Ono Pharmaceutical Co. Ltd.	69,100	2,062,539
Orient Corp.	254,700	289,501
Oriental Land Co. Ltd.	34,600	5,403,410
ORIX Corp.	207,400	3,318,162
Orix JREIT Inc.	518	866,838
Osaka Gas Co. Ltd.	69,100	1,275,804
OSG Corp.	17,600	315,369
Otsuka Corp.	17,300	870,825
Otsuka Holdings Co. Ltd.	69,100	2,944,975
Outsourcing Inc.	34,600	433,925
Pan Pacific International Holdings Corp.	69,100	1,551,029
Panasonic Corp.	345,900	4,465,197
Park24 Co. Ltd.(a)	17,600	334,870
Penta-Ocean Construction Co. Ltd.	69,100	565,631
PeptiDream Inc.(a)	17,300	1,009,628
Persol Holdings Co. Ltd.	34,700	649,289
Pigeon Corp.	17,300	778,289
Proto Corp.	18,700	183,258
Raiznext Corp.	17,400	192,124
Rakus Co. Ltd.	17,100	310,330
Rakuten Inc.(a)	155,200	1,525,391
Recruit Holdings Co. Ltd.	207,500	9,002,006
Relia Inc.	41,100	563,336
Relo Group Inc.	19,500	485,009
Renesas Electronics Corp.(a)	138,200	1,584,030
Rengo Co. Ltd.	34,600	287,521
Resona Holdings Inc.	287,100	995,437
Ricoh Co. Ltd.	120,900	912,279
Ringer Hut Co. Ltd.(b)	34,900	796,705
Rohm Co. Ltd.	17,300	1,753,216
Rohto Pharmaceutical Co. Ltd.	17,400	508,563
Round One Corp.	39,100	339,107
Royal Holdings Co. Ltd.(a)	34,900	616,363
Ryohin Keikaku Co. Ltd.	35,800	855,206
Saizeriya Co. Ltd.	17,300	352,296
Sakata Seed Corp.	17,300	610,569
San ju San Financial Group Inc.	17,600	210,134
Sanrio Co. Ltd.	17,300	256,951
Santen Pharmaceutical Co. Ltd.	69,100	1,142,481
Sanwa Holdings Corp.	51,800	589,766
SBI Holdings Inc.	51,900	1,292,853
Secom Co. Ltd.	34,600	3,131,995
Sega Sammy Holdings Inc.	34,700	552,509
Seibu Holdings Inc.	69,400	637,689
Seikagaku Corp.	52,100	509,579
Seiko Epson Corp.	51,800	877,228
Seino Holdings Co. Ltd.	34,700	448,105
Sekisui Chemical Co. Ltd.	51,800	932,148
Sekisui House Ltd.	103,600	1,997,883
Sekisui House Reit Inc.	1,212	876,340
Senshu Ikeda Holdings Inc.	117,700	167,508
Seven & i Holdings Co. Ltd.	121,000	4,577,879
Seven Bank Ltd.	117,500	258,131
SG Holdings Co. Ltd.	50,800	1,305,724
Sharp Corp.	34,300	712,242
Shikoku Electric Power Co. Inc.	34,700	235,653

Security	Shares	Value

Japan (continued)
Shimadzu Corp.	34,600	$1,316,978
Shimano Inc.	13,300	3,125,713
Shimizu Corp.	104,200	733,515
Shin-Etsu Chemical Co. Ltd.	52,900	9,183,414
Shin-Etsu Polymer Co. Ltd.	69,100	642,192
Shinko Electric Industries Co. Ltd.	34,700	871,684
Shinsei Bank Ltd.	34,700	426,230
Shionogi & Co. Ltd.	51,900	2,815,722
Shiseido Co. Ltd.	69,200	4,487,309
Shizuoka Bank Ltd. (The)	121,500	881,991
Showa Denko KK	17,300	412,609
Sinfonia Technology Co. Ltd.	200	2,743
SKY Perfect JSAT Holdings Inc.	29,100	127,857
SMC Corp.	9,200	5,567,716
Sodick Co. Ltd.	34,900	311,348
Softbank Corp.	451,100	5,933,088
SoftBank Group Corp.	246,700	19,105,436
Sohgo Security Services Co. Ltd.	17,300	850,996
Sojitz Corp.	253,000	584,803
Sompo Holdings Inc.	51,800	2,061,709
Sony Corp.	205,200	19,697,789
Square Enix Holdings Co. Ltd.	17,300	994,756
Stanley Electric Co. Ltd.	34,600	1,080,682
Star Micronics Co. Ltd.	17,600	266,786
Subaru Corp.	103,600	1,985,019
SUMCO Corp.	34,200	720,619
Sumitomo Chemical Co. Ltd.	311,200	1,465,415
Sumitomo Corp.	172,700	2,287,931
Sumitomo Dainippon Pharma Co. Ltd.	34,600	560,831
Sumitomo Electric Industries Ltd.	103,800	1,380,596
Sumitomo Forestry Co. Ltd.	34,700	671,827
Sumitomo Heavy Industries Ltd.	17,300	479,532
Sumitomo Metal Mining Co. Ltd.	34,600	1,501,718
Sumitomo Mitsui Construction Co. Ltd.	74,300	308,711
Sumitomo Mitsui Financial Group Inc.	207,500	6,431,420
Sumitomo Mitsui Trust Holdings Inc.	51,800	1,549,621
Sumitomo Realty & Development Co. Ltd.	51,800	1,562,980
Sundrug Co. Ltd.	17,300	686,580
Suntory Beverage & Food Ltd.	17,300	603,959
Suzuken Co. Ltd.	17,300	669,230
Suzuki Motor Corp.	68,400	3,075,860
Sysmex Corp.	34,200	3,996,724
Systena Corp.	17,300	326,022
T&D Holdings Inc.	86,400	1,001,033
Taiheiyo Cement Corp.	19,400	482,151
Taisei Corp.	34,600	1,118,688
Taiyo Yuden Co. Ltd.	17,400	1,020,450
Takara Bio Inc.	17,600	487,848
Takara Holdings Inc.	51,800	602,630
Takasago Thermal Engineering Co. Ltd.	17,600	265,610
Takashimaya Co. Ltd.	39,600	375,216
Takeda Pharmaceutical Co. Ltd.	242,100	8,551,371
Takeuchi Manufacturing Co. Ltd.	17,600	399,927
Tatsuta Electric Wire and Cable Co. Ltd.	51,900	340,068
TBS Holdings Inc.	17,600	342,435
TDK Corp.	17,300	2,789,283
TechMatrix Corp.	17,100	311,310
Teijin Ltd.	34,700	634,043
Terumo Corp.	103,700	4,026,367
THK Co. Ltd.	34,600	1,097,206

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
TIS Inc.	51,800	$1,152,815
Tobu Railway Co. Ltd.	34,600	973,936
Tocalo Co. Ltd.	51,800	705,543
Toda Corp.	34,600	243,567
Toho Co. Ltd.	17,500	676,131
Toho Gas Co. Ltd.	17,300	1,016,238
Toho Holdings Co. Ltd.	17,600	331,172
Tohoku Electric Power Co. Inc.	69,700	597,172
Tokai Rika Co. Ltd.	17,600	287,632
Tokai Tokyo Financial Holdings Inc.	138,200	407,888
Tokio Marine Holdings Inc.	103,800	5,089,120
Tokuyama Corp.	17,300	431,612
Tokyo Electric Power Co. Holdings Inc.(a)	242,100	927,285
Tokyo Electron Ltd.	24,300	9,240,011
Tokyo Gas Co. Ltd.	69,100	1,511,098
Tokyo Seimitsu Co. Ltd.	17,300	798,945
Tokyo Steel Manufacturing Co. Ltd.	34,700	244,271
Tokyo Tatemono Co. Ltd.	51,800	698,121
Tokyu Construction Co. Ltd.	51,800	258,765
Tokyu Corp.	86,400	1,013,412
Tokyu Fudosan Holdings Corp.	86,400	487,725
Tokyu REIT Inc.	349	551,693
TOMONY Holdings Inc.	86,400	249,227
Topcon Corp.	36,400	438,420
Topre Corp.	17,600	243,419
Toray Industries Inc.	224,800	1,462,665
Toshiba Corp.	69,100	2,253,942
Tosoh Corp.	54,298	932,497
TOTO Ltd.	17,300	956,751
Toyo Construction Co. Ltd.	69,100	339,246
Toyo Gosei Co. Ltd.	2,700	331,133
Toyo Seikan Group Holdings Ltd.	34,700	370,880
Toyo Suisan Kaisha Ltd.	17,300	852,648
Toyo Tire Corp.	17,600	267,123
Toyobo Co. Ltd.	17,600	220,053
Toyoda Gosei Co. Ltd.	17,600	463,472
Toyota Boshoku Corp.	17,600	283,933
Toyota Industries Corp.	17,500	1,375,663
Toyota Motor Corp.	328,700	22,919,051
Toyota Tsusho Corp.	34,600	1,350,026
Trend Micro Inc.(a)	17,300	948,488
TS Tech Co. Ltd.	17,300	499,031
Tsukui Holdings Corp.	34,700	185,937
Tsumura & Co.	17,300	562,649
Tsuruha Holdings Inc.	6,300	837,633
Ube Industries Ltd.	17,600	333,693
Unicharm Corp.	69,100	3,102,058
UNITED Inc./Japan	1,400	17,250
United Super Markets Holdings Inc.	34,600	376,421
United Urban Investment Corp.	518	704,058
Ushio Inc.	34,700	448,437
USS Co. Ltd.	51,800	1,019,227
UT Group Co. Ltd.(a)	4,100	125,904
Uzabase Inc.(a)	200	6,973
Valor Holdings Co. Ltd.	800	18,935
VT Holdings Co. Ltd.	69,200	279,589
Wacom Co. Ltd.	51,800	463,105
Wakita & Co. Ltd.	34,900	331,016
Welcia Holdings Co. Ltd.	17,300	588,261
West Japan Railway Co.	17,300	918,745

Security	Shares	Value

Japan (continued)
Yahagi Construction Co. Ltd.	10,700	$87,076
Yakult Honsha Co. Ltd.	17,300	882,392
Yamada Holdings Co. Ltd.	86,400	439,861
Yamaguchi Financial Group Inc.	34,600	196,638
Yamaha Corp.	17,900	1,007,030
Yamaha Motor Co. Ltd.	51,800	1,137,972
Yamato Holdings Co. Ltd.	51,800	1,286,898
Yaskawa Electric Corp.	34,600	1,771,393
Yokogawa Electric Corp.	51,800	1,115,708
Yokohama Rubber Co. Ltd. (The)	3,700	58,030
Yoshinoya Holdings Co. Ltd.	17,400	365,301
Z Holdings Corp.	432,900	2,689,318
Zensho Holdings Co. Ltd.	18,000	496,700
Zeon Corp.	17,300	277,606
Zojirushi Corp.	17,300	287,851
ZOZO Inc.	34,600	969,309

		742,446,594

New Zealand — 1.2%
a2 Milk Co. Ltd. (The)(a)	115,351	959,360
Air New Zealand Ltd.(a)	95,615	109,566
Argosy Property Ltd.	149,837	166,841
Auckland International Airport Ltd.(a)	195,978	1,052,248
Chorus Ltd.	69,434	421,846
Contact Energy Ltd.	113,218	666,641
Fisher & Paykel Healthcare Corp. Ltd.	89,836	2,242,760
Fletcher Building Ltd.(a)	129,352	579,853
Goodman Property Trust	170,479	277,673
Infratil Ltd.	110,493	573,353
Kiwi Property Group Ltd.	246,439	229,115
Mercury NZ Ltd.	114,708	589,024
Meridian Energy Ltd.	209,350	1,078,781
Napier Port Holdings Ltd.	19,880	48,284
Precinct Properties New Zealand Ltd.	155,571	193,407
Pushpay Holdings Ltd.(a)	110,933	131,916
Ryman Healthcare Ltd.	62,701	703,135
SKYCITY Entertainment Group Ltd.	109,652	241,030
Spark New Zealand Ltd.	257,760	891,685
Summerset Group Holdings Ltd.	33,776	296,246
Xero Ltd.(a)	14,193	1,414,448
Z Energy Ltd.(a)	80,624	171,412

		13,038,624

Singapore — 3.1%
ARA LOGOS Logistics Trust	349,102	184,139
Ascendas REIT	466,715	1,083,176
Ascott Residence Trust(b)	517,130	409,153
CapitaLand China Trust(b)	252,735	262,809
CapitaLand Integrated Commercial Trust	630,530	1,016,754
CapitaLand Ltd.	411,800	996,065
CDL Hospitality Trusts(b)	305,300	282,962
City Developments Ltd.	86,400	470,054
ComfortDelGro Corp. Ltd.	380,200	452,653
COSCO Shipping International Singapore Co. Ltd.(a)	552,600	112,427
DBS Group Holdings Ltd.	279,200	5,297,458
ESR-REIT	1,585,082	471,786
Far East Hospitality Trust(b)	328,200	145,911
First Resources Ltd.	87,000	101,613
Fortune REIT	173,000	154,619
Frasers Centrepoint Trust(b)	222,767	434,757
Frasers Logistics & Commercial Trust	372,683	404,388

74	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Singapore (continued)
Genting Singapore Ltd.	1,002,700	$646,001
Golden Agri-Resources Ltd.	757,800	103,355
Hutchison Port Holdings Trust, Class U	814,800	167,034
Keppel Corp. Ltd.	235,500	889,048
Keppel Infrastructure Trust	583,700	244,106
Keppel REIT	265,300	243,890
Mapletree Commercial Trust	364,195	568,068
Mapletree Industrial Trust	237,200	512,971
Mapletree Logistics Trust	454,836	678,604
Mapletree North Asia Commercial Trust	399,500	295,012
Medtecs International Corp. Ltd.(b)	153,900	120,606
OUE Commercial Real Estate Investment Trust	802,230	235,754
Oversea-Chinese Banking Corp. Ltd.	518,175	4,029,513
Raffles Medical Group Ltd.	219,000	154,295
SATS Ltd.(a)	110,000	319,117
Sembcorp Industries Ltd.	186,000	231,256
Sembcorp Marine Ltd.(a)(b)	1,720,308	187,962
Sheng Siong Group Ltd.	105,800	129,151
SIA Engineering Co. Ltd.	25,500	36,508
Silverlake Axis Ltd.	1,245,500	248,706
Singapore Airlines Ltd.(a)	175,100	542,281
Singapore Exchange Ltd.	128,100	955,610
Singapore Post Ltd.(b)	173,000	89,948
Singapore Press Holdings Ltd.	214,500	190,724
Singapore Technologies Engineering Ltd.(b)	338,700	946,859
Singapore Telecommunications Ltd.	1,229,000	2,185,547
Soilbuild Business Space REIT	596,048	238,042
Starhill Global REIT	328,400	129,915
Suntec REIT	317,300	382,548
United Overseas Bank Ltd.	188,400	3,319,111
UOL Group Ltd.	86,400	476,564
Venture Corp. Ltd.	34,800	520,256
Wilmar International Ltd.	277,200	1,100,779
Wing Tai Holdings Ltd.(b)	134,600	192,706
Yangzijiang Shipbuilding Holdings Ltd.	441,000	327,319
Yanlord Land Group Ltd.	203,300	168,510
Yoma Strategic Holdings Ltd.(a)(b)	820,433	170,009

		34,258,409

Total Common Stocks — 99.5% (Cost: $916,271,244)		1,092,042,962

Security	Shares	Value

Warrants

Singapore — 0.0%
Ezion Holdings Ltd. (Expires 04/16/23)(a)(b)(c)	341,183	$2

Total Warrants — 0.0% (Cost: $0)		2

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(e)(f)(g)	7,386,956	7,391,388
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	90,000	90,000

		7,481,388

Total Short-Term Investments — 0.7% (Cost: $7,480,252)		7,481,388

Total Investments in Securities — 100.2% (Cost: $923,751,496)		1,099,524,352

Other Assets, Less Liabilities — (0.2)%		(2,171,528)

Net Assets — 100.0%		$1,097,352,824

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI Pacific ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$5,055,965	$2,339,846	(a)	$—		$(3,538)	$(885)	$7,391,388	7,386,956	$67,190	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	98,000	—		(8,000	)(a)	—	—	90,000	90,000	73		—

						$(3,538)	$(885)	$7,481,388		$67,263		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
ASX SPI 200 Index	11	03/18/21	$1,380	$(16,479)
TOPIX Index	21	03/11/21	3,619	26,078

				$9,599

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments

Futures contracts
Unrealized appreciation on futures contracts(a)	$26,078

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$16,479

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended January 31, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:

Futures contracts	$895,150

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$128,043

Average Quarterly Balances of Outstanding Derivative Financial Instruments

76	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI Pacific ETF

Futures contracts:
Average notional value of contracts — long	$4,768,695

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,092,042,685	$—	$277	$1,092,042,962
Warrants	—	—	2	2
Money Market Funds	7,481,388	—	—	7,481,388

	$1,099,524,073	$—	$279	$1,099,524,352

Derivative financial instruments(a)
Assets
Futures Contracts	$26,078	$—	$—	$26,078
Liabilities
Futures Contracts	(16,479)	—	—	(16,479)

	$9,599	$—	$—	$9,599

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	77

Consolidated Schedule of Investments (unaudited) January 31, 2021	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.0%
Arcos Dorados Holdings Inc., Class A	127,868	$631,668
Banco BBVA Argentina SA, ADR(a)(b)	66,948	180,090
Banco Macro SA, ADR(a)	37,823	503,803
Central Puerto SA, ADR(a)	93,101	213,201
Globant SA(a)	31,711	6,088,512
Grupo Financiero Galicia SA, ADR	91,930	685,798
Loma Negra Cia Industrial Argentina SA, ADR	102,825	527,492
Pampa Energia SA, ADR(a)	51,256	646,338
Telecom Argentina SA, ADR	102,971	667,252
Transportadora de Gas del Sur SA, Class B(a)	84,526	424,321
YPF SA, ADR(a)	169,259	617,795

		11,186,270

Australia — 4.8%
Abacus Property Group	479,357	1,004,058
Adbri Ltd.	469,849	1,034,611
Afterpay Ltd.(a)	188,623	19,551,809
AGL Energy Ltd.	483,774	4,257,385
ALS Ltd.	442,226	3,382,800
Altium Ltd.	106,593	2,514,024
Alumina Ltd.	2,163,017	2,812,980
AMP Ltd.	2,862,585	3,261,533
Ampol Ltd.	229,951	4,617,171
Ansell Ltd.	120,560	3,403,988
APA Group	1,025,960	7,706,374
Appen Ltd.	106,875	1,831,057
ARB Corp. Ltd.	80,834	2,179,999
Aristocrat Leisure Ltd.	503,332	11,994,798
ASX Ltd.	162,540	8,952,847
Atlas Arteria Ltd.	844,087	4,099,471
Aurizon Holdings Ltd.	1,591,592	4,518,252
AusNet Services	1,437,408	1,907,933
Austal Ltd.	313,741	618,645
Australia & New Zealand Banking Group Ltd.	2,405,934	43,767,547
Bank of Queensland Ltd.	348,194	2,129,200
Bapcor Ltd.	347,168	2,003,062
Beach Energy Ltd.	1,495,575	1,887,605
Bega Cheese Ltd.	290,345	1,247,496
Bendigo & Adelaide Bank Ltd.	419,603	2,961,852
BHP Group Ltd.	2,491,970	83,285,160
BHP Group PLC	1,837,106	50,744,394
Bingo Industries Ltd.(b)	475,116	1,177,441
Blackmores Ltd.(a)	11,974	674,605
BlueScope Steel Ltd.	463,265	5,896,751
Boral Ltd.	1,091,282	4,052,465
Brambles Ltd.	1,268,009	10,283,342
Bravura Solutions Ltd.	258,198	600,250
Breville Group Ltd.	103,748	2,309,215
Brickworks Ltd.	77,893	1,112,197
BWP Trust	607,626	2,004,665
BWX Ltd.	177,966	558,467
carsales.com Ltd.	219,769	3,308,281
Centuria Capital Group	420,383	751,516
Chalice Mining Ltd.(a)	347,313	1,047,250
Challenger Ltd.	490,627	2,507,048
Charter Hall Group	442,900	4,628,281
Charter Hall Long Wale REIT	545,880	1,934,978
Charter Hall Retail REIT	572,927	1,564,899
CIMIC Group Ltd.(a)	85,836	1,624,709

Security	Shares	Value

Australia (continued)
Cleanaway Waste Management Ltd.	1,821,097	$3,101,866
Clinuvel Pharmaceuticals Ltd.(b)	38,054	638,245
Coca-Cola Amatil Ltd.	481,010	4,827,239
Cochlear Ltd.	57,919	8,773,909
Codan Ltd./Australia	104,320	958,874
Coles Group Ltd.	1,154,598	16,131,609
Collins Foods Ltd.	134,976	999,357
Commonwealth Bank of Australia	1,513,396	96,967,904
Computershare Ltd.	436,002	4,807,089
Cooper Energy Ltd.(a)(b)	1,725,357	430,229
Corporate Travel Management Ltd.(a)	109,467	1,398,410
Costa Group Holdings Ltd.	410,552	1,234,785
Credit Corp. Group Ltd.	63,244	1,377,110
Cromwell Property Group	1,836,739	1,141,483
Crown Resorts Ltd.	277,548	2,044,308
CSL Ltd.	389,042	81,106,384
CSR Ltd.	571,411	2,310,448
Deterra Royalties Ltd.(a)	499,594	1,652,081
Dexus	963,405	6,659,945
Domain Holdings Australia Ltd.	421,487	1,613,696
Domino’s Pizza Enterprises Ltd.	55,142	3,893,155
Downer EDI Ltd.	561,033	2,221,135
Eagers Automotive Ltd.	160,475	1,640,018
Elders Ltd.	348,313	2,843,467
Emeco Holdings Ltd.(a)	375,991	323,097
EML Payments Ltd.(a)	346,037	1,022,163
Evolution Mining Ltd.	1,439,540	5,224,224
Flight Centre Travel Group Ltd.(a)	119,659	1,292,662
Fortescue Metals Group Ltd.	1,478,170	24,712,607
G8 Education Ltd.	726,635	632,775
Gold Road Resources Ltd.(a)	811,553	750,310
Goodman Group	1,458,072	19,778,720
GPT Group (The)	1,688,779	5,597,492
GrainCorp Ltd., Class A	528,220	1,637,318
Growthpoint Properties Australia Ltd.	357,115	876,789
GUD Holdings Ltd.	150,816	1,380,463
GWA Group Ltd.	296,704	785,379
Harvey Norman Holdings Ltd.	527,545	2,161,413
Healius Ltd.	597,482	1,778,662
HUB24 Ltd.(b)	61,783	1,159,004
IDP Education Ltd.	137,550	2,425,200
IGO Ltd.	492,616	2,426,501
Iluka Resources Ltd.	403,115	1,994,921
Incitec Pivot Ltd.(a)	1,446,886	2,930,726
Inghams Group Ltd.	326,378	823,861
Insurance Australia Group Ltd.	1,911,424	7,112,720
InvoCare Ltd.	152,023	1,301,699
IOOF Holdings Ltd.	496,571	1,188,702
IPH Ltd.	210,293	1,021,329
IRESS Ltd.	184,557	1,416,014
James Hardie Industries PLC(a)	395,017	11,150,196
JB Hi-Fi Ltd.	109,205	4,337,681
Jumbo Interactive Ltd.	55,258	594,826
Kogan.com Ltd.	82,517	1,138,968
Lendlease Corp. Ltd.	569,912	5,251,553
Link Administration Holdings Ltd.	496,070	1,819,315
Lynas Rare Earths Ltd.(a)	828,304	3,037,768
Macquarie Group Ltd.	289,550	29,191,464
Magellan Financial Group Ltd.	114,758	4,219,264
Mayne Pharma Group Ltd.(a)	1,242,553	300,305

78	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Australia (continued)
McMillan Shakespeare Ltd.	92,481	$899,723
Medibank Pvt Ltd.	2,327,063	5,213,483
Megaport Ltd.(a)	152,347	1,575,654
Mesoblast Ltd.(a)(b)	742,482	1,355,813
Metcash Ltd.	887,081	2,327,696
Mineral Resources Ltd.	146,985	3,873,796
Mirvac Group	3,521,216	6,429,935
Monadelphous Group Ltd.	111,418	1,107,892
Nanosonics Ltd.(a)	238,447	1,251,368
National Australia Bank Ltd.	2,775,800	50,133,910
National Storage REIT	1,261,945	1,849,314
nearmap Ltd.(a)	470,324	772,232
Netwealth Group Ltd.	112,329	1,487,543
New Hope Corp. Ltd.	354,057	365,370
Newcrest Mining Ltd.	678,327	13,073,615
NEXTDC Ltd.(a)	412,952	3,675,314
NIB Holdings Ltd.	427,761	1,811,662
Nine Entertainment Co. Holdings Ltd.	1,407,861	2,603,237
Northern Star Resources Ltd.	660,156	6,508,586
NRW Holdings Ltd.	442,859	971,781
Nufarm Ltd./Australia(a)	271,691	1,011,006
Oil Search Ltd.	1,610,284	4,793,703
Omni Bridgeway Ltd.	299,540	907,797
oOh!media Ltd.	577,102	701,809
Orica Ltd.	346,046	4,051,588
Origin Energy Ltd.	1,490,509	5,420,632
Orocobre Ltd.(a)(b)	269,806	1,035,043
Orora Ltd.	811,241	1,562,286
OZ Minerals Ltd.	320,632	4,587,992
Pact Group Holdings Ltd.	223,033	410,693
Pendal Group Ltd.	262,815	1,246,165
Perenti Global Ltd.	684,311	682,549
Perpetual Ltd.	50,944	1,261,331
Perseus Mining Ltd.(a)	1,455,965	1,318,165
Platinum Asset Management Ltd.	309,330	984,934
PointsBet Holdings Ltd.(a)	148,918	1,783,557
PolyNovo Ltd.(a)	674,816	1,361,689
Premier Investments Ltd.	105,680	1,818,691
Pro Medicus Ltd.	48,548	1,595,724
Qantas Airways Ltd.(a)	679,261	2,345,234
QBE Insurance Group Ltd.	1,280,799	7,891,026
Qube Holdings Ltd.	1,298,911	2,840,280
Ramelius Resources Ltd.	895,800	1,051,573
Ramsay Health Care Ltd.	145,829	7,045,544
REA Group Ltd.	49,228	5,540,131
Redbubble Ltd.(a)	233,114	1,198,340
Regis Resources Ltd.	478,825	1,333,584
Reliance Worldwide Corp. Ltd.	746,901	2,446,966
Resolute Mining Ltd.(a)	830,399	439,615
Rio Tinto Ltd.	313,545	26,536,993
Sandfire Resources Ltd.	264,803	971,153
Santos Ltd.	1,577,514	7,879,364
Saracen Mineral Holdings Ltd.(a)	927,767	3,466,609
Scentre Group	4,503,598	9,433,204
Seek Ltd.	307,383	6,615,302
Seven Group Holdings Ltd.	136,399	2,344,208
Shopping Centres Australasia Property Group	872,553	1,559,857
Sigma Healthcare Ltd.(a)	933,244	472,581
Silver Lake Resources Ltd.(a)	1,039,935	1,280,614
Sims Ltd.	186,809	1,752,916

Security	Shares	Value

Australia (continued)
SmartGroup Corp. Ltd.	127,176	$686,934
Sonic Healthcare Ltd.	402,359	10,610,362
South32 Ltd.	3,962,443	7,722,069
Southern Cross Media Group Ltd.(a)	334,585	554,494
Spark Infrastructure Group	1,473,673	2,487,487
St. Barbara Ltd.	721,428	1,223,270
Star Entertainment Grp Ltd. (The)	739,615	1,957,770
Steadfast Group Ltd.	782,929	2,402,809
Stockland	2,128,948	7,268,788
Suncorp Group Ltd.	1,003,827	7,763,478
Super Retail Group Ltd.	177,030	1,529,404
Sydney Airport(a)	1,136,457	4,987,535
Tabcorp Holdings Ltd.	1,857,597	5,686,713
Technology One Ltd.	256,464	1,698,143
Telstra Corp. Ltd.	3,412,556	8,169,046
TPG Telecom Ltd.(a)	339,941	1,930,066
Transurban Group	2,379,187	24,168,712
Treasury Wine Estates Ltd.	617,158	4,758,821
Vicinity Centres	3,117,351	3,671,394
Viva Energy Group Ltd.(c)	957,063	1,281,365
Vocus Group Ltd.(a)	626,535	1,980,521
Washington H Soul Pattinson & Co. Ltd.	112,313	2,342,159
Waypoint REIT	1,020,920	2,013,083
Webjet Ltd.(b)	292,825	1,073,923
Wesfarmers Ltd.	964,413	40,408,449
Western Areas Ltd.	270,338	485,355
Westgold Resources Ltd.(a)	425,194	766,641
Westpac Banking Corp.	3,052,558	49,488,053
Whitehaven Coal Ltd.(b)	805,780	924,261
WiseTech Global Ltd.	127,045	3,049,027
Woodside Petroleum Ltd.	768,992	14,437,525
Woolworths Group Ltd.	1,079,147	33,831,084
Worley Ltd.	311,481	2,729,195
Zip Co. Ltd.(a)	456,366	2,545,568

		1,220,183,124

Austria — 0.2%
ams AG(a)	228,908	5,753,578
ANDRITZ AG	52,667	2,508,217
AT&S Austria Technologie & Systemtechnik AG	29,348	937,724
BAWAG Group AG(a)(c)	52,120	2,283,340
CA Immobilien Anlagen AG	61,601	2,656,786
DO & CO AG(a)(b)	7,355	503,074
Erste Group Bank AG(a)	247,025	7,577,795
EVN AG	34,262	802,528
FACC AG(a)	29,325	361,970
IMMOFINANZ AG(a)	84,284	1,783,749
Lenzing AG(a)	13,872	1,786,428
Oesterreichische Post AG(b)	36,634	1,551,057
OMV AG	133,826	5,648,210
Raiffeisen Bank International AG(a)	97,126	1,908,034
S IMMO AG	88,113	1,903,322
S&T AG(a)(b)	58,652	1,543,412
Semperit AG Holding(a)	22,522	707,307
Telekom Austria AG	185,577	1,413,619
UNIQA Insurance Group AG	168,178	1,303,558
Verbund AG	59,046	5,337,083
Vienna Insurance Group AG Wiener Versicherung Gruppe	50,991	1,307,123
voestalpine AG	96,873	3,544,853

S C H E D U L E O F I N V E S T M E N T S	79

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Austria (continued)
Wienerberger AG	105,399	$3,590,501

		56,713,268

Belgium — 0.6%
Ackermans & van Haaren NV	15,641	2,398,084
Aedifica SA	24,855	3,010,575
Ageas SA/NV	141,246	7,256,954
AGFA-Gevaert NV(a)	267,558	1,243,340
Anheuser-Busch InBev SA/NV	646,486	40,825,916
Barco NV	66,798	1,295,606
Befimmo SA	39,269	1,674,548
Bekaert SA	41,159	1,420,116
bpost SA(a)	123,596	1,469,284
Cie. d’Entreprises CFE(a)	11,535	1,172,961
Cofinimmo SA	13,659	2,047,739
D’ieteren SA/NV	29,658	2,345,651
Econocom Group SA/NV	118,425	366,880
Elia Group SA/NV	29,105	3,511,215
Etablissements Franz Colruyt NV	43,333	2,677,538
Euronav NV	160,092	1,287,562
Fagron	68,786	1,704,789
Galapagos NV(a)	36,225	3,786,599
Gimv NV	47,104	2,815,551
Groupe Bruxelles Lambert SA	75,283	7,479,707
KBC Ancora(a)	43,351	1,699,042
KBC Group NV(a)	211,291	14,816,576
Kinepolis Group NV(a)(b)	18,757	770,230
Melexis NV	20,385	2,285,877
Mithra Pharmaceuticals SA(a)(b)	22,826	550,744
Montea C.V.A	12,838	1,569,047
Ontex Group NV(a)	65,153	741,281
Orange Belgium SA	41,796	1,129,810
Proximus SADP	103,227	2,179,634
Sofina SA	12,854	4,169,559
Solvay SA	59,322	6,777,491
Telenet Group Holding NV	40,333	1,720,900
Tessenderlo Group SA(a)	31,899	1,364,144
UCB SA	109,325	11,358,676
Umicore SA	168,094	9,551,248
Warehouses De Pauw CVA	126,589	4,558,424
Xior Student Housing NV	15,961	977,307

		156,010,605

Brazil — 1.1%
Aliansce Sonae Shopping Centers SA(a)	134,453	679,930
Ambev SA	3,947,000	10,923,425
Anima Holding SA(a)	111,600	685,370
Arezzo Industria e Comercio SA	57,100	738,046
Atacadao SA	341,900	1,192,321
B2W Cia. Digital(a)	197,071	2,971,360
B3 SA - Brasil, Bolsa, Balcao	1,804,139	19,760,522
Banco Bradesco SA	1,105,186	4,380,462
Banco BTG Pactual SA	203,800	3,547,999
Banco do Brasil SA	661,700	4,103,697
Banco Inter SA	73,922	1,790,592
Banco Santander Brasil SA	247,300	1,778,286
BB Seguridade Participacoes SA	455,200	2,306,119
BK Brasil Operacao e Assessoria a Restaurantes SA	168,000	295,398
BR Malls Participacoes SA(a)	896,708	1,568,490
BRF SA(a)	437,447	1,700,192

Security	Shares	Value

Brazil (continued)
CCR SA	953,400	$2,116,435
Centrais Eletricas Brasileiras SA	254,447	1,337,073
Cia Brasileira de Distribuicao	123,200	1,703,216
Cia. de Locacao das Americas	447,200	2,142,727
Cia. de Saneamento Basico do Estado de Sao Paulo	265,900	1,990,445
Cia. de Saneamento de Minas Gerais-COPASA	176,700	501,967
Cia. de Saneamento do Parana	194,900	778,208
Cia. Hering	115,800	366,081
Cia. Siderurgica Nacional SA	593,100	3,302,393
Cielo SA	954,800	718,756
Cogna Educacao(a)	1,668,108	1,380,988
Cosan SA	128,800	1,770,727
CVC Brasil Operadora e Agencia de Viagens SA(a)	153,868	536,590
Cyrela Brazil Realty SA Empreendimentos e Participacoes	304,100	1,427,553
Duratex SA	346,719	1,261,836
EcoRodovias Infraestrutura e Logistica SA(a)	275,600	612,304
EDP - Energias do Brasil SA	298,500	1,054,639
Embraer SA(a)	748,300	1,204,736
Energisa SA	196,900	1,776,148
Eneva SA(a)	217,200	2,490,356
Engie Brasil Energia SA	146,275	1,150,964
Equatorial Energia SA	745,340	3,074,327
Ez Tec Empreendimentos e Participacoes SA	124,348	835,402
Fleury SA	223,400	1,074,497
Grendene SA	364,800	515,153
Grupo SBF SA(a)	144,200	673,492
Guararapes Confeccoes SA	157,300	430,722
Hapvida Participacoes e Investimentos SA(c)	971,500	3,055,205
Hypera SA	320,100	1,893,132
Iguatemi Empresa de Shopping Centers SA	91,000	571,860
Iochpe Maxion SA	105,945	271,472
IRB Brasil Resseguros S/A	837,210	1,104,064
JBS SA	904,200	4,004,498
JHSF Participacoes SA	394,300	521,424
Klabin SA	608,700	3,132,830
Light SA(a)	240,900	907,167
Linx SA	147,600	1,018,649
Localiza Rent a Car SA	542,457	6,346,839
LOG Commercial Properties e Participacoes SA	101,792	624,577
Lojas Renner SA	727,374	5,524,832
M. Dias Branco SA	270,672	1,494,218
Magazine Luiza SA	2,735,700	12,661,961
Marfrig Global Foods SA(a)	933,700	2,272,791
Marisa Lojas SA(a)	186,300	213,606
Minerva SA	1,129,900	1,920,504
Movida Participacoes SA	209,200	723,421
MRV Engenharia e Participacoes SA	355,900	1,238,537
Multiplan Empreendimentos Imobiliarios SA	314,882	1,222,675
Natura & Co. Holding SA(a)	856,688	7,697,992
Notre Dame Intermedica Participacoes SA	429,300	7,430,533
Odontoprev SA	236,000	612,504
Petro Rio SA(a)	137,200	1,771,368
Petrobras Distribuidora SA	611,100	2,603,450
Petroleo Brasileiro SA	3,256,500	16,301,139
Qualicorp Consultoria e Corretora de Seguros SA	231,200	1,317,392
Raia Drogasil SA	921,100	4,204,187
Rumo SA(a)	1,066,400	3,965,002
Santos Brasil Participacoes SA	583,400	658,225

80	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Brazil (continued)
Sao Martinho SA	271,300	$1,480,292
SLC Agricola SA	104,300	661,552
Smiles Fidelidade SA	67,800	266,618
Sul America SA	240,593	1,758,703
Suzano SA(a)	637,200	7,241,771
Telefonica Brasil SA	376,600	3,117,784
TIM SA	647,900	1,578,290
TOTVS SA	409,600	2,130,618
Transmissora Alianca de Energia Eletrica SA	233,100	1,370,059
Trisul SA	243,300	481,275
Ultrapar Participacoes SA	599,900	2,393,117
Vale SA	3,188,219	51,358,370
Via Varejo SA(a)	1,131,800	3,045,220
WEG SA	760,568	11,672,328
YDUQS Participacoes SA	249,800	1,535,014

		282,027,009

Canada — 6.3%
Aecon Group Inc.	81,456	1,052,115
Ag Growth International Inc.	40,480	1,123,661
Agnico Eagle Mines Ltd.	208,106	14,542,740
Air Canada(a)	114,425	1,793,251
Alamos Gold Inc., Class A	368,537	2,959,951
Algonquin Power & Utilities Corp.	508,592	8,484,164
Alimentation Couche-Tard Inc., Class B	743,109	22,686,799
Allied Properties REIT	65,946	1,873,404
AltaGas Ltd.	254,741	3,786,866
Altus Group Ltd.	43,086	1,650,992
Aphria Inc.(a)(b)	324,407	3,948,905
ARC Resources Ltd.	296,292	1,370,766
Aritzia Inc.(a)	81,136	1,689,473
Atco Ltd., Class I, NVS	59,240	1,697,739
ATS Automation Tooling Systems Inc.(a)	96,477	1,656,977
Aurinia Pharmaceuticals Inc.(a)	114,436	1,909,879
B2Gold Corp.	953,436	4,716,987
Badger Daylighting Ltd.	48,563	1,419,121
Ballard Power Systems Inc.(a)	149,996	5,134,702
Bank of Montreal	549,359	40,905,733
Bank of Nova Scotia (The)	1,018,311	54,365,189
Barrick Gold Corp.	1,520,682	33,997,947
Bausch Health Cos Inc.(a)	275,035	7,025,239
BCE Inc.	97,855	4,154,883
BlackBerry Ltd.(a)	475,643	6,687,188
Boardwalk REIT	36,061	977,284
Bombardier Inc., Class B(a)(b)	2,000,534	955,283
Boralex Inc., Class A	78,983	3,101,943
Boyd Group Services Inc.	16,299	3,025,034
Brookfield Asset Management Inc., Class A	1,103,914	42,818,849
Brookfield Infrastructure Corp., Class A	32,941	2,214,289
Brookfield Renewable Corp., Class A	104,156	5,845,194
BRP Inc.	36,781	2,423,466
CAE Inc.	234,166	5,295,750
Cameco Corp.	356,437	4,439,244
Canada Goose Holdings Inc.(a)(b)	56,753	1,900,134
Canadian Apartment Properties REIT	80,342	3,220,095
Canadian Imperial Bank of Commerce	382,890	32,664,568
Canadian National Railway Co.	604,746	61,314,887
Canadian Natural Resources Ltd.	1,020,892	23,087,847
Canadian Pacific Railway Ltd.	117,130	39,393,897
Canadian Tire Corp. Ltd., Class A, NVS	50,400	6,541,801
Canadian Utilities Ltd., Class A, NVS	104,651	2,589,548

Security	Shares	Value

Canada (continued)
Canadian Western Bank	77,424	$1,724,304
Canfor Corp.(a)	60,426	1,116,801
Canopy Growth Corp.(a)(b)	202,634	8,119,953
Capital Power Corp.	84,556	2,414,656
Cascades Inc.	81,816	992,718
CCL Industries Inc., Class B, NVS	136,444	6,266,523
Celestica Inc.(a)	129,879	1,054,323
Cenovus Energy Inc.	1,044,094	6,170,817
Centerra Gold Inc.	216,702	2,247,682
CGI Inc.(a)	194,155	15,578,604
Charlottes Web Holdings Inc.(a)(b)	198,890	798,705
CI Financial Corp.	181,507	2,256,316
Cineplex Inc.(b)	69,599	572,069
Cogeco Communications Inc.	17,502	1,493,243
Colliers International Group Inc.	30,307	2,674,712
Cominar REIT	116,611	735,751
Constellation Software Inc.	17,559	21,412,235
Corus Entertainment Inc., Class B, NVS	167,591	621,849
Crescent Point Energy Corp.	508,481	1,401,114
Cronos Group Inc.(a)(b)	235,386	2,432,264
Descartes Systems Group Inc. (The)(a)	75,524	4,610,248
Dollarama Inc.	255,381	9,993,735
DREAM Unlimited Corp., Class A	32,896	531,507
ECN Capital Corp.	331,987	1,767,202
Eldorado Gold Corp.(a)	147,537	1,657,330
Element Fleet Management Corp.	396,540	3,687,734
Emera Inc.	216,613	9,066,732
Empire Co. Ltd., Class A, NVS	181,466	5,018,743
Enbridge Inc.	1,731,497	58,229,372
Endeavour Mining Corp.(b)	113,937	2,422,427
Enerflex Ltd.	99,240	511,174
Enerplus Corp.	268,448	832,169
Enghouse Systems Ltd.	38,092	1,750,959
Equinox Gold Corp.(a)	183,559	1,755,913
Equitable Group Inc.(b)	16,465	1,332,976
ERO Copper Corp.(a)(b)	70,006	1,023,141
Extendicare Inc.	187,991	903,569
Fairfax Financial Holdings Ltd.	22,820	8,287,334
Finning International Inc.	144,294	3,015,891
First Capital Real Estate Investment Trust	149,882	1,729,430
First Majestic Silver Corp.(a)(b)	181,092	3,270,416
First Quantum Minerals Ltd.	519,658	8,664,696
FirstService Corp.	35,409	4,841,868
Fortis Inc.	397,677	16,100,712
Fortuna Silver Mines Inc.(a)	193,189	1,495,667
Franco-Nevada Corp.	164,038	19,560,772
Freehold Royalties Ltd.	184,468	791,330
Genworth MI Canada Inc.	50,093	1,704,993
George Weston Ltd.	65,048	4,713,173
GFL Environmental Inc.	162,328	4,587,296
Gibson Energy Inc.	126,120	1,912,360
Gildan Activewear Inc.(b)	176,205	4,407,022
Granite REIT	41,363	2,425,213
Great Canadian Gaming Corp.(a)	49,864	1,664,801
Great-West Lifeco Inc.	238,406	5,449,493
H&R Real Estate Investment Trust	135,967	1,294,265
Home Capital Group Inc.(a)	58,764	1,388,311
Hudbay Minerals Inc.	286,307	1,631,622
Hydro One Ltd.(c)	276,586	6,415,314
iA Financial Corp. Inc.	94,027	4,194,026

S C H E D U L E O F I N V E S T M E N T S	81

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
IAMGOLD Corp.(a)	453,988	$1,542,376
IGM Financial Inc.	38,148	1,012,044
Imperial Oil Ltd.	227,624	4,335,271
Innergex Renewable Energy Inc.	113,564	2,606,518
Intact Financial Corp.	127,727	14,098,013
Inter Pipeline Ltd.	386,196	3,878,739
Interfor Corp.(a)	83,397	1,555,717
InterRent REIT	100,835	1,112,188
Intertape Polymer Group Inc.	61,310	1,102,423
Ivanhoe Mines Ltd., Class A(a)	627,763	3,002,569
Jamieson Wellness Inc.(c)	109,411	3,070,480
Keyera Corp.	196,713	3,698,811
Killam Apartment REIT	103,641	1,424,663
Kinaxis Inc.(a)	25,946	3,605,366
Kinross Gold Corp.	1,125,059	7,864,712
Kirkland Lake Gold Ltd.	228,763	8,799,886
Labrador Iron Ore Royalty Corp.	76,536	1,908,232
Largo Resources Ltd.(a)(b)	297,028	416,204
Laurentian Bank of Canada	41,996	1,015,833
Lightspeed POS Inc.(a)(b)	62,511	4,067,900
Linamar Corp.	44,574	2,277,812
Lithium Americas Corp.(a)	77,092	1,526,210
Loblaw Companies Ltd.	148,844	7,194,894
Lundin Mining Corp.	627,475	5,599,605
MAG Silver Corp.(a)	87,282	1,706,080
Magna International Inc.	244,450	17,233,682
Manulife Financial Corp.	1,632,023	29,524,484
Maple Leaf Foods Inc.	80,334	1,571,527
Martinrea International Inc.	125,870	1,336,097
MEG Energy Corp.(a)(b)	256,725	856,118
Methanex Corp.	66,592	2,208,178
Metro Inc.	223,195	9,658,476
Morneau Shepell Inc.	80,536	1,975,179
MTY Food Group Inc.	20,862	836,472
Mullen Group Ltd.	90,584	733,210
National Bank of Canada	296,727	16,694,015
New Gold Inc.(a)	601,845	1,140,135
NexGen Energy Ltd.(a)	333,571	942,652
NFI Group Inc.	63,285	1,395,049
Norbord Inc.	47,559	2,057,310
North West Co. Inc. (The)	76,863	1,947,673
Northland Power Inc.	174,986	6,417,546
Novagold Resources Inc.(a)	226,920	2,071,226
Nutrien Ltd.	494,519	24,380,451
OceanaGold Corp.(a)	490,836	864,520
Onex Corp.	70,221	3,722,546
Open Text Corp.	234,589	10,518,813
Organigram Holdings Inc.(a)	224,734	411,662
Osisko Gold Royalties Ltd.	122,683	1,372,375
Osisko Mining Inc.(a)(b)	246,095	599,128
Pan American Silver Corp.	186,024	6,024,355
Parex Resources Inc.(a)	154,048	2,333,421
Parkland Corp./Canada	140,820	4,229,726
Pason Systems Inc.	114,269	760,332
Pembina Pipeline Corp.	491,939	12,962,282
Poseidon Concepts Corp.(a)	293	0	(d)
Power Corp. of Canada	491,911	11,463,611
PrairieSky Royalty Ltd.	203,153	1,679,358
Premier Gold Mines Ltd.(a)	233,772	578,277
Premium Brands Holdings Corp.	29,966	2,451,561

Security	Shares	Value

Canada (continued)
Pretium Resources Inc.(a)	174,228	$1,882,145
Primo Water Corp.	125,690	1,946,180
Quebecor Inc., Class B	158,296	3,791,818
Real Matters Inc.(a)	91,097	1,194,469
Restaurant Brands International Inc.	243,173	14,040,816
Richelieu Hardware Ltd.	62,447	1,831,687
RioCan REIT	136,134	1,814,836
Ritchie Bros Auctioneers Inc.	95,425	5,640,567
Rogers Communications Inc., Class B, NVS	311,085	14,053,556
Royal Bank of Canada	1,210,653	98,088,055
Russel Metals Inc.	63,254	1,136,883
Sandstorm Gold Ltd.(a)	174,355	1,126,016
Saputo Inc.	205,278	5,388,055
Seabridge Gold Inc.(a)(b)	76,257	1,478,638
Seven Generations Energy Ltd., Class A(a)	228,836	1,099,889
Shaw Communications Inc., Class B, NVS	401,815	6,901,109
Shopify Inc., Class A(a)	93,405	101,948,145
Sierra Wireless Inc.(a)	38,055	705,125
Silvercorp Metals Inc.	176,778	1,141,664
SilverCrest Metals Inc.(a)(b)	138,480	1,397,321
Sleep Country Canada Holdings Inc.(c)	40,349	830,701
SmartCentres Real Estate Investment Trust	97,918	1,803,601
SNC-Lavalin Group Inc.	146,571	2,428,986
Spin Master Corp.(a)(c)	31,459	669,838
SSR Mining Inc.(a)	191,440	3,368,876
Stantec Inc.	99,825	3,547,736
Stella-Jones Inc.	47,996	1,726,796
Sun Life Financial Inc.	509,933	23,591,562
Suncor Energy Inc.	1,306,492	21,876,288
Superior Plus Corp.	215,077	2,037,208
TC Energy Corp.	847,376	36,357,336
Teck Resources Ltd., Class B	397,234	7,263,992
TELUS Corp.	343,100	7,087,877
TFI International Inc.	84,839	5,641,101
Thomson Reuters Corp.	151,782	12,388,985
TMX Group Ltd.	49,878	4,815,807
Topicus.com Inc.(a)(e)	32,656	1,227,044
Torex Gold Resources Inc.(a)	88,504	1,166,705
Toromont Industries Ltd.	76,103	5,113,845
Toronto-Dominion Bank (The)	1,543,108	87,528,753
Tourmaline Oil Corp.	231,252	3,298,298
TransAlta Corp.	258,741	2,272,554
TransAlta Renewables Inc.	120,746	2,032,204
Transcontinental Inc., Class A	89,711	1,441,050
Trillium Therapeutics Inc.(a)	73,299	963,970
Turquoise Hill Resources Ltd.(a)	98,874	1,091,333
Vermilion Energy Inc.	154,413	676,905
Wesdome Gold Mines Ltd.(a)	155,748	1,189,949
West Fraser Timber Co. Ltd.	47,044	3,017,563
Westshore Terminals Investment Corp.	71,013	889,990
Wheaton Precious Metals Corp.	397,717	16,351,401
Whitecap Resources Inc.	470,412	1,686,553
Winpak Ltd.	30,679	966,156
WSP Global Inc.	100,992	9,415,748
Yamana Gold Inc.	886,833	4,144,501

		1,585,061,538

Chile — 0.1%
AES Gener SA	2,434,099	409,849
Aguas Andinas SA, Class A	2,828,574	861,381
Banco de Chile	35,435,604	3,624,470

82	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chile (continued)
Banco de Credito e Inversiones SA	47,173	$1,984,116
Banco Santander Chile	54,400,798	2,763,574
CAP SA	74,352	949,352
Cencosud SA	1,333,733	2,322,576
Cia. Cervecerias Unidas SA	164,948	1,356,021
Colbun SA	8,143,762	1,409,044
Empresa Nacional de Telecomunicaciones SA	124,338	764,081
Empresas CMPC SA	883,466	2,370,692
Empresas COPEC SA	332,077	3,500,894
Enel Americas SA	31,796,895	4,798,540
Enel Chile SA(a)	26,801,191	1,947,101
Engie Energia Chile SA	679,415	814,615
Falabella SA	589,745	2,025,869
Inversiones Aguas Metropolitanas SA	699,925	554,364
Itau CorpBanca Chile SA	115,292,569	393,766
Parque Arauco SA	668,216	981,865
SONDA SA	700,756	406,704
Vina Concha y Toro SA	603,153	971,924

		35,210,798

China — 11.4%
21Vianet Group Inc., ADR(a)	89,751	3,386,305
3SBio Inc.(a)(c)	1,073,500	1,000,974
51job Inc., ADR(a)	24,561	1,617,587
AAC Technologies Holdings Inc.(b)	599,000	3,256,170
Agile Group Holdings Ltd.	1,138,250	1,421,005
Agricultural Bank of China Ltd., Class A	6,603,500	3,229,145
Agricultural Bank of China Ltd., Class H	21,929,000	7,918,802
Aier Eye Hospital Group Co. Ltd., Class A	278,442	3,403,125
Air China Ltd., Class H	1,616,000	1,123,344
AK Medical Holdings Ltd.(c)	528,000	951,971
Alibaba Group Holding Ltd., ADR(a)	1,633,109	414,532,057
Alibaba Health Information Technology Ltd.(a)	3,582,000	11,225,727
Alibaba Pictures Group Ltd.(a)(b)	13,140,000	1,660,749
A-Living Smart City Services Co. Ltd.(c)	424,250	1,852,094
Aluminum Corp. of China Ltd., Class H(a)	4,212,000	1,281,985
Anhui Conch Cement Co. Ltd., Class A	335,287	2,625,395
Anhui Conch Cement Co. Ltd., Class H	975,500	5,780,899
Anhui Gujing Distillery Co. Ltd., Class A	46,300	1,753,774
ANTA Sports Products Ltd.	931,000	15,404,902
Anxin-China Holdings Ltd.(a)(e)	1,004,000	1
Asia Cement China Holdings Corp.	668,000	575,487
Autohome Inc., ADR	52,348	5,770,320
AviChina Industry & Technology Co. Ltd., Class H	3,090,000	2,315,353
Baidu Inc., ADR(a)	232,357	54,608,542
Bank of Beijing Co. Ltd., Class A	3,760,193	2,761,049
Bank of China Ltd., Class A	5,914,300	2,910,486
Bank of China Ltd., Class H	64,872,000	22,003,696
Bank of Communications Co. Ltd., Class A	3,734,500	2,585,653
Bank of Communications Co. Ltd., Class H	5,968,000	3,232,665
Bank of Ningbo Co. Ltd., Class A	512,774	3,063,119
Bank of Shanghai Co. Ltd., Class A	2,062,451	2,593,412
Baoshan Iron & Steel Co. Ltd., Class A	2,392,648	2,436,607
Baozun Inc., ADR(a)(b)	50,260	2,060,157
BeiGene Ltd., ADR(a)(b)	39,544	12,654,080
Beijing Capital International Airport Co. Ltd., Class H	1,670,000	1,287,954
Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	155,750	421,823
Beijing Enterprises Holdings Ltd.	308,500	1,010,582
Beijing Enterprises Water Group Ltd.	3,956,000	1,612,226

Security	Shares	Value

China (continued)
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	331,100	$2,492,894
Beijing Sinnet Technology Co. Ltd., Class A	527,800	1,343,743
BEST Inc., ADR(a)(b)	204,075	451,006
Bilibili Inc., ADR(a)(b)	112,083	12,765,133
BOE Technology Group Co. Ltd., Class A	2,627,300	2,520,583
Bosideng International Holdings Ltd.	3,062,000	1,358,458
Brilliance China Automotive Holdings Ltd.	2,392,000	1,881,801
BYD Co. Ltd., Class H	651,500	19,947,007
BYD Electronic International Co. Ltd.(b)	629,500	4,359,660
CanSino Biologics Inc., Class H(a)(b)(c)	57,000	1,855,440
CAR Inc.(a)	1,251,000	643,743
CGN Power Co. Ltd., Class H(c)	8,052,000	1,734,215
Changchun High & New Technology Industry Group Inc., Class A	35,300	2,491,301
China Aoyuan Group Ltd.	1,186,000	1,047,750
China BlueChemical Ltd., Class H	3,352,000	674,390
China Bohai Bank Co. Ltd., Class H(a)(c)	2,259,000	1,220,711
China Cinda Asset Management Co. Ltd., Class H	8,512,000	1,613,733
China CITIC Bank Corp. Ltd., Class H	6,541,000	2,901,918
China Communications Services Corp. Ltd., Class H	2,114,000	946,056
China Conch Venture Holdings Ltd.	1,462,000	6,966,978
China Construction Bank Corp., Class H	81,779,000	62,015,711
China East Education Holdings Ltd.(c)	762,500	1,722,886
China Eastern Airlines Corp. Ltd., Class A	3,363,293	2,396,516
China Education Group Holdings Ltd.	847,000	1,780,548
China Everbright Bank Co. Ltd., Class A	3,708,200	2,331,423
China Everbright Bank Co. Ltd., Class H	1,758,000	723,256
China Everbright Environment Group Ltd.	2,964,629	1,670,838
China Everbright Ltd.	976,000	1,257,471
China Evergrande Group(b)	1,545,000	2,976,882
China Feihe Ltd.(c)	1,085,000	3,246,387
China Fortune Land Development Co. Ltd., Class A	826,560	1,212,576
China Galaxy Securities Co. Ltd., Class H	3,199,500	1,918,747
China Gas Holdings Ltd.	2,276,800	8,045,593
China Hongqiao Group Ltd.	2,243,500	1,981,980
China Huarong Asset Management Co. Ltd., Class H(c)	10,603,000	1,230,705
China Huishan Dairy Holdings Co. Ltd.(a)(e)	262,905	0	(d)
China International Capital Corp. Ltd., Class H(a)(c)	1,146,800	3,002,385
China Jinmao Holdings Group Ltd.	4,020,000	1,581,279
China Lesso Group Holdings Ltd.	1,182,000	1,966,481
China Life Insurance Co. Ltd., Class A	306,300	1,718,930
China Life Insurance Co. Ltd., Class H	6,221,000	13,206,041
China Literature Ltd.(a)(b)(c)	258,600	2,467,987
China Longyuan Power Group Corp. Ltd., Class H	2,568,000	3,762,322
China Lumena New Materials Corp.(a)(b)(e)	3,800	0	(d)
China Medical System Holdings Ltd.	1,332,000	1,913,692
China Meidong Auto Holdings Ltd.	670,000	2,255,267
China Mengniu Dairy Co. Ltd.	2,401,000	14,321,434
China Merchants Bank Co. Ltd., Class A	1,222,231	9,695,653
China Merchants Bank Co. Ltd., Class H	3,310,177	25,422,344
China Merchants Port Holdings Co. Ltd.	1,150,000	1,604,751
China Merchants Securities Co. Ltd., Class A	601,172	2,411,538
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	1,172,182	2,150,876
China Metal Recycling Holdings Ltd.(a)(e)	3,000	—
China Minsheng Banking Corp. Ltd., Class A	3,283,599	2,604,797
China Minsheng Banking Corp. Ltd., Class H	4,205,000	2,407,862

S C H E D U L E O F I N V E S T M E N T S	83

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Molybdenum Co. Ltd., Class H	3,933,000	$2,485,436
China National Building Material Co. Ltd., Class H	3,374,000	4,042,438
China Oilfield Services Ltd., Class H	1,476,000	1,635,167
China Oriental Group Co. Ltd.	1,460,000	397,299
China Overseas Grand Oceans Group Ltd.	1,888,000	964,228
China Overseas Land & Investment Ltd.	2,997,000	6,756,329
China Overseas Property Holdings Ltd.	1,635,000	1,012,142
China Pacific Insurance Group Co. Ltd., Class A	540,288	2,909,595
China Pacific Insurance Group Co. Ltd., Class H	2,253,400	9,328,803
China Petroleum & Chemical Corp., Class A	4,242,398	2,601,425
China Petroleum & Chemical Corp., Class H	19,502,200	9,331,256
China Power International Development Ltd.	6,543,000	1,468,280
China Railway Group Ltd., Class A	2,820,685	2,316,398
China Railway Group Ltd., Class H	1,740,000	792,148
China Renewable Energy Investment Ltd.(a)(e)	4,386	0	(d)
China Resources Beer Holdings Co. Ltd.	1,326,000	11,714,310
China Resources Cement Holdings Ltd.	1,860,000	2,055,779
China Resources Gas Group Ltd.	752,000	3,762,982
China Resources Land Ltd.	2,780,666	11,081,280
China Resources Medical Holdings Co. Ltd.	1,944,500	1,915,949
China Resources Pharmaceutical Group Ltd.(c)	1,674,500	881,106
China Resources Power Holdings Co. Ltd.	1,466,000	1,552,243
China SCE Group Holdings Ltd.	2,738,000	1,034,627
China Shenhua Energy Co. Ltd., Class H	2,944,000	5,459,832
China Shineway Pharmaceutical Group Ltd.	756,000	535,275
China Shipbuilding Industry Co. Ltd., Class A(a)	3,535,360	2,239,220
China Southern Airlines Co. Ltd., Class H(a)(b)	1,644,000	918,063
China State Construction Engineering Corp. Ltd., Class A	4,373,480	3,265,691
China State Construction International Holdings Ltd.	1,644,000	947,746
China Taiping Insurance Holdings Co. Ltd.	1,206,768	2,138,421
China Tourism Group Duty Free Corp. Ltd., Class A	112,292	5,125,061
China Tower Corp. Ltd., Class H(c)	36,724,000	5,304,575
China Traditional Chinese Medicine Holdings Co. Ltd.	3,092,000	1,714,709
China Travel International Investment Hong Kong Ltd.(a)	4,464,000	610,257
China Vanke Co. Ltd., Class A	816,392	3,522,007
China Vanke Co. Ltd., Class H	1,302,400	4,677,914
China Water Affairs Group Ltd.(b)	1,350,000	1,048,124
China Yangtze Power Co. Ltd., Class A	1,314,290	4,015,311
China Youzan Ltd.(a)	14,200,000	6,135,017
China Yuhua Education Corp. Ltd.(c)	1,634,000	1,432,991
China ZhengTong Auto Services Holdings Ltd.(a)	1,589,500	155,796
Chinasoft International Ltd.	2,300,000	2,800,157
Chongqing Rural Commercial Bank Co. Ltd., Class H	1,931,000	831,785
Chongqing Zhifei Biological Products Co. Ltd., Class A	99,900	2,450,025
CIFI Holdings Group Co. Ltd.	2,298,000	1,893,797
CITIC Ltd.	4,420,000	3,454,439
CITIC Resources Holdings Ltd.(a)	5,178,000	197,000
CITIC Securities Co. Ltd., Class A	829,799	3,651,984
CITIC Securities Co. Ltd., Class H(b)	1,688,500	3,715,033
COFCO Joycome Foods Ltd.(b)	6,922,000	2,508,537
Contemporary Amperex Technology Co. Ltd., Class A	135,699	7,459,637
COSCO SHIPPING Holdings Co. Ltd., Class H(a)(b)	2,859,500	2,894,959
COSCO SHIPPING Ports Ltd.	2,032,000	1,443,969
Country Garden Holdings Co. Ltd.	6,569,866	7,939,236

Security	Shares	Value

China (continued)
Country Garden Services Holdings Co. Ltd.	1,310,000	$10,702,877
CSC Financial Co. Ltd., Class A	216,700	1,347,636
CSPC Pharmaceutical Group Ltd.	7,827,440	7,995,167
CStone Pharmaceuticals(a)(c)	689,500	930,141
Dali Foods Group Co. Ltd.(c)	2,247,000	1,353,326
Daqin Railway Co. Ltd., Class A	3,052,830	3,018,874
Daqo New Energy Corp., ADR(a)(b)	50,559	4,452,226
Digital China Holdings Ltd.	1,547,000	1,149,199
Dongfeng Motor Group Co. Ltd., Class H	2,174,000	2,150,490
Dongyue Group Ltd.	1,956,000	1,357,168
DouYu International Holdings Ltd., ADR(a)(b)	130,070	1,707,819
East Money Information Co. Ltd., Class A	609,020	3,327,952
ENN Energy Holdings Ltd.	680,900	10,555,296
Eve Energy Co. Ltd., Class A	157,743	2,607,970
Ever Sunshine Lifestyle Services Group Ltd.	1,060,000	3,055,385
Fanhua Inc., ADR	55,656	895,505
Far East Horizon Ltd.	1,999,000	2,062,459
Focus Media Information Technology Co. Ltd., Class A	1,184,100	1,996,278
Foshan Haitian Flavouring & Food Co. Ltd., Class A	157,995	4,835,518
Fosun International Ltd.	2,224,000	3,384,538
Foxconn Industrial Internet Co. Ltd., Class A	564,400	1,252,051
Fu Shou Yuan International Group Ltd.	1,350,000	1,286,651
Fuyao Glass Industry Group Co. Ltd., Class H(c)	488,400	3,401,355
Ganfeng Lithium Co. Ltd., Class A	97,600	1,815,137
GCL-Poly Energy Holdings Ltd.(a)	16,177,000	5,007,164
GDS Holdings Ltd., ADR(a)(b)	77,629	8,039,259
Geely Automobile Holdings Ltd.	5,064,000	18,515,241
Genertec Universal Medical Group Co. Ltd.(c)	1,609,000	1,228,458
Genscript Biotech Corp.(a)(b)	982,000	1,253,803
GF Securities Co. Ltd., Class H	1,234,200	1,805,017
Gigadevice Semiconductor Beijing Inc., Class A	39,400	1,113,193
Glory Sun Financial Group Ltd.(a)	18,988,000	746,899
GoerTek Inc., Class A	270,900	1,396,207
GOME Retail Holdings Ltd.(a)(b)	9,818,000	1,582,762
Great Wall Motor Co. Ltd., Class H	2,925,000	9,166,737
Greentown China Holdings Ltd.	751,500	988,580
Greentown Service Group Co. Ltd.	1,304,000	1,471,527
GSX Techedu Inc., ADR(a)(b)	60,820	6,386,708
Guangdong Haid Group Co. Ltd., Class A	185,300	1,893,085
Guangdong Investment Ltd.	2,520,000	4,426,498
Guangzhou Automobile Group Co. Ltd., Class H	2,469,600	2,251,794
Guangzhou R&F Properties Co. Ltd., Class H	1,394,400	1,721,004
Guotai Junan Securities Co. Ltd., Class A	1,163,372	2,958,253
Haidilao International Holding Ltd.(c)	713,000	6,009,215
Haier Smart Home Co. Ltd., Class A	469,100	2,319,411
Haier Smart Home Co. Ltd., Class H(a)	1,750,400	7,246,444
Haitian International Holdings Ltd.	635,000	2,297,149
Haitong Securities Co. Ltd., Class A	1,048,229	1,995,030
Haitong Securities Co. Ltd., Class H	1,830,000	1,630,841
Hangzhou Tigermed Consulting Co. Ltd., Class A	64,400	1,673,471
Hangzhou Tigermed Consulting Co. Ltd., Class H(a)(c)	106,000	2,332,209
Hansoh Pharmaceutical Group Co. Ltd.(a)(c)	1,078,000	5,894,775
Harbin Electric Co. Ltd., Class H(a)	998,000	280,588
Henan Shuanghui Investment & Development Co. Ltd., Class A	243,051	1,772,988
Hengan International Group Co. Ltd.	563,000	4,040,696
Hengli Petrochemical Co. Ltd., Class A	509,500	3,053,053
HengTen Networks Group Ltd.(a)(b)	2,915,600	1,237,105

84	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Hithink RoyalFlush Information Network Co. Ltd., Class A	73,600	$1,357,252
Hope Education Group Co. Ltd.(c)	3,958,000	1,352,709
Hopson Development Holdings Ltd.	572,000	1,463,593
Hua Hong Semiconductor Ltd.(a)(b)(c)	462,000	2,785,519
Hualan Biological Engineering Inc., Class A	160,700	1,147,314
Huaneng Power International Inc., Class H	3,058,000	1,084,558
Huatai Securities Co. Ltd., Class A	752,700	2,032,003
Huatai Securities Co. Ltd., Class H(c)	956,600	1,524,865
Huaxia Bank Co. Ltd., Class A	3,523,320	3,336,451
Huazhu Group Ltd., ADR	138,457	6,715,164
Hundsun Technologies Inc., Class A	151,130	2,278,804
Hutchison China MediTech Ltd., ADR(a)	64,523	2,058,929
HUYA Inc., ADR(a)(b)	63,289	1,638,552
Iflytek Co. Ltd., Class A	295,800	2,146,756
Industrial & Commercial Bank of China Ltd., Class A	4,843,700	3,827,347
Industrial & Commercial Bank of China Ltd., Class H	50,407,000	32,179,453
Industrial Bank Co. Ltd., Class A	1,390,698	4,987,096
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	453,600	3,112,420
Inner Mongolia Yitai Coal Co. Ltd., Class B	1,673,384	890,240
Innovent Biologics Inc.(a)(c)	891,500	10,186,798
Inspur Electronic Information Industry Co. Ltd., Class A	174,200	701,760
iQIYI Inc., ADR(a)(b)	221,516	4,840,125
Jafron Biomedical Co. Ltd., Class A	123,000	1,503,691
JD Health International Inc.(a)(c)	188,050	3,700,927
JD.com Inc., ADR(a)	743,387	65,930,993
Jiangsu Expressway Co. Ltd., Class H	1,066,000	1,237,321
Jiangsu Hengli Hydraulic Co. Ltd., Class A	133,596	2,430,036
Jiangsu Hengrui Medicine Co. Ltd., Class A	344,916	5,555,795
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	96,600	3,059,366
Jiangxi Copper Co. Ltd., Class H	1,142,000	1,885,205
Jiayuan International Group Ltd.	1,842,000	715,054
JinkoSolar Holding Co. Ltd., ADR(a)(b)	35,123	2,177,275
Jinxin Fertility Group Ltd.(c)	1,150,000	2,322,588
JOYY Inc.(b)	50,476	4,645,811
Kaisa Group Holdings Ltd.	2,813,000	1,302,407
KE Holdings Inc.(a)	101,218	5,981,984
Kingboard Holdings Ltd.	626,000	2,563,307
Kingboard Laminates Holdings Ltd.	1,289,000	2,084,650
Kingdee International Software Group Co. Ltd.	2,172,000	8,767,722
Kingsoft Cloud Holdings Ltd., ADR(a)	46,915	2,358,417
Kingsoft Corp. Ltd.	755,000	5,842,259
Koolearn Technology Holding Ltd.(a)(b)(c)	302,500	1,068,953
Kunlun Energy Co. Ltd.	2,978,000	2,546,366
Kweichow Moutai Co. Ltd., Class A	68,430	22,480,296
KWG Group Holdings Ltd.	1,242,000	1,653,042
Lee & Man Paper Manufacturing Ltd.	1,397,000	1,230,551
Lenovo Group Ltd.	5,682,000	6,690,439
Lepu Medical Technology Beijing Co. Ltd., Class A	257,300	1,074,472
LexinFintech Holdings Ltd., ADR, ADR(a)	89,028	691,748
Li Ning Co. Ltd.	1,858,000	11,633,692
Lingyi iTech Guangdong Co., Class A	705,800	1,129,648
Logan Group Co. Ltd.	1,038,000	1,555,558
Longfor Group Holdings Ltd.(c)	1,520,000	8,595,988
LONGi Green Energy Technology Co. Ltd., Class A	237,800	3,970,317

Security	Shares	Value

China (continued)
Lonking Holdings Ltd.	2,608,000	$867,781
Luxshare Precision Industry Co. Ltd., Class A	443,531	3,656,128
Luye Pharma Group Ltd.(c)	1,929,500	968,004
Luzhou Laojiao Co. Ltd., Class A	97,900	3,916,517
Mango Excellent Media Co. Ltd., Class A	144,800	1,820,776
Maoyan Entertainment(a)(c)	759,400	1,235,983
Meitu Inc.(a)(c)	2,876,000	560,078
Meituan, Class B(a)	3,110,700	142,740,324
MH Development Ltd.(a)(e)	264,000	25,672
Microport Scientific Corp.(b)	711,000	4,974,529
Minth Group Ltd.	646,000	2,961,793
MMG Ltd.(a)	2,950,000	1,145,173
Momo Inc., ADR	116,615	1,781,877
Muyuan Foods Co. Ltd., Class A	244,390	3,372,780
NARI Technology Co. Ltd., Class A	492,958	2,251,415
NAURA Technology Group Co. Ltd., Class A	41,400	1,287,956
NetDragon Websoft Holdings Ltd.	302,000	717,429
NetEase Inc., ADR	354,704	40,787,413
New China Life Insurance Co. Ltd., Class A	206,600	1,550,065
New China Life Insurance Co. Ltd., Class H	620,200	2,315,597
New Hope Liuhe Co. Ltd., Class A	394,700	1,295,927
New Oriental Education & Technology Group Inc., ADR(a)	131,563	22,036,802
Nexteer Automotive Group Ltd.	949,000	1,532,333
Nine Dragons Paper Holdings Ltd.	1,263,000	1,954,642
NIO Inc., ADR(a)	1,106,229	63,055,053
Noah Holdings Ltd.(a)(b)	36,532	1,738,923
Offcn Education Technology Co. Ltd., Class A	251,413	1,547,511
PAX Global Technology Ltd.	1,641,000	1,612,672
People’s Insurance Co. Group of China Ltd. (The), Class H	6,529,000	2,012,460
PetroChina Co. Ltd., Class A	1,128,200	716,329
PetroChina Co. Ltd., Class H	16,236,000	4,920,730
Pharmaron Beijing Co. Ltd., Class H(c)	109,600	2,108,929
PICC Property & Casualty Co. Ltd., Class H	5,264,520	3,842,889
Pinduoduo Inc., ADR(a)	330,174	54,713,134
Ping An Bank Co. Ltd., Class A	1,249,600	4,479,173
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	463,300	5,757,005
Ping An Insurance Group Co. of China Ltd., Class A	719,500	8,832,839
Ping An Insurance Group Co. of China Ltd., Class H	4,991,000	58,768,006
Poly Developments and Holdings Group Co. Ltd., Class A	1,142,700	2,449,790
Poly Property Group Co. Ltd.	3,035,000	876,777
Poly Property Services Co. Ltd.	147,400	1,110,179
Postal Savings Bank of China Co. Ltd., Class H(c)	8,453,000	6,039,531
Pou Sheng International Holdings Ltd.(a)	2,906,000	618,390
Q Technology Group Co. Ltd.	654,000	1,332,654
Qudian Inc., ADR(a)(b)	244,492	491,429
Redco Properties Group Ltd.(c)	1,154,000	388,444
Ronshine China Holdings Ltd.	761,000	505,446
SAIC Motor Corp. Ltd., Class A	584,252	1,989,939
Sanan Optoelectronics Co. Ltd., Class A	352,900	1,619,966
Sangfor Technologies Inc., Class A	41,200	1,901,494
Sany Heavy Equipment International Holdings Co. Ltd.	1,749,000	1,457,152
Sany Heavy Industry Co. Ltd., Class A	690,000	4,333,890
Seazen Group Ltd.	1,764,000	1,617,524
Seazen Holdings Co. Ltd., Class A	289,000	1,895,516
SF Holding Co. Ltd., Class A	247,000	3,795,694
Shandong Gold Mining Co. Ltd., Class A	351,480	1,211,859

S C H E D U L E O F I N V E S T M E N T S	85

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Shandong Gold Mining Co. Ltd., Class H(b)(c)	481,750	$1,016,454
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	2,344,000	4,383,371
Shanghai Baosight Software Co. Ltd., Class A	126,700	1,309,554
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	545,500	2,462,325
Shanghai Industrial Holdings Ltd.	668,000	916,644
Shanghai Industrial Urban Development Group Ltd.	4,902,600	467,887
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	1,177,875	942,300
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	989,400	1,712,407
Shanghai Pudong Development Bank Co. Ltd., Class A	2,303,099	3,561,023
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	67,100	3,900,178
Shengyi Technology Co. Ltd., Class A	221,900	878,761
Shennan Circuits Co. Ltd., Class A	58,500	974,811
Shenwan Hongyuan Group Co. Ltd., Class A	3,253,525	2,363,757
Shenzhen Goodix Technology Co. Ltd., Class A	38,200	827,198
Shenzhen International Holdings Ltd.	1,131,000	1,864,129
Shenzhen Investment Ltd.	8,706,000	2,885,588
Shenzhen Kangtai Biological Products Co. Ltd., Class A	62,600	1,437,293
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	66,300	4,615,007
Shenzhou International Group Holdings Ltd.	723,800	14,198,105
Shimao Group Holdings Ltd.	1,041,500	3,028,924
Shougang Fushan Resources Group Ltd.	6,644,000	1,568,062
Shui On Land Ltd.	9,566,500	1,418,840
Sihuan Pharmaceutical Holdings Group Ltd.	5,084,000	1,265,451
Silergy Corp.	67,000	6,256,763
SINA Corp.(a)(b)	52,572	2,198,561
Sino Biopharmaceutical Ltd.	9,307,000	8,678,219
Sinofert Holdings Ltd.	7,390,000	886,360
Sino-Ocean Group Holding Ltd.	3,071,000	621,816
Sinopec Engineering Group Co. Ltd., Class H	1,334,000	615,916
Sinopec Kantons Holdings Ltd.	2,400,000	838,809
Sinopharm Group Co. Ltd., Class H	1,036,000	2,530,593
Sinotruk Hong Kong Ltd.	699,000	2,181,600
Skyfame Realty Holdings Ltd.	8,334,000	1,021,080
Skyworth Group Ltd.(a)	2,310,000	676,271
Smoore International Holdings Ltd.(a)(c)	401,000	3,969,222
SOHO China Ltd.(a)	2,424,500	728,552
SooChow Securities Co. Ltd., Class A	949,111	1,289,223
SSY Group Ltd.	1,904,000	1,004,322
Sun Art Retail Group Ltd.	2,026,000	2,103,381
Sunac China Holdings Ltd.	2,174,000	8,116,910
Suning.com Co. Ltd., Class A	2,018,860	2,071,622
Sunny Optical Technology Group Co. Ltd.	611,700	16,109,306
TAL Education Group, ADR(a)	330,063	25,375,243
TCL Technology Group Corp., Class A	1,569,500	2,092,943
Tencent Holdings Ltd.	4,939,000	434,097,706
Tencent Music Entertainment Group, ADR(a)	319,967	8,511,122
Tianli Education International Holdings Ltd.	1,650,000	1,830,059
Tianneng Power International Ltd.(b)	774,000	1,529,264
Tingyi Cayman Islands Holding Corp.	1,622,000	3,229,838
Tong Ren Tang Technologies Co. Ltd., Class H	1,324,000	836,694
Tongcheng-Elong Holdings Ltd.(a)	894,000	1,600,330
Tongdao Liepin Group(a)	259,000	633,984

Security	Shares	Value

China (continued)
Tongwei Co. Ltd., Class A	293,100	$2,093,035
Topsports International Holdings Ltd.(c)	1,155,000	1,876,874
Towngas China Co. Ltd.	1,552,000	664,527
TravelSky Technology Ltd., Class H	767,000	1,713,270
Trip.com Group Ltd., ADR(a)(b)	408,127	12,990,682
Tsingtao Brewery Co. Ltd., Class H	440,000	4,247,438
Uni-President China Holdings Ltd.	1,338,000	1,620,333
Unisplendour Corp. Ltd., Class A	333,140	1,064,327
Vinda International Holdings Ltd.	505,000	1,706,378
Vipshop Holdings Ltd., ADR(a)(b)	386,982	10,611,046
Walvax Biotechnology Co. Ltd., Class A	131,000	805,322
Wanhua Chemical Group Co. Ltd., Class A	241,187	4,185,994
Want Want China Holdings Ltd.	4,201,000	3,023,218
Weibo Corp., ADR(a)	46,445	2,116,963
Weichai Power Co. Ltd., Class H	1,819,000	5,372,183
Weimob Inc.(a)(b)(c)	1,500,000	4,323,659
Wens Foodstuffs Group Co. Ltd., Class A	720,197	1,896,182
West China Cement Ltd.	4,158,000	605,962
Wharf Holdings Ltd. (The)	1,458,000	3,222,931
Will Semiconductor Co. Ltd. Shanghai, Class A	55,700	2,503,869
Wingtech Technology Co. Ltd., Class A	92,500	1,513,223
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	174,200	874,022
Wuliangye Yibin Co. Ltd., Class A	223,474	10,100,241
WuXi AppTec Co. Ltd., Class A	153,268	3,957,775
WuXi AppTec Co. Ltd., Class H(c)	229,792	5,482,634
Wuxi Biologics Cayman Inc.(a)(c)	2,682,000	37,736,892
Xiaomi Corp., Class B(a)(c)	12,311,400	46,363,146
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	835,900	1,880,293
Xinyi Solar Holdings Ltd.	3,727,600	8,172,611
XPeng Inc., ADR(a)(b)	178,660	8,607,839
Xtep International Holdings Ltd.	1,207,000	541,713
Yadea Group Holdings Ltd.(c)	1,262,000	3,287,709
Yanzhou Coal Mining Co. Ltd., Class H	1,562,000	1,208,690
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H(b)(c)	453,400	522,759
Yihai International Holding Ltd.	519,000	8,547,534
Yonghui Superstores Co. Ltd., Class A	1,364,800	1,444,961
Yonyou Network Technology Co. Ltd., Class A	283,600	1,897,080
Yuexiu Property Co. Ltd.	9,780,080	1,917,205
Yuexiu REIT	2,904,000	1,404,464
Yuexiu Transport Infrastructure Ltd.	1,722,000	1,159,274
Yum China Holdings Inc.	342,056	19,397,996
Yunnan Baiyao Group Co. Ltd., Class A	122,923	2,537,404
Yuzhou Group Holdings Co. Ltd.	2,226,000	777,995
Zai Lab Ltd., ADR(a)	63,227	10,120,746
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	55,400	2,567,614
Zhaojin Mining Industry Co. Ltd., Class H	1,434,500	1,555,891
Zhejiang Century Huatong Group Co. Ltd., Class A(a)	999,358	963,420
Zhejiang Expressway Co. Ltd., Class H	1,514,000	1,224,267
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	432,176	1,541,078
Zhenro Properties Group Ltd.	2,029,000	1,185,394
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	351,400	2,166,268
Zhongsheng Group Holdings Ltd.	516,500	3,034,180
Zhuzhou CRRC Times Electric Co. Ltd., Class H	463,300	2,330,288

86	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Zijin Mining Group Co. Ltd., Class H	5,942,000	$6,621,082
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	1,332,600	1,825,185
ZTE Corp., Class A	195,100	974,947
ZTE Corp., Class H	616,240	1,756,405
ZTO Express Cayman Inc., ADR	344,984	11,412,071

		2,882,875,044

Colombia — 0.0%
Bancolombia SA	192,501	1,654,467
Cementos Argos SA	242,160	397,209
Corp. Financiera Colombiana SA(a)	145,753	1,319,006
Ecopetrol SA	3,956,705	2,255,970
Grupo Argos SA	285,833	1,067,745
Grupo de Inversiones Suramericana SA	222,985	1,421,691
Interconexion Electrica SA ESP	401,819	2,602,516

		10,718,604

Cyprus — 0.0%
TCS Group Holding PLC(f)	102,204	4,174,547

Czech Republic — 0.0%
CEZ AS	170,288	4,107,641
Komercni Banka AS(a)	69,259	2,120,686

		6,228,327

Denmark — 1.5%
ALK-Abello A/S(a)	6,048	2,378,893
Alm Brand A/S	102,229	1,148,866
Ambu A/S, Series B(b)	145,346	6,896,931
AP Moller - Maersk A/S, Class A	2,621	4,987,692
AP Moller - Maersk A/S, Class B, NVS	5,271	10,951,833
Bavarian Nordic A/S(a)	65,561	2,353,856
Carlsberg A/S, Class B	85,920	12,633,973
Chemometec A/S	15,379	1,281,165
Chr Hansen Holding A/S(a)	91,243	8,295,631
Coloplast A/S, Class B	98,316	14,732,947
D/S Norden A/S	35,944	645,841
Danske Bank A/S(a)	565,600	9,723,848
Demant A/S(a)	88,654	3,197,452
Dfds A/S(a)	38,612	1,718,051
Drilling Co. of 1972 A/S (The)(a)	19,570	542,794
DSV PANALPINA A/S	180,235	28,251,144
FLSmidth & Co. A/S(a)	38,587	1,358,298
Genmab A/S(a)	56,928	22,782,359
GN Store Nord A/S	113,338	8,701,219
H Lundbeck A/S	49,551	1,774,188
ISS A/S(a)	124,126	2,149,192
Jyske Bank A/S, Registered(a)	49,225	1,857,396
Matas A/S(a)	62,442	777,210
Netcompany Group A/S(a)(c)	36,508	3,420,016
Nilfisk Holding A/S(a)	32,057	715,287
NKT A/S(a)	56,653	2,335,710
Novo Nordisk A/S, Class B	1,457,510	101,278,137
Novozymes A/S, Class B	175,576	10,588,478
Orsted A/S(c)	164,632	31,382,807
Pandora A/S	89,917	8,712,637
Per Aarsleff Holding A/S	26,047	1,210,449
Ringkjoebing Landbobank A/S	25,132	2,212,700
ROCKWOOL International A/S, Class B	7,854	2,978,927
Royal Unibrew A/S	44,820	4,448,323
Scandinavian Tobacco Group A/S(c)	88,082	1,601,360

Security	Shares	Value

Denmark (continued)
Schouw & Co. A/S	16,489	$1,667,215
SimCorp A/S	38,861	5,059,166
Spar Nord Bank A/S(a)	84,701	776,172
Sydbank A/S(a)	62,579	1,310,459
Topdanmark A/S	34,081	1,576,566
Tryg A/S	109,913	3,436,352
Vestas Wind Systems A/S	174,057	37,927,481
Zealand Pharma A/S(a)	32,434	1,045,284

		372,824,305

Egypt — 0.0%
Commercial International Bank Egypt SAE	1,096,281	4,394,893
Eastern Co. SAE	885,678	845,651
Egyptian Financial Group-Hermes Holding Co.(a)	1,171,993	1,178,707
EISewedy Electric Co.	1,227,238	813,211
Heliopolis Housing	597,183	232,259

		7,464,721

Finland — 0.8%
Adapteo OYJ(a)	45,848	482,666
Cargotec OYJ, Class B	43,659	1,903,123
Caverion OYJ(a)	99,859	718,207
Citycon OYJ(b)	95,585	939,461
Elisa OYJ	122,568	7,308,398
Finnair OYJ(a)(b)	660,272	499,748
Fortum OYJ	389,123	9,447,820
Huhtamaki OYJ	91,313	4,495,133
Kemira OYJ	135,874	2,306,074
Kesko OYJ, Class B	249,525	6,487,366
Kojamo OYJ	106,365	2,271,738
Kone OYJ, Class B	289,263	22,814,551
Konecranes OYJ	55,256	2,017,943
Metsa Board OYJ	201,893	2,176,858
Metso Outotec OYJ	536,889	5,381,198
Neles OYJ	103,318	1,334,289
Neste OYJ	375,083	26,557,517
Nokia OYJ(a)	4,854,121	23,376,785
Nokian Renkaat OYJ	112,353	4,130,419
Nordea Bank OYJ Abp(a)	2,765,534	22,531,140
Orion OYJ, Class B	93,944	4,318,776
Outokumpu OYJ(a)	328,235	1,534,079
Revenio Group OYJ	22,568	1,379,119
Sampo OYJ, Class A	405,021	17,064,641
Sanoma OYJ	93,077	1,786,652
Stora Enso OYJ, Class R	485,538	8,848,202
TietoEVRY OYJ	68,924	2,272,589
Tokmanni Group Corp.	65,105	1,262,373
UPM-Kymmene OYJ	435,315	15,596,205
Uponor OYJ	91,189	2,147,023
Valmet OYJ	114,742	3,687,132
Wartsila OYJ Abp	341,141	3,359,550
YIT OYJ	213,011	1,268,057

		211,704,832

France — 6.0%
ABC arbitrage	53,301	479,190
Accor SA(a)	155,747	5,265,910
Aeroports de Paris(a)	24,656	2,845,685
Air France-KLM(a)(b)	172,241	1,020,958
Air Liquide SA	405,433	66,495,676
Airbus SE(a)	504,621	51,006,930
Akka Technologies(a)(b)	12,594	352,675

S C H E D U L E O F I N V E S T M E N T S	87

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
AKWEL	26,168	$670,801
Albioma SA	38,465	1,960,371
ALD SA(c)	107,159	1,473,722
Alstom SA(a)	218,834	11,926,544
Alten SA(a)	26,423	2,796,024
Amundi SA(a)(c)	49,106	3,663,055
APERAM SA	45,677	1,978,325
Arkema SA	61,189	6,801,974
Atos SE(a)	85,967	6,629,934
AXA SA	1,620,230	36,022,040
Beneteau SA	42,920	587,657
BioMerieux	36,092	5,590,642
BNP Paribas SA(a)	959,420	46,367,543
Boiron SA	16,879	701,315
Bollore SA	755,866	3,072,637
Bonduelle SCA	27,891	687,861
Bouygues SA	197,121	7,764,016
Bureau Veritas SA(a)	240,094	6,326,761
Capgemini SE	140,959	20,464,506
Carrefour SA	503,174	8,552,172
Casino Guichard Perrachon SA(a)(b)	36,074	1,227,137
CGG SA(a)	801,274	817,324
Chargeurs SA	21,610	486,224
Cie. de Saint-Gobain(a)	447,978	22,357,728
Cie. Generale des Etablissements Michelin SCA	143,435	19,848,121
Cie. Plastic Omnium SA	63,121	2,484,617
CNP Assurances(a)	144,994	2,205,438
Coface SA(a)	118,313	1,167,156
Covivio	40,381	3,328,645
Credit Agricole SA(a)	957,086	10,906,724
Danone SA	513,114	34,261,086
Dassault Aviation SA(a)	1,752	1,835,835
Dassault Systemes SE	113,223	22,662,124
Derichebourg SA(a)	168,042	1,138,160
Edenred	221,842	12,066,225
Eiffage SA(a)	68,316	6,219,803
Electricite de France SA(a)	539,231	6,734,549
Elior Group SA(c)	89,836	568,083
Elis SA(a)	161,288	2,437,603
Engie SA(a)	1,563,635	24,353,644
Eramet SA(a)	7,657	413,496
EssilorLuxottica SA	242,635	34,488,940
Eurazeo SE(a)	34,818	2,444,962
Eurofins Scientific SE(a)	113,135	10,883,110
Eutelsat Communications SA	134,255	1,605,619
Faurecia SE(a)	68,458	3,605,403
Fnac Darty SA(a)	18,096	1,020,536
Gaztransport Et Technigaz SA	20,341	1,863,306
Gecina SA	39,178	5,597,449
Getlink SE(a)	404,044	6,243,905
Guerbet	9,353	378,955
Hermes International	26,875	27,511,259
ICADE	23,703	1,711,968
ID Logistics Group(a)	3,703	1,012,224
Iliad SA	13,869	2,572,068
Imerys SA	32,711	1,551,473
Innate Pharma SA(a)(b)	141,794	608,097
Interparfums SA(a)(b)	16,930	906,032
Ipsen SA	33,269	2,912,154
IPSOS	44,196	1,417,514

Security	Shares	Value

France (continued)
JCDecaux SA(a)	64,628	$1,260,976
Kaufman & Broad SA	19,396	891,905
Kering SA	65,089	42,827,901
Klepierre SA	168,193	4,060,190
Korian SA(a)(b)	56,760	2,103,211
La Francaise des Jeux SAEM(c)	70,390	3,031,571
Lagardere SCA(a)(b)	46,083	1,074,936
Legrand SA	237,656	21,914,476
LISI(a)	16,341	374,422
LNA Sante SA	10,831	649,376
L’Oreal SA	216,787	76,404,951
LVMH Moet Hennessy Louis Vuitton SE	237,886	144,012,540
Maisons du Monde SA(a)(c)	50,441	885,507
McPhy Energy SA(a)	29,988	1,120,297
Mercialys SA	57,712	524,455
Mersen SA(a)	26,773	819,668
Metropole Television SA(a)	31,597	538,189
Natixis SA(a)	786,066	2,982,439
Neoen SA(a)(c)	25,755	1,821,063
Nexans SA(a)	29,100	2,172,478
Nexity SA	39,218	1,769,571
Novacyt SA(a)	60,991	739,498
Orange SA	1,630,335	19,220,655
Orpea(a)	41,291	5,723,762
Pernod Ricard SA	179,286	33,913,728
Publicis Groupe SA	186,179	9,671,836
Quadient SA	45,056	985,841
Remy Cointreau SA	17,196	3,198,477
Renault SA(a)	162,672	6,964,489
Rexel SA(a)	214,013	3,266,955
Rubis SCA	75,492	3,424,647
Safran SA(a)	277,399	35,082,954
Sanofi	971,458	91,054,308
Sartorius Stedim Biotech	25,470	10,675,509
Schneider Electric SE	466,900	68,607,293
SCOR SE(a)	129,128	3,937,628
SEB SA	19,622	3,740,303
SES SA	328,304	2,807,950
Societe BIC SA	21,106	1,206,697
Societe Generale SA(a)	673,361	12,629,307
Sodexo SA(a)	71,547	6,385,323
SOITEC(a)	19,346	3,901,574
Solutions 30 SE(a)(b)	134,673	1,783,395
Sopra Steria Group(a)	14,745	2,452,386
SPIE SA(a)	103,445	2,299,859
STMicroelectronics NV	556,862	22,508,208
Suez SA	305,015	6,281,038
Tarkett SA(a)	30,148	539,513
Teleperformance	53,068	17,420,419
Television Francaise 1(a)	52,874	459,934
Thales SA	91,808	8,273,855
TOTAL SE	2,168,883	91,947,488
Trigano SA	9,238	1,627,371
Ubisoft Entertainment SA(a)	77,583	7,766,660
Unibail-Rodamco-Westfield(b)	119,565	10,095,537
Valeo SA	207,253	7,765,255
Veolia Environnement SA	467,036	12,516,889
Vicat SA	20,839	897,498
Vinci SA	442,107	41,132,328
Virbac SA(a)	4,803	1,251,643

88	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Vivendi SA	709,193	$21,815,676
Wendel SE	22,209	2,568,659
Worldline SA(a)(c)	211,196	17,976,137

		1,505,118,224

Germany — 5.0%
Aareal Bank AG(a)	55,968	1,281,036
adidas AG(a)	163,132	51,925,536
ADLER Group SA(a)(c)	69,072	2,086,141
ADVA Optical Networking SE(a)	52,985	582,562
Aixtron SE(a)	117,002	2,191,887
Allianz SE, Registered	357,019	80,901,631
alstria office REIT-AG	125,847	2,171,060
Amadeus Fire AG(a)	7,061	969,360
Aroundtown SA	885,468	6,170,531
AURELIUS Equity Opportunities SE & Co. KGaA(a)(b)	34,269	761,059
Aurubis AG	29,619	2,288,590
BASF SE	780,523	60,527,270
Bayer AG, Registered	837,421	50,782,662
Bayerische Motoren Werke AG	279,678	23,788,054
BayWa AG	24,354	958,641
Bechtle AG	25,909	5,511,596
Beiersdorf AG	79,382	8,712,497
Bertrandt AG	9,655	507,316
Bilfinger SE	32,718	1,109,795
Borussia Dortmund GmbH & Co. KGaA(a)	68,276	426,355
Brenntag AG	142,570	11,213,505
Cancom SE	33,567	1,998,247
Carl Zeiss Meditec AG, Bearer	35,769	5,605,793
Ceconomy AG(a)	153,662	990,358
Commerzbank AG(a)	864,280	5,754,076
CompuGroup Medical SE & Co. KgaA	21,216	2,103,266
Continental AG	95,939	13,491,391
Corestate Capital Holding SA(a)(b)	30,611	554,121
Covestro AG(c)	151,356	10,326,836
CTS Eventim AG & Co. KGaA(a)	53,381	3,157,023
Daimler AG, Registered	737,677	52,087,365
Delivery Hero SE(a)(c)	114,345	17,434,177
Deutsche Bank AG, Registered(a)	1,695,044	17,234,357
Deutsche Beteiligungs AG	11,515	503,625
Deutsche Boerse AG	161,066	25,947,047
Deutsche EuroShop AG(a)	55,785	1,198,230
Deutsche Lufthansa AG, Registered(a)	207,632	2,685,224
Deutsche Pfandbriefbank AG(a)(c)	165,228	1,629,972
Deutsche Post AG, Registered	849,155	42,101,164
Deutsche Telekom AG, Registered	2,851,093	50,917,756
Deutsche Wohnen SE	297,491	14,774,924
Deutz AG(a)	152,357	992,128
Duerr AG	49,672	2,024,022
E.ON SE	1,895,617	20,105,060
Eckert & Ziegler Strahlen- und Medizintechnik AG	21,393	1,426,871
Evonik Industries AG	173,257	5,721,116
Evotec SE(a)	116,951	4,617,723
Fraport AG Frankfurt Airport Services Worldwide(a)	29,530	1,606,527
Freenet AG	109,248	2,286,195
Fresenius Medical Care AG & Co. KGaA	178,395	14,477,704
Fresenius SE & Co. KGaA	349,920	15,631,582
GEA Group AG	134,057	4,648,191
Gerresheimer AG	27,801	2,963,794
Grand City Properties SA	93,459	2,329,909

Security	Shares	Value

Germany (continued)
Grenke AG(b)	24,758	$1,232,015
Hamborner REIT AG	217,540	2,467,670
Hamburger Hafen und Logistik AG	48,943	1,058,403
Hannover Rueck SE	51,042	7,937,399
HeidelbergCement AG	121,755	9,026,088
HelloFresh SE(a)	131,146	11,121,184
Henkel AG & Co. KGaA	92,405	8,666,691
HOCHTIEF AG	19,145	1,785,148
Hugo Boss AG	44,794	1,599,955
Hypoport SE(a)	3,439	2,348,059
Indus Holding AG	31,823	1,291,303
Infineon Technologies AG	1,125,315	45,286,685
Jenoptik AG	54,248	1,884,909
K+S AG, Registered	178,491	2,023,199
KION Group AG	64,218	5,567,397
Kloeckner & Co. SE(a)	98,449	904,817
Knorr-Bremse AG	60,236	7,989,871
Koenig & Bauer AG(a)	11,636	360,200
Krones AG	14,058	1,166,500
KWS Saat SE & Co. KGaA	16,842	1,475,263
LANXESS AG	73,922	5,582,455
LEG Immobilien AG	61,693	8,874,178
Merck KGaA	112,168	18,764,779
METRO AG	431,957	5,055,775
MorphoSys AG(a)	28,335	3,403,176
MTU Aero Engines AG	46,619	10,874,385
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	120,530	32,039,300
Nemetschek SE	50,600	3,577,783
New Work SE	2,401	666,529
Nordex SE(a)	76,798	2,194,460
Norma Group SE	30,504	1,526,102
OSRAM Licht AG(a)	39,668	2,477,102
PATRIZIA AG	65,181	1,995,548
Pfeiffer Vacuum Technology AG	6,125	1,336,451
ProSiebenSat.1 Media SE(a)	178,630	3,246,583
Puma SE(a)	85,020	8,343,831
Rational AG(b)	3,997	3,853,201
Rheinmetall AG	36,240	3,845,404
RWE AG	551,583	23,762,391
Salzgitter AG(a)	42,139	1,096,590
SAP SE	894,808	113,928,317
Scout24 AG(c)	94,540	7,327,854
SGL Carbon SE(a)(b)	62,143	471,860
Siemens AG, Registered	652,311	101,391,509
Siemens Healthineers AG(c)	223,535	12,568,383
Siltronic AG	18,745	3,211,035
Sixt SE(a)(b)	20,524	2,393,722
Software AG	44,195	1,796,551
Stabilus SA	25,696	1,927,716
Stroeer SE & Co. KGaA	29,513	2,669,430
Suedzucker AG	68,171	996,336
Symrise AG	114,454	14,280,452
TAG Immobilien AG	129,536	3,994,134
Takkt AG(a)	28,113	353,157
TeamViewer AG(a)(c)	132,077	6,853,262
Telefonica Deutschland Holding AG	760,109	2,087,935
thyssenkrupp AG(a)	328,350	3,831,953
TUI AG(b)	664,652	3,221,832
Uniper SE	171,008	6,004,195

S C H E D U L E O F I N V E S T M E N T S	89

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
United Internet AG, Registered(f)	88,448	$3,852,279
Varta AG(a)(b)	17,140	3,065,202
Volkswagen AG	30,473	6,460,278
Vonovia SE	454,174	30,424,929
Vossloh AG(a)	18,034	945,395
Wacker Neuson SE(a)	34,583	697,447
Washtec AG(a)	9,971	593,575
Zalando SE(a)(c)	136,233	15,677,057
zooplus AG(a)	6,348	1,473,027

		1,274,400,459

Greece — 0.1%
Alpha Bank AE(a)	1,218,536	1,117,702
Eurobank Ergasias Services and Holdings SA, Series A(a)	2,333,684	1,557,655
FF Group(a)(e)	16,274	198
Hellenic Telecommunications Organization SA	177,185	2,583,145
JUMBO SA	81,083	1,275,675
Motor Oil Hellas Corinth Refineries SA	71,438	1,006,764
Mytilineos SA	112,257	1,644,755
National Bank of Greece SA(a)	521,558	1,236,233
OPAP SA	176,829	2,174,075
Piraeus Financial Holdings SA(a)(b)	212,505	232,355
Public Power Corp. SA(a)(b)	153,249	1,315,377
Terna Energy SA	106,943	1,826,746
Titan Cement International SA	30,169	530,726

		16,501,406

Hong Kong — 2.0%
AIA Group Ltd.	10,420,400	125,990,637
ASM Pacific Technology Ltd.	212,800	3,103,965
Atlas Corp.	116,196	1,306,043
Bank of East Asia Ltd. (The)	1,031,000	2,236,492
BOC Hong Kong Holdings Ltd.	3,027,000	9,056,972
Brightoil Petroleum Holdings Ltd.(a)(e)	1,325,000	2
Budweiser Brewing Co. APAC Ltd.(c)	1,457,500	4,896,648
Cafe de Coral Holdings Ltd.	432,000	888,085
Champion REIT	2,229,000	1,282,117
Chow Sang Sang Holdings International Ltd.	552,000	664,207
CK Asset Holdings Ltd.	2,206,888	11,085,885
CK Hutchison Holdings Ltd.	2,269,888	15,720,318
CK Infrastructure Holdings Ltd.	537,000	2,863,732
CLP Holdings Ltd.	1,400,000	13,126,382
Comba Telecom Systems Holdings Ltd.(b)	2,524,000	751,941
Dah Sing Banking Group Ltd.	555,200	552,776
Dah Sing Financial Holdings Ltd.	226,400	642,365
ESR Cayman Ltd.(a)(c)	1,448,000	5,172,862
FIH Mobile Ltd.(a)(b)	4,795,000	754,451
First Pacific Co. Ltd.	2,905,000	899,166
Futu Holdings Ltd., ADR(a)(b)	36,198	3,598,443
Galaxy Entertainment Group Ltd.	1,832,000	13,892,660
Guotai Junan International Holdings Ltd.(b)	5,064,000	803,307
Haitong International Securities Group Ltd.	4,230,000	1,178,357
Hang Lung Group Ltd.	647,000	1,640,478
Hang Lung Properties Ltd.	1,630,000	4,351,516
Hang Seng Bank Ltd.(b)	657,000	11,887,914
Health and Happiness H&H International Holdings Ltd.	236,500	1,154,462
Henderson Land Development Co. Ltd.	1,218,941	4,983,386
HK Electric Investments & HK Electric Investments Ltd.	2,970,500	2,934,546

Security	Shares	Value

Hong Kong (continued)
HKBN Ltd.	1,163,500	$1,686,612
HKT Trust & HKT Ltd.	3,062,600	4,036,675
Hong Kong & China Gas Co. Ltd.	9,279,587	13,332,035
Hong Kong Exchanges & Clearing Ltd.	1,039,400	66,676,240
Hongkong Land Holdings Ltd.	1,058,000	4,898,540
Hutchison Telecommunications Hong Kong Holdings Ltd.	2,684,000	425,765
Hysan Development Co. Ltd.	492,000	1,792,529
IGG Inc.(b)	1,047,000	1,361,099
Jardine Matheson Holdings Ltd.	190,500	11,010,900
Jardine Strategic Holdings Ltd.	181,700	4,722,383
Johnson Electric Holdings Ltd.	486,250	1,439,212
K Wah International Holdings Ltd.	2,079,000	984,018
Kerry Logistics Network Ltd.	737,000	1,574,021
Kerry Properties Ltd.	496,000	1,288,960
KWG Living Group Holdings Ltd.(a)	1,842,250	1,941,124
Lifestyle International Holdings Ltd.(a)	742,500	528,589
Link REIT	1,817,900	15,872,351
Luk Fook Holdings International Ltd.	412,000	893,729
Man Wah Holdings Ltd.	1,639,600	3,637,047
Melco International Development Ltd.	667,000	1,168,176
Melco Resorts & Entertainment Ltd., ADR	183,119	2,928,073
MGM China Holdings Ltd.	654,000	988,526
MTR Corp. Ltd.	1,177,000	6,853,570
New World Development Co. Ltd.	1,205,416	5,604,345
Nissin Foods Co. Ltd.	932,000	798,117
NWS Holdings Ltd.	1,382,000	1,333,191
Pacific Basin Shipping Ltd.	5,064,000	881,678
Pacific Textiles Holdings Ltd.	1,371,000	852,250
PCCW Ltd.	5,122,000	2,853,684
Power Assets Holdings Ltd.	1,157,500	6,165,292
Sa Sa International Holdings Ltd.(a)	2,034,000	301,669
Sands China Ltd.	1,980,000	7,877,764
Shangri-La Asia Ltd.(a)	1,118,000	951,630
Shun Tak Holdings Ltd.	1,892,000	553,898
Sino Land Co. Ltd.	2,464,000	3,431,998
SITC International Holdings Co. Ltd.	1,355,000	3,114,079
SJM Holdings Ltd.	1,483,000	1,595,107
SmarTone Telecommunications Holdings Ltd.	688,500	370,273
Sun Hung Kai Properties Ltd.	1,102,000	15,065,032
Suncity Group Holdings Ltd.(a)(b)	2,190,000	169,464
Swire Pacific Ltd., Class A	359,000	2,247,845
Swire Properties Ltd.	991,200	2,882,640
Techtronic Industries Co. Ltd.	1,260,500	18,987,522
Television Broadcasts Ltd.	271,800	263,603
Town Health International Medical Group Ltd.(a)(b)(e)	1,647,000	718
Value Partners Group Ltd.	1,580,000	1,049,414
Vitasoy International Holdings Ltd.(b)	642,000	2,802,698
VTech Holdings Ltd.	176,300	1,411,973
WH Group Ltd.(c)	7,620,500	6,191,653
Wharf Real Estate Investment Co. Ltd.(b)	1,485,000	7,880,956
Wynn Macau Ltd.(a)	1,079,600	1,715,364
Xinyi Glass Holdings Ltd.	1,488,000	3,607,808
Yue Yuen Industrial Holdings Ltd.	717,500	1,565,687

		499,987,641

Hungary — 0.1%
Magyar Telekom Telecommunications PLC	371,451	497,512
MOL Hungarian Oil & Gas PLC(a)	352,244	2,661,669
OTP Bank Nyrt(a)	201,915	9,278,116

90	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hungary (continued)
Richter Gedeon Nyrt	128,031	$3,627,913

		16,065,210

India — 2.9%
3M India Ltd.(a)	2,801	735,627
Aarti Industries Ltd.	104,411	1,658,970
Aavas Financiers Ltd.(a)	45,453	1,126,201
ACC Ltd.	69,845	1,535,374
Adani Gas Ltd.	360,181	1,881,126
Adani Green Energy Ltd.(a)	346,991	4,779,211
Adani Ports & Special Economic Zone Ltd.	566,600	3,958,279
Adani Power Ltd.(a)	1,179,178	829,110
Aditya Birla Fashion and Retail Ltd.(a)	349,649	719,330
AIA Engineering Ltd.	58,871	1,576,792
Ambuja Cements Ltd.	687,903	2,294,424
Apollo Hospitals Enterprise Ltd.	91,070	3,196,999
Apollo Tyres Ltd.	538,230	1,450,698
Ashok Leyland Ltd.	1,565,227	2,377,017
Asian Paints Ltd.	346,247	11,424,585
Astral Poly Technik Ltd.	116,124	2,732,479
AU Small Finance Bank Ltd.(a)(c)	114,865	1,373,625
Aurobindo Pharma Ltd.	277,045	3,437,431
Avenue Supermarts Ltd.(a)(c)	143,798	5,225,883
Axis Bank Ltd.(a)	1,952,292	17,738,135
Bajaj Auto Ltd.	79,510	4,365,422
Bajaj Finance Ltd.	240,424	15,601,692
Bajaj Finserv Ltd.	35,675	4,265,133
Balkrishna Industries Ltd.	109,955	2,393,737
Balrampur Chini Mills Ltd.(a)	473,446	1,111,261
Bandhan Bank Ltd.(a)(c)	628,761	2,666,805
Bata India Ltd.	87,758	1,805,799
Berger Paints India Ltd.	248,846	2,410,866
Bharat Forge Ltd.	295,389	2,363,598
Bharat Petroleum Corp. Ltd.	599,465	3,151,792
Bharti Airtel Ltd.	1,127,674	8,556,474
Biocon Ltd.(a)	399,524	2,035,952
Britannia Industries Ltd.	95,041	4,560,691
Century Textiles & Industries Ltd.	134,215	770,596
CESC Ltd.	70,884	593,129
Cipla Ltd.	404,464	4,578,493
City Union Bank Ltd.	402,943	934,733
Coal India Ltd.	1,148,797	1,982,368
Coforge Ltd.	27,342	896,710
Colgate-Palmolive India Ltd.	86,154	1,893,239
Container Corp. of India Ltd.	272,210	1,617,366
Crompton Greaves Consumer Electricals Ltd.	524,075	3,072,548
Dabur India Ltd.	498,985	3,519,089
DCB Bank Ltd.(a)	434,322	597,074
Dhani Services Ltd.	303,135	1,417,621
Divi’s Laboratories Ltd.	123,689	5,712,903
DLF Ltd.	737,839	2,583,347
Dr Lal PathLabs Ltd.(c)	44,191	1,361,284
Dr. Reddy’s Laboratories Ltd.	107,416	6,776,365
Edelweiss Financial Services Ltd.(a)	549,055	466,576
Eicher Motors Ltd.	123,781	4,655,869
Escorts Ltd.	96,427	1,593,504
Exide Industries Ltd.	660,670	1,752,188
FDC Ltd./India	279,033	1,114,258
Federal Bank Ltd.(a)	1,911,747	1,894,453
Finolex Cables Ltd.	192,485	965,855
Fortis Healthcare Ltd.(a)	587,056	1,299,875

Security	Shares	Value

India (continued)
GAIL India Ltd.	1,501,579	$2,578,781
Gillette India Ltd.	15,005	1,156,018
Glenmark Pharmaceuticals Ltd.	211,946	1,369,835
GMR Infrastructure Ltd.(a)	3,901,085	1,275,231
Godrej Consumer Products Ltd.	345,990	3,531,270
Godrej Industries Ltd.(a)	121,286	727,533
Godrej Properties Ltd.(a)	102,638	1,768,592
Grasim Industries Ltd.	323,986	4,687,717
Havells India Ltd.	270,035	3,866,764
HCL Technologies Ltd.	996,153	12,479,219
HDFC Asset Management Co. Ltd.(c)	49,452	1,949,714
HDFC Life Insurance Co. Ltd.(a)(c)	664,264	6,172,393
HEG Ltd.	31,791	407,954
Hero MotoCorp Ltd.	112,231	5,008,631
Hindalco Industries Ltd.	1,419,579	4,403,108
Hindustan Petroleum Corp. Ltd.	581,767	1,743,068
Hindustan Unilever Ltd.	726,364	22,538,589
Housing Development Finance Corp. Ltd.	1,478,528	48,185,908
ICICI Bank Ltd.(a)	4,488,464	33,035,981
ICICI Lombard General Insurance Co. Ltd.(a)(c)	179,789	3,241,673
ICICI Prudential Life Insurance Co. Ltd.(a)(c)	292,943	1,931,272
IDFC First Bank Ltd.(a)	3,652,214	2,362,726
IIFL Wealth Management Ltd.	27,807	386,424
Indiabulls Housing Finance Ltd.	335,780	878,339
Indiabulls Real Estate Ltd.(a)	381,735	389,531
Indian Hotels Co. Ltd. (The)	764,134	1,273,557
Indian Oil Corp. Ltd.	1,764,195	2,254,813
Indraprastha Gas Ltd.	265,487	1,876,894
Indus Towers Ltd.	421,139	1,336,262
Info Edge India Ltd.	74,450	4,453,122
Infosys Ltd.	2,969,441	50,428,809
InterGlobe Aviation Ltd.(a)(c)	98,441	2,088,296
Ipca Laboratories Ltd.	59,805	1,518,117
ITC Ltd.	2,595,660	7,230,920
Jindal Steel & Power Ltd.(a)	516,315	1,852,323
JSW Steel Ltd.	855,414	4,301,105
Jubilant Foodworks Ltd.	87,710	3,113,789
Jubilant Life Sciences Ltd.	103,278	1,261,815
Kajaria Ceramics Ltd.	107,215	1,211,900
Karur Vysya Bank Ltd. (The)(a)	859,095	499,843
Kotak Mahindra Bank Ltd.(a)	484,121	11,366,160
Larsen & Toubro Infotech Ltd.(c)	45,072	2,448,751
Larsen & Toubro Ltd.	567,606	10,383,549
LIC Housing Finance Ltd.	341,674	1,853,076
Lupin Ltd.	205,552	2,838,736
Mahanagar Gas Ltd.	81,644	1,158,302
Mahindra & Mahindra Financial Services Ltd.(a)	675,097	1,431,898
Mahindra & Mahindra Ltd.	778,646	7,999,905
Manappuram Finance Ltd.	749,650	1,603,898
Marico Ltd.	477,481	2,719,862
Maruti Suzuki India Ltd.	120,413	11,893,837
Max Financial Services Ltd.(a)	232,136	2,173,093
Mindtree Ltd.	84,632	1,908,338
Motherson Sumi Systems Ltd.	1,095,910	2,177,250
Motilal Oswal Financial Services Ltd.	69,773	589,953
Mphasis Ltd.	96,698	2,029,584
MRF Ltd.	1,643	1,893,169
Muthoot Finance Ltd.	103,593	1,570,152
Natco Pharma Ltd.	149,183	1,820,315
National Aluminium Co. Ltd.	1,388,499	911,583

S C H E D U L E O F I N V E S T M E N T S	91

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
NBCC India Ltd.	801,797	$342,874
Nestle India Ltd.	28,872	6,751,046
NTPC Ltd.	3,674,980	4,480,393
Oil & Natural Gas Corp. Ltd.	2,200,893	2,663,636
Page Industries Ltd.	6,306	2,348,860
Persistent Systems Ltd.	55,486	1,159,190
Petronet LNG Ltd.	688,979	2,238,049
PI Industries Ltd.	87,813	2,429,661
Pidilite Industries Ltd.	138,541	3,171,575
Piramal Enterprises Ltd.	100,498	1,806,443
PNB Housing Finance Ltd.(a)(c)	76,427	351,286
Power Grid Corp. of India Ltd.	1,889,147	4,775,948
Procter & Gamble Health Ltd.	14,357	1,399,257
PVR Ltd.	57,390	1,115,825
Radico Khaitan Ltd.	167,062	1,120,730
Rajesh Exports Ltd.	73,948	484,017
RBL Bank Ltd.(c)	406,559	1,191,369
REC Ltd.	1,331,471	2,418,036
Reliance Industries Ltd.	2,481,846	62,656,747
SBI Life Insurance Co. Ltd.(a)(c)	365,653	4,332,357
Shree Cement Ltd.	9,631	3,006,170
Shriram Transport Finance Co. Ltd.	173,716	3,074,673
Siemens Ltd.	82,051	1,784,126
SRF Ltd.	30,865	2,271,704
State Bank of India(a)	1,713,641	6,625,797
Sterlite Technologies Ltd.	248,665	613,483
Strides Pharma Science Ltd.	94,148	1,050,584
Sun Pharmaceutical Industries Ltd.	790,680	6,352,750
Symphony Ltd.	38,418	528,721
Tata Chemicals Ltd.	305,488	1,990,110
Tata Consultancy Services Ltd.	806,535	34,394,362
Tata Consumer Products Ltd.	620,831	4,763,448
Tata Elxsi Ltd.	64,624	2,383,187
Tata Motors Ltd.(a)	1,559,530	5,615,248
Tata Power Co. Ltd. (The)	1,662,057	1,717,641
Tata Steel Ltd.	601,096	4,951,462
Tech Mahindra Ltd.	540,849	7,126,812
Titan Co. Ltd.	323,954	6,306,358
Torrent Pharmaceuticals Ltd.	59,126	2,113,617
Torrent Power Ltd.	240,861	1,019,434
Trent Ltd.	156,054	1,329,432
Tube Investments of India Ltd.	120,578	1,287,752
UltraTech Cement Ltd.	102,814	7,507,071
United Spirits Ltd.(a)	278,784	2,211,243
UPL Ltd.	518,572	3,984,887
Varun Beverages Ltd.	128,191	1,578,844
Vedanta Ltd.	1,828,141	4,040,402
VIP Industries Ltd.	127,534	593,795
Vodafone Idea Ltd.(a)	9,609,742	1,475,180
Voltas Ltd.	169,717	2,112,390
Wipro Ltd.	1,063,797	6,093,212
Yes Bank Ltd.(a)	12,345	2,665
Yes Bank Ltd., New	1,119,298	190,122
Zee Entertainment Enterprises Ltd.	769,205	2,319,423

		738,592,612

Indonesia — 0.4%
Adaro Energy Tbk PT	14,881,600	1,272,838
AKR Corporindo Tbk PT	1,504,600	304,566
Aneka Tambang Tbk	9,536,800	1,509,030
Astra International Tbk PT	17,924,100	7,793,087

Security	Shares	Value

Indonesia (continued)
Bank Central Asia Tbk PT	8,610,300	$20,743,274
Bank Mandiri Persero Tbk PT	16,507,700	7,736,146
Bank Negara Indonesia Persero Tbk PT	6,508,500	2,574,638
Bank Rakyat Indonesia Persero Tbk PT	49,018,200	14,604,139
Bank Tabungan Negara Persero Tbk PT	5,990,793	670,388
Barito Pacific Tbk PT(a)	25,811,800	1,628,186
Bukit Asam Tbk PT	3,450,100	634,445
Bumi Serpong Damai Tbk PT(a)	10,430,300	836,357
Charoen Pokphand Indonesia Tbk PT	6,799,800	2,786,803
Ciputra Development Tbk PT	13,069,796	838,405
Gudang Garam Tbk PT(a)	421,300	1,132,826
Hanson International Tbk PT(a)(e)	63,791,600	0	(d)
Indah Kiat Pulp & Paper Corp. Tbk PT	2,694,400	2,477,388
Indocement Tunggal Prakarsa Tbk PT	1,634,000	1,557,716
Indofood CBP Sukses Makmur Tbk PT	2,300,700	1,492,257
Indofood Sukses Makmur Tbk PT	3,960,000	1,707,627
Japfa Comfeed Indonesia Tbk PT	8,792,700	852,322
Jasa Marga Persero Tbk PT	2,579,438	794,239
Kalbe Farma Tbk PT	19,653,100	2,052,159
Medco Energi Internasional Tbk PT(a)	9,904,720	458,879
Media Nusantara Citra Tbk PT(a)	5,135,500	378,848
Merdeka Copper Gold Tbk PT(a)	9,990,900	1,815,880
Mitra Adiperkasa Tbk PT(a)	16,536,500	907,563
Pabrik Kertas Tjiwi Kimia Tbk PT	1,390,400	1,308,145
Pakuwon Jati Tbk PT(a)	14,931,900	512,985
Perusahaan Gas Negara Tbk PT	10,736,000	1,029,217
Pool Advista Indonesia Tbk PT(a)(e)	1,914,800	1
PP Persero Tbk PT	3,047,500	355,143
Sarana Menara Nusantara Tbk PT	21,564,500	1,475,547
Semen Indonesia Persero Tbk PT	2,746,800	2,075,273
Summarecon Agung Tbk PT(a)	12,521,400	620,269
Surya Citra Media Tbk PT(a)	7,892,900	1,226,409
Telkom Indonesia Persero Tbk PT	42,796,700	9,486,653
Tower Bersama Infrastructure Tbk PT	10,488,600	1,674,588
Trada Alam Minera Tbk PT(a)(e)	39,223,500	0	(d)
Unilever Indonesia Tbk PT	6,176,600	3,048,678
United Tractors Tbk PT	1,505,600	2,452,100
Waskita Karya Persero Tbk PT	4,464,300	450,248
Wijaya Karya Persero Tbk PT	3,275,700	420,261
XL Axiata Tbk PT	3,313,600	524,319

		106,219,842

Ireland — 0.4%
AIB Group PLC(a)	671,525	1,199,279
Bank of Ireland Group PLC(a)	852,710	3,190,749
C&C Group PLC(a)	349,328	1,108,101
CRH PLC(a)	690,261	28,831,003
Dalata Hotel Group PLC(a)	175,510	712,178
Flutter Entertainment PLC(a)	139,409	26,057,266
Glanbia PLC	187,717	2,321,624
Grafton Group PLC	222,903	2,652,273
Greencore Group PLC(a)	452,215	722,823
Hibernia REIT PLC	1,449,707	1,930,329
Kerry Group PLC, Class A	142,765	19,408,518
Kingspan Group PLC(a)	143,237	9,745,043
Origin Enterprises PLC	99,889	397,438
Smurfit Kappa Group PLC	209,136	10,081,868
UDG Healthcare PLC	229,653	2,573,334

		110,931,826

92	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Israel — 0.6%
Airport City Ltd.(a)	84,062	$1,219,878
Alony Hetz Properties & Investments Ltd.(b)	163,957	2,094,453
Amot Investments Ltd.	228,264	1,275,374
AudioCodes Ltd.	37,477	1,140,226
Azrieli Group Ltd.	40,114	2,473,980
Bank Hapoalim BM(a)(b)	1,043,392	7,454,393
Bank Leumi Le-Israel BM	1,408,643	8,816,652
Bezeq The Israeli Telecommunication Corp. Ltd.(a)	1,989,763	2,053,976
Caesarstone Ltd.	34,059	428,462
Check Point Software Technologies Ltd.(a)(b)	94,245	12,038,856
Clal Insurance Enterprises Holdings Ltd.(a)	58,214	870,020
Compugen Ltd.(a)(b)	92,120	1,120,179
CyberArk Software Ltd.(a)	35,202	5,641,121
Danel Adir Yeoshua Ltd.	7,545	1,135,678
Delek Group Ltd.(a)	15,959	505,769
Elbit Systems Ltd.	23,240	3,242,659
Enlight Renewable Energy Ltd.(a)	868,590	1,636,247
Fattal Holdings 1998 Ltd.(a)	7,914	781,904
First International Bank of Israel Ltd.	139,464	3,688,325
Fiverr International Ltd.(a)(b)	12,004	2,478,946
Gazit-Globe Ltd.	178,958	1,093,866
Harel Insurance Investments & Financial Services Ltd.(a)	133,200	1,152,939
ICL Group Ltd.	674,718	3,637,993
Isracard Ltd.	336,519	1,279,170
Israel Corp. Ltd. (The)(a)	5,141	1,069,230
Israel Discount Bank Ltd., Class A	1,144,284	4,496,362
Ituran Location and Control Ltd.	22,127	423,511
Kornit Digital Ltd.(a)	39,746	3,602,379
Mehadrin Ltd.(a)	1	32
Melisron Ltd.	24,843	1,289,442
Mivne Real Estate KD Ltd.	750,621	1,814,847
Mizrahi Tefahot Bank Ltd.	129,617	3,058,681
Nice Ltd.(a)	57,817	15,004,565
Nova Measuring Instruments Ltd.(a)	34,704	2,591,701
Oil Refineries Ltd.(a)	2,822,665	568,790
Paz Oil Co. Ltd.	12,635	1,253,740
Phoenix Holdings Ltd. (The)(a)	131,877	1,046,867
Radware Ltd.(a)	51,058	1,447,494
REIT 1 Ltd.	247,698	1,151,028
Shapir Engineering and Industry Ltd.(b)	188,817	1,372,041
Shikun & Binui Ltd.(a)(b)	279,006	1,618,513
Shufersal Ltd.(b)	211,562	1,773,082
Strauss Group Ltd.	77,159	2,203,836
Teva Pharmaceutical Industries Ltd., ADR(a)	949,299	11,182,742
Tower Semiconductor Ltd.(a)	101,143	2,933,355
UroGen Pharma Ltd.(a)(b)	29,041	640,935
Wix.com Ltd.(a)	48,983	12,101,250

		139,905,489

Italy — 1.4%
A2A SpA	1,364,463	2,221,299
ACEA SpA	51,341	1,019,818
AMCO - Asset Management Co. SpA, NVS(a)(e)	261	—
Amplifon SpA(a)	115,113	4,577,316
Anima Holding SpA(c)	354,908	1,653,998
Assicurazioni Generali SpA(a)	882,882	15,113,122
ASTM SpA(a)	59,344	1,323,701
Atlantia SpA(a)	439,137	6,991,616
Autogrill SpA(a)	146,200	777,258
Azimut Holding SpA	101,043	2,131,064

Security	Shares	Value

Italy (continued)
Banca Generali SpA(a)	58,679	$1,826,427
Banca IFIS SpA(a)	24,347	247,726
Banca Mediolanum SpA(a)	209,333	1,664,516
Banca Monte dei Paschi di Siena SpA(a)(b)	248,749	311,876
Banca Popolare di Sondrio SCPA(a)	584,141	1,437,797
Banco BPM SpA(a)	1,261,873	2,778,652
Bio On SpA(a)(b)(e)	4,387	0	(d)
BPER Banca(a)	975,458	1,800,735
Brunello Cucinelli SpA(a)(b)	36,156	1,451,313
Buzzi Unicem SpA	90,781	2,242,192
Cerved Group SpA(a)	190,610	1,627,952
CIR SpA-Compagnie Industriali(a)	1,261,623	705,063
CNH Industrial NV(a)	888,589	11,394,616
Credito Emiliano SpA(a)	201,567	1,040,756
Credito Valtellinese SpA(a)	95,232	1,332,834
Danieli & C Officine Meccaniche SpA	51,355	1,016,976
Datalogic SpA(b)	22,555	393,768
De’ Longhi SpA	66,320	2,386,548
DiaSorin SpA	22,671	4,974,265
Enav SpA(c)	241,478	1,026,214
Enel SpA	7,016,940	69,827,297
Eni SpA	2,147,231	21,787,620
ERG SpA	81,963	2,507,345
Falck Renewables SpA	159,043	1,229,854
Ferrari NV	108,462	22,697,466
Fincantieri SpA(a)(b)	418,499	262,861
FinecoBank Banca Fineco SpA(a)	392,954	6,146,523
Freni Brembo SpA(a)	159,763	2,181,640
GVS SpA(a)(c)	62,914	1,142,692
Hera SpA	724,979	2,540,161
Infrastrutture Wireless Italiane SpA(c)	286,776	3,088,603
Interpump Group SpA	74,394	3,347,722
Intesa Sanpaolo SpA(a)	14,029,372	30,768,342
Iren SpA	668,237	1,651,285
Italgas SpA	433,838	2,610,050
Juventus Football Club SpA(a)(b)	613,111	572,059
Leonardo SpA	116,988	815,250
Maire Tecnimont SpA(a)(b)	167,010	383,076
MARR SpA(a)	39,249	819,204
Mediaset SpA(a)	323,496	840,267
Mediobanca Banca di Credito Finanziario SpA(a)	557,308	4,985,969
Moncler SpA(a)	167,690	9,495,696
Nexi SpA(a)(c)	391,474	6,967,566
Piaggio & C SpA	382,594	1,359,115
Pirelli & C SpA(a)(c)	335,126	1,754,793
Poste Italiane SpA(c)	448,502	4,400,492
Prysmian SpA	222,945	7,215,601
Recordati Industria Chimica e Farmaceutica SpA	99,004	5,138,360
Reply SpA	19,907	2,442,686
Saipem SpA(b)	446,208	1,175,269
Salvatore Ferragamo SpA(a)(b)	62,127	1,212,933
Saras SpA(a)	601,480	396,425
Snam SpA	1,800,819	9,468,863
Societa Cattolica di Assicurazioni SC(a)	168,998	791,287
Tamburi Investment Partners SpA	160,071	1,289,338
Technogym SpA(a)(c)	116,278	1,192,993
Telecom Italia SpA/Milano	6,131,280	2,632,439
Tenaris SA	335,337	2,619,588
Terna Rete Elettrica Nazionale SpA	1,268,360	9,236,338
Tod’s SpA(a)(b)	11,789	370,092

S C H E D U L E O F I N V E S T M E N T S	93

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Italy (continued)
UniCredit SpA(a)	1,828,848	$16,790,652
Unipol Gruppo SpA(a)	393,229	1,731,308

		343,356,538

Japan — 16.2%
77 Bank Ltd. (The)	68,700	864,205
ABC-Mart Inc.	21,800	1,238,932
Acom Co. Ltd.	520,500	2,286,929
Activia Properties Inc.	549	2,197,154
Adastria Co. Ltd.	34,800	636,202
ADEKA Corp.	116,500	1,950,661
Advance Residence Investment Corp.	1,181	3,496,920
Advantest Corp.	174,500	13,817,327
Aeon Co. Ltd.	564,700	17,669,967
Aeon Delight Co. Ltd.	36,300	950,363
AEON Financial Service Co. Ltd.	108,900	1,306,446
Aeon Mall Co. Ltd.	103,400	1,671,071
AGC Inc.	166,000	5,755,576
Ai Holdings Corp.	74,800	1,408,193
Aica Kogyo Co. Ltd.	56,200	1,830,479
Aichi Bank Ltd. (The)	15,800	420,599
Aiful Corp.(a)	502,900	1,277,725
Ain Holdings Inc.	25,600	1,606,495
Air Water Inc.	131,800	2,131,309
Aisin Seiki Co. Ltd.	134,500	4,117,412
Ajinomoto Co. Inc.	404,300	9,549,968
Akatsuki Inc.(b)	10,100	459,201
Alfresa Holdings Corp.	154,600	3,078,858
Alps Alpine Co. Ltd.	171,000	2,280,109
Amada Co. Ltd.	237,100	2,660,991
Amano Corp.	72,600	1,686,453
ANA Holdings Inc.(a)	79,200	1,679,393
AnGes Inc.(a)(b)	133,200	1,524,176
Anicom Holdings Inc.	89,700	972,439
Anritsu Corp.(b)	112,700	2,780,497
Aozora Bank Ltd.	75,000	1,379,722
Arcs Co. Ltd.	59,400	1,314,579
Ariake Japan Co. Ltd.	20,900	1,355,471
Aruhi Corp.	48,300	796,273
As One Corp.	17,100	2,505,506
Asahi Group Holdings Ltd.	390,700	15,718,309
Asahi Holdings Inc.	69,400	2,654,826
Asahi Intecc Co. Ltd.	162,800	5,349,176
Asahi Kasei Corp.	1,067,300	11,871,349
Asics Corp.	128,600	2,261,355
ASKUL Corp.	22,600	798,701
Astellas Pharma Inc.	1,592,300	25,741,131
Atom Corp.(b)	252,000	2,151,851
Autobacs Seven Co. Ltd.	137,800	1,892,702
Avex Inc.	106,200	1,293,328
Awa Bank Ltd. (The)	40,100	834,978
Azbil Corp.	107,900	5,503,472
Bandai Namco Holdings Inc.	178,000	15,201,280
Bank of Kyoto Ltd. (The)	41,900	2,197,154
Bank of Nagoya Ltd. (The)	35,600	884,092
BASE Inc.(a)	16,300	1,670,557
BayCurrent Consulting Inc.	13,900	2,093,729
Benefit One Inc.	73,800	2,092,157
Benesse Holdings Inc.	62,700	1,207,946
Bengo4.com Inc.(a)(b)	10,900	1,218,110
Bic Camera Inc.	124,800	1,346,998

Security	Shares	Value

Japan (continued)
BML Inc.	49,400	$1,722,241
Bridgestone Corp.	442,300	16,340,956
Broadleaf Co. Ltd.	179,400	1,081,249
Brother Industries Ltd.	177,300	3,939,059
Calbee Inc.	70,400	2,081,169
Canon Electronics Inc.	54,100	906,877
Canon Inc.	823,800	18,054,435
Canon Marketing Japan Inc.	58,700	1,287,313
Capcom Co. Ltd.	77,400	4,871,923
Casio Computer Co. Ltd.	164,100	2,899,709
Central Glass Co. Ltd.	47,800	974,765
Central Japan Railway Co.	118,800	16,793,925
Central Security Patrols Co. Ltd.	13,400	424,290
Chiba Bank Ltd. (The)	444,500	2,415,784
Chiyoda Co. Ltd.	66,700	590,581
Chiyoda Corp.(a)	169,100	533,005
Chubu Electric Power Co. Inc.	535,200	6,551,018
Chugai Pharmaceutical Co. Ltd.	582,100	30,424,100
Chugoku Bank Ltd. (The)	154,400	1,198,980
Chugoku Electric Power Co. Inc. (The)	224,900	2,768,958
Citizen Watch Co. Ltd.	252,400	764,228
Coca-Cola Bottlers Japan Holdings Inc.	97,575	1,477,209
cocokara fine Inc.	24,000	1,561,106
COLOPL Inc.	57,100	497,945
Colowide Co. Ltd.	87,600	1,590,597
Comforia Residential REIT Inc.	612	1,739,052
COMSYS Holdings Corp.	87,500	2,590,859
Concordia Financial Group Ltd.	881,900	3,192,513
COOKPAD Inc.(a)	169,700	502,479
Cosmo Energy Holdings Co. Ltd.	67,900	1,501,395
Cosmos Pharmaceutical Corp.	17,200	2,625,302
Create SD Holdings Co. Ltd.	45,000	1,461,388
Credit Saison Co. Ltd.	139,200	1,580,866
Curves Holdings Co. Ltd.	144,900	1,152,889
CyberAgent Inc.	85,700	5,377,993
CYBERDYNE Inc.(a)	158,000	968,871
Dai Nippon Printing Co. Ltd.	193,700	3,330,245
Daicel Corp.	193,100	1,466,302
Daido Steel Co. Ltd.	28,300	1,154,219
Daifuku Co. Ltd.	88,900	10,130,159
Daiho Corp.	33,200	1,179,655
Dai-ichi Life Holdings Inc.	953,600	14,445,863
Daiichi Sankyo Co. Ltd.	1,470,000	47,247,242
Daiichikosho Co. Ltd.	38,700	1,330,723
Daikin Industries Ltd.	215,700	45,542,275
Daio Paper Corp.	92,100	1,660,870
Daiseki Co. Ltd.	54,500	1,725,655
Daishi Hokuetsu Financial Group Inc.	43,300	903,264
Daito Trust Construction Co. Ltd.	52,200	5,429,658
Daiwa House Industry Co. Ltd.	478,900	13,560,333
Daiwa House REIT Investment Corp.	1,784	4,793,344
Daiwa Office Investment Corp.	310	2,004,585
Daiwa Securities Group Inc.	1,150,700	5,464,712
Daiwa Securities Living Investments Corp.	2,732	2,619,923
Daiwabo Holdings Co. Ltd.	21,100	1,777,563
DCM Holdings Co. Ltd.	152,900	1,546,598
Demae-Can Co. Ltd.(a)	38,500	992,884
DeNA Co. Ltd.	88,100	1,645,117
Denka Co. Ltd.	66,500	2,528,010
Denso Corp.	371,900	20,627,760

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Consolidated Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Dentsu Group Inc.	186,700	$5,911,557
DIC Corp.	51,700	1,266,636
Digital Arts Inc.	14,600	1,387,554
Digital Garage Inc.	42,000	1,438,178
Dip Corp.	41,200	1,126,659
Disco Corp.	24,900	8,098,238
DMG Mori Co. Ltd.	112,000	1,754,430
Doutor Nichires Holdings Co. Ltd.	79,800	1,183,718
Dowa Holdings Co. Ltd.	54,300	1,978,647
Duskin Co. Ltd.	70,500	1,859,215
DyDo Group Holdings Inc.	23,300	1,172,845
Earth Corp.	26,400	1,505,401
East Japan Railway Co.	248,900	16,380,161
Ebara Corp.	67,900	2,341,267
EDION Corp.	114,200	1,119,148
Eisai Co. Ltd.	217,800	15,899,951
Eizo Corp.	28,600	1,024,404
Electric Power Development Co. Ltd.	94,300	1,535,713
ENEOS Holdings Inc.	2,621,700	10,610,003
en-japan Inc.	34,000	974,259
eRex Co. Ltd.	39,200	649,620
Euglena Co. Ltd.(a)(b)	123,300	1,005,761
Exedy Corp.	37,800	563,958
Ezaki Glico Co. Ltd.	31,900	1,401,595
Fancl Corp.	67,000	2,460,624
FANUC Corp.	163,400	42,709,212
Fast Retailing Co. Ltd.	50,200	43,067,615
FCC Co. Ltd.	58,900	941,770
Financial Products Group Co. Ltd.	88,600	420,595
FP Corp.	49,200	1,973,733
Frontier Real Estate Investment Corp.	634	2,597,889
Fuji Co. Ltd./Ehime	55,600	1,045,139
Fuji Corp./Aichi	83,000	2,169,836
Fuji Electric Co. Ltd.	110,100	4,380,023
Fuji Oil Holdings Inc.	62,800	1,835,503
Fuji Seal International Inc.	59,100	1,096,817
Fuji Soft Inc.	29,400	1,516,405
FUJIFILM Holdings Corp.	306,800	17,544,406
Fujikura Ltd.(a)	224,900	1,052,591
Fujitsu General Ltd.	91,500	2,273,189
Fujitsu Ltd.	169,400	25,920,894
Fukuoka Financial Group Inc.	149,300	2,670,986
Fukuoka REIT Corp.	1,011	1,541,197
Fukuyama Transporting Co. Ltd.	31,000	1,206,600
Funai Soken Holdings Inc.	45,000	996,752
Furukawa Electric Co. Ltd.	60,200	1,619,785
Fuyo General Lease Co. Ltd.	24,600	1,701,170
Giken Ltd.	22,600	1,060,977
Global One Real Estate Investment Corp.	1,572	1,638,141
Glory Ltd.	62,800	1,215,871
GLP J-REIT	3,490	5,593,600
GMO internet Inc.	66,200	1,874,808
GMO Payment Gateway Inc.	36,600	5,229,820
GNI Group Ltd.(a)	49,500	1,039,691
Goldwin Inc.	20,800	1,253,622
Gree Inc.	159,000	873,251
GS Yuasa Corp.	96,600	2,841,855
GungHo Online Entertainment Inc.(a)	57,010	1,422,868
Gunma Bank Ltd. (The)	471,200	1,453,724
Gunze Ltd.	20,400	649,830

Security	Shares	Value

Japan (continued)
H.U. Group Holdings Inc.	56,400	$1,675,381
H2O Retailing Corp.	81,300	581,629
Hachijuni Bank Ltd. (The)	458,600	1,467,415
Hakuhodo DY Holdings Inc.	194,000	2,805,444
Hamamatsu Photonics KK	114,700	6,650,069
Hankyu Hanshin Holdings Inc.	198,600	6,402,168
Hankyu Hanshin REIT Inc.	904	1,099,185
Hanwa Co. Ltd.	36,400	938,727
Harmonic Drive Systems Inc.	34,000	2,542,815
Haseko Corp.	203,900	2,401,344
Hazama Ando Corp.	226,800	1,568,396
Heiwa Corp.	79,800	1,117,406
Heiwa Real Estate Co. Ltd.	57,200	1,955,929
Heiwa Real Estate REIT Inc.	1,660	2,167,458
Hikari Tsushin Inc.	19,200	4,029,075
Hino Motors Ltd.	223,600	1,924,291
Hirata Corp.	14,600	1,154,668
Hirogin Holdings Inc.	302,000	1,753,818
Hirose Electric Co. Ltd.	25,305	3,966,331
HIS Co. Ltd.(a)(b)	36,000	615,846
Hisamitsu Pharmaceutical Co. Inc.	46,900	2,804,279
Hitachi Capital Corp.	78,800	1,940,364
Hitachi Construction Machinery Co. Ltd.	91,000	2,642,342
Hitachi Ltd.	818,500	33,664,081
Hitachi Metals Ltd.	164,400	2,620,790
Hitachi Transport System Ltd.	49,700	1,462,114
Hitachi Zosen Corp.	278,100	1,585,804
Hogy Medical Co. Ltd.	39,900	1,215,731
Hokkaido Electric Power Co. Inc.	225,300	953,321
Hokkoku Bank Ltd. (The)	23,500	542,075
Hokuetsu Corp.	123,300	522,902
Hokuhoku Financial Group Inc.	140,900	1,244,878
Hokuriku Electric Power Co.	194,100	1,266,252
Hokuto Corp.	111,500	2,301,461
Honda Motor Co. Ltd.	1,382,600	36,507,930
Horiba Ltd.	26,600	1,735,307
Hoshino Resorts REIT Inc.	498	2,435,417
Hoshizaki Corp.	43,700	3,865,151
House Foods Group Inc.	47,100	1,741,029
Hoya Corp.	324,200	41,479,144
Hulic Co. Ltd.	216,600	2,449,538
Hulic Reit Inc.	1,383	2,100,358
Hyakugo Bank Ltd. (The)	480,600	1,345,010
Hyakujushi Bank Ltd. (The)	31,600	449,424
Ibiden Co. Ltd.	90,900	4,219,628
Ichigo Inc.	324,500	892,650
Ichigo Office REIT Investment Corp.	1,758	1,346,689
Idemitsu Kosan Co. Ltd.	154,355	3,618,006
IHI Corp.	97,800	1,704,809
Iida Group Holdings Co. Ltd.	109,300	2,408,473
Inaba Denki Sangyo Co. Ltd.	103,800	2,424,099
Industrial & Infrastructure Fund Investment Corp.	1,609	2,892,343
Infocom Corp.	40,700	1,179,851
Infomart Corp.	182,500	1,565,356
Inpex Corp.	817,300	4,722,924
Insource Co. Ltd.	57,300	1,288,901
Internet Initiative Japan Inc.	94,600	1,943,594
Invesco Office J-Reit Inc.	11,179	1,621,940
Invincible Investment Corp.	5,914	1,968,603
IR Japan Holdings Ltd.	11,700	1,965,739

S C H E D U L E O F I N V E S T M E N T S	95

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Iriso Electronics Co. Ltd.	30,900	$1,406,357
Isetan Mitsukoshi Holdings Ltd.	233,500	1,431,845
Isuzu Motors Ltd.	451,400	4,311,572
Ito En Ltd.	45,500	2,837,910
ITOCHU Corp.	1,174,800	33,635,446
Itochu Techno-Solutions Corp.	79,900	2,816,094
Itoham Yonekyu Holdings Inc.	212,400	1,436,355
Iwatani Corp.	47,900	2,955,576
Iyo Bank Ltd. (The)	294,700	1,691,721
Izumi Co. Ltd.	37,400	1,339,606
J Front Retailing Co. Ltd.	178,400	1,472,254
Jaccs Co. Ltd.	49,600	883,557
JAFCO Group Co. Ltd.	33,900	1,832,695
Japan Airlines Co. Ltd.(a)	70,400	1,252,736
Japan Airport Terminal Co. Ltd.	44,100	2,316,730
Japan Aviation Electronics Industry Ltd.	51,400	797,794
Japan Display Inc.(a)(b)	889,400	399,272
Japan Elevator Service Holdings Co. Ltd.	78,000	1,841,693
Japan Excellent Inc.	1,427	1,735,108
Japan Exchange Group Inc.	446,700	10,432,031
Japan Hotel REIT Investment Corp.	4,021	2,016,357
Japan Investment Adviser Co. Ltd.	21,400	226,683
Japan Lifeline Co. Ltd.	89,100	1,284,225
Japan Logistics Fund Inc.	771	2,305,010
Japan Material Co. Ltd.	94,000	1,316,242
Japan Petroleum Exploration Co. Ltd.	44,400	843,937
Japan Post Bank Co. Ltd.	294,500	2,542,891
Japan Post Holdings Co. Ltd.	1,277,500	10,150,936
Japan Post Insurance Co. Ltd.	179,000	3,510,072
Japan Prime Realty Investment Corp.	705	2,488,156
Japan Real Estate Investment Corp.	1,120	6,814,461
Japan Retail Fund Investment Corp.	2,183	4,128,507
Japan Securities Finance Co. Ltd.	215,200	1,068,857
Japan Steel Works Ltd. (The)	69,300	1,918,252
Japan Tobacco Inc.	1,004,500	19,932,650
JCR Pharmaceuticals Co. Ltd.	84,500	2,784,517
Jeol Ltd.	50,200	2,047,414
JFE Holdings Inc.(a)	394,100	3,421,719
JGC Holdings Corp.	152,100	1,714,294
JINS Holdings Inc.	19,800	1,286,021
JSR Corp.	165,300	5,044,496
JTEKT Corp.	147,600	1,304,074
Juroku Bank Ltd. (The)	36,800	648,161
Justsystems Corp.	32,300	2,350,886
Kadokawa Corp.	57,918	1,880,904
Kagome Co. Ltd.	74,500	2,469,220
Kajima Corp.	361,100	4,832,142
Kakaku.com Inc.	109,300	3,163,274
Kaken Pharmaceutical Co. Ltd.	36,600	1,433,306
Kamakura Shinsho Ltd.(a)	61,700	509,182
Kamigumi Co. Ltd.	77,400	1,363,251
Kanamoto Co. Ltd.	44,300	947,397
Kandenko Co. Ltd.	131,200	1,127,848
Kaneka Corp.	48,100	1,725,159
Kanematsu Corp.	113,600	1,431,190
Kansai Electric Power Co. Inc. (The)	577,600	5,654,902
Kansai Paint Co. Ltd.	148,400	4,372,835
Kao Corp.	401,100	29,105,083
Katitas Co. Ltd.	57,200	1,710,072
Kawasaki Heavy Industries Ltd.(a)	79,700	1,686,188

Security	Shares	Value

Japan (continued)
Kawasaki Kisen Kaisha Ltd.(a)	68,500	$1,197,989
KDDI Corp.	1,375,300	40,446,523
Keihan Holdings Co. Ltd.	81,900	3,727,528
Keikyu Corp.	185,800	2,974,362
Keio Corp.	87,900	6,422,800
Keisei Electric Railway Co. Ltd.	109,000	3,690,768
Keiyo Bank Ltd. (The)	160,000	612,828
Kenedix Office Investment Corp.	354	2,282,344
Kenedix Residential Next Investment Corp.	1,414	2,459,424
Kenedix Retail REIT Corp.	730	1,766,866
Kewpie Corp.	83,000	1,913,769
Keyence Corp.	156,000	83,650,986
KH Neochem Co. Ltd.	42,700	962,937
Kikkoman Corp.	124,100	8,747,868
Kinden Corp.	84,400	1,354,334
Kintetsu Group Holdings Co. Ltd.	141,600	5,937,476
Kirin Holdings Co. Ltd.	696,500	14,941,869
Kisoji Co. Ltd.	90,400	2,068,851
Kissei Pharmaceutical Co. Ltd.	71,200	1,567,563
Kitanotatsujin Corp.(b)	142,900	779,368
Kiyo Bank Ltd. (The)	76,300	986,044
KLab Inc.(a)	81,000	705,592
Kobayashi Pharmaceutical Co. Ltd.	41,100	4,624,462
Kobe Bussan Co. Ltd.	115,700	3,211,464
Kobe Steel Ltd.(a)	281,900	1,311,288
Koei Tecmo Holdings Co. Ltd.	41,100	2,359,339
Koito Manufacturing Co. Ltd.	88,600	5,695,382
Kokuyo Co. Ltd.	104,800	1,364,367
Komatsu Ltd.	735,100	20,098,608
KOMEDA Holdings Co. Ltd.	93,900	1,693,330
Komeri Co. Ltd.	42,200	1,122,566
Konami Holdings Corp.	80,900	4,945,413
Konica Minolta Inc.	323,600	1,400,170
Kose Corp.	26,200	4,211,720
Koshidaka Holdings Co. Ltd.	109,500	436,138
Kotobuki Spirits Co. Ltd.	21,900	1,181,862
K’s Holdings Corp.	158,900	2,153,676
Kubota Corp.	892,600	19,600,625
Kumagai Gumi Co. Ltd.	45,100	1,112,692
Kumiai Chemical Industry Co. Ltd.	119,200	976,872
Kura Sushi Inc.	21,400	1,297,961
Kuraray Co. Ltd.	261,000	2,792,110
Kureha Corp.	28,700	1,776,360
Kurita Water Industries Ltd.	74,700	3,028,812
Kusuri no Aoki Holdings Co. Ltd.	17,700	1,450,556
KYB Corp.(a)	33,700	753,538
Kyocera Corp.	265,700	17,001,044
KYORIN Holdings Inc.	89,800	1,683,723
Kyoritsu Maintenance Co. Ltd.	35,100	1,131,501
Kyowa Exeo Corp.	73,200	1,910,842
Kyowa Kirin Co. Ltd.	225,400	6,674,053
Kyudenko Corp.	52,600	1,592,645
Kyushu Electric Power Co. Inc.	296,800	2,747,019
Kyushu Financial Group Inc.	479,500	1,919,008
Kyushu Railway Co.	114,600	2,402,665
LaSalle Logiport REIT	1,596	2,503,111
Lasertec Corp.	69,900	9,380,534
Lawson Inc.	29,200	1,416,839
Leopalace21 Corp.(a)	310,000	458,952
Lifull Co. Ltd.	90,300	348,452

96	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Lintec Corp.	78,400	$1,779,997
Lion Corp.	184,900	4,233,300
Lixil Corp.	227,500	5,304,241
M&A Capital Partners Co. Ltd.(a)	22,300	1,094,818
M3 Inc.	386,500	32,527,356
Mabuchi Motor Co. Ltd.	41,400	1,704,322
Macnica Fuji Electronics Holdings Inc.	77,100	1,617,189
Maeda Corp.	144,400	1,180,633
Maeda Road Construction Co. Ltd.	42,300	714,730
Makino Milling Machine Co. Ltd.	30,400	1,220,994
Makita Corp.	193,700	9,232,179
Mandom Corp.	45,100	678,040
Mani Inc.	70,800	1,873,889
Marubeni Corp.	1,396,800	9,263,081
Maruha Nichiro Corp.	64,700	1,454,738
Marui Group Co. Ltd.	158,800	2,833,358
Maruichi Steel Tube Ltd.	65,800	1,419,136
Maruwa Co. Ltd./Aichi	15,500	1,622,618
Matsui Securities Co. Ltd.	170,200	1,323,299
Matsumotokiyoshi Holdings Co. Ltd.	60,400	2,391,308
Maxell Holdings Ltd.(a)	84,300	1,106,339
Mazda Motor Corp.	414,100	2,942,742
McDonald’s Holdings Co. Japan Ltd.	50,700	2,469,745
MCJ Co. Ltd.	156,700	1,501,219
MCUBS MidCity Investment Corp.	2,119	1,991,591
Mebuki Financial Group Inc.	882,950	1,712,010
Medipal Holdings Corp.	128,400	2,625,764
Megachips Corp.	25,600	758,011
Megmilk Snow Brand Co. Ltd.	61,200	1,319,341
Meidensha Corp.	61,400	1,424,525
MEIJI Holdings Co. Ltd.	94,500	6,444,720
Meiko Electronics Co. Ltd.	31,500	559,024
Meitec Corp.	34,700	1,819,600
Menicon Co. Ltd.	34,800	2,094,083
Mercari Inc.(a)	80,300	3,865,629
Milbon Co. Ltd.	36,100	2,361,956
MINEBEA MITSUMI Inc.	302,072	6,690,911
Mirai Corp.	4,069	1,585,703
Mirait Holdings Corp.	108,900	1,737,074
MISUMI Group Inc.	245,700	7,990,912
Mitsubishi Chemical Holdings Corp.	1,008,300	6,880,267
Mitsubishi Corp.	1,127,600	28,514,456
Mitsubishi Electric Corp.	1,522,000	23,179,989
Mitsubishi Estate Co. Ltd.	975,100	15,386,267
Mitsubishi Estate Logistics REIT Investment Corp.	699	2,777,439
Mitsubishi Gas Chemical Co. Inc.	117,700	2,686,881
Mitsubishi Heavy Industries Ltd.	256,900	7,356,475
Mitsubishi Logistics Corp.	73,600	2,045,011
Mitsubishi Materials Corp.	70,100	1,485,093
Mitsubishi Motors Corp.(a)	503,600	1,140,009
Mitsubishi Pencil Co. Ltd.	58,800	745,846
Mitsubishi UFJ Financial Group Inc.	10,247,000	45,932,634
Mitsubishi UFJ Lease & Finance Co. Ltd.	264,210	1,292,091
Mitsui & Co. Ltd.	1,386,100	25,638,117
Mitsui Chemicals Inc.	159,800	4,574,436
Mitsui Fudosan Co. Ltd.	769,400	15,568,785
Mitsui Mining & Smelting Co. Ltd.	57,300	1,989,450
Mitsui OSK Lines Ltd.	78,000	2,108,410
Miura Co. Ltd.	76,100	4,324,896
Mixi Inc.	56,400	1,324,143

Security	Shares	Value

Japan (continued)
Mizuho Financial Group Inc.	2,025,650	$26,671,365
Mizuho Leasing Co. Ltd.	48,400	1,500,148
Mochida Pharmaceutical Co. Ltd.	50,900	1,908,233
Monex Group Inc.	277,000	1,428,722
Money Forward Inc.(a)	51,700	2,123,406
MonotaRO Co. Ltd.	117,400	5,887,101
Mori Hills REIT Investment Corp.	1,500	2,088,925
Mori Trust Sogo REIT Inc.	1,249	1,648,711
Morinaga & Co. Ltd./Japan	46,800	1,861,808
Morinaga Milk Industry Co. Ltd.	39,400	1,964,449
MOS Food Services Inc.	58,800	1,743,865
MS&AD Insurance Group Holdings Inc.	371,900	10,670,878
Murata Manufacturing Co. Ltd.	491,500	47,204,093
Musashi Seimitsu Industry Co. Ltd.	57,200	810,782
Musashino Bank Ltd. (The)	49,600	711,109
Nabtesco Corp.	97,700	4,371,980
Nachi-Fujikoshi Corp.	21,300	848,379
Nagase & Co. Ltd.	113,700	1,629,018
Nagoya Railroad Co. Ltd.	152,000	3,861,885
Nakanishi Inc.	76,000	1,454,740
Nankai Electric Railway Co. Ltd.	82,800	2,008,807
Nanto Bank Ltd. (The)	31,500	503,362
NEC Corp.	217,700	11,852,428
NEC Networks & System Integration Corp.	101,500	1,805,177
NET One Systems Co. Ltd.	74,800	2,493,452
Nexon Co. Ltd.	423,600	12,886,633
Nextage Co. Ltd.	66,900	943,163
NGK Insulators Ltd.	192,600	3,362,843
NGK Spark Plug Co. Ltd.	115,800	2,147,988
NH Foods Ltd.	62,700	2,682,993
NHK Spring Co. Ltd.	200,100	1,360,821
Nichias Corp.	72,000	1,643,631
Nichiha Corp.	32,600	974,622
Nichi-Iko Pharmaceutical Co. Ltd.	64,100	620,826
Nichirei Corp.	83,200	2,415,856
Nidec Corp.	386,800	51,169,397
Nifco Inc./Japan	69,200	2,412,532
Nihon Kohden Corp.	58,700	1,749,310
Nihon M&A Center Inc.	136,400	7,921,219
Nihon Parkerizing Co. Ltd.	128,700	1,250,183
Nihon Unisys Ltd.	55,300	2,102,240
Nikkon Holdings Co. Ltd.	89,700	1,804,367
Nikon Corp.	165,900	1,318,390
Nintendo Co. Ltd.	96,400	55,780,238
Nippn Corp., New	116,300	1,829,563
Nippo Corp.	63,000	1,569,960
Nippon Accommodations Fund Inc.	387	2,129,156
Nippon Building Fund Inc.	1,282	7,738,899
Nippon Carbon Co. Ltd.	24,300	943,498
Nippon Electric Glass Co. Ltd.	75,700	1,659,406
Nippon Express Co. Ltd.	58,400	3,966,035
Nippon Gas Co. Ltd.	37,900	1,831,740
Nippon Kayaku Co. Ltd.	161,200	1,519,694
Nippon Light Metal Holdings Co. Ltd.	83,690	1,509,210
Nippon Paint Holdings Co. Ltd.	134,900	12,137,714
Nippon Paper Industries Co. Ltd.	78,800	961,150
Nippon Prologis REIT Inc.	1,885	6,148,598
Nippon REIT Investment Corp.	500	1,776,589
Nippon Sanso Holdings Corp.	114,500	2,202,617
Nippon Sheet Glass Co. Ltd.(a)	141,600	631,618

S C H E D U L E O F I N V E S T M E N T S	97

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Nippon Shinyaku Co. Ltd.	37,300	$2,746,865
Nippon Shokubai Co. Ltd.	28,500	1,595,205
Nippon Soda Co. Ltd.	47,700	1,365,461
Nippon Steel Corp.(a)	682,217	7,865,093
Nippon Steel Trading Corp.	25,000	856,058
Nippon Suisan Kaisha Ltd.	403,100	1,682,551
Nippon Telegraph & Telephone Corp.	1,095,100	27,384,037
Nippon Yusen KK	131,500	3,022,007
Nipro Corp.	158,800	1,873,232
Nishimatsu Construction Co. Ltd.	68,000	1,573,752
Nishimatsuya Chain Co. Ltd.	101,200	1,360,031
Nishi-Nippon Financial Holdings Inc.	159,600	960,390
Nishi-Nippon Railroad Co. Ltd.	68,800	1,872,869
Nishio Rent All Co. Ltd.	49,900	1,037,607
Nissan Chemical Corp.	104,500	5,948,899
Nissan Motor Co. Ltd.(a)	2,164,700	11,001,833
Nissan Shatai Co. Ltd.	68,900	540,960
Nissha Co. Ltd.	59,500	765,524
Nisshin Oillio Group Ltd. (The)	42,700	1,243,947
Nisshin Seifun Group Inc.	152,100	2,559,819
Nisshinbo Holdings Inc.	151,900	1,128,786
Nissin Foods Holdings Co. Ltd.	53,300	4,607,336
Nitori Holdings Co. Ltd.	68,700	13,642,227
Nitto Boseki Co. Ltd.	25,200	1,181,833
Nitto Denko Corp.	137,800	12,464,454
Nitto Kogyo Corp.	57,100	1,113,694
Noevir Holdings Co. Ltd.	26,100	1,145,513
NOF Corp.	57,100	2,743,331
Nojima Corp.	56,100	1,431,770
NOK Corp.	73,400	954,175
Nomura Co. Ltd.	94,800	685,454
Nomura Holdings Inc.	2,691,100	14,181,001
Nomura Real Estate Holdings Inc.	84,300	1,879,328
Nomura Real Estate Master Fund Inc.	3,811	5,784,115
Nomura Research Institute Ltd.	277,420	9,367,016
Noritz Corp.	46,800	670,966
North Pacific Bank Ltd.	567,700	1,149,552
NS Solutions Corp.	39,400	1,262,591
NSD Co. Ltd.	86,200	1,651,628
NSK Ltd.	259,200	2,344,547
NTN Corp.(a)	457,200	1,205,284
NTT Data Corp.	523,000	7,503,185
Obayashi Corp.	490,700	4,105,766
Obic Co. Ltd.	63,300	11,886,699
Odakyu Electric Railway Co. Ltd.	258,500	7,493,648
Ogaki Kyoritsu Bank Ltd. (The)	50,000	946,081
Ohsho Food Service Corp.	32,400	1,807,307
Oiles Corp.	75,900	1,180,965
Oisix ra daichi Inc.(a)	29,100	871,374
Oita Bank Ltd. (The)	29,800	573,827
Oji Holdings Corp.	675,100	4,075,297
Okamoto Industries Inc.	15,000	554,468
Okamura Corp.	77,900	681,565
Okasan Securities Group Inc.	247,700	889,586
Oki Electric Industry Co. Ltd.	122,500	1,278,881
Okinawa Electric Power Co. Inc. (The)	60,432	813,880
OKUMA Corp.	25,800	1,545,117
Okumura Corp.	46,200	1,149,539
Olympus Corp.	1,004,200	18,123,462
Omron Corp.	156,700	13,829,772

Security	Shares	Value

Japan (continued)
One REIT Inc.	505	$1,309,590
Ono Pharmaceutical Co. Ltd.	321,500	9,596,327
Open House Co. Ltd.	58,900	2,374,115
Optex Group Co. Ltd.	59,300	1,094,299
Optorun Co. Ltd.	22,500	531,472
Oracle Corp. Japan	33,700	3,975,309
Orient Corp.	987,700	1,122,654
Oriental Land Co. Ltd.	172,900	27,001,433
ORIX Corp.	1,156,900	18,509,074
Orix JREIT Inc.	2,250	3,765,223
Osaka Gas Co. Ltd.	324,300	5,987,601
OSG Corp.	100,400	1,799,039
Otsuka Corp.	88,400	4,449,764
Otsuka Holdings Co. Ltd.	336,100	14,324,258
Outsourcing Inc.	116,500	1,461,049
Pacific Metals Co. Ltd.	38,500	791,733
PALTAC Corp.	28,800	1,499,212
Pan Pacific International Holdings Corp.	338,600	7,600,267
Panasonic Corp.	1,901,300	24,543,741
Paramount Bed Holdings Co. Ltd.	26,400	1,156,158
Park24 Co. Ltd.(a)	97,900	1,862,714
Penta-Ocean Construction Co. Ltd.	281,900	2,307,544
PeptiDream Inc.(a)	80,700	4,709,652
Persol Holdings Co. Ltd.	132,200	2,473,660
Pigeon Corp.	95,000	4,273,843
Pilot Corp.	33,700	965,662
PKSHA Technology Inc.(a)	22,200	645,676
Pola Orbis Holdings Inc.	72,800	1,455,374
Premier Investment Corp.	1,713	2,158,123
Press Kogyo Co. Ltd.	260,000	759,922
Prestige International Inc.	140,800	1,239,960
Raito Kogyo Co. Ltd.	70,800	1,154,359
Raksul Inc.(a)	28,900	1,153,847
Rakus Co. Ltd.	91,600	1,662,353
Rakuten Inc.(a)	741,800	7,290,818
Recruit Holdings Co. Ltd.	1,161,300	50,380,864
Relia Inc.	73,100	1,001,944
Relo Group Inc.	93,300	2,320,581
Renesas Electronics Corp.(a)	658,300	7,545,346
Rengo Co. Ltd.	178,500	1,483,309
Resona Holdings Inc.	1,695,400	5,878,315
Resorttrust Inc.	114,500	1,613,138
Ricoh Co. Ltd.	548,000	4,135,059
Ricoh Leasing Co. Ltd.	29,400	864,912
Rinnai Corp.	31,400	3,281,112
Riso Kyoiku Co. Ltd.	236,000	716,825
Rohm Co. Ltd.	73,400	7,438,502
Rohto Pharmaceutical Co. Ltd.	83,400	2,437,595
Rorze Corp.	20,500	1,517,503
Round One Corp.	70,500	611,433
Royal Holdings Co. Ltd.(a)	55,000	971,345
RPA Holdings Inc.(a)(b)	38,900	238,539
Ryobi Ltd.(a)	44,800	512,636
Ryohin Keikaku Co. Ltd.	205,400	4,906,685
Ryosan Co. Ltd.	27,800	616,834
Saizeriya Co. Ltd.	38,300	779,938
Sakai Moving Service Co. Ltd.	21,300	987,741
Sakata Seed Corp.	52,300	1,845,824
Samty Co. Ltd.	57,200	882,900
Sangetsu Corp.	88,500	1,321,224

98	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
San-in Godo Bank Ltd. (The)	152,400	$691,437
Sanken Electric Co. Ltd.	32,400	1,332,270
Sankyo Co. Ltd.	47,400	1,352,345
Sankyu Inc.	37,400	1,407,479
Sanrio Co. Ltd.	71,500	1,061,966
Santen Pharmaceutical Co. Ltd.	302,300	4,998,150
Sanwa Holdings Corp.	150,900	1,718,065
Sapporo Holdings Ltd.	79,000	1,530,274
Sato Holdings Corp.	50,600	1,053,613
Sawai Pharmaceutical Co. Ltd.	37,300	1,702,985
SBI Holdings Inc.	205,300	5,114,116
SCREEN Holdings Co. Ltd.	29,400	2,268,991
SCSK Corp.	39,900	2,218,043
Secom Co. Ltd.	179,400	16,239,303
Sega Sammy Holdings Inc.	122,300	1,947,315
Seibu Holdings Inc.	144,400	1,326,833
Seiko Epson Corp.	211,300	3,578,346
Seiko Holdings Corp.	32,900	441,830
Seino Holdings Co. Ltd.	107,200	1,384,349
Seiren Co. Ltd.	57,800	873,390
Sekisui Chemical Co. Ltd.	297,500	5,353,551
Sekisui House Ltd.	516,500	9,960,490
Sekisui House Reit Inc.	4,207	3,041,883
Senshu Ikeda Holdings Inc.	462,800	658,648
Seria Co. Ltd.	44,000	1,536,081
Seven & i Holdings Co. Ltd.	630,900	23,869,286
Seven Bank Ltd.	562,900	1,236,611
SG Holdings Co. Ltd.	294,700	7,574,743
Sharp Corp.	165,700	3,440,774
Shibaura Machine Co. Ltd.	32,400	777,699
SHIFT Inc.(a)	13,600	1,665,333
Shiga Bank Ltd. (The)	57,900	1,059,615
Shikoku Electric Power Co. Inc.	159,100	1,080,473
Shima Seiki Manufacturing Ltd.	36,800	724,084
Shimadzu Corp.	182,900	6,961,713
Shimamura Co. Ltd.	20,400	2,260,280
Shimano Inc.	63,400	14,900,014
Shimizu Corp.	405,900	2,857,331
Shin-Etsu Chemical Co. Ltd.	304,100	52,791,609
Shinko Electric Industries Co. Ltd.	109,200	2,743,168
Shinmaywa Industries Ltd.	102,700	888,736
Shinsei Bank Ltd.	122,600	1,505,932
Shionogi & Co. Ltd.	223,200	12,109,232
Ship Healthcare Holdings Inc.	39,500	2,278,810
Shiseido Co. Ltd.	342,600	22,216,070
Shizuoka Bank Ltd. (The)	355,500	2,580,639
SHO-BOND Holdings Co. Ltd.	42,400	1,844,711
Shochiku Co. Ltd.	12,200	1,669,860
Shoei Foods Corp.	21,800	775,634
Showa Denko KK	109,200	2,604,445
SKY Perfect JSAT Holdings Inc.	261,900	1,150,714
Skylark Holdings Co. Ltd.(a)(b)	169,500	2,776,565
SMC Corp.	48,700	29,472,582
SMS Co. Ltd.	64,700	2,400,874
Softbank Corp.	2,457,500	32,322,246
SoftBank Group Corp.	1,349,200	104,487,450
Sohgo Security Services Co. Ltd.	53,400	2,626,773
Sojitz Corp.	978,800	2,262,473
Sompo Holdings Inc.	287,500	11,442,882
Sony Corp.	1,088,000	104,440,518

Security	Shares	Value

Japan (continued)
Sosei Group Corp.(a)(b)	83,300	$1,567,420
Sotetsu Holdings Inc.	65,300	1,529,977
Sourcenext Corp.	177,500	488,275
Square Enix Holdings Co. Ltd.	76,600	4,404,527
Stanley Electric Co. Ltd.	108,300	3,382,597
Star Micronics Co. Ltd.	70,000	1,061,082
Subaru Corp.	499,100	9,562,965
Sugi Holdings Co. Ltd.	29,600	1,947,982
SUMCO Corp.	223,700	4,713,522
Sumitomo Bakelite Co. Ltd.	38,200	1,370,085
Sumitomo Chemical Co. Ltd.	1,155,100	5,439,269
Sumitomo Corp.	999,600	13,242,707
Sumitomo Dainippon Pharma Co. Ltd.	126,600	2,052,058
Sumitomo Electric Industries Ltd.	637,200	8,475,104
Sumitomo Forestry Co. Ltd.	116,600	2,257,493
Sumitomo Heavy Industries Ltd.	83,300	2,308,960
Sumitomo Metal Mining Co. Ltd.	201,900	8,762,917
Sumitomo Mitsui Construction Co. Ltd.	227,080	943,501
Sumitomo Mitsui Financial Group Inc.	1,094,600	33,926,902
Sumitomo Mitsui Trust Holdings Inc.	277,100	8,289,576
Sumitomo Osaka Cement Co. Ltd.	38,100	1,151,789
Sumitomo Realty & Development Co. Ltd.	252,000	7,603,687
Sumitomo Rubber Industries Ltd.	124,000	1,137,017
Sumitomo Warehouse Co. Ltd. (The)	119,700	1,460,021
Sundrug Co. Ltd.	61,100	2,424,858
Suntory Beverage & Food Ltd.	109,200	3,812,274
Suruga Bank Ltd.	148,200	435,986
Sushiro Global Holdings Ltd.	98,700	3,389,145
Suzuken Co. Ltd.	49,400	1,910,979
Suzuki Motor Corp.	331,800	14,920,621
Sysmex Corp.	146,900	17,167,214
Systena Corp.	83,100	1,566,038
T&D Holdings Inc.	459,400	5,322,625
T. Hasegawa Co. Ltd.	58,600	1,133,995
Tadano Ltd.	120,900	1,176,724
Taiheiyo Cement Corp.	102,900	2,557,389
Taikisha Ltd.	38,200	1,019,445
Taisei Corp.	146,300	4,730,173
Taisho Pharmaceutical Holdings Co. Ltd.	23,800	1,552,643
Taiyo Holdings Co. Ltd.	48,100	2,857,653
Taiyo Yuden Co. Ltd.	97,100	5,694,579
Takara Bio Inc.	54,100	1,499,577
Takara Holdings Inc.	205,900	2,395,398
Takasago Thermal Engineering Co. Ltd.	84,700	1,278,246
Takashimaya Co. Ltd.	149,100	1,412,744
Takeda Pharmaceutical Co. Ltd.	1,350,583	47,704,818
Takeuchi Manufacturing Co. Ltd.	54,500	1,238,412
Takuma Co. Ltd.	111,800	2,362,115
Tamron Co. Ltd.	31,500	612,880
TDK Corp.	112,500	18,138,402
TechnoPro Holdings Inc.	30,300	2,312,403
Teijin Ltd.	128,800	2,353,450
Terumo Corp.	551,300	21,405,363
THK Co. Ltd.	101,200	3,209,169
TIS Inc.	175,200	3,899,097
TKP Corp.(a)(b)	21,700	493,300
Toagosei Co. Ltd.	136,700	1,449,324
Tobu Railway Co. Ltd.	158,600	4,464,341
Toda Corp.	265,100	1,866,170
Toei Co. Ltd.	9,300	1,689,536

S C H E D U L E O F I N V E S T M E N T S	99

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Toho Bank Ltd. (The)	383,000	$746,282
Toho Co. Ltd.	90,500	3,496,561
Toho Gas Co. Ltd.	65,000	3,818,234
Toho Holdings Co. Ltd.	59,800	1,125,230
Toho Titanium Co. Ltd.	82,300	672,896
Tohoku Electric Power Co. Inc.	345,700	2,961,869
Tokai Carbon Co. Ltd.	190,700	2,755,901
Tokai Rika Co. Ltd.	71,800	1,173,407
Tokai Tokyo Financial Holdings Inc.	463,600	1,368,283
Tokio Marine Holdings Inc.	539,400	26,445,773
Tokuyama Corp.	62,400	1,556,796
Tokyo Century Corp.	40,200	3,248,407
Tokyo Electric Power Co. Holdings Inc.(a)	1,027,800	3,936,652
Tokyo Electron Ltd.	130,300	49,546,234
Tokyo Gas Co. Ltd.	321,700	7,035,027
Tokyo Ohka Kogyo Co. Ltd.	35,600	2,397,249
Tokyo Seimitsu Co. Ltd.	59,200	2,733,961
Tokyo Steel Manufacturing Co. Ltd.	83,700	589,206
Tokyo Tatemono Co. Ltd.	141,600	1,908,378
Tokyotokeiba Co. Ltd.	28,500	1,182,793
Tokyu Construction Co. Ltd.	123,700	617,939
Tokyu Corp.	422,500	4,955,633
Tokyu Fudosan Holdings Corp.	455,400	2,570,719
Tokyu REIT Inc.	1,260	1,991,786
TOMONY Holdings Inc.	202,300	583,548
Tomy Co. Ltd.	122,500	1,053,059
Topcon Corp.	106,200	1,279,127
Toppan Forms Co. Ltd.	128,100	1,321,438
Toppan Printing Co. Ltd.	196,800	2,797,062
Toray Industries Inc.	1,129,300	7,347,812
Toridoll Holdings Corp.	64,900	951,540
Toshiba Corp.	322,400	10,516,223
Toshiba TEC Corp.	40,200	1,493,653
Tosho Co. Ltd.	29,400	431,333
Tosoh Corp.	225,700	3,876,103
Totetsu Kogyo Co. Ltd.	41,400	1,061,741
TOTO Ltd.	120,400	6,658,541
Towa Pharmaceutical Co. Ltd.	50,700	1,013,564
Toyo Ink SC Holdings Co. Ltd.	63,600	1,115,939
Toyo Seikan Group Holdings Ltd.	133,200	1,423,667
Toyo Suisan Kaisha Ltd.	75,100	3,701,380
Toyo Tire Corp.	106,200	1,611,842
Toyobo Co. Ltd.	93,600	1,170,279
Toyoda Gosei Co. Ltd.	66,100	1,740,653
Toyota Boshoku Corp.	76,000	1,226,076
Toyota Industries Corp.	125,800	9,889,049
Toyota Motor Corp.	1,816,100	126,630,021
Toyota Tsusho Corp.	182,800	7,132,509
Trend Micro Inc.(a)	109,800	6,019,886
Tri Chemical Laboratories Inc.	40,000	1,650,509
Trusco Nakayama Corp.	56,000	1,449,544
TS Tech Co. Ltd.	57,700	1,664,397
Tsubaki Nakashima Co. Ltd.	67,200	772,805
Tsubakimoto Chain Co.	36,200	929,074
Tsumura & Co.	78,100	2,540,050
Tsuruha Holdings Inc.	30,300	4,028,616
UACJ Corp.	39,500	694,584
Ube Industries Ltd.	78,400	1,486,451
Ulvac Inc.	48,100	2,170,806
Unicharm Corp.	350,200	15,721,286

Security	Shares	Value

Japan (continued)
Unipres Corp.	49,900	$457,081
United Arrows Ltd.	37,900	571,242
United Urban Investment Corp.	2,422	3,291,949
Universal Entertainment Corp.(a)	29,700	677,998
Ushio Inc.	109,200	1,411,219
USS Co. Ltd.	201,800	3,970,658
UT Group Co. Ltd.(a)	31,500	967,310
UUUM Co. Ltd.(a)(b)	25,800	433,717
V Technology Co. Ltd.	13,000	766,130
Valor Holdings Co. Ltd.	50,400	1,192,905
Vector Inc.(a)	61,300	749,453
Vision Inc./Tokyo Japan(a)	51,200	436,712
Wacom Co. Ltd.	212,300	1,898,016
WATAMI Co. Ltd.(b)	64,500	595,745
Welcia Holdings Co. Ltd.	82,600	2,808,692
West Japan Railway Co.	134,100	7,121,601
World Co. Ltd.	42,900	497,860
Xebio Holdings Co. Ltd.	72,300	602,874
Yakult Honsha Co. Ltd.	105,500	5,381,059
Yamada Holdings Co. Ltd.	599,900	3,054,078
Yamagata Bank Ltd. (The)	39,600	380,511
Yamaguchi Financial Group Inc.	216,600	1,230,976
Yamaha Corp.	118,600	6,672,277
Yamaha Motor Co. Ltd.	239,700	5,265,868
YA-MAN Ltd.	50,500	854,248
Yamato Holdings Co. Ltd.	262,700	6,526,412
Yamato Kogyo Co. Ltd.	49,200	1,243,452
Yamazaki Baking Co. Ltd.	96,600	1,776,159
Yaoko Co. Ltd.	30,500	2,001,385
Yaskawa Electric Corp.	208,300	10,664,196
Yokogawa Electric Corp.	179,100	3,857,591
Yokohama Rubber Co. Ltd. (The)	94,000	1,474,263
Yoshinoya Holdings Co. Ltd.	92,200	1,935,676
Z Holdings Corp.	2,348,600	14,590,281
Zenkoku Hosho Co. Ltd.	45,500	2,027,389
Zenrin Co. Ltd.	35,700	419,418
Zensho Holdings Co. Ltd.	76,000	2,097,178
Zeon Corp.	141,300	2,267,386
Zojirushi Corp.	57,800	961,723
ZOZO Inc.	90,900	2,546,537

		4,103,913,300

Kuwait — 0.2%
Agility Public Warehousing Co. KSC	977,471	2,417,853
Boubyan Bank KSCP	1,250,894	2,371,246
Boubyan Petrochemicals Co. KSCP	346,392	765,311
Gulf Bank KSCP	1,311,845	953,124
Humansoft Holding Co. KSC(a)	78,912	945,745
Kuwait Finance House KSCP	3,887,397	9,179,290
Mabanee Co. KPSC	510,397	1,190,027
Mobile Telecommunications Co. KSC	1,982,877	4,145,182
National Bank of Kuwait SAKP	5,643,744	16,271,428

		38,239,206

Malaysia — 0.5%
AirAsia Group Bhd(a)(b)	1,582,200	272,017
Alliance Bank Malaysia Bhd(a)	1,304,200	800,103
AMMB Holdings Bhd	1,569,100	1,195,505
Axiata Group Bhd	2,393,400	1,971,558
British American Tobacco Malaysia Bhd	128,600	416,737
Bursa Malaysia Bhd(b)	910,200	2,109,728

100	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Malaysia (continued)
Cahya Mata Sarawak Bhd(b)	725,000	$340,755
Carlsberg Brewery Malaysia Bhd	179,800	966,939
CIMB Group Holdings Bhd	4,539,500	4,312,104
Dialog Group Bhd	3,815,078	2,868,976
DiGi.Com Bhd	2,760,100	2,587,701
FGV Holdings Bhd	3,371,300	1,092,493
Focus Dynamics Group Bhd(a)	3,972,000	682,879
Fraser & Neave Holdings Bhd	148,200	1,169,469
Gamuda Bhd	1,976,800	1,613,714
Genting Bhd	1,704,300	1,677,950
Genting Malaysia Bhd	2,522,600	1,535,089
Genting Plantations Bhd	584,600	1,404,197
HAP Seng Consolidated Bhd	376,200	761,241
Hartalega Holdings Bhd(b)	1,554,100	4,943,903
Hong Leong Bank Bhd	506,600	2,162,997
Hong Leong Financial Group Bhd	223,900	906,124
IHH Healthcare Bhd	2,134,500	2,698,156
IJM Corp. Bhd	2,845,600	1,055,881
Inari Amertron Bhd	2,870,400	2,414,189
IOI Corp. Bhd	1,740,400	1,816,818
Kossan Rubber Industries(b)	1,709,500	1,881,824
KPJ Healthcare Bhd	5,403,700	1,229,785
Kuala Lumpur Kepong Bhd	384,300	2,209,309
Malayan Banking Bhd	3,182,200	6,147,924
Malaysia Airports Holdings Bhd	981,900	1,253,334
Malaysian Resources Corp. Bhd	2,396,900	228,276
Maxis Bhd(b)	1,978,800	2,334,911
MISC Bhd	1,030,900	1,519,892
My EG Services Bhd	3,830,600	1,819,357
Nestle Malaysia Bhd	42,700	1,447,100
Pavilion REIT(b)	1,374,600	469,251
Pentamaster Corp. Bhd	1,247,300	1,962,357
Petronas Chemicals Group Bhd	2,182,500	3,622,653
Petronas Dagangan Bhd	230,800	1,105,328
Petronas Gas Bhd	559,800	2,221,198
PPB Group Bhd	760,980	3,482,531
Press Metal Aluminium Holdings Bhd	1,608,400	3,179,002
Public Bank Bhd	13,317,800	13,803,731
QL Resources Bhd	1,103,500	1,640,578
RHB Bank Bhd	1,180,598	1,489,437
Sapura Energy Bhd(a)	8,906,500	253,370
Serba Dinamik Holdings Bhd(b)	1,869,570	744,591
Sime Darby Bhd	2,529,300	1,376,490
Sime Darby Plantation Bhd	2,306,900	2,767,709
Sime Darby Property Bhd(b)	4,669,600	658,422
SP Setia Bhd Group	1,146,300	259,459
Sunway REIT(b)	2,927,500	1,028,336
Supermax Corp. Bhd(a)(b)	1,559,281	2,622,909
Telekom Malaysia Bhd	1,045,600	1,642,439
Tenaga Nasional Bhd	2,085,700	4,978,851
Top Glove Corp. Bhd(b)	4,358,100	7,266,195
UMW Holdings Bhd	363,200	258,755
Velesto Energy Bhd(a)	6,720,976	199,510
VS Industry Bhd	1,831,700	1,241,523
Westports Holdings Bhd	670,400	713,103
Yinson Holdings Bhd(b)	683,500	879,208

		123,715,871

Mexico — 0.5%
Alfa SAB de CV, Class A	2,464,100	1,571,780
Alsea SAB de CV(a)	536,900	613,532

Security	Shares	Value

Mexico (continued)
America Movil SAB de CV, Series L, NVS	29,943,600	$20,240,266
Arca Continental SAB de CV	369,900	1,702,306
Bolsa Mexicana de Valores SAB de CV	554,500	1,261,255
Cemex SAB de CV, CPO, NVS(a)	14,355,312	8,347,639
Coca-Cola Femsa SAB de CV	396,800	1,744,676
Controladora Nemak SAB de CV(a)	2,464,100	325,322
Controladora Vuela Cia. de Aviacion SAB de CV, Class A(a)	750,100	856,791
Corp Inmobiliaria Vesta SAB de CV	854,300	1,632,689
Fibra Uno Administracion SA de CV	3,074,400	3,479,764
Fomento Economico Mexicano SAB de CV	1,673,200	11,558,140
Genomma Lab Internacional SAB de CV, Class B(a)(b)	761,400	790,258
Gentera SAB de CV(a)(b)	987,300	391,532
Gruma SAB de CV, Class B	192,410	2,141,261
Grupo Aeroportuario del Centro Norte SAB de CV(a)	267,700	1,601,554
Grupo Aeroportuario del Pacifico SAB de CV, Class B(a)	308,700	3,153,629
Grupo Aeroportuario del Sureste SAB de CV, Class B(a)(b)	189,935	3,029,136
Grupo Bimbo SAB de CV, Series A	1,355,900	2,582,603
Grupo Carso SAB de CV, Series A1(a)	426,700	1,088,509
Grupo Cementos de Chihuahua SAB de CV	190,000	1,225,297
Grupo Comercial Chedraui SA de CV	357,600	493,339
Grupo Financiero Banorte SAB de CV, Class O(a)	2,287,200	11,487,176
Grupo Financiero Inbursa SAB de CV, Class O(a)	1,989,500	1,798,307
Grupo Herdez SAB de CV(b)	433,800	975,988
Grupo Mexico SAB de CV, Series B	2,803,600	12,177,330
Grupo Televisa SAB, CPO(a)	2,031,300	3,112,715
Industrias Penoles SAB de CV	136,625	2,072,328
Infraestructura Energetica Nova SAB de CV(a)	492,200	1,821,944
Kimberly-Clark de Mexico SAB de CV, Class A	1,351,100	2,392,409
Macquarie Mexico Real Estate Management SA de CV(c)	947,600	1,192,495
Megacable Holdings SAB de CV, CPO	257,300	943,016
Orbia Advance Corp. SAB de CV	947,778	2,070,504
Promotora y Operadora de Infraestructura SAB de CV	238,940	1,820,214
Regional SAB de CV(a)	246,100	1,020,493
Telesites SAB de CV(a)(b)	1,627,555	1,657,050
Wal-Mart de Mexico SAB de CV	4,571,000	13,188,511

		127,561,758

Netherlands — 2.7%
Aalberts NV	92,044	4,158,744
ABN AMRO Bank NV, CVA(a)(c)	318,990	3,336,728
Accell Group NV(a)	24,607	872,935
Adyen NV(a)(c)	16,002	33,428,507
Aegon NV	1,557,659	6,437,945
AerCap Holdings NV(a)	110,672	4,232,097
Akzo Nobel NV	164,763	16,782,301
AMG Advanced Metallurgical Group NV	34,821	1,104,558
Arcadis NV(a)	73,261	2,572,238
ArcelorMittal SA(a)	608,435	13,336,424
Argenx SE(a)	39,571	11,595,644
ASM International NV	41,298	10,596,525
ASML Holding NV	365,350	195,055,913
ASR Nederland NV	123,622	4,794,013
Basic-Fit NV(a)(c)	42,377	1,454,418
BE Semiconductor Industries NV	69,779	4,803,324
Boskalis Westminster(a)	63,956	1,794,873

S C H E D U L E O F I N V E S T M E N T S	101

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
Brunel International NV(a)	38,650	$374,238
Corbion NV	57,482	3,359,058
COSMO Pharmaceuticals NV(a)(b)	11,283	1,032,415
Davide Campari-Milano NV	532,149	5,738,404
Eurocommercial Properties NV(a)	50,051	966,831
Euronext NV(c)	50,041	5,401,619
EXOR NV	87,959	6,559,152
Flow Traders(c)	34,210	1,312,519
Fugro NV(a)	79,024	827,574
Heineken Holding NV	103,030	9,087,425
Heineken NV	216,684	22,623,653
IMCD NV	46,951	5,832,419
ING Groep NV(a)	3,327,527	29,814,268
Intertrust NV(a)(c)	94,293	1,450,286
JDE Peet’s NV(a)	64,519	2,491,832
Just Eat Takeaway.com NV(a)(c)	49,455	5,682,639
Just Eat Takeaway.com NV(a)(c)	61,415	7,060,533
Koninklijke Ahold Delhaize NV	922,163	26,428,723
Koninklijke BAM Groep NV(a)	312,975	616,739
Koninklijke DSM NV	149,253	26,111,156
Koninklijke KPN NV	3,060,509	9,578,115
Koninklijke Philips NV(a)	773,111	42,224,099
Koninklijke Vopak NV	58,033	2,939,324
NN Group NV	254,109	10,588,994
NSI NV	53,449	2,204,550
OCI NV(a)	98,887	2,053,155
Pharming Group NV(a)(b)	761,502	1,082,424
PostNL NV(a)	514,498	2,128,342
Prosus NV	420,325	48,930,756
QIAGEN NV(a)	198,281	10,760,627
Randstad NV(a)	99,262	6,205,737
Rhi Magnesita NV	28,919	1,540,809
SBM Offshore NV	137,795	2,371,322
Shop Apotheke Europe NV(a)(c)	22,876	5,352,749
Signify NV(a)(c)	112,060	5,350,369
Stellantis NV	949,257	14,450,252
Stellantis NV New(a)	874,971	13,302,411
TKH Group NV	40,495	1,914,762
TomTom NV(a)	91,815	1,068,611
Van Lanschot Kempen NV(a)	32,352	805,741
Vastned Retail NV	36,580	1,037,698
Wereldhave NV(a)(b)	36,213	532,342
Wolters Kluwer NV	231,538	19,251,866

		684,803,725

New Zealand — 0.3%
a2 Milk Co. Ltd. (The)(a)	659,315	5,483,442
Air New Zealand Ltd.(a)(b)	672,074	770,138
Auckland International Airport Ltd.(a)	945,188	5,074,917
Chorus Ltd.	467,313	2,839,160
Contact Energy Ltd.	651,086	3,833,672
Fisher & Paykel Healthcare Corp. Ltd.	508,246	12,688,385
Fletcher Building Ltd.(a)	754,255	3,381,139
Infratil Ltd.	767,547	3,982,832
Kiwi Property Group Ltd.	1,176,650	1,093,935
Mercury NZ Ltd.	676,333	3,472,961
Meridian Energy Ltd.	1,261,095	6,498,428
Precinct Properties New Zealand Ltd.	1,357,392	1,687,520
Pushpay Holdings Ltd.(a)	699,840	832,218
Restaurant Brands New Zealand Ltd.(a)	5,652	47,862
Ryman Healthcare Ltd.	416,680	4,672,688

Security	Shares	Value

New Zealand (continued)
SKYCITY Entertainment Group Ltd.	681,010	$1,496,952
Spark New Zealand Ltd.	1,676,945	5,801,156
Summerset Group Holdings Ltd.	239,239	2,098,346
Synlait Milk Ltd.(a)	97,211	332,785
Xero Ltd.(a)	105,680	10,531,869
Z Energy Ltd.(a)	406,178	863,561

		77,483,966

Norway — 0.5%
Adevinta ASA(a)	208,322	3,112,792
Aker ASA, Class A	34,359	2,743,755
Atea ASA	120,220	1,841,332
Austevoll Seafood ASA	118,067	1,183,024
Bakkafrost P/F(a)	41,676	2,950,423
Borregaard ASA	160,611	2,951,970
BW LPG Ltd.(c)	110,523	727,520
BW Offshore Ltd.	104,794	412,415
DNB ASA(a)	809,612	15,897,946
DNO ASA(a)	816,820	652,085
Elkem ASA(c)	320,901	985,258
Equinor ASA	814,416	14,744,891
Europris ASA(c)	201,235	1,117,116
Flex LNG Ltd.	47,811	385,710
Frontline Ltd./Bermuda	99,095	579,303
Gjensidige Forsikring ASA	168,747	3,906,477
Golden Ocean Group Ltd.	92,420	438,925
Grieg Seafood ASA(a)	161,309	1,510,689
Kongsberg Gruppen ASA	103,355	2,008,383
Leroy Seafood Group ASA	249,229	1,748,372
Mowi ASA	362,816	8,061,918
NEL ASA(a)	1,308,644	4,706,433
Nordic Semiconductor ASA(a)	153,075	2,371,397
Norsk Hydro ASA	1,105,006	4,924,947
Norway Royal Salmon ASA	22,120	505,869
Norwegian Finans Holding ASA(a)	133,712	1,134,987
Ocean Yield ASA	84,552	238,740
Orkla ASA	608,322	5,933,183
Protector Forsikring ASA(a)	79,524	582,975
Salmar ASA	50,169	3,032,565
Sbanken ASA(a)(c)	78,698	623,846
Scatec ASA(c)	114,355	4,358,698
Schibsted ASA, Class A(a)	65,075	2,463,628
Schibsted ASA, Class B(a)	86,203	2,793,828
SpareBank 1 SMN	270,102	3,176,946
SpareBank 1 SR-Bank ASA(a)	192,260	2,124,246
Storebrand ASA(a)	361,245	2,798,577
Subsea 7 SA(a)	187,813	1,766,810
Telenor ASA	575,009	9,549,925
TGS NOPEC Geophysical Co. ASA	107,989	1,448,195
Tomra Systems ASA	106,290	4,908,780
Veidekke ASA	130,844	1,581,825
Wallenius Wilhelmsen ASA(a)	129,765	324,680
Yara International ASA	143,194	6,705,195

		136,016,579

Pakistan — 0.0%
Engro Corp. Ltd./Pakistan	640,313	1,229,601
Hub Power Co. Ltd. (The)	810,761	443,444
Lucky Cement Ltd.(a)	312,310	1,418,516
MCB Bank Ltd.	611,124	735,104
Oil & Gas Development Co. Ltd.	817,242	545,951

102	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pakistan (continued)
United Bank Ltd./Pakistan	576,384	$492,388

		4,865,004

Peru — 0.1%
Cia. de Minas Buenaventura SAA, ADR(a)	171,205	1,742,867
Credicorp Ltd.	56,312	8,465,383
Southern Copper Corp.	71,374	4,739,947

		14,948,197

Philippines — 0.2%
Aboitiz Equity Ventures Inc.	1,984,270	1,642,655
Aboitiz Power Corp.	1,256,700	627,344
Alliance Global Group Inc.	3,269,600	673,275
Ayala Corp.	259,455	4,155,425
Ayala Land Inc.	6,810,230	5,340,301
Bank of the Philippine Islands	901,895	1,490,433
BDO Unibank Inc.	2,040,470	4,273,880
Bloomberry Resorts Corp.	5,309,000	880,103
DoubleDragon Properties Corp.(a)	1,108,200	329,622
Globe Telecom Inc.	30,555	1,233,589
GT Capital Holdings Inc.	88,508	983,075
International Container Terminal Services Inc.	1,027,370	2,532,258
JG Summit Holdings Inc.	2,864,997	3,623,184
Jollibee Foods Corp.	462,880	1,710,876
Manila Electric Co.	169,490	920,126
Manila Water Co. Inc.(a)	1,979,500	597,016
Megaworld Corp.	8,590,500	682,566
Metro Pacific Investments Corp.	15,813,300	1,328,821
Metropolitan Bank & Trust Co.	1,634,677	1,530,055
PLDT Inc.	78,785	2,151,646
SM Investments Corp.	241,065	4,938,932
SM Prime Holdings Inc.	9,477,100	6,958,455
Universal Robina Corp.	827,500	2,323,616

		50,927,253

Poland — 0.2%
Alior Bank SA(a)	90,848	416,826
Allegro.eu SA(a)(c)	223,582	4,418,320
Asseco Poland SA	87,232	1,594,842
Bank Millennium SA(a)	669,862	705,999
Bank Polska Kasa Opieki SA(a)	144,028	2,466,717
CCC SA(a)	34,878	775,515
CD Projekt SA(a)	64,127	5,262,091
Cyfrowy Polsat SA	262,811	2,157,971
Dino Polska SA(a)(c)	46,849	3,310,233
Enea SA(a)	179,458	330,994
Eurocash SA(a)	64,855	238,889
Grupa Azoty SA(a)	44,690	348,451
Grupa Lotos SA	85,532	887,435
KGHM Polska Miedz SA(a)	129,327	6,550,931
KRUK SA(a)(b)	17,672	794,904
LPP SA(a)	949	1,962,120
mBank SA(a)	13,146	691,346
Orange Polska SA(a)	618,462	1,091,643
PGE Polska Grupa Energetyczna SA(a)	756,772	1,331,500
Polski Koncern Naftowy ORLEN SA	251,246	3,784,210
Polskie Gornictwo Naftowe i Gazownictwo SA	1,577,131	2,392,400
Powszechna Kasa Oszczednosci Bank Polski SA(a)	744,967	5,784,518
Powszechny Zaklad Ubezpieczen SA(a)	518,764	4,160,601
Santander Bank Polska SA(a)	28,172	1,374,004
Tauron Polska Energia SA(a)(b)	1,046,402	791,128

		53,623,588

Security	Shares	Value

Portugal — 0.1%
Altri SGPS SA	129,878	$775,690
Banco Comercial Portugues SA, Class R(a)	7,658,210	1,062,512
CTT-Correios de Portugal SA(a)	148,243	430,440
EDP - Energias de Portugal SA	2,483,960	15,607,870
Galp Energia SGPS SA	423,218	4,259,364
Jeronimo Martins SGPS SA	202,278	3,311,448
Navigator Co. SA (The)	171,262	514,756
NOS SGPS SA	262,899	907,085
REN - Redes Energeticas Nacionais SGPS SA	418,424	1,192,065
Sonae SGPS SA	1,599,165	1,284,208

		29,345,438

Qatar — 0.2%
Barwa Real Estate Co.	2,260,507	2,042,366
Commercial Bank PSQC (The)	2,287,605	2,675,335
Doha Bank QPSC(a)	1,108,283	697,449
Industries Qatar QSC	1,581,074	5,208,294
Masraf Al Rayan QSC	3,883,195	4,660,258
Mesaieed Petrochemical Holding Co.	3,830,847	2,124,874
Ooredoo QPSC	780,300	1,776,900
Qatar Aluminum Manufacturing Co.	3,454,507	897,152
Qatar Electricity & Water Co. QSC	634,032	3,085,229
Qatar Fuel QSC	159,780	815,061
Qatar Gas Transport Co. Ltd.	2,145,964	1,935,357
Qatar Insurance Co. SAQ	1,706,606	1,143,025
Qatar Islamic Bank SAQ	1,131,870	5,136,425
Qatar National Bank QPSC	4,057,140	19,975,148
Qatar Navigation QSC	379,181	798,167
United Development Co. QSC	1,404,772	601,387
Vodafone Qatar QSC	2,721,398	1,115,937

		54,688,364

Russia — 0.8%
Aeroflot PJSC(a)	1,008,200	935,634
Alrosa PJSC	1,712,030	2,266,803
Detsky Mir PJSC(c)	1,112,510	2,110,286
Gazprom PJSC	3,476,400	9,879,434
Gazprom PJSC, ADR	3,190,202	17,788,566
Inter RAO UES PJSC	32,508,000	2,261,753
LSR Group PJSC, GDR(f)	977,198	2,325,731
LUKOIL PJSC	364,411	26,085,710
Magnit PJSC, GDR(f)	295,922	4,415,156
Mail.Ru Group Ltd., GDR(a)(f)	89,769	2,354,557
MMC Norilsk Nickel PJSC	55,910	18,169,667
Mobile TeleSystems PJSC, ADR	422,914	3,806,226
Moscow Exchange MICEX-RTS PJSC	1,058,550	2,205,329
Novatek PJSC, GDR(f)	79,885	13,388,726
Novolipetskiy Metallurgicheskiy Kombinat PAO	874,040	2,436,402
PhosAgro PJSC, GDR(f)	136,399	2,138,736
Polymetal International PLC	196,744	4,277,222
Polyus PJSC	29,404	5,611,653
Rosneft Oil Co. PJSC	876,450	5,520,019
Rostelecom PJSC(a)	1,019,020	1,366,380
Sberbank of Russia PJSC	9,161,790	31,379,316
Severstal PAO	116,481	1,948,589
Sistema PJSFC, GDR(f)	213,366	1,760,270
Surgutneftegas PJSC	6,073,900	2,705,257
Tatneft PJSC	1,240,210	8,060,885
Unipro PJSC	12,563,000	471,213
VTB Bank PJSC	2,035,840,000	990,254
X5 Retail Group NV, GDR(f)	110,791	3,976,401

S C H E D U L E O F I N V E S T M E N T S	103

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Russia (continued)
Yandex NV, Class A(a)	266,161	$16,882,470

		197,518,645

Saudi Arabia — 0.8%
Abdullah Al Othaim Markets Co.	55,178	1,835,957
Advanced Petrochemical Co.	116,895	1,994,609
Al Rajhi Bank	1,070,132	20,827,737
Aldrees Petroleum and Transport Services Co.	70,021	1,215,322
Alinma Bank(a)	889,184	3,873,696
Almarai Co.	204,366	2,942,282
Arab National Bank	434,723	2,357,466
Arriyadh Development Co.	187,477	906,707
Bank AlBilad	367,039	2,715,545
Bank Al-Jazira	431,050	1,556,067
Banque Saudi Fransi	500,661	4,491,700
Bupa Arabia for Cooperative Insurance Co.(a)	40,846	1,274,140
City Cement Co.	152,292	1,130,796
Co for Cooperative Insurance (The)(a)	80,260	1,694,752
Dar Al Arkan Real Estate Development Co.(a)	622,607	1,429,220
Dr Sulaiman Al Habib Medical Services Group Co.	47,927	1,474,579
Emaar Economic City(a)	433,611	1,045,083
Etihad Etisalat Co.(a)	355,805	2,722,550
Jarir Marketing Co.	49,839	2,322,697
Leejam Sports Co. JSC	34,620	678,416
Mobile Telecommunications Co.(a)	508,074	1,858,502
Mouwasat Medical Services Co.	66,931	2,569,636
National Commercial Bank	1,230,628	14,141,190
National Gas & Industrialization Co.	110,070	889,188
National Industrialization Co.(a)	393,414	1,413,909
Rabigh Refining & Petrochemical Co.(a)	243,787	912,556
Riyad Bank	1,180,165	6,714,583
SABIC Agri-Nutrients Co.	167,328	4,139,982
Sahara International Petrochemical Co.	378,635	1,857,464
Samba Financial Group	910,253	7,316,971
Saudi Airlines Catering Co.	72,030	1,478,720
Saudi Arabian Mining Co.(a)	379,524	4,259,937
Saudi Arabian Oil Co.(c)	1,761,221	16,317,384
Saudi Basic Industries Corp.	772,749	21,138,185
Saudi British Bank (The)	590,396	4,218,520
Saudi Cement Co.	78,371	1,379,054
Saudi Chemical Co. Holding(a)	116,697	1,068,731
Saudi Electricity Co.	783,034	4,634,634
Saudi Ground Services Co.(a)	125,127	1,037,512
Saudi Industrial Investment Group	235,995	1,623,321
Saudi Kayan Petrochemical Co.(a)	696,968	2,683,255
Saudi Public Transport Co.(a)	169,770	790,291
Saudi Research & Marketing Group(a)	35,063	713,273
Saudi Telecom Co.	506,269	15,279,518
Saudia Dairy & Foodstuff Co.	23,968	1,028,820
Savola Group (The)	239,014	2,513,925
Southern Province Cement Co.	67,826	1,609,415
United Electronics Co.	48,059	1,203,157
United International Transportation Co.	92,409	959,630
Yamama Cement Co.	147,081	1,211,705
Yanbu Cement Co.	115,230	1,440,855
Yanbu National Petrochemical Co.	199,452	3,403,300

		190,296,444

Singapore — 0.8%
ARA LOGOS Logistics Trust	4,521,743	2,385,065
Ascendas REIT	2,712,848	6,296,113

Security	Shares	Value

Singapore (continued)
Ascott Residence Trust(b)	2,021,972	$1,599,782
Best World International Ltd.(a)(b)(e)	171,200	89,732
BOC Aviation Ltd.(c)	210,000	1,715,728
CapitaLand China Trust	1,685,241	1,752,417
CapitaLand Integrated Commercial Trust	3,474,601	5,602,928
CapitaLand Ltd.	1,987,200	4,806,655
CDL Hospitality Trusts	1,745,400	1,617,694
City Developments Ltd.	251,200	1,366,637
ComfortDelGro Corp. Ltd.	1,630,500	1,941,218
DBS Group Holdings Ltd.	1,535,500	29,134,120
ESR-REIT	4,500,162	1,339,435
First Resources Ltd.	902,700	1,054,318
Frasers Centrepoint Trust(b)	1,066,862	2,082,113
Frasers Hospitality Trust(b)	1,337,400	508,919
Frasers Logistics & Commercial Trust	2,233,813	2,423,850
Genting Singapore Ltd.	4,629,400	2,982,546
Golden Agri-Resources Ltd.	6,700,500	913,865
Hutchison Port Holdings Trust, Class U(b)	5,789,700	1,186,889
Kenon Holdings Ltd./Singapore	34,627	951,495
Keppel Corp. Ltd.	1,171,600	4,422,964
Keppel DC REIT(b)	1,275,863	2,864,947
Keppel Infrastructure Trust(b)	8,295,735	3,469,319
Keppel REIT	2,001,060	1,839,570
Manulife US Real Estate Investment Trust	2,112,918	1,552,995
Mapletree Commercial Trust	1,766,493	2,755,362
Mapletree Industrial Trust	1,372,000	2,967,101
Mapletree Logistics Trust	2,781,199	4,149,479
NetLink NBN Trust(b)	4,200,600	3,022,811
OUE Commercial Real Estate Investment Trust	3,978,480	1,169,171
Oversea-Chinese Banking Corp. Ltd.	2,710,450	21,077,420
Parkway Life REIT(b)	929,600	2,906,970
Raffles Medical Group Ltd.	1,395,500	983,191
SATS Ltd.(a)	551,500	1,599,936
Sembcorp Industries Ltd.	949,300	1,180,277
Sembcorp Marine Ltd.(a)(b)	5,164,323	564,258
Sheng Siong Group Ltd.	1,378,700	1,682,988
SIA Engineering Co. Ltd.(b)	344,700	493,505
Singapore Airlines Ltd.(a)	1,003,900	3,109,057
Singapore Exchange Ltd.	417,400	3,113,752
Singapore Post Ltd.(b)	1,908,000	992,028
Singapore Technologies Engineering Ltd.	1,349,600	3,772,900
Singapore Telecommunications Ltd.	6,829,900	12,145,704
SPH REIT(b)	714,400	449,494
Starhill Global REIT	2,954,400	1,168,759
StarHub Ltd.(b)	836,100	806,426
Suntec REIT(b)	1,314,700	1,585,050
United Overseas Bank Ltd.	962,700	16,960,234
UOL Group Ltd.	300,600	1,658,045
Venture Corp. Ltd.	229,700	3,433,990
Wilmar International Ltd.	1,629,700	6,471,644
Wing Tai Holdings Ltd.	1,045,100	1,496,263
Yangzijiang Shipbuilding Holdings Ltd.	1,846,400	1,370,435
Yanlord Land Group Ltd.	977,500	810,225
Yoma Strategic Holdings Ltd.(a)(b)	2,188,100	453,415

		190,251,204

South Africa — 1.1%
Absa Group Ltd.	611,900	4,644,383
Adcock Ingram Holdings Ltd.	107,388	326,391
AECI Ltd.	154,917	936,655
African Rainbow Minerals Ltd.	160,790	2,929,844

104	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Africa (continued)
Anglo American Platinum Ltd.	48,092	$4,849,201
AngloGold Ashanti Ltd.	365,409	8,779,283
Aspen Pharmacare Holdings Ltd.(a)	345,900	3,287,917
AVI Ltd.	328,496	1,648,536
Barloworld Ltd.(a)	202,205	1,267,971
Bid Corp. Ltd.	370,050	6,208,924
Bidvest Group Ltd. (The)	218,371	2,275,614
Capitec Bank Holdings Ltd.(a)	60,985	5,619,655
Clicks Group Ltd.	218,243	3,602,949
Coronation Fund Managers Ltd.	176,749	574,192
Dis-Chem Pharmacies Ltd.(a)(c)	284,089	416,154
Discovery Ltd.(b)	357,665	3,056,162
Exxaro Resources Ltd.	243,931	2,447,007
FirstRand Ltd.	4,024,062	12,773,272
Foschini Group Ltd. (The)(a)	290,365	1,983,028
Gold Fields Ltd.	774,093	7,654,791
Growthpoint Properties Ltd.	2,463,658	1,983,693
Harmony Gold Mining Co. Ltd.(a)	451,174	2,091,241
Impala Platinum Holdings Ltd.	721,750	9,934,042
Imperial Logistics Ltd.	107,522	303,583
Investec Ltd.	283,032	722,975
JSE Ltd.	132,419	1,006,305
Kumba Iron Ore Ltd.	58,115	2,348,228
Liberty Holdings Ltd.	96,551	394,478
Life Healthcare Group Holdings Ltd.(a)	1,243,385	1,605,807
Massmart Holdings Ltd.(a)	142,443	381,646
Momentum Metropolitan Holdings	940,926	1,029,533
Motus Holdings Ltd.	191,483	783,233
Mr. Price Group Ltd.	206,707	2,373,921
MTN Group Ltd.	1,468,198	6,105,909
MultiChoice Group	388,546	3,329,325
Naspers Ltd., Class N	374,243	86,471,825
Nedbank Group Ltd.	302,531	2,459,842
NEPI Rockcastle PLC	353,144	2,146,665
Netcare Ltd.	1,132,099	1,006,310
Ninety One Ltd.	141,634	437,534
Northam Platinum Ltd.(a)	344,670	4,349,448
Oceana Group Ltd.	81,738	358,393
Old Mutual Ltd.	3,988,061	3,438,966
Pick n Pay Stores Ltd.	573,715	2,037,208
PSG Group Ltd.	149,933	642,563
Rand Merchant Investment Holdings Ltd.	785,478	1,574,870
Redefine Properties Ltd.(a)	4,977,304	1,104,414
Reinet Investments SCA	138,811	2,442,668
Remgro Ltd.	427,590	2,854,861
Resilient REIT Ltd.	295,546	781,251
Reunert Ltd.	248,864	631,563
Sanlam Ltd.	1,532,969	5,872,180
Sappi Ltd.(a)	548,219	1,556,610
Sasol Ltd.(a)	486,786	5,335,647
Shoprite Holdings Ltd.	429,105	3,994,432
Sibanye Stillwater Ltd.	2,034,881	7,969,190
SPAR Group Ltd. (The)	162,221	2,091,387
Standard Bank Group Ltd.	1,077,096	9,008,895
Steinhoff International Holdings NV(a)(b)	2,985,459	408,573
Super Group Ltd./South Africa(a)	471,992	744,714
Telkom SA SOC Ltd.	286,791	641,695
Tiger Brands Ltd.	130,938	1,733,314
Truworths International Ltd.	443,612	1,315,585
Vodacom Group Ltd.	540,637	4,445,417

Security	Shares	Value

South Africa (continued)
Vukile Property Fund Ltd.	594,175	$271,578
Wilson Bayly Holmes-Ovcon Ltd.(a)	62,512	340,706
Woolworths Holdings Ltd.	736,046	2,197,014

		270,341,166

South Korea — 4.0%
ABLBio Inc.(a)	38,749	838,303
Aekyung Industrial Co. Ltd.	12,965	282,805
AfreecaTV Co. Ltd.	10,508	580,542
Alteogen Inc.(a)	18,442	2,194,377
Amicogen Inc.(a)	24,554	701,323
Amorepacific Corp.	27,760	5,534,132
AMOREPACIFIC Group	27,278	1,436,326
Asiana Airlines Inc.(a)	37,105	485,954
BGF retail Co. Ltd.	7,897	1,200,152
BH Co. Ltd.	33,361	656,126
Binggrae Co. Ltd.	15,117	756,796
BNK Financial Group Inc.	236,209	1,163,518
Bukwang Pharmaceutical Co. Ltd.	49,645	994,143
Cafe24 Corp.(a)	19,934	624,608
Celltrion Healthcare Co. Ltd.(a)	63,724	8,186,250
Celltrion Inc.(a)	84,056	24,346,633
Celltrion Pharm Inc.(a)	15,393	2,408,166
Chabiotech Co. Ltd.(a)	59,178	960,201
Cheil Worldwide Inc.	77,800	1,342,339
CJ CGV Co. Ltd.(a)	42,786	1,027,002
CJ CheilJedang Corp.	6,651	2,532,922
CJ Corp.	12,411	1,044,051
CJ ENM Co. Ltd.	9,712	1,327,521
CJ Logistics Corp.(a)	8,124	1,220,125
CMG Pharmaceutical Co. Ltd.(a)	251,322	1,121,131
Com2uSCorp.	11,870	1,698,898
Cosmax Inc.	20,073	1,848,309
Coway Co. Ltd.(a)	44,892	2,797,222
CrystalGenomics Inc.(a)	50,794	642,531
Daea TI Co. Ltd.	73,801	355,612
Daesang Corp.	32,498	762,625
Daewoo Engineering & Construction Co. Ltd.(a)	142,515	751,688
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	39,084	854,286
Daewoong Pharmaceutical Co. Ltd.	6,443	872,622
DB HiTek Co. Ltd.	54,033	2,970,704
DB Insurance Co. Ltd.	45,030	1,481,409
Dentium Co. Ltd.(a)	12,985	536,302
DGB Financial Group Inc.	170,437	970,574
DL E&C Co. Ltd.(a)	13,427	1,338,379
DL Holdings Co. Ltd.	10,710	584,043
Dong-A Socio Holdings Co. Ltd.	9,477	953,122
Dong-A ST Co. Ltd.	11,149	822,271
Dongjin Semichem Co. Ltd.(b)	45,557	1,238,095
Dongkuk Steel Mill Co. Ltd.(a)	73,969	512,480
Dongsung Pharmaceutical Co. Ltd.(a)	45,549	529,355
Dongwon Industries Co. Ltd.	2,072	446,408
Doosan Bobcat Inc.	46,869	1,271,656
Doosan Infracore Co. Ltd.(a)(b)	159,923	1,166,612
DoubleUGames Co. Ltd.	10,756	600,974
Douzone Bizon Co. Ltd.	20,108	1,795,807
Ecopro BM Co. Ltd.	10,994	1,803,503
Ecopro Co. Ltd.	32,271	1,684,808
E-MART Inc.	17,886	2,622,299
Enzychem Lifesciences Corp.(a)	11,534	1,022,861

S C H E D U L E O F I N V E S T M E N T S	105

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Eo Technics Co Ltd.	13,547	$1,198,957
F&F Co. Ltd.	7,169	656,913
Feelux Co. Ltd.(a)	116,065	448,758
Fila Holdings Corp.	46,370	1,770,069
GemVax & Kael Co. Ltd.(a)	42,175	857,752
Genexine Co. Ltd.(a)	18,051	1,523,346
Grand Korea Leisure Co. Ltd.	54,448	747,163
Green Cross Cell Corp.	16,469	686,822
Green Cross Corp./South Korea	5,613	2,125,072
Green Cross Holdings Corp.	24,855	977,669
GS Engineering & Construction Corp.	54,048	1,843,314
GS Holdings Corp.	42,567	1,379,451
GS Retail Co. Ltd.	28,537	885,244
G-treeBNT Co. Ltd.(a)	40,382	768,940
Halla Holdings Corp.	16,082	635,459
Hana Financial Group Inc.	258,356	7,540,965
Hana Tour Service Inc.	16,345	847,497
Hanall Biopharma Co. Ltd.(a)	37,585	1,081,921
Handsome Co. Ltd.	25,084	697,401
Hanjin Transportation Co. Ltd.	11,802	463,175
Hankook Tire & Technology Co. Ltd.	69,961	2,573,659
Hanmi Pharm Co. Ltd.	6,113	2,093,044
Hanon Systems	182,478	2,724,283
Hanssem Co. Ltd.	11,175	947,068
Hanwha Aerospace Co. Ltd.(a)	39,986	1,453,094
Hanwha Corp.	47,525	1,365,930
Hanwha Life Insurance Co. Ltd.	370,947	885,418
Hanwha Solutions Corp.	101,013	4,497,092
HDC Hyundai Development Co-Engineering & Construction, Class E	46,456	1,135,859
Helixmith Co. Ltd.(a)	35,348	810,545
HLB Inc.(a)(b)	40,307	3,243,009
HLB Life Science Co. Ltd.(a)	42,214	847,224
HMM Co. Ltd.(a)	247,022	3,014,349
Hotel Shilla Co. Ltd.	28,413	2,054,900
Huchems Fine Chemical Corp.	26,811	512,923
Hugel Inc.(a)	6,993	1,224,056
Hyosung Advanced Materials Corp.(a)	4,135	837,277
Hyosung Chemical Corp.	3,709	547,099
Hyosung Corp.	10,836	718,783
Hyosung TNC Co. Ltd.	3,061	819,569
Hyundai Bioscience Co. Ltd.(a)	55,332	1,125,338
Hyundai Department Store Co. Ltd.	15,024	1,050,310
Hyundai Elevator Co. Ltd.	24,409	926,303
Hyundai Engineering & Construction Co. Ltd.	59,001	2,123,002
Hyundai Glovis Co. Ltd.	15,809	2,685,240
Hyundai Greenfood Co. Ltd.	117,910	922,325
Hyundai Heavy Industries Holdings Co. Ltd.	7,921	1,664,076
Hyundai Home Shopping Network Corp.	11,553	817,985
Hyundai Marine & Fire Insurance Co. Ltd.	61,189	1,088,558
Hyundai Mipo Dockyard Co. Ltd.	24,538	945,457
Hyundai Mobis Co. Ltd.	59,577	16,910,153
Hyundai Motor Co.	131,312	26,882,217
Hyundai Rotem Co. Ltd.(a)	54,749	942,176
Hyundai Steel Co.	73,457	2,547,945
Hyundai Wia Corp.	17,241	1,399,502
Iljin Materials Co. Ltd.	25,509	1,628,234
Industrial Bank of Korea(a)	194,081	1,358,532
iNtRON Biotechnology Inc.(a)	55,895	1,149,280
JB Financial Group Co. Ltd.	278,170	1,288,146

Security	Shares	Value

South Korea (continued)
JW Pharmaceutical Corp.	33,860	$932,315
JYP Entertainment Corp.	29,662	861,805
Kakao Corp.(a)	50,476	19,899,800
Kangwon Land Inc.	90,275	1,900,569
KB Financial Group Inc.(a)	354,814	12,782,947
KCC Corp.	6,361	1,128,785
KEPCO Plant Service & Engineering Co. Ltd.	19,211	465,419
Kia Motors Corp.	237,672	17,529,001
KIWOOM Securities Co. Ltd.	15,899	2,004,076
KMW Co. Ltd.(a)(b)	27,663	1,904,212
Koh Young Technology Inc.	9,884	948,108
Kolmar Korea Co. Ltd.(b)	20,260	932,764
Kolmar Korea Holdings Co. Ltd.	20,564	494,521
Kolon Industries Inc.	17,363	634,853
Komipharm International Co. Ltd.(a)	48,323	488,155
Korea Aerospace Industries Ltd.	68,015	1,887,954
Korea Electric Power Corp.(a)	208,940	4,268,084
Korea Gas Corp.	25,948	719,102
Korea Investment Holdings Co. Ltd.	36,403	2,645,775
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	31,862	2,677,479
Korea Zinc Co. Ltd.	6,317	2,292,778
Korean Air Lines Co. Ltd.(a)	73,664	1,890,002
Korean Reinsurance Co.	128,094	851,975
KT Skylife Co. Ltd.	44,754	341,676
KT&G Corp.(a)	104,046	7,459,761
Kuk-Il Paper Manufacturing Co. Ltd.(a)	104,240	393,719
Kumho Petrochemical Co. Ltd.	17,486	3,868,930
Kumho Tire Co. Inc.(a)	122,540	413,542
L&F Co. Ltd.	21,917	1,444,022
LegoChem Biosciences Inc.(a)	20,323	1,104,629
LF Corp.	53,051	682,938
LG Chem Ltd.	40,421	33,136,114
LG Corp.	84,624	7,497,084
LG Display Co. Ltd.(a)	201,770	3,923,205
LG Electronics Inc.	95,084	13,005,410
LG Hausys Ltd.	9,126	625,750
LG Household & Health Care Ltd.	8,119	11,300,986
LG Innotek Co. Ltd.	13,058	2,334,704
LG International Corp.	35,874	846,660
LG Uplus Corp.	152,123	1,625,129
LIG Nex1 Co. Ltd.	17,484	580,664
Lotte Chemical Corp.	14,052	3,278,716
Lotte Chilsung Beverage Co. Ltd.	3,810	395,101
Lotte Confectionery Co. Ltd.	3,583	334,725
Lotte Corp.	28,718	833,094
LOTTE Fine Chemical Co. Ltd.	22,307	1,084,839
Lotte Food Co. Ltd.	659	200,304
Lotte Shopping Co. Ltd.	9,353	882,122
LS Corp.	20,666	1,189,782
LS Electric Co. Ltd.	19,902	1,094,201
Mando Corp.	37,119	2,296,294
Medipost Co. Ltd.(a)	27,858	1,036,021
Medy-Tox Inc.	5,642	614,840
Meritz Fire & Marine Insurance Co. Ltd.	74,492	1,055,514
Meritz Securities Co. Ltd.	270,579	852,665
Mezzion Pharma Co. Ltd.(a)	7,154	858,275
Mirae Asset Daewoo Co. Ltd.	327,103	2,778,007
Naturecell Co. Ltd.(a)	60,441	480,891
NAVER Corp.	109,082	33,448,173

106	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
NCSoft Corp.	14,161	$12,064,574
NEPES Corp.	25,359	990,692
Netmarble Corp.(a)(c)	19,827	2,330,816
Nexen Tire Corp.	40,745	226,563
NH Investment & Securities Co. Ltd.	158,142	1,562,193
NHN Corp.(a)	13,228	826,602
NHN KCP Corp.	24,491	1,285,197
NongShim Co. Ltd.	4,384	1,107,170
OCI Co. Ltd.(a)	19,344	1,701,636
Orion Corp./Republic of Korea	21,595	2,316,646
Oscotec Inc.(a)	32,157	1,122,591
Osstem Implant Co. Ltd.(a)	14,254	875,424
Pan Ocean Co. Ltd.(a)	241,915	984,010
Paradise Co. Ltd.	52,388	739,970
Pearl Abyss Corp.(a)	7,654	2,154,697
Pharmicell Co. Ltd.(a)	69,306	892,192
PI Advanced Materials Co. Ltd.(a)	21,037	742,858
Poongsan Corp.	22,730	579,121
POSCO	63,551	13,947,587
POSCO Chemical Co. Ltd.	29,251	3,517,128
Posco International Corp.	40,792	601,706
RFHIC Corp.	17,194	674,018
S-1 Corp.	15,643	1,129,943
Sam Chun Dang Pharm Co. Ltd.	19,473	1,049,725
Samsung Biologics Co. Ltd.(a)(c)	14,854	10,530,325
Samsung C&T Corp.	74,245	8,628,509
Samsung Card Co. Ltd.	28,538	757,714
Samsung Electro-Mechanics Co. Ltd.	50,678	9,242,188
Samsung Electronics Co. Ltd.	4,108,454	301,173,992
Samsung Engineering Co. Ltd.(a)	128,149	1,414,840
Samsung Fire & Marine Insurance Co. Ltd.	27,939	4,196,095
Samsung Heavy Industries Co. Ltd.(a)	384,759	2,136,021
Samsung Life Insurance Co. Ltd.	61,615	3,888,807
Samsung SDI Co. Ltd.	48,648	31,921,716
Samsung SDS Co. Ltd.	30,436	5,319,362
Samsung Securities Co. Ltd.	56,997	1,923,509
Samwha Capacitor Co. Ltd.	15,495	1,036,140
Sangsangin Co. Ltd.(b)	55,461	330,703
Seah Besteel Corp.	19,398	212,431
Seegene Inc.	17,144	2,528,840
Seojin System Co. Ltd.	19,816	733,401
Seoul Semiconductor Co. Ltd.	56,595	994,182
SFA Engineering Corp.	29,121	984,064
Shin Poong Pharmaceutical Co. Ltd.(a)	25,003	1,810,516
Shinhan Financial Group Co. Ltd.(a)	376,518	10,316,714
Shinsegae Inc.	7,430	1,550,961
Shinsegae International Inc.	2,472	378,999
SillaJen Inc.(a)(b)(e)	58,324	536,262
SK Biopharmaceuticals Co. Ltd.(a)	13,481	1,747,492
SK Chemicals Co. Ltd.	7,563	2,846,436
SK Discovery Co. Ltd.	17,429	997,189
SK Holdings Co. Ltd.	30,667	8,526,227
SK Hynix Inc.	469,367	51,401,267
SK Innovation Co. Ltd.	49,265	12,331,665
SK Materials Co. Ltd.	5,805	1,592,146
SK Networks Co. Ltd.	125,091	577,033
SK Telecom Co. Ltd.	34,672	7,562,997
SKC Co. Ltd.	27,576	2,982,922
SM Entertainment Co. Ltd.(a)	27,068	740,462
S-Oil Corp.	38,412	2,341,944

Security	Shares	Value

South Korea (continued)
Soulbrain Co. Ltd./New	4,710	$1,131,394
Soulbrain Holdings Co. Ltd.	7,971	314,964
Telcon RF Pharmaceutical Inc.(a)	92,715	413,595
Tongyang Life Insurance Co. Ltd.	89,419	292,974
Webzen Inc.(a)	27,118	852,135
Woori Financial Group Inc.(a)	394,920	3,106,826
YG Entertainment Inc.(a)	16,039	650,249
Youngone Corp.(a)	21,168	669,897
Youngone Holdings Co. Ltd.	17,900	609,682
Yuhan Corp.	45,971	2,700,067
Yungjin Pharmaceutical Co. Ltd.(a)	132,459	799,301
Yuyang DNU Co. Ltd.(a)(e)	98,774	86,182

		1,009,480,111

Spain — 1.5%
Acciona SA	17,128	2,574,049
Acerinox SA	155,649	1,735,919
ACS Actividades de Construccion y Servicios SA	232,302	7,258,794
Aena SME SA(a)(c)	56,951	8,807,858
Almirall SA	73,327	1,004,878
Amadeus IT Group SA	384,773	24,560,387
Applus Services SA(a)	158,550	1,591,061
Atresmedia Corp. de Medios de Comunicacion SA(a)	87,206	347,081
Banco Bilbao Vizcaya Argentaria SA	5,868,827	26,858,853
Banco de Sabadell SA	4,625,678	2,033,221
Banco Santander SA(a)	14,770,180	43,335,465
Bankia SA	1,010,354	1,741,179
Bankinter SA	543,023	3,065,053
Befesa SA(c)	34,713	2,302,636
CaixaBank SA(a)	3,040,405	7,708,936
Cellnex Telecom SA(c)	285,962	16,783,630
Cia. de Distribucion Integral Logista Holdings SA	44,904	847,767
Cie. Automotive SA	76,291	2,013,139
Construcciones y Auxiliar de Ferrocarriles SA	29,335	1,318,646
Corp Financiera Alba SA	47,536	2,185,894
Ebro Foods SA	59,902	1,307,038
Enagas SA	107,612	2,376,160
Ence Energia y Celulosa SA(a)(b)	185,793	733,590
Endesa SA	267,622	6,860,327
Euskaltel SA(c)	141,432	1,520,658
Faes Farma SA	484,143	2,161,581
Ferrovial SA	422,208	10,158,787
Fluidra SA	58,916	1,417,226
Fomento de Construcciones y Contratas SA	115,325	1,234,355
Gestamp Automocion SA(c)	159,529	742,299
Global Dominion Access SA(c)	220,791	1,016,626
Grifols SA	244,737	7,225,143
Grupo Catalana Occidente SA	58,303	1,986,846
Iberdrola SA	5,208,273	70,773,434
Iberdrola SA, New	74,404	1,011,049
Indra Sistemas SA(a)	147,741	1,304,896
Industria de Diseno Textil SA	910,792	27,098,705
Inmobiliaria Colonial Socimi SA	238,557	2,304,092
Lar Espana Real Estate Socimi SA	73,133	410,928
Liberbank SA(a)	2,302,518	590,236
Mapfre SA	575,025	1,057,677
Mediaset Espana Comunicacion SA(a)	149,143	770,074
Melia Hotels International SA(a)	96,109	630,519
Merlin Properties Socimi SA	304,935	2,930,382
Naturgy Energy Group SA	221,925	5,745,532

S C H E D U L E O F I N V E S T M E N T S	107

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
Neinor Homes SA(a)(c)	57,545	$776,017
Pharma Mar SA(b)	17,211	2,195,513
Prosegur Cia. de Seguridad SA	279,766	777,663
Red Electrica Corp. SA	291,862	5,552,772
Repsol SA	1,278,136	12,611,902
Sacyr SA	365,846	803,595
Siemens Gamesa Renewable Energy SA	220,467	9,077,279
Solaria Energia y Medio Ambiente SA(a)	90,049	2,323,667
Talgo SA(a)(c)	160,517	742,996
Tecnicas Reunidas SA(a)	35,363	467,862
Telefonica SA(a)	4,211,269	18,183,226
Unicaja Banco SA(a)(c)	734,111	509,259
Viscofan SA	33,724	2,384,529
Zardoya Otis SA	232,082	1,531,023

		369,379,909

Sweden — 2.4%
AAK AB	149,125	2,927,705
AddTech AB, Class B	211,621	2,819,733
AF Poyry AB(a)	99,788	2,738,299
Alfa Laval AB(a)	248,250	6,544,070
Alimak Group AB(c)	34,113	569,195
Arjo AB, Class B	278,208	2,073,899
Assa Abloy AB, Class B	838,956	20,856,701
Atlas Copco AB, Class A	565,341	30,905,077
Atlas Copco AB, Class B	334,531	15,773,722
Attendo AB(a)(c)	103,158	579,529
Avanza Bank Holding AB	121,038	3,312,706
Axfood AB	79,703	1,923,079
Beijer Ref AB	61,166	2,552,209
Betsson AB	132,555	1,253,063
BHG Group AB(a)	92,665	1,744,167
Bilia AB, Class A(a)	88,240	1,100,544
BillerudKorsnas AB	159,525	2,861,877
BioGaia AB, Class B	16,553	926,947
Biotage AB(a)	84,071	1,422,957
Boliden AB	219,442	7,244,005
Bonava AB, Class B(a)	108,991	1,158,525
Bravida Holding AB(c)	192,377	2,323,151
Bure Equity AB	59,536	1,988,214
Cantargia AB(a)	74,731	509,537
Castellum AB	214,308	5,170,836
Cellavision AB(a)	17,939	638,267
Clas Ohlson AB, Class B(a)	53,115	485,208
Cloetta AB, Class B	230,949	665,355
Dios Fastigheter AB	109,116	938,493
Dometic Group AB(a)(c)	263,688	3,657,519
Dustin Group AB(c)	67,972	647,854
Electrolux AB, Series B	200,944	4,937,638
Electrolux Professional AB, Class B(a)	256,620	1,407,466
Elekta AB, Class B	310,951	4,497,854
Embracer Group AB(a)	220,497	5,002,543
Epiroc AB, Class A	571,945	11,022,774
Epiroc AB, Class B	345,800	5,969,118
EQT AB	214,965	6,737,534
Essity AB, Class B	512,395	16,441,073
Evolution Gaming Group AB(c)	139,900	13,696,868
Fabege AB	221,278	3,316,295
Fastighets AB Balder, Class B(a)	90,233	4,542,764
Fingerprint Cards AB, Class B(a)(b)	339,848	795,510
Fortnox AB	59,901	2,948,114

Security	Shares	Value

Sweden (continued)
Getinge AB, Class B	196,884	$5,100,211
Granges AB(a)	82,675	955,711
Hennes & Mauritz AB, Class B(a)	697,991	14,997,856
Hexagon AB, Class B	244,804	21,510,768
Hexpol AB	245,651	2,702,572
Holmen AB, Class B	82,365	3,786,760
Hufvudstaden AB, Class A	100,566	1,545,210
Husqvarna AB, Class B	380,552	4,734,887
ICA Gruppen AB	84,761	4,266,259
Industrivarden AB, Class A(a)	91,967	3,110,995
Industrivarden AB, Class C(a)	139,534	4,463,788
Indutrade AB(a)	275,592	5,683,503
Intrum AB(b)	68,822	1,878,642
Investment AB Latour, Class B	98,206	2,209,194
Investor AB, Class B	400,878	29,565,808
INVISIO AB	56,757	1,350,359
JM AB	67,660	2,377,284
Kambi Group PLC(a)	28,778	1,616,712
Karo Pharma AB(a)	127,251	733,211
Kindred Group PLC(a)	216,924	2,616,977
Kinnevik AB, Class B	222,008	10,947,763
Klovern AB, Class B	552,125	919,927
Kungsleden AB	197,497	2,031,738
L E Lundbergforetagen AB, Class B(a)	50,930	2,691,225
LeoVegas AB(c)	101,561	416,214
Lifco AB, Class B	40,753	3,764,389
Lindab International AB	115,467	2,475,516
Loomis AB	60,694	1,562,057
Lundin Energy AB	158,563	4,347,347
Mekonomen AB(a)	56,156	632,977
Millicom International Cellular SA, SDR(a)	86,532	3,248,112
Modern Times Group MTG AB, Class B(a)	68,523	1,042,994
Mycronic AB	75,329	2,121,371
NCC AB, Class B	104,050	1,752,371
Nibe Industrier AB, Class B	292,790	9,823,458
Nobia AB(a)	185,387	1,448,727
Nobina AB(a)(c)	102,018	816,825
Nolato AB, Class B(a)	22,655	2,107,619
Nordic Entertainment Group AB, Class B(a)	64,391	3,380,884
Nyfosa AB(a)	225,519	2,192,777
Oncopeptides AB(a)(c)	56,145	1,022,405
Pandox AB(a)	87,501	1,325,558
Paradox Interactive AB	35,292	985,399
Peab AB, Class B(a)	171,466	1,919,346
Platzer Fastigheter Holding AB, Class B	63,635	752,417
PowerCell Sweden AB(a)	42,280	1,918,462
Ratos AB, Class B	234,928	1,085,166
Recipharm AB, Class B(a)	109,936	3,035,247
Resurs Holding AB(a)(c)	195,574	1,065,374
Saab AB, Class B(a)	63,767	1,795,768
Samhallsbyggnadsbolaget i Norden AB	839,871	2,768,468
Sandvik AB(a)	943,390	23,645,477
SAS AB(a)(b)	2,224,820	450,543
Scandic Hotels Group AB(a)(b)(c)	108,452	406,180
Securitas AB, Class B	242,197	3,757,731
Sinch AB(a)(c)	33,243	4,916,287
Skandinaviska Enskilda Banken AB, Class A(a)	1,410,826	15,472,335
Skanska AB, Class B	294,556	7,658,657
SKF AB, Class B	318,797	8,778,776
SSAB AB, Class A(a)	117,011	502,847

108	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
SSAB AB, Class B(a)	520,690	$2,015,744
Stillfront Group AB(a)	281,900	3,010,006
Svenska Cellulosa AB SCA, Class B(a)	537,047	9,505,684
Svenska Handelsbanken AB, Class A(a)	1,293,701	13,013,804
Sweco AB, Class B	174,798	2,922,900
Swedbank AB, Class A(a)	781,441	14,800,435
Swedish Match AB	148,367	11,505,253
Swedish Orphan Biovitrum AB(a)	166,410	3,159,184
Tele2 AB, Class B	416,225	5,770,806
Telefonaktiebolaget LM Ericsson, Class B	2,521,473	31,977,915
Telia Co. AB	1,998,002	8,802,141
Thule Group AB(a)(c)	107,949	4,024,819
Trelleborg AB, Class B(a)	210,065	4,782,257
Vitrolife AB(a)	68,855	1,828,298
Volvo AB, Class B(a)	1,222,727	30,353,331
Wallenstam AB, Class B	170,350	2,607,226
Wihlborgs Fastigheter AB	143,628	2,968,921

		618,870,159

Switzerland — 5.6%
ABB Ltd., Registered	1,590,925	47,105,401
Adecco Group AG, Registered	139,924	8,782,999
Alcon Inc.(a)	424,447	30,535,755
Allreal Holding AG, Registered	11,605	2,533,376
ALSO Holding AG, Registered	8,119	2,181,251
Aryzta AG(a)	2,468,353	2,191,995
Ascom Holding AG, Registered(a)	71,409	1,228,145
Autoneum Holding AG(a)	5,233	941,775
Bachem Holding AG, Class B, Registered	5,118	2,050,997
Baloise Holding AG, Registered	43,909	7,369,170
Banque Cantonale Vaudoise, Registered	21,276	2,260,097
Barry Callebaut AG, Registered	2,329	5,181,083
Basilea Pharmaceutica AG, Registered(a)(b)	15,649	897,144
Belimo Holding AG	414	3,197,145
Bell Food Group AG, Registered	1,984	545,288
BKW AG	23,677	2,714,764
Bobst Group SA, Registered	7,596	546,475
Bossard Holding AG, Class A, Registered	5,335	1,226,402
Bucher Industries AG, Registered	5,751	2,729,398
Burckhardt Compression Holding AG	4,441	1,540,072
Cembra Money Bank AG	28,022	3,058,606
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	882	7,663,961
Chocoladefabriken Lindt & Spruengli AG, Registered	83	7,753,260
Cie. Financiere Richemont SA, Class A, Registered	446,275	41,577,419
Clariant AG, Registered	170,025	3,623,734
Coca-Cola HBC AG	179,858	5,342,199
Comet Holding AG, Registered	8,186	1,877,185
Conzzeta AG, Registered	1,188	1,522,392
Credit Suisse Group AG, Registered	2,023,175	26,733,838
Daetwyler Holding AG, Bearer	6,713	1,931,799
DKSH Holding AG	31,005	2,502,427
dormakaba Holding AG	2,417	1,452,211
Dufry AG, Registered(a)	45,925	2,482,098
EFG International AG	153,348	1,065,300
Emmi AG, Registered	1,546	1,610,996
EMS-Chemie Holding AG, Registered	6,762	6,392,583
Flughafen Zurich AG, Registered(a)	17,104	2,828,236
Forbo Holding AG, Registered	886	1,511,857
Galenica AG(c)	43,203	2,860,450

Security	Shares	Value

Switzerland (continued)
GAM Holding AG(a)(b)	194,921	$464,953
Geberit AG, Registered	32,575	19,978,552
Georg Fischer AG, Registered	3,727	4,675,508
Givaudan SA, Registered	8,146	32,928,300
Helvetia Holding AG, Registered	30,849	3,096,690
Huber + Suhner AG, Registered	22,802	1,881,370
Idorsia Ltd.(a)	94,096	2,868,574
Implenia AG, Registered	16,003	449,365
Inficon Holding AG, Registered	1,841	2,003,246
Interroll Holding AG, Registered	566	1,867,367
Julius Baer Group Ltd.	198,341	12,039,584
Kardex Holding AG, Registered	7,149	1,591,167
Komax Holding AG, Registered(a)(b)	4,718	1,211,321
Kuehne + Nagel International AG, Registered	46,685	10,658,412
LafargeHolcim Ltd., Registered	442,944	24,024,335
Landis+Gyr Group AG(a)	27,590	2,040,717
LEM Holding SA, Registered	539	1,105,144
Leonteq AG	13,198	531,866
Liechtensteinische Landesbank AG	10,721	614,626
Logitech International SA, Registered	147,625	15,409,687
Lonza Group AG, Registered	65,383	41,893,334
Meyer Burger Technology AG(a)	2,490,182	984,764
Mobilezone Holding AG, Registered	100,833	1,082,459
Mobimo Holding AG, Registered	9,365	2,958,144
Nestle SA, Registered	2,442,568	274,679,072
Novartis AG, Registered	1,899,915	171,987,584
OC Oerlikon Corp. AG, Registered	176,232	1,819,572
Partners Group Holding AG	16,269	19,284,690
PSP Swiss Property AG, Registered	39,714	5,093,713
Relief Therapeutics Holding AG(a)(b)	1,559,648	806,473
Roche Holding AG, NVS	600,026	207,169,499
Schindler Holding AG, Participation Certificates, NVS	34,188	9,050,443
Schindler Holding AG, Registered	19,937	5,262,149
Schweiter Technologies AG, Bearer	1,132	1,964,712
Sensirion Holding AG(a)(c)	10,992	722,833
SFS Group AG	15,097	1,915,975
SGS SA, Registered	5,072	15,445,198
Siegfried Holding AG, Registered	4,065	2,947,308
Siemens Energy AG(a)	341,714	12,695,236
SIG Combibloc Group AG	277,515	6,619,681
Sika AG, Registered	125,218	34,119,653
Sonova Holding AG, Registered(a)	47,851	11,586,225
St. Galler Kantonalbank AG, Class A, Registered	4,742	2,185,499
Stadler Rail AG(b)	24,746	1,240,638
Straumann Holding AG, Registered	9,068	10,087,335
Sulzer AG, Registered	19,573	2,120,995
Swatch Group AG (The), Bearer	22,959	6,632,715
Swatch Group AG (The), Registered	45,693	2,581,018
Swiss Life Holding AG, Registered	26,839	12,276,067
Swiss Prime Site AG, Registered	65,432	6,376,972
Swiss Re AG	248,356	21,960,075
Swisscom AG, Registered	20,139	10,988,614
Swissquote Group Holding SA, Registered	13,838	1,507,309
Tecan Group AG, Registered	10,914	5,299,964
Temenos AG, Registered	57,951	7,351,361
UBS Group AG, Registered	3,108,589	44,989,977
Valiant Holding AG, Registered	18,921	1,816,382
Valora Holding AG, Registered(a)	3,414	654,708
VAT Group AG(c)	25,227	7,038,378

S C H E D U L E O F I N V E S T M E N T S	109

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Vifor Pharma AG	40,033	$5,454,136
Vontobel Holding AG, Registered	30,707	2,490,456
Zur Rose Group AG(a)	8,245	3,795,332
Zurich Insurance Group AG	129,905	52,014,569

		1,427,941,284

Taiwan — 4.3%
Accton Technology Corp.	440,000	4,234,622
Acer Inc.	2,305,148	2,226,739
Advanced Ceramic X Corp.	64,000	1,042,193
Advanced Wireless Semiconductor Co.	226,631	1,254,452
Advantech Co. Ltd.	243,738	3,011,636
Airtac International Group	103,496	3,695,956
AmTRAN Technology Co. Ltd.(a)	2,615,000	1,041,237
ASE Technology Holding Co. Ltd.	2,691,958	8,844,215
Asia Cement Corp.	1,416,329	2,023,146
Asia Optical Co. Inc.	320,000	843,353
ASMedia Technology Inc.	35,000	2,381,037
Asustek Computer Inc.	596,000	6,097,813
AU Optronics Corp.(a)	6,834,000	3,599,732
AURAS Technology Co. Ltd.	95,000	719,221
BES Engineering Corp.	6,163,000	1,835,530
Bizlink Holding Inc.	141,000	1,563,450
Brighton-Best International Taiwan Inc.	692,000	632,629
Capital Securities Corp.	4,321,450	2,067,938
Career Technology MFG. Co. Ltd.	809,752	938,361
Catcher Technology Co. Ltd.	517,000	3,655,602
Cathay Financial Holding Co. Ltd.	6,415,020	9,140,587
Center Laboratories Inc.	484,863	1,040,631
Century Iron & Steel Industrial Co. Ltd.	355,000	1,274,083
Chailease Holding Co. Ltd.	957,283	5,298,772
Chang Hwa Commercial Bank Ltd.	4,582,116	2,708,116
Cheng Loong Corp.	1,506,000	1,543,512
Cheng Shin Rubber Industry Co. Ltd.	1,492,500	2,129,288
Cheng Uei Precision Industry Co. Ltd.	522,000	836,057
Chicony Electronics Co. Ltd.	472,137	1,458,436
Chilisin Electronics Corp.	256,000	923,346
China Airlines Ltd.(a)	3,522,000	1,383,519
China Bills Finance Corp.	4,012,000	2,098,948
China Development Financial Holding Corp.	13,510,000	4,303,516
China Life Insurance Co. Ltd.	1,837,784	1,489,785
China Man-Made Fiber Corp.(a)	4,488,130	1,328,688
China Petrochemical Development Corp.	5,191,652	1,716,800
China Steel Chemical Corp.	464,000	1,673,565
China Steel Corp.	9,766,575	8,004,389
Chin-Poon Industrial Co. Ltd.	797,000	934,968
Chipbond Technology Corp.	692,000	1,710,076
ChipMOS Technologies Inc.	754,000	906,066
Chlitina Holding Ltd.	103,000	765,075
Chroma ATE Inc.	337,000	2,274,547
Chunghwa Precision Test Tech Co. Ltd.	23,000	729,363
Chunghwa Telecom Co. Ltd.	3,166,000	12,210,624
CMC Magnetics Corp.	1,665,604	489,525
Compal Electronics Inc.	3,329,000	2,550,024
Compeq Manufacturing Co. Ltd.	1,097,000	1,662,982
Concraft Holding Co. Ltd.	176,449	474,479
Coretronic Corp.	691,000	953,742
CTBC Financial Holding Co. Ltd.	14,962,980	10,152,544
CTCI Corp.	749,000	936,166
Cub Elecparts Inc.	79,547	517,009
Darfon Electronics Corp.	855,000	1,251,853

Security	Shares	Value

Taiwan (continued)
Delta Electronics Inc.	1,671,000	$16,857,691
E Ink Holdings Inc.	1,077,000	1,888,428
E.Sun Financial Holding Co. Ltd.	9,296,513	7,834,933
Eclat Textile Co. Ltd.	145,365	2,105,009
Egis Technology Inc.	104,000	560,807
Elan Microelectronics Corp.	354,000	2,016,356
Elite Material Co. Ltd.	348,000	1,870,333
eMemory Technology Inc.	72,000	1,768,985
Ennoconn Corp.	75,035	696,691
ENNOSTAR Inc.(a)	573,500	1,689,626
Eternal Materials Co. Ltd.	1,627,635	1,932,644
Eva Airways Corp.	3,884,332	1,740,858
Evergreen Marine Corp. Taiwan Ltd.(a)	2,208,477	2,460,655
Everlight Electronics Co. Ltd.	740,000	1,096,688
Far Eastern Department Stores Ltd.	1,094,702	840,500
Far Eastern International Bank	4,272,334	1,563,840
Far Eastern New Century Corp.	1,922,071	1,784,621
Far EasTone Telecommunications Co. Ltd.	1,060,000	2,271,226
Faraday Technology Corp.	533,400	994,321
Feng Hsin Steel Co. Ltd.	725,000	1,631,104
Feng TAY Enterprise Co. Ltd.	287,468	1,847,844
Firich Enterprises Co. Ltd.	1,125,909	1,111,736
First Financial Holding Co. Ltd.	8,451,448	6,096,572
FLEXium Interconnect Inc.	377,987	1,606,301
Formosa Chemicals & Fibre Corp.	2,968,660	8,205,492
Formosa Petrochemical Corp.	825,000	2,625,033
Formosa Plastics Corp.	3,263,040	10,137,826
Foxconn Technology Co. Ltd.	680,287	1,817,176
Fubon Financial Holding Co. Ltd.	5,130,000	8,344,666
Fulgent Sun International Holding Co. Ltd.	215,824	843,951
General Interface Solution Holding Ltd.	273,000	1,096,777
Genius Electronic Optical Co. Ltd.	84,281	1,450,708
Giant Manufacturing Co. Ltd.	268,000	2,607,981
Gigabyte Technology Co. Ltd.	593,000	1,670,840
Global Unichip Corp.	106,000	1,495,224
Globalwafers Co. Ltd.	178,000	3,941,077
Goldsun Building Materials Co. Ltd.	1,252,056	934,487
Gourmet Master Co. Ltd.	112,000	509,954
Grand Pacific Petrochemical(a)	1,575,000	1,175,520
Grape King Bio Ltd.	189,000	1,167,646
Great Wall Enterprise Co. Ltd.	1,177,338	2,028,625
HannStar Display Corp.(a)	3,947,000	1,705,516
Highwealth Construction Corp.	1,124,937	1,711,358
Hiwin Technologies Corp.	204,328	2,889,524
Holy Stone Enterprise Co. Ltd.	201,000	775,216
Hon Hai Precision Industry Co. Ltd.	10,588,769	42,162,226
Hota Industrial Manufacturing Co. Ltd.	367,194	1,507,984
Hotai Motor Co. Ltd.	266,000	5,386,019
HTC Corp.(a)	1,028,000	1,044,428
Hua Nan Financial Holdings Co. Ltd.	5,866,795	3,593,091
Huaku Development Co. Ltd.	416,000	1,280,571
IBF Financial Holdings Co. Ltd.	4,689,259	2,109,978
Innolux Corp.	7,578,414	3,531,767
International CSRC Investment Holdings Co.	1,489,921	1,231,735
International Games System Co. Ltd.	64,000	1,773,556
Inventec Corp.	1,704,000	1,414,802
ITEQ Corp.	234,101	1,120,240
Jentech Precision Industrial Co. Ltd.	140,000	1,467,369
Kenda Rubber Industrial Co. Ltd.	922,817	1,054,554
King Yuan Electronics Co. Ltd.	1,167,000	1,541,969

110	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
King’s Town Bank Co. Ltd.	1,177,000	$1,595,113
Kinsus Interconnect Technology Corp.	307,000	856,234
LandMark Optoelectronics Corp.	94,000	918,097
Largan Precision Co. Ltd.	82,000	8,609,231
Lite-On Technology Corp.	1,471,074	2,884,098
Lotes Co. Ltd.	101,000	1,871,940
Machvision Inc.	66,552	620,304
Macronix International	1,587,525	2,228,006
Makalot Industrial Co. Ltd.	200,797	1,348,088
MediaTek Inc.	1,306,970	40,839,166
Mega Financial Holding Co. Ltd.	9,099,941	9,147,874
Merida Industry Co. Ltd.	208,350	1,975,428
Merry Electronics Co. Ltd.	220,000	1,064,548
Microbio Co. Ltd.(a)	421,000	837,415
Micro-Star International Co. Ltd.	545,000	2,539,863
Mitac Holdings Corp.	1,796,198	1,866,596
Nan Kang Rubber Tire Co. Ltd.	601,000	811,278
Nan Ya Plastics Corp.	4,301,300	10,076,432
Nanya Technology Corp.	976,000	2,784,837
Nien Made Enterprise Co. Ltd.	155,000	2,048,031
Novatek Microelectronics Corp.	501,000	7,049,156
OBI Pharma Inc.(a)	195,877	800,926
Oriental Union Chemical Corp.	1,593,000	1,021,136
Parade Technologies Ltd.	69,000	2,981,520
PChome Online Inc.	114,341	353,200
Pegatron Corp.	1,403,000	3,928,049
PharmaEssentia Corp.(a)	255,615	829,762
Phison Electronics Corp.	172,000	2,327,935
Pixart Imaging Inc.	157,000	1,045,639
Pou Chen Corp.	1,441,000	1,440,871
Powertech Technology Inc.	569,000	1,979,130
President Chain Store Corp.	430,000	4,099,991
Primax Electronics Ltd.	367,000	730,003
Prince Housing & Development Corp.	2,579,521	990,263
Qisda Corp.	3,235,000	3,309,803
Quanta Computer Inc.	2,174,000	6,265,219
Radiant Opto-Electronics Corp.	450,060	1,848,296
Radium Life Tech Co. Ltd.	1,544,939	584,818
Realtek Semiconductor Corp.	437,020	7,046,318
RichWave Technology Corp.	78,000	1,568,217
Ruentex Development Co. Ltd.	996,974	1,379,618
Ruentex Industries Ltd.	423,769	1,032,088
Sercomm Corp.	366,000	959,357
Shanghai Commercial & Savings Bank Ltd. (The)	2,370,320	3,165,788
Shin Kong Financial Holding Co. Ltd.	9,161,019	2,633,558
Shin Zu Shing Co. Ltd.	257,190	1,148,067
Shinkong Synthetic Fibers Corp.	3,914,000	1,761,143
Simplo Technology Co. Ltd.	140,200	1,807,417
Sino-American Silicon Products Inc.	474,000	2,572,913
SinoPac Financial Holdings Co. Ltd.	8,978,968	3,511,104
Sitronix Technology Corp.	233,000	1,335,470
St. Shine Optical Co. Ltd.	63,000	598,447
Standard Foods Corp.	633,422	1,278,041
Synnex Technology International Corp.	1,338,600	2,160,690
TA Chen Stainless Pipe	1,227,679	1,100,428
Taichung Commercial Bank Co. Ltd.	8,811,959	3,351,392
TaiDoc Technology Corp.	123,000	788,447
TaiMed Biologics Inc.(a)	252,000	629,044
Tainan Spinning Co. Ltd.	2,705,816	1,217,508
Taishin Financial Holding Co. Ltd.	8,343,791	3,724,574

Security	Shares	Value

Taiwan (continued)
Taiwan Business Bank	5,552,913	$1,804,536
Taiwan Cement Corp.	4,211,405	6,038,315
Taiwan Cooperative Financial Holding Co. Ltd.	7,996,204	5,468,344
Taiwan Fertilizer Co. Ltd.	1,147,000	2,060,320
Taiwan High Speed Rail Corp.	1,470,000	1,517,115
Taiwan Hon Chuan Enterprise Co. Ltd.	683,696	1,386,802
Taiwan Mobile Co. Ltd.	1,149,000	3,947,283
Taiwan Secom Co. Ltd.	446,105	1,376,430
Taiwan Semiconductor Co. Ltd.	623,000	1,185,819
Taiwan Semiconductor Manufacturing Co. Ltd.	21,195,000	447,325,953
Taiwan Surface Mounting Technology Corp.	334,000	1,484,975
Taiwan Union Technology Corp.	257,000	1,014,142
TCI Co. Ltd.	115,896	840,171
Teco Electric and Machinery Co. Ltd.	1,696,000	1,623,169
Tong Hsing Electronic Industries Ltd.	203,233	1,520,483
Transcend Information Inc.	650,000	1,429,872
Tripod Technology Corp.	429,000	1,968,628
TSRC Corp.	1,405,100	1,003,553
TTY Biopharm Co. Ltd.	382,965	839,713
Tung Ho Steel Enterprise Corp.	1,462,000	1,639,382
TXC Corp.	444,000	1,323,953
Unimicron Technology Corp.	1,097,000	3,388,644
Uni-President Enterprises Corp.	4,094,292	9,942,393
Unitech Printed Circuit Board Corp.	979,000	697,475
United Integrated Services Co. Ltd.	242,000	2,065,458
United Microelectronics Corp.	10,311,000	18,410,856
USI Corp.	2,300,258	1,651,109
Vanguard International Semiconductor Corp.	670,000	2,679,761
Visual Photonics Epitaxy Co. Ltd.	243,000	911,169
Voltronic Power Technology Corp.	64,788	2,961,473
Wafer Works Corp.	1,324,000	1,891,260
Walsin Lihwa Corp.	4,902,000	2,879,668
Walsin Technology Corp.	262,000	2,063,066
Win Semiconductors Corp.	272,953	4,035,445
Winbond Electronics Corp.	3,054,502	2,885,156
Wistron Corp.	2,116,227	2,361,650
Wistron NeWeb Corp.	397,860	1,076,968
Wiwynn Corp.	80,000	2,359,789
WPG Holdings Ltd.	969,360	1,488,527
XinTec Inc.(a)	207,000	1,371,253
Yageo Corp.	328,068	6,724,794
YFY Inc.	1,840,000	1,537,577
Yuanta Financial Holding Co. Ltd.	8,763,927	6,228,092
Yulon Motor Co. Ltd.(a)	908,502	1,326,943
Zhen Ding Technology Holding Ltd.	460,050	1,872,893

		1,081,090,900

Thailand — 0.6%
Advanced Info Service PCL, NVDR	1,078,700	6,199,011
Airports of Thailand PCL, NVDR	4,027,100	8,005,762
Amata Corp. PCL, NVDR(b)	1,026,200	582,873
B Grimm Power PCL, NVDR	795,700	1,355,854
Bangchak Corp. PCL, NVDR	1,592,200	1,282,059
Bangkok Bank PCL, Foreign	604,200	2,291,236
Bangkok Chain Hospital PCL, NVDR	2,257,400	1,093,628
Bangkok Dusit Medical Services PCL, NVDR	9,041,000	6,252,880
Bangkok Expressway & Metro PCL, NVDR	9,052,900	2,465,123
Banpu PCL, NVDR(b)	5,759,000	2,001,123
Berli Jucker PCL, NVDR(b)	1,196,800	1,329,556
BTS Group Holdings PCL, NVDR	9,841,800	3,107,418
Bumrungrad Hospital PCL, NVDR	350,200	1,468,430

S C H E D U L E O F I N V E S T M E N T S	111

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand (continued)
Central Pattana PCL, NVDR	2,175,000	$3,560,809
Central Retail Corp. PCL, NVDR(a)	1,668,974	1,714,699
CH Karnchang PCL, NVDR(a)	1,163,800	598,815
Charoen Pokphand Foods PCL, NVDR	3,832,600	3,489,420
CK Power PCL, NVDR(a)	4,588,900	674,613
CP ALL PCL, NVDR(a)	5,411,200	10,350,525
Delta Electronics Thailand PCL, NVDR	277,500	4,895,423
Electricity Generating PCL, NVDR	239,600	1,428,954
Energy Absolute PCL, NVDR	1,619,000	3,516,037
Esso Thailand PCL, NVDR(a)(b)	2,079,200	580,064
Global Power Synergy PCL, NVDR	815,100	2,131,025
Gulf Energy Development PCL, NVDR	2,378,200	2,661,868
Hana Microelectronics PCL, NVDR	843,800	1,515,344
Home Product Center PCL, NVDR	4,378,200	2,004,054
Indorama Ventures PCL, NVDR(b)	2,058,200	2,406,849
Intouch Holdings PCL, NVDR	2,227,700	4,168,099
IRPC PCL, NVDR(b)	14,631,600	1,662,126
Jasmine International PCL, NVDR(b)	6,084,800	613,969
Kasikornbank PCL, Foreign	967,700	4,106,178
Kasikornbank PCL, NVDR(b)	633,600	2,688,513
KCE Electronics PCL, NVDR	1,126,500	2,070,080
Kiatnakin Phatra Bank PCL, NVDR(b)	745,000	1,381,473
Krung Thai Bank PCL, NVDR	3,768,600	1,448,009
Land & Houses PCL, NVDR	5,765,200	1,502,458
MBK PCL, NVDR	1,072,200	433,465
Minor International PCL, NVDR(a)(b)	2,846,300	2,358,444
Muangthai Capital PCL, NVDR(a)	829,600	1,822,459
Osotspa PCL, NVDR	936,000	1,118,009
PTT Exploration & Production PCL, NVDR	1,327,661	4,591,143
PTT Global Chemical PCL, NVDR	2,125,100	4,189,138
PTT PCL, NVDR	10,556,400	13,314,537
Siam Cement PCL (The), NVDR	694,600	8,772,429
Siam Commercial Bank PCL (The), NVDR	757,900	2,386,638
Sino-Thai Engineering & Construction PCL, NVDR(b)	981,600	386,999
Sri Trang Agro-Industry PCL, NVDR	1,306,700	1,309,756
Srisawad Corp PCL, NVDR	829,110	1,856,010
Thai Oil PCL, NVDR(b)	1,036,900	1,888,107
Thai Union Group PCL, NVDR	2,589,000	1,193,725
Thanachart Capital PCL, NVDR(b)	831,100	895,522
Total Access Communication PCL, NVDR(b)	663,700	720,690
TPI Polene PCL, NVDR	8,138,300	445,934
True Corp. PCL, NVDR(b)	11,163,345	1,193,542
TTW PCL, NVDR	4,985,300	2,032,097
WHA Corp. PCL, NVDR(b)	11,248,000	1,134,947

		150,647,948

Turkey — 0.1%
Turkiye Petrol Rafinerileri AS(a)(b)	117,177	1,595,861
Akbank T.A.S.(a)	2,079,981	1,818,220
Anadolu Efes Biracilik Ve Malt Sanayii AS	244,610	832,515
Aselsan Elektronik Sanayi Ve Ticaret AS	869,904	2,061,977
BIM Birlesik Magazalar AS	396,749	3,911,227
Coca-Cola Icecek AS(a)	102,514	1,037,290
Eregli Demir ve Celik Fabrikalari TAS	1,205,312	2,369,833
Ford Otomotiv Sanayi AS	104,521	2,060,776
Haci Omer Sabanci Holding AS	1,116,206	1,610,420
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(a)	1,482,875	1,359,243
KOC Holding AS	551,528	1,526,459
Koza Altin Isletmeleri AS(a)(b)	50,825	803,618

Security	Shares	Value

Turkey (continued)
Koza Anadolu Metal Madencilik Isletmeleri AS(a)(b)	354,372	$750,161
Pegasus Hava Tasimaciligi AS(a)	56,812	549,555
Petkim Petrokimya Holding AS(a)	2,203,872	1,509,811
Sok Marketler Ticaret AS(a)	310,738	564,552
TAV Havalimanlari Holding AS	233,807	689,392
Tekfen Holding AS(b)	227,994	565,729
Turk Hava Yollari AO(a)	691,589	1,147,516
Turkcell Iletisim Hizmetleri AS	963,902	2,105,172
Turkiye Garanti Bankasi AS(a)	1,633,064	2,083,144
Turkiye Is Bankasi AS, Class C(a)	1,475,337	1,241,155
Turkiye Sise ve Cam Fabrikalari AS	1,505,311	1,491,183
Ulker Biskuvi Sanayi AS(a)	297,971	925,941
Yapi ve Kredi Bankasi AS(a)(b)	3,254,972	1,271,038

		35,881,788

United Arab Emirates — 0.2%
Abu Dhabi Commercial Bank PJSC	2,608,421	4,573,250
Abu Dhabi Islamic Bank PJSC	1,533,855	2,092,105
Aldar Properties PJSC	3,906,467	3,722,319
Aramex PJSC	689,920	826,443
Dubai Investments PJSC	2,688,227	1,207,567
Dubai Islamic Bank PJSC	1,971,627	2,705,307
Emaar Malls PJSC(a)	2,595,101	1,278,775
Emaar Properties PJSC(a)	3,395,118	3,512,366
Emirates NBD Bank PJSC	1,980,303	6,361,726
Emirates Telecommunications Group Co. PJSC	1,684,231	9,115,476
First Abu Dhabi Bank PJSC	2,573,505	10,523,405

		45,918,739

United Kingdom — 9.0%
3i Group PLC	876,780	13,382,397
Abcam PLC	176,067	4,008,633
Admiral Group PLC	167,144	6,614,828
AG Barr PLC(a)	130,167	875,852
Aggreko PLC	223,766	1,797,562
Airtel Africa PLC(c)	758,365	827,903
AJ Bell PLC	268,768	1,590,701
Anglo American PLC	1,024,609	33,964,815
Antofagasta PLC	354,206	6,955,459
Ascential PLC(a)	393,472	1,791,687
Ashmore Group PLC	330,614	2,047,536
Ashtead Group PLC	401,508	20,361,386
ASOS PLC(a)	66,413	4,080,214
Associated British Foods PLC(a)	311,111	9,044,198
Assura PLC	1,911,494	1,903,026
AstraZeneca PLC	1,129,531	116,190,808
Auto Trader Group PLC(c)	828,092	6,413,447
Avast PLC(c)	575,026	3,728,613
AVEVA Group PLC	105,667	5,275,906
Aviva PLC	3,339,715	15,372,597
Avon Rubber PLC	52,389	2,230,158
B&M European Value Retail SA	803,923	5,908,325
Babcock International Group PLC(a)	230,749	738,294
BAE Systems PLC	2,770,740	17,581,890
Balfour Beatty PLC(a)	610,466	2,256,682
Bank of Georgia Group PLC(a)	38,349	604,547
Barclays PLC(a)	14,916,443	27,353,346
Barratt Developments PLC(a)	903,499	7,925,495
Beazley PLC	487,384	2,084,125
Bellway PLC	112,287	4,248,004
Berkeley Group Holdings PLC	111,506	6,414,199

112	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Big Yellow Group PLC	170,663	$2,591,960
Blue Prism Group PLC(a)(b)	75,944	1,636,252
Bodycote PLC	178,842	1,727,696
boohoo Group PLC(a)(b)	868,747	4,042,953
BP PLC	17,319,078	64,569,648
Breedon Group PLC(a)	1,307,127	1,529,295
Brewin Dolphin Holdings PLC	436,622	1,768,730
British American Tobacco PLC	1,970,335	71,903,026
British Land Co. PLC (The)	775,762	4,779,895
Britvic PLC	227,728	2,329,735
BT Group PLC	7,386,677	12,740,092
Bunzl PLC	289,530	9,343,192
Burberry Group PLC(a)	348,717	8,229,178
Burford Capital Ltd.(a)	185,345	1,576,725
Cairn Energy PLC	562,457	1,393,348
Capita PLC(a)	1,541,051	741,083
Capital & Counties Properties PLC	666,739	1,281,792
Carnival PLC	134,854	2,157,365
Centamin PLC	1,212,081	1,909,101
Centrica PLC(a)	4,826,290	3,431,700
Cineworld Group PLC	906,512	959,509
Clinigen Group PLC	135,739	1,425,936
Close Brothers Group PLC	130,786	2,532,294
Coats Group PLC(a)	1,530,326	1,292,388
Coca-Cola European Partners PLC	175,531	8,156,926
Compass Group PLC(a)	1,513,431	27,235,382
Computacenter PLC	75,240	2,430,076
ConvaTec Group PLC(c)	1,324,870	3,642,262
Countryside Properties PLC(c)	436,072	2,582,086
Craneware PLC(b)	19,027	587,877
Cranswick PLC	43,641	2,045,936
Crest Nicholson Holdings PLC(a)	320,130	1,421,675
Croda International PLC	117,180	10,114,902
CVS Group PLC(a)	82,329	1,729,729
Daily Mail & General Trust PLC, Class A, NVS	146,690	1,551,047
DCC PLC	84,779	6,421,646
Dechra Pharmaceuticals PLC	97,044	4,805,385
Derwent London PLC	91,361	3,979,494
Diageo PLC	2,009,344	81,369,732
Dialog Semiconductor PLC(a)	57,102	3,606,020
Diploma PLC	116,453	3,706,790
Direct Line Insurance Group PLC	1,151,788	4,743,324
Diversified Gas & Oil PLC	718,168	1,136,089
Dixons Carphone PLC(a)	921,179	1,390,194
Domino’s Pizza Group PLC	425,157	1,921,954
Draper Esprit PLC(a)	94,073	888,766
Drax Group PLC	377,408	1,936,207
DS Smith PLC(a)	1,223,016	6,113,182
Dunelm Group PLC(a)	113,655	1,804,181
easyJet PLC	143,814	1,438,484
Electrocomponents PLC	396,066	4,772,528
Elementis PLC(a)	699,491	1,057,556
Energean PLC(a)	86,530	934,186
Entain PLC(a)	517,222	8,814,194
Equiniti Group PLC(a)(c)	374,662	600,920
Essentra PLC(a)	297,051	1,178,045
Euromoney Institutional Investor PLC	98,492	1,290,278
Evraz PLC	446,505	3,074,287
Experian PLC	793,238	27,841,856
Ferguson PLC	196,771	22,972,910

Security	Shares	Value

United Kingdom (continued)
Ferrexpo PLC	309,394	$1,198,955
Fevertree Drinks PLC	94,786	3,177,209
First Derivatives PLC(a)	19,835	819,846
Firstgroup PLC(a)	1,083,616	1,067,655
Frasers Group PLC(a)	262,968	1,542,652
Fresnillo PLC	158,571	2,150,496
Future PLC	99,147	2,366,264
G4S PLC(a)	1,330,533	4,752,256
Games Workshop Group PLC	32,419	4,598,686
Gamesys Group PLC	94,959	1,658,659
GB Group PLC	186,785	2,195,582
Genus PLC	65,357	4,420,998
GlaxoSmithKline PLC	4,276,314	79,686,225
Glencore PLC(a)	8,360,759	28,289,171
Go-Ahead Group PLC (The)(a)	49,605	670,618
GoCo Group PLC	709,155	1,195,841
Grainger PLC	677,751	2,483,075
Great Portland Estates PLC	246,827	2,211,263
Greatland Gold PLC(a)	3,278,101	1,102,865
Greggs PLC(a)	90,347	2,573,098
Halfords Group PLC	260,016	972,972
Halma PLC	350,090	11,869,560
Hammerson PLC	3,422,976	1,088,620
Hargreaves Lansdown PLC	278,390	6,531,342
Hays PLC(a)	1,270,291	2,456,064
Helical PLC	255,623	1,330,372
Hikma Pharmaceuticals PLC	148,324	4,886,248
Hill & Smith Holdings PLC	87,323	1,621,210
Hiscox Ltd.(a)	287,845	3,693,391
Hochschild Mining PLC	293,227	926,116
HomeServe PLC	279,004	3,999,860
Howden Joinery Group PLC(a)	551,688	5,090,924
HSBC Holdings PLC(a)	17,399,919	91,452,640
Hunting PLC	196,957	540,652
Ibstock PLC(a)(c)	435,863	1,235,360
IG Group Holdings PLC	317,959	3,274,660
IMI PLC	229,882	3,933,298
Imperial Brands PLC	813,078	16,412,826
Inchcape PLC(a)	353,458	3,227,701
Indivior PLC(a)	822,270	1,546,923
Informa PLC(a)	1,310,282	8,989,200
IntegraFin Holdings PLC	263,960	1,986,335
InterContinental Hotels Group PLC(a)	153,950	9,557,582
Intermediate Capital Group PLC	263,587	6,153,281
Intertek Group PLC	139,162	10,544,747
Investec PLC	592,513	1,548,762
IP Group PLC(a)	868,705	1,133,261
IQE PLC(a)	781,043	850,515
ITM Power PLC(a)	410,214	3,098,182
ITV PLC(a)	3,180,755	4,625,514
IWG PLC(a)	654,523	2,816,811
J D Wetherspoon PLC(a)	65,141	1,029,588
J Sainsbury PLC	1,518,740	5,097,045
JD Sports Fashion PLC(a)	392,355	4,024,701
JET2 PLC(a)	104,255	1,888,320
John Laing Group PLC(c)	263,126	1,145,399
John Wood Group PLC(a)	614,526	2,472,531
Johnson Matthey PLC	167,025	6,770,670
Jupiter Fund Management PLC	422,988	1,663,546
Just Group PLC(a)	948,414	993,702

S C H E D U L E O F I N V E S T M E N T S	113

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Kainos Group PLC	81,372	$1,390,046
KAZ Minerals PLC	227,850	2,268,406
Keller Group PLC	93,564	973,894
Keywords Studios PLC(a)(b)	64,736	2,425,069
Kingfisher PLC(a)	1,846,201	7,040,260
Lancashire Holdings Ltd.	200,314	1,874,610
Land Securities Group PLC	589,886	4,979,264
Learning Technologies Group PLC(b)	543,334	1,226,599
Legal & General Group PLC	5,219,364	17,488,044
Liontrust Asset Management PLC	60,646	1,065,972
Lloyds Banking Group PLC(a)	59,910,072	27,148,610
London Stock Exchange Group PLC	275,193	32,823,964
LondonMetric Property PLC	710,520	2,226,516
M&G PLC	2,248,730	5,431,715
Man Group PLC	1,226,047	2,462,276
Marks & Spencer Group PLC(a)	1,591,827	3,094,137
Marshalls PLC(a)	198,868	1,773,691
Marston’s PLC(a)	814,830	920,875
McCarthy & Stone PLC(a)(c)	523,059	860,481
Mediclinic International PLC	404,882	1,609,018
Meggitt PLC(a)	692,683	3,774,331
Melrose Industries PLC(a)	4,241,997	9,815,311
Micro Focus International PLC(a)	259,738	1,587,548
Mitchells & Butlers PLC(a)	224,509	918,721
Mitie Group PLC(a)	1,430,227	942,714
Mondi PLC	411,388	9,758,959
Moneysupermarket.com Group PLC	455,731	1,677,170
Morgan Advanced Materials PLC	369,268	1,480,670
National Express Group PLC(a)	457,791	1,572,854
National Grid PLC	3,017,103	35,216,232
Natwest Group PLC(a)	4,138,201	8,387,485
NCC Group PLC	341,430	1,158,064
Network International Holdings PLC(a)(c)	437,152	2,060,220
Next PLC(a)	117,830	12,507,462
Ninety One PLC	334,929	1,079,903
NMC Health PLC(a)(e)	74,553	1
Ocado Group PLC(a)	417,315	15,913,793
On the Beach Group PLC(a)(c)	168,212	761,108
OSB Group PLC(a)	441,882	2,487,849
Oxford Biomedica PLC(a)	77,809	1,048,172
Pagegroup PLC(a)	308,690	1,906,671
Paragon Banking Group PLC	325,532	2,027,685
Pearson PLC	646,429	7,213,258
Pennon Group PLC	367,902	4,722,638
Persimmon PLC	283,750	9,939,857
Petrofac Ltd.(a)	277,484	454,391
Pets at Home Group PLC	475,500	2,628,803
Phoenix Group Holdings PLC	501,335	4,645,548
Playtech PLC(a)	284,661	1,817,669
Plus500 Ltd.	96,419	1,778,829
Polypipe Group PLC(a)	276,062	1,948,514
Premier Foods PLC(a)	915,421	1,176,605
Primary Health Properties PLC	833,104	1,661,115
Provident Financial PLC(a)	256,101	861,611
Prudential PLC	2,246,178	36,165,197
QinetiQ Group PLC	554,555	2,293,683
Quilter PLC(c)	1,678,579	3,575,094
Rathbone Brothers PLC	57,289	1,266,575
Reckitt Benckiser Group PLC	610,995	52,002,359
Redde Northgate PLC	244,922	825,683

Security	Shares	Value

United Kingdom (continued)
Redrow PLC(a)	249,396	$1,799,683
RELX PLC	1,657,819	41,261,874
Renishaw PLC(a)	35,998	2,965,947
Rentokil Initial PLC(a)	1,645,287	11,242,318
Restaurant Group PLC (The)(a)	541,730	508,086
Restore PLC(a)	161,382	786,715
Rightmove PLC(a)	775,767	6,383,178
Rio Tinto PLC	968,047	74,295,819
Rolls-Royce Holdings PLC(a)	7,129,721	8,977,919
Rotork PLC	745,475	3,333,123
Royal Dutch Shell PLC, Class A	3,518,261	64,642,477
Royal Dutch Shell PLC, Class B	3,168,043	55,345,240
Royal Mail PLC(a)	802,711	4,459,836
RSA Insurance Group PLC	901,790	8,358,782
RWS Holdings PLC	211,755	1,709,798
S4 Capital PLC(a)	251,814	1,711,665
Sabre Insurance Group PLC(c)	250,610	872,389
Safestore Holdings PLC	195,028	2,170,620
Sage Group PLC (The)	930,284	7,534,495
Sanne Group PLC	141,879	1,079,349
Savills PLC(a)	160,497	2,320,754
Schroders PLC	101,820	4,777,623
Segro PLC	1,044,957	13,692,150
Senior PLC(a)	500,846	655,781
Serco Group PLC(a)	1,065,736	1,716,649
Severn Trent PLC	206,550	6,557,629
Shaftesbury PLC(a)	170,867	1,312,780
Signature Aviation PLC(a)	769,281	4,341,708
Smart Metering Systems PLC	102,205	958,576
Smith & Nephew PLC	772,178	16,345,371
Smiths Group PLC	344,026	6,701,229
Softcat PLC	114,206	2,368,098
SolGold PLC(a)	1,106,336	438,295
Spectris PLC	100,907	4,206,849
Spirax-Sarco Engineering PLC	65,280	9,932,389
Spire Healthcare Group PLC(a)(c)	316,722	701,095
Spirent Communications PLC	529,526	1,737,877
SSE PLC	896,895	18,277,186
SSP Group PLC	432,204	1,719,970
St. James’s Place PLC	455,008	7,332,228
St. Modwen Properties PLC	351,184	1,873,525
Stagecoach Group PLC	473,738	481,397
Standard Chartered PLC(a)	2,246,957	13,699,716
Standard Life Aberdeen PLC	1,989,905	8,254,996
Synthomer PLC	411,575	2,430,252
TalkTalk Telecom Group PLC	680,028	914,204
Tate & Lyle PLC	418,663	3,959,967
Taylor Wimpey PLC(a)	3,021,531	6,076,455
TBC Bank Group PLC(a)	35,723	597,488
Team17 Group PLC(a)	114,603	1,262,130
Telecom Plus PLC	58,351	1,044,864
Tesco PLC	8,522,001	28,015,575
TP ICAP PLC	494,775	1,515,118
Trainline PLC(a)(c)	405,764	2,274,471
Travis Perkins PLC(a)	223,314	4,138,307
Tritax Big Box REIT PLC	1,110,187	2,811,194
Ultra Electronics Holdings PLC	68,863	1,888,417
Unilever PLC	2,323,416	135,277,837
UNITE Group PLC (The)(a)	274,901	3,623,943
United Utilities Group PLC	586,786	7,430,853

114	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Vectura Group PLC(a)	795,920	$1,276,574
Vesuvius PLC	250,390	1,712,301
Victoria PLC(a)	126,617	1,199,706
Victrex PLC	72,941	2,347,811
Virgin Money UK PLC(a)(b)	1,154,209	2,054,901
Vistry Group PLC(a)	203,986	2,361,358
Vodafone Group PLC	23,003,700	39,435,311
Weir Group PLC (The)(a)	221,476	5,763,280
WH Smith PLC	111,714	2,347,107
Whitbread PLC(a)	174,768	6,688,561
William Hill PLC(a)	882,707	3,272,760
Wm Morrison Supermarkets PLC	2,026,943	4,994,808
Workspace Group PLC	153,794	1,511,064
WPP PLC	1,062,747	11,175,812

		2,278,792,889

Total Common Stocks — 98.6% (Cost: $20,132,115,068)		24,960,005,674

Preferred Stocks

Brazil — 0.4%
Alpargatas SA, Preference Shares, NVS	160,000	1,138,221
Azul SA, Preference Shares, NVS	284,100	2,099,106
Banco Bradesco SA, Preference Shares, NVS	3,778,699	17,122,581
Banco do Estado do Rio Grande do Sul SA, Class B, Preference Shares, NVS	157,100	387,589
Bradespar SA, Preference Shares, NVS	203,100	2,325,341
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	206,300	1,085,958
Cia. Energetica de Minas Gerais, Preference Shares, NVS	827,993	2,077,660
Cia. Energetica de Sao Paulo, Class B, Preference Shares, NVS	232,900	1,247,736
Cia. Paranaense de Energia, Preference Shares, NVS	103,700	1,239,898
Gerdau SA, Preference Shares, NVS	926,700	3,946,293
Gol Linhas Aereas Inteligentes SA, Preference Shares, NVS	167,100	733,009
Itau Unibanco Holding SA, Preference Shares, NVS	4,060,990	21,079,437
Itausa SA, Preference Shares, NVS	4,022,449	7,816,875
Lojas Americanas SA, Preference Shares, NVS	754,760	3,330,220
Marcopolo SA, Preference Shares, NVS	533,000	284,084
Metalurgica Gerdau SA, Preference Shares, NVS	1,015,000	1,966,885
Petroleo Brasileiro SA, Preference Shares, NVS	4,109,000	20,086,856
Randon SA Implemetos e Participacoes, Preference Shares, NVS	262,425	668,590

		88,636,339

Chile — 0.0%
Embotelladora Andina SA, Class B, Preference Shares	357,286	907,511
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	105,466	5,350,497

		6,258,008

Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	403,674	3,573,721

Germany — 0.4%
Bayerische Motoren Werke AG, Preference Shares, NVS	49,126	3,219,908

Security	Shares	Value

Germany (continued)
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	10,269	$878,297
Fuchs Petrolub SE, Preference Shares, NVS	62,542	3,565,088
Henkel AG & Co. KGaA, Preference Shares, NVS	152,220	15,811,693
Jungheinrich AG, Preference Shares, NVS	47,996	2,197,134
Porsche Automobil Holding SE, Preference Shares, NVS	138,176	9,652,526
Sartorius AG, Preference Shares, NVS	34,335	17,127,601
Volkswagen AG, Preference Shares, NVS	159,725	30,357,167

		82,809,414

Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	5,404,356	2,567,209

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS	6,160,700	3,263,632

South Korea — 0.2%
Hyundai Motor Co. Preference Shares, NVS	19,220	1,941,588
Series 2, Preference Shares, NVS	30,585	2,816,248
LG Chem Ltd., Preference Shares, NVS	6,173	2,579,901
LG Household & Health Care Ltd., Preference Shares, NVS	1,413	884,231
Samsung Electronics Co. Ltd., Preference Shares, NVS	709,279	46,351,059

		54,573,027

Total Preferred Stocks — 1.0% (Cost: $213,481,574)		241,681,350

Rights

Brazil — 0.0%
Lojas Americanas SA (Expires 02/04/21)(a)	7,113	5,993

China — 0.0%
Legend Holdings Corp. (Expires 05/19/23)(a)	14,607	0	(d)

South Korea — 0.0%
Feelux Co. Ltd. (Expires 02/25/21)(a)	44,957	26,727
Hanwha Solutions Corp. (Expires 02/25/21)(a)	15,807	69,242
Korean Air Lines Co. Ltd. (Expires 03/05/21)(a)	58,356	500,820

		596,789

Spain — 0.0%
ACS Actividades de Construccion y Servicios SA (Expires 02/10/21)(a)	232,302	114,583
Sacyr SA (Expires 02/03/21)(a)	365,846	18,223

		132,806

Sweden — 0.0%
Modern Times Group MTG AB, Class B (Expires 02/10/21)(a)	68,523	128,153

Total Rights — 0.0% (Cost: $433,991)		863,741

Short-Term Investments

Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(g)(h)(i)	273,689,688	273,853,902

S C H E D U L E O F I N V E S T M E N T S	115

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(g)(h)	38,940,000	$38,940,000

		312,793,902

Total Short-Term Investments — 1.2% (Cost: $312,635,021)		312,793,902

Total Investments in Securities — 100.8% (Cost: $20,658,665,654)		25,515,344,667

Other Assets, Less Liabilities — (0.8)%		(198,557,757)

Net Assets — 100.0%		$25,316,786,910

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Rounds to less than $1.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$341,849,697	$—		$(67,806,313	)(a)	$(62,949)	$(126,533)	$273,853,902	273,689,688	$3,564,933	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	38,720,000	220,000	(a)	—		—	—	38,940,000	38,940,000	20,670		—

						$(62,949)	$(126,533)	$312,793,902		$3,585,603		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI EAFE Index	686	03/19/21	$72,562	$(315,594)
MSCI Emerging Markets E-Mini Index	443	03/19/21	29,373	935,742

				$620,148

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2021, the fair values of derivative financial instruments located in the Consolidated Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$935,742

116	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Core MSCI Total International Stock ETF

Derivative Financial Instruments Categorized by Risk Exposure (continued)

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$315,594

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Consolidated Schedule of Investments. In the Consolidated Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended January 31, 2021, the effect of derivative financial instruments in the Consolidated Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$19,347,923

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(2,342,764)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$100,928,473

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$24,956,838,690	$1,201,171	$1,965,813	$24,960,005,674
Preferred Stocks	241,681,350	—	—	241,681,350
Rights	266,952	596,789	—	863,741
Money Market Funds	312,793,902	—	—	312,793,902

	$25,511,580,894	$1,797,960	$1,965,813	$25,515,344,667

Derivative financial instruments(a)
Assets
Futures Contracts	$935,742	$—	$—	$935,742
Liabilities
Futures Contracts	(315,594)	—	—	(315,594)

	$620,148	$—	$—	$620,148

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	117

Statements of Assets and Liabilities (unaudited) January 31, 2021

	iShares Core MSCI EAFE ETF	iShares Core MSCI Europe ETF	iShares Core MSCI International Developed Markets ETF	iShares Core MSCI Pacific ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$82,911,081,520	$3,865,742,046	$4,615,517,680	$1,092,042,964
Affiliated(c)	647,684,700	28,660,588	24,761,819	7,481,388
Cash	9,823	3,188	5,163	7,783
Foreign currency, at value(d)	179,534,261	7,219,680	5,356,941	3,088,187
Foreign currency collateral pledged:
Futures contracts(e)	29,193,045	1,627,688	794,429	297,395
Receivables:
Investments sold	9,193,199	—	508,735	1,530,264
Securities lending income — Affiliated	1,884,393	111,326	81,384	10,521
Capital shares sold	—	—	87,198	38
Dividends	55,818,381	1,706,606	3,376,103	1,135,571
Tax reclaims	90,810,249	6,652,525	2,362,071	—

Total assets	83,925,209,571	3,911,723,647	4,652,851,523	1,105,594,111

LIABILITIES
Collateral on securities loaned, at value	640,645,175	28,262,714	24,234,284	7,401,078
Deferred foreign capital gain tax	24,413	—	—	—
Payables:
Investments purchased	—	—	87,198	612,179
Variation margin on futures contracts	7,948,007	299,577	204,143	142,324
Investment advisory fees	5,075,114	304,700	195,253	85,706
Professional fees	8,452	1,539	—	—

Total liabilities	653,701,161	28,868,530	24,720,878	8,241,287

NET ASSETS	$83,271,508,410	$3,882,855,117	$4,628,130,645	$1,097,352,824

NET ASSETS CONSIST OF:
Paid-in capital	$76,009,812,691	$3,758,343,916	$4,101,683,481	$929,744,094
Accumulated earnings	7,261,695,719	124,511,201	526,447,164	167,608,730

NET ASSETS	$83,271,508,410	$3,882,855,117	$4,628,130,645	$1,097,352,824

Shares outstanding	1,211,400,000	76,100,000	75,600,000	17,100,000

Net asset value	$68.74	$51.02	$61.22	$64.17

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$591,990,342	$26,315,766	$21,077,001	$6,276,254
(b) Investments, at cost — Unaffiliated	$74,310,794,323	$3,681,775,096	$3,994,578,143	$916,271,244
(c) Investments, at cost — Affiliated	$647,271,420	$28,642,199	$24,752,251	$7,480,252
(d) Foreign currency, at cost	$179,126,595	$7,145,336	$5,339,600	$3,103,635
(e) Foreign currency collateral pledged, at cost	$29,698,780	$1,641,666	$804,918	$300,688

See notes to financial statements.

118	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued) January 31, 2021

iShares Core MSCI Total International Stock ETF (Consolidated)

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$25,202,550,765
Affiliated(c)	312,793,902
Cash	4,281
Foreign currency, at value(d)	41,491,677
Cash pledged:
Futures contracts	6,230,000
Receivables:
Investments sold	1,891,055
Securities lending income — Affiliated	747,578
Dividends	29,499,921
Tax reclaims	15,016,641

Total assets	25,610,225,820

LIABILITIES
Collateral on securities loaned, at value	273,836,011
Deferred foreign capital gain tax	15,374,336
Payables:
Variation margin on futures contracts	2,239,938
Investment advisory fees	1,979,000
Professional fees	1,807
Foreign taxes	7,818

Total liabilities	293,438,910

NET ASSETS	$25,316,786,910

NET ASSETS CONSIST OF:
Paid-in capital	$21,320,957,470
Accumulated earnings	3,995,829,440

NET ASSETS	$25,316,786,910

Shares outstanding	374,800,000

Net asset value	$67.55

Shares authorized	Unlimited

Par value	None

(a) Securities loaned, at value	$257,730,369
(b) Investments, at cost — Unaffiliated	$20,346,030,633
(c) Investments, at cost — Affiliated	$312,635,021
(d) Foreign currency, at cost	$41,575,677

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	119

Statements of Operations (unaudited) Six Months Ended January 31, 2021

	iShares Core MSCI EAFE ETF	iShares Core MSCI Europe ETF	iShares Core MSCI International Developed Markets ETF	iShares Core MSCI Pacific ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$675,001,537	$25,956,760	$32,300,423	$11,742,073
Dividends — Affiliated	5,202	345	421	73
Non-cash dividends — Unaffiliated	—	1,271,893	1,569,810	—
Securities lending income — Affiliated — net	9,620,947	570,689	392,448	67,190
Other income — Unaffiliated	16,020	2,171	—	—
Foreign taxes withheld	(48,069,445)	(3,225,223)	(2,852,432)	(827,972)
Foreign withholding tax claims	8,393	2,211	—	—

Total investment income	636,582,654	24,578,846	31,410,670	10,981,364

EXPENSES
Investment advisory fees	26,929,206	1,676,406	918,098	464,620
Professional fees	8,452	1,175	—	—

Total expenses	26,937,658	1,677,581	918,098	464,620

Net investment income	609,644,996	22,901,265	30,492,572	10,516,744

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	38,071,857	(9,200,286)	(9,329,431)	6,218,913
Investments — Affiliated	(157,678)	(11,528)	(10,272)	(3,538)
In-kind redemptions — Unaffiliated	—	36,015,880	27,523,095	12,211,221
Futures contracts	54,842,063	1,760,469	1,797,447	895,150
Foreign currency transactions	14,267,246	422,415	419,833	220,413

Net realized gain	107,023,488	28,986,950	20,400,672	19,542,159

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated(a)	12,135,879,588	489,352,181	520,916,255	177,401,572
Investments — Affiliated	(316,809)	(11,568)	(7,137)	(885)
Futures contracts	9,301,177	272,482	124,495	128,043
Foreign currency translations	(5,067,074)	(358,297)	(165,823)	(63,956)

Net change in unrealized appreciation (depreciation)	12,139,796,882	489,254,798	520,867,790	177,464,774

Net realized and unrealized gain	12,246,820,370	518,241,748	541,268,462	197,006,933

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,856,465,366	$541,143,013	$571,761,034	$207,523,677

(a) Net of deferred foreign capital gain tax of	$22,852	$—	$—	$—

See notes to financial statements.

120	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited) (continued) Six Months Ended January 31, 2021

iShares Core MSCI Total International Stock ETF (Consolidated)

INVESTMENT INCOME
Dividends — Unaffiliated	$201,893,857
Dividends — Affiliated	20,670
Non-cash dividends — Unaffiliated	11,118,888
Securities lending income — Affiliated — net	3,564,933
Foreign taxes withheld	(20,405,892)

Total investment income	196,192,456

EXPENSES
Investment advisory fees	10,348,684
Commitment fees	14,894
Mauritius income taxes	43,243
Interest expense	3,874

Total expenses	10,410,695

Net investment income	185,781,761

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated(a)	(157,151,841)
Investments — Affiliated	(62,949)
Futures contracts	19,347,923
Foreign currency transactions	503,502

Net realized loss	(137,363,365)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated(b)	4,095,782,446
Investments — Affiliated	(126,533)
Futures contracts	(2,342,764)
Foreign currency translations	(507,062)

Net change in unrealized appreciation (depreciation)	4,092,806,087

Net realized and unrealized gain	3,955,442,722

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,141,224,483

(a) Net of foreign capital gain tax of	$(139)
(b) Net of deferred foreign capital gain tax of	$13,218,962

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	121

Statements of Changes in Net Assets

	iShares Core MSCI EAFE ETF		iShares Core MSCI Europe ETF

	Six Months Ended 01/31/21 (unaudited)	Year Ended 07/31/20	Six Months Ended 01/31/21 (unaudited)	Year Ended 07/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$609,644,996	$1,711,290,172	$22,901,265	$85,484,451
Net realized gain (loss)	107,023,488	190,549,742	28,986,950	(30,774,718)
Net change in unrealized appreciation (depreciation)	12,139,796,882	(3,498,509,045)	489,254,798	(196,308,989)

Net increase (decrease) in net assets resulting from operations	12,856,465,366	(1,596,669,131)	541,143,013	(141,599,256)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(735,084,158)	(1,764,989,830)	(37,894,548)	(78,913,185)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	4,937,847,407	4,724,444,154	(84,006,262)	466,592,718

NET ASSETS
Total increase in net assets	17,059,228,615	1,362,785,193	419,242,203	246,080,277
Beginning of period	66,212,279,795	64,849,494,602	3,463,612,914	3,217,532,637

End of period	$83,271,508,410	$66,212,279,795	$3,882,855,117	$3,463,612,914

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

122	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares Core MSCI International Developed Markets ETF		iShares Core MSCI Pacific ETF

	Six Months Ended 01/31/21 (unaudited)	Year Ended 07/31/20	Six Months Ended 01/31/21 (unaudited)	Year Ended 07/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$30,492,572	$57,886,468	$10,516,744	$26,867,046
Net realized gain (loss)	20,400,672	(56,054,348)	19,542,159	11,861,597
Net change in unrealized appreciation (depreciation)	520,867,790	105,348,636	177,464,774	(65,469,833)

Net increase (decrease) in net assets resulting from operations	571,761,034	107,180,756	207,523,677	(26,741,190)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(42,089,272)	(56,516,718)	(8,610,509)	(31,980,275)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	1,253,860,449	1,368,281,628	(6,252,173)	(70,795,053)

NET ASSETS
Total increase (decrease) in net assets	1,783,532,211	1,418,945,666	192,660,995	(129,516,518)
Beginning of period	2,844,598,434	1,425,652,768	904,691,829	1,034,208,347

End of period	$4,628,130,645	$2,844,598,434	$1,097,352,824	$904,691,829

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	123

Statements of Changes in Net Assets (continued)

	iShares Core MSCI Total International Stock ETF (Consolidated)

	Six Months Ended 01/31/21 (unaudited)	Year Ended 07/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$185,781,761	$471,156,005
Net realized loss	(137,363,365)	(210,508,726)
Net change in unrealized appreciation (depreciation)	4,092,806,087	148,785,719

Net increase in net assets resulting from operations	4,141,224,483	409,432,998

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(262,089,438)	(469,420,157)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	1,891,339,518	4,148,747,536

NET ASSETS
Total increase in net assets	5,770,474,563	4,088,760,377
Beginning of period	19,546,312,347	15,457,551,970

End of period	$25,316,786,910	$19,546,312,347

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

124	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (For a share outstanding throughout each period)

	iShares Core MSCI EAFE ETF

	Six Months Ended 01/31/21 (unaudited)		Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17		Year Ended 07/31/16

Net asset value, beginning of period	$58.48		$60.80	$64.89	$62.42	$54.16		$59.33

Net investment income(a)	0.51		1.52	2.00	2.05	1.76		1.72
Net realized and unrealized gain (loss)(b)	10.36		(2.26)	(4.14)	2.30	8.06		(5.46)

Net increase (decrease) from investment operations	10.87		(0.74)	(2.14)	4.35	9.82		(3.74)

Distributions(c)
From net investment income		(0.61)	(1.58)	(1.95)	(1.88)	(1.56)		(1.43)

Total distributions		(0.61)	(1.58)	(1.95)	(1.88)	(1.56)		(1.43)

Net asset value, end of period	$68.74		$58.48	$60.80	$64.89	$62.42		$54.16

Total Return
Based on net asset value	18.61	%(d)	(1.30)%	(3.13)%	7.02%	18.36%		(6.24)%

Ratios to Average Net Assets
Total expenses	0.07	%(e)	0.07%	0.08%	0.08%	0.09%		0.12%

Total expenses after fees waived	0.07	%(e)	0.07%	0.08%	0.08%	0.09%		0.12%

Total expenses excluding professional fees for foreign withholding tax claims	0.07	%(e)	N/A	0.08%	N/A	0.09%		N/A

Net investment income	1.58	%(e)	2.57%	3.31%	3.14%	3.07	%(f)	3.22%

Supplemental Data
Net assets, end of period (000)	$83,271,508		$66,212,280	$64,849,495	$58,774,894	$33,131,929		$11,959,585

Portfolio turnover rate(g)	1	%(d)	2%	3%	2%	2%		2%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended July 31, 2017:
•	Ratio of net investment income to average net assets by 0.01%.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	125

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Core MSCI Europe ETF

	Six Months Ended 01/31/21 (unaudited)		Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17		Year Ended 07/31/16

Net asset value, beginning of period	$44.41		$45.70	$49.27	$48.02	$40.87		$46.46

Net investment income(a)	0.30		1.09	1.64	1.54	1.58		1.45
Net realized and unrealized gain (loss)(b)	6.81		(1.39)	(3.65)	1.47	6.71		(5.81)

Net increase (decrease) from investment operations	7.11		(0.30)	(2.01)	3.01	8.29		(4.36)

Distributions(c)
From net investment income		(0.50)	(0.99)	(1.56)	(1.76)	(1.14)		(1.23)

Total distributions		(0.50)	(0.99)	(1.56)	(1.76)	(1.14)		(1.23)

Net asset value, end of period	$51.02		$44.41	$45.70	$49.27	$48.02		$40.87

Total Return
Based on net asset value	16.02	%(d)	(0.66)%	(3.96)%	6.36%	20.54%		(9.39)%

Ratios to Average Net Assets
Total expenses	0.09	%(e)	0.09%	0.10%	0.10%	0.11%		0.12%

Total expenses after fees waived	0.09	%(e)	0.09%	0.10%	0.10%	0.11%		0.11%

Total expenses excluding professional fees for foreign withholding tax claims	0.09	%(e)	N/A	0.10%	N/A	0.11%		N/A

Net investment income	1.23	%(e)	2.45%	3.62%	3.09%	3.60	%(f)	3.51%

Supplemental Data
Net assets, end of period (000)	$3,882,855		$3,463,613	$3,217,533	$2,522,811	$2,890,840		$960,411

Portfolio turnover rate(g)	1	%(d)	3%	4%	3%	4%		3%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended July 31, 2017:
•	Ratio of net investment income to average net assets by 0.01%.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

126	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Core MSCI International Developed Markets ETF

	Six Months Ended 01/31/21 (unaudited)		Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18	Period From 03/21/17 to 07/31/17	(a)

Net asset value, beginning of period	$52.39		$54.31	$57.40	$54.82	$50.87

Net investment income(b)	0.48		1.46	1.76	1.79	0.75
Net realized and unrealized gain (loss)(c)	9.01		(2.04)	(3.27)	2.06	3.88

Net increase (decrease) from investment operations	9.49		(0.58)	(1.51)	3.85	4.63

Distributions(d)
From net investment income		(0.66)	(1.34)	(1.58)	(1.27)	(0.68)

Total distributions		(0.66)	(1.34)	(1.58)	(1.27)	(0.68)

Net asset value, end of period	$61.22		$52.39	$54.31	$57.40	$54.82

Total Return
Based on net asset value	18.14	%(e)	(1.14)%	(2.48)%	7.07%	9.14	%(e)

Ratios to Average Net Assets
Total expenses	0.05	%(f)	0.05%	0.05%	0.07%	0.07	%(f)

Total expenses after fees waived	0.05	%(f)	0.05%	0.05%	0.03%	0.00	%(f)

Net investment income	1.66	%(f)	2.81%	3.28%	3.08%	3.90	%(f)

Supplemental Data
Net assets, end of period (000)	$4,628,131		$2,844,598	$1,425,653	$904,114	$65,788

Portfolio turnover rate(g)	3	%(e)	17%	5%	6%	2	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	127

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Core MSCI Pacific ETF

	Six Months Ended 01/31/21 (unaudited)		Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16

Net asset value, beginning of period	$52.60		$55.60	$58.23	$55.49	$49.58	$51.18

Net investment income(a)	0.61		1.45	1.64	1.59	1.28	1.18
Net realized and unrealized gain (loss)(b)	11.46		(2.72)	(2.67)	3.01	6.07	(1.66)

Net increase (decrease) from investment operations	12.07		(1.27)	(1.03)	4.60	7.35	(0.48)

Distributions(c)
From net investment income		(0.50)	(1.73)	(1.60)	(1.86)	(1.44)	(1.12)

Total distributions		(0.50)	(1.73)	(1.60)	(1.86)	(1.44)	(1.12)

Net asset value, end of period	$64.17		$52.60	$55.60	$58.23	$55.49	$49.58

Total Return
Based on net asset value	22.96	%(d)	(2.45)%	(1.61)%	8.28%	15.09%	(0.79)%

Ratios to Average Net Assets
Total expenses	0.09	%(e)	0.09%	0.10%	0.10%	0.11%	0.13%

Total expenses after fees waived	0.09	%(e)	0.09%	0.10%	0.10%	0.11%	0.11%

Net investment income	2.04	%(e)	2.67%	2.97%	2.71%	2.48%	2.52%

Supplemental Data
Net assets, end of period (000)	$1,097,353		$904,692	$1,034,208	$890,946	$1,082,055	$778,376

Portfolio turnover rate(f)	4	%(d)	5%	5%	5%	3%	6%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

128	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Core MSCI Total International Stock ETF (Consolidated)

	Six Months Ended 01/31/21 (unaudited)		Year Ended 07/31/20		Year Ended 07/31/19		Year Ended 07/31/18		Year Ended 07/31/17		Year Ended 07/31/16

Net asset value, beginning of period.	$56.92		$57.96		$61.36		$59.26		$50.96		$54.71

Net investment income(a)	0.51		1.53		1.77		1.79		1.58		1.46
Net realized and unrealized gain (loss)(b)	10.83		(1.06)		(3.55)		1.98		8.01		(3.88)

Net increase (decrease) from investment operations	11.34		0.47		(1.78)		3.77		9.59		(2.42)

Distributions(c)
From net investment income		(0.71)	(1.51)		(1.62)		(1.67)		(1.29)		(1.33)

Total distributions		(0.71)	(1.51)		(1.62)		(1.67)		(1.29)		(1.33)

Net asset value, end of period	$67.55		$56.92		$57.96		$61.36		$59.26		$50.96

Total Return
Based on net asset value	19.95	%(d)	0.77	%(e)	(2.73)%		6.39%		19.08%		(4.31)%

Ratios to Average Net Assets
Total expenses	0.09	%(f)	0.09	%(g)	0.10	%(g)	0.11	%(g)	0.12	%(g)	0.14	%(g)

Total expenses after fees waived	0.09	%(f)	0.09	%(g)	0.10	%(g)	0.11	%(g)	0.12	%(g)	0.14	%(g)

Total expenses excluding professional fees for foreign withholding tax claims	N/A		N/A		0.10%		N/A		0.12%		N/A

Net investment income	1.62	%(f)	2.72%		3.09%		2.87%		2.93%		2.95%

Supplemental Data
Net assets, end of period (000)	$25,316,787		$19,546,312		$15,457,552		$10,591,357		$6,892,430		$2,542,666

Portfolio turnover rate(h)	3	%(d)	7	%(i)	6	%(i)	2	%(i)	3	%(i)	7	%(i)

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Annualized.
(g)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(h)	Portfolio turnover rate excludes in-kind transactions.
(i)

Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund’s financial highlights for its respective portfolio turnover rates.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	129

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification

Core MSCI EAFE	Diversified
Core MSCI Europe	Diversified
Core MSCI International Developed Markets	Diversified
Core MSCI Pacific	Diversified
Core MSCI Total International Stock	Diversified

Basis of Consolidation: The accompanying consolidated financial statements for the iShares Core MSCI Total International Stock ETF includes the accounts of its subsidiary in the Republic of Mauritius, which is a wholly-owned subsidiary (the “Subsidiary”) of the Fund that invests in Indian securities. Through this investment structure, the Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. Intercompany accounts and transactions, if any, have been eliminated.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the statement of operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2021, if any, are disclosed in the statement of assets and liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The statement of operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

The iShares Core MSCI Total International Stock ETF conducts its investment activities in India through its Subsidiary and expects to obtain benefits under the Double Tax Avoidance Agreement (“DTAA”) between India and Mauritius. In order to be eligible to claim benefits under the DTAA, the Subsidiary must have commercial substance, on an annual basis, to satisfy certain tests and conditions, including the establishment and maintenance of valid tax residence in Mauritius, have the place of effective management outside of India, and related requirements. The Fund has obtained a current tax residence certificate issued by the Mauritian Revenue Authorities.

Based upon current interpretation and practice of the current tax laws in India and Mauritius and the DTAA, the Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, the Subsidiary is entitled to a tax credit equivalent to the higher of the actual foreign tax incurred or 80% of the Mauritius tax on its foreign source

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Notes to Financial Statements (unaudited) (continued)

income, thus reducing its maximum effective tax rate to 3% up to June 30, 2021. After June 30, 2021, under the new tax regime and subject to meeting the necessary substance requirements as required under the Financial Services Act 2007 (as amended by the Finance Act 2018) and such guidelines issued by the FSC, the Subsidiary is entitled to either (a) a foreign tax credit equivalent to the actual foreign tax suffered on its foreign income against the Subsidiary’s tax liability computed at 15% on such income, or (b) a partial exemption of 80% of some of the income derived, including interest income or foreign source dividends. Taxes on income, if any, are paid by the Subsidiary and are disclosed in its consolidated statement of operations. Any dividends paid by the Subsidiary to its Fund are not subject to tax in Mauritius. The Subsidiary is currently exempt from tax in Mauritius on any gains from the sale of securities.

The DTAA provides that capital gains will be taxable in India with respect to the sale of shares acquired on or after April 1, 2017. Capital gains arising from shares acquired before April 1, 2017, regardless of when they are sold, will continue to be exempt from taxation under the amended DTAA, assuming requirements for eligibility under the DTAA are satisfied. There can be no assurance, however, that the DTAA will remain in effect during the Subsidiary’s existence or that it will continue to enjoy its benefits on the shares acquired prior to April 1, 2017.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

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Notes to Financial Statements (unaudited) (continued)

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s schedule of investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

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Notes to Financial Statements (unaudited) (continued)

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA as of January 31, 2021:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Core MSCI EAFE
Barclays Capital Inc.	$12,076,254	$12,076,254		$—	$—
BNP Paribas Prime Brokerage International Ltd.	1,854,602	1,854,602		—	—
BNP Paribas Securities Corp.	657,695	657,695		—	—
BofA Securities, Inc.	72,410,341	72,410,341		—	—
Citigroup Global Markets Inc.	28,382,123	28,382,123		—	—
Credit Suisse AG	13,290,514	13,290,514		—	—
Credit Suisse Securities (USA) LLC	13,105,397	13,105,397		—	—
Deutsche Bank Securities Inc.	2,709,703	2,709,703		—	—
Goldman Sachs & Co.	156,679,077	156,679,077		—	—
HSBC Bank PLC	2,792,691	2,792,691		—	—
Jefferies LLC	404,931	404,931		—	—
JPMorgan Securities LLC	30,812,760	30,812,760		—	—
Macquarie Bank Limited	8,316,413	8,316,413		—	—
Morgan Stanley & Co. LLC	192,141,763	192,141,763		—	—
National Financial Services LLC	1,020,423	1,020,423		—	—
Nomura Securities International Inc.	8,517,684	8,517,684		—	—
Scotia Capital (USA) Inc.	85,270	85,270		—	—
SG Americas Securities LLC	143,493	143,493		—	—
State Street Bank & Trust Company	8,613,330	8,613,330		—	—
UBS AG	24,508,835	24,508,835		—	—
UBS Securities LLC	9,363,011	9,363,011		—	—
Wells Fargo Bank, National Association	135,378	135,378		—	—
Wells Fargo Securities LLC	3,968,654	3,968,654		—	—

	$591,990,342	$591,990,342		$—	$—

Core MSCI Europe
BofA Securities, Inc.	$1,522,153	$1,522,153		$—	$—
Citigroup Global Markets Inc.	3,241,984	3,241,984		—	—
Credit Suisse AG	7,019	7,019		—	—
Credit Suisse Securities (USA) LLC	7,782	7,782		—	—
Deutsche Bank Securities Inc.	413,395	413,395		—	—
Goldman Sachs & Co.	11,841,281	11,841,281		—	—
HSBC Bank PLC	473,149	473,149		—	—
JPMorgan Securities LLC	1,429,164	1,429,164		—	—
Morgan Stanley & Co. LLC	6,719,989	6,719,989		—	—
National Financial Services LLC	18,956	18,956		—	—
UBS AG	640,894	640,894		—	—

	$26,315,766	$26,315,766		$—	$—

Core MSCI International Developed Markets
BMO Capital Markets	$49,259	$49,259		$—	$—
BofA Securities, Inc.	2,338,052	2,338,052		—	—
Citigroup Global Markets Inc.	1,201,958	1,201,958		—	—
Credit Suisse AG	144,342	144,342		—	—
Credit Suisse Securities (USA) LLC	1,662,590	1,662,590		—	—
Goldman Sachs & Co.	3,475,262	3,475,262		—	—
HSBC Bank PLC	181,036	181,036		—	—
Jefferies LLC	52,260	52,260		—	—
JPMorgan Securities LLC	2,312,949	2,312,949		—	—
Macquarie Bank Limited	469,847	469,847		—	—
Morgan Stanley & Co. LLC	7,305,094	7,305,094		—	—
SG Americas Securities LLC	72,131	72,131		—	—
State Street Bank & Trust Company	1,282	1,282		—	—
UBS AG	1,106,640	1,106,640		—	—
Wells Fargo Securities LLC	704,299	704,299		—	—

	$21,077,001	$21,077,001		$—	$—

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Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Core MSCI Pacific
BofA Securities, Inc.	$15,885	$15,885		$—	$—
Citigroup Global Markets Inc.	57,749	57,749		—	—
Deutsche Bank Securities Inc.	419,706	419,706		—	—
HSBC Bank PLC	2,047,272	2,047,272		—	—
JPMorgan Securities LLC	51,533	51,533		—	—
Macquarie Bank Limited	178,736	178,736		—	—
Morgan Stanley & Co. LLC	2,290,246	2,290,246		—	—
Nomura Securities International Inc.	435,429	435,429		—	—
State Street Bank & Trust Company	779,698	779,698		—	—

	$6,276,254	$6,276,254		$—	$—

Core MSCI Total International Stock
Barclays Bank PLC	$1,493,715	$1,493,715		$—	$—
Barclays Capital Inc.	15,068,447	15,068,447		—	—
BNP Paribas Prime Brokerage International Ltd.	2,025,727	2,025,727		—	—
BNP Paribas Securities Corp.	4,096,729	4,096,729		—	—
BofA Securities, Inc.	29,351,861	29,351,861		—	—
Citigroup Global Markets Inc.	27,393,234	27,393,234		—	—
Credit Suisse AG	1,608,385	1,608,385		—	—
Credit Suisse Securities (USA) LLC	7,789,257	7,789,257		—	—
Deutsche Bank Securities Inc.	4,549,582	4,549,582		—	—
Goldman Sachs & Co.	24,049,005	24,049,005		—	—
HSBC Bank PLC	6,525,422	6,525,422		—	—
Jefferies LLC	1,265,030	1,265,030		—	—
JPMorgan Securities LLC	31,143,796	31,143,796		—	—
JPMorgan Securities PLC	2,054,057	2,054,057		—	—
Macquarie Bank Limited	2,494,184	2,494,184		—	—
Morgan Stanley & Co. International PLC	7,678,884	7,678,884		—	—
Morgan Stanley & Co. LLC	78,077,406	78,077,406		—	—
National Financial Services LLC	74,034	74,034		—	—
Nomura Securities International Inc.	567,556	567,556		—	—
SG Americas Securities LLC	2,772,543	2,772,543		—	—
TD Prime Services LLC	186,776	186,776		—	—
UBS AG	1,222,085	1,222,085		—	—
UBS Securities LLC	2,851,278	2,851,278		—	—
Wells Fargo Bank, National Association	374,205	374,205		—	—
Wells Fargo Securities LLC	3,017,171	3,017,171		—	—

	$257,730,369	$257,730,369		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the statement of assets and liabilities.

Securities deposited as initial margin are designated in the schedule of investments and cash deposited, if any, are shown as cash pledged for futures contracts in the statement of assets and liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market

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Notes to Financial Statements (unaudited) (continued)

value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee

Core MSCI EAFE	0.07%
Core MSCI Europe	0.09
Core MSCI International Developed Markets	0.05
Core MSCI Pacific	0.09
Core MSCI Total International Stock	0.09

The Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. The Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee, acquired fund fees and expenses, and any other fund expenses is a fund’s total annual operating expenses.

For the iShares Core MSCI Total International Stock ETF, BFA contractually agreed to waive a portion of its investment advisory fee for the Fund through November 30, 2026 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.

For six months ended January 31, 2021, there were no fees waived by BFA pursuant to this arrangement.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended January 31, 2021, the Funds paid BTC the following amounts for securities lending agent services:

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Notes to Financial Statements (unaudited) (continued)

iShares ETF	Fees Paid to BTC

Core MSCI EAFE	$2,279,923
Core MSCI Europe	133,803
Core MSCI International Developed Markets	93,091
Core MSCI Pacific	16,218
Core MSCI Total International Stock	858,176

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended January 31, 2021, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

Core MSCI EAFE	$56,224,456	$92,545,033	$16,171,572
Core MSCI Europe	6,701,219	8,381,377	(1,881,013)
Core MSCI International Developed Markets	13,902,858	21,980,928	(3,357,283)
Core MSCI Pacific	1,788,981	3,731,586	(39,283)
Core MSCI Total International Stock	46,924,274	96,552,799	(21,196,353)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended January 31, 2021, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

Core MSCI EAFE	$1,572,934,744	$792,513,953
Core MSCI Europe	77,072,937	53,152,914
Core MSCI International Developed Markets	191,818,882	114,332,952
Core MSCI Pacific	38,572,534	37,271,973
Core MSCI Total International Stock	1,268,605,680	724,593,417

For the six months ended January 31, 2021, purchases and sales related to in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

Core MSCI EAFE	$4,115,731,499	$—
Core MSCI Europe	79,208,344	195,814,693
Core MSCI International Developed Markets	1,257,237,658	90,144,723
Core MSCI Pacific	24,971,570	31,050,846
Core MSCI Total International Stock	1,283,833,837	—

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of July 31, 2020, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

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Notes to Financial Statements (unaudited) (continued)

iShares ETF	Non-Expiring

Core MSCI EAFE	$1,166,273,040
Core MSCI Europe	79,984,762
Core MSCI International Developed Markets	101,795,325
Core MSCI Pacific	22,550,564
Core MSCI Total International Stock	504,473,990

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of January 31, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Core MSCI EAFE	$75,314,881,340	$17,023,457,097	$(8,779,293,968)	$8,244,163,129
Core MSCI Europe	3,724,361,047	684,663,769	(514,877,527)	169,786,242
Core MSCI International Developed Markets	4,036,618,373	731,492,675	(127,994,471)	603,498,204
Core MSCI Pacific	928,456,693	277,370,041	(106,292,783)	171,077,258
Core MSCI Total International Stock	20,882,890,320	6,273,629,176	(1,640,554,681)	4,633,074,495

9.	LINE OF CREDIT

The iShares Core MSCI Total International Stock ETF, along with certain other iShares funds (“Participating Funds”), is a party to a $300 million credit agreement (“Credit Agreement”) with State Street Bank and Trust Company, which expires on July 15, 2021. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Credit Agreement sets specific sub limits on aggregate borrowings based on two tiers of Participating Funds: $300 million with respect to the funds within Tier 1, including the Fund, and $200 million with respect to Tier 2. The Fund may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Credit Agreement. The Credit Agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR rate (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Credit Agreement.

For the six months ended January 31, 2021, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the credit agreement were as follows:

iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates

Core MSCI Total International Stock	$17,300,000	$658,152	1.15%

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time.

N O T E S T O F I N A N C I A L S T A T E M E N T S	137

Notes to Financial Statements (unaudited) (continued)

This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the schedule of investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations,

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Notes to Financial Statements (unaudited) (continued)

financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 01/31/21		Year Ended 07/31/20

iShares ETF	Shares	Amount	Shares	Amount

Core MSCI EAFE
Shares sold	79,200,000	$4,937,847,407	150,800,000	$9,265,882,053
Shares redeemed	—	—	(85,200,000)	(4,541,437,899)

Net increase	79,200,000	$4,937,847,407	65,600,000	$4,724,444,154

Core MSCI Europe
Shares sold	2,500,000	$116,187,834	20,500,000	$981,432,739
Shares redeemed	(4,400,000)	(200,194,096)	(12,900,000)	(514,840,021)

Net increase (decrease)	(1,900,000)	$(84,006,262)	7,600,000	$466,592,718

Core MSCI International Developed Markets
Shares sold	23,100,000	$1,347,075,551	31,200,000	$1,548,093,562
Shares redeemed	(1,800,000)	(93,215,102)	(3,150,000)	(179,811,934)

Net increase	21,300,000	$1,253,860,449	28,050,000	$1,368,281,628

Core MSCI Pacific
Shares sold	400,000	$25,935,415	500,000	$27,676,436
Shares redeemed	(500,000)	(32,187,588)	(1,900,000)	(98,471,489)

Net decrease	(100,000)	$(6,252,173)	(1,400,000)	$(70,795,053)

Core MSCI Total International Stock
Shares sold	31,400,000	$1,891,339,518	87,200,000	$4,719,594,973
Shares redeemed	—	—	(10,500,000)	(570,847,437)

Net increase	31,400,000	$1,891,339,518	76,700,000	$4,148,747,536

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	139

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Core MSCI EAFE ETF, iShares Core MSCI Europe ETF, iShares Core MSCI International Developed Markets ETF, iShares Core MSCI Pacific ETF and iShares Core MSCI Total International Stock ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 2, 2020 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2019 through September 30, 2020 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and closures in certain countries and the impact of the coronavirus outbreak on the Funds and the overall market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a Fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following enhancements to the Program: (1) certain single country emerging market ETFs were added to a $300 million credit agreement with State Street Bank and Trust Company; and (2) certain updates were made to the RATS and HLIM calculation methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

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Supplemental Information (unaudited)

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by the third quarter of 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities so that a failure to comply with the limits would result in a statutory violation and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

January 31, 2021

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

Core MSCI EAFE(a)	$0.576898	$—	$0.035366	$0.612264	94%	—%	6%	100%
Core MSCI Europe(a)	0.484423	—	0.012229	0.496652	98	—	2	100
Core MSCI International Developed Markets(a)	0.617069	—	0.044712	0.661781	93	—	7	100
Core MSCI Total International Stock(a)	0.633615	—	0.073016	0.706631	90	—	10	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

S U P P L E M E N T A L I N F O R M A T I O N	141

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at ishares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

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Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

GDR	Global Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust

SDR	Swedish Depositary Receipt

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	143

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2021 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-108-0121

JANUARY 31, 2021

2021 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares MSCI Intl Momentum Factor ETF | IMTM | NYSE Arca

•	iShares MSCI Intl Quality Factor ETF | IQLT | NYSE Arca

•	iShares MSCI Intl Size Factor ETF | ISZE | NYSE Arca

•	iShares MSCI Intl Value Factor ETF | IVLU | NYSE Arca

•	iShares MSCI USA Momentum Factor ETF | MTUM | Cboe BZX

•	iShares MSCI USA Quality Factor ETF | QUAL | Cboe BZX

•	iShares MSCI USA Size Factor ETF | SIZE | NYSE Arca

•	iShares MSCI USA Value Factor ETF | VLUE | Cboe BZX

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of January 31, 2021 has been a time of sudden change, as the emergence and spread of the coronavirus (or “COVID-19”) led to a vast disruption in the global economy and financial markets. The threat from the virus became increasingly apparent throughout February and March 2020, and countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point of the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs late in the reporting period following a series of successful vaccine trials and passage of additional stimuli. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities from developed economies grew at a more modest pace, lagging emerging market stocks, which rebounded sharply.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment and posted positive returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) dropped to historic lows. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

Following the coronavirus outbreak, the Fed instituted two emergency interest rate cuts, pushing short-term interest rates, already low as the year began, close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to accelerate as vaccination efforts continue to ramp up. Significant additional U.S. stimulus spending in early 2021 is being negotiated in Congress, which would provide a solid tailwind for economic growth. Inflation should increase somewhat as the expansion continues, but a shift in central bank policy means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the equity expansion.

Overall, we favor a positive stance toward risk, with an overweight in both equities and credit. We see U.S. and Asian equities benefiting from structural growth trends in tech, while emerging markets should be particularly helped by a vaccine-led economic expansion. In credit, rising inflation should provide tailwinds for inflation-protected bonds, and Euro area peripherals and Asian bonds also present attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of January 31, 2021

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	14.47%	17.25%

U.S. small cap equities (Russell 2000® Index)	40.89	30.17

International equities (MSCI Europe, Australasia, Far East Index)	17.58	8.94

Emerging market equities (MSCI Emerging Markets Index)	24.07	27.89

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.06	0.54

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(4.56)	4.91

U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(0.91)	4.72

Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.06	3.85

U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	6.72	7.38

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of January 31, 2021	iShares® MSCI Intl Momentum Factor ETF

Investment Objective

The iShares MSCI Intl Momentum Factor ETF (the “Fund”) (formerly the iShares Edge MSCI Intl Momentum Factor ETF) seeks to track the investment results of an index that measures the performance of international developed large- and mid-capitalization stocks exhibiting relatively higher momentum characteristics, as represented by the MSCI World ex USA Momentum Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	13.48%	19.39%	11.53%	8.51%	19.39%	72.54%	63.92%
Fund Market	13.45	19.85	11.20	8.49	19.85	70.04	63.77
Index	13.62	19.62	11.79	8.80	19.62	74.55	66.56

The inception date of the Fund was 1/13/15. The first day of secondary market trading was 1/15/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$1,134.80	$1.61		$1,000.00	$1,023.70	$1.53		0.30%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Industrials	23.9%
Information Technology	19.4
Consumer Discretionary	13.8
Health Care	11.3
Materials	9.4
Communication Services	6.5
Utilities	5.0
Financials	4.5
Consumer Staples	3.7
Real Estate	1.9
Energy	0.6

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

Japan	29.3%
Canada	9.0
Germany	8.9
France	8.2
Netherlands	7.3
Denmark	6.1
Australia	5.2
United Kingdom	5.2
Switzerland	5.1
Sweden	5.0

(a)	Excludes money market funds.

4	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of January 31, 2021	iShares® MSCI Intl Quality Factor ETF

Investment Objective

The iShares MSCI Intl Quality Factor ETF (the “Fund”) (formerly the iShares Edge MSCI Intl Quality Factor ETF) seeks to track the investment results of an index that measures the performance of international developed large- and mid-capitalization stocks exhibiting relatively higher quality characteristics as identified through three fundamental variables: return on equity, earnings variability and debt-to-equity, as represented by the MSCI World ex USA Sector Neutral Quality Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	16.73%	12.59%	11.05%	7.93%	12.59%	68.90%	58.71%
Fund Market	16.85	13.14	10.60	7.92	13.14	65.47	58.58
Index	16.79	12.68	11.21	8.16	12.68	70.09	60.75

The inception date of the Fund was 1/13/15. The first day of secondary market trading was 1/15/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,167.30	$1.64		$1,000.00	$1,023.70	$1.53		0.30%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Financials	18.1%

Industrials	14.7

Health Care	11.9

Consumer Discretionary	11.3

Consumer Staples	10.0

Information Technology	9.7

Materials	8.4

Communication Services	5.2

Energy	4.0

Utilities	3.9

Real Estate	2.8

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

Japan	16.1%

United Kingdom	14.9

Switzerland	12.7

France	8.8

Canada	6.5

Australia	6.5

Hong Kong	6.1

Germany	5.9

Denmark	4.6

Netherlands	4.6

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of January 31, 2021	iShares® MSCI Intl Size Factor ETF

Investment Objective

The iShares MSCI Intl Size Factor ETF (the “Fund”) (formerly the iShares Edge MSCI Intl Size Factor ETF) seeks to track the investment results of an index composed of international developed large- and mid-capitalization stocks with relatively smaller average market capitalization, as represented by the MSCI World ex USA Low Size Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	20.44%	8.50%	8.88%	5.56%	8.50%	53.02%	35.60%
Fund Market	21.34	9.62	8.55	5.55	9.62	50.73	35.51
Index	20.92	9.09	8.97	5.62	9.09	53.66	36.02

The inception date of the Fund was 6/16/15. The first day of secondary market trading was 6/18/15.

Index performance through December 2, 2018 reflects the performance of the MSCI World ex USA Risk Weighted Index. Index performance beginning on December 3, 2018 reflects the performance of the MSCI World ex USA Low Size Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,204.40	$1.67		$1,000.00	$1,023.70	$1.53		0.30%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Industrials	17.2%
Financials	15.1
Consumer Discretionary	11.7
Materials	9.8
Consumer Staples	8.4
Information Technology	8.3
Health Care	8.0
Real Estate	6.7
Communication Services	6.0
Utilities	5.3
Energy	3.5

(a)	Excludes money market funds.

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

Japan	32.2%
Canada	9.4
United Kingdom	9.0
France	7.2
Australia	6.7
Germany	6.1
Switzerland	4.0
Hong Kong	3.9
Sweden	3.6
Netherlands	2.7

6	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of January 31, 2021	iShares® MSCI Intl Value Factor ETF

Investment Objective

The iShares MSCI Intl Value Factor ETF (the “Fund”) (formerly the iShares Edge MSCI Intl Value Factor ETF) seeks to track the investment results of an index composed of international developed large- and mid-capitalization stocks with value characteristics and relatively lower valuations, as represented by the MSCI World ex USA Enhanced Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	21.01%	(0.81)%	5.45%	1.32%	(0.81)%	30.42%	7.67%
Fund Market	20.74	(0.15)	5.09	1.28	(0.15)	28.20	7.42
Index	21.27	(0.50)	5.50	1.40	(0.50)	30.69	8.14

The inception date of the Fund was 6/16/15. The first day of secondary market trading was 6/18/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,210.10	$1.67		$1,000.00	$1,023.70	$1.53		0.30%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Financials	17.6%

Industrials	15.0

Health Care	11.9

Consumer Discretionary	11.3

Consumer Staples	10.3

Information Technology	9.3

Materials	8.9

Communication Services	5.0

Energy	4.1

Utilities	3.9

Real Estate	2.7

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

Japan	38.4%

United Kingdom	16.1

France	10.7

Germany	8.6

Switzerland	4.1

Netherlands	3.9

Hong Kong	2.9

Italy	2.9

Canada	2.8

Spain	2.7

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of January 31, 2021	iShares® MSCI USA Momentum Factor ETF

Investment Objective

The iShares MSCI USA Momentum Factor ETF (the “Fund”) (formerly the iShares Edge MSCI USA Momentum Factor ETF) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks exhibiting relatively higher price momentum, as represented by the MSCI USA Momentum SR Variant Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	17.42%	27.18%	19.88%	17.43%	27.18%	147.63%	250.00%
Fund Market	17.37	27.17	19.89	17.43	27.17	147.74	249.91
Index(a)	17.51	27.36	20.15	17.68	27.36	150.38	255.43
MSCI USA Momentum Index	17.27	27.10	20.10	17.65	27.10	149.86	254.70
MSCI USA Momentum SR Variant Index(b)	17.51	N/A	N/A	N/A	N/A	N/A	N/A

The inception date of the Fund was 4/16/13. The first day of secondary market trading was 4/18/13.

(a)

Index performance through November 22, 2020 reflects the performance of the MSCI USA Momentum Index. Index performance beginning on November 23, 2020 reflects the performance of the MSCI USA Momentum SR Variant Index, which, effective as of November 23, 2020, replaced the MSCI USA Momentum Index as the underlying index of the fund.

(b)	The inception date of the MSCI USA Momentum SR Variant Index was May 19, 2020. The cumulative total return of this index for the period May 19, 2020 through January 31, 2021 was 34.63%.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,174.20	$0.82		$1,000.00	$1,024.40	$0.77		0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Information Technology	41.6%
Consumer Discretionary	20.8
Health Care	13.1
Communication Services	11.4
Industrials	6.9
Consumer Staples	1.9
Utilities	1.5
Financials	1.4
Materials	1.4

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
Tesla Inc.	7.4%
Apple Inc.	5.1
Microsoft Corp.	5.0
Amazon.com Inc.	4.7
NVIDIA Corp.	4.4
PayPal Holdings Inc.	3.9
Thermo Fisher Scientific Inc.	3.1
Adobe Inc.	2.7
Danaher Corp.	2.5
Alphabet Inc., Class C	2.4

(a)	Excludes money market funds.

8	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of January 31, 2021	iShares® MSCI USA Quality Factor ETF

Investment Objective

The iShares MSCI USA Quality Factor ETF (the “Fund”) (formerly the iShares Edge MSCI USA Quality Factor ETF) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks with quality characteristics as identified through certain fundamental metrics, as represented by the MSCI USA Sector Neutral Quality Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	13.15%	14.43%	14.96%	13.31%	14.43%	100.76%	156.83%
Fund Market	13.15	14.46	14.98	13.31	14.46	100.94	156.85
Index	13.24	14.61	15.15	13.50	14.61	102.49	159.91

The inception date of the Fund was 7/16/13. The first day of secondary market trading was 7/18/13.

Index performance through August 31, 2015 reflects the performance of the MSCI USA Quality Index. Index performance beginning on September 1, 2015 reflects the performance of the MSCI USA Sector Neutral Quality Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$1,131.50	$0.81		$1,000.00	$1,024.40	$0.77		0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Information Technology	28.8%
Health Care	13.9
Consumer Discretionary	11.9
Communication Services	11.0
Financials	10.0
Industrials	8.2
Consumer Staples	6.0
Utilities	2.7
Real Estate	2.6
Materials	2.5
Energy	2.4

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
Apple Inc.	4.5%
Microsoft Corp.	4.4
Coca-Cola Co. (The)	3.1
Nike Inc., Class B	3.1
Mastercard Inc., Class A	3.0
Visa Inc., Class A	2.8
Facebook Inc., Class A	2.8
Johnson & Johnson	2.7
BlackRock Inc.	2.6
Booking Holdings Inc.	2.5

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

Fund Summary as of January 31, 2021	iShares® MSCI USA Size Factor ETF

Investment Objective

The iShares MSCI USA Size Factor ETF (the “Fund”) (formerly the iShares Edge MSCI USA Size Factor ETF) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks with relatively smaller average market capitalization, as represented by the MSCI USA Low Size Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	20.57%	16.60%	14.46%	12.54%	16.60%	96.42%	151.23%
Fund Market	20.43	16.50	14.43	12.53	16.50	96.22	150.97
Index	20.69	16.74	14.63	12.71	16.74	97.91	153.98

The inception date of the Fund was 4/16/13. The first day of secondary market trading was 4/18/13.

Index performance through December 2, 2018 reflects the performance of the MSCI USA Risk Weighted Index. Index performance beginning on December 3, 2018 reflects the performance of the MSCI USA Low Size Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,205.70	$0.83		$1,000.00	$1,024.40	$0.77		0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Information Technology	19.0%
Health Care	14.0
Financials	13.5
Industrials	12.3
Consumer Discretionary	10.5
Communication Services	6.1
Real Estate	5.7
Consumer Staples	5.2
Materials	5.1
Utilities	5.0
Energy	3.6

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
ConocoPhillips	0.3%
Moderna Inc.	0.3
Roku Inc.	0.3
Slack Technologies Inc., Class A	0.2
IAC/InterActiveCorp	0.2
Occidental Petroleum Corp.	0.2
Etsy Inc.	0.2
Crowdstrike Holdings Inc., Class A	0.2
MongoDB Inc.	0.2
Chewy Inc., Class A	0.2

(a)	Excludes money market funds.

10	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of January 31, 2021	iShares® MSCI USA Value Factor ETF

Investment Objective

The iShares MSCI USA Value Factor ETF (the “Fund”) (formerly iShares Edge MSCI USA Value Factor ETF) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks with value characteristics and relatively lower valuations, as represented by the MSCI USA Enhanced Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	24.60%	7.03%	12.36%	10.28%	7.03%	79.06%	114.41%
Fund Market	24.63	7.08	12.37	10.28	7.08	79.13	114.44
Index	24.70	7.13	12.54	10.45	7.13	80.50	116.86

The inception date of the Fund was 4/16/13. The first day of secondary market trading was 4/18/13.

Certain sectors and markets performed exceptionally well based on market conditions during the six months period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Index performance through August 31, 2015 reflects the performance of the MSCI USA Value Weighted Index. Index performance beginning on September 1, 2015 reflects the performance of the MSCI USA Enhanced Value Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,246.00	$0.85		$1,000.00	$1,024.40	$0.77		0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Information Technology	30.0%
Health Care	13.0
Consumer Discretionary	12.4
Communication Services	10.8
Financials	10.1
Industrials	7.7
Consumer Staples	6.6
Utilities	2.7
Real Estate	2.6
Materials	2.5
Energy	1.6

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
Intel Corp.	8.0%
AT&T Inc.	7.2
Micron Technology Inc.	4.2
General Motors Co.	3.7
International Business Machines Corp.	3.0
Target Corp.	2.1
Cisco Systems Inc.	2.1
Citigroup Inc.	2.1
Ford Motor Co.	1.9
Pfizer Inc.	1.8

(a)	Excludes money market funds.

F U N D S U M M A R Y	11

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

12	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2021	iShares® MSCI Intl Momentum Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 5.2%
Afterpay Ltd.(a)	47,754	$4,949,964
Ampol Ltd.	11,898	238,899
BlueScope Steel Ltd.	59,392	755,982
Coca-Cola Amatil Ltd.	72,231	724,884
Coles Group Ltd.	124,712	1,742,429
CSL Ltd.	24,358	5,078,087
Evolution Mining Ltd.	146,633	532,145
Fortescue Metals Group Ltd.	312,024	5,216,535
Goodman Group	244,910	3,322,200
James Hardie Industries PLC(a)	71,565	2,020,074
Magellan Financial Group Ltd.	10,161	373,586
Northern Star Resources Ltd.	77,723	766,284
REA Group Ltd.	5,969	671,753
Sonic Healthcare Ltd.	58,307	1,537,578
TPG Telecom Ltd.(a)	29,077	165,089
Washington H Soul Pattinson & Co. Ltd.	13,508	281,694
Wesfarmers Ltd.	134,969	5,655,137
Woolworths Group Ltd.	90,275	2,830,107

		36,862,427

Belgium — 0.2%
Sofina SA	1,196	387,956
UCB SA	9,348	971,241

		1,359,197

Canada — 9.0%
Agnico Eagle Mines Ltd.	26,885	1,878,762
Algonquin Power & Utilities Corp.	46,235	771,277
B2Gold Corp.	137,171	678,634
Barrick Gold Corp.	173,100	3,870,003
Canadian National Railway Co.	74,906	7,594,681
Canadian Pacific Railway Ltd.	19,685	6,620,583
Canadian Tire Corp. Ltd., Class A, NVS	7,747	1,005,542
Constellation Software Inc.	1,382	1,685,273
First Quantum Minerals Ltd.	71,346	1,189,612
FirstService Corp.	6,558	896,749
Franco-Nevada Corp.	17,578	2,096,095
Hydro One Ltd.(b)	39,381	913,428
Intact Financial Corp.	8,625	951,994
Kinross Gold Corp.	133,435	932,776
Metro Inc.	25,095	1,085,954
Northland Power Inc.	40,924	1,500,872
Pan American Silver Corp.	31,153	1,008,885
Quebecor Inc., Class B	8,667	207,609
Ritchie Bros Auctioneers Inc.	15,724	929,445
Shopify Inc., Class A(a)	20,518	22,394,647
Thomson Reuters Corp.	15,134	1,235,291
TMX Group Ltd.	5,014	484,110
Topicus.com Inc.(a)(c)	2,486	93,411
Toromont Industries Ltd.	10,742	721,823
Wheaton Precious Metals Corp.	56,098	2,306,366
Yamana Gold Inc.	85,663	400,335

		63,454,157

Denmark — 6.1%
Ambu A/S, Series B	14,861	705,181
AP Moller - Maersk A/S, Class A	410	780,219
AP Moller - Maersk A/S, Class B, NVS	789	1,639,347
Demant A/S(a)	10,697	385,805
DSV PANALPINA A/S	40,784	6,392,735
Genmab A/S(a)	8,251	3,302,017

Security	Shares	Value

Denmark (continued)
GN Store Nord A/S	20,518	$1,575,214
Novo Nordisk A/S, Class B	101,275	7,037,306
Novozymes A/S, Class B	21,323	1,285,928
Orsted A/S(b)	41,254	7,864,002
Pandora A/S	17,259	1,672,336
ROCKWOOL International A/S, Class B	1,776	673,615
Vestas Wind Systems A/S	44,284	9,649,601

		42,963,306

Finland — 1.2%
Kesko OYJ, Class B	49,788	1,294,431
Kone OYJ, Class B	44,059	3,474,991
Neste OYJ	53,116	3,760,845

		8,530,267

France — 8.2%
Air Liquide SA	37,214	6,103,524
Alstom SA(a)	14,877	810,803
BioMerieux	5,646	874,564
Dassault Systemes SE	10,412	2,084,012
Electricite de France SA(a)	62,227	777,164
Eurofins Scientific SE(a)	18,726	1,801,362
Hermes International	4,021	4,116,196
Iliad SA	2,035	377,400
Kering SA	5,413	3,561,699
La Francaise des Jeux SAEM(b)	7,726	332,745
LVMH Moet Hennessy Louis Vuitton SE	23,022	13,937,166
Remy Cointreau SA	3,228	600,412
Sartorius Stedim Biotech	6,201	2,599,090
Schneider Electric SE	62,994	9,256,474
STMicroelectronics NV	52,780	2,133,353
Suez SA	43,937	904,775
Teleperformance	7,025	2,306,069
Ubisoft Entertainment SA(a)	9,377	938,710
Vivendi SA	84,039	2,585,146
Worldline SA(a)(b)	16,450	1,400,157

		57,500,821

Germany — 8.3%
Bechtle AG	3,086	656,482
Brenntag AG	19,656	1,545,996
Carl Zeiss Meditec AG, Bearer	4,011	628,612
Delivery Hero SE(a)(b)	23,463	3,577,402
Deutsche Bank AG, Registered(a)	165,408	1,681,786
Deutsche Post AG, Registered	140,617	6,971,801
Deutsche Wohnen SE	41,403	2,056,285
GEA Group AG	14,687	509,246
HelloFresh SE(a)	33,204	2,815,700
Infineon Technologies AG	154,370	6,212,399
KION Group AG	7,041	610,421
Knorr-Bremse AG	5,841	774,766
Merck KGaA	14,749	2,467,386
Nemetschek SE	4,610	325,960
Puma SE(a)	9,331	915,741
Rational AG	561	540,817
RWE AG	60,588	2,610,153
Scout24 AG(b)	11,813	915,633
Siemens AG, Registered	82,075	12,757,271
Symrise AG	14,832	1,850,592
TeamViewer AG(a)(b)	13,721	711,960
Vonovia SE	58,756	3,936,040

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI Intl Momentum Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Zalando SE(a)(b)	31,985	$3,680,684

		58,753,133

Hong Kong — 2.9%
ESR Cayman Ltd.(a)(b)	305,600	1,091,731
Hong Kong Exchanges & Clearing Ltd.	211,900	13,593,126
PCCW Ltd.	406,000	226,200
SJM Holdings Ltd.	176,000	189,305
Techtronic Industries Co. Ltd.	281,000	4,232,839
Xinyi Glass Holdings Ltd.	420,000	1,018,333

		20,351,534

Ireland — 1.0%
Flutter Entertainment PLC(a)	21,942	4,101,231
Kingspan Group PLC(a)	32,677	2,223,160
Smurfit Kappa Group PLC	17,671	851,870

		7,176,261

Israel — 0.7%
Nice Ltd.(a)	9,355	2,427,793
Wix.com Ltd.(a)	10,607	2,620,459

		5,048,252

Italy — 1.7%
Amplifon SpA(a)	19,453	773,523
DiaSorin SpA	4,028	883,787
Enel SpA	540,941	5,383,037
Ferrari NV	8,911	1,864,774
Infrastrutture Wireless Italiane SpA(b)	17,460	188,046
Moncler SpA(a)	10,522	595,824
Nexi SpA(a)(b)	35,552	632,765
Prysmian SpA	27,042	875,213
Recordati Industria Chimica e Farmaceutica SpA	9,409	488,332
Terna Rete Elettrica Nazionale SpA	77,415	563,744

		12,249,045

Japan — 29.3%
Acom Co. Ltd.	32,700	143,674
Advantest Corp.	15,000	1,187,736
Aeon Co. Ltd.	71,600	2,240,428
Ajinomoto Co. Inc.	34,500	814,924
Asahi Intecc Co. Ltd.	14,000	460,003
Azbil Corp.	21,600	1,101,714
Bandai Namco Holdings Inc.	26,100	2,228,952
Capcom Co. Ltd.	19,700	1,240,011
Chugai Pharmaceutical Co. Ltd.	51,300	2,681,251
Cosmos Pharmaceutical Corp.	2,600	396,848
CyberAgent Inc.	15,800	991,509
Daifuku Co. Ltd.	15,900	1,811,806
Daiichi Sankyo Co. Ltd.	128,300	4,123,688
Daikin Industries Ltd.	36,100	7,622,050
Disco Corp.	2,200	715,507
Eisai Co. Ltd.	15,000	1,095,038
Fast Retailing Co. Ltd.	6,600	5,662,276
FUJIFILM Holdings Corp.	25,200	1,441,066
Fujitsu Ltd.	20,200	3,090,921
GMO Payment Gateway Inc.	4,900	700,167
Hamamatsu Photonics KK	13,400	776,904
Harmonic Drive Systems Inc.	3,700	276,718
Hoya Corp.	41,300	5,284,049
Ibiden Co. Ltd.	16,400	761,297
Iida Group Holdings Co. Ltd.	13,600	299,682
Ito En Ltd.	4,600	286,910
ITOCHU Corp.	126,300	3,616,068

Security	Shares	Value

Japan (continued)
Itochu Techno-Solutions Corp.	7,700	$271,388
Japan Exchange Group Inc.	75,200	1,756,187
JSR Corp.	16,300	497,431
Kansai Paint Co. Ltd.	16,400	483,251
Keyence Corp.	21,700	11,636,067
Kobayashi Pharmaceutical Co. Ltd.	3,700	416,314
Kobe Bussan Co. Ltd.	15,600	433,006
Koei Tecmo Holdings Co. Ltd.	9,700	556,827
Kubota Corp.	109,700	2,408,905
Kyowa Kirin Co. Ltd.	21,600	639,572
Lasertec Corp.	10,600	1,422,513
Lixil Corp.	35,500	827,695
M3 Inc.	98,700	8,306,468
Makita Corp.	25,200	1,201,089
Mercari Inc.(a)	17,600	847,261
MISUMI Group Inc.	23,900	777,301
Mitsubishi Gas Chemical Co. Inc.	19,300	440,585
Miura Co. Ltd.	8,500	483,070
MonotaRO Co. Ltd.	23,600	1,183,438
Murata Manufacturing Co. Ltd.	56,800	5,455,122
NEC Corp.	29,900	1,627,871
Nexon Co. Ltd.	103,400	3,145,604
Nidec Corp.	74,700	9,881,991
Nihon M&A Center Inc.	25,700	1,492,488
Nintendo Co. Ltd.	14,500	8,390,181
Nippon Paint Holdings Co. Ltd.	24,300	2,186,408
Nippon Prologis REIT Inc.	203	662,157
Nissan Chemical Corp.	12,800	728,669
Nissin Foods Holdings Co. Ltd.	4,600	397,631
Nitori Holdings Co. Ltd.	11,300	2,243,918
Nitto Denko Corp.	19,200	1,736,702
Nomura Research Institute Ltd.	31,700	1,070,342
Obic Co. Ltd.	7,700	1,445,933
Olympus Corp.	110,800	1,999,681
Omron Corp.	16,800	1,482,707
Ono Pharmaceutical Co. Ltd.	42,200	1,259,611
Oracle Corp. Japan	1,900	224,127
Otsuka Corp.	5,900	296,986
Pan Pacific International Holdings Corp.	36,000	808,062
Panasonic Corp.	171,100	2,208,717
Recruit Holdings Co. Ltd.	109,000	4,728,764
Renesas Electronics Corp.(a)	76,700	879,125
Rinnai Corp.	4,600	480,672
Ryohin Keikaku Co. Ltd.	27,000	644,988
SG Holdings Co. Ltd.	69,700	1,791,515
Shimadzu Corp.	14,100	536,688
Shimamura Co. Ltd.	3,500	387,793
Shimano Inc.	12,100	2,843,694
Shin-Etsu Chemical Co. Ltd.	29,400	5,103,825
SMC Corp.	4,600	2,783,858
SoftBank Group Corp.	203,700	15,775,344
Sony Corp.	147,900	14,197,383
Square Enix Holdings Co. Ltd.	9,600	552,003
Sundrug Co. Ltd.	4,700	186,528
Sysmex Corp.	21,200	2,477,501
TDK Corp.	12,100	1,950,886
Terumo Corp.	46,500	1,805,459
Toho Gas Co. Ltd.	5,700	334,830
Tokyo Electron Ltd.	13,900	5,285,439
Tosoh Corp.	25,100	431,060

14	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI Intl Momentum Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Toyo Suisan Kaisha Ltd.	7,300	$359,788
Trend Micro Inc.(a)	8,200	449,573
Tsuruha Holdings Inc.	2,600	345,690
Unicharm Corp.	50,800	2,280,529
Welcia Holdings Co. Ltd.	7,600	258,427
Yamato Holdings Co. Ltd.	46,600	1,157,711
Z Holdings Corp.	584,000	3,628,001
ZOZO Inc.	10,600	296,956

		206,338,503

Netherlands — 7.3%
Adyen NV(a)(b)	4,080	8,523,204
Argenx SE(a)	5,535	1,621,942
ASML Holding NV	44,697	23,863,184
Davide Campari-Milano NV	62,467	673,610
Just Eat Takeaway.com NV(a)(b)	9,790	1,124,922
Koninklijke Ahold Delhaize NV	81,148	2,325,660
Koninklijke DSM NV	22,766	3,982,812
Prosus NV	52,648	6,128,844
QIAGEN NV(a)	26,384	1,431,849
Wolters Kluwer NV	19,333	1,607,496

		51,283,523

New Zealand — 0.5%
Fisher & Paykel Healthcare Corp. Ltd.	97,381	2,431,121
Meridian Energy Ltd.	127,518	657,101
Spark New Zealand Ltd.	99,064	342,698

		3,430,920

Norway — 0.3%
Adevinta ASA(a)	48,852	729,957
Gjensidige Forsikring ASA	10,076	233,259
Schibsted ASA, Class A(a)	14,519	549,664
Schibsted ASA, Class B(a)	17,997	583,280

		2,096,160

Portugal — 0.2%
EDP - Energias de Portugal SA	266,733	1,676,007

Singapore — 0.1%
Mapletree Logistics Trust	240,545	358,887

Spain — 1.8%
Cellnex Telecom SA(b)	44,768	2,627,516
Iberdrola SA	594,545	8,079,068
Iberdrola SA, New	8,255	112,170
Siemens Gamesa Renewable Energy SA	50,950	2,097,762

		12,916,516

Sweden — 5.0%
Atlas Copco AB, Class A	61,693	3,372,526
Atlas Copco AB, Class B	32,628	1,538,467
Electrolux AB, Series B	25,427	624,798
Epiroc AB, Class A	83,887	1,616,707
Epiroc AB, Class B	47,103	813,081
EQT AB	44,289	1,388,127
Evolution Gaming Group AB(b)	25,425	2,489,227
Hexagon AB, Class B	36,116	3,173,490
Husqvarna AB, Class B	60,169	748,632
Industrivarden AB, Class A(a)	10,799	365,301
Investment AB Latour, Class B	26,612	598,651
Investor AB, Class B	35,994	2,654,652
Kinnevik AB, Class B	54,386	2,681,908
L E Lundbergforetagen AB, Class B(a)	4,558	240,852

Security	Shares	Value

Sweden (continued)
Nibe Industrier AB, Class B	43,215	$1,449,915
Sandvik AB(a)	59,113	1,481,630
Svenska Cellulosa AB SCA, Class B(a)	58,790	1,040,578
Swedish Match AB	19,004	1,473,682
Telefonaktiebolaget LM Ericsson, Class B	259,975	3,297,064
Volvo AB, Class B(a)	170,479	4,232,020

		35,281,308

Switzerland — 5.1%
ABB Ltd., Registered	171,735	5,084,870
Banque Cantonale Vaudoise, Registered	2,804	297,862
EMS-Chemie Holding AG, Registered	1,294	1,223,307
Geberit AG, Registered	3,830	2,348,975
Givaudan SA, Registered	1,325	5,356,003
Kuehne + Nagel International AG, Registered	7,682	1,753,838
Logitech International SA, Registered	36,641	3,824,734
Lonza Group AG, Registered	12,030	7,708,071
Schindler Holding AG, Participation Certificates, NVS	2,828	748,644
Sika AG, Registered	22,353	6,090,790
Straumann Holding AG, Registered	1,017	1,131,321

		35,568,415

United Kingdom — 5.2%
Admiral Group PLC	28,115	1,112,669
Antofagasta PLC	40,872	802,594
Ashtead Group PLC	44,096	2,236,209
AVEVA Group PLC	4,976	248,449
Bunzl PLC	49,803	1,607,153
Croda International PLC	18,737	1,617,366
Entain PLC(a)	46,596	794,062
Experian PLC	91,046	3,195,623
Ferguson PLC	26,579	3,103,084
Fresnillo PLC	28,374	384,800
Halma PLC	42,111	1,427,744
Hikma Pharmaceuticals PLC	13,578	447,301
J Sainsbury PLC	95,190	319,467
Kingfisher PLC(a)	386,860	1,475,243
London Stock Exchange Group PLC	29,896	3,565,880
National Grid PLC	182,053	2,124,959
Ocado Group PLC(a)	56,452	2,152,727
Persimmon PLC	18,254	639,444
Reckitt Benckiser Group PLC	52,144	4,438,025
Rentokil Initial PLC(a)	165,908	1,133,657
Segro PLC	96,567	1,265,325
Severn Trent PLC	15,523	492,830
Spirax-Sarco Engineering PLC	11,974	1,821,851

		36,406,462

Total Common Stocks — 99.3% (Cost: $576,348,462)		699,605,101

Preferred Stocks

Germany — 0.5%
Fuchs Petrolub SE, Preference Shares, NVS	7,156	407,914
Sartorius AG, Preference Shares, NVS	6,999	3,491,367

		3,899,281

Total Preferred Stocks — 0.5% (Cost: $2,598,069)		3,899,281

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI Intl Momentum Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	220,000	$220,000

Total Short-Term Investments — 0.0% (Cost: $220,000)		220,000

Total Investments in Securities — 99.8% (Cost: $579,166,531)		703,724,382

Other Assets, Less Liabilities — 0.2%		1,119,080

Net Assets — 100.0%		$704,843,462

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$18,573	$—	$(18,137	)(b)	$(438)	$2	$—	—	$2,516	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	231,000	—	(11,000	)(b)	—	—	220,000	220,000	119		—

					$(438)	$2	$220,000		$2,635		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	13	03/19/21	$549	$(7,737)
FTSE 100 Index	1	03/19/21	88	(1,835)
TOPIX Index	34	03/11/21	586	11,253

				$1,681

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$11,253

16	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI Intl Momentum Factor ETF

Derivative Financial Instruments Categorized by Risk Exposure (continued)

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$9,572

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended January 31, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$330,182

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$87,285

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,848,806

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$699,399,520	$112,170	$93,411	$699,605,101
Preferred Stocks	3,899,281	—	—	3,899,281
Money Market Funds	220,000	—	—	220,000

	$703,518,801	$112,170	$93,411	$703,724,382

Derivative financial instruments(a)
Assets
Futures Contracts	$11,253	$—	$—	$11,253
Liabilities
Futures Contracts	(9,572)	—	—	(9,572)

	$1,681	$—	$—	$1,681

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) January 31, 2021	iShares® MSCI Intl Quality Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 6.5%
ASX Ltd.	121,965	$6,717,940
CIMIC Group Ltd.(a)	38,242	723,847
CSL Ltd.	200,014	41,698,357
Dexus	580,695	4,014,300
Fortescue Metals Group Ltd.	818,665	13,686,752
Goodman Group	1,209,958	16,413,058
Insurance Australia Group Ltd.	974,161	3,625,012
James Hardie Industries PLC(a)	143,708	4,056,464
Magellan Financial Group Ltd.	113,449	4,171,137
Medibank Pvt Ltd.	1,709,761	3,830,498
Mirvac Group	1,867,243	3,409,689
Newcrest Mining Ltd.	258,342	4,979,108
Northern Star Resources Ltd.	262,176	2,584,836
REA Group Ltd.	37,540	4,224,761
Rio Tinto Ltd.	172,910	14,634,299
Sydney Airport(a)	780,596	3,425,779
Washington H Soul Pattinson & Co. Ltd.	54,955	1,146,024
Wesfarmers Ltd.	913,173	38,261,517
Woodside Petroleum Ltd.	383,010	7,190,863

		178,794,241

Austria — 0.2%
OMV AG	66,880	2,822,712
Verbund AG	23,116	2,089,422

		4,912,134

Belgium — 0.1%
Etablissements Franz Colruyt NV	20,691	1,278,493
Sofina SA	6,797	2,204,799

		3,483,292

Canada — 6.5%
Alimentation Couche-Tard Inc., Class B	268,003	8,182,016
B2Gold Corp.	382,069	1,890,231
Canadian Apartment Properties REIT	46,854	1,877,901
Canadian National Railway Co.	266,964	27,067,343
Canadian Pacific Railway Ltd.	65,495	22,027,689
CCL Industries Inc., Class B, NVS	52,464	2,409,537
CGI Inc.(a)	83,451	6,695,939
CI Financial Corp.	165,026	2,051,441
Constellation Software Inc.	9,308	11,350,594
Dollarama Inc.	283,614	11,098,567
Franco-Nevada Corp.	61,271	7,306,283
Great-West Lifeco Inc.	142,959	3,267,762
iA Financial Corp. Inc.	53,549	2,388,526
Intact Financial Corp.	66,259	7,313,413
Inter Pipeline Ltd.	143,395	1,440,180
Keyera Corp.	117,756	2,214,176
Kirkland Lake Gold Ltd.	110,524	4,251,555
Manulife Financial Corp.	854,406	15,456,826
Pembina Pipeline Corp.	250,775	6,607,763
Sun Life Financial Inc.	276,750	12,803,574
TC Energy Corp.	371,315	15,931,563
TMX Group Ltd.	28,259	2,728,455
Topicus.com Inc.(a)(b)	16,195	608,525
Toromont Industries Ltd.	33,030	2,219,496

		179,189,355

Denmark — 4.6%
Carlsberg A/S, Class B	29,472	4,333,665
Chr Hansen Holding A/S(a)	43,335	3,939,932

Security	Shares	Value

Denmark (continued)
Coloplast A/S, Class B	59,964	$8,985,785
Genmab A/S(a)	31,290	12,522,133
GN Store Nord A/S	34,926	2,681,349
Novo Nordisk A/S, Class B	891,820	61,969,982
Novozymes A/S, Class B	124,337	7,498,402
Pandora A/S	52,093	5,047,626
ROCKWOOL International A/S, Class B	2,977	1,129,140
Tryg A/S	61,758	1,930,820
Vestas Wind Systems A/S	82,873	18,058,246

		128,097,080

Finland — 2.6%
Elisa OYJ	101,093	6,027,902
Fortum OYJ	172,855	4,196,881
Kone OYJ, Class B	226,268	17,846,053
Neste OYJ	328,355	23,248,970
Orion OYJ, Class B	52,934	2,433,472
Sampo OYJ, Class A	217,352	9,157,634
Stora Enso OYJ, Class R	193,290	3,522,420
UPM-Kymmene OYJ	179,413	6,427,902

		72,861,234

France — 8.8%
Air Liquide SA	150,989	24,763,933
Amundi SA(a)(c)	26,830	2,001,380
AXA SA	715,094	15,898,449
Hermes International	18,367	18,801,834
Ipsen SA	13,563	1,187,217
Kering SA	35,085	23,085,574
La Francaise des Jeux SAEM(c)	46,594	2,006,720
Legrand SA	94,624	8,725,365
L’Oreal SA	64,866	22,861,535
LVMH Moet Hennessy Louis Vuitton SE	113,791	68,887,328
Sartorius Stedim Biotech	10,196	4,273,557
SCOR SE(a)	59,208	1,805,488
Sodexo SA(a)	40,526	3,616,806
TOTAL SE	1,097,019	46,506,954

		244,422,140

Germany — 5.7%
Allianz SE, Registered	207,496	47,019,248
Bechtle AG	9,343	1,987,527
Beiersdorf AG	25,337	2,780,839
Deutsche Boerse AG	112,748	18,163,223
Hannover Rueck SE	30,581	4,755,566
HelloFresh SE(a)	110,401	9,362,007
Henkel AG & Co. KGaA	21,466	2,013,302
Knorr-Bremse AG	37,954	5,034,324
MTU Aero Engines AG	20,477	4,776,482
Nemetschek SE	29,205	2,065,003
Rational AG	2,908	2,803,379
SAP SE	374,174	47,640,403
Siemens Healthineers AG(c)	79,899	4,492,367
Symrise AG	42,990	5,363,872

		158,257,542

Hong Kong — 6.1%
AIA Group Ltd.	5,509,400	66,612,876
CK Asset Holdings Ltd.	1,457,000	7,318,964
CK Infrastructure Holdings Ltd.	290,500	1,549,188
CLP Holdings Ltd.	663,000	6,216,280
Hang Seng Bank Ltd.	428,800	7,758,809
HK Electric Investments & HK Electric Investments Ltd.	1,138,000	1,124,226

18	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI Intl Quality Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Hong Kong & China Gas Co. Ltd.	4,033,686	$5,795,219
Hong Kong Exchanges & Clearing Ltd.	672,900	43,165,713
Power Assets Holdings Ltd.	598,000	3,185,179
Sino Land Co. Ltd.	1,796,000	2,501,570
Sun Hung Kai Properties Ltd.	701,500	9,589,946
Techtronic Industries Co. Ltd.	631,500	9,512,591
WH Group Ltd.(c)	2,545,000	2,067,812
Xinyi Glass Holdings Ltd.	916,000	2,220,935

		168,619,308

Ireland — 0.3%
Kingspan Group PLC(a)	62,475	4,250,449
Smurfit Kappa Group PLC	69,814	3,365,540

		7,615,989

Israel — 0.4%
Bank Leumi Le-Israel BM	579,573	3,627,529
Check Point Software Technologies Ltd.(a)	56,511	7,218,715

		10,846,244

Italy — 2.5%
Assicurazioni Generali SpA(a)	518,964	8,883,595
DiaSorin SpA	9,827	2,156,151
Enel SpA	2,296,279	22,850,838
Ferrari NV	81,396	17,033,458
FinecoBank Banca Fineco SpA(a)	247,892	3,877,487
Moncler SpA(a)	109,259	6,186,954
Recordati Industria Chimica e Farmaceutica SpA	46,633	2,420,277
Snam SpA	562,860	2,959,567
Terna Rete Elettrica Nazionale SpA	457,571	3,332,083

		69,700,410

Japan — 16.0%
ABC-Mart Inc.	11,700	664,931
Advantest Corp.	73,000	5,780,314
Bandai Namco Holdings Inc.	98,100	8,377,784
Calbee Inc.	23,200	685,840
Capcom Co. Ltd.	60,000	3,776,685
Chugai Pharmaceutical Co. Ltd.	239,800	12,533,412
Cosmos Pharmaceutical Corp.	5,600	854,750
CyberAgent Inc.	49,900	3,131,410
Daifuku Co. Ltd.	34,000	3,874,302
Daito Trust Construction Co. Ltd.	83,400	8,674,970
Daiwa House Industry Co. Ltd.	390,300	11,051,572
Eisai Co. Ltd.	79,200	5,781,800
GMO Payment Gateway Inc.	12,900	1,843,297
Hakuhodo DY Holdings Inc.	124,600	1,801,847
Hoshizaki Corp.	15,200	1,344,400
Hoya Corp.	127,400	16,299,947
Inpex Corp.	464,300	2,683,046
Itochu Techno-Solutions Corp.	27,100	955,146
Japan Exchange Group Inc.	322,700	7,536,191
Japan Tobacco Inc.	285,500	5,665,278
Kajima Corp.	156,600	2,095,579
Kakaku.com Inc.	127,400	3,687,110
Kao Corp.	145,500	10,557,940
KDDI Corp.	903,400	26,568,304
Kobayashi Pharmaceutical Co. Ltd.	11,600	1,305,201
Kobe Bussan Co. Ltd.	29,500	818,826
Koei Tecmo Holdings Co. Ltd.	24,100	1,383,457
Koito Manufacturing Co. Ltd.	45,100	2,899,116
Lasertec Corp.	36,400	4,884,856
Lion Corp.	64,400	1,474,443

Security	Shares	Value

Japan (continued)
M3 Inc.	135,200	$11,378,263
MEIJI Holdings Co. Ltd.	25,800	1,759,511
MISUMI Group Inc.	88,700	2,884,794
Miura Co. Ltd.	30,600	1,739,052
MonotaRO Co. Ltd.	76,900	3,856,201
MS&AD Insurance Group Holdings Inc.	239,100	6,860,465
Nexon Co. Ltd.	255,100	7,760,576
Nihon M&A Center Inc.	93,200	5,412,446
Nintendo Co. Ltd.	65,400	37,842,609
Nippon Telegraph & Telephone Corp.	579,900	14,500,962
Nissan Chemical Corp.	59,500	3,387,172
Nitori Holdings Co. Ltd.	47,300	9,392,683
Nitto Denko Corp.	54,100	4,893,519
Nomura Research Institute Ltd.	136,000	4,592,005
Obayashi Corp.	239,600	2,004,772
Obic Co. Ltd.	23,200	4,356,579
Oracle Corp. Japan	18,900	2,229,476
Osaka Gas Co. Ltd.	95,800	1,768,770
Otsuka Corp.	34,500	1,736,616
Pigeon Corp.	46,100	2,073,939
Recruit Holdings Co. Ltd.	504,500	21,886,805
Rinnai Corp.	13,200	1,379,321
SCSK Corp.	15,500	861,646
Secom Co. Ltd.	74,900	6,779,954
Sekisui Chemical Co. Ltd.	149,300	2,686,673
SG Holdings Co. Ltd.	124,300	3,194,912
Shimano Inc.	32,400	7,614,518
Shin-Etsu Chemical Co. Ltd.	138,300	24,008,811
Shionogi & Co. Ltd.	81,600	4,427,031
Sohgo Security Services Co. Ltd.	21,100	1,037,920
Sompo Holdings Inc.	163,400	6,503,537
Square Enix Holdings Co. Ltd.	56,700	3,260,270
Sundrug Co. Ltd.	20,500	813,578
Sysmex Corp.	49,400	5,773,046
T&D Holdings Inc.	308,700	3,576,609
Taisei Corp.	77,300	2,499,265
TIS Inc.	69,000	1,535,603
Toho Co. Ltd.	51,100	1,974,302
Toho Gas Co. Ltd.	20,600	1,210,086
Tokio Marine Holdings Inc.	260,400	12,766,925
Tokyo Electron Ltd.	69,100	26,275,094
Tosoh Corp.	75,900	1,303,483
Trend Micro Inc.(a)	54,700	2,998,978
Tsuruha Holdings Inc.	8,700	1,156,731
Unicharm Corp.	96,100	4,314,151
USS Co. Ltd.	107,300	2,111,257
Welcia Holdings Co. Ltd.	26,800	911,295
ZOZO Inc.	81,900	2,294,405

		444,578,370

Netherlands — 4.6%
Adyen NV(a)(c)	5,742	11,995,156
ASML Holding NV	190,118	101,501,683
Koninklijke Vopak NV	40,608	2,056,762
Wolters Kluwer NV	144,937	12,051,187

		127,604,788

New Zealand — 0.6%
a2 Milk Co. Ltd. (The)(a)	375,296	3,121,291
Fisher & Paykel Healthcare Corp. Ltd.	266,969	6,664,893
Mercury NZ Ltd.	230,147	1,181,802

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI Intl Quality Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

New Zealand (continued)
Meridian Energy Ltd.	369,080	$1,901,871
Spark New Zealand Ltd.	1,208,901	4,182,024

		17,051,881

Norway — 0.2%
Gjensidige Forsikring ASA	119,837	2,774,215
Orkla ASA	163,222	1,591,963

		4,366,178

Singapore — 1.0%
CapitaLand Integrated Commercial Trust	2,441,600	3,937,174
Mapletree Commercial Trust	1,193,700	1,861,924
Oversea-Chinese Banking Corp. Ltd.	1,343,000	10,443,644
Singapore Exchange Ltd.	449,900	3,356,198
Singapore Technologies Engineering Ltd.	853,000	2,384,620
Singapore Telecommunications Ltd.	4,014,000	7,138,151

		29,121,711

Spain — 1.9%
Enagas SA	30,251	667,966
Endesa SA	178,932	4,586,813
Iberdrola SA	1,992,145	27,070,575
Iberdrola SA, New	26,699	362,804
Industria de Diseno Textil SA	522,877	15,557,108
Naturgy Energy Group SA	81,831	2,118,565
Red Electrica Corp. SA	120,954	2,301,190

		52,665,021

Sweden — 3.4%
Alfa Laval AB(a)	123,385	3,252,528
Assa Abloy AB, Class B	388,184	9,650,372
Atlas Copco AB, Class A	378,776	20,706,267
Atlas Copco AB, Class B	220,332	10,389,039
Boliden AB	99,139	3,272,680
Epiroc AB, Class A	324,389	6,251,766
Epiroc AB, Class B	192,352	3,320,335
Evolution Gaming Group AB(c)	105,969	10,374,863
Husqvarna AB, Class B	191,051	2,377,086
Investment AB Latour, Class B	53,241	1,197,684
Sandvik AB(a)	461,212	11,559,989
Skanska AB, Class B	151,550	3,940,404
SKF AB, Class B	127,643	3,514,930
Svenska Cellulosa AB SCA, Class B(a)	195,683	3,463,572

		93,271,515

Switzerland — 12.7%
Adecco Group AG, Registered	60,720	3,811,381
Baloise Holding AG, Registered	21,818	3,661,676
EMS-Chemie Holding AG, Registered	4,815	4,551,950
Geberit AG, Registered	23,271	14,272,322
Givaudan SA, Registered	3,953	15,979,078
Kuehne + Nagel International AG, Registered	31,258	7,136,353
Logitech International SA, Registered	93,994	9,811,469
Nestle SA, Registered	831,602	93,517,833
Partners Group Holding AG	14,998	17,778,092
Roche Holding AG, NVS	335,477	115,829,317
Schindler Holding AG, Participation Certificates, NVS	21,158	5,601,067
Schindler Holding AG, Registered	10,550	2,784,555
SGS SA, Registered	2,709	8,249,417
Sonova Holding AG, Registered(a)	21,178	5,127,857
Swiss Life Holding AG, Registered	13,497	6,173,482
Swisscom AG, Registered	14,017	7,648,215

Security	Shares	Value

Switzerland (continued)
Zurich Insurance Group AG	71,968	$28,816,324

		350,750,388

United Kingdom — 14.9%
3i Group PLC	363,081	5,541,748
Admiral Group PLC	138,212	5,469,826
Ashtead Group PLC	165,461	8,390,904
Associated British Foods PLC(a)	81,493	2,369,054
Auto Trader Group PLC(c)	560,063	4,337,603
Aviva PLC	1,683,803	7,750,489
BAE Systems PLC	1,858,195	11,791,283
Barratt Developments PLC(a)	571,443	5,012,699
Berkeley Group Holdings PLC	54,669	3,144,744
Bunzl PLC	141,122	4,554,035
Burberry Group PLC(a)	223,100	5,264,813
Compass Group PLC(a)	1,004,688	18,080,151
Croda International PLC	60,678	5,237,686
Diageo PLC	559,676	22,664,455
Direct Line Insurance Group PLC	716,103	2,949,075
Experian PLC	371,960	13,055,422
Ferguson PLC	119,151	13,910,816
Halma PLC	142,425	4,828,821
Hargreaves Lansdown PLC	290,020	6,804,195
Hikma Pharmaceuticals PLC	53,849	1,773,951
Imperial Brands PLC	210,650	4,252,190
Intertek Group PLC	88,229	6,685,392
JD Sports Fashion PLC(a)	216,357	2,219,348
Johnson Matthey PLC	71,239	2,887,806
London Stock Exchange Group PLC	190,086	22,672,728
M&G PLC	1,287,015	3,108,732
Mondi PLC	184,168	4,368,839
National Grid PLC	933,972	10,901,509
Pearson PLC	298,309	3,328,718
Persimmon PLC	200,922	7,038,365
Prudential PLC	1,270,292	20,452,681
Reckitt Benckiser Group PLC	235,553	20,048,137
RELX PLC	650,032	16,178,810
Rentokil Initial PLC(a)	770,761	5,266,644
Rio Tinto PLC	588,696	45,181,330
RSA Insurance Group PLC	477,847	4,429,212
Sage Group PLC (The)	386,453	3,129,935
Schroders PLC	79,276	3,719,808
Segro PLC	618,318	8,101,867
Smiths Group PLC	139,624	2,719,714
Spirax-Sarco Engineering PLC	34,719	5,282,516
St. James’s Place PLC	386,120	6,222,132
Taylor Wimpey PLC(a)	1,821,558	3,663,247
Unilever PLC	816,460	47,537,308

		412,328,738

Total Common Stocks — 99.6% (Cost: $2,341,510,208)		2,758,537,559

Preferred Stocks

Germany — 0.2%
Fuchs Petrolub SE, Preference Shares, NVS	30,250	1,724,344

20	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI Intl Quality Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Henkel AG & Co. KGaA, Preference Shares, NVS	40,453	$4,202,013

		5,926,357

Total Preferred Stocks — 0.2% (Cost: $5,456,586)		5,926,357

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	640,000	640,000

Total Short-Term Investments — 0.0% (Cost: $640,000)		640,000

Total Investments in Securities — 99.8% (Cost: $2,347,606,794)		2,765,103,916

Other Assets, Less Liabilities — 0.2%		5,101,258

Net Assets — 100.0%		$2,770,205,174

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$188,858	$—		$(185,146	)(b)	$(3,368)	$(344)	$—	—	$10,639	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	413,000	227,000	(b)	—		—	—	640,000	640,000	384		—

						$(3,368)	$(344)	$640,000		$11,023		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
ASX SPI 200 Index	6	03/18/21	$753	$(4,750)
Euro STOXX 50 Index	47	03/19/21	1,986	(23,397)
FTSE 100 Index	10	03/19/21	873	(19,958)
TOPIX Index	10	03/11/21	1,723	34,803

				$(13,302)

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI Intl Quality Factor ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$34,803

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$48,105

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended January 31, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$1,186,337

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$205,385

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$6,664,923

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$2,757,566,230	$362,804	$608,525	$2,758,537,559
Preferred Stocks	5,926,357	—	—	5,926,357
Money Market Funds	640,000	—	—	640,000

	$2,764,132,587	$362,804	$608,525	$2,765,103,916

Derivative financial instruments(a)
Assets
Futures Contracts	$34,803	$—	$—	$34,803
Liabilities
Futures Contracts	(48,105)	—	—	(48,105)

	$(13,302)	$—	$—	$(13,302)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

22	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2021	iShares® MSCI Intl Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 6.7%
Afterpay Ltd.(a)	415	$43,017
AGL Energy Ltd.	3,020	26,577
AMP Ltd.	24,210	27,584
Ampol Ltd.	1,475	29,616
APA Group	3,890	29,219
Aristocrat Leisure Ltd.	1,190	28,359
ASX Ltd.	545	30,019
Aurizon Holdings Ltd.	9,925	28,175
AusNet Services	22,295	29,593
Australia & New Zealand Banking Group Ltd.	1,735	31,562
BHP Group Ltd.	1,085	36,262
BHP Group PLC	1,165	32,180
BlueScope Steel Ltd.	2,425	30,867
Brambles Ltd.	3,735	30,290
CIMIC Group Ltd.(a)	1,805	34,165
Coca-Cola Amatil Ltd.	3,300	33,118
Cochlear Ltd.	160	24,238
Coles Group Ltd.	2,185	30,528
Commonwealth Bank of Australia	505	32,357
Computershare Ltd.	3,245	35,777
Crown Resorts Ltd.	4,500	33,145
CSL Ltd.	125	26,060
Dexus	3,635	25,128
Evolution Mining Ltd.	7,225	26,220
Fortescue Metals Group Ltd.	2,260	37,784
Goodman Group	2,135	28,961
GPT Group (The)	8,715	28,886
Insurance Australia Group Ltd.	7,635	28,411
James Hardie Industries PLC(a)	980	27,663
Lendlease Corp. Ltd.	2,860	26,354
Macquarie Group Ltd.	280	28,229
Magellan Financial Group Ltd.	700	25,737
Medibank Pvt Ltd.	14,245	31,914
Mirvac Group	14,935	27,272
National Australia Bank Ltd.	1,720	31,065
Newcrest Mining Ltd.	1,135	21,875
Northern Star Resources Ltd.	2,835	27,951
Oil Search Ltd.	10,760	32,032
Orica Ltd.	2,400	28,100
Origin Energy Ltd.	8,720	31,713
Qantas Airways Ltd.(a)	7,940	27,414
QBE Insurance Group Ltd.	3,800	23,412
Ramsay Health Care Ltd.	600	28,988
REA Group Ltd.	280	31,511
Rio Tinto Ltd.	460	38,932
Santos Ltd.	6,755	33,740
Scentre Group	13,985	29,293
Seek Ltd.	1,565	33,681
Sonic Healthcare Ltd.	1,135	29,930
South32 Ltd.	17,450	34,007
Stockland	9,045	30,882
Suncorp Group Ltd.	4,090	31,632
Sydney Airport(a)	5,876	25,788
Tabcorp Holdings Ltd.	10,252	31,385
Telstra Corp. Ltd.	12,600	30,162
TPG Telecom Ltd.(a)	5,270	29,921
Transurban Group	2,545	25,853
Treasury Wine Estates Ltd.	3,805	29,340

Security	Shares	Value

Australia (continued)
Vicinity Centres	24,465	$28,813
Washington H Soul Pattinson & Co. Ltd.	1,490	31,072
Wesfarmers Ltd.	850	35,615
Westpac Banking Corp.	2,030	32,910
WiseTech Global Ltd.	1,355	32,519
Woodside Petroleum Ltd.	1,910	35,859
Woolworths Group Ltd.	1,020	31,977

		1,972,639

Austria — 0.6%
Erste Group Bank AG(a)	1,040	31,903
OMV AG	845	35,664
Raiffeisen Bank International AG(a)	1,540	30,253
Verbund AG	445	40,223
voestalpine AG	955	34,946

		172,989

Belgium — 1.2%
Ageas SA/NV	615	31,598
Anheuser-Busch InBev SA/NV	395	24,945
Elia Group SA/NV	275	33,176
Etablissements Franz Colruyt NV	525	32,440
Galapagos NV(a)	240	25,087
Groupe Bruxelles Lambert SA	300	29,806
KBC Group NV(a)	405	28,400
Proximus SADP	1,255	26,499
Sofina SA	100	32,438
Solvay SA	265	30,276
UCB SA	265	27,533
Umicore SA	685	38,922

		361,120

Canada — 9.4%
Agnico Eagle Mines Ltd.	420	29,350
Air Canada(a)	1,895	29,698
Algonquin Power & Utilities Corp.	1,995	33,280
Alimentation Couche-Tard Inc., Class B	870	26,561
AltaGas Ltd.	2,195	32,630
Atco Ltd., Class I, NVS	985	28,229
B2Gold Corp.	5,255	25,998
Bank of Montreal	385	28,667
Bank of Nova Scotia (The)	585	31,232
Barrick Gold Corp.	1,170	26,158
Bausch Health Cos Inc.(a)	1,495	38,187
BCE Inc.	660	28,023
BlackBerry Ltd.(a)	5,715	80,349
Brookfield Asset Management Inc., Class A	665	25,794
Brookfield Renewable Corp., Class A	622	34,906
CAE Inc.	1,325	29,965
Cameco Corp.	3,250	40,477
Canadian Apartment Properties REIT	770	30,862
Canadian Imperial Bank of Commerce	325	27,726
Canadian National Railway Co.	290	29,403
Canadian Natural Resources Ltd.	1,275	28,835
Canadian Pacific Railway Ltd.	85	28,588
Canadian Tire Corp. Ltd., Class A, NVS	240	31,151
Canadian Utilities Ltd., Class A, NVS	1,045	25,858
Canopy Growth Corp.(a)	1,250	50,090
CCL Industries Inc., Class B, NVS	650	29,853
Cenovus Energy Inc.	6,485	38,328
CGI Inc.(a)	450	36,107
CI Financial Corp.	2,376	29,536

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI Intl Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Constellation Software Inc.	25	$30,486
Dollarama Inc.	785	30,719
Emera Inc.	710	29,718
Empire Co. Ltd., Class A, NVS	1,085	30,007
Enbridge Inc.	990	33,293
Fairfax Financial Holdings Ltd.	85	30,869
First Quantum Minerals Ltd.	2,300	38,350
FirstService Corp.	210	28,716
Fortis Inc.	760	30,770
Franco-Nevada Corp.	250	29,811
George Weston Ltd.	400	28,983
GFL Environmental Inc.	1,190	33,629
Gildan Activewear Inc.	1,205	30,138
Great-West Lifeco Inc.	1,200	27,430
Hydro One Ltd.(b)	1,365	31,661
iA Financial Corp. Inc.	675	30,108
IGM Financial Inc.	1,155	30,641
Imperial Oil Ltd.	1,705	32,473
Intact Financial Corp.	255	28,146
Inter Pipeline Ltd.	3,270	32,842
Keyera Corp.	1,885	35,444
Kinross Gold Corp.	3,835	26,809
Kirkland Lake Gold Ltd.	735	28,273
Loblaw Companies Ltd.	620	29,970
Lundin Mining Corp.	4,405	39,310
Magna International Inc.	430	30,315
Manulife Financial Corp.	1,530	27,679
Metro Inc.	675	29,210
National Bank of Canada	440	24,755
Northland Power Inc.	880	32,274
Nutrien Ltd.	640	31,553
Onex Corp.	575	30,482
Open Text Corp.	760	34,078
Pan American Silver Corp.	960	31,089
Parkland Corp./Canada	990	29,736
Pembina Pipeline Corp.	1,255	33,068
Power Corp. of Canada	1,195	27,849
Quebecor Inc., Class B	1,140	27,308
Restaurant Brands International Inc.	495	28,581
RioCan REIT	2,210	29,462
Ritchie Bros Auctioneers Inc.	475	28,077
Rogers Communications Inc., Class B, NVS	630	28,461
Royal Bank of Canada	360	29,167
Saputo Inc.	1,190	31,235
Shaw Communications Inc., Class B, NVS	1,695	29,111
Shopify Inc., Class A(a)	30	32,744
SSR Mining Inc.(a)	1,660	29,212
Sun Life Financial Inc.	595	27,527
Suncor Energy Inc.	1,835	30,726
TC Energy Corp.	700	30,034
Teck Resources Ltd., Class B	1,975	36,116
TELUS Corp.	1,580	32,640
Thomson Reuters Corp.	340	27,752
TMX Group Ltd.	325	31,379
Topicus.com Inc.(a)(c)	46	1,728
Toromont Industries Ltd.	430	28,894
Toronto-Dominion Bank (The)	565	32,048
Wheaton Precious Metals Corp.	710	29,190
WSP Global Inc.	420	39,158

Security	Shares	Value

Canada (continued)
Yamana Gold Inc.	5,500	$25,704

		2,762,779

Denmark — 1.9%
Ambu A/S, Series B	940	44,605
AP Moller - Maersk A/S, Class A	15	28,544
Carlsberg A/S, Class B	180	26,468
Chr Hansen Holding A/S(a)	280	25,457
Coloplast A/S, Class B	200	29,971
Danske Bank A/S(a)	1,710	29,398
Demant A/S(a)	835	30,116
DSV PANALPINA A/S	175	27,430
Genmab A/S(a)	90	36,018
GN Store Nord A/S	365	28,022
H Lundbeck A/S	1,005	35,984
Novo Nordisk A/S, Class B	455	31,617
Novozymes A/S, Class B	505	30,455
Orsted A/S(b)	160	30,500
Pandora A/S	300	29,069
ROCKWOOL International A/S, Class B	75	28,447
Tryg A/S	1,095	34,234
Vestas Wind Systems A/S	135	29,417

		555,752

Finland — 1.3%
Elisa OYJ	555	33,093
Fortum OYJ	1,405	34,113
Kesko OYJ, Class B	1,125	29,249
Kone OYJ, Class B	355	27,999
Neste OYJ	445	31,508
Nokia OYJ(a)	7,415	35,710
Nordea Bank OYJ Abp(a)	3,291	26,812
Orion OYJ, Class B	675	31,031
Sampo OYJ, Class A	715	30,125
Stora Enso OYJ, Class R	1,755	31,982
UPM-Kymmene OYJ	920	32,961
Wartsila OYJ Abp	3,145	30,972

		375,555

France — 7.2%
Accor SA(a)	870	29,415
Aeroports de Paris(a)	225	25,968
Air Liquide SA	190	31,162
Airbus SE(a)	255	25,775
Alstom SA(a)	570	31,065
Amundi SA(a)(b)	360	26,854
Arkema SA	260	28,902
Atos SE(a)	385	29,692
AXA SA	1,250	27,791
BioMerieux	205	31,754
BNP Paribas SA(a)	560	27,064
Bollore SA	6,840	27,805
Bouygues SA	710	27,965
Bureau Veritas SA(a)	1,085	28,591
Capgemini SE	215	31,214
Carrefour SA	1,680	28,554
Cie. de Saint-Gobain(a)	600	29,945
Cie. Generale des Etablissements Michelin SCA	170	23,524
CNP Assurances(a)	1,965	29,889
Covivio	330	27,202
Credit Agricole SA(a)	2,670	30,427
Danone SA	295	19,697

24	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI Intl Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Dassault Aviation SA(a)	30	$31,436
Dassault Systemes SE	175	35,027
Edenred	580	31,547
Eiffage SA(a)	300	27,313
Electricite de France SA(a)	2,015	25,166
Engie SA(a)	1,990	30,994
EssilorLuxottica SA	205	29,139
Eurazeo SE(a)	480	33,706
Eurofins Scientific SE(a)	350	33,669
Faurecia SE(a)	610	32,126
Gecina SA	180	25,717
Getlink SE(a)	1,765	27,275
Hermes International	35	35,829
Iliad SA	145	26,891
Ipsen SA	300	26,260
Kering SA	40	26,320
Klepierre SA	1,365	32,951
La Francaise des Jeux SAEM(b)	745	32,086
Legrand SA	340	31,352
L’Oreal SA	85	29,958
LVMH Moet Hennessy Louis Vuitton SE	45	27,242
Natixis SA(a)	9,725	36,898
Orange SA	2,180	25,701
Orpea(a)	215	29,803
Pernod Ricard SA	150	28,374
Publicis Groupe SA	640	33,247
Remy Cointreau SA	165	30,690
Renault SA(a)	740	31,682
Safran SA(a)	190	24,030
Sanofi	260	24,370
Sartorius Stedim Biotech	75	31,436
Schneider Electric SE	200	29,388
SCOR SE(a)	865	26,377
SEB SA	170	32,405
SES SA	3,000	25,659
Societe Generale SA(a)	1,600	30,009
Sodexo SA(a)	375	33,467
STMicroelectronics NV	805	32,538
Suez SA	1,530	31,507
Teleperformance	90	29,544
Thales SA	305	27,487
TOTAL SE	655	27,768
Ubisoft Entertainment SA(a)	305	30,533
Unibail-Rodamco-Westfield	440	37,152
Valeo SA	765	28,663
Veolia Environnement SA	1,305	34,975
Vinci SA	275	25,585
Vivendi SA	940	28,916
Wendel SE	260	30,071
Worldline SA(a)(b)	336	28,599

		2,119,133

Germany — 5.6%
adidas AG(a)	90	28,647
Allianz SE, Registered	115	26,059
Aroundtown SA	4,510	31,429
BASF SE	395	30,631
Bayer AG, Registered	495	30,018
Bayerische Motoren Werke AG	240	20,413
Bechtle AG	145	30,846
Beiersdorf AG	295	32,377

Security	Shares	Value

Germany (continued)
Brenntag AG	375	$29,495
Carl Zeiss Meditec AG, Bearer	230	36,046
Commerzbank AG(a)	4,885	32,523
Continental AG	205	28,828
Covestro AG(b)	545	37,185
Daimler AG, Registered	370	26,126
Delivery Hero SE(a)(b)	255	38,880
Deutsche Bank AG, Registered(a)	2,700	27,452
Deutsche Boerse AG	190	30,608
Deutsche Lufthansa AG, Registered(a)	2,650	34,271
Deutsche Post AG, Registered	630	31,235
Deutsche Telekom AG, Registered	1,540	27,503
Deutsche Wohnen SE	575	28,557
E.ON SE	2,695	28,583
Evonik Industries AG	1,020	33,681
Fresenius Medical Care AG & Co. KGaA	335	27,187
Fresenius SE & Co. KGaA	535	23,899
GEA Group AG	890	30,859
Hannover Rueck SE	170	26,436
HeidelbergCement AG	395	29,283
HelloFresh SE(a)	570	48,336
Henkel AG & Co. KGaA	95	8,910
HOCHTIEF AG	325	30,304
Infineon Technologies AG	885	35,616
KION Group AG	348	30,170
Knorr-Bremse AG	250	33,161
LANXESS AG	460	34,738
LEG Immobilien AG	200	28,769
Merck KGaA	175	29,276
MTU Aero Engines AG	120	27,991
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	95	25,253
Nemetschek SE	415	29,344
Puma SE(a)	295	28,951
Rational AG	35	33,741
RWE AG	720	31,018
SAP SE	245	31,194
Scout24 AG(b)	465	36,042
Siemens AG, Registered	205	31,864
Siemens Healthineers AG(b)	655	36,828
Symrise AG	240	29,945
TeamViewer AG(a)(b)	675	35,025
Telefonica Deutschland Holding AG	10,545	28,966
Uniper SE	875	30,722
United Internet AG, Registered(d)	805	35,061
Vonovia SE	420	28,136
Zalando SE(a)(b)	325	37,400

		1,655,818

Hong Kong — 3.9%
AIA Group Ltd.	2,000	24,182
ASM Pacific Technology Ltd.	3,000	43,759
Bank of East Asia Ltd. (The)	15,000	32,539
BOC Hong Kong Holdings Ltd.	7,500	22,440
Budweiser Brewing Co. APAC Ltd.(b)	9,000	30,237
CK Asset Holdings Ltd.	5,000	25,117
CK Hutchison Holdings Ltd.	5,000	34,628
CK Infrastructure Holdings Ltd.	5,000	26,664
CLP Holdings Ltd.	2,500	23,440
ESR Cayman Ltd.(a)(b)	9,000	32,152
Galaxy Entertainment Group Ltd.	5,000	37,917

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI Intl Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Hang Lung Properties Ltd.	15,000	$40,045
Hang Seng Bank Ltd.	2,000	36,188
Henderson Land Development Co. Ltd.	10,464	42,780
HK Electric Investments & HK Electric Investments Ltd.	27,500	27,167
HKT Trust & HKT Ltd.	20,000	26,361
Hong Kong & China Gas Co. Ltd.	20,835	29,934
Hong Kong Exchanges & Clearing Ltd.	500	32,074
Hongkong Land Holdings Ltd.	7,000	32,410
Jardine Matheson Holdings Ltd.	500	28,900
Jardine Strategic Holdings Ltd.	1,000	25,990
Link REIT	3,000	26,193
Melco Resorts & Entertainment Ltd., ADR	1,610	25,744
MTR Corp. Ltd.	5,000	29,115
New World Development Co. Ltd.	5,000	23,246
PCCW Ltd.	45,000	25,071
Power Assets Holdings Ltd.	5,000	26,632
Sands China Ltd.	8,000	31,829
Sino Land Co. Ltd.	20,000	27,857
SJM Holdings Ltd.	25,000	26,890
Sun Hung Kai Properties Ltd.	2,500	34,177
Swire Pacific Ltd., Class A	5,000	31,307
Swire Properties Ltd.	9,000	26,174
Techtronic Industries Co. Ltd.	2,500	37,659
WH Group Ltd.(b)	35,000	28,437
Wharf Real Estate Investment Co. Ltd.	5,000	26,535
Wynn Macau Ltd.(a)	16,000	25,422
Xinyi Glass Holdings Ltd.	10,000	24,246

		1,131,458

Ireland — 0.5%
CRH PLC(a)	730	30,491
Flutter Entertainment PLC(a)	165	30,841
Kerry Group PLC, Class A	215	29,229
Kingspan Group PLC(a)	330	22,451
Smurfit Kappa Group PLC	740	35,673

		148,685

Israel — 1.4%
Azrieli Group Ltd.	530	32,687
Bank Hapoalim BM(a)	4,600	32,864
Bank Leumi Le-Israel BM	5,324	33,323
Check Point Software Technologies Ltd.(a)	245	31,296
CyberArk Software Ltd.(a)	310	49,678
Elbit Systems Ltd.	240	33,487
ICL Group Ltd.	7,080	38,174
Isracard Ltd.	1	2
Israel Discount Bank Ltd., Class A	9,335	36,681
Mizrahi Tefahot Bank Ltd.	1,390	32,801
Nice Ltd.(a)	140	36,333
Teva Pharmaceutical Industries Ltd., ADR(a)	3,085	36,341
Wix.com Ltd.(a)	115	28,411

		422,078

Italy — 2.2%
Amplifon SpA(a)	655	26,045
Assicurazioni Generali SpA(a)	1,475	25,249
Atlantia SpA(a)	1,680	26,748
CNH Industrial NV(a)	2,705	34,687
DiaSorin SpA	145	31,815
Enel SpA	3,040	30,252
Eni SpA	3,050	30,948
Ferrari NV	130	27,205

Security	Shares	Value

Italy (continued)
FinecoBank Banca Fineco SpA(a)	1,631	$25,512
Infrastrutture Wireless Italiane SpA(b)	2,505	26,979
Intesa Sanpaolo SpA(a)	12,990	28,489
Mediobanca Banca di Credito Finanziario SpA(a)	3,300	29,523
Moncler SpA(a)	690	39,072
Nexi SpA(a)(b)	1,645	29,278
Poste Italiane SpA(b)	2,735	26,834
Prysmian SpA	925	29,938
Recordati Industria Chimica e Farmaceutica SpA	535	27,767
Snam SpA	5,460	28,709
Telecom Italia SpA/Milano	43,275	18,580
Tenaris SA	4,010	31,325
Terna Rete Elettrica Nazionale SpA	4,200	30,585
UniCredit SpA(a)	2,900	26,625

		632,165

Japan — 32.1%
ABC-Mart Inc.	500	28,416
Acom Co. Ltd.	6,000	26,362
Advantest Corp.	500	39,591
Aeon Co. Ltd.	1,000	31,291
Aeon Mall Co. Ltd.	2,000	32,322
AGC Inc.	1,000	34,672
Air Water Inc.	2,000	32,342
Aisin Seiki Co. Ltd.	1,000	30,613
Ajinomoto Co. Inc.	1,500	35,431
Alfresa Holdings Corp.	1,500	29,872
Amada Co. Ltd.	3,500	39,281
ANA Holdings Inc.(a)	1,000	21,204
Asahi Group Holdings Ltd.	1,000	40,231
Asahi Intecc Co. Ltd.	1,000	32,857
Asahi Kasei Corp.	3,000	33,368
Astellas Pharma Inc.	2,000	32,332
Azbil Corp.	500	25,503
Bandai Namco Holdings Inc.	500	42,700
Bank of Kyoto Ltd. (The)	500	26,219
Bridgestone Corp.	1,000	36,945
Brother Industries Ltd.	2,000	44,434
Calbee Inc.	1,000	29,562
Canon Inc.	1,500	32,874
Capcom Co. Ltd.	500	31,472
Casio Computer Co. Ltd.	2,000	35,341
Chiba Bank Ltd. (The)	5,500	29,892
Chubu Electric Power Co. Inc.	2,500	30,601
Chugai Pharmaceutical Co. Ltd.	500	26,133
Chugoku Electric Power Co. Inc. (The)	2,500	30,780
Coca-Cola Bottlers Japan Holdings Inc.	2,000	30,278
Concordia Financial Group Ltd.	9,000	32,580
CyberAgent Inc.	500	31,377
Dai Nippon Printing Co. Ltd.	1,500	25,789
Daifuku Co. Ltd.	500	56,975
Dai-ichi Life Holdings Inc.	1,500	22,723
Daiichi Sankyo Co. Ltd.	1,000	32,141
Daito Trust Construction Co. Ltd.	500	52,008
Daiwa House Industry Co. Ltd.	1,000	28,316
Daiwa House REIT Investment Corp.	15	40,303
Daiwa Securities Group Inc.	8,500	40,367
Denso Corp.	500	27,733
Dentsu Group Inc.	1,000	31,663
East Japan Railway Co.	500	32,905
Eisai Co. Ltd.	500	36,501

26	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI Intl Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
ENEOS Holdings Inc.	9,050	$36,625
Fuji Electric Co. Ltd.	1,000	39,782
FUJIFILM Holdings Corp.	500	28,593
Fujitsu Ltd.	200	30,603
Fukuoka Financial Group Inc.	1,500	26,835
GLP J-REIT	20	32,055
GMO Payment Gateway Inc.	200	28,578
Hakuhodo DY Holdings Inc.	2,000	28,922
Hamamatsu Photonics KK	500	28,989
Hankyu Hanshin Holdings Inc.	1,000	32,237
Harmonic Drive Systems Inc.	500	37,394
Hino Motors Ltd.	3,500	30,121
Hirose Electric Co. Ltd.	200	31,348
Hisamitsu Pharmaceutical Co. Inc.	500	29,896
Hitachi Construction Machinery Co. Ltd.	1,000	29,037
Hitachi Ltd.	500	20,565
Hitachi Metals Ltd.	2,500	39,854
Honda Motor Co. Ltd.	1,000	26,405
Hoshizaki Corp.	500	44,224
Hoya Corp.	500	63,972
Hulic Co. Ltd.	2,500	28,273
Ibiden Co. Ltd.	1,000	46,421
Idemitsu Kosan Co. Ltd.	1,564	36,659
Iida Group Holdings Co. Ltd.	1,500	33,053
Inpex Corp.	5,500	31,783
Isuzu Motors Ltd.	3,000	28,655
Ito En Ltd.	500	31,186
ITOCHU Corp.	1,000	28,631
Itochu Techno-Solutions Corp.	1,000	35,245
Japan Airlines Co. Ltd.(a)	1,500	26,692
Japan Airport Terminal Co. Ltd.	500	26,267
Japan Exchange Group Inc.	1,500	35,030
Japan Post Bank Co. Ltd.	3,500	30,221
Japan Post Holdings Co. Ltd.	3,500	27,811
Japan Post Insurance Co. Ltd.	2,000	39,219
Japan Real Estate Investment Corp.	5	30,422
Japan Retail Fund Investment Corp.	20	37,824
Japan Tobacco Inc.	1,500	29,765
JFE Holdings Inc.(a)	3,500	30,388
JSR Corp.	1,000	30,517
Kajima Corp.	2,500	33,454
Kakaku.com Inc.	1,000	28,941
Kansai Electric Power Co. Inc. (The)	3,000	29,371
Kansai Paint Co. Ltd.	1,000	29,467
Kao Corp.	500	36,282
KDDI Corp.	1,000	29,409
Keihan Holdings Co. Ltd.	500	22,757
Keikyu Corp.	2,000	32,017
Keio Corp.	500	36,535
Keisei Electric Railway Co. Ltd.	1,000	33,860
Kikkoman Corp.	500	35,245
Kintetsu Group Holdings Co. Ltd.	500	20,966
Kirin Holdings Co. Ltd.	1,500	32,179
Kobayashi Pharmaceutical Co. Ltd.	100	11,252
Kobe Bussan Co. Ltd.	1,000	27,757
Koei Tecmo Holdings Co. Ltd.	500	28,702
Koito Manufacturing Co. Ltd.	500	32,141
Komatsu Ltd.	1,500	41,012
Konami Holdings Corp.	500	30,565
Kose Corp.	100	16,075

Security	Shares	Value

Japan (continued)
Kubota Corp.	1,500	$32,939
Kuraray Co. Ltd.	3,000	32,093
Kurita Water Industries Ltd.	1,000	40,546
Kyocera Corp.	500	31,993
Kyowa Kirin Co. Ltd.	1,000	29,610
Kyushu Electric Power Co. Inc.	3,500	32,394
Kyushu Railway Co.	1,500	31,448
Lasertec Corp.	500	67,100
Lawson Inc.	500	24,261
Lion Corp.	1,500	34,343
Lixil Corp.	1,500	34,973
M3 Inc.	500	42,079
Makita Corp.	500	23,831
Marubeni Corp.	5,000	33,158
Marui Group Co. Ltd.	1,500	26,763
Mazda Motor Corp.	5,000	35,532
McDonald’s Holdings Co. Japan Ltd.	500	24,356
Medipal Holdings Corp.	1,500	30,675
MEIJI Holdings Co. Ltd.	500	34,099
Mercari Inc.(a)	1,000	48,140
MINEBEA MITSUMI Inc.	1,500	33,225
MISUMI Group Inc.	1,000	32,523
Mitsubishi Chemical Holdings Corp.	5,000	34,118
Mitsubishi Corp.	1,000	25,288
Mitsubishi Electric Corp.	2,000	30,460
Mitsubishi Estate Co. Ltd.	1,500	23,669
Mitsubishi Gas Chemical Co. Inc.	2,000	45,656
Mitsubishi Heavy Industries Ltd.	1,000	28,636
Mitsubishi UFJ Financial Group Inc.	6,500	29,137
Mitsubishi UFJ Lease & Finance Co. Ltd.	6,500	31,788
Mitsui & Co. Ltd.	1,500	27,745
Mitsui Chemicals Inc.	1,000	28,626
Mitsui Fudosan Co. Ltd.	1,500	30,352
Miura Co. Ltd.	500	28,416
Mizuho Financial Group Inc.	2,000	26,334
MonotaRO Co. Ltd.	1,000	50,146
MS&AD Insurance Group Holdings Inc.	1,000	28,693
Murata Manufacturing Co. Ltd.	500	48,020
Nabtesco Corp.	1,000	44,749
Nagoya Railroad Co. Ltd.	1,000	25,407
NEC Corp.	400	21,778
Nexon Co. Ltd.	1,500	45,633
NGK Insulators Ltd.	2,000	34,920
NGK Spark Plug Co. Ltd.	2,000	37,098
NH Foods Ltd.	1,000	42,791
Nidec Corp.	500	66,145
Nihon M&A Center Inc.	500	29,037
Nippon Building Fund Inc.	5	30,183
Nippon Express Co. Ltd.	500	33,956
Nippon Paint Holdings Co. Ltd.	500	44,988
Nippon Prologis REIT Inc.	10	32,619
Nippon Sanso Holdings Corp.	2,000	38,474
Nippon Shinyaku Co. Ltd.	500	36,821
Nippon Steel Corp.(a)	2,500	28,822
Nippon Telegraph & Telephone Corp.	1,500	37,509
Nippon Yusen KK	1,500	34,472
Nissan Chemical Corp.	500	28,464
Nissan Motor Co. Ltd.(a)	6,500	33,035
Nisshin Seifun Group Inc.	2,000	33,660
Nissin Foods Holdings Co. Ltd.	500	43,221

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI Intl Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Nitto Denko Corp.	500	$45,227
Nomura Holdings Inc.	6,000	31,618
Nomura Real Estate Holdings Inc.	1,500	33,440
Nomura Real Estate Master Fund Inc.	25	37,944
Nomura Research Institute Ltd.	1,060	35,791
NSK Ltd.	3,500	31,659
NTT Data Corp.	2,500	35,866
Obayashi Corp.	3,500	29,285
Odakyu Electric Railway Co. Ltd.	1,000	28,989
Oji Holdings Corp.	6,500	39,238
Olympus Corp.	1,500	27,071
Omron Corp.	500	44,128
Ono Pharmaceutical Co. Ltd.	1,000	29,849
Oracle Corp. Japan	200	23,592
ORIX Corp.	2,000	31,998
Orix JREIT Inc.	20	33,469
Osaka Gas Co. Ltd.	1,500	27,695
Otsuka Corp.	500	25,168
Otsuka Holdings Co. Ltd.	500	21,310
Pan Pacific International Holdings Corp.	1,500	33,669
Panasonic Corp.	3,000	38,727
PeptiDream Inc.(a)	500	29,180
Persol Holdings Co. Ltd.	2,000	37,423
Pigeon Corp.	500	22,494
Pola Orbis Holdings Inc.	1,500	29,987
Rakuten Inc.(a)	3,000	29,486
Recruit Holdings Co. Ltd.	500	21,692
Renesas Electronics Corp.(a)	3,500	40,117
Resona Holdings Inc.	8,500	29,471
Ricoh Co. Ltd.	5,000	37,729
Rinnai Corp.	500	52,247
Rohm Co. Ltd.	500	50,671
Ryohin Keikaku Co. Ltd.	1,500	35,833
Santen Pharmaceutical Co. Ltd.	2,000	33,067
SBI Holdings Inc.	1,000	24,910
SCSK Corp.	500	27,795
Secom Co. Ltd.	500	45,260
Sega Sammy Holdings Inc.	2,000	31,845
Seibu Holdings Inc.	2,500	22,971
Seiko Epson Corp.	2,500	42,337
Sekisui Chemical Co. Ltd.	2,000	35,990
Sekisui House Ltd.	1,500	28,927
Seven & i Holdings Co. Ltd.	1,000	37,834
SG Holdings Co. Ltd.	1,000	25,703
Sharp Corp.	2,500	51,913
Shimadzu Corp.	1,000	38,063
Shimamura Co. Ltd.	500	55,399
Shimizu Corp.	4,500	31,678
Shinsei Bank Ltd.	2,500	30,708
Shionogi & Co. Ltd.	500	27,126
Shiseido Co. Ltd.	500	32,423
Shizuoka Bank Ltd. (The)	5,000	36,296
Softbank Corp.	2,500	32,881
SoftBank Group Corp.	500	38,722
Sohgo Security Services Co. Ltd.	500	24,595
Sompo Holdings Inc.	1,000	39,801
Sony Corp.	500	47,997
Square Enix Holdings Co. Ltd.	500	28,750
Stanley Electric Co. Ltd.	1,500	46,850
Subaru Corp.	1,500	28,741

Security	Shares	Value

Japan (continued)
SUMCO Corp.	2,000	$42,141
Sumitomo Chemical Co. Ltd.	8,000	37,671
Sumitomo Corp.	2,000	26,496
Sumitomo Dainippon Pharma Co. Ltd.	2,500	40,522
Sumitomo Electric Industries Ltd.	2,500	33,251
Sumitomo Metal Mining Co. Ltd.	1,000	43,402
Sumitomo Mitsui Financial Group Inc.	1,000	30,995
Sumitomo Mitsui Trust Holdings Inc.	1,000	29,915
Sumitomo Realty & Development Co. Ltd.	1,000	30,173
Sundrug Co. Ltd.	1,000	39,687
Suntory Beverage & Food Ltd.	500	17,455
Suzuken Co. Ltd.	1,000	38,684
Suzuki Motor Corp.	500	22,484
Sysmex Corp.	500	58,432
T&D Holdings Inc.	2,500	28,965
Taiheiyo Cement Corp.	1,000	24,853
Taisei Corp.	1,000	32,332
Taisho Pharmaceutical Holdings Co. Ltd.	500	32,619
Takeda Pharmaceutical Co. Ltd.	551	19,462
Teijin Ltd.	2,000	36,544
Terumo Corp.	500	19,414
THK Co. Ltd.	1,000	31,711
TIS Inc.	1,500	33,383
Tobu Railway Co. Ltd.	1,000	28,148
Toho Co. Ltd.	1,000	38,636
Toho Gas Co. Ltd.	500	29,371
Tohoku Electric Power Co. Inc.	3,500	29,987
Tokio Marine Holdings Inc.	500	24,514
Tokyo Century Corp.	500	40,403
Tokyo Electric Power Co. Holdings Inc.(a)	12,000	45,962
Tokyo Gas Co. Ltd.	1,000	21,868
Tokyu Corp.	2,500	29,323
Tokyu Fudosan Holdings Corp.	6,500	36,692
Toppan Printing Co. Ltd.	2,000	28,425
Toray Industries Inc.	5,500	35,786
Toshiba Corp.	1,000	32,619
Tosoh Corp.	2,000	34,347
TOTO Ltd.	500	27,652
Toyo Suisan Kaisha Ltd.	500	24,643
Toyoda Gosei Co. Ltd.	1,500	39,500
Toyota Industries Corp.	500	39,305
Toyota Motor Corp.	500	34,863
Toyota Tsusho Corp.	1,000	39,018
Trend Micro Inc.(a)	500	27,413
Unicharm Corp.	500	22,446
United Urban Investment Corp.	25	33,980
USS Co. Ltd.	2,000	39,352
Welcia Holdings Co. Ltd.	1,000	34,004
West Japan Railway Co.	500	26,553
Yakult Honsha Co. Ltd.	500	25,503
Yamada Holdings Co. Ltd.	7,500	38,182
Yamaha Corp.	500	28,129
Yamaha Motor Co. Ltd.	1,500	32,953
Yamato Holdings Co. Ltd.	1,500	37,265
Yamazaki Baking Co. Ltd.	2,000	36,773
Yaskawa Electric Corp.	500	25,598
Yokogawa Electric Corp.	2,000	43,078
Z Holdings Corp.	5,000	31,062
ZOZO Inc.	1,500	42,022

		9,425,942

28	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI Intl Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands — 2.7%
ABN AMRO Bank NV, CVA(a)(b)	2,905	$30,387
Adyen NV(a)(b)	15	31,335
Aegon NV	8,180	33,809
Akzo Nobel NV	280	28,520
ArcelorMittal SA(a)	1,695	37,153
Argenx SE(a)	115	33,699
ASML Holding NV	70	37,372
Davide Campari-Milano NV	2,615	28,199
EXOR NV	415	30,947
Heineken Holding NV	290	25,579
Heineken NV	255	26,624
ING Groep NV(a)	2,995	26,835
JDE Peet’s NV(a)	735	28,387
Just Eat Takeaway.com NV(a)(b)	280	32,173
Koninklijke Ahold Delhaize NV	1,060	30,379
Koninklijke DSM NV	185	32,365
Koninklijke KPN NV	9,370	29,324
Koninklijke Philips NV(a)	565	30,858
Koninklijke Vopak NV	600	30,390
NN Group NV	690	28,753
Prosus NV	255	29,685
QIAGEN NV(a)	650	35,275
Randstad NV(a)	490	30,634
Stellantis NV	1,870	28,466
Stellantis NV New(a)	2,133	32,429
Wolters Kluwer NV	360	29,933

		799,510

New Zealand — 0.9%
a2 Milk Co. Ltd. (The)(a)	3,060	25,450
Auckland International Airport Ltd.(a)	5,860	31,464
Fisher & Paykel Healthcare Corp. Ltd.	1,275	31,831
Mercury NZ Ltd.	7,595	39,000
Meridian Energy Ltd.	7,205	37,127
Ryman Healthcare Ltd.	2,760	30,951
Spark New Zealand Ltd.	9,320	32,241
Xero Ltd.(a)	350	34,880

		262,944

Norway — 1.1%
Adevinta ASA(a)	1,985	29,660
DNB ASA(a)	1,585	31,124
Equinor ASA	1,890	34,218
Gjensidige Forsikring ASA	1,370	31,715
Mowi ASA	1,495	33,220
Norsk Hydro ASA	7,980	35,566
Orkla ASA	3,116	30,392
Schibsted ASA, Class A(a)	285	10,790
Schibsted ASA, Class B(a)	540	17,501
Telenor ASA	1,360	22,587
Yara International ASA	710	33,247

		310,020

Portugal — 0.3%
EDP - Energias de Portugal SA	5,501	34,565
Galp Energia SGPS SA	2,830	28,482
Jeronimo Martins SGPS SA	1,595	26,111

		89,158

Singapore — 2.0%
Ascendas REIT	13,907	32,276
CapitaLand Integrated Commercial Trust	20,503	33,062
CapitaLand Ltd.	12,500	30,235

Security	Shares	Value

Singapore (continued)
City Developments Ltd.	5,500	$29,922
DBS Group Holdings Ltd.	1,500	28,460
Genting Singapore Ltd.	52,500	33,824
Keppel Corp. Ltd.	8,500	32,089
Mapletree Commercial Trust	21,000	32,756
Mapletree Logistics Trust	20,281	30,259
Oversea-Chinese Banking Corp. Ltd.	3,500	27,217
Singapore Airlines Ltd.(a)	10,600	32,828
Singapore Exchange Ltd.	2,600	19,396
Singapore Technologies Engineering Ltd.	10,500	29,353
Singapore Telecommunications Ltd.	18,500	32,899
Suntec REIT	27,000	32,552
United Overseas Bank Ltd.	1,500	26,426
UOL Group Ltd.	5,500	30,337
Venture Corp. Ltd.	2,500	37,375
Wilmar International Ltd.	9,000	35,739

		587,005

Spain — 1.7%
ACS Actividades de Construccion y Servicios SA	963	30,091
Aena SME SA(a)(b)	165	25,518
Amadeus IT Group SA	415	26,490
Banco Bilbao Vizcaya Argentaria SA	6,815	31,189
Banco Santander SA(a)	9,908	29,070
CaixaBank SA(a)	11,180	28,347
Cellnex Telecom SA(b)	495	29,053
Enagas SA	433	9,561
Endesa SA	1,030	26,404
Ferrovial SA	1,103	26,539
Grifols SA	1,020	30,113
Iberdrola SA	2,428	32,993
Iberdrola SA, New	35	471
Industria de Diseno Textil SA	950	28,265
Naturgy Energy Group SA	1,320	34,174
Red Electrica Corp. SA	870	16,552
Repsol SA	3,334	32,898
Siemens Gamesa Renewable Energy SA	860	35,409
Telefonica SA(a)	6,798	29,352

		502,489

Sweden — 3.6%
Alfa Laval AB(a)	1,220	32,160
Assa Abloy AB, Class B	1,170	29,087
Atlas Copco AB, Class A	375	20,500
Atlas Copco AB, Class B	215	10,138
Boliden AB	905	29,875
Electrolux AB, Series B	1,210	29,732
Epiroc AB, Class A	1,040	20,043
Epiroc AB, Class B	710	12,256
EQT AB	1,265	39,648
Essity AB, Class B	1,020	32,728
Evolution Gaming Group AB(b)	385	37,693
Fastighets AB Balder, Class B(a)	490	24,669
Hennes & Mauritz AB, Class B(a)	1,440	30,942
Hexagon AB, Class B	370	32,512
Husqvarna AB, Class B	2,770	34,465
ICA Gruppen AB	630	31,710
Industrivarden AB, Class A(a)	380	12,854
Industrivarden AB, Class C(a)	285	9,117
Investment AB Latour, Class B	1,050	23,620
Investor AB, Class B	420	30,976

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI Intl Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Kinnevik AB, Class B	625	$30,820
L E Lundbergforetagen AB, Class B(a)	545	28,799
Lundin Energy AB	1,200	32,901
Nibe Industrier AB, Class B	1,060	35,564
Sandvik AB(a)	1,300	32,584
Securitas AB, Class B	1,710	26,531
Skandinaviska Enskilda Banken AB, Class A(a)	2,760	30,269
Skanska AB, Class B	1,260	32,761
SKF AB, Class B	1,230	33,871
Svenska Cellulosa AB SCA, Class B(a)	1,805	31,948
Svenska Handelsbanken AB, Class A(a)	2,950	29,675
Swedbank AB, Class A(a)	1,580	29,925
Swedish Match AB	350	27,141
Tele2 AB, Class B	2,340	32,443
Telefonaktiebolaget LM Ericsson, Class B	2,560	32,466
Telia Co. AB	5,575	24,560
Volvo AB, Class B(a)	1,055	26,190

		1,043,173

Switzerland — 3.9%
ABB Ltd., Registered	870	25,760
Adecco Group AG, Registered	500	31,385
Alcon Inc.(a)	425	30,576
Baloise Holding AG, Registered	170	28,531
Banque Cantonale Vaudoise, Registered	270	28,681
Barry Callebaut AG, Registered	15	33,369
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	5	43,447
Cie. Financiere Richemont SA, Class A, Registered	335	31,210
Clariant AG, Registered	1,485	31,650
Coca-Cola HBC AG	990	29,405
Credit Suisse Group AG, Registered	2,250	29,731
EMS-Chemie Holding AG, Registered	35	33,088
Geberit AG, Registered	50	30,665
Givaudan SA, Registered	5	20,211
Julius Baer Group Ltd	585	35,510
Kuehne + Nagel International AG, Registered	145	33,104
LafargeHolcim Ltd., Registered	535	29,017
Logitech International SA, Registered	375	39,144
Lonza Group AG, Registered	45	28,833
Nestle SA, Registered	230	25,865
Novartis AG, Registered	320	28,968
Partners Group Holding AG	30	35,561
Roche Holding AG, NVS	75	25,895
Schindler Holding AG, Participation Certificates, NVS	70	18,531
Schindler Holding AG, Registered	25	6,598
SGS SA, Registered	10	30,452
Siemens Energy AG(a)	1,027	38,155
Sika AG, Registered	100	27,248
Sonova Holding AG, Registered(a)	115	27,845
Straumann Holding AG, Registered	25	27,810
Swatch Group AG (The), Bearer	95	27,445
Swatch Group AG (The), Registered	130	7,343
Swiss Life Holding AG, Registered	70	32,018
Swiss Prime Site AG, Registered	295	28,751
Swiss Re AG	305	26,969
Swisscom AG, Registered	55	30,010
Temenos AG, Registered	250	31,714
UBS Group AG, Registered	1,925	27,860
Vifor Pharma AG	215	29,292

Security	Shares	Value

Switzerland (continued)
Zurich Insurance Group AG	65	$26,026

		1,153,673

United Kingdom — 9.0%
3i Group PLC	2,085	31,824
Admiral Group PLC	845	33,441
Anglo American PLC	950	31,492
Antofagasta PLC	1,950	38,292
Ashtead Group PLC	680	34,484
Associated British Foods PLC(a)	1,090	31,687
AstraZeneca PLC	235	24,174
Auto Trader Group PLC(b)	4,195	32,490
AVEVA Group PLC	538	26,862
Aviva PLC	6,430	29,597
BAE Systems PLC	4,255	27,000
Barclays PLC(a)	15,195	27,864
Barratt Developments PLC(a)	3,340	29,298
Berkeley Group Holdings PLC	485	27,899
BP PLC	8,080	30,124
British American Tobacco PLC	695	25,363
British Land Co. PLC (The)	4,620	28,466
BT Group PLC	15,740	27,147
Bunzl PLC	945	30,495
Burberry Group PLC(a)	1,395	32,920
Coca-Cola European Partners PLC	680	31,600
Compass Group PLC(a)	1,590	28,613
Croda International PLC	385	33,233
DCC PLC	405	30,677
Diageo PLC	730	29,562
Direct Line Insurance Group PLC	7,530	31,010
Entain PLC(a)	2,370	40,388
Evraz PLC	5,770	39,728
Experian PLC	755	26,500
Ferguson PLC	275	32,106
Fresnillo PLC	1,980	26,852
GlaxoSmithKline PLC	1,445	26,927
Glencore PLC(a)	10,570	35,764
Halma PLC	950	32,209
Hargreaves Lansdown PLC	1,520	35,661
Hikma Pharmaceuticals PLC	875	28,825
HSBC Holdings PLC(a)	5,325	27,988
Imperial Brands PLC	1,380	27,857
Informa PLC(a)	3,815	26,173
InterContinental Hotels Group PLC(a)	500	31,041
Intertek Group PLC	320	24,247
J Sainsbury PLC	10,550	35,407
JD Sports Fashion PLC(a)	2,820	28,927
Johnson Matthey PLC	910	36,889
Kingfisher PLC(a)	7,785	29,687
Land Securities Group PLC	3,255	27,476
Legal & General Group PLC	8,315	27,860
Lloyds Banking Group PLC(a)	60,940	27,615
London Stock Exchange Group PLC	260	31,012
M&G PLC	11,640	28,116
Melrose Industries PLC(a)	13,460	31,144
Mondi PLC	1,330	31,550
National Grid PLC	2,260	26,379
Natwest Group PLC(a)	13,730	27,829
Next PLC(a)	355	37,683
Ocado Group PLC(a)	975	37,180
Pearson PLC	3,695	41,231

30	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI Intl Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Persimmon PLC	820	$28,725
Phoenix Group Holdings PLC	2,490	23,073
Prudential PLC	1,600	25,761
Reckitt Benckiser Group PLC	315	26,810
RELX PLC	1,205	29,992
Rentokil Initial PLC(a)	4,205	28,733
Rio Tinto PLC	375	28,781
Rolls-Royce Holdings PLC(a)	21,695	27,319
Royal Dutch Shell PLC, Class A	875	16,077
Royal Dutch Shell PLC, Class B	790	13,801
RSA Insurance Group PLC	3,325	30,820
Sage Group PLC (The)	3,605	29,197
Schroders PLC	790	37,069
Segro PLC	2,335	30,596
Severn Trent PLC	875	27,780
Smith & Nephew PLC	1,355	28,682
Smiths Group PLC	1,515	29,510
Spirax-Sarco Engineering PLC	205	31,191
SSE PLC	1,530	31,179
St. James’s Place PLC	2,315	37,305
Standard Chartered PLC(a)	4,775	29,113
Standard Life Aberdeen PLC	8,450	35,054
Taylor Wimpey PLC(a)	13,490	27,129
Tesco PLC	8,950	29,423
Unilever PLC	935	54,439
United Utilities Group PLC	2,420	30,646
Vodafone Group PLC	16,515	28,312
Whitbread PLC(a)	760	29,086
Wm Morrison Supermarkets PLC	12,630	31,123
WPP PLC	2,760	29,024

		2,639,615

Total Common Stocks — 99.2% (Cost: $24,638,015)		29,123,700

Preferred Stocks

Germany — 0.5%
Bayerische Motoren Werke AG, Preference Shares, NVS	50	3,277
Fuchs Petrolub SE, Preference Shares, NVS	525	29,927
Henkel AG & Co. KGaA, Preference Shares, NVS	235	24,410

Security	Shares	Value

Germany (continued)
Porsche Automobil Holding SE, Preference Shares, NVS	385	$26,895
Sartorius AG, Preference Shares, NVS	65	32,424
Volkswagen AG, Preference Shares, NVS	115	21,857

		138,790

Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	25,435	12,082

Total Preferred Stocks — 0.5% (Cost: $119,203)		150,872

Rights

Spain — 0.0%
ACS Actividades de Construccion y Servicios SA (Expires 02/05/21)(a)	963	475

Total Rights — 0.0% (Cost: $529)		475

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	10,000	10,000

Total Short-Term Investments — 0.0% (Cost: $10,000)		10,000

Total Investments in Securities — 99.7% (Cost: $24,767,747)		29,285,047

Other Assets, Less Liabilities — 0.3%		86,795

Net Assets — 100.0%		$29,371,842

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI Intl Size Factor ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$243,126	$—		$(243,016	)(b)	$11	$(121)	$—	—	$1,511	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	10,000	(b)	—		—	—	10,000	10,000	1		—

						$11	$(121)	$10,000		$1,512		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	2	03/19/21	$85	$(2,312)

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$2,312

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended January 31, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$7,558

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(276)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$63,694

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

32	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI Intl Size Factor ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$29,121,501	$471	$1,728	$29,123,700
Preferred Stocks	150,872	—	—	150,872
Rights	475	—	—	475
Money Market Funds	10,000	—	—	10,000

	$29,282,848	$471	$1,728	$29,285,047

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(2,312)	$—	$—	$(2,312)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) January 31, 2021	iShares® MSCI Intl Value Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.9%
AGL Energy Ltd.	28,121	$247,475
Aurizon Holdings Ltd.	87,170	247,460
BHP Group PLC	77,532	2,141,583
BlueScope Steel Ltd.	48,873	622,089
CIMIC Group Ltd.(a)	4,674	88,470
Computershare Ltd.	22,439	247,399
Fortescue Metals Group Ltd.	204,275	3,415,147
Origin Energy Ltd.	81,341	295,818
Rio Tinto Ltd.	11,849	1,002,844
Santos Ltd.	62,973	314,537
Sonic Healthcare Ltd.	30,105	793,880
South32 Ltd.	602,738	1,174,625
Stockland	136,357	465,559

		11,056,886

Austria — 0.3%
Erste Group Bank AG(a)	16,919	519,011
OMV AG	12,709	536,392
Raiffeisen Bank International AG(a)	20,849	409,577
voestalpine AG	10,424	381,443

		1,846,423

Belgium — 0.8%
Anheuser-Busch InBev SA/NV	46,515	2,937,446
Proximus SADP	4,624	97,635
Solvay SA	6,634	757,929
UCB SA	11,471	1,191,817

		4,984,827

Canada — 2.8%
AltaGas Ltd.	30,878	459,019
Bausch Health Cos Inc.(a)	79,227	2,023,701
Canadian Tire Corp. Ltd., Class A, NVS	2,711	351,881
CGI Inc.(a)	9,916	795,640
Empire Co. Ltd., Class A, NVS	17,188	475,363
Fairfax Financial Holdings Ltd.	1,090	395,846
George Weston Ltd.	8,119	588,277
iA Financial Corp. Inc.	3,180	141,842
Kinross Gold Corp.	51,550	360,360
Loblaw Companies Ltd.	17,395	840,848
Lundin Mining Corp.	50,619	451,725
Magna International Inc.	25,066	1,767,149
Manulife Financial Corp.	124,348	2,249,546
Metro Inc.	15,039	650,793
Open Text Corp.	35,716	1,601,481
Power Corp. of Canada	31,867	742,636
SSR Mining Inc.(a)	9,330	164,185
Teck Resources Ltd., Class B	113,294	2,071,743

		16,132,035

Denmark — 0.7%
AP Moller - Maersk A/S, Class A	376	715,518
AP Moller - Maersk A/S, Class B, NVS	672	1,396,250
Danske Bank A/S(a)	64,023	1,100,689
H Lundbeck A/S	5,225	187,083
Pandora A/S	5,658	548,240

		3,947,780

Finland — 1.0%
Fortum OYJ	34,393	835,054
Nokia OYJ(a)	1,007,473	4,851,853

		5,686,907

Security	Shares	Value

France — 10.7%
Atos SE(a)	26,408	$2,036,634
AXA SA	181,889	4,043,878
BNP Paribas SA(a)	146,709	7,090,259
Bollore SA	41,434	168,432
Bouygues SA	29,311	1,154,474
Capgemini SE	15,252	2,214,294
Carrefour SA	100,168	1,702,501
Cie. de Saint-Gobain(a)	81,908	4,087,872
Cie. Generale des Etablissements Michelin SCA	12,380	1,713,109
CNP Assurances(a)	22,503	342,283
Credit Agricole SA(a)	152,039	1,732,600
Danone SA	26,988	1,802,013
Dassault Aviation SA(a)	116	121,551
Eiffage SA(a)	7,808	710,876
Electricite de France SA(a)	107,741	1,345,596
Engie SA(a)	272,110	4,238,118
Faurecia SE(a)	6,593	347,226
Ipsen SA	3,055	267,415
Natixis SA(a)	74,346	282,079
Orange SA	147,182	1,735,186
Publicis Groupe SA	20,586	1,069,425
Renault SA(a)	22,888	979,906
Sanofi	133,063	12,471,933
SCOR SE(a)	5,578	170,095
SES SA	18,771	160,546
Societe Generale SA(a)	147,008	2,757,227
Thales SA	5,487	494,495
TOTAL SE	125,835	5,334,641
Vinci SA	21,490	1,999,366

		62,574,030

Germany — 7.2%
Bayer AG, Registered	184,197	11,170,026
Bayerische Motoren Werke AG	37,111	3,156,482
Commerzbank AG(a)	170,857	1,137,506
Continental AG	7,258	1,020,654
Daimler AG, Registered	84,985	6,000,790
Deutsche Bank AG, Registered(a)	206,538	2,099,975
Deutsche Telekom AG, Registered	103,880	1,855,196
Evonik Industries AG	7,384	243,827
Fresenius Medical Care AG & Co. KGaA	21,992	1,784,768
Fresenius SE & Co. KGaA	58,816	2,627,421
HeidelbergCement AG	23,693	1,756,438
Henkel AG & Co. KGaA	5,567	522,131
HOCHTIEF AG	2,479	231,151
LANXESS AG	3,123	235,843
Merck KGaA	9,942	1,663,214
Siemens AG, Registered	30,888	4,801,055
Uniper SE	24,746	868,847
United Internet AG, Registered(b)	5,490	239,112
Volkswagen AG	4,561	966,932

		42,381,368

Hong Kong — 2.9%
Bank of East Asia Ltd. (The)	86,200	186,989
CK Asset Holdings Ltd.	624,500	3,137,058
CK Hutchison Holdings Ltd.	747,000	5,173,417
CK Infrastructure Holdings Ltd.	30,000	159,985
Hongkong Land Holdings Ltd.	81,200	375,956
Jardine Matheson Holdings Ltd.	37,400	2,161,720
Jardine Strategic Holdings Ltd.	38,300	995,417

34	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI Intl Value Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Sino Land Co. Ltd.	740,000	$1,030,714
Sun Hung Kai Properties Ltd.	97,500	1,332,886
Swire Pacific Ltd., Class A	45,000	281,763
WH Group Ltd.(c)	1,634,500	1,328,031
Wharf Real Estate Investment Co. Ltd.(d)	155,058	822,899

		16,986,835

Israel — 0.8%
Bank Hapoalim BM(a)	68,582	489,976
Bank Leumi Le-Israel BM	89,727	561,598
ICL Group Ltd.	43,125	232,524
Isracard Ltd.	1	4
Israel Discount Bank Ltd., Class A	37,638	147,895
Teva Pharmaceutical Industries Ltd., ADR(a)(d)	278,834	3,284,665

		4,716,662

Italy — 2.8%
Atlantia SpA(a)	20,132	320,527
CNH Industrial NV(a)	70,535	904,489
Enel SpA	691,241	6,878,709
Eni SpA	131,934	1,338,714
Intesa Sanpaolo SpA(a)	1,369,842	3,004,252
Mediobanca Banca di Credito Finanziario SpA(a)	49,000	438,380
Telecom Italia SpA/Milano	1,279,588	549,385
UniCredit SpA(a)	320,260	2,940,307

		16,374,763

Japan — 38.3%
Aeon Mall Co. Ltd.	22,200	358,779
AGC Inc.	34,000	1,178,853
Air Water Inc.	12,500	202,135
Aisin Seiki Co. Ltd.	16,600	508,171
Alfresa Holdings Corp.	27,500	547,662
Amada Co. Ltd.	42,600	478,103
Asahi Group Holdings Ltd.	53,600	2,156,390
Asahi Kasei Corp.	126,400	1,405,920
Astellas Pharma Inc.	176,100	2,846,834
Bank of Kyoto Ltd. (The)	4,600	241,215
Bridgestone Corp.	41,300	1,525,846
Brother Industries Ltd.	52,500	1,166,388
Canon Inc.	178,800	3,918,588
Central Japan Railway Co.	21,200	2,996,896
Chiba Bank Ltd. (The)	61,000	331,525
Chubu Electric Power Co. Inc.	139,700	1,709,972
Chugoku Electric Power Co. Inc. (The)	24,300	299,180
Coca-Cola Bottlers Japan Holdings Inc.	13,900	210,435
Concordia Financial Group Ltd.	117,800	426,441
Dai Nippon Printing Co. Ltd.	35,200	605,186
Dai-ichi Life Holdings Inc.	63,300	958,917
Daito Trust Construction Co. Ltd.	12,700	1,321,009
Daiwa House Industry Co. Ltd.	97,200	2,752,275
Daiwa House REIT Investment Corp.	143	384,220
Daiwa Securities Group Inc.	109,700	520,969
Denso Corp.	30,000	1,663,976
Dentsu Group Inc.	10,900	345,131
ENEOS Holdings Inc.	330,500	1,337,531
Fuji Electric Co. Ltd.	15,600	620,603
FUJIFILM Holdings Corp.	72,300	4,134,487
Fujitsu Ltd.	30,100	4,605,779
Fukuoka Financial Group Inc.	23,600	422,205
Hankyu Hanshin Holdings Inc.	21,700	699,532
Hino Motors Ltd.	37,200	320,141

Security	Shares	Value

Japan (continued)
Hirose Electric Co. Ltd.	2,300	$360,504
Hisamitsu Pharmaceutical Co. Inc.	2,700	161,440
Hitachi Construction Machinery Co. Ltd.	11,200	325,211
Hitachi Ltd.	276,300	11,363,941
Honda Motor Co. Ltd.	200,500	5,294,257
Hulic Co. Ltd.	50,000	565,452
Idemitsu Kosan Co. Ltd.	14,500	339,873
Iida Group Holdings Co. Ltd.	16,800	370,195
Inpex Corp.	120,800	698,066
Isuzu Motors Ltd.	59,100	564,497
ITOCHU Corp.	264,400	7,569,979
Japan Post Bank Co. Ltd.	43,800	378,196
Japan Post Holdings Co. Ltd.	214,700	1,705,993
Japan Post Insurance Co. Ltd.	17,800	349,046
Japan Tobacco Inc.	161,500	3,204,702
JFE Holdings Inc.(a)	96,700	839,585
Kajima Corp.	100,500	1,344,864
Kansai Electric Power Co. Inc. (The)	159,400	1,560,581
KDDI Corp.	106,500	3,132,084
Kirin Holdings Co. Ltd.	49,000	1,051,187
Komatsu Ltd.	87,100	2,381,429
Kubota Corp.	43,100	946,434
Kuraray Co. Ltd.	40,100	428,979
Kurita Water Industries Ltd.	4,200	170,295
Kyocera Corp.	56,000	3,583,208
Kyushu Electric Power Co. Inc.	60,400	559,030
Kyushu Railway Co.	15,300	320,775
Lawson Inc.	3,800	184,383
Lixil Corp.	28,200	657,493
Marubeni Corp.	464,100	3,077,746
Mazda Motor Corp.	47,200	335,420
Medipal Holdings Corp.	29,800	609,406
MEIJI Holdings Co. Ltd.	6,600	450,107
MINEBEA MITSUMI Inc.	35,200	779,682
Mitsubishi Chemical Holdings Corp.	188,700	1,287,619
Mitsubishi Corp.	280,800	7,100,798
Mitsubishi Electric Corp.	197,800	3,012,485
Mitsubishi Estate Co. Ltd.	139,200	2,196,460
Mitsubishi Gas Chemical Co. Inc.	22,300	509,069
Mitsubishi Heavy Industries Ltd.	49,800	1,426,051
Mitsubishi UFJ Financial Group Inc.	1,647,100	7,383,199
Mitsubishi UFJ Lease & Finance Co. Ltd.	40,300	197,083
Mitsui & Co. Ltd.	360,700	6,671,718
Mitsui Chemicals Inc.	22,000	629,772
Mizuho Financial Group Inc.	308,870	4,066,835
NEC Corp.	42,400	2,308,420
NGK Insulators Ltd.	33,900	591,902
NGK Spark Plug Co. Ltd.	13,400	248,558
NH Foods Ltd.	10,600	453,584
Nippon Express Co. Ltd.	9,700	658,742
Nippon Steel Corp.(a)	125,400	1,445,702
Nippon Telegraph & Telephone Corp.	110,600	2,765,660
Nippon Yusen KK	26,900	618,190
Nisshin Seifun Group Inc.	11,600	195,226
Nitto Denko Corp.	6,900	624,127
Nomura Holdings Inc.	308,700	1,626,723
Nomura Real Estate Holdings Inc.	9,600	214,016
NSK Ltd.	40,100	362,717
NTT Data Corp.	58,100	833,528
Obayashi Corp.	152,100	1,272,645

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI Intl Value Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Oji Holdings Corp.	132,300	$798,640
ORIX Corp.	147,600	2,361,431
Osaka Gas Co. Ltd.	45,300	836,381
Otsuka Holdings Co. Ltd.	45,100	1,922,119
Panasonic Corp.	123,300	1,591,671
Renesas Electronics Corp.(a)	63,900	732,413
Resona Holdings Inc.	293,400	1,017,281
Ricoh Co. Ltd.	181,400	1,368,795
Rohm Co. Ltd.	13,500	1,368,117
SCSK Corp.	2,100	116,739
Sega Sammy Holdings Inc.	8,000	127,380
Seiko Epson Corp.	54,800	928,033
Sekisui Chemical Co. Ltd.	26,000	467,873
Sekisui House Ltd.	64,700	1,247,713
Seven & i Holdings Co. Ltd.	110,300	4,173,058
Shimamura Co. Ltd.	600	66,479
Shimizu Corp.	113,800	801,095
Shinsei Bank Ltd.	24,500	300,941
Shionogi & Co. Ltd.	18,800	1,019,953
Shizuoka Bank Ltd. (The)	45,900	333,196
SoftBank Group Corp.	74,300	5,754,089
Stanley Electric Co. Ltd.	8,700	271,732
Subaru Corp.	53,500	1,025,082
SUMCO Corp.	39,300	828,080
Sumitomo Chemical Co. Ltd.	211,000	993,581
Sumitomo Corp.	246,800	3,269,608
Sumitomo Dainippon Pharma Co. Ltd.	19,100	309,592
Sumitomo Electric Industries Ltd.	75,300	1,001,531
Sumitomo Metal Mining Co. Ltd.	21,300	924,468
Sumitomo Mitsui Financial Group Inc.	172,500	5,346,602
Sumitomo Mitsui Trust Holdings Inc.	38,400	1,148,754
Sundrug Co. Ltd.	5,100	202,402
Suntory Beverage & Food Ltd.	8,600	300,234
Suzuken Co. Ltd.	9,000	348,154
Suzuki Motor Corp.	21,400	962,331
T&D Holdings Inc.	21,500	249,100
Taiheiyo Cement Corp.	21,700	539,313
Taisei Corp.	35,600	1,151,020
Taisho Pharmaceutical Holdings Co. Ltd.	3,800	247,901
Takeda Pharmaceutical Co. Ltd.	70,600	2,493,708
TDK Corp.	20,300	3,272,974
Teijin Ltd.	22,100	403,814
TIS Inc.	18,500	411,720
Tohoku Electric Power Co. Inc.	79,500	681,136
Tokyo Electric Power Co. Holdings Inc.(a)	523,000	2,003,181
Tokyo Gas Co. Ltd.	15,400	336,772
Toppan Printing Co. Ltd.	57,200	812,967
Toray Industries Inc.	106,700	694,246
Toshiba Corp.	30,200	985,080
Tosoh Corp.	35,100	602,797
Toyo Suisan Kaisha Ltd.	7,200	354,859
Toyoda Gosei Co. Ltd.	5,500	144,835
Toyota Industries Corp.	11,900	935,451
Toyota Motor Corp.	183,400	12,787,812
Toyota Tsusho Corp.	42,700	1,666,073
Yamada Holdings Co. Ltd.	55,800	284,077
Yamaha Motor Co. Ltd.	27,400	601,939
Yamazaki Baking Co. Ltd.	9,300	170,997
Yokogawa Electric Corp.	20,700	445,852

		224,109,335

Security	Shares	Value

Netherlands — 3.9%
ABN AMRO Bank NV, CVA(a)(c)	42,200	$441,424
Aegon NV	320,776	1,325,796
ArcelorMittal SA(a)	151,466	3,320,018
EXOR NV	7,368	549,436
ING Groep NV(a)	439,881	3,941,284
Koninklijke Ahold Delhaize NV	158,230	4,534,791
NN Group NV	45,359	1,890,158
Randstad NV(a)	8,517	532,472
Stellantis NV	206,841	3,148,678
Stellantis NV New(a)	190,705	2,899,338

		22,583,395

Norway — 0.4%
Equinor ASA	33,169	600,520
Mowi ASA	32,404	720,030
Norsk Hydro ASA	132,982	592,693
Yara International ASA	12,535	586,963

		2,500,206

Singapore — 0.5%
Keppel Corp. Ltd.	181,100	683,680
Singapore Telecommunications Ltd.	249,000	442,800
UOL Group Ltd.	30,300	167,128
Venture Corp. Ltd.	32,800	490,356
Wilmar International Ltd.	294,900	1,171,067

		2,955,031

Spain — 2.7%
ACS Actividades de Construccion y Servicios SA	34,998	1,093,591
Banco Bilbao Vizcaya Argentaria SA	766,724	3,508,934
Banco Santander SA(a)	2,104,736	6,175,261
CaixaBank SA(a)	390,892	991,105
Repsol SA	169,916	1,676,632
Telefonica SA(a)	505,326	2,181,874

		15,627,397

Sweden — 0.4%
Boliden AB	24,538	810,024
ICA Gruppen AB	5,728	288,306
Securitas AB, Class B	13,385	207,671
Skanska AB, Class B	15,949	414,685
SKF AB, Class B	14,961	411,984
Telia Co. AB	102,734	452,592

		2,585,262

Switzerland — 4.1%
Adecco Group AG, Registered	6,359	399,153
Credit Suisse Group AG, Registered	248,353	3,281,688
LafargeHolcim Ltd., Registered	35,456	1,923,058
Novartis AG, Registered	191,145	17,303,178
Siemens Energy AG(a)	18,026	669,695
Swiss Life Holding AG, Registered	981	448,706

		24,025,478

United Kingdom — 16.1%
3i Group PLC	64,597	985,952
Anglo American PLC	153,876	5,100,843
Associated British Foods PLC(a)	31,022	901,830
Aviva PLC	474,735	2,185,189
BAE Systems PLC	190,901	1,211,373
Barclays PLC(a)	2,491,915	4,569,602
Barratt Developments PLC(a)	88,999	780,699
Berkeley Group Holdings PLC	7,716	443,850
BP PLC	882,085	3,288,623

36	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI Intl Value Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
British American Tobacco PLC	482,103	$17,593,285
British Land Co. PLC (The)	71,364	439,713
BT Group PLC	1,057,250	1,823,481
Coca-Cola European Partners PLC	15,201	706,391
DCC PLC	4,038	305,861
Evraz PLC	61,067	420,460
GlaxoSmithKline PLC	208,256	3,880,710
Glencore PLC(a)	1,234,836	4,178,148
HSBC Holdings PLC(a)	698,492	3,671,220
Imperial Brands PLC	200,928	4,055,941
Informa PLC(a)	64,512	442,585
J Sainsbury PLC	424,143	1,423,467
Kingfisher PLC(a)	198,566	757,207
Lloyds Banking Group PLC(a)	6,398,073	2,899,325
M&G PLC	238,175	575,302
Melrose Industries PLC(a)	533,415	1,234,238
Natwest Group PLC(a)	496,441	1,006,208
Pearson PLC	47,369	528,573
Persimmon PLC	20,679	724,392
Rio Tinto PLC	102,231	7,846,040
Royal Dutch Shell PLC, Class A	234,390	4,306,545
Royal Dutch Shell PLC, Class B	214,385	3,745,274
Standard Chartered PLC(a)	340,592	2,076,592
Taylor Wimpey PLC(a)	300,133	603,583
Tesco PLC	1,055,913	3,471,252
Vodafone Group PLC	2,351,327	4,030,887
Wm Morrison Supermarkets PLC	411,010	1,012,814
WPP PLC	88,412	929,738

		94,157,193

Total Common Stocks — 98.3% (Cost: $548,050,473)		575,231,813

Preferred Stocks

Germany — 1.3%
Bayerische Motoren Werke AG, Preference Shares, NVS	8,504	557,385
Porsche Automobil Holding SE, Preference Shares, NVS	29,862	2,086,062
Volkswagen AG, Preference Shares, NVS	27,141	5,158,390

		7,801,837

Security	Shares	Value

Italy — 0.1%
Telecom Italia SpA/Milano, Preference Shares, NVS	874,564	$415,441

Total Preferred Stocks — 1.4% (Cost: $7,267,843)		8,217,278

Rights

Spain — 0.0%
ACS Actividades de Construccion y Servicios SA (Expires 02/10/21)(a)	34,998	17,263

Total Rights — 0.0% (Cost: $19,221)		17,263

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(e)(f)(g)	1,156,173	1,156,867
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	150,000	150,000

		1,306,867

Total Short-Term Investments — 0.2% (Cost: $1,306,867)		1,306,867

Total Investments in Securities — 99.9% (Cost: $556,644,404)		584,773,221

Other Assets, Less Liabilities — 0.1%		853,829

Net Assets — 100.0%		$585,627,050

(a)	Non-income producing security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI Intl Value Factor ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$5,544,112	$—		$(4,385,717	)(a)	$(1,344)	$(184)	$1,156,867	1,156,173	$5,883	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	112,000	38,000	(a)	—		—	—	150,000	150,000	75		—

						$(1,344)	$(184)	$1,306,867		$5,958		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	18	03/19/21	$760	$(19,119)
FTSE 100 Index	8	03/19/21	699	(18,611)
TOPIX Index	3	03/11/21	517	(9,306)

				$(47,036)

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$47,036

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended January 31, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$468,395

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$27,440

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$2,619,895

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

38	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI Intl Value Factor ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$575,231,813	$—	$—	$575,231,813
Preferred Stocks	8,217,278	—	—	8,217,278
Rights	17,263	—	—	17,263
Money Market Funds	1,306,867	—	—	1,306,867

	$584,773,221	$—	$—	$584,773,221

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(47,036)	$—	$—	$(47,036)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) January 31, 2021	iShares® MSCI USA Momentum Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 2.6%
FedEx Corp.	653,304	$153,748,564
United Parcel Service Inc., Class B	1,425,343	220,928,165

		374,676,729

Automobiles — 7.4%
Tesla Inc.(a)	1,337,808	1,061,590,782

Beverages — 0.3%
Monster Beverage Corp.(a)	502,622	43,642,668

Biotechnology — 1.7%
Moderna Inc.(a)(b)	928,124	160,713,952
Regeneron Pharmaceuticals Inc.(a)	130,207	65,603,495
Seagen Inc.(a)	138,719	22,787,370

		249,104,817

Building Products — 1.2%
Carrier Global Corp.	2,658,826	102,364,801
Fortune Brands Home & Security Inc.	211,805	18,268,181
Trane Technologies PLC	409,523	58,705,122

		179,338,104

Capital Markets — 1.3%
BlackRock Inc.(c)	168,822	118,388,116
MarketAxess Holdings Inc.	47,037	25,435,728
MSCI Inc.	97,629	38,592,744

		182,416,588

Chemicals — 0.2%
Albemarle Corp.	161,823	26,322,129

Commercial Services & Supplies — 0.1%
Rollins Inc.	472,750	17,028,455

Containers & Packaging — 0.3%
Ball Corp.	468,843	41,267,561

Distributors — 0.2%
Pool Corp.(b)	99,476	35,232,410

Electric Utilities — 1.5%
NextEra Energy Inc.	2,594,022	209,778,559

Electrical Equipment — 0.8%
Generac Holdings Inc.(a)	210,759	51,935,233
Rockwell Automation Inc.	145,500	36,161,115
Sunrun Inc.(a)(b)	396,256	27,448,653

		115,545,001

Entertainment — 2.8%
Activision Blizzard Inc.	880,145	80,093,195
Netflix Inc.(a)	510,615	271,846,320
Roku Inc.(a)	114,769	44,648,584

		396,588,099

Food & Staples Retailing — 1.3%
Costco Wholesale Corp.	540,871	190,619,167

Health Care Equipment & Supplies — 4.7%
Align Technology Inc.(a)(b)	134,582	70,706,691
Danaher Corp.	1,501,269	357,061,819
Hologic Inc.(a)	387,358	30,884,053
IDEXX Laboratories Inc.(a)	152,871	73,176,290
Masimo Corp.(a)	58,430	14,953,406
Novocure Ltd.(a)	146,963	23,655,165
ResMed Inc.	163,080	32,872,036

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Varian Medical Systems Inc.(a)	158,334	$27,798,700
West Pharmaceutical Services Inc.	171,565	51,382,002

		682,490,162

Health Care Technology — 0.8%
Teladoc Health Inc.(a)	181,031	47,761,409
Veeva Systems Inc., Class A(a)	264,851	73,215,410

		120,976,819

Household Durables — 0.1%
Whirlpool Corp.	94,068	17,411,046

Household Products — 0.3%
Clorox Co. (The)	171,757	35,976,221

Insurance — 0.1%
Brown & Brown Inc.	271,544	11,700,831
Erie Indemnity Co., Class A, NVS	39,359	9,568,173

		21,269,004

Interactive Media & Services — 7.2%
Alphabet Inc., Class A(a)	186,534	340,864,770
Alphabet Inc., Class C, NVS(a)	186,732	342,791,402
IAC/InterActiveCorp.(a)	142,940	30,010,253
Match Group Inc.(a)	366,593	51,271,697
Pinterest Inc., Class A(a)	1,553,967	106,462,279
Snap Inc., Class A, NVS(a)(b)	2,054,895	108,786,141
Zillow Group Inc., Class A(a)(b)	134,419	18,646,604
Zillow Group Inc., Class C, NVS(a)(b)	315,585	41,171,219

		1,040,004,365

Internet & Direct Marketing Retail — 6.8%
Amazon.com Inc.(a)	209,583	671,965,015
Chewy Inc., Class A(a)	162,807	16,577,009
Etsy Inc.(a)	244,783	48,733,847
MercadoLibre Inc.(a)(b)	113,514	201,999,298
Wayfair Inc., Class A(a)(b)	130,934	35,655,947

		974,931,116

IT Services — 7.1%
Black Knight Inc.(a)	233,309	19,059,012
EPAM Systems Inc.(a)	106,585	36,711,072
MongoDB Inc.(a)	85,876	31,740,628
Okta Inc.(a)	182,844	47,358,425
PayPal Holdings Inc.(a)	2,377,611	557,098,033
Square Inc., Class A(a)(b)	924,867	199,734,277
Twilio Inc., Class A(a)	341,111	122,605,527

		1,014,306,974

Leisure Products — 0.7%
Peloton Interactive Inc., Class A(a)	657,924	96,142,434

Life Sciences Tools & Services — 4.6%
10X Genomics Inc., Class A(a)	177,149	30,319,051
Agilent Technologies Inc.	503,532	60,509,441
Avantor Inc.(a)	862,976	25,449,162
Bio-Rad Laboratories Inc., Class A(a)	43,661	25,051,372
Mettler-Toledo International Inc.(a)	41,027	47,923,639
PerkinElmer Inc.(b)	219,631	32,301,131
PPD Inc.(a)	184,511	5,933,874
Thermo Fisher Scientific Inc.	860,796	438,747,721

		666,235,391

Machinery — 1.3%
Cummins Inc.	205,988	48,287,707

40	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI USA Momentum Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Deere & Co.	476,241	$137,538,401

		185,826,108

Media — 0.7%
Charter Communications Inc., Class A(a)(b)	163,916	99,588,805

Metals & Mining — 0.9%
Freeport-McMoRan Inc.	2,989,156	80,438,188
Newmont Corp.	864,959	51,551,556

		131,989,744

Multiline Retail — 1.4%
Dollar General Corp.	320,717	62,414,735
Target Corp.	764,134	138,438,157

		200,852,892

Pharmaceuticals — 1.2%
Catalent Inc.(a)	254,214	29,247,321
Horizon Therapeutics PLC(a)	664,890	48,191,227
Zoetis Inc.	583,773	90,046,985

		167,485,533

Professional Services — 0.6%
CoStar Group Inc.(a)	56,609	50,931,683
IHS Markit Ltd.	402,086	35,013,649

		85,945,332

Road & Rail — 0.2%
Old Dominion Freight Line Inc.	152,980	29,678,120

Semiconductors & Semiconductor Equipment — 9.9%
Advanced Micro Devices Inc.(a)(b)	1,934,643	165,682,827
Enphase Energy Inc.(a)	349,255	63,686,649
Marvell Technology Group Ltd.(b)	968,788	49,853,830
Monolithic Power Systems Inc.	101,209	35,958,546
NVIDIA Corp.	1,211,961	629,722,816
NXP Semiconductors NV	389,085	62,436,470
Qorvo Inc.(a)	155,075	26,499,216
QUALCOMM Inc.	1,870,435	292,311,582
Skyworks Solutions Inc.	249,910	42,297,267
SolarEdge Technologies Inc.(a)	130,317	37,574,301
Teradyne Inc.	214,921	24,389,235

		1,430,412,739

Software — 19.5%
Adobe Inc.(a)	858,237	393,733,389
ANSYS Inc.(a)	104,224	36,933,859
Autodesk Inc.(a)	302,524	83,929,233
Avalara Inc.(a)	195,716	29,357,400
Cadence Design Systems Inc.(a)	523,495	68,258,513
Ceridian HCM Holding Inc.(a)	247,707	23,014,457
Cloudflare Inc., Class A(a)(b)	517,552	39,675,536
Coupa Software Inc.(a)(b)	111,640	34,593,887
Crowdstrike Holdings Inc., Class A(a)	439,193	94,777,849
Datadog Inc., Class A(a)	509,783	52,380,203
DocuSign Inc.(a)	585,816	136,430,688
Dynatrace Inc.(a)	253,522	10,523,698
HubSpot Inc.(a)	85,628	31,870,742
Microsoft Corp.	3,084,176	715,405,465

Security	Shares	Value

Software (continued)
Paycom Software Inc.(a)	70,373	$26,723,443
salesforce.com Inc.(a)	1,448,089	326,630,955
ServiceNow Inc.(a)	404,405	219,656,620
Splunk Inc.(a)	219,438	36,213,853
Synopsys Inc.(a)	278,709	71,196,214
Trade Desk Inc. (The), Class A(a)	83,040	63,607,810
Tyler Technologies Inc.(a)	61,071	25,820,208
Zendesk Inc.(a)	186,480	26,897,875
Zoom Video Communications Inc., Class A(a)	581,310	216,288,012
Zscaler Inc.(a)	240,910	48,109,727

		2,812,029,636

Specialty Retail — 2.0%
Best Buy Co. Inc.	368,353	40,084,173
Carvana Co.(a)(b)	121,326	31,689,138
Lowe’s Companies Inc.	1,147,134	191,399,308
Tractor Supply Co.	166,190	23,555,771

		286,728,390

Technology Hardware, Storage & Peripherals — 5.1%
Apple Inc.	5,515,704	727,852,300

Textiles, Apparel & Luxury Goods — 2.2%
Lululemon Athletica Inc.(a)(b)	195,523	64,264,500
Nike Inc., Class B	1,926,440	257,353,119

		321,617,619

Wireless Telecommunication Services — 0.7%
T-Mobile U.S. Inc.(a)	773,704	97,548,600

Total Common Stocks — 99.8% (Cost: $11,130,751,971)		14,370,450,419

Short-Term Investments

Money Market Funds — 2.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(c)(d)(e)	380,606,413	380,834,776
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	19,230,000	19,230,000

		400,064,776

Total Short-Term Investments — 2.8% (Cost: $400,010,347)		400,064,776

Total Investments in Securities — 102.6% (Cost: $11,530,762,318)		14,770,515,195

Other Assets, Less Liabilities — (2.6)%		(380,115,912)

Net Assets — 100.0%		$14,390,399,283

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI USA Momentum Factor ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$154,042,048	$226,897,483	(a)	$—	$(27,661)	$(77,094)	$380,834,776	380,606,413	$315,604	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,679,000	8,551,000	(a)	—	—	—	19,230,000	19,230,000	7,500		—
BlackRock Inc.	76,752,910	38,267,149		(14,374,874)	4,838,771	12,904,160	118,388,116	168,822	1,076,324		—

					$4,811,110	$12,827,066	$518,452,892		$1,399,428		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	90	03/19/21	$16,673	$198,537

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$198,537

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended January 31, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$1,856,759

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(511,318)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$14,914,967

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

42	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI USA Momentum Factor ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$14,370,450,419	$—	$—	$14,370,450,419
Money Market Funds	400,064,776	—	—	400,064,776

	$14,770,515,195	$—	$—	$14,770,515,195

Derivative financial instruments(a)
Assets
Futures Contracts	$198,537	$—	$—	$198,537

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) January 31, 2021	iShares® MSCI USA Quality Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.1%
Huntington Ingalls Industries Inc.	106,806	$16,803,788

Air Freight & Logistics — 0.4%
CH Robinson Worldwide Inc.	351,464	30,071,260
Expeditors International of Washington Inc.	552,285	49,440,553

		79,511,813

Banks — 0.5%
SVB Financial Group(a)	219,044	95,893,082

Beverages — 4.1%
Brown-Forman Corp., Class B, NVS	998,934	71,593,600
Coca-Cola Co. (The)	12,385,621	596,367,651
Monster Beverage Corp.(a)	1,301,979	113,050,837

		781,012,088

Biotechnology — 4.0%
AbbVie Inc.	4,115,455	421,751,828
Amgen Inc.	762,811	184,165,460
Biogen Inc.(a)	272,585	77,035,247
Regeneron Pharmaceuticals Inc.(a)	145,149	73,131,872

		756,084,407

Building Products — 0.8%
A O Smith Corp.	360,934	19,598,716
Allegion PLC	292,294	31,278,381
Carrier Global Corp.	2,724,454	104,891,479

		155,768,576

Capital Markets — 5.5%
Ameriprise Financial Inc.	639,285	126,495,323
BlackRock Inc.(b)	700,607	491,307,665
FactSet Research Systems Inc.	214,764	64,931,748
MarketAxess Holdings Inc.	227,645	123,101,310
SEI Investments Co.	708,796	37,459,868
T Rowe Price Group Inc.	1,333,966	208,739,000

		1,052,034,914

Chemicals — 2.2%
Air Products & Chemicals Inc.	450,573	120,194,854
Ecolab Inc.	540,460	110,529,475
LyondellBasell Industries NV, Class A	444,915	38,155,910
PPG Industries Inc.	390,620	52,620,420
Sherwin-Williams Co. (The)	154,219	106,688,704

		428,189,363

Commercial Services & Supplies — 0.5%
Copart Inc.(a)	687,132	75,412,737
Rollins Inc.	597,773	21,531,783

		96,944,520

Communications Equipment — 1.6%
Arista Networks Inc.(a)	78,606	24,176,061
Cisco Systems Inc.	6,522,350	290,766,363

		314,942,424

Containers & Packaging — 0.3%
Avery Dennison Corp.	182,611	27,550,522
Packaging Corp. of America	175,507	23,598,671

		51,149,193

Distributors — 0.4%
Pool Corp.(c)	214,073	75,820,375

Diversified Telecommunication Services — 1.2%
Verizon Communications Inc.	4,067,228	222,680,733

Security	Shares	Value

Electric Utilities — 1.0%
OGE Energy Corp.	6,153,332	$187,799,693

Energy Equipment & Services — 0.1%
Baker Hughes Co.	1,342,646	26,973,758

Entertainment — 2.4%
Activision Blizzard Inc.	891,266	81,105,206
Electronic Arts Inc.	384,769	55,098,921
Take-Two Interactive Software Inc.(a)	142,016	28,467,107
Walt Disney Co. (The)(a)	1,806,741	303,839,634

		468,510,868

Equity Real Estate Investment Trusts (REITs) — 2.3%
AvalonBay Communities Inc.	318,774	52,173,741
Duke Realty Corp.	883,461	34,949,717
Prologis Inc.	1,704,109	175,864,049
Public Storage	583,120	132,729,774
Realty Income Corp.	747,464	44,145,224

		439,862,505

Food Products — 0.4%
Hershey Co. (The)	501,249	72,901,655

Gas Utilities — 1.7%
Atmos Energy Corp.	3,591,176	319,614,664

Health Care Equipment & Supplies — 1.2%
Edwards Lifesciences Corp.(a)	851,092	70,283,177
Intuitive Surgical Inc.(a)	118,402	88,522,071
ResMed Inc.	172,180	34,706,323
Varian Medical Systems Inc.(a)	102,570	18,008,215
West Pharmaceutical Services Inc.	84,996	25,455,452

		236,975,238

Health Care Providers & Services — 2.0%
Henry Schein Inc.(a)	153,334	10,097,044
UnitedHealth Group Inc.	1,105,387	368,734,995

		378,832,039

Health Care Technology — 0.2%
Veeva Systems Inc., Class A(a)	150,367	41,567,453

Household Durables — 1.5%
DR Horton Inc.	1,326,656	101,887,181
Garmin Ltd.	605,874	69,590,688
NVR Inc.(a)	16,359	72,739,966
PulteGroup Inc.	951,912	41,408,172

		285,626,007

Household Products — 1.5%
Kimberly-Clark Corp.	2,136,879	282,281,716

Industrial Conglomerates — 3.6%
3M Co.	1,667,823	292,969,788
Honeywell International Inc.	1,975,724	385,997,198

		678,966,986

Insurance — 3.9%
Aflac Inc.	3,033,078	137,034,464
Aon PLC, Class A	1,170,000	237,627,000
Erie Indemnity Co., Class A, NVS	140,596	34,178,888
Fidelity National Financial Inc.	1,156,291	41,973,363
Globe Life Inc.	446,472	40,356,604
Progressive Corp. (The)	3,004,880	261,995,487

		753,165,806

44	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI USA Quality Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services — 5.8%
Alphabet Inc., Class A(a)	159,981	$292,342,880
Alphabet Inc., Class C, NVS(a)	159,871	293,481,589
Facebook Inc., Class A(a)	2,050,499	529,705,407

		1,115,529,876

Internet & Direct Marketing Retail — 2.5%
Booking Holdings Inc.(a)	244,544	475,474,236

IT Services — 8.1%
Accenture PLC, Class A	1,037,091	250,893,055
Automatic Data Processing Inc.	805,971	133,081,931
Jack Henry & Associates Inc.	111,347	16,121,932
Mastercard Inc., Class A(c)	1,788,462	565,672,646
Paychex Inc.	569,536	49,731,884
Visa Inc., Class A	2,781,815	537,585,749

		1,553,087,197

Life Sciences Tools & Services — 0.7%
Agilent Technologies Inc.	325,594	39,126,631
Illumina Inc.(a)	151,143	64,453,421
Mettler-Toledo International Inc.(a)	30,514	35,643,403

		139,223,455

Machinery — 1.7%
Cummins Inc.	438,278	102,741,129
Illinois Tool Works Inc.	1,144,677	222,307,720

		325,048,849

Media — 1.6%
Comcast Corp., Class A	4,619,846	229,005,766
Fox Corp., Class A, NVS	374,701	11,683,177
Fox Corp., Class B(a)	188,126	5,623,086
Interpublic Group of Companies Inc. (The)	406,716	9,789,654
Omnicom Group Inc.	246,935	15,403,806
ViacomCBS Inc., Class B, NVS	603,030	29,246,955

		300,752,444

Multiline Retail — 1.8%
Target Corp.	1,861,118	337,178,748

Oil, Gas & Consumable Fuels — 2.2%
Cheniere Energy Inc.(a)(c)	907,848	57,494,014
Exxon Mobil Corp.	7,212,676	323,416,392
Valero Energy Corp.	747,909	42,204,505

		423,114,911

Pharmaceuticals — 5.8%
Johnson & Johnson	3,209,374	523,545,181
Merck & Co. Inc.	3,416,922	263,342,178
Pfizer Inc.	6,578,637	236,173,068
Zoetis Inc.	511,872	78,956,256

		1,102,016,683

Professional Services — 0.1%
Robert Half International Inc.	383,737	25,902,248

Real Estate Management & Development — 0.3%
CBRE Group Inc., Class A(a)	1,046,821	63,835,145

Road & Rail — 0.3%
Old Dominion Freight Line Inc.	257,316	49,919,304

Semiconductors & Semiconductor Equipment — 5.9%
Applied Materials Inc.	1,250,803	120,927,634
Intel Corp.	6,441,477	357,566,388
KLA Corp.	273,974	76,731,898
Lam Research Corp.	218,428	105,708,231

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Maxim Integrated Products Inc.	438,732	$38,481,184
Skyworks Solutions Inc.	231,453	39,173,420
Teradyne Inc.	272,344	30,905,597
Texas Instruments Inc.	1,870,588	309,937,726
Xilinx Inc.	353,725	46,185,873

		1,125,617,951

Software — 8.7%
Adobe Inc.(a)	737,470	338,329,112
Autodesk Inc.(a)	348,240	96,612,223
Cadence Design Systems Inc.(a)(c)	387,959	50,585,974
Fair Isaac Corp.(a)(c)	46,719	21,028,689
Fortinet Inc.(a)	267,634	38,740,021
Intuit Inc.	416,609	150,491,669
Microsoft Corp.	3,611,435	837,708,463
Paycom Software Inc.(a)	77,286	29,348,586
Zoom Video Communications Inc., Class A(a)	257,047	95,639,477

		1,658,484,214

Specialty Retail — 1.7%
Best Buy Co. Inc.	1,229,573	133,802,134
Ross Stores Inc.	1,186,808	132,079,862
Tractor Supply Co.	462,125	65,501,598

		331,383,594

Technology Hardware, Storage & Peripherals — 4.5%
Apple Inc.	6,458,489	852,262,208

Textiles, Apparel & Luxury Goods — 4.0%
Lululemon Athletica Inc.(a)	541,503	177,981,206
Nike Inc., Class B	4,402,940	588,188,755

		766,169,961

Trading Companies & Distributors — 0.7%
Fastenal Co.	1,934,960	88,214,826
WW Grainger Inc.	145,648	53,072,675

		141,287,501

Total Common Stocks — 99.8% (Cost: $16,551,385,696)		19,086,202,189

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(b)(d)(e)	14,977,397	14,986,384
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(d)	57,880,000	57,880,000

		72,866,384

Total Short-Term Investments — 0.4% (Cost: $72,865,733)		72,866,384

Total Investments in Securities — 100.2% (Cost: $16,624,251,429)		19,159,068,573

Other Assets, Less Liabilities — (0.2)%		(38,058,666)

Net Assets — 100.0%		$19,121,009,907

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI USA Quality Factor ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$101,079,408	$—		$(86,075,334	)(a)	$136,167	$(153,857)	$14,986,384	14,977,397	$64,229	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	55,970,000	1,910,000	(a)	—		—	—	57,880,000	57,880,000	20,825		—
BlackRock Inc.	389,471,523	102,320,997		(87,886,108)		33,623,016	53,778,237	491,307,665	700,607	5,306,432		—

						$33,759,183	$53,624,380	$564,174,049		$5,391,486		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	166	03/19/21	$30,753	$338,616

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$338,616

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended January 31, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$7,116,643

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(3,139,260)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$40,441,488

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

46	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI USA Quality Factor ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$19,086,202,189	$—	$—	$19,086,202,189
Money Market Funds	72,866,384	—	—	72,866,384

	$19,159,068,573	$—	$—	$19,159,068,573

Derivative financial instruments(a)
Assets
Futures Contracts	$338,616	$—	$—	$338,616

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) January 31, 2021	iShares® MSCI USA Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.7%
Boeing Co. (The)	6,305	$1,224,368
General Dynamics Corp.	8,697	1,275,676
HEICO Corp.	4,144	487,915
HEICO Corp., Class A	6,980	742,044
Howmet Aerospace Inc.	60,929	1,497,635
Huntington Ingalls Industries Inc.	8,856	1,393,314
L3Harris Technologies Inc.	6,777	1,162,323
Lockheed Martin Corp.	3,409	1,097,084
Northrop Grumman Corp.	4,245	1,216,659
Raytheon Technologies Corp.	18,558	1,238,375
Teledyne Technologies Inc.(a)	3,557	1,269,885
Textron Inc.	30,775	1,392,877
TransDigm Group Inc.(a)	2,314	1,280,290

		15,278,445

Air Freight & Logistics — 0.7%
CH Robinson Worldwide Inc.	15,147	1,295,977
Expeditors International of Washington Inc.	15,482	1,385,949
FedEx Corp.	4,597	1,081,858
United Parcel Service Inc., Class B	7,559	1,171,645
XPO Logistics Inc.(a)	13,500	1,490,535

		6,425,964

Airlines — 0.3%
Delta Air Lines Inc.	36,048	1,368,382
Southwest Airlines Co.	29,732	1,306,424

		2,674,806

Auto Components — 0.7%
Aptiv PLC	11,724	1,566,327
Autoliv Inc.	16,040	1,422,908
BorgWarner Inc.	36,975	1,552,580
Lear Corp.	10,149	1,530,063

		6,071,878

Automobiles — 0.6%
Ford Motor Co.	151,941	1,599,939
General Motors Co.	30,666	1,554,153
Tesla Inc.(a)(b)	2,506	1,988,586

		5,142,678

Banks — 2.5%
Bank of America Corp.	46,299	1,372,765
Citigroup Inc.	25,128	1,457,173
Citizens Financial Group Inc.	42,852	1,561,527
Fifth Third Bancorp	53,558	1,549,433
First Republic Bank/CA	10,279	1,490,352
Huntington Bancshares Inc./OH	118,111	1,562,018
JPMorgan Chase & Co.	10,662	1,371,880
KeyCorp.	89,512	1,509,172
M&T Bank Corp.	11,399	1,510,026
PNC Financial Services Group Inc. (The)	10,226	1,467,636
Regions Financial Corp.	90,115	1,532,856
SVB Financial Group(a)	3,986	1,744,991
Truist Financial Corp.	27,719	1,329,958
U.S. Bancorp.	30,178	1,293,127
Wells Fargo & Co.	51,239	1,531,021

		22,283,935

Beverages — 1.1%
Brown-Forman Corp., Class B, NVS	16,965	1,215,882
Coca-Cola Co. (The)	23,719	1,142,070
Constellation Brands Inc., Class A	6,586	1,389,185

Security	Shares	Value

Beverages (continued)
Keurig Dr Pepper Inc.	45,289	$1,440,190
Molson Coors Beverage Co., Class B	32,631	1,636,771
Monster Beverage Corp.(a)	15,834	1,374,866
PepsiCo Inc.	8,761	1,196,490

		9,395,454

Biotechnology — 2.8%
AbbVie Inc.	12,782	1,309,899
Alexion Pharmaceuticals Inc.(a)	10,992	1,685,403
Alnylam Pharmaceuticals Inc.(a)(b)	11,104	1,670,930
Amgen Inc.	5,594	1,350,559
Biogen Inc.(a)	5,533	1,563,681
BioMarin Pharmaceutical Inc.(a)	18,799	1,556,181
Exact Sciences Corp.(a)	12,260	1,681,582
Gilead Sciences Inc.	21,404	1,404,102
Incyte Corp.(a)(b)	16,703	1,499,094
Ionis Pharmaceuticals Inc.(a)	28,288	1,699,260
Moderna Inc.(a)	15,084	2,611,946
Neurocrine Biosciences Inc.(a)	16,426	1,802,754
Regeneron Pharmaceuticals Inc.(a)	2,527	1,273,204
Sarepta Therapeutics Inc.(a)	10,649	952,021
Seagen Inc.(a)	7,798	1,280,978
Vertex Pharmaceuticals Inc.(a)	6,105	1,398,533

		24,740,127

Building Products — 1.4%
A O Smith Corp.	25,136	1,364,885
Allegion PLC	12,346	1,321,145
Carrier Global Corp.	34,217	1,317,355
Fortune Brands Home & Security Inc.	16,945	1,461,506
Johnson Controls International PLC	29,207	1,455,093
Lennox International Inc.	4,742	1,306,374
Masco Corp.	25,414	1,380,234
Owens Corning	19,720	1,530,272
Trane Technologies PLC	9,329	1,337,312

		12,474,176

Capital Markets — 4.5%
Ameriprise Financial Inc.	7,437	1,471,559
Apollo Global Management Inc.	31,263	1,436,222
Bank of New York Mellon Corp. (The)	34,607	1,378,397
BlackRock Inc.(c)	1,924	1,349,224
Blackstone Group Inc. (The), Class A	23,214	1,559,749
Carlyle Group Inc. (The)	50,584	1,632,346
Cboe Global Markets Inc.	15,980	1,465,845
Charles Schwab Corp. (The)	27,185	1,401,115
CME Group Inc.	7,945	1,443,924
FactSet Research Systems Inc.	4,413	1,334,227
Franklin Resources Inc.	66,162	1,739,399
Goldman Sachs Group Inc. (The)	5,813	1,576,311
Intercontinental Exchange Inc.	13,318	1,469,641
Invesco Ltd.	89,474	1,842,270
KKR & Co. Inc.	36,100	1,406,095
MarketAxess Holdings Inc.	2,681	1,449,778
Moody’s Corp.	4,859	1,293,757
Morgan Stanley	21,914	1,469,334
MSCI Inc.	3,368	1,331,370
Nasdaq Inc.	11,210	1,516,377
Northern Trust Corp.	14,800	1,320,012
Raymond James Financial Inc.	15,785	1,577,395
S&P Global Inc.	3,862	1,224,254
SEI Investments Co.	26,047	1,376,584

48	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI USA Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
State Street Corp.	19,655	$1,375,850
T Rowe Price Group Inc.	9,652	1,510,345
Tradeweb Markets Inc., Class A	24,132	1,466,984

		39,418,364

Chemicals — 2.9%
Air Products & Chemicals Inc.	4,899	1,306,857
Albemarle Corp.	11,061	1,799,182
Axalta Coating Systems Ltd.(a)	51,068	1,378,325
Celanese Corp.	10,440	1,275,246
CF Industries Holdings Inc.	44,324	1,834,127
Corteva Inc.	37,091	1,478,447
Dow Inc.	24,182	1,255,046
DuPont de Nemours Inc.(b)	21,404	1,700,548
Eastman Chemical Co.	14,496	1,425,682
Ecolab Inc.	6,288	1,285,959
FMC Corp.	12,109	1,311,284
International Flavors & Fragrances Inc.(b)	12,540	1,409,245
Linde PLC	5,098	1,251,049
LyondellBasell Industries NV, Class A	16,536	1,418,128
Mosaic Co. (The)	74,823	1,942,405
PPG Industries Inc.	9,461	1,274,491
RPM International Inc.	15,694	1,294,284
Sherwin-Williams Co. (The)	1,823	1,261,152

		25,901,457

Commercial Services & Supplies — 0.8%
Cintas Corp.	3,717	1,182,452
Copart Inc.(a)	11,743	1,288,794
Republic Services Inc.	13,493	1,221,386
Rollins Inc.	35,921	1,293,875
Waste Connections Inc.	12,839	1,264,770
Waste Management Inc.	11,003	1,224,854

		7,476,131

Communications Equipment — 0.9%
Arista Networks Inc.(a)	5,047	1,552,255
Cisco Systems Inc.	30,588	1,363,613
F5 Networks Inc.(a)	9,098	1,782,753
Juniper Networks Inc.	65,586	1,601,610
Motorola Solutions Inc.	8,108	1,358,496

		7,658,727

Construction & Engineering — 0.2%
Jacobs Engineering Group Inc.	13,333	1,346,100

Construction Materials — 0.3%
Martin Marietta Materials Inc.	5,156	1,481,886
Vulcan Materials Co.	9,828	1,465,748

		2,947,634

Consumer Finance — 0.9%
Ally Financial Inc.	46,749	1,768,982
American Express Co.	11,322	1,316,296
Capital One Financial Corp.	15,654	1,632,086
Discover Financial Services	17,919	1,496,953
Synchrony Financial	45,850	1,542,853

		7,757,170

Containers & Packaging — 1.2%
Amcor PLC	116,880	1,278,667
Avery Dennison Corp.	9,526	1,437,188
Ball Corp.	13,935	1,226,559
Crown Holdings Inc.(a)	14,676	1,323,041
International Paper Co.	27,861	1,401,687

Security	Shares	Value

Containers & Packaging (continued)
Packaging Corp. of America	10,612	$1,426,889
Sealed Air Corp.	32,522	1,374,705
Westrock Co.	32,125	1,330,939

		10,799,675

Distributors — 0.5%
Genuine Parts Co.	14,183	1,331,500
LKQ Corp.(a)	39,470	1,385,002
Pool Corp.	4,358	1,543,517

		4,260,019

Diversified Financial Services — 0.5%
Berkshire Hathaway Inc., Class B(a)	5,221	1,189,709
Equitable Holdings Inc.	57,172	1,416,722
Voya Financial Inc.	25,319	1,404,192

		4,010,623

Diversified Telecommunication Services — 0.6%
AT&T Inc.	43,919	1,257,401
Liberty Global PLC, Class A(a)	19,024	459,240
Liberty Global PLC, Class C, NVS(a)	43,933	1,061,421
Lumen Technologies Inc.	147,824	1,830,061
Verizon Communications Inc.	20,671	1,131,737

		5,739,860

Electric Utilities — 2.6%
Alliant Energy Corp.	26,381	1,283,436
American Electric Power Co. Inc.	15,901	1,286,550
Duke Energy Corp.	14,250	1,339,500
Edison International	21,184	1,232,061
Entergy Corp.	12,464	1,188,193
Evergy Inc.	25,504	1,370,330
Eversource Energy	15,053	1,317,137
Exelon Corp.	31,348	1,302,823
FirstEnergy Corp.	48,846	1,502,503
NextEra Energy Inc.	16,751	1,354,653
NRG Energy Inc.	45,631	1,889,580
OGE Energy Corp.	43,193	1,318,250
PG&E Corp.(a)	108,488	1,240,018
Pinnacle West Capital Corp.	16,795	1,263,824
PPL Corp.	46,949	1,299,079
Southern Co. (The)	21,271	1,253,287
Xcel Energy Inc.	19,016	1,216,834

		22,658,058

Electrical Equipment — 1.2%
AMETEK Inc.	11,395	1,290,598
Eaton Corp. PLC	11,387	1,340,250
Emerson Electric Co.	17,304	1,373,072
Generac Holdings Inc.(a)	6,619	1,631,054
Rockwell Automation Inc.	5,519	1,371,637
Sensata Technologies Holding PLC(a)	29,802	1,624,209
Sunrun Inc.(a)	24,801	1,717,965

		10,348,785

Electronic Equipment, Instruments & Components — 1.7%
Amphenol Corp., Class A	10,657	1,330,846
Arrow Electronics Inc.(a)	16,427	1,603,768
CDW Corp./DE	10,147	1,335,954
Cognex Corp.	19,939	1,637,590
Corning Inc.	37,633	1,349,896
IPG Photonics Corp.(a)	7,125	1,591,939
Keysight Technologies Inc.(a)	11,878	1,681,806
TE Connectivity Ltd.	12,205	1,469,482

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI USA Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Trimble Inc.(a)	24,496	$1,614,531
Zebra Technologies Corp., Class A(a)	4,079	1,581,959

		15,197,771

Energy Equipment & Services — 0.5%
Baker Hughes Co.	75,336	1,513,500
Halliburton Co.	90,631	1,597,825
Schlumberger Ltd.	67,801	1,505,860

		4,617,185

Entertainment — 1.5%
Activision Blizzard Inc.	17,437	1,586,767
Electronic Arts Inc.	11,553	1,654,390
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a).	33,715	1,356,354
Live Nation Entertainment Inc.(a)	20,818	1,383,356
Netflix Inc.(a)	2,595	1,381,552
Roku Inc.(a)	5,840	2,271,935
Take-Two Interactive Software Inc.(a)	8,535	1,710,841
Walt Disney Co. (The)(a)	8,634	1,451,980

		12,797,175

Equity Real Estate Investment Trusts (REITs) — 5.6%
Alexandria Real Estate Equities Inc.	8,422	1,407,400
American Tower Corp.	5,415	1,231,154
AvalonBay Communities Inc.	8,059	1,319,017
Boston Properties Inc.	14,451	1,318,943
Camden Property Trust	14,516	1,482,809
Crown Castle International Corp.	7,659	1,219,772
Digital Realty Trust Inc.	9,362	1,347,660
Duke Realty Corp.	36,019	1,424,912
Equinix Inc.	1,785	1,320,829
Equity LifeStyle Properties Inc.	23,243	1,414,104
Equity Residential	22,828	1,407,118
Essex Property Trust Inc.	5,470	1,310,667
Extra Space Storage Inc.	12,316	1,401,438
Healthpeak Properties Inc.	45,842	1,359,215
Host Hotels & Resorts Inc.	99,953	1,354,363
Invitation Homes Inc.	48,930	1,442,456
Iron Mountain Inc.	55,296	1,861,816
Medical Properties Trust Inc.	74,630	1,575,439
Mid-America Apartment Communities Inc.	11,083	1,471,268
Omega Healthcare Investors Inc.	42,338	1,533,482
Prologis Inc.	12,843	1,325,398
Public Storage	5,806	1,321,562
Realty Income Corp.	22,464	1,326,724
Regency Centers Corp.	30,445	1,436,395
SBA Communications Corp.	4,519	1,214,120
Simon Property Group Inc.	17,788	1,653,039
Sun Communities Inc.	9,986	1,429,296
UDR Inc.	36,333	1,397,004
Ventas Inc.	28,693	1,321,887
VEREIT Inc.	40,079	1,411,983
VICI Properties Inc.	54,262	1,371,743
Vornado Realty Trust	35,910	1,427,782
Welltower Inc.	21,328	1,292,477
Weyerhaeuser Co.	47,512	1,481,899
WP Carey Inc.	19,997	1,327,801

		48,942,972

Food & Staples Retailing — 0.8%
Costco Wholesale Corp.	3,293	1,160,552
Kroger Co. (The)	42,687	1,472,701
Sysco Corp.	18,711	1,338,024

Security	Shares	Value

Food & Staples Retailing (continued)
Walgreens Boots Alliance Inc.	35,090	$1,763,272
Walmart Inc.	8,179	1,149,068

		6,883,617

Food Products — 2.2%
Archer-Daniels-Midland Co.	27,451	1,372,825
Bunge Ltd.	24,414	1,597,652
Campbell Soup Co.	28,493	1,370,798
Conagra Brands Inc.	39,119	1,353,517
General Mills Inc.	21,942	1,274,830
Hershey Co. (The)	8,965	1,303,870
Hormel Foods Corp.	27,223	1,275,670
JM Smucker Co. (The)	12,095	1,407,979
Kellogg Co.	21,112	1,244,341
Kraft Heinz Co. (The)	42,458	1,422,768
Lamb Weston Holdings Inc.	19,304	1,442,009
McCormick & Co. Inc./MD, NVS	14,998	1,342,921
Mondelez International Inc., Class A	22,537	1,249,451
Tyson Foods Inc., Class A	21,625	1,390,704

		19,049,335

Gas Utilities — 0.3%
Atmos Energy Corp.	14,611	1,300,379
UGI Corp.	40,396	1,453,852

		2,754,231

Health Care Equipment & Supplies — 4.1%
Abbott Laboratories	11,423	1,411,768
ABIOMED Inc.(a)	5,283	1,839,805
Align Technology Inc.(a)	3,013	1,582,970
Baxter International Inc.	16,622	1,277,068
Becton Dickinson and Co.	5,601	1,466,286
Boston Scientific Corp.(a)	38,784	1,374,505
Cooper Companies Inc. (The)	4,202	1,529,696
Danaher Corp.	5,637	1,340,704
DENTSPLY SIRONA Inc.	28,831	1,542,170
DexCom Inc.(a)	4,086	1,531,637
Edwards Lifesciences Corp.(a)	15,517	1,281,394
Hologic Inc.(a)	19,666	1,567,970
IDEXX Laboratories Inc.(a)	3,004	1,437,955
Insulet Corp.(a)(b)	5,349	1,429,146
Intuitive Surgical Inc.(a)	1,767	1,321,080
Masimo Corp.(a)	5,699	1,458,488
Medtronic PLC	11,619	1,293,543
Novocure Ltd.(a)(b)	11,574	1,862,951
ResMed Inc.	6,405	1,291,056
STERIS PLC	7,228	1,352,431
Stryker Corp.	5,595	1,236,551
Teleflex Inc.	3,741	1,412,714
Varian Medical Systems Inc.(a)	8,025	1,408,949
West Pharmaceutical Services Inc.	4,877	1,460,613
Zimmer Biomet Holdings Inc.	9,146	1,405,466

		36,116,916

Health Care Providers & Services — 2.5%
AmerisourceBergen Corp.	13,315	1,387,423
Anthem Inc.	4,033	1,197,720
Cardinal Health Inc.	26,130	1,403,965
Centene Corp.(a)	20,304	1,224,331
Cigna Corp.	6,167	1,338,547
CVS Health Corp.	19,599	1,404,268
DaVita Inc.(a)(b)	12,894	1,513,369
HCA Healthcare Inc.	8,746	1,421,050

50	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI USA Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Henry Schein Inc.(a)	22,089	$1,454,561
Humana Inc.	3,141	1,203,349
Laboratory Corp. of America Holdings(a)	6,915	1,582,913
McKesson Corp.	7,689	1,341,500
Molina Healthcare Inc.(a)	6,538	1,396,582
Quest Diagnostics Inc.	11,299	1,459,266
UnitedHealth Group Inc.	3,573	1,191,881
Universal Health Services Inc., Class B	10,638	1,326,346

		21,847,071

Health Care Technology — 0.6%
Cerner Corp.	18,711	1,498,938
Teladoc Health Inc.(a)	7,502	1,979,253
Veeva Systems Inc., Class A(a)	5,044	1,394,363

		4,872,554

Hotels, Restaurants & Leisure — 2.5%
Aramark	41,870	1,435,722
Carnival Corp.	79,648	1,487,028
Chipotle Mexican Grill Inc.(a)	1,038	1,536,240
Darden Restaurants Inc.	12,712	1,485,906
Domino’s Pizza Inc.	3,630	1,345,859
DraftKings Inc., Class A(a)(b)	28,956	1,566,809
Hilton Worldwide Holdings Inc.	13,125	1,330,744
Las Vegas Sands Corp.	23,241	1,117,660
Marriott International Inc./MD, Class A	11,092	1,290,110
McDonald’s Corp.	5,878	1,221,683
MGM Resorts International	52,132	1,488,890
Royal Caribbean Cruises Ltd.	18,744	1,218,360
Starbucks Corp.	13,090	1,267,243
Vail Resorts Inc.	5,209	1,385,386
Wynn Resorts Ltd.	14,781	1,471,153
Yum! Brands Inc.	13,007	1,320,080

		21,968,873

Household Durables — 1.3%
DR Horton Inc.	18,276	1,403,597
Garmin Ltd.	11,991	1,377,286
Lennar Corp., Class A	17,914	1,489,549
Mohawk Industries Inc.(a)	11,116	1,596,258
Newell Brands Inc.	70,493	1,693,242
NVR Inc.(a)	324	1,440,659
PulteGroup Inc.	32,136	1,397,916
Whirlpool Corp.	7,245	1,340,977

		11,739,484

Household Products — 0.7%
Church & Dwight Co. Inc.	15,987	1,349,782
Clorox Co. (The)	6,625	1,387,673
Colgate-Palmolive Co.	15,370	1,198,860
Kimberly-Clark Corp.	9,410	1,243,061
Procter & Gamble Co. (The)	8,792	1,127,222

		6,306,598

Independent Power and Renewable Electricity Producers — 0.4%
AES Corp. (The)	65,487	1,597,228
Vistra Corp.	76,137	1,520,456

		3,117,684

Industrial Conglomerates — 0.6%
3M Co.	7,545	1,325,355
General Electric Co.	132,930	1,419,692
Honeywell International Inc.	6,307	1,232,199

Security	Shares	Value

Industrial Conglomerates (continued)
Roper Technologies Inc.	3,266	$1,283,244

		5,260,490

Insurance — 4.8%
Aflac Inc.	31,466	1,421,634
Alleghany Corp.	2,332	1,321,894
Allstate Corp. (The)	13,474	1,444,143
American Financial Group Inc./OH	16,113	1,516,878
American International Group Inc.	34,826	1,303,886
Aon PLC, Class A	6,501	1,320,353
Arch Capital Group Ltd.(a)	40,115	1,260,012
Arthur J Gallagher & Co.	11,897	1,373,033
Assurant Inc.	10,549	1,429,073
Athene Holding Ltd., Class A(a)	33,097	1,353,336
Brown & Brown Inc.	29,681	1,278,954
Chubb Ltd.	8,776	1,278,400
Cincinnati Financial Corp.	17,593	1,479,395
Erie Indemnity Co., Class A, NVS	5,793	1,408,278
Everest Re Group Ltd.	6,011	1,268,802
Fidelity National Financial Inc.	39,658	1,439,585
Globe Life Inc.	15,347	1,387,215
Hartford Financial Services Group Inc. (The)	30,310	1,455,486
Lincoln National Corp.	32,599	1,482,929
Loews Corp.	32,718	1,481,798
Markel Corp.(a)	1,361	1,319,462
Marsh & McLennan Companies Inc.	11,788	1,295,619
MetLife Inc.	29,227	1,407,280
Principal Financial Group Inc.	28,499	1,404,146
Progressive Corp. (The)	13,926	1,214,208
Prudential Financial Inc.	17,915	1,402,386
Reinsurance Group of America Inc.	12,173	1,278,774
RenaissanceRe Holdings Ltd.	7,908	1,189,680
Travelers Companies Inc. (The)	10,035	1,367,771
Willis Towers Watson PLC	6,616	1,342,651
WR Berkley Corp.	20,304	1,261,691

		42,188,752

Interactive Media & Services — 1.4%
Alphabet Inc., Class A(a)	342	624,957
Alphabet Inc., Class C, NVS(a)	340	624,152
Facebook Inc., Class A(a)	4,385	1,132,777
IAC/InterActiveCorp.(a)	10,471	2,198,387
Match Group Inc.(a)	10,271	1,436,502
Pinterest Inc., Class A(a)	20,730	1,420,212
Snap Inc., Class A, NVS(a)	32,343	1,712,238
Twitter Inc.(a)	30,997	1,566,278
Zillow Group Inc., Class A(a)	3,898	540,731
Zillow Group Inc., Class C, NVS(a)(b)	9,398	1,226,063

		12,482,297

Internet & Direct Marketing Retail — 1.5%
Amazon.com Inc.(a)	385	1,234,387
Booking Holdings Inc.(a)	631	1,226,872
Chewy Inc., Class A(a)	20,527	2,090,059
eBay Inc.	27,771	1,569,339
Etsy Inc.(a)(b)	10,947	2,179,438
Expedia Group Inc.	11,307	1,403,199
MercadoLibre Inc.(a)	1,001	1,781,290
Wayfair Inc., Class A(a)(b)	5,828	1,587,081

		13,071,665

IT Services — 4.4%
Accenture PLC, Class A	5,299	1,281,934

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI USA Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Akamai Technologies Inc.(a)	13,793	$1,531,437
Automatic Data Processing Inc.	7,548	1,246,326
Black Knight Inc.(a)	14,852	1,213,260
Booz Allen Hamilton Holding Corp.	15,964	1,359,654
Broadridge Financial Solutions Inc.	9,505	1,343,152
Cognizant Technology Solutions Corp., Class A	17,908	1,395,929
EPAM Systems Inc.(a)	4,214	1,451,428
Fidelity National Information Services Inc.	8,885	1,096,942
Fiserv Inc.(a)	12,049	1,237,312
FleetCor Technologies Inc.(a)	5,198	1,261,814
Gartner Inc.(a)	9,043	1,373,722
Global Payments Inc.	6,986	1,233,169
GoDaddy Inc., Class A(a)	18,571	1,459,309
International Business Machines Corp.	10,971	1,306,756
Jack Henry & Associates Inc.	8,855	1,282,115
Leidos Holdings Inc.	14,035	1,488,552
Mastercard Inc., Class A	3,665	1,159,203
MongoDB Inc.(a)	5,681	2,099,754
Okta Inc.(a)	6,038	1,563,902
Paychex Inc.	14,677	1,281,596
PayPal Holdings Inc.(a)	6,583	1,542,463
Snowflake Inc., Class A(a)	5,030	1,370,423
Square Inc., Class A(a)	6,982	1,507,833
Twilio Inc., Class A(a)	4,788	1,720,951
VeriSign Inc.(a)	7,054	1,368,970
Visa Inc., Class A	5,861	1,132,638
Western Union Co. (The)	65,753	1,464,319

		38,774,863

Leisure Products — 0.4%
Hasbro Inc.	15,198	1,425,876
Peloton Interactive Inc., Class A(a)	12,985	1,897,498

		3,323,374

Life Sciences Tools & Services — 1.9%
10X Genomics Inc., Class A(a)	9,967	1,705,852
Agilent Technologies Inc.	12,673	1,522,914
Avantor Inc.(a)	52,485	1,547,782
Bio-Rad Laboratories Inc., Class A(a)	2,392	1,372,458
Illumina Inc.(a)	4,522	1,928,362
IQVIA Holdings Inc.(a)	7,939	1,411,554
Mettler-Toledo International Inc.(a)	1,197	1,398,216
PerkinElmer Inc.(b)	10,799	1,588,209
PPD Inc.(a)	41,436	1,332,582
Thermo Fisher Scientific Inc.	2,786	1,420,024
Waters Corp.(a)	6,225	1,647,571

		16,875,524

Machinery — 2.6%
Caterpillar Inc.	7,452	1,362,524
Cummins Inc.	5,783	1,355,651
Deere & Co.	5,041	1,455,841
Dover Corp.	11,119	1,295,252
Fortive Corp.	19,240	1,271,379
IDEX Corp.	7,078	1,317,853
Illinois Tool Works Inc.	6,330	1,229,349
Ingersoll Rand Inc.(a)	31,525	1,319,006
Nordson Corp.	6,971	1,247,739
Otis Worldwide Corp.	20,343	1,315,175
PACCAR Inc.	15,053	1,373,135
Parker-Hannifin Corp.	5,054	1,337,339
Pentair PLC	27,107	1,476,247

Security	Shares	Value

Machinery (continued)
Snap-on Inc.	8,309	$1,495,537
Stanley Black & Decker Inc.	7,374	1,279,315
Westinghouse Air Brake Technologies Corp.	19,267	1,429,804
Xylem Inc./NY	14,624	1,412,532

		22,973,678

Media — 2.4%
Altice USA Inc., Class A(a)(b)	43,747	1,556,081
Cable One Inc.	723	1,446,000
Charter Communications Inc., Class A(a)(b)	1,997	1,213,297
Comcast Corp., Class A	25,462	1,262,151
Discovery Inc., Class A(a)(b)	20,487	848,572
Discovery Inc., Class C, NVS(a)	41,323	1,447,545
DISH Network Corp., Class A(a)(b)	41,184	1,195,160
Fox Corp., Class A, NVS	33,886	1,056,565
Fox Corp., Class B(a)	16,706	499,342
Interpublic Group of Companies Inc. (The)	66,547	1,601,786
Liberty Broadband Corp., Class A(a)(b)	1,670	242,434
Liberty Broadband Corp., Class C, NVS(a)	6,996	1,021,766
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	10,815	437,142
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	21,717	880,841
News Corp., Class A, NVS	80,412	1,559,993
Omnicom Group Inc.	23,492	1,465,431
Sirius XM Holdings Inc.(b)	215,391	1,348,348
ViacomCBS Inc., Class B, NVS	41,992	2,036,612

		21,119,066

Metals & Mining — 0.6%
Freeport-McMoRan Inc.	65,139	1,752,891
Newmont Corp.	21,494	1,281,042
Nucor Corp.	26,317	1,282,427
Steel Dynamics Inc.	40,154	1,376,078

		5,692,438

Mortgage Real Estate Investment — 0.3%
AGNC Investment Corp.	93,413	1,457,243
Annaly Capital Management Inc.	176,648	1,434,382

		2,891,625

Multi-Utilities — 1.4%
Ameren Corp.	17,452	1,269,109
CenterPoint Energy Inc.	59,082	1,246,039
CMS Energy Corp.	22,469	1,278,037
Consolidated Edison Inc.	17,443	1,234,616
Dominion Energy Inc.	16,133	1,175,934
DTE Energy Co.	10,460	1,241,811
NiSource Inc.	59,163	1,310,460
Public Service Enterprise Group Inc.	23,322	1,316,061
Sempra Energy	10,017	1,239,704
WEC Energy Group Inc.	14,002	1,244,778

		12,556,549

Multiline Retail — 0.5%
Dollar General Corp.	6,336	1,233,049
Dollar Tree Inc.(a)	14,642	1,488,506
Target Corp.	7,757	1,405,335

		4,126,890

Oil, Gas & Consumable Fuels — 3.0%
Cabot Oil & Gas Corp.	85,917	1,574,859
Cheniere Energy Inc.(a)(b)	26,150	1,656,079
Chevron Corp.	15,033	1,280,812
ConocoPhillips	72,241	2,891,807
Devon Energy Corp.	94,530	1,555,964

52	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI USA Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
EOG Resources Inc.	30,207	$1,539,349
Exxon Mobil Corp.	33,869	1,518,686
Hess Corp.	30,240	1,632,355
Kinder Morgan Inc./DE	97,859	1,377,855
Marathon Petroleum Corp.	35,325	1,524,627
Occidental Petroleum Corp.	109,098	2,188,506
ONEOK Inc.	43,047	1,714,562
Phillips 66	22,278	1,510,448
Pioneer Natural Resources Co.	14,707	1,778,076
Valero Energy Corp.	26,688	1,506,004
Williams Companies Inc. (The)	67,969	1,442,982

		26,692,971

Personal Products — 0.1%
Estee Lauder Companies Inc. (The), Class A	5,171	1,223,717

Pharmaceuticals — 2.1%
Bristol-Myers Squibb Co.	20,528	1,261,035
Catalent Inc.(a)	13,465	1,549,148
Elanco Animal Health Inc.(a)	47,386	1,375,616
Eli Lilly & Co.	9,055	1,883,168
Horizon Therapeutics PLC(a)	19,765	1,432,567
Jazz Pharmaceuticals PLC(a)	9,947	1,546,759
Johnson & Johnson	8,258	1,347,128
Merck & Co. Inc.	15,658	1,206,762
Perrigo Co. PLC	29,966	1,279,548
Pfizer Inc.	34,637	1,243,468
Royalty Pharma PLC, Class A	34,032	1,599,844
Viatris Inc.(a)	84,778	1,440,378
Zoetis Inc.	7,966	1,228,756

		18,394,177

Professional Services — 0.9%
CoStar Group Inc.(a)	1,521	1,368,459
Equifax Inc.	7,959	1,409,618
IHS Markit Ltd.	14,772	1,286,346
Robert Half International Inc.	21,969	1,482,907
TransUnion(b)	14,372	1,250,939
Verisk Analytics Inc.	6,609	1,212,752

		8,011,021

Real Estate Management & Development — 0.2%
CBRE Group Inc., Class A(a)	23,733	1,447,238

Road & Rail — 1.4%
AMERCO	3,482	1,610,216
CSX Corp.	14,258	1,222,695
JB Hunt Transport Services Inc.	10,565	1,422,683
Kansas City Southern	7,304	1,480,302
Knight-Swift Transportation Holdings Inc.	34,377	1,375,080
Norfolk Southern Corp.	5,433	1,285,556
Old Dominion Freight Line Inc.	6,650	1,290,100
Uber Technologies Inc.(a)	26,416	1,345,367
Union Pacific Corp.	6,218	1,227,868

		12,259,867

Semiconductors & Semiconductor Equipment — 4.0%
Advanced Micro Devices Inc.(a)(b)	15,661	1,341,208
Analog Devices Inc.	9,946	1,465,344
Applied Materials Inc.	17,296	1,672,177
Broadcom Inc.	3,318	1,494,759
Enphase Energy Inc.(a)	11,139	2,031,197
Intel Corp.	27,782	1,542,179
KLA Corp.	5,589	1,565,311

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Lam Research Corp.	3,051	$1,476,531
Marvell Technology Group Ltd.(b)	31,524	1,622,225
Maxim Integrated Products Inc.	17,316	1,518,786
Microchip Technology Inc.	10,785	1,467,946
Micron Technology Inc.(a)	21,554	1,687,032
Monolithic Power Systems Inc.	4,676	1,661,336
NVIDIA Corp.	2,310	1,200,253
NXP Semiconductors NV	9,010	1,445,835
ON Semiconductor Corp.(a)(b)	50,918	1,756,162
Qorvo Inc.(a)	9,629	1,645,404
QUALCOMM Inc.	8,563	1,338,226
Skyworks Solutions Inc.	9,966	1,686,745
SolarEdge Technologies Inc.(a)	6,039	1,741,225
Teradyne Inc.	13,206	1,498,617
Texas Instruments Inc.	8,245	1,366,114
Xilinx Inc.	10,456	1,365,240

		35,589,852

Software — 6.7%
Adobe Inc.(a)	2,720	1,247,854
ANSYS Inc.(a)	4,251	1,506,427
Autodesk Inc.(a)	5,206	1,444,301
Avalara Inc.(a)	8,914	1,337,100
Cadence Design Systems Inc.(a)	12,167	1,586,455
Ceridian HCM Holding Inc.(a)	14,468	1,344,222
Citrix Systems Inc.	11,718	1,562,126
Cloudflare Inc., Class A(a)	21,298	1,632,705
Coupa Software Inc.(a)(b)	4,564	1,414,247
Crowdstrike Holdings Inc., Class A(a)	9,828	2,120,882
Datadog Inc., Class A(a)	15,545	1,597,249
DocuSign Inc.(a)	6,260	1,457,891
Dropbox Inc., Class A(a)	77,648	1,757,174
Dynatrace Inc.(a)	39,844	1,653,924
Fair Isaac Corp.(a)	2,960	1,332,326
Fortinet Inc.(a)	11,785	1,705,879
Guidewire Software Inc.(a)	12,409	1,423,809
HubSpot Inc.(a)	3,876	1,442,647
Intuit Inc.	3,623	1,308,736
Microsoft Corp.	5,506	1,277,172
NortonLifeLock Inc.	75,041	1,581,114
Oracle Corp.	22,452	1,356,774
Palo Alto Networks Inc.(a)	4,825	1,692,369
Paycom Software Inc.(a)	3,601	1,367,444
PTC Inc.(a)	14,303	1,901,012
RingCentral Inc., Class A(a)	4,722	1,760,928
salesforce.com Inc.(a)	4,855	1,095,094
ServiceNow Inc.(a)	2,534	1,376,367
Slack Technologies Inc., Class A(a)	52,693	2,222,064
Splunk Inc.(a)	6,993	1,154,055
SS&C Technologies Holdings Inc.	20,526	1,290,675
Synopsys Inc.(a)	6,173	1,576,893
Trade Desk Inc. (The), Class A(a)	1,734	1,328,227
Tyler Technologies Inc.(a)(b)	3,390	1,433,258
VMware Inc., Class A(a)(b)	8,886	1,224,935
Workday Inc., Class A(a)	5,912	1,345,157
Zendesk Inc.(a)	11,093	1,600,054
Zoom Video Communications Inc., Class A(a)	3,091	1,150,068
Zscaler Inc.(a)	10,191	2,035,143

		58,644,757

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI USA Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail — 2.1%
Advance Auto Parts Inc.	9,556	$1,425,182
AutoZone Inc.(a)	1,203	1,345,399
Best Buy Co. Inc.	11,488	1,250,124
Burlington Stores Inc.(a)	5,954	1,481,951
CarMax Inc.(a)(b)	15,026	1,769,762
Carvana Co.(a)	6,195	1,618,072
Home Depot Inc. (The)	4,564	1,236,023
Lowe’s Companies Inc.	8,732	1,456,934
O’Reilly Automotive Inc.(a)	2,962	1,260,242
Ross Stores Inc.	12,057	1,341,824
TJX Companies Inc. (The)	20,961	1,342,342
Tractor Supply Co.	10,814	1,532,776
Ulta Beauty Inc.(a)	5,062	1,416,145

		18,476,776

Technology Hardware, Storage & Peripherals — 1.3%
Apple Inc.	9,785	1,291,229
Dell Technologies Inc., Class C(a)	19,649	1,432,216
Hewlett Packard Enterprise Co.	132,966	1,640,800
HP Inc.	66,067	1,608,071
NetApp Inc.	27,401	1,820,522
Seagate Technology PLC	25,201	1,666,290
Western Digital Corp.	32,924	1,857,901

		11,317,029

Textiles, Apparel & Luxury Goods — 0.4%
Lululemon Athletica Inc.(a)	3,936	1,293,685
Nike Inc., Class B	9,536	1,273,914
VF Corp.	15,700	1,206,859

		3,774,458

Tobacco — 0.3%
Altria Group Inc.	32,520	1,335,922
Philip Morris International Inc.	16,562	1,319,163

		2,655,085

Trading Companies & Distributors — 0.5%
Fastenal Co.	28,431	1,296,169
United Rentals Inc.(a)	6,434	1,563,526

Security	Shares	Value

Trading Companies & Distributors (continued)
WW Grainger Inc.	3,289	$1,198,479

		4,058,174

Water Utilities — 0.3%
American Water Works Co. Inc.	8,693	1,382,361
Essential Utilities Inc.	32,620	1,510,306

		2,892,667

Wireless Telecommunication Services — 0.1%
T-Mobile U.S. Inc.(a)	9,896	1,247,688

Total Common Stocks — 99.8% (Cost: $868,591,414)		879,044,220

Short-Term Investments

Money Market Funds — 2.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(c)(d)(e)	21,585,686	21,598,638
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	1,610,000	1,610,000

		23,208,638

Total Short-Term Investments — 2.6% (Cost: $23,197,136)		23,208,638

Total Investments in Securities — 102.4% (Cost: $891,788,550)		902,252,858

Other Assets, Less Liabilities — (2.4)%		(21,030,716)

Net Assets — 100.0%		$881,222,142

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$18,884,090	$2,723,402	(a)	$—		$3,652	$(12,506)	$21,598,638	21,585,686	$26,400	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,710,000	—		(100,000	)(a)	—	—	1,610,000	1,610,000	616		—
BlackRock Inc.	1,163,820	1,069,317		(1,128,365)		274,341	(29,889)	1,349,224	1,924	14,890		—

						$277,993	$(42,395)	$24,557,862		$41,906		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

54	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI USA Size Factor ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Dow Jones U.S. Real Estate Index	9	03/19/21	$ 300	$6,708
S&P 500 E-Mini Index	7	03/19/21	1,297	16,713
S&P MidCap 400 E-Mini Index	2	03/19/21	467	13,015

				$36,436

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$36,436

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended January 31, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$297,611

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(65,662)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,798,830

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$879,044,220	$—	$—	$879,044,220
Money Market Funds	23,208,638	—	—	23,208,638

	$902,252,858	$—	$—	$902,252,858

Derivative financial instruments(a)
Assets
Futures Contracts	$36,436	$—	$—	$36,436

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) January 31, 2021	iShares® MSCI USA Value Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.1%
General Dynamics Corp.	188,597	$27,663,408
Huntington Ingalls Industries Inc.	48,001	7,551,997
L3Harris Technologies Inc.	175,790	30,149,743
Northrop Grumman Corp.	104,273	29,885,685
Raytheon Technologies Corp.	1,523,095	101,636,129
Textron Inc.	477,662	21,618,982

		218,505,944

Air Freight & Logistics — 1.1%
FedEx Corp.	474,789	111,736,843

Airlines — 0.1%
Southwest Airlines Co.	303,048	13,315,929

Auto Components — 0.8%
BorgWarner Inc.	901,053	37,835,215
Lear Corp.	285,880	43,099,269

		80,934,484

Automobiles — 5.6%
Ford Motor Co.	19,275,909	202,975,322
General Motors Co.	7,722,697	391,386,284

		594,361,606

Banks — 3.6%
Citigroup Inc.	3,854,365	223,514,626
Citizens Financial Group Inc.	723,241	26,354,902
Fifth Third Bancorp	651,327	18,842,890
Regions Financial Corp.	1,138,308	19,362,619
Wells Fargo & Co.	3,018,069	90,179,902

		378,254,939

Beverages — 0.5%
Molson Coors Beverage Co., Class B	1,041,256	52,229,401

Biotechnology — 3.9%
AbbVie Inc.	1,860,406	190,654,407
Alexion Pharmaceuticals Inc.(a)	252,557	38,724,565
Biogen Inc.(a)	253,627	71,677,526
Gilead Sciences Inc.	1,762,381	115,612,194

		416,668,692

Building Products — 0.8%
Johnson Controls International PLC	1,278,550	63,697,361
Owens Corning	316,954	24,595,630

		88,292,991

Capital Markets — 2.4%
Bank of New York Mellon Corp. (The)	530,598	21,133,718
Franklin Resources Inc.	220,127	5,787,139
Goldman Sachs Group Inc. (The)	423,129	114,739,891
Invesco Ltd.	752,364	15,491,175
Morgan Stanley	1,429,982	95,880,293

		253,032,216

Chemicals — 1.4%
Corteva Inc.	1,149,333	45,812,413
Eastman Chemical Co.	266,559	26,216,078
LyondellBasell Industries NV, Class A	552,797	47,407,871
Mosaic Co. (The)	974,128	25,288,363

		144,724,725

Communications Equipment — 2.6%
Cisco Systems Inc.	5,023,848	223,963,144
F5 Networks Inc.(a)(b)	108,771	21,313,677

Security	Shares	Value

Communications Equipment (continued)
Juniper Networks Inc.	1,125,183	$27,476,969

		272,753,790

Consumer Finance — 0.9%
Ally Financial Inc.	671,051	25,392,570
Capital One Financial Corp.	703,597	73,357,023

		98,749,593

Containers & Packaging — 0.7%
International Paper Co.	629,566	31,673,465
Westrock Co.	885,174	36,672,759

		68,346,224

Distributors — 0.2%
LKQ Corp.(a)(b)	594,149	20,848,688

Diversified Financial Services — 0.3%
Equitable Holdings Inc.	895,922	22,200,947
Voya Financial Inc.	164,371	9,116,016

		31,316,963

Diversified Telecommunication Services — 8.0%
AT&T Inc.	26,718,099	764,939,174
Liberty Global PLC, Class A(a)(b)	180,944	4,367,988
Liberty Global PLC, Class C, NVS(a)(b)	660,016	15,945,987
Lumen Technologies Inc.	4,659,250	57,681,515

		842,934,664

Electric Utilities — 2.2%
Evergy Inc.	342,409	18,397,636
Exelon Corp.	2,797,198	116,251,549
NRG Energy Inc.	484,278	20,053,952
PG&E Corp.(a)	3,401,424	38,878,276
PPL Corp.	1,477,058	40,870,195

		234,451,608

Electrical Equipment — 0.7%
Eaton Corp. PLC	623,353	73,368,648
Sensata Technologies Holding PLC(a)(b)	98,915	5,390,868

		78,759,516

Electronic Equipment, Instruments & Components — 1.5%
Arrow Electronics Inc.(a)	322,952	31,529,803
Corning Inc.	2,010,863	72,129,656
TE Connectivity Ltd.	485,687	58,476,715

		162,136,174

Energy Equipment & Services — 0.8%
Baker Hughes Co.	4,441,634	89,232,427

Equity Real Estate Investment Trusts (REITs) — 1.9%
Host Hotels & Resorts Inc.	5,370,117	72,765,085
Iron Mountain Inc.	485,793	16,356,650
Public Storage	256,989	58,495,836
Simon Property Group Inc.	619,108	57,533,707

		205,151,278

Food & Staples Retailing — 2.4%
Kroger Co. (The)	2,610,590	90,065,355
Walgreens Boots Alliance Inc.	3,349,135	168,294,034

		258,359,389

Food Products — 2.2%
Conagra Brands Inc.	887,840	30,719,264
JM Smucker Co. (The)	343,864	40,029,208
Kraft Heinz Co. (The)	2,837,028	95,068,809
Tyson Foods Inc., Class A	1,062,842	68,351,369

		234,168,650

56	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI USA Value Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Gas Utilities — 0.1%
UGI Corp.	396,287	$14,262,369

Health Care Providers & Services — 5.2%
AmerisourceBergen Corp.	189,322	19,727,352
Anthem Inc.	301,453	89,525,512
Cardinal Health Inc.	428,296	23,012,344
Centene Corp.(a)	720,126	43,423,598
Cigna Corp.	611,415	132,707,626
CVS Health Corp.	2,424,525	173,717,216
DaVita Inc.(a)(b)	108,292	12,710,232
McKesson Corp.	264,632	46,170,345
Universal Health Services Inc., Class B	112,904	14,076,871

		555,071,096

Household Durables — 3.1%
DR Horton Inc.	953,132	73,200,538
Lennar Corp., Class A	1,138,804	94,691,552
Mohawk Industries Inc.(a)	262,920	37,755,312
Newell Brands Inc.	1,425,290	34,235,466
PulteGroup Inc.	1,092,582	47,527,317
Whirlpool Corp.	213,209	39,462,854

		326,873,039

Independent Power and Renewable Electricity Producers — 0.3%
Vistra Corp.	1,768,857	35,324,074

Industrial Conglomerates — 0.6%
General Electric Co.	5,577,979	59,572,816

Insurance — 2.6%
American International Group Inc.	1,695,082	63,463,870
Athene Holding Ltd., Class A(a)	304,632	12,456,403
Everest Re Group Ltd.	38,826	8,195,392
Hartford Financial Services Group Inc. (The)	235,608	11,313,896
Lincoln National Corp.	432,571	19,677,655
Loews Corp.	322,949	14,626,360
MetLife Inc.	1,322,543	63,680,445
Principal Financial Group Inc.	319,129	15,723,486
Prudential Financial Inc.	711,193	55,672,188
Reinsurance Group of America Inc.	67,879	7,130,689

		271,940,384

IT Services — 4.5%
Cognizant Technology Solutions Corp., Class A	821,741	64,054,711
Fidelity National Information Services Inc.	628,410	77,583,499
International Business Machines Corp.	2,653,442	316,051,477
Leidos Holdings Inc.	137,788	14,613,795
Western Union Co. (The)	406,939	9,062,531

		481,366,013

Machinery — 1.5%
Cummins Inc.	281,172	65,912,340
PACCAR Inc.	642,307	58,591,245
Snap-on Inc.	59,068	10,631,649
Westinghouse Air Brake Technologies Corp.	382,470	28,383,099

		163,518,333

Media — 2.9%
Discovery Inc., Class A(a)(b)	671,080	27,796,134
Discovery Inc., Class C, NVS(a)	1,524,062	53,387,892
DISH Network Corp., Class A(a)(b)	689,163	19,999,510
Fox Corp., Class A, NVS	648,113	20,208,163
Fox Corp., Class B(a)	323,334	9,664,453
Interpublic Group of Companies Inc. (The)	703,035	16,922,053
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	205,842	8,320,134

Security	Shares	Value

Media (continued)
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	412,006	$16,710,963
News Corp., Class A, NVS	1,253,935	24,326,339
ViacomCBS Inc., Class B, NVS	2,162,330	104,873,005

		302,208,646

Metals & Mining — 0.5%
Nucor Corp.	621,736	30,297,195
Steel Dynamics Inc.	540,248	18,514,299

		48,811,494

Mortgage Real Estate Investment — 0.3%
AGNC Investment Corp.	907,977	14,164,441
Annaly Capital Management Inc.	2,251,399	18,281,360

		32,445,801

Multiline Retail — 2.1%
Target Corp.	1,251,943	226,814,513

Oil, Gas & Consumable Fuels — 0.7%
EOG Resources Inc.	802,496	40,895,196
Kinder Morgan Inc./DE	2,622,307	36,922,083

		77,817,279

Pharmaceuticals — 3.8%
Bristol-Myers Squibb Co.	2,336,910	143,556,381
Jazz Pharmaceuticals PLC(a)	84,110	13,079,105
Perrigo Co. PLC	202,847	8,661,567
Pfizer Inc.	5,440,050	195,297,795
Viatris Inc.(a)	2,640,310	44,858,867

		405,453,715

Real Estate Management & Development — 0.7%
CBRE Group Inc., Class A(a)	1,141,023	69,579,583

Road & Rail — 0.3%
AMERCO	19,762	9,138,739
Knight-Swift Transportation Holdings Inc.	423,362	16,934,480

		26,073,219

Semiconductors & Semiconductor Equipment — 17.2%
Applied Materials Inc.	1,875,488	181,322,180
Intel Corp.	15,261,954	847,191,067
Lam Research Corp.	327,939	158,706,079
Micron Technology Inc.(a)	5,630,138	440,670,901
NXP Semiconductors NV	383,173	61,487,771
ON Semiconductor Corp.(a)(b)	1,028,967	35,489,072
Qorvo Inc.(a)	316,766	54,128,974
Skyworks Solutions Inc.	268,277	45,405,882

		1,824,401,926

Software — 0.1%
SS&C Technologies Holdings Inc.	241,768	15,202,372

Specialty Retail — 0.5%
Best Buy Co. Inc.	524,707	57,098,616

Technology Hardware, Storage & Peripherals — 3.9%
Dell Technologies Inc., Class C(a)(b)	566,371	41,282,782
Hewlett Packard Enterprise Co.	6,846,324	84,483,638
HP Inc.	5,548,996	135,062,563
NetApp Inc.	393,246	26,127,264
Seagate Technology PLC	768,942	50,842,445
Western Digital Corp.	1,288,892	72,732,176

		410,530,868

Tobacco — 1.4%
Altria Group Inc.	3,704,274	152,171,576

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI USA Value Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors — 0.6%
United Rentals Inc.(a)(b)	241,734	$58,743,779

Total Common Stocks — 99.6% (Cost: $9,412,474,531)		10,564,548,245

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(c)(d)(e)	58,642,278	58,677,463
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	15,027,000	15,027,000

		73,704,463

Total Short-Term Investments — 0.7% (Cost: $73,689,249)		73,704,463

Total Investments in Securities — 100.3% (Cost: $9,486,163,780)		10,638,252,708

Other Assets, Less Liabilities — (0.3)%		(33,596,895)

Net Assets — 100.0%		$10,604,655,813

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$54,608,499	$4,097,636	(a)	$—		$12,717	$(41,389)	$58,677,463	58,642,278	$92,287	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	17,097,000	—		(2,070,000	)(a)	—	—	15,027,000	15,027,000	6,375		—

						$12,717	$(41,389)	$73,704,463		$98,662		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini Index	168	03/19/21	$17,373	$709,047
S&P 500 E-Mini Index	116	03/19/21	21,490	(114,892)

				$594,155

58	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI USA Value Factor ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$709,047

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$114,892

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended January 31, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$3,644,873

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(43,829)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$21,243,530

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$10,564,548,245	$—	$—	$10,564,548,245
Money Market Funds	73,704,463	—	—	73,704,463

	$10,638,252,708	$—	$—	$10,638,252,708

Derivative financial instruments(a)
Assets
Futures Contracts	$709,047	$—	$—	$709,047
Liabilities
Futures Contracts	(114,892)	—	—	(114,892)

	$594,155	$—	$—	$594,155

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	59

Statements of Assets and Liabilities (unaudited)

January 31, 2021

	iShares MSCI Intl Momentum Factor ETF	iShares MSCI Intl Quality Factor ETF	iShares MSCI Intl Size Factor ETF	iShares MSCI Intl Value Factor ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$703,504,382	$2,764,463,916	$29,275,047	$583,466,354
Affiliated(c)	220,000	640,000	10,000	1,306,867
Cash	5,056	6,624	3,905	84
Foreign currency, at value(d)	1,019,316	2,550,518	86,629	1,002,183
Foreign currency collateral pledged:
Futures contracts(e)	126,540	456,539	9,719	181,880
Receivables:
Investments sold	639,561	—	25,544	—
Securities lending income — Affiliated	10	35	2	212
Capital shares sold	336,385	1,559,938	—	—
Dividends	123,834	956,016	22,191	842,583
Tax reclaims	340,418	1,901,306	1,127	176,704

Total assets	706,315,502	2,772,534,892	29,434,164	586,976,867

LIABILITIES
Collateral on securities loaned, at value	—	—	—	1,156,867
Payables:
Investments purchased	1,253,301	1,507,255	52,996	—
Variation margin on futures contracts	38,189	126,845	1,692	43,597
Investment advisory fees	180,550	695,618	7,634	149,353

Total liabilities	1,472,040	2,329,718	62,322	1,349,817

NET ASSETS	$704,843,462	$2,770,205,174	$29,371,842	$585,627,050

NET ASSETS CONSIST OF:
Paid-in capital	$599,032,986	$2,379,661,032	$25,704,764	$586,455,999
Accumulated earnings (loss)	105,810,476	390,544,142	3,667,078	(828,949)

NET ASSETS	$704,843,462	$2,770,205,174	$29,371,842	$585,627,050

Shares outstanding	18,900,000	78,800,000	1,000,000	25,700,000

Net asset value	$37.29	$35.15	$29.37	$22.79

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$—	$—	$—	$1,096,969
(b) Investments, at cost — Unaffiliated	$578,946,531	$2,346,966,794	$24,757,747	$555,337,537
(c) Investments, at cost — Affiliated	$220,000	$640,000	$10,000	$1,306,867
(d) Foreign currency, at cost	$1,013,762	$2,528,154	$86,406	$1,000,174
(e) Foreign currency collateral pledged, at cost	$127,673	$468,283	$9,941	$183,755

See notes to financial statements.

60	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

January 31, 2021

	iShares MSCI USA Momentum Factor ETF	iShares MSCI USA Quality Factor ETF	iShares MSCI USA Size Factor ETF	iShares MSCI USA Value Factor ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$14,252,062,303	$18,594,894,524	$877,694,996	$10,564,548,245
Affiliated(c)	518,452,892	564,174,049	24,557,862	73,704,463
Cash	3,969	3,321,721	6,271	5,985
Cash pledged:
Futures contracts	1,100,000	1,845,000	124,000	2,427,000
Receivables:
Investments sold	—	—	176,043	—
Securities lending income — Affiliated	59,599	4,250	3,542	9,936
Capital shares sold	—	—	—	315,828
Dividends	1,791,475	17,570,999	596,674	24,319,342

Total assets	14,773,470,238	19,181,810,543	903,159,388	10,665,330,799

LIABILITIES
Collateral on securities loaned, at value	380,851,949	14,680,822	21,595,702	58,689,247
Payables:
Investments purchased	—	41,870,627	—	—
Variation margin on futures contracts	333,451	615,012	34,479	651,237
Capital shares redeemed	93,592	922,161	176,043	33,568
Investment advisory fees	1,791,963	2,712,014	131,022	1,300,934

Total liabilities	383,070,955	60,800,636	21,937,246	60,674,986

NET ASSETS	$14,390,399,283	$19,121,009,907	$881,222,142	$10,604,655,813

NET ASSETS CONSIST OF:
Paid-in capital	$11,580,108,576	$15,639,167,973	$787,377,952	$9,782,390,708
Accumulated earnings	2,810,290,707	3,481,841,934	93,844,190	822,265,105

NET ASSETS	$14,390,399,283	$19,121,009,907	$881,222,142	$10,604,655,813

Sharesoutstanding	87,800,000	169,350,000	8,000,000	118,150,000

Net asset value	$163.90	$112.91	$110.15	$89.76

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$370,659,716	$14,177,024	$20,611,584	$56,484,900
(b) Investments, at cost — Unaffiliated	$11,040,739,133	$16,193,656,034	$867,347,291	$9,412,474,531
(c) Investments, at cost — Affiliated	$490,023,185	$430,595,395	$24,441,259	$73,689,249

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	61

Statements of Operations (unaudited)

Six Months Ended January 31, 2021

	iShares MSCI Intl Momentum Factor ETF	iShares MSCI Intl Quality Factor ETF	iShares MSCI Intl Size Factor ETF	iShares MSCI Intl Value Factor ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$3,037,908	$19,610,878	$232,822	$7,007,536
Dividends — Affiliated	119	384	1	75
Non-cash dividends — Unaffiliated	252,915	1,212,790	—	—
Securities lending income — Affiliated — net	2,516	10,639	1,511	5,883
Foreign taxes withheld	(278,811)	(1,621,544)	(22,234)	(536,207)

Total investment income	3,014,647	19,213,147	212,100	6,477,287

EXPENSES
Investment advisory fees	896,939	3,340,981	37,091	763,512

Total expenses	896,939	3,340,981	37,091	763,512

Net investment income	2,117,708	15,872,166	175,009	5,713,775

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(5,510,310)	(11,897,664)	(116,496)	(12,623,860)
Investments — Affiliated	(438)	(3,368)	11	(1,344)
In-kind redemptions — Unaffiliated	20,727,441	43,475,451	—	5,088,854
Futures contracts	330,182	1,186,337	7,558	468,395
Foreign currency transactions	81,691	211,411	2,657	128,988

Net realized gain (loss)	15,628,566	32,972,167	(106,270)	(6,938,967)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	59,853,381	274,417,740	4,562,944	97,261,195
Investments — Affiliated	2	(344)	(121)	(184)
Futures contracts	87,285	205,385	(276)	27,440
Foreign currency translations	(22,767)	(92,733)	(1,543)	(56,831)

Net change in unrealized appreciation (depreciation)	59,917,901	274,530,048	4,561,004	97,231,620

Net realized and unrealized gain	75,546,467	307,502,215	4,454,734	90,292,653

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$77,664,175	$323,374,381	$4,629,743	$96,006,428

See notes to financial statements.

62	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited) (continued)

Six Months Ended January 31, 2021

	iShares MSCI USA Momentum Factor ETF	iShares MSCI USA Quality Factor ETF	iShares MSCI USA Size Factor ETF	iShares MSCI USA Value Factor ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$47,815,664	$176,271,627	$7,079,829	$112,332,609
Dividends — Affiliated	1,083,824	5,327,257	15,506	6,375
Securities lending income — Affiliated — net	315,604	64,229	26,400	92,287
Foreign taxes withheld	(20,150)	—	(1,762)	(31,707)

Total investment income	49,194,942	181,663,113	7,119,973	112,399,564

EXPENSES
Investment advisory fees	9,396,315	15,460,784	630,371	5,921,178

Total expenses	9,396,315	15,460,784	630,371	5,921,178

Net investment income	39,798,627	166,202,329	6,489,602	106,478,386

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	279,457,289	(188,530,509)	(5,782,317)	(17,830,388)
Investments — Affiliated	(34,683)	(65,979)	4,622	12,717
In-kind redemptions — Unaffiliated	529,657,124	1,682,753,589	124,998,043	114,785,786
In-kind redemptions — Affiliated	4,845,793	33,825,162	273,371	—
Futures contracts	1,856,759	7,116,643	297,611	3,644,873
Foreign currency transactions	—	—	1	—

Net realized gain	815,782,282	1,535,098,906	119,791,331	100,612,988

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	1,069,914,690	783,559,375	25,094,002	1,482,308,686
Investments — Affiliated	12,827,066	53,624,380	(42,395)	(41,389)
Futures contracts	(511,318)	(3,139,260)	(65,662)	(43,829)

Net change in unrealized appreciation (depreciation)	1,082,230,438	834,044,495	24,985,945	1,482,223,468

Net realized and unrealized gain	1,898,012,720	2,369,143,401	144,777,276	1,582,836,456

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,937,811,347	$2,535,345,730	$151,266,878	$1,689,314,842

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	63

Statements of Changes in Net Assets

	iShares MSCI Intl Momentum Factor ETF		iShares MSCI Intl Quality Factor ETF
	Six Months Ended 01/31/21 (unaudited)	Year Ended 07/31/20	Six Months Ended 01/31/21 (unaudited)	Year Ended 07/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$2,117,708	$3,660,366	$15,872,166	$27,215,802
Net realized gain (loss)	15,628,566	(12,744,860)	32,972,167	(35,636,546)
Net change in unrealized appreciation (depreciation)	59,917,901	51,591,636	274,530,048	80,108,237

Net increase in net assets resulting from operations	77,664,175	42,507,142	323,374,381	71,687,493

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(2,590,223)	(3,744,026)	(16,005,232)	(26,454,635)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	224,016,611	202,101,345	807,204,492	788,158,493

NET ASSETS
Total increase in net assets	299,090,563	240,864,461	1,114,573,641	833,391,351
Beginning of period	405,752,899	164,888,438	1,655,631,533	822,240,182

End of period	$704,843,462	$405,752,899	$2,770,205,174	$1,655,631,533

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

64	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares MSCI Intl Size Factor ETF		iShares MSCI Intl Value Factor ETF
	Six Months Ended 01/31/21 (unaudited)	Year Ended 07/31/20	Six Months Ended 01/31/21 (unaudited)	Year Ended 07/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$175,009	$233,356	$5,713,775	$10,576,190
Net realized gain (loss)	(106,270)	254,619	(6,938,967)	(9,241,038)
Net change in unrealized appreciation (depreciation)	4,561,004	20,524	97,231,620	(49,317,625)

Net increase (decrease) in net assets resulting from operations	4,629,743	508,499	96,006,428	(47,982,473)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(265,506)	(214,337)	(6,313,383)	(10,881,712)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	5,321,608	14,190,116	44,440,183	196,136,419

NET ASSETS
Total increase in net assets	9,685,845	14,484,278	134,133,228	137,272,234
Beginning of period	19,685,997	5,201,719	451,493,822	314,221,588

End of period	$29,371,842	$19,685,997	$585,627,050	$451,493,822

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	65

Statements of Changes in Net Assets (continued)

	iShares MSCI USA Momentum Factor ETF		iShares MSCI USA Quality Factor ETF
	Six Months Ended 01/31/21 (unaudited)	Year Ended 07/31/20	Six Months Ended 01/31/21 (unaudited)	Year Ended 07/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$39,798,627	$116,670,113	$166,202,329	$280,535,666
Net realized gain	815,782,282	257,670,712	1,535,098,906	793,307,627
Net change in unrealized appreciation (depreciation)	1,082,230,438	1,035,993,579	834,044,495	658,010,658

Net increase in net assets resulting from operations	1,937,811,347	1,410,334,404	2,535,345,730	1,731,853,951

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(44,531,622)	(134,237,347)	(160,040,427)	(256,875,797)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	1,849,664,702	(804,812,045)	(2,105,438,310)	6,462,385,022

NET ASSETS
Total increase in net assets	3,742,944,427	471,285,012	269,866,993	7,937,363,176
Beginning of period	10,647,454,856	10,176,169,844	18,851,142,914	10,913,779,738

End of period	$14,390,399,283	$10,647,454,856	$19,121,009,907	$18,851,142,914

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

66	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares MSCI USA Size Factor ETF		iShares MSCI USA Value Factor ETF
	Six Months Ended 01/31/21 (unaudited)	Year Ended 07/31/20	Six Months Ended 01/31/21 (unaudited)	Year Ended 07/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$6,489,602	$16,006,500	$106,478,386	$129,506,374
Net realized gain (loss)	119,791,331	(70,574,060)	100,612,988	(179,985,209)
Net change in unrealized appreciation (depreciation)	24,985,945	(19,285,051)	1,482,223,468	(304,074,085)

Net increase (decrease) in net assets resulting from operations	151,266,878	(73,852,611)	1,689,314,842	(354,552,920)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(6,575,246)	(15,316,633)	(99,212,758)	(118,978,842)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(5,041,849)	453,574,540	3,403,509,673	2,599,318,079

NET ASSETS
Total increase in net assets	139,649,783	364,405,296	4,993,611,757	2,125,786,317
Beginning of period	741,572,359	377,167,063	5,611,044,056	3,485,257,739

End of period	$881,222,142	$741,572,359	$10,604,655,813	$5,611,044,056

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	67

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI Intl Momentum Factor ETF
	Six Months Ended 01/31/21 (unaudited)		Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16

Net asset value, beginning of period	$32.99		$29.44	$30.00	$28.78	$26.38	$27.48

Net investment income(a)	0.13		0.46	0.69	0.67	0.73	0.55
Net realized and unrealized gain (loss)(b)	4.31		3.52	(0.57)	1.17	2.36	(1.22)

Net increase (decrease) from investment operations	4.44		3.98	0.12	1.84	3.09	(0.67)

Distributions(c)
From net investment income		(0.14)	(0.43)	(0.68)	(0.59)	(0.69)	(0.43)
From net realized gain	—		—	—	(0.03)	—	—

Total distributions		(0.14)	(0.43)	(0.68)	(0.62)	(0.69)	(0.43)

Net asset value, end of period	$37.29		$32.99	$29.44	$30.00	$28.78	$26.38

Total Return
Based on net asset value	13.48	%(d)	13.65%	0.55%	6.41%	12.01%	(2.26	)%(e)

Ratios to Average Net Assets
Total expenses	0.30	%(f)	0.30%	0.30%	0.30%	0.30%	0.30%

Net investment income	0.71	%(f)	1.53%	2.44%	2.19%	2.75%	2.20%

Supplemental Data
Net assets, end of period (000)	$704,843		$405,753	$164,888	$141,021	$34,539	$15,826

Portfolio turnover rate(g)	36	%(d)	125%	105%	131%	105%	171%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)

The total return disclosed is based on the net asset value (“NAV”) calculated daily for the creation and redemption of shares in the Fund, which may differ from the NAV calculated for financial reporting purposes. Based on the NAV calculated for financial reporting purposes, the total return for the Fund was -2.37%.

(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

68	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Intl Quality Factor ETF
	Six Months Ended 01/31/21 (unaudited)		Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16

Net asset value, beginning of period	$30.32		$29.79	$29.62	$28.07	$25.46	$26.96

Net investment income(a)	0.24		0.70	0.96	0.99	0.76	0.84
Net realized and unrealized gain (loss)(b)	4.82		0.44	(0.12)	1.23	2.61	(1.70)

Net increase (decrease) from investment operations	5.06		1.14	0.84	2.22	3.37	(0.86)

Distributions(c)
From net investment income		(0.23)	(0.61)	(0.67)	(0.67)	(0.76)	(0.64)

Total distributions		(0.23)	(0.61)	(0.67)	(0.67)	(0.76)	(0.64)

Net asset value, end of period	$35.15		$30.32	$29.79	$29.62	$28.07	$25.46

Total Return
Based on net asset value	16.73	%(d)	3.86%	2.99%	7.97%	13.46%	(3.14)%

Ratios to Average Net Assets
Total expenses	0.30	%(e)	0.30%	0.30%	0.30%	0.30%	0.30%

Net investment income	1.43	%(e)	2.38%	3.31%	3.36%	2.95%	3.40%

Supplemental Data
Net assets, end of period (000)	$2,770,205		$1,655,632	$822,240	$94,784	$19,648	$15,277

Portfolio turnover rate(f)	18	%(d)	26%	29%	21%	31%	30%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	69

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Intl Size Factor ETF
	Six Months Ended 01/31/21 (unaudited)		Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16

Net asset value, beginning of period	$24.61		$26.01	$27.58	$26.81	$24.16	$24.91

Net investment income(a)	0.20		0.48	0.72	0.76	0.74	0.64
Net realized and unrealized gain (loss)(b)	4.83		(1.57)	(1.56)	0.81	2.84	(0.74)

Net increase (decrease) from investment operations	5.03		(1.09)	(0.84)	1.57	3.58	(0.10)

Distributions(c)
From net investment income		(0.27)	(0.31)	(0.73)	(0.80)	(0.93)	(0.65)

Total distributions		(0.27)	(0.31)	(0.73)	(0.80)	(0.93)	(0.65)

Net asset value, end of period	$29.37		$24.61	$26.01	$27.58	$26.81	$24.16

Total Return
Based on net asset value	20.44	%(d)	(4.25)%	(2.93)%	5.89%	15.14%	(0.28)%

Ratios to Average Net Assets
Total expenses	0.30	%(e)	0.30%	0.30%	0.30%	0.30%	0.30%

Net investment income	1.42	%(e)	1.91%	2.78%	2.73%	2.95%	2.76%

Supplemental Data
Net assets, end of period (000)	$29,372		$19,686	$5,202	$5,517	$5,361	$4,833

Portfolio turnover rate(f)	15	%(d)	42%	26%	13%	23%	19%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

70	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Intl Value Factor ETF
	Six Months Ended 01/31/21 (unaudited)		Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16

Net asset value, beginning of period	$19.05		$22.61	$25.67	$24.84	$20.96	$24.76

Net investment income(a)	0.24		0.58	0.86	0.73	0.63	0.81
Net realized and unrealized gain (loss)(b)	3.76		(3.57)	(3.14)	0.88	3.75	(4.04)

Net increase (decrease) from investment operations	4.00		(2.99)	(2.28)	1.61	4.38	(3.23)

Distributions(c)
From net investment income		(0.26)	(0.57)	(0.78)	(0.78)	(0.50)	(0.57)

Total distributions		(0.26)	(0.57)	(0.78)	(0.78)	(0.50)	(0.57)

Net asset value, end of period	$22.79		$19.05	$22.61	$25.67	$24.84	$20.96

Total Return
Based on net asset value	21.01	%(d)	(13.57)%	(8.80)%	6.50%	21.11%	(12.97)%

Ratios to Average Net Assets
Total expenses	0.30	%(e)	0.30%	0.30%	0.30%	0.30%	0.30%

Net investment income	2.25	%(e)	2.76%	3.63%	2.81%	2.73%	3.91%

Supplemental Data
Net assets, end of period (000)	$585,627		$451,494	$314,222	$233,633	$101,828	$37,732

Portfolio turnover rate(f)	12	%(d)	18%	20%	16%	14%	19%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	71

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI USA Momentum Factor ETF
	Six Months Ended 01/31/21 (unaudited)		Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16

Net asset value, beginning of period	$140.10		$120.79	$111.68	$91.95	$78.43	$74.14

Net investment income(a)	0.49		1.50	1.67	1.32	1.17	0.89
Net realized and unrealized gain(b)	23.86		19.53	9.03	19.60	13.51	4.18

Net increase from investment operations	24.35		21.03	10.70	20.92	14.68	5.07

Distributions(c)
From net investment income		(0.55)	(1.72)	(1.59)	(1.19)	(1.16)	(0.78)

Total distributions		(0.55)	(1.72)	(1.59)	(1.19)	(1.16)	(0.78)

Net asset value, end of period	$163.90		$140.10	$120.79	$111.68	$91.95	$78.43

Total Return
Based on net asset value	17.42	%(d)	17.71%	9.71%	22.86%	18.94%	6.93%

Ratios to Average Net Assets
Total expenses	0.15	%(e)	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	0.64	%(e)	1.22%	1.49%	1.24%	1.44%	1.22%

Supplemental Data
Net assets, end of period (000)	$14,390,399		$10,647,455	$10,176,170	$9,196,715	$3,438,822	$1,639,269

Portfolio turnover rate(f)	40	%(d)	160%	138%	104%	114%	129%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

72	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI USA Quality Factor ETF
	Six Months Ended 01/31/21 (unaudited)		Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16

Net asset value, beginning of period	$100.59		$92.73	$86.55	$75.09	$68.00	$64.95

Net investment income(a)	0.89		1.72	1.61	1.55	1.46	1.28
Net realized and unrealized gain(b)	12.28		7.71	6.16	11.38	7.03	2.99

Net increase from investment operations	13.17		9.43	7.77	12.93	8.49	4.27

Distributions(c)
From net investment income		(0.85)	(1.57)	(1.59)	(1.47)	(1.40)	(1.22)

Total distributions		(0.85)	(1.57)	(1.59)	(1.47)	(1.40)	(1.22)

Net asset value, end of period	$112.91		$100.59	$92.73	$86.55	$75.09	$68.00

Total Return
Based on net asset value	13.15	%(d)	10.38%	9.13%	17.36%	12.62%	6.70%

Ratios to Average Net Assets
Total expenses	0.15	%(e)	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	1.61	%(e)	1.82%	1.85%	1.88%	2.06%	1.99%

Supplemental Data
Net assets, end of period (000)	$19,121,010		$18,851,143	$10,913,780	$5,781,433	$3,465,557	$2,679,180

Portfolio turnover rate(f)	21	%(d)	45%	41%	41%	44%	50%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	73

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI USA Size Factor ETF
	Six Months Ended 01/31/21 (unaudited)		Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16

Net asset value, beginning of period	$92.12		$91.99	$86.61	$78.73	$70.36	$66.84

Net investment income(a)	0.80		1.73	1.52	1.45	1.37	1.26
Net realized and unrealized gain (loss)(b)	18.05		(0.13)	5.49	8.02	8.33	3.56

Net increase from investment operations	18.85		1.60	7.01	9.47	9.70	4.82

Distributions(c)
From net investment income		(0.82)	(1.47)	(1.63)	(1.59)	(1.33)	(1.30)

Total distributions		(0.82)	(1.47)	(1.63)	(1.59)	(1.33)	(1.30)

Net asset value, end of period	$110.15		$92.12	$91.99	$86.61	$78.73	$70.36

Total Return
Based on net asset value	20.57	%(d)	1.91%	8.26%	12.16%	13.93%	7.39%

Ratios to Average Net Assets
Total expenses	0.15	%(e)	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	1.54	%(e)	1.93%	1.74%	1.75%	1.86%	1.94%

Supplemental Data
Net assets, end of period (000)	$881,222		$741,572	$377,167	$207,862	$181,087	$193,498

Portfolio turnover rate(f)	12	%(d)	29%	30%	17%	19%	23%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

74	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI USA Value Factor ETF
	Six Months Ended 01/31/21 (unaudited)		Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16

Net asset value, beginning of period	$72.97		$82.49	$85.39	$75.00	$64.38	$65.95

Net investment income(a)	1.11		2.37	2.23	1.84	1.68	1.62
Net realized and unrealized gain (loss)(b)	16.69		(9.65)	(2.92)	10.40	10.50	(1.59)

Net increase (decrease) from investment operations	17.80		(7.28)	(0.69)	12.24	12.18	0.03

Distributions(c)
From net investment income		(1.01)	(2.24)	(2.21)	(1.85)	(1.56)	(1.60)

Total distributions		(1.01)	(2.24)	(2.21)	(1.85)	(1.56)	(1.60)

Net asset value, end of period	$89.76		$72.97	$82.49	$85.39	$75.00	$64.38

Total Return
Based on net asset value	24.60	%(d)	(8.83)%	(0.68)%	16.47%	19.10%	0.18%

Ratios to Average Net Assets
Total expenses	0.15	%(e)	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	2.70	%(e)	3.04%	2.74%	2.24%	2.35%	2.64%

Supplemental Data
Net assets, end of period (000)	$10,604,656		$5,611,044	$3,485,258	$3,786,862	$2,373,707	$675,959

Portfolio turnover rate(f)	18	%(d)	33%	35%	18%	26%	81%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	75

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI Intl Momentum Factor (a)	Diversified
MSCI Intl Quality Factor(b)	Diversified
MSCI Intl Size Factor(c)	Diversified
MSCI Intl Value Factor(d)	Diversified
MSCI USA Momentum Factor(e)	Diversified
MSCI USA Quality Factor(f)	Diversified
MSCI USA Size Factor(g)	Diversified
MSCI USA Value Factor(h)	Diversified

(a)	Formerly the iShares Edge MSCI Intl Momentum Factor ETF.
(b)	Formerly the iShares Edge MSCI Intl Quality Factor ETF.
(c)	Formerly the iShares Edge MSCI Intl Size Factor ETF.
(d)	Formerly the iShares Edge MSCI Intl Value Factor ETF.
(e)	Formerly the iShares Edge MSCI USA Momentum Factor ETF.
(f)	Formerly the iShares Edge MSCI USA Quality Factor ETF.
(g)	Formerly the iShares Edge MSCI USA Size Factor ETF.
(h)	Formerly the iShares Edge MSCI USA Value Factor ETF.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the statement of operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2021, if any, are disclosed in the statement of assets and liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The statement of operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

76	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)   (continued)

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held

N O T E S T O F I N A N C I A L S T A T E M E N T S	77

Notes to Financial Statements (unaudited)   (continued)

companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s schedule of investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA as of January 31, 2021:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
MSCI Intl Value Factor
Citigroup Global Markets Inc.	$737,679	$737,679		$—	$—
Wells Fargo Bank, National Association	359,290	359,290		—	—

	$1,096,969	$1,096,969		$—	$—

MSCI USA Momentum Factor
Barclays Capital Inc.	$1,218,894	$1,218,894		$—	$—
BNP Paribas Prime Brokerage International Ltd.	327,802	327,802		—	—
BofA Securities, Inc.	76,197	76,197		—	—
Citigroup Global Markets Inc.	50,761,947	50,761,947		—	—
Credit Suisse Securities (USA) LLC	768,897	768,897		—	—
Goldman Sachs & Co.	5,885,902	5,885,902		—	—
HSBC Bank PLC	532,099	532,099		—	—
JPMorgan Securities LLC	231,789,310	231,789,310		—	—
SG Americas Securities LLC	44,972,199	44,972,199		—	—
UBS AG	34,326,469	34,326,469		—	—

	$370,659,716	$370,659,716		$—	$—

MSCI USA Quality Factor
Barclays Bank PLC	$5,525,796	$5,525,796		$—	$—
Barclays Capital Inc.	135,033	135,033		—	—
JPMorgan Securities LLC	5,397,703	5,397,703		—	—
SG Americas Securities LLC	3,118,492	3,118,492		—	—

	$14,177,024	$14,177,024		$—	$—

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Notes to Financial Statements (unaudited)   (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
MSCI USA Size Factor
Barclays Bank PLC	$108,632	$108,632		$—	$—
BNP Paribas Prime Brokerage International Ltd.	5,225,103	5,225,103		—	—
BNP Paribas Securities Corp.	392,944	392,944		—	—
BofA Securities, Inc.	1,443,497	1,443,497		—	—
Citigroup Global Markets Inc.	1,213,272	1,213,272		—	—
Credit Suisse Securities (USA) LLC	1,908,810	1,908,810		—	—
Goldman Sachs & Co.	126,084	126,084		—	—
HSBC Bank PLC	14,097	14,097		—	—
Jefferies LLC	998,648	998,648		—	—
JPMorgan Securities LLC	1,537,160	1,537,160		—	—
Mizuho Securities USA Inc.	1,655,470	1,655,470		—	—
Morgan Stanley & Co. LLC	980,022	980,022		—	—
SG Americas Securities LLC	798,934	798,934		—	—
State Street Bank & Trust Company	188,140	188,140		—	—
UBS AG	4,020,771	4,020,771		—	—

	$20,611,584	$20,611,584		$—	$—

MSCI USA Value Factor
Barclays Capital Inc.	$187,792	$187,792		$—	$—
BNP Paribas Prime Brokerage International Ltd.	1,381,671	1,381,671		—	—
BNP Paribas Securities Corp.	1,477,195	1,477,195		—	—
BofA Securities, Inc.	201,650	201,650		—	—
Citigroup Global Markets Inc.	22,037,531	22,037,531		—	—
Goldman Sachs & Co.	1,120,494	1,120,494		—	—
HSBC Bank PLC	9,111,250	9,111,250		—	—
JPMorgan Securities LLC	14,732,302	14,732,302		—	—
National Financial Services LLC	1,153,588	1,153,588		—	—
SG Americas Securities LLC	5,078,909	5,078,909		—	—
State Street Bank & Trust Company	2,518	2,518		—	—

	$56,484,900	$56,484,900		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the statement of assets and liabilities.

Securities deposited as initial margin are designated in the schedule of investments and cash deposited, if any, are shown as cash pledged for futures contracts in the statement of assets and liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

N O T E S T O F I N A N C I A L S T A T E M E N T S	79

Notes to Financial Statements (unaudited)   (continued)

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
MSCI Intl Momentum Factor	0.30%
MSCI Intl Quality Factor	0.30
MSCI Intl Size Factor	0.30
MSCI Intl Value Factor	0.30
MSCI USA Momentum Factor	0.15
MSCI USA Quality Factor	0.15
MSCI USA Size Factor	0.15
MSCI USA Value Factor	0.15

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each of iShares MSCI USA Momentum Factor ETF, iShares MSCI USA Quality Factor ETF, iShares MSCI USA Size Factor ETF and iShares MSCI USA Value Factor ETF (the “Group 1 Funds”), retains 77% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Pursuant to the current securities lending agreement, each of iShares MSCI Intl Momentum Factor ETF, iShares MSCI Intl Quality Factor ETF, iShares MSCI Intl Size Factor ETF and iShares MSCI Intl Value Factor ETF (the “Group 2 Funds”), retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold: (1) each Group 1 Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) each Group 2 Fund will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2021, each Group 1 Fund retained 75% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees. Each Group 2 Fund retained 82% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in a calendar year exceeded a specified threshold: (1) each Group 1 Fund, pursuant to the securities lending agreement, retained for the remainder of that calendar year 80% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) each Group 2 Fund, pursuant to the securities lending agreement, retained for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended January 31, 2021, the Funds paid BTC the following amounts for securities lending agent services:

80	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)   (continued)

iShares ETF	Fees Paid to BTC
MSCI Intl Momentum Factor	$691
MSCI Intl Quality Factor	2,601
MSCI Intl Size Factor	362
MSCI Intl Value Factor	1,754
MSCI USA Momentum Factor	135,259
MSCI USA Quality Factor	27,526
MSCI USA Size Factor	11,259
MSCI USA Value Factor	38,234

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended January 31, 2021, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
MSCI Intl Momentum Factor	$61,696,749	$106,830,225	$(3,338,617)
MSCI Intl Quality Factor	121,379,979	154,020,863	(8,858,269)
MSCI Intl Value Factor	20,150,430	22,593,865	(3,809,486)
MSCI USA Momentum Factor	505,429,177	573,407,204	18,705,219
MSCI USA Quality Factor	257,904,853	578,595,191	(30,581,518)
MSCI USA Size Factor	34,643,756	31,947,000	1,166,376
MSCI USA Value Factor	386,514,615	169,468,136	13,825,679

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended January 31, 2021, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
MSCI Intl Momentum Factor	$327,165,667	$210,034,120
MSCI Intl Quality Factor	607,044,145	394,077,399
MSCI Intl Size Factor	3,544,990	3,531,753
MSCI Intl Value Factor	69,653,662	61,678,848
MSCI USA Momentum Factor	4,928,479,568	4,933,120,004
MSCI USA Quality Factor	4,165,664,887	4,130,340,550
MSCI USA Size Factor	99,796,880	99,775,003
MSCI USA Value Factor	1,428,325,078	1,428,293,555

For the six months ended January 31, 2021, purchases and sales related to in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI Intl Momentum Factor	$212,706,252	$105,024,470
MSCI Intl Quality Factor	750,949,518	154,183,145
MSCI Intl Size Factor	5,210,243	—
MSCI Intl Value Factor	59,884,804	23,611,932
MSCI USA Momentum Factor	3,624,334,852	1,778,583,099
MSCI USA Quality Factor	4,182,235,246	6,277,767,871
MSCI USA Size Factor	671,590,161	676,332,681
MSCI USA Value Factor	3,938,354,481	551,322,918

N O T E S T O F I N A N C I A L S T A T E M E N T S	81

Notes to Financial Statements (unaudited)   (continued)

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of July 31, 2020, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
MSCI Intl Momentum Factor	$32,197,315
MSCI Intl Quality Factor	57,050,216
MSCI Intl Size Factor	655,781
MSCI Intl Value Factor	19,497,020
MSCI USA Momentum Factor	1,214,048,890
MSCI USA Quality Factor	596,125,811
MSCI USA Size Factor	36,024,571
MSCI USA Value Factor	422,851,799

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of January 31, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Intl Momentum Factor	$581,556,071	$127,444,228	$(5,274,236)	$122,169,992
MSCI Intl Quality Factor	2,352,902,841	435,703,457	(23,515,684)	412,187,773
MSCI Intl Size Factor	24,857,966	4,878,649	(453,880)	4,424,769
MSCI Intl Value Factor	559,699,962	58,963,075	(33,936,852)	25,026,223
MSCI USA Momentum Factor	11,558,305,687	3,351,551,988	(139,143,943)	3,212,408,045
MSCI USA Quality Factor	16,651,356,033	3,043,061,111	(535,009,955)	2,508,051,156
MSCI USA Size Factor	892,944,015	49,177,323	(39,832,044)	9,345,279
MSCI USA Value Factor	9,518,623,663	1,304,226,245	(184,003,045)	1,120,223,200

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or

82	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)   (continued)

industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the schedule of investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the schedule of investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

N O T E S T O F I N A N C I A L S T A T E M E N T S	83

Notes to Financial Statements (unaudited)   (continued)

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 01/31/21		Year Ended 07/31/20
iShares ETF	Shares	Amount	Shares	Amount

MSCI Intl Momentum Factor
Shares sold	9,600,000	$331,575,068	7,100,000	$213,536,695
Shares redeemed	(3,000,000)	(107,558,457)	(400,000)	(11,435,350)

Net increase	6,600,000	$224,016,611	6,700,000	$202,101,345

MSCI Intl Quality Factor
Shares sold	28,700,000	$961,377,624	29,800,000	$873,250,471
Shares redeemed	(4,500,000)	(154,173,132)	(2,800,000)	(85,091,978)

Net increase	24,200,000	$807,204,492	27,000,000	$788,158,493

MSCI Intl Size Factor
Shares sold	200,000	$5,321,608	800,000	$19,787,095
Shares redeemed	—	—	(200,000)	(5,596,979)

Net increase	200,000	$5,321,608	600,000	$14,190,116

MSCI Intl Value Factor
Shares sold	3,200,000	$69,355,769	12,200,000	$248,181,481
Shares redeemed	(1,200,000)	(24,915,586)	(2,400,000)	(52,045,062)

Net increase	2,000,000	$44,440,183	9,800,000	$196,136,419

MSCI USA Momentum Factor
Shares sold	23,350,000	$3,631,698,247	45,600,000	$5,607,981,469
Shares redeemed	(11,550,000)	(1,782,033,545)	(53,850,000)	(6,412,793,514)

Net increase (decrease)	11,800,000	$1,849,664,702	(8,250,000)	$(804,812,045)

MSCI USA Quality Factor
Shares sold	37,850,000	$4,203,490,903	118,550,000	$11,073,719,211
Shares redeemed	(55,900,000)	(6,308,929,213)	(48,850,000)	(4,611,334,189)

Net increase (decrease)	(18,050,000)	$(2,105,438,310)	69,700,000	$6,462,385,022

MSCI USA Size Factor
Shares sold	6,400,000	$674,753,598	17,750,000	$1,630,851,951
Shares redeemed	(6,450,000)	(679,795,447)	(13,800,000)	(1,177,277,411)

Net increase (decrease)	(50,000)	$(5,041,849)	3,950,000	$453,574,540

MSCI USA Value Factor
Shares sold	48,150,000	$3,958,423,923	50,600,000	$3,779,102,131
Shares redeemed	(6,900,000)	(554,914,250)	(15,950,000)	(1,179,784,052)

Net increase	41,250,000	$3,403,509,673	34,650,000	$2,599,318,079

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares MSCI Intl Momentum Factor ETF, iShares MSCI Intl Quality Factor ETF, iShares MSCI Intl Size Factor ETF, iShares MSCI Intl Value Factor ETF, iShares MSCI USA Momentum Factor ETF, iShares MSCI USA Quality Factor ETF,iShares MSCI USA Size Factor ETF and iShares MSCI USA Value Factor ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 2, 2020 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2019 through September 30, 2020 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and closures in certain countries and the impact of the coronavirus outbreak on the Funds and the overall market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a Fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following enhancements to the Program: (1) certain single country emerging market ETFs were added to a $300 million credit agreement with State Street Bank and Trust Company; and (2) certain updates were made to the RATS and HLIM calculation methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	85

Supplemental Information (unaudited)

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by the third quarter of 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities so that a failure to comply with the limits would result in a statutory violation and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

January 31, 2021

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI Intl Momentum Factor (a)	$0.135543	$—	$0.005230	$0.140773	96%	—%	4%	100%
MSCI Intl Quality Factor(a)	0.218687	—	0.009633	0.228320	96	—	4	100
MSCI Intl Size Factor(a)	0.237712	—	0.027794	0.265506	90	—	10	100
MSCI Intl Value Factor(a)	0.221916	—	0.037894	0.259810	85	—	15	100
MSCI USA Momentum Factor(a)	0.491924	—	0.057388	0.549312	90	—	10	100
MSCI USA Quality Factor(a)	0.795051	—	0.054336	0.849387	94	—	6	100
MSCI USA Size Factor(a)	0.683762	—	0.132178	0.815940	84	—	16	100
MSCI USA Value Factor(a)	0.913612	—	0.100268	1.013880	90	—	10	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

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General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at ishares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	87

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

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Want to know more?

iShares.com   |   1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2021 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-109-0121

JANUARY 31, 2021

2021 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares MSCI Global Multifactor ETF | ACWF | NYSE Arca
•	iShares MSCI Intl Multifactor ETF | INTF | NYSE Arca
•	iShares MSCI Intl Small-Cap Multifactor ETF | ISCF | NYSE Arca
•	iShares MSCI USA Mid-Cap Multifactor ETF | MIDF | NYSE Arca
•	iShares MSCI USA Multifactor ETF | LRGF | NYSE Arca
•	iShares MSCI USA Small-Cap Multifactor ETF | SMLF | NYSE Arca

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of January 31, 2021 has been a time of sudden change, as the emergence and spread of the coronavirus (or “COVID-19”) led to a vast disruption in the global economy and financial markets. The threat from the virus became increasingly apparent throughout February and March 2020, and countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point of the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs late in the reporting period following a series of successful vaccine trials and passage of additional stimuli. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities from developed economies grew at a more modest pace, lagging emerging market stocks, which rebounded sharply.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment and posted positive returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) dropped to historic lows. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

Following the coronavirus outbreak, the Fed instituted two emergency interest rate cuts, pushing short-term interest rates, already low as the year began, close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to accelerate as vaccination efforts continue to ramp up. Significant additional U.S. stimulus spending in early 2021 is being negotiated in Congress, which would provide a solid tailwind for economic growth. Inflation should increase somewhat as the expansion continues, but a shift in central bank policy means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the equity expansion.

Overall, we favor a positive stance toward risk, with an overweight in both equities and credit. We see U.S. and Asian equities benefiting from structural growth trends in tech, while emerging markets should be particularly helped by a vaccine-led economic expansion. In credit, rising inflation should provide tailwinds for inflation-protected bonds, and Euro area peripherals and Asian bonds also present attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of January 31, 2021

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	14.47%	17.25%

U.S. small cap equities (Russell 2000® Index)	40.89	30.17

International equities (MSCI Europe, Australasia, Far East Index)	17.58	8.94

Emerging market equities (MSCI Emerging Markets Index)	24.07	27.89

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.06	0.54

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(4.56)	4.91

U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(0.91)	4.72

Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.06	3.85

U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	6.72	7.38

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of January 31, 2021	iShares® MSCI Global Multifactor ETF

Investment Objective

The iShares MSCI Global Multifactor ETF (the “Fund”) (formerly the iShares Edge MSCI Multifactor Global ETF) seeks to track the investment results of an index composed of large- and mid-capitalization developed and emerging market stocks that have favorable exposure to target style factors subject to constraints, as represented by the MSCI ACWI Diversified Multiple-Factor Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	16.18%	13.20%	11.70%	7.25%	13.20%	73.90%	49.71%
Fund Market	16.90	13.78	11.69	7.32	13.78	73.78	50.22
Index	16.05	13.49	11.84	7.46	13.49	74.97	51.33

The inception date of the Fund was 4/28/15. The first day of secondary market trading was 4/30/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,161.80	$1.91		$1,000.00	$1,023.40	$1.79		0.35%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Information Technology	28.8%
Health Care	16.7
Consumer Discretionary	13.3
Industrials	11.5
Materials	9.8
Financials	8.3
Consumer Staples	4.8
Communication Services	3.6
Utilities	1.6
Real Estate	1.2
Energy	0.4

(a)	Excludes money market funds.

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
United States	58.2%
China	8.6
Japan	4.2
Canada	3.2
United Kingdom	2.9
Australia	2.7
Netherlands	2.6
India	2.5
Switzerland	1.9
South Korea	1.9

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Fund Summary as of January 31, 2021	iShares® MSCI Intl Multifactor ETF

Investment Objective

The iShares MSCI Intl Multifactor ETF (the “Fund”) (formerly the iShares Edge MSCI Multifactor Intl ETF) seeks to track the investment results of an index composed of global developed market large- and mid-capitalization stocks, excluding the U.S., that have favorable exposure to target style factors subject to constraints, as represented by the MSCI World ex USA Diversified Multiple-Factor Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	14.29%	4.75%	6.88%	4.01%	4.75%	39.50%	25.42%
Fund Market	14.42	5.25	6.54	3.96	5.25	37.28	25.08
Index	14.26	4.75	7.06	4.13	4.75	40.63	26.21

The inception date of the Fund was 4/28/15. The first day of secondary market trading was 4/30/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,142.90	$1.62		$1,000.00	$1,023.70	$1.53		0.30%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments	(a)
Industrials	18.3%
Information Technology	14.3
Materials	14.0
Health Care	13.5
Financials	12.9
Consumer Discretionary	9.9
Consumer Staples	5.9
Communication Services	4.4
Utilities	3.1
Real Estate	3.0
Energy	0.7

(a)	Excludes money market funds.

TEN LARGEST GEOGRAPHIC ALLOCATION
Country/Geographic Region	Percent of Total Investments	(a)
Japan	21.0%
United Kingdom	11.3
Canada	11.2
Australia	10.1
Netherlands	9.0
Switzerland	7.6
France	6.3
Denmark	5.7
Sweden	5.0
Germany	3.6

F U N D S U M M A R Y	5

Fund Summary as of January 31, 2021	iShares® MSCI Intl Small-Cap Multifactor ETF

Investment Objective

The iShares MSCI Intl Small-Cap Multifactor ETF (the “Fund”) (formerly the iShares Edge MSCI Multifactor Intl Small-Cap ETF) seeks to track the investment results of an index composed of global developed market small-capitalization stocks, excluding the U.S., that have favorable exposure to target style factors subject to constraints, as represented by the MSCI World ex USA Small Cap Diversified Multiple-Factor Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	19.11%	10.60%	10.54%	7.69%	10.60%	65.04%	53.29%
Fund Market	19.17	11.21	10.30	7.70	11.21	63.23	53.32
Index	19.39	11.02	10.83	7.99	11.02	67.22	55.62

The inception date of the Fund was 4/28/15. The first day of secondary market trading was 4/30/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,191.10	$ 2.21		$ 1,000.00	$ 1,023.20	$ 2.04		0.40%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Industrials	18.9%
Information Technology	16.0
Consumer Discretionary	13.2
Health Care	11.9
Materials	10.9
Real Estate	9.3
Financials	7.8
Consumer Staples	4.4
Communication Services	3.6
Energy	2.1
Utilities	1.9

(a)	Excludes money market funds.

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
Japan	26.4%
United Kingdom	16.7
Canada	10.4
Australia	10.2
Netherlands	7.1
Switzerland	6.6
Sweden	4.2
Hong Kong	3.9
Germany	3.8
France	3.4

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Fund Summary as of January 31, 2021	iShares® MSCI USA Mid-Cap Multifactor ETF

Investment Objective

The iShares MSCI USA Mid-Cap Multifactor ETF (the “Fund”) (formerly the iShares Edge MSCI Multifactor USA Mid-Cap ETF) seeks to track the investment results of an index composed of U.S. mid-capitalization stocks that have favorable exposure to target style factors subject to constraints, as represented by the MSCI USA Mid Cap Diversified Multiple-Factor Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	19.84%	16.22%	15.90%	16.22%	27.82%
Fund Market	20.06	16.52	16.06	16.52	28.10
Index	20.02	16.36	16.22	16.36	28.26

The inception date of the Fund was 6/4/19. The first day of secondary market trading was 6/6/19.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$1,198.40	$1.39		$1,000.00	$1,023.90	$1.28		0.25%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments	(a)
Information Technology	29.7%
Health Care	16.1
Consumer Discretionary	12.9
Industrials	11.9
Financials	7.4
Materials	6.2
Communication Services	5.4
Utilities	4.1
Real Estate	2.9
Consumer Staples	2.6
Energy	0.8

TEN LARGEST HOLDINGS
Security	Percent of Total Investments	(a)
Cadence Design Systems Inc.	1.9%
Skyworks Solutions Inc.	1.8
IAC/InterActiveCorp.	1.8
Keysight Technologies Inc.	1.7
Carrier Global Corp.	1.6
Maxim Integrated Products Inc.	1.5
Qorvo Inc.	1.5
DR Horton Inc.	1.5
NetApp Inc.	1.5
West Pharmaceutical Services Inc.	1.5

(a)	Excludes money market funds

F U N D S U M M A R Y	7

Fund Summary as of January 31, 2021	iShares® MSCI USA Multifactor ETF

Investment Objective

The iShares MSCI USA Multifactor ETF (the “Fund”) (formerly the iShares Edge MSCI Multifactor USA ETF) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks that have favorable exposure to target style factors subject to constraints, as represented by the MSCI USA Diversified Multiple-Factor Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	16.81%	12.87%	13.12%	9.40%	12.87%	85.22%	67.81%
Fund Market	16.81	12.87	13.11	9.39	12.87	85.14	67.80
Index	16.93	13.05	13.36	9.65	13.05	87.18	69.90

The inception date of the Fund was 4/28/15. The first day of secondary market trading was 4/30/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,168.10	$1.09		$1,000.00	$1,024.20	$1.02		0.20%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments	(a)
Information Technology	32.3%
Health Care	16.3
Consumer Discretionary	12.9
Industrials	10.8
Communication Services	6.6
Financials	4.7
Materials	4.7
Utilities	4.2
Consumer Staples	4.1
Real Estate	3.2
Energy	0.2

TEN LARGEST HOLDINGS
Security	Percent of Total Investments	(a)
Apple Inc.	4.5%
Intel Corp.	3.0
Microsoft Corp.	2.8
Micron Technology Inc.	2.6
Walmart Inc.	2.4
Target Corp.	2.3
Amazon.com Inc.	2.1
Activision Blizzard Inc.	2.1
Anthem Inc.	2.0
Regeneron Pharmaceuticals Inc.	1.5

(a)	Excludes money market funds.

8	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of January 31, 2021	iShares® MSCI USA Small-Cap Multifactor ETF

Investment Objective

The iShares MSCI USA Small-Cap Multifactor ETF (the “Fund”) (formerly the iShares Edge MSCI Multifactor USA Small-Cap ETF) seeks to track the investment results of an index composed of U.S. small-capitalization stocks that have favorable exposure to target style factors subject to constraints, as represented by the MSCI USA Small Cap Diversified Multiple-Factor Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	27.79%	15.20%	12.81%	9.42%	15.20%	82.72%	67.98%
Fund Market	27.71	15.07	12.80	9.40	15.07	82.60	67.87
Index	28.02	15.67	13.23	9.80	15.67	86.09	71.29

The inception date of the Fund was 4/28/15. The first day of secondary market trading was 4/30/15.

Certain sectors and markets performed exceptionally well based on market conditions during the six month period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,277.90	$1.72		$1,000.00	$1,023.70	$1.53		0.30%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Health Care	21.9%
Information Technology	18.9
Consumer Discretionary	17.3
Industrials	14.9
Financials	11.1
Real Estate	4.5
Materials	3.5
Consumer Staples	3.5
Communication Services	2.0
Energy	1.5
Utilities	0.9

TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)
Williams-Sonoma Inc.	1.2%
Quidel Corp.	1.1
Amedisys Inc.	1.1
Boston Beer Co. Inc. (The), Class A	1.0
Lithia Motors Inc., Class A	1.0
Chemed Corp.	1.0
Deckers Outdoor Corp.	1.0
Ciena Corp.	0.9
Encompass Health Corp.	0.9
Builders FirstSource Inc.	0.9

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2021	iShares® MSCI Global Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.7%
AGL Energy Ltd.	8,533	$75,094
Aurizon Holdings Ltd.	32,860	93,284
BHP Group PLC	31,270	863,737
BlueScope Steel Ltd.	7,473	95,121
Evolution Mining Ltd.	26,129	94,825
Fortescue Metals Group Ltd.	25,758	430,632
Magellan Financial Group Ltd.	2,226	81,843
Medibank Pvt Ltd.	37,365	83,711
REA Group Ltd.	1,166	131,222
Rio Tinto Ltd.	5,141	435,110

		2,384,579

Belgium — 0.4%
Etablissements Franz Colruyt NV	1,197	73,963
Proximus SADP	1,802	38,049
Sofina SA	212	68,768
UCB SA	2,014	209,251

		390,031

Brazil — 0.6%
BB Seguridade Participacoes SA	15,900	80,552
Cia. de Saneamento Basico do Estado de Sao Paulo	5,700	42,668
Hypera SA	10,600	62,690
Sul America SA	11,362	83,054
Telefonica Brasil SA	5,300	43,878
TIM SA	21,217	51,685
TOTVS SA	10,600	55,138
WEG SA	10,600	162,677

		582,342

Canada — 3.2%
Atco Ltd., Class I, NVS	636	18,227
B2Gold Corp.	18,603	92,036
Canadian Apartment Properties REIT	1,280	51,302
CGI Inc.(a)	3,233	259,409
CI Financial Corp.	4,611	57,319
Constellation Software Inc.	318	387,784
Empire Co. Ltd., Class A, NVS	3,127	86,482
Hydro One Ltd.(b)	4,929	114,326
iA Financial Corp. Inc.	1,590	70,921
Kinross Gold Corp.	18,550	129,674
Kirkland Lake Gold Ltd.	4,081	156,985
Loblaw Companies Ltd.	2,226	107,601
Lundin Mining Corp.	11,554	103,108
Magna International Inc.	4,505	317,602
Open Text Corp.	3,922	175,860
Ritchie Bros Auctioneers Inc.	1,855	109,649
Thomson Reuters Corp.	1,219	99,499
Topicus.com Inc.(a)(c)	591	22,207
Wheaton Precious Metals Corp.	6,572	270,196
WSP Global Inc.	1,484	138,357
Yamana Gold Inc.	15,476	72,325

		2,840,869

Chile — 0.0%
Colbun SA	118,906	20,573

China — 8.6%
51job Inc., ADR(a)	530	34,906
Anhui Conch Cement Co. Ltd., Class A	3,600	28,189
Anhui Conch Cement Co. Ltd., Class H	26,500	157,041
Anhui Gujing Distillery Co. Ltd., Class B	5,201	78,144

Security	Shares	Value

China (continued)
Autohome Inc., ADR	1,060	$116,844
AviChina Industry & Technology Co. Ltd., Class H	53,000	39,713
Beijing Enlight Media Co. Ltd., Class A	10,600	21,557
Beijing Yanjing Brewery Co. Ltd., Class A	26,500	26,987
Bosideng International Holdings Ltd.	106,000	47,027
BYD Electronic International Co. Ltd.	18,000	124,661
C&S Paper Co. Ltd., Class A	10,600	38,604
Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	7,300	46,078
China Conch Venture Holdings Ltd.	26,500	126,282
China Construction Bank Corp., Class H	1,431,000	1,085,174
China Longyuan Power Group Corp. Ltd., Class H	53,000	77,649
China National Building Material Co. Ltd., Class H	74,000	88,660
China Railway Group Ltd., Class H	106,000	48,257
China Renewable Energy Investment Ltd.(a)(c)	659	0	(d)
China Resources Gas Group Ltd.	22,000	110,087
China Resources Pharmaceutical Group Ltd.(b)	26,500	13,944
China Shenhua Energy Co. Ltd., Class H	53,000	98,292
China Traditional Chinese Medicine Holdings Co. Ltd.	106,000	58,784
China Yuhua Education Corp. Ltd.(b)	106,000	92,960
Country Garden Services Holdings Co. Ltd.	30,000	245,104
Dali Foods Group Co. Ltd.(b)	106,000	63,842
Far East Horizon Ltd.	53,000	54,683
Fosun International Ltd.	53,000	80,657
Fuyao Glass Industry Group Co. Ltd., Class A	10,600	97,087
GF Securities Co. Ltd., Class H	53,000	77,512
Great Wall Motor Co. Ltd., Class H	53,000	166,098
GSX Techedu Inc., ADR(a)(e)	1,202	126,222
Guangdong Haid Group Co. Ltd., Class A	5,300	54,147
Guangdong Investment Ltd.	76,000	133,498
Hansoh Pharmaceutical Group Co. Ltd.(a)(b)	8,000	43,746
Henan Shuanghui Investment & Development Co. Ltd., Class A	6,800	49,604
Hualan Biological Engineering Inc., Class A	5,340	38,125
Hundsun Technologies Inc., Class A	6,940	104,644
Jiangsu King’s Luck Brewery JSC Ltd., Class A	5,300	45,886
Jiangxi Copper Co. Ltd., Class H	53,000	87,492
JOYY Inc.(e)	954	87,806
Kaisa Group Holdings Ltd.	106,000	49,078
Kingboard Holdings Ltd.	26,500	108,511
Kingboard Laminates Holdings Ltd.	26,500	42,857
Kingdee International Software Group Co. Ltd.	49,000	197,799
Kingfa Sci & Tech Co. Ltd., Class A	15,900	69,236
Kingsoft Corp. Ltd.	3,000	23,214
KWG Group Holdings Ltd.	26,500	35,270
Lee & Man Paper Manufacturing Ltd.	55,000	48,447
Lenovo Group Ltd.	106,000	124,813
Li Ning Co. Ltd.	26,500	165,927
Logan Group Co. Ltd.	53,000	79,426
Nine Dragons Paper Holdings Ltd.	53,000	82,024
Noah Holdings Ltd.(a)(e)	1,537	73,161
PICC Property & Casualty Co. Ltd., Class H	150,000	109,494
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	31,800	55,038
Shenergy Co. Ltd., Class A	47,700	37,839
Shenzhen International Holdings Ltd.	26,500	43,678
Shenzhou International Group Holdings Ltd.	15,900	311,895
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	5,300	20,125
Shimao Group Holdings Ltd.	26,500	77,068
SINA Corp.(a)(e)	1,643	68,710
Sinolink Securities Co. Ltd., Class A	21,200	46,832
Sinopharm Group Co. Ltd., Class H	21,200	51,784

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI Global Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Sinotruk Hong Kong Ltd.	26,500	$82,707
Sun Art Retail Group Ltd.	53,000	55,024
Vipshop Holdings Ltd., ADR(a)	7,049	193,284
Want Want China Holdings Ltd.	159,000	114,423
Weichai Power Co. Ltd., Class H	45,000	132,902
Wens Foodstuffs Group Co. Ltd., Class A	15,980	42,073
Wharf Holdings Ltd. (The)	33,000	72,947
Xinyi Solar Holdings Ltd.	82,000	179,782
Yanzhou Coal Mining Co. Ltd., Class A	21,200	28,600
Yifan Pharmaceutical Co. Ltd., Class A	10,600	30,015
Yihai International Holding Ltd.	7,000	115,285
Yuexiu Property Co. Ltd.	318,000	62,338
Yum China Holdings Inc.	6,307	357,670
Zhengzhou Yutong Bus Co. Ltd., Class A	21,200	45,878
Zhuzhou CRRC Times Electric Co. Ltd., Class H	10,600	53,315
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	53,000	72,591

		7,677,053

Denmark — 0.3%
AP Moller - Maersk A/S, Class A	53	100,858
Pandora A/S	1,484	143,794
ROCKWOOL International A/S, Class B	159	60,307

		304,959

Finland — 0.1%
Orion OYJ, Class B	1,908	87,714

France — 1.8%
Arkema SA	1,007	111,942
Atos SE(a)	1,552	119,693
BioMerieux	630	97,587
Cie. Generale des Etablissements Michelin SCA	2,269	313,978
Faurecia SE(a)	1,213	63,884
Iliad SA	212	39,316
Ipsen SA	689	60,311
La Francaise des Jeux SAEM(b)	1,643	70,761
Sartorius Stedim Biotech	442	185,260
STMicroelectronics NV	9,964	402,742
Ubisoft Entertainment SA(a)	1,378	137,948

		1,603,422

Germany — 0.7%
Brenntag AG	2,385	187,587
Evonik Industries AG	2,809	92,756
HelloFresh SE(a)	2,279	193,259
LANXESS AG	1,272	96,059
Rational AG	78	75,194

		644,855

Greece — 0.0%
FF Group(a)(c)	165	2

Hong Kong — 0.9%
CK Asset Holdings Ltd.	39,000	195,909
CK Hutchison Holdings Ltd.	40,500	280,487
Hang Lung Properties Ltd.	25,000	66,741
Swire Properties Ltd.	31,800	92,482
WH Group Ltd.(b)	159,000	129,187

		764,806

India — 2.5%
ACC Ltd.	1,484	32,622
Apollo Hospitals Enterprise Ltd.	1,537	53,956

Security	Shares	Value

India (continued)
Aurobindo Pharma Ltd.	5,088	$63,129
Balkrishna Industries Ltd.	2,014	43,845
Cipla Ltd.	6,837	77,394
Colgate-Palmolive India Ltd.	2,067	45,422
Divi’s Laboratories Ltd.	1,599	73,854
Dr. Reddy’s Laboratories Ltd.	1,802	113,680
GAIL India Ltd.	32,090	55,111
HCL Technologies Ltd.	15,847	198,522
HDFC Asset Management Co. Ltd.(b)	553	21,803
Hero MotoCorp Ltd.	1,643	73,324
Info Edge India Ltd.	1,325	79,253
Infosys Ltd.	51,357	872,175
Ipca Laboratories Ltd.	1,537	39,016
Jubilant Foodworks Ltd.	1,590	56,447
Larsen & Toubro Infotech Ltd.(b)	954	51,831
Lupin Ltd.	3,551	49,040
Petronet LNG Ltd.	10,547	34,260
REC Ltd.	14,575	26,469
Tech Mahindra Ltd.	8,374	110,345
Wipro Ltd.	14,999	85,911

		2,257,409

Indonesia — 0.1%
Ace Hardware Indonesia Tbk PT	651,900	72,485
Adaro Energy Tbk PT	302,100	25,839

		98,324

Ireland — 0.6%
Horizon Therapeutics PLC(a)	3,286	238,169
STERIS PLC	1,378	257,838

		496,007

Italy — 0.1%
DiaSorin SpA	424	93,030
Telecom Italia SpA/Milano	81,249	34,884

		127,914

Japan — 4.2%
AGC Inc.	5,300	183,762
Alfresa Holdings Corp.	5,300	105,550
Amada Co. Ltd.	8,500	95,396
Azbil Corp.	1,900	96,910
Brother Industries Ltd.	5,700	126,637
Fujitsu Ltd.	3,000	459,048
Iida Group Holdings Co. Ltd.	5,300	116,788
Kajima Corp.	7,500	100,363
Medipal Holdings Corp.	5,700	116,564
Mitsubishi UFJ Lease & Finance Co. Ltd.	15,900	77,757
NEC Corp.	4,900	266,775
NGK Spark Plug Co. Ltd.	5,300	98,310
Nippon Telegraph & Telephone Corp.	19,500	487,616
Nitto Denko Corp.	2,400	217,088
Obayashi Corp.	10,600	88,692
Oji Holdings Corp.	10,600	63,988
Seiko Epson Corp.	5,300	89,755
Sekisui Chemical Co. Ltd.	5,300	95,374
Stanley Electric Co. Ltd.	4,000	124,934
Teijin Ltd.	5,300	96,842
TIS Inc.	5,300	117,952
Tohoku Electric Power Co. Inc.	10,600	90,818
Toppan Printing Co. Ltd.	5,300	75,327
Tosoh Corp.	5,300	91,021
Toyo Suisan Kaisha Ltd.	1,300	64,072

12	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI Global Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Yamada Holdings Co. Ltd.	15,900	$80,947
Yamazaki Baking Co. Ltd.	5,300	97,450

		3,725,736

Kuwait — 0.1%
Mobile Telecommunications Co. KSC	47,064	98,387

Malaysia — 0.1%
Sime Darby Bhd	37,100	20,190
Supermax Corp. Bhd(a)(e)	42,989	72,313

		92,503

Mexico — 0.0%
Megacable Holdings SAB de CV, CPO	5,300	19,425

Netherlands — 2.6%
Aegon NV	26,924	111,279
Koninklijke Ahold Delhaize NV	16,059	460,243
Koninklijke KPN NV	53,477	167,361
Koninklijke Philips NV(a)	8,745	477,615
Koninklijke Vopak NV	1,060	53,688
NN Group NV	4,346	181,102
Randstad NV(a)	1,810	113,159
Stellantis NV	16,536	251,723
Stellantis NV New(a)	14,495	220,371
Wolters Kluwer NV	3,869	321,699

		2,358,240

New Zealand — 0.3%
Fisher & Paykel Healthcare Corp. Ltd.	9,063	226,258

Philippines — 0.1%
Globe Telecom Inc.	650	26,242
PLDT Inc.	1,855	50,661

		76,903

Poland — 0.0%
Polskie Gornictwo Naftowe i Gazownictwo SA	25,811	39,154

Qatar — 0.1%
Barwa Real Estate Co.	21,842	19,734
Ooredoo QPSC	23,764	54,115
Qatar Electricity & Water Co. QSC	9,821	47,790

		121,639

Russia — 0.0%
Inter RAO UES PJSC	583,000	40,562

Saudi Arabia — 0.4%
Abdullah Al Othaim Markets Co.	1,749	58,195
Advanced Petrochemical Co.	2,279	38,887
Bupa Arabia for Cooperative Insurance Co.(a)	1,484	46,292
Etihad Etisalat Co.(a)	8,162	62,454
Jarir Marketing Co.	1,113	51,870
SABIC Agri-Nutrients Co.	3,180	78,679
Saudi Cement Co.	2,279	40,102

		376,479

Singapore — 0.2%
BOC Aviation Ltd.(b)	5,300	43,302
Singapore Exchange Ltd.	15,800	117,866

		161,168

South Africa — 0.9%
African Rainbow Minerals Ltd.	2,597	47,321
AngloGold Ashanti Ltd	6,466	155,352
Aspen Pharmacare Holdings Ltd.(a)	4,028	38,288

Security	Shares	Value

South Africa (continued)
Gold Fields Ltd.	13,091	$129,453
Harmony Gold Mining Co. Ltd.(a)	11,024	51,097
Impala Platinum Holdings Ltd.	11,978	164,863
Kumba Iron Ore Ltd.	1,113	44,973
Mr. Price Group Ltd.	4,929	56,607
Reinet Investments SCA	3,719	65,444
Tiger Brands Ltd.	2,491	32,975

		786,373

South Korea — 1.9%
CJ CheilJedang Corp.	212	80,737
Coway Co. Ltd.(a)	901	56,141
E-MART Inc.	424	62,163
GS Engineering & Construction Corp.	1,537	52,420
Hankook Tire & Technology Co. Ltd.	1,908	70,190
Hyundai Mobis Co. Ltd.	1,060	300,867
Kia Motors Corp.	3,975	293,168
Kumho Petrochemical Co. Ltd.	371	82,087
LG Electronics Inc.	1,537	210,228
LG Innotek Co. Ltd.	212	37,904
POSCO	1,007	221,007
S-1 Corp.	583	42,112
Seegene Inc.	265	39,089
SK Telecom Co. Ltd.	530	115,609

		1,663,722

Sweden — 1.1%
Boliden AB	4,028	132,969
Evolution Gaming Group AB(b)	1,908	186,802
Husqvarna AB, Class B	6,148	76,494
ICA Gruppen AB	1,590	80,029
Industrivarden AB, Class A(a)	1,855	62,750
Kinnevik AB, Class B	3,710	182,949
L E Lundbergforetagen AB, Class B(a)	1,242	65,629
Svenska Cellulosa AB SCA, Class B(a)	9,451	167,282

		954,904

Switzerland — 1.9%
Adecco Group AG, Registered	2,332	146,379
Kuehne + Nagel International AG, Registered	795	181,503
Logitech International SA, Registered	2,438	254,488
Roche Holding AG, NVS	2,226	768,566
Sonova Holding AG, Registered(a)	848	205,327
Swatch Group AG (The), Bearer	583	168,425

		1,724,688

Taiwan — 1.8%
Accton Technology Corp.	8,000	76,993
Asustek Computer Inc.	15,000	153,468
Compal Electronics Inc.	159,000	121,795
Foxconn Technology Co. Ltd.	43,000	114,861
Inventec Corp.	106,000	88,010
Lite-On Technology Corp.	53,000	103,909
Novatek Microelectronics Corp.	13,000	182,912
Pegatron Corp.	31,000	86,792
Phison Electronics Corp.	4,000	54,138
Pou Chen Corp.	53,000	52,995
Realtek Semiconductor Corp.	5,000	80,618
Synnex Technology International Corp.	57,000	92,006
United Microelectronics Corp.	188,000	335,684
Wistron Corp.	53,000	59,147

		1,603,328

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI Global Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand — 0.1%
Delta Electronics Thailand PCL, NVDR	5,300	$93,498

United Arab Emirates — 0.1%
Aldar Properties PJSC	46,322	44,139
Emaar Malls PJSC(a)	63,282	31,183
Emaar Properties PJSC(a)	41,499	42,932

		118,254

United Kingdom — 2.9%
BT Group PLC	134,938	232,733
Direct Line Insurance Group PLC	19,133	78,794
Fresnillo PLC	3,763	51,033
Hikma Pharmaceuticals PLC	2,703	89,045
J Sainsbury PLC	26,871	90,182
Kingfisher PLC(a)	28,938	110,351
Pearson PLC	11,819	131,884
Persimmon PLC	4,982	174,521
Rio Tinto PLC	17,225	1,321,987
Royalty Pharma PLC, Class A	1,961	92,186
Taylor Wimpey PLC(a)	53,636	107,865
Wm Morrison Supermarkets PLC	34,291	84,500

		2,565,081

United States — 58.1%
10X Genomics Inc., Class A(a)	1,007	172,348
A O Smith Corp.	2,014	109,360
ABIOMED Inc.(a)	689	239,944
Advance Auto Parts Inc.	1,060	158,088
Agilent Technologies Inc.	4,770	573,211
Akamai Technologies Inc.(a)	2,385	264,806
Alexion Pharmaceuticals Inc.(a)	3,339	511,969
Allstate Corp. (The)	4,558	488,526
Amazon.com Inc.(a)	103	330,239
Ameren Corp.	3,498	254,375
ANSYS Inc.(a)	1,272	450,759
Anthem Inc.	3,820	1,134,464
Apple Inc.	11,554	1,524,666
Applied Materials Inc.	13,939	1,347,622
Archer-Daniels-Midland Co.	8,321	416,133
Arrow Electronics Inc.(a)	1,060	103,488
Athene Holding Ltd., Class A(a)	1,908	78,018
Autoliv Inc.	1,378	122,242
Best Buy Co. Inc.	3,551	386,420
Biogen Inc.(a)	2,332	659,046
Bio-Rad Laboratories Inc., Class A(a)	371	212,869
Black Knight Inc.(a)	2,385	194,831
Booz Allen Hamilton Holding Corp.	2,014	171,532
BorgWarner Inc.	3,445	144,656
Brown & Brown Inc.	3,445	148,445
Cabot Oil & Gas Corp.	6,466	118,522
Cadence Design Systems Inc.(a)	4,346	566,675
Camden Property Trust	1,325	135,349
Carrier Global Corp.	12,934	497,959
Cerner Corp.	4,558	365,141
CH Robinson Worldwide Inc.	1,961	167,783
Cincinnati Financial Corp.	2,226	187,184
Citrix Systems Inc.	1,749	233,159
Cloudflare Inc., Class A(a)	2,438	186,897
Cognex Corp.	2,650	217,644
Cognizant Technology Solutions Corp., Class A	8,229	641,450
Cooper Companies Inc. (The)	742	270,118
Copart Inc.(a)	3,233	354,822

Security	Shares	Value

United States (continued)
Corning Inc.	1,134	$40,677
Corteva Inc.	11,607	462,655
Cummins Inc.	2,226	521,819
DaVita Inc.(a)	1,060	124,412
Discovery Inc., Class A(a)(e)	2,385	98,787
Discovery Inc., Class C, NVS(a)	5,035	176,376
Dover Corp.	2,067	240,785
DR Horton Inc.	5,353	411,110
Eastman Chemical Co.	2,067	203,289
eBay Inc.	10,441	590,021
Electronic Arts Inc.	4,293	614,758
EPAM Systems Inc.(a)	848	292,077
Erie Indemnity Co., Class A, NVS	424	103,074
Everest Re Group Ltd.	583	123,060
Expeditors International of Washington Inc.	2,438	218,250
F5 Networks Inc.(a)	848	166,166
FactSet Research Systems Inc.	583	176,264
Fair Isaac Corp.(a)	424	190,847
Fastenal Co.	8,745	398,684
FedEx Corp.	3,710	873,111
Fidelity National Financial Inc.	4,081	148,140
Fortune Brands Home & Security Inc.	2,067	178,279
Franklin Resources Inc.	4,134	108,683
Garmin Ltd.	2,173	249,591
Generac Holdings Inc.(a)	1,007	248,145
Globe Life Inc.	1,431	129,348
Hartford Financial Services Group Inc. (The)	5,353	257,051
HCA Healthcare Inc.	2,185	355,019
Henry Schein Inc.(a)	2,226	146,582
Hewlett Packard Enterprise Co.	19,239	237,409
Hologic Inc.(a)	2,438	194,382
Hormel Foods Corp.	4,823	226,006
HP Inc.	21,701	528,202
Humana Inc.	2,009	769,668
IDEX Corp.	1,219	226,966
Intel Corp.	43,778	2,430,117
International Paper Co.	5,618	282,642
Intuit Inc.	3,975	1,435,889
Invesco Ltd.	5,936	122,222
IPG Photonics Corp.(a)	583	130,260
Jack Henry & Associates Inc.	1,166	168,825
Jazz Pharmaceuticals PLC(a)(e)	848	131,864
JB Hunt Transport Services Inc.	1,219	164,150
JM Smucker Co. (The)	1,749	203,601
Juniper Networks Inc.	4,876	119,072
Kansas City Southern	1,431	290,021
Keysight Technologies Inc.(a)	2,809	397,726
Kroger Co. (The)	11,806	407,307
Lam Research Corp.	2,226	1,077,273
Lear Corp.	742	111,864
Lululemon Athletica Inc.(a)	1,855	609,701
LyondellBasell Industries NV, Class A	3,975	340,896
MarketAxess Holdings Inc.	583	315,263
Masco Corp.	3,869	210,125
Masimo Corp.(a)	848	217,020
Maxim Integrated Products Inc.	4,346	381,188
McKesson Corp.	2,491	434,605
MetLife Inc.	9,063	436,383
Mettler-Toledo International Inc.(a)	371	433,365
Micron Technology Inc.(a)	16,695	1,306,718

14	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI Global Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Microsoft Corp.	2,862	$663,869
Mohawk Industries Inc.(a)	954	136,994
Molina Healthcare Inc.(a)	901	192,463
Monolithic Power Systems Inc.	689	244,795
Monster Beverage Corp.(a)	6,360	552,239
NetApp Inc.	3,180	211,279
Nordson Corp.	901	161,270
NortonLifeLock Inc.	8,639	182,024
NRG Energy Inc.	3,763	155,826
NVR Inc.(a)	53	235,663
Old Dominion Freight Line Inc.	1,484	287,896
Owens Corning	1,643	127,497
Packaging Corp. of America	1,484	199,539
Pentair PLC	2,491	135,660
Perrigo Co. PLC	2,014	85,998
Pinnacle West Capital Corp.	1,537	115,659
Pool Corp.	636	225,258
Progressive Corp. (The)	8,884	774,596
PulteGroup Inc.	4,081	177,523
Qorvo Inc.(a)	1,749	298,869
Quest Diagnostics Inc.	1,961	253,263
Regeneron Pharmaceuticals Inc.(a)	1,590	801,106
Reinsurance Group of America Inc.	954	100,218
ResMed Inc.	2,226	448,695
Robert Half International Inc.	1,961	132,367
Rollins Inc.	3,418	123,116
Seagate Technology PLC	3,339	220,775
Sealed Air Corp.	2,544	107,535
SEI Investments Co.	1,802	95,236
Skyworks Solutions Inc.	2,544	430,572
Snap-on Inc.	742	133,553
Steel Dynamics Inc.	3,286	112,611
Synopsys Inc.(a)	2,332	595,709
T Rowe Price Group Inc.	3,339	522,487
Target Corp.	7,526	1,363,485
TE Connectivity Ltd.	4,929	593,452
Teradyne Inc.	2,597	294,708
Textron Inc.	3,233	146,326
Tractor Supply Co.	1,696	240,391
Tradeweb Markets Inc., Class A	1,325	80,547
Tyson Foods Inc., Class A	4,399	282,900
Ulta Beauty Inc.(a)	848	237,236
United Rentals Inc.(a)	1,166	283,350
Universal Health Services Inc., Class B	1,219	151,985
Varian Medical Systems Inc.(a)	1,378	241,935
Veeva Systems Inc., Class A(a)	2,067	571,401
Viatris Inc.(a)	18,338	311,563
Waters Corp.(a)	954	252,495
West Pharmaceutical Services Inc.	1,219	365,078

Security	Shares	Value

United States (continued)
Western Union Co. (The)	6,201	$138,096
Westrock Co.	3,946	163,483
Whirlpool Corp.	954	176,576
WW Grainger Inc.	689	251,065
Zebra Technologies Corp., Class A(a)	795	308,325

		52,025,107

Total Common Stocks — 99.5% (Cost: $72,586,175)		89,152,268

Preferred Stocks

Germany — 0.3%
Fuchs Petrolub SE, Preference Shares, NVS	1,219	69,487
Porsche Automobil Holding SE, Preference Shares, NVS	2,438	170,311

		239,798

Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	117,024	55,589

Total Preferred Stocks — 0.3% (Cost: $271,308)		295,387

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(f)(g)(h)	640,954	641,338
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(f)(g)	110,000	110,000

		751,338

Total Short-Term Investments — 0.9% (Cost: $751,046)		751,338

Total Investments in Securities — 100.7% (Cost: $73,608,529)		90,198,993

Other Assets, Less Liabilities — (0.7)%		(604,939)

Net Assets — 100.0%		$89,594,054

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Rounds to less than $1.
(e)	All or a portion of this security is on loan.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI Global Multifactor ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$1,660,644	$—	$(1,018,826	)(a)	$(529)	$49	$641,338	640,954	$2,062	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	130,000	—	(20,000	)(a)	—	—	110,000	110,000	64		—

					$(529)	$49	$751,338		$2,126		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI EAFE Index	1	03/19/21	$106	$(4,172)

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$4,172

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended January 31, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$66,194

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(24,492)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$267,661

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

16	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI Global Multifactor ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$89,130,059	$—	$22,209	$89,152,268
Preferred Stocks	295,387	—	—	295,387
Money Market Funds	751,338	—	—	751,338

	$90,176,784	$—	$22,209	$90,198,993

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(4,172)	$—	$—	$(4,172)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) January 31, 2021	iShares® MSCI Intl Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 10.1%
AGL Energy Ltd.	323,260	$2,844,804
Aurizon Holdings Ltd.	1,007,081	2,858,927
BHP Group PLC	891,794	24,633,062
BlueScope Steel Ltd.	260,836	3,320,098
Brambles Ltd.	780,366	6,328,638
Dexus	567,945	3,926,160
Evolution Mining Ltd.	853,981	3,099,176
Fortescue Metals Group Ltd.	879,610	14,705,654
Magellan Financial Group Ltd.	67,651	2,487,299
Medibank Pvt Ltd.	1,448,487	3,245,147
Mirvac Group	2,043,370	3,731,306
REA Group Ltd.	27,710	3,118,490
Rio Tinto Ltd.	192,825	16,319,813
Washington H Soul Pattinson & Co. Ltd.	56,544	1,179,161

		91,797,735

Belgium — 2.4%
Ageas SA/NV	90,900	4,670,271
Etablissements Franz Colruyt NV	29,090	1,797,466
Groupe Bruxelles Lambert SA	47,343	4,703,741
Proximus SADP	79,900	1,687,086
Sofina SA	8,105	2,629,086
UCB SA	65,649	6,820,816

		22,308,466

Canada — 11.2%
Atco Ltd., Class I, NVS	39,379	1,128,549
B2Gold Corp.	541,456	2,678,776
Canadian Apartment Properties REIT	42,798	1,715,337
CGI Inc.(a)	119,647	9,600,233
CI Financial Corp.	103,827	1,290,675
Constellation Software Inc.	10,495	12,798,075
Empire Co. Ltd., Class A, NVS	89,928	2,487,108
Hydro One Ltd.(b)	172,531	4,001,795
iA Financial Corp. Inc.	56,261	2,509,493
IGM Financial Inc.	43,774	1,161,299
Intact Financial Corp.	74,272	8,197,857
Kinross Gold Corp.	655,766	4,584,125
Kirkland Lake Gold Ltd.	136,083	5,234,740
Loblaw Companies Ltd.	92,112	4,452,555
Lundin Mining Corp.	341,912	3,051,232
Magna International Inc.	147,341	10,387,514
Open Text Corp.	141,116	6,327,547
RioCan REIT	81,555	1,087,230
Ritchie Bros Auctioneers Inc.	57,110	3,375,769
Thomson Reuters Corp.	90,246	7,366,199
Topicus.com Inc.(a)(c)	19,864	746,387
WSP Global Inc.	58,778	5,480,026
Yamana Gold Inc.	500,314	2,338,154

		102,000,675

Denmark — 5.7%
Ambu A/S, Series B	85,966	4,079,242
AP Moller - Maersk A/S, Class A	1,650	3,139,905
AP Moller - Maersk A/S, Class B, NVS	3,188	6,623,874
Coloplast A/S, Class B	61,699	9,245,780
GN Store Nord A/S	66,245	5,085,781
Novo Nordisk A/S, Class B	239,911	16,670,719
Pandora A/S	52,199	5,057,897

Security	Shares	Value

Denmark (continued)
ROCKWOOL International A/S, Class B	4,235	$1,606,284

		51,509,482

Finland — 0.3%
Orion OYJ, Class B	55,675	2,559,481

France — 6.3%
Atos SE(a)	51,598	3,979,333
BioMerieux	21,784	3,374,336
Bouygues SA	118,378	4,662,561
Carrefour SA	319,988	5,438,661
Cie. de Saint-Gobain(a)	268,761	13,413,349
CNP Assurances(a)	88,747	1,349,891
Faurecia SE(a)	42,668	2,247,149
Iliad SA	7,773	1,441,538
Ipsen SA	19,825	1,735,353
La Francaise des Jeux SAEM(b)	44,125	1,900,385
SCOR SE(a)	83,401	2,543,229
STMicroelectronics NV	264,382	10,686,247
Ubisoft Entertainment SA(a)	47,711	4,776,241

		57,548,273

Germany — 2.8%
Brenntag AG	80,143	6,303,458
Deutsche Post AG, Registered	66,273	3,285,820
Evonik Industries AG	28,021	925,281
HelloFresh SE(a)	76,727	6,506,451
LANXESS AG	43,680	3,298,634
Rational AG	2,698	2,600,934
RWE AG	57,802	2,490,131

		25,410,709

Hong Kong — 3.6%
CK Asset Holdings Ltd.	1,343,000	6,746,307
CK Hutchison Holdings Ltd.	1,410,000	9,765,084
Hang Lung Properties Ltd.	1,067,000	2,848,508
Power Assets Holdings Ltd.	583,000	3,105,283
Sino Land Co. Ltd.	1,642,000	2,287,070
Swire Properties Ltd.	615,000	1,788,563
WH Group Ltd.(b)	4,971,000	4,038,936
Xinyi Glass Holdings Ltd.	942,000	2,283,975

		32,863,726

Italy — 0.5%
DiaSorin SpA	13,242	2,905,439
Telecom Italia SpA/Milano	4,396,513	1,887,624

		4,793,063

Japan — 20.9%
AGC Inc.	100,600	3,488,018
Alfresa Holdings Corp.	96,800	1,927,771
Amada Co. Ltd.	165,800	1,860,786
Azbil Corp.	64,900	3,310,244
Brother Industries Ltd.	117,700	2,614,931
Calbee Inc.	46,100	1,362,811
Capcom Co. Ltd.	45,700	2,876,575
Chiba Bank Ltd. (The)	278,700	1,514,688
Concordia Financial Group Ltd.	528,900	1,914,639
Cosmos Pharmaceutical Corp.	10,400	1,587,392
Dai Nippon Printing Co. Ltd.	127,900	2,198,959
Daito Trust Construction Co. Ltd.	34,500	3,588,567
FUJIFILM Holdings Corp.	186,900	10,687,906
Fujitsu Ltd.	102,600	15,699,432
Hino Motors Ltd.	150,100	1,291,753

18	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI Intl Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Hitachi Ltd.	499,400	$20,539,819
Inpex Corp.	530,100	3,063,284
Kajima Corp.	236,600	3,166,117
Kakaku.com Inc.	69,100	1,999,838
Kurita Water Industries Ltd.	51,200	2,075,973
Medipal Holdings Corp.	94,100	1,924,333
Mitsubishi UFJ Lease & Finance Co. Ltd.	210,900	1,031,384
Nabtesco Corp.	58,100	2,599,919
NEC Corp.	137,000	7,458,809
NGK Spark Plug Co. Ltd.	80,900	1,500,624
NH Foods Ltd.	42,400	1,814,337
Nihon M&A Center Inc.	79,200	4,599,417
Nippon Telegraph & Telephone Corp.	668,700	16,721,492
Obayashi Corp.	337,000	2,819,733
ORIX Corp.	682,800	10,924,017
Ricoh Co. Ltd.	353,300	2,665,906
Rinnai Corp.	18,400	1,922,690
SCSK Corp.	27,300	1,517,608
Seiko Epson Corp.	147,500	2,497,899
Sekisui Chemical Co. Ltd.	187,900	3,381,285
Shimamura Co. Ltd.	11,900	1,318,497
Shimizu Corp.	285,200	2,007,664
Shinsei Bank Ltd.	80,900	993,719
Shizuoka Bank Ltd. (The)	219,100	1,590,487
Sundrug Co. Ltd.	36,700	1,456,502
Suzuken Co. Ltd.	35,300	1,365,538
T&D Holdings Inc.	279,700	3,240,614
Taiheiyo Cement Corp.	60,100	1,493,674
Taisei Corp.	99,200	3,207,336
TIS Inc.	115,800	2,577,143
Toho Gas Co. Ltd.	39,000	2,290,940
Tohoku Electric Power Co. Inc.	219,500	1,880,620
Tokyo Gas Co. Ltd.	197,400	4,316,799
Toppan Printing Co. Ltd.	135,000	1,918,716
Tosoh Corp.	134,200	2,304,710
TOTO Ltd.	73,700	4,075,868
Toyo Suisan Kaisha Ltd.	46,900	2,311,514
Toyoda Gosei Co. Ltd.	34,000	895,344
Yamazaki Baking Co. Ltd.	62,900	1,156,526

		190,551,167

Netherlands — 8.9%
Aegon NV	941,103	3,889,663
Koninklijke Ahold Delhaize NV	571,743	16,385,864
Koninklijke Philips NV(a)	376,614	20,569,086
Koninklijke Vopak NV	36,945	1,871,234
NN Group NV	149,569	6,232,700
Randstad NV(a)	62,534	3,909,548
Stellantis NV	572,225	8,710,808
Stellantis NV New(a)	541,775	8,236,746
Wolters Kluwer NV	141,797	11,790,103

		81,595,752

New Zealand — 0.8%
Fisher & Paykel Healthcare Corp. Ltd.	298,531	7,452,840

Singapore — 0.6%
Singapore Exchange Ltd.	430,800	3,213,714
Venture Corp. Ltd.	145,600	2,176,704

		5,390,418

Security	Shares	Value

Spain — 0.7%
Enagas SA	84,513	$1,866,115
Red Electrica Corp. SA	232,000	4,413,878

		6,279,993

Sweden — 4.9%
Boliden AB	141,385	4,667,264
Evolution Gaming Group AB(b)	66,236	6,484,816
Husqvarna AB, Class B	219,803	2,734,823
ICA Gruppen AB	49,269	2,479,847
Industrivarden AB, Class A(a)	56,143	1,899,166
Industrivarden AB, Class C(a)	82,532	2,640,255
Investor AB, Class B	116,576	8,597,787
Kinnevik AB, Class B	125,455	6,186,496
L E Lundbergforetagen AB, Class B(a)	39,113	2,066,796
Securitas AB, Class B	104,954	1,628,380
Svenska Cellulosa AB SCA, Class B(a)	314,538	5,567,295

		44,952,925

Switzerland — 7.6%
Adecco Group AG, Registered	80,453	5,050,018
Kuehne + Nagel International AG, Registered	28,214	6,441,393
Logitech International SA, Registered	85,402	8,914,602
Nestle SA, Registered	980	110,206
Roche Holding AG, NVS	78,035	26,942,952
SGS SA, Registered	2,901	8,834,093
Sonova Holding AG, Registered(a)	28,430	6,883,793
Swatch Group AG (The), Bearer	15,019	4,338,897
Swatch Group AG (The), Registered	27,635	1,560,992

		69,076,946

United Kingdom — 11.2%
3i Group PLC	142,011	2,167,531
Aviva PLC	2,040,655	9,393,067
Berkeley Group Holdings PLC	65,877	3,789,466
Direct Line Insurance Group PLC	718,415	2,958,596
Ferguson PLC	116,840	13,641,008
Fresnillo PLC	97,009	1,315,609
Hargreaves Lansdown PLC	154,986	3,636,146
Hikma Pharmaceuticals PLC	89,727	2,955,883
J Sainsbury PLC	936,637	3,143,448
Kingfisher PLC(a)	1,098,961	4,190,752
M&G PLC	1,368,479	3,305,505
Pearson PLC	396,182	4,420,846
Persimmon PLC	165,575	5,800,148
Rio Tinto PLC	327,831	25,160,423
RSA Insurance Group PLC	534,994	4,958,913
Sage Group PLC (The)	569,040	4,608,731
Taylor Wimpey PLC(a)	1,764,692	3,548,886
Wm Morrison Supermarkets PLC	1,268,699	3,126,338

		102,121,296

Total Common Stocks — 98.5% (Cost: $805,605,568)		898,212,947

Preferred Stocks

Germany — 0.8%
Fuchs Petrolub SE, Preference Shares, NVS	35,761	2,038,488
Porsche Automobil Holding SE, Preference Shares, NVS	79,496	5,553,332

		7,591,820

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI Intl Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Italy — 0.2%
Telecom Italia SpA/Milano, Preference Shares, NVS	3,163,071	$1,502,541

Total Preferred Stocks — 1.0% (Cost: $9,021,816)		9,094,361

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	260,000	260,000

Total Short-Term Investments — 0.0% (Cost: $260,000)		260,000

Total Investments in Securities — 99.5% (Cost: $814,887,384)		907,567,308

Other Assets, Less Liabilities — 0.5%		4,948,943

Net Assets — 100.0%		$912,516,251

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$4,227,527	$—		$(4,223,048	)(b)	$(4,900)	$421	$—	—	$9,463	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	228,000	32,000	(b)	—		—	—	260,000	260,000	128		—

						$(4,900)	$421	$260,000		$9,591		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
ASX SPI 200 Index	7	03/18/21	$878	$(7,495)
Euro STOXX 50 Index	34	03/19/21	1,437	(23,637)
FTSE 100 Index	14	03/19/21	1,223	(40,533)
TOPIX Index	8	03/11/21	1,378	9,124

				$(62,541)

20	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI Intl Multifactor ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$9,124

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$71,665

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended January 31, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$593,474

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$56,739

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$4,733,428

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$897,466,560	$—	$746,387	$898,212,947
Preferred Stocks	9,094,361	—	—	9,094,361
Money Market Funds	260,000	—	—	260,000

	$906,820,921	$—	$746,387	$907,567,308

Derivative financial instruments(a)
Assets
Futures Contracts	$9,124	$—	$—	$9,124
Liabilities
Futures Contracts	(71,665)	—	—	(71,665)

	$(62,541)	$—	$—	$(62,541)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) January 31, 2021	iShares® MSCI Intl Small-Cap Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 10.2%
Abacus Property Group	114,220	$239,244
Accent Group Ltd.	82,250	146,407
Ansell Ltd.	32,806	926,271
ARB Corp. Ltd.	18,800	507,014
AUB Group Ltd.	18,847	234,547
Austal Ltd.	85,258	168,114
Australian Pharmaceutical Industries Ltd.	95,228	92,791
Breville Group Ltd.	24,487	545,030
BWP Trust	118,985	392,552
Cedar Woods Properties Ltd.	15,424	83,193
Charter Hall Group	119,951	1,253,481
Codan Ltd./Australia	25,380	233,284
CSR Ltd.	124,699	504,209
Data#3 Ltd.	36,190	157,438
Dicker Data Ltd.	13,395	118,703
GDI Property Group	125,687	111,381
Growthpoint Properties Australia Ltd.	69,654	171,014
GWA Group Ltd.	51,044	135,114
Harvey Norman Holdings Ltd.	143,867	589,440
HUB24 Ltd.	13,019	244,227
Integral Diagnostics Ltd.	36,519	126,367
Integrated Research Ltd.	29,574	57,861
IPH Ltd.	55,790	270,955
JB Hi-Fi Ltd.	29,375	1,166,791
Jumbo Interactive Ltd.	11,985	129,013
Jupiter Mines Ltd.(a)	345,638	78,231
Kogan.com Ltd.	17,155	236,788
McMillan Shakespeare Ltd.	16,309	158,666
Mineral Resources Ltd.	40,843	1,076,419
Mount Gibson Iron Ltd.	100,726	65,690
Netwealth Group Ltd.	24,111	319,296
Nick Scali Ltd.	17,672	139,656
Pendal Group Ltd.	9,176	43,509
Perenti Global Ltd.	151,387	150,997
Perpetual Ltd.	12,408	307,212
Perseus Mining Ltd.(b)	306,205	277,224
Platinum Asset Management Ltd.	75,529	240,491
Premier Investments Ltd.	22,466	386,627
Pro Medicus Ltd.	11,770	386,868
Ramelius Resources Ltd.	199,186	233,823
Redbubble Ltd.(b)	49,115	252,479
Regis Resources Ltd.	128,884	358,957
Sandfire Resources Ltd.	44,088	161,691
Service Stream Ltd.	89,535	130,865
Sigma Healthcare Ltd.(b)	232,755	117,864
Silver Lake Resources Ltd.(b)	229,125	282,153
SmartGroup Corp. Ltd.	30,127	162,729
St. Barbara Ltd.	181,340	307,484
Super Retail Group Ltd.	40,702	351,634
Technology One Ltd.	60,536	400,831
Temple & Webster Group Ltd.(b)	20,398	178,884
Waypoint REIT	131,976	260,235
Western Areas Ltd.	68,103	122,270
Westgold Resources Ltd.(b)	90,428	163,045

		15,957,059

Austria — 0.0%
Zumtobel Group AG	7,708	63,585

Security	Shares	Value

Belgium — 1.7%
AGFA-Gevaert NV(b)	39,539	$183,737
Befimmo SA	5,581	237,990
Bekaert SA	9,306	321,086
bpost SA(b)	25,709	305,623
D’ieteren SA/NV	5,734	453,502
Econocom Group SA/NV	31,020	96,100
Intervest Offices & Warehouses NV	5,076	136,904
Montea C.V.A	2,694	329,258
Orange Belgium SA	7,765	209,900
Recticel SA	9,729	140,892
Sioen Industries NV(b)	1,872	51,172
Tessenderlo Group SA(b)	4,183	178,884
Van de Velde NV	1,572	41,634

		2,686,682

Canada — 10.3%
Absolute Software Corp.	10,199	128,780
Allied Properties REIT	14,175	402,686
Altus Group Ltd.	10,253	392,880
Andlauer Healthcare Group Inc.	2,820	73,312
Argonaut Gold Inc.(b)	74,307	134,950
Artis REIT	17,343	141,057
Badger Daylighting Ltd.	9,034	263,994
Canaccord Genuity Group Inc.(a)	25,806	237,162
Canacol Energy Ltd.	36,566	104,192
Cascades Inc.	20,633	250,351
Celestica Inc.(b)	28,202	228,936
Centerra Gold Inc.	56,127	582,162
Cogeco Communications Inc.	3,955	337,434
Cogeco Inc.	1,410	101,513
Computer Modelling Group Ltd.	20,691	96,049
Corby Spirit and Wine Ltd.	2,738	36,329
Corus Entertainment Inc., Class B, NVS	53,345	197,938
Descartes Systems Group Inc. (The)(b)	21,291	1,299,677
Docebo Inc.(b)	1,880	92,716
Dream Office REIT	7,057	106,066
DREAM Unlimited Corp., Class A	7,447	120,323
Dundee Precious Metals Inc.	37,365	237,800
ECN Capital Corp.	60,677	322,990
Eldorado Gold Corp.(b)	44,932	504,735
Enghouse Systems Ltd.	10,716	492,578
Evertz Technologies Ltd.	7,148	71,623
Fortuna Silver Mines Inc.(b)	47,188	365,329
Freehold Royalties Ltd.	24,487	105,044
GDI Integrated Facility Services Inc.(b)	3,243	108,147
Genworth MI Canada Inc.	9,788	333,150
goeasy Ltd.	2,978	217,781
Gran Colombia Gold Corp.	15,087	74,050
Granite REIT	6,439	377,534
Home Capital Group Inc.(b)	12,549	296,473
InterRent REIT	16,366	180,513
Labrador Iron Ore Royalty Corp.	16,254	405,253
Lassonde Industries Inc., Class A	799	108,956
Linamar Corp.	11,656	595,643
Martinrea International Inc.	20,825	221,055
Minto Apartment Real Estate Investment Trust(c)	4,465	69,381
Morguard North American Residential REIT	5,139	60,222
Mullen Group Ltd.	23,735	192,117
New Gold Inc.(b)	165,158	312,875
North West Co. Inc. (The)	12,668	321,001
Parex Resources Inc.(b)	34,884	528,401

22	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI Intl Small-Cap Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Real Matters Inc.(b)	20,821	$273,006
Richelieu Hardware Ltd.	13,818	405,308
Roxgold Inc.(b)	80,182	87,246
Silvercorp Metals Inc.	45,027	290,792
Sprott Inc.	5,529	157,155
Teranga Gold Corp.(b)	31,161	308,573
Torex Gold Resources Inc.(b)	21,949	289,343
Tourmaline Oil Corp.	65,753	937,821
Transcontinental Inc., Class A	18,710	300,543
Trisura Group Ltd.(b)	2,115	142,617
Turquoise Hill Resources Ltd.(b)	25,803	284,804
Uranium Participation Corp.(b)	34,075	117,367
Viemed Healthcare Inc.(b)	9,541	79,991
Wesdome Gold Mines Ltd.(b)	36,425	278,295
Westshore Terminals Investment Corp.	11,750	147,260
Winpak Ltd.	8,131	256,065

		16,187,344

Denmark — 0.7%
Brodrene Hartmann AS(b)	470	37,695
Chemometec A/S	3,055	254,500
D/S Norden A/S	6,862	123,296
Matas A/S(b)	9,024	112,321
NNIT A/S(c)	3,202	55,442
Per Aarsleff Holding A/S	4,380	203,546
Scandinavian Tobacco Group A/S(c)	16,826	305,902

		1,092,702

Finland — 0.5%
Musti Group OYJ	7,896	247,304
Oriola OYJ, Class B	28,905	71,111
Rovio Entertainment OYJ(c)	11,529	96,155
Uponor OYJ	14,147	333,088

		747,658

France — 3.4%
ABC arbitrage	8,985	80,777
AKWEL	2,538	65,060
Albioma SA	6,534	333,006
Aubay	1,948	87,210
Boiron SA	1,142	47,450
Bonduelle SCA	4,066	100,278
Cie. des Alpes	2,734	57,861
Derichebourg SA(b)	24,114	163,326
Eutelsat Communications SA	44,697	534,553
Gaztransport Et Technigaz SA	5,652	517,743
Groupe Crit(b)	661	51,154
Groupe Guillin	1,693	50,289
Guerbet	1,468	59,479
IPSOS	10,206	327,341
LNA Sante SA	1,420	85,136
Maisons du Monde SA(b)(c)	11,562	202,974
Manitou BF SA	2,538	84,486
Mercialys SA	15,980	145,217
Mersen SA(b)	4,202	128,646
Metropole Television SA(b)	6,439	109,675
Novacyt SA(b)	18,189	220,536
Pharmagest Interactive	940	131,102
Quadient SA	8,792	192,372
Societe BIC SA	6,298	360,077
Sopra Steria Group(b)	4,136	687,899
Synergie SE(b)	1,786	68,132

Security	Shares	Value

France (continued)
Television Francaise 1(b)	10,293	$89,536
Vicat SA	5,217	224,687
Vilmorin & Cie SA	1,650	102,234

		5,308,236

Germany — 3.6%
Adesso SE	705	98,926
ADVA Optical Networking SE(b)	10,669	117,304
Allgeier SE	1,927	51,036
alstria office REIT-AG	41,283	712,197
Basler AG	940	96,842
Bertrandt AG	1,316	69,148
bet-at-home.com AG	803	37,218
Cewe Stiftung & Co. KGaA	1,377	185,025
CropEnergies AG	6,768	102,781
Deutsche Beteiligungs AG	2,679	117,170
Deutz AG(b)	30,839	200,819
Draegerwerk AG & Co. KGaA	752	62,491
Eckert & Ziegler Strahlen- und Medizintechnik AG	3,478	231,976
Elmos Semiconductor SE	2,311	92,231
ElringKlinger AG(b)	7,567	142,862
Home24 SE(b)	6,486	167,289
Hornbach Baumarkt AG	1,974	83,338
Hornbach Holding AG & Co. KGaA	2,730	258,701
JOST Werke AG(b)(c)	3,431	174,027
LPKF Laser & Electronics AG	6,251	209,604
Nagarro SE(b)	1,927	176,520
Siltronic AG(a)	5,405	925,881
Software AG	13,583	552,156
Stratec SE	1,885	311,452
Takkt AG(b)	8,460	106,275
VERBIO Vereinigte BioEnergie AG	5,792	293,782
Wuestenrot & Wuerttembergische AG	6,063	124,337

		5,701,388

Hong Kong — 3.9%
BOCOM International Holdings Co. Ltd.	235,000	38,187
Cafe de Coral Holdings Ltd.	94,000	193,241
Champion REIT	517,000	297,377
Chow Sang Sang Holdings International Ltd.	94,000	113,108
CITIC Telecom International Holdings Ltd.	376,000	118,806
Cowell e Holdings Inc.	141,000	106,198
Crystal International Group Ltd.(c)	141,000	42,188
Dah Sing Financial Holdings Ltd.	37,600	106,682
First Pacific Co. Ltd.	564,000	174,571
Hang Lung Group Ltd.	235,000	595,846
Hong Kong Television Network Ltd.(b)	141,000	267,312
Hutchison Telecommunications Hong Kong Holdings Ltd.	282,000	44,734
Hysan Development Co. Ltd.	158,000	575,650
IGG Inc.	188,000	244,400
K Wah International Holdings Ltd.	282,000	133,474
Luk Fook Holdings International Ltd.	94,000	203,909
Man Wah Holdings Ltd.	394,800	875,766
Nissin Foods Co. Ltd.	94,000	80,497
Pacific Textiles Holdings Ltd.	235,000	146,082
Prosperity REIT	283,000	87,960
SITC International Holdings Co. Ltd.	329,000	756,112
SmarTone Telecommunications Holdings Ltd.	70,500	37,915
Stella International Holdings Ltd.	117,500	139,415
Sun Hung Kai & Co. Ltd.	141,000	57,827
Texhong Textile Group Ltd.	70,500	74,738

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI Intl Small-Cap Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares		Value

Hong Kong (continued)
United Laboratories International Holdings Ltd. (The)	188,000		$130,686
VSTECS Holdings Ltd.	196,000		171,383
VTech Holdings Ltd.	42,300		338,778

			6,152,842

Ireland — 0.4%
Greencore Group PLC(b)	118,628		189,616
Hibernia REIT PLC	173,853		231,490
Uniphar PLC(b)	55,460		171,815

			592,921

Isle of Man — 0.1%
Strix Group PLC	52,031		162,904

Israel — 0.5%
Blue Square Real Estate Ltd.	1,316		82,247
Electra Consumer Products 1970 Ltd.	2,585		100,786
Electreon Wireless Ltd.(a)(b)	1,128		78,419
Equital Ltd.(b)	1		18
Magic Software Enterprises Ltd.	6,298		104,989
Mehadrin Ltd.(b)	0	(d)	14
Naphtha Israel Petroleum Corp. Ltd.(a)(b)	8,366		37,752
REIT 1 Ltd.	45,074		209,455
Summit Real Estate Holdings Ltd.(a)	9,870		138,228
Tadiran Holdings Ltd.	846		77,489

			829,397

Italy — 1.4%
Ascopiave SpA	23,598		102,779
Biesse SpA(b)	3,431		81,199
Danieli & C Officine Meccaniche SpA	3,525		69,805
El.En. SpA(b)	2,726		89,750
Enav SpA(c)	69,543		295,538
Immobiliare Grande Distribuzione SIIQ SpA	15,792		69,452
Iren SpA	154,166		380,961
Italmobiliare SpA	3,431		114,421
La Doria SpA	2,691		43,678
RAI Way SpA(c)	25,380		157,254
Sesa SpA(b)	2,028		238,744
Unipol Gruppo SpA(b)	109,604		482,564

			2,126,145

Japan — 26.3%
Aichi Corp.	9,400		81,614
Aichi Steel Corp.	4,700		136,922
Alpha Systems Inc.	1,500		50,575
Altech Corp.	4,700		93,196
Anest Iwata Corp.	9,400		100,379
Arcland Sakamoto Co. Ltd.	5,100		72,095
Arcs Co. Ltd.	9,400		208,031
Argo Graphics Inc.	4,700		141,186
Asahi Co. Ltd.	4,700		72,726
ASKA Pharmaceutical Co. Ltd.	4,800		69,413
Axial Retailing Inc.	4,700		221,768
Bank of the Ryukyus Ltd.	9,400		65,812
Belc Co. Ltd.	2,700		152,414
Belluna Co. Ltd.	14,100		154,878
BML Inc.	4,700		163,857
Broadleaf Co. Ltd.	23,900		144,046
Bunka Shutter Co. Ltd.	14,100		125,654
C.I. Takiron Corp.	9,400		58,360
Canon Electronics Inc.	4,700		78,786
Cawachi Ltd.	4,700		131,445

Security	Shares	Value

Japan (continued)
Chori Co. Ltd.	4,900	$71,327
Chubu Shiryo Co. Ltd.	4,800	64,278
Chukyo Bank Ltd. (The)	4,700	81,480
Computer Engineering & Consulting Ltd.	4,900	65,804
CONEXIO Corp.	4,900	64,026
Cybozu Inc.	4,700	117,932
Dai-Dan Co. Ltd.	4,700	127,494
Daihen Corp.	4,700	221,992
Daiho Corp.	4,700	166,999
Daiichi Jitsugyo Co. Ltd.	1,000	39,496
Daiken Corp.	4,700	79,908
Daikyonishikawa Corp.	9,800	72,544
Daito Pharmaceutical Co. Ltd.	2,700	95,807
Daiwa Industries Ltd.	9,400	92,927
Daiwabo Holdings Co. Ltd.	4,700	395,950
DCM Holdings Co. Ltd.	28,200	285,246
Denyo Co. Ltd.	4,900	96,039
Dexerials Corp.	14,100	184,777
DKK Co. Ltd.	4,700	121,344
Doshisha Co. Ltd.	4,700	84,128
Doutor Nichires Holdings Co. Ltd.	4,700	69,718
DTS Corp.	9,400	199,950
Duskin Co. Ltd.	9,400	247,895
Eagle Industry Co. Ltd.	4,700	49,022
Ebase Co. Ltd.	4,700	47,810
EDION Corp.	18,800	184,238
Ehime Bank Ltd. (The)	9,400	86,552
Eiken Chemical Co. Ltd.	9,400	206,774
Eizo Corp.	4,700	168,346
Elan Corp.	9,400	133,330
Elecom Co. Ltd.	4,900	232,375
Elematec Corp.	4,700	44,533
EM Systems Co. Ltd.	9,400	86,911
EPS Holdings Inc.	9,400	91,401
ESPEC Corp.	4,800	90,870
Exedy Corp.	4,700	70,122
FAN Communications Inc.	9,400	36,542
FCC Co. Ltd.	9,400	150,299
Feed One Co. Ltd.	5,600	46,749
Foster Electric Co. Ltd.	4,700	69,673
France Bed Holdings Co. Ltd.	4,700	41,660
Fuji Co. Ltd./Ehime	4,700	88,348
Fuji Pharma Co. Ltd.	4,700	54,724
Fujibo Holdings Inc.	4,700	180,467
Fujicco Co. Ltd.	4,700	91,760
Fujimori Kogyo Co. Ltd.	4,900	217,164
Fukuda Corp.	1,400	68,064
Fukui Computer Holdings Inc.	2,000	72,019
Futaba Industrial Co. Ltd.	14,100	67,473
Future Corp.	4,800	80,462
G-7 Holdings Inc.	4,700	109,043
Gakken Holdings Co. Ltd.	6,300	103,019
Gecoss Corp.	5,000	44,988
Geo Holdings Corp.	9,600	112,785
Glory Ltd.	9,400	181,993
GMO GlobalSign Holdings KK	1,000	90,740
Goldcrest Co. Ltd.	4,800	82,617
G-Tekt Corp.	4,900	68,566
GungHo Online Entertainment Inc.(b)	10,480	261,562
Halows Co. Ltd.(a)	1,600	49,668

24	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI Intl Small-Cap Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Hamakyorex Co. Ltd.	4,800	$140,064
Heiwado Co. Ltd.	9,500	196,452
Hibiya Engineering Ltd.	4,900	86,585
Hioki E.E. Corp.	1,900	74,407
Hitachi Zosen Corp.	42,300	241,206
Hochiki Corp.	4,700	56,609
Hogy Medical Co. Ltd.	4,700	143,206
Hokkaido Electric Power Co. Inc.	42,300	178,986
Hokuetsu Corp.	23,500	99,661
Hosiden Corp.	14,100	128,347
Hosokawa Micron Corp.	1,500	88,400
Ichikoh Industries Ltd.	9,400	60,425
Iino Kaiun Kaisha Ltd.	18,800	72,366
Inaba Denki Sangyo Co. Ltd.	14,100	329,285
Inabata & Co. Ltd.	9,400	131,983
Ines Corp.	5,300	71,936
Infocom Corp.	5,000	144,945
Infomart Corp.	51,700	443,446
Internet Initiative Japan Inc.	13,800	283,526
I-PEX Inc.	4,700	94,409
IR Japan Holdings Ltd.	2,000	336,024
Iseki & Co. Ltd.(b)	4,700	60,650
ITmedia Inc.	4,700	103,477
Itochu Enex Co. Ltd.	14,100	135,620
JAFCO Group Co. Ltd.	9,400	508,181
Japan Aviation Electronics Industry Ltd.	9,400	145,900
Japan Medical Dynamic Marketing Inc.	4,700	97,910
Japan Pulp & Paper Co. Ltd.	1,400	47,471
Japan Wool Textile Co. Ltd. (The)	9,400	85,475
JDC Corp.	9,400	49,741
Jeol Ltd.	9,400	383,380
J-Oil Mills Inc.	3,300	116,467
Joshin Denki Co. Ltd.	4,900	128,146
JSP Corp.	4,700	75,913
K&O Energy Group Inc.	4,900	66,787
Kaga Electronics Co. Ltd.	4,900	114,105
Kaken Pharmaceutical Co. Ltd.	9,400	368,117
Kamei Corp.	5,000	57,023
Kanamoto Co. Ltd.	9,400	201,028
Kanematsu Corp.	18,800	236,852
Kanematsu Electronics Ltd.	4,700	174,631
Kansai Super Market Ltd.	4,700	50,683
Kanto Denka Kogyo Co. Ltd.	9,400	75,060
Katakura Industries Co. Ltd.	4,700	60,021
Keihanshin Building Co. Ltd.	9,400	148,773
Keiyo Bank Ltd. (The)	23,500	90,009
KFC Holdings Japan Ltd.	4,700	125,743
Kissei Pharmaceutical Co. Ltd.	4,700	103,477
Kitz Corp.	14,100	80,941
Koa Corp.	300	4,562
Koatsu Gas Kogyo Co. Ltd.	9,400	67,338
Kohnan Shoji Co. Ltd.	4,700	127,988
Kojima Co. Ltd.	4,700	27,788
Komeri Co. Ltd.	9,400	250,050
Konishi Co. Ltd.	4,700	71,020
K’s Holdings Corp.	47,000	637,022
Kurabo Industries Ltd.	4,900	84,151
Kureha Corp.	4,700	290,902
Kyoei Steel Ltd.	4,700	60,515
Kyokuto Kaihatsu Kogyo Co. Ltd.	9,400	129,110

Security	Shares	Value

Japan (continued)
KYORIN Holdings Inc.	9,400	$176,247
LAC Co. Ltd.	4,700	46,329
Life Corp.	4,700	148,145
Macnica Fuji Electronics Holdings Inc.	9,400	197,167
Marudai Food Co. Ltd.	4,700	76,092
Maruwa Co. Ltd./Aichi	2,000	209,370
Maruzen Showa Unyu Co. Ltd.	4,700	150,838
Marvelous Inc.	4,800	43,830
Matsuda Sangyo Co. Ltd.	4,700	80,582
Max Co. Ltd.	4,700	68,281
Maxvalu Tokai Co. Ltd.	4,700	120,715
MCJ Co. Ltd.	18,800	180,108
Medical Data Vision Co. Ltd.	4,700	118,022
Medley Inc.(b)	4,700	223,115
MedPeer Inc.(b)	3,300	223,478
Megachips Corp.	4,700	139,166
Megmilk Snow Brand Co. Ltd.	9,400	202,644
Meidensha Corp.	9,400	218,087
Meisei Industrial Co. Ltd.	9,400	70,301
Menicon Co. Ltd.	7,500	451,311
Micronics Japan Co. Ltd.	5,100	76,918
Mimasu Semiconductor Industry Co. Ltd.	4,900	125,525
Mitsubishi Research Institute Inc.	2,000	80,329
Mitsuboshi Belting Ltd.	4,700	73,893
Mitsui Sugar Co. Ltd.	4,900	86,912
Mitsui-Soko Holdings Co. Ltd.	4,700	100,334
Mitsuuroko Group Holdings Co. Ltd.	9,400	121,389
Mixi Inc.	9,400	220,691
Mizuno Corp.	4,700	93,376
Mochida Pharmaceutical Co. Ltd.	5,200	194,947
Monogatari Corp. (The)	1,200	132,499
MTI Ltd.	4,700	36,183
Musashino Bank Ltd. (The)	9,400	134,767
Nafco Co. Ltd.	4,700	88,707
Nagaileben Co. Ltd.	4,700	136,473
NEC Networks & System Integration Corp.	18,800	334,358
NET One Systems Co. Ltd.	23,500	783,371
Nichiden Corp.	4,700	96,563
Nichiha Corp.	4,700	140,513
Nichireki Co. Ltd.	4,700	65,722
Nihon Kohden Corp.	18,800	560,256
Nippn Corp., New	9,400	147,875
Nippo Corp.	14,100	351,372
Nippon Fine Chemical Co. Ltd.	4,700	61,547
Nippon Gas Co. Ltd.	9,400	454,310
Nippon Koei Co. Ltd.	4,700	120,760
Nippon Light Metal Holdings Co. Ltd.	15,900	286,730
Nippon Road Co. Ltd. (The)	1,500	103,873
Nippon Seiki Co. Ltd.	9,400	115,643
Nippon Signal Co. Ltd.	10,000	88,829
Nippon Soda Co. Ltd.	4,700	134,542
Nishio Rent All Co. Ltd.	4,800	99,810
Nisshin Oillio Group Ltd. (The)	6,300	183,533
Nissin Electric Co. Ltd.	14,100	185,315
Nitto Boseki Co. Ltd.	5,000	234,491
Nitto Kogyo Corp.	4,700	91,670
Nitto Kohki Co. Ltd.	200	3,248
Nojima Corp.	4,700	119,952
Noritake Co. Ltd./Nagoya Japan	4,700	145,676
Obara Group Inc.	4,700	181,365

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI Intl Small-Cap Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Ohsho Food Service Corp.	4,700	$262,171
Oiles Corp.	4,700	73,130
Okabe Co. Ltd.	9,400	69,404
Oki Electric Industry Co. Ltd.	18,800	196,269
Okinawa Electric Power Co. Inc. (The)	10,136	136,509
Okuwa Co. Ltd.	4,700	56,789
Organo Corp.	1,700	112,852
Osaka Organic Chemical Industry Ltd.	4,700	161,612
Osaka Soda Co. Ltd.	4,900	118,879
Oyo Corp.	4,800	57,997
Pack Corp. (The)	4,700	114,251
PAL GROUP Holdings Co. Ltd.	4,700	67,473
Paramount Bed Holdings Co. Ltd.	4,700	205,831
Press Kogyo Co. Ltd.	23,500	68,685
Prima Meat Packers Ltd.	4,700	146,798
Proto Corp.	5,300	51,939
Raito Kogyo Co. Ltd.	9,400	153,262
Raiznext Corp.	9,900	109,312
Raysum Co. Ltd.	4,700	40,942
Riken Keiki Co. Ltd.	100	2,860
Riso Kagaku Corp.	4,700	61,996
Rock Field Co. Ltd.	4,700	68,999
Ryobi Ltd.(b)	5,000	57,214
Ryosan Co. Ltd.	4,700	104,285
S.T. Corp.	4,700	89,919
Saizeriya Co. Ltd.	9,400	191,421
Sakai Chemical Industry Co. Ltd.	4,900	95,524
Sakata INX Corp.	9,400	95,082
San-Ai Oil Co. Ltd.	14,100	144,912
Sanyo Chemical Industries Ltd.	4,700	235,685
SB Technology Corp.	1,000	29,419
SBS Holdings Inc.	4,700	107,921
Seiren Co. Ltd.	9,400	142,039
Sekisui Jushi Corp.	4,700	90,907
Shibaura Machine Co. Ltd.	4,700	112,814
Shikoku Chemicals Corp.	9,400	107,293
Shin Nippon Air Technologies Co. Ltd.	4,700	94,588
Shin-Etsu Polymer Co. Ltd.	10,000	92,937
Shinko Electric Industries Co. Ltd.	19,100	479,803
Shinko Shoji Co. Ltd.	4,700	34,388
Shinnihon Corp.	4,800	38,283
Shinnihonseiyaku Co. Ltd.	1,100	28,232
Shizuoka Gas Co. Ltd.	14,100	127,808
Shoei Co. Ltd.	4,700	191,241
Shoei Foods Corp.	2,500	88,949
Showa Sangyo Co. Ltd.	4,700	138,717
Sinfonia Technology Co. Ltd.	4,700	64,465
Sinko Industries Ltd.	4,800	83,442
Sintokogio Ltd.	4,700	32,188
SKY Perfect JSAT Holdings Inc.	37,600	165,204
Software Service Inc.	600	63,327
Starts Corp. Inc.	9,400	241,700
Starzen Co. Ltd.	1,300	52,338
Stella Chemifa Corp.	4,700	155,552
Sumitomo Densetsu Co. Ltd.	4,900	120,704
Sumitomo Mitsui Construction Co. Ltd.	37,640	156,391
Sun Frontier Fudousan Co. Ltd.	5,000	41,979
Tachibana Eletech Co. Ltd.	4,700	71,020
Taiko Pharmaceutical Co. Ltd.	4,700	71,424
Takara Standard Co. Ltd.	9,400	131,265

Security	Shares	Value

Japan (continued)
Takasago International Corp.	4,700	$116,136
Tama Home Co. Ltd.	4,700	86,059
Tamron Co. Ltd.	4,800	93,391
Tamura Corp.	19,100	102,346
Tatsuta Electric Wire and Cable Co. Ltd.	9,800	64,213
Tayca Corp.	4,700	66,306
Tenma Corp.	4,700	95,800
T-Gaia Corp.	4,700	87,630
TKC Corp.	4,700	309,308
Tocalo Co. Ltd.	14,100	192,049
Toenec Corp.	1,400	49,143
Toho Holdings Co. Ltd.	14,100	265,314
Tokai Corp./Gifu	5,000	95,850
Tokai Rika Co. Ltd.	14,100	230,432
Tokushu Tokai Paper Co. Ltd.	2,000	87,779
Tokuyama Corp.	14,100	351,776
Tokyo Steel Manufacturing Co. Ltd.	23,500	165,428
Tokyu Construction Co. Ltd.	18,800	93,915
Tonami Holdings Co. Ltd.	1,200	62,123
Topre Corp.	9,800	135,540
Torii Pharmaceutical Co. Ltd.	4,700	144,778
Towa Pharmaceutical Co. Ltd.	4,700	93,960
Toyo Construction Co. Ltd.	18,800	92,299
Toyo Tanso Co. Ltd.	4,700	86,507
TPR Co. Ltd.	4,900	65,524
TS Tech Co. Ltd.	9,400	271,150
Tsubakimoto Chain Co.	4,700	120,626
Tsurumi Manufacturing Co. Ltd.	4,900	86,070
TV Asahi Holdings Corp.	4,700	90,368
Uchida Yoko Co. Ltd.	2,000	80,042
United Super Markets Holdings Inc.	14,100	153,397
Valor Holdings Co. Ltd.	9,400	222,486
Valqua Ltd.	4,800	93,575
ValueCommerce Co. Ltd.	4,700	131,355
V-Cube Inc.	4,700	134,587
Vital KSK Holdings Inc.	10,000	76,030
Wacom Co. Ltd.	37,600	336,154
Wakita & Co. Ltd.	9,400	89,156
Xebio Holdings Co. Ltd.	4,700	39,191
Yahagi Construction Co. Ltd.	5,100	41,503
YAMABIKO Corp.	9,600	117,369
Yamazen Corp.	14,100	132,118
Yellow Hat Ltd.	9,800	156,882
Yodogawa Steel Works Ltd.	4,700	91,446
Yokowo Co. Ltd.	4,700	145,002
Yondoshi Holdings Inc.	4,700	85,879
Yuasa Trading Co. Ltd.	4,900	153,279
Yurtec Corp.	9,500	74,316
ZERIA Pharmaceutical Co. Ltd.	4,700	89,381
Zuken Inc.	4,700	122,332

		41,290,917

Netherlands — 7.1%
Aalberts NV	10,857	490,542
Arcadis NV(b)	18,687	656,112
ASM International NV	11,002	2,822,969
ASR Nederland NV	35,929	1,393,313
BE Semiconductor Industries NV	18,529	1,275,467
Brunel International NV(b)	5,593	54,156
Cementir Holding NV	12,234	100,772
Corbion NV	14,946	873,395

26	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI Intl Small-Cap Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
Eurocommercial Properties NV(b)	10,199	$197,013
Flow Traders(c)	8,695	333,597
ForFarmers NV	9,646	62,110
Koninklijke BAM Groep NV(b)	70,641	139,203
NSI NV	4,899	202,063
Pharming Group NV(a)(b)	163,983	233,091
PostNL NV(b)	120,931	500,259
SIF Holding NV(b)	3,337	72,082
Signify NV(b)(c)	32,814	1,566,723
Vastned Retail NV	3,199	90,749

		11,063,616

Norway — 0.5%
BW LPG Ltd.(c)	20,210	133,033
Crayon Group Holding ASA(b)(c)	9,024	126,609
Europris ASA(c)	43,757	242,908
Fjordkraft Holding ASA(c)	22,147	189,285
Selvaag Bolig ASA	11,004	67,159
Stolt-Nielsen Ltd.(a)	6,891	96,199

		855,193

Singapore — 0.6%
AEM Holdings Ltd.	65,800	197,831
AIMS APAC REIT(a)	117,500	114,215
Japfa Ltd.	103,400	67,785
Medtecs International Corp. Ltd.	108,100	84,714
Sasseur Real Estate Investment Trust(a)	108,100	66,794
Sheng Siong Group Ltd.	174,600	213,136
Yanlord Land Group Ltd.	150,400	124,663

		869,138

Spain — 0.9%
Atresmedia Corp. de Medios de Comunicacion SA(b)	24,534	97,646
Faes Farma SA	77,951	348,032
Grupo Empresarial San Jose SA	5,922	30,649
Lar Espana Real Estate Socimi SA	15,087	84,773
Mediaset Espana Comunicacion SA(b)	41,830	215,982
Miquel y Costas & Miquel SA	4,747	79,471
Pharma Mar SA(a)	3,839	489,720

		1,346,273

Sweden — 4.2%
AcadeMedia AB(c)	21,479	198,274
Arjo AB, Class B	56,071	417,981
Bactiguard Holding AB(b)	4,559	82,089
Betsson AB	27,166	256,804
BioGaia AB, Class B	4,094	229,259
Biotage AB(b)	15,184	256,999
BoneSupport Holding AB(b)(c)	12,361	106,835
Bure Equity AB	13,489	450,467
Cellavision AB(b)	4,042	143,814
CELLINK AB, Class B(b)	5,922	195,136
Clas Ohlson AB, Class B(b)	9,823	89,734
Creades AB, Class A	1,128	115,636
GARO AB(b)	1,410	110,525
Getinge AB, Class B	39,997	1,036,108
INVISIO AB	10,199	242,654
Inwido AB(b)	13,489	184,915
Kambi Group PLC(b)	6,204	348,533
Klovern AB, Class B	128,190	213,585
Knowit AB(b)	4,888	164,878
LeoVegas AB(c)	21,056	86,291
Lime Technologies AB	2,209	94,533

Security	Shares	Value

Sweden (continued)
Lindab International AB	20,398	$437,316
Nobia AB(b)	27,824	217,434
Paradox Interactive AB	8,178	228,341
Ratos AB, Class B	55,836	257,914
Scandi Standard AB(b)	11,609	94,482
Sdiptech AB, Class B(b)	4,982	160,873
Svolder AB, Class B	5,029	111,319

		6,532,729

Switzerland — 6.5%
ALSO Holding AG, Registered	1,607	431,737
APG SGA SA(b)	330	69,739
Ascom Holding AG, Registered(b)	7,577	130,315
Bachem Holding AG, Class B, Registered	1,317	527,777
Belimo Holding AG	127	980,767
BKW AG	5,460	626,034
Burkhalter Holding AG	1,128	81,024
Coltene Holding AG, Registered	1,222	131,458
Comet Holding AG, Registered	1,786	409,559
Galenica AG(c)	12,201	807,823
Gurit Holding AG, Bearer	98	289,175
Huber + Suhner AG, Registered	3,810	314,359
Implenia AG, Registered	3,478	97,662
Inficon Holding AG, Registered	425	462,455
Interroll Holding AG, Registered	188	620,256
Intershop Holding AG	282	190,198
Kardex Holding AG, Registered	1,600	356,115
LEM Holding SA, Registered	137	280,899
Metall Zug AG	47	85,061
Sensirion Holding AG(b)(c)	2,209	145,264
SFS Group AG	4,230	536,833
Siegfried Holding AG, Registered	994	720,695
Tecan Group AG, Registered	3,055	1,483,543
TX Group AG	799	63,769
Vetropack Holding AG(b)	3,296	218,227
V-ZUG Holding AG(b)	376	37,786
Zehnder Group AG, Registered	2,446	178,996

		10,277,526

United Kingdom — 16.6%
888 Holdings PLC	93,522	387,842
Advanced Medical Solutions Group PLC	50,296	157,126
AG Barr PLC(b)	25,944	174,569
Aggreko PLC	65,904	529,421
AJ Bell PLC	74,213	439,229
Alfa Financial Software Holdings PLC(c)	24,487	43,511
Alliance Pharma PLC	118,770	141,240
Avon Rubber PLC	7,990	340,128
Bakkavor Group PLC(b)(c)	37,130	42,574
Big Yellow Group PLC	42,342	643,073
Bodycote PLC	49,115	474,474
Brewin Dolphin Holdings PLC	78,732	318,939
Centamin PLC	292,922	461,370
Central Asia Metals PLC	40,330	121,839
Civitas Social Housing PLC	153,173	226,743
Clipper Logistics PLC	16,967	125,116
CMC Markets PLC(c)	30,176	166,787
Craneware PLC(a)	5,217	161,190
CVS Group PLC(b)	17,625	370,301
Derwent London PLC	27,192	1,184,427
Dialog Semiconductor PLC(b)	16,796	1,060,676

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI Intl Small-Cap Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Dunelm Group PLC(b)	25,730	$408,443
EMIS Group PLC	14,722	233,296
Empiric Student Property PLC	4,372	4,401
Equiniti Group PLC(b)(c)	92,599	148,519
Ergomed PLC(b)	9,447	140,104
Ferrexpo PLC	73,800	285,988
Frontier Developments PLC(b)	5,596	242,444
Games Workshop Group PLC	7,906	1,121,478
Halfords Group PLC	51,515	192,768
Helical PLC	28,200	146,765
Hochschild Mining PLC	65,988	208,414
Howden Joinery Group PLC(b)	152,468	1,406,960
Ideagen PLC	46,154	184,432
IG Group Holdings PLC	94,161	969,764
Indivior PLC(b)	184,945	347,934
iomart Group PLC	24,066	105,421
Judges Scientific PLC	1,316	115,656
Jupiter Fund Management PLC	113,979	448,262
Just Group PLC(b)	265,503	278,181
Kainos Group PLC	20,126	343,805
Keller Group PLC	18,520	192,772
LXI REIT PLC	129,626	222,503
Man Group PLC	380,136	763,429
Moneysupermarket.com Group PLC	138,092	508,203
Morgan Sindall Group PLC	10,058	204,412
NCC Group PLC	72,333	245,339
Numis Corp. PLC	16,689	75,627
Pagegroup PLC(b)	83,624	516,516
Patisserie Holdings PLC(e)	3,062	0	(f)
Petropavlovsk PLC(b)	657,906	261,997
Pets at Home Group PLC	127,511	704,945
Picton Property Income Ltd. (The)	141,726	160,560
Plus500 Ltd.	24,639	454,564
Premier Foods PLC(b)	154,403	198,457
PZ Cussons PLC	55,389	188,629
Redde Northgate PLC	63,191	213,030
Royal Mail PLC(b)	229,407	1,274,578
S4 Capital PLC(b)	67,680	460,044
Sabre Insurance Group PLC(c)	64,536	224,654
Safestore Holdings PLC	53,158	591,637
Savills PLC(b)	36,242	524,052
Spirent Communications PLC	156,980	515,200
Tate & Lyle PLC	118,212	1,118,120
Telecom Plus PLC	16,247	290,927
TORM PLC	7,285	51,704
Vectura Group PLC(b)	151,716	243,337
Victrex PLC	21,902	704,977
Warehouse REIT PLC	80,559	137,173

Security	Shares	Value

United Kingdom (continued)
Watkin Jones PLC	40,996	$110,227

		26,061,223

Total Common Stocks — 99.4% (Cost: $128,343,525)		155,905,478

Preferred Stocks

Germany — 0.2%
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	2,259	193,210
STO SE & Co. KGaA, Preference Shares, NVS	621	98,682

		291,892

Italy — 0.0%
Danieli & C Officine Meccaniche SpA, Preference Shares, NVS	8,836	110,569

Total Preferred Stocks — 0.2% (Cost: $314,777)		402,461

Short-Term Investments

Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(g)(h)(i)	2,193,492	2,194,809
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(g)(h)	60,000	60,000

		2,254,809

Total Short-Term Investments — 1.5% (Cost: $2,254,041)		2,254,809

Total Investments in Securities — 101.1% (Cost: $130,912,343)		158,562,748

Other Assets, Less Liabilities — (1.1)%		(1,665,728)

Net Assets — 100.0%		$156,897,020

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Rounds to less than 1.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Rounds to less than $1.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

28	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI Intl Small-Cap Multifactor ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,478,797	$716,772	(a)	$—	$(318)	$(442)	$2,194,809	2,193,492	$15,013	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares.	40,000	20,000	(a)	—	—	—	60,000	60,000	26		—

					$(318)	$(442)	$2,254,809		$15,039		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	3	03/19/21	$127	$(1,081)

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$1,081

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended January 31, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$64,126

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$17,904

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$455,729

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI Intl Small-Cap Multifactor ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3		Total
Investments
Assets
Common Stocks	$155,905,478	$—	$0	(a)	$155,905,478
Preferred Stocks	402,461	—	—		402,461
Money Market Funds	2,254,809	—	—		2,254,809

	$158,562,748	$—	$—		$158,562,748

Derivative financial instruments(b)
Liabilities
Futures Contracts	$(1,081)	$—	$—		$(1,081)

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

30	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2021	iShares® MSCI USA Mid-Cap Multifactor ETF (Percentages shown are based on Net Assets	)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.1%
Textron Inc.	761	$34,443

Air Freight & Logistics — 2.4%
CH Robinson Worldwide Inc.	414	35,422
Expeditors International of Washington Inc.	445	39,836

		75,258

Auto Components — 2.7%
Autoliv Inc.	277	24,573
BorgWarner Inc.	816	34,264
Lear Corp.	190	28,644

		87,481

Building Products — 2.7%
Carrier Global Corp.	1,312	50,512
Fortune Brands Home & Security Inc.	103	8,884
Owens Corning	360	27,936

		87,332

Capital Markets — 2.8%
Franklin Resources Inc.	991	26,053
MarketAxess Holdings Inc.	77	41,639
SEI Investments Co.	415	21,933

		89,625

Chemicals — 2.4%
Celanese Corp.	305	37,256
Eastman Chemical Co.	401	39,438

		76,694

Communications Equipment — 2.1%
F5 Networks Inc.(a)	204	39,974
Juniper Networks Inc.	1,106	27,008

		66,982

Consumer Finance — 1.4%
Ally Financial Inc.	1,188	44,954

Containers & Packaging — 3.0%
Packaging Corp. of America	291	39,128
Sealed Air Corp.	519	21,938
Westrock Co.	860	35,630

		96,696

Distributors — 1.3%
Pool Corp.	120	42,502

Diversified Financial Services — 1.0%
Equitable Holdings Inc.	1,350	33,453

Electric Utilities — 2.6%
NRG Energy Inc.	815	33,749
OGE Energy Corp.	667	20,357
Pinnacle West Capital Corp.	376	28,294

		82,400

Electronic Equipment, Instruments & Components — 3.9%
Arrow Electronics Inc.(a)	259	25,286
Cognex Corp.	543	44,596
Keysight Technologies Inc.(a)	379	53,663

		123,545

Equity Real Estate Investment Trusts (REITs) — 1.5%
Omega Healthcare Investors Inc.	757	27,418
Vornado Realty Trust	542	21,550

		48,968

Security	Shares	Value

Food Products — 1.2%
JM Smucker Co. (The)	336	$39,114

Gas Utilities — 0.7%
UGI Corp.	602	21,666

Health Care Equipment & Supplies — 5.1%
Cooper Companies Inc. (The)	114	41,500
Masimo Corp.(a)	125	31,990
Varian Medical Systems Inc.(a)	235	41,259
West Pharmaceutical Services Inc.	157	47,020

		161,769

Health Care Providers & Services — 5.4%
DaVita Inc.(a)	266	31,220
Henry Schein Inc.(a)	476	31,345
Molina Healthcare Inc.(a)	180	38,450
Quest Diagnostics Inc.	309	39,907
Universal Health Services Inc., Class B	259	32,292

		173,214

Household Durables — 6.0%
DR Horton Inc.	634	48,691
Mohawk Industries Inc.(a)	202	29,007
NVR Inc.(a)	9	40,018
PulteGroup Inc.	866	37,671
Whirlpool Corp.	197	36,463

		191,850

Household Products — 1.3%
Church & Dwight Co. Inc.	501	42,299

Insurance — 2.2%
Athene Holding Ltd., Class A(a)	151	6,174
Erie Indemnity Co., Class A, NVS	15	3,647
Fidelity National Financial Inc.	925	33,578
Hartford Financial Services Group Inc. (The)	524	25,162

		68,561

Interactive Media & Services — 1.8%
IAC/InterActiveCorp.(a)	266	55,847

IT Services — 5.9%
Akamai Technologies Inc.(a)	408	45,300
Booz Allen Hamilton Holding Corp.	427	36,368
EPAM Systems Inc.(a)	129	44,432
Jack Henry & Associates Inc.	214	30,985
Western Union Co. (The)	1,371	30,532

		187,617

Life Sciences Tools & Services — 0.7%
Bio-Rad Laboratories Inc., Class A(a)	41	23,525

Machinery — 1.0%
Snap-on Inc.	173	31,138

Media — 3.7%
Cable One Inc.	16	32,000
Discovery Inc., Class A(a)	534	22,118
Discovery Inc., Class C, NVS(a)	1,078	37,762
News Corp., Class A, NVS	1,297	25,162

		117,042

Metals & Mining — 0.8%
Steel Dynamics Inc.	702	24,058

Multi-Utilities — 0.8%
Ameren Corp.	352	25,597

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI USA Mid-Cap Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels — 0.8%
Cabot Oil & Gas Corp.	1,329	$24,361

Pharmaceuticals — 4.8%
Horizon Therapeutics PLC(a)	576	41,748
Jazz Pharmaceuticals PLC(a)	185	28,768
Perrigo Co. PLC	455	19,429
Royalty Pharma PLC, Class A	379	17,817
Viatris Inc.(a)	2,678	45,499

		153,261

Professional Services — 0.8%
Robert Half International Inc.	382	25,785

Real Estate Management & Development — 1.4%
CBRE Group Inc., Class A(a)	734	44,759

Road & Rail — 1.3%
Old Dominion Freight Line Inc.	210	40,740

Semiconductors & Semiconductor Equipment — 7.7%
Maxim Integrated Products Inc.	557	48,854
Monolithic Power Systems Inc.	129	45,832
Qorvo Inc.(a)	285	48,701
Skyworks Solutions Inc.	330	55,853
Teradyne Inc.	398	45,165

		244,405

Software — 5.7%
Cadence Design Systems Inc.(a)	457	59,588
Citrix Systems Inc.	331	44,126

Security	Shares	Value

Software (continued)
Cloudflare Inc., Class A(a)	515	$39,480
NortonLifeLock Inc.	1,873	39,464

		182,658

Specialty Retail — 2.8%
Best Buy Co. Inc.	411	44,725
Tractor Supply Co.	312	44,223

		88,948

Technology Hardware, Storage & Peripherals — 4.4%
Hewlett Packard Enterprise Co.	3,720	45,905
NetApp Inc.	731	48,567
Seagate Technology PLC	699	46,218

		140,690

Trading Companies & Distributors — 2.6%
United Rentals Inc.(a)	188	45,686
WW Grainger Inc.	103	37,532

		83,218

Total Common Stocks — 99.8% (Cost: $2,597,334)		3,182,455

Total Investments in Securities — 99.8% (Cost: $2,597,334)		3,182,455

Other Assets, Less Liabilities — 0.2%		5,186

Net Assets — 100.0%		$3,187,641

(a)	Non-income producing security.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2021 for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$20	(b)	$—	$(20)	$—	$—	—	$49	(c)	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

32	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI USA Mid-Cap Multifactor ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$3,182,455	$—	$—	$3,182,455

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) January 31, 2021	iShares® MSCI USA Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.5%
Huntington Ingalls Industries Inc.	10,545	$1,659,045
Textron Inc.	59,515	2,693,649

		4,352,694

Air Freight & Logistics — 0.8%
CH Robinson Worldwide Inc.	35,190	3,010,856
Expeditors International of Washington Inc.	43,759	3,917,306

		6,928,162

Auto Components — 1.3%
Aptiv PLC	35,445	4,735,452
Autoliv Inc.	21,622	1,918,088
BorgWarner Inc.	63,798	2,678,878
Lear Corp.	14,865	2,241,047

		11,573,465

Biotechnology — 3.8%
Alexion Pharmaceuticals Inc.(a)	57,202	8,770,783
Biogen Inc.(a)	41,321	11,677,728
Regeneron Pharmaceuticals Inc.(a)	27,286	13,747,778

		34,196,289

Building Products — 2.2%
A O Smith Corp.	35,283	1,915,867
Carrier Global Corp.	214,765	8,268,452
Fortune Brands Home & Security Inc.	36,059	3,110,089
Masco Corp.	68,274	3,707,961
Owens Corning	28,156	2,184,906

		19,187,275

Capital Markets — 2.3%
Franklin Resources Inc.	77,765	2,044,442
Invesco Ltd.	102,167	2,103,618
MarketAxess Holdings Inc.	9,910	5,358,932
SEI Investments Co.	32,594	1,722,593
T Rowe Price Group Inc.	59,244	9,270,501

		20,500,086

Chemicals — 2.6%
Celanese Corp.	30,876	3,771,503
CF Industries Holdings Inc.	55,825	2,310,039
Corteva Inc.	195,377	7,787,727
Eastman Chemical Co.	35,326	3,474,312
LyondellBasell Industries NV, Class A	69,706	5,977,987

		23,321,568

Commercial Services & Supplies — 0.2%
Rollins Inc.	57,745	2,079,975

Communications Equipment — 0.6%
F5 Networks Inc.(a)	15,967	3,128,733
Juniper Networks Inc.	86,445	2,110,987

		5,239,720

Containers & Packaging — 1.4%
International Paper Co.	97,468	4,903,615
Packaging Corp. of America	24,754	3,328,423
Sealed Air Corp.	40,554	1,714,218
Westrock Co.	67,766	2,807,545

		12,753,801

Distributors — 0.4%
Pool Corp.	10,459	3,704,369

Diversified Telecommunication Services — 0.8%
AT&T Inc.	127,028	3,636,811

Security	Shares	Value

Diversified Telecommunication Services (continued)
Verizon Communications Inc.	57,745	$3,161,539

		6,798,350

Electric Utilities — 2.5%
Exelon Corp.	254,345	10,570,578
NRG Energy Inc.	63,637	2,635,208
OGE Energy Corp.	52,139	1,591,282
Pinnacle West Capital Corp.	29,375	2,210,469
PPL Corp.	200,652	5,552,041

		22,559,578

Electrical Equipment — 1.8%
Eaton Corp. PLC	104,427	12,291,058
Generac Holdings Inc.(a)	16,393	4,039,563

		16,330,621

Electronic Equipment, Instruments & Components — 3.6%
Arrow Electronics Inc.(a)	20,225	1,974,567
CDW Corp./DE	9,931	1,307,515
Cognex Corp.	45,166	3,709,484
IPG Photonics Corp.(a)	9,716	2,170,846
Keysight Technologies Inc.(a)	48,938	6,929,131
TE Connectivity Ltd.	86,140	10,371,256
Zebra Technologies Corp., Class A(a)	13,924	5,400,145

		31,862,944

Entertainment — 4.0%
Activision Blizzard Inc.	201,460	18,332,860
Electronic Arts Inc.	75,376	10,793,843
Take-Two Interactive Software Inc.(a)	29,841	5,981,629

		35,108,332

Equity Real Estate Investment Trusts (REITs) — 2.6%
AvalonBay Communities Inc.	11,931	1,952,747
Camden Property Trust	25,420	2,596,653
Duke Realty Corp.	96,740	3,827,035
Essex Property Trust Inc.	4,751	1,138,387
Omega Healthcare Investors Inc.	59,169	2,143,101
Public Storage	41,060	9,346,077
Vornado Realty Trust	42,133	1,675,208

		22,679,208

Food & Staples Retailing — 3.1%
Kroger Co. (The)	203,038	7,004,811
Walmart Inc.	148,981	20,930,341

		27,935,152

Food Products — 0.9%
JM Smucker Co. (The)	29,772	3,465,758
Tyson Foods Inc., Class A	76,799	4,938,944

		8,404,702

Gas Utilities — 0.3%
Atmos Energy Corp.	32,194	2,865,266

Health Care Equipment & Supplies — 3.4%
ABIOMED Inc.(a)	11,758	4,094,724
Cooper Companies Inc. (The)	13,922	5,068,165
Masimo Corp.(a)	13,625	3,486,910
ResMed Inc.	37,818	7,622,974
Varian Medical Systems Inc.(a)	23,788	4,176,459
West Pharmaceutical Services Inc.	19,273	5,772,071

		30,221,303

Health Care Providers & Services — 5.2%
Anthem Inc.	58,372	17,335,316
DaVita Inc.(a)	20,825	2,444,230

34	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI USA Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Henry Schein Inc.(a)	37,262	$2,453,703
Humana Inc.	34,526	13,227,256
Molina Healthcare Inc.(a)	15,477	3,306,042
Quest Diagnostics Inc.	35,051	4,526,837
Universal Health Services Inc., Class B	20,279	2,528,386

		45,821,770

Health Care Technology — 0.7%
Cerner Corp.	79,703	6,385,007

Household Durables — 3.3%
DR Horton Inc.	90,178	6,925,670
Garmin Ltd.	37,432	4,299,440
Lennar Corp., Class A	71,674	5,959,693
Mohawk Industries Inc.(a)	15,772	2,264,859
NVR Inc.(a)	918	4,081,869
PulteGroup Inc.	69,996	3,044,826
Whirlpool Corp.	16,261	3,009,748

		29,586,105

Insurance — 2.4%
Athene Holding Ltd., Class A(a)	33,073	1,352,355
Brown & Brown Inc.	62,741	2,703,510
Erie Indemnity Co., Class A, NVS	6,646	1,615,643
Everest Re Group Ltd.	10,432	2,201,986
Fidelity National Financial Inc.	72,366	2,626,886
Globe Life Inc.	26,409	2,387,109
Hartford Financial Services Group Inc. (The)	93,487	4,489,246
Lincoln National Corp.	50,437	2,294,379
MetLife Inc.	192	9,245
Reinsurance Group of America Inc.	17,711	1,860,540

		21,540,899

Interactive Media & Services — 0.5%
Facebook Inc., Class A(a)	1,345	347,454
IAC/InterActiveCorp.(a)	20,756	4,357,722

		4,705,176

Internet & Direct Marketing Retail — 3.2%
Amazon.com Inc.(a)	5,733	18,381,145
eBay Inc.	182,669	10,322,625

		28,703,770

IT Services — 3.7%
Akamai Technologies Inc.(a)	42,465	4,714,889
Black Knight Inc.(a)	41,000	3,349,290
Booz Allen Hamilton Holding Corp.	35,965	3,063,139
Cognizant Technology Solutions Corp., Class A	141,522	11,031,640
EPAM Systems Inc.(a)	14,578	5,021,100
Jack Henry & Associates Inc.	20,001	2,895,945
Western Union Co. (The)	107,273	2,388,970

		32,464,973

Life Sciences Tools & Services — 1.5%
Agilent Technologies Inc.	80,590	9,684,500
Bio-Rad Laboratories Inc., Class A(a)	5,774	3,312,948

		12,997,448

Machinery — 1.6%
Cummins Inc.	38,544	9,035,484
Pentair PLC	43,302	2,358,227
Snap-on Inc.	13,506	2,430,945

		13,824,656

Media — 1.4%
Cable One Inc.	1,259	2,518,000

Security	Shares	Value

Media (continued)
Discovery Inc., Class A(a)(b)	41,954	$1,737,735
Discovery Inc., Class C, NVS(a)	84,236	2,950,787
Fox Corp., Class B(a)	44,442	1,328,371
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	45,393	1,841,140
News Corp., Class A, NVS	101,331	1,965,822

		12,341,855

Metals & Mining — 0.6%
Nucor Corp.	78,793	3,839,583
Steel Dynamics Inc.	54,831	1,879,058

		5,718,641

Multi-Utilities — 1.4%
Ameren Corp.	64,488	4,689,567
Public Service Enterprise Group Inc.	132,001	7,448,817

		12,138,384

Multiline Retail — 2.3%
Target Corp.	113,166	20,502,284

Oil, Gas & Consumable Fuels — 0.2%
Cabot Oil & Gas Corp.	103,841	1,903,405

Pharmaceuticals — 1.7%
Horizon Therapeutics PLC(a)	57,510	4,168,325
Jazz Pharmaceuticals PLC(a)	14,456	2,247,908
Perrigo Co. PLC	35,542	1,517,643
Royalty Pharma PLC, Class A	29,759	1,398,971
Viatris Inc.(a)	322,256	5,475,129

		14,807,976

Professional Services — 0.2%
Robert Half International Inc.	29,872	2,016,360

Real Estate Management & Development — 0.6%
CBRE Group Inc., Class A(a)	87,508	5,336,238

Road & Rail — 1.7%
AMERCO	2,512	1,161,649
JB Hunt Transport Services Inc.	22,031	2,966,695
Kansas City Southern	24,624	4,990,546
Knight-Swift Transportation Holdings Inc.	33,413	1,336,520
Old Dominion Freight Line Inc.	24,499	4,752,806

		15,208,216

Semiconductors & Semiconductor Equipment — 8.6%
Intel Corp.	481,663	26,737,113
Maxim Integrated Products Inc.	69,608	6,105,318
Micron Technology Inc.(a)	289,972	22,696,109
Monolithic Power Systems Inc.	11,139	3,957,575
Qorvo Inc.(a)	29,814	5,094,616
Skyworks Solutions Inc.	43,599	7,379,131
Teradyne Inc.	43,334	4,917,542

		76,887,404

Software — 8.9%
ANSYS Inc.(a)	22,393	7,935,407
Cadence Design Systems Inc.(a)	72,763	9,487,568
Citrix Systems Inc.	30,630	4,083,285
Cloudflare Inc., Class A(a)	40,240	3,084,798
Datadog Inc., Class A(a)	22,519	2,313,827
Intuit Inc.	37,472	13,536,011
Microsoft Corp.	108,512	25,170,444
NortonLifeLock Inc.	146,538	3,087,556
Synopsys Inc.(a)	39,609	10,118,119

		78,817,015

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI USA Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail — 1.5%
Advance Auto Parts Inc.	18,044	$2,691,082
Best Buy Co. Inc.	60,678	6,602,980
Tractor Supply Co.	30,332	4,299,258

		13,593,320

Technology Hardware, Storage & Peripherals — 6.9%
Apple Inc.	304,869	40,230,513
Hewlett Packard Enterprise Co.	335,647	4,141,884
HP Inc.	373,216	9,084,078
NetApp Inc.	57,943	3,849,733
Seagate Technology PLC	60,476	3,998,673

		61,304,881

Textiles, Apparel & Luxury Goods — 0.8%
Lululemon Athletica Inc.(a)	21,021	6,909,182

Trading Companies & Distributors — 1.8%
Fastenal Co.	149,717	6,825,598
United Rentals Inc.(a)(b)	18,813	4,571,747
WW Grainger Inc.	11,884	4,330,411

		15,727,756

Total Common Stocks — 99.8% (Cost: $727,770,356)		887,845,581

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(c)(d)(e)	4,795,169	$4,798,046
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	1,838,000	1,838,000

		6,636,046

Total Short-Term Investments — 0.7% (Cost: $6,636,046)		6,636,046

Total Investments in Securities — 100.5% (Cost: $734,406,402)		894,481,627

Other Assets, Less Liabilities — (0.5)%		(4,515,132)

Net Assets — 100.0%		$889,966,495

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$1,353,763	$3,445,468	(a)	$—	$521	$(1,706)	$4,798,046	4,795,169	$3,674	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	818,000	1,020,000	(a)	—	—	—	1,838,000	1,838,000	669		—

					$521	$(1,706)	$6,636,046		$4,343		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	8	03/19/21	$1,482	$10,455
S&P MidCap 400 E-Mini Index	2	03/19/21	467	9,515

				$19,970

36	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI USA Multifactor ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$19,970

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended January 31, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$333,211

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(46,417)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,833,820

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$887,845,581	$—	$—	$887,845,581
Money Market Funds	6,636,046	—	—	6,636,046

	$894,481,627	$—	$—	$894,481,627

Derivative financial instruments(a)
Assets
Futures Contracts	$19,970	$—	$—	$19,970

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) January 31, 2021	iShares® MSCI USA Small-Cap Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.4%
Moog Inc., Class A	26,676	$1,970,556
National Presto Industries Inc.	4,383	391,884
Vectrus Inc.(a)	10,331	531,013

		2,893,453

Air Freight & Logistics — 0.6%
Atlas Air Worldwide Holdings Inc.(a)(b)	5,809	301,022
Echo Global Logistics Inc.(a)	23,438	617,123
Forward Air Corp.	24,877	1,783,432
Hub Group Inc., Class A(a)	29,797	1,568,216

		4,269,793

Airlines — 0.1%
SkyWest Inc.	11,155	434,933

Auto Components — 0.6%
Cooper Tire & Rubber Co.	44,724	1,643,607
Gentherm Inc.(a)	29,033	1,778,561
Standard Motor Products Inc.	17,881	701,472
XPEL Inc.(a)	13,503	648,279

		4,771,919

Banks — 0.5%
Amalgamated Bank, Class A	12,421	182,092
Arrow Financial Corp.	13,751	404,279
Bancorp. Inc. (The)(a)	46,083	772,812
Camden National Corp.	13,303	499,528
Capital City Bank Group Inc.	10,442	233,170
Community Trust Bancorp. Inc.	14,244	519,336
First Community Bankshares Inc.	14,171	304,110
First Financial Corp./IN	10,364	397,874
Great Southern Bancorp. Inc.	10,019	492,634
Independent Bank Corp./MI	18,480	339,293

		4,145,128

Beverages — 1.2%
Boston Beer Co. Inc. (The), Class A, NVS(a)	8,363	7,667,951
National Beverage Corp.(b)	10,364	1,570,561

		9,238,512

Biotechnology — 3.3%
Anika Therapeutics Inc.(a)	12,631	467,473
Arcturus Therapeutics Holdings Inc.(a)	17,347	1,256,964
CareDx Inc.(a)	41,355	3,160,763
Catalyst Pharmaceuticals Inc.(a)(b)	87,388	318,092
Coherus Biosciences Inc.(a)	50,832	955,642
Eagle Pharmaceuticals Inc./DE(a)	10,283	479,908
Emergent BioSolutions Inc.(a)(b)	39,996	4,273,573
Twist Bioscience Corp.(a)	27,796	4,573,554
United Therapeutics Corp.(a)	39,484	6,468,269
Vanda Pharmaceuticals Inc.(a)(b)	48,587	696,737
Veracyte Inc.(a)	44,562	2,526,665
XBiotech Inc.(a)	12,887	241,373

		25,419,013

Building Products — 2.7%
Apogee Enterprises Inc.	22,261	781,361
Builders FirstSource Inc.(a)	178,132	6,813,549
CSW Industrials Inc.	13,085	1,524,664
Gibraltar Industries Inc.(a)	28,826	2,583,675
Insteel Industries Inc.	16,267	410,579
Masonite International Corp.(a)(b)	20,685	2,058,158
Quanex Building Products Corp.	29,162	641,272

Security	Shares	Value

Building Products (continued)
Simpson Manufacturing Co. Inc.	34,788	$3,200,496
UFP Industries Inc.	54,382	2,933,365

		20,947,119

Capital Markets — 4.0%
Affiliated Managers Group Inc.	41,388	4,560,544
Artisan Partners Asset Management Inc., Class A	51,820	2,508,088
BrightSphere Investment Group Inc.	56,980	1,044,443
Cohen & Steers Inc.	21,239	1,391,154
Cowen Inc., Class A	22,145	556,947
Diamond Hill Investment Group Inc.	2,713	402,148
Evercore Inc., Class A	36,089	3,937,310
Federated Hermes Inc.	84,619	2,284,713
Houlihan Lokey Inc.	45,360	2,941,596
Janus Henderson Group PLC	138,938	4,273,733
Moelis & Co., Class A	49,116	2,441,556
Piper Sandler Cos	15,144	1,383,102
PJT Partners Inc., Class A(b)	18,193	1,255,135
Victory Capital Holdings Inc., Class A(b)	14,622	310,279
Waddell & Reed Financial Inc., Class A	55,037	1,391,886

		30,682,634

Chemicals — 1.2%
AdvanSix Inc.(a)	24,920	531,294
Chase Corp.	6,716	673,212
FutureFuel Corp.	23,333	310,329
Hawkins Inc.	8,532	468,663
Innospec Inc.	21,844	1,917,685
Kraton Corp.(a)	28,329	795,478
Minerals Technologies Inc.	30,335	1,869,546
Stepan Co.	17,936	2,021,028
Tredegar Corp.	23,840	347,826

		8,935,061

Commercial Services & Supplies — 1.2%
ACCO Brands Corp.	83,983	679,422
Brady Corp., Class A, NVS	43,049	1,976,380
CoreCivic Inc.	106,359	756,212
Ennis Inc.	23,181	421,894
Heritage-Crystal Clean Inc.(a)	13,449	291,843
HNI Corp.	37,940	1,223,944
Kimball International Inc., Class B	32,699	395,331
Knoll Inc.	45,084	674,457
McGrath RentCorp	21,411	1,494,274
Steelcase Inc., Class A	74,362	961,501

		8,875,258

Communications Equipment — 1.7%
ADTRAN Inc.	42,637	733,356
Calix Inc.(a)	49,147	1,484,239
Ciena Corp.(a)	134,391	7,175,136
Digi International Inc.(a)	24,524	452,958
NETGEAR Inc.(a)(b)	26,585	1,100,353
NetScout Systems Inc.(a)	64,416	1,883,202

		12,829,244

Construction & Engineering — 1.9%
Aegion Corp.(a)	27,359	502,585
Arcosa Inc.	42,977	2,397,687
Comfort Systems USA Inc.	32,431	1,797,650
Construction Partners Inc., Class A(a)	18,505	525,912
Great Lakes Dredge & Dock Corp.(a)	57,743	787,037
IES Holdings Inc.(a)	7,485	340,418
MYR Group Inc.(a)	14,855	826,087

38	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI USA Small-Cap Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering (continued)
Primoris Services Corp.	40,753	$1,186,116
Quanta Services Inc.	80,011	5,638,375
Tutor Perini Corp.(a)	36,112	538,069

		14,539,936

Construction Materials — 0.0%
United State Lime & Minerals Inc.	2,001	242,121

Consumer Finance — 1.2%
Encore Capital Group Inc.(a)	25,077	744,787
Enova International Inc.(a)	31,549	713,007
Green Dot Corp., Class A(a)	40,065	2,012,465
Navient Corp.	172,414	1,940,520
PROG Holdings Inc.	59,943	2,828,111
World Acceptance Corp.(a)	4,617	662,170

		8,901,060

Containers & Packaging — 0.1%
Myers Industries Inc.	27,051	542,373

Diversified Consumer Services — 0.4%
American Public Education Inc.(a)	13,156	378,630
Collectors Universe Inc.	7,804	712,583
Perdoceo Education Corp.(a)	61,461	727,084
Stride Inc.(a)	36,728	945,746

		2,764,043

Diversified Telecommunication Services — 0.5%
ATN International Inc.	9,939	429,166
Bandwidth Inc., Class A(a)(b)	17,458	3,109,968

		3,539,134

Electrical Equipment — 1.8%
Acuity Brands Inc.	35,240	4,237,258
Atkore International Group Inc.(a)	42,017	1,863,874
AZZ Inc.	23,289	1,108,324
Encore Wire Corp.	18,344	1,059,366
GrafTech International Ltd.	71,265	691,270
Regal Beloit Corp.	36,078	4,527,067

		13,487,159

Electronic Equipment, Instruments & Components — 5.9%
Avnet Inc.	87,820	3,100,924
Badger Meter Inc.	25,887	2,374,097
Benchmark Electronics Inc.	32,415	821,072
CTS Corp.	25,819	787,479
Dolby Laboratories Inc., Class A	57,231	5,038,045
ePlus Inc.(a)	12,049	1,012,598
Fabrinet(a)	32,668	2,578,812
Insight Enterprises Inc.(a)(b)	31,182	2,372,950
Jabil Inc.	120,483	4,984,382
Kimball Electronics Inc.(a)	22,216	425,881
Knowles Corp.(a)	81,474	1,571,633
Methode Electronics Inc.	33,365	1,259,529
Napco Security Technologies Inc.(a)	10,603	274,830
National Instruments Corp.	111,013	4,595,938
OSI Systems Inc.(a)	15,129	1,361,912
PC Connection Inc.	10,451	513,040
Plexus Corp.(a)	26,003	2,000,151
Sanmina Corp.(a)	60,248	1,873,713
ScanSource Inc.(a)	22,535	545,122
TTM Technologies Inc.(a)	90,141	1,208,791
Vishay Intertechnology Inc.	117,855	2,539,775
Vishay Precision Group Inc.(a)	9,485	303,425

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Vontier Corp.(a)	112,321	$3,642,570

		45,186,669

Energy Equipment & Services — 0.0%
Bristow Group Inc.(a)	6,731	162,957

Entertainment — 0.2%
Glu Mobile Inc.(a)	115,857	1,020,700
IMAX Corp.(a)	44,480	840,672

		1,861,372

Equity Real Estate Investment Trusts (REITs) — 3.4%
Centerspace	11,403	797,526
Equity Commonwealth	108,039	3,080,192
Franklin Street Properties Corp.	95,420	392,176
GEO Group Inc. (The)	94,545	845,232
Getty Realty Corp.	31,674	841,578
Industrial Logistics Properties Trust	57,974	1,229,629
Lexington Realty Trust	240,428	2,464,387
LTC Properties Inc.	34,889	1,348,111
National Health Investors Inc.	25,573	1,658,153
One Liberty Properties Inc.	14,625	293,085
Piedmont Office Realty Trust Inc., Class A	112,045	1,723,252
PS Business Parks Inc.	18,326	2,494,535
Retail Properties of America Inc., Class A	190,485	1,754,367
RPT Realty	71,967	665,695
Spirit Realty Capital Inc.	91,613	3,532,597
Urstadt Biddle Properties Inc., Class A	26,668	368,819
Weingarten Realty Investors	108,198	2,435,537

		25,924,871

Food & Staples Retailing — 0.7%
Ingles Markets Inc., Class A	11,365	540,519
SpartanNash Co.	31,859	590,029
Sprouts Farmers Market Inc.(a)	104,861	2,375,102
United Natural Foods Inc.(a)	48,622	1,316,684
Village Super Market Inc., Class A	7,742	163,124
Weis Markets Inc.	15,544	766,008

		5,751,466

Food Products — 0.2%
Fresh Del Monte Produce Inc.	27,359	669,475
Freshpet Inc.(a)(b)	4,572	636,925
John B Sanfilippo & Son Inc.	7,843	630,812

		1,937,212

Gas Utilities — 0.4%
National Fuel Gas Co.	72,777	2,930,002
Star Group LP	36,943	353,175

		3,283,177

Health Care Equipment & Supplies — 5.9%
AngioDynamics Inc.(a)(b)	33,668	630,938
Atrion Corp.	1,301	847,562
BioLife Solutions Inc.(a)	16,290	617,717
Cardiovascular Systems Inc.(a)	15,052	677,189
Co-Diagnostics Inc.(a)	22,472	288,540
CONMED Corp.	25,403	2,842,596
CryoPort Inc.(a)	34,159	2,329,644
GenMark Diagnostics Inc.(a)	56,868	785,347
Globus Medical Inc., Class A(a)	66,969	4,131,318
Haemonetics Corp.(a)	45,076	5,151,736
Heska Corp.(a)(b)	7,979	1,335,365
Lantheus Holdings Inc.(a)	56,432	918,149
LeMaitre Vascular Inc.	15,285	734,597

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI USA Small-Cap Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Meridian Bioscience Inc.(a)	38,108	$842,187
Merit Medical Systems Inc.(a)	44,395	2,403,989
Mesa Laboratories Inc.	4,309	1,194,196
Natus Medical Inc.(a)	30,113	733,854
NuVasive Inc.(a)	45,567	2,448,771
OraSure Technologies Inc.(a)(b)	63,620	968,933
Orthofix Medical Inc.(a)	16,326	659,734
Quidel Corp.(a)	33,567	8,424,310
Shockwave Medical Inc.(a)	24,185	2,806,427
Silk Road Medical Inc.(a)	23,954	1,306,212
Surmodics Inc.(a)	12,135	552,143
Vapotherm Inc.(a)	12,504	432,013
Varex Imaging Corp.(a)(b)	34,726	672,295
Zynex Inc.(a)(b)	16,972	306,684

		45,042,446

Health Care Providers & Services — 8.3%
Acadia Healthcare Co. Inc.(a)	71,183	3,607,554
Addus HomeCare Corp.(a)(b)	13,231	1,489,149
Amedisys Inc.(a)	28,864	8,292,916
AMN Healthcare Services Inc.(a)	41,774	3,012,741
Castle Biosciences Inc.(a)	10,501	701,782
Chemed Corp.	14,154	7,330,356
CorVel Corp.(a)	8,768	866,454
Encompass Health Corp.	88,415	7,108,566
Ensign Group Inc. (The)	45,417	3,555,243
Fulgent Genetics Inc.(a)(b)	10,717	1,184,121
Hanger Inc.(a)	33,874	694,078
LHC Group Inc.(a)	26,683	5,315,787
Magellan Health Inc.(a)	20,064	1,885,615
ModivCare Inc.(a)(b)	11,868	1,881,909
National HealthCare Corp.	10,924	699,682
National Research Corp.	12,342	559,093
Ontrak Inc.(a)(b)	6,067	481,052
Owens & Minor Inc.	65,355	1,900,523
Patterson Companies Inc.	77,040	2,440,627
Pennant Group Inc. (The)(a)	23,632	1,270,693
Premier Inc., Class A	108,349	3,669,781
RadNet Inc.(a)	5,656	101,299
Tenet Healthcare Corp.(a)	79,644	3,764,772
Triple-S Management Corp., Class B(a)	20,839	488,258
U.S. Physical Therapy Inc.(b)	11,417	1,373,922

		63,675,973

Health Care Technology — 2.1%
Allscripts Healthcare Solutions Inc.(a)(b)	144,892	2,390,718
Computer Programs & Systems Inc.	11,612	357,417
HealthStream Inc.(a)	24,181	562,934
HMS Holdings Corp.(a)	78,699	2,897,697
Inovalon Holdings Inc., Class A(a)(b)	64,259	1,567,920
NextGen Healthcare Inc.(a)	47,419	937,948
Omnicell Inc.(a)	38,020	4,478,756
Phreesia Inc.(a)	26,559	1,734,037
Simulations Plus Inc.(b)	13,967	1,105,348

		16,032,775

Household Durables — 3.8%
Century Communities Inc.(a)	25,203	1,183,029
Ethan Allen Interiors Inc.	21,162	500,481
Green Brick Partners Inc.(a)	22,522	448,188
iRobot Corp.(a)	24,792	2,977,519
KB Home	72,435	3,016,193

Security	Shares	Value

Household Durables (continued)
La-Z-Boy Inc.	40,894	$1,583,416
M/I Homes Inc.(a)	25,378	1,252,912
MDC Holdings Inc.	47,912	2,492,382
Meritage Homes Corp.(a)	33,433	2,683,333
Taylor Morrison Home Corp.(a)	109,541	2,845,875
TopBuild Corp.(a)	29,411	5,880,730
TRI Pointe Homes Inc.(a)	115,869	2,340,554
Tupperware Brands Corp.(a)	43,668	1,313,533
Universal Electronics Inc.(a)	12,385	671,762

		29,189,907

Household Products — 0.2%
Central Garden & Pet Co.(a)	8,539	361,114
Central Garden & Pet Co., Class A, NVS(a)	35,261	1,375,179

		1,736,293

Insurance — 2.8%
American Equity Investment Life Holding Co.	71,652	2,091,522
American National Group Inc.	7,171	633,773
AMERISAFE Inc.	17,186	953,823
Assured Guaranty Ltd.	64,091	2,291,253
Crawford & Co., Class A, NVS	14,983	114,021
Donegal Group Inc., Class A	11,509	159,630
Employers Holdings Inc.	22,808	695,644
First American Financial Corp.	99,148	5,184,449
HCI Group Inc.	5,689	316,479
Heritage Insurance Holdings Inc.	22,452	209,253
National Western Life Group Inc., Class A	2,151	387,180
Palomar Holdings Inc.(a)(b)	15,850	1,578,501
ProSight Global Inc.(a)	9,688	120,615
Safety Insurance Group Inc.	8,628	633,640
Stewart Information Services Corp.	19,669	912,248
Third Point Reinsurance Ltd.(a)	75,951	701,028
Universal Insurance Holdings Inc.	26,902	360,218
Unum Group	180,974	4,204,026

		21,547,303

Interactive Media & Services — 0.2%
EverQuote Inc., Class A(a)(b)	10,098	455,016
QuinStreet Inc.(a)	42,134	891,977
TrueCar Inc.(a)	86,425	387,184

		1,734,177

Internet & Direct Marketing Retail — 1.8%
1-800-Flowers.com Inc., Class A(a)(b)	22,243	683,527
CarParts.com Inc.(a)	30,954	486,287
Duluth Holdings Inc., Class B(a)(b)	18,330	228,575
Overstock.com Inc.(a)	36,146	2,804,930
PetMed Express Inc.	18,024	688,517
Qurate Retail Inc., Series A	344,494	4,340,624
Shutterstock Inc.	17,709	1,150,908
Stamps.com Inc.(a)	15,625	3,567,344

		13,950,712

IT Services — 2.2%
CSG Systems International Inc.	29,414	1,267,449
EVERTEC Inc.	54,307	1,884,453
Hackett Group Inc. (The)	22,716	309,392
Limelight Networks Inc.(a)	108,530	494,354
ManTech International Corp./VA, Class A	24,135	2,164,668
MAXIMUS Inc.	54,512	4,091,671
NIC Inc.	59,585	1,604,028
Perficient Inc.(a)(b)	29,562	1,614,381
Repay Holding Corp.(a)(b)	34,282	759,346

40	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI USA Small-Cap Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Sykes Enterprises Inc.(a)	33,832	$1,305,577
TTEC Holdings Inc.	16,618	1,255,989

		16,751,308

Leisure Products — 0.7%
Johnson Outdoors Inc., Class A	5,522	602,064
Malibu Boats Inc., Class A(a)(b)	18,312	1,283,854
Smith & Wesson Brands Inc.	48,961	810,794
Sturm Ruger & Co. Inc.	15,554	985,501
Vista Outdoor Inc.(a)	51,622	1,505,814

		5,188,027

Life Sciences Tools & Services — 0.7%
Luminex Corp.	39,158	1,099,948
Medpace Holdings Inc.(a)	25,184	3,344,184
Personalis Inc.(a)	20,513	789,135

		5,233,267

Machinery — 1.0%
Astec Industries Inc.	18,086	1,075,574
Gorman-Rupp Co. (The)	15,085	475,178
Greenbrier Companies Inc. (The)	29,073	1,051,861
Meritor Inc.(a)	44,384	1,145,551
Mueller Industries Inc.	45,443	1,551,879
Omega Flex Inc.	2,691	497,835
Standex International Corp.	11,007	901,583
Wabash National Corp.	47,044	750,352

		7,449,813

Media — 0.8%
AMC Networks Inc., Class A(a)(b)	23,719	1,172,193
John Wiley & Sons Inc., Class A	39,628	1,807,433
MSG Networks Inc., Class A(a)(b)	34,505	595,901
TechTarget Inc.(a)(b)	20,808	1,554,358
Tribune Publishing Co.	11,364	166,028
WideOpenWest Inc.(a)	46,438	494,565

		5,790,478

Metals & Mining — 2.0%
Arconic Corp.(a)	87,272	2,199,254
Commercial Metals Co.	105,861	2,084,403
Materion Corp.	18,068	1,232,057
Reliance Steel & Aluminum Co.	56,684	6,579,879
Schnitzer Steel Industries Inc., Class A	23,915	705,971
Warrior Met Coal Inc.	45,508	1,047,594
Worthington Industries Inc.	34,005	1,779,822

		15,628,980

Mortgage Real Estate Investment — 0.1%
Broadmark Realty Capital Inc.	111,685	1,149,239

Multi-Utilities — 0.4%
Avista Corp.	60,381	2,263,080
Unitil Corp.	13,333	543,586

		2,806,666

Multiline Retail — 0.4%
Big Lots Inc.	34,879	2,081,579
Dillard’s Inc., Class A(b)	7,690	675,259

		2,756,838

Oil, Gas & Consumable Fuels — 1.5%
Arch Resources Inc.	12,793	613,040
Bonanza Creek Energy Inc.(a)	13,110	270,853
CNX Resources Corp.(a)	199,583	2,528,717
Dorian LPG Ltd.(a)	34,026	394,361

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Green Plains Inc.(a)	30,113	$578,471
International Seaways Inc.	21,146	338,547
Renewable Energy Group Inc.(a)	30,617	2,743,283
REX American Resources Corp.(a)(b)	4,948	378,522
Southwestern Energy Co.(a)	510,482	1,924,517
World Fuel Services Corp.	56,447	1,726,714

		11,497,025

Paper & Forest Products — 0.2%
Clearwater Paper Corp.(a)	14,734	561,071
Schweitzer-Mauduit International Inc.	27,867	1,034,980

		1,596,051

Personal Products — 0.9%
BellRing Brands Inc., Class A(a)(b)	35,056	815,403
Medifast Inc.	9,414	2,209,183
Nu Skin Enterprises Inc., Class A	45,685	2,643,791
USANA Health Sciences Inc.(a)	11,211	927,822

		6,596,199

Pharmaceuticals — 1.4%
Amphastar Pharmaceuticals Inc.(a)	33,775	614,029
ANI Pharmaceuticals Inc.(a)	8,751	249,754
BioDelivery Sciences International Inc.(a)	76,276	293,663
Corcept Therapeutics Inc.(a)	97,601	2,758,204
Innoviva Inc.(a)	58,593	703,702
Pacira BioSciences Inc.(a)	36,101	2,385,554
Phibro Animal Health Corp., Class A	18,037	374,087
Prestige Consumer Healthcare Inc.(a)	44,621	1,784,840
Supernus Pharmaceuticals Inc.(a)	46,822	1,376,099

		10,539,932

Professional Services — 1.3%
Barrett Business Services Inc.	6,789	428,046
Exponent Inc.	45,895	3,790,009
Heidrick & Struggles International Inc.	17,196	501,435
ICF International Inc.	16,758	1,292,545
Kelly Services Inc., Class A, NVS	30,501	595,380
Kforce Inc.	17,560	748,934
Korn Ferry	41,161	1,876,942
Resources Connection Inc.	27,149	313,299
TrueBlue Inc.(a)	32,060	595,995

		10,142,585

Real Estate Management & Development — 1.0%
eXp World Holdings Inc.(a)(b)	24,371	2,597,705
Marcus & Millichap Inc.(a)	20,979	749,580
Newmark Group Inc., Class A	133,424	901,946
RE/MAX Holdings Inc., Class A	16,113	583,613
Realogy Holdings Corp.(a)	102,631	1,457,360
RMR Group Inc. (The), Class A	13,615	502,121
St. Joe Co. (The)	28,792	1,281,244

		8,073,569

Road & Rail — 1.3%
ArcBest Corp.	22,622	1,048,530
Heartland Express Inc.	39,788	746,821
Marten Transport Ltd.	54,871	869,705
Saia Inc.(a)	23,248	4,109,084
Schneider National Inc., Class B	46,117	968,457
Werner Enterprises Inc.	55,288	2,169,501

		9,912,098

Semiconductors & Semiconductor Equipment — 4.3%
Amkor Technology Inc.	96,567	1,498,720

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI USA Small-Cap Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Axcelis Technologies Inc.(a)	29,752	$1,018,708
CEVA Inc.(a)	19,701	1,158,222
Cirrus Logic Inc.(a)	51,916	4,864,010
Diodes Inc.(a)	39,169	2,772,382
DSP Group Inc.(a)	19,860	320,342
FormFactor Inc.(a)	68,510	2,800,004
Kulicke & Soffa Industries Inc.	54,979	1,961,101
Lattice Semiconductor Corp.(a)	119,690	4,800,766
NeoPhotonics Corp.(a)	41,865	466,376
PDF Solutions Inc.(a)	29,221	564,550
Photronics Inc.(a)	34,281	380,519
Power Integrations Inc.	53,059	4,273,902
SiTime Corp.(a)(b)	7,431	906,954
SMART Global Holdings Inc.(a)(b)	12,888	478,789
Synaptics Inc.(a)(b)	30,432	3,019,463
Ultra Clean Holdings Inc.(a)	35,474	1,369,296

		32,654,104

Software — 4.2%
A10 Networks Inc.(a)	45,033	447,178
Agilysys Inc.(a)	17,826	655,819
American Software Inc./GA, Class A	27,223	522,954
Cerence Inc.(a)(b)	32,649	3,653,750
ChannelAdvisor Corp.(a)	24,227	496,653
Digital Turbine Inc.(a)	70,081	4,009,334
Ebix Inc.	21,986	1,144,811
eGain Corp.(a)	19,238	211,618
j2 Global Inc.(a)	40,208	4,126,949
Manhattan Associates Inc.(a)	56,475	6,394,664
Mitek Systems Inc.(a)	36,709	592,850
Model N Inc.(a)(b)	23,035	782,729
OneSpan Inc.(a)	28,696	669,191
Progress Software Corp.	40,040	1,608,807
Qualys Inc.(a)(b)	29,659	4,106,882
Sprout Social Inc., Class A(a)	17,074	1,126,884
VirnetX Holding Corp.	56,858	343,991
Xperi Holding Corp.	47,362	912,192

		31,807,256

Specialty Retail — 8.3%
Aaron’s Co. Inc. (The)(a)	29,972	507,726
Abercrombie & Fitch Co., Class A	55,457	1,279,393
America’s Car-Mart Inc./TX(a)	5,609	666,237
Asbury Automotive Group Inc.(a)	17,150	2,445,762
AutoNation Inc.(a)(b)	50,401	3,592,583
Boot Barn Holdings Inc.(a)	25,654	1,468,435
Buckle Inc. (The)	26,357	1,036,357
Camping World Holdings Inc., Class A	34,084	1,164,309
Dick’s Sporting Goods Inc.	57,919	3,881,152
Foot Locker Inc.	88,170	3,863,609
Genesco Inc.(a)(b)	12,663	491,451
Group 1 Automotive Inc.	15,419	2,121,963
Haverty Furniture Companies Inc.	14,600	477,274
Hibbett Sports Inc.(a)	14,700	829,815
Lithia Motors Inc., Class A	23,139	7,373,937
Lumber Liquidators Holdings Inc.(a)	25,651	717,202
MarineMax Inc.(a)	19,230	804,391
Michaels Companies Inc. (The)(a)	65,498	1,015,219
Murphy USA Inc.	24,643	3,069,779
ODP Corp. (The)	47,105	2,010,912
Rent-A-Center Inc./TX	43,068	1,864,844

Security	Shares	Value

Specialty Retail (continued)
RH(a)(b)	13,719	$6,521,464
Sally Beauty Holdings Inc.(a)(b)	100,334	1,515,043
Shoe Carnival Inc.	8,141	382,546
Sleep Number Corp.(a)(b)	24,648	2,655,576
Sonic Automotive Inc., Class A	20,392	834,645
Sportsman’s Warehouse Holdings Inc.(a)	38,770	679,250
Williams-Sonoma Inc.	69,165	8,916,752
Winmark Corp.	2,653	452,681
Zumiez Inc.(a)	18,088	779,231

		63,419,538

Technology Hardware, Storage & Peripherals —0.6%
Super Micro Computer Inc.(a)	39,259	1,217,029
Xerox Holdings Corp.	160,974	3,385,283

		4,602,312

Textiles, Apparel & Luxury Goods — 1.2%
Deckers Outdoor Corp.(a)	24,912	7,273,806
G-III Apparel Group Ltd.(a)	38,450	1,039,688
Oxford Industries Inc.	14,863	969,662

		9,283,156

Thrifts & Mortgage Finance — 2.4%
Essent Group Ltd.	92,844	3,883,664
MGIC Investment Corp.	301,014	3,527,884
NMI Holdings Inc., Class A(a)	64,543	1,368,957
PennyMac Financial Services Inc.	51,487	2,986,246
Radian Group Inc.	170,303	3,269,818
TrustCo Bank Corp. NY	75,141	467,377
Walker & Dunlop Inc.	26,270	2,162,546
Waterstone Financial Inc.	20,729	382,865

		18,049,357

Tobacco — 0.1%
Universal Corp./VA	21,771	998,636

Trading Companies & Distributors — 2.7%
Air Lease Corp.	96,100	3,808,443
Boise Cascade Co.	34,849	1,659,858
CAI International Inc.	14,044	456,009
GMS Inc.(a)	37,996	1,101,504
H&E Equipment Services Inc.	28,737	789,693
Herc Holdings Inc.(a)	18,144	1,160,853
MSC Industrial Direct Co. Inc., Class A	40,474	3,139,568
Rush Enterprises Inc., Class A	37,328	1,567,403
Rush Enterprises Inc., Class B	5,055	195,780
Systemax Inc.	11,664	448,247
Triton International Ltd.	60,997	2,826,601
WESCO International Inc.(a)(b)	44,771	3,407,521

		20,561,480

Water Utilities — 0.1%
York Water Co. (The)	11,589	503,426

Wireless Telecommunication Services — 0.3%
Telephone and Data Systems Inc.	85,644	1,605,825
U.S. Cellular Corp.(a)	11,763	366,770

		1,972,595

Total Common Stocks — 99.4% (Cost: $615,852,960)		759,439,138

42	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI USA Small-Cap Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 4.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(c)(d)(e)	33,726,086	$33,746,322
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	3,840,000	3,840,000

		37,586,322

Total Short-Term Investments — 4.9% (Cost: $37,573,936)		37,586,322

Total Investments in Securities — 104.3% (Cost: $653,426,896)		797,025,460

Other Assets, Less Liabilities — (4.3)%		(33,119,213)

Net Assets — 100.0%		$763,906,247

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$22,093,454	$11,663,514	(a)	$—	$(6,550)	$(4,096)	$33,746,322	33,726,086	$81,408	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,750,000	2,090,000	(a)	—	—	—	3,840,000	3,840,000	1,871		—
PennyMac Financial Services Inc.(c)	2,576,312	549,490		(685,345)	162,819	(332,699)	N/A	N/A	15,918		—

					$156,269	$(336,795)	$37,586,322		$99,197		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer an affiliate.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini Index	10	03/19/21	$1,034	$25,539
S&P MidCap 400 E-Mini Index	3	03/19/21	701	(12,546)

				$12,993

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage

Equity Securities Long	Monthly	Goldman Sachs & Co.(b)	02/27/23	$1,238,993	$(24,145	)(c)	$1,211,979	0.2%

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI USA Small-Cap Multifactor ETF

OTC Total Return Swaps (continued)

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage

	Monthly	HSBC Bank USA N.A.(d)	02/10/23	7,254	395	(e)	7,026	0.0%
	Monthly	JPMorgan Securities PLC(f)	02/08/23	1,242,352	(47,583	)(g)	1,192,512	0.2

					$(71,333)		$2,411,517

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $2,869 of net dividends and financing fees.
(e)	Amount includes $623 of net dividends, payable for referenced securities purchased and financing fees.
(g)	Amount includes $2,257 of net dividends, payable for referenced securities purchased and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)	(f)
Range:	65 basis points	65 basis points	65 basis points
Benchmarks:	USD - 1D Overnight Fed Funds Effective Rate	USD - 1M US Dollar LIBOR BBA	USD - 1D Overnight Bank Funding Rate
	(FEDL01)		(OBFR01)

44	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI USA Small-Cap Multifactor ETF

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of January 31, 2021 expiration date 02/27/23.

	Shares	Value	% of Basket Value

Reference Entity — Long

Consumer Finance
Green Dot Corp. Class A(a)	1,325	$66,555	5.5%

Equity Real Estate Investment Trusts (REITs)
Geo Group Inc. (The)	12,327	110,203	9.1

Insurance
American Equity Investment Life Holding Co.	9,342	272,693	22.5
Employers Holdings Inc.	1,086	33,123	2.7
Safety Insurance Group Inc.	1,106	81,225	6.7
Stewart Information Services Corp.	2,716	125,968	10.4

		513,009

Oil, Gas & Consumable Fuels
Bonanza Creek Energy Inc.(a)	619	12,789	1.1
Renewable Energy Group Inc.(a)	3,992	357,683	29.5

		370,472

Semiconductors & Semiconductor Equipment
Photronics Inc.(a)	4,100	45,510	3.7

Thrifts & Mortgage Finance
Homestreet Inc.	2,307	83,975	6.9
TrustCo Bank Corp. NY	3,578	22,255	1.9

		106,230

Total Reference Entity — Long		1,211,979

Net Value of Reference Entity — Goldman Sachs & Co.		$1,211,979

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with HSBC Bank USA N.A. as of January 31, 2021 expiration date 02/10/23.

	Shares	Value	% of Basket Value

Reference Entity — Long

Semiconductors & Semiconductor Equipment
Photronics Inc.(a)	633	$7,026	100.0%

Net Value of Reference Entity — HSBC Bank USA N.A.		$7,026

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with JPMorgan Securities PLC as of January 31, 2021 expiration date 02/08/23.

	Shares	Value	% of Basket Value

Reference Entity — Long

Consumer Finance
Green Dot Corp. Class A(a)	3,270	$164,252	13.8%

Insurance
Employers Holdings Inc.	1,888	57,584	4.8
Stewart Information Services Corp.	1,157	53,662	4.5

		111,246

Oil, Gas & Consumable Fuels
Bonanza Creek Energy Inc.(a)	1,075	22,210	1.9

Semiconductors & Semiconductor Equipment
Photronics Inc.(a)	19,104	212,054	17.8

Thrifts & Mortgage Finance
Homestreet Inc.	17,694	644,062	54.0
TrustCo Bank Corp. NY	6,220	38,688	3.2

		682,750

Total Reference Entity — Long		1,192,512

Net Value of Reference Entity — JPMorgan Securities PLC		$1,192,512

(a)	Non-income producing security.

Balances Reported in the Statements of Assets and Liabilities for Total Return Swaps

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

Total Return Swaps	$—	$—	$395	$(71,728)

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI USA Small-Cap Multifactor ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$25,539
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	$395

$25,934

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$12,546
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	$71,728

$84,274

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended January 31, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$480,857
Swaps	678,520

$1,159,377

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(44,082)
Swaps	(191,713)

$(235,795)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,479,063
Total return swaps:
Average notional value	$909,678

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Futures contracts	$25,539	$12,546
Swaps - OTC	395	71,728

Total derivative assets and liabilities in the Statement of Assets and Liabilities	25,934	84,274
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(25,539)	(12,546)

Total derivative assets and liabilities subject to an MNA	395	71,728

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

46	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® MSCI USA Small-Cap Multifactor ETF

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	Net Amount of Derivative Assets
Goldman Sachs & Co.	$(24,145)	$—	$(24,145)
HSBC Bank USA N.A.	395	—	395
JPMorgan Securities PLC	(47,583)	—	(47,583)

	$(71,333)	$—	$(71,333)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$759,439,138	$—	$—	$759,439,138
Money Market Funds	37,586,322	—	—	37,586,322

	$797,025,460	$—	$—	$797,025,460

Derivative financial instruments(a)
Assets
Futures Contracts	$25,539	$—	$—	$25,539
Swaps	—	395	—	395
Liabilities
Futures Contracts	(12,546)	—	—	(12,546)
Swaps	—	(71,728)	—	(71,728)

	$12,993	$(71,333)	$—	$(58,340)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	47

Statements of Assets and Liabilities (unaudited)

January 31, 2021

	iShares MSCI Global Multifactor ETF	iShares MSCI Intl Multifactor ETF	iShares MSCI Intl Small-Cap Multifactor ETF	iShares MSCI USA Mid-Cap Multifactor ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$89,447,655	$907,307,308	$156,307,939	$3,182,455
Affiliated(c)	751,338	260,000	2,254,809	—
Cash	2,569	6,275	3,646	4,287
Foreign currency, at value(d)	75,113	3,097,082	352,404	—
Cash pledged:
Futures contracts	8,000	—	—	—
Foreign currency collateral pledged:
Futures contracts(e)	—	425,035	14,579	—
Receivables:
Securities lending income — Affiliated	381	837	4,082	7
Dividends	37,887	374,125	149,942	1,582
Tax reclaims	39,941	1,401,418	62,461	—

Total assets	90,362,884	912,872,080	159,149,862	3,188,331

LIABILITIES
Collateral on securities loaned, at value	641,778	—	2,194,527	—
Deferred foreign capital gain tax	70,205	—	1,761	—
Payables:
Investments purchased	27,292	—	—	—
Variation margin on futures contracts	2,320	114,887	2,557	—
Investment advisory fees	27,235	240,942	53,997	690

Total liabilities	768,830	355,829	2,252,842	690

NET ASSETS	$89,594,054	$912,516,251	$156,897,020	$3,187,641

NET ASSETS CONSIST OF:
Paid-in capital	$78,363,967	$992,460,339	$138,235,439	$2,557,397
Accumulated earnings (loss)	11,230,087	(79,944,088)	18,661,581	630,244

NET ASSETS	$89,594,054	$912,516,251	$156,897,020	$3,187,641

Shares outstanding	2,650,000	33,700,000	4,700,000	100,000

Net asset value	$ 33.81	$ 27.08	$ 33.38	$ 31.88

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$ 571,740	$ —	$ 2,070,410	$ —
(b) Investments, at cost — Unaffiliated	$72,857,483	$814,627,384	$128,658,302	$ 2,597,334
(c) Investments, at cost — Affiliated	$ 751,046	$ 260,000	$ 2,254,041	$ —
(d) Foreign currency, at cost	$ 75,125	$ 3,086,827	$ 351,343	$ —
(e) Foreign currency collateral pledged, at cost	$ 3	$ 429,612	$ 16,220	$ —

See notes to financial statements.

48	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

January 31, 2021

	iShares MSCI USA Multifactor ETF	iShares MSCI USA Small-Cap Multifactor ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$887,845,581	$759,439,138
Affiliated(c)	6,636,046	37,586,322
Cash	4,230	5,568
Cash pledged:
Futures contracts	128,000	118,000
Receivables:
Investments sold	—	367,425
Securities lending income — Affiliated	578	15,298
Capital shares sold	12,661	152,994
Dividends	330,503	254,735
Unrealized appreciation on:
OTC swaps	—	395

Total assets	894,957,599	797,939,875

LIABILITIES
Collateral on securities loaned, at value	4,799,135	33,746,359
Payables:
Variation margin on futures contracts	39,045	29,921
Investment advisory fees	152,924	185,620
Unrealized depreciation on:
OTC swaps	—	71,728

Total liabilities	4,991,104	34,033,628

NET ASSETS	$889,966,495	$763,906,247

NET ASSETS CONSIST OF:
Paid-in capital	$813,869,647	$642,368,625
Accumulated earnings	76,096,848	121,537,622

NET ASSETS	$889,966,495	$763,906,247

Shares outstanding	23,550,000	16,150,000

Net asset value	$37.79	$47.30

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$4,509,776	$32,903,686

(b) Investments, at cost — Unaffiliated	$727,770,356	$615,852,960

(c) Investments, at cost — Affiliated	$6,636,046	$37,573,936

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	49

Statements of Operations (unaudited)

Six Months Ended January 31, 2021

	iShares MSCI Global Multifactor ETF	iShares MSCI Intl Multifactor ETF	iShares MSCI Intl Small-Cap Multifactor ETF	iShares MSCI USA Mid-Cap Multifactor ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$933,421	$13,215,057	$1,434,760	$22,828
Dividends — Affiliated	64	128	26	—
Securities lending income — Affiliated — net	2,062	9,463	15,013	49
Foreign taxes withheld	(34,049)	(864,813)	(118,913)	—

Total investment income	901,498	12,359,835	1,330,886	22,877

EXPENSES
Investment advisory fees	162,482	1,374,954	284,006	3,699
Commitment fees	523	—	—	—
Interest expense	123	—	—	—

Total expenses	163,128	1,374,954	284,006	3,699

Net investment income	738,370	10,984,881	1,046,880	19,178

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated(a)	151,085	(10,302,445)	633,224	68,258
Investments — Affiliated	(529)	(4,900)	(318)	(20)
In-kind redemptions — Unaffiliated	4,155,119	12,189,768	—	—
Futures contracts	66,194	593,474	64,126	—
Foreign currency transactions	(5,959)	69,800	29,720	—

Net realized gain	4,365,910	2,545,697	726,752	68,238

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated(b)	8,043,535	106,759,690	22,817,299	441,261
Investments — Affiliated	49	421	(442)	—
Futures contracts	(24,492)	56,739	17,904	—
Foreign currency translations	66	(56,226)	(12,157)	—

Net change in unrealized appreciation (depreciation)	8,019,158	106,760,624	22,822,604	441,261

Net realized and unrealized gain	12,385,068	109,306,321	23,549,356	509,499

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,123,438	$120,291,202	$24,596,236	$528,677

(a) Net of foreign capital gain tax of	$8,070	$—	$104	$—
(b) Net of deferred foreign capital gain tax of	$29,109	$—	$1,761	$—

See notes to financial statements.

50	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited) (continued)

Six Months Ended January 31, 2021

	iShares MSCI USA Multifactor ETF	iShares MSCI USA Small-Cap Multifactor ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$6,442,942	$5,151,746
Dividends — Affiliated	669	17,789
Securities lending income — Affiliated — net	3,674	81,408
Foreign taxes withheld	—	(5,103)

Total investment income	6,447,285	5,245,840

EXPENSES
Investment advisory fees	854,008	918,757

Total expenses	854,008	918,757

Net investment income	5,593,277	4,327,083

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	3,424,533	1,476,781
Investments — Affiliated	521	62,309
In-kind redemptions — Unaffiliated	22,086,376	13,794,156
In-kind redemptions — Affiliated	—	93,960
Futures contracts	333,211	480,857
Swaps	—	678,520

Net realized gain	25,844,641	16,586,583

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	99,729,248	125,403,910
Investments — Affiliated	(1,706)	(336,795)
Futures contracts	(46,417)	(44,082)
Swaps	—	(191,713)

Net change in unrealized appreciation (depreciation)	99,681,125	124,831,320

Net realized and unrealized gain	125,525,766	141,417,903

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$131,119,043	$145,744,986

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	51

Statements of Changes in Net Assets

	iShares MSCI Global Multifactor ETF		iShares MSCI Intl Multifactor ETF
	Six Months Ended 01/31/21 (unaudited)	Year Ended 07/31/20	Six Months Ended 01/31/21 (unaudited)	Year Ended 07/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$738,370	$2,211,631	$10,984,881	$24,582,183
Net realized gain (loss)	4,365,910	(2,402,339)	2,545,697	(110,002,781)
Net change in unrealized appreciation (depreciation)	8,019,158	3,803,472	106,760,624	11,209,609

Net increase (decrease) in net assets resulting from operations	13,123,438	3,612,764	120,291,202	(74,210,989)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(855,553)	(2,650,590)	(7,569,015)	(30,303,674)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(37,296,737)	1,123,922	(110,418,653)	(256,277,355)

NET ASSETS
Total increase (decrease) in net assets	(25,028,852)	2,086,096	2,303,534	(360,792,018)
Beginning of period	114,622,906	112,536,810	910,212,717	1,271,004,735

End of period	$89,594,054	$114,622,906	$912,516,251	$910,212,717

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

52	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares MSCI Intl Small-Cap Multifactor ETF		iShares MSCI USA Mid-Cap Multifactor ETF
	Six Months Ended 01/31/21 (unaudited)	Year Ended 07/31/20	Six Months Ended 01/31/21 (unaudited)	Year Ended 07/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,046,880	$2,439,923	$19,178	$39,245
Net realized gain (loss)	726,752	(3,373,345)	68,238	(22,965)
Net change in unrealized appreciation (depreciation)	22,822,604	3,994,055	441,261	(13,308)

Net increase in net assets resulting from operations	24,596,236	3,060,633	528,677	2,972

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(2,246,642)	(2,923,327)	(21,064)	(43,655)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	12,274,382	44,171,480	—	—

NET ASSETS
Total increase (decrease) in net assets	34,623,976	44,308,786	507,613	(40,683)
Beginning of period	122,273,044	77,964,258	2,680,028	2,720,711

End of period	$156,897,020	$122,273,044	$3,187,641	$2,680,028

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	53

Statements of Changes in Net Assets (continued)

	iShares MSCI Global Multifactor ETF		iShares MSCI Intl Multifactor ETF
	Six Months Ended 01/31/21 (unaudited)	Year Ended 07/31/20	Six Months Ended 01/31/21 (unaudited)	Year Ended 07/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$5,593,277	$15,712,161	$4,327,083	$4,212,250
Net realized gain (loss)	25,844,641	(1,308,421)	16,586,583	(17,071,057)
Net change in unrealized appreciation (depreciation)	99,681,125	11,291,561	124,831,320	12,612,229

Net increase (decrease) in net assets resulting from operations	131,119,043	25,695,301	145,744,986	(246,578)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(5,431,245)	(17,573,491)	(5,844,006)	(4,416,488)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(67,975,057)	(225,052,455)	83,895,750	286,697,791

NET ASSETS
Total increase (decrease) in net assets	57,712,741	(216,930,645)	223,796,730	282,034,725
Beginning of period	832,253,754	1,049,184,399	540,109,517	258,074,792

End of period	$889,966,495	$832,253,754	$763,906,247	$540,109,517

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

54	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI Global Multifactor ETF
	Six Months Ended 01/31/21 (unaudited)		Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16

Net asset value, beginning of period	$29.39		$29.23	$30.57	$27.77	$23.58	$24.47

Net investment income(a)	0.25		0.57	0.66	0.62	0.61	0.43
Net realized and unrealized gain (loss)(b)	4.49		0.28	(1.36)	2.74	4.06	(0.99)

Net increase (decrease) from investment operations	4.74		0.85	(0.70)	3.36	4.67	(0.56)

Distributions(c)
From net investment income	(0.32)		(0.69)	(0.64)	(0.56)	(0.48)	(0.33)

Total distributions	(0.32)		(0.69)	(0.64)	(0.56)	(0.48)	(0.33)

Net asset value, end of period	$33.81		$29.39	$29.23	$30.57	$27.77	$23.58

Total Return
Based on net asset value	16.18	%(d)	2.90%	(2.10)%	12.14%	19.97%	(2.20)%

Ratios to Average Net Assets
Total expenses	0.35	%(e)	0.35%	0.35%	0.35%	0.37%	0.50%

Total expenses after fees waived	0.35	%(e)	0.35%	0.35%	0.35%	0.36%	0.49%

Net investment income	1.59	%(e)	2.00%	2.30%	2.05%	2.38%	1.91%

Supplemental Data
Net assets, end of period (000)	$89,594		$114,623	$112,537	$67,250	$23,601	$4,717

Portfolio turnover rate(f)	23	%(d)	43%	43%	46%	31%	43%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	55

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Intl Multifactor ETF

	Six Months Ended 01/31/21 (unaudited)		Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16

Net asset value, beginning of period	$23.89		$25.68	$28.29	$27.06	$23.32	$24.70

Net investment income(a)	0.31		0.60	0.86	0.83	0.69	0.57
Net realized and unrealized gain (loss)(b)	3.10		(1.61)	(2.66)	1.28	3.65	(1.71)

Net increase (decrease) from investment operations	3.41		(1.01)	(1.80)	2.11	4.34	(1.14)

Distributions(c)
From net investment income	(0.22)		(0.78)	(0.81)	(0.88)	(0.60)	(0.24)

Total distributions	(0.22)		(0.78)	(0.81)	(0.88)	(0.60)	(0.24)

Net asset value, end of period	$27.08		$23.89	$25.68	$28.29	$27.06	$23.32

Total Return
Based on net asset value	14.29	%(d)	(4.03)%	(6.26)%	7.84%	18.84%	(4.62)%

Ratios to Average Net Assets
Total expenses	0.30	%(e)	0.30%	0.30%	0.30%	0.34%	0.45%

Total expenses after fees waived	0.30	%(e)	0.30%	0.30%	0.30%	0.32%	0.41%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		N/A	0.30%	N/A	N/A	N/A

Net investment income	2.40	%(e)	2.44%	3.31%	2.88%	2.81%	2.51%

Supplemental Data
Net assets, end of period (000)	$912,516		$910,213	$1,271,005	$981,627	$248,937	$114,269

Portfolio turnover rate(f)	21	%(d)	40%	44%	39%	45%	38%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

56	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Intl Small-Cap Multifactor ETF

	Six Months Ended 01/31/21 (unaudited)		Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16

Net asset value, beginning of period	$28.44		$28.88	$31.73	$29.27	$25.26	$25.20

Net investment income(a)	0.23		0.68	0.77	0.65	0.69	0.51
Net realized and unrealized gain (loss)(b)	5.19		(0.32)	(2.97)	2.49	3.98	0.09

Net increase (decrease) from investment operations	5.42		0.36	(2.20)	3.14	4.67	0.60

Distributions(c)
From net investment income	(0.48)		(0.80)	(0.65)	(0.68)	(0.66)	(0.54)

Total distributions	(0.48)		(0.80)	(0.65)	(0.68)	(0.66)	(0.54)

Net asset value, end of period	$33.38		$28.44	$28.88	$31.73	$29.27	$25.26

Total Return
Based on net asset value	19.11	%(d)	1.16%	(6.80)%	10.75%	18.91%	2.48%

Ratios to Average Net Assets
Total expenses	0.40	%(e)	0.40%	0.40%	0.40%	0.44%	0.60%

Net investment income	1.47	%(e)	2.44%	2.67%	2.03%	2.57%	2.13%

Supplemental Data
Net assets, end of period (000)	$156,897		$122,273	$77,964	$44,417	$17,563	$5,052

Portfolio turnover rate(f)	24	%(d)	47%	45%	44%	44%	49%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	57

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI USA Mid-Cap Multifactor ETF

	Six Months Ended 01/31/21 (unaudited)		Year Ended 07/31/20	Period From 06/04/19 to 07/31/19	(a)

Net asset value, beginning of period	$26.80		$27.21	$25.57

Net investment income(b)	0.19		0.39	0.07
Net realized and unrealized gain (loss)(c)	5.10		(0.36)	1.57

Net increase from investment operations	5.29		0.03	1.64

Distributions(d)
From net investment income	(0.21)		(0.44)	—

Total distributions	(0.21)		(0.44)	—

Net asset value, end of period	$31.88		$26.80	$27.21

Total Return
Based on net asset value	19.84	%(e)	0.23%	6.41	%(e)

Ratios to Average Net Assets
Total expenses	0.25	%(f)	0.25%	0.25	%(f)

Net investment income	1.30	%(f)	1.52%	1.66	%(f)

Supplemental Data
Net assets, end of period (000)	$3,188		$2,680	$2,721

Portfolio turnover rate	23	%(e)	45%	1	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.

See notes to financial statements.

58	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI USA Multifactor ETF

	Six Months Ended 01/31/21 (unaudited)		Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16

Net asset value, beginning of period	$32.57		$32.13	$33.01	$29.24	$25.04	$25.15

Net investment income(a)	0.23		0.57	0.58	0.55	0.54	0.44
Net realized and unrealized gain (loss)(b)	5.22		0.50	(0.55)	3.76	4.12	(0.22)

Net increase from investment operations	5.45		1.07	0.03	4.31	4.66	0.22

Distributions(c)
From net investment income	(0.23)		(0.63)	(0.91)	(0.54)	(0.46)	(0.33)

Total distributions	(0.23)		(0.63)	(0.91)	(0.54)	(0.46)	(0.33)

Net asset value, end of period	$37.79		$32.57	$32.13	$33.01	$29.24	$25.04

Total Return
Based on net asset value	16.81	%(d)	3.50%	0.38%	14.87%	18.76%	0.92%

Ratios to Average Net Assets
Total expenses	0.20	%(e)	0.20%	0.20%	0.20%	0.23%	0.35%

Total expenses after fees waived	0.20	%(e)	0.20%	0.20%	0.20%	0.21%	0.31%

Net investment income	1.31	%(e)	1.79%	1.84%	1.73%	1.94%	1.84%

Supplemental Data
Net assets, end of period (000)	$889,966		$832,254	$1,049,184	$1,117,224	$543,871	$108,928

Portfolio turnover rate(f)	21	%(d)	42%	45%	46%	49%	45%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	59

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI USA Small-Cap Multifactor ETF
	Six Months Ended 01/31/21 (unaudited)		Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16

Net asset value, beginning of period	$37.38		$40.96	$42.97	$36.56	$31.38	$30.76

Net investment income(a)	0.30		0.49	0.53	0.43	0.33	0.33
Net realized and unrealized gain (loss)(b)	10.03		(3.53)	(2.04)	6.38	5.16	0.58

Net increase (decrease) from investment operations	10.33		(3.04)	(1.51)	6.81	5.49	0.91

Distributions(c)
From net investment income	(0.41)		(0.54)	(0.50)	(0.40)	(0.31)	(0.29)

Total distributions	(0.41)		(0.54)	(0.50)	(0.40)	(0.31)	(0.29)

Net asset value, end of period	$47.30		$37.38	$40.96	$42.97	$36.56	$3 1.38

Total Return
Based on net asset value	27.79	%(d)	(7.39)%	(3.45)%	18.73%	17.57%	3.03%

Ratios to Average Net Assets
Total expenses	0.30	%(e)	0.30%	0.30%	0.30%	0.34%	0.50%

Total expenses after fees waived	0.30	%(e)	0.30%	0.30%	0.30%	0.32%	0.46%

Net investment income	1.41	%(e)	1.31%	1.31%	1.07%	0.94%	1.11%

Supplemental Data
Net assets, end of period (000)	$763,906		$540,110	$258,075	$161,132	$49,354	$14,120

Portfolio turnover rate(f)	21	%(d)	48%	45%	46%	90%	49%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

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Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI Global Multifactor(a)	Diversified
MSCI Intl Multifactor(b)	Diversified
MSCI Intl Small-Cap Multifactor(c)	Diversified
MSCI USA Mid-Cap Multifactor(d)	Non-diversified
MSCI USA Multifactor(e)	Diversified
MSCI USA Small-Cap Multifactor(f)	Diversified

(a)	Formerly the iShares Edge MSCI Multifactor Global ETF
(b)	Formerly the iShares Edge MSCI Multifactor Intl ETF
(c)	Formerly the iShares Edge MSCI Multifactor Intl Small-Cap ETF
(d)	Formerly the iShares Edge MSCI Multifactor USA Mid-Cap ETF
(e)	Formerly the iShares Edge MSCI Multifactor USA ETF
(f)	Formerly the iShares Edge MSCI Multifactor USA Small-Cap ETF

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the statement of operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2021, if any, are disclosed in the statement of assets and liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The statement of operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts and swaps) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or

N O T E S T O F I N A N C I A L S T A T E M E N T S	61

Notes to Financial Statements (unaudited) (continued)

counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
•

Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held

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Notes to Financial Statements (unaudited) (continued)

companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s schedule of investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA as of January 31, 2021:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received(a)	Non-Cash Collateral Received	Net Amount

MSCI Global Multifactor
Barclays Bank PLC	$124,857	$124,857	$—	$—
BNP Paribas Prime Brokerage International Ltd.	36,172	36,172	—	—
BNP Paribas Securities Corp.	456	456	—	—
BofA Securities, Inc.	130,465	130,465	—	—
JPMorgan Securities LLC	258,006	258,006	—	—
Macquarie Bank Limited	21,784	21,784	—	—

	$571,740	$571,740	$—	$—

MSCI Intl Small-Cap Multifactor
BofA Securities, Inc.	$1,688,192	$1,688,192	$—	$—
Citigroup Global Markets Inc.	49,171	49,171	—	—
Credit Suisse AG	216,275	216,275	—	—
Credit Suisse Securities (USA) LLC	10,436	10,436	—	—
Macquarie Bank Limited	77,449	77,449	—	—
SG Americas Securities LLC	24,839	24,839	—	—
UBS AG	4,048	4,048	—	—

	$2,070,410	$2,070,410	$—	$—

MSCI USA Multifactor
BNP Paribas Securities Corp.	$8,947	$8,947	$—	$—
Citigroup Global Markets Inc.	4,497,143	4,497,143	—	—
JPMorgan Securities LLC	3,686	3,686	—	—

	$4,509,776	$4,509,776	$—	$—

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Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received(a)	Non-Cash Collateral Received	Net Amount
MSCI USA Small-Cap Multifactor
Barclays Bank PLC	$1,830,574	$1,830,574	$—	$—
BofA Securities, Inc.	2,588,851	2,588,851	—	—
Citigroup Global Markets Inc.	4,596,256	4,596,256	—	—
Credit Suisse Securities (USA) LLC	50,035	50,035	—	—
Deutsche Bank Securities Inc.	1,098,861	948,722	—	(150,139	)(b)
Goldman Sachs & Co.	7,491,486	7,491,486	—	—
HSBC Bank PLC	3,137	3,137	—	—
JPMorgan Securities LLC	6,540,785	6,540,785	—	—
National Financial Services LLC	4,235,386	4,235,386	—	—
SG Americas Securities LLC	102,882	102,051	—	(831	)(b)
State Street Bank & Trust Company	1,131,399	1,131,399	—	—
TD Prime Services LLC	2,089,185	2,089,185	—	—
UBS AG	569,083	569,083	—	—
Wells Fargo Bank, National Association	575,766	575,766	—	—

	$32,903,686	$32,752,716	$—	$(150,970)

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the statement of assets and liabilities.

Securities deposited as initial margin are designated in the schedule of investments and cash deposited, if any, are shown as cash pledged for futures contracts in the statement of assets and liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). Total return swaps are entered into by the iShares MSCI USA Small-Cap Multifactor ETF to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket or underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instruments or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.

Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and

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Notes to Financial Statements (unaudited) (continued)

paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.

Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the statement of assets and liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
MSCI Global Multifactor	0.35%
MSCI Intl Multifactor	0.30
MSCI Intl Small-Cap Multifactor	0.40
MSCI USA Mid-Cap Multifactor	0.25
MSCI USA Multifactor	0.20
MSCI USA Small-Cap Multifactor	0.30

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). For the iShares MSCI Global Multifactor ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through November 30, 2025 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.

For six months ended January 31, 2021, there were no fees waived by BFA pursuant to this arrangement.

N O T E S T O F I N A N C I A L S T A T E M E N T S	65

Notes to Financial Statements (unaudited) (continued)

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each of iShares MSCI USA Mid-Cap Multifactor ETF, iShares MSCI USA Multifactor ETF and iShares MSCI USA Small-Cap Multifactor ETF (the “Group 1 Funds”), retains 77% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Pursuant to the current securities lending agreement, each of iShares MSCI Global Multifactor ETF, iShares MSCI Intl Multifactor ETF and iShares MSCI Intl Small-Cap Multifactor ETF (the “Group 2 Funds”), retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold: (1) each Group 1 Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) each Group 2 Fund will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2021, each Group 1 Fund retained 75% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees. Each Group 2 Fund retained 82% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in a calendar year exceeded a specified threshold: (1) each Group 1 Fund, pursuant to the securities lending agreement, retained for the remainder of that calendar year 80% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) each Group 2 Fund, pursuant to the securities lending agreement, retained for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended January 31, 2021, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
MSCI Global Multifactor	$642
MSCI Intl Multifactor	3,640
MSCI Intl Small-Cap Multifactor	3,612
MSCI USA Mid-Cap Multifactor	21
MSCI USA Multifactor	1,573
MSCI USA Small-Cap Multifactor	31,333

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended January 31, 2021, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

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Notes to Financial Statements (unaudited) (continued)

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
MSCI Global Multifactor	$5,558,834	$6,912,322	$842,056
MSCI Intl Multifactor	39,175,885	32,459,371	(3,080,101)
MSCI Intl Small-Cap Multifactor	1,432,104	5,034,059	1,029,491
MSCI USA Multifactor	38,716,055	81,193,608	7,072,792
MSCI USA Small-Cap Multifactor	4,936,902	23,715,592	1,818,316

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended January 31, 2021, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
MSCI Global Multifactor	$20,977,091	$23,909,184
MSCI Intl Multifactor	193,231,180	190,473,802
MSCI Intl Small-Cap Multifactor	33,028,333	33,437,135
MSCI USA Mid-Cap Multifactor	679,339	681,353
MSCI USA Multifactor	179,958,659	180,837,326
MSCI USA Small-Cap Multifactor	128,211,925	130,020,709

For the six months ended January 31, 2021, purchases and sales related to in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI Global Multifactor	$—	$34,065,703
MSCI Intl Multifactor	—	109,249,252
MSCI Intl Small-Cap Multifactor	11,790,271	—
MSCI USA Multifactor	41,204,461	108,574,288
MSCI USA Small-Cap Multifactor	126,525,004	45,140,589

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of July 31, 2020, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
MSCI Global Multifactor	$9,494,049
MSCI Intl Multifactor	175,132,643
MSCI Intl Small-Cap Multifactor	8,369,879
MSCI USA Mid-Cap Multifactor	19,936
MSCI USA Multifactor	108,347,168
MSCI USA Small-Cap Multifactor	37,647,900

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of January 31, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

N O T E S T O F I N A N C I A L S T A T E M E N T S	67

Notes to Financial Statements (unaudited) (continued)

Shares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Global Multifactor	$73,870,450	$19,053,681	$(2,729,310)	$16,324,371
MSCI Intl Multifactor	818,084,906	130,600,655	(41,180,794)	89,419,861
MSCI Intl Small-Cap Multifactor	132,336,420	31,629,096	(5,403,849)	26,225,247
MSCI USA Mid-Cap Multifactor	2,601,162	641,109	(59,816)	581,293
MSCI USA Multifactor	736,114,000	181,483,250	(23,095,653)	158,387,597
MSCI USA Small-Cap Multifactor	654,720,257	154,394,478	(12,147,615)	142,246,863

9.	LINE OF CREDIT

The iShares MSCI Global Multifactor ETF, along with certain other iShares funds (“Participating Funds”), is a party to a $300 million credit agreement (“Credit Agreement”) with State Street Bank and Trust Company, which expires on July 15, 2021. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Credit Agreement sets specific sub limits on aggregate borrowings based on two tiers of Participating Funds: $300 million with respect to the funds within Tier 1, including the Fund, and $200 million with respect to Tier 2. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Credit Agreement. The Credit Agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR rate (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Credit Agreement.

For the six months ended January 31, 2021, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the credit agreement were as follows:

iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates
MSCI Global Multifactor	$546,000	$20,772	1.15%

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

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Notes to Financial Statements (unaudited) (continued)

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the schedule of investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the schedule of investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 01/31/21		Year Ended 07/31/20
iShares ETF	Shares	Amount	Shares	Amount
MSCI Global Multifactor
Shares sold	—	$2,918	50,000	$1,123,922
Shares redeemed	(1,250,000)	(37,299,655)	—	—

Net increase (decrease)	(1,250,000)	$(37,296,737)	50,000	$1,123,922

N O T E S T O F I N A N C I A L S T A T E M E N T S	69

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 01/31/21		Year Ended 07/31/20
iShares ETF	Shares	Amount	Shares	Amount
MSCI Intl Multifactor
Shares sold	—	$—	5,900,000	$149,166,464
Shares redeemed	(4,400,000)	(110,418,653)	(17,300,000)	(405,443,819)

Net decrease	(4,400,000)	$(110,418,653)	(11,400,000)	$(256,277,355)

MSCI Intl Small-Cap Multifactor
Shares sold	400,000	$12,274,382	1,600,000	$44,171,480

MSCI USA Multifactor
Shares sold	1,150,000	$41,441,792	4,550,000	$131,331,507
Shares redeemed	(3,150,000)	(109,416,849)	(11,650,000)	(356,383,962)

Net decrease	(2,000,000)	$(67,975,057)	(7,100,000)	$(225,052,455)

MSCI USA Small-Cap Multifactor
Shares sold	2,850,000	$130,418,879	9,200,000	$325,826,951
Shares redeemed	(1,150,000)	(46,523,129)	(1,050,000)	(39,129,160)

Net increase	1,700,000	$83,895,750	8,150,000	$286,697,791

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares MSCI Global Multifactor ETF, iShares MSCI Intl Multifactor ETF, iShares MSCI Intl Small-Cap Multifactor ETF, iShares MSCI USA Mid-Cap Multifactor ETF, iShares MSCI USA Multifactor ETF and iShares MSCI USA Small-Cap Multifactor ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 2, 2020 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2019 through September 30, 2020 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and closures in certain countries and the impact of the coronavirus outbreak on the Funds and the overall market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a Fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following enhancements to the Program: (1) certain single country emerging market ETFs were added to a $300 million credit agreement with State Street Bank and Trust Company; and (2) certain updates were made to the RATS and HLIM calculation methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	71

Supplemental Information (unaudited)

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by the third quarter of 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities so that a failure to comply with the limits would result in a statutory violation and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

January 31, 2021

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI Global Multifactor(a)	$0.308699	$—	$ 0.014151	$0.322850	96%	—%	4%	100%
MSCI Intl Small-Cap Multifactor(a)	0.453899	—	0.024110	0.478009	95	—	5	100
MSCI USA Mid-Cap Multifactor(a)	0.155421	—	0.055217	0.210638	74	—	26	100
MSCI USA Multifactor(a)	0.201423	—	0.027653	0.229076	88	—	12	100
MSCI USA Small-Cap Multifactor(a)	0.357663	—	0.050468	0.408131	88	—	12	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

72	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at ishares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	73

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

JSC	Joint Stock Company

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust

74	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Want to know more?

iShares.com     |    1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2021 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-110-0121

JANUARY 31, 2021

2021 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares ESG Aware Aggressive Allocation ETF | EAOA | Cboe BZX

•	iShares ESG Aware Conservative Allocation ETF | EAOK | Cboe BZX

•	iShares ESG Aware Growth Allocation ETF | EAOR | Cboe BZX

•	iShares ESG Aware Moderate Allocation ETF | EAOM | Cboe BZX

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of January 31, 2021 has been a time of sudden change, as the emergence and spread of the coronavirus (or “COVID-19”) led to a vast disruption in the global economy and financial markets. The threat from the virus became increasingly apparent throughout February and March 2020, and countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point of the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs late in the reporting period following a series of successful vaccine trials and passage of additional stimuli. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities from developed economies grew at a more modest pace, lagging emerging market stocks, which rebounded sharply. During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment and posted positive returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) dropped to historic lows. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

Following the coronavirus outbreak, the Fed instituted two emergency interest rate cuts, pushing short-term interest rates, already low as the year began, close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to accelerate as vaccination efforts continue to ramp up. Significant additional U.S. stimulus spending in early 2021 is being negotiated in Congress, which would provide a solid tailwind for economic growth. Inflation should increase somewhat as the expansion continues, but a shift in central bank policy means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the equity expansion.

Overall, we favor a positive stance toward risk, with an overweight in both equities and credit. We see U.S. and Asian equities benefiting from structural growth trends in tech, while emerging markets should be particularly helped by a vaccine-led economic expansion. In credit, rising inflation should provide tailwinds for inflation-protected bonds, and Euro area peripherals and Asian bonds also present attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of January 31, 2021

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	14.47%	17.25%

U.S. small cap equities (Russell 2000® Index)	40.89	30.17

International equities (MSCI Europe, Australasia, Far East Index)	17.58	8.94

Emerging market equities (MSCI Emerging Markets Index)	24.07	27.89

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.06	0.54

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(4.56)	4.91

U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(0.91)	4.72

Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.06	3.85

U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	6.72	7.38

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Fund Summary as of January 31, 2021	iShares® ESG Aware Aggressive Allocation ETF

Investment Objective

The iShares ESG Aware Aggressive Allocation ETF (the “Fund”) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds with positive environmental, social and governance characteristics intended to represent an aggressive risk profile, as represented by the BlackRock ESG Aware Aggressive Allocation Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Cumulative Total Returns
	6 Months	Since Inception
Fund NAV	14.74%	21.74%
Fund Market	14.96	22.02
Index	14.81	21.86

The inception date of the Fund was 6/12/20. The first day of secondary market trading was 6/18/20.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio (a)

$ 1,000.00	$ 1,147.40	$ 0.11		$ 1,000.00	$ 1,025.10	$ 0.10		0.02%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY ASSET CLASS

Asset Class	Percent of Total Investments(a)

Domestic Equity	81.7%
Domestic Fixed Income	18.3

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments(a)

iShares ESG Aware MSCI USA ETF	44.8%
iShares ESG Aware MSCI EAFE ETF	20.7
iShares ESG Aware U.S. Aggregate Bond ETF	18.3
iShares ESG Aware MSCI EM ETF	10.4
iShares ESG Aware MSCI USA Small-Cap ETF	5.8

(a)	Excludes money market funds.

4	2021 ISHARES SEMI - ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of January 31, 2021	iShares® ESG Aware Conservative Allocation ETF

Investment Objective

The iShares ESG Aware Conservative Allocation ETF (the “Fund”) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds with positive environmental, social and governance characteristics intended to represent a conservative risk profile, as represented by the BlackRock ESG Aware Conservative Allocation Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Cumulative Total Returns
	6 Months	Since Inception
Fund NAV	4.68%	8.35%
Fund Market	4.71	8.47
Index	4.74	8.42

The inception date of the Fund was 6/12/20. The first day of secondary market trading was 6/18/20.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio	(a)
$ 1,000.00	$ 1,046.80	$ 0.31		$ 1,000.00	$ 1,024.90	$ 0.31		0.06%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY ASSET CLASS

Asset Class	Percent of Total Investments(a)

Domestic Fixed Income	67.7%
Domestic Equity	32.3

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments(a)

iShares ESG Aware U.S. Aggregate Bond ETF	67.7%
iShares ESG Aware MSCI USA ETF	17.7
iShares ESG Aware MSCI EAFE ETF	8.2
iShares ESG Aware MSCI EM ETF	4.1
iShares ESG Aware MSCI USA Small-Cap ETF	2.3

(a)	Excludes money market funds.

FUND SUMMARY	5

Fund Summary as of January 31, 2021	iShares® ESG Aware Growth Allocation ETF

Investment Objective

The iShares ESG Aware Growth Allocation ETF (the “Fund”) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds with positive environmental, social and governance characteristics intended to represent a growth risk profile, as represented by the BlackRock ESG Aware Growth Allocation Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Cumulative Total Returns
	6Months	Since Inception
Fund NAV	10.67%	16.29%
Fund Market	10.77	16.49
Index	10.73	16.39

The inception date of the Fund was 6/12/20. The first day of secondary market trading was 6/18/20.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio	(a)
$1,000.00	$1,106.70	$0.16		$ 1,000.00	$1,025.10	$0.15		0.03%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY ASSET CLASS

Asset Class	Percent of Total Investments(a)
Domestic Equity	62.5%
Domestic Fixed Income	37.5

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments(a)
iShares ESG Aware U.S. Aggregate Bond ETF	37.4%
iShares ESG Aware MSCI USA ETF	34.3
iShares ESG Aware MSCI EAFE ETF	15.9
iShares ESG Aware MSCI EM ETF	7.9
iShares ESG Aware MSCI USA Small-Cap ETF	4.5

(a)	Excludes money market funds.

6	2021 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of January 31, 2021	iShares® ESG Aware Moderate Allocation ETF

Investment Objective

The iShares ESG Aware Moderate Allocation ETF (the “Fund”) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds with positive environmental, social and governance characteristics intended to represent a moderate risk profile, as represented by the BlackRock ESG Aware Moderate Allocation Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Cumulative Total Returns
	6 Months	Since Inception
Fund NAV	6.66%	10.95%
Fund Market	6.73	11.11
Index	6.72	11.05

The inception date of the Fund was 6/12/20. The first day of secondary market trading was 6/18/20.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio	(a)
$1,000.00	$1,066.60	$0.26		$1,000.00	$1,025.00	$0.26		0.05%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY ASSET CLASS

Asset Class	Percent of Total Investments	(a)

Domestic Fixed Income	57.4%
Domestic Equity	42.6

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

iShares ESG Aware U.S. Aggregate Bond ETF	57.4%
iShares ESG Aware MSCI USA ETF	23.3
iShares ESG Aware MSCI EAFE ETF	10.8
iShares ESG Aware MSCI EM ETF	5.4
iShares ESG Aware MSCI USA Small-Cap ETF	3.1

(a)	Excludes money market funds.

FUND SUMMARY	7

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	2021 ISHARES SEMI - ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) January 31, 2021	iShares® ESG Aware Aggressive Allocation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Domestic Equity — 81.5%
iShares ESG Aware MSCI EAFE ETF(a)	13,060	$944,760
iShares ESG Aware MSCI EM ETF(a)(b)	10,874	471,823
iShares ESG Aware MSCI USA ETF(a)	23,845	2,040,417
iShares ESG Aware MSCI USA Small-Cap ETF(a)	7,494	266,337

		3,723,337

Domestic Fixed Income — 18.3%
iShares ESG Aware U.S. Aggregate Bond ETF(a)	14,897	836,317

Total Investment Companies — 99.8% (Cost: $3,823,444)		4,559,654

Short-Term Investments

Money Market Funds — 10.7%
BlackRock Cash Funds: Institutional,
SL Agency Shares, 0.14%(a)(c)(d)	489,514	489,808

Total Short-Term Investments — 10.7% (Cost: $489,808)		489,808

Total Investments in Securities — 110.5% (Cost: $4,313,252)		5,049,462

Other Assets, Less Liabilities — (10.5)%		(481,357)

Net Assets — 100.0%		$4,568,105

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$489,808	(a)	$—	$—	$—	$489,808	489,514	$126	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0	(a)	—	—	—	—	—	4		—
iShares ESG Aware MSCI EAFE ETF(d)	854,462	—		(44,938)	(367)	135,603	944,760	13,060	7,934		—
iShares ESG Aware MSCI EM ETF(e)	389,651	—		(8,805)	735	90,242	471,823	10,874	3,686		—
iShares ESG Aware MSCI USA ETF(f)	1,845,048	—		(77,472)	3,821	269,020	2,040,417	23,845	13,996		—
iShares ESG Aware MSCI USA Small-Cap ETF(g)	199,959	—		(4,876)	397	70,857	266,337	7,494	1,625		—
iShares ESG Aware U.S. Aggregate Bond ETF	708,536	141,040		—	—	(13,259)	836,317	14,897	6,127		—

					$4,586	$552,463	$5,049,462		$33,498		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held. (d) Formerly the iShares ESG MSCI EAFE ETF.
(e)	Formerly the iShares ESG MSCI EM ETF.
(f)	Formerly the iShares ESG MSCI USA ETF.
(g)	Formerly the iShares ESG MSCI USA Small-Cap ETF.

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® ESG Aware Aggressive Allocation ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$4,559,654	$—	$—	$4,559,654
Money Market Funds	489,808	—	—	489,808

	$5,049,462	$—	$—	$5,049,462

See notes to financial statements.

10	2021 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) January 31, 2021	iShares® ESG Aware Conservative Allocation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Domestic Equity — 32.2%
iShares ESG Aware MSCI EAFE ETF(a)	4,573	$330,811
iShares ESG Aware MSCI EM ETF(a)(b)	3,808	165,229
iShares ESG Aware MSCI USA ETF(a)	8,350	714,510
iShares ESG Aware MSCI USA Small-Cap ETF(a)	2,624	93,257

		1,303,807

Domestic Fixed Income — 67.6%
iShares ESG Aware U.S. Aggregate Bond ETF(a)	48,683	2,733,064

Total Investment Companies — 99.8% (Cost: $3,792,014)		4,036,871

Short-Term Investments

Money Market Funds — 4.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(a)(c)(d)	167,294	167,394

Total Short-Term Investments — 4.1% (Cost: $167,394)		167,394

Total Investments in Securities — 103.9% (Cost: $3,959,408)		4,204,265

Other Assets, Less Liabilities — (3.9)%		(159,627)

Net Assets — 100.0%		$4,044,638

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2021 for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$167,394	(a)	$—	$—	$—	$167,394	167,294	$102	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0	(a)	—	—	—	—	—	2		—
iShares ESG Aware MSCI EAFE ETF(d	335,219	—		(51,297)	(234)	47,123	330,811	4,573	2,778		—
iShares ESG Aware MSCI EM ETF(e)	152,888	—		(20,075)	707	31,709	165,229	3,808	1,291		—
iShares ESG Aware MSCI USA ETF(f)	723,977	—		(105,305)	4,189	91,649	714,510	8,350	5,198		—
iShares ESG Aware MSCI USA Small-Cap ETF(g)	78,415	—		(10,487)	1,027	24,302	93,257	2,624	595		—
iShares ESG Aware U.S. Aggregate Bond ETF	2,594,764	186,555		—	—	(48,255)	2,733,064	48,683	20,996		—

					$5,689	$146,528	$4,204,265		$30,962		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
(d)	Formerly the iShares ESG MSCI EAFE ETF.
(e)	Formerly the iShares ESG MSCI EM ETF.
(f)	Formerly the iShares ESG MSCI USA ETF.
(g)	Formerly the iShares ESG MSCI USA Small-Cap ETF.

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® ESG Aware Conservative Allocation ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$4,036,871	$—	$—	$4,036,871
Money Market Funds	167,394	—	—	167,394

	$4,204,265	$—	$—	$4,204,265

See notes to financial statements.

12	2021 ISHARES SEMI - ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) January 31, 2021	iShares® ESG Aware Growth Allocation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Domestic Equity — 62.4%
iShares ESG Aware MSCI EAFE ETF(a)	9,535	$689,762
iShares ESG Aware MSCI EM ETF(a)(b)	7,939	344,473
iShares ESG Aware MSCI USA ETF(a)(b)	17,409	1,489,688
iShares ESG Aware MSCI USA Small-Cap ETF(a)	5,472	194,475

		2,718,398

Domestic Fixed Income — 37.4%
iShares ESG Aware U.S. Aggregate Bond ETF(a)	29,003	1,628,229

Total Investment Companies — 99.8% (Cost: $3,984,200)		4,346,627

Short-Term Investments

Money Market Funds — 18.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(a)(c)(d)	819,893	820,384

Total Short-Term Investments — 18.8% (Cost: $820,384)		820,384

Total Investments in Securities — 118.6% (Cost: $4,804,584)		5,167,011

Other Assets, Less Liabilities — (18.6)%		(811,997)

Net Assets — 100.0%		$4,355,014

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2021 for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$820,384	(a)	$—	$—	$—	$820,384	819,893	$147	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0	(a)	—	—	—	—	—	4		—
iShares ESG Aware MSCI EAFE ETF(d)	651,485	229,102		(289,394)	35,643	62,926	689,762	9,535	5,793		—
iShares ESG Aware MSCI EM ETF(e)	297,084	108,856		(127,469)	25,307	40,695	344,473	7,939	2,691		—
iShares ESG Aware MSCI USA ETF(f)	1,406,732	493,719		(605,022)	96,329	97,930	1,489,688	17,409	10,446		—
iShares ESG Aware MSCI USA Small-Cap ETF(g)	152,477	60,812		(70,880)	16,673	35,393	194,475	5,472	1,206		—
iShares ESG Aware U.S. Aggregate Bond ETF	1,440,582	759,137		(543,438)	(279)	(27,773)	1,628,229	29,003	12,142		—

					$173,673	$209,171	$5,167,011		$32,429		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
(d)	Formerly the iShares ESG MSCI EAFE ETF.
(e)	Formerly the iShares ESG MSCI EM ETF.
(f)	Formerly the iShares ESG MSCI USA ETF.
(g)	Formerly the iShares ESG MSCI USA Small-Cap ETF.

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® ESG Aware Growth Allocation ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$4,346,627	$—	$—	$4,346,627
Money Market Funds	820,384	—	—	820,384

	$5,167,011	$—	$—	$5167,011

See notes to financial statements.

14	2021 ISHARES SEMI - ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) January 31, 2021	iShares® ESG Aware Moderate Allocation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Domestic Equity — 42.5%
iShares ESG Aware MSCI EAFE ETF(a)	6,184	$447,350
iShares ESG Aware MSCI EM ETF(a)(b)	5,149	223,415
iShares ESG Aware MSCI USA ETF(a)	11,291	966,171
iShares ESG Aware MSCI USA Small-Cap ETF(a)	3,548	126,096

		1,763,032

Domestic Fixed Income — 57.3%
iShares ESG Aware U.S. Aggregate Bond ETF(a)	42,320	2,375,845

Total Investment Companies — 99.8% (Cost: $3,795,322)		4,138,877

Short-Term Investments

Money Market Funds — 5.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(a)(c)(d)	231,774	231,914

Total Short-Term Investments — 5.6% (Cost: $231,913)		231,914

Total Investments in Securities — 105.4% (Cost: $4,027,235)		4,370,791

Other Assets, Less Liabilities — (5.4)%		(224,043)

Net Assets — 100.0%		$4,146,748

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2021 for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$231,914	(a)	$—	$—	$—	$231,914	231,774	$59	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0	(a)	—	—	—	—	—	4		—
iShares ESG Aware MSCI EAFE ETF(d)	442,995	—		(59,185)	(483)	64,023	447,350	6,184	3,757		—
iShares ESG Aware MSCI EM ETF(e)	201,993	—		(22,249)	1,858	41,813	223,415	5,149	1,745		—
iShares ESG Aware MSCI USA ETF(f)	956,628	—		(119,966)	5,917	123,592	966,171	11,291	6,943		—
iShares ESG Aware MSCI USA Small-Cap ETF(g)	103,667	—		(11,712)	953	33,188	126,096	3,548	798		—
iShares ESG Aware U.S. Aggregate Bond ETF	2,204,374	212,515		—	—	(41,044)	2,375,845	42,320	18,074		—

					$8,245	$221,572	$4,370,791		$31,380		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
(d)	Formerly the iShares ESG MSCI EAFE ETF.
(e)	Formerly the iShares ESG MSCI EM ETF.
(f)	Formerly the iShares ESG MSCI USA ETF.
(g)	Formerly the iShares ESG MSCI USA Small-Cap ETF.

SCHEDULE OF INVESTMENTS	15

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® ESG Aware Moderate Allocation ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$4,138,877	$—	$—	$4,138,877
Money Market Funds	231,914	—	—	231,914

	$4,370,791	$—	$—	$4,370,791

See notes to financial statements.

16	2021 ISHARES SEMI - ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (unaudited)

January 31, 2021

	iShares ESG Aware Aggressive Allocation ETF	iShares ESG Aware Conservative Allocation ETF	iShares ESG Aware Growth Allocation ETF	iShares ESG Aware Moderate Allocation ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Affiliated(b)	$5,049,462	$4,204,265	$5,167,011	$4,370,791
Cash	8,393	7,857	8,359	7,979
Receivables:
Securities lending income — Affiliated	126	102	147	59

Total assets	5,057,981	4,212,224	5,175,517	4,378,829

LIABILITIES
Collateral on securities loaned, at value	489,808	167,395	820,385	231,914
Payables:
Investment advisory fees	68	191	118	167

Total liabilities	489,876	167,586	820,503	232,081

NET ASSETS	$4,568,105	$4,044,638	$4,355,014	$4,146,748

NET ASSETS CONSIST OF:
Paid-in capital	$3,827,228	$3,794,314	$3,818,793	$3,795,186
Accumulated earnings	740,877	250,324	536,221	351,562

NET ASSETS	$4,568,105	$4,044,638	$4,355,014	$4,146,748

Shares outstanding	150,000	150,000	150,000	150,000

Net asset value	$30.45	$26.96	$29.03	$27.64

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$467,093	$159,632	$785,966	$221,159
(b) Investments, at cost — Affiliated	$4,313,252	$3,959,408	$4,804,584	$4,027,235

See notes to financial statements.

FINANCIAL STATEMENTS	17

Statements of Operations   (unaudited)

Six Months Ended January 31, 2021

	iShares ESG Aware Aggressive Allocation ETF	iShares ESG Aware Conservative Allocation ETF	iShares ESG Aware Growth Allocation ETF	iShares ESG Aware Moderate Allocation ETF

INVESTMENT INCOME
Dividends — Affiliated	$33,372	$30,860	$32,282	$31,321
Securities lending income — Affiliated — net	126	102	147	59

Total investment income	33,498	30,962	32,429	31,380

EXPENSES
Investment advisory fees	3,913	3,604	3,798	3,668

Total expenses	3,913	3,604	3,798	3,668
Less:
Investment advisory fees waived	(3,525)	(2,501)	(3,117)	(2,705)

Total expenses after fees waived	388	1,103	681	963

Net investment income	33,110	29,859	31,748	30,417

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Affiliated	4,586	5,689	7,718	8,245
In-kind redemptions — Affiliated	—	—	165,955	—

Net realized gain	4,586	5,689	173,673	8,245

Net change in unrealized appreciation (depreciation) on:
Investments — Affiliated	552,463	146,528	209,171	221,572

Net change in unrealized appreciation (depreciation)	552,463	146,528	209,171	221,572

Net realized and unrealized gain	557,049	152,217	382,844	229,817

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$590,159	$182,076	$414,592	$260,234

See notes to financial statements.

18	2021 ISHARES SEMI - ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	iShares ESG Aware Aggressive Allocation ETF		iShares ESG Aware Conservative Allocation ETF
	Six Months Ended 01/31/21 (unaudited )	Period From 06/12/20 to 07/31/20 (a)	Six Months Ended 01/31/21 (unaudited )	Period From 06/12/20 to 07/31/20 (a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$33,110	$12,069	$29,859	$6,770
Net realized gain	4,586	195	5,689	—
Net change in unrealized appreciation (depreciation)	552,463	183,747	146,528	98,329

Net increase in net assets resulting from operations	590,159	196,011	182,076	105,099

DISTRIBUTIONS TO SHAREHOLDERS(b)
From net investment income	(33,169)	(12,124)	(30,081)	(6,770)
Return of capital	—	—	—	(161)

Decrease in net assets resulting from distributions to shareholders	(33,169)	(12,124)	(30,081)	(6,931)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	—	3,827,228	—	3,794,475

NET ASSETS
Total increase in net assets	556,990	4,011,115	151,995	3,892,643
Beginning of period	4,011,115	—	3,892,643	—

End of period	$4,568,105	$4,011,115	$4,044,638	$3,892,643

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	19

Statements of Changes in Net Assets   (continued)

	iShares ESG Aware Growth Allocation ETF		iShares ESG Aware Moderate Allocation ETF

	Six Months Ended 01/31/21 (unaudited )	Period From 06/12/20 to 07/31/20 (a)	Six Months Ended 01/31/21 (unaudited )	Period From 06/12/20 to 07/31/20 (a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$31,748	$10,002	$30,417	$7,862
Net realized gain	173,673	206	8,245	—
Net change in unrealized appreciation (depreciation)	209,171	153,256	221,572	121,984

Net increase in net assets resulting from operations	414,592	163,464	260,234	129,846

DISTRIBUTIONS TO SHAREHOLDERS(b)
From net investment income	(31,734)	(10,101)	(30,656)	(7,862)
Return of capital	—	—	—	(144)

Decrease in net assets resulting from distributions to shareholders	(31,734)	(10,101)	(30,656)	(8,006)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	7,237	3,811,556	—	3,795,330

NET ASSETS
Total increase in net assets	390,095	3,964,919	229,578	3,917,170
Beginning of period	3,964,919	—	3,917,170	—

End of period	$4,355,014	$3,964,919	$4,146,748	$3,917,170

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

20	2021 ISHARES SEMI - ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

(For a share outstanding throughout each period)

	iShares ESG Aware Aggressive Allocation ETF
	Six Months Ended 01/31/21 (unaudited)		Period From 06/12/20 to 07/31/20	(a)

Net asset value, beginning of period	$26.74		$25.32

Net investment income(b)	0.22		0.10
Net realized and unrealized gain(c)	3.71		1.44

Net increase from investment operations	3.93		1.54

Distributions(d)
From net investment income	(0.22)		(0.12)

Total distributions	(0.22)		(0.12)

Net asset value, end of period	$30.45		$26.74

Total Return
Based on net asset value	14.74	%(e)	6.10	%(e)

Ratios to Average Net Assets
Total expenses(f)	0.18	%(g)	0.18	%(g)

Total expenses after fees waived(f)	0.02	%(g)	0.03	%(g)

Net investment income	1.52	%(g)	2.74	%(g)

Supplemental Data
Net assets, end of period (000)	$4,568		$4,011

Portfolio turnover rate(h)(i)	3	%(e)	0	%(e)(j)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.
(i)

Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund’s financial highlights for its respective portfolio turnover rates.

(j)	Rounds to less than 0.01%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	21

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares ESG Aware Conservative Allocation ETF
	Six Months Ended 01/31/21 (unaudited)		Period From 06/12/20 to 07/31/20	(a)

Net asset value, beginning of period	$25.95		$25.14

Net investment income(b)	0.20		0.06
Net realized and unrealized gain(c)	1.01		0.82

Net increase from investment operations	1.21		0.88

Distributions(d)
From net investment income	(0.20)		(0.07)
Return of capital	—		(0.00	)(e)

Total distributions	(0.20)		(0.07)

Net asset value, end of period	$26.96		$25.95

Total Return
Based on net asset value	4.68	%(f)	3.50	%(f)

Ratios to Average Net Assets
Total expenses(g)	0.18	%(h)	0.18	%(h)

Total expenses after fees waived(g)	0.06	%(h)	0.06	%(h)

Net investment income	1.49	%(h)	1.63	%(h)

Supplemental Data
Net assets, end of period (000)	$4,045		$3,893

Portfolio turnover rate(i)(j)	5	%(f)	0	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Rounds to less than $0.01.
(f)	Not annualized.
(g)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.
(j)

Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund’s financial highlights for its respective portfolio turnover rates.

See notes to financial statements.

22	2021 ISHARES SEMI - ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares ESG Aware Growth Allocation ETF
	Six Months Ended 01/31/21 (unaudited)		Period From 06/12/20 to 07/31/20	(a)

Net asset value, beginning of period	$26.43		$25.25

Net investment income(b)	0.21		0.08
Net realized and unrealized gain(c)	2.60		1.20

Net increase from investment operations	2.81		1.28

Distributions(d)
From net investment income	(0.21)		(0.10)

Total distributions	(0.21)		(0.10)

Net asset value, end of period	$29.03		$26.43

Total Return
Based on net asset value	10.67	%(e)	5.08	%(e)

Ratios to Average Net Assets
Total expenses(f)	0.18	%(g)	0.18	%(g)

Total expenses after fees waived(f)	0.03	%(g)	0.04	%(g)

Net investment income	1.50	%(g)	2.29	%(g)

Supplemental Data
Net assets, end of period (000)	$4,355		$3,965

Portfolio turnover rate(h)(i)	5	%(e)	0	%(e)(j)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.
(i)

Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund’s financial highlights for its respective portfolio turnover rates.

(j)	Rounds to less than 0.01%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	23

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares ESG Aware Moderate Allocation ETF
	Six Months Ended 01/31/21 (unaudited)		Period From 06/12/20 to 07/31/20	(a)

Net asset value, beginning of period	$26.11		$25.18

Net investment income(b)	0.20		0.06
Net realized and unrealized gain(c)	1.53		0.95

Net increase from investment operations	1.73		1.01

Distributions(d)
From net investment income	(0.20)		(0.08)
Return of capital	—		(0.00	)(e)

Total distributions	(0.20)		(0.08)

Net asset value, end of period	$27.64		$26.11

Total Return
Based on net asset value	6.66	%(f)	4.02	%(f)

Ratios to Average Net Assets
Total expenses(g)	0.18	%(h)	0.18	%(h)

Total expenses after fees waived(g)	0.05	%(h)	0.05	%(h)

Net investment income	1.49	%(h)	1.82	%(h)

Supplemental Data
Net assets, end of period (000)	$4,147		$3,917

Portfolio turnover rate(i)(j)	5	%(f)	0	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Rounds to less than $0.01.
(f)	Not annualized.
(g)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.
(j)

Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund’s financial highlights for its respective portfolio turnover rates.

See notes to financial statements.

24	2021 ISHARES SEMI - ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
ESG Aware Aggressive Allocation	Diversified
ESG Aware Conservative Allocation	Diversified
ESG Aware Growth Allocation	Diversified
ESG Aware Moderate Allocation	Diversified

Each Fund is a fund of funds and seeks to achieve its investment objective by investing primarily in other iShares funds (each, an “underlying fund,” collectively, the “underlying funds”). The financial statements and schedules of investments for the underlying funds are available on iShares.com and should be read in conjunction with the Funds’ financial statements.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Interest income is recognized daily on an accrual basis.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting

NOTES TO FINANCIAL STATEMENTS	25

Notes to Financial Statements (unaudited) (continued)

fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s schedule of investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA as of January 31, 2021:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received(a)	Non-Cash Collateral Received	Net Amount
ESG Aware Aggressive Allocation
Barclays Bank PLC	$467,093	$467,093	$—	$—

ESG Aware Conservative Allocation
Barclays Bank PLC	$159,632	$159,632	$—	$—

26	2021 I SHARES SEMI - ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received(a)	Non-Cash Collateral Received	Net Amount
ESG Aware Growth Allocation
Barclays Bank PLC	$785,966	$785,966	$—	$—

ESG Aware Moderate Allocation
Barclays Bank PLC	$221,159	$221,159	$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.18%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses are a fund’s total annual operating expenses.

For each of the iShares ESG Aware Aggressive Allocation, iShares ESG Aware Conservative Allocation, iShares ESG Aware Growth Allocation and iShares ESG Aware Moderate Allocation ETFs, BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through November 30, 2025, in an amount equal to the acquired fund fees and expenses, if any, attributable to each Fund’s investments in other iShares funds.

These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended January 31, 2021, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts waived
ESG Aware Aggressive Allocation	$3,525
ESG Aware Conservative Allocation	2,501
ESG Aware Growth Allocation	3,117
ESG Aware Moderate Allocation	2,705

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

NOTES TO FINANCIAL STATEMENTS	27

Notes to Financial Statements (unaudited) (continued)

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended January 31, 2021, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
ESG Aware Aggressive Allocation	$40
ESG Aware Conservative Allocation	31
ESG Aware Growth Allocation	45
ESG Aware Moderate Allocation	19

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

6.	PURCHASES AND SALES

For the six months ended January 31, 2021, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
ESG Aware Aggressive Allocation	$141,040	$136,091
ESG Aware Conservative Allocation	186,555	187,163
ESG Aware Growth Allocation	214,538	206,351
ESG Aware Moderate Allocation	212,515	213,111

For the six months ended January 31, 2021, purchases and sales related to in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
ESG Aware Growth Allocation	$1,437,088	$1,429,852

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2021 and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of January 31, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ESG Aware Aggressive Allocation	$4,313,252	$739,143	$(2,933)	$736,210
ESG Aware Conservative Allocation	3,959,408	258,787	(13,930)	244,857
ESG Aware Growth Allocation	4,804,584	369,201	(6,774)	362,427
ESG Aware Moderate Allocation	4,027,235	352,485	(8,929)	343,556

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events

28	2021 I SHARES SEMI - ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (unaudited) (continued)

such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 01/31/21		Period Ended 07/31/20
iShares ETF	Shares	Amount	Shares	Amount
ESG Aware Aggressive Allocation Shares sold	—	$—	150,000	$3,827,228

ESG Aware Conservative Allocation Shares sold	—	$—	150,000	$3,794,475

ESG Aware Growth Allocation Shares sold	50,000	$1,441,927	150,000	$3,811,556
Shares redeemed	(50,000)	(1,434,690)	—	—

Net increase	—	$7,237	150,000	$3,811,556

ESG Aware Moderate Allocation Shares sold	—	$—	150,000	$3,795,330

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

NOTES TO FINANCIAL STATEMENTS	29

Notes to Financial Statements (unaudited) (continued)

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

30	2021 I SHARES SEMI - ANNUAL REPORT TO SHAREHOLDERS

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 2, 2020 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2019 through September 30, 2020 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and closures in certain countries and the impact of the coronavirus outbreak on the Funds and the overall market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a Fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following enhancements to the Program: (1) certain single country emerging market ETFs were added to a $300 million credit agreement with State Street Bank and Trust Company; and (2) certain updates were made to the RATS and HLIM calculation methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM	31

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

January 31, 2021

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
ESG Aware Aggressive Allocation(a)	$0.220252	$—	$0.000875	$0.221127	100%	—%	0	%(b)	100%
ESG Aware Conservative Allocation(a)	0.197696	—	0.002848	0.200544	99	—	1		100
ESG Aware Growth Allocation(a)	0.209886	—	0.001673	0.211559	99	—	1		100
ESG Aware Moderate Allocation(a)	0.201914	—	0.002460	0.204374	99	—	1		100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 0.01%.

32	2021 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at ishares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

GENERAL INFORMATION	33

Want to know more?

iShares.com | 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc. or S&P Dow Jones Indices LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above

©2021 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-112-0121

(b) Not Applicable

Item 2.	Code of Ethics.

Not applicable to this semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6.	Investments.

(a) Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.	Exhibits.

(a)(1) Not applicable to this semi-annual report.

(a)(2) Section 302 Certifications are attached.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Armando Senra
Armando Senra, President (Principal Executive Officer)

Date: April 08, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Armando Senra
Armando Senra, President (Principal Executive Officer)

Date: April 08, 2021

By:	/s/ Trent Walker
Trent Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: April 08, 2021